================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number       811-7436
                                                      -----------

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    512-306-7400

Date of fiscal year end:    October 31

Date of reporting period:    October 31, 2014

================================================================================

ITEM 1.REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  31
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  86
         International Vector Equity Portfolio..........................  90
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................  97
         World Core Equity Portfolio....................................  98
         Selectively Hedged Global Equity Portfolio.....................  99
         Emerging Markets Portfolio..................................... 100
         Emerging Markets Small Cap Portfolio........................... 100
         Emerging Markets Value Portfolio............................... 100
         Emerging Markets Core Equity Portfolio......................... 101
     Statements of Assets and Liabilities............................... 105
     Statements of Operations........................................... 112
     Statements of Changes in Net Assets................................ 119
     Financial Highlights............................................... 129
     Notes to Financial Statements...................................... 148
     Report of Independent Registered Public Accounting Firm............ 176

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Performance Charts................................................. 177
     Management's Discussion and Analysis............................... 178
     Consolidated Disclosure of Fund Expenses........................... 179
     Consolidated Disclosure of Portfolio Holdings...................... 180
     Consolidated Schedule of Investments............................... 181
     Consolidated Statement of Assets and Liabilities................... 186
     Consolidated Statement of Operations............................... 187
     Consolidated Statements of Changes in Net Assets................... 188
     Consolidated Financial Highlights.................................. 189
     Consolidated Notes to Financial Statements......................... 190
     Report of Independent Registered Public Accounting Firm............ 202
  Dimensional Investment Group Inc.
     Performance Charts................................................. 203
     Management's Discussion and Analysis............................... 205
     Disclosure of Fund Expenses........................................ 208
     Disclosure of Portfolio Holdings................................... 210
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 211
         U.S. Large Company Portfolio................................... 212
     Statements of Assets and Liabilities............................... 215
     Statements of Operations........................................... 216
     Statements of Changes in Net Assets................................ 217
     Financial Highlights............................................... 218
     Notes to Financial Statements...................................... 220
     Report of Independent Registered Public Accounting Firm............ 230
  The DFA Investment Trust Company
     Performance Charts................................................. 231
     Management's Discussion and Analysis............................... 236
     Disclosure of Fund Expenses........................................ 241
     Disclosure of Portfolio Holdings................................... 243
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 245
         The DFA International Value Series............................. 248
         The Japanese Small Company Series.............................. 252
         The Asia Pacific Small Company Series.......................... 255
         The United Kingdom Small Company Series........................ 257
         The Continental Small Company Series........................... 260
         The Canadian Small Company Series.............................. 264
         The Emerging Markets Series.................................... 267
         The Emerging Markets Small Cap Series.......................... 271
     Statements of Assets and Liabilities............................... 275
     Statements of Operations........................................... 277
     Statements of Changes in Net Assets................................ 279
     Financial Highlights............................................... 282
     Notes to Financial Statements...................................... 287
     Report of Independent Registered Public Accounting Firm............ 296

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Performance Charts................................................. 297
     Management's Discussion and Analysis............................... 298
     Disclosure of Fund Expenses........................................ 299
     Disclosure of Portfolio Holdings................................... 300
     Summary Schedule of Portfolio Holdings............................. 301
     Statement of Assets and Liabilities................................ 305
     Statement of Operations............................................ 306
     Statements of Changes in Net Assets................................ 307
     Financial Highlights............................................... 308
     Notes to Financial Statements...................................... 309
     Report of Independent Registered Public Accounting Firm............ 316
  Fund Management....................................................... 317
  Voting Proxies on Fund Portfolio Securities........................... 328
  Notice to Shareholders................................................ 329

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]

                   Enhanced U.S. Large Company
                            Portfolio                    S&P 500/R/Index
                ---------------------------------      ------------------
10/31/2004                  $10,000                         $10,000
11/30/2004                   10,366                          10,405
12/31/2004                   10,717                          10,759
 1/31/2005                   10,437                          10,496
 2/28/2005                   10,638                          10,717
 3/31/2005                   10,425                          10,527
 4/30/2005                   10,246                          10,328
 5/31/2005                   10,571                          10,656
 6/30/2005                   10,582                          10,672
 7/31/2005                   10,931                          11,069
 8/31/2005                   10,852                          10,968
 9/30/2005                   10,919                          11,056
10/31/2005                   10,693                          10,872
11/30/2005                   11,100                          11,283
12/31/2005                   11,101                          11,287
 1/31/2006                   11,399                          11,586
 2/28/2006                   11,399                          11,618
 3/31/2006                   11,542                          11,762
 4/30/2006                   11,680                          11,920
 5/31/2006                   11,335                          11,577
 6/30/2006                   11,346                          11,593
 7/31/2006                   11,415                          11,664
 8/31/2006                   11,680                          11,942
 9/30/2006                   11,979                          12,250
10/31/2006                   12,359                          12,649
11/30/2006                   12,600                          12,889
12/31/2006                   12,769                          13,070
 1/31/2007                   12,950                          13,268
 2/28/2007                   12,696                          13,008
 3/31/2007                   12,841                          13,154
 4/30/2007                   13,397                          13,737
 5/31/2007                   13,856                          14,216
 6/30/2007                   13,614                          13,980
 7/31/2007                   13,204                          13,546
 8/31/2007                   13,385                          13,749
 9/30/2007                   13,883                          14,264
10/31/2007                   14,106                          14,490
11/30/2007                   13,512                          13,885
12/31/2007                   13,416                          13,788
 1/31/2008                   12,575                          12,961
 2/29/2008                   12,168                          12,540
 3/31/2008                   12,114                          12,486
 4/30/2008                   12,683                          13,094
 5/31/2008                   12,860                          13,264
 6/30/2008                   11,767                          12,146
 7/31/2008                   11,671                          12,044
 8/31/2008                   11,850                          12,218
 9/30/2008                   10,759                          11,129
10/31/2008                    8,924                           9,260
11/30/2008                    8,317                           8,596
12/31/2008                    8,415                           8,687
 1/31/2009                    7,710                           7,955
 2/28/2009                    6,867                           7,108
 3/31/2009                    7,492                           7,730
 4/30/2009                    8,230                           8,470
 5/31/2009                    8,723                           8,944
 6/30/2009                    8,753                           8,962
 7/31/2009                    9,446                           9,640
 8/31/2009                    9,815                           9,988
 9/30/2009                   10,201                          10,360
10/31/2009                   10,015                          10,168
11/30/2009                   10,649                          10,778
12/31/2009                   10,832                          10,986
 1/31/2010                   10,460                          10,591
 2/28/2010                   10,801                          10,919
 3/31/2010                   11,437                          11,578
 4/30/2010                   11,623                          11,760
 5/31/2010                   10,708                          10,821
 6/30/2010                   10,157                          10,255
 7/31/2010                   10,874                          10,973
 8/31/2010                   10,391                          10,478
 9/30/2010                   11,321                          11,413
10/31/2010                   11,758                          11,847
11/30/2010                   11,742                          11,849
12/31/2010                   12,528                          12,641
 1/31/2011                   12,841                          12,940
 2/28/2011                   13,263                          13,384
 3/31/2011                   13,263                          13,389
 4/30/2011                   13,685                          13,786
 5/31/2011                   13,560                          13,629
 6/30/2011                   13,326                          13,402
 7/31/2011                   13,076                          13,130
 8/31/2011                   12,356                          12,417
 9/30/2011                   11,480                          11,544
10/31/2011                   12,747                          12,805
11/30/2011                   12,669                          12,777
12/31/2011                   12,810                          12,908
 1/31/2012                   13,411                          13,486
 2/29/2012                   13,996                          14,069
 3/31/2012                   14,471                          14,532
 4/30/2012                   14,392                          14,441
 5/31/2012                   13,522                          13,573
 6/30/2012                   14,089                          14,132
 7/31/2012                   14,327                          14,329
 8/31/2012                   14,660                          14,652
 9/30/2012                   15,037                          15,030
10/31/2012                   14,766                          14,753
11/30/2012                   14,862                          14,838
12/31/2012                   14,983                          14,973
 1/31/2013                   15,751                          15,749
 2/28/2013                   15,975                          15,963
 3/31/2013                   16,566                          16,561
 4/30/2013                   16,886                          16,881
 5/31/2013                   17,270                          17,275
 6/30/2013                   17,005                          17,043
 7/31/2013                   17,903                          17,911
 8/31/2013                   17,374                          17,392
 9/30/2013                   17,919                          17,937
10/31/2013                   18,752                          18,762
11/30/2013                   19,329                          19,334
12/31/2013                   19,794                          19,823
 1/31/2014                   19,137                          19,138
 2/28/2014                   20,003                          20,013
 3/31/2014                   20,157                          20,181
 4/30/2014                   20,318                          20,331
 5/31/2014                   20,816                          20,808
 6/30/2014                   21,216                          21,238
 7/31/2014                   20,911                          20,945          Past performance is not predictive of
 8/31/2014                   21,764                          21,783          future performance.
 9/30/2014                   21,442                          21,477          The returns shown do not reflect the
10/31/2014                   21,973                          22,002          deduction of taxes that a shareholder
          Average Annual         One         Five          Ten               would pay on fund distributions or the
          Total Return           Year        Years        Years              redemption of fund shares.
          ------------------------------------------------------------       The S&P data are provided by
                                17.18%       17.02%       8.19%              Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2014

                                 [CHART]

                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------
     6/25/2013            $10,000                   $10,000
     6/30/2013             10,020                    10,130
     7/31/2013             10,550                    10,672
     8/31/2013             10,270                    10,378
     9/30/2013             10,630                    10,740
    10/31/2013             11,101                    11,213
    11/30/2013             11,452                    11,527
    12/31/2013             11,757                    11,838
     1/31/2014             11,333                    11,460
     2/28/2014             11,878                    12,004
     3/31/2014             11,985                    12,080
     4/30/2014             12,046                    12,137
     5/31/2014             12,319                    12,416
     6/30/2014             12,623                    12,699            Past performance is not predictive of
     7/31/2014             12,410                    12,493            future performance.
     8/31/2014             12,928                    13,010            The returns shown do not reflect the
     9/30/2014             12,654                    12,781            deduction of taxes that a shareholder
    10/31/2014             12,899                    13,094            would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2014, all rights
                                  16.19%        20.74%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2004                $10,000                          $10,000
 11/30/2004                 10,655                           10,506
 12/31/2004                 11,079                           10,858
  1/31/2005                 10,803                           10,665
  2/28/2005                 11,129                           11,018
  3/31/2005                 11,100                           10,867
  4/30/2005                 10,718                           10,672
  5/31/2005                 11,177                           10,929
  6/30/2005                 11,405                           11,049
  7/31/2005                 11,971                           11,368
  8/31/2005                 11,871                           11,319
  9/30/2005                 12,054                           11,478
 10/31/2005                 11,731                           11,186
 11/30/2005                 12,199                           11,552
 12/31/2005                 12,214                           11,621
  1/31/2006                 12,792                           12,072
  2/28/2006                 12,747                           12,146
  3/31/2006                 12,972                           12,311
  4/30/2006                 13,337                           12,624
  5/31/2006                 13,090                           12,305
  6/30/2006                 13,203                           12,383
  7/31/2006                 13,011                           12,684
  8/31/2006                 13,220                           12,897
  9/30/2006                 13,586                           13,154
 10/31/2006                 14,124                           13,584
 11/30/2006                 14,390                           13,894
 12/31/2006                 14,679                           14,206
  1/31/2007                 15,104                           14,388
  2/28/2007                 14,877                           14,164
  3/31/2007                 14,974                           14,383
  4/30/2007                 15,609                           14,914
  5/31/2007                 16,250                           15,452
  6/30/2007                 15,986                           15,091
  7/31/2007                 14,993                           14,393
  8/31/2007                 14,707                           14,554
  9/30/2007                 15,087                           15,054
 10/31/2007                 15,169                           15,056
 11/30/2007                 14,319                           14,320
 12/31/2007                 14,273                           14,182
  1/31/2008                 13,726                           13,614
  2/29/2008                 13,301                           13,043
  3/31/2008                 13,177                           12,945
  4/30/2008                 14,004                           13,577
  5/31/2008                 14,337                           13,555
  6/30/2008                 12,766                           12,257
  7/31/2008                 12,623                           12,213
  8/31/2008                 12,871                           12,421
  9/30/2008                 11,713                           11,508
 10/31/2008                  9,074                            9,516
 11/30/2008                  8,184                            8,834
 12/31/2008                  8,450                            8,956
  1/31/2009                  7,448                            7,926
  2/28/2009                  6,402                            6,867
  3/31/2009                  7,031                            7,455
  4/30/2009                  8,169                            8,254
  5/31/2009                  8,796                            8,764
  6/30/2009                  8,689                            8,699
  7/31/2009                  9,508                            9,411
  8/31/2009                 10,155                            9,904
  9/30/2009                 10,597                           10,286
 10/31/2009                 10,141                            9,971
 11/30/2009                 10,712                           10,533
 12/31/2009                 11,001                           10,720
  1/31/2010                 10,743                           10,418
  2/28/2010                 11,207                           10,747
  3/31/2010                 12,081                           11,447
  4/30/2010                 12,463                           11,743
  5/31/2010                 11,396                           10,778
  6/30/2010                 10,534                           10,171
  7/31/2010                 11,358                           10,860
  8/31/2010                 10,664                           10,395
  9/30/2010                 11,709                           11,201
 10/31/2010                 12,140                           11,538
 11/30/2010                 12,049                           11,476
 12/31/2010                 13,220                           12,382
  1/31/2011                 13,647                           12,662
  2/28/2011                 14,383                           13,129
  3/31/2011                 14,449                           13,181
  4/30/2011                 14,811                           13,532
  5/31/2011                 14,600                           13,389
  6/30/2011                 14,335                           13,115
  7/31/2011                 13,680                           12,680
  8/31/2011                 12,523                           11,888
  9/30/2011                 11,258                           10,990
 10/31/2011                 12,812                           12,248
 11/30/2011                 12,706                           12,185
 12/31/2011                 12,805                           12,430
  1/31/2012                 13,441                           12,901
  2/29/2012                 14,217                           13,415
  3/31/2012                 14,478                           13,813
  4/30/2012                 14,175                           13,672
  5/31/2012                 13,169                           12,870
  6/30/2012                 13,875                           13,509
  7/31/2012                 14,010                           13,649
  8/31/2012                 14,563                           13,945
  9/30/2012                 15,095                           14,388
 10/31/2012                 15,136                           14,317
 11/30/2012                 15,169                           14,311
 12/31/2012                 15,629                           14,607
  1/31/2013                 16,714                           15,556
  2/28/2013                 16,926                           15,779
  3/31/2013                 17,739                           16,405
  4/30/2013                 17,917                           16,653
  5/31/2013                 18,657                           17,080
  6/30/2013                 18,442                           16,929
  7/31/2013                 19,548                           17,844
  8/31/2013                 18,964                           17,167
  9/30/2013                 19,524                           17,597
 10/31/2013                 20,511                           18,367
 11/30/2013                 21,367                           18,880
 12/31/2013                 21,931                           19,358
  1/31/2014                 21,064                           18,670
  2/28/2014                 21,772                           19,478
  3/31/2014                 22,282                           19,943
  4/30/2014                 22,428                           20,132
  5/31/2014                 22,915                           20,427
  6/30/2014                 23,540                           20,961              Past performance is not predictive of
  7/31/2014                 23,365                           20,603              future performance.
  8/31/2014                 24,106                           21,361              The returns shown do not reflect the
  9/30/2014                 23,505                           20,920              deduction of taxes that a shareholder
 10/31/2014                 23,688                           21,390              would pay on fund distributions or the
           Average Annual          One          Five          Ten                redemption of fund shares.
           Total Return            Year         Years        Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2014, all rights
                                  15.49%        18.49%       9.01%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2014

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008            $10,000                            $10,000
 2/29/2008              9,750                              9,603
 3/31/2008              9,821                              9,748
 4/30/2008             10,152                             10,056
 5/31/2008             10,613                             10,400
 6/30/2008              9,538                              9,402
 7/31/2008              9,790                              9,884
 8/31/2008             10,233                             10,353
 9/30/2008              9,575                              9,868
10/31/2008              7,504                              7,897
11/30/2008              6,525                              6,982
12/31/2008              6,946                              7,412
 1/31/2009              5,999                              6,353
 2/28/2009              5,204                              5,471
 3/31/2009              5,777                              5,956
 4/30/2009              6,902                              6,901
 5/31/2009              7,137                              7,051
 6/30/2009              7,107                              7,028
 7/31/2009              7,959                              7,841
 8/31/2009              8,379                              8,212
 9/30/2009              8,844                              8,624
10/31/2009              8,207                              8,051
11/30/2009              8,484                              8,308
12/31/2009              9,150                              8,937
 1/31/2010              8,943                              8,675
 2/28/2010              9,449                              9,077
 3/31/2010             10,229                              9,832
 4/30/2010             10,973                             10,520
 5/31/2010              9,981                              9,631
 6/30/2010              9,031                              8,790
 7/31/2010              9,735                              9,418
 8/31/2010              8,948                              8,710
 9/30/2010             10,044                              9,645
10/31/2010             10,417                             10,019
11/30/2010             10,840                             10,273
12/31/2010             11,805                             11,127
 1/31/2011             11,883                             11,133
 2/28/2011             12,550                             11,698
 3/31/2011             12,792                             11,861
 4/30/2011             12,998                             12,053
 5/31/2011             12,678                             11,837
 6/30/2011             12,397                             11,546
 7/31/2011             11,964                             11,164
 8/31/2011             10,763                             10,178
 9/30/2011              9,425                              9,067
10/31/2011             10,905                             10,373
11/30/2011             10,941                             10,353
12/31/2011             11,049                             10,515
 1/31/2012             11,719                             11,214
 2/29/2012             12,144                             11,380
 3/31/2012             12,369                             11,733
 4/30/2012             12,168                             11,564
 5/31/2012             11,260                             10,857
 6/30/2012             11,715                             11,380
 7/31/2012             11,657                             11,264
 8/31/2012             12,192                             11,612
 9/30/2012             12,577                             12,025
10/31/2012             12,505                             11,874
11/30/2012             12,715                             11,911
12/31/2012             13,155                             12,413
 1/31/2013             14,059                             13,152
 2/28/2013             14,291                             13,303
 3/31/2013             14,987                             13,856
 4/30/2013             14,840                             13,843
 5/31/2013             15,567                             14,256
 6/30/2013             15,460                             14,199
 7/31/2013             16,545                             15,111
 8/31/2013             15,941                             14,443
 9/30/2013             16,826                             15,277
10/31/2013             17,555                             15,773
11/30/2013             18,331                             16,389
12/31/2013             18,804                             16,698
 1/31/2014             17,913                             16,052
 2/28/2014             18,845                             16,786
 3/31/2014             19,217                             16,994
 4/30/2014             18,862                             16,557
 5/31/2014             19,044                             16,662
 6/30/2014             19,852                             17,399               Past performance is not predictive of
 7/31/2014             18,859                             16,347               future performance.
 8/31/2014             19,819                             17,058               The returns shown do not reflect the
 9/30/2014             18,629                             15,907               deduction of taxes that a shareholder
10/31/2014             19,217                             17,018               would pay on fund distributions or the
          Average Annual        One         Five           Since               redemption of fund shares.
          Total Return          Year        Years        Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2014, all rights
                                9.47%       18.55%        10.16%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2014

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/30/2008                $10,000                          10,000
 7/31/2008                 10,260                          10,513
 8/31/2008                 10,720                          11,012
 9/30/2008                 10,038                          10,496
10/31/2008                  7,860                           8,399
11/30/2008                  6,836                           7,426
12/31/2008                  7,274                           7,883
 1/31/2009                  6,272                           6,757
 2/28/2009                  5,443                           5,818
 3/31/2009                  6,038                           6,335
 4/30/2009                  7,216                           7,340
 5/31/2009                  7,459                           7,499
 6/30/2009                  7,436                           7,475
 7/31/2009                  8,321                           8,340
 8/31/2009                  8,768                           8,735
 9/30/2009                  9,248                           9,173
10/31/2009                  8,585                           8,564
11/30/2009                  8,871                           8,836
12/31/2009                  9,568                           9,505
 1/31/2010                  9,343                           9,227
 2/28/2010                  9,865                           9,654
 3/31/2010                 10,685                          10,458
 4/30/2010                 11,453                          11,189
 5/31/2010                 10,419                          10,244
 6/30/2010                  9,434                           9,350
 7/31/2010                 10,161                          10,017
 8/31/2010                  9,341                           9,264
 9/30/2010                 10,484                          10,258
10/31/2010                 10,874                          10,656
11/30/2010                 11,306                          10,927
12/31/2010                 12,308                          11,834
 1/31/2011                 12,396                          11,841
 2/28/2011                 13,085                          12,442
 3/31/2011                 13,336                          12,615
 4/30/2011                 13,544                          12,820
 5/31/2011                 13,211                          12,590
 6/30/2011                 12,926                          12,281
 7/31/2011                 12,466                          11,875
 8/31/2011                 11,214                          10,826
 9/30/2011                  9,820                           9,644
10/31/2011                 11,364                          11,033
11/30/2011                 11,401                          11,011
12/31/2011                 11,510                          11,183
 1/31/2012                 12,209                          11,927
 2/29/2012                 12,644                          12,104
 3/31/2012                 12,877                          12,480
 4/30/2012                 12,667                          12,299
 5/31/2012                 11,721                          11,548
 6/30/2012                 12,189                          12,104
 7/31/2012                 12,129                          11,981
 8/31/2012                 12,686                          12,350
 9/30/2012                 13,082                          12,790
10/31/2012                 13,007                          12,630
11/30/2012                 13,225                          12,668
12/31/2012                 13,677                          13,202
 1/31/2013                 14,611                          13,989
 2/28/2013                 14,861                          14,149
 3/31/2013                 15,577                          14,738
 4/30/2013                 15,424                          14,723
 5/31/2013                 16,181                          15,163
 6/30/2013                 16,064                          15,102
 7/31/2013                 17,185                          16,072
 8/31/2013                 16,548                          15,362
 9/30/2013                 17,472                          16,248
10/31/2013                 18,223                          16,777
11/30/2013                 19,022                          17,431
12/31/2013                 19,515                          17,760
 1/31/2014                 18,587                          17,073
 2/28/2014                 19,549                          17,854
 3/31/2014                 19,932                          18,075
 4/30/2014                 19,563                          17,610
 5/31/2014                 19,752                          17,722
 6/30/2014                 20,586                          18,506
 7/31/2014                 19,553                          17,387                 Past performance is not predictive of
 8/31/2014                 20,551                          18,143                 future performance.
 9/30/2014                 19,315                          16,919                 The returns shown do not reflect the
10/31/2014                 19,918                          18,101                 deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual        One         Five           Since                 redemption of fund shares.
           Total Return          Year        Years        Inception               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2014, all rights
                                 9.30%       18.33%        11.49%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2004               $10,000                           $10,000
11/30/2004                10,920                            10,887
12/31/2004                11,259                            11,147
 1/31/2005                10,901                            10,716
 2/28/2005                11,203                            10,929
 3/31/2005                11,098                            10,704
 4/30/2005                10,346                            10,152
 5/31/2005                11,035                            10,771
 6/30/2005                11,468                            11,247
 7/31/2005                12,171                            11,887
 8/31/2005                11,981                            11,614
 9/30/2005                12,023                            11,595
10/31/2005                11,705                            11,304
11/30/2005                12,249                            11,762
12/31/2005                12,301                            11,672
 1/31/2006                13,288                            12,637
 2/28/2006                13,149                            12,636
 3/31/2006                13,693                            13,248
 4/30/2006                13,872                            13,284
 5/31/2006                13,390                            12,734
 6/30/2006                13,465                            12,890
 7/31/2006                13,052                            12,711
 8/31/2006                13,348                            13,091
 9/30/2006                13,484                            13,219
10/31/2006                14,150                            13,892
11/30/2006                14,635                            14,288
12/31/2006                14,724                            14,412
 1/31/2007                15,032                            14,628
 2/28/2007                14,955                            14,449
 3/31/2007                15,069                            14,623
 4/30/2007                15,377                            14,775
 5/31/2007                16,043                            15,316
 6/30/2007                15,831                            14,959
 7/31/2007                14,684                            13,686
 8/31/2007                14,641                            13,960
 9/30/2007                14,685                            14,023
10/31/2007                14,720                            14,176
11/30/2007                13,670                            13,114
12/31/2007                13,518                            13,003
 1/31/2008                12,872                            12,470
 2/29/2008                12,544                            11,974
 3/31/2008                12,651                            12,155
 4/30/2008                13,068                            12,539
 5/31/2008                13,672                            12,968
 6/30/2008                12,289                            11,724
 7/31/2008                12,609                            12,325
 8/31/2008                13,178                            12,910
 9/30/2008                12,344                            12,305
10/31/2008                 9,668                             9,847
11/30/2008                 8,411                             8,707
12/31/2008                 8,952                             9,242
 1/31/2009                 7,721                             7,922
 2/28/2009                 6,707                             6,822
 3/31/2009                 7,438                             7,427
 4/30/2009                 8,888                             8,606
 5/31/2009                 9,195                             8,792
 6/30/2009                 9,163                             8,764
 7/31/2009                10,255                             9,778
 8/31/2009                10,806                            10,240
 9/30/2009                11,407                            10,754
10/31/2009                10,584                            10,040
11/30/2009                10,936                            10,359
12/31/2009                11,805                            11,144
 1/31/2010                11,533                            10,817
 2/28/2010                12,177                            11,319
 3/31/2010                13,190                            12,260
 4/30/2010                14,144                            13,118
 5/31/2010                12,873                            12,010
 6/30/2010                11,650                            10,961
 7/31/2010                12,558                            11,744
 8/31/2010                11,541                            10,861
 9/30/2010                12,960                            12,027
10/31/2010                13,443                            12,493
11/30/2010                13,980                            12,810
12/31/2010                15,230                            13,875
 1/31/2011                15,330                            13,882
 2/28/2011                16,200                            14,587
 3/31/2011                16,512                            14,790
 4/30/2011                16,768                            15,030
 5/31/2011                16,356                            14,761
 6/30/2011                16,005                            14,398
 7/31/2011                15,445                            13,922
 8/31/2011                13,895                            12,692
 9/30/2011                12,170                            11,306
10/31/2011                14,082                            12,935
11/30/2011                14,128                            12,909
12/31/2011                14,272                            13,111
 1/31/2012                15,137                            13,983
 2/29/2012                15,686                            14,191
 3/31/2012                15,981                            14,631
 4/30/2012                15,720                            14,419
 5/31/2012                14,547                            13,538
 6/30/2012                15,139                            14,191
 7/31/2012                15,065                            14,046
 8/31/2012                15,756                            14,479
 9/30/2012                16,257                            14,995
10/31/2012                16,164                            14,807
11/30/2012                16,435                            14,852
12/31/2012                17,010                            15,478
 1/31/2013                18,170                            16,401
 2/28/2013                18,480                            16,588
 3/31/2013                19,380                            17,278
 4/30/2013                19,190                            17,262
 5/31/2013                20,140                            17,777
 6/30/2013                19,996                            17,705
 7/31/2013                21,400                            18,843
 8/31/2013                20,608                            18,010
 9/30/2013                21,760                            19,049
10/31/2013                22,694                            19,669
11/30/2013                23,708                            20,436
12/31/2013                24,329                            20,821
 1/31/2014                23,175                            20,016
 2/28/2014                24,371                            20,932
 3/31/2014                24,857                            21,191
 4/30/2014                24,408                            20,646
 5/31/2014                24,643                            20,777
 6/30/2014                25,685                            21,696
 7/31/2014                24,409                            20,384                 Past performance is not predictive of
 8/31/2014                25,652                            21,270                 future performance.
 9/30/2014                24,117                            19,835                 The returns shown do not reflect the
10/31/2014                24,869                            21,221                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual         One          Five           Ten                  redemption of fund shares.
           Total Return           Year         Years         Years                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2014, all
                                  9.58%        18.63%        9.54%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/31/2004               $10,000                          $10,000
11/30/2004                11,000                           10,887
12/31/2004                11,399                           11,147
 1/31/2005                10,991                           10,716
 2/28/2005                11,288                           10,929
 3/31/2005                11,068                           10,704
 4/30/2005                10,262                           10,152
 5/31/2005                10,945                           10,771
 6/30/2005                11,402                           11,247
 7/31/2005                12,213                           11,887
 8/31/2005                12,009                           11,614
 9/30/2005                12,105                           11,595
10/31/2005                11,751                           11,304
11/30/2005                12,245                           11,762
12/31/2005                12,286                           11,672
 1/31/2006                13,370                           12,637
 2/28/2006                13,324                           12,636
 3/31/2006                14,136                           13,248
 4/30/2006                14,275                           13,284
 5/31/2006                13,649                           12,734
 6/30/2006                13,656                           12,890
 7/31/2006                13,144                           12,711
 8/31/2006                13,400                           13,091
 9/30/2006                13,560                           13,219
10/31/2006                14,296                           13,892
11/30/2006                14,730                           14,288
12/31/2006                14,934                           14,412
 1/31/2007                15,263                           14,628
 2/28/2007                15,227                           14,449
 3/31/2007                15,393                           14,623
 4/30/2007                15,671                           14,775
 5/31/2007                16,242                           15,316
 6/30/2007                15,991                           14,959
 7/31/2007                14,769                           13,686
 8/31/2007                14,657                           13,960
 9/30/2007                14,617                           14,023
10/31/2007                14,780                           14,176
11/30/2007                13,491                           13,114
12/31/2007                13,329                           13,003
 1/31/2008                12,804                           12,470
 2/29/2008                12,440                           11,974
 3/31/2008                12,545                           12,155
 4/30/2008                12,753                           12,539
 5/31/2008                13,281                           12,968
 6/30/2008                11,939                           11,724
 7/31/2008                12,186                           12,325
 8/31/2008                12,692                           12,910
 9/30/2008                11,817                           12,305
10/31/2008                 9,201                            9,847
11/30/2008                 8,006                            8,707
12/31/2008                 8,426                            9,242
 1/31/2009                 7,223                            7,922
 2/28/2009                 6,305                            6,822
 3/31/2009                 6,961                            7,427
 4/30/2009                 8,329                            8,606
 5/31/2009                 8,597                            8,792
 6/30/2009                 8,627                            8,764
 7/31/2009                 9,787                            9,778
 8/31/2009                10,290                           10,240
 9/30/2009                10,942                           10,754
10/31/2009                10,118                           10,040
11/30/2009                10,433                           10,359
12/31/2009                11,259                           11,144
 1/31/2010                10,903                           10,817
 2/28/2010                11,574                           11,319
 3/31/2010                12,600                           12,260
 4/30/2010                13,621                           13,118
 5/31/2010                12,273                           12,010
 6/30/2010                11,028                           10,961
 7/31/2010                11,986                           11,744
 8/31/2010                10,982                           10,861
 9/30/2010                12,402                           12,027
10/31/2010                12,919                           12,493
11/30/2010                13,500                           12,810
12/31/2010                14,738                           13,875
 1/31/2011                14,784                           13,882
 2/28/2011                15,712                           14,587
 3/31/2011                16,035                           14,790
 4/30/2011                16,237                           15,030
 5/31/2011                15,730                           14,761
 6/30/2011                15,445                           14,398
 7/31/2011                15,001                           13,922
 8/31/2011                13,414                           12,692
 9/30/2011                11,727                           11,306
10/31/2011                13,582                           12,935
11/30/2011                13,490                           12,909
12/31/2011                13,626                           13,111
 1/31/2012                14,638                           13,983
 2/29/2012                15,103                           14,191
 3/31/2012                15,450                           14,631
 4/30/2012                15,203                           14,419
 5/31/2012                14,120                           13,538
 6/30/2012                14,739                           14,191
 7/31/2012                14,704                           14,046
 8/31/2012                15,323                           14,479
 9/30/2012                15,831                           14,995
10/31/2012                15,701                           14,807
11/30/2012                15,991                           14,852
12/31/2012                16,586                           15,478
 1/31/2013                17,675                           16,401
 2/28/2013                17,985                           16,588
 3/31/2013                18,867                           17,278
 4/30/2013                18,658                           17,262
 5/31/2013                19,664                           17,777
 6/30/2013                19,527                           17,705
 7/31/2013                20,959                           18,843
 8/31/2013                20,084                           18,010
 9/30/2013                21,137                           19,049
10/31/2013                21,880                           19,669
11/30/2013                22,990                           20,436
12/31/2013                23,616                           20,821
 1/31/2014                22,402                           20,016
 2/28/2014                23,623                           20,932
 3/31/2014                23,903                           21,191
 4/30/2014                23,443                           20,646
 5/31/2014                23,636                           20,777
 6/30/2014                24,685                           21,696
 7/31/2014                23,262                           20,384
 8/31/2014                24,618                           21,270
 9/30/2014                22,900                           19,835
10/31/2014                23,957                           21,221                 Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual         One          Five           Ten                 redemption of fund shares.
           Total Return           Year         Years         Years                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2014, all
                                  9.49%        18.81%        9.13%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
September 15, 2005-October 31, 2014

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             -------------------------------   ---------------------
 9/15/2005                $10,000                    $10,000
 9/30/2005                 10,040                     10,026
10/31/2005                  9,820                      9,838
11/30/2005                 10,220                     10,221
12/31/2005                 10,224                     10,229
 1/31/2006                 10,636                     10,571
 2/28/2006                 10,656                     10,590
 3/31/2006                 10,893                     10,773
 4/30/2006                 11,024                     10,890
 5/31/2006                 10,641                     10,541
 6/30/2006                 10,644                     10,560
 7/31/2006                 10,532                     10,550
 8/31/2006                 10,785                     10,808
 9/30/2006                 11,009                     11,050
10/31/2006                 11,414                     11,448
11/30/2006                 11,686                     11,697
12/31/2006                 11,828                     11,837
 1/31/2007                 12,053                     12,062
 2/28/2007                 11,920                     11,864
 3/31/2007                 12,039                     11,988
 4/30/2007                 12,489                     12,467
 5/31/2007                 12,970                     12,921
 6/30/2007                 12,760                     12,679
 7/31/2007                 12,226                     12,247
 8/31/2007                 12,349                     12,423
 9/30/2007                 12,704                     12,875
10/31/2007                 12,899                     13,112
11/30/2007                 12,233                     12,521
12/31/2007                 12,159                     12,446
 1/31/2008                 11,465                     11,691
 2/29/2008                 11,123                     11,328
 3/31/2008                 11,043                     11,261
 4/30/2008                 11,594                     11,824
 5/31/2008                 11,895                     12,067
 6/30/2008                 10,877                     11,071
 7/31/2008                 10,877                     10,983
 8/31/2008                 11,117                     11,153
 9/30/2008                 10,086                     10,104
10/31/2008                  8,214                      8,312
11/30/2008                  7,520                      7,656
12/31/2008                  7,718                      7,802
 1/31/2009                  7,020                      7,148
 2/28/2009                  6,269                      6,399
 3/31/2009                  6,845                      6,959
 4/30/2009                  7,674                      7,692
 5/31/2009                  8,036                      8,102
 6/30/2009                  8,072                      8,130
 7/31/2009                  8,755                      8,763
 8/31/2009                  9,076                      9,076
 9/30/2009                  9,506                      9,456
10/31/2009                  9,170                      9,213
11/30/2009                  9,631                      9,736
12/31/2009                 10,020                     10,014
 1/31/2010                  9,697                      9,653
 2/28/2010                 10,074                      9,980
 3/31/2010                 10,744                     10,609
 4/30/2010                 11,078                     10,838
 5/31/2010                 10,204                      9,982
 6/30/2010                  9,546                      9,408
 7/31/2010                 10,229                     10,061
 8/31/2010                  9,677                      9,587
 9/30/2010                 10,664                     10,493
10/31/2010                 11,077                     10,903
11/30/2010                 11,218                     10,966
12/31/2010                 12,035                     11,709
 1/31/2011                 12,276                     11,965
 2/28/2011                 12,768                     12,400
 3/31/2011                 12,903                     12,456
 4/30/2011                 13,254                     12,827
 5/31/2011                 13,068                     12,681
 6/30/2011                 12,826                     12,453
 7/31/2011                 12,463                     12,168
 8/31/2011                 11,594                     11,438
 9/30/2011                 10,579                     10,550
10/31/2011                 11,904                     11,764
11/30/2011                 11,882                     11,733
12/31/2011                 11,959                     11,829
 1/31/2012                 12,603                     12,426
 2/29/2012                 13,148                     12,952
 3/31/2012                 13,496                     13,351
 4/30/2012                 13,363                     13,264
 5/31/2012                 12,483                     12,444
 6/30/2012                 12,945                     12,931
 7/31/2012                 13,034                     13,059
 8/31/2012                 13,415                     13,385
 9/30/2012                 13,796                     13,737
10/31/2012                 13,605                     13,500
11/30/2012                 13,752                     13,604
12/31/2012                 13,981                     13,771
 1/31/2013                 14,830                     14,527
 2/28/2013                 15,012                     14,719
 3/31/2013                 15,627                     15,296
 4/30/2013                 15,797                     15,546
 5/31/2013                 16,319                     15,913
 6/30/2013                 16,154                     15,707
 7/31/2013                 17,089                     16,567
 8/31/2013                 16,610                     16,105
 9/30/2013                 17,294                     16,704
10/31/2013                 18,003                     17,413
11/30/2013                 18,586                     17,918
12/31/2013                 19,099                     18,391
 1/31/2014                 18,440                     17,810
 2/28/2014                 19,329                     18,655
 3/31/2014                 19,485                     18,754
 4/30/2014                 19,438                     18,777
 5/31/2014                 19,821                     19,187
 6/30/2014                 20,394                     19,668            Past performance is not predictive of
 7/31/2014                 19,871                     19,280            future performance.
 8/31/2014                 20,719                     20,089            The returns shown do not reflect the
 9/30/2014                 20,151                     19,670            deduction of taxes that a shareholder
10/31/2014                 20,653                     20,211            would pay on fund distributions or the
         Average Annual        One       Five         Since             redemption of fund shares.
         Total Return          Year      Years      Inception           Russell data copyright (C) Russell
         ---------------------------------------------------------      Investment Group 1995-2014, all rights
                              14.72%     17.63%       8.27%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
September 15, 2005-October 31, 2014

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
 9/15/2005               $10,000                        $10,000
 9/30/2005                10,050                         10,026
10/31/2005                 9,830                          9,838
11/30/2005                10,240                         10,221
12/31/2005                10,247                         10,229
 1/31/2006                10,739                         10,571
 2/28/2006                10,759                         10,590
 3/31/2006                11,016                         10,773
 4/30/2006                11,177                         10,890
 5/31/2006                10,774                         10,541
 6/30/2006                10,766                         10,560
 7/31/2006                10,645                         10,550
 8/31/2006                10,887                         10,808
 9/30/2006                11,110                         11,050
10/31/2006                11,535                         11,448
11/30/2006                11,827                         11,697
12/31/2006                11,988                         11,837
 1/31/2007                12,212                         12,062
 2/28/2007                12,090                         11,864
 3/31/2007                12,218                         11,988
 4/30/2007                12,637                         12,467
 5/31/2007                13,148                         12,921
 6/30/2007                12,936                         12,679
 7/31/2007                12,331                         12,247
 8/31/2007                12,444                         12,423
 9/30/2007                12,757                         12,875
10/31/2007                12,890                         13,112
11/30/2007                12,155                         12,521
12/31/2007                12,049                         12,446
 1/31/2008                11,428                         11,691
 2/29/2008                11,066                         11,328
 3/31/2008                10,955                         11,261
 4/30/2008                11,505                         11,824
 5/31/2008                11,826                         12,067
 6/30/2008                10,757                         11,071
 7/31/2008                10,788                         10,983
 8/31/2008                11,028                         11,153
 9/30/2008                10,032                         10,104
10/31/2008                 8,124                          8,312
11/30/2008                 7,388                          7,656
12/31/2008                 7,607                          7,802
 1/31/2009                 6,815                          7,148
 2/28/2009                 6,022                          6,399
 3/31/2009                 6,615                          6,959
 4/30/2009                 7,539                          7,692
 5/31/2009                 7,900                          8,102
 6/30/2009                 7,889                          8,130
 7/31/2009                 8,603                          8,763
 8/31/2009                 8,955                          9,076
 9/30/2009                 9,402                          9,456
10/31/2009                 8,990                          9,213
11/30/2009                 9,397                          9,736
12/31/2009                 9,825                         10,014
 1/31/2010                 9,524                          9,653
 2/28/2010                 9,922                          9,980
 3/31/2010                10,631                         10,609
 4/30/2010                11,018                         10,838
 5/31/2010                10,146                          9,982
 6/30/2010                 9,432                          9,408
 7/31/2010                10,124                         10,061
 8/31/2010                 9,519                          9,587
 9/30/2010                10,524                         10,493
10/31/2010                10,915                         10,903
11/30/2010                11,089                         10,966
12/31/2010                11,968                         11,709
 1/31/2011                12,197                         11,965
 2/28/2011                12,743                         12,400
 3/31/2011                12,897                         12,456
 4/30/2011                13,192                         12,827
 5/31/2011                12,984                         12,681
 6/30/2011                12,729                         12,453
 7/31/2011                12,302                         12,168
 8/31/2011                11,370                         11,438
 9/30/2011                10,290                         10,550
10/31/2011                11,677                         11,764
11/30/2011                11,633                         11,733
12/31/2011                11,718                         11,829
 1/31/2012                12,371                         12,426
 2/29/2012                12,902                         12,952
 3/31/2012                13,213                         13,351
 4/30/2012                13,080                         13,264
 5/31/2012                12,182                         12,444
 6/30/2012                12,663                         12,931
 7/31/2012                12,730                         13,059
 8/31/2012                13,131                         13,385
 9/30/2012                13,530                         13,737
10/31/2012                13,407                         13,500
11/30/2012                13,530                         13,604
12/31/2012                13,836                         13,771
 1/31/2013                14,711                         14,527
 2/28/2013                14,892                         14,719
 3/31/2013                15,517                         15,296
 4/30/2013                15,631                         15,546
 5/31/2013                16,223                         15,913
 6/30/2013                16,069                         15,707
 7/31/2013                17,040                         16,567
 8/31/2013                16,514                         16,105
 9/30/2013                17,220                         16,704
10/31/2013                17,920                         17,413
11/30/2013                18,528                         17,918
12/31/2013                19,060                         18,391
 1/31/2014                18,350                         17,810
 2/28/2014                19,211                         18,655
 3/31/2014                19,435                         18,754
 4/30/2014                19,341                         18,777
 5/31/2014                19,680                         19,187
 6/30/2014                20,303                         19,668
 7/31/2014                19,740                         19,280              Past performance is not predictive of
 8/31/2014                20,560                         20,089              future performance.
 9/30/2014                19,907                         19,670              The returns shown do not reflect the
10/31/2014                20,389                         20,211              deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2014, all rights
                               13.78%      17.79%        8.12%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2014

 LOGO
                                              Past performance is not predictive of
                                              future performance.
                                              The returns shown do not reflect the
                                              deduction of taxes that a shareholder
                                              would pay on fund distributions or the
    Average Annual   One   Five     Since     redemption of fund shares.
    Total Return     Year  Years  Inception   Russell data copyright (C) Russell
    ----------------------------------------  Investment Group 1995-2014, all rights
                    11.91% 18.08%   7.99%     reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
 10/31/2004                $10,000                        $10,000
 11/30/2004                 10,875                         10,867
 12/31/2004                 11,252                         11,189
  1/31/2005                 10,810                         10,722
  2/28/2005                 11,000                         10,903
  3/31/2005                 10,682                         10,591
  4/30/2005                 10,015                          9,985
  5/31/2005                 10,705                         10,638
  6/30/2005                 11,109                         11,048
  7/31/2005                 11,869                         11,748
  8/31/2005                 11,702                         11,531
  9/30/2005                 11,777                         11,567
 10/31/2005                 11,413                         11,208
 11/30/2005                 11,967                         11,752
 12/31/2005                 11,937                         11,698
  1/31/2006                 13,022                         12,747
  2/28/2006                 12,997                         12,712
  3/31/2006                 13,593                         13,329
  4/30/2006                 13,624                         13,326
  5/31/2006                 12,882                         12,578
  6/30/2006                 12,806                         12,659
  7/31/2006                 12,315                         12,247
  8/31/2006                 12,659                         12,610
  9/30/2006                 12,763                         12,715
 10/31/2006                 13,483                         13,447
 11/30/2006                 13,822                         13,800
 12/31/2006                 13,920                         13,847
  1/31/2007                 14,128                         14,078
  2/28/2007                 14,057                         13,967
  3/31/2007                 14,204                         14,116
  4/30/2007                 14,465                         14,370
  5/31/2007                 15,012                         14,959
  6/30/2007                 14,847                         14,740
  7/31/2007                 13,953                         13,732
  8/31/2007                 14,149                         14,043
  9/30/2007                 14,328                         14,284
 10/31/2007                 14,609                         14,694
 11/30/2007                 13,522                         13,639
 12/31/2007                 13,494                         13,630
  1/31/2008                 12,561                         12,701
  2/29/2008                 12,157                         12,230
  3/31/2008                 12,200                         12,281
  4/30/2008                 12,584                         12,796
  5/31/2008                 13,185                         13,383
  6/30/2008                 12,005                         12,353
  7/31/2008                 12,383                         12,810
  8/31/2008                 12,831                         13,273
  9/30/2008                 11,805                         12,215
 10/31/2008                  9,375                          9,674
 11/30/2008                  8,230                          8,530
 12/31/2008                  8,635                          9,025
  1/31/2009                  7,679                          8,021
  2/28/2009                  6,752                          7,046
  3/31/2009                  7,448                          7,675
  4/30/2009                  8,831                          8,862
  5/31/2009                  9,143                          9,129
  6/30/2009                  9,380                          9,263
  7/31/2009                 10,354                         10,155
  8/31/2009                 10,724                         10,446
  9/30/2009                 11,392                         11,049
 10/31/2009                 10,601                         10,299
 11/30/2009                 10,872                         10,622
 12/31/2009                 11,773                         11,477
  1/31/2010                 11,416                         11,054
  2/28/2010                 11,973                         11,552
  3/31/2010                 12,954                         12,493
  4/30/2010                 13,833                         13,200
  5/31/2010                 12,754                         12,198
  6/30/2010                 11,734                         11,253
  7/31/2010                 12,579                         12,026
  8/31/2010                 11,620                         11,136
  9/30/2010                 13,137                         12,524
 10/31/2010                 13,675                         13,036
 11/30/2010                 14,249                         13,488
 12/31/2010                 15,388                         14,559
  1/31/2011                 15,402                         14,522
  2/28/2011                 16,267                         15,318
  3/31/2011                 16,732                         15,715
  4/30/2011                 17,129                         16,130
  5/31/2011                 16,783                         15,828
  6/30/2011                 16,515                         15,463
  7/31/2011                 15,937                         14,904
  8/31/2011                 14,507                         13,607
  9/30/2011                 12,896                         12,082
 10/31/2011                 14,872                         13,910
 11/30/2011                 14,821                         13,860
 12/31/2011                 14,903                         13,951
  1/31/2012                 15,905                         14,937
  2/29/2012                 16,363                         15,294
  3/31/2012                 16,790                         15,686
  4/30/2012                 16,558                         15,444
  5/31/2012                 15,482                         14,422
  6/30/2012                 16,136                         15,141
  7/31/2012                 16,005                         14,932
  8/31/2012                 16,567                         15,430
  9/30/2012                 17,107                         15,937
 10/31/2012                 16,895                         15,591
 11/30/2012                 17,093                         15,674
 12/31/2012                 17,644                         16,232
  1/31/2013                 18,749                         17,248
  2/28/2013                 18,936                         17,438
  3/31/2013                 19,851                         18,244
  4/30/2013                 19,687                         18,177
  5/31/2013                 20,699                         18,903
  6/30/2013                 20,676                         18,806
  7/31/2013                 22,166                         20,123
  8/31/2013                 21,417                         19,483
  9/30/2013                 22,746                         20,726
 10/31/2013                 23,489                         21,248
 11/30/2013                 24,592                         22,099
 12/31/2013                 25,091                         22,534
  1/31/2014                 24,063                         21,910
  2/28/2014                 25,164                         22,942
  3/31/2014                 25,299                         22,786
  4/30/2014                 24,554                         21,902
  5/31/2014                 24,692                         22,078
  6/30/2014                 25,865                         23,252             Past performance is not predictive of
  7/31/2014                 24,314                         21,845             future performance.
  8/31/2014                 25,467                         22,928             The returns shown do not reflect the
  9/30/2014                 24,094                         21,541             deduction of taxes that a shareholder
 10/31/2014                 25,525                         22,961             would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2014, all rights
                                 8.67%       19.21%       9.82%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                -------------------------------      ---------------------
10/31/2004                   $10,000                         $10,000
11/30/2004                    10,897                          10,867
12/31/2004                    11,396                          11,189
 1/31/2005                    10,929                          10,722
 2/28/2005                    11,019                          10,903
 3/31/2005                    10,664                          10,591
 4/30/2005                    10,000                           9,985
 5/31/2005                    10,603                          10,638
 6/30/2005                    11,083                          11,048
 7/31/2005                    11,928                          11,748
 8/31/2005                    11,762                          11,531
 9/30/2005                    11,834                          11,567
10/31/2005                    11,501                          11,208
11/30/2005                    12,023                          11,752
12/31/2005                    12,044                          11,698
 1/31/2006                    13,145                          12,747
 2/28/2006                    13,178                          12,712
 3/31/2006                    13,777                          13,329
 4/30/2006                    13,720                          13,326
 5/31/2006                    12,913                          12,578
 6/30/2006                    12,798                          12,659
 7/31/2006                    12,357                          12,247
 8/31/2006                    12,700                          12,610
 9/30/2006                    12,770                          12,715
10/31/2006                    13,466                          13,447
11/30/2006                    13,768                          13,800
12/31/2006                    13,991                          13,847
 1/31/2007                    14,151                          14,078
 2/28/2007                    14,080                          13,967
 3/31/2007                    14,223                          14,116
 4/30/2007                    14,437                          14,370
 5/31/2007                    14,892                          14,959
 6/30/2007                    14,843                          14,740
 7/31/2007                    13,877                          13,732
 8/31/2007                    14,038                          14,043
 9/30/2007                    14,245                          14,284
10/31/2007                    14,487                          14,694
11/30/2007                    13,268                          13,639
12/31/2007                    13,260                          13,630
 1/31/2008                    12,246                          12,701
 2/29/2008                    11,862                          12,230
 3/31/2008                    11,899                          12,281
 4/30/2008                    12,145                          12,796
 5/31/2008                    12,628                          13,383
 6/30/2008                    11,486                          12,353
 7/31/2008                    11,999                          12,810
 8/31/2008                    12,405                          13,273
 9/30/2008                    11,491                          12,215
10/31/2008                     9,112                           9,674
11/30/2008                     7,942                           8,530
12/31/2008                     8,391                           9,025
 1/31/2009                     7,391                           8,021
 2/28/2009                     6,422                           7,046
 3/31/2009                     7,037                           7,675
 4/30/2009                     8,261                           8,862
 5/31/2009                     8,544                           9,129
 6/30/2009                     8,780                           9,263
 7/31/2009                     9,641                          10,155
 8/31/2009                     9,905                          10,446
 9/30/2009                    10,475                          11,049
10/31/2009                     9,714                          10,299
11/30/2009                     9,886                          10,622
12/31/2009                    10,745                          11,477
 1/31/2010                    10,430                          11,054
 2/28/2010                    10,888                          11,552
 3/31/2010                    11,768                          12,493
 4/30/2010                    12,623                          13,200
 5/31/2010                    11,687                          12,198
 6/30/2010                    10,841                          11,253
 7/31/2010                    11,615                          12,026
 8/31/2010                    10,688                          11,136
 9/30/2010                    11,988                          12,524
10/31/2010                    12,508                          13,036
11/30/2010                    13,039                          13,488
12/31/2010                    14,107                          14,559
 1/31/2011                    13,954                          14,522
 2/28/2011                    14,773                          15,318
 3/31/2011                    15,253                          15,715
 4/30/2011                    15,509                          16,130
 5/31/2011                    15,212                          15,828
 6/30/2011                    14,884                          15,463
 7/31/2011                    14,484                          14,904
 8/31/2011                    13,190                          13,607
 9/30/2011                    11,795                          12,082
10/31/2011                    13,615                          13,910
11/30/2011                    13,533                          13,860
12/31/2011                    13,649                          13,951
 1/31/2012                    14,598                          14,937
 2/29/2012                    14,877                          15,294
 3/31/2012                    15,321                          15,686
 4/30/2012                    15,104                          15,444
 5/31/2012                    14,051                          14,422
 6/30/2012                    14,771                          15,141
 7/31/2012                    14,636                          14,932
 8/31/2012                    15,092                          15,430
 9/30/2012                    15,725                          15,937
10/31/2012                    15,403                          15,591
11/30/2012                    15,548                          15,674
12/31/2012                    16,139                          16,232
 1/31/2013                    17,056                          17,248
 2/28/2013                    17,244                          17,438
 3/31/2013                    18,084                          18,244
 4/30/2013                    17,940                          18,177
 5/31/2013                    18,869                          18,903
 6/30/2013                    18,955                          18,806
 7/31/2013                    20,360                          20,123
 8/31/2013                    19,652                          19,483
 9/30/2013                    21,038                          20,726
10/31/2013                    21,770                          21,248
11/30/2013                    22,978                          22,099
12/31/2013                    23,411                          22,534
 1/31/2014                    22,375                          21,910
 2/28/2014                    23,318                          22,942
 3/31/2014                    23,545                          22,786
 4/30/2014                    22,742                          21,902
 5/31/2014                    22,765                          22,078
 6/30/2014                    23,753                          23,252          Past performance is not predictive of
 7/31/2014                    22,365                          21,845          future performance.
 8/31/2014                    23,380                          22,928          The returns shown do not reflect the
 9/30/2014                    22,048                          21,541          deduction of taxes that a shareholder
10/31/2014                    23,485                          22,961          would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2014, all rights
                                 7.88%       19.31%       8.91%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2004-October 31, 2014

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             -----------------------   ----------------  ----------------------
10/31/2004          $10,000                $10,000              $10,000
11/30/2004           10,435                 10,405               10,445
12/31/2004           10,958                 10,759               10,987
 1/31/2005           10,041                 10,496               10,018
 2/28/2005           10,356                 10,717               10,341
 3/31/2005           10,198                 10,527               10,185
 4/30/2005           10,777                 10,328               10,796
 5/31/2005           11,130                 10,656               11,154
 6/30/2005           11,699                 10,672               11,735
 7/31/2005           12,550                 11,069               12,630
 8/31/2005           12,081                 10,968               12,145
 9/30/2005           12,138                 11,056               12,198
10/31/2005           11,863                 10,872               11,939
11/30/2005           12,398                 11,283               12,493
12/31/2005           12,399                 11,287               12,506
 1/31/2006           13,352                 11,586               13,486
 2/28/2006           13,605                 11,618               13,775
 3/31/2006           14,309                 11,762               14,480
 4/30/2006           13,768                 11,920               13,932
 5/31/2006           13,357                 11,577               13,546
 6/30/2006           14,095                 11,593               14,317
 7/31/2006           14,579                 11,664               14,825
 8/31/2006           15,092                 11,942               15,323
 9/30/2006           15,394                 12,250               15,622
10/31/2006           16,359                 12,649               16,606
11/30/2006           17,137                 12,889               17,398
12/31/2006           16,772                 13,070               17,004
 1/31/2007           18,224                 13,268               18,519
 2/28/2007           17,800                 13,008               18,104
 3/31/2007           17,358                 13,154               17,640
 4/30/2007           17,342                 13,737               17,633
 5/31/2007           17,342                 14,216               17,645
 6/30/2007           15,715                 13,980               15,988
 7/31/2007           14,478                 13,546               14,734
 8/31/2007           15,354                 13,749               15,605
 9/30/2007           15,954                 14,264               16,215
10/31/2007           16,135                 14,490               16,401
11/30/2007           14,489                 13,885               14,807
12/31/2007           13,640                 13,788               14,019
 1/31/2008           13,646                 12,961               13,952
 2/29/2008           13,128                 12,540               13,426
 3/31/2008           13,953                 12,486               14,319
 4/30/2008           14,776                 13,094               15,202
 5/31/2008           14,805                 13,264               15,236
 6/30/2008           13,180                 12,146               13,548
 7/31/2008           13,562                 12,044               13,939
 8/31/2008           13,897                 12,218               14,255
 9/30/2008           13,868                 11,129               14,195
10/31/2008            9,496                  9,260                9,598
11/30/2008            7,298                  8,596                7,242
12/31/2008            8,544                  8,687                8,524
 1/31/2009            7,027                  7,955                6,983
 2/28/2009            5,554                  7,108                5,457
 3/31/2009            5,750                  7,730                5,633
 4/30/2009            7,550                  8,470                7,480
 5/31/2009            7,747                  8,944                7,672
 6/30/2009            7,507                  8,962                7,404
 7/31/2009            8,294                  9,640                8,175
 8/31/2009            9,416                  9,988                9,372
 9/30/2009           10,047                 10,360               10,028
10/31/2009            9,589                 10,168                9,574
11/30/2009           10,247                 10,778               10,233
12/31/2009           10,951                 10,986               10,949
 1/31/2010           10,379                 10,591               10,323
 2/28/2010           10,951                 10,919               10,909
 3/31/2010           12,064                 11,578               12,024
 4/30/2010           12,913                 11,760               12,874
 5/31/2010           12,224                 10,821               12,180
 6/30/2010           11,590                 10,255               11,527
 7/31/2010           12,734                 10,973               12,667
 8/31/2010           12,573                 10,478               12,497
 9/30/2010           13,118                 11,413               13,051
10/31/2010           13,732                 11,847               13,655
11/30/2010           13,461                 11,849               13,389
12/31/2010           14,090                 12,641               14,023
 1/31/2011           14,587                 12,940               14,521
 2/28/2011           15,247                 13,384               15,184
 3/31/2011           15,018                 13,389               14,962
 4/30/2011           15,887                 13,786               15,849
 5/31/2011           16,103                 13,629               16,095
 6/30/2011           15,573                 13,402               15,556
 7/31/2011           15,829                 13,130               15,839
 8/31/2011           14,977                 12,417               14,971
 9/30/2011           13,332                 11,544               13,294
10/31/2011           15,255                 12,805               15,248
11/30/2011           14,677                 12,777               14,648
12/31/2011           15,351                 12,908               15,337
 1/31/2012           16,322                 13,486               16,323
 2/29/2012           16,149                 14,069               16,141
 3/31/2012           16,980                 14,532               16,986
 4/30/2012           17,466                 14,441               17,497
 5/31/2012           16,668                 13,573               16,699
 6/30/2012           17,608                 14,132               17,623
 7/31/2012           17,955                 14,329               17,958
 8/31/2012           17,929                 14,652               17,910
 9/30/2012           17,594                 15,030               17,557
10/31/2012           17,459                 14,753               17,396
11/30/2012           17,398                 14,838               17,310
12/31/2012           18,036                 14,973               17,963
 1/31/2013           18,672                 15,749               18,572
 2/28/2013           18,878                 15,963               18,727
 3/31/2013           19,398                 16,561               19,226
 4/30/2013           20,708                 16,881               20,549
 5/31/2013           19,473                 17,275               19,318
 6/30/2013           19,109                 17,043               18,978
 7/31/2013           19,276                 17,911               19,124
 8/31/2013           17,919                 17,392               17,813
 9/30/2013           18,477                 17,937               18,381
10/31/2013           19,253                 18,762               19,130
11/30/2013           18,227                 19,334               18,080
12/31/2013           18,286                 19,823               18,181
 1/31/2014           19,062                 19,138               18,919
 2/28/2014           20,028                 20,013               19,888
 3/31/2014           20,158                 20,181               20,062
 4/30/2014           20,888                 20,331               20,800            Past performance is not predictive of
 5/31/2014           21,383                 20,808               21,313            future performance.
 6/30/2014           21,606                 21,238               21,497            The returns shown do not reflect the
 7/31/2014           21,620                 20,945               21,541            deduction of taxes that a shareholder
 8/31/2014           22,234                 21,783               22,141            would pay on fund distributions or the
 9/30/2014           20,898                 21,477               20,852            redemption of fund shares.
10/31/2014           23,066                 22,002               23,088            The S&P data are provided by
           Average Annual          One          Five           Ten                 Standard & Poor's Index Services Group.
           Total Return            Year         Years         Years                Dow Jones data provided by Dow Jones
           ----------------------------------------------------------------        Indexes. The S&P data are provided by
                                  19.80%        19.19%        8.72%                Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
              -------------------------------    --------------------
10/31/2004               $10,000                       $10,000
11/30/2004                10,633                        10,665
12/31/2004                11,114                        11,116
 1/31/2005                10,915                        10,897
 2/28/2005                11,337                        11,382
 3/31/2005                11,070                        11,123
 4/30/2005                10,846                        10,840
 5/31/2005                10,778                        10,859
 6/30/2005                10,933                        11,037
 7/31/2005                11,266                        11,393
 8/31/2005                11,680                        11,708
 9/30/2005                12,068                        12,242
10/31/2005                11,803                        11,847
11/30/2005                11,986                        12,160
12/31/2005                12,611                        12,724
 1/31/2006                13,348                        13,529
 2/28/2006                13,259                        13,483
 3/31/2006                13,748                        13,911
 4/30/2006                14,415                        14,576
 5/31/2006                13,894                        14,022
 6/30/2006                13,839                        14,004
 7/31/2006                13,987                        14,136
 8/31/2006                14,355                        14,537
 9/30/2006                14,349                        14,526
10/31/2006                14,900                        15,100
11/30/2006                15,341                        15,549
12/31/2006                15,746                        15,995
 1/31/2007                15,948                        16,093
 2/28/2007                15,994                        16,222
 3/31/2007                16,436                        16,637
 4/30/2007                17,016                        17,394
 5/31/2007                17,545                        17,781
 6/30/2007                17,512                        17,798
 7/31/2007                17,182                        17,552
 8/31/2007                17,063                        17,298
 9/30/2007                17,999                        18,281
10/31/2007                18,802                        19,076
11/30/2007                18,131                        18,330
12/31/2007                17,708                        17,985
 1/31/2008                16,367                        16,364
 2/29/2008                16,353                        16,660
 3/31/2008                16,296                        16,422
 4/30/2008                17,158                        17,335
 5/31/2008                17,518                        17,598
 6/30/2008                16,123                        16,230
 7/31/2008                15,536                        15,652
 8/31/2008                14,873                        15,047
 9/30/2008                13,064                        12,874
10/31/2008                10,310                        10,196
11/30/2008                 9,690                         9,643
12/31/2008                10,369                        10,152
 1/31/2009                 9,205                         9,204
 2/28/2009                 8,279                         8,273
 3/31/2009                 8,915                         8,818
 4/30/2009                 9,929                         9,955
 5/31/2009                11,317                        11,214
 6/30/2009                11,160                        11,098
 7/31/2009                12,231                        12,140
 8/31/2009                12,710                        12,722
 9/30/2009                13,252                        13,247
10/31/2009                12,908                        13,034
11/30/2009                13,388                        13,356
12/31/2009                13,546                        13,569
 1/31/2010                12,846                        12,933
 2/28/2010                12,932                        12,920
 3/31/2010                13,747                        13,752
 4/30/2010                13,479                        13,547
 5/31/2010                12,010                        12,052
 6/30/2010                11,815                        11,878
 7/31/2010                13,034                        12,976
 8/31/2010                12,586                        12,588
 9/30/2010                13,825                        13,795
10/31/2010                14,326                        14,287
11/30/2010                13,699                        13,682
12/31/2010                14,800                        14,783
 1/31/2011                15,134                        15,102
 2/28/2011                15,729                        15,662
 3/31/2011                15,368                        15,348
 4/30/2011                16,248                        16,184
 5/31/2011                15,786                        15,704
 6/30/2011                15,562                        15,480
 7/31/2011                15,245                        15,225
 8/31/2011                13,966                        13,938
 9/30/2011                12,428                        12,538
10/31/2011                13,631                        13,758
11/30/2011                13,288                        13,122
12/31/2011                12,983                        12,979
 1/31/2012                13,766                        13,679
 2/29/2012                14,435                        14,431
 3/31/2012                14,409                        14,325
 4/30/2012                14,132                        14,081
 5/31/2012                12,568                        12,476
 6/30/2012                13,400                        13,294
 7/31/2012                13,440                        13,459
 8/31/2012                13,894                        13,843
 9/30/2012                14,308                        14,263
10/31/2012                14,434                        14,363
11/30/2012                14,725                        14,665
12/31/2012                15,287                        15,109
 1/31/2013                15,907                        15,852
 2/28/2013                15,692                        15,694
 3/31/2013                15,906                        15,818
 4/30/2013                16,590                        16,539
 5/31/2013                16,153                        16,168
 6/30/2013                15,678                        15,563
 7/31/2013                16,543                        16,391
 8/31/2013                16,301                        16,180
 9/30/2013                17,452                        17,323
10/31/2013                18,020                        17,904
11/30/2013                18,118                        18,014
12/31/2013                18,450                        18,285
 1/31/2014                17,625                        17,547
 2/28/2014                18,663                        18,505
 3/31/2014                18,611                        18,422
 4/30/2014                18,915                        18,712
 5/31/2014                19,179                        19,002
 6/30/2014                19,444                        19,272
 7/31/2014                18,993                        18,928           Past performance is not predictive of
 8/31/2014                19,077                        18,943           future performance.
 9/30/2014                18,264                        18,165           The returns shown do not reflect the
10/31/2014                18,105                        17,877           deduction of taxes that a shareholder
          Average Annual        One         Five        Ten              would pay on fund distributions or the
          Total Return          Year        Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                0.47%       7.00%      6.12%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
September 15, 2005-October 31, 2014

                                     [CHART]

                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
             -------------------------------         ---------------------
 9/15/2005               $10,000                            $10,000
 9/30/2005                10,100                             10,171
10/31/2005                 9,860                              9,842
11/30/2005                10,070                             10,103
12/31/2005                10,636                             10,571
 1/31/2006                11,329                             11,240
 2/28/2006                11,339                             11,202
 3/31/2006                11,781                             11,557
 4/30/2006                12,343                             12,110
 5/31/2006                11,841                             11,650
 6/30/2006                11,703                             11,635
 7/31/2006                11,763                             11,744
 8/31/2006                12,108                             12,078
 9/30/2006                12,173                             12,068
10/31/2006                12,652                             12,545
11/30/2006                13,097                             12,919
12/31/2006                13,502                             13,289
 1/31/2007                13,749                             13,370
 2/28/2007                13,821                             13,477
 3/31/2007                14,258                             13,822
 4/30/2007                14,792                             14,451
 5/31/2007                15,203                             14,772
 6/30/2007                15,112                             14,787
 7/31/2007                14,852                             14,583
 8/31/2007                14,571                             14,372
 9/30/2007                15,193                             15,188
10/31/2007                15,913                             15,848
11/30/2007                15,040                             15,228
12/31/2007                14,649                             14,942
 1/31/2008                13,545                             13,595
 2/29/2008                13,566                             13,841
 3/31/2008                13,629                             13,644
 4/30/2008                14,192                             14,402
 5/31/2008                14,426                             14,621
 6/30/2008                13,086                             13,484
 7/31/2008                12,567                             13,004
 8/31/2008                12,091                             12,501
 9/30/2008                10,548                             10,696
10/31/2008                 8,158                              8,471
11/30/2008                 7,666                              8,012
12/31/2008                 8,202                              8,434
 1/31/2009                 7,312                              7,647
 2/28/2009                 6,544                              6,873
 3/31/2009                 7,095                              7,326
 4/30/2009                 8,164                              8,271
 5/31/2009                 9,398                              9,317
 6/30/2009                 9,319                              9,220
 7/31/2009                10,246                             10,086
 8/31/2009                10,815                             10,569
 9/30/2009                11,340                             11,005
10/31/2009                10,997                             10,829
11/30/2009                11,289                             11,097
12/31/2009                11,424                             11,273
 1/31/2010                10,940                             10,745
 2/28/2010                10,951                             10,734
 3/31/2010                11,769                             11,425
 4/30/2010                11,712                             11,255
 5/31/2010                10,336                             10,013
 6/30/2010                10,163                              9,868
 7/31/2010                11,238                             10,780
 8/31/2010                10,781                             10,458
 9/30/2010                11,933                             11,461
10/31/2010                12,369                             11,869
11/30/2010                11,876                             11,367
12/31/2010                13,013                             12,282
 1/31/2011                13,349                             12,547
 2/28/2011                13,799                             13,012
 3/31/2011                13,557                             12,751
 4/30/2011                14,287                             13,446
 5/31/2011                13,847                             13,047
 6/30/2011                13,602                             12,861
 7/31/2011                13,297                             12,649
 8/31/2011                12,122                             11,580
 9/30/2011                10,709                             10,417
10/31/2011                11,690                             11,430
11/30/2011                11,336                             10,902
12/31/2011                11,047                             10,783
 1/31/2012                11,858                             11,365
 2/29/2012                12,466                             11,990
 3/31/2012                12,465                             11,901
 4/30/2012                12,190                             11,699
 5/31/2012                10,732                             10,365
 6/30/2012                11,390                             11,044
 7/31/2012                11,378                             11,182
 8/31/2012                11,779                             11,501
 9/30/2012                12,197                             11,850
10/31/2012                12,332                             11,933
11/30/2012                12,539                             12,184
12/31/2012                13,117                             12,552
 1/31/2013                13,683                             13,170
 2/28/2013                13,535                             13,039
 3/31/2013                13,699                             13,142
 4/30/2013                14,228                             13,741
 5/31/2013                13,908                             13,433
 6/30/2013                13,483                             12,930
 7/31/2013                14,321                             13,617
 8/31/2013                14,171                             13,442
 9/30/2013                15,255                             14,392
10/31/2013                15,782                             14,875
11/30/2013                15,858                             14,966
12/31/2013                16,190                             15,191
 1/31/2014                15,646                             14,578
 2/28/2014                16,569                             15,374
 3/31/2014                16,534                             15,305
 4/30/2014                16,725                             15,546
 5/31/2014                16,903                             15,787
 6/30/2014                17,167                             16,011
 7/31/2014                16,704                             15,725           Past performance is not predictive of
 8/31/2014                16,768                             15,738           future performance.
 9/30/2014                15,928                             15,092           The returns shown do not reflect the
10/31/2014                15,696                             14,852           deduction of taxes that a shareholder
          Average Annual         One         Five         Since               would pay on fund distributions or the
          Total Return           Year        Years      Inception             redemption of fund shares.
          -------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -0.55%       7.37%        5.06%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                  International Small Company        MSCI World ex USA Small
                            Portfolio               Cap Index (net dividends)
                -------------------------------     -------------------------
10/31/2004                 $10,000                          $10,000
11/30/2004                  10,721                           10,800
12/31/2004                  11,227                           11,303
 1/31/2005                  11,493                           11,477
 2/28/2005                  12,002                           11,965
 3/31/2005                  11,790                           11,770
 4/30/2005                  11,509                           11,439
 5/31/2005                  11,313                           11,466
 6/30/2005                  11,598                           11,770
 7/31/2005                  12,017                           12,281
 8/31/2005                  12,547                           12,658
 9/30/2005                  12,846                           13,171
10/31/2005                  12,592                           12,691
11/30/2005                  12,838                           13,114
12/31/2005                  13,692                           14,134
 1/31/2006                  14,638                           15,141
 2/28/2006                  14,546                           14,951
 3/31/2006                  15,216                           15,654
 4/30/2006                  15,936                           16,383
 5/31/2006                  15,132                           15,477
 6/30/2006                  14,842                           15,101
 7/31/2006                  14,681                           14,732
 8/31/2006                  15,070                           15,162
 9/30/2006                  15,181                           15,122
10/31/2006                  15,784                           15,722
11/30/2006                  16,498                           16,398
12/31/2006                  17,098                           16,884
 1/31/2007                  17,576                           17,228
 2/28/2007                  17,824                           17,530
 3/31/2007                  18,491                           18,112
 4/30/2007                  19,103                           18,810
 5/31/2007                  19,493                           19,088
 6/30/2007                  19,461                           19,046
 7/31/2007                  19,470                           18,929
 8/31/2007                  18,719                           17,931
 9/30/2007                  19,130                           18,336
10/31/2007                  20,163                           19,574
11/30/2007                  18,690                           17,964
12/31/2007                  18,066                           17,438
 1/31/2008                  16,692                           15,748
 2/29/2008                  17,114                           16,496
 3/31/2008                  17,137                           16,313
 4/30/2008                  17,503                           16,710
 5/31/2008                  17,965                           17,048
 6/30/2008                  16,635                           15,732
 7/31/2008                  15,835                           14,938
 8/31/2008                  15,210                           14,386
 9/30/2008                  12,904                           11,855
10/31/2008                   9,882                            8,929
11/30/2008                   9,371                            8,496
12/31/2008                  10,140                            9,063
 1/31/2009                   9,339                            8,536
 2/28/2009                   8,488                            7,757
 3/31/2009                   9,050                            8,255
 4/30/2009                  10,249                            9,527
 5/31/2009                  11,776                           10,937
 6/30/2009                  11,899                           11,069
 7/31/2009                  12,792                           11,958
 8/31/2009                  13,604                           12,880
 9/30/2009                  14,327                           13,604
10/31/2009                  14,066                           13,394
11/30/2009                  14,257                           13,498
12/31/2009                  14,395                           13,669
 1/31/2010                  14,173                           13,489
 2/28/2010                  14,152                           13,412
 3/31/2010                  15,163                           14,409
 4/30/2010                  15,396                           14,693
 5/31/2010                  13,574                           12,928
 6/30/2010                  13,542                           12,807
 7/31/2010                  14,780                           13,905
 8/31/2010                  14,340                           13,544
 9/30/2010                  15,917                           15,080
10/31/2010                  16,542                           15,702
11/30/2010                  16,081                           15,290
12/31/2010                  17,837                           17,019
 1/31/2011                  18,055                           17,108
 2/28/2011                  18,606                           17,595
 3/31/2011                  18,577                           17,578
 4/30/2011                  19,460                           18,450
 5/31/2011                  18,919                           17,939
 6/30/2011                  18,535                           17,551
 7/31/2011                  18,357                           17,455
 8/31/2011                  16,918                           16,076
 9/30/2011                  14,919                           14,231
10/31/2011                  16,059                           15,386
11/30/2011                  15,552                           14,613
12/31/2011                  15,100                           14,329
 1/31/2012                  16,387                           15,512
 2/29/2012                  17,216                           16,391
 3/31/2012                  17,283                           16,282
 4/30/2012                  17,076                           16,197
 5/31/2012                  15,089                           14,294
 6/30/2012                  15,678                           14,787
 7/31/2012                  15,634                           14,901
 8/31/2012                  16,176                           15,329
 9/30/2012                  16,851                           16,056
10/31/2012                  16,962                           16,134
11/30/2012                  17,107                           16,217
12/31/2012                  17,947                           16,833
 1/31/2013                  18,736                           17,643
 2/28/2013                  18,724                           17,706
 3/31/2013                  19,065                           18,051
 4/30/2013                  19,572                           18,575
 5/31/2013                  19,143                           18,139
 6/30/2013                  18,636                           17,422
 7/31/2013                  19,869                           18,511
 8/31/2013                  19,801                           18,478
 9/30/2013                  21,431                           20,029
10/31/2013                  22,163                           20,621
11/30/2013                  22,265                           20,648
12/31/2013                  22,872                           21,134
 1/31/2014                  22,468                           20,769
 2/28/2014                  23,872                           21,946
 3/31/2014                  23,837                           21,864
 4/30/2014                  23,849                           21,796
 5/31/2014                  24,003                           22,069
 6/30/2014                  24,447                           22,570
 7/31/2014                  23,669                           21,985              Past performance is not predictive of
 8/31/2014                  23,825                           22,039              future performance.
 9/30/2014                  22,377                           20,704              The returns shown do not reflect the
10/31/2014                  21,920                           20,180              deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                would pay on fund distributions or the
           Total Return            Year         Years        Years               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -1.09%        9.28%        8.16%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2004             $10,000                          $10,000
11/30/2004              10,310                           10,435
12/31/2004              10,802                           10,940
 1/31/2005              11,234                           11,312
 2/28/2005              11,644                           11,529
 3/31/2005              11,712                           11,502
 4/30/2005              11,391                           11,408
 5/31/2005              11,190                           11,198
 6/30/2005              11,400                           11,350
 7/31/2005              11,639                           11,671
 8/31/2005              12,273                           12,072
 9/30/2005              12,774                           12,826
10/31/2005              13,162                           13,082
11/30/2005              13,416                           13,642
12/31/2005              14,938                           15,486
 1/31/2006              15,569                           15,980
 2/28/2006              14,630                           14,939
 3/31/2006              15,276                           15,610
 4/30/2006              15,569                           15,687
 5/31/2006              14,465                           14,429
 6/30/2006              13,910                           13,977
 7/31/2006              13,246                           13,053
 8/31/2006              13,457                           13,400
 9/30/2006              13,218                           13,107
10/31/2006              13,113                           13,023
11/30/2006              13,022                           12,913
12/31/2006              13,135                           12,988
 1/31/2007              13,401                           13,241
 2/28/2007              13,941                           13,763
 3/31/2007              13,827                           13,636
 4/30/2007              13,637                           13,403
 5/31/2007              13,356                           13,083
 6/30/2007              13,571                           13,169
 7/31/2007              13,640                           13,166
 8/31/2007              13,066                           12,364
 9/30/2007              13,047                           12,289
10/31/2007              13,131                           12,733
11/30/2007              12,825                           12,198
12/31/2007              12,015                           11,468
 1/31/2008              11,683                           10,905
 2/29/2008              11,583                           11,024
 3/31/2008              11,810                           11,028
 4/30/2008              11,895                           11,165
 5/31/2008              12,327                           11,509
 6/30/2008              11,742                           10,802
 7/31/2008              11,415                           10,449
 8/31/2008              10,783                            9,987
 9/30/2008              10,075                            9,012
10/31/2008               9,341                            8,061
11/30/2008               9,583                            8,390
12/31/2008              10,559                            9,043
 1/31/2009               9,834                            8,569
 2/28/2009               8,549                            7,443
 3/31/2009               8,946                            7,705
 4/30/2009               9,300                            8,099
 5/31/2009              10,444                            9,091
 6/30/2009              11,135                            9,669
 7/31/2009              11,366                            9,911
 8/31/2009              11,963                           10,467
 9/30/2009              11,834                           10,425
10/31/2009              11,404                           10,044
11/30/2009              10,942                            9,685
12/31/2009              10,897                            9,504
 1/31/2010              11,041                            9,709
 2/28/2010              11,250                            9,893
 3/31/2010              11,821                           10,343
 4/30/2010              12,167                           10,623
 5/31/2010              11,147                            9,886
 6/30/2010              11,319                            9,930
 7/31/2010              11,514                           10,051
 8/31/2010              11,198                            9,838
 9/30/2010              11,693                           10,240
10/31/2010              11,442                           10,156
11/30/2010              11,725                           10,354
12/31/2010              12,804                           11,398
 1/31/2011              13,089                           11,534
 2/28/2011              13,692                           11,998
 3/31/2011              12,837                           11,258
 4/30/2011              12,771                           11,268
 5/31/2011              12,559                           11,100
 6/30/2011              13,184                           11,514
 7/31/2011              13,661                           11,992
 8/31/2011              13,291                           11,502
 9/30/2011              13,219                           11,512
10/31/2011              12,536                           11,088
11/30/2011              12,742                           10,787
12/31/2011              12,675                           10,955
 1/31/2012              13,471                           11,405
 2/29/2012              13,487                           11,529
 3/31/2012              13,869                           11,837
 4/30/2012              13,579                           11,666
 5/31/2012              12,442                           10,697
 6/30/2012              13,101                           11,153
 7/31/2012              12,657                           10,979
 8/31/2012              12,657                           10,916
 9/30/2012              12,838                           11,218
10/31/2012              12,562                           10,975
11/30/2012              12,738                           11,051
12/31/2012              13,202                           11,395
 1/31/2013              13,616                           11,821
 2/28/2013              13,946                           12,222
 3/31/2013              15,011                           13,209
 4/30/2013              15,805                           14,078
 5/31/2013              14,512                           12,963
 6/30/2013              14,639                           12,927
 7/31/2013              14,986                           13,138
 8/31/2013              14,648                           12,960
 9/30/2013              16,296                           14,436
10/31/2013              16,338                           14,377
11/30/2013              16,211                           14,282
12/31/2013              16,326                           14,396
 1/31/2014              16,152                           14,355
 2/28/2014              16,082                           14,036
 3/31/2014              16,161                           14,072
 4/30/2014              15,917                           13,811
 5/31/2014              16,326                           14,263
 6/30/2014              17,475                           15,273
 7/31/2014              17,362                           15,355
 8/31/2014              17,527                           15,246
 9/30/2014              16,979                           14,736
10/31/2014              16,665                           14,342            Past performance is not predictive of
                                                                           future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                2.00%       7.88%       5.24%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------
10/31/2004             $10,000                             $10,000
11/30/2004              10,723                              10,770
12/31/2004              10,964                              11,225
 1/31/2005              11,213                              11,323
 2/28/2005              11,529                              11,683
 3/31/2005              11,137                              11,351
 4/30/2005              10,761                              11,167
 5/31/2005              10,512                              11,310
 6/30/2005              10,985                              11,928
 7/31/2005              11,349                              12,425
 8/31/2005              11,645                              12,415
 9/30/2005              12,071                              13,041
10/31/2005              11,384                              12,275
11/30/2005              11,667                              12,741
12/31/2005              11,841                              12,991
 1/31/2006              12,638                              13,734
 2/28/2006              12,817                              13,872
 3/31/2006              13,465                              14,460
 4/30/2006              14,231                              15,392
 5/31/2006              13,426                              14,606
 6/30/2006              13,333                              14,428
 7/31/2006              13,585                              14,576
 8/31/2006              13,916                              15,052
 9/30/2006              14,056                              15,301
10/31/2006              15,205                              16,368
11/30/2006              16,044                              17,362
12/31/2006              16,496                              18,010
 1/31/2007              16,924                              18,468
 2/28/2007              17,368                              18,820
 3/31/2007              18,272                              19,791
 4/30/2007              19,548                              21,163
 5/31/2007              21,212                              21,994
 6/30/2007              22,077                              22,566
 7/31/2007              22,419                              22,560
 8/31/2007              20,734                              21,108
 9/30/2007              23,161                              22,981
10/31/2007              25,182                              24,552
11/30/2007              23,513                              22,580
12/31/2007              23,103                              22,269
 1/31/2008              20,775                              19,285
 2/29/2008              21,405                              20,431
 3/31/2008              20,365                              19,142
 4/30/2008              21,781                              20,423
 5/31/2008              22,730                              20,643
 6/30/2008              20,484                              18,333
 7/31/2008              19,273                              17,490
 8/31/2008              17,918                              16,070
 9/30/2008              14,839                              12,933
10/31/2008               9,898                               8,365
11/30/2008               8,949                               7,452
12/31/2008               9,925                               8,318
 1/31/2009               8,697                               7,402
 2/28/2009               8,218                               6,942
 3/31/2009               9,492                               7,937
 4/30/2009              10,906                               9,358
 5/31/2009              13,724                              11,602
 6/30/2009              13,823                              11,928
 7/31/2009              15,814                              13,651
 8/31/2009              16,536                              14,352
 9/30/2009              17,819                              15,554
10/31/2009              18,208                              15,927
11/30/2009              19,057                              16,385
12/31/2009              19,555                              17,040
 1/31/2010              18,491                              15,950
 2/28/2010              18,813                              16,150
 3/31/2010              20,360                              17,481
 4/30/2010              20,629                              17,970
 5/31/2010              17,770                              15,257
 6/30/2010              17,547                              15,170
 7/31/2010              19,489                              16,713
 8/31/2010              19,462                              16,676
 9/30/2010              22,414                              19,180
10/31/2010              23,371                              20,031
11/30/2010              23,052                              19,764
12/31/2010              25,307                              21,758
 1/31/2011              24,760                              21,126
 2/28/2011              24,911                              21,241
 3/31/2011              25,434                              21,893
 4/30/2011              26,502                              22,779
 5/31/2011              25,717                              22,257
 6/30/2011              24,843                              21,466
 7/31/2011              25,244                              21,783
 8/31/2011              23,477                              20,268
 9/30/2011              19,095                              16,583
10/31/2011              22,065                              19,299
11/30/2011              21,471                              17,983
12/31/2011              20,214                              17,407
 1/31/2012              22,298                              19,214
 2/29/2012              23,983                              20,708
 3/31/2012              23,624                              20,060
 4/30/2012              23,524                              20,168
 5/31/2012              20,586                              17,550
 6/30/2012              21,013                              17,796
 7/31/2012              21,317                              18,381
 8/31/2012              22,025                              18,675
 9/30/2012              23,109                              19,668
10/31/2012              23,628                              20,074
11/30/2012              23,954                              20,272
12/31/2012              25,070                              20,781
 1/31/2013              26,321                              21,882
 2/28/2013              26,426                              22,142
 3/31/2013              26,542                              22,197
 4/30/2013              26,090                              22,021
 5/31/2013              24,144                              20,400
 6/30/2013              22,441                              18,656
 7/31/2013              23,534                              19,402
 8/31/2013              23,713                              19,570
 9/30/2013              25,375                              21,075
10/31/2013              26,100                              21,445
11/30/2013              25,175                              20,539
12/31/2013              25,483                              20,636
 1/31/2014              24,276                              19,680
 2/28/2014              25,670                              20,739
 3/31/2014              26,042                              21,122
 4/30/2014              26,097                              21,260
 5/31/2014              26,119                              21,434
 6/30/2014              26,306                              21,550
 7/31/2014              26,854                              22,019
 8/31/2014              27,271                              22,189
 9/30/2014              24,748                              20,150
10/31/2014              25,099                              20,388                 Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                  would pay on fund distributions or the
           Total Return            Year         Years        Years                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                  -3.84%        6.63%        9.64%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                  [CHART]

               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------      ---------------------
10/31/2004                $10,000                        $10,000
11/30/2004                 10,801                         10,809
12/31/2004                 11,245                         11,432
 1/31/2005                 11,560                         11,689
 2/28/2005                 11,952                         11,965
 3/31/2005                 11,679                         11,816
 4/30/2005                 11,281                         11,282
 5/31/2005                 11,057                         11,182
 6/30/2005                 11,257                         11,354
 7/31/2005                 11,476                         11,691
 8/31/2005                 12,121                         12,257
 9/30/2005                 11,977                         12,278
10/31/2005                 11,637                         11,904
11/30/2005                 12,134                         12,499
12/31/2005                 12,665                         13,039
 1/31/2006                 13,651                         14,100
 2/28/2006                 13,835                         14,321
 3/31/2006                 14,061                         14,611
 4/30/2006                 14,764                         15,384
 5/31/2006                 14,460                         15,043
 6/30/2006                 14,442                         14,915
 7/31/2006                 14,542                         14,799
 8/31/2006                 15,149                         15,332
 9/30/2006                 15,586                         15,781
10/31/2006                 16,462                         16,685
11/30/2006                 17,491                         17,766
12/31/2006                 18,440                         18,600
 1/31/2007                 18,558                         18,557
 2/28/2007                 18,553                         18,615
 3/31/2007                 19,414                         19,385
 4/30/2007                 20,078                         20,347
 5/31/2007                 20,342                         20,477
 6/30/2007                 19,591                         19,881
 7/31/2007                 19,478                         19,770
 8/31/2007                 19,359                         19,045
 9/30/2007                 18,685                         17,966
10/31/2007                 20,172                         19,940
11/30/2007                 17,830                         17,633
12/31/2007                 16,885                         16,747
 1/31/2008                 15,745                         15,400
 2/29/2008                 15,967                         15,922
 3/31/2008                 15,901                         15,721
 4/30/2008                 16,165                         16,014
 5/31/2008                 16,207                         16,090
 6/30/2008                 14,912                         14,990
 7/31/2008                 14,383                         14,392
 8/31/2008                 14,140                         14,015
 9/30/2008                 11,953                         11,438
10/31/2008                  8,743                          8,264
11/30/2008                  8,118                          7,498
12/31/2008                  7,932                          7,308
 1/31/2009                  7,741                          7,267
 2/28/2009                  7,419                          7,027
 3/31/2009                  7,737                          7,434
 4/30/2009                  9,355                          9,142
 5/31/2009                 10,310                         10,107
 6/30/2009                 10,354                         10,179
 7/31/2009                 11,251                         11,115
 8/31/2009                 12,122                         12,187
 9/30/2009                 12,473                         12,468
10/31/2009                 12,486                         12,486
11/30/2009                 12,442                         12,356
12/31/2009                 12,698                         12,661
 1/31/2010                 12,571                         12,603
 2/28/2010                 12,139                         12,038
 3/31/2010                 13,151                         13,099
 4/30/2010                 13,628                         13,622
 5/31/2010                 12,081                         11,985
 6/30/2010                 12,310                         12,036
 7/31/2010                 13,967                         13,484
 8/31/2010                 13,447                         13,118
 9/30/2010                 14,878                         14,563
10/31/2010                 15,653                         15,184
11/30/2010                 14,878                         14,552
12/31/2010                 16,390                         16,074
 1/31/2011                 16,625                         16,230
 2/28/2011                 17,120                         16,658
 3/31/2011                 16,794                         16,370
 4/30/2011                 18,277                         17,871
 5/31/2011                 18,159                         17,645
 6/30/2011                 17,579                         17,050
 7/31/2011                 17,454                         17,003
 8/31/2011                 15,707                         15,269
 9/30/2011                 14,118                         13,659
10/31/2011                 15,609                         15,151
11/30/2011                 15,130                         14,563
12/31/2011                 14,654                         14,077
 1/31/2012                 15,942                         15,505
 2/29/2012                 17,244                         16,945
 3/31/2012                 17,608                         17,001
 4/30/2012                 17,907                         17,290
 5/31/2012                 15,884                         15,148
 6/30/2012                 16,656                         15,869
 7/31/2012                 16,931                         16,158
 8/31/2012                 17,853                         17,014
 9/30/2012                 18,765                         17,922
10/31/2012                 19,172                         18,293
11/30/2012                 19,289                         18,299
12/31/2012                 20,343                         19,141
 1/31/2013                 20,699                         19,644
 2/28/2013                 20,880                         19,755
 3/31/2013                 21,498                         20,287
 4/30/2013                 22,035                         20,794
 5/31/2013                 22,231                         21,075
 6/30/2013                 21,740                         20,315
 7/31/2013                 23,570                         22,008
 8/31/2013                 23,733                         22,309
 9/30/2013                 25,329                         23,983
10/31/2013                 26,230                         24,827
11/30/2013                 26,819                         25,412
12/31/2013                 28,290                         26,640
 1/31/2014                 27,613                         26,073
 2/28/2014                 30,080                         28,602
 3/31/2014                 29,149                         27,570
 4/30/2014                 28,661                         26,911
 5/31/2014                 28,625                         26,963
 6/30/2014                 28,591                         26,899
 7/31/2014                 27,692                         26,139           Past performance is not predictive of
 8/31/2014                 28,102                         26,414           future performance.
 9/30/2014                 26,496                         24,864           The returns shown do not reflect the
10/31/2014                 26,423                         24,705           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                0.73%       16.17%      10.20%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
              -------------------------------  -------------------------------
10/31/2004                $10,000                         $10,000
11/30/2004                 11,066                          11,110
12/31/2004                 11,634                          11,665
 1/31/2005                 11,799                          11,796
 2/28/2005                 12,548                          12,623
 3/31/2005                 12,202                          12,300
 4/30/2005                 11,873                          11,938
 5/31/2005                 11,898                          12,108
 6/30/2005                 12,220                          12,496
 7/31/2005                 12,973                          13,353
 8/31/2005                 13,404                          13,732
 9/30/2005                 13,743                          14,201
10/31/2005                 13,062                          13,221
11/30/2005                 13,104                          13,390
12/31/2005                 13,775                          14,166
 1/31/2006                 15,096                          15,746
 2/28/2006                 15,521                          16,191
 3/31/2006                 16,518                          17,237
 4/30/2006                 17,655                          18,458
 5/31/2006                 16,795                          17,510
 6/30/2006                 16,484                          17,111
 7/31/2006                 16,438                          16,923
 8/31/2006                 16,867                          17,322
 9/30/2006                 17,086                          17,503
10/31/2006                 17,938                          18,439
11/30/2006                 19,175                          19,729
12/31/2006                 20,087                          20,660
 1/31/2007                 21,013                          21,321
 2/28/2007                 21,032                          21,413
 3/31/2007                 22,258                          22,551
 4/30/2007                 23,425                          23,916
 5/31/2007                 23,869                          24,333
 6/30/2007                 23,601                          24,101
 7/31/2007                 23,465                          23,924
 8/31/2007                 22,619                          22,841
 9/30/2007                 23,116                          23,296
10/31/2007                 24,230                          24,690
11/30/2007                 22,432                          22,923
12/31/2007                 21,984                          22,459
 1/31/2008                 19,887                          19,754
 2/29/2008                 20,736                          20,950
 3/31/2008                 21,390                          21,376
 4/30/2008                 21,635                          21,741
 5/31/2008                 22,045                          22,079
 6/30/2008                 20,179                          20,039
 7/31/2008                 19,107                          18,901
 8/31/2008                 18,577                          18,385
 9/30/2008                 15,338                          14,578
10/31/2008                 11,242                          10,477
11/30/2008                 10,362                           9,608
12/31/2008                 11,442                          10,496
 1/31/2009                 10,141                           9,553
 2/28/2009                  9,260                           8,712
 3/31/2009                  9,926                           9,386
 4/30/2009                 11,542                          11,340
 5/31/2009                 13,220                          13,032
 6/30/2009                 13,050                          12,865
 7/31/2009                 14,085                          14,020
 8/31/2009                 15,258                          15,459
 9/30/2009                 16,561                          16,941
10/31/2009                 16,089                          16,479
11/30/2009                 16,571                          16,817
12/31/2009                 16,514                          16,893
 1/31/2010                 16,234                          16,668
 2/28/2010                 15,890                          16,193
 3/31/2010                 17,062                          17,507
 4/30/2010                 16,901                          17,396
 5/31/2010                 14,493                          14,705
 6/30/2010                 14,391                          14,485
 7/31/2010                 16,114                          16,221
 8/31/2010                 15,372                          15,450
 9/30/2010                 17,496                          17,834
10/31/2010                 18,479                          18,978
11/30/2010                 17,038                          17,540
12/31/2010                 19,251                          19,996
 1/31/2011                 19,788                          20,448
 2/28/2011                 20,118                          20,795
 3/31/2011                 20,798                          21,497
 4/30/2011                 22,192                          22,998
 5/31/2011                 21,435                          22,121
 6/30/2011                 20,738                          21,407
 7/31/2011                 19,557                          20,107
 8/31/2011                 17,553                          18,007
 9/30/2011                 14,893                          15,302
10/31/2011                 16,429                          16,978
11/30/2011                 15,330                          15,652
12/31/2011                 14,731                          15,120
 1/31/2012                 16,126                          16,619
 2/29/2012                 17,149                          17,895
 3/31/2012                 17,183                          17,750
 4/30/2012                 16,778                          17,454
 5/31/2012                 14,482                          15,060
 6/30/2012                 15,104                          15,802
 7/31/2012                 14,955                          15,746
 8/31/2012                 15,622                          16,433
 9/30/2012                 16,444                          17,317
10/31/2012                 16,732                          17,616
11/30/2012                 16,940                          17,885
12/31/2012                 17,962                          18,850
 1/31/2013                 19,318                          20,385
 2/28/2013                 19,121                          20,323
 3/31/2013                 18,692                          19,800
 4/30/2013                 19,445                          20,569
 5/31/2013                 19,805                          21,036
 6/30/2013                 19,143                          20,100
 7/31/2013                 20,805                          21,928
 8/31/2013                 20,828                          21,887
 9/30/2013                 22,638                          23,759
10/31/2013                 23,925                          25,189
11/30/2013                 24,350                          25,637
12/31/2013                 25,027                          26,302
 1/31/2014                 24,873                          26,085
 2/28/2014                 27,051                          28,365
 3/31/2014                 27,181                          28,388
 4/30/2014                 27,429                          28,507
 5/31/2014                 27,536                          28,828
 6/30/2014                 27,291                          28,546
 7/31/2014                 25,682                          26,863                 Past performance is not predictive of
 8/31/2014                 25,370                          26,647                 future performance.
 9/30/2014                 24,006                          25,178                 The returns shown do not reflect the
10/31/2014                 23,284                          24,356                 deduction of taxes that a shareholder
           Average Annual          One          Five          Ten                 would pay on fund distributions or the
           Total Return            Year         Years        Years                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -2.68%        7.67%        8.82%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2014

                                     [CHART]

                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
    3/1/2007               $10,000                          $10,000
   3/31/2007                10,480                           10,343
   4/30/2007                10,570                           10,492
   5/31/2007                10,780                           10,647
   6/30/2007                10,061                            9,995
   7/31/2007                 9,459                            9,513
   8/31/2007                 9,679                            9,662
   9/30/2007                10,130                           10,149
  10/31/2007                10,211                           10,249
  11/30/2007                 9,462                            9,433
  12/31/2007                 8,995                            9,061
   1/31/2008                 8,627                            8,529
   2/29/2008                 8,585                            8,635
   3/31/2008                 8,606                            8,552
   4/30/2008                 8,659                            8,703
   5/31/2008                 8,332                            8,348
   6/30/2008                 7,450                            7,505
   7/31/2008                 7,215                            7,301
   8/31/2008                 6,970                            7,088
   9/30/2008                 6,457                            6,368
  10/31/2008                 4,461                            4,537
  11/30/2008                 4,152                            4,234
  12/31/2008                 4,325                            4,363
   1/31/2009                 3,873                            3,947
   2/28/2009                 3,356                            3,433
   3/31/2009                 3,587                            3,636
   4/30/2009                 3,950                            4,053
   5/31/2009                 4,479                            4,503
   6/30/2009                 4,578                            4,610
   7/31/2009                 4,985                            5,022
   8/31/2009                 5,535                            5,634
   9/30/2009                 5,887                            6,017
  10/31/2009                 5,766                            5,922
  11/30/2009                 5,832                            5,926
  12/31/2009                 5,925                            6,027
   1/31/2010                 5,704                            5,831
   2/28/2010                 5,728                            5,809
   3/31/2010                 5,925                            6,011
   4/30/2010                 5,974                            6,082
   5/31/2010                 5,347                            5,414
   6/30/2010                 5,360                            5,435
   7/31/2010                 5,987                            6,026
   8/31/2010                 5,999                            6,044
   9/30/2010                 6,577                            6,624
  10/31/2010                 6,859                            6,894
  11/30/2010                 6,429                            6,471
  12/31/2010                 6,997                            7,046
   1/31/2011                 7,025                            7,045
   2/28/2011                 7,318                            7,329
   3/31/2011                 7,332                            7,348
   4/30/2011                 7,792                            7,804
   5/31/2011                 7,750                            7,761
   6/30/2011                 7,694                            7,685
   7/31/2011                 7,569                            7,575
   8/31/2011                 7,262                            7,261
   9/30/2011                 6,328                            6,367
  10/31/2011                 6,830                            6,889
  11/30/2011                 6,691                            6,606
  12/31/2011                 6,455                            6,440
   1/31/2012                 6,897                            6,857
   2/29/2012                 7,133                            7,133
   3/31/2012                 7,221                            7,159
   4/30/2012                 7,369                            7,331
   5/31/2012                 6,941                            6,853
   6/30/2012                 7,398                            7,322
   7/31/2012                 7,737                            7,719
   8/31/2012                 7,855                            7,792
   9/30/2012                 8,032                            8,000
  10/31/2012                 8,356                            8,295
  11/30/2012                 8,415                            8,352
  12/31/2012                 8,611                            8,495
   1/31/2013                 8,745                            8,714
   2/28/2013                 8,811                            8,792
   3/31/2013                 9,161                            9,125
   4/30/2013                 9,644                            9,604
   5/31/2013                 8,761                            8,738
   6/30/2013                 8,445                            8,368
   7/31/2013                 8,478                            8,386
   8/31/2013                 8,162                            8,091
   9/30/2013                 8,861                            8,784
  10/31/2013                 9,128                            9,045
  11/30/2013                 8,845                            8,764
  12/31/2013                 8,807                            8,696
   1/31/2014                 8,649                            8,539
   2/28/2014                 9,158                            9,013
   3/31/2014                 9,140                            8,980
   4/30/2014                 9,526                            9,339
   5/31/2014                 9,807                            9,618
   6/30/2014                10,018                            9,863
   7/31/2014                10,000                            9,879              Past performance is not predictive of
   8/31/2014                10,175                           10,042              future performance.
   9/30/2014                 9,509                            9,368              The returns shown do not reflect the
  10/31/2014                 9,877                            9,661              deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by
                                8.21%       11.37%        -0.16%                 Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2014

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
     6/4/2008                $10,000                       $10,000
    6/30/2008                  9,000                         8,970
    7/31/2008                  9,020                         8,995
    8/31/2008                  9,000                         8,979
    9/30/2008                  8,710                         8,552
   10/31/2008                  6,040                         5,939
   11/30/2008                  5,040                         4,955
   12/31/2008                  5,632                         5,465
    1/31/2009                  4,817                         4,698
    2/28/2009                  3,982                         3,887
    3/31/2009                  4,186                         4,070
    4/30/2009                  5,051                         4,921
    5/31/2009                  5,438                         5,235
    6/30/2009                  5,408                         5,208
    7/31/2009                  5,937                         5,716
    8/31/2009                  6,670                         6,460
    9/30/2009                  7,108                         6,889
   10/31/2009                  6,874                         6,673
   11/30/2009                  7,159                         6,897
   12/31/2009                  7,471                         7,199
    1/31/2010                  7,133                         6,884
    2/28/2010                  7,362                         7,066
    3/31/2010                  7,875                         7,557
    4/30/2010                  8,202                         7,887
    5/31/2010                  7,591                         7,270
    6/30/2010                  7,373                         7,054
    7/31/2010                  8,158                         7,772
    8/31/2010                  8,115                         7,722
    9/30/2010                  8,649                         8,231
   10/31/2010                  9,031                         8,595
   11/30/2010                  8,682                         8,264
   12/31/2010                  9,249                         8,789
    1/31/2011                  9,448                         8,947
    2/28/2011                  9,856                         9,334
    3/31/2011                  9,786                         9,258
    4/30/2011                 10,370                         9,804
    5/31/2011                 10,428                         9,853
    6/30/2011                 10,195                         9,617
    7/31/2011                 10,218                         9,647
    8/31/2011                  9,728                         9,153
    9/30/2011                  8,583                         8,093
   10/31/2011                  9,588                         9,052
   11/30/2011                  9,296                         8,693
   12/31/2011                  9,417                         8,843
    1/31/2012                 10,020                         9,412
    2/29/2012                 10,092                         9,489
    3/31/2012                 10,454                         9,791
    4/30/2012                 10,719                        10,055
    5/31/2012                 10,176                         9,518
    6/30/2012                 10,791                        10,090
    7/31/2012                 11,105                        10,413
    8/31/2012                 11,153                        10,448
    9/30/2012                 11,117                        10,424
   10/31/2012                 11,249                        10,520
   11/30/2012                 11,249                        10,526
   12/31/2012                 11,599                        10,822
    1/31/2013                 11,921                        11,170
    2/28/2013                 12,037                        11,290
    3/31/2013                 12,423                        11,651
    4/30/2013                 13,182                        12,361
    5/31/2013                 12,230                        11,472
    6/30/2013                 11,921                        11,139
    7/31/2013                 11,998                        11,213
    8/31/2013                 11,316                        10,573
    9/30/2013                 11,908                        11,121
   10/31/2013                 12,346                        11,548
   11/30/2013                 11,805                        11,041
   12/31/2013                 11,804                        11,010
    1/31/2014                 12,005                        11,195
    2/28/2014                 12,659                        11,773
    3/31/2014                 12,699                        11,783
    4/30/2014                 13,180                        12,205
    5/31/2014                 13,527                        12,519
    6/30/2014                 13,714                        12,717
    7/31/2014                 13,714                        12,724                Past performance is not predictive of
    8/31/2014                 14,048                        13,028                future performance.
    9/30/2014                 13,166                        12,200                The returns shown do not reflect the
   10/31/2014                 14,195                        13,084                deduction of taxes that a shareholder
          Average Annual         One         Five           Since                 would pay on fund distributions or the
          Total Return           Year        Years        Inception               redemption of fund shares.
          ----------------------------------------------------------------        The S&P data are provided by
                                14.98%       15.61%         5.62%                 Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2004                $10,000                          $10,000
11/30/2004                 10,875                           10,800
12/31/2004                 11,437                           11,303
 1/31/2005                 11,756                           11,477
 2/28/2005                 12,313                           11,965
 3/31/2005                 12,197                           11,770
 4/30/2005                 11,959                           11,439
 5/31/2005                 11,781                           11,466
 6/30/2005                 12,057                           11,770
 7/31/2005                 12,516                           12,281
 8/31/2005                 13,004                           12,658
 9/30/2005                 13,308                           13,171
10/31/2005                 12,999                           12,691
11/30/2005                 13,240                           13,114
12/31/2005                 14,093                           14,134
 1/31/2006                 15,126                           15,141
 2/28/2006                 15,158                           14,951
 3/31/2006                 15,881                           15,654
 4/30/2006                 16,540                           16,383
 5/31/2006                 15,746                           15,477
 6/30/2006                 15,452                           15,101
 7/31/2006                 15,396                           14,732
 8/31/2006                 15,789                           15,162
 9/30/2006                 15,939                           15,122
10/31/2006                 16,637                           15,722
11/30/2006                 17,441                           16,398
12/31/2006                 18,095                           16,884
 1/31/2007                 18,577                           17,228
 2/28/2007                 18,913                           17,530
 3/31/2007                 19,735                           18,112
 4/30/2007                 20,320                           18,810
 5/31/2007                 20,708                           19,088
 6/30/2007                 20,621                           19,046
 7/31/2007                 20,569                           18,929
 8/31/2007                 19,725                           17,931
 9/30/2007                 20,135                           18,336
10/31/2007                 20,929                           19,574
11/30/2007                 19,228                           17,964
12/31/2007                 18,628                           17,438
 1/31/2008                 17,399                           15,748
 2/29/2008                 17,780                           16,496
 3/31/2008                 17,945                           16,313
 4/30/2008                 18,251                           16,710
 5/31/2008                 18,651                           17,048
 6/30/2008                 17,022                           15,732
 7/31/2008                 16,266                           14,938
 8/31/2008                 15,742                           14,386
 9/30/2008                 13,476                           11,855
10/31/2008                 10,543                            8,929
11/30/2008                  9,959                            8,496
12/31/2008                 10,864                            9,063
 1/31/2009                  9,948                            8,536
 2/28/2009                  8,855                            7,757
 3/31/2009                  9,432                            8,255
 4/30/2009                 10,962                            9,527
 5/31/2009                 12,471                           10,937
 6/30/2009                 12,430                           11,069
 7/31/2009                 13,587                           11,958
 8/31/2009                 14,764                           12,880
 9/30/2009                 15,460                           13,604
10/31/2009                 14,910                           13,394
11/30/2009                 14,980                           13,498
12/31/2009                 15,156                           13,669
 1/31/2010                 14,865                           13,489
 2/28/2010                 14,724                           13,412
 3/31/2010                 15,920                           14,409
 4/30/2010                 16,121                           14,693
 5/31/2010                 13,951                           12,928
 6/30/2010                 13,671                           12,807
 7/31/2010                 15,000                           13,905
 8/31/2010                 14,300                           13,544
 9/30/2010                 15,905                           15,080
10/31/2010                 16,403                           15,702
11/30/2010                 15,936                           15,290
12/31/2010                 17,900                           17,019
 1/31/2011                 18,274                           17,108
 2/28/2011                 18,805                           17,595
 3/31/2011                 18,899                           17,578
 4/30/2011                 19,711                           18,450
 5/31/2011                 19,034                           17,939
 6/30/2011                 18,619                           17,551
 7/31/2011                 18,261                           17,455
 8/31/2011                 16,524                           16,076
 9/30/2011                 14,575                           14,231
10/31/2011                 15,684                           15,386
11/30/2011                 15,177                           14,613
12/31/2011                 14,774                           14,329
 1/31/2012                 16,253                           15,512
 2/29/2012                 17,221                           16,391
 3/31/2012                 17,243                           16,282
 4/30/2012                 16,764                           16,197
 5/31/2012                 14,632                           14,294
 6/30/2012                 15,354                           14,787
 7/31/2012                 15,310                           14,901
 8/31/2012                 15,872                           15,329
 9/30/2012                 16,614                           16,056
10/31/2012                 16,769                           16,134
11/30/2012                 17,001                           16,217
12/31/2012                 18,062                           16,833
 1/31/2013                 18,989                           17,643
 2/28/2013                 19,102                           17,706
 3/31/2013                 19,490                           18,051
 4/30/2013                 20,044                           18,575
 5/31/2013                 19,649                           18,139
 6/30/2013                 19,051                           17,422
 7/31/2013                 20,471                           18,511
 8/31/2013                 20,219                           18,478
 9/30/2013                 22,178                           20,029
10/31/2013                 23,106                           20,621
11/30/2013                 23,140                           20,648
12/31/2013                 23,911                           21,134
 1/31/2014                 23,582                           20,769
 2/28/2014                 25,204                           21,946
 3/31/2014                 25,368                           21,864
 4/30/2014                 25,262                           21,796
 5/31/2014                 25,462                           22,069
 6/30/2014                 25,862                           22,570
 7/31/2014                 24,954                           21,985                 Past performance is not predictive of
 8/31/2014                 25,119                           22,039                 future performance.
 9/30/2014                 23,657                           20,704                 The returns shown do not reflect the
10/31/2014                 23,136                           20,180                 deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                   0.13%        9.18%        8.75%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2014

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
     8/14/2008                    $10,000                    $10,000
     8/31/2008                     10,050                     10,052
     9/30/2008                      8,750                      8,601
    10/31/2008                      6,740                      6,812
    11/30/2008                      6,340                      6,442
    12/31/2008                      6,798                      6,782
     1/31/2009                      6,065                      6,149
     2/28/2009                      5,392                      5,527
     3/31/2009                      5,903                      5,891
     4/30/2009                      6,919                      6,650
     5/31/2009                      7,985                      7,491
     6/30/2009                      7,932                      7,414
     7/31/2009                      8,715                      8,110
     8/31/2009                      9,274                      8,499
     9/30/2009                      9,740                      8,849
    10/31/2009                      9,404                      8,707
    11/30/2009                      9,608                      8,923
    12/31/2009                      9,715                      9,065
     1/31/2010                      9,377                      8,640
     2/28/2010                      9,357                      8,631
     3/31/2010                     10,099                      9,187
     4/30/2010                     10,120                      9,050
     5/31/2010                      8,870                      8,051
     6/30/2010                      8,736                      7,935
     7/31/2010                      9,659                      8,668
     8/31/2010                      9,254                      8,409
     9/30/2010                     10,289                      9,216
    10/31/2010                     10,684                      9,544
    11/30/2010                     10,300                      9,140
    12/31/2010                     11,397                      9,876
     1/31/2011                     11,660                     10,089
     2/28/2011                     12,050                     10,463
     3/31/2011                     11,881                     10,253
     4/30/2011                     12,482                     10,812
     5/31/2011                     12,071                     10,491
     6/30/2011                     11,823                     10,342
     7/31/2011                     11,545                     10,171
     8/31/2011                     10,519                      9,311
     9/30/2011                      9,260                      8,376
    10/31/2011                     10,045                      9,191
    11/30/2011                      9,733                      8,766
    12/31/2011                      9,464                      8,670
     1/31/2012                     10,238                      9,138
     2/29/2012                     10,780                      9,641
     3/31/2012                     10,780                      9,570
     4/30/2012                     10,514                      9,407
     5/31/2012                      9,219                      8,335
     6/30/2012                      9,745                      8,881
     7/31/2012                      9,700                      8,991
     8/31/2012                     10,038                      9,248
     9/30/2012                     10,435                      9,529
    10/31/2012                     10,537                      9,595
    11/30/2012                     10,706                      9,797
    12/31/2012                     11,253                     10,093
     1/31/2013                     11,755                     10,590
     2/28/2013                     11,652                     10,484
     3/31/2013                     11,784                     10,567
     4/30/2013                     12,218                     11,049
     5/31/2013                     11,944                     10,801
     6/30/2013                     11,564                     10,397
     7/31/2013                     12,305                     10,950
     8/31/2013                     12,213                     10,809
     9/30/2013                     13,183                     11,573
    10/31/2013                     13,648                     11,961
    11/30/2013                     13,682                     12,034
    12/31/2013                     13,989                     12,215
     1/31/2014                     13,612                     11,722
     2/28/2014                     14,448                     12,362
     3/31/2014                     14,414                     12,306
     4/30/2014                     14,555                     12,501
     5/31/2014                     14,685                     12,694
     6/30/2014                     14,923                     12,874
     7/31/2014                     14,493                     12,645
     8/31/2014                     14,553                     12,655
     9/30/2014                     13,757                     12,135             Past performance is not predictive of
    10/31/2014                     13,505                     11,942             future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                -1.05%       7.51%         4.95%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2014

                                      [CHART]

                          World Ex U.S.        MSCI All Country World
                        Value Portfolio      ex USA Index (net dividends)
                       ------------------   -----------------------------
  8/23/2010                  $10,000                    $10,000
  8/31/2010                    9,890                      9,920
  9/30/2010                   10,980                     10,906
 10/31/2010                   11,350                     11,278
 11/30/2010                   10,850                     10,843
 12/31/2010                   11,859                     11,692
  1/31/2011                   12,122                     11,807
  2/28/2011                   12,385                     12,118
  3/31/2011                   12,311                     12,090
  4/30/2011                   12,899                     12,681
  5/31/2011                   12,433                     12,315
  6/30/2011                   12,238                     12,136
  7/31/2011                   11,920                     11,971
  8/31/2011                   10,670                     10,945
  9/30/2011                    9,314                      9,727
 10/31/2011                   10,261                     10,752
 11/30/2011                    9,880                     10,203
 12/31/2011                    9,590                     10,089
  1/31/2012                   10,422                     10,774
  2/29/2012                   10,984                     11,379
  3/31/2012                   10,811                     11,222
  4/30/2012                   10,436                     11,045
  5/31/2012                    9,177                      9,791
  6/30/2012                    9,755                     10,369
  7/31/2012                    9,703                     10,515
  8/31/2012                   10,041                     10,735
  9/30/2012                   10,475                     11,136
 10/31/2012                   10,538                     11,179
 11/30/2012                   10,687                     11,392
 12/31/2012                   11,281                     11,787
  1/31/2013                   11,720                     12,266
  2/28/2013                   11,442                     12,137
  3/31/2013                   11,460                     12,161
  4/30/2013                   11,899                     12,608
  5/31/2013                   11,696                     12,316
  6/30/2013                   11,154                     11,782
  7/31/2013                   11,796                     12,298
  8/31/2013                   11,666                     12,128
  9/30/2013                   12,556                     12,971
 10/31/2013                   13,026                     13,447
 11/30/2013                   12,993                     13,470
 12/31/2013                   13,201                     13,589
  1/31/2014                   12,652                     12,972
  2/28/2014                   13,289                     13,623
  3/31/2014                   13,361                     13,658
  4/30/2014                   13,527                     13,839
  5/31/2014                   13,760                     14,108
  6/30/2014                   13,969                     14,345
  7/31/2014                   13,778                     14,202
  8/31/2014                   13,857                     14,281
  9/30/2014                   13,101                     13,590              Past performance is not predictive of
 10/31/2014                   12,921                     13,455              future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
             Average Annual           One            Since                   would pay on fund distributions or the
             Total Return             Year         Inception                 redemption of fund shares.
             -------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                     -0.81%          6.31%                   rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2014

                                      [CHART]

              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio            Small Cap Index (net dividends)
              -----------------------     ----------------------------------
  11/1/2012            $10,000                          $10,000
 11/30/2012             10,120                           10,013
 12/31/2012             10,735                           10,417
  1/31/2013             11,157                           10,868
  2/28/2013             11,147                           10,925
  3/31/2013             11,278                           11,098
  4/30/2013             11,549                           11,398
  5/31/2013             11,298                           11,175
  6/30/2013             10,766                           10,607
  7/31/2013             11,376                           11,134
  8/31/2013             11,193                           11,038
  9/30/2013             12,191                           11,920
 10/31/2013             12,690                           12,289
 11/30/2013             12,629                           12,257
 12/31/2013             12,872                           12,472
  1/31/2014             12,497                           12,231
  2/28/2014             13,185                           12,888
  3/31/2014             13,404                           12,904
  4/30/2014             13,404                           12,883
  5/31/2014             13,633                           13,090
  6/30/2014             13,888                           13,374
  7/31/2014             13,616                           13,121
  8/31/2014             13,773                           13,215                 Past performance is not predictive of
  9/30/2014             12,908                           12,464                 future performance.
 10/31/2014             12,698                           12,170                 The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              Average Annual          One             Since                     would pay on fund distributions or the
              Total Return            Year          Inception                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                      0.06%          12.70%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2014

                                  [CHART]

                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------
      4/9/2013                $10,000                    $10,000
     4/30/2013                 10,160                     10,415
     5/31/2013                  9,890                     10,174
     6/30/2013                  9,485                      9,733
     7/31/2013                  9,971                     10,159
     8/31/2013                  9,830                     10,019
     9/30/2013                 10,575                     10,715
    10/31/2013                 10,962                     11,108
    11/30/2013                 10,952                     11,127
    12/31/2013                 11,104                     11,225
     1/31/2014                 10,653                     10,715
     2/28/2014                 11,227                     11,254
     3/31/2014                 11,309                     11,282
     4/30/2014                 11,422                     11,431
     5/31/2014                 11,597                     11,654
     6/30/2014                 11,810                     11,850
     7/31/2014                 11,592                     11,732
     8/31/2014                 11,706                     11,797                Past performance is not predictive of
     9/30/2014                 11,072                     11,226                future performance.
    10/31/2014                 10,957                     11,115                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                     -0.04%           6.03%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2014

                                      [CHART]

                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------
   3/7/2012              $10,000                           $10,000
  3/31/2012               10,170                            10,286
  4/30/2012               10,050                            10,169
  5/31/2012                9,400                             9,257
  6/30/2012                9,822                             9,714
  7/31/2012                9,913                             9,847
  8/31/2012               10,175                            10,061
  9/30/2012               10,465                            10,378
 10/31/2012               10,354                            10,309
 11/30/2012               10,425                            10,441
 12/31/2012               10,644                            10,677
  1/31/2013               11,175                            11,169
  2/28/2013               11,266                            11,167
  3/31/2013               11,598                            11,372
  4/30/2013               11,843                            11,697
  5/31/2013               11,986                            11,664
  6/30/2013               11,754                            11,324
  7/31/2013               12,382                            11,866
  8/31/2013               12,053                            11,618
  9/30/2013               12,609                            12,219
 10/31/2013               13,125                            12,710
 11/30/2013               13,477                            12,890
 12/31/2013               13,786                            13,112
  1/31/2014               13,260                            12,587
  2/28/2014               13,902                            13,196
  3/31/2014               14,000                            13,254
  4/30/2014               14,074                            13,380
  5/31/2014               14,359                            13,665
  6/30/2014               14,684                            13,922
  7/31/2014               14,355                            13,753
  8/31/2014               14,726                            14,057
  9/30/2014               14,116                            13,601            Past performance is not predictive of
 10/31/2014               14,222                            13,697            future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual          One             Since                    would pay on fund distributions or the
             Total Return            Year          Inception                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2014, all
                                     8.36%          14.20%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2014

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------
    11/14/2011              $10,000                           $10,000
    11/30/2011                9,920                             9,873
    12/31/2011                9,828                             9,853
     1/31/2012               10,533                            10,426
     2/29/2012               11,077                            10,951
     3/31/2012               11,141                            11,024
     4/30/2012               10,939                            10,898
     5/31/2012                9,962                             9,921
     6/30/2012               10,442                            10,410
     7/31/2012               10,463                            10,553
     8/31/2012               10,748                            10,782
     9/30/2012               11,122                            11,122
    10/31/2012               11,112                            11,048
    11/30/2012               11,265                            11,189
    12/31/2012               11,718                            11,443
     1/31/2013               12,225                            11,970
     2/28/2013               12,287                            11,968
     3/31/2013               12,576                            12,187
     4/30/2013               12,814                            12,535
     5/31/2013               12,897                            12,501
     6/30/2013               12,514                            12,135
     7/31/2013               13,114                            12,716
     8/31/2013               12,845                            12,451
     9/30/2013               13,569                            13,094
    10/31/2013               14,096                            13,621
    11/30/2013               14,324                            13,813
    12/31/2013               14,611                            14,052
     1/31/2014               14,001                            13,490
     2/28/2014               14,675                            14,141
     3/31/2014               14,847                            14,204
     4/30/2014               14,879                            14,339
     5/31/2014               15,136                            14,644
     6/30/2014               15,500                            14,920
     7/31/2014               15,200                            14,739
     8/31/2014               15,628                            15,065             Past performance is not predictive of
     9/30/2014               15,061                            14,576             future performance.
    10/31/2014               15,200                            14,679             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual           One              Since                     would pay on fund distributions or the
              Total Return             Year           Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2014, all
                                       7.83%           15.19%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2004               $10,000                     $10,000
11/30/2004                10,870                      10,926
12/31/2004                11,566                      11,450
 1/31/2005                11,658                      11,480
 2/28/2005                12,527                      12,481
 3/31/2005                11,665                      11,656
 4/30/2005                11,384                      11,343
 5/31/2005                11,721                      11,738
 6/30/2005                12,069                      12,137
 7/31/2005                12,843                      12,985
 8/31/2005                12,921                      13,097
 9/30/2005                13,945                      14,316
10/31/2005                13,245                      13,380
11/30/2005                14,202                      14,487
12/31/2005                15,020                      15,343
 1/31/2006                16,449                      17,057
 2/28/2006                16,399                      17,037
 3/31/2006                16,622                      17,187
 4/30/2006                17,612                      18,411
 5/31/2006                15,574                      16,482
 6/30/2006                15,550                      16,442
 7/31/2006                15,834                      16,677
 8/31/2006                16,329                      17,102
 9/30/2006                16,549                      17,244
10/31/2006                17,533                      18,063
11/30/2006                18,649                      19,406
12/31/2006                19,400                      20,280
 1/31/2007                19,682                      20,061
 2/28/2007                19,371                      19,942
 3/31/2007                20,253                      20,737
 4/30/2007                21,538                      21,697
 5/31/2007                22,978                      22,771
 6/30/2007                23,352                      23,839
 7/31/2007                23,905                      25,096
 8/31/2007                23,486                      24,563
 9/30/2007                25,556                      27,276
10/31/2007                28,346                      30,317
11/30/2007                26,496                      28,168
12/31/2007                26,388                      28,267
 1/31/2008                24,082                      24,740
 2/29/2008                24,845                      26,566
 3/31/2008                24,070                      25,160
 4/30/2008                25,781                      27,202
 5/31/2008                25,930                      27,706
 6/30/2008                23,262                      24,943
 7/31/2008                22,952                      24,002
 8/31/2008                21,585                      22,085
 9/30/2008                18,573                      18,220
10/31/2008                13,679                      13,234
11/30/2008                12,436                      12,237
12/31/2008                13,405                      13,192
 1/31/2009                12,380                      12,340
 2/28/2009                11,569                      11,644
 3/31/2009                13,241                      13,317
 4/30/2009                15,197                      15,533
 5/31/2009                17,786                      18,187
 6/30/2009                17,629                      17,942
 7/31/2009                19,639                      19,960
 8/31/2009                19,706                      19,888
 9/30/2009                21,432                      21,694
10/31/2009                20,983                      21,720
11/30/2009                22,231                      22,654
12/31/2009                23,026                      23,548
 1/31/2010                21,765                      22,235
 2/28/2010                22,027                      22,313
 3/31/2010                23,864                      24,114
 4/30/2010                24,000                      24,407
 5/31/2010                21,761                      22,260
 6/30/2010                21,794                      22,096
 7/31/2010                23,708                      23,936
 8/31/2010                23,153                      23,471
 9/30/2010                25,778                      26,080
10/31/2010                26,551                      26,837
11/30/2010                25,949                      26,129
12/31/2010                28,049                      27,993
 1/31/2011                27,317                      27,234
 2/28/2011                27,116                      26,980
 3/31/2011                28,617                      28,566
 4/30/2011                29,614                      29,452
 5/31/2011                28,790                      28,680
 6/30/2011                28,440                      28,238
 7/31/2011                28,210                      28,113
 8/31/2011                25,919                      25,601
 9/30/2011                21,995                      21,868
10/31/2011                24,740                      24,765
11/30/2011                23,869                      23,114
12/31/2011                23,165                      22,836
 1/31/2012                25,650                      25,426
 2/29/2012                27,034                      26,949
 3/31/2012                26,322                      26,049
 4/30/2012                25,845                      25,738
 5/31/2012                23,058                      22,852
 6/30/2012                24,185                      23,734
 7/31/2012                24,381                      24,197
 8/31/2012                24,528                      24,116
 9/30/2012                25,898                      25,571
10/31/2012                25,750                      25,416
11/30/2012                26,086                      25,739
12/31/2012                27,602                      26,997
 1/31/2013                27,743                      27,369
 2/28/2013                27,412                      27,026
 3/31/2013                27,015                      26,560
 4/30/2013                27,306                      26,760
 5/31/2013                26,413                      26,074
 6/30/2013                24,751                      24,414
 7/31/2013                25,105                      24,669
 8/31/2013                24,508                      24,245
 9/30/2013                26,255                      25,822
10/31/2013                27,445                      27,076
11/30/2013                27,028                      26,681
12/31/2013                26,741                      26,295
 1/31/2014                24,877                      24,587
 2/28/2014                25,773                      25,402
 3/31/2014                26,669                      26,182
 4/30/2014                26,824                      26,269
 5/31/2014                27,730                      27,186
 6/30/2014                28,493                      27,908
 7/31/2014                28,824                      28,448
 8/31/2014                29,714                      29,089
 9/30/2014                27,519                      26,933            Past performance is not predictive of
10/31/2014                27,811                      27,250            future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          Average Annual       One        Five        Ten               would pay on fund distributions or the
          Total Return         Year       Years      Years              redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2014, all
                               1.33%      5.80%      10.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
   10/31/2004               $10,000                        $10,000
   11/30/2004                10,947                         10,926
   12/31/2004                11,527                         11,450
    1/31/2005                11,847                         11,480
    2/28/2005                12,598                         12,481
    3/31/2005                11,719                         11,656
    4/30/2005                11,288                         11,343
    5/31/2005                11,509                         11,738
    6/30/2005                11,800                         12,137
    7/31/2005                12,447                         12,985
    8/31/2005                12,528                         13,097
    9/30/2005                13,349                         14,316
   10/31/2005                12,698                         13,380
   11/30/2005                13,604                         14,487
   12/31/2005                14,495                         15,343
    1/31/2006                15,895                         17,057
    2/28/2006                16,062                         17,037
    3/31/2006                16,355                         17,187
    4/30/2006                17,683                         18,411
    5/31/2006                15,822                         16,482
    6/30/2006                15,124                         16,442
    7/31/2006                15,471                         16,677
    8/31/2006                16,009                         17,102
    9/30/2006                16,452                         17,244
   10/31/2006                17,692                         18,063
   11/30/2006                19,038                         19,406
   12/31/2006                19,903                         20,280
    1/31/2007                20,277                         20,061
    2/28/2007                20,459                         19,942
    3/31/2007                21,365                         20,737
    4/30/2007                22,997                         21,697
    5/31/2007                24,822                         22,771
    6/30/2007                25,564                         23,839
    7/31/2007                26,806                         25,096
    8/31/2007                25,689                         24,563
    9/30/2007                27,454                         27,276
   10/31/2007                29,513                         30,317
   11/30/2007                27,146                         28,168
   12/31/2007                27,470                         28,267
    1/31/2008                24,157                         24,740
    2/29/2008                24,856                         26,566
    3/31/2008                23,679                         25,160
    4/30/2008                25,127                         27,202
    5/31/2008                24,968                         27,706
    6/30/2008                22,091                         24,943
    7/31/2008                21,744                         24,002
    8/31/2008                20,431                         22,085
    9/30/2008                16,740                         18,220
   10/31/2008                11,660                         13,234
   11/30/2008                10,947                         12,237
   12/31/2008                12,489                         13,192
    1/31/2009                11,528                         12,340
    2/28/2009                10,821                         11,644
    3/31/2009                12,309                         13,317
    4/30/2009                14,802                         15,533
    5/31/2009                18,192                         18,187
    6/30/2009                18,102                         17,942
    7/31/2009                20,398                         19,960
    8/31/2009                20,641                         19,888
    9/30/2009                22,362                         21,694
   10/31/2009                22,337                         21,720
   11/30/2009                23,642                         22,654
   12/31/2009                24,945                         23,548
    1/31/2010                23,841                         22,235
    2/28/2010                24,252                         22,313
    3/31/2010                26,323                         24,114
    4/30/2010                26,747                         24,407
    5/31/2010                24,048                         22,260
    6/30/2010                24,684                         22,096
    7/31/2010                26,949                         23,936
    8/31/2010                27,079                         23,471
    9/30/2010                30,358                         26,080
   10/31/2010                31,568                         26,837
   11/30/2010                30,710                         26,129
   12/31/2010                32,475                         27,993
    1/31/2011                31,098                         27,234
    2/28/2011                30,181                         26,980
    3/31/2011                31,854                         28,566
    4/30/2011                33,528                         29,452
    5/31/2011                32,759                         28,680
    6/30/2011                32,493                         28,238
    7/31/2011                32,860                         28,113
    8/31/2011                29,735                         25,601
    9/30/2011                24,447                         21,868
   10/31/2011                27,140                         24,765
   11/30/2011                25,814                         23,114
   12/31/2011                25,129                         22,836
    1/31/2012                27,962                         25,426
    2/29/2012                30,245                         26,949
    3/31/2012                29,455                         26,049
    4/30/2012                28,751                         25,738
    5/31/2012                26,115                         22,852
    6/30/2012                27,115                         23,734
    7/31/2012                26,775                         24,197
    8/31/2012                27,470                         24,116
    9/30/2012                29,076                         25,571
   10/31/2012                28,962                         25,416
   11/30/2012                29,460                         25,739
   12/31/2012                31,271                         26,997
    1/31/2013                31,847                         27,369
    2/28/2013                32,172                         27,026
    3/31/2013                32,021                         26,560
    4/30/2013                32,672                         26,760
    5/31/2013                32,198                         26,074
    6/30/2013                29,413                         24,414
    7/31/2013                29,547                         24,669
    8/31/2013                28,313                         24,245
    9/30/2013                30,380                         25,822
   10/31/2013                31,546                         27,076
   11/30/2013                31,097                         26,681
   12/31/2013                30,839                         26,295
    1/31/2014                29,520                         24,587
    2/28/2014                30,824                         25,402
    3/31/2014                31,882                         26,182
    4/30/2014                32,143                         26,269
    5/31/2014                33,231                         27,186
    6/30/2014                34,086                         27,908
    7/31/2014                34,163                         28,448            Past performance is not predictive of
    8/31/2014                35,209                         29,089            future performance.
    9/30/2014                33,456                         26,933            The returns shown do not reflect the
   10/31/2014                33,162                         27,250            deduction of taxes that a shareholder
           Average Annual        One         Five         Ten                 would pay on fund distributions or the
           Total Return          Year        Years       Years                redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 5.12%       8.22%       12.74%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31,2014


                                             Past performance is not predictive of
                                             future performance.
                                             The returns shown do not reflect the
                                             deduction of taxes that a shareholder
    Average Annual   One   Five    Since     would pay on fund distributions or the
    Total Return     Year  Years Inception   redemption of fund shares.
    ---------------------------------------  MSCI data copyright MSCI 2014, all
                    -1.75% 3.17%   0.46%     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
     10/31/2004              $10,000                     $10,000
     11/30/2004               11,082                      10,926
     12/31/2004               11,794                      11,450
      1/31/2005               11,987                      11,480
      2/28/2005               13,080                      12,481
      3/31/2005               12,124                      11,656
      4/30/2005               11,692                      11,343
      5/31/2005               11,861                      11,738
      6/30/2005               12,251                      12,137
      7/31/2005               13,142                      12,985
      8/31/2005               13,351                      13,097
      9/30/2005               14,422                      14,316
     10/31/2005               13,520                      13,380
     11/30/2005               14,517                      14,487
     12/31/2005               15,428                      15,343
      1/31/2006               16,902                      17,057
      2/28/2006               16,967                      17,037
      3/31/2006               17,540                      17,187
      4/30/2006               19,070                      18,411
      5/31/2006               17,002                      16,482
      6/30/2006               16,848                      16,442
      7/31/2006               17,246                      16,677
      8/31/2006               17,559                      17,102
      9/30/2006               17,915                      17,244
     10/31/2006               19,158                      18,063
     11/30/2006               20,559                      19,406
     12/31/2006               21,280                      20,280
      1/31/2007               21,607                      20,061
      2/28/2007               21,727                      19,942
      3/31/2007               22,858                      20,737
      4/30/2007               24,679                      21,697
      5/31/2007               26,554                      22,771
      6/30/2007               27,308                      23,839
      7/31/2007               28,602                      25,096
      8/31/2007               27,679                      24,563
      9/30/2007               30,173                      27,276
     10/31/2007               33,484                      30,317
     11/30/2007               31,040                      28,168
     12/31/2007               30,991                      28,267
      1/31/2008               27,905                      24,740
      2/29/2008               29,020                      26,566
      3/31/2008               28,043                      25,160
      4/30/2008               30,206                      27,202
      5/31/2008               30,464                      27,706
      6/30/2008               26,920                      24,943
      7/31/2008               26,392                      24,002
      8/31/2008               24,131                      22,085
      9/30/2008               19,968                      18,220
     10/31/2008               13,767                      13,234
     11/30/2008               12,722                      12,237
     12/31/2008               14,274                      13,192
      1/31/2009               12,986                      12,340
      2/28/2009               11,883                      11,644
      3/31/2009               13,938                      13,317
      4/30/2009               16,679                      15,533
      5/31/2009               20,431                      18,187
      6/30/2009               20,179                      17,942
      7/31/2009               22,885                      19,960
      8/31/2009               23,055                      19,888
      9/30/2009               25,182                      21,694
     10/31/2009               24,586                      21,720
     11/30/2009               26,152                      22,654
     12/31/2009               27,447                      23,548
      1/31/2010               25,884                      22,235
      2/28/2010               26,085                      22,313
      3/31/2010               28,381                      24,114
      4/30/2010               28,564                      24,407
      5/31/2010               25,570                      22,260
      6/30/2010               25,730                      22,096
      7/31/2010               28,110                      23,936
      8/31/2010               27,601                      23,471
      9/30/2010               30,914                      26,080
     10/31/2010               31,972                      26,837
     11/30/2010               30,932                      26,129
     12/31/2010               33,501                      27,993
      1/31/2011               32,454                      27,234
      2/28/2011               31,908                      26,980
      3/31/2011               33,742                      28,566
      4/30/2011               34,946                      29,452
      5/31/2011               33,612                      28,680
      6/30/2011               32,924                      28,238
      7/31/2011               32,645                      28,113
      8/31/2011               29,331                      25,601
      9/30/2011               24,065                      21,868
     10/31/2011               27,227                      24,765
     11/30/2011               25,848                      23,114
     12/31/2011               24,919                      22,836
      1/31/2012               28,375                      25,426
      2/29/2012               30,103                      26,949
      3/31/2012               28,807                      26,049
      4/30/2012               27,866                      25,738
      5/31/2012               24,785                      22,852
      6/30/2012               25,905                      23,734
      7/31/2012               25,741                      24,197
      8/31/2012               26,098                      24,116
      9/30/2012               27,777                      25,571
     10/31/2012               27,417                      25,416
     11/30/2012               27,718                      25,739
     12/31/2012               29,744                      26,997
      1/31/2013               30,223                      27,369
      2/28/2013               29,714                      27,026
      3/31/2013               29,460                      26,560
      4/30/2013               29,719                      26,760
      5/31/2013               28,871                      26,074
      6/30/2013               26,440                      24,414
      7/31/2013               26,953                      24,669
      8/31/2013               26,380                      24,245
      9/30/2013               28,329                      25,822
     10/31/2013               29,613                      27,076
     11/30/2013               28,895                      26,681
     12/31/2013               28,613                      26,295
      1/31/2014               26,613                      24,587
      2/28/2014               27,203                      25,402
      3/31/2014               28,416                      26,182
      4/30/2014               28,602                      26,269
      5/31/2014               29,763                      27,186
      6/30/2014               30,539                      27,908
      7/31/2014               31,110                      28,448           Past performance is not predictive of
      8/31/2014               31,806                      29,089           future performance.
      9/30/2014               29,197                      26,933           The returns shown do not reflect the
     10/31/2014               29,166                      27,250           deduction of taxes that a shareholder
          Average Annual         One         Five        Ten               would pay on fund distributions or the
          Total Return           Year        Years      Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.51%       3.48%      11.30%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
April 5, 2005-October 31, 2014

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
     4/5/2005                $10,000                      $10,000
    4/30/2005                  9,580                        9,682
    5/31/2005                  9,720                       10,019
    6/30/2005                  9,980                       10,359
    7/31/2005                 10,653                       11,083
    8/31/2005                 10,763                       11,178
    9/30/2005                 11,511                       12,219
   10/31/2005                 10,898                       11,421
   11/30/2005                 11,612                       12,365
   12/31/2005                 12,295                       13,096
    1/31/2006                 13,395                       14,559
    2/28/2006                 13,416                       14,542
    3/31/2006                 13,684                       14,670
    4/30/2006                 14,624                       15,714
    5/31/2006                 12,988                       14,068
    6/30/2006                 12,775                       14,034
    7/31/2006                 13,019                       14,235
    8/31/2006                 13,333                       14,597
    9/30/2006                 13,598                       14,719
   10/31/2006                 14,487                       15,418
   11/30/2006                 15,490                       16,564
   12/31/2006                 16,100                       17,310
    1/31/2007                 16,327                       17,123
    2/28/2007                 16,204                       17,022
    3/31/2007                 16,906                       17,699
    4/30/2007                 18,042                       18,519
    5/31/2007                 19,353                       19,436
    6/30/2007                 19,811                       20,347
    7/31/2007                 20,485                       21,421
    8/31/2007                 19,956                       20,965
    9/30/2007                 21,671                       23,281
   10/31/2007                 23,924                       25,877
   11/30/2007                 22,181                       24,043
   12/31/2007                 22,136                       24,127
    1/31/2008                 19,968                       21,116
    2/29/2008                 20,621                       22,675
    3/31/2008                 19,871                       21,475
    4/30/2008                 21,378                       23,218
    5/31/2008                 21,473                       23,648
    6/30/2008                 19,079                       21,290
    7/31/2008                 18,877                       20,487
    8/31/2008                 17,623                       18,850
    9/30/2008                 14,861                       15,551
   10/31/2008                 10,661                       11,295
   11/30/2008                  9,949                       10,445
   12/31/2008                 10,922                       11,260
    1/31/2009                  9,948                       10,533
    2/28/2009                  9,277                        9,938
    3/31/2009                 10,741                       11,367
    4/30/2009                 12,702                       13,258
    5/31/2009                 15,206                       15,523
    6/30/2009                 15,058                       15,314
    7/31/2009                 16,880                       17,036
    8/31/2009                 16,946                       16,975
    9/30/2009                 18,408                       18,516
   10/31/2009                 18,068                       18,539
   11/30/2009                 19,175                       19,336
   12/31/2009                 20,050                       20,099
    1/31/2010                 18,950                       18,978
    2/28/2010                 19,159                       19,045
    3/31/2010                 20,812                       20,583
    4/30/2010                 21,010                       20,832
    5/31/2010                 18,974                       19,000
    6/30/2010                 19,134                       18,860
    7/31/2010                 20,862                       20,431
    8/31/2010                 20,585                       20,034
    9/30/2010                 23,045                       22,260
   10/31/2010                 23,724                       22,906
   11/30/2010                 23,090                       22,302
   12/31/2010                 24,785                       23,893
    1/31/2011                 24,003                       23,245
    2/28/2011                 23,589                       23,028
    3/31/2011                 24,931                       24,382
    4/30/2011                 25,915                       25,138
    5/31/2011                 25,199                       24,479
    6/30/2011                 24,849                       24,102
    7/31/2011                 24,793                       23,995
    8/31/2011                 22,555                       21,851
    9/30/2011                 18,823                       18,665
   10/31/2011                 21,213                       21,138
   11/30/2011                 20,307                       19,729
   12/31/2011                 19,668                       19,491
    1/31/2012                 21,984                       21,702
    2/29/2012                 23,365                       23,002
    3/31/2012                 22,635                       22,234
    4/30/2012                 22,133                       21,968
    5/31/2012                 19,805                       19,505
    6/30/2012                 20,693                       20,258
    7/31/2012                 20,705                       20,653
    8/31/2012                 20,923                       20,584
    9/30/2012                 22,115                       21,826
   10/31/2012                 21,965                       21,693
   11/30/2012                 22,300                       21,969
   12/31/2012                 23,698                       23,043
    1/31/2013                 23,907                       23,361
    2/28/2013                 23,744                       23,067
    3/31/2013                 23,492                       22,670
    4/30/2013                 23,759                       22,841
    5/31/2013                 23,108                       22,255
    6/30/2013                 21,448                       20,838
    7/31/2013                 21,740                       21,056
    8/31/2013                 21,178                       20,694
    9/30/2013                 22,690                       22,040
   10/31/2013                 23,668                       23,111
   11/30/2013                 23,279                       22,773
   12/31/2013                 23,072                       22,444
    1/31/2014                 21,614                       20,986
    2/28/2014                 22,397                       21,681
    3/31/2014                 23,215                       22,347
    4/30/2014                 23,381                       22,422
    5/31/2014                 24,151                       23,204
    6/30/2014                 24,779                       23,821
    7/31/2014                 25,005                       24,281
    8/31/2014                 25,779                       24,828
    9/30/2014                 23,984                       22,988            Past performance is not predictive of
   10/31/2014                 24,116                       23,259            future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five         Since               would pay on fund distributions or the
          Total Return          Year        Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                1.89%       5.94%        9.63%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2014, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2014, the total returns were 17.18% for the Portfolio and 17.27% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 920 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 16.19% for the Portfolio and 16.78% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio emphasizes mid-cap stocks, value stocks, primarily measured by book-to-market ratio and stocks with high profitability. Stocks with smaller relative capitalization and value stocks generally underperformed during the period and contributed to underperformance in the Portfolio relative to the Index. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs outperformed during the period.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 15.49% for the Portfolio and 16.46% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Portfolio's relative performance as compared to the Index. Lower book to market stocks outperformed higher book to market stocks within the index. The Master Fund had less weight than the index in lower book to market stocks, which detracted from relative performance.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,540 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 9.47% for the Portfolio's Class R1 shares, 9.30% for the Portfolio's Class R2 shares, 9.58% for the Portfolio's Institutional Class shares, and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Mid-cap value stocks significantly outperformed small cap value stocks during the period. The Portfolio had a greater weight than the Index in mid-cap value stocks and less weight in small cap value stocks, and these differences were the primary driver of the Portfolio's relative outperformance.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,270 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 9.49% for the Portfolio and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation to larger small cap stocks than the Index, and the outperformance of these stocks was a contributor to the Portfolio's relative outperformance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,850 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.72% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,860 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 13.78% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The portfolio generally excludes real estate investment trusts (REITs), and the resulting lower relative weighting in these companies detracted as REITs outperformed other U.S. stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,720 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 11.91% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The portfolio generally excludes real estate investment trusts (REITs), and the resulting lower relative weighting in these companies detracted as REITs outperformed other U.S. stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S.
small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,110 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 8.67% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio excluded certain stocks with low profitability that were held by the Index. The resulting higher weight in stocks with higher profitability contributed to the Portfolio's relative outperformance.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,750 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 7.88% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to a broader range of small cap stocks including those with the larger relative capitalization. Micro cap stocks generally underperformed companies with larger capitalization within the small cap universe during the period, which detracted from the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2014, the Portfolio held approximately 130 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2014, total returns were 19.80% for the Portfolio, 20.69% for the Dow Jones U.S. Select REIT Index /SM/, and 17.27% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index /SM/. These securities -- particularly in specialized REITs, retail REITs and diversified REITs -- generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. As a group, only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2014

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. In most of the world, REITs outperformed equities and fixed income. The U.S. REIT market, the world's largest, had the highest returns, followed closely by Hong Kong and the U.K. Only a few of the smallest REIT markets failed to deliver positive returns. As measured by the S&P Global REIT Index, residential REITs and hotel and resort REITs had the biggest gains. Diversified REITs had the weakest performance but still delivered positive returns.

     12 Months Ended October 31, 2014
                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).          6.81%
     S&P Global REIT Index (net dividends).........         13.30%

----------
Source: Standard and Poor's. Copyright S&P, 2014. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.47% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,800 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.55% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks detracted from the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks also detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. In particular, the Portfolio's emphasis on value stocks resulted in a lower allocation to healthcare stocks, which was the best performing sector and detracted from the Portfolio's relative performance.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Funds collectively held approximately 4,150 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.09% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds excluded a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Portfolio's relative outperformance. This was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Funds and the Index also generally contributed to the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 2.00% for the Portfolio and -0.24% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund's greater exposure than the Index to micro cap stocks contributed to relative outperformance as micro caps generally outperformed during the period. This was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index also benefited the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 880 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

For the 12 months ended October 31, 2014, total returns were -3.84% for the Portfolio and -4.93% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of growth-oriented small cap stocks with low profitability contributed to relative performance as these stocks generally underperformed. This was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Master Fund's relative performance. In addition, differences in the valuation timing and methodology between the Master Fund and the Index benefited the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 0.73% for the Portfolio and -0.49% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund excludes a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Portfolio's relative outperformance.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,180 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -2.68% for the Portfolio and -3.31% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the period, the Portfolio's relative outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2014, the Portfolio held approximately 240 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2014, total returns were 8.21% for the Portfolio and 6.81% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds, such as initial public offerings and companies with a limited operating history. These securities generally underperformed and the exclusion of these securities by the Portfolio had a beneficial impact on the relative performance in the Portfolio.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2014, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 370 securities in

21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 14.98% for the Portfolio and 13.30% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds, such as initial public offerings and companies with a limited operating history. These securities generally underperformed and the exclusion of these securities by the Portfolio had a beneficial impact on the relative performance in the Portfolio.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,160 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.13% for the Portfolio and -2.14% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio held a number of companies within the United Kingdom that were not in the Index due to differences in construction methodology. These companies outperformed, contributing to the Portfolio's relative outperformance. Within the small cap universe, the Portfolio's greater exposure to stocks with smaller capitalization within small cap universe also contributed to the Portfolio's relative outperformance as these stocks generally outperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also generally contributed to the Portfolio's relative outperformance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.05% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega cap securities, while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally underperformed international large cap and mid-cap stocks during the period, and the Portfolio's exposure to small cap stocks contributed to underperformance relative to the Index. The Portfolio's greater exposure than the Index to value stocks, particularly those in Canada, also detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The

Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 4,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.81% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. Underlying Funds, had greater exposure than the Index to value stocks. Value stocks, as measured by book-to-market ratios, generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally underperformed large and mid-caps during the period, and the Portfolio's greater exposure to small caps detracted from the Portfolio's relative performance. The Underlying Funds' exclusion of real estate investment trusts (REITs) also detracted from the Portfolio's relative performance as REITs outperformed during the period.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"), or by a combination of securities and Underlying Funds. For the 12 months ended October 31, 2014, the Portfolio only held Underlying Funds. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 8,300 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 0.06% for the Portfolio and -0.97% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater exposure than the Index to mid-cap stocks and value stocks, particularly in the United Kingdom, contributed to the Portfolio's relative outperformance. Due to differences in methodology, the two emerging markets Underlying Funds had a greater exposure than the Index to India, the highest-performing eligible market during the period, which contributed to relative performance.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"), or a combination of securities and Underlying Funds. For the 12 months ended October 31, 2014, the Portfolio only held Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 8,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.04% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest across all size categories while the Index primarily holds large and mid-cap stocks. Small cap stocks generally underperformed during the period, and the Underlying Funds' exposure to small cap stocks, particularly in Canada, contributed to the Portfolio's relative underperformance. The Underlying Funds' greater exposure than the Index to value stocks, as measured by book-to-market ratios also detracted from the Portfolio's relative performance as value stocks underperformed during the period.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2014, the Portfolio's investments include the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 11,700 equity securities in 44 countries.

For the 12 months ended October 31, 2014, total returns were 8.36% for the Portfolio and 7.77% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds had greater exposure than the Index to U.S. stocks, which was the primary contributor to relative outperformance as the U.S. was among the best-performing world markets during the period. The Underlying Funds had less exposure than the Index to emerging markets, which benefited relative performance as emerging markets generally underperformed during the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2014, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Underlying Funds collectively held approximately 11,700 equity securities in 44 countries.

   For the 12 months ended October 31, 2014, total returns were 7.83% for the Portfolio and 7.77% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Portfolio's currency hedging in Japanese yen, euro, Swiss franc, and Danish krone benefited the Portfolio's performance relative to the Index. This was somewhat offset by the Portfolio's greater exposure than the Index to small cap stocks and emerging markets, which underperformed during the period and detracted from the Portfolio's relative performance.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 1.33% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative performance benefited from the Master Fund's lower weight than the Index in Russia, among the lowest performing emerging markets during the period, and higher weight in India and Taiwan, among the best performing emerging markets during the period. The Master Fund excludes certain countries from eligibility that the Index holds, such as the UAE and Qatar. Both of these countries underperformed, and their exclusion contributed to the Portfolio's relative outperformance.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 3,200 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 5.12% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed emerging markets large caps over the period, and the Master Fund's greater exposure to small cap stocks, particularly those in India, contributed to relative outperformance. During the year ended October 31, 2014, the Master Fund did not invest in certain countries that the Index holds, such as the UAE, Qatar, and Russia. Russia underperformed significantly and, as it was excluded from the Master Fund, contributed to the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -1.75% for the Portfolio's Class R2 shares, -1.51% for the Portfolio's Institutional Class shares, and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, as measured by book-to-market ratios, while the Index is neutral with regard to value stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 4,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 1.89% for the Portfolio and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks, particularly those in India, contributed to the Portfolio's relative outperformance. The Portfolio's smaller allocation than the Index to Russia, among the lowest performing emerging markets during the period, also contributed to the Portfolio's relative outperformance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2014
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,081.40    0.23%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,070.80    0.19%    $0.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,056.10    0.27%    $1.40
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,018.80    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,018.20    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,018.90    0.37%    $1.88
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.84    0.47%    $2.40
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,021.90    0.52%    $2.65
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,062.50    0.19%    $0.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,054.20    0.22%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.32%    $1.65
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/14  10/31/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,039.60    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.34    0.37%    $1.89

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,032.70    0.52%    $2.66
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,104.30    0.18%    $0.95
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  957.20    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  938.50    0.38%    $1.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  919.10    0.53%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,047.00    0.54%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  961.70    0.55%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/14  10/31/14    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  921.90    0.58%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.28    0.58%    $2.96

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  848.90    0.55%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,036.80    0.38%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.29    0.38%    $1.94

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,077.00    0.32%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  915.80    0.68%    $3.28
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  927.80    0.49%    $2.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.74    0.49%    $2.50

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  955.20    0.54%    $2.66
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.48    0.54%    $2.75

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  947.30    0.68%    $3.34
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio***
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  959.30    0.47%    $2.32
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.84    0.47%    $2.40

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,010.60    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,021.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.80    0.56%    $2.87
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,031.70    0.72%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.58    0.72%    $3.67

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,018.90    0.80%    $4.07
 Institutional Class Shares................... $1,000.00 $1,019.70    0.55%    $2.80
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.17    0.80%    $4.08
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/14  10/31/14    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,031.50    0.61%    $3.12
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.13    0.61%    $3.11

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              World Core Equity Portfolio................. 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S Large Company Portfolio
              Corporate....................................  20.8%
              Government...................................  40.8%
              Foreign Corporate............................  15.7%
              Foreign Government...........................  16.0%
              Supranational................................   6.7%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   8.5%
              Energy.......................................  10.5%
              Financials...................................  13.4%
              Health Care..................................  12.9%
              Industrials..................................  12.8%
              Information Technology.......................  18.3%
              Materials....................................   4.5%
              Other........................................    --
              Telecommunication Services...................   3.0%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.7%
              Financials...................................  25.4%
              Health Care..................................   6.6%
              Industrials..................................  18.0%
              Information Technology.......................  14.2%
              Materials....................................   7.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   3.1%
              Energy.......................................   9.8%
              Financials...................................  26.2%
              Health Care..................................   5.9%
              Industrials..................................  18.4%
              Information Technology.......................  14.8%
              Materials....................................   6.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   7.6%
              Energy.......................................   9.4%
              Financials...................................  14.8%
              Health Care..................................  11.6%
              Industrials..................................  13.4%
              Information Technology.......................  17.8%
              Materials....................................   5.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.6%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.1%
              Financials...................................  17.0%
              Health Care..................................  10.9%
              Industrials..................................  14.4%
              Information Technology.......................  16.1%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   4.4%
              Energy.......................................  11.1%
              Financials...................................  23.5%
              Health Care..................................   8.2%
              Industrials..................................  14.8%
              Information Technology.......................  13.9%
              Materials....................................   6.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.9%
              Financials...................................  17.5%
              Health Care..................................   9.9%
              Industrials..................................  17.7%
              Information Technology.......................  18.8%
              Materials....................................   5.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.6%
              Consumer Staples.............................   4.0%
              Energy.......................................   4.4%
              Financials...................................  17.6%
              Health Care..................................  10.1%
              Industrials..................................  18.8%
              Information Technology.......................  17.9%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.3%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   8.4%
              Financials...................................  24.2%
              Health Care..................................   9.9%
              Industrials..................................  12.9%
              Information Technology.......................   4.4%
              Materials....................................   9.3%
              Other........................................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   7.8%
              Energy.......................................   8.9%
              Financials...................................  21.6%
              Health Care..................................   6.3%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  11.2%
              Other........................................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................   0.3%
              Real Estate Investment Trusts................  99.7%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   3.8%
              Energy.......................................   4.2%
              Financials...................................  21.2%
              Health Care..................................   1.7%
              Industrials..................................  25.7%
              Information Technology.......................   5.6%
              Materials....................................  15.7%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   6.4%
              Energy.......................................   8.1%
              Financials...................................  23.4%
              Health Care..................................   5.2%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  12.3%
              Other........................................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   7.7%
              Energy.......................................   7.3%
              Financials...................................  24.5%
              Health Care..................................   2.9%
              Industrials..................................  10.7%
              Information Technology.......................  16.1%
              Materials....................................  10.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
BONDS -- (54.2%)
AUSTRALIA -- (1.3%)
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP 1,015 $  1,675,810
Rio Tinto Finance USA, Ltd.
    2.250%, 09/20/16.............................     1,000    1,022,383
                                                            ------------
TOTAL AUSTRALIA..................................              2,698,193
                                                            ------------

CANADA -- (10.8%)
Export Development Canada
    1.250%, 10/26/16.............................     3,135    3,170,914
Ontario, Province of Canada
    1.000%, 07/22/16.............................     4,000    4,018,316
    1.600%, 09/21/16.............................     2,000    2,032,196
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD 5,000    4,528,504
    1.450%, 09/09/16.............................     1,000    1,009,830
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................     5,900    6,084,806
TransAlta Corp.
    4.750%, 01/15/15.............................       925      932,264
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................     1,500    1,524,264
                                                            ------------
TOTAL CANADA.....................................             23,301,094
                                                            ------------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................     3,000    3,085,152
                                                            ------------

FRANCE -- (2.1%)
Reseau Ferre de France
    2.375%, 12/23/15............................. GBP 2,784    4,535,156
                                                            ------------

GERMANY -- (2.3%)
KFW
    1.750%, 01/22/16............................. GBP 3,000    4,859,666
                                                            ------------

JAPAN -- (0.3%)
Nomura Holdings, Inc.
#   2.000%, 09/13/16.............................       540      546,794
                                                            ------------

NETHERLANDS -- (5.4%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................     5,000    5,042,350
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................     5,469    5,556,952
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................       880      937,510
                                                            ------------
TOTAL NETHERLANDS................................             11,536,812
                                                            ------------

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)

NORWAY -- (2.3%)
Kommunalbanken A.S.
    0.875%, 10/03/16............................. $    5,000 $  5,020,770
                                                             ------------

SPAIN -- (0.3%)
Telefonica Emisiones SAU
    6.421%, 06/20/16.............................        584      633,693
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.6%)
Council Of Europe Development Bank
    1.250%, 09/22/16.............................      5,000    5,058,340
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................      4,000    4,060,444
European Investment Bank
    1.250%, 10/14/16.............................      5,000    5,060,200
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              14,178,984
                                                             ------------

SWEDEN -- (2.7%)
Nordea Bank AB
    3.875%, 12/15/15.............................  GBP 2,000    3,302,671
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................      2,391    2,483,446
                                                             ------------
TOTAL SWEDEN.....................................               5,786,117
                                                             ------------

UNITED KINGDOM -- (2.3%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................      1,000    1,073,523
Ensco P.L.C.
    3.250%, 03/15/16.............................      1,155    1,187,634
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................      2,000    2,023,264
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        700      709,989
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,994,410
                                                             ------------

UNITED STATES -- (16.4%)
Amgen, Inc.
    4.850%, 11/18/14.............................      1,600    1,602,565
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................      1,000    1,086,737
AT&T, Inc.
#   2.950%, 05/15/16.............................      1,489    1,535,874
Bank of America Corp.
    3.625%, 03/17/16.............................      1,000    1,035,379

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Baxter International, Inc.
    5.900%, 09/01/16............................. $ 1,000 $ 1,088,986
Boston Scientific Corp.
    6.400%, 06/15/16.............................   1,000   1,083,028
Citigroup, Inc.
    1.300%, 04/01/16.............................   1,000   1,004,578
CNA Financial Corp.
    5.850%, 12/15/14.............................   1,000   1,005,676
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000   1,020,384
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................   1,000   1,022,547
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000   1,006,505
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,021,145
Express Scripts Holding Co.
    2.100%, 02/12/15.............................   1,000   1,004,031
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,044,426
Freeport-McMoRan, Inc.
    1.400%, 02/13/15.............................     500     500,796
Goldman Sachs Group, Inc. (The)
#   5.125%, 01/15/15.............................     894     901,501
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,032,813
HSBC USA, Inc.
    2.375%, 02/13/15.............................   1,000   1,005,554
International Paper Co.
    5.300%, 04/01/15.............................     517     526,569
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,000   1,056,351
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500   1,503,768
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800     829,645
MetLife, Inc.
#   6.750%, 06/01/16.............................   1,000   1,091,509
Mondelez International, Inc.
    4.125%, 02/09/16.............................     689     716,961
Morgan Stanley
    4.200%, 11/20/14.............................   1,500   1,502,515
National City Corp.
    4.900%, 01/15/15.............................   1,500   1,512,616
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000   1,004,222
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710     732,328
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     500     514,806
Stryker Corp.
    2.000%, 09/30/16.............................   1,000   1,021,826
Waste Management, Inc.
    2.600%, 09/01/16.............................     605     623,142

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $  1,500 $  1,567,908
Williams Partners L.P.
      3.800%, 02/15/15.............................    1,000    1,008,246
Xerox Corp.
      4.250%, 02/15/15.............................    1,000    1,010,372
                                                             ------------
TOTAL UNITED STATES................................            35,225,309
                                                             ------------
TOTAL BONDS........................................           116,402,150
                                                             ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
      0.625%, 10/14/16.............................    2,000    2,001,630
Federal National Mortgage Association
      5.250%, 09/15/16.............................    3,000    3,260,085
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................             5,261,715
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (38.0%)
U.S. Treasury Notes
      0.625%, 08/15/16.............................   27,700   27,795,232
^^    1.000%, 08/31/16.............................   13,500   13,633,947
      1.000%, 09/30/16.............................   17,000   17,163,353
      0.625%, 10/15/16.............................   23,000   23,057,500
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................            81,650,032
                                                             ------------

                                                    Shares
                                                    ------        -

EXCHANGE-TRADED FUNDS -- (4.1%)
UNITED STATES -- (4.1%)
      SPDR S&P 500 ETF Trust.......................   44,100    8,893,206
                                                             ------------

SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund...............  238,351    2,757,720
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $210,691,819)..............................           $214,964,823
                                                             ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          ---------------------------------------------
                                            Level 1     Level 2    Level 3    Total
                                          ----------- ------------ ------- ------------
Bonds
  Australia..............................          -- $  2,698,193   --    $  2,698,193
  Canada.................................          --   23,301,094   --      23,301,094
  Finland................................          --    3,085,152   --       3,085,152
  France.................................          --    4,535,156   --       4,535,156
  Germany................................          --    4,859,666   --       4,859,666
  Japan..................................          --      546,794   --         546,794
  Netherlands............................          --   11,536,812   --      11,536,812
  Norway.................................          --    5,020,770   --       5,020,770
  Spain..................................          --      633,693   --         633,693
  Supranational Organization Obligations.          --   14,178,984   --      14,178,984
  Sweden.................................          --    5,786,117   --       5,786,117
  United Kingdom.........................          --    4,994,410   --       4,994,410
  United States..........................          --   35,225,309   --      35,225,309
Agency Obligations.......................          --    5,261,715   --       5,261,715
U.S. Treasury Obligations................          --   81,650,032   --      81,650,032
Exchange-Traded Funds.................... $ 8,893,206           --   --       8,893,206
Securities Lending Collateral............          --    2,757,720   --       2,757,720
Futures Contracts**......................   7,062,050           --   --       7,062,050
Forward Currency Contracts**.............          --      205,165   --         205,165
                                          ----------- ------------   --    ------------
TOTAL.................................... $15,955,256 $206,276,782   --    $222,232,038
                                          =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                         Shares         Value+        of Net Assets**
                                         ------         ------        ---------------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (13.1%)
*   Amazon.com, Inc...................      4,446    $   1,358,075               0.5%
    Comcast Corp. Class A.............     36,774        2,035,441               0.7%
    Home Depot, Inc. (The)............     17,150        1,672,468               0.6%
    McDonald's Corp...................     11,845        1,110,232               0.4%
    Walt Disney Co. (The).............     18,805        1,718,401               0.6%
    Other Securities..................                  27,867,546              10.2%
                                                     -------------             ------
Total Consumer Discretionary..........                  35,762,163              13.0%
                                                     -------------             ------
Consumer Staples -- (8.2%)
    Altria Group, Inc.................     24,603        1,189,309               0.4%
    Coca-Cola Co. (The)...............     42,618        1,784,842               0.6%
    CVS Health Corp...................     13,994        1,200,825               0.4%
    PepsiCo, Inc......................     19,005        1,827,711               0.7%
    Philip Morris International, Inc..     14,261        1,269,372               0.5%
    Procter & Gamble Co. (The)........     27,067        2,362,137               0.9%
    Wal-Mart Stores, Inc..............     22,938        1,749,481               0.6%
    Other Securities..................                  10,931,996               4.0%
                                                     -------------             ------
Total Consumer Staples................                  22,315,673               8.1%
                                                     -------------             ------
Energy -- (10.1%)
    Chevron Corp......................     23,416        2,808,749               1.0%
    ConocoPhillips....................     18,400        1,327,560               0.5%
    Exxon Mobil Corp..................     62,574        6,051,532               2.2%
    Occidental Petroleum Corp.........     11,668        1,037,635               0.4%
    Schlumberger, Ltd.................     14,816        1,461,747               0.5%
    Other Securities..................                  14,788,147               5.4%
                                                     -------------             ------
Total Energy..........................                  27,475,370              10.0%
                                                     -------------             ------
Financials -- (12.8%)
    American Express Co...............     11,888        1,069,326               0.4%
    Bank of America Corp..............     86,309        1,481,062               0.5%
*   Berkshire Hathaway, Inc. Class B..     17,818        2,497,371               0.9%
    Citigroup, Inc....................     29,395        1,573,514               0.6%
    JPMorgan Chase & Co...............     33,159        2,005,456               0.7%
    Wells Fargo & Co..................     61,070        3,242,206               1.2%
    Other Securities..................                  23,217,243               8.5%
                                                     -------------             ------
Total Financials......................                  35,086,178              12.8%
                                                     -------------             ------
Health Care -- (12.4%)
    AbbVie, Inc.......................     20,088        1,274,785               0.5%
    Amgen, Inc........................      7,761        1,258,679               0.5%
*   Celgene Corp......................      9,989        1,069,722               0.4%
*   Gilead Sciences, Inc..............     19,245        2,155,440               0.8%
    Johnson & Johnson.................     33,864        3,649,862               1.3%
    Merck & Co., Inc..................     33,588        1,946,089               0.7%
    Pfizer, Inc.......................     76,538        2,292,313               0.8%
    UnitedHealth Group, Inc...........     14,297        1,358,358               0.5%
    Other Securities..................                  18,776,664               6.8%
                                                     -------------             ------
Total Health Care.....................                  33,781,912              12.3%
                                                     -------------             ------
Industrials -- (12.3%)
    3M Co.............................      7,847        1,206,633               0.4%
    Boeing Co. (The)..................      8,269        1,032,881               0.4%
    General Electric Co...............     89,353        2,306,201               0.8%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                          Percentage
                                                            Shares         Value+       of Net Assets**
                                                            ------         ------       ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................     14,231    $   1,657,200              0.6%
      United Technologies Corp...........................      9,890        1,058,230              0.4%
      Other Securities...................................                  26,347,846              9.6%
                                                                        -------------            ------
Total Industrials........................................                  33,608,991             12.2%
                                                                        -------------            ------
Information Technology -- (17.6%)
      Apple, Inc.........................................     70,637        7,628,796              2.8%
      Cisco Systems, Inc.................................     59,304        1,451,169              0.5%
*     Facebook, Inc. Class A.............................     19,266        1,444,757              0.5%
*     Google, Inc. Class A...............................      2,280        1,294,744              0.5%
      Hewlett-Packard Co.................................     34,381        1,233,590              0.5%
      Intel Corp.........................................     84,793        2,883,810              1.1%
      International Business Machines Corp...............     11,603        1,907,533              0.7%
      MasterCard, Inc. Class A...........................     12,582        1,053,742              0.4%
      Microsoft Corp.....................................     90,359        4,242,355              1.6%
      Oracle Corp........................................     48,032        1,875,650              0.7%
      QUALCOMM, Inc......................................     16,646        1,306,877              0.5%
      Visa, Inc. Class A.................................      4,507        1,088,125              0.4%
      Other Securities...................................                  20,674,968              7.3%
                                                                        -------------            ------
Total Information Technology.............................                  48,086,116             17.5%
                                                                        -------------            ------
Materials -- (4.3%)
      Other Securities...................................                  11,708,514              4.2%
                                                                        -------------            ------
Telecommunication Services -- (2.9%)
      AT&T, Inc..........................................     98,170        3,420,243              1.2%
      Verizon Communications, Inc........................     62,067        3,118,867              1.1%
      Other Securities...................................                   1,379,894              0.6%
                                                                        -------------            ------
Total Telecommunication Services.........................                   7,919,004              2.9%
                                                                        -------------            ------
Utilities -- (2.4%)
      Other Securities...................................                   6,503,570              2.4%
                                                                        -------------            ------
TOTAL COMMON STOCKS......................................                 262,247,491             95.4%
                                                                        -------------            ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         165              0.0%
                                                                        -------------            ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%.  1,461,806        1,461,806              0.5%
                                                                        -------------            ------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................    803,831        9,300,329              3.4%
                                                                        -------------            ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $237,614,016)..................................                 $ 273,009,791             99.3%
                                                                        =============            ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ------------ ---------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 35,762,163         --   --    $ 35,762,163
    Consumer Staples............   22,315,673         --   --      22,315,673
    Energy......................   27,475,370         --   --      27,475,370
    Financials..................   35,086,178         --   --      35,086,178
    Health Care.................   33,781,912         --   --      33,781,912
    Industrials.................   33,608,991         --   --      33,608,991
    Information Technology......   48,086,116         --   --      48,086,116
    Materials...................   11,708,514         --   --      11,708,514
    Telecommunication Services..    7,919,004         --   --       7,919,004
    Utilities...................    6,503,570         --   --       6,503,570
  Rights/Warrants...............           -- $      165   --             165
  Temporary Cash Investments....    1,461,806         --   --       1,461,806
  Securities Lending Collateral.           --  9,300,329   --       9,300,329
                                 ------------ ----------   --    ------------
  TOTAL......................... $263,709,297 $9,300,494   --    $273,009,791
                                 ============ ==========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,138,175,654
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $9,823,414,415)............................. $15,138,175,654
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (12.0%)
#   Dillard's, Inc. Class A................   211,147 $   22,330,907            0.4%
#   GameStop Corp. Class A.................   635,798     27,186,722            0.5%
    Graham Holdings Co. Class B............    31,543     24,717,095            0.4%
    Lear Corp..............................   248,685     23,003,362            0.4%
*   Live Nation Entertainment, Inc.........   924,308     24,032,008            0.4%
    PulteGroup, Inc........................ 1,118,270     21,459,601            0.4%
#   Wendy's Co. (The)...................... 2,361,897     18,942,414            0.3%
    Other Securities.......................              634,414,099           11.4%
                                                      --------------          ------
Total Consumer Discretionary...............              796,086,208           14.2%
                                                      --------------          ------
Consumer Staples -- (2.4%)
    Other Securities.......................              156,066,914            2.8%
                                                      --------------          ------
Energy -- (7.3%)
    Nabors Industries, Ltd................. 1,097,257     19,586,037            0.4%
    Tesoro Corp............................   315,473     22,527,927            0.4%
    Other Securities.......................              444,064,376            7.9%
                                                      --------------          ------
Total Energy...............................              486,178,340            8.7%
                                                      --------------          ------
Financials -- (21.4%)
    Allied World Assurance Co. Holdings AG.   518,010     19,684,380            0.4%
    American Financial Group, Inc..........   465,774     27,867,258            0.5%
    Assurant, Inc..........................   471,974     32,198,066            0.6%
    Axis Capital Holdings, Ltd.............   606,646     29,203,938            0.5%
    CNO Financial Group, Inc............... 1,174,038     21,285,309            0.4%
*   E*TRADE Financial Corp................. 1,292,524     28,823,285            0.5%
*   Genworth Financial, Inc. Class A....... 1,716,485     24,013,625            0.4%
    Legg Mason, Inc........................   731,595     38,042,940            0.7%
#   NASDAQ OMX Group, Inc. (The)...........   858,799     37,151,645            0.7%
#   New York Community Bancorp, Inc........ 1,321,540     21,078,563            0.4%
    PartnerRe, Ltd.........................   321,083     37,146,092            0.7%
#   People's United Financial, Inc......... 1,543,963     22,572,739            0.4%
    Protective Life Corp...................   427,997     29,822,831            0.5%
    Reinsurance Group of America, Inc......   325,844     27,452,357            0.5%
    Zions Bancorporation...................   948,371     27,474,308            0.5%
    Other Securities.......................              990,191,759           17.6%
                                                      --------------          ------
Total Financials...........................            1,414,009,095           25.3%
                                                      --------------          ------
Health Care -- (5.6%)
*   Community Health Systems, Inc..........   490,559     26,966,028            0.5%
    Omnicare, Inc..........................   597,354     39,777,803            0.7%
    Other Securities.......................              302,719,333            5.4%
                                                      --------------          ------
Total Health Care..........................              369,463,164            6.6%
                                                      --------------          ------
Industrials -- (15.1%)
#   ADT Corp. (The)........................   528,226     18,931,620            0.3%
    Alaska Air Group, Inc..................   430,272     22,903,379            0.4%
    AMERCO.................................    84,246     22,840,776            0.4%
*   Avis Budget Group, Inc.................   665,365     37,094,099            0.7%
    Owens Corning..........................   624,093     20,008,422            0.4%
*   Quanta Services, Inc...................   631,307     21,514,943            0.4%
    Ryder System, Inc......................   309,611     27,391,285            0.5%
#   Trinity Industries, Inc................   970,590     34,659,769            0.6%
    Other Securities.......................              796,454,228           14.2%
                                                      --------------          ------
Total Industrials..........................            1,001,798,521           17.9%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Information Technology -- (12.0%)
*     AOL, Inc...........................................    435,272 $   18,947,390            0.4%
*     Arrow Electronics, Inc.............................    510,838     29,046,249            0.5%
      Avnet, Inc.........................................    659,675     28,530,944            0.5%
      Brocade Communications Systems, Inc................  1,765,119     18,939,727            0.4%
#*    First Solar, Inc...................................    629,345     37,068,421            0.7%
*     Ingram Micro, Inc. Class A.........................    789,039     21,177,807            0.4%
      Marvell Technology Group, Ltd......................  1,483,327     19,935,915            0.4%
#*    TriQuint Semiconductor, Inc........................    976,471     21,121,068            0.4%
      Other Securities...................................               596,069,380           10.5%
                                                                     --------------          ------
Total Information Technology.............................               790,836,901           14.2%
                                                                     --------------          ------
Materials -- (6.7%)
      MeadWestvaco Corp..................................    537,108     23,724,060            0.4%
      Reliance Steel & Aluminum Co.......................    417,707     28,186,868            0.5%
      Rock-Tenn Co. Class A..............................    434,562     22,227,846            0.4%
      Steel Dynamics, Inc................................    945,483     21,755,564            0.4%
#     United States Steel Corp...........................    669,436     26,804,218            0.5%
      Other Securities...................................               319,063,796            5.7%
                                                                     --------------          ------
Total Materials..........................................               441,762,352            7.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 2,114,063            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
#     Frontier Communications Corp.......................  3,065,958     20,051,365            0.4%
      Windstream Holdings, Inc...........................  1,773,692     18,588,292            0.3%
      Other Securities...................................                40,119,949            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................                78,759,606            1.4%
                                                                     --------------          ------
Utilities -- (0.6%)
      UGI Corp...........................................    674,196     25,410,447            0.5%
      Other Securities...................................                11,648,079            0.2%
                                                                     --------------          ------
Total Utilities..........................................                37,058,526            0.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,574,133,690           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   684,400            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.077%. 14,280,341     14,280,341            0.3%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@  DFA Short Term Investment Fund..................... 88,553,047  1,024,558,755           18.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,163,316,060)................................              $6,613,657,186          118.3%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  796,086,208             --   --    $  796,086,208
  Consumer Staples..............    156,066,914             --   --       156,066,914
  Energy........................    486,178,340             --   --       486,178,340
  Financials....................  1,413,977,485 $       31,610   --     1,414,009,095
  Health Care...................    369,362,357        100,807   --       369,463,164
  Industrials...................  1,001,796,859          1,662   --     1,001,798,521
  Information Technology........    790,836,901             --   --       790,836,901
  Materials.....................    441,762,352             --   --       441,762,352
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.      2,114,063             --   --         2,114,063
  Telecommunication Services....     78,759,606             --   --        78,759,606
  Utilities.....................     37,058,526             --   --        37,058,526
Rights/Warrants.................             --        684,400   --           684,400
Temporary Cash Investments......     14,280,341             --   --        14,280,341
Securities Lending Collateral...             --  1,024,558,755   --     1,024,558,755
                                 -------------- --------------   --    --------------
TOTAL........................... $5,588,279,952 $1,025,377,234   --    $6,613,657,186
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                    Percentage
                                                    Shares            Value+      of Net Assets**
                                                    ------            ------      ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (12.6%)
    DeVry Education Group, Inc..................    1,167,715    $     56,529,083            0.5%
#   Group 1 Automotive, Inc.....................      725,621          61,989,802            0.5%
#*  Iconix Brand Group, Inc.....................    1,920,147          76,825,081            0.7%
*   Live Nation Entertainment, Inc..............    2,423,838          63,019,788            0.6%
    Penske Automotive Group, Inc................    1,250,616          56,577,868            0.5%
#   Rent-A-Center, Inc..........................    1,897,433          58,763,500            0.5%
#*  Skechers U.S.A., Inc. Class A...............    1,138,657          62,341,471            0.6%
    Other Securities............................                    1,263,610,471           10.9%
                                                                 ----------------          ------
Total Consumer Discretionary....................                    1,699,657,064           14.8%
                                                                 ----------------          ------
Consumer Staples -- (2.6%)
#   Fresh Del Monte Produce, Inc................    1,715,825          55,095,141            0.5%
*   Seaboard Corp...............................       18,588          57,118,507            0.5%
    Other Securities............................                      247,049,561            2.1%
                                                                 ----------------          ------
Total Consumer Staples..........................                      359,263,209            3.1%
                                                                 ----------------          ------
Energy -- (8.3%)
#   Bristow Group, Inc..........................    1,356,710         100,260,869            0.9%
    Delek US Holdings, Inc......................    1,710,914          57,982,875            0.5%
#   Exterran Holdings, Inc......................    2,454,125          96,520,736            0.8%
*   Helix Energy Solutions Group, Inc...........    3,813,585         101,593,904            0.9%
    Other Securities............................                      764,433,406            6.6%
                                                                 ----------------          ------
Total Energy....................................                    1,120,791,790            9.7%
                                                                 ----------------          ------
Financials -- (22.2%)
#   American Equity Investment Life Holding Co..    2,251,258          58,104,969            0.5%
#   Argo Group International Holdings, Ltd......    1,019,162          56,869,240            0.5%
    Aspen Insurance Holdings, Ltd...............    1,361,886          59,419,086            0.5%
    CNO Financial Group, Inc....................    8,472,447         153,605,464            1.3%
    Endurance Specialty Holdings, Ltd...........    1,449,804          84,016,142            0.7%
#   First American Financial Corp...............    2,056,410          62,350,351            0.5%
#   Hanover Insurance Group, Inc. (The).........    1,202,555          80,499,032            0.7%
#   Kemper Corp.................................    1,693,849          62,418,336            0.5%
*   MBIA, Inc...................................    6,839,686          66,755,335            0.6%
#   Montpelier Re Holdings, Ltd.................    1,977,273          65,526,827            0.6%
    Platinum Underwriters Holdings, Ltd.........      978,955          61,311,952            0.5%
    StanCorp Financial Group, Inc...............      765,879          53,274,543            0.5%
    Susquehanna Bancshares, Inc.................    6,432,807          63,105,837            0.6%
    Umpqua Holdings Corp........................    4,077,772          71,768,787            0.6%
#   Washington Federal, Inc.....................    2,520,952          55,032,382            0.5%
#   Webster Financial Corp......................    2,558,326          80,177,937            0.7%
#   Wintrust Financial Corp.....................    1,440,940          66,744,341            0.6%
    Other Securities............................                    1,797,834,756           15.6%
                                                                 ----------------          ------
Total Financials................................                    2,998,815,317           26.0%
                                                                 ----------------          ------
Health Care -- (5.0%)
*   LifePoint Hospitals, Inc....................    1,892,213         132,454,910            1.2%
    Other Securities............................                      543,509,310            4.7%
                                                                 ----------------          ------
Total Health Care...............................                      675,964,220            5.9%
                                                                 ----------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                             Shares            Value+         of Net Assets**
                                                             ------            ------         ---------------
Industrials -- (15.6%)
      AMERCO.............................................      343,691    $     93,181,504               0.8%
*     Avis Budget Group, Inc.............................    1,480,212          82,521,819               0.7%
#     Covanta Holding Corp...............................    2,570,277          56,726,013               0.5%
#*    Esterline Technologies Corp........................    1,145,345         134,131,353               1.2%
#     GATX Corp..........................................    1,763,892         111,830,753               1.0%
#*    JetBlue Airways Corp...............................   10,893,799         125,714,440               1.1%
      Other Securities...................................                    1,509,828,968              13.1%
                                                                          ----------------             ------
Total Industrials........................................                    2,113,934,850              18.4%
                                                                          ----------------             ------
Information Technology -- (12.6%)
*     Benchmark Electronics, Inc.........................    2,299,623          54,547,058               0.5%
*     CACI International, Inc. Class A...................      845,691          69,591,912               0.6%
#     Convergys Corp.....................................    3,909,664          78,857,923               0.7%
#*    Fairchild Semiconductor International, Inc.........    4,155,476          63,786,557               0.6%
*     International Rectifier Corp.......................    1,786,838          71,062,547               0.6%
*     Sanmina Corp.......................................    2,283,569          57,249,075               0.5%
#     SYNNEX Corp........................................    1,287,443          89,065,307               0.8%
*     Tech Data Corp.....................................    1,092,101          65,220,272               0.6%
*     TriQuint Semiconductor, Inc........................    3,614,088          78,172,723               0.7%
#     Vishay Intertechnology, Inc........................    4,997,422          67,515,171               0.6%
      Other Securities...................................                    1,006,245,740               8.6%
                                                                          ----------------             ------
Total Information Technology.............................                    1,701,314,285              14.8%
                                                                          ----------------             ------
Materials -- (5.4%)
*     Century Aluminum Co................................    2,669,590          78,165,595               0.7%
*     Graphic Packaging Holding Co.......................    5,789,957          70,232,178               0.6%
#*    Louisiana-Pacific Corp.............................    5,449,807          79,567,182               0.7%
      Other Securities...................................                      499,052,510               4.3%
                                                                          ----------------             ------
Total Materials..........................................                      727,017,465               6.3%
                                                                          ----------------             ------
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                        6,698,817               0.1%
                                                                          ----------------             ------
Telecommunication Services -- (0.3%).....................
      Other Securities...................................                       45,160,722               0.4%
                                                                          ----------------             ------
Utilities -- (0.1%)
      Other Securities...................................                       14,950,957               0.1%
                                                                          ----------------             ------
TOTAL COMMON STOCKS......................................                   11,463,568,696              99.6%
                                                                          ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                        2,469,350               0.0%
                                                                          ----------------             ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%.   60,521,987          60,521,987               0.5%
                                                                          ----------------             ------
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund.....................  173,376,578       2,005,967,006              17.4%
                                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,254,873,984)...............................                   $ 13,532,527,039             117.5%
                                                                          ================             ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,699,657,064             --   --    $ 1,699,657,064
  Consumer Staples..............     359,263,209             --   --        359,263,209
  Energy........................   1,120,791,790             --   --      1,120,791,790
  Financials....................   2,998,605,317 $      210,000   --      2,998,815,317
  Health Care...................     675,878,642         85,578   --        675,964,220
  Industrials...................   2,113,925,345          9,505   --      2,113,934,850
  Information Technology........   1,701,314,285             --   --      1,701,314,285
  Materials.....................     727,017,465             --   --        727,017,465
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       6,698,817             --   --          6,698,817
  Telecommunication Services....      45,160,722             --   --         45,160,722
  Utilities.....................      14,950,957             --   --         14,950,957
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --      2,469,350   --          2,469,350
Temporary Cash Investments......      60,521,987             --   --         60,521,987
Securities Lending Collateral...              --  2,005,967,006   --      2,005,967,006
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,523,785,600 $2,008,741,439   --    $13,532,527,039
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                             Percentage
                                          Shares            Value+         of Net Assets**
                                          ------            ------         ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*   Amazon.com, Inc...................      149,526    $     45,674,212               0.4%
    Comcast Corp. Class A.............      974,084          53,915,549               0.5%
    Home Depot, Inc. (The)............      626,547          61,100,863               0.6%
    McDonald's Corp...................      454,169          42,569,260               0.4%
    Walt Disney Co. (The).............      510,608          46,659,359               0.4%
    Other Securities..................                    1,347,531,566              12.5%
                                                       ----------------             ------
Total Consumer Discretionary..........                    1,597,450,809              14.8%
                                                       ----------------             ------
Consumer Staples -- (6.8%)
    Altria Group, Inc.................      906,345          43,812,717               0.4%
    Coca-Cola Co. (The)...............    1,535,652          64,313,106               0.6%
    CVS Health Corp...................      420,555          36,087,825               0.3%
    PepsiCo, Inc......................      703,432          67,649,055               0.6%
    Philip Morris International, Inc..      477,515          42,503,610               0.4%
    Procter & Gamble Co. (The)........      655,390          57,195,885               0.5%
    Wal-Mart Stores, Inc..............      707,960          53,996,109               0.5%
    Other Securities..................                      453,293,802               4.3%
                                                       ----------------             ------
Total Consumer Staples................                      818,852,109               7.6%
                                                       ----------------             ------
Energy -- (8.4%)
    Chevron Corp......................      731,435          87,735,628               0.8%
    ConocoPhillips....................      562,318          40,571,244               0.4%
    EOG Resources, Inc................      365,806          34,769,860               0.3%
    Exxon Mobil Corp..................    1,900,383         183,786,040               1.7%
    Occidental Petroleum Corp.........      424,457          37,746,961               0.4%
    Schlumberger, Ltd.................      396,427          39,111,488               0.4%
    Other Securities..................                      586,689,198               5.4%
                                                       ----------------             ------
Total Energy..........................                    1,010,410,419               9.4%
                                                       ----------------             ------
Financials -- (13.3%)
    American Express Co...............      440,616          39,633,409               0.4%
    Bank of America Corp..............    3,795,646          65,133,285               0.6%
*   Berkshire Hathaway, Inc. Class B..      582,608          81,658,337               0.8%
    Citigroup, Inc....................    1,092,668          58,490,518               0.6%
    JPMorgan Chase & Co...............    1,455,716          88,041,704               0.8%
    Wells Fargo & Co..................    1,814,636          96,339,025               0.9%
    Other Securities..................                    1,163,708,954              10.7%
                                                       ----------------             ------
Total Financials......................                    1,593,005,232              14.8%
                                                       ----------------             ------
Health Care -- (10.4%)
    AbbVie, Inc.......................      728,519          46,231,816               0.4%
    Amgen, Inc........................      236,350          38,331,243               0.4%
*   Celgene Corp......................      360,073          38,560,218               0.4%
*   Gilead Sciences, Inc..............      697,050          78,069,600               0.7%
    Johnson & Johnson.................      877,748          94,603,679               0.9%
    Merck & Co., Inc..................      855,685          49,578,389               0.5%
    Pfizer, Inc.......................    2,180,998          65,320,890               0.6%
    UnitedHealth Group, Inc...........      363,224          34,509,912               0.3%
    Other Securities..................                      806,029,516               7.4%
                                                       ----------------             ------
Total Health Care.....................                    1,251,235,263              11.6%
                                                       ----------------             ------
Industrials -- (12.0%)
    3M Co.............................      282,916          43,503,993               0.4%
    Boeing Co. (The)..................      316,118          39,486,299               0.4%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                             Shares            Value+         of Net Assets**
                                                             ------            ------         ---------------
Industrials -- (Continued)
      General Electric Co................................    2,771,119    $     71,522,581               0.7%
      Union Pacific Corp.................................      440,988          51,353,053               0.5%
      Other Securities...................................                    1,231,261,767              11.3%
                                                                          ----------------             ------
Total Industrials........................................                    1,437,127,693              13.3%
                                                                          ----------------             ------
Information Technology -- (15.9%)
      Apple, Inc.........................................    2,331,646         251,817,768               2.4%
      Cisco Systems, Inc.................................    1,778,262          43,514,071               0.4%
*     Facebook, Inc. Class A.............................      614,053          46,047,834               0.4%
*     Google, Inc. Class A...............................       68,974          39,168,265               0.4%
*     Google, Inc. Class C...............................       68,974          38,561,984               0.4%
      Hewlett-Packard Co.................................    1,245,191          44,677,453               0.4%
      Intel Corp.........................................    2,321,362          78,949,522               0.7%
      International Business Machines Corp...............      434,334          71,404,510               0.7%
      MasterCard, Inc. Class A...........................      457,872          38,346,780               0.4%
      Microsoft Corp.....................................    2,983,192         140,060,864               1.3%
      Oracle Corp........................................    1,380,511          53,908,955               0.5%
      Visa, Inc. Class A.................................      152,055          36,710,639               0.4%
      Other Securities...................................                    1,028,619,370               9.3%
                                                                          ----------------             ------
Total Information Technology.............................                    1,911,788,015              17.7%
                                                                          ----------------             ------
Materials -- (4.5%)
      Other Securities...................................                      532,177,083               4.9%
                                                                          ----------------             ------
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                          264,041               0.0%
                                                                          ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................    3,470,117         120,898,876               1.1%
      Verizon Communications, Inc........................    1,937,013          97,334,903               0.9%
      Other Securities...................................                       66,541,900               0.7%
                                                                          ----------------             ------
Total Telecommunication Services.........................                      284,775,679               2.7%
                                                                          ----------------             ------
Utilities -- (2.6%)
      Other Securities...................................                      309,329,353               2.9%
                                                                          ----------------             ------
TOTAL COMMON STOCKS......................................                   10,746,415,696              99.7%
                                                                          ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                               --               0.0%
                                                                          ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                          145,379               0.0%
                                                                          ----------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.   68,557,782          68,557,782               0.6%
                                                                          ----------------             ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund.....................  102,239,059       1,182,905,915              11.0%
                                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $8,664,802,325)..............................                 $ 11,998,024,772             111.3%
                                                                          ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,597,450,809             --   --    $ 1,597,450,809
  Consumer Staples..............     818,852,109             --   --        818,852,109
  Energy........................   1,010,410,419             --   --      1,010,410,419
  Financials....................   1,592,998,317 $        6,915   --      1,593,005,232
  Health Care...................   1,251,174,357         60,906   --      1,251,235,263
  Industrials...................   1,437,127,437            256   --      1,437,127,693
  Information Technology........   1,911,788,015             --   --      1,911,788,015
  Materials.....................     532,177,083             --   --        532,177,083
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         264,041             --   --            264,041
  Telecommunication Services....     284,775,679             --   --        284,775,679
  Utilities.....................     309,329,353             --   --        309,329,353
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        145,379   --            145,379
Temporary Cash Investments......      68,557,782             --   --         68,557,782
Securities Lending Collateral...              --  1,182,905,915   --      1,182,905,915
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,814,905,401 $1,183,119,371   --    $11,998,024,772
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                Percentage
                                             Shares            Value+         of Net Assets**
                                             ------            ------         ---------------
COMMON STOCKS -- (88.6%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A................    1,577,147    $     87,295,086               0.7%
    Ford Motor Co........................    2,440,086          34,380,812               0.3%
    Time Warner, Inc.....................      517,992          41,164,824               0.3%
    Walt Disney Co. (The)................      830,524          75,893,283               0.6%
    Other Securities.....................                    1,601,655,653              12.3%
                                                          ----------------             ------
Total Consumer Discretionary.............                    1,840,389,658              14.2%
                                                          ----------------             ------
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The)..................      863,072          36,145,455               0.3%
    CVS Health Corp......................      680,040          58,354,232               0.5%
    Mondelez International, Inc. Class A.      938,871          33,104,591               0.3%
    PepsiCo, Inc.........................      395,385          38,024,175               0.3%
    Procter & Gamble Co. (The)...........      646,219          56,395,532               0.4%
    Wal-Mart Stores, Inc.................      773,229          58,974,176               0.5%
    Other Securities.....................                      503,989,119               3.8%
                                                          ----------------             ------
Total Consumer Staples...................                      784,987,280               6.1%
                                                          ----------------             ------
Energy -- (9.8%)
    Anadarko Petroleum Corp..............      422,817          38,806,144               0.3%
    Chevron Corp.........................    1,126,532         135,127,513               1.1%
    ConocoPhillips.......................      925,168          66,750,871               0.5%
    EOG Resources, Inc...................      548,973          52,179,884               0.4%
    Exxon Mobil Corp.....................    3,041,760         294,168,610               2.3%
    Occidental Petroleum Corp............      592,054          52,651,362               0.4%
    Schlumberger, Ltd....................      403,889          39,847,689               0.3%
    Other Securities.....................                      751,831,712               5.8%
                                                          ----------------             ------
Total Energy.............................                    1,431,363,785              11.1%
                                                          ----------------             ------
Financials -- (15.1%)
    American International Group, Inc....      789,495          42,293,247               0.3%
    Bank of America Corp.................    4,303,562          73,849,124               0.6%
*   Berkshire Hathaway, Inc. Class B.....      311,601          43,673,996               0.3%
    Citigroup, Inc.......................    1,297,954          69,479,478               0.5%
    Goldman Sachs Group, Inc. (The)......      185,924          35,323,701               0.3%
    JPMorgan Chase & Co..................    1,554,077          93,990,577               0.7%
    U.S. Bancorp.........................    1,031,884          43,958,258               0.4%
    Wells Fargo & Co.....................    2,946,809         156,446,090               1.2%
    Other Securities.....................                    1,627,776,216              12.6%
                                                          ----------------             ------
Total Financials.........................                    2,186,790,687              16.9%
                                                          ----------------             ------
Health Care -- (9.7%)
*   Actavis P.L.C........................      166,039          40,304,307               0.3%
    Amgen, Inc...........................      233,507          37,870,165               0.3%
*   Express Scripts Holding Co...........      462,397          35,521,338               0.3%
*   Gilead Sciences, Inc.................      289,862          32,464,544               0.3%
    Johnson & Johnson....................      765,223          82,475,735               0.6%
    Merck & Co., Inc.....................    1,331,605          77,153,194               0.6%
    Pfizer, Inc..........................    3,831,803         114,762,500               0.9%
    UnitedHealth Group, Inc..............      576,403          54,764,049               0.4%
    Other Securities.....................                      927,852,529               7.2%
                                                          ----------------             ------
Total Health Care........................                    1,403,168,361              10.9%
                                                          ----------------             ------
Industrials -- (12.7%)
    FedEx Corp...........................      214,708          35,942,119               0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                             Percentage
                                                             Shares         Value+         of Net Assets**
                                                             ------         ------         ---------------
Industrials -- (Continued)
      General Electric Co................................    4,061,967 $    104,839,368               0.8%
      Union Pacific Corp.................................      582,662       67,850,990               0.5%
      Other Securities...................................                 1,641,438,599              12.7%
                                                                       ----------------             ------
Total Industrials........................................                 1,850,071,076              14.3%
                                                                       ----------------             ------
Information Technology -- (14.2%)
      Apple, Inc.........................................    2,232,888      241,151,904               1.9%
      Cisco Systems, Inc.................................    3,101,253       75,887,661               0.6%
      EMC Corp...........................................    1,136,231       32,643,917               0.3%
      Hewlett-Packard Co.................................    1,806,885       64,831,034               0.5%
      Intel Corp.........................................    3,577,014      121,654,246               1.0%
      International Business Machines Corp...............      186,013       30,580,537               0.2%
*     Micron Technology, Inc.............................    1,086,356       35,947,520               0.3%
      Microsoft Corp.....................................    1,737,915       81,595,109               0.6%
      Oracle Corp........................................    1,022,019       39,909,842               0.3%
      QUALCOMM, Inc......................................      393,081       30,860,789               0.3%
      Visa, Inc. Class A.................................      136,797       33,026,900               0.3%
      Other Securities...................................                 1,276,645,797               9.7%
                                                                       ----------------             ------
Total Information Technology.............................                 2,064,735,256              16.0%
                                                                       ----------------             ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................      754,020       37,248,588               0.3%
      Other Securities...................................                   640,874,719               5.0%
                                                                       ----------------             ------
Total Materials..........................................                   678,123,307               5.3%
                                                                       ----------------             ------
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                       ----------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                       593,324               0.0%
                                                                       ----------------             ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................    5,301,166      184,692,623               1.4%
      Verizon Communications, Inc........................    1,840,744       92,497,386               0.7%
      Other Securities...................................                    86,537,531               0.7%
                                                                       ----------------             ------
Total Telecommunication Services.........................                   363,727,540               2.8%
                                                                       ----------------             ------
Utilities -- (1.8%)
      Other Securities...................................                   259,558,443               2.0%
                                                                       ----------------             ------
TOTAL COMMON STOCKS......................................                12,863,508,717              99.6%
                                                                       ----------------             ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                       ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                       252,082               0.0%
                                                                       ----------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.   94,206,014       94,206,014               0.7%
                                                                       ----------------             ------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund.....................  135,602,661    1,568,922,783              12.1%
                                                                       ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $10,169,853,055).............................              $ 14,526,889,596             112.4%
                                                                       ================             ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,840,389,658             --   --    $ 1,840,389,658
  Consumer Staples..............     784,987,280             --   --        784,987,280
  Energy........................   1,431,363,785             --   --      1,431,363,785
  Financials....................   2,186,774,436 $       16,251   --      2,186,790,687
  Health Care...................   1,403,030,086        138,275   --      1,403,168,361
  Industrials...................   1,850,070,433            643   --      1,850,071,076
  Information Technology........   2,064,735,256             --   --      2,064,735,256
  Materials.....................     678,123,307             --   --        678,123,307
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         593,324             --   --            593,324
  Telecommunication Services....     363,727,540             --   --        363,727,540
  Utilities.....................     259,558,443             --   --        259,558,443
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        252,082   --            252,082
Temporary Cash Investments......      94,206,014             --   --         94,206,014
Securities Lending Collateral...              --  1,568,922,783   --      1,568,922,783
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,957,559,562 $1,569,330,034   --    $14,526,889,596
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                    Percentage
                                                     Shares           Value+      of Net Assets**
                                                     ------           ------      ---------------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A.........................     376,209    $    20,823,168            0.6%
    Royal Caribbean Cruises, Ltd..................     124,720          8,477,218            0.3%
    Time Warner, Inc..............................      97,900          7,780,113            0.2%
    Walt Disney Co. (The).........................     118,253         10,805,959            0.3%
    Other Securities..............................                    441,023,946           12.6%
                                                                  ---------------          ------
Total Consumer Discretionary......................                    488,910,404           14.0%
                                                                  ---------------          ------
Consumer Staples -- (3.8%)
    CVS Health Corp...............................     113,204          9,714,035            0.3%
    Mondelez International, Inc. Class A..........     196,387          6,924,606            0.2%
    Procter & Gamble Co. (The)....................     105,525          9,209,167            0.3%
    Wal-Mart Stores, Inc..........................     102,008          7,780,150            0.2%
    Other Securities..............................                    119,884,682            3.4%
                                                                  ---------------          ------
Total Consumer Staples............................                    153,512,640            4.4%
                                                                  ---------------          ------
Energy -- (9.6%)
    Anadarko Petroleum Corp.......................      78,236          7,180,500            0.2%
    Chesapeake Energy Corp........................     444,198          9,852,312            0.3%
    Chevron Corp..................................     304,598         36,536,530            1.1%
    ConocoPhillips................................     228,045         16,453,447            0.5%
    Exxon Mobil Corp..............................     436,562         42,219,911            1.2%
    Marathon Oil Corp.............................     194,277          6,877,406            0.2%
    Occidental Petroleum Corp.....................     145,981         12,982,090            0.4%
    Tesoro Corp...................................     131,157          9,365,921            0.3%
    Other Securities..............................                    246,404,013            6.9%
                                                                  ---------------          ------
Total Energy......................................                    387,872,130           11.1%
                                                                  ---------------          ------
Financials -- (20.3%)
    American Financial Group, Inc.................     113,571          6,794,953            0.2%
    American International Group, Inc.............     128,798          6,899,709            0.2%
    Bank of America Corp..........................   1,204,998         20,677,766            0.6%
    Citigroup, Inc................................     374,753         20,060,528            0.6%
    Fifth Third Bancorp...........................     469,063          9,376,569            0.3%
    Goldman Sachs Group, Inc. (The)...............      52,050          9,888,979            0.3%
    Hartford Financial Services Group, Inc. (The).     257,997         10,211,521            0.3%
    JPMorgan Chase & Co...........................     438,800         26,538,624            0.8%
#   M&T Bank Corp.................................      59,225          7,236,110            0.2%
    Principal Financial Group, Inc................     157,281          8,236,806            0.2%
    Wells Fargo & Co..............................     479,911         25,478,475            0.7%
    Other Securities..............................                    666,128,875           18.9%
                                                                  ---------------          ------
Total Financials..................................                    817,528,915           23.3%
                                                                  ---------------          ------
Health Care -- (7.1%)
*   Community Health Systems, Inc.................     139,365          7,660,894            0.2%
    Johnson & Johnson.............................      90,092          9,710,116            0.3%
    Merck & Co., Inc..............................     149,737          8,675,762            0.3%
    Pfizer, Inc...................................     459,005         13,747,200            0.4%
    UnitedHealth Group, Inc.......................      73,101          6,945,326            0.2%
    Other Securities..............................                    237,840,156            6.7%
                                                                  ---------------          ------
Total Health Care.................................                    284,579,454            8.1%
                                                                  ---------------          ------
Industrials -- (12.8%)
*   Avis Budget Group, Inc........................     124,765          6,955,649            0.2%
    CSX Corp......................................     254,141          9,055,044            0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                             Percentage
                                                            Shares           Value+        of Net Assets**
                                                            ------           ------        ---------------
Industrials -- (Continued)
      General Electric Co................................     600,239    $   15,492,169               0.5%
      Ryder System, Inc..................................      84,178         7,447,228               0.2%
      Southwest Airlines Co..............................     457,205        15,764,428               0.5%
      Union Pacific Corp.................................      76,102         8,862,078               0.3%
      Other Securities...................................                   450,368,535              12.7%
                                                                         --------------             ------
Total Industrials........................................                   513,945,131              14.7%
                                                                         --------------             ------
Information Technology -- (12.0%)
      Apple, Inc.........................................     308,343        33,301,044               1.0%
      Cisco Systems, Inc.................................     296,995         7,267,468               0.2%
      Hewlett-Packard Co.................................     265,841         9,538,375               0.3%
      Intel Corp.........................................     534,019        18,161,986               0.5%
*     Micron Technology, Inc.............................     569,578        18,847,336               0.6%
      Visa, Inc. Class A.................................      29,003         7,002,194               0.2%
      Xerox Corp.........................................     731,469         9,713,908               0.3%
      Other Securities...................................                   379,126,950              10.7%
                                                                         --------------             ------
Total Information Technology.............................                   482,959,261              13.8%
                                                                         --------------             ------
Materials -- (5.3%)
      Alcoa, Inc.........................................     555,703         9,313,582               0.3%
      Other Securities...................................                   203,498,776               5.8%
                                                                         --------------             ------
Total Materials..........................................                   212,812,358               6.1%
                                                                         --------------             ------
Other -- (0.0%)
      Other Securities...................................                            --               0.0%
                                                                         --------------             ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                       331,286               0.0%
                                                                         --------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................   1,356,088        47,246,106               1.4%
#     Frontier Communications Corp.......................   1,416,600         9,264,564               0.3%
      Verizon Communications, Inc........................     259,639        13,046,860               0.4%
      Other Securities...................................                    25,696,436               0.6%
                                                                         --------------             ------
Total Telecommunication Services.........................                    95,253,966               2.7%
                                                                         --------------             ------
Utilities -- (1.1%)
      UGI Corp...........................................     220,072         8,294,514               0.3%
      Other Securities...................................                    37,638,733               1.0%
                                                                         --------------             ------
Total Utilities..........................................                    45,933,247               1.3%
                                                                         --------------             ------
TOTAL COMMON STOCKS......................................                 3,483,638,792              99.5%
                                                                         --------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                       106,905               0.0%
                                                                         --------------             ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%.  24,721,165        24,721,165               0.7%
                                                                         --------------             ------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.....................  44,982,839       520,451,452              14.9%
                                                                         --------------             ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,903,882,897)..............................                $4,028,918,314             115.1%
                                                                         ==============             ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  488,910,404           --   --    $  488,910,404
  Consumer Staples..............    153,512,640           --   --       153,512,640
  Energy........................    387,872,130           --   --       387,872,130
  Financials....................    817,520,648 $      8,267   --       817,528,915
  Health Care...................    284,498,197       81,257   --       284,579,454
  Industrials...................    513,944,646          485   --       513,945,131
  Information Technology........    482,959,261           --   --       482,959,261
  Materials.....................    212,812,358           --   --       212,812,358
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        331,286           --   --           331,286
  Telecommunication Services....     95,253,966           --   --        95,253,966
  Utilities.....................     45,933,247           --   --        45,933,247
Rights/Warrants.................             --      106,905   --           106,905
Temporary Cash Investments......     24,721,165           --   --        24,721,165
Securities Lending Collateral...             --  520,451,452   --       520,451,452
                                 -------------- ------------   --    --------------
TOTAL........................... $3,508,269,948 $520,648,366   --    $4,028,918,314
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.3%)
Consumer Discretionary -- (13.7%)
*   Bally Technologies, Inc........................   257,968 $   20,740,627            0.2%
    Brinker International, Inc.....................   379,132     20,336,640            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     24,202,916            0.3%
    CST Brands, Inc................................   532,474     20,367,130            0.2%
#*  Deckers Outdoor Corp...........................   257,054     22,481,943            0.3%
    DeVry Education Group, Inc.....................   412,952     19,991,006            0.2%
    Jack in the Box, Inc...........................   308,443     21,911,791            0.2%
#*  Office Depot, Inc.............................. 3,809,109     19,883,549            0.2%
    Vail Resorts, Inc..............................   245,102     21,167,009            0.2%
    Other Securities...............................            1,382,129,791           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,573,212,402           17.0%
                                                              --------------          ------
Consumer Staples -- (3.1%)
#   Casey's General Stores, Inc....................   251,413     20,583,182            0.2%
#*  TreeHouse Foods, Inc...........................   239,572     20,404,347            0.2%
    Other Securities...............................              317,916,909            3.5%
                                                              --------------          ------
Total Consumer Staples.............................              358,904,438            3.9%
                                                              --------------          ------
Energy -- (4.0%)
    SemGroup Corp. Class A.........................   263,275     20,206,356            0.2%
    Western Refining, Inc..........................   468,468     21,357,456            0.2%
    Other Securities...............................              410,824,870            4.5%
                                                              --------------          ------
Total Energy.......................................              452,388,682            4.9%
                                                              --------------          ------
Financials -- (14.0%)
    Hanover Insurance Group, Inc. (The)............   296,712     19,861,901            0.2%
    PacWest Bancorp................................   526,842     22,475,080            0.3%
    PRA Group, Inc.................................   343,533     21,728,462            0.2%
    Primerica, Inc.................................   389,301     19,912,746            0.2%
#   Webster Financial Corp.........................   636,653     19,952,705            0.2%
    Other Securities...............................            1,502,713,168           16.3%
                                                              --------------          ------
Total Financials...................................            1,606,644,062           17.4%
                                                              --------------          ------
Health Care -- (7.9%)
#*  Acadia Healthcare Co., Inc.....................   315,944     19,604,325            0.2%
#*  Akorn, Inc.....................................   616,939     27,484,632            0.3%
*   Charles River Laboratories International, Inc..   354,585     22,395,589            0.2%
*   Health Net, Inc................................   485,957     23,087,817            0.3%
#*  Myriad Genetics, Inc...........................   502,527     19,844,791            0.2%
#*  PAREXEL International Corp.....................   364,006     19,769,166            0.2%
    STERIS Corp....................................   354,414     21,902,785            0.2%
*   Team Health Holdings, Inc......................   313,378     19,598,660            0.2%
*   VCA, Inc.......................................   609,114     27,757,325            0.3%
    Other Securities...............................              709,508,725            7.7%
                                                              --------------          ------
Total Health Care..................................              910,953,815            9.8%
                                                              --------------          ------
Industrials -- (14.2%)
    AMERCO.........................................    73,355     19,888,008            0.2%
*   Avis Budget Group, Inc.........................   435,404     24,273,773            0.3%
#   Deluxe Corp....................................   349,991     21,279,453            0.2%
*   Esterline Technologies Corp....................   177,418     20,777,422            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     23,632,143            0.3%
#   Landstar System, Inc...........................   301,440     22,309,574            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc...............................     478,914 $    35,013,403            0.4%
      Other Securities...................................               1,465,256,854           15.9%
                                                                      ---------------          ------
Total Industrials........................................               1,632,430,630           17.7%
                                                                      ---------------          ------
Information Technology -- (15.1%)
      Belden, Inc........................................     276,789      19,704,609            0.2%
#*    Euronet Worldwide, Inc.............................     365,226      19,601,679            0.2%
#     Lexmark International, Inc. Class A................     459,716      19,841,343            0.2%
*     Manhattan Associates, Inc..........................     530,401      21,274,384            0.2%
      MAXIMUS, Inc.......................................     410,048      19,870,926            0.2%
#*    RF Micro Devices, Inc..............................   2,363,583      30,750,215            0.3%
#*    SunEdison, Inc.....................................   1,101,380      21,487,924            0.2%
*     TriQuint Semiconductor, Inc........................     972,167      21,027,972            0.2%
#*    Tyler Technologies, Inc............................     193,221      21,625,294            0.2%
*     Verint Systems, Inc................................     375,753      21,602,040            0.2%
*     Zebra Technologies Corp. Class A...................     299,973      22,123,009            0.2%
      Other Securities...................................               1,495,177,591           16.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,734,086,986           18.7%
                                                                      ---------------          ------
Materials -- (4.6%)
*     KapStone Paper and Packaging Corp..................     691,634      21,274,662            0.2%
      PolyOne Corp.......................................     529,913      19,612,080            0.2%
      Sensient Technologies Corp.........................     344,921      20,412,425            0.2%
      Other Securities...................................                 463,837,105            5.1%
                                                                      ---------------          ------
Total Materials..........................................                 525,136,272            5.7%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                   6,833,308            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                  66,162,824            0.7%
                                                                      ---------------          ------
Utilities -- (3.0%)
#     IDACORP, Inc.......................................     340,628      21,537,908            0.2%
#     Portland General Electric Co.......................     536,212      19,523,479            0.2%
      Other Securities...................................                 300,094,187            3.3%
                                                                      ---------------          ------
Total Utilities..........................................                 341,155,574            3.7%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,207,908,993           99.6%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     649,334            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%.  60,668,500      60,668,500            0.7%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (19.2%)
(S)@  DFA Short Term Investment Fund..................... 189,974,372   2,198,003,488           23.7%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,932,593,064)................................               $11,467,230,315          124.0%
                                                                      ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,573,212,400 $            2   --    $ 1,573,212,402
  Consumer Staples..............    358,904,438             --   --        358,904,438
  Energy........................    452,346,657         42,025   --        452,388,682
  Financials....................  1,606,582,081         61,981   --      1,606,644,062
  Health Care...................    910,730,859        222,956   --        910,953,815
  Industrials...................  1,632,425,904          4,726   --      1,632,430,630
  Information Technology........  1,734,086,986             --   --      1,734,086,986
  Materials.....................    525,136,272             --   --        525,136,272
  Other.........................             --             --   --                 --
  Real Estate Investment Trusts.      6,833,308             --   --          6,833,308
  Telecommunication Services....     66,162,824             --   --         66,162,824
  Utilities.....................    341,155,574             --   --        341,155,574
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        649,334   --            649,334
Temporary Cash Investments......     60,668,500             --   --         60,668,500
Securities Lending Collateral...             --  2,198,003,488   --      2,198,003,488
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,268,245,803 $2,198,984,512   --    $11,467,230,315
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (15.5%)
*   American Axle & Manufacturing Holdings, Inc.. 680,737 $ 13,158,646            0.3%
*   Asbury Automotive Group, Inc................. 267,366   18,726,315            0.4%
*   Barnes & Noble, Inc.......................... 568,814   12,411,521            0.3%
*   Fiesta Restaurant Group, Inc................. 292,642   16,139,206            0.3%
    Finish Line, Inc. (The) Class A.............. 589,373   15,600,703            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   15,349,940            0.3%
#*  Gentherm, Inc................................ 334,287   13,939,768            0.3%
*   Grand Canyon Education, Inc.................. 367,324   17,594,820            0.4%
#*  Krispy Kreme Doughnuts, Inc.................. 695,719   13,163,003            0.3%
    La-Z-Boy, Inc................................ 590,026   13,487,994            0.3%
#   Nexstar Broadcasting Group, Inc. Class A..... 281,414   12,697,400            0.3%
#   Papa John's International, Inc............... 394,891   18,465,103            0.4%
#*  Pinnacle Entertainment, Inc.................. 540,950   13,864,549            0.3%
*   Skechers U.S.A., Inc. Class A................ 270,836   14,828,271            0.3%
#*  Sonic Corp................................... 668,078   16,842,246            0.3%
    Other Securities.............................          706,781,303           13.8%
                                                          ------------          ------
Total Consumer Discretionary.....................          933,050,788           18.6%
                                                          ------------          ------
Consumer Staples -- (3.3%)
    Andersons, Inc. (The)........................ 269,438   17,171,284            0.4%
#   Cal-Maine Foods, Inc......................... 193,250   16,965,417            0.3%
    J&J Snack Foods Corp......................... 159,784   16,462,545            0.3%
#*  Revlon, Inc. Class A......................... 378,632   12,987,078            0.3%
#*  USANA Health Sciences, Inc................... 141,615   16,141,278            0.3%
    Other Securities.............................          121,056,784            2.4%
                                                          ------------          ------
Total Consumer Staples...........................          200,784,386            4.0%
                                                          ------------          ------
Energy -- (3.7%)
#   EnLink Midstream LLC......................... 393,707   14,921,495            0.3%
    Other Securities.............................          207,038,617            4.1%
                                                          ------------          ------
Total Energy.....................................          221,960,112            4.4%
                                                          ------------          ------
Financials -- (14.6%)
#*  Encore Capital Group, Inc.................... 304,239   13,845,917            0.3%
#   FBL Financial Group, Inc. Class A............ 271,426   13,457,301            0.3%
    Horace Mann Educators Corp................... 426,348   12,965,243            0.3%
    Interactive Brokers Group, Inc. Class A...... 531,116   13,713,415            0.3%
*   Western Alliance Bancorp..................... 615,654   16,388,709            0.3%
    Other Securities.............................          809,367,891           16.0%
                                                          ------------          ------
Total Financials.................................          879,738,476           17.5%
                                                          ------------          ------
Health Care -- (8.4%)
*   Amsurg Corp.................................. 250,349   13,521,349            0.3%
    Cantel Medical Corp.......................... 297,616   12,618,918            0.3%
*   Greatbatch, Inc.............................. 248,195   12,456,907            0.3%
*   NuVasive, Inc................................ 346,328   14,164,815            0.3%
*   Prestige Brands Holdings, Inc................ 348,415   12,340,859            0.3%
    Other Securities.............................          439,265,444            8.5%
                                                          ------------          ------
Total Health Care................................          504,368,292           10.0%
                                                          ------------          ------
Industrials -- (15.6%)
#   Apogee Enterprises, Inc...................... 317,666   13,945,537            0.3%
#*  EnPro Industries, Inc........................ 210,828   13,604,731            0.3%
#   Greenbrier Cos., Inc. (The).................. 233,628   14,611,095            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      H&E Equipment Services, Inc........................    339,346 $   12,688,147            0.3%
*     Huron Consulting Group, Inc........................    179,182     12,472,859            0.3%
      Mueller Water Products, Inc. Class A...............  1,527,697     15,078,369            0.3%
      Other Securities...................................               858,642,440           16.9%
                                                                     --------------          ------
Total Industrials........................................               941,043,178           18.7%
                                                                     --------------          ------
Information Technology -- (14.9%)
#*    Electronics for Imaging, Inc.......................    305,091     13,948,761            0.3%
#     Heartland Payment Systems, Inc.....................    346,861     17,915,371            0.4%
*     Integrated Device Technology, Inc..................  1,015,649     16,666,800            0.3%
*     Manhattan Associates, Inc..........................    380,234     15,251,186            0.3%
      Methode Electronics, Inc...........................    463,289     18,244,321            0.4%
#*    SunEdison, Inc.....................................  1,009,218     19,689,843            0.4%
      Tessera Technologies, Inc..........................    421,657     12,814,156            0.3%
*     TriQuint Semiconductor, Inc........................    757,922     16,393,853            0.3%
#*    Unisys Corp........................................    544,766     13,967,800            0.3%
      Other Securities...................................               751,678,217           14.8%
                                                                     --------------          ------
Total Information Technology.............................               896,570,308           17.8%
                                                                     --------------          ------
Materials -- (4.6%)
*     Century Aluminum Co................................    535,169     15,669,748            0.3%
*     Clearwater Paper Corp..............................    193,931     12,479,460            0.3%
      Other Securities...................................               249,382,985            4.9%
                                                                     --------------          ------
Total Materials..........................................               277,532,193            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 2,396,667            0.1%
                                                                     --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities...................................                63,026,319            1.3%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    369,652     13,226,148            0.3%
#     MGE Energy, Inc....................................    294,935     13,115,759            0.3%
      Other Securities...................................                62,966,045            1.2%
                                                                     --------------          ------
Total Utilities..........................................                89,307,952            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,009,778,671           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   269,653            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.077%. 16,819,521     16,819,521            0.3%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (16.6%)
(S)@  DFA Short Term Investment Fund..................... 86,521,072  1,001,048,800           19.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,367,248,025)................................              $6,027,916,645          119.9%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  933,050,787 $            1   --    $  933,050,788
  Consumer Staples..............    200,784,386             --   --       200,784,386
  Energy........................    221,805,032        155,080   --       221,960,112
  Financials....................    879,666,150         72,326   --       879,738,476
  Health Care...................    504,182,595        185,697   --       504,368,292
  Industrials...................    941,039,023          4,155   --       941,043,178
  Information Technology........    896,570,308             --   --       896,570,308
  Materials.....................    277,532,193             --   --       277,532,193
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.      2,396,667             --   --         2,396,667
  Telecommunication Services....     63,026,319             --   --        63,026,319
  Utilities.....................     89,307,952             --   --        89,307,952
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        269,653   --           269,653
Temporary Cash Investments......     16,819,521             --   --        16,819,521
Securities Lending Collateral...             --  1,001,048,800   --     1,001,048,800
                                 -------------- --------------   --    --------------
TOTAL........................... $5,026,180,933 $1,001,735,712   --    $6,027,916,645
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.0%)
Real Estate Investment Trusts -- (90.0%)
    Alexandria Real Estate Equities, Inc..........   791,699 $   65,711,017            1.0%
#   American Campus Communities, Inc.............. 1,153,808     45,310,040            0.7%
#   American Realty Capital Properties, Inc....... 5,321,381     47,200,649            0.7%
    Apartment Investment & Management Co. Class A. 1,624,363     58,135,952            0.9%
#   AvalonBay Communities, Inc.................... 1,431,583    223,097,895            3.4%
#   BioMed Realty Trust, Inc...................... 2,139,472     46,469,332            0.7%
    Boston Properties, Inc........................ 1,673,636    212,133,363            3.2%
    Camden Property Trust.........................   947,053     72,610,554            1.1%
#   CBL & Associates Properties, Inc.............. 1,839,671     35,192,906            0.5%
    CubeSmart..................................... 1,589,488     33,458,722            0.5%
#   DDR Corp...................................... 3,339,854     60,584,952            0.9%
#   Digital Realty Trust, Inc..................... 1,494,005    103,071,405            1.6%
    Douglas Emmett, Inc........................... 1,494,511     42,040,594            0.6%
    Duke Realty Corp.............................. 3,643,400     69,078,864            1.0%
#   EPR Properties................................   597,214     33,503,705            0.5%
    Equity Lifestyle Properties, Inc..............   859,740     42,213,234            0.6%
#   Equity Residential............................ 3,771,256    262,328,567            4.0%
#   Essex Property Trust, Inc.....................   685,289    138,263,909            2.1%
#   Extra Space Storage, Inc...................... 1,217,347     70,800,902            1.1%
#   Federal Realty Investment Trust...............   728,119     95,966,084            1.5%
    General Growth Properties, Inc................ 5,802,509    150,343,008            2.3%
    HCP, Inc...................................... 5,063,898    222,659,595            3.4%
    Health Care REIT, Inc......................... 3,459,746    246,022,538            3.7%
#   Highwoods Properties, Inc.....................   997,646     42,769,084            0.6%
#   Home Properties, Inc..........................   621,337     39,958,182            0.6%
    Hospitality Properties Trust.................. 1,637,839     48,496,413            0.7%
    Host Hotels & Resorts, Inc.................... 8,279,024    192,984,049            2.9%
#   Kilroy Realty Corp............................   911,462     61,742,436            0.9%
#   Kimco Realty Corp............................. 4,516,480    112,686,176            1.7%
#   LaSalle Hotel Properties...................... 1,141,367     44,753,000            0.7%
    Liberty Property Trust........................ 1,633,481     56,796,134            0.9%
#   Macerich Co. (The)............................ 1,539,214    108,514,587            1.6%
#   Mid-America Apartment Communities, Inc........   819,830     57,929,188            0.9%
#   National Retail Properties, Inc............... 1,384,837     52,789,986            0.8%
#   Omega Healthcare Investors, Inc............... 1,382,991     52,774,937            0.8%
    Prologis, Inc................................. 5,512,059    229,577,257            3.5%
    Public Storage................................ 1,571,862    289,757,041            4.4%
#   Realty Income Corp............................ 2,420,743    111,426,800            1.7%
#   Regency Centers Corp.......................... 1,007,704     61,167,633            0.9%
    RLJ Lodging Trust............................. 1,128,833     36,370,999            0.5%
#   Senior Housing Properties Trust............... 2,260,850     51,072,602            0.8%
    Simon Property Group, Inc..................... 3,371,761    604,253,289            9.1%
#   SL Green Realty Corp.......................... 1,058,736    122,495,755            1.9%
    Sunstone Hotel Investors, Inc................. 2,212,797     33,877,922            0.5%
    Tanger Factory Outlet Centers, Inc............ 1,069,184     38,244,712            0.6%
    Taubman Centers, Inc..........................   695,179     52,868,363            0.8%
#   UDR, Inc...................................... 2,771,443     83,780,722            1.3%
#   Ventas, Inc................................... 3,262,593    223,520,246            3.4%
    Vornado Realty Trust.......................... 1,850,466    202,589,018            3.1%
#   Weingarten Realty Investors................... 1,269,483     46,018,759            0.7%
    Other Securities..............................            1,148,616,643           17.4%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,584,029,720           99.7%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 27,425,306 $   27,425,306            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 60,664,727    701,890,889           10.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,122,699,751)................................              $7,313,345,915          110.7%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,584,029,720           --   --    $6,584,029,720
Temporary Cash Investments......     27,425,306           --   --        27,425,306
Securities Lending Collateral...             -- $701,890,889   --       701,890,889
                                 -------------- ------------   --    --------------
TOTAL........................... $6,611,455,026 $701,890,889   --    $7,313,345,915
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (6.6%)
    Australia & New Zealand Banking Group, Ltd.. 526,856 $ 15,589,969            0.5%
    BHP Billiton, Ltd........................... 571,441   17,095,701            0.6%
    Commonwealth Bank of Australia.............. 314,221   22,344,073            0.7%
    National Australia Bank, Ltd................ 454,011   14,045,173            0.5%
#   Westpac Banking Corp........................ 453,022   13,905,175            0.5%
    Other Securities............................          134,310,814            4.1%
                                                         ------------          ------
TOTAL AUSTRALIA.................................          217,290,905            6.9%
                                                         ------------          ------

AUSTRIA -- (0.2%)
    Other Securities............................            7,427,701            0.2%
                                                         ------------          ------

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 144,598   16,035,104            0.5%
    Other Securities............................           22,572,524            0.7%
                                                         ------------          ------
TOTAL BELGIUM...................................           38,607,628            1.2%
                                                         ------------          ------

CANADA -- (9.3%)
    Bank of Nova Scotia (The)................... 196,436   12,029,646            0.4%
    Canadian National Railway Co................ 152,460   10,748,832            0.4%
#   Royal Bank of Canada........................ 225,667   16,020,245            0.5%
    Suncor Energy, Inc.......................... 296,232   10,518,792            0.3%
#   Toronto-Dominion Bank (The)................. 301,119   14,820,169            0.5%
    Other Securities............................          242,622,337            7.7%
                                                         ------------          ------
TOTAL CANADA....................................          306,760,021            9.8%
                                                         ------------          ------

CHINA -- (0.0%)
    Other Securities............................                3,494            0.0%
                                                         ------------          ------

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 330,597   14,943,883            0.5%
    Other Securities............................           34,075,141            1.1%
                                                         ------------          ------
TOTAL DENMARK...................................           49,019,024            1.6%
                                                         ------------          ------

FINLAND -- (0.9%)
    Other Securities............................           29,928,767            1.0%
                                                         ------------          ------

FRANCE -- (8.1%)
    BNP Paribas SA.............................. 203,287   12,774,973            0.4%
    GDF Suez.................................... 405,920    9,855,705            0.3%
    Sanofi...................................... 182,023   16,516,773            0.5%
    Total SA.................................... 344,554   20,570,996            0.7%
    Total SA Sponsored ADR...................... 157,489    9,432,016            0.3%
    Other Securities............................          197,427,518            6.3%
                                                         ------------          ------
TOTAL FRANCE....................................          266,577,981            8.5%
                                                         ------------          ------

GERMANY -- (6.9%)
    Allianz SE..................................  62,165    9,885,610            0.3%
    BASF SE..................................... 181,171   16,008,296            0.5%
    Bayer AG.................................... 148,280   21,207,267            0.7%
    Daimler AG.................................. 228,081   17,783,242            0.6%
    Deutsche Telekom AG......................... 651,915    9,826,521            0.3%
    SAP SE...................................... 139,819    9,526,626            0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------

GERMANY -- (Continued)
    Siemens AG............................   130,441 $ 14,712,887            0.5%
    Other Securities......................            129,566,943            4.1%
                                                     ------------          ------
TOTAL GERMANY.............................            228,517,392            7.3%
                                                     ------------          ------

HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 2,277,800   12,711,091            0.4%
    Other Securities......................             79,404,008            2.5%
                                                     ------------          ------
TOTAL HONG KONG...........................             92,115,099            2.9%
                                                     ------------          ------

IRELAND -- (0.3%)
    Other Securities......................             10,902,224            0.4%
                                                     ------------          ------

ISRAEL -- (0.5%)
    Other Securities......................             16,449,184            0.5%
                                                     ------------          ------

ITALY -- (2.0%)
    Other Securities......................             64,765,328            2.1%
                                                     ------------          ------

JAPAN -- (18.6%)
    Softbank Corp.........................   209,500   15,251,477            0.5%
    Sumitomo Mitsui Financial Group, Inc..   286,140   11,669,620            0.4%
    Toyota Motor Corp.....................   378,600   22,783,080            0.7%
#   Toyota Motor Corp. Sponsored ADR......   105,729   12,830,214            0.4%
    Other Securities......................            553,051,651           17.7%
                                                     ------------          ------
TOTAL JAPAN...............................            615,586,042           19.7%
                                                     ------------          ------

NETHERLANDS -- (2.4%)
    Unilever NV...........................   266,779   10,339,940            0.3%
    Other Securities......................             68,414,087            2.2%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             78,754,027            2.5%
                                                     ------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities......................              3,501,854            0.1%
                                                     ------------          ------

NORWAY -- (0.8%)
    Other Securities......................             26,556,960            0.9%
                                                     ------------          ------

PORTUGAL -- (0.1%)
    Other Securities......................              4,838,531            0.2%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             45,340,958            1.5%
                                                     ------------          ------

SPAIN -- (2.9%)
    Banco Santander SA.................... 1,186,769   10,485,725            0.3%
    Other Securities......................             84,238,910            2.7%
                                                     ------------          ------
TOTAL SPAIN...............................             94,724,635            3.0%
                                                     ------------          ------

SWEDEN -- (2.7%)
    Other Securities......................             90,294,870            2.9%
                                                     ------------          ------

SWITZERLAND -- (7.7%)
    Nestle SA.............................   676,440   49,606,116            1.6%
    Novartis AG...........................   316,879   29,407,276            0.9%
    Roche Holding AG......................   154,264   45,523,518            1.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (Continued)
      UBS AG..................................    590,475 $   10,267,258            0.3%
      Other Securities........................               121,195,401            3.9%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               255,999,569            8.2%
                                                          --------------          ------

UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C.......................    135,231      9,878,401            0.3%
      BG Group P.L.C..........................    671,968     11,199,040            0.4%
      BP P.L.C. Sponsored ADR.................    574,678     24,975,506            0.8%
      British American Tobacco P.L.C..........    312,442     17,708,463            0.6%
      Diageo P.L.C. Sponsored ADR.............     84,093      9,920,451            0.3%
      GlaxoSmithKline P.L.C...................    551,788     12,478,114            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,438,278            0.4%
      HSBC Holdings P.L.C.....................  1,656,444     16,888,049            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     19,205,968            0.6%
*     Lloyds Banking Group P.L.C.............. 10,257,881     12,667,343            0.4%
      Reckitt Benckiser Group P.L.C...........    128,515     10,823,979            0.3%
      Royal Dutch Shell P.L.C. ADR(780259107).    236,955     17,693,430            0.6%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     15,420,994            0.5%
      SABMiller P.L.C.........................    165,893      9,383,398            0.3%
      Vodafone Group P.L.C. Sponsored ADR.....    316,816     10,524,640            0.3%
      Other Securities........................               357,097,125           11.4%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               567,303,179           18.1%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,111,265,373           99.5%
                                                          --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 1,582,057            0.1%
                                                          --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                    63,660            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                 1,645,717            0.1%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   100,270            0.0%
                                                          --------------          ------

GERMANY -- (0.0%)
      Other Securities........................                    12,601            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   226,054            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   338,925            0.0%
                                                          --------------          ------
                                                             Value+
                                                   -         ------             -

SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund.......... 16,325,035    188,880,651            6.0%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,750,017,138).....................              $3,302,130,666          105.6%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  8,253,899 $  209,037,006   --    $  217,290,905
  Austria.....................       36,240      7,391,461   --         7,427,701
  Belgium.....................    3,743,401     34,864,227   --        38,607,628
  Canada......................  306,760,021             --   --       306,760,021
  China.......................           --          3,494   --             3,494
  Denmark.....................    5,265,955     43,753,069   --        49,019,024
  Finland.....................    1,828,828     28,099,939   --        29,928,767
  France......................   14,281,625    252,296,356   --       266,577,981
  Germany.....................   20,097,451    208,419,941   --       228,517,392
  Hong Kong...................      942,735     91,172,364   --        92,115,099
  Ireland.....................    2,411,937      8,490,287   --        10,902,224
  Israel......................    9,386,887      7,062,297   --        16,449,184
  Italy.......................    5,549,475     59,215,853   --        64,765,328
  Japan.......................   41,929,430    573,656,612   --       615,586,042
  Netherlands.................   13,454,571     65,299,456   --        78,754,027
  New Zealand.................           --      3,501,854   --         3,501,854
  Norway......................    2,043,769     24,513,191   --        26,556,960
  Portugal....................       33,089      4,805,442   --         4,838,531
  Singapore...................           --     45,340,958   --        45,340,958
  Spain.......................   20,154,651     74,569,984   --        94,724,635
  Sweden......................      694,698     89,600,172   --        90,294,870
  Switzerland.................   18,961,389    237,038,180   --       255,999,569
  United Kingdom..............  179,901,050    387,402,129   --       567,303,179
Preferred Stocks
  Germany.....................           --      1,582,057   --         1,582,057
  United Kingdom..............           --         63,660   --            63,660
Rights/Warrants
  France......................           --        100,270   --           100,270
  Germany.....................           --         12,601   --            12,601
  Spain.......................           --        226,054   --           226,054
Securities Lending Collateral.           --    188,880,651   --       188,880,651
                               ------------ --------------   --    --------------
TOTAL......................... $655,731,101 $2,646,399,565   --    $3,302,130,666
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 1,174,816 $   34,763,475            0.3%
    BHP Billiton, Ltd........................... 1,834,078     54,869,794            0.5%
#   BHP Billiton, Ltd. Sponsored ADR............   530,936     31,558,836            0.3%
#   Commonwealth Bank of Australia..............   466,598     33,179,512            0.3%
    National Australia Bank, Ltd................ 1,331,618     41,194,608            0.4%
#   Westpac Banking Corp........................   980,394     30,092,469            0.3%
    Other Securities............................              600,034,640            4.6%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              825,693,334            6.7%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               54,090,008            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   322,414     35,753,896            0.3%
    Other Securities............................              143,017,571            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              178,771,467            1.5%
                                                           --------------            ----

CANADA -- (8.4%)
    Suncor Energy, Inc.(867224107)..............   812,323     28,869,959            0.3%
    Suncor Energy, Inc.(B3NB1P2)................   729,529     25,904,573            0.2%
#   Toronto-Dominion Bank (The).................   701,544     34,527,879            0.3%
    Other Securities............................            1,050,879,382            8.5%
                                                           --------------            ----
TOTAL CANADA....................................            1,140,181,793            9.3%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  423,278            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              185,872,965            1.5%
                                                           --------------            ----

FINLAND -- (1.4%)
#   Nokia Oyj................................... 3,385,926     28,292,441            0.2%
    Other Securities............................              160,415,860            1.3%
                                                           --------------            ----
TOTAL FINLAND...................................              188,708,301            1.5%
                                                           --------------            ----

FRANCE -- (6.8%)
    BNP Paribas SA..............................   431,572     27,120,869            0.2%
    GDF Suez.................................... 1,783,905     43,313,070            0.4%
    Orange SA................................... 2,068,708     32,934,599            0.3%
    Total SA.................................... 1,517,702     90,611,752            0.7%
#   Total SA Sponsored ADR......................   595,142     35,643,054            0.3%
    Other Securities............................              692,177,521            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................              921,800,865            7.5%
                                                           --------------            ----

GERMANY -- (5.8%)
    Bayerische Motoren Werke AG.................   414,948     44,498,071            0.4%
    Daimler AG..................................   529,376     41,274,905            0.3%
    Deutsche Telekom AG......................... 2,378,113     35,846,051            0.3%
    Fresenius SE & Co. KGaA.....................   612,582     31,521,025            0.3%
    RWE AG......................................   793,387     28,150,774            0.2%
    Other Securities............................              599,975,595            4.9%
                                                           --------------            ----
TOTAL GERMANY...................................              781,266,421            6.4%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...................................           $           --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.7%)
    Other Securities...................................              361,323,579            2.9%
                                                                  --------------           -----

IRELAND -- (0.4%)
    Other Securities...................................               51,166,064            0.4%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   588,403     33,227,117            0.3%
    Other Securities...................................               54,097,308            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................               87,324,425            0.7%
                                                                  --------------           -----

ITALY -- (2.2%)
    Eni SpA............................................ 1,478,324     31,495,536            0.3%
    Other Securities...................................              269,095,017            2.1%
                                                                  --------------           -----
TOTAL ITALY............................................              300,590,553            2.4%
                                                                  --------------           -----

JAPAN -- (19.1%)
    Honda Motor Co., Ltd...............................   825,300     26,384,206            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   754,470     30,769,477            0.3%
    Toyota Motor Corp.................................. 1,137,986     68,480,785            0.6%
#   Toyota Motor Corp. Sponsored ADR...................   396,641     48,132,385            0.4%
    Other Securities...................................            2,413,924,440           19.5%
                                                                  --------------           -----
TOTAL JAPAN............................................            2,587,691,293           21.0%
                                                                  --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................              305,642,445            2.5%
                                                                  --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................               38,675,624            0.3%
                                                                  --------------           -----

NORWAY -- (0.9%)
    Other Securities...................................              122,185,630            1.0%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               37,236,707            0.3%
                                                                  --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                  106,452            0.0%
                                                                  --------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................              171,323,820            1.4%
                                                                  --------------           -----

SPAIN -- (2.5%)
    Banco Santander SA................................. 4,404,667     38,917,538            0.3%
    Iberdrola SA....................................... 3,664,318     25,939,399            0.2%
    Other Securities...................................              276,645,107            2.3%
                                                                  --------------           -----
TOTAL SPAIN............................................              341,502,044            2.8%
                                                                  --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................              381,446,780            3.1%
                                                                  --------------           -----

SWITZERLAND -- (6.2%)
    ABB, Ltd........................................... 1,199,336     26,311,835            0.2%
    Credit Suisse Group AG............................. 1,122,531     29,908,488            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA...............................  2,189,299 $   160,550,262            1.3%
    Novartis AG ADR.........................    818,651      75,880,761            0.6%
    Roche Holding AG........................    142,703      42,111,851            0.4%
    Swiss Re AG.............................    365,604      29,563,037            0.3%
    Zurich Insurance Group AG...............    107,594      32,561,006            0.3%
    Other Securities........................                445,138,708            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                842,025,948            6.9%
                                                        ---------------           -----

UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C....................  1,402,287      29,607,257            0.2%
    AstraZeneca P.L.C. Sponsored ADR........    466,782      34,047,079            0.3%
    Aviva P.L.C.............................  3,728,348      31,184,842            0.3%
#   Barclays P.L.C. Sponsored ADR...........  2,072,823      31,921,474            0.3%
    BG Group P.L.C..........................  2,660,297      44,336,595            0.4%
#   BHP Billiton P.L.C. ADR.................    545,653      28,395,782            0.2%
    BP P.L.C. Sponsored ADR.................  2,024,872      88,000,934            0.7%
    HSBC Holdings P.L.C. Sponsored ADR......  1,620,604      82,683,216            0.7%
*   Lloyds Banking Group P.L.C.............. 48,291,922      59,635,155            0.5%
#   Prudential P.L.C. ADR...................    599,353      27,768,024            0.2%
#   Rio Tinto P.L.C. Sponsored ADR..........    874,782      41,963,293            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259206).    437,648      31,418,750            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259107).  1,398,074     104,394,186            0.9%
    Vodafone Group P.L.C. Sponsored ADR.....  1,234,928      41,024,299            0.3%
    Other Securities........................              1,642,525,645           13.3%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,318,906,531           18.9%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,427,849            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             12,225,384,176           99.4%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  4,578,826            0.1%
                                                        ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    135,079            0.0%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                  4,713,905            0.1%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        331            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                    323,603            0.0%
                                                        ---------------           -----

GERMANY -- (0.0%)
    Other Securities........................                    152,593            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                      3,274            0.0%
                                                        ---------------           -----

ITALY -- (0.0%)
    Other Securities........................                    126,221            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
PORTUGAL -- (0.0%)
       Other Securities................             $            --            0.0%
                                                    ---------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                         203            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                     885,988            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                     327,476            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   1,819,689            0.0%
                                                    ---------------          ------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@   DFA Short Term Investment Fund.. 113,487,730   1,313,053,034           10.7%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,383,347,936).............               $13,544,970,804          110.2%
                                                    ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   51,305,653 $   774,387,681   --    $   825,693,334
  Austria.....................         63,420      54,026,588   --         54,090,008
  Belgium.....................     17,745,914     161,025,553   --        178,771,467
  Canada......................  1,140,163,277          18,516   --      1,140,181,793
  China.......................             --         423,278   --            423,278
  Denmark.....................      8,989,736     176,883,229   --        185,872,965
  Finland.....................      2,879,754     185,828,547   --        188,708,301
  France......................     87,511,112     834,289,753   --        921,800,865
  Germany.....................     74,885,190     706,381,231   --        781,266,421
  Greece......................             --              --   --                 --
  Hong Kong...................      1,178,781     360,144,798   --        361,323,579
  Ireland.....................     11,115,124      40,050,940   --         51,166,064
  Israel......................     35,879,323      51,445,102   --         87,324,425
  Italy.......................     15,954,887     284,635,666   --        300,590,553
  Japan.......................    119,241,147   2,468,450,146   --      2,587,691,293
  Netherlands.................     50,645,185     254,997,260   --        305,642,445
  New Zealand.................        103,194      38,572,430   --         38,675,624
  Norway......................     19,664,949     102,520,681   --        122,185,630
  Portugal....................        309,758      36,926,949   --         37,236,707
  Russia......................             --         106,452   --            106,452
  Singapore...................         14,607     171,309,213   --        171,323,820
  Spain.......................     40,201,547     301,300,497   --        341,502,044
  Sweden......................      7,291,377     374,155,403   --        381,446,780
  Switzerland.................    115,089,398     726,936,550   --        842,025,948
  United Kingdom..............    660,083,143   1,658,823,388   --      2,318,906,531
  United States...............      1,397,183          30,666   --          1,427,849
Preferred Stocks
  Germany.....................             --       4,578,826   --          4,578,826
  United Kingdom..............             --         135,079   --            135,079
Rights/Warrants
  Australia...................             --             331   --                331
  Austria.....................             --              --   --                 --
  France......................             --         323,603   --            323,603
  Germany.....................             --         152,593   --            152,593
  Hong Kong...................             --           3,274   --              3,274
  Italy.......................             --         126,221   --            126,221
  Portugal....................             --              --   --                 --
  Singapore...................             --             203   --                203
  Spain.......................             --         885,988   --            885,988
  United Kingdom..............        312,720          14,756   --            327,476
Securities Lending Collateral.             --   1,313,053,034   --      1,313,053,034
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,462,026,379 $11,082,944,425   --    $13,544,970,804
                               ============== ===============   ==    ===============


                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $2,968,704,905
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,996,995,740
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,943,503,950
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,089,493,908
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    832,859,362
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $7,805,376,341)...............................  8,831,557,865
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $7,805,376,341)............................... $8,831,557,865
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,831,557,865   --      --    $8,831,557,865
                                  --------------   --      --    --------------
 TOTAL........................... $8,831,557,865   --      --    $8,831,557,865
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $508,412,814
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $492,146,590)............................... $508,412,814
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $364,292,333
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $360,079,976)............................... $364,292,333
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $35,056,995
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $23,694,187)........................................... $35,056,995
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   Value+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $169,046,143
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $144,331,374).......................................... $169,046,143
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (93.9%)
  AUSTRALIA -- (19.9%)
      CFS Retail Property Trust Group. 18,583,289 $ 34,564,786            1.1%
  #   Dexus Property Group............ 46,210,345   49,389,908            1.6%
      Federation Centres.............. 12,347,359   29,650,888            1.0%
  #   Goodman Group................... 14,756,829   72,045,696            2.3%
      GPT Group (The)................. 14,160,152   51,470,344            1.7%
  #   Investa Office Fund.............  5,292,776   16,699,243            0.5%
  #*  Scentre Group................... 44,164,851  140,883,146            4.6%
      Stockland....................... 20,140,623   75,301,288            2.4%
  *   Westfield Corp.................. 16,671,147  117,148,020            3.8%
      Other Securities................              64,037,833            2.1%
                                                  ------------           -----
  TOTAL AUSTRALIA.....................             651,191,152           21.1%
                                                  ------------           -----

  BELGIUM -- (1.5%)
  #   Cofinimmo SA....................    157,224   18,261,633            0.6%
      Other Securities................              29,674,061            1.0%
                                                  ------------           -----
  TOTAL BELGIUM.......................              47,935,694           1. 6%
                                                  ------------           -----

  CANADA -- (5.3%)
      H&R REIT........................  1,103,860   21,968,489            0.7%
  #   RioCan REIT.....................  1,231,999   29,022,291            0.9%
      Other Securities................             121,715,937            4.0%
                                                  ------------           -----
  TOTAL CANADA........................             172,706,717            5.6%
                                                  ------------           -----

  CHINA -- (0.2%)
      Other Securities................               4,982,005            0.2%
                                                  ------------           -----

  FRANCE -- (4.0%)
      Fonciere Des Regions............    257,388   23,663,104            0.8%
      Gecina SA.......................    208,873   28,268,746            0.9%
      ICADE...........................    335,700   26,711,749            0.9%
      Klepierre.......................    905,121   39,175,341            1.3%
      Other Securities................              13,559,987            0.4%
                                                  ------------           -----
  TOTAL FRANCE........................             131,378,927            4.3%
                                                  ------------           -----

  GERMANY -- (0.4%)
      Other Securities................              12,143,621            0.4%
                                                  ------------           -----
  GREECE -- (0.0%)
      Other Securities................               1,044,767            0.0%
                                                  ------------           -----

  HONG KONG -- (4.3%)
      Link REIT (The)................. 19,435,805  114,419,536            3.7%
      Other Securities................              26,685,286            0.9%
                                                  ------------           -----
  TOTAL HONG KONG.....................             141,104,822            4.6%
                                                  ------------           -----

  ISRAEL -- (0.2%)
      Other Securities................               7,565,685            0.2%
                                                  ------------           -----

  ITALY -- (0.3%)
      Other Securities................              10,637,538            0.3%
                                                  ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              Percentage
                                                      Shares     Value++    of Net Assets**
                                                      ------     -------    ---------------
JAPAN -- (17.6%)
#   Advance Residence Investment Corp..............     11,195 $ 26,247,032            0.9%
    Frontier Real Estate Investment Corp...........      4,130   19,022,847            0.6%
#   Japan Hotel REIT Investment Corp...............     23,536   14,598,992            0.5%
    Japan Logistics Fund, Inc......................      7,530   16,920,060            0.5%
    Japan Prime Realty Investment Corp.............      6,863   25,274,243            0.8%
    Japan Real Estate Investment Corp..............     10,905   59,424,068            1.9%
    Japan Retail Fund Investment Corp..............     20,401   41,076,269            1.3%
#   Kenedix Office Investment Corp.................      3,498   18,705,207            0.6%
#   Mori Hills REIT Investment Corp................     11,966   16,710,243            0.5%
#   Mori Trust Sogo Reit, Inc......................      9,857   17,611,418            0.6%
    Nippon Accommodations Fund, Inc................      4,065   14,870,892            0.5%
#   Nippon Building Fund, Inc......................     12,309   68,987,575            2.2%
#   Orix JREIT, Inc................................     18,506   24,673,376            0.8%
#   United Urban Investment Corp...................     21,590   34,073,425            1.1%
    Other Securities...............................             174,753,743            5.7%
                                                               ------------           -----
TOTAL JAPAN........................................             572,949,390           18.5%
                                                               ------------           -----
MALAYSIA -- (0.7%)
    Other Securities...............................              23,886,457            0.8%
                                                               ------------           -----
MEXICO -- (1.9%)
#   Fibra Uno Administracion S.A. de C.V........... 13,210,601   45,852,668            1.5%
    Other Securities...............................              15,524,460            0.5%
                                                               ------------           -----
TOTAL MEXICO.......................................              61,377,128            2.0%
                                                               ------------           -----

NETHERLANDS -- (8.7%)
    Corio NV.......................................    617,119   30,038,041            1.0%
    Unibail-Rodamco SE.............................    829,287  212,635,326            6.9%
    Wereldhave NV..................................    191,004   15,659,030            0.5%
    Other Securities...............................              25,689,873            0.8%
                                                               ------------           -----
TOTAL NETHERLANDS..................................             284,022,270            9.2%
                                                               ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities...............................              21,664,115            0.7%
                                                               ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT.................................. 17,145,000   29,780,279            1.0%
#   CapitaCommercial Trust......................... 17,525,000   22,787,274            0.7%
    CapitaMall Trust............................... 20,595,300   31,588,897            1.0%
#   Suntec REIT.................................... 20,476,000   28,447,758            0.9%
    Other Securities...............................             124,234,624            4.1%
                                                               ------------           -----
TOTAL SINGAPORE....................................             236,838,832            7.7%
                                                               ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd.................... 16,151,406   39,213,098            1.3%
    Redefine Properties, Ltd....................... 21,537,673   19,515,849            0.6%
    Other Securities...............................              67,596,797            2.2%
                                                               ------------           -----
TOTAL SOUTH AFRICA.................................             126,325,744            4.1%
                                                               ------------           -----

TAIWAN -- (0.4%)
    Other Securities...............................              13,945,781            0.4%
                                                               ------------           -----

TURKEY -- (1.0%)
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 19,840,694   22,284,885            0.7%
    Other Securities...............................              10,751,800            0.4%
                                                               ------------           -----
TOTAL TURKEY.......................................              33,036,685            1.1%
                                                               ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
UNITED KINGDOM -- (15.6%)
       British Land Co. P.L.C. (The)...  8,315,595 $   97,098,752            3.1%
       Derwent London P.L.C............    814,790     38,765,810            1.2%
       Great Portland Estates P.L.C....  2,866,484     31,548,662            1.0%
       Hammerson P.L.C.................  6,180,158     60,713,819            2.0%
       Intu Properties P.L.C...........  7,913,628     43,170,585            1.4%
       Land Securities Group P.L.C.....  6,756,959    119,895,804            3.9%
       Segro P.L.C.....................  6,175,812     37,624,807            1.2%
       Shaftesbury P.L.C...............  2,310,809     26,472,834            0.9%
       Other Securities................                55,390,765            1.8%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               510,681,838           16.5%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,065,419,168           99.3%
                                                   --------------          ------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 17,183,072    198,808,147            6.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $2,897,109,357)..............              $3,264,227,315          105.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  651,191,152   --    $  651,191,152
  Belgium.....................           --     47,935,694   --        47,935,694
  Canada...................... $172,706,717             --   --       172,706,717
  China.......................           --      4,982,005   --         4,982,005
  France......................       93,236    131,285,691   --       131,378,927
  Germany.....................           --     12,143,621   --        12,143,621
  Greece......................           --      1,044,767   --         1,044,767
  Hong Kong...................           --    141,104,822   --       141,104,822
  Israel......................           --      7,565,685   --         7,565,685
  Italy.......................           --     10,637,538   --        10,637,538
  Japan.......................           --    572,949,390   --       572,949,390
  Malaysia....................           --     23,886,457   --        23,886,457
  Mexico......................   61,377,128             --   --        61,377,128
  Netherlands.................           --    284,022,270   --       284,022,270
  New Zealand.................           --     21,664,115   --        21,664,115
  Singapore...................           --    236,838,832   --       236,838,832
  South Africa................   21,650,697    104,675,047   --       126,325,744
  Taiwan......................           --     13,945,781   --        13,945,781
  Turkey......................           --     33,036,685   --        33,036,685
  United Kingdom..............           --    510,681,838   --       510,681,838
Securities Lending Collateral.           --    198,808,147   --       198,808,147
                               ------------ --------------   --    --------------
TOTAL......................... $255,827,778 $3,008,399,537   --    $3,264,227,315
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  63,428,427 $2,044,932,484
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 222,954,469  1,255,233,660
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,628,854,364)..........................................              3,300,166,144
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $8,924,902).................................................   8,924,902      8,924,902
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,637,779,266)..........................................             $3,309,091,046
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,300,166,144   --      --    $3,300,166,144
 Temporary Cash Investments......      8,924,902   --      --         8,924,902
                                  --------------   --      --    --------------
 TOTAL........................... $3,309,091,046   --      --    $3,309,091,046
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (91.6%)
  AUSTRALIA -- (5.0%)
      Primary Health Care, Ltd..... 10,511,594 $   43,076,867            0.4%
      Other Securities.............               593,827,515            5.0%
                                               --------------            ----
  TOTAL AUSTRALIA..................               636,904,382            5.4%
                                               --------------            ----

  AUSTRIA -- (0.7%)
      Other Securities.............                83,565,476            0.7%
                                               --------------            ----

  BELGIUM -- (0.8%)
      Other Securities.............               103,554,907            0.9%
                                               --------------            ----

  CANADA -- (7.9%)
  *   Canfor Corp..................  1,709,447     39,799,378            0.4%
  *   Celestica, Inc...............  4,266,945     46,869,952            0.4%
      RONA, Inc....................  3,166,544     38,631,809            0.3%
      West Fraser Timber Co., Ltd..  1,107,322     58,094,982            0.5%
      Other Securities.............               821,935,286            7.0%
                                               --------------            ----
  TOTAL CANADA.....................             1,005,331,407            8.6%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 2,698,400            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
  *   Vestas Wind Systems A.S......  2,910,693     97,144,292            0.8%
      Other Securities.............               110,946,585            1.0%
                                               --------------            ----
  TOTAL DENMARK....................               208,090,877            1.8%
                                               --------------            ----

  FINLAND -- (2.1%)
      Huhtamaki Oyj................  1,740,823     44,173,657            0.4%
      Other Securities.............               219,070,337            1.9%
                                               --------------            ----
  TOTAL FINLAND....................               263,243,994            2.3%
                                               --------------            ----

  FRANCE -- (3.4%)
      Havas SA.....................  4,936,605     39,930,886            0.4%
  *   Peugeot SA...................  3,646,402     43,335,736            0.4%
      Other Securities.............               349,882,507            2.9%
                                               --------------            ----
  TOTAL FRANCE.....................               433,149,129            3.7%
                                               --------------            ----

  GERMANY -- (4.6%)
      Aareal Bank AG...............  1,199,589     51,540,648            0.5%
      Aurubis AG...................    993,104     51,842,435            0.5%
      TUI AG.......................  3,423,151     52,422,124            0.5%
      Other Securities.............               423,677,812            3.5%
                                               --------------            ----
  TOTAL GERMANY....................               579,483,019            5.0%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                    25,337            0.0%
                                               --------------            ----

  HONG KONG -- (2.4%)
      Other Securities.............               300,028,695            2.6%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   2,055,977 $   42,480,051            0.4%
    Other Securities......................                  7,511,030            0.0%
                                                       --------------           -----
TOTAL IRELAND.............................                 49,991,081            0.4%
                                                       --------------           -----

ISRAEL -- (0.7%)
    Other Securities......................                 83,951,496            0.7%
                                                       --------------           -----

ITALY -- (3.6%)
*   Banca Popolare dell'Emilia Romagna SC.   9,396,426     71,701,123            0.6%
#*  Banca Popolare di Milano Scarl........ 110,262,326     83,107,298            0.7%
*   Banco Popolare SC.....................   7,116,853    103,381,009            0.9%
    Other Securities......................                197,935,036            1.7%
                                                       --------------           -----
TOTAL ITALY...............................                456,124,466            3.9%
                                                       --------------           -----

JAPAN -- (22.4%)
#   Fujikura, Ltd.........................   9,669,000     40,615,669            0.4%
    Other Securities......................              2,795,500,479           23.9%
                                                       --------------           -----
TOTAL JAPAN...............................              2,836,116,148           24.3%
                                                       --------------           -----

NETHERLANDS -- (2.0%)
#*  APERAM................................   1,753,419     50,449,201            0.4%
    Delta Lloyd NV........................   2,460,680     56,086,880            0.5%
    Other Securities......................                145,390,828            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                251,926,909            2.2%
                                                       --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................                 44,837,058            0.4%
                                                       --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                108,746,243            0.9%
                                                       --------------           -----

PORTUGAL -- (0.7%)
#*  Banco Comercial Portugues SA.......... 516,415,630     58,368,713            0.5%
    Other Securities......................                 25,444,499            0.2%
                                                       --------------           -----
TOTAL PORTUGAL............................                 83,813,212            0.7%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    547,872            0.0%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                177,759,393            1.5%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   8,991,387     74,381,317            0.7%
*   Gamesa Corp. Tecnologica SA...........   6,939,007     68,509,030            0.6%
    Other Securities......................                169,291,735            1.4%
                                                       --------------           -----
TOTAL SPAIN...............................                312,182,082            2.7%
                                                       --------------           -----

SWEDEN -- (3.3%)
    BillerudKorsnas AB....................   3,504,601     51,117,323            0.4%
    Holmen AB Class B.....................   1,382,044     45,742,308            0.4%
    Trelleborg AB Class B.................   5,269,972     90,223,713            0.8%
    Other Securities......................                232,132,103            2.0%
                                                       --------------           -----
TOTAL SWEDEN..............................                419,215,447            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
SWITZERLAND -- (3.8%)
    Helvetia Holding AG..................    159,664 $    75,922,724            0.7%
    Swiss Life Holding AG................    175,357      40,234,036            0.4%
    Other Securities.....................                370,257,438            3.1%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                486,414,198            4.2%
                                                     ---------------           -----

UNITED KINGDOM -- (21.2%)
    Amlin P.L.C.......................... 11,064,118      80,751,776            0.7%
    Ashtead Group P.L.C..................  7,730,038     129,510,847            1.1%
    Barratt Developments P.L.C........... 21,380,562     143,728,193            1.2%
    Beazley P.L.C........................ 12,470,827      52,380,139            0.5%
    Bellway P.L.C........................  3,448,205      96,725,996            0.8%
    Bodycote P.L.C.......................  5,021,077      50,254,417            0.4%
    Bovis Homes Group P.L.C..............  3,801,855      51,345,061            0.4%
    Catlin Group, Ltd....................  9,089,700      78,087,662            0.7%
    Close Brothers Group P.L.C...........  1,724,250      40,463,125            0.4%
    CSR P.L.C............................  4,886,688      65,673,331            0.6%
    Dixons Carphone P.L.C................ 11,398,297      72,376,637            0.6%
    DS Smith P.L.C....................... 15,172,280      64,440,510            0.6%
#   Greene King P.L.C....................  4,957,978      63,741,992            0.6%
    Hiscox, Ltd..........................  8,547,223      93,222,509            0.8%
    Home Retail Group P.L.C.............. 16,459,487      48,301,027            0.4%
    Inchcape P.L.C.......................  8,858,210      98,683,203            0.9%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,911,265            0.4%
    Mondi P.L.C..........................  3,867,542      65,363,271            0.6%
    Persimmon P.L.C......................  7,668,009     180,084,568            1.5%
    Taylor Wimpey P.L.C.................. 74,080,800     140,721,013            1.2%
*   Thomas Cook Group P.L.C.............. 24,698,963      49,209,419            0.4%
    Travis Perkins P.L.C.................  4,401,386     116,620,284            1.0%
    Vesuvius P.L.C.......................  5,951,466      40,633,041            0.4%
    Other Securities.....................                825,369,548            6.8%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,691,598,834           23.0%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,619,300,062           99.5%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                      1,706            0.0%
                                                     ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

FRANCE -- (0.0%)
    Other Securities.....................                  1,469,043            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                     22,154            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                     10,062            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                     95,467            0.0%
                                                     ---------------           -----

SPAIN -- (0.0%)
    Other Securities.....................                      2,218            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
UNITED KINGDOM -- (0.0%)
       Other Securities................            $         1,154            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                  1,601,804            0.0%
                                                   ---------------          ------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@   DFA Short Term Investment Fund.. 91,962,199   1,064,002,644            9.1%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,124,184,844).............              $12,684,904,510          108.6%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   10,888,717 $   626,015,665   --    $   636,904,382
  Austria.....................             --      83,565,476   --         83,565,476
  Belgium.....................             --     103,554,907   --        103,554,907
  Canada......................  1,004,947,054         384,353   --      1,005,331,407
  China.......................             --       2,698,400   --          2,698,400
  Denmark.....................             --     208,090,877   --        208,090,877
  Finland.....................             --     263,243,994   --        263,243,994
  France......................      1,125,211     432,023,918   --        433,149,129
  Germany.....................      1,649,140     577,833,879   --        579,483,019
  Greece......................             --          25,337   --             25,337
  Hong Kong...................         16,897     300,011,798   --        300,028,695
  Ireland.....................             --      49,991,081   --         49,991,081
  Israel......................             --      83,951,496   --         83,951,496
  Italy.......................             --     456,124,466   --        456,124,466
  Japan.......................     15,666,766   2,820,449,382   --      2,836,116,148
  Netherlands.................             --     251,926,909   --        251,926,909
  New Zealand.................      1,190,287      43,646,771   --         44,837,058
  Norway......................             --     108,746,243   --        108,746,243
  Portugal....................             --      83,813,212   --         83,813,212
  Russia......................             --         547,872   --            547,872
  Singapore...................        963,844     176,795,549   --        177,759,393
  Spain.......................         27,916     312,154,166   --        312,182,082
  Sweden......................             --     419,215,447   --        419,215,447
  Switzerland.................             --     486,414,198   --        486,414,198
  United Kingdom..............      1,148,986   2,690,449,848   --      2,691,598,834
Rights/Warrants
  Australia...................             --           1,706   --              1,706
  Austria.....................             --              --   --                 --
  France......................             --       1,469,043   --          1,469,043
  Hong Kong...................             --          22,154   --             22,154
  Israel......................             --          10,062   --             10,062
  Italy.......................             --          95,467   --             95,467
  Spain.......................             --           2,218   --              2,218
  United Kingdom..............             --           1,154   --              1,154
Securities Lending Collateral.             --   1,064,002,644   --      1,064,002,644
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,037,624,818 $11,647,279,692   --    $12,684,904,510
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.4%)
#   Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,615,790            0.3%
#   BHP Billiton, Ltd........................... 109,768    3,283,910            0.3%
    National Australia Bank, Ltd................  90,701    2,805,904            0.2%
    Origin Energy, Ltd.......................... 180,805    2,271,403            0.2%
    Other Securities............................           79,986,697            6.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           91,963,704            7.0%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            6,584,288            0.5%
                                                         ------------            ----

BELGIUM -- (1.4%)
    Delhaize Group SA...........................  33,045    2,259,447            0.2%
    Other Securities............................           18,234,813            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           20,494,260            1.6%
                                                         ------------            ----

CANADA -- (8.5%)
    Suncor Energy, Inc..........................  82,938    2,947,616            0.2%
    Other Securities............................          119,497,072            9.2%
                                                         ------------            ----
TOTAL CANADA....................................          122,444,688            9.4%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................               74,706            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           20,644,331            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    Fortum Oyj.................................. 107,420    2,491,261            0.2%
    Nokia Oyj................................... 340,765    2,847,396            0.2%
    UPM-Kymmene Oyj............................. 170,168    2,699,292            0.2%
    Other Securities............................           19,384,098            1.5%
                                                         ------------            ----
TOTAL FINLAND...................................           27,422,047            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  44,274    2,782,269            0.2%
    Cie de St-Gobain............................  72,210    3,103,936            0.3%
    GDF Suez.................................... 142,877    3,469,042            0.3%
    Orange SA................................... 177,688    2,828,859            0.2%
    Renault SA..................................  30,047    2,235,084            0.2%
    Total SA....................................  79,639    4,754,708            0.4%
    Other Securities............................           67,065,060            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................           86,238,958            6.6%
                                                         ------------            ----

GERMANY -- (5.2%)
    Allianz SE..................................  20,504    3,260,590            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,408,336            0.3%
    Daimler AG..................................  35,601    2,775,774            0.2%
    RWE AG......................................  85,573    3,036,281            0.2%
    Other Securities............................           62,738,998            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................           75,219,979            5.7%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
GREECE -- (0.0%)
    Other Securities...................................           $         --            0.0%
                                                                  ------------           -----

HONG KONG -- (2.8%)
    Other Securities...................................             40,258,385            3.1%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................              6,871,293            0.5%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,148,428            0.3%
    Other Securities...................................              6,909,385            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             10,057,813            0.8%
                                                                  ------------           -----

ITALY -- (2.4%)
    Unione di Banche Italiane SCPA.....................   339,391    2,665,405            0.2%
    Other Securities...................................             32,149,174            2.5%
                                                                  ------------           -----
TOTAL ITALY............................................             34,814,579            2.7%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Mitsubishi UFJ Financial Group, Inc................   740,600    4,317,115            0.4%
    Mizuho Financial Group, Inc........................ 1,369,660    2,495,953            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    73,541    2,999,216            0.3%
    Toyota Motor Corp. Sponsored ADR...................    20,242    2,456,367            0.2%
    Other Securities...................................            271,843,890           20.6%
                                                                  ------------           -----
TOTAL JAPAN............................................            284,112,541           21.7%
                                                                  ------------           -----

NETHERLANDS -- (2.2%)
    Aegon NV...........................................   267,671    2,181,639            0.2%
    Other Securities...................................             29,787,913            2.2%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             31,969,552            2.4%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              6,098,591            0.5%
                                                                  ------------           -----

NORWAY -- (0.9%)
    Other Securities...................................             12,606,921            1.0%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              4,739,339            0.4%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 41,460            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             17,906,031            1.4%
                                                                  ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................   514,893    4,549,349            0.4%
    Iberdrola SA.......................................   400,479    2,834,957            0.2%
    Other Securities...................................             26,109,666            2.0%
                                                                  ------------           -----
TOTAL SPAIN............................................             33,493,972            2.6%
                                                                  ------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................             39,595,979            3.0%
                                                                  ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (5.9%)
    Aryzta AG...............................    25,690 $    2,191,397            0.2%
    Clariant AG.............................   127,828      2,229,708            0.2%
    Credit Suisse Group AG..................    94,484      2,517,412            0.2%
    Julius Baer Group, Ltd..................    56,140      2,461,050            0.2%
    Lonza Group AG..........................    19,866      2,188,965            0.2%
    Nestle SA...............................    92,984      6,818,898            0.5%
    Novartis AG.............................    53,863      4,998,640            0.4%
    Swiss Re AG.............................    49,846      4,030,588            0.3%
    Zurich Insurance Group AG...............    15,572      4,712,530            0.4%
    Other Securities........................               52,893,358            3.9%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               85,042,546            6.5%
                                                       --------------           -----

UNITED KINGDOM -- (16.5%)
    Anglo American P.L.C....................   214,596      4,530,883            0.4%
    Barratt Developments P.L.C..............   440,009      2,957,906            0.2%
    BG Group P.L.C..........................   132,145      2,202,333            0.2%
    BP P.L.C................................   311,879      2,243,939            0.2%
    BP P.L.C. Sponsored ADR.................   139,975      6,083,313            0.5%
    Friends Life Group, Ltd.................   461,924      2,395,548            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR......   186,519      9,516,199            0.7%
*   Lloyds Banking Group P.L.C.............. 2,860,531      3,532,438            0.3%
    Old Mutual P.L.C........................   807,532      2,507,852            0.2%
    Royal Dutch Shell P.L.C. ADR(780259206).    80,746      5,796,755            0.4%
#   Royal Dutch Shell P.L.C. ADR(780259107).    80,780      6,031,843            0.5%
*   RSA Insurance Group P.L.C...............   287,221      2,222,416            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,330,079            0.3%
    Other Securities........................              185,172,377           14.0%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              238,523,881           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  257,208            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,297,477,052           99.4%
                                                       --------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  165,949            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                   10,532            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                  176,481            0.0%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                  111,443            0.0%
                                                       --------------           -----

GERMANY -- (0.0%)
    Other Securities........................                   27,664            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
HONG KONG -- (0.0%)
        Other Securities................            $          106            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                    23,841            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   107,522            0.0%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                    62,254            0.0%
                                                    --------------          ------

TOTAL RIGHTS/WARRANTS...................                   332,830            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 12,484,902    144,450,312           11.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,286,589,117)...............              $1,442,436,675          110.5%
                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,066,649 $   89,897,055   --    $   91,963,704
  Austria.....................           --      6,584,288   --         6,584,288
  Belgium.....................      934,668     19,559,592   --        20,494,260
  Canada......................  122,439,760          4,928   --       122,444,688
  China.......................           --         74,706   --            74,706
  Denmark.....................           --     20,644,331   --        20,644,331
  Finland.....................           --     27,422,047   --        27,422,047
  France......................    1,635,850     84,603,108   --        86,238,958
  Germany.....................    3,636,537     71,583,442   --        75,219,979
  Greece......................           --             --   --                --
  Hong Kong...................      377,181     39,881,204   --        40,258,385
  Ireland.....................    1,510,705      5,360,588   --         6,871,293
  Israel......................    3,514,247      6,543,566   --        10,057,813
  Italy.......................      932,201     33,882,378   --        34,814,579
  Japan.......................    5,424,818    278,687,723   --       284,112,541
  Netherlands.................    4,863,241     27,106,311   --        31,969,552
  New Zealand.................        3,791      6,094,800   --         6,098,591
  Norway......................      782,276     11,824,645   --        12,606,921
  Portugal....................           --      4,739,339   --         4,739,339
  Russia......................           --         41,460   --            41,460
  Singapore...................           --     17,906,031   --        17,906,031
  Spain.......................    1,223,825     32,270,147   --        33,493,972
  Sweden......................           --     39,595,979   --        39,595,979
  Switzerland.................    4,863,620     80,178,926   --        85,042,546
  United Kingdom..............   41,468,468    197,055,413   --       238,523,881
  United States...............      221,853         35,355   --           257,208
Preferred Stocks
  Germany.....................           --        165,949   --           165,949
  United Kingdom..............           --         10,532   --            10,532
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --        111,443   --           111,443
  Germany.....................           --         27,664   --            27,664
  Hong Kong...................           --            106   --               106
  Italy.......................           --         23,841   --            23,841
  Portugal....................           --             --   --                --
  Spain.......................           --        107,522   --           107,522
  United Kingdom..............       60,121          2,133   --            62,254
Securities Lending Collateral.           --    144,450,312   --       144,450,312
                               ------------ --------------   --    --------------
TOTAL......................... $195,959,811 $1,246,476,864   --    $1,442,436,675
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 77,633,954
Investment in Dimensional Emerging Markets Value Fund........           26,567,397
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 490,444    9,588,177
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $104,616,352).....................................          113,789,528
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $104,616,352).....................................         $113,789,528
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $113,789,528   --      --    $113,789,528
                                    ------------   --      --    ------------
   TOTAL........................... $113,789,528   --      --    $113,789,528
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                               Shares      Value+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 4,787,335 $ 93,592,398
Investment in Dimensional Emerging Markets Value Fund........             34,756,718
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,205,268   13,571,316
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................              9,043,760
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $144,053,325).....................................            150,964,192
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $144,053,325).....................................           $150,964,192
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $150,964,192   --      --    $150,964,192
                                    ------------   --      --    ------------
   TOTAL........................... $150,964,192   --      --    $150,964,192
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                            Shares      Value+
                                                          ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 25,721,741 $312,519,151
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  4,644,337   93,258,277
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $407,876,986).................................             405,777,428
                                                                     ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $407,876,986).................................            $405,777,428
                                                                     ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $405,777,428   --      --    $405,777,428
                                    ------------   --      --    ------------
   TOTAL........................... $405,777,428   --      --    $405,777,428
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Shares     Value+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,165,013 $38,342,379
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,403,932  29,207,774
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   403,210   8,096,465
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $78,254,054)..................................            75,646,618
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.077%
  (Cost $35,161).........................................    35,161      35,161
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $78,289,215)..................................           $75,681,779
                                                                    ===========

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $75,646,618    --      --    $75,646,618
    Temporary Cash Investments......      35,161    --      --         35,161
                                     -----------    --      --    -----------
    TOTAL........................... $75,681,779    --      --    $75,681,779
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,703,600 $ 64,220,425
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,374,226   53,146,850
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,190,179   23,898,796
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $124,892,002).................................            141,266,071
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $124,892,002).................................           $141,266,071
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $141,266,071       --   --    $141,266,071
  Futures Contracts**.............       51,312       --   --          51,312
  Forward Currency Contracts**....           -- $638,471   --         638,471
                                   ------------ --------   --    ------------
  TOTAL........................... $141,317,383 $638,471   --    $141,955,854
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2014

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,080,491,363
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,936,204,861)............................. $4,080,491,363
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,861,063,765
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,385,025,944)............................. $4,861,063,765
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $18,743,741,686
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,506,989,599)............................ $18,743,741,686
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (6.2%)
    AMBEV SA ADR........................................   9,300,659 $   62,128,402            0.4%
    Banco do Brasil SA..................................   3,629,612     40,618,726            0.3%
    BM&FBovespa SA......................................   9,686,489     42,623,863            0.3%
    Petroleo Brasileiro SA ADR..........................   3,836,209     44,883,645            0.3%
    Other Securities....................................                875,869,697            5.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,066,124,333            6.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                224,236,416            1.4%
                                                                     --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 157,471,702     75,373,982            0.5%
    China Construction Bank Corp. Class H............... 195,696,302    146,008,799            0.9%
    China Mobile, Ltd...................................   3,987,000     49,711,104            0.3%
#   China Mobile, Ltd. Sponsored ADR....................   1,861,391    115,573,767            0.7%
    CNOOC, Ltd..........................................  31,447,000     49,161,651            0.3%
#   CNOOC, Ltd. ADR.....................................     239,300     37,419,341            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 200,441,725    132,825,859            0.9%
    Tencent Holdings, Ltd...............................   9,231,600    148,372,706            1.0%
    Other Securities....................................              1,659,270,901           10.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,413,718,110           15.4%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 77,013,599            0.5%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 38,214,099            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 11,209,468            0.1%
                                                                     --------------           -----

GREECE -- (0.4%)
    Other Securities....................................                 75,174,054            0.5%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    180,757            0.0%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 33,286,857            0.2%
                                                                     --------------           -----

INDIA -- (8.7%)
    HDFC Bank, Ltd......................................   2,994,559     44,629,222            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     875,587     58,541,747            0.4%
    Reliance Industries, Ltd............................   3,980,031     64,496,597            0.4%
    Tata Consultancy Services, Ltd......................     972,691     41,495,249            0.3%
    Other Securities....................................              1,288,652,946            8.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,497,815,761            9.5%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Astra International Tbk PT..........................  72,654,500     40,738,177            0.3%
    Other Securities....................................                438,370,964            2.7%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                479,109,141            3.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
MALAYSIA -- (4.3%)
    Malayan Banking Bhd....................... 16,366,740 $   48,283,910            0.3%
    Other Securities..........................               681,135,791            4.3%
                                                          --------------           -----
TOTAL MALAYSIA................................               729,419,701            4.6%
                                                          --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A............... 12,848,389     41,017,525            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  3,035,166     74,088,401            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,484,813     79,763,198            0.5%
    Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    599,632     57,708,584            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,504,555     54,502,411            0.3%
#   Grupo Mexico S.A.B. de C.V. Series B...... 16,098,780     55,411,005            0.4%
    Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     65,427,567            0.4%
    Other Securities..........................               437,898,901            2.7%
                                                          --------------           -----
TOTAL MEXICO..................................               865,817,592            5.5%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                23,298,299            0.2%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               228,026,975            1.5%
                                                          --------------           -----

POLAND -- (1.8%)
    Other Securities..........................               307,892,448            2.0%
                                                          --------------           -----

RUSSIA -- (1.7%)
    Gazprom OAO Sponsored ADR................. 11,798,088     78,171,913            0.5%
    Other Securities..........................               206,406,811            1.3%
                                                          --------------           -----
TOTAL RUSSIA..................................               284,578,724            1.8%
                                                          --------------           -----

SOUTH AFRICA -- (7.3%)
    Bidvest Group, Ltd. (The).................  1,505,451     41,432,531            0.3%
    FirstRand, Ltd............................ 10,566,034     45,257,744            0.3%
    MTN Group, Ltd............................  4,967,624    109,998,339            0.7%
    Naspers, Ltd. Class N.....................    654,201     81,597,924            0.5%
    Sanlam, Ltd...............................  8,139,212     51,432,006            0.3%
    Sasol, Ltd................................    994,736     49,672,340            0.3%
    Sasol, Ltd. Sponsored ADR.................    983,103     49,341,940            0.3%
#   Standard Bank Group, Ltd..................  4,181,964     52,662,521            0.3%
#   Steinhoff International Holdings, Ltd.....  9,553,168     48,874,104            0.3%
    Other Securities..........................               720,543,679            4.7%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................             1,250,813,128            8.0%
                                                          --------------           -----

SOUTH KOREA -- (13.4%)
    Hana Financial Group, Inc.................  1,140,149     39,483,163            0.3%
    Hyundai Motor Co..........................    364,834     57,892,430            0.4%
#   Naver Corp................................     60,144     42,559,210            0.3%
    POSCO ADR.................................    511,345     36,591,848            0.3%
    Samsung Electronics Co., Ltd..............    348,260    406,120,741            2.6%
#*  SK Hynix, Inc.............................  1,223,154     54,545,683            0.4%
    Other Securities..........................             1,667,152,633           10.4%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             2,304,345,708           14.7%
                                                          --------------           -----

SPAIN -- (0.0%)
    Other Securities..........................                   710,343            0.0%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
TAIWAN -- (13.3%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377 $   140,071,295            0.9%
#   Taiwan Semiconductor Manufacturing Co., Ltd............ 40,714,652     176,492,743            1.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  3,587,659      79,000,251            0.5%
    Other Securities.......................................              1,888,459,319           12.0%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,284,023,608           14.5%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  3,548,380      40,092,227            0.3%
    Other Securities.......................................                485,581,506            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                525,673,733            3.3%
                                                                       ---------------           -----

TURKEY -- (2.0%)
    Other Securities.......................................                350,405,567            2.2%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,071,088,421           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Banco Bradesco SA......................................  2,851,473      42,951,675            0.3%
#   Banco Bradesco SA ADR..................................  5,097,969      76,367,571            0.5%
    Itau Unibanco Holding SA...............................  3,529,263      52,373,393            0.4%
    Itau Unibanco Holding SA ADR...........................  6,110,461      90,190,404            0.6%
    Petroleo Brasileiro SA Sponsored ADR...................  5,128,535      62,721,983            0.4%
    Other Securities.......................................                193,832,482            1.1%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,437,508            3.3%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,292,018            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 17,751,681            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                537,481,207            3.4%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                      1,578            0.0%
                                                                       ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.......................................                    589,439            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      4,004            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                      4,672            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                     12,479            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                      1,231            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
THAILAND -- (0.0%)
        Other Securities...............             $       141,300            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     754,703            0.0%
                                                    ---------------          ------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@    DFA Short Term Investment Fund. 134,800,951   1,559,646,998            9.9%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,821,830,424).............               $17,168,971,329          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  336,497,923 $   729,626,410   --    $ 1,066,124,333
  Chile.......................     63,360,193     160,876,223   --        224,236,416
  China.......................    256,973,549   2,156,744,561   --      2,413,718,110
  Colombia....................     77,013,599              --   --         77,013,599
  Czech Republic..............             --      38,214,099   --         38,214,099
  Egypt.......................             --      11,209,468   --         11,209,468
  Greece......................      1,939,009      73,235,045   --         75,174,054
  Hong Kong...................             --         180,757   --            180,757
  Hungary.....................        245,839      33,041,018   --         33,286,857
  India.......................    154,248,766   1,343,566,995   --      1,497,815,761
  Indonesia...................     18,275,402     460,833,739   --        479,109,141
  Malaysia....................          2,543     729,417,158   --        729,419,701
  Mexico......................    865,718,529          99,063   --        865,817,592
  Peru........................     23,298,299              --   --         23,298,299
  Philippines.................      5,515,795     222,511,180   --        228,026,975
  Poland......................             --     307,892,448   --        307,892,448
  Russia......................      8,164,696     276,414,028   --        284,578,724
  South Africa................     94,442,565   1,156,370,563   --      1,250,813,128
  South Korea.................    112,829,958   2,191,515,750   --      2,304,345,708
  Spain.......................        710,343              --   --            710,343
  Taiwan......................    107,784,054   2,176,239,554   --      2,284,023,608
  Thailand....................    525,673,733              --   --        525,673,733
  Turkey......................      5,503,487     344,902,080   --        350,405,567
Preferred Stocks
  Brazil......................    264,637,009     253,800,499   --        518,437,508
  Chile.......................             --       1,292,018   --          1,292,018
  Colombia....................     17,751,681              --   --         17,751,681
Rights/Warrants
  Brazil......................             --           1,578   --              1,578
  Hong Kong...................             --         589,439   --            589,439
  Indonesia...................             --           4,004   --              4,004
  Malaysia....................             --              --   --                 --
  Poland......................             --           4,672   --              4,672
  South Korea.................             --          12,479   --             12,479
  Taiwan......................             --           1,231   --              1,231
  Thailand....................             --         141,300   --            141,300
Securities Lending Collateral.             --   1,559,646,998   --      1,559,646,998
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,940,586,972 $14,228,384,357   --    $17,168,971,329
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap
                                                                        Company        Equity     U.S. Large Cap
                                                                       Portfolio     Portfolio*   Value Portfolio
                                                                     ------------- -------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,138,176
Investments at Value (including $2,693, $9,261, $0 and
 $1,036,309 of securities on loan, respectively).................... $    212,207   $    262,248              --
Temporary Cash Investments at Value & Cost..........................           --          1,462              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        2,758          9,300              --
Cash................................................................        8,088             65              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --             --              --
  Dividends, Interest and Tax Reclaims..............................        1,005            259              --
  Securities Lending Income.........................................           --              4              --
  Fund Shares Sold..................................................          189         12,685          18,115
  Futures Margin Variation..........................................        2,343             --              --
Unrealized Gain on Forward Currency Contracts.......................          244             --              --
Prepaid Expenses and Other Assets...................................           12             11             100
                                                                     ------------   ------------  --------------
    Total Assets....................................................      226,846        286,034      15,156,391
                                                                     ------------   ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        2,758          9,300              --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        7,159          1,505              --
  Fund Shares Redeemed..............................................          120            226           6,970
  Due to Advisor....................................................           35             26           1,832
Unrealized Loss on Forward Currency Contracts.......................           39             --              --
Accrued Expenses and Other Liabilities..............................           16             22             608
                                                                     ------------   ------------  --------------
    Total Liabilities...............................................       10,127         11,079           9,410
                                                                     ------------   ------------  --------------
NET ASSETS.......................................................... $    216,719   $    274,955  $   15,146,981
                                                                     ============   ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $16,971 and shares outstanding of 0; 0; 0 and 731,895,
 respectively.......................................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $82,977 and shares outstanding of 0; 0; 0 and 3,589,366,
 respectively.......................................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A
                                                                     ============   ============  ==============
Institutional Class Shares -- based on net assets of $216,719;
 $274,955; $15,146,981 and $5,490,959 and shares
 outstanding of 15,874,939; 21,735,115; 448,845,985 and
 237,045,635, respectively.......................................... $      13.65   $      12.65  $        33.75
                                                                     ============   ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000
                                                                     ============   ============  ==============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $    9,823,414
                                                                     ============   ============  ==============
Investments at Cost................................................. $    207,934   $    226,852  $           --
                                                                     ============   ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    184,906   $    238,506  $    9,713,491
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          149            502          32,662
Accumulated Net Realized Gain (Loss)................................       20,138            551          86,066
Net Unrealized Foreign Exchange Gain (Loss).........................          191             --              --
Net Unrealized Appreciation (Depreciation)..........................       11,335         35,396       5,314,762
                                                                     ------------   ------------  --------------
NET ASSETS.......................................................... $    216,719   $    274,955  $   15,146,981
                                                                     ============   ============  ==============


                                                                      U.S. Targeted
                                                                     Value Portfolio*
                                                                     ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............             --
Investments at Value (including $2,693, $9,261, $0 and
 $1,036,309 of securities on loan, respectively)....................   $  5,574,818
Temporary Cash Investments at Value & Cost..........................         14,280
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,024,559
Cash................................................................         15,714
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........          7,515
  Dividends, Interest and Tax Reclaims..............................          2,171
  Securities Lending Income.........................................            373
  Fund Shares Sold..................................................          5,112
  Futures Margin Variation..........................................             --
Unrealized Gain on Forward Currency Contracts.......................             --
Prepaid Expenses and Other Assets...................................             46
                                                                       ------------
    Total Assets....................................................      6,644,588
                                                                       ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,024,559
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         17,070
  Fund Shares Redeemed..............................................         10,140
  Due to Advisor....................................................          1,558
Unrealized Loss on Forward Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            354
                                                                       ------------
    Total Liabilities...............................................      1,053,681
                                                                       ------------
NET ASSETS..........................................................   $  5,590,907
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $16,971 and shares outstanding of 0; 0; 0 and 731,895,
 respectively.......................................................   $      23.19
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    100,000,000
                                                                       ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $82,977 and shares outstanding of 0; 0; 0 and 3,589,366,
 respectively.......................................................   $      23.12
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    100,000,000
                                                                       ============
Institutional Class Shares -- based on net assets of $216,719;
 $274,955; $15,146,981 and $5,490,959 and shares
 outstanding of 15,874,939; 21,735,115; 448,845,985 and
 237,045,635, respectively..........................................   $      23.16
                                                                       ============
NUMBER OF SHARES AUTHORIZED.........................................    700,000,000
                                                                       ============
Investments in Affiliated Investment Company at Cost................   $         --
                                                                       ============
Investments at Cost.................................................   $  4,124,477
                                                                       ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................   $  3,887,976
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          6,119
Accumulated Net Realized Gain (Loss)................................        246,471
Net Unrealized Foreign Exchange Gain (Loss).........................             --
Net Unrealized Appreciation (Depreciation)..........................      1,450,341
                                                                       ------------
NET ASSETS..........................................................   $  5,590,907
                                                                       ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,011,364,
 $1,201,148, $1,605,031 and $534,724 of securities
 on loan, respectively)..............................  $   11,466,038  $   10,746,561 $   12,863,761 $    3,483,746
Temporary Cash Investments at Value & Cost...........          60,522          68,558         94,206         24,721
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       2,005,967       1,182,906      1,568,923        520,451
Cash.................................................              --           3,201          5,546          3,396
Receivables:
  Investment Securities Sold.........................          17,503             806            751            410
  Dividends, Interest and Tax Reclaims...............           3,553           9,614         10,701          2,253
  Securities Lending Income..........................             432             455            651            237
  Fund Shares Sold...................................           6,427           9,293          8,801          2,879
Prepaid Expenses and Other Assets....................              77              78             99             34
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,560,519      12,021,472     14,553,439      4,038,127
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              32              --             --             --
  Upon Return of Securities Loaned...................       2,005,967       1,182,906      1,568,923        520,451
  Investment Securities Purchased....................          27,902          49,810         57,486         13,935
  Fund Shares Redeemed...............................           9,062           5,936          5,177          1,410
  Due to Advisor.....................................           4,574           1,463          2,068            841
Accrued Expenses and Other Liabilities...............             676             527            609            171
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,048,213       1,240,642      1,634,263        536,808
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,512,306  $   10,780,830 $   12,919,176 $    3,501,319
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,512,306; $10,780,830; $12,919,176 and
 $3,501,319 and shares outstanding of
 321,354,700; 608,690,638; 744,868,065 and
 205,523,101, respectively...........................  $        35.82  $        17.71 $        17.34 $        17.04
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    8,188,385  $    7,413,339 $    8,506,724 $    2,358,710
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    7,812,217  $    7,378,936 $    8,453,183 $    2,263,224
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           3,960          19,703         22,013          4,499
Accumulated Net Realized Gain (Loss).................         418,476          48,969         86,943        108,560
Net Unrealized Appreciation (Depreciation)...........       3,277,653       3,333,222      4,357,037      1,125,036
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,512,306  $   10,780,830 $   12,919,176 $    3,501,319
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,183,092, $991,236,
 $733,454 and $187,140 of securities on loan,
 respectively).............................................. $    9,208,558 $    5,010,048 $  6,584,030  $  3,113,250
Temporary Cash Investments at Value & Cost..................         60,668         16,820       27,425            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,198,003      1,001,049      701,891       188,881
Foreign Currencies at Value.................................             --             --           --           887
Cash........................................................              8              1           --         7,480
Receivables:
  Investment Securities Sold................................         19,798         13,926           33            --
  Dividends, Interest and Tax Reclaims......................          2,711          1,636        4,986         6,468
  Securities Lending Income.................................          1,076            668          114           140
  Fund Shares Sold..........................................          3,939          7,461        5,045         2,363
Prepaid Expenses and Other Assets...........................             53             36           54            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     11,494,814      6,051,645    7,323,578     3,319,490
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,198,003      1,001,049      701,891       188,881
  Investment Securities Purchased...........................         41,472         15,934       10,641            67
  Fund Shares Redeemed......................................          4,586          3,370        2,093         1,827
  Due to Advisor............................................          2,556          1,994          830           639
Accrued Expenses and Other Liabilities......................            481            271          364           229
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,247,098      1,022,618      715,819       191,643
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    9,247,716 $    5,029,027 $  6,607,759  $  3,127,847
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,247,716; $5,029,027; $6,607,759 and $3,127,847
 and shares outstanding of 294,721,795; 250,206,560;
 204,979,714 and 144,898,247, respectively.................. $        31.38 $        20.10 $      32.24  $      21.59
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    6,673,921 $    3,349,380 $  4,393,384  $  2,561,136
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $        890
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,457,485 $    3,093,645 $  4,621,934  $  2,809,203
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          5,881          2,541       23,541         7,583
Accumulated Net Realized Gain (Loss)........................        249,713        272,173     (228,362)     (240,860)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (190)
Net Unrealized Appreciation (Depreciation)..................      2,534,637      1,660,668    2,190,646       552,111
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    9,247,716 $    5,029,027 $  6,607,759  $  3,127,847
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                             International   International  Japanese Small
                                                                              Core Equity        Small         Company
                                                                              Portfolio*        Company       Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value....................             --  $    8,831,558   $    508,413
Investments at Value (including $1,270,773, $0, $0 and $0 of securities on
 loan, respectively)....................................................... $   12,231,918              --             --
Temporary Cash.............................................................             --           9,752             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...      1,313,053              --             --
Foreign Currencies at Value................................................          5,615              --             --
Cash.......................................................................         74,244              --             --
Receivables:
  Investment Securities Sold...............................................            435              --             --
  Dividends, Interest and Tax Reclaims.....................................         25,473              --             --
  Securities Lending Income................................................            939              --             --
  Fund Shares Sold.........................................................         22,866          12,543             83
Unrealized Gain on Foreign Currency Contracts..............................              4              --             --
Prepaid Expenses and Other Assets..........................................            120              45              8
                                                                            --------------  --------------   ------------
    Total Assets...........................................................     13,674,667       8,853,898        508,504
                                                                            --------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................      1,313,053              --             --
  Investment Securities Purchased..........................................         55,267              --             --
  Fund Shares Redeemed.....................................................          7,207           6,012            119
  Due to Advisor...........................................................          3,502           2,942            169
  Unrealized Loss on Foreign Currency Contracts............................            185              --             --
Accrued Expenses and Other Liabilities.....................................            911             427             26
                                                                            --------------  --------------   ------------
    Total Liabilities......................................................      1,380,125           9,381            314
                                                                            --------------  --------------   ------------
NET ASSETS................................................................. $   12,294,542  $    8,844,517   $    508,190
                                                                            ==============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $12,294,542;
 $8,844,517; $508,190 and $364,117 and shares outstanding of
 1,011,887,141; 484,820,150; 26,534,841 and 15,916,240, respectively....... $        12.15  $        18.24   $      19.15
                                                                            ==============  ==============   ============
NUMBER OF SHARES AUTHORIZED................................................  2,000,000,000   1,500,000,000    100,000,000
                                                                            ==============  ==============   ============
Investments in Affiliated Investment Companies at Cost..................... $           --  $    7,805,376   $    492,147
                                                                            ==============  ==============   ============
Investments at Cost........................................................ $   11,070,295  $           --   $         --
                                                                            ==============  ==============   ============
Foreign Currencies at Cost................................................. $        5,656  $           --   $         --
                                                                            ==============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $   11,399,671  $    7,513,994   $    551,447
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................         40,713          36,226          2,523
Accumulated Net Realized Gain (Loss).......................................       (306,816)        268,704        (61,922)
Net Unrealized Foreign Exchange Gain (Loss)................................           (608)           (589)          (124)
Net Unrealized Appreciation (Depreciation).................................      1,161,582       1,026,182         16,266
                                                                            --------------  --------------   ------------
NET ASSETS................................................................. $   12,294,542  $    8,844,517   $    508,190
                                                                            ==============  ==============   ============

                                                                            Asia Pacific
                                                                               Small
                                                                              Company
ASSETS:
Investments in Affiliated Investment Companies at Value.................... $    364,292
Investments at Value (including $1,270,773, $0, $0 and $0 of securities on
 loan, respectively).......................................................           --
Temporary Cash.............................................................           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...           --
Foreign Currencies at Value................................................           --
Cash.......................................................................           --
Receivables:
  Investment Securities Sold...............................................           --
  Dividends, Interest and Tax Reclaims.....................................           --
  Securities Lending Income................................................           --
  Fund Shares Sold.........................................................           58
Unrealized Gain on Foreign Currency Contracts..............................           --
Prepaid Expenses and Other Assets..........................................            9
                                                                            ------------
    Total Assets...........................................................      364,359
                                                                            ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................           --
  Investment Securities Purchased..........................................           --
  Fund Shares Redeemed.....................................................          101
  Due to Advisor...........................................................          122
  Unrealized Loss on Foreign Currency Contracts............................           --
Accrued Expenses and Other Liabilities.....................................           19
                                                                            ------------
    Total Liabilities......................................................          242
                                                                            ------------
NET ASSETS................................................................. $    364,117
                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $12,294,542;
 $8,844,517; $508,190 and $364,117 and shares outstanding of
 1,011,887,141; 484,820,150; 26,534,841 and 15,916,240, respectively....... $      22.88
                                                                            ============
NUMBER OF SHARES AUTHORIZED................................................  100,000,000
                                                                            ============
Investments in Affiliated Investment Companies at Cost..................... $    360,080
                                                                            ============
Investments at Cost........................................................ $         --
                                                                            ============
Foreign Currencies at Cost................................................. $         --
                                                                            ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    380,034
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................        7,045
Accumulated Net Realized Gain (Loss).......................................      (27,173)
Net Unrealized Foreign Exchange Gain (Loss)................................           (1)
Net Unrealized Appreciation (Depreciation).................................        4,212
                                                                            ------------
NET ASSETS................................................................. $    364,117
                                                                            ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                                DFA
                                                                  United      Continental  International  DFA Global
                                                               Kingdom Small     Small      Real Estate   Real Estate
                                                                  Company       Company     Securities    Securities
                                                                 Portfolio     Portfolio    Portfolio*     Portfolio
                                                               ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value....... $     35,057  $    169,046            --  $  3,300,166
Investments at Value (including $0, $0, $190,837, $0 and
 $988,066 of securities on loan, respectively)................           --            --  $  3,065,419            --
Temporary Cash Investments at Value & Cost....................           --            --            --         8,925
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost.................................................           --            --       198,808            --
Foreign Currencies at Value...................................           --            --           717            --
Cash..........................................................           --            --        20,031            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.......................................................           --            --           283            --
  Dividends, Interest and Tax Reclaims........................           --            --         9,292             1
  Securities Lending Income...................................           --            --           130            --
  Fund Shares Sold............................................           --            99         4,324         4,904
Unrealized Gain on Foreign Currency Contracts.................           --            --             1            --
Prepaid Expenses and Other Assets.............................            7            10            27            40
                                                               ------------  ------------  ------------  ------------
    Total Assets..............................................       35,064       169,155     3,299,032     3,314,036
                                                               ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................           --            --       198,808            --
  Investment Securities/Affiliated Investment Company
   Purchased..................................................           --            --        10,145         5,300
  Fund Shares Redeemed........................................           --           128           455         3,034
  Due to Advisor..............................................           10            56           875            51
Unrealized Loss on Foreign Currency Contracts.................           --            --           151            --
Accrued Expenses and Other Liabilities........................            4            10           222           179
                                                               ------------  ------------  ------------  ------------
    Total Liabilities.........................................           14           194       210,656         8,564
                                                               ------------  ------------  ------------  ------------
NET ASSETS.................................................... $     35,050  $    168,961  $  3,088,376  $  3,305,472
                                                               ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $35,050;
 $168,961; $3,088,376; $3,305,472 and $11,684,771 and
 shares outstanding of 975,775; 8,734,430; 548,726,426;
 310,892,904 and 597,749,808, respectively.................... $      35.92  $      19.34  $       5.63  $      10.63
                                                               ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                               ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........ $     23,694  $    144,331  $         --  $  2,628,854
                                                               ============  ============  ============  ============
Investments at Cost........................................... $         --  $         --  $  2,698,301  $         --
                                                               ============  ============  ============  ============
Foreign Currencies at Cost.................................... $         --  $         --  $        721  $         --
                                                               ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................... $     21,546  $    165,175  $  3,113,303  $  2,649,228
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................          106           119      (153,170)       21,784
Accumulated Net Realized Gain (Loss)..........................        2,032       (21,168)     (238,590)      (36,852)
Net Unrealized Foreign Exchange Gain (Loss)...................            3           120          (281)           --
Net Unrealized Appreciation (Depreciation)....................       11,363        24,715       367,114       671,312
                                                               ------------  ------------  ------------  ------------
NET ASSETS.................................................... $     35,050  $    168,961  $  3,088,376  $  3,305,472
                                                               ============  ============  ============  ============

                                                                     DFA
                                                                International
                                                                  Small Cap
                                                               Value Portfolio*
                                                               ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......              --
Investments at Value (including $0, $0, $190,837, $0 and
 $988,066 of securities on loan, respectively)................  $   11,620,902
Temporary Cash Investments at Value & Cost....................              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost.................................................       1,064,003
Foreign Currencies at Value...................................          28,811
Cash..........................................................          11,527
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.......................................................           9,978
  Dividends, Interest and Tax Reclaims........................          29,193
  Securities Lending Income...................................           1,089
  Fund Shares Sold............................................           7,407
Unrealized Gain on Foreign Currency Contracts.................               2
Prepaid Expenses and Other Assets.............................              85
                                                                --------------
    Total Assets..............................................      12,772,997
                                                                --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................       1,064,003
  Investment Securities/Affiliated Investment Company
   Purchased..................................................          12,746
  Fund Shares Redeemed........................................           4,200
  Due to Advisor..............................................           6,300
Unrealized Loss on Foreign Currency Contracts.................             191
Accrued Expenses and Other Liabilities........................             786
                                                                --------------
    Total Liabilities.........................................       1,088,226
                                                                --------------
NET ASSETS....................................................  $   11,684,771
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $35,050;
 $168,961; $3,088,376; $3,305,472 and $11,684,771 and
 shares outstanding of 975,775; 8,734,430; 548,726,426;
 310,892,904 and 597,749,808, respectively....................  $        19.55
                                                                ==============
NUMBER OF SHARES AUTHORIZED...................................   2,300,000,000
                                                                ==============
Investments in Affiliated Investment Companies at Cost........  $           --
                                                                ==============
Investments at Cost...........................................  $   10,060,182
                                                                ==============
Foreign Currencies at Cost....................................  $       29,123
                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital...............................................  $    9,902,122
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................          20,577
Accumulated Net Realized Gain (Loss)..........................         202,416
Net Unrealized Foreign Exchange Gain (Loss)...................            (752)
Net Unrealized Appreciation (Depreciation)....................       1,560,408
                                                                --------------
NET ASSETS....................................................  $   11,684,771
                                                                ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                     International                 World ex U.S.  World ex U.S.
                                                                     Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                                      Portfolio*   Value Portfolio   Portfolio      Portfolio
                                                                     ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............           --   $    113,790    $    150,964  $    405,777
Investments at Value (including $139,049, $0, $0, $0 and $0 of
 securities on loan, respectively).................................. $  1,297,986             --              --            --
Temporary Cash Investments at Value & Cost..........................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      144,450             --              --            --
Foreign Currencies at Value.........................................          759             --              --            --
Cash................................................................        5,192            124             107         1,539
Receivables:
  Investment Securities Sold........................................           34             --              --            --
  Dividends, Interest and Tax Reclaims..............................        2,867             --              --            --
  Securities Lending Income.........................................          109             --              --            --
  Fund Shares Sold..................................................        2,203             97             119           677
  From Advisor......................................................           --             --              --            23
Prepaid Expenses and Other Assets...................................           21             11              19            16
                                                                     ------------   ------------    ------------  ------------
    Total Assets....................................................    1,453,621        114,022         151,209       408,032
                                                                     ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      144,450             --              --            --
  Investment Securities Purchased...................................        2,523             17              32         1,339
  Fund Shares Redeemed..............................................          511             10              50             9
  Due to Advisor....................................................          482             39              16            --
Unrealized Loss on Foreign Currency Contracts.......................            2             --              --            --
Accrued Expenses and Other Liabilities..............................          100              5              15            36
                                                                     ------------   ------------    ------------  ------------
    Total Liabilities...............................................      148,068             71             113         1,384
                                                                     ------------   ------------    ------------  ------------
NET ASSETS.......................................................... $  1,305,553   $    113,951    $    151,096  $    406,648
                                                                     ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $1,305,553;
 $113,951; $151,096; $406,648 and $75,707 and shares
 outstanding of 115,931,127; 9,967,506; 12,511,669;
 38,752,388 and 5,680,133, respectively............................. $      11.26   $      11.43    $      12.08  $      10.49
                                                                     ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                                     ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost.............. $         --   $    104,616    $    144,053  $    407,877
                                                                     ============   ============    ============  ============
Investments at Cost................................................. $  1,142,139   $         --    $         --  $         --
                                                                     ============   ============    ============  ============
Foreign Currencies at Cost.......................................... $        763   $         --    $         --  $         --
                                                                     ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $  1,133,748   $    106,315    $    145,500  $    409,000
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................        4,680            343             218            (2)
Accumulated Net Realized Gain (Loss)................................       11,355         (1,837)         (1,533)         (250)
Net Unrealized Foreign Exchange Gain (Loss).........................          (73)           (44)             --            --
Net Unrealized Appreciation (Depreciation)..........................      155,843          9,174           6,911        (2,100)
                                                                     ------------   ------------    ------------  ------------
NET ASSETS.......................................................... $  1,305,553   $    113,951    $    151,096  $    406,648
                                                                     ============   ============    ============  ============

                                                                      World Core
                                                                        Equity
                                                                      Portfolio
                                                                     ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $     75,647
Investments at Value (including $139,049, $0, $0, $0 and $0 of
 securities on loan, respectively)..................................           --
Temporary Cash Investments at Value & Cost..........................           35
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --
Foreign Currencies at Value.........................................           --
Cash................................................................           --
Receivables:
  Investment Securities Sold........................................           --
  Dividends, Interest and Tax Reclaims..............................           --
  Securities Lending Income.........................................           --
  Fund Shares Sold..................................................           --
  From Advisor......................................................           28
Prepaid Expenses and Other Assets...................................            7
                                                                     ------------
    Total Assets....................................................       75,717
                                                                     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --
  Investment Securities Purchased...................................           --
  Fund Shares Redeemed..............................................           --
  Due to Advisor....................................................           --
Unrealized Loss on Foreign Currency Contracts.......................           --
Accrued Expenses and Other Liabilities..............................           10
                                                                     ------------
    Total Liabilities...............................................           10
                                                                     ------------
NET ASSETS.......................................................... $     75,707
                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $1,305,553;
 $113,951; $151,096; $406,648 and $75,707 and shares
 outstanding of 115,931,127; 9,967,506; 12,511,669;
 38,752,388 and 5,680,133, respectively............................. $      13.33
                                                                     ============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000
                                                                     ============
Investments in Affiliated Investment Companies at Cost.............. $     78,254
                                                                     ============
Investments at Cost................................................. $         --
                                                                     ============
Foreign Currencies at Cost.......................................... $         --
                                                                     ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     78,074
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           --
Accumulated Net Realized Gain (Loss)................................          240
Net Unrealized Foreign Exchange Gain (Loss).........................           --
Net Unrealized Appreciation (Depreciation)..........................       (2,607)
                                                                     ------------
NET ASSETS.......................................................... $     75,707
                                                                     ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                           Selectively                  Emerging
                                                                          Hedged Global   Emerging       Markets
                                                                             Equity        Markets      Small Cap
                                                                            Portfolio     Portfolio     Portfolio
                                                                          ------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.................. $    141,266  $  4,080,491  $  4,861,064
Investments at Value (including $0, $0, $0, $0 and $2,020,097 of
 securities on loan, respectively).......................................           --            --            --
Temporary Cash...........................................................        5,756            --            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.           --            --            --
Segregated Cash for Futures Contracts....................................          235            --            --
Foreign Currencies at Value..............................................           --            --            --
Cash.....................................................................           --            --            --
Receivables:
 Investment Securities/Affiliated Investment Companies Sold..............           --            --            --
 Dividends, Interest and Tax Reclaims....................................           --            --            --
 Securities Lending Income...............................................           --            --            --
 Fund Shares Sold........................................................           --         5,607         2,337
 From Advisor............................................................            2            --            --
 Futures Margin Variation................................................           58            --            --
Unrealized Gain on Forward Currency Contracts............................          638            --            --
Prepaid Expenses and Other Assets........................................           13            30            50
                                                                          ------------  ------------  ------------
    Total Assets.........................................................      147,968     4,086,128     4,863,451
                                                                          ------------  ------------  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned........................................           --            --            --
 Investment Securities/Affiliated Investment Companies Purchased.........          300            --            --
 Fund Shares Redeemed....................................................          383        10,866           810
 Due to Advisor..........................................................           --         1,349         1,835
Unrealized Loss on Foreign Currency Contracts............................           --            --            --
Accrued Expenses and Other Liabilities...................................            9           215           203
                                                                          ------------  ------------  ------------
    Total Liabilities....................................................          692        12,430         2,848
                                                                          ------------  ------------  ------------
NET ASSETS............................................................... $    147,276  $  4,073,698  $  4,860,603
                                                                          ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $99,066 and $0
 and shares outstanding of 0; 0; 0; 3,564,838 and 0, respectively........          N/A           N/A           N/A
                                                                          ============  ============  ============
Institutional Class Shares -- based on net assets of $147,276;
 $4,073,698; $4,860,603; $18,647,276 and $15,727,547 and shares outstanding of 10,370,147; 152,931,698; 226,969,296; 670,453,061
 and 783,404,911, respectively........................................... $      14.20  $      26.64  $      21.42
                                                                          ============  ============  ============
NUMBER OF SHARES AUTHORIZED..............................................  100,000,000   500,000,000   500,000,000
                                                                          ============  ============  ============
Investments in Affiliated Investment Companies at Cost................... $    124,892  $  2,936,205  $  4,385,026
                                                                          ============  ============  ============
Investments at Cost...................................................... $         --  $         --  $         --
                                                                          ============  ============  ============
Foreign Currencies at Cost............................................... $         --  $         --  $         --
                                                                          ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    125,440  $  2,949,124  $  4,296,559
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................        3,031         6,653         7,565
Accumulated Net Realized Gain (Loss).....................................        1,742       (26,314)       80,669
Net Unrealized Foreign Exchange Gain (Loss)..............................          638           (51)         (228)
Net Unrealized Appreciation (Depreciation)...............................       16,425     1,144,286       476,038
                                                                          ------------  ------------  ------------
NET ASSETS............................................................... $    147,276  $  4,073,698  $  4,860,603
                                                                          ============  ============  ============

                                                                                             Emerging
                                                                             Emerging      Markets Core
                                                                           Markets Value      Equity
                                                                             Portfolio      Portfolio*
                                                                          --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.................. $   18,743,742              --
Investments at Value (including $0, $0, $0, $0 and $2,020,097 of
 securities on loan, respectively).......................................             --  $   15,609,324
Temporary Cash...........................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.             --       1,559,647
Segregated Cash for Futures Contracts....................................             --              --
Foreign Currencies at Value..............................................             --          17,742
Cash.....................................................................             --          91,653
Receivables:
 Investment Securities/Affiliated Investment Companies Sold..............             --           1,250
 Dividends, Interest and Tax Reclaims....................................             --          13,732
 Securities Lending Income...............................................             --           3,328
 Fund Shares Sold........................................................         17,245          18,176
 From Advisor............................................................             --              --
 Futures Margin Variation................................................             --              --
Unrealized Gain on Forward Currency Contracts............................             --              --
Prepaid Expenses and Other Assets........................................             68              91
                                                                          --------------  --------------
    Total Assets.........................................................     18,761,055      17,314,943
                                                                          --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned........................................             --       1,559,647
 Investment Securities/Affiliated Investment Companies Purchased.........             --          10,304
 Fund Shares Redeemed....................................................          7,771           8,693
 Due to Advisor..........................................................          6,275           7,152
Unrealized Loss on Foreign Currency Contracts............................             --              15
Accrued Expenses and Other Liabilities...................................            667           1,585
                                                                          --------------  --------------
    Total Liabilities....................................................         14,713       1,587,396
                                                                          --------------  --------------
NET ASSETS............................................................... $   18,746,342  $   15,727,547
                                                                          ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $99,066 and $0
 and shares outstanding of 0; 0; 0; 3,564,838 and 0, respectively........ $        27.79             N/A
                                                                          ==============  ==============
Institutional Class Shares -- based on net assets of $147,276;
 $4,073,698; $4,860,603; $18,647,276 and $15,727,547 and shares outstanding of 10,370,147; 152,931,698; 226,969,296; 670,453,061
 and 783,404,911, respectively........................................... $        27.81  $        20.08
                                                                          ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................................  1,500,000,000   1,000,000,000
                                                                          ==============  ==============
Investments in Affiliated Investment Companies at Cost................... $   18,506,990  $           --
                                                                          ==============  ==============
Investments at Cost...................................................... $           --  $   14,262,183
                                                                          ==============  ==============
Foreign Currencies at Cost............................................... $           --  $       17,745
                                                                          ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $   19,017,206  $   14,516,502
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................         37,443          28,530
Accumulated Net Realized Gain (Loss).....................................       (545,118)       (164,363)
Net Unrealized Foreign Exchange Gain (Loss)..............................             59            (260)
Net Unrealized Appreciation (Depreciation)...............................        236,752       1,347,138
                                                                          --------------  --------------
NET ASSETS............................................................... $   18,746,342  $   15,727,547
                                                                          ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                 Enhanced
                                                                                U.S. Large U.S. Large U.S. Large  U.S. Targeted
                                                                                 Company   Cap Equity Cap Value       Value
                                                                                Portfolio  Portfolio  Portfolio*    Portfolio
                                                                                ---------- ---------- ----------  -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...................................................................       --         --   $  272,418          --
   Interest....................................................................       --         --           20          --
   Income from Securities Lending..............................................       --         --        2,502          --
   Expenses Allocated from Affiliated Investment Company.......................       --         --      (14,920)         --
                                                                                 -------    -------   ----------    --------
    Total Net Investment Income Received from Affiliated Investment Company....       --         --      260,020          --
                                                                                 -------    -------   ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $8, respectively).  $   162    $ 3,773           --    $ 59,301
  Interest.....................................................................    1,451          1           --          12
  Income from Securities Lending...............................................       --         54           --       3,332
                                                                                 -------    -------   ----------    --------
    Total Investment Income....................................................    1,613      3,828           --      62,645
                                                                                 -------    -------   ----------    --------
Fund Expenses
  Investment Advisory Services Fees............................................      103        297           --       4,941
  Administrative Services Fees.................................................      310         --       20,484      12,352
  Accounting & Transfer Agent Fees.............................................       15         17          107         285
  S&P 500(R) Fees..............................................................        8         --           --          --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --         --           --          12
   Class R2 Shares.............................................................       --         --           --         166
  Custodian Fees...............................................................        8         15           --          78
  Filing Fees..................................................................       22         33          319         218
  Shareholders' Reports........................................................        4          6          298         142
  Directors'/Trustees' Fees & Expenses.........................................        1          1           96          35
  Professional Fees............................................................        5          6           65         109
  Organizational & Offering Costs..............................................       --         28           --          --
  Other........................................................................        3          3           76          43
                                                                                 -------    -------   ----------    --------
    Total Expenses.............................................................      479        406       21,445      18,381
                                                                                 -------    -------   ----------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...............................................       --        (29)          --          --
  Fees Paid Indirectly.........................................................       (2)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Expenses.................................................................      477        377       21,445      18,381
                                                                                 -------    -------   ----------    --------
  Net Investment Income (Loss).................................................    1,136      3,451      238,575      44,264
                                                                                 -------    -------   ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................      643        563      600,495     262,739
   Futures.....................................................................   31,175         --           --          --
   Foreign Currency Transactions...............................................     (151)        --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................      332     24,836    1,088,709     116,751
   Futures.....................................................................     (852)        --           --          --
   Translation of Foreign Currency Denominated Amounts.........................      408         --           --          --
                                                                                 -------    -------   ----------    --------
  Net Realized and Unrealized Gain (Loss)......................................   31,555     25,399    1,689,204     379,490
                                                                                 -------    -------   ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations................  $32,691    $28,850   $1,927,779    $423,754
                                                                                 =======    =======   ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                      Cap Value  Equity 1   Equity 2     Equity
                                                                      Portfolio  Portfolio  Portfolio   Portfolio
                                                                      ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $38, $46, $34 and $6,
   respectively).....................................................  $120,663  $  159,836 $  195,784  $ 48,388
  Interest...........................................................        25          22         22         4
  Income from Securities Lending.....................................     5,060       4,124      6,170     2,310
                                                                       --------  ---------- ----------  --------
     Total Investment Income.........................................   125,748     163,982    201,976    50,702
                                                                       --------  ---------- ----------  --------
Expenses
  Investment Advisory Services Fees..................................    21,412      15,551     22,906     9,637
  Administrative Services Fees.......................................    32,118          --         --        --
  Accounting & Transfer Agent Fees...................................       606         518        647       184
  Custodian Fees.....................................................       148         129        148        54
  Filing Fees........................................................       336         439        377       112
  Shareholders' Reports..............................................       213         128        168        80
  Directors'/Trustees' Fees & Expenses...............................        76          64         80        23
  Professional Fees..................................................       254         189        243        69
  Other..............................................................        95          79         99        33
                                                                       --------  ---------- ----------  --------
     Total Expenses..................................................    55,258      17,097     24,668    10,192
                                                                       --------  ---------- ----------  --------
  Net Investment Income (Loss).......................................    70,490     146,885    177,308    40,510
                                                                       --------  ---------- ----------  --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   462,894      51,551     91,185   115,011
    Futures..........................................................   (12,757)         --         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................   404,462   1,034,068  1,187,562   197,283
                                                                       --------  ---------- ----------  --------
  Net Realized and Unrealized Gain (Loss)............................   854,599   1,085,619  1,278,747   312,294
                                                                       --------  ---------- ----------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $925,089  $1,232,504 $1,456,055  $352,804
                                                                       ========  ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate      Large Cap
                                                                  U.S. Small    U.S. Micro   Securities  International
                                                                 Cap Portfolio Cap Portfolio Portfolio     Portfolio
                                                                 ------------- ------------- ----------  -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $22, $12, $0 and
   $7,592, respectively)........................................   $ 92,975      $ 51,716    $  143,591    $105,069
  Interest......................................................         11             3             9          --
  Income from Securities Lending................................     10,024         6,741         1,285       3,427
                                                                   --------      --------    ----------    --------
     Total Investment Income....................................    103,010        58,460       144,885     108,496
                                                                   --------      --------    ----------    --------
Expenses
  Investment Advisory Services Fees.............................      2,525         4,842         9,263       7,471
  Administrative Services Fees..................................     26,929        19,369            --          --
  Accounting & Transfer Agent Fees..............................        478           277           309         182
  Custodian Fees................................................        140            82            64         319
  Filing Fees...................................................        286           113           219          95
  Shareholders' Reports.........................................        194           105           158         121
  Directors'/Trustees' Fees & Expenses..........................         60            35            37          21
  Professional Fees.............................................        207           123           111         111
  Other.........................................................         74            49            42          39
                                                                   --------      --------    ----------    --------
     Total Expenses.............................................     30,893        24,995        10,203       8,359
                                                                   --------      --------    ----------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --            --          (396)         --
  Fees Paid Indirectly..........................................         --            --            --          (9)
                                                                   --------      --------    ----------    --------
     Net Expenses...............................................     30,893        24,995         9,807       8,350
                                                                   --------      --------    ----------    --------
Net Investment Income (Loss)....................................     72,117        33,465       135,078     100,146
                                                                   --------      --------    ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    281,378       293,787        51,264      (5,883)
    Futures.....................................................         --          (692)         (553)         --
    Foreign Currency Transactions...............................         --            --            --      (1,034)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    332,001        40,078       857,969     (85,773)
    Translation of Foreign Currency Denominated Amounts.........         --            --            --        (232)
                                                                   --------      --------    ----------    --------
  Net Realized and Unrealized Gain (Loss).......................    613,379       333,173       908,680     (92,922)
                                                                   --------      --------    ----------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $685,496      $366,638    $1,043,758    $  7,224
                                                                   ========      ========    ==========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $18,245, $804
     and $310, respectively)...........................................          --     $ 223,629    $ 7,253     $ 14,113
    Interest...........................................................          --             1         --           --
    Income from Securities Lending.....................................          --        19,367        641        1,067
    Expenses Allocated from Affiliated Investment Companies............          --       (11,216)      (562)        (490)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       231,781      7,332       14,690
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $26,542, $0, $0 and $0,
   respectively).......................................................   $ 361,812            --         --           --
  Interest.............................................................          --            31         --           --
  Income from Securities Lending.......................................      15,893            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     377,705            31         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      39,037            --         --           --
  Administrative Services Fees.........................................          --        36,252      1,757        1,488
  Accounting & Transfer Agent Fees.....................................         641            95         25           25
  Custodian Fees.......................................................       1,505             2         --           --
  Filing Fees..........................................................         553           197         34           29
  Shareholders' Reports................................................         234           212          4            5
  Directors'/Trustees' Fees & Expenses.................................          78            64          3            3
  Professional Fees....................................................         269            73          5            7
  Other................................................................         131            53          3            1
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      42,448        36,948      1,831        1,558
                                                                          ---------     ---------    -------     --------
  Fees Paid Indirectly.................................................         (49)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      42,399        36,948      1,831        1,558
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     335,306       194,864      5,501       13,132
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................    (183,788)      303,846      9,738          227
    Futures............................................................          --          (945)        --           --
    Foreign Currency Transactions......................................      (1,661)         (909)      (118)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (293,395)     (612,635)    (8,349)     (25,748)
    Futures............................................................          --            --         --           --
    Translation of Foreign Currency Denominated Amounts................        (699)         (606)      (112)          (4)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (479,543)     (311,249)     1,159      (25,525)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(144,237)    $(116,385)   $ 6,660     $(12,393)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                      United                    DFA
                                                                     Kingdom   Continental International DFA Global
                                                                      Small       Small     Real Estate  Real Estate
                                                                     Company     Company    Securities   Securities
                                                                    Portfolio* Portfolio*    Portfolio    Portfolio
                                                                    ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $601, $0, $0
    and $0, respectively)..........................................  $ 1,170    $  4,009           --           --
   Income Distributions Received from Affiliated Investment
    Companies......................................................       --          --           --     $ 84,335
   Income from Securities Lending..................................        5         585           --           --
   Expenses Allocated from Affiliated Investment Company...........      (44)       (231)          --           --
                                                                     -------    --------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................    1,131       4,363           --       84,335
                                                                     -------    --------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $12,355, $0
   and $20,887, respectively)......................................       --          --     $113,687           --
  Interest.........................................................       --           1           --            4
  Income from Securities Lending...................................       --          --        1,921           --
                                                                     -------    --------     --------     --------
     Total Fund Investment Income..................................       --           1      115,608            4
                                                                     -------    --------     --------     --------
Fund Expenses
  Investment Advisory Services Fees................................       --          --        8,947        6,955
  Administrative Services Fees.....................................      153         728           --           --
  Accounting & Transfer Agent Fees.................................       17          24          157           55
  Custodian Fees...................................................       --          --          376            1
  Filing Fees......................................................       16          18          154          213
  Shareholders' Reports............................................        1           4           73          114
  Directors'/Trustees' Fees & Expenses.............................       --           1           18           17
  Professional Fees................................................        3           4           57           20
  Other............................................................        1           1           31            9
                                                                     -------    --------     --------     --------
     Total Expenses................................................      191         780        9,813        7,384
                                                                     -------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (12)         --           --       (5,839)
  Fees Paid Indirectly.............................................       --          --          (14)          --
                                                                     -------    --------     --------     --------
  Net Expenses.....................................................      179         780        9,799        1,545
                                                                     -------    --------     --------     --------
  Net Investment Income (Loss).....................................      952       3,584      105,809       82,794
                                                                     -------    --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................    2,353       5,664        3,629       (2,790)
   Futures.........................................................       --         (53)          --           --
   Foreign Currency Transactions...................................       (4)        (20)        (581)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................   (2,920)    (13,937)      99,706      305,008
   Futures.........................................................       --          --           --           --
   Translation of Foreign Currency Denominated Amounts.............       (1)         (9)        (267)          --
                                                                     -------    --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........................     (572)     (8,355)     102,487      302,218
                                                                     -------    --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................  $   380    $ (4,771)    $208,296     $385,012
                                                                     =======    ========     ========     ========

                                                                         DFA
                                                                    International
                                                                      Small Cap
                                                                        Value
                                                                      Portfolio
                                                                    -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $601, $0, $0
    and $0, respectively)..........................................          --
   Income Distributions Received from Affiliated Investment
    Companies......................................................          --
   Income from Securities Lending..................................          --
   Expenses Allocated from Affiliated Investment Company...........          --
                                                                      ---------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................          --
                                                                      ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $12,355, $0
   and $20,887, respectively)......................................   $ 275,245
  Interest.........................................................          --
  Income from Securities Lending...................................      19,108
                                                                      ---------
     Total Fund Investment Income..................................     294,353
                                                                      ---------
Fund Expenses
  Investment Advisory Services Fees................................      77,966
  Administrative Services Fees.....................................          --
  Accounting & Transfer Agent Fees.................................         690
  Custodian Fees...................................................       1,463
  Filing Fees......................................................         235
  Shareholders' Reports............................................         246
  Directors'/Trustees' Fees & Expenses.............................          85
  Professional Fees................................................         324
  Other............................................................         146
                                                                      ---------
     Total Expenses................................................      81,155
                                                                      ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................          --
  Fees Paid Indirectly.............................................         (16)
                                                                      ---------
  Net Expenses.....................................................      81,139
                                                                      ---------
  Net Investment Income (Loss).....................................     213,214
                                                                      ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     220,979
   Futures.........................................................          --
   Foreign Currency Transactions...................................      (2,193)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    (457,867)
   Futures.........................................................          --
   Translation of Foreign Currency Denominated Amounts.............        (878)
                                                                      ---------
  Net Realized and Unrealized Gain (Loss)..........................    (239,959)
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $ (26,745)
                                                                      =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                           World ex U.S.
                                                               International World ex U.S.   Targeted    World ex U.S. World Core
                                                               Vector Equity     Value         Value      Core Equity    Equity
                                                                 Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                               ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $310,
    $147, $0 and $0, respectively)............................         --       $ 4,469       $ 1,133            --     $     1
   Income Distributions Received from Affiliated Investment
    Companies.................................................         --           182         1,680      $  6,170         351
   Income from Securities Lending.............................         --           128            81            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (216)          (71)           --          --
                                                                 --------       -------       -------      --------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         4,563         2,823         6,170         352
                                                                 --------       -------       -------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,855, $0,
   $0, $0 and $0, respectively)...............................   $ 37,256            --            --            --          --
  Income from Securities Lending..............................      1,876            --            --            --          --
                                                                 --------       -------       -------      --------     -------
     Total Investment Income..................................     39,132            --            --            --          --
                                                                 --------       -------       -------      --------     -------
Fund Expenses
  Investment Advisory Services Fees...........................      5,621           554           813           938          81
  Accounting & Transfer Agent Fees............................         84            20            31            28          33
  Custodian Fees..............................................        266             2             4             4           1
  Filing Fees.................................................         75            21            48            49          27
  Shareholders' Reports.......................................         54             2             2             2          12
  Directors'/Trustees' Fees & Expenses........................          9             1             1             2          --
  Professional Fees...........................................         48            10            12            12          21
  Organizational & Offering Costs.............................         --            --            --            16          --
  Other.......................................................         21             2             3             3           1
                                                                 --------       -------       -------      --------     -------
     Total Expenses...........................................      6,178           612           914         1,054         176
                                                                 --------       -------       -------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................         --          (224)         (668)         (967)       (165)
  Fees Paid Indirectly........................................         (4)           --            --            (1)         --
                                                                 --------       -------       -------      --------     -------
  Net Expenses................................................      6,174           388           246            86          11
                                                                 --------       -------       -------      --------     -------
  Net Investment Income (Loss)................................     32,958         4,175         2,577         6,084         341
                                                                 --------       -------       -------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           157           983            --           3
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     14,492         1,007        (2,175)         (107)        247
   Futures....................................................         --             1             1            --          --
   Foreign Currency Transactions..............................       (376)          (40)           (9)           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................    (66,559)       (6,120)       (4,735)      (13,820)     (2,851)
   Futures....................................................         --             1            --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................        (93)          (12)           --            --          --
                                                                 --------       -------       -------      --------     -------
  Net Realized and Unrealized Gain (Loss).....................    (52,536)       (5,006)       (5,935)      (13,927)     (2,601)
                                                                 --------       -------       -------      --------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................   $(19,578)      $  (831)      $(3,358)     $ (7,843)    $(2,260)
                                                                 ========       =======       =======      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                             Selectively              Emerging   Emerging
                                                                               Hedged      Emerging   Markets    Markets
                                                                            Global Equity  Markets   Small Cap    Value
                                                                              Portfolio   Portfolio* Portfolio* Portfolio*
                                                                            ------------- ---------- ---------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $12,913, $11,001,
    $69,599 and $0, respectively)..........................................        --      $ 98,189   $101,164  $ 528,265
   Income Distributions Received from Affiliated Investment
    Companies..............................................................    $2,199            --         --         --
   Interest................................................................        --             5          5          8
   Income from Securities Lending..........................................        --         4,707     19,756     24,637
   Expenses Allocated from Affiliated Investment Companies.................        --        (5,798)   (11,646)   (28,263)
                                                                               ------      --------   --------  ---------
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................     2,199        97,103    109,279    524,647
                                                                               ------      --------   --------  ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $46,703,
   respectively)...........................................................        --            --         --         --
  Interest.................................................................         3            --         --         --
  Income from Securities Lending...........................................        --            --         --         --
                                                                               ------      --------   --------  ---------
     Total Fund Investment Income..........................................         3            --         --         --
                                                                               ------      --------   --------  ---------
Fund Expenses
  Investment Advisory Services Fees........................................       329            --         --         --
  Administrative Services Fees.............................................        --        15,438     19,823     76,112
  Accounting & Transfer Agent Fees.........................................        18            47         49        141
  Shareholder Servicing Fees --
   Class R2 Shares.........................................................        --            --         --        250
  Custodian Fees...........................................................         2            --         --         --
  Filing Fees..............................................................        28           138        159        227
  Shareholders' Reports....................................................         2           152         77        261
  Directors'/Trustees' Fees & Expenses.....................................         1            27         31        135
  Professional Fees........................................................         9            26         29        115
  Other....................................................................         1            22         26        115
                                                                               ------      --------   --------  ---------
     Total Expenses........................................................       390        15,850     20,194     77,356
                                                                               ------      --------   --------  ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................      (315)           --         --         --
  Fees Paid Indirectly.....................................................        --            --         --         --
                                                                               ------      --------   --------  ---------
  Net Expenses.............................................................        75        15,850     20,194     77,356
                                                                               ------      --------   --------  ---------
  Net Investment Income (Loss).............................................     2,127        81,253     89,085    447,291
                                                                               ------      --------   --------  ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...............................................................       342            --         --         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................     1,409       (24,604)    98,856   (519,942)
   Futures.................................................................       572            --         --        499
   Foreign Currency Transactions...........................................     1,469          (658)      (968)    (4,493)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................     1,003        12,634     21,383   (179,006)
   Futures.................................................................       (82)           --         (4)        --
   Translation of Foreign Currency Denominated Amounts.....................       610           (12)      (137)       (29)
                                                                               ------      --------   --------  ---------
  Net Realized and Unrealized Gain (Loss)..................................     5,323       (12,640)   119,130   (702,971)
                                                                               ------      --------   --------  ---------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $7,450      $ 68,613   $208,215  $(255,680)
                                                                               ======      ========   ========  =========

                                                                             Emerging
                                                                              Markets
                                                                            Core Equity
                                                                             Portfolio
                                                                            -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $12,913, $11,001,
    $69,599 and $0, respectively)..........................................         --
   Income Distributions Received from Affiliated Investment
    Companies..............................................................         --
   Interest................................................................         --
   Income from Securities Lending..........................................         --
   Expenses Allocated from Affiliated Investment Companies.................         --
                                                                             ---------
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................         --
                                                                             ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $46,703,
   respectively)...........................................................  $ 357,701
  Interest.................................................................          2
  Income from Securities Lending...........................................     32,636
                                                                             ---------
     Total Fund Investment Income..........................................    390,339
                                                                             ---------
Fund Expenses
  Investment Advisory Services Fees........................................     79,177
  Administrative Services Fees.............................................         --
  Accounting & Transfer Agent Fees.........................................        823
  Shareholder Servicing Fees --
   Class R2 Shares.........................................................         --
  Custodian Fees...........................................................      6,018
  Filing Fees..............................................................        527
  Shareholders' Reports....................................................        329
  Directors'/Trustees' Fees & Expenses.....................................        100
  Professional Fees........................................................        391
  Other....................................................................        169
                                                                             ---------
     Total Expenses........................................................     87,534
                                                                             ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................         --
  Fees Paid Indirectly.....................................................        (75)
                                                                             ---------
  Net Expenses.............................................................     87,459
                                                                             ---------
  Net Investment Income (Loss).............................................    302,880
                                                                             ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...............................................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................   (111,516)
   Futures.................................................................         --
   Foreign Currency Transactions...........................................     (2,722)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................    123,834
   Futures.................................................................         --
   Translation of Foreign Currency Denominated Amounts.....................       (212)
                                                                             ---------
  Net Realized and Unrealized Gain (Loss)..................................      9,384
                                                                             ---------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 312,264
                                                                             =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1,357, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Enhanced U.S. Large   U.S. Large Cap      U.S. Large Cap Value
                                                      Company Portfolio   Equity Portfolio           Portfolio
                                                     ------------------  ------------------  ------------------------
                                                                                    Period
                                                                                   June 25,
                                                       Year      Year      Year    2013(a)       Year         Year
                                                      Ended     Ended     Ended       to        Ended        Ended
                                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,
                                                       2014      2013      2014      2013        2014         2013
                                                     --------  --------  --------  --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  1,136  $  1,274  $  3,451  $    591  $   238,575  $   183,780
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................      643      (238)      563        37      600,495      819,592
    Futures.........................................   31,175    40,444        --        --           --           --
    Foreign Currency Transactions...................     (151)     (934)       --        --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......      332     1,803    24,836    10,560    1,088,709    2,030,120
    Futures.........................................     (852)    5,088        --        --           --           --
    Translation of Foreign Currency Denominated
     Amounts........................................      408       946        --        --           --           --
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   32,691    48,383    28,850    11,188    1,927,779    3,033,492
                                                     --------  --------  --------  --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (903)   (1,597)   (3,170)     (321)    (230,364)    (180,943)
  Net Short-Term Gains:
    Institutional Class Shares......................       --        --       (40)       --           --           --
                                                     --------  --------  --------  --------  -----------  -----------
     Total Distributions............................     (903)   (1,597)   (3,210)     (321)    (230,364)    (180,943)
                                                     --------  --------  --------  --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   36,703    49,190   134,371   127,286    3,477,302    2,669,600
  Shares Issued in Lieu of Cash Distributions.......      757     1,381     3,180       321      209,934      165,830
  Shares Redeemed...................................  (65,369)  (74,528)  (23,643)   (3,067)  (2,200,742)  (2,059,492)
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................  (27,909)  (23,957)  113,908   124,540    1,486,494      775,938
                                                     --------  --------  --------  --------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    3,879    22,829   139,548   135,407    3,183,909    3,628,487
Net Assets
  Beginning of Period...............................  212,840   190,011   135,407        --   11,963,072    8,334,585
                                                     --------  --------  --------  --------  -----------  -----------
  End of Period..................................... $216,719  $212,840  $274,955  $135,407  $15,146,981  $11,963,072
                                                     ========  ========  ========  ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................    2,890     4,732    11,205    12,483      108,157      102,131
  Shares Issued in Lieu of Cash Distributions.......       60       142       265        30        6,479        6,512
  Shares Redeemed...................................   (5,263)   (7,146)   (1,962)     (286)     (68,360)     (79,135)
                                                     --------  --------  --------  --------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................   (2,313)   (2,272)    9,508    12,227       46,276       29,508
                                                     ========  ========  ========  ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    149  $    200  $    502  $    281  $    32,662  $    28,203

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       U.S. Targeted Value      U.S. Small Cap Value       U.S. Core Equity 1
                                                            Portfolio                 Portfolio                 Portfolio
                                                     -----------------------  ------------------------  ------------------------
                                                        Year         Year         Year         Year         Year         Year
                                                       Ended        Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2014         2013         2014         2013         2014         2013
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   44,264  $    45,589  $    70,490  $   104,594  $   146,885  $   109,577
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    262,739      274,964      462,894      467,388       51,551       48,730
   Futures..........................................         --        4,864      (12,757)       4,175           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities............................    116,751      903,746      404,462    2,087,253    1,034,068    1,549,261
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    423,754    1,229,163      925,089    2,663,410    1,232,504    1,707,568
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................        (80)        (604)          --           --           --           --
   Class R2 Shares..................................       (330)        (171)          --           --           --           --
   Institutional Class Shares.......................    (37,254)     (44,723)     (63,952)     (97,302)    (135,714)    (105,633)
  Net Short-Term Gains:
   Class R1 Shares..................................        (32)        (162)          --           --           --           --
   Class R2 Shares..................................        (84)         (43)          --           --           --           --
   Institutional Class Shares.......................    (13,954)      (9,669)      (2,510)     (15,668)          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................       (544)      (2,657)          --           --           --           --
   Class R2 Shares..................................     (1,417)        (709)          --           --           --           --
   Institutional Class Shares.......................   (235,328)    (158,843)    (443,795)    (380,218)     (34,892)          --
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (289,023)    (217,581)    (510,257)    (493,188)    (170,606)    (105,633)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,893,177    1,069,213    2,936,905    1,700,691    3,297,271    2,012,312
  Shares Issued in Lieu of Cash Distributions.......    271,172      193,793      463,121      448,519      161,062       95,895
  Shares Redeemed...................................   (921,922)  (1,112,648)  (1,829,533)  (1,880,921)  (1,305,580)  (1,020,936)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions............................  1,242,427      150,358    1,570,493      268,289    2,152,753    1,087,271
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........  1,377,158    1,161,940    1,985,325    2,438,511    3,214,651    2,689,206
Net Assets
  Beginning of Year.................................  4,213,749    3,051,809    9,526,981    7,088,470    7,566,179    4,876,973
                                                     ----------  -----------  -----------  -----------  -----------  -----------
  End of Year....................................... $5,590,907  $ 4,213,749  $11,512,306  $ 9,526,981  $10,780,830  $ 7,566,179
                                                     ==========  ===========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     83,026       54,473       83,520       56,681      195,985      144,586
  Shares Issued in Lieu of Cash Distributions.......     12,467       11,549       13,724       17,521        9,673        7,046
  Shares Redeemed...................................    (40,542)     (56,250)     (52,171)     (64,686)     (77,540)     (73,616)
                                                     ----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     54,951        9,772       45,073        9,516      128,118       78,016
                                                     ==========  ===========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    6,119  $       484  $     3,960  $     1,366  $    19,703  $    14,478

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   U.S. Vector
                                                U.S. Core Equity 2 Portfolio    Equity Portfolio     U.S. Small Cap Portfolio
                                                ---------------------------  ----------------------  -----------------------
                                                    Year           Year         Year        Year         Year        Year
                                                   Ended          Ended        Ended       Ended        Ended       Ended
                                                  Oct. 31,       Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                    2014           2013         2014        2013         2014        2013
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   177,308    $   146,563   $   40,510  $   36,935  $    72,117  $   76,179
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................      91,185        106,205      115,011      42,264      281,378     252,589
    Futures....................................          --             --           --         (48)          --        (331)
    Foreign Currency Transactions..............          --             --           --          --           --           1
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   1,187,562      2,176,008      197,283     684,534      332,001   1,551,354
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,456,055      2,428,776      352,804     763,685      685,496   1,879,792
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (165,687)      (143,640)     (37,709)    (34,959)     (65,689)    (74,990)
  Net Short-Term Gains:
    Institutional Class Shares.................      (4,518)            --       (1,492)         --      (19,821)     (8,279)
  Net Long-Term Gains:
    Institutional Class Shares.................     (98,745)       (55,772)     (38,966)     (3,507)    (218,795)   (228,672)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Total Distributions.......................    (268,950)      (199,412)     (78,167)    (38,466)    (304,305)   (311,941)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   2,965,961      1,993,887      798,485     590,251    2,450,541   2,025,365
  Shares Issued in Lieu of Cash
   Distributions...............................     265,683        194,014       77,784      37,851      285,840     287,893
  Shares Redeemed..............................  (1,489,137)    (1,351,685)    (543,429)   (468,656)  (1,316,683)   (997,627)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   1,742,507        836,216      332,840     159,446    1,419,698   1,315,631
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   2,929,612      3,065,580      607,477     884,665    1,800,889   2,883,482
Net Assets
  Beginning of Year............................   9,989,564      6,923,984    2,893,842   2,009,177    7,446,827   4,563,345
                                                 -----------   -----------   ----------  ----------  -----------  ----------
  End of Year.................................. $12,919,176    $ 9,989,564   $3,501,319  $2,893,842  $ 9,247,716  $7,446,827
                                                 ===========   ===========   ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     178,876        145,060       48,426      43,824       80,252      76,522
  Shares Issued in Lieu of Cash
   Distributions...............................      16,353         14,935        4,849       2,932        9,623      12,811
  Shares Redeemed..............................     (89,926)       (98,040)     (33,059)    (34,484)     (43,155)    (38,832)
                                                 -----------   -----------   ----------  ----------  -----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     105,303         61,955       20,216      12,272       46,720      50,501
                                                 ===========   ===========   ==========  ==========  ===========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    22,013    $    14,455   $    4,499  $    3,096  $     5,881  $    3,164

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                              DFA Real Estate     Large Cap International
                                                 U.S. Micro Cap Portfolio  Securities Portfolio          Portfolio
                                                 ----------------------   ----------------------  ----------------------
                                                    Year         Year        Year        Year        Year        Year
                                                   Ended        Ended       Ended       Ended       Ended       Ended
                                                  Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014         2013        2014        2013        2014        2013
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   33,465   $   46,722  $  135,078  $  103,396  $  100,146  $   68,706
  Capital Gain Distributions Received from
   Investment Securities........................         --           --          --      15,455          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................    293,787      227,715      51,264      15,023      (5,883)    (15,210)
    Futures.....................................       (692)        (423)       (553)         --          --          --
    Foreign Currency Transactions...............         --           --          --          --      (1,034)       (394)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................     40,078    1,117,408     857,969     254,603     (85,773)    476,010
    Translation of Foreign Currency
     Denominated Amounts........................         --           --          --          --        (232)        154
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    366,638    1,391,422   1,043,758     388,477       7,224     529,266
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................    (30,943)     (46,915)   (156,934)   (102,731)    (98,177)    (70,787)
  Net Short-Term Gains:
    Institutional Class Shares..................    (12,783)          --          --          --          --          --
  Net Long-Term Gains:
    Institutional Class Shares..................   (200,738)    (176,365)         --          --          --          --
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Total Distributions........................   (244,464)    (223,280)   (156,934)   (102,731)    (98,177)    (70,787)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................    732,739      605,885   1,531,390   1,428,666     711,014     631,372
  Shares Issued in Lieu of Cash Distributions...    228,631      207,612     154,320      99,760      89,712      66,684
  Shares Redeemed...............................   (750,348)    (723,766)   (642,193)   (853,143)   (337,040)   (457,180)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    211,022       89,731   1,043,517     675,283     463,686     240,876
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....    333,196    1,257,873   1,930,341     961,029     372,733     699,355
Net Assets
  Beginning of Year.............................  4,695,831    3,437,958   4,677,418   3,716,389   2,755,114   2,055,759
                                                 ----------   ----------  ----------  ----------  ----------  ----------
  End of Year................................... $5,029,027   $4,695,831  $6,607,759  $4,677,418  $3,127,847  $2,755,114
                                                 ==========   ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     37,333       36,865      53,449      51,717      31,887      31,421
  Shares Issued in Lieu of Cash Distributions...     11,975       14,570       5,604       3,726       3,956       3,350
  Shares Redeemed...............................    (38,226)     (43,945)    (22,496)    (30,873)    (15,048)    (22,837)
                                                 ----------   ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     11,082        7,490      36,557      24,570      20,795      11,934
                                                 ==========   ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................. $    2,541   $    1,656  $   23,541  $   32,390  $    7,583  $    6,579

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 International Core Equity    International Small       Japanese Small
                                                         Portfolio             Company Portfolio      Company Portfolio
                                                 ------------------------  ------------------------  -------------------
                                                     Year         Year         Year         Year       Year       Year
                                                    Ended        Ended        Ended        Ended      Ended      Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,   Oct. 31,   Oct. 31,
                                                     2014         2013         2014         2013       2014       2013
                                                 -----------  -----------  -----------  -----------  --------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   335,306  $   218,030  $   194,864  $   180,481  $  5,501  $   6,101
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................    (183,788)     (10,392)     303,846      262,518     9,738      5,783
    Futures.....................................          --           --         (945)         (29)       --         --
    Foreign Currency Transactions...............      (1,661)      (2,185)        (909)      (2,035)     (118)      (468)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................    (293,395)   1,736,462     (612,635)   1,540,906    (8,349)    94,197
    Futures.....................................          --           --           --           30        --         --
    Translation of Foreign Currency
     Denominated Amounts........................        (699)         312         (606)         438      (112)        26
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    (144,237)   1,942,227     (116,385)   1,982,309     6,660    105,639
                                                 -----------  -----------  -----------  -----------  --------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................    (320,068)    (214,687)    (190,299)    (159,066)  (11,539)    (2,836)
  Net Short-Term Gains:
    Institutional Class Shares..................          --           --      (27,834)          --        --         --
  Net Long-Term Gains:
    Institutional Class Shares..................          --           --     (211,626)     (39,012)       --         --
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Total Distributions........................    (320,068)    (214,687)    (429,759)    (198,078)  (11,539)    (2,836)
                                                 -----------  -----------  -----------  -----------  --------  ---------
Capital Share Transactions (1):
  Shares Issued.................................   4,323,558    2,415,089    1,513,008    1,229,487   176,108    142,226
  Shares Issued in Lieu of Cash Distributions...     309,979      206,673      418,230      188,769    10,648      2,638
  Shares Redeemed...............................  (1,383,156)  (1,323,574)  (1,061,294)  (1,104,930)  (87,819)  (127,503)
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) from Capital
      Share Transactions........................   3,250,381    1,298,188      869,944      313,326    98,937     17,361
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Total Increase (Decrease) in Net Assets....   2,786,076    3,025,728      323,800    2,097,557    94,058    120,164
Net Assets
  Beginning of Year.............................   9,508,466    6,482,738    8,520,717    6,423,160   414,132    293,968
                                                 -----------  -----------  -----------  -----------  --------  ---------
  End of Year................................... $12,294,542  $ 9,508,466  $ 8,844,517  $ 8,520,717  $508,190  $ 414,132
                                                 ===========  ===========  ===========  ===========  ========  =========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     340,141      213,883       78,077       72,452     9,215      8,814
  Shares Issued in Lieu of Cash Distributions...      23,911       18,646       22,420       11,691       579        173
  Shares Redeemed...............................    (108,799)    (117,963)     (54,917)     (65,368)   (4,681)    (7,179)
                                                 -----------  -----------  -----------  -----------  --------  ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     255,253      114,566       45,580       18,775     5,113      1,808
                                                 ===========  ===========  ===========  ===========  ========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................. $    40,713  $    27,329  $    36,226  $    27,083  $  2,523  $   6,178

----------
* Net of foreign capital gain taxes withheld of $0, $14, $0, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Asia Pacific Small  United Kingdom Small  Continental Small
                                                           Company Portfolio  Company Portfolio     Company Portfolio
                                                          ------------------  -------------------  ------------------
                                                            Year      Year      Year       Year      Year      Year
                                                           Ended     Ended     Ended      Ended     Ended     Ended
                                                          Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2014      2013      2014       2013      2014      2013
                                                          --------  --------  --------   --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $ 13,132  $ 11,525  $   952    $   933   $  3,584  $  2,635
  Net Realized Gain (Loss) on:...........................
    Investment Securities Sold*..........................      227      (255)   2,353      2,545      5,664     2,298
    Futures..............................................       --        --       --         --        (53)       29
    Foreign Currency Transactions........................       --         9       (4)        --        (20)       (3)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........  (25,748)   17,462   (2,920)     7,107    (13,937)   41,299
    Futures..............................................       --        --       --         --         --       (29)
    Translation of Foreign Currency Denominated
     Amounts.............................................       (4)       (1)      (1)        --         (9)        7
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................  (12,393)   28,740      380     10,585     (4,771)   46,236
                                                          --------  --------  -------    -------   --------  --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................  (12,860)   (7,603)    (919)      (953)    (3,660)   (2,834)
  Net Long-Term Gains:
    Institutional Class Shares...........................       --        --     (406)        --         --        --
                                                          --------  --------  -------    -------   --------  --------
     Total Distributions.................................  (12,860)   (7,603)  (1,325)      (953)    (3,660)   (2,834)
                                                          --------  --------  -------    -------   --------  --------
Capital Share Transactions (1):
  Shares Issued..........................................   80,887    96,294    5,784      2,464     23,560    32,191
  Shares Issued in Lieu of Cash Distributions............   12,189     7,183    1,013        729      3,003     2,141
  Shares Redeemed........................................  (34,872)  (31,639)  (7,898)    (7,045)   (19,977)  (13,244)
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................   58,204    71,838   (1,101)    (3,852)     6,586    21,088
                                                          --------  --------  -------    -------   --------  --------
     Total Increase (Decrease) in Net Assets.............   32,951    92,975   (2,046)     5,780     (1,845)   64,490
Net Assets
  Beginning of Year......................................  331,166   238,191   37,096     31,316    170,806   106,316
                                                          --------  --------  -------    -------   --------  --------
  End of Year............................................ $364,117  $331,166  $35,050    $37,096   $168,961  $170,806
                                                          ========  ========  =======    =======   ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued..........................................    3,484     4,135      151         78      1,098     1,806
  Shares Issued in Lieu of Cash Distributions............      549       309       27         24        133       128
  Shares Redeemed........................................   (1,459)   (1,362)    (206)      (224)      (926)     (834)
                                                          --------  --------  -------    -------   --------  --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................    2,574     3,082      (28)      (122)       305     1,100
                                                          ========  ========  =======    =======   ========  ========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)                      $  7,045  $  6,418  $   106    $   129   $    119  $     92

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA International Real      DFA Global Real Estate   DFA International Small
                                                Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                                --------------------------  ----------------------  ------------------------
                                                   Year          Year          Year        Year         Year         Year
                                                  Ended         Ended         Ended       Ended        Ended        Ended
                                                 Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                   2014          2013          2014        2013         2014         2013
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  105,809    $   72,994    $   82,794  $   84,342  $   213,214  $   208,592
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      3,629       (19,009)       (2,790)     (3,169)     220,979      179,935
    Futures....................................         --           888            --          --           --           --
    Foreign Currency Transactions..............       (581)         (860)           --          --       (2,193)      (2,311)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     99,706       105,321       305,008      60,459     (457,867)   2,722,774
    Translation of Foreign Currency
     Denominated Amounts.......................       (267)           18            --          --         (878)         666
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    208,296       159,352       385,012     141,632      (26,745)   3,109,656
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (106,263)     (181,848)      (72,036)    (84,341)    (201,006)    (198,381)
  Net Short-Term Gains:
    Institutional Class Shares.................         --            --            --          --      (38,805)          --
  Net Long-Term Gains:
    Institutional Class Shares.................         --            --            --          --     (127,501)    (117,102)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions.......................   (106,263)     (181,848)      (72,036)    (84,341)    (367,312)    (315,483)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................  1,020,832       842,458     1,203,232     932,289    2,122,914    1,644,691
  Shares Issued in Lieu of Cash Distributions..    105,300       180,122        70,668      82,056      335,987      292,218
  Shares Redeemed..............................   (298,766)     (372,815)     (364,111)   (304,476)  (1,528,972)  (1,848,793)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    827,366       649,765       909,789     709,869      929,929       88,116
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    929,399       627,269     1,222,765     767,160      535,872    2,882,289
Net Assets
  Beginning of Year............................  2,158,977     1,531,708     2,082,707   1,315,547   11,148,899    8,266,610
                                                 ----------    ----------   ----------  ----------  -----------  -----------
  End of Year.................................. $3,088,376    $2,158,977    $3,305,472  $2,082,707  $11,684,771  $11,148,899
                                                 ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    190,067       159,658       123,414      99,632      102,419       96,297
  Shares Issued in Lieu of Cash Distributions..     21,490        35,387         8,208       9,335       16,875       18,141
  Shares Redeemed..............................    (56,784)      (71,419)      (37,911)    (32,860)     (74,184)    (106,982)
                                                 ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    154,773       123,626        93,711      76,107       45,110        7,456
                                                 ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)                             $ (153,170)   $ (147,973)   $   21,784  $   11,624  $    20,577  $    15,456

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0, $0, $0 and $6, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           International Vector   World ex U.S. Value World ex U.S. Targeted
                                                             Equity Portfolio          Portfolio       Value Portfolio
                                                          ----------------------  ------------------  ---------------------
                                                                                                                   Period
                                                                                                                  Nov. 1,
                                                             Year        Year       Year      Year      Year      2012(a)
                                                            Ended       Ended      Ended     Ended     Ended         to
                                                           Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                             2014        2013       2014      2013      2014        2013
                                                          ----------  ----------  --------  --------  --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................... $   32,958  $   18,816  $  4,175  $  2,186  $  2,577    $ 1,009
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --          --       157        64       983        191
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...........................     14,492       8,277     1,007     3,077    (2,175)       947
   Futures...............................................         --          --         1       (12)        1          1
   Foreign Currency Transactions.........................       (376)        (71)      (40)      (14)       (9)        (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (66,559)    172,846    (6,120)   13,382    (4,735)    11,646
   Futures...............................................         --          --         1        (1)       --         --
   Translation of Foreign Currency Denominated
    Amounts..............................................        (93)         46       (12)      (15)       --         --
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................    (19,578)    199,914      (831)   18,667    (3,358)    13,791
                                                          ----------  ----------  --------  --------   --------   -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares............................    (31,342)    (17,456)   (4,113)   (2,334)   (2,482)      (993)
  Net Short-Term Gains:
   Institutional Class Shares............................       (571)         --        --        --       (48)        --
  Net Long-Term Gains:
   Institutional Class Shares............................     (7,322)     (2,044)       --        --    (1,147)        --
                                                          ----------  ----------  --------  --------   --------   -------
     Total Distributions.................................    (39,235)    (19,500)   (4,113)   (2,334)   (3,677)      (993)
                                                          ----------  ----------  --------  --------   --------   -------
Capital Share Transactions (1):
  Shares Issued..........................................    399,996     419,905    10,506    53,066    99,296     87,917
  Shares Issued in Lieu of Cash Distributions............     38,822      18,898     4,102     2,232     3,678        993
  Shares Redeemed........................................   (165,226)    (89,842)  (13,300)  (11,241)  (40,853)    (5,698)
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    273,592     348,961     1,308    44,057    62,121     83,212
                                                          ----------  ----------  --------  --------   --------   -------
     Total Increase (Decrease) in Net Assets.............    214,779     529,375    (3,636)   60,390    55,086     96,010
Net Assets
  Beginning of Period....................................  1,090,774     561,399   117,587    57,197    96,010         --
                                                          ----------  ----------  --------  --------   --------   -------
  End of Period.......................................... $1,305,553  $1,090,774  $113,951  $117,587  $151,096    $96,010
                                                          ==========  ==========  ========  ========   ========   =======
(1) Shares Issued and Redeemed:
  Shares Issued..........................................     33,823      39,490       889     4,923     7,921      8,136
  Shares Issued in Lieu of Cash Distributions............      3,246       1,856       340       209       299         90
  Shares Redeemed........................................    (13,983)     (8,665)   (1,114)   (1,036)   (3,412)      (522)
                                                          ----------  ----------  --------  --------   --------   -------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,086      32,681       115     4,096     4,808      7,704
                                                          ==========  ==========  ========  ========   ========   =======
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)..................... $    4,680  $    2,486  $    343  $    187  $    218    $    15

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  World ex U.S. Core  World Core Equity Selectively Hedged
                                                   Equity Portfolio       Portfolio     Global Equity Portfolio
                                                  ------------------  ----------------  ----------------------
                                                             Period
                                                            April 9,
                                                    Year    2013(a)     Year     Year     Year         Year
                                                   Ended       to      Ended    Ended    Ended        Ended
                                                  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,     Oct. 31,
                                                    2014      2013      2014     2013     2014         2013
                                                  --------  --------  -------- -------- --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $  6,084  $  1,160  $   341  $    23  $  2,127     $ 1,317
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............       --        --        3       --       342         115
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................     (107)      (30)     247       21     1,409         (81)
   Futures.......................................       --        --       --       --       572         545
   Foreign Currency Transactions.................       --        --       --       --     1,469         237
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....  (13,820)   11,720   (2,851)     228     1,003      12,814
   Futures.......................................       --        --       --       --       (82)        150
   Translation of Foreign Currency Denominated
    Amounts......................................       --        --       --       --       610         121
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...................   (7,843)   12,850   (2,260)     272     7,450      15,218
                                                  --------  --------  -------  -------   --------    -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................   (6,099)   (1,171)    (348)     (23)   (1,858)       (330)
  Net Short-Term Gains:
   Institutional Class Shares....................      (64)       --      (10)      --      (281)        (43)
  Net Long-Term Gains:
   Institutional Class Shares....................       --        --      (14)      --      (539)        (56)
                                                  --------  --------  -------  -------   --------    -------
    Total Distributions..........................   (6,163)   (1,171)    (372)     (23)   (2,678)       (429)
                                                  --------  --------  -------  -------   --------    -------
Capital Share Transactions (1):
  Shares Issued..................................  312,847   125,005   79,069    2,383    71,131      43,832
  Shares Issued in Lieu of Cash Distributions....    6,153     1,169      372       23     2,678         429
  Shares Redeemed................................  (28,066)   (8,133)  (2,830)  (1,118)  (22,653)     (2,652)
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) from Capital
     Share Transactions..........................  290,934   118,041   76,611    1,288    51,156      41,609
                                                  --------  --------  -------  -------   --------    -------
    Total Increase (Decrease) in Net Assets......  276,928   129,720   73,979    1,537    55,928      56,398
Net Assets
  Beginning of Period............................  129,720        --    1,728      191    91,348      34,950
                                                  --------  --------  -------  -------   --------    -------
  End of Period.................................. $406,648  $129,720  $75,707  $ 1,728  $147,276     $91,348
                                                  ========  ========  =======  =======   ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued..................................   28,743    12,721    5,733      212     5,123       3,666
  Shares Issued in Lieu of Cash Distributions....      556       117       27        2       205          39
  Shares Redeemed................................   (2,595)     (790)    (216)     (97)   (1,662)       (217)
                                                  --------  --------  -------  -------   --------    -------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.........................   26,704    12,048    5,544      117     3,666       3,488
                                                  ========  ========  =======  =======   ========    =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                          $     (2) $     (1) $    --  $    --  $  3,031     $ 1,390

                                                     Emerging Markets
                                                         Portfolio
                                                  ----------------------


                                                     Year        Year
                                                    Ended       Ended
                                                   Oct. 31,    Oct. 31,
                                                     2014        2013
                                                  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $   81,253  $   61,645
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................    (24,604)     22,235
   Futures.......................................         --          --
   Foreign Currency Transactions.................       (658)       (124)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency....     12,634     143,306
   Futures.......................................         --          --
   Translation of Foreign Currency Denominated
    Amounts......................................        (12)         (6)
                                                  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...................     68,613     227,056
                                                  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....................    (77,881)    (59,866)
  Net Short-Term Gains:
   Institutional Class Shares....................         --          --
  Net Long-Term Gains:
   Institutional Class Shares....................    (21,358)    (30,527)
                                                  ----------  ----------
    Total Distributions..........................    (99,239)    (90,393)
                                                  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................  1,057,534   1,304,374
  Shares Issued in Lieu of Cash Distributions....     92,820      84,860
  Shares Redeemed................................   (701,770)   (667,334)
                                                  ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions..........................    448,584     721,900
                                                  ----------  ----------
    Total Increase (Decrease) in Net Assets......    417,958     858,563
Net Assets
  Beginning of Period............................  3,655,740   2,797,177
                                                  ----------  ----------
  End of Period.................................. $4,073,698  $3,655,740
                                                  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................     40,611      50,466
  Shares Issued in Lieu of Cash Distributions....      3,453       3,233
  Shares Redeemed................................    (26,688)    (25,465)
                                                  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.........................     17,376      28,234
                                                  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)                                          $    6,653  $    6,855

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                      Cap Portfolio              Portfolio             Equity Portfolio
                                                 ----------------------  ------------------------  ------------------------
                                                    Year        Year         Year         Year         Year         Year
                                                   Ended       Ended        Ended        Ended        Ended        Ended
                                                  Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2014        2013         2014         2013         2014         2013
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   89,085  $   69,684  $   447,291  $   342,372  $   302,880  $   211,992
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     98,856      64,325     (519,942)     296,735     (111,516)      (9,977)
   Futures......................................         --         452          499           --           --           --
   Foreign Currency Transactions................       (968)     (1,227)      (4,493)      (2,807)      (2,722)      (2,207)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................     21,383     146,169     (179,006)     717,140      123,834      581,086
   Futures......................................         (4)          4           --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.........................       (137)        (42)         (29)           7         (212)         (79)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    208,215     279,365     (255,680)   1,353,447      312,264      780,815
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................         --          --       (1,989)      (1,837)          --           --
   Institutional Class Shares...................    (83,100)    (67,721)    (405,752)    (355,664)    (287,956)    (205,400)
  Net Short-Term Gains:
   Class R2 Shares..............................         --          --          (62)          --           --           --
   Institutional Class Shares...................         --      (3,428)     (11,122)          --           --           --
  Net Long-Term Gains:
   Class R2 Shares..............................         --          --       (1,472)      (2,090)          --           --
   Institutional Class Shares...................    (63,095)    (92,100)    (262,348)    (342,441)          --           --
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions........................   (146,195)   (163,249)    (682,745)    (702,032)    (287,956)    (205,400)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................  1,042,130   1,458,450    3,257,115    4,240,153    4,643,693    5,406,041
  Shares Issued in Lieu of Cash Distributions...    135,989     142,712      647,473      656,583      266,070      187,871
  Shares Redeemed...............................   (421,399)   (583,088)  (3,488,728)  (2,967,974)  (2,227,486)  (1,743,072)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    756,720   1,018,074      415,860    1,928,762    2,682,277    3,850,840
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    818,740   1,134,190     (522,565)   2,580,177    2,706,585    4,426,255
Net Assets
  Beginning of Year.............................  4,041,863   2,907,673   19,268,907   16,688,730   13,020,962    8,594,707
                                                 ----------  ----------  -----------  -----------  -----------  -----------
  End of Year................................... $4,860,603  $4,041,863  $18,746,342  $19,268,907  $15,727,547  $13,020,962
                                                 ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     49,106      69,669      116,998      148,957      235,819      276,461
  Shares Issued in Lieu of Cash Distributions...      6,569       6,956       23,036       22,991       12,932        9,689
  Shares Redeemed...............................    (20,277)    (28,076)    (124,198)    (105,179)    (113,406)     (90,412)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     35,398      48,549       15,836       66,769      135,345      195,738
                                                 ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................ $    7,565  $    8,340  $    37,443  $    14,817  $    28,530  $    31,355

----------
* Net of foreign capital gain taxes withheld of $1,357, $1, $0, $0, $960 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Enhanced U.S. Large Company Portfolio
                                                             ------------------------------------------------

                                                               Year      Year      Year      Year      Year
                                                              Ended     Ended     Ended     Ended     Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                               2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).     1.94      2.42      1.20      0.56      1.05
                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................     2.01      2.49      1.27      0.63      1.12
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................       --        --        --        --        --
                                                             --------  --------  --------  --------  --------
   Total Distributions......................................    (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ========  ========  ========  ========  ========
Total Return................................................    17.18%    26.99%    15.84%     8.41%    17.40%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................      202%      139%       76%      140%       78%
---------------------------------------------------------------------------------------------------------------

                                                                   U.S. Large Cap
                                                                  Equity Portfolio
                                                             -------------------
                                                                           Period
                                                               Year       June 25,
                                                              Ended      2013(a) to
                                                             Oct. 31,     Oct. 31,
                                                               2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  11.07   $  10.00
                                                             --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     1.57       1.04
                                                             --------   --------
   Total from Investment Operations.........................     1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.20)     (0.03)
 Net Realized Gains.........................................       --         --
                                                             --------   --------
   Total Distributions......................................    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.65   $  11.07
===========================================================  ========  ==========
Total Return................................................    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Cap Value Portfolio
                                                             -------------------------------------------------------------
                                                                  Year            Year            Year           Year
                                                                 Ended           Ended           Ended          Ended
                                                                Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                                  2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     29.72     $     22.34     $    19.29     $    18.58
                                                             -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        4.02            7.38           3.04           0.70
                                                             -----------     -----------     ----------     ----------
   Total from Investment Operations.........................        4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains.........................................          --              --             --             --
                                                             -----------     -----------     ----------     ----------
   Total Distributions......................................       (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     33.75     $     29.72     $    22.34     $    19.29
===========================================================  ===========     ===========     ==========     ==========
Total Return................................................       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets.....................        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2010
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    15.81
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.76
                                                             ----------
   Total from Investment Operations.........................       3.09
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.32)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.58
===========================================================  ==========
Total Return................................................      19.72%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,921,036
Ratio of Expenses to Average Net Assets.....................       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -------------------------------------------
                                                                Year       Year     Year     Year     Year
                                                               Ended      Ended    Ended    Ended    Ended
                                                              Oct. 31,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014       2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 22.63     $17.28  $ 15.32  $ 14.75  $ 11.73
                                                              -------     ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.18       0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.86       6.28     2.06     0.60     3.07
                                                              -------     ------  -------  -------  -------
   Total from Investment Operations..........................    2.04       6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.16)     (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................   (1.32)     (0.98)   (0.12)   (0.03)      --
                                                              -------     ------  -------  -------  -------
   Total Distributions.......................................   (1.48)     (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 23.19     $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ========   ======== ======== ======== ========
Total Return.................................................    9.47%     40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $16,971     $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................    0.47%      0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........    0.79%      1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................      10%        16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              -------------------------------------------
                                                                Year       Year     Year     Year     Year
                                                               Ended      Ended    Ended    Ended    Ended
                                                              Oct. 31,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2014       2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 22.57    $ 17.26  $ 15.31  $ 14.76   $11.74
                                                              -------    -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.15       0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.84       6.31     2.05     0.60     3.07
                                                              -------    -------  -------  -------   ------
   Total from Investment Operations..........................    1.99       6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.12)     (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................   (1.32)     (0.98)   (0.12)   (0.03)      --
                                                              -------    -------  -------  -------   ------
   Total Distributions.......................................   (1.44)     (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 23.12    $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ========   ======== ======== ======== ========
Total Return.................................................    9.30%     40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $82,977    $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................    0.62%      0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........    0.64%      0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................      10%        16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Targeted Value Portfolio-Institutional Class Shares
                                                      ----------------------------------------------------------  ------------
                                                         Year        Year        Year        Year        Year         Year
                                                        Ended       Ended       Ended       Ended       Ended        Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2014        2013        2012        2011        2010         2014
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     34.48
                                                      ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.21        0.24        0.17        0.12        0.09         0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.85        6.31        2.06        0.59        3.06         2.93
                                                      ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment Operations..................       2.06        6.55        2.23        0.71        3.15         3.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.22)
  Net Realized Gains.................................      (1.32)      (0.98)      (0.12)      (0.03)         --        (1.60)
                                                      ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............................      (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.82)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
===================================================== ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................................       9.58%      40.40%      14.78%       4.76%      27.02%        9.49%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $11,512,306
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%
Ratio of Net Investment Income to Average Net Assets.       0.90%       1.25%       1.03%       0.71%       0.69%        0.66%
Portfolio Turnover Rate..............................         10%         16%         20%         23%         20%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                         U.S. Small Cap Value Portfolio
                                                      -----------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    26.57  $    23.50  $    22.49  $    17.69
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.39        0.20        0.16        0.09
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       9.41        3.38        1.00        4.79
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       9.80        3.58        1.16        4.88
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.................................      (1.52)      (0.33)         --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.89)      (0.51)      (0.15)      (0.08)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    34.48  $    26.57  $    23.50  $    22.49
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      39.35%      15.60%       5.13%      27.69%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate..............................         14%         15%         14%         19%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      U.S. Core Equity 1 Portfolio
                                                      -----------------------------------------------------------  ------------
                                                          Year        Year        Year        Year        Year         Year
                                                         Ended       Ended       Ended       Ended       Ended        Ended
                                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                          2014        2013        2012        2011        2010         2014
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     15.62
                                                      -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.27        0.25        0.21        0.17        0.15         0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        2.02        3.62        1.32        0.59        1.61         1.86
                                                      -----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment Operations..................        2.29        3.87        1.53        0.76        1.76         2.12
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.24)
  Net Realized Gains.................................       (0.07)         --          --          --          --        (0.16)
                                                      -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............................       (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.40)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.34
===================================================== ===========  ==========  ==========  ==========  ==========  ===========
Total Return.........................................       14.72%      32.32%      14.29%       7.47%      20.80%       13.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $12,919,176
Ratio of Expenses to Average Net Assets..............        0.19%       0.19%       0.19%       0.20%       0.20%        0.22%
Ratio of Net Investment Income to Average Net Assets.        1.61%       1.79%       1.79%       1.49%       1.53%        1.55%
Portfolio Turnover Rate..............................           5%          1%          3%          5%          4%           6%
--------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. Core Equity 2 Portfolio
                                                      -----------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    11.99  $    10.61  $    10.06  $     8.39
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.20        0.16        0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.73        1.36        0.54        1.64
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.97        1.56        0.70        1.78
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains.................................      (0.10)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.34)      (0.18)      (0.15)      (0.11)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    15.62  $    11.99  $    10.61  $    10.06
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      33.66%      14.81%       6.98%      21.41%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to Average Net Assets..............       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate..............................          3%          5%          9%          7%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Vector Equity Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.21        0.20        0.16        0.12        0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.62        4.03        1.32        0.46        1.79
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       1.83        4.23        1.48        0.58        1.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)      (0.20)      (0.15)      (0.12)      (0.10)
 Net Realized Gains.........................................      (0.22)      (0.02)         --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.41)      (0.22)      (0.15)      (0.12)      (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    17.04  $    15.62  $    11.61  $    10.28  $     9.82
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      11.91%      36.80%      14.55%       5.86%      23.65%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,501,319  $2,893,842  $2,009,177  $1,851,895  $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.32%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%       0.32%       0.32%       0.33%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.26%       1.50%       1.45%       1.11%       1.13%
Portfolio Turnover Rate.....................................         10%          3%          9%         10%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                               U.S. Small Cap Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.26        0.35        0.25        0.18        0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.27        8.13        2.53        1.49        4.17
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       2.53        8.48        2.78        1.67        4.30
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.36)      (0.22)      (0.18)      (0.13)
  Net Realized Gains.........................................      (0.94)      (1.20)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.18)      (1.56)      (0.22)      (0.18)      (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    31.38  $    30.03  $    23.11  $    20.55  $    19.06
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       8.67%      39.03%      13.61%       8.76%      28.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457
Ratio of Expenses to Average Net Assets......................       0.37%       0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets.........       0.86%       1.33%       1.14%       0.84%       0.76%
Portfolio Turnover Rate......................................          9%         10%         16%         23%         19%
--------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. Micro Cap Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.35        5.57        1.59        0.99        2.68
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.49        5.76        1.73        1.08        2.74
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains.........................................      (0.90)      (0.76)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       7.88%      41.34%      13.13%       8.85%      28.77%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net Assets......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate......................................         12%         11%         15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         DFA Real Estate Securities Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.72        0.67        0.57        0.40        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.62        1.95        2.74        1.93        5.92
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       5.34        2.62        3.31        2.33        6.50
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.87)      (0.68)      (0.73)      (0.32)      (0.55)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.87)      (0.68)      (0.73)      (0.32)      (0.55)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    32.24  $    27.77  $    25.83  $    23.25  $    21.24
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      19.80%      10.28%      14.45%      11.09%      43.21%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552
Ratio of Expenses to Average Net Assets......................       0.18%       0.18%       0.22%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.19%       0.19%       0.23%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.48%       2.42%       2.29%       1.76%       3.13%
Portfolio Turnover Rate......................................          0%          1%          0%          3%          2%
--------------------------------------------------------------------------------------------------------------------------

                                                                           Large Cap International Portfolio
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                                              ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.62)       3.90        0.40       (1.53)        1.43
                                                              ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations..........................       0.13        4.48        1.00       (0.90)        1.91
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                                              ----------  ----------  ----------  ----------   ----------
   Total Distributions.......................................      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
============================================================= ==========  ==========  ==========  ==========   ==========
Total Return.................................................       0.47%      24.85%       5.89%      (4.86)%      10.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net Assets......................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to Average Net Assets.........       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate......................................          4%          5%          4%          3%           7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          International Core Equity Portfolio
                                                             -------------------------------------------------------------
                                                                 Year         Year        Year         Year        Year
                                                                Ended        Ended       Ended        Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014         2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     12.57   $    10.10  $     9.89  $    10.78   $     9.79
                                                             -----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.38         0.31        0.31        0.33         0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.43)        2.47        0.20       (0.89)        0.96
                                                             -----------   ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       (0.05)        2.78        0.51       (0.56)        1.19
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)       (0.31)      (0.30)      (0.33)       (0.20)
                                                             -----------   ----------  ----------  ----------   ----------
   Total Distributions......................................       (0.37)       (0.31)      (0.30)      (0.33)       (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     12.15   $    12.57  $    10.10  $     9.89   $    10.78
===========================================================  ===========   ==========  ==========  ==========   ==========
Total Return................................................       (0.55)%      27.98%       5.49%      (5.49)%      12.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,294,542   $9,508,466  $6,482,738  $5,395,884   $4,866,989
Ratio of Expenses to Average Net Assets.....................        0.38%        0.39%       0.40%       0.40%        0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%        0.39%       0.40%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets........        3.01%        2.80%       3.18%       2.96%        2.31%
Portfolio Turnover Rate.....................................           7%           3%          5%          3%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                International Small Company Portfolio
                                                                    ------------------------------------------------------------
                                                                        Year        Year        Year         Year        Year
                                                                       Ended       Ended       Ended        Ended       Ended
                                                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                        2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                                                    ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (0.62)        4.16        0.39       (0.83)        2.13
                                                                    ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations................................      (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains...............................................      (0.54)       (0.09)      (0.28)         --           --
                                                                    ----------   ----------  ----------  ----------   ----------
   Total Distributions.............................................      (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
=================================================================== ==========   ==========  ==========  ==========   ==========
Total Return.......................................................      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)........................       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B)......................................................       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net Assets...............       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Japanese Small Company Portfolio
                                                                    ------------------------------------------------
                                                                      Year      Year      Year      Year      Year
                                                                     Ended     Ended     Ended     Ended     Ended
                                                                    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2014      2013      2012      2011      2010
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).......     0.13      4.21     (0.26)     1.08     (0.18)
                                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................................     0.37      4.47      0.03      1.35      0.04
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains...............................................       --        --        --        --        --
                                                                    --------  --------  --------  --------  --------
   Total Distributions.............................................    (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
=================================================================== ========  ========  ========  ========  ========
Total Return.......................................................     2.00%    30.06%     0.20%     9.57%     0.33%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)........................     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B)......................................................     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net Assets...............     1.25%     1.51%     1.88%     1.74%     1.52%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Asia Pacific Small Company Portfolio
                                                             --------------------------------------------------
                                                                Year      Year      Year       Year      Year
                                                               Ended     Ended     Ended      Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                2014      2013      2012       2011      2010
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.83       1.01      0.87      0.85       0.69
 Net Gains (Losses) on Securities (Realized and Unrealized).    (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------   --------  --------  --------   --------
   Total from Investment Operations.........................    (0.98)      2.38      1.45     (1.31)      5.68
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
 Net Realized Gains.........................................       --         --        --        --         --
                                                             --------   --------  --------  --------   --------
   Total Distributions......................................    (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
===========================================================  ========   ========  ========  ========   ========
Total Return................................................    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B).................     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets........     3.53%      4.26%     3.91%     3.34%      3.14%
-----------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                                             --------------------------------------------
                                                               Year     Year     Year     Year      Year
                                                              Ended    Ended    Ended    Ended     Ended
                                                             Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2014     2013     2012     2011      2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                             -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.95     0.88     0.69     0.82      0.50
 Net Gains (Losses) on Securities (Realized and Unrealized).   (0.65)    9.17     4.47    (0.85)     4.41
                                                             -------  -------  -------  -------   -------
   Total from Investment Operations.........................    0.30    10.05     5.16    (0.03)     4.91
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
 Net Realized Gains.........................................   (0.41)      --       --       --        --
                                                             -------  -------  -------  -------   -------
   Total Distributions......................................   (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
===========================================================  ======== ======== ======== ========  ========
Total Return................................................    0.73%   36.81%   22.82%   (0.28)%   25.37%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B).................    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets........    2.50%    2.79%    2.83%    3.26%     2.39%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Continental Small Company Portfolio
                                                              ------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                 Ended        Ended        Ended        Ended        Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                  2014         2013         2012         2011         2010
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.90)        5.78        (0.17)       (2.20)        1.89
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................    (0.48)        6.15         0.22        (1.81)        2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
============================================================= ========     ========     ========     ========     ========
Total Return.................................................    (2.68)%      42.99%        1.85%      (11.09)%      14.85%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net Assets......................     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to Average Net Assets.........     1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                  DFA International Real Estate Securities Portfolio
                                                              ---------------------------------------------------------
                                                                 Year        Year        Year         Year       Year
                                                                Ended       Ended       Ended        Ended      Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                                                 2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                                              ----------  ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.19        0.25        0.75       (0.33)      0.58
                                                              ----------  ----------  ----------  ----------   --------
   Total from Investment Operations..........................       0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                                              ----------  ----------  ----------  ----------   --------
   Total Distributions.......................................      (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
============================================================= ==========  ==========  ==========  ==========   ========
Total Return.................................................       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net Assets......................       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to Average Net Assets.........       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate......................................          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                    ------------------------------------------------------------------
                                                         Year           Year           Year          Year         Year
                                                        Ended          Ended          Ended         Ended        Ended
                                                       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                                         2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                                                    ----------     ----------     ----------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.05           0.37           1.07         0.06         1.60
                                                    ----------     ----------     ----------     --------     --------
   Total from Investment Operations................       1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains...............................         --             --             --           --           --
                                                    ----------     ----------     ----------     --------     --------
   Total Distributions.............................      (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=================================================== ==========     ==========     ==========     ========     ========
Total Return.......................................      14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to Average Net Assets............       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate............................        N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                             DFA International Small Cap Value Portfolio
                                                    -------------------------------------------------------------
                                                        Year         Year        Year         Year        Year
                                                       Ended        Ended       Ended        Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2014         2013        2012         2011        2010
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                                                    -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       (0.34)        5.21        0.61       (0.98)        1.22
                                                    -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations................        0.03         5.58        0.95       (0.64)        1.46
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains...............................       (0.30)       (0.21)      (0.28)      (0.29)          --
                                                    -----------  -----------  ----------  ----------   ----------
   Total Distributions.............................       (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=================================================== ===========  ===========  ==========  ==========   ==========
Total Return.......................................        0.13%       37.79%       6.92%      (4.39)%      10.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to Average Net Assets............        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment Income to Average Net
 Assets............................................        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate............................           8%           9%         18%         16%          18%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            International Vector Equity Portfolio
                                                                   ------------------------------------------------------

                                                                       Year        Year       Year       Year      Year
                                                                      Ended       Ended      Ended      Ended     Ended
                                                                     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                                       2014        2013       2012       2011      2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    11.75   $     9.33  $   9.34  $  10.28   $   9.22
                                                                   ----------   ----------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.32         0.26      0.27      0.29       0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.43)        2.44      0.14     (0.87)      1.05
                                                                   ----------   ----------  --------  --------   --------
   Total from Investment Operations...............................      (0.11)        2.70      0.41     (0.58)      1.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.30)       (0.25)    (0.27)    (0.29)     (0.17)
  Net Realized Gains..............................................      (0.08)       (0.03)    (0.15)    (0.07)        --
                                                                   ----------   ----------  --------  --------   --------
   Total Distributions............................................      (0.38)       (0.28)    (0.42)    (0.36)     (0.17)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
================================================================== ==========   ==========  ========  ========   ========
Total Return......................................................      (1.05)%      29.52%     4.90%    (5.99)%    13.62%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $1,305,553   $1,090,774  $561,399  $410,580   $363,123
Ratio of Expenses to Average Net Assets...........................       0.49%        0.51%     0.54%     0.54%      0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.49%        0.51%     0.54%     0.54%      0.53%
Ratio of Net Investment Income to Average Net Assets..............       2.64%        2.51%     2.94%     2.73%      1.91%
Portfolio Turnover Rate...........................................          8%           2%        5%       10%         5%
---------------------------------------------------------------------------------------------------------------------------

                                                                                      World ex U.S. Value Portfolio
                                                                   -------------------------------------------------

                                                                       Year         Year        Year        Year
                                                                      Ended        Ended       Ended       Ended
                                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                       2014         2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $  11.93     $   9.94     $  9.96     $ 11.35
                                                                   --------     --------     -------     -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.42         0.29        0.29        0.30
  Net Gains (Losses) on Securities (Realized and Unrealized)......    (0.50)        2.02       (0.05)      (1.35)
                                                                   --------     --------     -------     -------
   Total from Investment Operations...............................    (0.08)        2.31        0.24       (1.05)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains..............................................       --           --          --       (0.08)
                                                                   --------     --------     -------     -------
   Total Distributions............................................    (0.42)       (0.32)      (0.26)      (0.34)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $  11.43     $  11.93     $  9.94     $  9.96
================================================================== ========     ========     ========    ========
Total Return......................................................    (0.81)%      23.61%       2.70%      (9.59)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average Net Assets...........................     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income to Average Net Assets..............     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...........................................      N/A          N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------

                                                                   ---------
                                                                        Period
                                                                       Aug. 23,
                                                                      2010(a) to
                                                                       Oct. 31,
                                                                         2010
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............................  $ 10.00
                                                                    -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)......     1.33
                                                                    -------
   Total from Investment Operations...............................     1.35
-------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................       --
  Net Realized Gains..............................................       --
                                                                    -------
   Total Distributions............................................       --
-------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $ 11.35
================================================================== ==========
Total Return......................................................    13.50%(D)
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $29,616
Ratio of Expenses to Average Net Assets...........................     0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................     1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.76%(C)(E)
Portfolio Turnover Rate...........................................      N/A
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              World ex U.S. Targeted       World ex U.S. Core
                                                                  Value Portfolio           Equity Portfolio
                                                             ------------------        --------------------
                                                                           Period                     Period
                                                               Year       Nov. 1,         Year       April 9,
                                                              Ended      2012(a) to      Ended      2013(a) to
                                                             Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                               2014         2013          2014         2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  12.46   $ 10.00        $  10.77    $  10.00
                                                             --------   -------        --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.23      0.20            0.28        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).    (0.22)     2.46           (0.27)       0.77
                                                             --------   -------        --------    --------
   Total from Investment Operations.........................     0.01      2.66            0.01        0.95
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)    (0.20)          (0.28)      (0.18)
 Net Realized Gains.........................................    (0.15)       --           (0.01)         --
                                                             --------   -------        --------    --------
   Total Distributions......................................    (0.39)    (0.20)          (0.29)      (0.18)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.08   $ 12.46        $  10.49    $  10.77
===========================================================  ========  ==========      ========   ==========
Total Return................................................     0.06%    26.90%(D)       (0.04)%      9.62%(D)
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $151,096   $96,010        $406,648    $129,720
Ratio of Expenses to Average Net Assets (B)(B)..............     0.69%     0.79%(C)(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)(B)..........................     1.17%     1.27%(C)(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.84%     1.78%(C)(E)     2.59%       3.12%(C)(E)
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                 World Core Equity Portfolio
                                                             -------------------------
                                                                       Year        Period
                                                               Year    Ended      March 7,
                                                              Ended    Oct.      2012(a) to
                                                             Oct. 31,   31,       Oct. 31,
                                                               2014    2013         2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $ 12.71  $10.24    $10.00
                                                             -------  ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.17    0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).    0.87    2.47      0.19
                                                             -------  ------    ------
   Total from Investment Operations.........................    1.04    2.70      0.35
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.24)  (0.23)    (0.11)
 Net Realized Gains.........................................   (0.18)     --     (0.00)
                                                             -------  ------    ------
   Total Distributions......................................   (0.42)  (0.23)    (0.11)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $ 13.33  $12.71    $10.24
===========================================================  ======== ======  ==========
Total Return................................................    8.36%  26.77%     3.54%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $75,707  $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................    0.35%   0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.97%   5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........    1.27%   2.01%     2.40%(C)(E)
-------------------------------------------------------------------------------------------------

                                                              Selectively Hedged Global Equity
                                                                         Portfolio
                                                             ---------------------------
                                                                                    Period
                                                               Year      Year      Nov. 14,
                                                              Ended     Ended     2011(a) to
                                                             Oct. 31,  Oct. 31,    Oct. 31,
                                                               2014      2013        2012
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  13.63  $ 10.87   $ 10.00
                                                             --------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.27     0.24      0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.76     2.65      0.87
                                                             --------  -------   -------
   Total from Investment Operations.........................     1.03     2.89      1.09
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.32)   (0.10)    (0.22)
 Net Realized Gains.........................................    (0.14)   (0.03)       --
                                                             --------  -------   -------
   Total Distributions......................................    (0.46)   (0.13)    (0.22)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  14.20  $ 13.63   $ 10.87
===========================================================  ========  ======== ==========
Total Return................................................     7.83%   26.86%    11.11%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).................     0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     1.94%    1.93%     2.13%(C)(E)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                              Emerging Markets Portfolio
                                                             -----------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                               Ended       Ended       Ended        Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    26.97  $    26.06  $    26.68  $    30.90   $    25.23
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.56        0.52        0.55        0.61         0.48
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.20)       1.17        0.37       (2.53)        6.07
                                                             ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       0.36        1.69        0.92       (1.92)        6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.53)      (0.50)      (0.50)      (0.53)       (0.46)
 Net Realized Gains.........................................      (0.16)      (0.28)      (1.04)      (1.77)       (0.42)
                                                             ----------  ----------  ----------  ----------   ----------
   Total Distributions......................................      (0.69)      (0.78)      (1.54)      (2.30)       (0.88)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    26.64  $    26.97  $    26.06  $    26.68   $    30.90
===========================================================  ==========  ==========  ==========  ==========   ==========
Total Return................................................       1.33%       6.58%       4.08%      (6.82)%      26.53%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498
Ratio of Expenses to Average Net Assets (B).................       0.56%       0.57%       0.61%       0.61%        0.60%
Ratio of Net Investment Income to Average Net Assets........       2.11%       1.97%       2.14%       2.07%        1.76%
--------------------------------------------------------------------------------------------------------------------------

                                                                         Emerging Markets Small Cap Portfolio
                                                             -----------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                               Ended       Ended       Ended        Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43        0.40        0.40        0.42         0.34
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.62        1.37        0.83       (3.67)        6.79
                                                             ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations.........................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
 Net Realized Gains.........................................      (0.33)      (0.61)      (0.40)      (0.76)          --
                                                             ----------  ----------  ----------  ----------   ----------
   Total Distributions......................................      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
===========================================================  ==========  ==========  ==========  ==========   ==========
Total Return................................................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average Net Assets (B).................       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment Income to Average Net Assets........       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        Emerging Markets Value Portfolio-Class R2 Shares+
                                                        ----------------------------------------------
                                                          Year        Year      Year     Year      Year
                                                         Ended       Ended     Ended    Ended     Ended
                                                        Oct. 31,    Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                                          2014        2013      2012     2011      2010
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 29.27     $  28.21  $ 29.02  $ 36.35   $ 46.84
                                                        -------     --------  -------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.59         0.47     0.50     0.20      0.56
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................   (1.10)        1.68    (0.45)   (5.45)     9.18
                                                        -------     --------  -------  -------   -------
   Total from Investment Operations....................   (0.51)        2.15     0.05    (5.25)     9.74
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.55)       (0.50)   (0.47)   (0.45)    (7.12)
 Net Realized Gains....................................   (0.42)       (0.59)   (0.39)   (1.63)   (13.11)
                                                        -------     --------  -------  -------   -------
   Total Distributions.................................   (0.97)       (1.09)   (0.86)   (2.08)   (20.23)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 27.79     $  29.27  $ 28.21  $ 29.02   $ 36.35
======================================================  ========    ========  ======== ========  ========
Total Return...........................................   (1.75)%       7.75%    0.43%  (15.24)%   29.71%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $99,066     $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net Assets (B)............    0.80%        0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to Average Net Assets...    2.09%        1.65%    1.78%    1.56%     1.39%
----------------------------------------------------------------------------------------------------------

                                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                                        -----------------------------------------------------------------
                                                            Year          Year         Year         Year          Year
                                                           Ended         Ended        Ended        Ended         Ended
                                                          Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                                            2014          2013         2012         2011          2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                                        -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................        0.66          0.55         0.57         0.64          0.45
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................       (1.10)         1.67        (0.44)       (5.72)         8.01
                                                        -----------   -----------  -----------  -----------   -----------
   Total from Investment Operations....................       (0.44)         2.22         0.13        (5.08)         8.46
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................       (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
 Net Realized Gains....................................       (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                                        -----------   -----------  -----------  -----------   -----------
   Total Distributions.................................       (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
======================================================  ===========   ===========  ===========  ===========   ===========
Total Return...........................................       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net Assets (B)............        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to Average Net Assets...        2.35%         1.91%        2.03%        1.88%         1.40%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         Emerging Markets Core Equity Portfolio
                                                             -------------------------------------------------------------
                                                                 Year         Year        Year         Year        Year
                                                                Ended        Ended       Ended        Ended       Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014         2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     20.09  $     19.00  $    18.73  $    21.31   $    16.49
                                                             -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.42         0.39        0.41        0.43         0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.03)        1.07        0.23       (2.65)        4.81
                                                             -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations.........................        0.39         1.46        0.64       (2.22)        5.11
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.40)       (0.37)      (0.37)      (0.36)       (0.29)
                                                             -----------  -----------  ----------  ----------   ----------
   Total Distributions......................................       (0.40)       (0.37)      (0.37)      (0.36)       (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.08  $     20.09  $    19.00  $    18.73   $    21.31
===========================================================  ===========  ===========  ==========  ==========   ==========
Total Return................................................        1.89%        7.75%       3.55%     (10.59)%      31.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $15,727,547  $13,020,962  $8,594,707  $5,367,473   $4,179,882
Ratio of Expenses to Average Net Assets.....................        0.61%        0.63%       0.68%       0.67%        0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%        0.63%       0.68%       0.68%        0.65%
Ratio of Net Investment Income to Average Net Assets........        2.10%        1.97%       2.18%       2.04%        1.63%
Portfolio Turnover Rate.....................................           2%           1%          1%          1%           4%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. World Core Equity Portfolio invests in six portfolios within the Fund, Dimensional Investment Group Inc. ("DIG") and DFAITC. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/14
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         82%
Japanese Small Company Portfolio             The Japanese Small Company Series                       20%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   25%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       80%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   75%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    31%
                                             DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                 --*
                                             DFA International Small Cap Value Portfolio             --*
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                 --*
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                   --*
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      3%
                                             Emerging Markets Core Equity Portfolio                   1%
World Core Equity Portfolio                  U.S. Core Equity 1 Portfolio                            --*
                                             U.S. Large Company Portfolio                            --*
                                             Large Cap International Portfolio                       --*
                                             International Core Equity Portfolio                     --*
                                             Emerging Markets Core Equity Portfolio                  --*

                                                                                    Percentage
                                                                                     Ownership
Fund of Funds                               Master Funds                            at 10/31/14
-------------                               ------------                            -----------
                                            The Emerging Markets Series                 --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                --*
                                            International Core Equity Portfolio         --*
                                            Emerging Markets Core Equity Portfolio      --*

   * Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective June 27, 2014, the Dimensional Retirement Equity Fund II changed its name to the World Core Equity Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio, World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value

Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%

               DFA Global Real Estate Securities Portfolio. 0.27%
               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               World ex U.S. Targeted Value Portfolio...... 0.58%
               World ex U.S. Core Equity Portfolio......... 0.40%
               World Core Equity Portfolio................. 0.30%
               Selectively Hedged Global Equity Portfolio.. 0.30%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the year ended October 31, 2014, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Prior to February 28, 2014, the Portfolios and the U.S. Targeted Value Portfolio each were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands).

Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $ 2             $    53
U.S. Targeted Value Portfolio (2)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%          --               1,237
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (3).......    0.45%          --                  --
Japanese Small Company Portfolio (4)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (4)........    0.47%          --                  --
United Kingdom Small Company Portfolio (4)......    0.47%          --                  36
Continental Small Company Portfolio (4).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (1).................................    0.65%          --                  --
DFA Global Real Estate Securities Portfolio (5).    0.32%          --              12,371
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (6)...............    0.60%          51                 554
World ex U.S. Targeted Value Portfolio (7)......    0.80%          --                 938
World ex U.S. Core Equity Portfolio (8).........    0.47%          --               1,123
World Core Equity Portfolio (9).................    0.35%          --                 126
Selectively Hedged Global Equity Portfolio (10).    0.40%          41                 628
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (11)..............    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (11)..............    0.77%          --                  --
Emerging Markets Value Portfolio (12)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount").
The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
         -                                                   ----------
         Enhanced U.S. Large Company Portfolio..............    $ 2
         Large Cap International Portfolio..................      9
         International Core Equity Portfolio................     49
         DFA International Real Estate Securities Portfolio.     14
         DFA International Small Cap Value Portfolio........     16
         International Vector Equity Portfolio..............      4
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      1
         Emerging Markets Core Equity Portfolio.............     75

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    1
            U.S. Large Cap Value Portfolio.....................  315
            U.S. Targeted Value Portfolio......................   92
            U.S. Small Cap Value Portfolio.....................  288
            U.S. Core Equity 1 Portfolio.......................  142
            U.S. Core Equity 2 Portfolio.......................  221
            U.S. Vector Equity Portfolio.......................   67
            U.S. Small Cap Portfolio...........................  154
            U.S. Micro Cap Portfolio...........................  143
            DFA Real Estate Securities Portfolio...............  114
            Large Cap International Portfolio..................   72
            International Core Equity Portfolio................  207
            International Small Company Portfolio..............  219
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    6
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   43
            DFA Global Real Estate Securities Portfolio........   32
            DFA International Small Cap Value Portfolio........  321
            International Vector Equity Portfolio..............   17
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    1
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................   98
            Emerging Markets Small Cap Portfolio...............   75
            Emerging Markets Value Portfolio...................  424
            Emerging Markets Core Equity Portfolio.............  207

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. Government    Other Investment
                                            Securities         Securities
                                        ------------------ -------------------
                                        Purchases  Sales   Purchases   Sales
                                        --------- -------- ---------- --------
 Enhanced U.S. Large Company Portfolio. $284,240  $284,126 $  136,465 $130,055
 U.S. Large Cap Equity Portfolio.......       --        --    105,635    2,673
 U.S. Targeted Value Portfolio.........       --        --  1,600,291  468,623
 U.S. Small Cap Value Portfolio........       --        --  2,314,774  933,389
 U.S. Core Equity 1 Portfolio..........       --        --  2,642,774  444,763
 U.S. Core Equity 2 Portfolio..........       --        --  2,417,443  694,222
 U.S. Vector Equity Portfolio..........       --        --    642,248  313,857

                                                    U.S. Government  Other Investment
                                                      Securities        Securities
                                                    --------------- -------------------
                                                    Purchases Sales Purchases   Sales
                                                    --------- ----- ---------- --------
U.S. Small Cap Portfolio...........................    --      --   $2,066,573 $719,322
U.S. Micro Cap Portfolio...........................    --      --      719,550  558,944
DFA Real Estate Securities Portfolio...............    --      --    1,106,381    8,256
Large Cap International Portfolio..................    --      --      567,276  118,540
International Core Equity Portfolio................    --      --    4,016,566  748,175
DFA International Real Estate Securities Portfolio.    --      --      846,116   29,337
DFA International Small Cap Value Portfolio........    --      --    1,840,016  913,850
International Vector Equity Portfolio..............    --      --      367,063   96,902
Emerging Markets Core Equity Portfolio.............    --      --    3,024,471  327,277

   For the year ended October 31, 2014, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                     DFA Global Real Estate Securities Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio..... $1,235,206 $2,044,932 $564,393  $14,000 $43,175          --
DFA International Real Estate Securities
  Portfolio..............................    842,644  1,255,234  382,205   12,500  41,160          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $2,077,850 $3,300,166 $946,598  $26,500 $84,335          --
                                          ========== ========== ========  ======= =======        ====

                                                            World ex U.S. Value Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.............................. $   10,626 $    9,588 $  1,893  $ 2,663 $   182        $157

                                                       World ex U.S. Targeted Value Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.............................. $   59,508 $   93,592 $ 52,059  $12,519 $ 1,360        $919
International Vector Equity Portfolio....      8,639     13,571    7,607    1,786     320          64
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $   68,147 $  107,163 $ 59,666  $14,305 $ 1,680        $983
                                          ========== ========== ========  ======= =======        ====

                                                         World ex U.S. Core Equity Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
International Core Equity Portfolio...... $   99,732 $  312,519 $235,743  $ 8,931 $ 5,073          --
Emerging Markets Core Equity Portfolio...     29,703     93,258   66,717    3,258   1,097          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $  129,435 $  405,777 $302,460  $12,189 $ 6,170          --
                                          ========== ========== ========  ======= =======        ====

                                                             World Core Equity Portfolio
                                          -----------------------------------------------------------------
                                          Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies           10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------           ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio............. $      639 $   38,342 $ 38,394  $ 1,100 $   143        $  3
International Core Equity Portfolio......         96     29,208   32,105      178     120          --
Emerging Markets Core Equity Portfolio...         30      8,097    8,546      189      70          --
Large Cap International Portfolio........        258         --      322      595       8          --
U.S. Large Company Portfolio.............        641         --      761    1,477      10          --
                                          ---------- ---------- --------  ------- -------        ----
Total.................................... $    1,664 $   75,647 $ 80,128  $ 3,539 $   351        $  3
                                          ========== ========== ========  ======= =======        ====

                                                   Selectively Hedged Global Equity Portfolio
                                        -----------------------------------------------------------------
                                        Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies         10/31/2013 10/31/2014 Purchases  Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio...........  $37,594    $ 64,220   $28,980  $ 7,200  $  670        $342
International Core Equity Portfolio....   34,847      53,147    26,181    5,580   1,166          --
Emerging Markets Core Equity Portfolio.   15,187      23,899    11,446    2,600     363          --
                                         -------    --------   -------  -------  ------        ----
Total..................................  $87,628    $141,266   $66,607  $15,380  $2,199        $342
                                         =======    ========   =======  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $  (284)       $ (2,557)
U.S. Large Cap Equity Portfolio....................          69            (60)             (9)
U.S. Large Cap Value Portfolio.....................       5,129         (3,752)         (1,377)
U.S. Targeted Value Portfolio......................      16,408           (965)        (15,443)
U.S. Small Cap Value Portfolio.....................      27,492         (3,944)        (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962         (5,946)         (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976         (4,163)         (1,813)
U.S. Vector Equity Portfolio.......................       7,287         (1,398)         (5,889)
U.S. Small Cap Portfolio...........................      17,302         (3,711)        (13,591)
U.S. Micro Cap Portfolio...........................      15,490         (1,637)        (13,853)
DFA Real Estate Securities Portfolio...............       5,762         13,007         (18,769)
Large Cap International Portfolio..................          --           (965)            965
International Core Equity Portfolio................       7,711         (1,854)         (5,857)
International Small Company Portfolio..............      19,380          4,578         (23,958)
Japanese Small Company Portfolio...................          --          2,383          (2,383)
Asia Pacific Small Company Portfolio...............          --            355            (355)
United Kingdom Small Company Portfolio.............         196            (56)           (140)
Continental Small Company Portfolio................          --            103            (103)
DFA International Real Estate Securities Portfolio.       5,952         (4,743)         (1,209)
DFA Global Real Estate Securities Portfolio........         598           (598)             --
DFA International Small Cap Value Portfolio........      18,832         (7,087)        (11,745)
International Vector Equity Portfolio..............       1,317            578          (1,895)
World ex U.S. Value Portfolio......................          --             94             (94)

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
World ex U.S. Targeted Value Portfolio.....     $   128        $    108       $  (236)
World ex U.S. Core Equity Portfolio........          34              14           (48)
World Core Equity Portfolio................          --               7            (7)
Selectively Hedged Global Equity Portfolio.         174           1,372        (1,546)
Emerging Markets Portfolio.................       2,916          (3,574)          658
Emerging Markets Small Cap Portfolio.......      11,484          (6,760)       (4,724)
Emerging Markets Value Portfolio...........      22,724         (16,924)       (5,800)
Emerging Markets Core Equity Portfolio.....      15,015         (17,749)        2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2013..................................    $  1,597            --    $  1,597
  2014..................................         903            --         903
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  2014..................................       3,209            --       3,209
  U.S. Large Cap Value Portfolio
  2013..................................     180,943            --     180,943
  2014..................................     230,364            --     230,364
  U.S. Targeted Value Portfolio
  2013..................................      55,372      $162,209     217,581
  2014..................................      51,735       237,290     289,025
  U.S. Small Cap Value Portfolio
  2013..................................     112,970       380,218     493,188
  2014..................................      66,463       443,795     510,258
  U.S. Core Equity 1 Portfolio
  2013..................................     105,633            --     105,633
  2014..................................     135,714        34,892     170,606
  U.S. Core Equity 2 Portfolio
  2013..................................     143,640        55,772     199,412
  2014..................................     170,204        98,745     268,949
  U.S. Vector Equity Portfolio
  2013..................................      34,959         3,507      38,466
  2014..................................      39,201        38,966      78,167
  U.S. Small Cap Portfolio
  2013..................................      83,270       228,671     311,941
  2014..................................      85,510       218,795     304,305
  U.S. Micro Cap Portfolio
  2013..................................      46,915       176,365     223,280
  2014..................................      43,726       200,738     244,464
  DFA Real Estate Securities Portfolio
  2013..................................     102,731            --     102,731
  2014..................................     156,934            --     156,934

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
Large Cap International Portfolio
2013...............................................    $ 70,787            --    $ 70,787
2014...............................................      98,177            --      98,177
International Core Equity Portfolio
2013...............................................     214,687            --     214,687
2014...............................................     320,068            --     320,068
International Small Company Portfolio
2013...............................................     159,066      $ 39,012     198,078
2014...............................................     218,133       211,626     429,759
Japanese Small Company Portfolio
2013...............................................       2,836            --       2,836
2014...............................................      11,539            --      11,539
Asia Pacific Small Company Portfolio
2013...............................................       7,603            --       7,603
2014...............................................      12,860            --      12,860
United Kingdom Small Company Portfolio
2013...............................................         953            --         953
2014...............................................         919           406       1,325
Continental Small Company Portfolio
2013...............................................       2,834            --       2,834
2014...............................................       3,660            --       3,660
DFA International Real Estate Securities Portfolio
2013...............................................     181,848            --     181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381       117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 Emerging Markets Portfolio
 2013...................................    $ 59,866      $ 30,527    $ 90,393
 2014...................................      78,253        20,987      99,240
 Emerging Markets Small Cap Portfolio
 2013...................................      71,149        92,100     163,249
 2014...................................      83,100        63,095     146,195
 Emerging Markets Value Portfolio
 2013...................................     357,501       344,531     702,032
 2014...................................     418,693       264,053     682,746
 Emerging Markets Core Equity Portfolio
 2013...................................     205,400            --     205,400
 2014...................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......    $ 1,183        $ 1,658    $ 2,841
U.S. Large Cap Equity Portfolio.............         60              4         64
U.S. Large Cap Value Portfolio..............      3,752          1,377      5,129
U.S. Targeted Value Portfolio...............      2,906         13,502     16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S.Targeted Value Portfolio.......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                              Total Net
                                          Net Investment                                           Distributable
                                            Income and   Undistributed                Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                          -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio..........         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio...........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio............      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio...........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio.............      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio.............      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio.............       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio.................       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio.................       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio.....      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio........      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio......      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio....     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio.........       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio.....      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio..............................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio......         310            --       (21,040)        24,524         3,794
DFA International Real Estate Securities
  Portfolio..............................     141,014            --      (206,244)        40,344       (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --          (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903       207,078            --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948            --        153,470       171,822
World ex U.S. Value Portfolio............         632            --        (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410            --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --            --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232            --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915            --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --       (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap Portfolio.....      43,338        88,624            --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --      (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --      (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                      Expires on October 31,
                                                    ----------------------------------------------------------
                                                     2015   2016     2017    2018    2019   Unlimited  Total
                                                    ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio..............     --      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio....................     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio.....................     --      --       --      --      --       --        --
U.S. Targeted Value Portfolio......................     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio.....................     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio.......................     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio.......................     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio.......................     --      --       --      --      --       --        --
U.S. Small Cap Portfolio...........................     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio...........................     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio...............     -- $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio..................     --  19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio................     --      --   53,176      --      --  248,034   301,210
International Small Company Portfolio..............     --      --       --      --      --       --        --
Japanese Small Company Portfolio................... $4,547  23,057   13,952  12,208   5,543       --    59,307
Asia Pacific Small Company Portfolio...............     --  16,317    8,261      --      --    2,165    26,743
United Kingdom Small Company Portfolio.............     --      --       --      --      --       --        --
Continental Small Company Portfolio................     --   8,564    7,224   5,252      --       --    21,040
DFA International Real Estate Securities Portfolio.     46  13,446   34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities Portfolio........     --      --       --     774      --       --       774
DFA International Small Cap Value Portfolio........     --      --       --      --      --       --        --
International Vector Equity Portfolio..............     --      --       --      --      --       --        --
World ex U.S. Value Portfolio......................     --      --       --      --   1,648       --     1,648
World ex U.S. Targeted Value Portfolio.............     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio................     --      --       --      --      --       --        --
World Core Equity Portfolio........................     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio.........     --      --       --      --      --       --        --
Emerging Markets Portfolio.........................     --      --       --      --      --   24,940    24,940
Emerging Markets Small Cap Portfolio...............     --      --       --      --      --       --        --
Emerging Markets Value Portfolio...................     --      --       --      --      --  527,781   527,781
Emerging Markets Core Equity Portfolio.............     --   7,080   26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   210,692  $    5,022  $      (749)   $    4,273
U.S. Large Cap Equity Portfolio....................     237,614      38,887       (3,491)       35,396
U.S. Large Cap Value Portfolio.....................   9,823,567   5,314,609           --     5,314,609
U.S. Targeted Value Portfolio......................   5,165,038   1,685,110     (236,491)    1,448,619
U.S. Small Cap Value Portfolio.....................  10,278,857   4,008,701     (755,031)    3,253,670
U.S. Core Equity 1 Portfolio.......................   8,665,729   3,497,101     (164,805)    3,332,296
U.S. Core Equity 2 Portfolio.......................  10,174,035   4,623,538     (270,683)    4,352,855
U.S. Vector Equity Portfolio.......................   2,904,496   1,250,886     (126,464)    1,124,422
U.S. Small Cap Portfolio...........................   8,953,532   2,915,579     (401,882)    2,513,697
U.S. Micro Cap Portfolio...........................   4,376,325   2,023,663     (372,071)    1,651,592
DFA Real Estate Securities Portfolio...............   5,215,811   2,157,356      (59,821)    2,097,535
Large Cap International Portfolio..................   2,775,950     746,735     (220,554)      526,181
International Core Equity Portfolio................  12,399,582   2,136,680     (991,291)    1,145,389
International Small Company Portfolio..............   7,882,227     949,331           --       949,331
Japanese Small Company Portfolio...................     499,853       8,560           --         8,560
Asia Pacific Small Company Portfolio...............     367,859      (3,566)          (1)       (3,567)
United Kingdom Small Company Portfolio.............      24,185      10,872           --        10,872
Continental Small Company Portfolio................     144,642      24,404           --        24,404
DFA International Real Estate Securities Portfolio.   3,223,748     102,962      (62,483)       40,479
DFA Global Real Estate Securities Portfolio........   2,673,856     635,235           --       635,235
DFA International Small Cap Value Portfolio........  11,236,026   3,233,676   (1,784,797)    1,448,879
International Vector Equity Portfolio..............   1,288,889     244,755      (91,208)      153,547
World ex U.S. Value Portfolio......................     105,080       8,710           --         8,710
World ex U.S. Targeted Value Portfolio.............     146,202       4,762           --         4,762
World ex U.S. Core Equity Portfolio................     408,129       2,247       (4,599)       (2,352)
World Core Equity Portfolio........................      78,292         486       (3,096)       (2,610)
Selectively Hedged Global Equity Portfolio.........     125,380      15,886           --        15,886
Emerging Markets Portfolio.........................   2,948,677   1,131,865          (51)    1,131,814
Emerging Markets Small Cap Portfolio...............   4,428,625     432,439           --       432,439
Emerging Markets Value Portfolio...................  18,679,167      64,575           --        64,575
Emerging Markets Core Equity Portfolio.............  15,869,382   3,057,569   (1,757,980)    1,299,589

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2014          Oct. 31, 2013
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     9,171       406  $     9,003       477
 Shares Issued in Lieu of Cash Distributions..........         657        30        3,423       205
 Shares Redeemed......................................      (2,817)     (123)     (61,998)   (3,124)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $     7,011       313  $   (49,572)   (2,442)
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    77,620     3,429  $    10,505       520
 Shares Issued in Lieu of Cash Distributions..........       1,832        84          923        55
 Shares Redeemed......................................     (21,767)     (957)      (5,597)     (281)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    57,685     2,556  $     5,831       294
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,806,386    79,191  $ 1,049,705    53,476
 Shares Issued in Lieu of Cash Distributions..........     268,683    12,353      189,447    11,289
 Shares Redeemed......................................    (897,338)  (39,462)  (1,045,053)  (52,845)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,177,731    52,082  $   194,099    11,920
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    38,565     1,378  $    27,484       947
 Shares Issued in Lieu of Cash Distributions..........       3,524       126        3,927       137
 Shares Redeemed......................................     (43,702)   (1,563)     (27,940)     (973)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (1,613)      (59) $     3,471       111
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,218,550   115,620  $ 4,212,669   148,010
 Shares Issued in Lieu of Cash Distributions..........     643,949    22,910      652,656    22,854
 Shares Redeemed......................................  (3,445,026) (122,635)  (2,940,034) (104,206)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   417,473    15,895  $ 1,925,291    66,658
                                                       ===========  ========  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2014, The Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain
(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                     Unrealized
                                                                       Foreign
Settlement Currency                       Contract      Value at      Exchange
   Date    Amount**       Currency         Amount   October 31, 2014 Gain (Loss)
---------- -------- ------------------    --------  ---------------- -----------
 12/15/14   (5,183) Canadian Dollar (1)   $ (4,609)     $ (4,594)       $ 15
 11/14/14    3,162  UK Pound Sterling (1)    5,096         5,057         (39)
 11/14/14  (12,356) UK Pound Sterling (2)  (19,993)      (19,764)        229
                                          --------      --------        ----
                                          $(19,506)     $(19,301)       $205
                                          ========      ========        ====

Selectively Hedged Global Equity Portfolio*

                                                                    Unrealized
                                                                      Foreign
Settlement  Currency                     Contract      Value at      Exchange
   Date     Amount**       Currency       Amount   October 31, 2014 Gain (Loss)
---------- ----------  --------------    --------  ---------------- -----------
 11/24/14        (439) Denmark Krone (1) $    (76)     $    (75)       $  1
 11/24/14      (3,659) Denmark Krone (1)     (628)         (616)         12
 11/26/14      (9,274) Euro (3)           (11,726)      (11,623)        103
 01/28/15  (1,028,433) Japanese Yen (4)    (9,544)       (9,165)        379
 12/03/14      (2,848) Swiss Franc (2)     (3,103)       (2,960)        143
                                         --------      --------        ----
                                         $(25,077)     $(24,439)       $638
                                         ========      ========        ====

Counterparties:

(1)Citibank, N.A.

(2)JP Morgan

(3)Bank of America Corp.

(4)State Street Bank and Trust

* During the year ended October 31, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $43,008 and $21,289 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), Russell 2000 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange- traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):


                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/18/14     411     $206,671   $7,062         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500(R) Emini Index   12/19/14      51        5,129       51       $235

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $191,549 and $3,210 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2014 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $7,306        $244     $7,062*
Selectively Hedged Global Equity Portfolio.         689         638         51*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2014 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $  (39)       $(39)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2014 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                  Total    Contracts  Contracts
                                                --------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $ 31,046    $ (129)   $ 31,175
   U.S. Small Cap Value Portfolio*.............  (12,757)       --     (12,757)
   U.S. Micro Cap Portfolio*...................     (692)       --        (692)
   DFA Real Estate Securities Portfolio*.......     (553)       --        (553)
   Selectively Hedged Global Equity Portfolio..    2,041     1,469         572


                                                    Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                           Foreign
                                                          Exchange     Equity
                                                 Total    Contracts   Contracts
                                                 -----    ---------   ---------
     Enhanced U.S. Large Company Portfolio...... $(430)     $422        $(852)
     Selectively Hedged Global Equity Portfolio.   528       610          (82)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2014 (Amounts in thousands):

                                                         Gross Amounts Not                         Gross Amounts Not
                                                           Offset in the                             Offset in the
                                                        Statements of Assets                      Statements of Assets
                                              Gross       and Liabilities               Gross       and Liabilities
                                            Amounts of ----------------------        Amounts of  ----------------------
                                            Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                                              Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                                    (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------                                 ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                                             Assets                                 Liabilities
                                            ---------------------------------------- -----------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency Contracts.................    $638         --         --      $638       --          --         --       --
Enhanced U.S. Large Company Portfolio
Forward Currency Contracts.................    $244       $(15)        --      $229      $39        $(15)        --      $24

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          Weighted      Weighted    Number of   Interest Maximum Amount
                                           Average    Average Loan     Days     Expense  Borrowed During
                                        Interest Rate   Balance    Outstanding* Incurred   The Period
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     0.85%       $   377          7         --        $   800
U.S. Small Cap Value Portfolio.........     0.84%        14,769         25        $ 9         43,715
U.S. Vector Equity Portfolio...........     0.85%           649          3         --            649
U.S. Small Cap Portfolio...............     0.84%         6,921          1         --          6,921
U.S. Micro Cap Portfolio...............     0.85%         2,595         32          2          6,726
Large Cap International Portfolio......     0.84%         4,560          4         --         11,607
International Small Company Portfolio..     0.83%         5,142          7          1         12,200
DFA International Small Cap Value
  Portfolio............................     0.83%         5,466         17          2         15,323
International Vector Equity Portfolio..     0.84%         2,959         10          1         10,858
World ex U.S. Value Portfolio..........     0.84%           206         38         --          3,715
World ex U.S. Targeted Value Portfolio.     0.84%           724         28         --          4,483
World ex U.S. Core Equity Portfolio....     0.83%         1,029         12         --          6,277
World Core Equity Portfolio............     0.84%            53         56         --            224

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2014.

J. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $     51
          U.S. Targeted Value Portfolio......................   21,398
          U.S. Small Cap Value Portfolio.....................   29,283
          U.S. Core Equity 1 Portfolio.......................   29,505
          U.S. Core Equity 2 Portfolio.......................   50,236
          U.S. Vector Equity Portfolio.......................   19,332
          U.S. Small Cap Portfolio...........................    1,156
          U.S. Micro Cap Portfolio...........................    2,399
          DFA Real Estate Securities Portfolio...............   43,406
          Large Cap International Portfolio..................    7,310
          International Core Equity Portfolio................   33,745
          DFA International Real Estate Securities Portfolio.    3,455
          DFA International Small Cap Value Portfolio........   16,689
          International Vector Equity Portfolio..............    3,210
          Emerging Markets Core Equity Portfolio.............  614,348

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                Approximate
                                                                               Percentage of
                                                                   Number of    Outstanding
                                                                  Shareholders    Shares
                                                                  ------------ -------------
Enhanced U.S. Large Company Portfolio-Institutional Class Shares.      5            82%
U.S. Large Cap Equity Portfolio-Institutional Class Shares.......      3            96%

                                                                                      Approximate
                                                                                     Percentage of
                                                                         Number of    Outstanding
                                                                        Shareholders    Shares
                                                                        ------------ -------------
U.S. Large Cap Value Portfolio-Institutional Class Shares..............      3            71%
U.S. Targeted Value Portfolio-Class R1 Shares..........................      4            90%
U.S. Targeted Value Portfolio-Class R2 Shares..........................      6            80%
U.S. Targeted Value Portfolio-Institutional Class Shares...............      3            57%
U.S. Small Cap Value Portfolio-Institutional Class Shares..............      3            58%
U.S. Core Equity 1 Portfolio-Institutional Class Shares................      5            78%
U.S. Core Equity 2 Portfolio-Institutional Class Shares................      6            82%
U.S. Vector Equity Portfolio-Institutional Class Shares................      5            94%
U.S. Small Cap Portfolio-Institutional Class Shares....................      3            48%
U.S. Micro Cap Portfolio-Institutional Class Shares....................      5            76%
DFA Real Estate Securities Portfolio-Institutional Class Shares........      4            85%
Large Cap International Portfolio-Institutional Class Shares...........      3            67%
International Core Equity Portfolio....................................      4            71%
Japanese Small Company Portfolio-Institutional Class Shares............      3            83%
Asia Pacific Small Company Portfolio-Institutional Class Shares........      3            89%
United Kingdom Small Company Portfolio-Institutional Class Shares......      4            97%
Continental Small Company Portfolio-Institutional Class Shares.........      5            94%
DFA International Real Estate Securities Portfolio-Institutional Class
  Shares...............................................................      4            93%
DFA Global Real Estate Securities Portfolio-Institutional Class Shares.      3            81%
DFA International Small Cap Value Portfolio-Institutional Class Shares.      3            57%
International Vector Equity Portfolio-Institutional Class Shares.......      4            87%
World ex U.S. Value Portfolio-Institutional Class Shares...............      5            82%
World ex U.S. Targeted Value Portfolio-Institutional Class Shares......      3            99%
World ex U.S. Core Equity Portfolio-Institutional Class Shares.........      3            95%
Selectively Hedged Global Equity Portfolio-Institutional Class Shares..      3            96%
Emerging Markets Portfolio-Institutional Class Shares..................      4            67%
Emerging Markets Small Cap Portfolio-Institutional Class Shares........      4            55%
Emerging Markets Value Portfolio-Class R2 Shares.......................      4            87%
Emerging Markets Value Portfolio-Institutional Class Shares............      2            30%
Emerging Markets Core Equity Portfolio-Institutional Class Shares......      3            59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2014

                                    [CHART]

                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
 11/9/2010             $10,000                      $10,000
11/30/2010               9,480                        9,414
12/31/2010              10,464                       10,420
 1/31/2011              10,584                       10,525
 2/28/2011              10,804                       10,664
 3/31/2011              11,010                       10,884
 4/30/2011              11,440                       11,261
 5/31/2011              10,889                       10,691
 6/30/2011              10,337                       10,152
 7/31/2011              10,678                       10,452
 8/31/2011              10,788                       10,557
 9/30/2011               9,187                        9,001
10/31/2011               9,798                        9,597
11/30/2011               9,538                        9,384
12/31/2011               9,199                        9,032
 1/31/2012               9,480                        9,256
 2/29/2012               9,752                        9,506
 3/31/2012               9,360                        9,112
 4/30/2012               9,299                        9,074
 5/31/2012               8,494                        8,245
 6/30/2012               8,889                        8,698
 7/31/2012               9,494                        9,261
 8/31/2012               9,676                        9,381
 9/30/2012               9,840                        9,541
10/31/2012               9,497                        9,171
11/30/2012               9,547                        9,176
12/31/2012               9,321                        8,937
 1/31/2013               9,544                        9,151
 2/28/2013               9,169                        8,777
 3/31/2013               9,229                        8,836
 4/30/2013               8,996                        8,590
 5/31/2013               8,763                        8,397
 6/30/2013               8,304                        8,001
 7/31/2013               8,436                        8,110
 8/31/2013               8,730                        8,386
 9/30/2013               8,529                        8,172
10/31/2013               8,438                        8,051
11/30/2013               8,397                        7,987
12/31/2013               8,473                        8,086
 1/31/2014               8,565                        8,110
 2/28/2014               9,156                        8,616
 3/31/2014               9,200                        8,651
 4/30/2014               9,435                        8,862
 5/31/2014               9,200                        8,607
 6/30/2014               9,271                        8,658
 7/31/2014               8,822                        8,227
 8/31/2014               8,750                        8,141                Past performance is not predictive of
 9/30/2014               8,208                        7,634                future performance.
10/31/2014               8,178                        7,573                The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
            Average Annual          One            Since                   redemption of fund shares.
            Total Return            Year         Inception                 Dow Jones data provided by Dow Jones
            ------------------------------------------------------         Indexes. The S&P data are provided by
                                   -3.08%         -4.93%                   Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 Commodity Market Review                     12 Months Ended October 31, 2014

   During the fiscal year ended October 31, 2014, commodities retreated from an early 2014 rally to end with a -5.94% return as measured by the Bloomberg Commodity Index Total Return. The precious metals sector led the decline. Following closely in terms of decline, grain and energy prices declined significantly in the period. Industrial metals produced near flat returns, and the livestock sector stood apart, producing a double-digit positive return in the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2014, the total return was -3.08% for the Portfolio and -5.94% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from +62.41% (coffee) to -31.64% (sugar).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.81 to 1.85 years during the period. The Portfolio benefited from exposure to longer duration relative to its short-term obligations on its derivatives. The Portfolio also benefited from its exposure to lower credit securities during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/14  10/31/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  866.80    0.33%    $1.55
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.54    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  22.7%
              Foreign Government...........................  19.8%
              Government...................................  13.5%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
BONDS -- (79.2%)
AUSTRALIA -- (6.7%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $    12,000 $12,041,136
    1.250%, 06/13/17.............................        10,000   9,988,870
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................         5,000   5,062,535
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................         8,737   8,739,464
    1.900%, 09/18/17.............................         7,000   7,097,377
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................         5,000   5,016,750
    1.300%, 07/25/16.............................         7,000   7,063,196
Westpac Banking Corp.
    3.000%, 12/09/15.............................         8,500   8,723,014
    1.200%, 05/19/17.............................        10,000   9,994,150
    2.000%, 08/14/17.............................         3,000   3,055,923
                                                                -----------
TOTAL AUSTRALIA..................................                76,782,415
                                                                -----------

CANADA -- (7.3%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................         5,000   5,153,565
Canadian National Railway Co.
    1.450%, 12/15/16.............................         4,275   4,326,642
Enbridge, Inc.
    4.900%, 03/01/15.............................         1,500   1,521,063
Export Development Canada
    0.875%, 12/07/16............................. GBP    10,000  15,970,451
Ontario, Province of Canada
    2.300%, 05/10/16.............................         5,000   5,129,055
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................         1,830   1,881,441
Royal Bank of Canada
    1.200%, 01/23/17.............................         7,000   7,017,290
    1.250%, 06/16/17.............................        15,000  14,990,940
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................         2,500   2,573,345
    2.375%, 10/19/16.............................        19,000  19,595,137
TransAlta Corp.
    4.750%, 01/15/15.............................         2,508   2,527,695
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................         3,106   3,156,243
                                                                -----------
TOTAL CANADA.....................................                83,842,867
                                                                -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................        15,000  15,425,760
                                                                -----------

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
FRANCE -- (1.7%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   $     3,000 $ 3,045,600
BNP Paribas SA
    3.250%, 03/11/15.............................         4,035   4,075,064
Orange SA
    2.125%, 09/16/15.............................           500     505,467
    2.750%, 09/14/16.............................         4,000   4,119,840
Societe Generale SA
    2.750%, 10/12/17.............................         5,000   5,146,085
Total Capital International SA
    1.550%, 06/28/17.............................         3,040   3,060,219
                                                                -----------
TOTAL FRANCE.....................................                19,952,275
                                                                -----------

GERMANY -- (3.2%)
Deutsche Bank AG
    3.250%, 01/11/16.............................         1,000   1,029,137
    6.000%, 09/01/17.............................         3,000   3,362,445
KFW
    5.500%, 12/07/15............................. GBP     4,000   6,732,666
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................        10,000  10,285,320
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP     9,000  15,056,989
                                                                -----------
TOTAL GERMANY....................................                36,466,557
                                                                -----------

JAPAN -- (2.9%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................        15,000  15,044,085
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................        13,000  13,100,490
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................         3,500   3,545,861
    2.000%, 09/13/16.............................         1,000   1,012,581
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................         1,000   1,000,350
                                                                -----------
TOTAL JAPAN......................................                33,703,367
                                                                -----------

NETHERLANDS -- (4.3%)
Aegon NV
    4.625%, 12/01/15.............................         3,489   3,631,902
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................        10,000  10,064,900

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
NETHERLANDS -- (Continued)
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD     7,000 $ 6,237,301
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................           880     937,510
Nederlandse Waterschapsbank NV
    2.125%, 09/07/16............................. GBP    10,000  16,336,622
    2.125%, 02/09/17.............................         4,000   4,113,104
Shell International Finance BV
    1.125%, 08/21/17.............................         8,000   7,998,120
                                                                -----------
TOTAL NETHERLANDS................................                49,319,459
                                                                -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.125%, 12/15/16............................. GBP     9,000  14,417,893
                                                                -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.8%)
Asian Development Bank
    1.000%, 12/15/16............................. GBP    14,000  22,402,750
Council Of Europe Development Bank
    1.750%, 12/19/16............................. GBP    14,000  22,753,468
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................         5,000   4,967,670
European Investment Bank
    3.250%, 12/07/16............................. GBP     9,000  15,062,979
    4.875%, 01/17/17.............................         4,000   4,358,144
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD    11,000   8,711,887
                                                                -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                78,256,898
                                                                -----------

SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................         4,500   4,582,260
Svensk Exportkredit AB
    2.125%, 07/13/16.............................         5,000   5,129,500
    1.125%, 12/15/16............................. GBP     8,000  12,815,905
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................         9,250   9,607,642
                                                                -----------
TOTAL SWEDEN.....................................                32,135,307
                                                                -----------

SWITZERLAND -- (0.2%)
Credit Suisse New York
    3.500%, 03/23/15.............................         1,000   1,011,777

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
SWITZERLAND -- (Continued)
UBS AG
    3.875%, 01/15/15.............................   $     1,163 $ 1,170,885
                                                                -----------
TOTAL SWITZERLAND................................                 2,182,662
                                                                -----------

UNITED KINGDOM -- (5.3%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................         1,700   1,824,989
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................         6,500   6,653,368
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................         3,100   3,128,030
    1.250%, 02/14/17.............................         1,200   1,196,916
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................         2,000   2,166,374
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................         5,000   5,043,340
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................         5,000   5,249,485
Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16............................. GBP    13,000  20,869,725
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................         3,850   3,859,879
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................         6,300   6,389,901
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................         4,951   4,972,126
                                                                -----------
TOTAL UNITED KINGDOM.............................                61,354,133
                                                                -----------

UNITED STATES -- (35.4%)
AbbVie, Inc.
    1.200%, 11/06/15.............................         4,000   4,022,520
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................         3,295   3,362,432
Actavis, Inc.
    1.875%, 10/01/17.............................         6,000   5,947,290
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................         3,615   3,690,998
Altria Group, Inc.
    4.125%, 09/11/15.............................         2,170   2,234,345
American Express Credit Corp.
    1.750%, 06/12/15.............................         1,200   1,208,680
    2.750%, 09/15/15.............................         2,250   2,294,201
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................           813     853,698
Amgen, Inc.
    1.875%, 11/15/14.............................         1,825   1,825,650
    4.850%, 11/18/14.............................         1,000   1,001,603

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................  $     6,000 $ 6,520,422
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................        5,000   5,488,520
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................        2,000   2,005,802
Apache Corp.
    5.625%, 01/15/17.............................        1,500   1,641,811
Apple, Inc.
    1.050%, 05/05/17.............................       27,000  26,997,705
AT&T, Inc.
    2.500%, 08/15/15.............................        3,066   3,112,781
    2.400%, 08/15/16.............................        1,000   1,024,580
AutoZone, Inc.
    6.950%, 06/15/16.............................        3,000   3,274,068
Bank of America Corp.
    1.500%, 10/09/15.............................        5,000   5,036,400
    3.750%, 07/12/16.............................        1,500   1,565,920
Bank of New York Mellon Corp. (The)
    1.969%, 06/20/17.............................        4,000   4,078,872
Becton Dickinson and Co.
    1.750%, 11/08/16.............................        1,500   1,515,690
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................        4,400   4,379,822
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................          200     201,730
Capital One Financial Corp.
    2.150%, 03/23/15.............................        4,700   4,729,445
Cardinal Health, Inc.
    4.000%, 06/15/15.............................        3,000   3,060,105
CareFusion Corp.
    1.450%, 05/15/17.............................        5,000   4,990,520
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................        5,000   5,137,455
    1.350%, 09/06/16.............................        1,000   1,009,615
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................        5,000   5,377,965
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................        3,000   3,009,645
Citigroup, Inc.
    1.350%, 03/10/17.............................        2,000   2,000,130
CNA Financial Corp.
    5.850%, 12/15/14.............................        3,277   3,295,600
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................        9,723   9,808,115
Comcast Corp.
    4.950%, 06/15/16.............................        3,500   3,732,540
Comerica, Inc.
    3.000%, 09/16/15.............................        2,277   2,323,414
Computer Sciences Corp.
    2.500%, 09/15/15.............................        3,558   3,608,225

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................  $     5,000 $5,521,900
CVS Health Corp.
    3.250%, 05/18/15.............................        1,000  1,014,688
Devon Energy Corp.
    1.200%, 12/15/16.............................        5,970  6,038,583
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................        5,000  5,167,685
Dominion Resources, Inc.
    5.150%, 07/15/15.............................        1,400  1,443,268
    2.250%, 09/01/15.............................        5,000  5,059,095
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................        6,000  6,125,424
Eastman Chemical Co.
    3.000%, 12/15/15.............................        1,000  1,023,259
    2.400%, 06/01/17.............................        3,000  3,054,636
eBay, Inc.
    1.350%, 07/15/17.............................        3,000  2,979,225
Ecolab, Inc.
    1.000%, 08/09/15.............................        2,000  2,006,502
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................        1,475  1,482,983
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................        1,200  1,214,490
EOG Resources, Inc.
    2.950%, 06/01/15.............................        2,440  2,474,972
    2.500%, 02/01/16.............................        6,000  6,126,870
Exelon Corp.
    4.900%, 06/15/15.............................          500    512,741
Express Scripts Holding Co.
    2.100%, 02/12/15.............................        4,000  4,016,124
    3.125%, 05/15/16.............................        1,975  2,044,858
Fifth Third Bancorp
    3.625%, 01/25/16.............................        1,000  1,033,646
Fifth Third Bank
    0.900%, 02/26/16.............................        2,000  2,004,354
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................        3,500  3,705,415
Freeport-McMoRan, Inc.
    1.400%, 02/13/15.............................        3,996  4,002,362
GATX Corp.
    4.750%, 05/15/15.............................        5,240  5,346,503
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................        3,000  3,004,125
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................          600    608,042
    3.625%, 02/07/16.............................        1,000  1,032,075
    6.250%, 09/01/17.............................        3,000  3,362,709
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................        1,400  1,419,058

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Hewlett-Packard Co.
    2.625%, 12/09/14.............................  $      1,000 $1,001,908
    3.000%, 09/15/16.............................         1,000  1,032,813
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................         1,666  1,691,363
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,011,108
John Deere Capital Corp.
    2.000%, 01/13/17.............................         1,500  1,531,618
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,354,242
    2.600%, 12/01/16.............................         3,475  3,587,201
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,819,298
    3.400%, 06/24/15.............................         1,000  1,018,061
Kellogg Co.
    1.875%, 11/17/16.............................         1,000  1,016,834
    1.750%, 05/17/17.............................         3,000  3,026,157
KeyBank NA
    1.100%, 11/25/16.............................         6,000  6,005,712
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,071,118
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................           830    908,756
Kroger Co. (The)
    2.200%, 01/15/17.............................         1,000  1,020,855
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,148,224
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,094,246
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,141,108
MetLife, Inc.
    5.000%, 06/15/15.............................           500    513,737
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,866,803
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,236,688
MUFG Union Bank NA
    3.000%, 06/06/16.............................         1,000  1,030,570
Mylan, Inc.
    1.350%, 11/29/16.............................         6,038  6,052,588
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................         2,722  2,757,155
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,870,265
ONEOK Partners L.P.
    2.000%, 10/01/17.............................         2,820  2,839,994
PepsiCo, Inc.
    0.700%, 08/13/15.............................         5,045  5,057,779
Philip Morris International, Inc.
    2.500%, 05/16/16.............................         2,224  2,286,001
Phillips 66
    2.950%, 05/01/17.............................         5,000  5,192,225

                                                         Face
                                                        Amount^   Value+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................  $      3,450 $ 3,822,424
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830   2,904,820
PNC Funding Corp.
    4.250%, 09/21/15.............................           600     619,189
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050   2,077,935
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000   2,112,208
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000   1,006,585
    6.200%, 01/15/15.............................         2,448   2,475,420
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000   4,173,856
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000   4,007,792
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048   1,051,224
Southern Power Co.
    4.875%, 07/15/15.............................         3,660   3,763,633
Starbucks Corp.
    0.875%, 12/05/16.............................         1,000   1,001,109
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000   4,157,504
Symantec Corp.
    2.750%, 06/15/17.............................         2,000   2,032,656
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350   2,356,418
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250   2,276,615
    2.250%, 08/15/16.............................         2,953   3,013,593
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000   4,027,472
Time Warner, Inc.
    5.875%, 11/15/16.............................         1,000   1,094,408
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................        15,819  16,165,626
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................         1,000   1,020,133
Valero Energy Corp.
    4.500%, 02/01/15.............................           900     908,055
Verizon Communications, Inc.
    0.700%, 11/02/15.............................         3,000   3,002,334
Walgreen Co.
    1.000%, 03/13/15.............................         3,720   3,725,915
Walt Disney Co. (The)
    0.875%, 12/01/14.............................         1,500   1,500,795
    1.125%, 02/15/17.............................         2,000   2,007,256
Wells Fargo & Co.
    1.250%, 02/13/15.............................         1,000   1,002,551
    1.500%, 07/01/15.............................         2,500   2,518,787
    2.625%, 12/15/16.............................         6,000   6,210,660

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.930%, 10/01/16.............................  $      2,348 $  2,552,337
Whirlpool Corp.
    1.350%, 03/01/17.............................         2,000    1,994,372
Whirpool Corp.
    1.650%, 11/01/17.............................         5,000    5,000,955
Williams Partners L.P.
    3.800%, 02/15/15.............................         2,300    2,318,966
Xerox Corp.
    4.250%, 02/15/15.............................         3,500    3,536,302
Yum! Brands, Inc.
    4.250%, 09/15/15.............................         2,485    2,555,437
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................         1,000    1,000,738
                                                                ------------
TOTAL UNITED STATES..............................                408,374,413
                                                                ------------
TOTAL BONDS......................................                912,214,006
                                                                ------------

AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................        10,000   10,323,290
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.............................        30,000   30,055,050

                                                           Face
                                                          Amount^     Value+
                                                          -------     ------
                                                           (000)
AGENCY OBLIGATIONS -- (Continued)
Federal National Mortgage Association
      1.375%, 11/15/16.............................  $      5,000 $    5,076,100
      0.750%, 04/20/17.............................        30,000     29,934,030
                                                                  --------------
TOTAL AGENCY OBLIGATIONS...........................                   75,388,470
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- (14.3%)
U.S. Treasury Notes
++^^  0.875%, 12/31/16.............................       113,000    113,670,994
      3.000%, 02/28/17.............................        15,000     15,809,760
      1.000%, 09/15/17.............................        35,000     35,106,645
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                  164,587,399
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,157,311,859)..............................               $1,152,189,875
                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   76,782,415    --    $   76,782,415
  Canada.................................          --      83,842,867    --        83,842,867
  Finland................................          --      15,425,760    --        15,425,760
  France.................................          --      19,952,275    --        19,952,275
  Germany................................          --      36,466,557    --        36,466,557
  Japan..................................          --      33,703,367    --        33,703,367
  Netherlands............................          --      49,319,459    --        49,319,459
  Norway.................................          --      14,417,893    --        14,417,893
  Supranational Organization Obligations.          --      78,256,898    --        78,256,898
  Sweden.................................          --      32,135,307    --        32,135,307
  Switzerland............................          --       2,182,662    --         2,182,662
  United Kingdom.........................          --      61,354,133    --        61,354,133
  United States..........................          --     408,374,413    --       408,374,413
Agency Obligations.......................          --      75,388,470    --        75,388,470
U.S. Treasury Obligations................          --     164,587,399    --       164,587,399
Swap Agreements**........................          --     (12,499,678)   --       (12,499,678)
Futures Contracts**...................... $(1,217,029)             --    --        (1,217,029)
Forward Currency Contracts**.............          --       1,912,228    --         1,912,228
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,217,029) $1,141,602,425    --    $1,140,385,396
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $  1,152,190
Temporary Cash.........................................................................       29,195
Foreign Currencies at Value............................................................            3
Segregated Cash for Swaps Contracts....................................................        7,316
Cash...................................................................................        8,652
Receivables:
  Investment Securities Sold...........................................................           40
  Interest.............................................................................        8,027
  Fund Shares Sold.....................................................................        6,071
Unrealized Gain on Forward Currency Contracts..........................................        2,157
Prepaid Expenses and Other Assets......................................................           41
                                                                                        ------------
     Total Assets......................................................................    1,213,692
                                                                                        ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        5,000
  Fund Shares Redeemed.................................................................        1,180
  Due to Advisor.......................................................................          297
  Futures Margin Variation.............................................................          196
Unrealized Loss on Swap Contracts......................................................       12,500
Unrealized Loss on Forward Currency Contracts..........................................          245
Accrued Expenses and Other Liabilities.................................................           83
                                                                                        ------------
     Total Liabilities.................................................................       19,501
                                                                                        ------------
NET ASSETS............................................................................. $  1,194,191
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  149,317,618
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.00
                                                                                        ============
Investments at Cost.................................................................... $  1,157,312
                                                                                        ============
Foreign Currencies at Cost............................................................. $          3
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,204,372
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        5,939
Accumulated Net Realized Gain (Loss)...................................................          903
Net Unrealized Foreign Exchange Gain (Loss)............................................        1,816
Net Unrealized Appreciation (Depreciation).............................................      (18,839)
                                                                                        ------------
NET ASSETS............................................................................. $  1,194,191
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  9,845
                                                                                                     --------
     Total Investment Income........................................................................    9,845
                                                                                                     --------
Expenses
  Investment Advisory Services Fees.................................................................    3,648
  Accounting & Transfer Agent Fees..................................................................       61
  Custodian Fees....................................................................................       39
  Filing Fees.......................................................................................      133
  Shareholders' Reports.............................................................................       48
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       30
  Other.............................................................................................        9
                                                                                                     --------
     Total Expenses.................................................................................    3,975
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (640)
  Fees Paid Indirectly..............................................................................      (12)
                                                                                                     --------
  Net Expenses......................................................................................    3,323
                                                                                                     --------
  Net Investment Income (Loss)......................................................................    6,522
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:......................................................................
    Investment Securities Sold......................................................................    2,967
    Futures.........................................................................................   (2,034)
    Swap Contracts..................................................................................  (49,078)
    Foreign Currency Transactions...................................................................    2,905
  Change in Unrealized Appreciation (Depreciation) of:..............................................
    Investment Securities and Foreign Currency......................................................   (7,904)
    Futures.........................................................................................     (649)
    Swap Contracts..................................................................................   (6,914)
    Translation of Foreign Currency Denominated Amounts.............................................    2,590
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................  (58,117)
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(51,595)
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                           Year        Year
                                                                                          Ended       Ended
                                                                                         Oct. 31,    Oct. 31,
                                                                                           2014        2013
                                                                                        ----------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    6,522  $   4,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      2,967        952
    Futures............................................................................     (2,034)    (1,683)
    Swap Contracts.....................................................................    (49,078)   (68,369)
    Foreign Currency Transactions......................................................      2,905     (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     (7,904)        75
    Futures............................................................................       (649)      (717)
    Swap Contracts.....................................................................     (6,914)    (6,861)
    Translation of Foreign Currency Denominated Amounts................................      2,590        715
                                                                                        ----------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    (51,595)   (72,989)
                                                                                        ----------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (4,154)    (2,493)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (379)      (472)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (474)      (472)
                                                                                        ----------  ---------
     Total Distributions...............................................................     (5,007)    (3,437)
                                                                                        ----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................    761,756    552,864
  Shares Issued in Lieu of Cash Distributions..........................................      4,915      3,267
  Shares Redeemed......................................................................   (302,192)  (151,470)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................    464,479    404,661
                                                                                        ----------  ---------
     Total Increase (Decrease) in Net Assets...........................................    407,877    328,235
Net Assets
  Beginning of Year....................................................................    786,314    458,079
                                                                                        ----------  ---------
  End of Year.......................................................................... $1,194,191  $ 786,314
                                                                                        ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     90,096     63,019
  Shares Issued in Lieu of Cash Distributions..........................................        566        366
  Shares Redeemed......................................................................    (36,041)   (17,417)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     54,621     45,968
                                                                                        ==========  =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    5,939  $   1,500

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    Year        Year       Year
                                                                                   Ended       Ended      Ended
                                                                                  Oct. 31,    Oct. 31,   Oct. 31,
                                                                                    2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................... $     8.30   $   9.40   $   9.77
                                                                                ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................................       0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)...................      (0.31)     (1.10)     (0.37)
                                                                                ----------   --------   --------
   Total from Investment Operations............................................      (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................................      (0.04)     (0.04)     (0.06)
  Net Realized Gains...........................................................      (0.01)     (0.02)     (0.01)
                                                                                ----------   --------   --------
   Total Distributions.........................................................      (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................................. $     8.00   $   8.30   $   9.40
=============================================================================== ==========   ========   ========
Total Return...................................................................      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................... $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets........................................       0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)...................................................................       0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets...........................       0.65%      0.66%      0.79%
Portfolio Turnover Rate........................................................        104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                                                    Period
                                                                                Nov. 9, 2010(a)
                                                                                  to Oct. 31,
                                                                                     2011
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........................................    $  10.00
                                                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)...................       (0.27)
                                                                                   --------
   Total from Investment Operations............................................       (0.20)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................................       (0.03)
  Net Realized Gains...........................................................          --
                                                                                   --------
   Total Distributions.........................................................       (0.03)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................................    $   9.77
=============================================================================== ===============
Total Return...................................................................       (2.02)%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..........................................    $230,781
Ratio of Expenses to Average Net Assets........................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)...................................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets...........................        0.64%(C)(E)
Portfolio Turnover Rate........................................................          50%(D)
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2014, the Portfolio held a $243,966,964 investment in the Subsidiary, representing 20.10% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2014, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2014, approximately $640 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $8

F. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ -------------------
                                      Purchases  Sales   Purchases   Sales
                                      --------- -------- ---------- --------
    DFA Commodity Strategy Portfolio. $212,151  $458,903 $1,165,997 $516,202

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2013.............................     $2,965         $472          --     $3,437
2014.............................      4,533          474          --      5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,157,312    $1,471      $(6,593)      $(5,122)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2014, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                   Unrealized
                                                        Value at     Foreign
 Settlement Currency                         Contract  October 31,  Exchange
    Date    Amount**        Currency          Amount      2014     Gain (Loss)
 ---------- -------- -------------------    ---------  ----------- -----------
  11/25/14   (7,100) Canadian Dollar (1)    $  (6,307)  $  (6,296)   $   11
  11/14/14  (11,269) New Zealand Dollar (2)    (8,907)     (8,776)      131
  11/03/14   47,418  UK Pound Sterling (3)     75,972      75,855      (117)
  11/03/14  (47,418) UK Pound Sterling (1)    (76,835)    (75,855)      980
  11/04/14   55,373  UK Pound Sterling (1)     88,453      88,580       127
  11/04/14  (55,373) UK Pound Sterling (1)    (89,372)    (88,580)      792
  12/03/14  (47,748) UK Pound Sterling (3)    (76,480)    (76,364)      116
  12/04/14  (55,464) UK Pound Sterling (1)    (88,577)    (88,705)     (128)
                                            ---------   ---------    ------
                                            $(182,053)  $(180,141)   $1,912
                                            =========   =========    ======

Counterparties:

(1)Citibank, N.A.

(2)Bank of America Corp.

(3)State Street Bank and Trust

* During the year ended October 31, 2014, the Portfolio's average contract amount of forward currency contracts was $226,502 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                Expiration Number of  Contract  Unrealized
    Description                    Date    Contracts*  Amount   Gain (Loss)
    -----------                 ---------- ---------- --------  -----------
    Brent Crude Oil Futures....  02/12/15       54    $  4,719    $    12
    CBT Wheat Futures..........  03/13/15       98       2,674         20
    Coffee 'C' Futures.........  03/19/15       47       3,389        (33)
    Copper Futures.............  03/27/15       79       6,002        (73)
    Corn Futures...............  03/13/15      300       5,839         82
    Cotton No.2 Futures........  03/09/15       33       1,038          9
    Gasoline RBOB Futures......  12/31/14       28       2,523       (132)
    Gold 100 oz Futures........  02/25/15       83       9,731       (479)
    KCB Wheat Futures..........  03/13/15       33         988         (8)
    LME Nickel Futures.........  01/19/15       46       4,355       (253)
    LME Nickel Futures.........  11/19/14       46       4,342       (807)
    LME Nickel Futures.........  01/19/15      (24)     (2,272)        51
    LME Nickel Futures.........  11/19/14      (46)     (4,342)       630
    LME Prime Aluminum Futures.  11/19/14      196      10,117        230
    LME Prime Aluminum Futures.  01/19/15      193       9,878        462
    LME Prime Aluminum Futures.  01/19/15     (101)     (5,169)      (308)
    LME Prime Aluminum Futures.  11/19/14     (196)    (10,116)      (284)
    LME Zinc Futures...........  01/19/15       83       4,796         57
    LME Zinc Futures...........  11/19/14       83       4,794        (56)
    LME Zinc Futures...........  01/19/15      (43)     (2,485)       (44)
    LME Zinc Futures...........  11/19/14      (83)     (4,794)         3
    Lean Hogs Futures..........  02/13/15       49       1,726        (23)
    Live Cattle Futures........  02/27/15       53       3,521        (31)
    NY Harbor ULSD Futures.....  12/31/14       27       2,843        (73)
    Natural Gas Futures........  12/29/14      197       7,799       (211)
    Silver Futures.............  03/27/15       37       2,990       (203)
    Soybean Futures............  01/14/15       79       4,145        373
    Soybean Meal Futures.......  01/14/15       57       2,090        297
    Soybean Oil Futures........  01/14/15      110       2,311        126
    Sugar #11 Futures..........  02/27/15      195       3,503       (139)
    WTI Crude Futures..........  12/19/14       80       6,434       (412)
                                                      --------    -------
                                                      $ 83,369    $(1,217)
                                                      ========    =======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2014 the Subsidiary's average notional contract amount of outstanding futures contracts was $72,751 (in thousands).

   At October 31, 2014, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                         Unrealized
                                 Commodity Expiration       Notional    Appreciation
Counterparty                     Exposure     Date          Amount*    (Depreciation)
------------                     --------- ----------     -----------  --------------
Bank of America.................   Index**  12/31/14  USD $   (90,558)    $ (1,024)
Citibank, N.A...................   Index**  12/31/14  USD    (216,371)      (2,422)
Credit Suisse...................   Index**  11/25/14  USD     (95,104)      (1,068)
Credit Suisse...................   Index**  11/25/14  USD    (200,339)      (2,250)
Deutsche Bank AG, London Branch.   Index**  11/25/14  USD    (240,817)      (2,706)
UBS AG..........................   Index**  01/30/15  USD    (270,642)      (3,030)
                                                          -----------     --------
                                                          $(1,113,831)    $(12,500)
                                                          ===========     ========

* During the year ended October 31, 2014 the Subsidiary's average notional value of outstanding swap contracts was $1,037,960 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2014:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                                               Asset Derivatives Value
                                                            -----------------------------
                                             Total Value     Foreign  Commodity  Commodity
                                                  at        Exchange   Futures     Swap
                                           October 31, 2014 Contracts Contracts  Contracts
-                                          ---------------- --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD..     $  4,509      $2,157    $ 2,352*        --

                                                             Liability Derivatives Value
-                                                           -----------------------------
                                             Total Value     Foreign  Commodity  Commodity
                                                  at        Exchange   Futures     Swap
                                           October 31, 2014 Contracts Contracts  Contracts
-                                          ---------------- --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD..     $(16,314)     $ (245)   $(3,569)* $(12,500)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2014:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                           --------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                             Total   Contracts Contracts Contracts
                                           --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(48,117)  $2,995    $(2,034) $(49,078)


                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                           -------------------------------------
                                                     Foreign  Commodity Commodity
                                                    Exchange   Futures    Swap
                                            Total   Contracts Contracts Contracts
                                           -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(4,866)  $2,697     $(649)   $(6,914)

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2014 (Amounts in thousands):

                                             Gross Amounts Not Offset                           Gross Amounts Not Offset
                                                in the Consolidated                                in the Consolidated
                                             Statements of Assets and                           Statements of Assets and
                                                    Liabilities                                        Liabilities
                                    Gross    -------------------------               Gross      ------------------------
                                  Amounts of                   Cash                Amounts of                     Cash
                                  Recognized   Financial    Collateral    Net      Recognized     Financial    Collateral
Description                       Assets(a)  Instruments(b)  Received  Amount(c) Liabilities(a) Instruments(d)  Pledged
-----------                       ---------- -------------- ---------- --------- -------------- -------------- ----------
                                                      Assets                                        Liabilities
                                  ---------------------------------------------- ----------------------------------------
DFA Commodity Strategy Portfolio
Forward Currency Contracts.......   $2,157       $(245)         --      $1,912      $   245        $  (245)          --
Swap Contracts...................       --          --          --          --       12,500         (5,184)(f)   (7,316)






                                     Net
Description                       Amount(e)
-----------                       ---------

                                  ----------
DFA Commodity Strategy Portfolio
Forward Currency Contracts.......    --
Swap Contracts...................    --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities as well as pledged non-cash collateral.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2014.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2014

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                    Portfolio - Class R2            (net div.)
                   -----------------------    ------------------------
 4/30/2008              $10,000                     $10,000
 5/31/2008               10,000                      10,152
 6/30/2008                9,006                       9,362
 7/31/2008                8,752                       9,029
 8/31/2008                8,381                       8,680
 9/30/2008                7,404                       7,427
10/31/2008                5,537                       5,882
11/30/2008                5,194                       5,563
12/31/2008                5,594                       5,856
 1/31/2009                4,819                       5,310
 2/28/2009                4,220                       4,772
 3/31/2009                4,686                       5,087
 4/30/2009                5,539                       5,743
 5/31/2009                6,361                       6,469
 6/30/2009                6,268                       6,402
 7/31/2009                7,007                       7,003
 8/31/2009                7,404                       7,339
 9/30/2009                7,789                       7,641
10/31/2009                7,467                       7,519
11/30/2009                7,685                       7,705
12/31/2009                7,769                       7,828
 1/31/2010                7,316                       7,461
 2/28/2010                7,340                       7,453
 3/31/2010                7,920                       7,933
 4/30/2010                7,781                       7,815
 5/31/2010                6,874                       6,952
 6/30/2010                6,751                       6,852
 7/31/2010                7,584                       7,485
 8/31/2010                7,209                       7,261
 9/30/2010                7,990                       7,958
10/31/2010                8,259                       8,241
11/30/2010                7,836                       7,892
12/31/2010                8,567                       8,528
 1/31/2011                8,931                       8,712
 2/28/2011                9,224                       9,035
 3/31/2011                8,966                       8,854
 4/30/2011                9,443                       9,336
 5/31/2011                9,097                       9,059
 6/30/2011                8,968                       8,930
 7/31/2011                8,679                       8,783
 8/31/2011                7,744                       8,040
 9/30/2011                6,896                       7,233
10/31/2011                7,555                       7,936
11/30/2011                7,306                       7,569
12/31/2011                7,106                       7,487
 1/31/2012                7,579                       7,891
 2/29/2012                7,974                       8,325
 3/31/2012                7,907                       8,263
 4/30/2012                7,622                       8,123
 5/31/2012                6,676                       7,197
 6/30/2012                7,146                       7,669
 7/31/2012                7,112                       7,764
 8/31/2012                7,407                       7,986
 9/30/2012                7,665                       8,228
10/31/2012                7,759                       8,286
11/30/2012                7,877                       8,460
12/31/2012                8,263                       8,716
 1/31/2013                8,646                       9,144
 2/28/2013                8,382                       9,053
 3/31/2013                8,408                       9,125
 4/30/2013                8,817                       9,541
 5/31/2013                8,707                       9,327
 6/30/2013                8,400                       8,978
 7/31/2013                8,968                       9,455
 8/31/2013                8,902                       9,333
 9/30/2013                9,570                       9,993
10/31/2013                9,901                      10,328
11/30/2013                9,931                      10,391
12/31/2013               10,149                      10,548
 1/31/2014                9,775                      10,122
 2/28/2014               10,328                      10,675
 3/31/2014               10,249                      10,627
 4/30/2014               10,420                      10,794
 5/31/2014               10,529                      10,961
 6/30/2014               10,661                      11,117
 7/31/2014               10,419                      10,919
 8/31/2014               10,419                      10,927
 9/30/2014                9,956                      10,479
10/31/2014                9,782                      10,312                  Past performance is not predictive of
                                                                             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.21%      5.55%       -0.34%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2004             $10,000                            $10,000
11/30/2004              10,737                             10,665
12/31/2004              11,272                             11,116
 1/31/2005              11,155                             10,897
 2/28/2005              11,595                             11,382
 3/31/2005              11,305                             11,123
 4/30/2005              10,961                             10,840
 5/31/2005              10,975                             10,859
 6/30/2005              11,147                             11,037
 7/31/2005              11,643                             11,393
 8/31/2005              12,027                             11,708
 9/30/2005              12,363                             12,242
10/31/2005              12,173                             11,847
11/30/2005              12,391                             12,160
12/31/2005              12,993                             12,724
 1/31/2006              13,878                             13,529
 2/28/2006              14,008                             13,483
 3/31/2006              14,598                             13,911
 4/30/2006              15,332                             14,576
 5/31/2006              14,713                             14,022
 6/30/2006              14,612                             14,004
 7/31/2006              14,839                             14,136
 8/31/2006              15,343                             14,537
 9/30/2006              15,557                             14,526
10/31/2006              16,244                             15,100
11/30/2006              16,776                             15,549
12/31/2006              17,429                             15,995
 1/31/2007              17,753                             16,093
 2/28/2007              17,738                             16,222
 3/31/2007              18,307                             16,637
 4/30/2007              19,227                             17,394
 5/31/2007              19,883                             17,781
 6/30/2007              19,737                             17,798
 7/31/2007              19,186                             17,552
 8/31/2007              18,964                             17,298
 9/30/2007              19,951                             18,281
10/31/2007              20,913                             19,076
11/30/2007              19,643                             18,330
12/31/2007              19,215                             17,985
 1/31/2008              17,658                             16,364
 2/29/2008              17,429                             16,660
 3/31/2008              17,639                             16,422
 4/30/2008              18,422                             17,335
 5/31/2008              18,430                             17,598
 6/30/2008              16,600                             16,230
 7/31/2008              16,130                             15,652
 8/31/2008              15,450                             15,047
 9/30/2008              13,646                             12,874
10/31/2008              10,223                             10,196
11/30/2008               9,595                              9,643
12/31/2008              10,312                             10,152
 1/31/2009               8,892                              9,204
 2/28/2009               7,800                              8,273
 3/31/2009               8,647                              8,818
 4/30/2009              10,235                              9,955
 5/31/2009              11,757                             11,214
 6/30/2009              11,581                             11,098
 7/31/2009              12,951                             12,140
 8/31/2009              13,686                             12,722
 9/30/2009              14,390                             13,247
10/31/2009              13,811                             13,034
11/30/2009              14,214                             13,356
12/31/2009              14,381                             13,569
 1/31/2010              13,546                             12,933
 2/28/2010              13,588                             12,920
 3/31/2010              14,671                             13,752
 4/30/2010              14,418                             13,547
 5/31/2010              12,721                             12,052
 6/30/2010              12,500                             11,878
 7/31/2010              14,059                             12,976
 8/31/2010              13,365                             12,588
 9/30/2010              14,797                             13,795
10/31/2010              15,322                             14,287
11/30/2010              14,539                             13,682
12/31/2010              15,901                             14,783
 1/31/2011              16,576                             15,102
 2/28/2011              17,121                             15,662
 3/31/2011              16,649                             15,348
 4/30/2011              17,533                             16,184
 5/31/2011              16,900                             15,704
 6/30/2011              16,664                             15,480
 7/31/2011              16,126                             15,225
 8/31/2011              14,397                             13,938
 9/30/2011              12,821                             12,538
10/31/2011              14,038                             13,758
11/30/2011              13,585                             13,122
12/31/2011              13,222                             12,979
 1/31/2012              14,110                             13,679
 2/29/2012              14,837                             14,431
 3/31/2012              14,721                             14,325
 4/30/2012              14,191                             14,081
 5/31/2012              12,438                             12,476
 6/30/2012              13,314                             13,294
 7/31/2012              13,259                             13,459
 8/31/2012              13,800                             13,843
 9/30/2012              14,290                             14,263
10/31/2012              14,474                             14,363
11/30/2012              14,695                             14,665
12/31/2012              15,418                             15,109
 1/31/2013              16,133                             15,852
 2/28/2013              15,650                             15,694
 3/31/2013              15,696                             15,818
 4/30/2013              16,469                             16,539
 5/31/2013              16,264                             16,168
 6/30/2013              15,690                             15,563
 7/31/2013              16,762                             16,391
 8/31/2013              16,638                             16,180
 9/30/2013              17,893                             17,323
10/31/2013              18,512                             17,904
11/30/2013              18,579                             18,014
12/31/2013              18,982                             18,285
 1/31/2014              18,283                             17,547
 2/28/2014              19,327                             18,505
 3/31/2014              19,187                             18,422
 4/30/2014              19,508                             18,712
 5/31/2014              19,722                             19,002
 6/30/2014              19,960                             19,272
 7/31/2014              19,515                             18,928
 8/31/2014              19,515                             18,943
 9/30/2014              18,661                             18,165
10/31/2014              18,333                             17,877               Past performance is not predictive of
                                                                                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                  -0.97%        5.83%       6.25%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2004-October 31, 2014

                        [CHART]

               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/31/2004           $10,000            $10,000
11/30/2004            10,406             10,405
12/31/2004            10,758             10,759
 1/31/2005            10,496             10,496
 2/28/2005            10,724             10,717
 3/31/2005            10,530             10,527
 4/30/2005            10,336             10,328
 5/31/2005            10,656             10,656
 6/30/2005            10,675             10,672
 7/31/2005            11,075             11,069
 8/31/2005            10,972             10,968
 9/30/2005            11,060             11,056
10/31/2005            10,876             10,872
11/30/2005            11,290             11,283
12/31/2005            11,293             11,287
 1/31/2006            11,594             11,586
 2/28/2006            11,617             11,618
 3/31/2006            11,763             11,762
 4/30/2006            11,926             11,920
 5/31/2006            11,578             11,577
 6/30/2006            11,600             11,593
 7/31/2006            11,670             11,664
 8/31/2006            11,950             11,942
 9/30/2006            12,251             12,250
10/31/2006            12,650             12,649
11/30/2006            12,884             12,889
12/31/2006            13,069             13,070
 1/31/2007            13,269             13,268
 2/28/2007            13,010             13,008
 3/31/2007            13,147             13,154
 4/30/2007            13,738             13,737
 5/31/2007            14,211             14,216
 6/30/2007            13,982             13,980
 7/31/2007            13,542             13,546
 8/31/2007            13,744             13,749
 9/30/2007            14,259             14,264
10/31/2007            14,486             14,490
11/30/2007            13,877             13,885
12/31/2007            13,790             13,788
 1/31/2008            12,961             12,961
 2/29/2008            12,541             12,540
 3/31/2008            12,494             12,486
 4/30/2008            13,096             13,094
 5/31/2008            13,265             13,264
 6/30/2008            12,152             12,146
 7/31/2008            12,056             12,044
 8/31/2008            12,225             12,218
 9/30/2008            11,149             11,129
10/31/2008             9,284              9,260
11/30/2008             8,626              8,596
12/31/2008             8,721              8,687
 1/31/2009             7,994              7,955
 2/28/2009             7,144              7,108
 3/31/2009             7,771              7,730
 4/30/2009             8,515              8,470
 5/31/2009             8,998              8,944
 6/30/2009             9,009              8,962
 7/31/2009             9,695              9,640
 8/31/2009            10,043             9,988
 9/30/2009            10,420             10,360
10/31/2009            10,219             10,168
11/30/2009            10,833             10,778
12/31/2009            11,042             10,986
 1/31/2010            10,652             10,591
 2/28/2010            10,979             10,919
 3/31/2010            11,644             11,578
 4/30/2010            11,821             11,760
 5/31/2010            10,873             10,821
 6/30/2010            10,305             10,255
 7/31/2010            11,027             10,973
 8/31/2010            10,533             10,478
 9/30/2010            11,469             11,413
10/31/2010            11,903             11,847
11/30/2010            11,903             11,849
12/31/2010            12,698             12,641
 1/31/2011            13,006             12,940
 2/28/2011            13,442             13,384
 3/31/2011            13,458             13,389
 4/30/2011            13,844             13,786
 5/31/2011            13,689             13,629
 6/30/2011            13,457             13,402
 7/31/2011            13,186             13,130
 8/31/2011            12,475             12,417
 9/30/2011            11,592             11,544
10/31/2011            12,865             12,805
11/30/2011            12,826             12,777
12/31/2011            12,965             12,908
 1/31/2012            13,541             13,486
 2/29/2012            14,118             14,069
 3/31/2012            14,590             14,532
 4/30/2012            14,499             14,441
 5/31/2012            13,619             13,573
 6/30/2012            14,182             14,132
 7/31/2012            14,380             14,329
 8/31/2012            14,697             14,652
 9/30/2012            15,076             15,030
10/31/2012            14,797             14,753
11/30/2012            14,890             14,838
12/31/2012            15,016             14,973
 1/31/2013            15,793             15,749
 2/28/2013            16,007             15,963
 3/31/2013            16,608             16,561
 4/30/2013            16,930             16,881
 5/31/2013            17,320             17,275
 6/30/2013            17,094             17,043
 7/31/2013            17,957             17,911
 8/31/2013            17,431             17,392
 9/30/2013            17,980             17,937
10/31/2013            18,807             18,762
11/30/2013            19,377             19,334
12/31/2013            19,871             19,823
 1/31/2014            19,175             19,138
 2/28/2014            20,062             20,013
 3/31/2014            20,225             20,181
 4/30/2014            20,376             20,331
 5/31/2014            20,842             20,808
 6/30/2014            21,271             21,238
 7/31/2014            20,982             20,945
 8/31/2014            21,821             21,783
 9/30/2014            21,511             21,477
10/31/2014            22,036             22,002                  Past performance is not predictive of
                                                                 future performance.
                                                                 The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     The S&P data are provided by
                            17.17%     16.61%     8.22%          Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-US developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-US securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2014, total returns were -1.21% for the Portfolio's Class R2 shares, -0.97% for the Portfolio's Institutional Class shares, and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

U.S. Equity Market Review   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, the total return was 17.17% for the Portfolio and 17.27% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/14  10/31/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  938.70    0.68%    $3.32
   Institutional Class Shares......... $1,000.00 $  939.80    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.78    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/14  10/31/14    Ratio*   Period*
                                    --------- --------- ---------- --------

     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,081.50    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   9.6%
              Energy.......................................   9.2%
              Financials...................................  14.1%
              Health Care..................................  14.3%
              Industrials..................................  10.4%
              Information Technology.......................  19.5%
              Materials....................................   3.3%
              Real Estate Investment Trusts................   2.3%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014


                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,992,010,787
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,241,548,980)........................................ $6,992,010,787
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (11.0%)
 *   Amazon.com, Inc...................   119,627 $ 36,541,263            0.6%
     Comcast Corp. Class A.............   817,188   45,231,356            0.8%
     Home Depot, Inc. (The)............   424,972   41,443,269            0.7%
     McDonald's Corp...................   310,042   29,060,237            0.5%
     Walt Disney Co. (The).............   498,635   45,565,266            0.8%
     Other Securities..................            462,380,792            8.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            660,222,183           11.6%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   626,269   30,273,843            0.5%
     Coca-Cola Co. (The)............... 1,246,361   52,197,599            0.9%
     CVS Health Corp...................   365,676   31,378,658            0.5%
     PepsiCo, Inc......................   475,765   45,754,320            0.8%
     Philip Morris International, Inc..   493,239   43,903,203            0.8%
     Procter & Gamble Co. (The)........   854,935   74,610,177            1.3%
     Wal-Mart Stores, Inc..............   498,575   38,026,315            0.7%
     Other Securities..................            229,904,226            4.1%
                                                  ------------           -----
 Total Consumer Staples................            546,048,341            9.6%
                                                  ------------           -----
 Energy -- (8.7%)
     Chevron Corp......................   599,583   71,919,981            1.3%
     ConocoPhillips....................   388,233   28,011,011            0.5%
     Exxon Mobil Corp.................. 1,346,567  130,226,495            2.3%
     Schlumberger, Ltd.................   409,347   40,386,175            0.7%
     Other Securities..................            249,849,733            4.4%
                                                  ------------           -----
 Total Energy..........................            520,393,395            9.2%
                                                  ------------           -----
 Financials -- (13.3%)
     American Express Co...............   284,188   25,562,711            0.5%
     Bank of America Corp.............. 3,320,301   56,976,365            1.0%
 *   Berkshire Hathaway, Inc. Class B..   575,615   80,678,198            1.4%
     Citigroup, Inc....................   957,275   51,242,931            0.9%
     JPMorgan Chase & Co............... 1,187,616   71,827,016            1.3%
     Wells Fargo & Co.................. 1,499,982   79,634,044            1.4%
     Other Securities..................            433,133,681            7.6%
                                                  ------------           -----
 Total Financials......................            799,054,946           14.1%
                                                  ------------           -----
 Health Care -- (13.5%)
     AbbVie, Inc.......................   502,575   31,893,410            0.6%
     Amgen, Inc........................   239,844   38,897,900            0.7%
     Bristol-Myers Squibb Co...........   523,480   30,461,301            0.5%
 *   Celgene Corp......................   252,443   27,034,121            0.5%
 *   Gilead Sciences, Inc..............   477,306   53,458,272            0.9%
     Johnson & Johnson.................   890,499   95,977,982            1.7%
     Merck & Co., Inc..................   910,816   52,772,679            0.9%
     Pfizer, Inc....................... 2,002,113   59,963,284            1.1%
     UnitedHealth Group, Inc...........   306,788   29,147,928            0.5%
     Other Securities..................            389,334,935            6.9%
                                                  ------------           -----
 Total Health Care.....................            808,941,812           14.3%
                                                  ------------           -----
 Industrials -- (9.8%)
     3M Co.............................   204,595   31,460,573            0.5%
     Boeing Co. (The)..................   211,605   26,431,581            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,168,182 $   81,770,777            1.4%
      Union Pacific Corp.................................    283,361     32,997,388            0.6%
      United Technologies Corp...........................    268,630     28,743,410            0.5%
      Other Securities...................................               387,881,602            6.9%
                                                                     --------------          ------
Total Industrials........................................               589,285,331           10.4%
                                                                     --------------          ------
Information Technology -- (18.4%)
      Apple, Inc.........................................  1,890,655    204,190,740            3.6%
      Cisco Systems, Inc.................................  1,610,062     39,398,217            0.7%
*     Facebook, Inc. Class A.............................    657,792     49,327,822            0.9%
*     Google, Inc. Class A...............................     89,703     50,939,643            0.9%
*     Google, Inc. Class C...............................     89,695     50,146,681            0.9%
      Intel Corp.........................................  1,563,267     53,166,711            0.9%
      International Business Machines Corp...............    292,938     48,159,007            0.8%
      MasterCard, Inc. Class A...........................    310,783     26,028,076            0.5%
      Microsoft Corp.....................................  2,601,713    122,150,425            2.1%
      Oracle Corp........................................  1,026,833     40,097,829            0.7%
      QUALCOMM, Inc......................................    529,201     41,547,571            0.7%
      Visa, Inc. Class A.................................    155,436     37,526,913            0.7%
      Other Securities...................................               344,214,576            6.1%
                                                                     --------------          ------
Total Information Technology.............................             1,106,894,211           19.5%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               185,987,511            3.3%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.2%)
      Other Securities...................................               130,277,329            2.3%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,637,467     57,049,350            1.0%
      Verizon Communications, Inc........................  1,308,847     65,769,562            1.2%
      Other Securities...................................                11,531,497            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               134,350,409            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               178,957,404            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,660,412,872           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.077%. 54,720,884     54,720,884            1.0%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund..................... 24,630,465    284,974,480            5.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,041,361,577)................................              $6,000,108,236          105.9%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  660,222,183           --   --    $  660,222,183
  Consumer Staples..............    546,048,341           --   --       546,048,341
  Energy........................    520,393,395           --   --       520,393,395
  Financials....................    799,054,946           --   --       799,054,946
  Health Care...................    808,941,812           --   --       808,941,812
  Industrials...................    589,285,331           --   --       589,285,331
  Information Technology........  1,106,894,211           --   --     1,106,894,211
  Materials.....................    185,987,511           --   --       185,987,511
  Real Estate Investment Trusts.    130,277,329           --   --       130,277,329
  Telecommunication Services....    134,350,409           --   --       134,350,409
  Utilities.....................    178,957,404           --   --       178,957,404
  Temporary Cash Investments....     54,720,884           --   --        54,720,884
Securities Lending Collateral...             -- $284,974,480   --       284,974,480
Futures Contracts**.............      2,610,591           --   --         2,610,591
                                 -------------- ------------   --    --------------
TOTAL........................... $5,717,744,347 $284,974,480   --    $6,002,718,827
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,992,011            --
Investments at Value (including $0 and $300,787 of securities on loan, respectively).             --  $  5,660,413
Temporary Cash Investments at Value & Cost...........................................             --        54,721
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       284,974
Segregated Cash for Futures Contracts................................................             --         2,755
Receivables:
  Investment Securities Sold.........................................................             --         1,007
  Dividends, Interest and Tax Reclaims...............................................             --         5,627
  Securities Lending Income..........................................................             --            37
  Fund Shares Sold...................................................................         15,682         1,680
  Futures Margin Variation...........................................................             --           684
Prepaid Expenses and Other Assets....................................................             51            54
                                                                                      --------------  ------------
     Total Assets....................................................................      7,007,744     6,011,952
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --            51
  Upon Return of Securities Loaned...................................................             --       284,974
  Fund Shares Redeemed...............................................................          3,786        57,712
  Due to Advisor.....................................................................          1,151           351
Accrued Expenses and Other Liabilities...............................................            393           490
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,330       343,578
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,002,414  $  5,668,374
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $11,200 and $0 and shares outstanding of
 605,992 and 0, respectively......................................................... $        18.48  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,991,214 and $5,668,374 and
 shares outstanding of 378,416,143 and 355,660,908, respectively..................... $        18.47  $      15.94
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,241,549  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,701,666
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,717,735  $  2,993,680
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         22,455        10,292
Accumulated Net Realized Gain (Loss).................................................       (487,555)     (296,956)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (683)           --
Net Unrealized Appreciation (Depreciation)...........................................        750,462     2,961,358
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,002,414  $  5,668,374
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $18,357 and $0, respectively).................   $ 320,822          --
  Interest..................................................................................           1          --
  Income from Securities Lending............................................................       8,005          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,209)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     313,619          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $15, respectively).....................          --    $107,293
  Interest..................................................................................          --          21
  Income from Securities Lending............................................................          --         302
                                                                                               ---------    --------
     Total Investment Income................................................................          --     107,616
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................          --       1,326
  Administrative Services Fees..............................................................      13,943       1,857
  Accounting & Transfer Agent Fees..........................................................          68         302
  S&P 500(R) Fees...........................................................................          --         104
  Shareholder Servicing Fees -- Class R2 Shares.............................................          23          --
  Custodian Fees............................................................................          --          67
  Filing Fees...............................................................................         215          89
  Shareholders' Reports.....................................................................         195          79
  Directors'/Trustees' Fees & Expenses......................................................          49          38
  Professional Fees.........................................................................          52         258
  Other.....................................................................................          40          44
                                                                                               ---------    --------
     Total Expenses.........................................................................      14,585       4,164
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --          80
                                                                                               ---------    --------
  Net Expenses..............................................................................      14,585       4,244
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     299,034     103,372
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     130,787      90,274
    Futures.................................................................................          --      12,101
    Foreign Currency Transactions...........................................................      (1,306)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (506,381)    634,795
    Futures.................................................................................         (25)        345
    Translation of Foreign Currency Denominated Amounts.....................................      (1,031)         --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (377,956)    737,515
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $ (78,922)   $840,887
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2014         2013        2014        2013
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   299,034  $   177,660  $  103,372  $   95,270
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --          --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     130,787      296,792      90,274     180,412
    Futures.....................................................          --       (1,213)     12,101       8,021
    Foreign Currency Transactions...............................      (1,306)      (1,636)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (506,381)     993,902     634,795     780,086
    Futures.....................................................         (25)          27         345       2,321
    Translation of Foreign Currency Denominated Amounts.........      (1,031)         396          --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     (78,922)   1,465,928     840,887   1,066,519
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (347)        (218)         --          --
    Institutional Class Shares..................................    (295,058)    (189,040)   (102,736)    (94,840)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (295,405)    (189,258)   (102,736)    (94,840)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,652,421    1,466,636     787,937     774,924
  Shares Issued in Lieu of Cash Distributions...................     286,790      178,512      89,598      82,335
  Shares Redeemed...............................................  (1,090,342)  (1,881,241)   (864,648)   (948,938)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     848,869     (236,093)     12,887     (91,679)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................     474,542    1,040,577     751,038     880,000
Net Assets
  Beginning of Year.............................................   6,527,872    5,487,295   4,917,336   4,037,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 7,002,414  $ 6,527,872  $5,668,374  $4,917,336
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      84,840       83,922      52,855      62,326
  Shares Issued in Lieu of Cash Distributions...................      14,488       10,436       6,016       6,727
  Shares Redeemed...............................................     (55,963)    (107,838)    (57,748)    (76,529)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      43,365      (13,480)      1,123      (7,476)
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    22,455  $    14,422  $   10,292  $   12,679

----------
* Net of foreign capital gain taxes withheld of $0, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA International Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------
                                                                Year          Year     Year     Year      Year
                                                               Ended         Ended    Ended    Ended     Ended
                                                              Oct. 31,      Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                                2014          2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 19.46        $15.72   $15.83   $17.82    $17.13
                                                              -------        ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.74          0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized and Unrealized).   (0.93)         3.77    (0.13)   (2.00)     1.29
                                                              -------        ------   ------   ------    ------
   Total from Investment Operations..........................   (0.19)         4.26     0.38    (1.47)     1.66
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.79)        (0.52)   (0.49)   (0.52)    (0.97)
                                                              -------        ------   ------   ------    ------
   Total Distributions.......................................   (0.79)        (0.52)   (0.49)   (0.52)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 18.48        $19.46   $15.72   $15.83    $17.82
============================================================= ========      ======== ======== ========  ========
Total Return.................................................   (1.21)%       27.61%    2.70%   (8.53)%   10.60%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $11,200        $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)..................    0.68%         0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net Assets.........    3.79%         2.84%    3.33%    2.97%     2.11%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA International Value Portfolio-Institutional Class Shares
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                                              ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.98)        3.78       (0.12)      (1.99)        1.34
                                                              ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                                              ----------   ----------  ----------  ----------   ----------
   Total Distributions.......................................      (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================================= ==========   ==========  ==========  ==========   ==========
Total Return.................................................      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)..................       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net Assets.........       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year         Year
                                                               Ended       Ended       Ended       Ended        Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                2014        2013        2012        2011         2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.07        2.71        1.25        0.56        1.15
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.36        2.98        1.47        0.75        1.33
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      17.17%      27.10%      15.02%       8.09%      16.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.....................       0.08%       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets........       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.....................................          3%          3%          4%          4%          1%*
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and, for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          Value
Target Fund                     Shares           Acquiring Fund             Shares    (in thousands)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)               Acquiring Fund          Net Assets
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA International Value Portfolio.  0.20%
                   U.S. Large Company Portfolio*..... 0.035%

   For the year ended October 31, 2014, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                     U.S. Large Company Portfolio*. 0.025%

* Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
                                       Limitation Amount    Assumed        Recovery
                                       ----------------- ------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......       0.08%           $552            $397
Class R2 Shares
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $207
                    U.S. Large Company Portfolio......  260

E. Purchases and Sales of Securities:

For the year ended October 31, 2014, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $245,329  $139,778

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed   Capital      Unrealized     Earnings
                                     Short-Term     Long-Term       Loss      Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,252,699  $  739,995    $   (683)    $  739,312
U.S. Large Company Portfolio......  3,226,704   2,837,721     (64,317)     2,773,404

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Year Ended             Year Ended
                                                           Oct. 31, 2014         Oct. 31, 2013
                                                       --------------------  ---------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    11,741      598  $     1,969       112
 Shares Issued in Lieu of Cash Distributions..........         347       17          218        13
 Shares Redeemed......................................      (5,810)    (293)      (4,454)     (249)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     6,278      322  $    (2,267)     (124)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,640,680   84,242  $ 1,464,667    83,810
 Shares Issued in Lieu of Cash Distributions..........     286,443   14,471      178,294    10,423
 Shares Redeemed......................................  (1,084,532) (55,670)  (1,876,787) (107,589)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   842,591   43,043  $  (233,826)  (13,356)
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2014, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/19/14     611     $61,448    $2,611      $2,755

* During the year ended October 31, 2014, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $51,511 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2014:

                               Location on the Statements of Assets and
                                             Liabilities
                          ------------------------------------------------------
Derivative Type                Asset Derivatives         Liability Derivatives
---------------           ----------------------------- ------------------------
Equity contracts
                            Receivables: Futures Margin
                            Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2014 (amounts in thousands):

                                         Asset Derivatives Value
                                -----------------------------------------
                                  Total Value
                                       at
                                October 31, 2014     Equity Contracts
                                ---------------- ------------------------
      U.S. Large Company             $2,611              $2,611*
        Portfolio

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                              Realized Gain (Loss)
                                               on Derivatives
                                              Recognized in Income
                                              --------------------
                                                         Equity
                                               Total    Contracts
                                               -------  ---------
                U.S. Large Company Portfolio. $12,101    $12,101


                                               Change in Unrealized
                                               Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                               Equity
                                               Total          Contracts
                                               -----          ---------
                 U.S. Large Company Portfolio. $345             $345

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2014.

J. Securities Lending:

   As of October 31, 2014, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $18,397 (in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      2             92%
DFA International Value Portfolio-Institutional Class Shares.      3             67%
U.S. Large Company Portfolio.................................      4             78%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                 U.S. Large Cap Value      Russell 1000 Value
                        Series                  Index
                 --------------------      ------------------
10/31/2004             $10,000                 $10,000
11/30/2004              10,655                  10,506
12/31/2004              11,082                  10,858
 1/31/2005              10,805                  10,665
 2/28/2005              11,134                  11,018
 3/31/2005              11,104                  10,867
 4/30/2005              10,728                  10,672
 5/31/2005              11,185                  10,929
 6/30/2005              11,415                  11,049
 7/31/2005              11,984                  11,368
 8/31/2005              11,886                  11,319
 9/30/2005              12,069                  11,478
10/31/2005              11,748                  11,186
11/30/2005              12,218                  11,552
12/31/2005              12,234                  11,621
 1/31/2006              12,817                  12,072
 2/28/2006              12,775                  12,146
 3/31/2006              13,002                  12,311
 4/30/2006              13,367                  12,624
 5/31/2006              13,123                  12,305
 6/30/2006              13,235                  12,383
 7/31/2006              13,046                  12,684
 8/31/2006              13,260                  12,897
 9/30/2006              13,627                  13,154
10/31/2006              14,167                  13,584
11/30/2006              14,436                  13,894
12/31/2006              14,726                  14,206
 1/31/2007              15,156                  14,388
 2/28/2007              14,928                  14,164
 3/31/2007              15,032                  14,383
 4/30/2007              15,671                  14,914
 5/31/2007              16,317                  15,452
 6/30/2007              16,055                  15,091
 7/31/2007              15,060                  14,393
 8/31/2007              14,772                  14,554
 9/30/2007              15,157                  15,054
10/31/2007              15,242                  15,056
11/30/2007              14,391                  14,320
12/31/2007              14,343                  14,182
 1/31/2008              13,795                  13,614
 2/29/2008              13,372                  13,043
 3/31/2008              13,247                  12,945
 4/30/2008              14,082                  13,577
 5/31/2008              14,420                  13,555
 6/30/2008              12,839                  12,257
 7/31/2008              12,700                  12,213
 8/31/2008              12,946                  12,421
 9/30/2008              11,783                  11,508
10/31/2008               9,134                   9,516
11/30/2008               8,238                   8,834
12/31/2008               8,506                   8,956
 1/31/2009               7,496                   7,926
 2/28/2009               6,446                   6,867
 3/31/2009               7,083                   7,455
 4/30/2009               8,228                   8,254
 5/31/2009               8,858                   8,764
 6/30/2009               8,750                   8,699
 7/31/2009               9,584                   9,411
 8/31/2009              10,234                   9,904
 9/30/2009              10,682                  10,286
10/31/2009              10,221                   9,971
11/30/2009              10,797                  10,533
12/31/2009              11,095                  10,720
 1/31/2010              10,838                  10,418
 2/28/2010              11,305                  10,747
 3/31/2010              12,186                  11,447
 4/30/2010              12,573                  11,743
 5/31/2010              11,495                  10,778
 6/30/2010              10,627                  10,171
 7/31/2010              11,461                  10,860
 8/31/2010              10,770                  10,395
 9/30/2010              11,820                  11,201
10/31/2010              12,261                  11,538
11/30/2010              12,166                  11,476
12/31/2010              13,352                  12,382
 1/31/2011              13,779                  12,662
 2/28/2011              14,525                  13,129
 3/31/2011              14,592                  13,181
 4/30/2011              14,965                  13,532
 5/31/2011              14,748                  13,389
 6/30/2011              14,491                  13,115
 7/31/2011              13,827                  12,680
 8/31/2011              12,661                  11,888
 9/30/2011              11,380                  10,990
10/31/2011              12,959                  12,248
11/30/2011              12,851                  12,185
12/31/2011              12,952                  12,430
 1/31/2012              13,596                  12,901
 2/29/2012              14,382                  13,415
 3/31/2012              14,647                  13,813
 4/30/2012              14,348                  13,672
 5/31/2012              13,332                  12,870
 6/30/2012              14,050                  13,509
 7/31/2012              14,186                  13,649
 8/31/2012              14,748                  13,945
 9/30/2012              15,291                  14,388
10/31/2012              15,331                  14,317
11/30/2012              15,365                  14,311
12/31/2012              15,833                  14,607
 1/31/2013              16,937                  15,556
 2/28/2013              17,154                  15,779
 3/31/2013              17,974                  16,405
 4/30/2013              18,164                  16,653
 5/31/2013              18,910                  17,080
 6/30/2013              18,700                  16,929
 7/31/2013              19,818                  17,844
 8/31/2013              19,235                  17,167
 9/30/2013              19,798                  17,597
10/31/2013              20,801                  18,367
11/30/2013              21,675                  18,880
12/31/2013              22,251                  19,358
 1/31/2014              21,370                  18,670
 2/28/2014              22,095                  19,478
 3/31/2014              22,617                  19,943
 4/30/2014              22,766                  20,132
 5/31/2014              23,268                  20,427
 6/30/2014              23,898                  20,961
 7/31/2014              23,729                  20,603
 8/31/2014              24,481                  21,361
 9/30/2014              23,878                  20,920            Past performance is not predictive of
10/31/2014              24,061                  21,390            future performance.
                                                                  The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual       One       Five        Ten            redemption of fund shares.
        Total Return         Year      Years      Years           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2014, all rights
                            15.67%     18.68%     9.18%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                [CHART]

                          DFA International          MSCI World ex
                             Value Series        USA Index (net div.)
                          -----------------     ---------------------
10/31/2004                     $10,000                 $10,000
11/30/2004                      10,743                  10,665
12/31/2004                      11,278                  11,116
 1/31/2005                      11,166                  10,897
 2/28/2005                      11,608                  11,382
 3/31/2005                      11,322                  11,123
 4/30/2005                      10,978                  10,840
 5/31/2005                      10,992                  10,859
 6/30/2005                      11,168                  11,037
 7/31/2005                      11,666                  11,393
 8/31/2005                      12,050                  11,708
 9/30/2005                      12,389                  12,242
10/31/2005                      12,203                  11,847
11/30/2005                      12,420                  12,160
12/31/2005                      13,029                  12,724
 1/31/2006                      13,919                  13,529
 2/28/2006                      14,052                  13,483
 3/31/2006                      14,645                  13,911
 4/30/2006                      15,387                  14,576
 5/31/2006                      14,764                  14,022
 6/30/2006                      14,671                  14,004
 7/31/2006                      14,897                  14,136
 8/31/2006                      15,409                  14,537
 9/30/2006                      15,622                  14,526
10/31/2006                      16,316                  15,100
11/30/2006                      16,858                  15,549
12/31/2006                      17,516                  15,995
 1/31/2007                      17,846                  16,093
 2/28/2007                      17,830                  16,222
 3/31/2007                      18,407                  16,637
 4/30/2007                      19,336                  17,394
 5/31/2007                      19,997                  17,781
 6/30/2007                      19,851                  17,798
 7/31/2007                      19,299                  17,552
 8/31/2007                      19,083                  17,298
 9/30/2007                      20,079                  18,281
10/31/2007                      21,053                  19,076
11/30/2007                      19,778                  18,330
12/31/2007                      19,352                  17,985
 1/31/2008                      17,784                  16,364
 2/29/2008                      17,558                  16,660
 3/31/2008                      17,768                  16,422
 4/30/2008                      18,562                  17,335
 5/31/2008                      18,570                  17,598
 6/30/2008                      16,734                  16,230
 7/31/2008                      16,260                  15,652
 8/31/2008                      15,581                  15,047
 9/30/2008                      13,761                  12,874
10/31/2008                      10,310                  10,196
11/30/2008                       9,678                   9,643
12/31/2008                      10,410                  10,152
 1/31/2009                       8,973                   9,204
 2/28/2009                       7,871                   8,273
 3/31/2009                       8,729                   8,818
 4/30/2009                      10,337                   9,955
 5/31/2009                      11,874                  11,214
 6/30/2009                      11,693                  11,098
 7/31/2009                      13,084                  12,140
 8/31/2009                      13,834                  12,722
 9/30/2009                      14,539                  13,247
10/31/2009                      13,961                  13,034
11/30/2009                      14,377                  13,356
12/31/2009                      14,539                  13,569
 1/31/2010                      13,699                  12,933
 2/28/2010                      13,753                  12,920
 3/31/2010                      14,837                  13,752
 4/30/2010                      14,584                  13,547
 5/31/2010                      12,877                  12,052
 6/30/2010                      12,651                  11,878
 7/31/2010                      14,232                  12,976
 8/31/2010                      13,536                  12,588
 9/30/2010                      14,991                  13,795
10/31/2010                      15,515                  14,287
11/30/2010                      14,738                  13,682
12/31/2010                      16,112                  14,783
 1/31/2011                      16,798                  15,102
 2/28/2011                      17,359                  15,662
 3/31/2011                      16,880                  15,348
 4/30/2011                      17,783                  16,184
 5/31/2011                      17,142                  15,704
 6/30/2011                      16,907                  15,480
 7/31/2011                      16,365                  15,225
 8/31/2011                      14,612                  13,938
 9/30/2011                      13,012                  12,538
10/31/2011                      14,268                  13,758
11/30/2011                      13,798                  13,122
12/31/2011                      13,428                  12,979
 1/31/2012                      14,331                  13,679
 2/29/2012                      15,081                  14,431
 3/31/2012                      14,955                  14,325
 4/30/2012                      14,422                  14,081
 5/31/2012                      12,642                  12,476
 6/30/2012                      13,536                  13,294
 7/31/2012                      13,482                  13,459
 8/31/2012                      14,042                  13,843
 9/30/2012                      14,539                  14,263
10/31/2012                      14,720                  14,363
11/30/2012                      14,955                  14,665
12/31/2012                      15,687                  15,109
 1/31/2013                      16,428                  15,852
 2/28/2013                      15,931                  15,694
 3/31/2013                      15,985                  15,818
 4/30/2013                      16,771                  16,539
 5/31/2013                      16,572                  16,168
 6/30/2013                      15,985                  15,563
 7/31/2013                      17,078                  16,391
 8/31/2013                      16,961                  16,180
 9/30/2013                      18,235                  17,323
10/31/2013                      18,868                  17,904
11/30/2013                      18,940                  18,014
12/31/2013                      19,356                  18,285
 1/31/2014                      18,651                  17,547
 2/28/2014                      19,717                  18,505
 3/31/2014                      19,572                  18,422
 4/30/2014                      19,907                  18,712
 5/31/2014                      20,133                  19,002
 6/30/2014                      20,377                  19,272
 7/31/2014                      19,925                  18,928
 8/31/2014                      19,934                  18,943           Past performance is not predictive of
 9/30/2014                      19,057                  18,165           future performance.
10/31/2014                      18,732                  17,877           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -0.72%      6.06%      6.48%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                   Japanese Small Company      MSCI Japan Small Cap Index
                          Series                       (net div.)
                   ----------------------      --------------------------
10/31/2004                $10,000                          $10,000
11/30/2004                 10,307                           10,435
12/31/2004                 10,810                           10,940
 1/31/2005                 11,257                           11,312
 2/28/2005                 11,676                           11,529
 3/31/2005                 11,746                           11,502
 4/30/2005                 11,425                           11,408
 5/31/2005                 11,229                           11,198
 6/30/2005                 11,439                           11,350
 7/31/2005                 11,676                           11,671
 8/31/2005                 12,332                           12,072
 9/30/2005                 12,835                           12,826
10/31/2005                 13,240                           13,082
11/30/2005                 13,506                           13,642
12/31/2005                 15,028                           15,486
 1/31/2006                 15,670                           15,980
 2/28/2006                 14,735                           14,939
 3/31/2006                 15,391                           15,610
 4/30/2006                 15,698                           15,687
 5/31/2006                 14,595                           14,429
 6/30/2006                 14,036                           13,977
 7/31/2006                 13,366                           13,053
 8/31/2006                 13,589                           13,400
 9/30/2006                 13,380                           13,107
10/31/2006                 13,282                           13,023
11/30/2006                 13,198                           12,913
12/31/2006                 13,310                           12,988
 1/31/2007                 13,589                           13,241
 2/28/2007                 14,134                           13,763
 3/31/2007                 14,036                           13,636
 4/30/2007                 13,841                           13,403
 5/31/2007                 13,561                           13,083
 6/30/2007                 13,785                           13,169
 7/31/2007                 13,869                           13,166
 8/31/2007                 13,282                           12,364
 9/30/2007                 13,268                           12,289
10/31/2007                 13,352                           12,733
11/30/2007                 13,045                           12,198
12/31/2007                 12,235                           11,468
 1/31/2008                 11,885                           10,905
 2/29/2008                 11,802                           11,024
 3/31/2008                 12,039                           11,028
 4/30/2008                 12,123                           11,165
 5/31/2008                 12,570                           11,509
 6/30/2008                 11,983                           10,802
 7/31/2008                 11,648                           10,449
 8/31/2008                 11,006                            9,987
 9/30/2008                 10,293                            9,012
10/31/2008                  9,539                            8,061
11/30/2008                  9,791                            8,390
12/31/2008                 10,796                            9,043
 1/31/2009                 10,056                           8,569
 2/28/2009                  8,757                            7,443
 3/31/2009                  9,148                            7,705
 4/30/2009                  9,525                            8,099
 5/31/2009                 10,698                            9,091
 6/30/2009                 11,411                            9,669
 7/31/2009                 11,648                            9,911
 8/31/2009                 12,263                           10,467
 9/30/2009                 12,137                           10,425
10/31/2009                 11,704                           10,044
11/30/2009                 11,229                            9,685
12/31/2009                 11,187                            9,504
 1/31/2010                 11,341                            9,709
 2/28/2010                 11,564                            9,893
 3/31/2010                 12,151                           10,343
 4/30/2010                 12,514                           10,623
 5/31/2010                 11,466                            9,886
 6/30/2010                 11,648                            9,930
 7/31/2010                 11,858                           10,051
 8/31/2010                 11,536                            9,838
 9/30/2010                 12,039                           10,240
10/31/2010                 11,788                           10,156
11/30/2010                 12,081                           10,354
12/31/2010                 13,198                           11,398
 1/31/2011                 13,506                           11,534
 2/28/2011                 14,134                           11,998
 3/31/2011                 13,254                           11,258
 4/30/2011                 13,184                           11,268
 5/31/2011                 12,961                           11,100
 6/30/2011                 13,617                           11,514
 7/31/2011                 14,120                           11,992
 8/31/2011                 13,743                           11,502
 9/30/2011                 13,673                           11,512
10/31/2011                 12,975                           11,088
11/30/2011                 13,184                           10,787
12/31/2011                 13,115                           10,955
 1/31/2012                 13,953                           11,405
 2/29/2012                 13,966                           11,529
 3/31/2012                 14,372                           11,837
 4/30/2012                 14,078                           11,666
 5/31/2012                 12,905                           10,697
 6/30/2012                 13,589                           11,153
 7/31/2012                 13,128                           10,979
 8/31/2012                 13,142                           10,916
 9/30/2012                 13,324                           11,218
10/31/2012                 13,045                           10,975
11/30/2012                 13,240                           11,051
12/31/2012                 13,729                           11,395
 1/31/2013                 14,162                           11,821
 2/28/2013                 14,511                           12,222
 3/31/2013                 15,628                           13,209
 4/30/2013                 16,453                           14,078
 5/31/2013                 15,112                           12,963
 6/30/2013                 15,251                           12,927
 7/31/2013                 15,615                           13,138
 8/31/2013                 15,265                           12,960
 9/30/2013                 16,997                           14,436
10/31/2013                 17,039                           14,377
11/30/2013                 16,913                           14,282
12/31/2013                 17,039                           14,396
 1/31/2014                 16,872                           14,355
 2/28/2014                 16,802                           14,036
 3/31/2014                 16,885                           14,072
 4/30/2014                 16,634                           13,811
 5/31/2014                 17,067                           14,263
 6/30/2014                 18,282                           15,273
 7/31/2014                 18,170                           15,355
 8/31/2014                 18,338                           15,246
 9/30/2014                 17,779                           14,736           Past performance is not predictive of
10/31/2014                 17,458                           14,342           future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual        One         Five         Ten                would pay on fund distributions or the
           Total Return          Year        Years       Years               redemption of fund shares.
           ----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                 2.46%       8.33%       5.73%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                    Asia Pacific        MSCI Pacific ex Japan
                Small Company Series  Small Cap Index (net div.)
                --------------------  --------------------------
   10/31/2004           $10,000          $10,000
   11/30/2004            10,729           10,770
   12/31/2004            10,977           11,225
    1/31/2005            11,224           11,323
    2/28/2005            11,550           11,683
    3/31/2005            11,161           11,351
    4/30/2005            10,786           11,167
    5/31/2005            10,545           11,310
    6/30/2005            11,019           11,928
    7/31/2005            11,394           12,425
    8/31/2005            11,691           12,415
    9/30/2005            12,123           13,041
   10/31/2005            11,444           12,275
   11/30/2005            11,727           12,741
   12/31/2005            11,911           12,991
    1/31/2006            12,718           13,734
    2/28/2006            12,902           13,872
    3/31/2006            13,560           14,460
    4/30/2006            14,338           15,392
    5/31/2006            13,524           14,606
    6/30/2006            13,439           14,428
    7/31/2006            13,701           14,576
    8/31/2006            14,041           15,052
    9/30/2006            14,190           15,301
   10/31/2006            15,357           16,368
   11/30/2006            16,214           17,362
   12/31/2006            16,681           18,010
    1/31/2007            17,113           18,468
    2/28/2007            17,573           18,820
    3/31/2007            18,493           19,791
    4/30/2007            19,788           21,163
    5/31/2007            21,486           21,994
    6/30/2007            22,371           22,566
    7/31/2007            22,725           22,560
    8/31/2007            21,033           21,108
    9/30/2007            23,496           22,981
   10/31/2007            25,556           24,552
   11/30/2007            23,871           22,580
   12/31/2007            23,468           22,269
    1/31/2008            21,111           19,285
    2/29/2008            21,762           20,431
    3/31/2008            20,708           19,142
    4/30/2008            22,159           20,423
    5/31/2008            23,128           20,643
    6/30/2008            20,856           18,333
    7/31/2008            19,632           17,490
    8/31/2008            18,259           16,070
    9/30/2008            15,124           12,933
   10/31/2008            10,099            8,365
   11/30/2008             9,130            7,452
   12/31/2008            10,127            8,318
    1/31/2009             8,882            7,402
    2/28/2009             8,393            6,942
    3/31/2009             9,696            7,937
    4/30/2009            11,146            9,358
    5/31/2009            14,027           11,602
    6/30/2009            14,140           11,928
    7/31/2009            16,185           13,651
    8/31/2009            16,921           14,352
    9/30/2009            18,245           15,554
   10/31/2009            18,655           15,927
   11/30/2009            19,526           16,385
   12/31/2009            20,042           17,040
    1/31/2010            18,960           15,950
    2/28/2010            19,299           16,150
    3/31/2010            20,892           17,481
    4/30/2010            21,182           17,970
    5/31/2010            18,252           15,257
    6/30/2010            18,033           15,170
    7/31/2010            20,035           16,713
    8/31/2010            20,014           16,676
    9/30/2010            23,050           19,180
   10/31/2010            24,048           20,031
   11/30/2010            23,730           19,764
   12/31/2010            26,058           21,758
    1/31/2011            25,506           21,126
    2/28/2011            25,669           21,241
    3/31/2011            26,214           21,893
    4/30/2011            27,332           22,779
    5/31/2011            26,525           22,257
    6/30/2011            25,633           21,466
    7/31/2011            26,058           21,783
    8/31/2011            24,246           20,268
    9/30/2011            19,724           16,583
   10/31/2011            22,810           19,299
   11/30/2011            22,201           17,983
   12/31/2011            20,906           17,407
    1/31/2012            23,071           19,214
    2/29/2012            24,812           20,708
    3/31/2012            24,459           20,060
    4/30/2012            24,360           20,168
    5/31/2012            21,323           17,550
    6/30/2012            21,776           17,796
    7/31/2012            22,102           18,381
    8/31/2012            22,845           18,675
    9/30/2012            23,977           19,668
   10/31/2012            24,515           20,074
   11/30/2012            24,869           20,272
   12/31/2012            26,037           20,781
    1/31/2013            27,346           21,882
    2/28/2013            27,466           22,142
    3/31/2013            27,587           22,197
    4/30/2013            27,134           22,021
    5/31/2013            25,124           20,400
    6/30/2013            23,347           18,656
    7/31/2013            24,501           19,402
    8/31/2013            24,699           19,570
    9/30/2013            26,433           21,075
   10/31/2013            27,190           21,445
   11/30/2013            26,249           20,539
   12/31/2013            26,575           20,636
    1/31/2014            25,322           19,680
    2/28/2014            26,787           20,739
    3/31/2014            27,183           21,122
    4/30/2014            27,254           21,260
    5/31/2014            27,282           21,434
    6/30/2014            27,495           21,550
    7/31/2014            28,075           22,019                    Past performance is not predictive of
    8/31/2014            28,514           22,189                    future performance.
    9/30/2014            25,888           20,150                    The returns shown do not reflect the
   10/31/2014            26,263           20,388                    deduction of taxes that a shareholder
         Average Annual        One       Five       Ten             would pay on fund distributions or the
         Total Return          Year      Years     Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -3.46%     7.08%     10.14%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                 [CHART]

                      United Kingdom       MSCI UK Small Cap
                   Small Company Series     Index (net div.)
                   --------------------    ------------------
 10/31/2004             $10,000                $10,000
 11/30/2004              10,809                 10,809
 12/31/2004              11,256                 11,432
  1/31/2005              11,576                 11,689
  2/28/2005              11,971                 11,965
  3/31/2005              11,703                 11,816
  4/30/2005              11,308                 11,282
  5/31/2005              11,087                 11,182
  6/30/2005              11,298                 11,354
  7/31/2005              11,519                 11,691
  8/31/2005              12,168                 12,257
  9/30/2005              12,032                 12,278
 10/31/2005              11,693                 11,904
 11/30/2005              12,201                 12,499
 12/31/2005              12,738                 13,039
  1/31/2006              13,735                 14,100
  2/28/2006              13,923                 14,321
  3/31/2006              14,153                 14,611
  4/30/2006              14,868                 15,384
  5/31/2006              14,567                 15,043
  6/30/2006              14,563                 14,915
  7/31/2006              14,666                 14,799
  8/31/2006              15,282                 15,332
  9/30/2006              15,729                 15,781
 10/31/2006              16,623                 16,685
 11/30/2006              17,667                 17,766
 12/31/2006              18,631                 18,600
  1/31/2007              18,763                 18,557
  2/28/2007              18,758                 18,615
  3/31/2007              19,643                 19,385
  4/30/2007              20,320                 20,347
  5/31/2007              20,593                 20,477
  6/30/2007              19,840                 19,881
  7/31/2007              19,737                 19,770
  8/31/2007              19,624                 19,045
  9/30/2007              18,946                 17,966
 10/31/2007              20,461                 19,940
 11/30/2007              18,095                 17,633
 12/31/2007              17,140                 16,747
  1/31/2008              15,988                 15,400
  2/29/2008              16,223                 15,922
  3/31/2008              16,162                 15,721
  4/30/2008              16,435                 16,014
  5/31/2008              16,482                 16,090
  6/30/2008              15,169                 14,990
  7/31/2008              14,638                 14,392
  8/31/2008              14,403                 14,015
  9/30/2008              12,178                 11,438
 10/31/2008               8,909                  8,264
 11/30/2008               8,278                  7,498
 12/31/2008               8,095                  7,308
  1/31/2009               7,897                  7,267
  2/28/2009               7,573                  7,027
  3/31/2009               7,902                  7,434
  4/30/2009               9,558                  9,142
  5/31/2009              10,536                 10,107
  6/30/2009              10,588                 10,179
  7/31/2009              11,505                 11,115
  8/31/2009              12,404                 12,187
  9/30/2009              12,766                 12,468
 10/31/2009              12,785                 12,486
 11/30/2009              12,747                 12,356
 12/31/2009              13,015                 12,661
  1/31/2010              12,888                 12,603
  2/28/2010              12,446                 12,038
  3/31/2010              13,490                 13,099
  4/30/2010              13,989                 13,622
  5/31/2010              12,408                 11,985
  6/30/2010              12,643                 12,036
  7/31/2010              14,351                 13,484
  8/31/2010              13,824                 13,118
  9/30/2010              15,301                 14,563
 10/31/2010              16,101                 15,184
 11/30/2010              15,310                 14,552
 12/31/2010              16,877                 16,074
  1/31/2011              17,121                 16,230
  2/28/2011              17,639                 16,658
  3/31/2011              17,314                 16,370
  4/30/2011              18,848                 17,871
  5/31/2011              18,735                 17,645
  6/30/2011              18,137                 17,050
  7/31/2011              18,020                 17,003
  8/31/2011              16,223                 15,269
  9/30/2011              14,586                 13,659
 10/31/2011              16,134                 15,151
 11/30/2011              15,644                 14,563
 12/31/2011              15,160                 14,077
  1/31/2012              16,500                 15,505
  2/29/2012              17,846                 16,945
  3/31/2012              18,236                 17,001
  4/30/2012              18,551                 17,290
  5/31/2012              16,463                 15,148
  6/30/2012              17,272                 15,869
  7/31/2012              17,563                 16,158
  8/31/2012              18,528                 17,014
  9/30/2012              19,483                 17,922
 10/31/2012              19,911                 18,293
 11/30/2012              20,038                 18,299
 12/31/2012              21,143                 19,141
  1/31/2013              21,519                 19,644
  2/28/2013              21,717                 19,755
  3/31/2013              22,366                 20,287
  4/30/2013              22,935                 20,794
  5/31/2013              23,151                 21,075
  6/30/2013              22,643                 20,315
  7/31/2013              24,563                 22,008
  8/31/2013              24,741                 22,309
  9/30/2013              26,416                 23,983
 10/31/2013              27,361                 24,827
 11/30/2013              27,987                 25,412
 12/31/2013              29,534                 26,640
  1/31/2014              28,838                 26,073
  2/28/2014              31,430                 28,602
  3/31/2014              30,466                 27,570
  4/30/2014              29,967                 26,911
  5/31/2014              29,944                 26,963
  6/30/2014              29,920                 26,899
  7/31/2014              28,993                 26,139
  8/31/2014              29,436                 26,414           Past performance is not predictive of
  9/30/2014              27,756                 24,864           future performance.
 10/31/2014              27,695                 24,705           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual      One       Five        Ten            would pay on fund distributions or the
        Total Return        Year      Years      Years           redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2014, all
                            1.22%     16.72%     10.72%          rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

               Continental Small      MSCI Europe ex UK Small
                Company Series         Cap Index (net div.)
               -----------------      -----------------------
10/31/2004          $10,000                   $10,000
11/30/2004           11,070                    11,110
12/31/2004           11,644                    11,665
 1/31/2005           11,809                    11,796
 2/28/2005           12,569                    12,623
 3/31/2005           12,225                    12,300
 4/30/2005           11,902                    11,938
 5/31/2005           11,935                    12,108
 6/30/2005           12,258                    12,496
 7/31/2005           13,021                    13,353
 8/31/2005           13,461                    13,732
 9/30/2005           13,805                    14,201
10/31/2005           13,122                    13,221
11/30/2005           13,170                    13,390
12/31/2005           13,853                    14,166
 1/31/2006           15,182                    15,746
 2/28/2006           15,622                    16,191
 3/31/2006           16,632                    17,237
 4/30/2006           17,779                    18,458
 5/31/2006           16,926                    17,510
 6/30/2006           16,611                    17,111
 7/31/2006           16,575                    16,923
 8/31/2006           17,015                    17,322
 9/30/2006           17,246                    17,503
10/31/2006           18,114                    18,439
11/30/2006           19,374                    19,729
12/31/2006           20,299                    20,660
 1/31/2007           21,240                    21,321
 2/28/2007           21,276                    21,413
 3/31/2007           22,520                    22,551
 4/30/2007           23,708                    23,916
 5/31/2007           24,168                    24,333
 6/30/2007           23,905                    24,101
 7/31/2007           23,776                    23,924
 8/31/2007           22,932                    22,841
 9/30/2007           23,445                    23,296
10/31/2007           24,576                    24,690
11/30/2007           22,763                    22,923
12/31/2007           22,326                    22,459
 1/31/2008           20,202                    19,754
 2/29/2008           21,070                    20,950
 3/31/2008           21,741                    21,376
 4/30/2008           22,003                    21,741
 5/31/2008           22,427                    22,079
 6/30/2008           20,537                    20,039
 7/31/2008           19,451                    18,901
 8/31/2008           18,922                    18,385
 9/30/2008           15,630                    14,578
10/31/2008           11,458                    10,477
11/30/2008           10,565                     9,608
12/31/2008           11,668                    10,496
 1/31/2009           10,343                     9,553
 2/28/2009            9,451                     8,712
 3/31/2009           10,137                     9,386
 4/30/2009           11,797                    11,340
 5/31/2009           13,506                    13,032
 6/30/2009           13,340                    12,865
 7/31/2009           14,402                    14,020
 8/31/2009           15,610                    15,459
 9/30/2009           16,947                    16,941
10/31/2009           16,474                    16,479
11/30/2009           16,975                    16,817
12/31/2009           16,922                    16,893
 1/31/2010           16,644                    16,668
 2/28/2010           16,292                    16,193
 3/31/2010           17,504                    17,507
 4/30/2010           17,338                    17,396
 5/31/2010           14,875                    14,705
 6/30/2010           14,782                    14,485
 7/31/2010           16,551                    16,221
 8/31/2010           15,796                    15,450
 9/30/2010           17,968                    17,834
10/31/2010           19,006                    18,978
11/30/2010           17,532                    17,540
12/31/2010           19,806                    19,996
 1/31/2011           20,372                    20,448
 2/28/2011           20,723                    20,795
 3/31/2011           21,422                    21,497
 4/30/2011           22,872                    22,998
 5/31/2011           22,100                    22,121
 6/30/2011           21,389                    21,407
 7/31/2011           20,182                    20,107
 8/31/2011           18,110                    18,007
 9/30/2011           15,384                    15,302
10/31/2011           16,963                    16,978
11/30/2011           15,844                    15,652
12/31/2011           15,222                    15,120
 1/31/2012           16,672                    16,619
 2/29/2012           17,742                    17,895
 3/31/2012           17,775                    17,750
 4/30/2012           17,363                    17,454
 5/31/2012           14,992                    15,060
 6/30/2012           15,650                    15,802
 7/31/2012           15,493                    15,746
 8/31/2012           16,200                    16,433
 9/30/2012           17,056                    17,317
10/31/2012           17,351                    17,616
11/30/2012           17,585                    17,885
12/31/2012           18,647                    18,850
 1/31/2013           20,061                    20,385
 2/28/2013           19,863                    20,323
 3/31/2013           19,418                    19,800
 4/30/2013           20,218                    20,569
 5/31/2013           20,594                    21,036
 6/30/2013           19,915                    20,100
 7/31/2013           21,652                    21,928
 8/31/2013           21,680                    21,887
 9/30/2013           23,578                    23,759
10/31/2013           24,927                    25,189
11/30/2013           25,380                    25,637
12/31/2013           26,095                    26,302
 1/31/2014           25,933                    26,085
 2/28/2014           28,215                    28,365
 3/31/2014           28,360                    28,388
 4/30/2014           28,639                    28,507
 5/31/2014           28,756                    28,828
 6/30/2014           28,506                    28,546
 7/31/2014           26,842                    26,863
 8/31/2014           26,523                    26,647            Past performance is not predictive of
 9/30/2014           25,109                    25,178            future performance.
10/31/2014           24,366                    24,356            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five       Ten            would pay on fund distributions or the
        Total Return         Year      Years     Years           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2014, all
                            -2.25%     8.14%     9.31%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2014

                                    [CHART]

                    Canadian Small        MSCI Canada Small
                    Company Series      Cap Index (net div.)
                   --------------      --------------------
   4/2/2007              $10,000             $10,000
  4/30/2007               10,710              10,487
  5/31/2007               11,420              11,331
  6/30/2007               11,370              11,306
  7/31/2007               11,300              11,024
  8/31/2007               10,560              10,340
  9/30/2007               11,730              11,600
 10/31/2007               13,000              12,852
 11/30/2007               11,020              10,809
 12/31/2007               11,430              11,109
  1/31/2008               10,350              10,107
  2/29/2008               11,160              11,071
  3/31/2008               10,290              10,199
  4/30/2008               10,540              10,555
  5/31/2008               11,140              11,104
  6/30/2008               10,620              10,725
  7/31/2008                9,710               9,775
  8/31/2008                9,310               9,530
  9/30/2008                7,190               7,506
 10/31/2008                4,800               5,011
 11/30/2008                4,180               4,560
 12/31/2008                4,500               4,785
  1/31/2009                4,530               4,833
  2/28/2009                4,120               4,454
  3/31/2009                4,380               4,708
  4/30/2009                5,300               5,466
  5/31/2009                6,340               6,622
  6/30/2009                5,950               6,220
  7/31/2009                6,700               6,996
  8/31/2009                6,920               7,260
  9/30/2009                7,910               8,157
 10/31/2009                7,760               8,211
 11/30/2009                8,420               8,900
 12/31/2009                8,960               9,423
  1/31/2010                8,540               9,031
  2/28/2010                9,050               9,632
  3/31/2010                9,770              10,454
  4/30/2010               10,120              10,890
  5/31/2010                9,150               9,929
  6/30/2010                8,730               9,464
  7/31/2010                9,440              10,234
  8/31/2010                9,330              10,202
  9/30/2010               10,430              11,319
 10/31/2010               11,110              12,004
 11/30/2010               11,650              12,509
 12/31/2010               12,840              13,660
  1/31/2011               12,780              13,500
  2/28/2011               13,660              14,392
  3/31/2011               13,680              14,396
  4/30/2011               13,940              14,833
  5/31/2011               13,360              14,236
  6/30/2011               12,620              13,510
  7/31/2011               12,810              13,868
  8/31/2011               11,840              13,043
  9/30/2011                9,600              10,655
 10/31/2011               11,140              12,174
 11/30/2011               10,750              11,857
 12/31/2011               10,580              11,613
  1/31/2012               11,490              12,564
  2/29/2012               11,930              13,014
  3/31/2012               11,400              12,326
  4/30/2012               11,140              12,227
  5/31/2012                9,840              10,801
  6/30/2012                9,860              10,768
  7/31/2012               10,130              11,140
  8/31/2012               10,560              11,603
  9/30/2012               11,010              12,189
 10/31/2012               10,860              11,971
 11/30/2012               10,680              11,703
 12/31/2012               10,930              11,894
  1/31/2013               11,250              12,137
  2/28/2013               10,700              11,549
  3/31/2013               11,010              11,822
  4/30/2013               10,650              11,555
  5/31/2013               10,480              11,271
  6/30/2013               10,050              10,576
  7/31/2013               10,790              11,389
  8/31/2013               10,690              11,262
  9/30/2013               11,170              11,696
 10/31/2013               11,480              11,959
 11/30/2013               11,330              11,668
 12/31/2013               11,610              11,958
  1/31/2014               11,250              11,555
  2/28/2014               11,970              12,358
  3/31/2014               12,140              12,468
  4/30/2014               12,670              12,944
  5/31/2014               12,690              12,956
  6/30/2014               13,650              14,057
  7/31/2014               13,010              13,443            Past performance is not predictive of
  8/31/2014               13,460              13,905            future performance.
  9/30/2014               11,920              12,434            The returns shown do not reflect the
 10/31/2014               11,040              11,601            deduction of taxes that a shareholder
        Average Annual      One      Five       Since           would pay on fund distributions or the
        Total Return        Year     Years    Inception         redemption of fund shares.
        ---------------------------------------------------     MSCI data copyright MSCI 2014, all
                           -3.83%    7.31%      1.31%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                  [CHART]

                                              MSCI Emerging Markets Index
                     Emerging Markets Series           (net div.)
                     -----------------------  ---------------------------
10/31/2004                     $10,000                 $10,000
11/30/2004                      10,874                  10,926
12/31/2004                      11,583                  11,450
 1/31/2005                      11,677                  11,480
 2/28/2005                      12,546                  12,481
 3/31/2005                      11,689                  11,656
 4/30/2005                      11,412                  11,343
 5/31/2005                      11,754                  11,738
 6/30/2005                      12,109                  12,137
 7/31/2005                      12,888                  12,985
 8/31/2005                      12,971                  13,097
 9/30/2005                      14,005                  14,316
10/31/2005                      13,308                  13,380
11/30/2005                      14,271                  14,487
12/31/2005                      15,097                  15,343
 1/31/2006                      16,545                  17,057
 2/28/2006                      16,497                  17,037
 3/31/2006                      16,722                  17,187
 4/30/2006                      17,726                  18,411
 5/31/2006                      15,682                  16,482
 6/30/2006                      15,665                  16,442
 7/31/2006                      15,954                  16,677
 8/31/2006                      16,456                  17,102
 9/30/2006                      16,686                  17,244
10/31/2006                      17,685                  18,063
11/30/2006                      18,819                  19,406
12/31/2006                      19,581                  20,280
 1/31/2007                      19,870                  20,061
 2/28/2007                      19,569                  19,942
 3/31/2007                      20,461                  20,737
 4/30/2007                      21,772                  21,697
 5/31/2007                      23,231                  22,771
 6/30/2007                      23,615                  23,839
 7/31/2007                      24,188                  25,096
 8/31/2007                      23,774                  24,563
 9/30/2007                      25,871                  27,276
10/31/2007                      28,712                  30,317
11/30/2007                      26,840                  28,168
12/31/2007                      26,745                  28,267
 1/31/2008                      24,418                  24,740
 2/29/2008                      25,198                  26,566
 3/31/2008                      24,418                  25,160
 4/30/2008                      26,167                  27,202
 5/31/2008                      26,320                  27,706
 6/30/2008                      23,621                  24,943
 7/31/2008                      23,314                  24,002
 8/31/2008                      21,931                  22,085
 9/30/2008                      18,884                  18,220
10/31/2008                      13,910                  13,234
11/30/2008                      12,652                  12,237
12/31/2008                      13,644                  13,192
 1/31/2009                      12,599                  12,340
 2/28/2009                      11,784                  11,644
 3/31/2009                      13,485                  13,317
 4/30/2009                      15,487                  15,533
 5/31/2009                      18,128                  18,187
 6/30/2009                      17,974                  17,942
 7/31/2009                      20,035                  19,960
 8/31/2009                      20,106                  19,888
 9/30/2009                      21,884                  21,694
10/31/2009                      21,429                  21,720
11/30/2009                      22,711                  22,654
12/31/2009                      23,532                  23,548
 1/31/2010                      22,250                  22,235
 2/28/2010                      22,522                  22,313
 3/31/2010                      24,412                  24,114
 4/30/2010                      24,560                  24,407
 5/31/2010                      22,280                  22,260
 6/30/2010                      22,315                  22,096
 7/31/2010                      24,282                  23,936
 8/31/2010                      23,721                  23,471
 9/30/2010                      26,421                  26,080
10/31/2010                      27,224                  26,837
11/30/2010                      26,615                  26,129
12/31/2010                      28,783                  27,993
 1/31/2011                      28,039                  27,234
 2/28/2011                      27,844                  26,980
 3/31/2011                      29,398                  28,566
 4/30/2011                      30,425                  29,452
 5/31/2011                      29,587                  28,680
 6/30/2011                      29,238                  28,238
 7/31/2011                      29,014                  28,113
 8/31/2011                      26,669                  25,601
 9/30/2011                      22,634                  21,868
10/31/2011                      25,470                  24,765
11/30/2011                      24,589                  23,114
12/31/2011                      23,875                  22,836
 1/31/2012                      26,432                  25,426
 2/29/2012                      27,868                  26,949
 3/31/2012                      27,147                  26,049
 4/30/2012                      26,663                  25,738
 5/31/2012                      23,792                  22,852
 6/30/2012                      24,973                  23,734
 7/31/2012                      25,174                  24,197
 8/31/2012                      25,346                  24,116
 9/30/2012                      26,763                  25,571
10/31/2012                      26,627                  25,416
11/30/2012                      26,976                  25,739
12/31/2012                      28,559                  26,997
 1/31/2013                      28,706                  27,369
 2/28/2013                      28,376                  27,026
 3/31/2013                      27,974                  26,560
 4/30/2013                      28,293                  26,760
 5/31/2013                      27,377                  26,074
 6/30/2013                      25,659                  24,414
 7/31/2013                      26,037                  24,669
 8/31/2013                      25,428                  24,245
 9/30/2013                      27,242                  25,822
10/31/2013                      28,488                  27,076
11/30/2013                      28,063                  26,681
12/31/2013                      27,779                  26,295
 1/31/2014                      25,854                  24,587
 2/28/2014                      26,793                  25,402
 3/31/2014                      27,738                  26,182
 4/30/2014                      27,903                  26,269
 5/31/2014                      28,854                  27,186
 6/30/2014                      29,657                  27,908
 7/31/2014                      30,012                  28,448
 8/31/2014                      30,951                  29,089               Past performance is not predictive of
 9/30/2014                      28,677                  26,933               future performance.
10/31/2014                      28,984                  27,250               The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five         Ten                 would pay on fund distributions or the
          Total Return          Year        Years       Years                redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2014, all
                                1.74%       6.23%       11.23%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                             CHART

             Emerging Markets    MSCI Emerging Markets
             Small Cap Series      Index (net div.)
             ----------------    -------------------
 10/31/2004       $10,000            $10,000
 11/30/2004        10,946             10,926
 12/31/2004        11,530             11,450
  1/31/2005        11,857             11,480
  2/28/2005        12,607             12,481
  3/31/2005        11,744             11,656
  4/30/2005        11,315             11,343
  5/31/2005        11,536             11,738
  6/30/2005        11,827             12,137
  7/31/2005        12,488             12,985
  8/31/2005        12,571             13,097
  9/30/2005        13,405             14,316
 10/31/2005        12,756             13,380
 11/30/2005        13,667             14,487
 12/31/2005        14,565             15,343
  1/31/2006        15,982             17,057
  2/28/2006        16,161             17,037
  3/31/2006        16,452             17,187
  4/30/2006        17,804             18,411
  5/31/2006        15,935             16,482
  6/30/2006        15,238             16,442
  7/31/2006        15,589             16,677
  8/31/2006        16,137             17,102
  9/30/2006        16,595             17,244
 10/31/2006        17,851             18,063
 11/30/2006        19,208             19,406
 12/31/2006        20,095             20,280
  1/31/2007        20,494             20,061
  2/28/2007        20,667             19,942
  3/31/2007        21,601             20,737
  4/30/2007        23,256             21,697
  5/31/2007        25,113             22,771
  6/30/2007        25,869             23,839
  7/31/2007        27,137             25,096
  8/31/2007        26,018             24,563
  9/30/2007        27,810             27,276
 10/31/2007        29,917             30,317
 11/30/2007        27,530             28,168
 12/31/2007        27,851             28,267
  1/31/2008        24,512             24,740
  2/29/2008        25,220             26,566
  3/31/2008        24,048             25,160
  4/30/2008        25,512             27,202
  5/31/2008        25,369             27,706
  6/30/2008        22,446             24,943
  7/31/2008        22,107             24,002
  8/31/2008        20,774             22,085
  9/30/2008        17,036             18,220
 10/31/2008        11,875             13,234
 11/30/2008        11,155             12,237
 12/31/2008        12,738             13,192
  1/31/2009        11,768             12,340
  2/28/2009        11,048             11,644
  3/31/2009        12,571             13,317
  4/30/2009        15,119             15,533
  5/31/2009        18,554             18,187
  6/30/2009        18,464             17,942
  7/31/2009        20,827             19,960
  8/31/2009        21,077             19,888
  9/30/2009        22,839             21,694
 10/31/2009        22,821             21,720
 11/30/2009        24,179             22,654
 12/31/2009        25,512             23,548
  1/31/2010        24,393             22,235
  2/28/2010        24,815             22,313
  3/31/2010        26,940             24,114
  4/30/2010        27,387             24,407
  5/31/2010        24,643             22,260
  6/30/2010        25,304             22,096
  7/31/2010        27,637             23,936
  8/31/2010        27,774             23,471
  9/30/2010        31,155             26,080
 10/31/2010        32,399             26,837
 11/30/2010        31,536             26,129
 12/31/2010        33,351             27,993
  1/31/2011        31,952             27,234
  2/28/2011        31,024             26,980
  3/31/2011        32,756             28,566
  4/30/2011        34,488             29,452
  5/31/2011        33,720             28,680
  6/30/2011        33,714             28,238
  7/31/2011        34,101             28,113
  8/31/2011        30,875             25,601
  9/30/2011        25,393             21,868
 10/31/2011        28,208             24,765
 11/30/2011        26,845             23,114
 12/31/2011        26,131             22,836
  1/31/2012        29,089             25,426
  2/29/2012        31,476             26,949
  3/31/2012        30,679             26,049
  4/30/2012        29,946             25,738
  5/31/2012        27,220             22,852
  6/30/2012        28,262             23,734
  7/31/2012        27,929             24,197
  8/31/2012        28,661             24,116
  9/30/2012        30,339             25,571
 10/31/2012        30,238             25,416
 11/30/2012        30,774             25,739
 12/31/2012        32,679             26,997
  1/31/2013        33,292             27,369
  2/28/2013        33,643             27,026
  3/31/2013        33,500             26,560
  4/30/2013        34,185             26,760
  5/31/2013        33,714             26,074
  6/30/2013        30,798             24,414
  7/31/2013        30,952             24,669
  8/31/2013        29,673             24,245
  9/30/2013        31,851             25,822
 10/31/2013        33,083             27,076
 11/30/2013        32,625             26,681
 12/31/2013        32,369             26,295
  1/31/2014        30,994             24,587
  2/28/2014        32,387             25,402
  3/31/2014        33,506             26,182
  4/30/2014        33,786             26,269
  5/31/2014        34,946             27,186
  6/30/2014        35,863             27,908
  7/31/2014        35,952             28,448
  8/31/2014        37,071             29,089
  9/30/2014        35,244             26,933              Past performance is not predictive of
 10/31/2014        34,935             27,250              future performance.
                                                          The returns shown do not reflect the
                                                          deduction of taxes that a shareholder
       Average Annual     One      Five      Ten          would pay on fund distributions or the
       Total Return       Year     Years    Years         redemption of fund shares.
       -----------------------------------------------    MSCI data copyright MSCI 2014, all
                          5.60%    8.89%    13.32%        rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 260 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 15.67% for the Series and 16.46% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Series' relative performance. Lower book to market stocks outperformed higher book to market stocks within the index. The Series had less weight than the index in lower book to market stocks, which detracted from relative performance.

 International Equity Market Review          12 Months Ended October 31, 2014

Performance of non-US developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-US securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                       12 Months Ended October 31, 2014
                        --------------------------------

 Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollar
 ------------------------------------------  ------------ ---------------------
               China........................     6.44%             6.41%
               Korea........................    -6.24%            -6.94%
               Taiwan.......................    13.99%            10.11%
               Brazil.......................    -0.30%            -9.65%
               South Africa.................    17.13%             6.09%
               India........................    29.27%            29.39%
               Mexico.......................    10.96%             6.98%
               Russia.......................    -4.56%           -24.40%
               Malaysia.....................     3.85%            -0.37%
               Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 550 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2014, total returns were -0.72% for the Series and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Series' relative performance.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 2.46% for the Series and -0.24% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series' greater exposure than the Index to companies with smaller relative capitalization contributed to relative outperformance as these stocks generally outperformed during the period. This was partially offset by the Series' exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index also benefited the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 880 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -3.46% for the Series and -4.93% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of growth-oriented small cap stocks with low profitability contributed to relative performance as these stocks underperformed. This was partially offset by the Series' exclusion of real estate investment trusts (REITs), which outperformed and detracted from the Series' relative performance. In addition, differences in the valuation timing and methodology between the Series and the Index benefited the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 1.22% for the Series and -0.49% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series excludes a number of growth-oriented small cap stocks with low profitability that were held by the Index. These stocks generally underperformed, contributing to the Series' relative performance.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,180 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -2.25% for the Series and -3.31% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the period, the Series' outperformance was primarily attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 370 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were -3.83% for the Series and -3.00% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. Due to construction methodology differences between the Series and the Index, the Series' holdings in the energy sector significantly underperformed those of the Index and contributed to the Series' relative underperformance. The Index held a number of companies in the energy sector that were outside of the Series' definition of small caps and these companies outperformed, which contributed to the Series' relative underperformance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 1.74% for the Series and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative performance benefited from a lower weight than the Index in Russia, among the lowest performing emerging markets during the period, and a higher weight in India and Taiwan, among the best performing emerging markets during the period. The Series excludes certain countries from eligibility that the Index holds, such as the UAE and Qatar. Both of these countries underperformed, and their exclusion contributed to the Series' outperformance.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 3,200 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 5.60% for the Series and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed emerging markets large caps over the period, and the Series' greater exposure to small caps, particularly those in India, contributed to the Series' relative outperformance. During the year ended October 31, 2014, the Series did not invest in certain countries that the Index holds, such as the UAE, Qatar, and Russia. Russia underperformed significantly and, as it was excluded from the Series, contributed to the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/14  10/31/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     The U.S. Large Cap Value Series
     -
     Actual Fund Return............ $1,000.00 $1,056.90    0.11%    $0.57
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     The DFA International Value Series
     -
     Actual Fund Return............ $1,000.00 $  941.00    0.22%    $1.08
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/14  10/31/14    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,049.50    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  963.60    0.13%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $  924.20    0.11%    $0.53
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  850.80    0.12%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  871.30    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,038.70    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,034.00    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   6.8%
              Energy.......................................  20.9%
              Financials...................................  20.7%
              Health Care..................................  10.6%
              Industrials..................................  12.1%
              Information Technology.......................   8.6%
              Materials....................................   3.3%
              Other........................................    --
              Telecommunication Services...................   4.4%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  11.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  13.2%
              Financials...................................  35.2%
              Health Care..................................   4.0%
              Industrials..................................   9.0%
              Information Technology.......................   3.4%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   5.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   8.8%
              Energy.......................................   1.0%
              Financials...................................  11.7%
              Health Care..................................   4.9%
              Industrials..................................  29.7%
              Information Technology.......................  11.5%
              Materials....................................  11.1%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.1%
              Consumer Staples.............................   4.8%
              Energy.......................................   5.0%
              Financials...................................  13.4%
              Health Care..................................   6.5%
              Industrials..................................  18.8%
              Information Technology.......................   5.7%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.9%
              Consumer Staples.............................   4.7%
              Energy.......................................   4.7%
              Financials...................................  15.1%
              Health Care..................................   3.8%
              Industrials..................................  24.9%
              Information Technology.......................   8.7%
              Materials....................................   6.8%
              Other........................................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   6.2%
              Energy.......................................   3.3%
              Financials...................................  17.9%
              Health Care..................................   9.8%
              Industrials..................................  26.3%
              Information Technology.......................   9.7%
              Materials....................................   7.7%
              Other........................................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  10.8%
              Consumer Staples.............................   3.7%
              Energy.......................................  26.9%
              Financials...................................   8.6%
              Health Care..................................   1.8%
              Industrials..................................  16.7%
              Information Technology.......................   6.4%
              Materials....................................  18.9%
              Other........................................    --
              Telecommunication Services...................   0.5%
              Utilities....................................   5.7%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   8.3%
              Energy.......................................   8.8%
              Financials...................................  26.1%
              Health Care..................................   2.2%
              Industrials..................................   7.9%
              Information Technology.......................  17.4%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.3%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.3%
              Financials...................................  16.1%
              Health Care..................................   6.0%
              Industrials..................................  17.7%
              Information Technology.......................  13.5%
              Materials....................................  13.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (11.7%)
    Comcast Corp. Class A................  9,873,756 $  546,512,395            3.0%
#   Comcast Corp. Special Class A........  3,813,064    210,252,349            1.1%
    General Motors Co....................  3,814,989    119,790,655            0.7%
    Time Warner Cable, Inc...............  1,876,119    276,183,478            1.5%
#   Time Warner, Inc.....................  5,052,904    401,554,281            2.2%
    Other Securities.....................               691,314,995            3.7%
                                                     --------------           -----
Total Consumer Discretionary.............             2,245,608,153           12.2%
                                                     --------------           -----
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co............  2,861,952    134,511,744            0.7%
    CVS Health Corp......................  6,986,047    599,472,693            3.3%
    Mondelez International, Inc. Class A.  6,213,977    219,104,829            1.2%
    Other Securities.....................               283,040,723            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,236,129,989            6.7%
                                                     --------------           -----
Energy -- (19.8%)
    Anadarko Petroleum Corp..............  2,644,697    242,730,291            1.3%
    Apache Corp..........................  1,895,772    146,353,598            0.8%
    Chevron Corp.........................  5,620,609    674,192,050            3.7%
    ConocoPhillips.......................  6,993,622    504,589,827            2.7%
    Exxon Mobil Corp.....................  4,477,321    433,001,714            2.4%
    Hess Corp............................  1,628,606    138,122,075            0.7%
    Marathon Oil Corp....................  3,640,872    128,886,869            0.7%
    Marathon Petroleum Corp..............  1,752,484    159,300,796            0.9%
    National Oilwell Varco, Inc..........  1,968,548    142,995,327            0.8%
    Occidental Petroleum Corp............  2,823,071    251,055,704            1.4%
    Phillips 66..........................  2,603,498    204,374,593            1.1%
    Valero Energy Corp...................  2,806,975    140,601,378            0.8%
    Other Securities.....................               653,113,763            3.5%
                                                     --------------           -----
Total Energy.............................             3,819,317,985           20.8%
                                                     --------------           -----
Financials -- (19.7%)
    American International Group, Inc....  3,145,850    168,523,184            0.9%
    Bank of America Corp................. 16,826,224    288,738,004            1.6%
    Bank of New York Mellon Corp. (The)..  3,470,782    134,388,679            0.7%
    Capital One Financial Corp...........  2,096,624    173,537,568            0.9%
    Citigroup, Inc.......................  5,327,316    285,171,225            1.6%
    Goldman Sachs Group, Inc. (The)......    919,421    174,680,796            1.0%
    JPMorgan Chase & Co.................. 10,466,709    633,026,560            3.4%
    MetLife, Inc.........................  2,280,037    123,669,207            0.7%
    Morgan Stanley.......................  5,045,057    176,324,742            1.0%
    Prudential Financial, Inc............  1,229,198    108,833,191            0.6%
    Wells Fargo & Co.....................  4,057,795    215,428,337            1.2%
    Other Securities.....................             1,316,622,406            7.1%
                                                     --------------           -----
Total Financials.........................             3,798,943,899           20.7%
                                                     --------------           -----
Health Care -- (10.1%)
    Aetna, Inc...........................  2,009,110    165,771,666            0.9%
*   Express Scripts Holding Co...........  3,072,578    236,035,442            1.3%
    Pfizer, Inc.......................... 22,619,948    677,467,443            3.7%
    Thermo Fisher Scientific, Inc........  1,580,260    185,791,168            1.0%
    WellPoint, Inc.......................  1,674,297    212,116,687            1.1%
    Other Securities.....................               468,823,592            2.6%
                                                     --------------           -----
Total Health Care........................             1,946,005,998           10.6%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Industrials -- (11.5%)
      CSX Corp...........................................  5,604,703 $   199,695,568            1.1%
      Eaton Corp. P.L.C..................................  1,690,402     115,606,593            0.6%
      FedEx Corp.........................................    828,737     138,730,574            0.8%
      General Electric Co................................ 21,597,811     557,439,502            3.0%
#     Norfolk Southern Corp..............................  1,681,939     186,089,731            1.0%
      Northrop Grumman Corp..............................  1,364,645     188,266,424            1.0%
      Southwest Airlines Co..............................  3,905,821     134,672,708            0.7%
      Union Pacific Corp.................................  2,788,102     324,674,478            1.8%
      Other Securities...................................                372,674,139            2.0%
                                                                     ---------------          ------
Total Industrials........................................              2,217,849,717           12.0%
                                                                     ---------------          ------
Information Technology -- (8.2%)
      Cisco Systems, Inc.................................  8,906,456     217,940,978            1.2%
      Hewlett-Packard Co.................................  9,619,949     345,163,770            1.9%
#     Intel Corp.........................................  9,210,936     313,263,933            1.7%
#*    Micron Technology, Inc.............................  3,654,213     120,917,908            0.7%
      Other Securities...................................                586,548,708            3.1%
                                                                     ---------------          ------
Total Information Technology.............................              1,583,835,297            8.6%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan, Inc..............................  4,647,012     132,439,842            0.7%
      Other Securities...................................                474,065,162            2.6%
                                                                     ---------------          ------
Total Materials..........................................                606,505,004            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.2%)
#     AT&T, Inc.......................................... 18,488,608     644,143,103            3.5%
      Other Securities...................................                161,208,509            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                805,351,612            4.4%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 52,328,955            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             18,311,876,609           99.6%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                      7,528            0.0%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.077%. 87,103,094      87,103,094            0.5%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 74,271,257     859,318,447            4.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,592,557,040)...............................              $19,258,305,678          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,245,608,153           --   --    $ 2,245,608,153
  Consumer Staples............   1,236,129,989           --   --      1,236,129,989
  Energy......................   3,819,317,985           --   --      3,819,317,985
  Financials..................   3,798,943,899           --   --      3,798,943,899
  Health Care.................   1,946,005,998           --   --      1,946,005,998
  Industrials.................   2,217,849,717           --   --      2,217,849,717
  Information Technology......   1,583,835,297           --   --      1,583,835,297
  Materials...................     606,505,004           --   --        606,505,004
  Telecommunication Services..     805,351,612           --   --        805,351,612
  Utilities...................      52,328,955           --   --         52,328,955
  Rights/Warrants.............              -- $      7,528   --              7,528
Temporary Cash Investments....      87,103,094           --   --         87,103,094
Securities Lending Collateral.              --  859,318,447   --        859,318,447
                               --------------- ------------   --    ---------------
TOTAL......................... $18,398,979,703 $859,325,975   --    $19,258,305,678
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.3%)
  AUSTRALIA -- (5.8%)
      Macquarie Group, Ltd............. 1,184,395 $ 64,009,420            0.7%
      National Australia Bank, Ltd..... 1,748,681   54,096,766            0.6%
      Santos, Ltd...................... 4,404,343   50,470,467            0.5%
      Suncorp Group, Ltd............... 3,736,013   48,613,845            0.5%
  #   Wesfarmers, Ltd.................. 2,317,545   90,193,505            1.0%
      Other Securities.................            266,392,193            2.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            573,776,196            6.1%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             13,688,459            0.2%
                                                  ------------            ----

  BELGIUM -- (1.2%)
      Other Securities.................            115,542,460            1.2%
                                                  ------------            ----

  CANADA -- (7.8%)
      Canadian Natural Resources, Ltd.. 1,849,320   64,534,631            0.7%
  #   Manulife Financial Corp.......... 3,287,435   62,391,406            0.7%
      Suncor Energy, Inc............... 3,750,370  133,170,496            1.4%
      Other Securities.................            506,038,567            5.4%
                                                  ------------            ----
  TOTAL CANADA.........................            766,135,100            8.2%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities.................                 30,085            0.0%
                                                  ------------            ----

  DENMARK -- (1.4%)
      Other Securities.................            134,026,860            1.4%
                                                  ------------            ----

  FINLAND -- (0.7%)
      Other Securities.................             74,138,749            0.8%
                                                  ------------            ----

  FRANCE -- (8.0%)
      AXA SA........................... 4,004,754   92,503,906            1.0%
      BNP Paribas SA...................   783,124   49,213,123            0.5%
      Cie de St-Gobain................. 1,103,444   47,431,371            0.5%
      GDF Suez......................... 3,247,971   78,860,475            0.8%
      Orange SA........................ 3,989,277   63,510,770            0.7%
      Renault SA.......................   759,515   56,497,480            0.6%
      Societe Generale SA.............. 1,296,228   62,466,561            0.7%
      Vivendi SA....................... 3,686,124   90,049,366            1.0%
      Other Securities.................            244,827,209            2.6%
                                                  ------------            ----
  TOTAL FRANCE.........................            785,360,261            8.4%
                                                  ------------            ----

  GERMANY -- (6.3%)
      Allianz SE.......................   642,692  102,202,246            1.1%
      Bayerische Motoren Werke AG......   765,791   82,121,669            0.9%
      Daimler AG....................... 2,214,556  172,666,663            1.8%
      Other Securities.................            258,875,046            2.8%
                                                  ------------            ----
  TOTAL GERMANY........................            615,865,624            6.6%
                                                  ------------            ----

  HONG KONG -- (2.7%)
      Hutchison Whampoa, Ltd........... 5,076,000   64,497,462            0.7%
      Other Securities.................            202,183,086            2.2%
                                                  ------------            ----
  TOTAL HONG KONG......................            266,680,548            2.9%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

IRELAND -- (0.2%)
    Other Securities........................            $   22,188,446            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                30,877,234            0.3%
                                                        --------------           -----

ITALY -- (1.8%)
    UniCredit SpA...........................  6,991,980     50,640,963            0.5%
    Other Securities........................               122,767,297            1.4%
                                                        --------------           -----
TOTAL ITALY.................................               173,408,260            1.9%
                                                        --------------           -----

JAPAN -- (21.0%)
    Honda Motor Co., Ltd....................  2,621,200     83,797,746            0.9%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    125,092,037            1.3%
    Mizuho Financial Group, Inc............. 51,323,400     93,527,433            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     50,306,760            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     53,315,418            0.6%
    NTT DOCOMO, Inc.........................  3,091,700     52,144,249            0.6%
    Sumitomo Mitsui Financial Group, Inc....  2,678,800    109,249,245            1.2%
    Other Securities........................             1,496,080,852           16.0%
                                                        --------------           -----
TOTAL JAPAN.................................             2,063,513,740           22.1%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
*   ING Groep NV............................  6,479,202     92,784,515            1.0%
    Other Securities........................               221,541,679            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS                                          314,326,194            3.4%
                                                        --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities........................                 9,374,710            0.1%
                                                        --------------           -----

NORWAY -- (0.8%)
    Other Securities........................                76,742,959            0.8%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 3,873,915            0.0%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               116,978,973            1.3%
                                                        --------------           -----

SPAIN -- (2.4%)
    Iberdrola SA............................ 11,714,112     82,923,213            0.9%
    Other Securities........................               153,903,256            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               236,826,469            2.5%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Nordea Bank AB..........................  3,823,977     49,183,048            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     57,657,241            0.6%
    Other Securities........................               187,488,169            2.1%
                                                        --------------           -----
TOTAL SWEDEN................................               294,328,458            3.2%
                                                        --------------           -----

SWITZERLAND -- (9.9%)
    ABB, Ltd................................  3,170,149     69,548,848            0.7%
    Holcim, Ltd.............................    887,877     63,016,649            0.7%
    Novartis AG.............................  2,434,443    225,923,258            2.4%
    Novartis AG ADR.........................    681,571     63,174,816            0.7%
    Swiss Re AG.............................  1,547,148    125,103,648            1.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------

SWITZERLAND -- (Continued)
      UBS AG..................................  4,344,251 $   75,538,418            0.8%
      Zurich Insurance Group AG...............    333,311    100,869,393            1.1%
      Other Securities........................               246,924,514            2.7%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               970,099,544           10.4%
                                                          --------------          ------

UNITED KINGDOM -- (16.4%)
      Anglo American P.L.C....................  3,310,475     69,895,879            0.7%
#     Barclays P.L.C. Sponsored ADR...........  5,060,358     77,929,513            0.8%
      BP P.L.C. Sponsored ADR.................  7,387,909    321,078,524            3.4%
      Glencore P.L.C..........................  9,442,477     48,445,899            0.5%
      HSBC Holdings P.L.C.....................  9,197,250     93,769,306            1.0%
      HSBC Holdings P.L.C. Sponsored ADR......  2,089,967    106,630,116            1.1%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210    248,144,091            2.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142     54,211,644            0.6%
      Standard Chartered P.L.C................  4,120,837     62,029,541            0.7%
      Vodafone Group P.L.C.................... 27,417,470     91,175,542            1.0%
      Vodafone Group P.L.C. Sponsored ADR.....  2,196,216     72,958,305            0.8%
      Other Securities........................               361,708,827            3.9%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................             1,607,977,187           17.2%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             9,265,760,431           99.2%
                                                          --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities........................                20,887,882            0.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   241,112            0.0%
                                                          --------------          ------
SPAIN -- (0.0%)
      Other Securities........................                   648,719            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   889,831            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund.......... 46,617,671    539,366,448            5.8%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,769,870,982).....................              $9,826,904,592          105.2%
                                                          ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,343,012 $  555,433,184   --    $  573,776,196
  Austria.....................             --     13,688,459   --        13,688,459
  Belgium.....................      3,605,664    111,936,796   --       115,542,460
  Canada......................    766,135,100             --   --       766,135,100
  China.......................             --         30,085   --            30,085
  Denmark.....................             --    134,026,860   --       134,026,860
  Finland.....................      1,844,352     72,294,397   --        74,138,749
  France......................      4,069,567    781,290,694   --       785,360,261
  Germany.....................     60,551,498    555,314,126   --       615,865,624
  Hong Kong...................             --    266,680,548   --       266,680,548
  Ireland.....................      4,822,991     17,365,455   --        22,188,446
  Israel......................        752,406     30,124,828   --        30,877,234
  Italy.......................     21,181,850    152,226,410   --       173,408,260
  Japan.......................     69,435,900  1,994,077,840   --     2,063,513,740
  Netherlands.................     26,977,934    287,348,260   --       314,326,194
  New Zealand.................             --      9,374,710   --         9,374,710
  Norway......................      5,167,596     71,575,363   --        76,742,959
  Portugal....................             --      3,873,915   --         3,873,915
  Singapore...................             --    116,978,973   --       116,978,973
  Spain.......................      6,381,719    230,444,750   --       236,826,469
  Sweden......................     11,273,598    283,054,860   --       294,328,458
  Switzerland.................     96,770,573    873,328,971   --       970,099,544
  United Kingdom..............    924,692,710    683,284,477   --     1,607,977,187
Preferred Stocks
  Germany.....................             --     20,887,882   --        20,887,882
Rights/Warrants
  France......................             --        241,112   --           241,112
  Spain.......................             --        648,719   --           648,719
Securities Lending Collateral.             --    539,366,448   --       539,366,448
                               -------------- --------------   --    --------------
TOTAL......................... $2,022,006,470 $7,804,898,122   --    $9,826,904,592
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (17.9%)
    Aoyama Trading Co., Ltd.....................   315,900 $  7,513,669            0.3%
    H2O Retailing Corp..........................   442,605    7,361,480            0.3%
    Nifco, Inc..................................   295,500    9,363,392            0.4%
#   Resorttrust, Inc............................   291,116    7,018,444            0.3%
    Shimachu Co., Ltd...........................   295,800    7,615,745            0.3%
    Wacoal Holdings Corp........................   629,000    6,550,239            0.3%
    Other Securities............................            466,467,139           18.5%
                                                           ------------           -----
Total Consumer Discretionary....................            511,890,108           20.4%
                                                           ------------           -----
Consumer Staples -- (7.6%)
    Matsumotokiyoshi Holdings Co., Ltd..........   229,700    6,680,147            0.3%
    Sapporo Holdings, Ltd....................... 1,993,000    8,625,333            0.4%
#   Takara Holdings, Inc........................   814,000    6,480,260            0.3%
#   UNY Group Holdings Co., Ltd................. 1,471,300    7,799,995            0.3%
    Other Securities............................            189,525,032            7.4%
                                                           ------------           -----
Total Consumer Staples..........................            219,110,767            8.7%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,847,200            1.0%
                                                           ------------           -----
Financials -- (10.2%)
    Awa Bank, Ltd. (The)........................ 1,185,000    7,105,993            0.3%
    Daishi Bank, Ltd. (The)..................... 2,061,000    7,293,168            0.3%
    Higo Bank, Ltd. (The)....................... 1,151,000    6,551,664            0.3%
    Juroku Bank, Ltd. (The)..................... 2,060,000    8,124,606            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,325,000    6,927,376            0.3%
#*  Leopalace21 Corp............................ 1,523,700    9,543,623            0.4%
    Musashino Bank, Ltd. (The)..................   203,400    6,891,841            0.3%
    North Pacific Bank, Ltd..................... 1,846,200    7,610,951            0.3%
    San-In Godo Bank, Ltd. (The)................   980,000    7,550,640            0.3%
    Senshu Ikeda Holdings, Inc.................. 1,365,100    7,062,181            0.3%
    Other Securities............................            217,936,777            8.6%
                                                           ------------           -----
Total Financials................................            292,598,820           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Other Securities............................            122,558,383            4.9%
                                                           ------------           -----
Industrials -- (25.8%)
    Aica Kogyo Co., Ltd.........................   318,300    6,588,512            0.3%
    DMG Mori Seiki Co., Ltd.....................   577,200    6,798,023            0.3%
    Fujikura, Ltd............................... 2,042,000    8,577,639            0.4%
#   Furukawa Electric Co., Ltd.................. 4,610,000    8,136,200            0.3%
    Glory, Ltd..................................   274,400    7,071,142            0.3%
#   Hazama Ando Corp............................ 1,049,700    7,056,975            0.3%
#   Iwatani Corp................................ 1,107,000    7,568,717            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,988,000    7,111,136            0.3%
#   Maeda Corp..................................   845,000    7,470,851            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 4,886,000   10,622,003            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,627,000    6,482,809            0.3%
    Nishimatsu Construction Co., Ltd............ 1,855,000    9,006,722            0.4%
    Nisshinbo Holdings, Inc.....................   929,000    7,672,103            0.3%
    OSG Corp....................................   455,100    7,420,946            0.3%
    Sankyu, Inc................................. 1,561,000    7,216,910            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Sanwa Holdings Corp................  1,262,100 $    8,751,418            0.4%
      Tsubakimoto Chain Co...............    854,700      6,742,103            0.3%
      Other Securities...................               607,859,813           24.0%
                                                     --------------          ------
Total Industrials........................               738,154,022           29.5%
                                                     --------------          ------
Information Technology -- (10.0%)
      Anritsu Corp.......................    865,700      6,702,549            0.3%
      Horiba, Ltd........................    218,850      7,917,501            0.3%
#     IT Holdings Corp...................    519,701      8,491,586            0.4%
      Oki Electric Industry Co., Ltd.....  4,385,000     10,188,368            0.4%
#     SCREEN Holdings Co., Ltd...........  1,267,000      6,905,771            0.3%
#     Taiyo Yuden Co., Ltd...............    661,300      6,797,894            0.3%
      Other Securities...................               239,685,095            9.4%
                                                     --------------          ------
Total Information Technology.............               286,688,764           11.4%
                                                     --------------          ------
Materials -- (9.6%)
      ADEKA Corp.........................    530,500      6,847,875            0.3%
      Lintec Corp........................    312,600      6,526,618            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,666,000      9,724,344            0.4%
      Nihon Parkerizing Co., Ltd.........    275,800      6,583,269            0.3%
#     Sumitomo Osaka Cement Co., Ltd.....  2,682,000      8,383,958            0.3%
      Tokuyama Corp......................  2,222,000      6,495,139            0.3%
      Toyobo Co., Ltd....................  5,435,000      7,823,086            0.3%
      Other Securities...................               223,923,257            8.8%
                                                     --------------          ------
Total Materials..........................               276,307,546           11.0%
                                                     --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities...................                 4,309,409            0.2%
                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................                11,429,517            0.5%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,488,894,536           99.3%
                                                     --------------          ------

                                                        Value+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@  DFA Short Term Investment Fund..... 32,591,293    377,081,264           15.1%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,741,341,199)................              $2,865,975,800          114.4%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $ 4,646,036 $  507,244,072   --    $  511,890,108
  Consumer Staples............     803,849    218,306,918   --       219,110,767
  Energy......................          --     25,847,200   --        25,847,200
  Financials..................  10,448,978    282,149,842   --       292,598,820
  Health Care.................          --    122,558,383   --       122,558,383
  Industrials.................          --    738,154,022   --       738,154,022
  Information Technology......          --    286,688,764   --       286,688,764
  Materials...................          --    276,307,546   --       276,307,546
  Telecommunication Services..          --      4,309,409   --         4,309,409
  Utilities...................          --     11,429,517   --        11,429,517
Securities Lending Collateral.          --    377,081,264   --       377,081,264
                               ----------- --------------   --    --------------
TOTAL......................... $15,898,863 $2,850,076,937   --    $2,865,975,800
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                           Percentage
                                             Shares       Value++        of Net Assets**
                                             ------       -------        ---------------
COMMON STOCKS -- (78.7%)
AUSTRALIA -- (41.6%)
#   Adelaide Brighton, Ltd................  3,634,701 $    10,838,815               0.8%
    Ansell, Ltd...........................    544,496       9,550,805               0.7%
#   Aristocrat Leisure, Ltd...............  3,124,863      17,765,461               1.2%
#   Beach Energy, Ltd.....................  9,353,942       9,675,702               0.7%
*   BlueScope Steel, Ltd..................  1,945,699       9,070,776               0.6%
#   carsales.com, Ltd.....................  1,736,291      16,384,267               1.1%
    CSR, Ltd..............................  3,291,003      10,072,540               0.7%
#   Downer EDI, Ltd.......................  2,989,518      12,624,250               0.9%
    DuluxGroup, Ltd.......................  3,082,903      14,569,397               1.0%
#   Echo Entertainment Group, Ltd.........  4,331,523      14,543,934               1.0%
    Fairfax Media, Ltd.................... 14,676,907      10,549,342               0.7%
#   GrainCorp, Ltd. Class A...............  1,240,760       9,596,665               0.7%
#   iiNET, Ltd............................  1,110,524       7,836,764               0.5%
    Independence Group NL.................  1,827,105       7,316,662               0.5%
#   Invocare, Ltd.........................    894,310       9,542,450               0.7%
#   IOOF Holdings, Ltd....................  1,906,008      15,203,012               1.1%
#   Iress, Ltd............................  1,080,718       9,403,408               0.7%
#   JB Hi-Fi, Ltd.........................    860,733      11,852,634               0.8%
#   M2 Group, Ltd.........................  1,270,142       8,813,121               0.6%
#   Metcash, Ltd..........................  4,422,950      11,046,633               0.8%
#   Mineral Resources, Ltd................  1,202,488       9,013,856               0.6%
#   Monadelphous Group, Ltd...............    707,732       7,849,897               0.5%
#   Myer Holdings, Ltd....................  4,168,808       7,079,608               0.5%
#   NIB Holdings, Ltd.....................  2,712,998       7,818,566               0.5%
#   OZ Minerals, Ltd......................  2,263,016       7,776,456               0.5%
#   Perpetual, Ltd........................    359,597      14,703,016               1.0%
    Primary Health Care, Ltd..............  3,240,864      13,281,170               0.9%
*   Qantas Airways, Ltd...................  4,914,897       7,343,406               0.5%
    Reece Australia, Ltd..................    238,257       6,983,909               0.5%
#   Sims Metal Management, Ltd............  1,378,490      13,761,961               1.0%
#   Sirtex Medical, Ltd...................    409,434       9,401,832               0.7%
    Spark Infrastructure Group............ 10,691,774      17,972,704               1.2%
#   Super Retail Group, Ltd...............  1,291,875       8,382,739               0.6%
    Tabcorp Holdings, Ltd.................  2,426,529       8,716,499               0.6%
#   TPG Telecom, Ltd......................  1,231,044       7,970,965               0.6%
#   Transpacific Industries Group, Ltd....  9,657,560       7,675,573               0.5%
#*  UGL, Ltd..............................  1,220,877       7,551,660               0.5%
    Other Securities......................                376,339,345              25.7%
                                                      ---------------              -----
TOTAL AUSTRALIA...........................                765,879,800              52.7%
                                                      ---------------              -----

BERMUDA -- (0.0%)
    Other Securities......................                     26,808               0.0%
                                                      ---------------              -----

CHINA -- (0.2%)
    Other Securities......................                  3,119,336               0.2%
                                                      ---------------              -----

HONG KONG -- (20.7%)
    Dah Sing Financial Holdings, Ltd......  1,208,544       7,525,263               0.5%
#   Esprit Holdings, Ltd.................. 13,739,550      17,211,169               1.2%
    Hopewell Holdings, Ltd................  2,973,000      10,569,755               0.7%
#   Luk Fook Holdings International, Ltd..  2,792,000       8,306,888               0.6%
    Melco International Development, Ltd..  3,620,000       9,838,366               0.7%
    Xinyi Glass Holdings, Ltd............. 16,212,000       9,536,952               0.7%
    Other Securities......................                317,754,477              21.8%
                                                      ---------------              -----
TOTAL HONG KONG......................................     380,742,870              26.2%
                                                      ---------------              -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                 Percentage
                                                Shares          Value++        of Net Assets**
                                                ------          -------        ---------------
NEW ZEALAND -- (7.1%)
#     Fisher & Paykel Healthcare Corp., Ltd..  4,076,344    $    17,813,660               1.2%
#     Infratil, Ltd..........................  3,206,161          7,206,718               0.5%
#     Ryman Healthcare, Ltd..................  2,312,512         13,691,535               0.9%
#     Sky Network Television, Ltd............  2,017,881         10,019,430               0.7%
#     SKYCITY Entertainment Group, Ltd.......  4,308,638         13,173,223               0.9%
      Other Securities.......................                    68,677,900               4.8%
                                                            ---------------             ------
TOTAL NEW ZEALAND............................                   130,582,466               9.0%
                                                            ---------------             ------
SINGAPORE -- (9.1%)
      Singapore Post, Ltd....................  6,765,120         10,383,577               0.7%
      Venture Corp., Ltd.....................  1,694,000         10,203,641               0.7%
      Other Securities.......................                   146,437,456              10.1%
                                                            ---------------             ------
TOTAL SINGAPORE..............................                   167,024,674              11.5%
                                                            ---------------             ------
TOTAL COMMON STOCKS..........................                 1,447,375,954              99.6%
                                                            ---------------             ------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                            --               0.0%
                                                            ---------------             ------
HONG KONG -- (0.0%)
      Other Securities.......................                        87,216               0.0%
                                                            ---------------             ------
SINGAPORE -- (0.0%)
      Other Securities.......................                         2,095               0.0%
                                                            ---------------             ------
TOTAL RIGHTS/WARRANTS........................                        89,311               0.0%
                                                            ---------------             ------

                                                                Value+
                                                  -             ------                -
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@  DFA Short Term Investment Fund......... 33,782,209        390,860,156              26.9%
                                                            ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,833,068,732)....................                 $ 1,838,325,421             126.5%
                                                            ===============             ======

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                   Level 1      Level 2     Level 3     Total
                                 ----------- -------------- ------- --------------
Common Stocks
  Australia..................... $12,261,409 $  753,618,391   --    $  765,879,800
  Bermuda.......................          --         26,808   --            26,808
  China.........................          --      3,119,336   --         3,119,336
  Hong Kong.....................   1,079,370    379,663,500   --       380,742,870
  New Zealand...................     396,491    130,185,975   --       130,582,466
  Singapore.....................     485,216    166,539,458   --       167,024,674
Rights/Warrants
  Australia.....................          --             --   --                --
  Hong Kong.....................          --         87,216   --            87,216
  Singapore.....................          --          2,095   --             2,095
  Securities Lending Collateral.          --    390,860,156   --       390,860,156
                                 ----------- --------------   --    --------------
TOTAL........................... $14,222,486 $1,824,102,935   --    $1,838,325,421
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (97.3%)
 Consumer Discretionary -- (25.2%)
     Barratt Developments P.L.C........  3,291,665 $ 22,127,812            1.1%
     Bellway P.L.C.....................    652,849   18,313,143            0.9%
     Berkeley Group Holdings P.L.C.....    687,947   25,159,106            1.3%
     Daily Mail & General Trust P.L.C..  1,422,483   17,999,359            0.9%
     Dixons Carphone P.L.C.............  2,319,507   14,728,353            0.7%
     Greene King P.L.C.................  1,421,372   18,273,797            0.9%
     Howden Joinery Group P.L.C........  3,423,456   18,783,244            0.9%
     Inchcape P.L.C....................  2,330,419   25,961,589            1.3%
     Informa P.L.C.....................  3,256,622   25,106,456            1.3%
     Rightmove P.L.C...................    492,413   16,655,156            0.8%
     Taylor Wimpey P.L.C............... 14,989,056   28,472,629            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   14,978,554            0.8%
     WH Smith P.L.C....................    711,405   12,844,258            0.6%
     William Hill P.L.C................  4,494,667   25,956,438            1.3%
     Other Securities..................             228,230,551           11.5%
                                                   ------------           -----
 Total Consumer Discretionary..........             513,590,445           25.7%
                                                   ------------           -----
 Consumer Staples -- (4.5%)
     Booker Group P.L.C................  7,511,637   16,881,209            0.8%
     Britvic P.L.C.....................  1,277,429   13,927,819            0.7%
     Tate & Lyle P.L.C.................  1,515,587   14,667,991            0.7%
     Other Securities..................              46,852,034            2.4%
                                                   ------------           -----
 Total Consumer Staples................              92,329,053            4.6%
                                                   ------------           -----
 Energy -- (4.6%)
     AMEC P.L.C........................  1,114,094   18,576,553            0.9%
     John Wood Group P.L.C.............  1,961,228   20,808,838            1.0%
     Other Securities..................              54,101,541            2.8%
                                                   ------------           -----
 Total Energy..........................              93,486,932            4.7%
                                                   ------------           -----
 Financials -- (14.7%)
     Amlin P.L.C.......................  2,654,495   19,373,906            1.0%
     Catlin Group, Ltd.................  1,883,388   16,179,782            0.8%
     Close Brothers Group P.L.C........    788,970   18,514,828            0.9%
     Henderson Group P.L.C.............  5,677,167   19,118,900            1.0%
     Hiscox, Ltd.......................  1,674,250   18,260,643            0.9%
     ICAP P.L.C........................  2,893,657   19,427,173            1.0%
     IG Group Holdings P.L.C...........  1,931,185   18,611,712            0.9%
     Man Group P.L.C...................  9,800,117   19,431,406            1.0%
     Other Securities..................             151,018,176            7.5%
                                                   ------------           -----
 Total Financials......................             299,936,526           15.0%
                                                   ------------           -----
 Health Care -- (3.7%)
 *   BTG P.L.C.........................  1,781,080   21,529,272            1.1%
     Hikma Pharmaceuticals P.L.C.......    713,706   21,647,047            1.1%
     Other Securities..................              32,975,002            1.6%
                                                   ------------           -----
 Total Health Care.....................              76,151,321            3.8%
                                                   ------------           -----
 Industrials -- (24.2%)
     Ashtead Group P.L.C...............  1,347,260   22,572,306            1.1%
     BBA Aviation P.L.C................  2,792,163   15,805,781            0.8%
     Berendsen P.L.C...................    852,867   13,810,534            0.7%
     Cobham P.L.C......................  5,618,202   26,207,126            1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                         ------      -------     ---------------
Industrials -- (Continued)
       DCC P.L.C.......................   447,754 $   25,092,474            1.3%
       Hays P.L.C...................... 7,359,440     14,534,905            0.7%
       Melrose Industries P.L.C........ 4,127,987     16,966,362            0.9%
       Rentokil Initial P.L.C.......... 9,576,875     18,886,873            1.0%
       Rotork P.L.C....................   446,606     18,307,009            0.9%
       Spirax-Sarco Engineering P.L.C..   399,105     18,236,514            0.9%
       Stagecoach Group P.L.C.......... 2,248,039     13,934,215            0.7%
       Other Securities................              289,288,480           14.5%
                                                  --------------          ------
Total Industrials......................              493,642,579           24.8%
                                                  --------------          ------
Information Technology -- (8.5%)
       Halma P.L.C..................... 2,008,362     20,039,284            1.0%
       Spectris P.L.C..................   601,319     17,368,409            0.9%
#      Telecity Group P.L.C............ 1,018,433     12,576,541            0.6%
       Other Securities................              121,983,693            6.1%
                                                  --------------          ------
Total Information Technology...........              171,967,927            8.6%
                                                  --------------          ------
Materials -- (6.6%)
       Croda International P.L.C.......   463,619     17,045,566            0.9%
       DS Smith P.L.C.................. 4,875,734     20,708,475            1.0%
       Essentra P.L.C.................. 1,229,761     13,539,887            0.7%
       Other Securities................               83,503,314            4.2%
                                                  --------------          ------
Total Materials........................              134,797,242            6.8%
                                                  --------------          ------
Telecommunication Services -- (2.7%)
       Inmarsat P.L.C.................. 2,296,017     25,210,004            1.3%
       TalkTalk Telecom Group P.L.C.... 2,703,937     13,013,957            0.6%
       Other Securities................               17,470,514            0.9%
                                                  --------------          ------
Total Telecommunication Services.......               55,694,475            2.8%
                                                  --------------          ------
Utilities -- (2.6%)
       Drax Group P.L.C................ 2,103,725     20,016,929            1.0%
       Pennon Group P.L.C.............. 2,061,341     27,507,186            1.4%
       Other Securities................                4,895,586            0.2%
                                                  --------------          ------
Total Utilities........................               52,419,701            2.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            1,984,016,201           99.4%
                                                  --------------          ------

RIGHTS/WARRANTS -- (0.1%)
       Other Securities................                1,128,981            0.1%
                                                  --------------          ------

SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@   DFA Short Term Investment Fund.. 4,557,215     52,726,974            2.6%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,533,323,942)..............             $2,037,872,156          102.1%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,705,687 $  511,884,758   --    $  513,590,445
  Consumer Staples............         --     92,329,053   --        92,329,053
  Energy......................         --     93,486,932   --        93,486,932
  Financials..................         --    299,936,526   --       299,936,526
  Health Care.................    413,391     75,737,930   --        76,151,321
  Industrials.................         --    493,642,579   --       493,642,579
  Information Technology......     36,400    171,931,527   --       171,967,927
  Materials...................     41,172    134,756,070   --       134,797,242
  Telecommunication Services..         --     55,694,475   --        55,694,475
  Utilities...................         --     52,419,701   --        52,419,701
Rights/Warrants...............  1,083,818         45,163   --         1,128,981
Securities Lending Collateral.         --     52,726,974   --        52,726,974
                               ---------- --------------   --    --------------
TOTAL......................... $3,280,468 $2,034,591,688   --    $2,037,872,156
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
      COMMON STOCKS -- (87.6%)
      AUSTRIA -- (2.0%)
          Other Securities...........         $ 71,759,411            2.3%
                                              ------------          ------

      BELGIUM -- (2.9%)
          Ackermans & van Haaren NV.. 121,561   15,159,547            0.5%
          Other Securities...........           90,389,162            2.8%
                                              ------------          ------
      TOTAL BELGIUM..................          105,548,709            3.3%
                                              ------------          ------

      DENMARK -- (4.6%)
          GN Store Nord A.S.......... 772,340   17,970,374            0.6%
      *   Jyske Bank A.S............. 267,531   14,424,929            0.5%
      *   Topdanmark A.S............. 507,925   16,167,201            0.5%
      *   Vestas Wind Systems A.S.... 531,291   17,731,821            0.6%
          Other Securities...........           99,264,289            3.1%
                                              ------------          ------
      TOTAL DENMARK..................          165,558,614            5.3%
                                              ------------          ------

      FINLAND -- (6.0%)
          Elisa Oyj.................. 702,558   19,299,483            0.6%
          Huhtamaki Oyj.............. 452,365   11,478,833            0.4%
          Kesko Oyj Class B.......... 315,046   11,948,285            0.4%
          Metso Oyj.................. 469,957   15,354,503            0.5%
      #   Neste Oil Oyj.............. 609,759   13,158,259            0.4%
          Orion Oyj Class B.......... 401,178   13,644,702            0.4%
          Other Securities...........          130,365,473            4.1%
                                              ------------          ------
      TOTAL FINLAND..................          215,249,538            6.8%
                                              ------------          ------

      FRANCE -- (10.4%)
      #   Ingenico................... 171,744   17,109,701            0.6%
          Lagardere SCA.............. 585,070   14,238,458            0.5%
      #   Neopost SA................. 171,272   11,886,247            0.4%
          Teleperformance............ 289,816   18,262,629            0.6%
          Other Securities...........          309,485,159            9.7%
                                              ------------          ------
      TOTAL FRANCE...................          370,982,194           11.8%
                                              ------------          ------

      GERMANY -- (13.1%)
          Aareal Bank AG............. 423,110   18,179,030            0.6%
          Deutsche Wohnen AG......... 885,948   19,997,303            0.6%
          Freenet AG................. 631,511   16,569,366            0.5%
          MTU Aero Engines AG........ 248,035   21,753,942            0.7%
          Rhoen Klinikum AG.......... 500,406   14,899,557            0.5%
          Stada Arzneimittel AG...... 298,237   11,491,332            0.4%
          TUI AG..................... 883,403   13,528,431            0.4%
          Other Securities...........          352,370,875           11.2%
                                              ------------          ------
      TOTAL GERMANY..................          468,789,836           14.9%
                                              ------------          ------

      GREECE -- (0.0%)
          Other Securities...........                  846            0.0%
                                              ------------          ------

      IRELAND -- (1.9%)
          Paddy Power P.L.C.......... 175,221   12,788,109            0.4%
          Smurfit Kappa Group P.L.C.. 564,905   11,671,917            0.4%
          Other Securities...........           43,098,054            1.3%
                                              ------------          ------
      TOTAL IRELAND..................           67,558,080            2.1%
                                              ------------          ------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
ISRAEL -- (2.3%)
    Other Securities......................             $   81,625,599            2.6%
                                                       --------------          ------

ITALY -- (8.6%)
    Azimut Holding SpA....................     526,953     12,333,896            0.4%
*   Banca Popolare dell'Emilia Romagna SC.   2,452,950     18,717,677            0.6%
*   Banca Popolare di Milano Scarl........  21,335,561     16,081,112            0.5%
*   Finmeccanica SpA......................   1,840,364     16,630,273            0.5%
    Prysmian SpA..........................     930,455     16,125,875            0.5%
    Other Securities......................                229,452,418            7.3%
                                                       --------------          ------
TOTAL ITALY...............................                309,341,251            9.8%
                                                       --------------          ------

NETHERLANDS -- (5.2%)
    Aalberts Industries NV................     507,343     13,523,613            0.4%
    Delta Lloyd NV........................   1,074,736     24,496,720            0.8%
    Nutreco NV............................     360,777     18,070,377            0.6%
#*  SBM Offshore NV.......................     962,257     12,044,543            0.4%
    TNT Express NV........................   2,283,752     13,274,323            0.4%
    Other Securities......................                104,658,516            3.3%
                                                       --------------          ------
TOTAL NETHERLANDS.........................                186,068,092            5.9%
                                                       --------------          ------

NORWAY -- (2.7%)
    Other Securities......................                 97,515,854            3.1%
                                                       --------------          ------

PORTUGAL -- (1.4%)
*   Banco Comercial Portugues SA.......... 116,756,305     13,196,571            0.4%
    Other Securities......................                 37,431,451            1.2%
                                                       --------------          ------
TOTAL PORTUGAL............................                 50,628,022            1.6%
                                                       --------------          ------

SPAIN -- (5.6%)
#   Bolsas y Mercados Espanoles SA........     387,022     14,724,818            0.5%
*   Gamesa Corp. Tecnologica SA...........   1,146,125     11,315,727            0.4%
*   Jazztel P.L.C.........................   1,097,205     17,541,651            0.6%
#   Viscofan SA...........................     224,736     13,214,604            0.4%
    Other Securities......................                142,936,668            4.4%
                                                       --------------          ------
TOTAL SPAIN...............................                199,733,468            6.3%
                                                       --------------          ------

SWEDEN -- (9.2%)
    Castellum AB..........................     752,681     11,542,461            0.4%
    JM AB.................................     372,482     12,039,459            0.4%
    Other Securities......................                306,117,751            9.7%
                                                       --------------          ------
TOTAL SWEDEN..............................                329,699,671           10.5%
                                                       --------------          ------

SWITZERLAND -- (11.7%)
    ams AG................................     305,882     10,968,617            0.4%
*   Dufry AG..............................     105,189     15,165,112            0.5%
    Flughafen Zuerich AG..................      19,754     12,587,599            0.4%
    GAM Holding AG........................     828,863     14,155,213            0.5%
    Georg Fischer AG......................      20,425     11,796,958            0.4%
    Helvetia Holding AG...................      32,824     15,608,324            0.5%
    Lonza Group AG........................     216,869     23,896,040            0.8%
    PSP Swiss Property AG.................     148,327     12,730,412            0.4%
    Straumann Holding AG..................      47,712     11,746,936            0.4%
    Other Securities......................                289,849,302            9.0%
                                                       --------------          ------
TOTAL SWITZERLAND.........................                418,504,513           13.3%
                                                       --------------          ------
TOTAL COMMON STOCKS.......................              3,138,563,698           99.6%
                                                       --------------          ------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
        Other Securities................            $          430            0.0%
                                                    --------------          ------

FRANCE -- (0.1%)
        Other Securities................                   735,420            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                   421,400            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                   172,545            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   152,032            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 1,481,827            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@    DFA Short Term Investment Fund.. 38,146,040    441,349,686           14.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,059,179,623)...............              $3,581,395,211          113.6%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $   71,759,411   --    $   71,759,411
  Belgium.....................         --    105,548,709   --       105,548,709
  Denmark.....................         --    165,558,614   --       165,558,614
  Finland.....................         --    215,249,538   --       215,249,538
  France...................... $  577,107    370,405,087   --       370,982,194
  Germany.....................  1,506,397    467,283,439   --       468,789,836
  Greece......................         --            846   --               846
  Ireland.....................         --     67,558,080   --        67,558,080
  Israel......................         --     81,625,599   --        81,625,599
  Italy.......................         --    309,341,251   --       309,341,251
  Netherlands.................         --    186,068,092   --       186,068,092
  Norway......................         --     97,515,854   --        97,515,854
  Portugal....................         --     50,628,022   --        50,628,022
  Spain.......................     34,154    199,699,314   --       199,733,468
  Sweden......................    377,647    329,322,024   --       329,699,671
  Switzerland.................         --    418,504,513   --       418,504,513
Rights/Warrants
  Austria.....................         --            430   --               430
  France......................         --        735,420   --           735,420
  Germany.....................         --        421,400   --           421,400
  Italy.......................         --        172,545   --           172,545
  Portugal....................         --             --   --                --
  Spain.......................         --        152,032   --           152,032
Securities Lending Collateral.         --    441,349,686   --       441,349,686
                               ---------- --------------   --    --------------
TOTAL......................... $2,495,305 $3,578,899,906   --    $3,581,395,211
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (78.8%)
Consumer Discretionary -- (8.5%)
#   Cineplex, Inc...............................   290,435 $ 10,941,724            1.3%
#   Corus Entertainment, Inc. Class B...........   414,416    7,626,093            0.9%
*   Great Canadian Gaming Corp..................   302,800    5,491,533            0.7%
#*  Imax Corp...................................   252,317    7,430,372            0.9%
    Linamar Corp................................   238,706   12,193,163            1.4%
    RONA, Inc...................................   681,945    8,319,723            1.0%
    Other Securities............................             39,355,775            4.6%
                                                           ------------          ------
Total Consumer Discretionary....................             91,358,383           10.8%
                                                           ------------          ------
Consumer Staples -- (3.0%)
#   Maple Leaf Foods, Inc.......................   536,764    9,286,986            1.1%
    Other Securities............................             22,403,255            2.6%
                                                           ------------          ------
Total Consumer Staples..........................             31,690,241            3.7%
                                                           ------------          ------
Energy -- (21.2%)
*   Bankers Petroleum, Ltd...................... 1,411,399    5,422,437            0.6%
#   Bonavista Energy Corp.......................   572,444    5,378,805            0.6%
#   Bonterra Energy Corp........................   138,595    6,230,965            0.7%
#   Canadian Energy Services & Technology Corp..   950,642    7,338,259            0.9%
#   Enbridge Income Fund Holdings, Inc..........   246,855    6,505,118            0.8%
*   Gran Tierra Energy, Inc..................... 1,393,412    6,354,765            0.7%
#   Mullen Group, Ltd...........................   483,025    9,385,784            1.1%
*   NuVista Energy, Ltd.........................   678,709    6,244,809            0.7%
#   Parkland Fuel Corp..........................   400,877    7,842,898            0.9%
#   Pason Systems, Inc..........................   368,652    8,821,742            1.0%
    Secure Energy Services, Inc.................   558,354   10,339,247            1.2%
    ShawCor, Ltd................................   125,996    5,550,509            0.7%
#   Surge Energy, Inc........................... 1,179,583    6,541,319            0.8%
    Trican Well Service, Ltd....................   817,696    7,327,740            0.9%
#   Whitecap Resources, Inc.....................   848,168   10,979,788            1.3%
    Other Securities............................            117,421,885           13.9%
                                                           ------------          ------
Total Energy....................................            227,686,070           26.8%
                                                           ------------          ------
Financials -- (6.8%)
    Canadian Western Bank.......................   300,957   10,080,411            1.2%
    FirstService Corp...........................   152,248    8,045,687            0.9%
#   Genworth MI Canada, Inc.....................   149,254    5,217,699            0.6%
    Home Capital Group, Inc.....................   241,200   11,560,822            1.4%
    Laurentian Bank of Canada...................   163,720    7,202,198            0.8%
    Other Securities............................             30,958,654            3.7%
                                                           ------------          ------
Total Financials................................             73,065,471            8.6%
                                                           ------------          ------
Health Care -- (1.4%)
*   Endo International P.L.C....................    82,099    5,485,893            0.7%
    Other Securities............................              9,961,226            1.1%
                                                           ------------          ------
Total Health Care...............................             15,447,119            1.8%
                                                           ------------          ------
Industrials -- (13.1%)
*   ATS Automation Tooling Systems, Inc.........   500,030    6,255,643            0.7%
    Badger Daylighting, Ltd.....................   212,981    5,232,637            0.6%
    MacDonald Dettwiler & Associates, Ltd.......   112,170    8,553,205            1.0%
#   Ritchie Bros Auctioneers, Inc...............   378,801    9,259,543            1.1%
#   Russel Metals, Inc..........................   332,255    9,684,199            1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
Industrials -- (Continued)
      Stantec, Inc.........................    228,285 $   14,464,160            1.7%
      Toromont Industries, Ltd.............    262,225      6,261,013            0.7%
      TransForce, Inc......................    442,709     10,825,660            1.3%
#     Westshore Terminals Investment Corp..    274,032      8,351,891            1.0%
#     WSP Global, Inc......................    234,492      7,138,477            0.8%
      Other Securities.....................                55,234,526            6.6%
                                                       --------------          ------
Total Industrials..........................               141,260,954           16.6%
                                                       --------------          ------
Information Technology -- (5.1%)
*     Celestica, Inc.......................    949,607     10,430,890            1.2%
      DH Corp..............................    438,495     14,006,317            1.6%
      Other Securities.....................                29,917,238            3.6%
                                                       --------------          ------
Total Information Technology...............                54,354,445            6.4%
                                                       --------------          ------
Materials -- (14.9%)
      CCL Industries, Inc. Class B.........    111,467     11,268,843            1.3%
*     Dominion Diamond Corp................    385,640      5,395,983            0.6%
      HudBay Minerals, Inc.................  1,202,315      9,206,316            1.1%
*     Interfor Corp........................    373,031      5,672,997            0.7%
      Pan American Silver Corp.............    711,104      6,574,423            0.8%
      Stella-Jones, Inc....................    180,100      5,230,179            0.6%
      Other Securities.....................               116,725,872           13.8%
                                                       --------------          ------
Total Materials............................               160,074,613           18.9%
                                                       --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities.....................                 4,162,391            0.5%
                                                       --------------          ------
Utilities -- (4.4%)
      Algonquin Power & Utilities Corp.....    930,215      7,593,255            0.9%
      Capital Power Corp...................    459,109     10,420,131            1.2%
#     Northland Power, Inc.................    517,996      7,707,549            0.9%
#     Superior Plus Corp...................    668,843      7,245,972            0.9%
      Other Securities.....................                14,834,337            1.7%
                                                       --------------          ------
Total Utilities............................                47,801,244            5.6%
                                                       --------------          ------
TOTAL COMMON STOCKS........................               846,900,931           99.7%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.....................                    26,252            0.0%
                                                       --------------          ------

SECURITIES LENDING COLLATERAL -- (21.2%)
(S)@  DFA Short Term Investment Fund....... 19,706,531    228,004,569           26.8%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,214,058,509)..................              $1,074,931,752          126.5%
                                                       ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 91,358,383           --   --    $   91,358,383
  Consumer Staples............   31,690,241           --   --        31,690,241
  Energy......................  227,685,821 $        249   --       227,686,070
  Financials..................   73,065,471           --   --        73,065,471
  Health Care.................   15,439,083        8,036   --        15,447,119
  Industrials.................  141,260,954           --   --       141,260,954
  Information Technology......   54,354,445           --   --        54,354,445
  Materials...................  160,037,600       37,013   --       160,074,613
  Telecommunication Services..    4,162,391           --   --         4,162,391
  Utilities...................   47,801,244           --   --        47,801,244
Rights/Warrants...............           --       26,252   --            26,252
Securities Lending Collateral.           --  228,004,569   --       228,004,569
                               ------------ ------------   --    --------------
TOTAL......................... $846,855,633 $228,076,119   --    $1,074,931,752
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.2%)
#   AMBEV SA ADR........................................  4,395,524 $ 29,362,100            0.7%
    BRF SA ADR..........................................    539,479   14,053,428            0.3%
#   Petroleo Brasileiro SA ADR..........................  1,308,418   15,308,491            0.4%
    Other Securities....................................             218,287,452            5.2%
                                                                    ------------           -----
TOTAL BRAZIL............................................             277,011,471            6.6%
                                                                    ------------           -----

CHILE -- (1.4%)
    Other Securities....................................              64,072,471            1.5%
                                                                    ------------           -----

CHINA -- (14.2%)
    Bank of China, Ltd. Class H......................... 64,409,100   30,829,478            0.7%
    China Construction Bank Corp. Class H............... 60,826,590   45,382,653            1.1%
#   China Life Insurance Co., Ltd. ADR..................    321,472   14,385,872            0.4%
    China Mobile, Ltd. Sponsored ADR....................    926,803   57,545,198            1.4%
#   CNOOC, Ltd. ADR.....................................    127,716   19,970,951            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185   46,432,446            1.1%
#   PetroChina Co., Ltd. ADR............................    141,297   17,732,773            0.4%
    Tencent Holdings, Ltd...............................  4,238,200   68,117,466            1.6%
    Other Securities....................................             335,139,774            8.0%
                                                                    ------------           -----
TOTAL CHINA.............................................             635,536,611           15.2%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,696,617            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................              10,267,693            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,504,432            0.1%
                                                                    ------------           -----

GREECE -- (0.5%)
    Other Securities....................................              21,268,474            0.5%
                                                                    ------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................              10,085,929            0.2%
                                                                    ------------           -----

INDIA -- (8.5%)
    HDFC Bank, Ltd......................................  1,530,953   22,816,462            0.6%
    Infosys, Ltd........................................    246,907   16,378,721            0.4%
#   Infosys, Ltd. Sponsored ADR.........................    211,972   14,172,448            0.3%
    ITC, Ltd............................................  2,345,449   13,543,182            0.3%
    Reliance Industries, Ltd............................  1,386,691   22,471,396            0.5%
    Tata Consultancy Services, Ltd......................    504,640   21,528,073            0.5%
    Other Securities....................................             271,621,769            6.5%
                                                                    ------------           -----
TOTAL INDIA.............................................             382,532,051            9.1%
                                                                    ------------           -----

INDONESIA -- (3.0%)
    Bank Central Asia Tbk PT............................ 12,941,000   13,970,328            0.3%
    Other Securities....................................             118,273,805            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             132,244,133            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (4.3%)
#   Malayan Banking Bhd.......................  5,072,736 $ 14,965,200            0.4%
    Other Securities..........................             177,724,955            4.2%
                                                          ------------           -----
TOTAL MALAYSIA................................             192,690,155            4.6%
                                                          ------------           -----

MEXICO -- (5.4%)
#   America Movil S.A.B. de C.V. Series L..... 37,750,669   46,171,244            1.1%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  1,449,200   17,825,160            0.4%
#   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,279,694            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  2,706,211   17,343,062            0.4%
#   Grupo Mexico S.A.B. de C.V. Series B......  4,225,397   14,543,555            0.3%
    Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,522,711            0.4%
    Other Securities..........................             110,176,180            2.8%
                                                          ------------           -----
TOTAL MEXICO..................................             241,861,606            5.8%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              12,716,077            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................              57,906,686            1.4%
                                                          ------------           -----

POLAND -- (1.7%)
    Other Securities..........................              75,493,710            1.8%
                                                          ------------           -----

RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR.................  5,965,736   39,527,845            1.0%
    Other Securities..........................              68,471,968            1.6%
                                                          ------------           -----
TOTAL RUSSIA..................................             107,999,813            2.6%
                                                          ------------           -----

SOUTH AFRICA -- (7.4%)
    FirstRand, Ltd............................  3,475,911   14,888,452            0.4%
    MTN Group, Ltd............................  1,869,995   41,407,390            1.0%
    Naspers, Ltd. Class N.....................    330,032   41,164,606            1.0%
    Sanlam, Ltd...............................  2,156,341   13,626,005            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   30,571,532            0.7%
    Standard Bank Group, Ltd..................  1,470,731   18,520,581            0.4%
    Other Securities..........................             171,748,520            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             331,927,086            7.9%
                                                          ------------           -----

SOUTH KOREA -- (13.5%)
    Hana Financial Group, Inc.................    408,553   14,148,126            0.3%
    Hyundai Mobis Co., Ltd....................     67,404   15,770,151            0.4%
    Hyundai Motor Co..........................    153,078   24,290,657            0.6%
    Naver Corp................................     28,421   20,111,321            0.5%
    POSCO.....................................     47,828   13,814,499            0.3%
    Samsung Electronics Co., Ltd..............     82,858   96,624,233            2.3%
    Samsung Electronics Co., Ltd. GDR.........     49,372   28,491,043            0.7%
    Shinhan Financial Group Co., Ltd..........    356,215   16,765,534            0.4%
*   SK Hynix, Inc.............................    591,090   26,359,238            0.6%
    Other Securities..........................             349,561,403            8.4%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             605,936,205           14.5%
                                                          ------------           -----

SPAIN -- (0.1%)
    Other Securities..........................               2,648,146            0.1%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
TAIWAN -- (13.7%)
      Fubon Financial Holding Co., Ltd.............  7,900,233 $   13,374,482            0.3%
      Hon Hai Precision Industry Co., Ltd.......... 13,621,302     43,111,377            1.0%
#     MediaTek, Inc................................  1,280,995     18,296,396            0.4%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    109,190,220            2.6%
      Other Securities.............................               429,338,339           10.4%
                                                               --------------          ------
TOTAL TAIWAN.......................................               613,310,814           14.7%
                                                               --------------          ------

THAILAND -- (2.6%)
      PTT PCL......................................  1,203,800     13,601,425            0.3%
      Other Securities.............................               101,548,797            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               115,150,222            2.8%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                75,903,106            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,999,763,508           95.6%
                                                               --------------          ------

PREFERRED STOCKS -- (3.7%)
BRAZIL -- (3.6%)
      Banco Bradesco SA............................  2,233,995     33,650,617            0.8%
      Itau Unibanco Holding SA.....................  2,825,064     41,923,253            1.0%
      Petroleo Brasileiro SA Sponsored ADR.........  1,884,456     23,046,897            0.6%
      Vale SA......................................  1,529,491     13,308,584            0.3%
      Other Securities.............................                47,986,045            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               159,915,396            3.8%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    29,097            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,631,663            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               165,576,156            3.9%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.............................                    79,567            0.0%
                                                               --------------          ------
THAILAND -- (0.0%)
      Other Securities.............................                        --            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                    79,567            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund............... 27,038,515    312,835,617            7.5%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,254,198,535)..........................              $4,478,254,848          107.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $112,939,346 $  164,072,125   --    $  277,011,471
  Chile.......................   29,542,788     34,529,683   --        64,072,471
  China.......................  137,498,699    498,037,912   --       635,536,611
  Colombia....................   27,696,617             --   --        27,696,617
  Czech Republic..............           --     10,267,693   --        10,267,693
  Egypt.......................           --      5,504,432   --         5,504,432
  Greece......................           --     21,268,474   --        21,268,474
  Hungary.....................           --     10,085,929   --        10,085,929
  India.......................   43,191,897    339,340,154   --       382,532,051
  Indonesia...................      825,627    131,418,506   --       132,244,133
  Malaysia....................           --    192,690,155   --       192,690,155
  Mexico......................  241,861,606             --   --       241,861,606
  Peru........................   12,716,077             --   --        12,716,077
  Philippines.................      776,129     57,130,557   --        57,906,686
  Poland......................           --     75,493,710   --        75,493,710
  Russia......................    2,510,820    105,488,993   --       107,999,813
  South Africa................   40,617,243    291,309,843   --       331,927,086
  South Korea.................   23,107,675    582,828,530   --       605,936,205
  Spain.......................    2,648,146             --   --         2,648,146
  Taiwan......................   14,619,258    598,691,556   --       613,310,814
  Thailand....................  115,150,222             --   --       115,150,222
  Turkey......................    1,080,250     74,822,856   --        75,903,106
Preferred Stocks
  Brazil......................   29,186,093    130,729,303   --       159,915,396
  Chile.......................           --         29,097   --            29,097
  Colombia....................    5,631,663             --   --         5,631,663
Rights/Warrants
  Hong Kong...................           --         79,567   --            79,567
  Thailand....................           --             --   --                --
Securities Lending Collateral.           --    312,835,617   --       312,835,617
                               ------------ --------------   --    --------------
TOTAL......................... $841,600,156 $3,636,654,692   --    $4,478,254,848
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (86.4%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------          ------

BRAZIL -- (6.5%)
*   B2W Cia Digital.........................................   1,010,922   13,179,115            0.3%
    Cia Hering..............................................   1,170,190   11,805,299            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   1,928,800    9,584,339            0.2%
    EDP -- Energias do Brasil SA............................   2,710,808   10,583,122            0.2%
    Equatorial Energia SA...................................   1,644,794   16,780,731            0.3%
    Estacio Participacoes SA................................   1,461,804   16,922,055            0.4%
    Kroton Educacional SA...................................   2,457,240   17,508,535            0.4%
    MRV Engenharia e Participacoes SA.......................   3,395,133   11,229,446            0.2%
    Odontoprev SA...........................................   3,083,796   11,141,528            0.2%
    Raia Drogasil SA........................................   1,124,075   10,193,104            0.2%
    Sul America SA..........................................   1,801,909    9,564,666            0.2%
    Totvs SA................................................     976,100   14,226,921            0.3%
    Other Securities........................................              210,140,000            4.3%
                                                                         ------------          ------
TOTAL BRAZIL................................................              362,858,861            7.4%
                                                                         ------------          ------

CAYMAN ISLANDS -- (0.0%)
    Other Securities........................................                  173,949            0.0%
                                                                         ------------          ------

CHILE -- (1.2%)
    Parque Arauco SA........................................   5,929,777   12,167,289            0.3%
    Other Securities........................................               55,087,000            1.1%
                                                                         ------------          ------
TOTAL CHILE.................................................               67,254,289            1.4%
                                                                         ------------          ------

CHINA -- (13.0%)
#   China Medical System Holdings, Ltd......................   5,090,500    9,385,336            0.2%
#   Geely Automobile Holdings, Ltd..........................  26,870,000   11,993,642            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  42,960,000    9,801,792            0.2%
#*  Semiconductor Manufacturing International Corp.......... 113,913,000   11,810,133            0.2%
    Sino Biopharmaceutical, Ltd.............................  13,536,000   13,610,428            0.3%
    Other Securities........................................              669,516,693           13.6%
                                                                         ------------          ------
TOTAL CHINA.................................................              726,118,024           14.8%
                                                                         ------------          ------

COLOMBIA -- (0.1%)
    Other Securities........................................                3,754,432            0.1%
                                                                         ------------          ------

GREECE -- (0.5%)
    Other Securities........................................               29,197,746            0.6%
                                                                         ------------          ------

HONG KONG -- (0.0%)
    Other Securities........................................                  366,856            0.0%
                                                                         ------------          ------

HUNGARY -- (0.0%)
    Other Securities........................................                  755,325            0.0%
                                                                         ------------          ------

INDIA -- (10.7%)
    Aurobindo Pharma, Ltd...................................   1,129,123   17,834,037            0.4%
    Bharat Forge, Ltd.......................................     737,890    9,746,080            0.2%
    Eicher Motors, Ltd......................................      44,217    9,154,615            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDIA -- (Continued)
    UPL, Ltd................................................ 2,016,992 $ 11,377,374            0.2%
    Other Securities........................................            547,895,680           11.1%
                                                                       ------------          ------
TOTAL INDIA.................................................            596,007,786           12.1%
                                                                       ------------          ------

INDONESIA -- (3.0%)
    Other Securities........................................            167,649,231            3.4%
                                                                       ------------          ------

ISRAEL -- (0.0%)
    Other Securities........................................                 11,979            0.0%
                                                                       ------------          ------

MALAYSIA -- (5.1%)
    Other Securities........................................            283,665,087            5.8%
                                                                       ------------          ------

MEXICO -- (4.3%)
#*  Alsea S.A.B. de C.V..................................... 4,466,994   14,001,806            0.3%
#   Banregio Grupo Financiero S.A.B. de C.V................. 1,587,291    9,194,000            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 7,354,004   18,627,686            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,606,949   17,652,722            0.4%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 1,896,020    9,405,301            0.2%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   14,454,778            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......   100,208   13,496,013            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   724,790    9,771,512            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,696,510    9,294,979            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,454,679   20,065,469            0.4%
    Other Securities........................................            106,482,210            2.0%
                                                                       ------------          ------
TOTAL MEXICO................................................            242,446,476            4.9%
                                                                       ------------          ------

PHILIPPINES -- (1.3%)
    Other Securities........................................             74,779,382            1.5%
                                                                       ------------          ------

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782    9,749,693            0.2%
    Lubelski Wegiel Bogdanka SA.............................   274,756    9,120,473            0.2%
    Other Securities........................................             82,706,939            1.7%
                                                                       ------------          ------
TOTAL POLAND................................................            101,577,105            2.1%
                                                                       ------------          ------

SOUTH AFRICA -- (7.3%)
    Aeci, Ltd...............................................   874,500    9,805,655            0.2%
    AVI, Ltd................................................ 2,864,947   18,683,109            0.4%
    Barloworld, Ltd......................................... 1,322,234   11,486,919            0.2%
#   Clicks Group, Ltd....................................... 2,503,733   17,074,770            0.4%
    Coronation Fund Managers, Ltd........................... 1,346,747   11,660,676            0.2%
#   Foschini Group, Ltd. (The).............................. 1,278,900   14,457,346            0.3%
    Nampak, Ltd............................................. 2,719,764   11,091,128            0.2%
    Omnia Holdings, Ltd.....................................   586,831   11,713,180            0.2%
    PPC, Ltd................................................ 4,672,984   12,536,595            0.3%
*   Sappi, Ltd.............................................. 4,863,405   19,262,207            0.4%
#   Spar Group, Ltd. (The).................................. 1,304,149   15,258,631            0.3%
    Sun International, Ltd..................................   901,369   10,096,536            0.2%
*   Telkom SA SOC, Ltd...................................... 2,411,246   12,813,649            0.3%
    Tongaat Hulett, Ltd.....................................   819,141   10,808,964            0.2%
    Other Securities........................................            223,472,489            4.5%
                                                                       ------------          ------
TOTAL SOUTH AFRICA..........................................            410,221,854            8.3%
                                                                       ------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SOUTH KOREA -- (12.7%)
    DGB Financial Group, Inc............   721,377 $   10,286,948            0.2%
    Macquarie Korea Infrastructure Fund. 1,514,061     10,111,962            0.2%
    Other Securities....................              690,451,661           14.0%
                                                   --------------          ------
TOTAL SOUTH KOREA.......................              710,850,571           14.4%
                                                   --------------          ------

TAIWAN -- (12.6%)
    Other Securities....................              706,354,207           14.4%
                                                   --------------          ------

THAILAND -- (3.9%)
    Other Securities....................              216,046,356            4.4%
                                                   --------------          ------

TURKEY -- (2.4%)
    Other Securities....................              135,178,601            2.7%
                                                   --------------          ------
TOTAL COMMON STOCKS.....................            4,835,268,118           98.3%
                                                   --------------          ------
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
    Other Securities....................               57,412,096            1.1%
                                                   --------------          ------

CHILE -- (0.0%)
    Other Securities....................                   14,136            0.0%
                                                   --------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................                3,466,398            0.1%
                                                   --------------          ------

MALAYSIA -- (0.0%)
    Other Securities....................                   29,710            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS..................               60,922,340            1.2%
                                                   --------------          ------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities....................                      954            0.0%
                                                   --------------          ------

CHINA -- (0.0%)
    Other Securities....................                   16,652            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
    Other Securities....................                  442,290            0.0%
                                                   --------------          ------

INDONESIA -- (0.0%)
    Other Securities....................                    2,968            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
    Other Securities....................                       --            0.0%
                                                   --------------          ------

POLAND -- (0.0%)
    Other Securities....................                    2,864            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
    Other Securities....................                   23,142            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
    Other Securities....................                    1,123            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
    Other Securities....................                   12,789            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS...................                  502,782            0.0%
                                                   --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 60,395,887 $  698,780,414           14.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,112,385,384)...............              $5,595,473,654          113.7%
                                                    ==============          ======

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................   10,395,875 $  352,462,986   --       362,858,861
  Cayman Islands..............      173,949             --   --           173,949
  Chile.......................    3,448,774     63,805,515   --        67,254,289
  China.......................      442,049    725,675,975   --       726,118,024
  Colombia....................    3,754,432             --   --         3,754,432
  Greece......................           --     29,197,746   --        29,197,746
  Hong Kong...................           --        366,856   --           366,856
  Hungary.....................           --        755,325   --           755,325
  India.......................      527,424    595,480,362   --       596,007,786
  Indonesia...................    2,642,819    165,006,412   --       167,649,231
  Israel......................           --         11,979   --            11,979
  Malaysia....................       97,116    283,567,971   --       283,665,087
  Mexico......................  242,291,101        155,375   --       242,446,476
  Philippines.................           --     74,779,382   --        74,779,382
  Poland......................           --    101,577,105   --       101,577,105
  South Africa................   11,844,483    398,377,371   --       410,221,854
  South Korea.................    7,659,035    703,191,536   --       710,850,571
  Taiwan......................      831,572    705,522,635   --       706,354,207
  Thailand....................  216,046,356             --   --       216,046,356
  Turkey......................    1,922,379    133,256,222   --       135,178,601
Preferred Stocks
  Brazil......................           --     57,412,096   --        57,412,096
  Chile.......................           --         14,136   --            14,136
  Colombia....................    3,466,398             --   --         3,466,398
  Malaysia....................           --         29,710   --            29,710
Rights/Warrants
  Brazil......................           --            954   --               954
  China.......................           --         16,652   --            16,652
  Hong Kong...................           --        442,290   --           442,290
  Indonesia...................           --          2,968   --             2,968
  Malaysia....................           --             --   --                --
  Poland......................           --          2,864   --             2,864
  South Korea.................           --         23,142   --            23,142
  Taiwan......................           --          1,123   --             1,123
  Thailand....................           --         12,789   --            12,789
Securities Lending Collateral.           --    698,780,414   --       698,780,414
                               ------------ --------------   --    --------------
TOTAL......................... $505,543,763 $5,089,929,891   --    $5,595,473,654
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                              The U.S. Large    The DFA       Small     Pacific Small
                                                                Cap Value    International   Company       Company
                                                                 Series*     Value Series*    Series       Series*
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $879,034, $520,229, $354,425
 and $358,051 of securities on loan, respectively)...........  $18,311,884    $9,287,538    $2,488,895   $1,447,465
Temporary Cash Investments at Value & Cost...................       87,103            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      859,318       539,366       377,081      390,860
Foreign Currencies at Value..................................           --        17,690         1,486        2,507
Cash.........................................................       13,825         5,422         1,528        3,441
Receivables:
  Investment Securities Sold.................................       20,227        24,359         2,766        1,118
  Dividends, Interest and Tax Reclaims.......................       21,253        23,482        13,265        1,317
  Securities Lending Income..................................          283           296           376          328
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   19,313,893     9,898,153     2,885,397    1,847,036
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      859,318       539,366       377,081      390,860
  Investment Securities Purchased............................       75,770        13,093         2,549        2,179
  Due to Advisor.............................................        1,485         1,536           207          121
Unrealized Loss on Foreign Currency Contracts................           --             8            --            3
Accrued Expenses and Other Liabilities.......................          638           484           151           87
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      937,211       554,487       379,988      393,250
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $18,376,682    $9,343,666    $2,505,409   $1,453,786
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $11,646,135    $8,230,505    $2,364,260   $1,442,209
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   17,831    $    1,505   $    2,520
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,155,
 $405,924, $243,562, $432,917 and
 $871,848 of securities on loan,
 respectively)..............................  $1,985,145   $3,140,046   $  846,927    $4,165,419     $4,896,693
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      52,727      441,350      228,005       312,836        698,780
Foreign Currencies at Value.................       4,826       10,243          251        11,976         10,393
Cash........................................       2,460          338        2,616         6,150          8,696
Receivables:
  Investment Securities Sold................          82        4,135           95         7,772          4,844
  Dividends, Interest and Tax Reclaims......       5,936        1,554          779         3,360          4,367
  Securities Lending Income.................          30          572          227           421          2,258
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,051,206    3,598,238    1,078,900     4,507,934      5,626,031
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      55,064      441,350      228,005       312,836        698,780
  Investment Securities Purchased...........          --        4,177        1,341         8,960          4,576
  Due to Advisor............................         164          262           74           346            826
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            9             1              5
Accrued Expenses and Other Liabilities......          80          172           42           340            406
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      55,308      445,961      229,471       322,483        704,593
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,995,898   $3,152,277   $  849,429    $4,185,451     $4,921,438
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,480,597   $2,617,830   $  986,054    $2,941,363     $4,413,605
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    4,863   $   10,332   $      251    $   12,030     $   10,444
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                        The Japanese   The Asia
                                                               The U.S.      The DFA       Small     Pacific Small
                                                              Large Cap   International   Company       Company
                                                             Value Series Value Series     Series       Series
                                                             ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $24,564,
   $4,408 and $1,164, respectively).........................  $  334,109    $ 429,413     $ 39,733     $  52,945
  Interest..................................................          25            1           --            --
  Income from Securities Lending............................       3,070       10,716        3,412         3,989
                                                              ----------    ---------     --------     ---------
     Total Investment Income................................     337,204      440,130       43,145        56,934
                                                              ----------    ---------     --------     ---------
Expenses
  Investment Advisory Services Fees.........................      16,749       18,658        2,353         1,392
  Accounting & Transfer Agent Fees..........................         840          479          123            81
  Custodian Fees............................................         177          807          445           313
  Shareholders' Reports.....................................          24           14            4             2
  Directors'/Trustees' Fees & Expenses......................         118           66           17            10
  Professional Fees.........................................         320          255           56            33
  Other.....................................................          71           82           23            14
                                                              ----------    ---------     --------     ---------
     Total Expenses.........................................      18,299       20,361        3,021         1,845
                                                              ----------    ---------     --------     ---------
  Fees Paid Indirectly......................................          --          (12)          (4)           (5)
                                                              ----------    ---------     --------     ---------
  Net Expenses..............................................      18,299       20,349        3,017         1,840
                                                              ----------    ---------     --------     ---------
  Net Investment Income (Loss)..............................     318,905      419,781       40,128        55,094
                                                              ----------    ---------     --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................     755,725      173,096       97,004           882
    Foreign Currency Transactions...........................          --       (1,763)        (567)          (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   1,319,300     (672,491)     (82,784)     (101,865)
    Translation of Foreign Currency Denominated Amounts.....          --       (1,379)        (535)          (11)
                                                              ----------    ---------     --------     ---------
  Net Realized and Unrealized Gain (Loss)...................   2,075,025     (502,537)      13,118      (101,012)
                                                              ----------    ---------     --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $2,393,930    $ (82,756)    $ 53,246     $ (45,918)
                                                              ==========    =========     ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                         The United     The
                                                          Kingdom   Continental The Canadian              The Emerging
                                                           Small       Small       Small     The Emerging   Markets
                                                          Company     Company     Company      Markets     Small Cap
                                                           Series     Series       Series       Series       Series
                                                         ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $73,
   $11,265, $3,135, $13,268 and $11,147,
   respectively)........................................ $  64,648   $  75,169    $ 18,660     $100,897     $102,507
  Interest..............................................        --          21          --            5            5
  Income from Securities Lending........................       297      10,965       3,089        4,838       20,018
                                                         ---------   ---------    --------     --------     --------
     Total Investment Income............................    64,945      86,155      21,749      105,740      122,530
                                                         ---------   ---------    --------     --------     --------
Expenses
  Investment Advisory Services Fees.....................     2,100       3,415         857        3,968        8,929
  Accounting & Transfer Agent Fees......................       110         182          44          210          235
  Custodian Fees........................................       105         563          75        1,577        2,347
  Shareholders' Reports.................................         3           5           1            6            7
  Directors'/Trustees' Fees & Expenses..................        15          24           6           28           31
  Professional Fees.....................................        51         110          19          146          219
  Other.................................................        18          31           6           37           46
                                                         ---------   ---------    --------     --------     --------
     Total Expenses.....................................     2,402       4,330       1,008        5,972       11,814
                                                         ---------   ---------    --------     --------     --------
  Fees Paid Indirectly..................................        (1)         (2)         (4)         (12)         (12)
                                                         ---------   ---------    --------     --------     --------
  Net Expenses..........................................     2,401       4,328       1,004        5,960       11,802
                                                         ---------   ---------    --------     --------     --------
  Net Investment Income (Loss)..........................    62,544      81,827      20,745       99,780      110,728
                                                         ---------   ---------    --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................   111,297     116,406      (2,865)     (24,811)     101,054
    Futures.............................................        --      (1,000)         --           --           --
    Foreign Currency Transactions.......................      (238)       (321)         86         (653)        (980)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........  (148,584)   (269,561)    (64,673)      12,344       20,955
    Translation of Foreign Currency Denominated
     Amounts............................................       (41)       (151)          5          (12)        (139)
                                                         ---------   ---------    --------     --------     --------
  Net Realized and Unrealized Gain (Loss)...............   (37,566)   (154,627)    (67,447)     (13,132)     120,890
                                                         ---------   ---------    --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................ $  24,978   $ (72,800)   $(46,702)    $ 86,648     $231,618
                                                         =========   =========    ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year        Year         Year        Year        Year
                                             Ended        Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2014         2013        2014         2013        2014        2013
                                          -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   318,905  $   250,494  $  419,781  $   252,489  $   40,128  $   37,996
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     755,725    1,042,669     173,096      394,216      97,004      94,606
    Futures..............................          --           --          --       (1,587)         --          --
    Foreign Currency Transactions........          --           --      (1,763)      (2,158)       (567)     (2,405)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   1,319,300    2,531,751    (672,491)   1,329,657     (82,784)    403,911
    Translation of Foreign Currency
     Denominated Amounts.................          --           --      (1,379)         544        (535)        393
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   2,393,930    3,824,914     (82,756)   1,973,161      53,246     534,501
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,721,914    1,639,135   1,022,273    1,055,913     296,221     268,246
  Withdrawals............................    (578,150)  (1,214,213)   (387,981)  (1,475,193)   (125,682)   (207,854)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   1,143,764      424,922     634,292     (419,280)    170,539      60,392
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   3,537,694    4,249,836     551,536    1,553,881     223,785     594,893
Net Assets
  Beginning of Year......................  14,838,988   10,589,152   8,792,130    7,238,249   2,281,624   1,686,731
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Year............................ $18,376,682  $14,838,988  $9,343,666  $ 8,792,130  $2,505,409  $2,281,624
                                          ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2014        2013        2014         2013        2014        2013
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   55,094  $   51,800  $   62,544   $   55,266  $   81,827  $   70,319
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........        882       2,045     111,297      110,830     116,406      61,594
    Futures...............................         --          --          --           --      (1,000)         --
    Foreign Currency Transactions.........        (18)         32        (238)           8        (321)        (97)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (101,865)     64,761    (148,584)     377,497    (269,561)    843,629
    Translation of Foreign Currency
     Denominated Amounts..................        (11)        (13)        (41)         (22)       (151)        123
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (45,918)    118,625      24,978      543,579     (72,800)    975,568
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    315,024     243,954      17,172       20,921     106,051      97,213
  Withdrawals.............................    (80,818)   (100,941)    (34,539)     (41,051)    (98,740)   (100,194)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    234,206     143,013     (17,367)     (20,130)      7,311      (2,981)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    188,288     261,638       7,611      523,449     (65,489)    972,587
Net Assets
  Beginning of Year.......................  1,265,498   1,003,860   1,988,287    1,464,838   3,217,766   2,245,179
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,453,786  $1,265,498  $1,995,898   $1,988,287  $3,152,277  $3,217,766
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $14, $0 and $14, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                The Canadian Small   The Emerging Markets    The Emerging Markets
                                                  Company Series            Series             Small Cap Series
                                                ------------------  ----------------------  ----------------------
                                                  Year      Year       Year        Year        Year        Year
                                                 Ended     Ended      Ended       Ended       Ended       Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                  2014      2013       2014        2013        2014        2013
                                                --------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $ 20,745  $ 20,407  $   99,780  $   77,332  $  110,728  $   87,786
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (2,865)    5,104     (24,811)     24,456     101,054      69,227
    Futures....................................       --        --          --          --          --         463
    Foreign Currency Transactions..............       86       (36)       (653)       (130)       (980)     (1,240)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (64,673)   14,601      12,344     145,893      20,955     144,458
    Translation of Foreign Currency
     Denominated Amounts.......................        5       (11)        (12)         (8)       (139)        (41)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  (46,702)   40,065      86,648     247,543     231,618     300,653
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................  159,436    42,578     527,157     937,021     773,201   1,276,889
  Withdrawals..................................   (4,509)  (30,525)   (194,514)   (331,711)   (174,904)   (439,369)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................  154,927    12,053     332,643     605,310     598,297     837,520
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................  108,225    52,118     419,291     852,853     829,915   1,138,173
Net Assets
  Beginning of Year............................  741,204   689,086   3,766,160   2,913,307   4,091,523   2,953,350
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $849,429  $741,204  $4,185,451  $3,766,160  $4,921,438  $4,091,523
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1,375 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The U.S. Large Cap Value Series
                                                      -------------------------------------------------------------
                                                          Year         Year         Year        Year        Year
                                                         Ended        Ended        Ended       Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                          2014         2013         2012        2011        2010
--------------------------------------------------------------------------------------------------------------------
Total Return.........................................       15.67%       35.68%       18.31%       5.69%      19.96%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate..............................          15%          15%          10%         14%         28%
--------------------------------------------------------------------------------------------------------------------

                                                                           The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net Assets.........       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate......................................         17%          15%         14%          9%          20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       2.46%      30.62%       0.54%      10.07%       0.72%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets......................       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate......................................          9%         16%          7%          5%         10%
-------------------------------------------------------------------------------------------------------------------------

                                                                        The Asia Pacific Small Company Series
                                                              --------------------------------------------------------
                                                                  Year        Year        Year        Year      Year
                                                                 Ended       Ended       Ended       Ended     Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                                  2014        2013        2012        2011      2010
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets......................       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets.........       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate......................................          7%           9%         18%       17%        18%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       1.22%      37.42%      23.41%       0.20%      25.94%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets......................       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate......................................          8%         17%          6%          7%         15%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets......................       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate......................................         13%          13%          9%         10%          12%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                   The Canadian Small Company Series
                                                                          --------------------------------------------------
                                                                             Year      Year       Year      Year      Year
                                                                            Ended     Ended      Ended     Ended     Ended
                                                                           Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                             2014      2013       2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets..................................     0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.....................     2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate..................................................        5%        14%       22%        24%       10%
-----------------------------------------------------------------------------------------------------------------------------

                                                                              The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       1.74%       6.99%       4.55%      (6.44)%      27.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average Net Assets.........       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate......................................          5%          4%          5%         16%          12%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                 Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                 2014        2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       5.60%       9.41%       7.19%     (12.94)%      41.96%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets......................       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate......................................          9%         11%         13%         18%          15%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

 Domestic Equity Portfolio        International Equity Portfolios
 -------------------------        -------------------------------          -
 The U.S. Large Cap Value Series  The DFA International Value Series
                                  The Japanese Small Company Series
                                  The Asia Pacific Small Company Series
                                  The United Kingdom Small Company Series
                                  The Continental Small Company Series
                                  The Canadian Small Company Series
                                  The Emerging Markets Series
                                  The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $12
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      2
              The Canadian Small Company Series.......      4
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $399
                 The DFA International Value Series......  284
                 The Japanese Small Company Series.......   64
                 The Asia Pacific Small Company Series...   33
                 The United Kingdom Small Company Series.   43
                 The Continental Small Company Series....   79
                 The Canadian Small Company Series.......   20
                 The Emerging Markets Series.............  104
                 The Emerging Markets Small Cap Series...   77

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $3,909,998 $2,450,419
         The DFA International Value Series......  2,543,963  1,602,168
         The Japanese Small Company Series.......    428,650    219,413
         The Asia Pacific Small Company Series...    393,635     91,705
         The United Kingdom Small Company Series.    243,468    177,009
         The Continental Small Company Series....    518,636    430,628
         The Canadian Small Company Series.......    223,575     38,347
         The Emerging Markets Series.............    637,475    196,321
         The Emerging Markets Small Cap Series...  1,109,150    389,098

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $12,592,751  $6,828,954   $(163,400)    $6,665,554
The DFA International Value Series......   8,784,721   1,642,679    (600,496)     1,042,183
The Japanese Small Company Series.......   2,771,115     381,781    (286,920)        94,861
The Asia Pacific Small Company Series...   1,866,856     288,322    (316,853)       (28,531)
The United Kingdom Small Company Series.   1,553,580     625,581    (141,289)       484,292
The Continental Small Company Series....   3,065,469     949,996    (434,069)       515,927
The Canadian Small Company Series.......   1,216,657     137,372    (279,097)      (141,725)
The Emerging Markets Series.............   3,268,179   1,476,765    (266,689)     1,210,076
The Emerging Markets Small Cap Series...   5,156,701   1,119,729    (680,957)       438,772

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The Continental Small Company Series*.  $(1,000)         $(1,000)

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average    Average Loan     Days     Expense  Borrowed During
                                       Interest Rate   Balance    Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.85%       $11,241         11        $ 3        $32,996
The DFA International Value Series....     0.83%         8,088          9          2         16,208
The Japanese Small Company Series.....     0.83%         5,915          9          1          9,696
The Asia Pacific Small Company Series.     0.83%         1,461          9         --          3,398
The United Kingdom Small Company
  Series..............................     0.83%           407         11         --            798
The Continental Small Company Series..     0.83%           447         31         --          1,730
The Emerging Markets Series...........     0.84%         3,432         17          1         10,644
The Emerging Markets Small Cap Series.     0.83%         4,374         27          3          9,078

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                 Market    Uninvested
                                                 Value   Cash Collateral
                                                -------- ---------------
       The U.S. Large Cap Value Series......... $ 27,105         --
       The DFA International Value Series......    7,009         --
       The Asia Pacific Small Company Series...    3,288         --
       The United Kingdom Small Company Series.       --     $2,337
       The Canadian Small Company Series.......   29,346         --
       The Emerging Markets Series.............  149,153         --
       The Emerging Markets Small Cap Series...  273,571         --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                    [CHART]

                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund         Index (net div.)
                 --------------------       --------------------
   10/31/2004           $10,000                  $10,000
   11/30/2004            11,081                   10,926
   12/31/2004            11,800                   11,450
    1/31/2005            11,998                   11,480
    2/28/2005            13,093                   12,481
    3/31/2005            12,142                   11,656
    4/30/2005            11,711                   11,343
    5/31/2005            11,889                   11,738
    6/30/2005            12,285                   12,137
    7/31/2005            13,177                   12,985
    8/31/2005            13,395                   13,097
    9/30/2005            14,473                   14,316
   10/31/2005            13,571                   13,380
   11/30/2005            14,578                   14,487
   12/31/2005            15,498                   15,343
    1/31/2006            16,986                   17,057
    2/28/2006            17,055                   17,037
    3/31/2006            17,639                   17,187
    4/30/2006            19,180                   18,411
    5/31/2006            17,111                   16,482
    6/30/2006            16,959                   16,442
    7/31/2006            17,368                   16,677
    8/31/2006            17,684                   17,102
    9/30/2006            18,050                   17,244
   10/31/2006            19,310                   18,063
   11/30/2006            20,727                   19,406
   12/31/2006            21,461                   20,280
    1/31/2007            21,799                   20,061
    2/28/2007            21,929                   19,942
    3/31/2007            23,078                   20,737
    4/30/2007            24,925                   21,697
    5/31/2007            26,828                   22,771
    6/30/2007            27,598                   23,839
    7/31/2007            28,915                   25,096
    8/31/2007            27,992                   24,563
    9/30/2007            30,519                   27,276
   10/31/2007            33,879                   30,317
   11/30/2007            31,421                   28,168
   12/31/2007            31,381                   28,267
    1/31/2008            28,270                   24,740
    2/29/2008            29,407                   26,566
    3/31/2008            28,424                   25,160
    4/30/2008            30,625                   27,202
    5/31/2008            30,900                   27,706
    6/30/2008            27,315                   24,943
    7/31/2008            26,786                   24,002
    8/31/2008            24,505                   22,085
    9/30/2008            20,280                   18,220
   10/31/2008            13,988                   13,234
   11/30/2008            12,932                   12,237
   12/31/2008            14,528                   13,192
    1/31/2009            13,223                   12,340
    2/28/2009            12,099                   11,644
    3/31/2009            14,199                   13,317
    4/30/2009            16,993                   15,533
    5/31/2009            20,827                   18,187
    6/30/2009            20,574                   17,942
    7/31/2009            23,343                   19,960
    8/31/2009            23,527                   19,888
    9/30/2009            25,706                   21,694
   10/31/2009            25,102                   21,720
   11/30/2009            26,712                   22,654
   12/31/2009            28,047                   23,548
    1/31/2010            26,459                   22,235
    2/28/2010            26,673                   22,313
    3/31/2010            29,025                   24,114
    4/30/2010            29,223                   24,407
    5/31/2010            26,173                   22,260
    6/30/2010            26,338                   22,096
    7/31/2010            28,789                   23,936
    8/31/2010            28,272                   23,471
    9/30/2010            31,678                   26,080
   10/31/2010            32,772                   26,837
   11/30/2010            31,722                   26,129
   12/31/2010            34,371                   27,993
    1/31/2011            33,299                   27,234
    2/28/2011            32,761                   26,980
    3/31/2011            34,651                   28,566
    4/30/2011            35,898                   29,452
    5/31/2011            34,541                   28,680
    6/30/2011            33,838                   28,238
    7/31/2011            33,568                   28,113
    8/31/2011            30,173                   25,601
    9/30/2011            24,767                   21,868
   10/31/2011            28,030                   24,765
   11/30/2011            26,618                   23,114
   12/31/2011            25,673                   22,836
    1/31/2012            29,245                   25,426
    2/29/2012            31,030                   26,949
    3/31/2012            29,706                   26,049
    4/30/2012            28,750                   25,738
    5/31/2012            25,575                   22,852
    6/30/2012            26,739                   23,734
    7/31/2012            26,580                   24,197
    8/31/2012            26,959                   24,116
    9/30/2012            28,701                   25,571
   10/31/2012            28,338                   25,416
   11/30/2012            28,662                   25,739
   12/31/2012            30,761                   26,997
    1/31/2013            31,266                   27,369
    2/28/2013            30,755                   27,026
    3/31/2013            30,503                   26,560
    4/30/2013            30,777                   26,760
    5/31/2013            29,909                   26,074
    6/30/2013            27,399                   24,414
    7/31/2013            27,943                   24,669
    8/31/2013            27,360                   24,245
    9/30/2013            29,387                   25,822
   10/31/2013            30,728                   27,076
   11/30/2013            30,003                   26,681
   12/31/2013            29,712                   26,295
    1/31/2014            27,646                   24,587
    2/28/2014            28,267                   25,402
    3/31/2014            29,536                   26,182
    4/30/2014            29,739                   26,269
    5/31/2014            30,959                   27,186
    6/30/2014            31,777                   27,908
    7/31/2014            32,387                   28,448
    8/31/2014            33,118                   29,089
    9/30/2014            30,420                   26,933
   10/31/2014            30,393                   27,250
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five       Ten             would pay on fund distributions or the
         Total Return          Year       Years     Years            redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -1.09%      3.90%     11.76%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2014

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                      12 Months Ended October 31, 2014
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     6.44%             6.41%
              Korea........................    -6.24%            -6.94%
              Taiwan.......................    13.99%            10.11%
              Brazil.......................    -0.30%            -9.65%
              South Africa.................    17.13%             6.09%
              India........................    29.27%            29.39%
              Mexico.......................    10.96%             6.98%
              Russia.......................    -4.56%           -24.40%
              Malaysia.....................     3.85%            -0.37%
              Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were -1.09% for the Fund and 0.64% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/14  10/31/14    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,022.00    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.6%
              Consumer Staples.............................   5.0%
              Energy.......................................  12.4%
              Financials...................................  35.8%
              Health Care..................................   0.3%
              Industrials..................................  11.9%
              Information Technology.......................   7.6%
              Materials....................................  16.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (5.4%)
    Banco do Brasil SA..................................  10,290,573 $  115,161,060            0.6%
    Banco Santander Brasil SA ADR.......................  17,807,476     97,584,968            0.5%
    BM&FBovespa SA......................................  16,976,687     74,703,226            0.4%
    JBS SA..............................................  18,033,940     80,378,469            0.4%
#   Petroleo Brasileiro SA ADR..........................  18,327,471    214,431,411            1.1%
#   Vale SA Sponsored ADR...............................  13,734,107    138,577,140            0.7%
    Other Securities....................................                361,906,896            2.0%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,082,743,170            5.7%
                                                                     --------------           -----

CHILE -- (1.4%)
    Enersis SA Sponsored ADR............................   5,733,186     90,527,007            0.5%
    Other Securities....................................                202,439,738            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                292,966,745            1.6%
                                                                     --------------           -----

CHINA -- (14.2%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    118,712,368            0.6%
    Bank of China, Ltd. Class H......................... 763,167,331    365,290,776            1.9%
    Bank of Communications Co., Ltd. Class H............  96,624,574     72,200,559            0.4%
    China Construction Bank Corp. Class H............... 542,030,940    404,408,696            2.2%
#   China Petroleum & Chemical Corp. ADR................   1,223,161    106,390,526            0.6%
    China Petroleum & Chemical Corp. Class H............ 106,787,575     92,607,409            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,285,774    109,140,894            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    200,241,009            1.1%
    Other Securities....................................              1,410,991,276            7.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,879,983,513           15.2%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 26,308,586            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 41,573,273            0.2%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 20,612,791            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    209,454            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 74,137,391            0.4%
                                                                     --------------           -----

INDIA -- (8.6%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,344,526    188,497,485            1.0%
    Reliance Industries, Ltd............................  21,131,225    342,432,538            1.8%
    State Bank of India.................................   2,134,196     93,821,600            0.5%
    Other Securities....................................              1,110,527,170            5.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,735,278,793            9.2%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Other Securities....................................                522,620,783            2.8%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                     19,227            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MALAYSIA -- (4.0%)
    Other Securities....................................             $  801,617,645            4.2%
                                                                     --------------           -----

MEXICO -- (7.0%)
    Alfa S.A.B. de C.V. Class A.........................  45,897,748    146,525,141            0.8%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  17,909,306    220,284,464            1.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    248,194,779            1.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,817,280    152,635,757            0.8%
    Other Securities....................................                652,631,147            3.4%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,420,271,288            7.5%
                                                                     --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                213,846,255            1.1%
                                                                     --------------           -----

POLAND -- (1.8%)
    PGE SA..............................................  14,453,314     94,828,904            0.5%
    Other Securities....................................                272,919,980            1.4%
                                                                     --------------           -----
TOTAL POLAND............................................                367,748,884            1.9%
                                                                     --------------           -----

RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    445,533,804            2.4%
    Other Securities....................................                 47,366,599            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                492,900,403            2.6%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   6,214,975     98,223,014            0.5%
#   Nedbank Group, Ltd..................................   3,800,421     82,877,562            0.4%
    Sanlam, Ltd.........................................  19,211,956    121,401,118            0.7%
    Standard Bank Group, Ltd............................  19,894,413    250,525,816            1.3%
#   Steinhoff International Holdings, Ltd...............  27,917,185    142,824,599            0.8%
    Other Securities....................................                710,199,670            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,406,051,779            7.4%
                                                                     --------------           -----

SOUTH KOREA -- (13.9%)
    Hana Financial Group, Inc...........................   3,815,029    132,113,835            0.7%
    Hyundai Motor Co....................................     604,826     95,974,737            0.5%
    KB Financial Group, Inc.............................   2,611,033    102,351,844            0.6%
    KB Financial Group, Inc. ADR........................   3,171,116    122,722,189            0.7%
#   LG Electronics, Inc.................................   1,776,548    108,496,732            0.6%
    POSCO...............................................     644,929    186,279,391            1.0%
#   POSCO ADR...........................................   1,589,142    113,719,001            0.6%
    Samsung C&T Corp....................................   1,386,322     93,780,439            0.5%
    Shinhan Financial Group Co., Ltd....................   4,987,169    234,724,964            1.3%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,618,408     76,178,464            0.4%
    SK Holdings Co., Ltd................................     513,323     80,462,792            0.4%
    Other Securities....................................              1,452,665,991            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,799,470,379           14.8%
                                                                     --------------           -----

SPAIN -- (0.1%)
    Other Securities....................................                 18,609,563            0.1%
                                                                     --------------           -----

TAIWAN -- (14.3%)
    First Financial Holding Co., Ltd.................... 132,059,630     81,305,836            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    153,064,692            0.8%
    Mega Financial Holding Co., Ltd..................... 136,903,915    113,547,756            0.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        Percentage
                                            Shares        Value++     of Net Assets**
                                            ------        -------     ---------------
TAIWAN -- (Continued)
#   United Microelectronics Corp......... 217,150,681 $    96,414,681            0.5%
#   Yuanta Financial Holding Co., Ltd.... 143,586,770      72,328,347            0.4%
    Other Securities.....................               2,382,184,536           12.6%
                                                      ---------------           -----
TOTAL TAIWAN.............................               2,898,845,848           15.3%
                                                      ---------------           -----

THAILAND -- (2.8%)
    PTT PCL..............................  15,934,500     180,039,791            1.0%
    Other Securities.....................                 379,751,315            2.0%
                                                      ---------------           -----
TOTAL THAILAND...........................                 559,791,106            3.0%
                                                      ---------------           -----

TURKEY -- (2.3%)
    Turkiye Is Bankasi...................  33,315,167      83,301,332            0.5%
    Other Securities.....................                 386,687,608            2.0%
                                                      ---------------           -----
TOTAL TURKEY.............................                 469,988,940            2.5%
                                                      ---------------           -----
TOTAL COMMON STOCKS......................              18,125,595,816           95.7%
                                                      ---------------           -----

PREFERRED STOCKS -- (3.4%)
BRAZIL -- (3.3%)
    Petroleo Brasileiro SA...............  18,238,804     112,184,242            0.6%
    Petroleo Brasileiro SA Sponsored ADR.  21,196,251     259,230,150            1.4%
    Vale SA..............................  14,877,158     129,450,847            0.7%
    Other Securities.....................                 161,734,299            0.8%
                                                      ---------------           -----
TOTAL BRAZIL.............................                 662,599,538            3.5%
                                                      ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.....................                  17,278,985            0.1%
                                                      ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                      11,301            0.0%
                                                      ---------------           -----
TOTAL PREFERRED STOCKS...................                 679,889,824            3.6%
                                                      ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                         867            0.0%
                                                      ---------------           -----

CHINA -- (0.0%)
    Other Securities.....................                       2,981            0.0%
                                                      ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                     229,616            0.0%
                                                      ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.....................                       1,310            0.0%
                                                      ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                          --            0.0%
                                                      ---------------           -----
TAIWAN -- (0.0%)
    Other Securities.....................                       3,306            0.0%
                                                      ---------------           -----
TOTAL RIGHTS/WARRANTS....................                     238,080            0.0%
                                                      ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 120,842,149 $ 1,398,143,668            7.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,905,306,971).............               $20,203,867,388          106.7%
                                                    ===============          ======

Summary of the Fund's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  592,943,637 $   489,799,533   --    $ 1,082,743,170
  Chile.......................     97,250,791     195,715,954   --        292,966,745
  China.......................    235,314,230   2,644,669,283   --      2,879,983,513
  Colombia....................     26,308,586              --   --         26,308,586
  Czech Republic..............             --      41,573,273   --         41,573,273
  Greece......................        450,318      20,162,473   --         20,612,791
  Hong Kong...................             --         209,454   --            209,454
  Hungary.....................             --      74,137,391   --         74,137,391
  India.......................    232,489,675   1,502,789,118   --      1,735,278,793
  Indonesia...................      9,326,399     513,294,384   --        522,620,783
  Israel......................             --          19,227   --             19,227
  Malaysia....................        933,008     800,684,637   --        801,617,645
  Mexico......................  1,419,694,498         576,790   --      1,420,271,288
  Philippines.................             --     213,846,255   --        213,846,255
  Poland......................             --     367,748,884   --        367,748,884
  Russia......................        410,701     492,489,702   --        492,900,403
  South Africa................    140,329,828   1,265,721,951   --      1,406,051,779
  South Korea.................    372,923,779   2,426,546,600   --      2,799,470,379
  Spain.......................     18,609,563              --   --         18,609,563
  Taiwan......................     47,122,723   2,851,723,125   --      2,898,845,848
  Thailand....................    559,791,106              --   --        559,791,106
  Turkey......................      2,907,604     467,081,336   --        469,988,940
Preferred Stocks
  Brazil......................    311,770,373     350,829,165   --        662,599,538
  Colombia....................     17,278,985              --   --         17,278,985
  Malaysia....................             --          11,301   --             11,301
Rights/Warrants
  Brazil......................             --             867   --                867
  China.......................             --           2,981   --              2,981
  Hong Kong...................             --         229,616   --            229,616
  Indonesia...................             --           1,310   --              1,310
  Malaysia....................             --              --   --                 --
  Taiwan......................             --           3,306   --              3,306
Securities Lending Collateral.             --   1,398,143,668   --      1,398,143,668
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,085,855,804 $16,118,011,584   --    $20,203,867,388
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,749,796 of securities on loan)*....... $18,805,724
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,398,144
Foreign Currencies at Value..............................................      26,688
Cash.....................................................................      88,873
Receivables:
  Investment Securities Sold.............................................      22,282
  Dividends, Interest and Tax Reclaims...................................      12,761
  Securities Lending Income..............................................       2,296
Unrealized Gain on Foreign Currency Contracts............................           1
                                                                          -----------
     Total Assets........................................................  20,356,769
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,398,144
  Investment Securities Purchased........................................      27,896
  Due to Advisor.........................................................       1,585
Unrealized Loss on Foreign Currency Contracts............................           1
Accrued Expenses and Other Liabilities...................................       1,626
                                                                          -----------
     Total Liabilities...................................................   1,429,252
                                                                          -----------
NET ASSETS............................................................... $18,927,517
                                                                          ===========
Investments at Cost...................................................... $18,507,163
                                                                          ===========
Foreign Currencies at Cost............................................... $    26,572
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $70,268).......... $ 533,318
    Interest......................................................         9
    Income from Securities Lending................................    24,872
                                                                   ---------
       Total Investment Income....................................   558,199
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................    19,212
    Accounting & Transfer Agent Fees..............................     1,031
    Custodian Fees................................................     7,208
    Shareholders' Reports.........................................        32
    Directors'/Trustees' Fees & Expenses..........................       136
    Professional Fees.............................................       627
    Other.........................................................       341
                                                                   ---------
       Total Expenses.............................................    28,587
                                                                   ---------
    Fees Paid Indirectly..........................................       (55)
                                                                   ---------
    Net Expenses..................................................    28,532
                                                                   ---------
    Net Investment Income (Loss)..................................   529,667
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................  (524,001)
      Futures.....................................................       504
      Foreign Currency Transactions...............................    (4,551)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  (181,244)
      Translation of Foreign Currency Denominated Amounts.........       (31)
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................  (709,323)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $(179,656)
                                                                   =========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                 Year         Year
                                                                                Ended        Ended
                                                                               Oct. 31,     Oct. 31,
                                                                                 2014         2013
                                                                             -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   529,667  $   419,407
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    (524,001)     304,248
    Futures.................................................................         504           --
    Foreign Currency Transactions...........................................      (4,551)      (2,833)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................    (181,244)     724,674
    Translation of Foreign Currency Denominated Amounts.....................         (31)           7
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......    (179,656)   1,445,503
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   1,596,852    2,894,722
  Withdrawals...............................................................  (1,916,965)  (1,797,261)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................    (320,113)   1,097,461
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................    (499,769)   2,542,964
Net Assets
  Beginning of Year.........................................................  19,427,286   16,884,322
                                                                             -----------  -----------
  End of Year............................................................... $18,927,517  $19,427,286
                                                                             ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year         Year         Year          Year
                                                            Ended         Ended        Ended        Ended         Ended
                                                           Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                                             2014          2013         2012         2011          2010
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.................        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to Average Net Assets....        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................................          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $441 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2014, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were $55 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $23 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,507,752 $2,276,542

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,078,984  $3,350,428  $(3,225,544)    $124,884

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Funds.

   2. Forward Currency Contracts: The Fund may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S.dollar.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Funds could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange- traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Fund's Statement of Operations of realized and change in unrealized gains and losses from Fund's derivative instrument holdings through the year ended October 31, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                          Foreign
                                                         Exchange     Equity
                                                Total    Contracts   Contracts
                                                -----    ---------   ---------
      Dimensional Emerging Markets Value Fund*. $499        $(5)       $504

* As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.84%       $35,523         42        $35       $143,884

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2014.

H. Securities Lending:

   As of October 31, 2014, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $510,952 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  Qualifying
                                                                                                                     For
                                           Net                                                                    Corporate
                                       Investment    Short-Term     Long-Term   Return                            Dividends
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................       28%          28%           44%        --        --          100%          --
 US Large Cap Equity Portfolio.......       99%           1%           --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......       99%          --             1%        --        --          100%         100%
 U.S. Targeted Value Portfolio.......       13%           5%           82%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       13%          --            87%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........       79%          --            21%        --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       62%           2%           36%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       46%           2%           52%        --        --          100%         100%
 U.S. Small Cap Portfolio............       22%           6%           72%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       13%           5%           82%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       44%           7%           49%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................       64%          --            36%        --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            Qualifying
                                                                                              Short-
                                      Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                       Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --         11%        --         --       100%       100%
 US Large Cap Equity Portfolio.......    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U.S. Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          3%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          4%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          9%       100%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          1%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --        100%      100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          7%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

                                                                                                                  Qualifying
                                                                                                                     For
                                           Net                                                                    Corporate
                                       Investment    Short-Term     Long-Term   Return                            Dividends
                                         Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       55%          10%           35%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       80%           1%           19%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       68%           1%           31%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................       99%           1%           --         --        --          100%         100%
 World Core Equity Portfolio
  (formerly Dimensional Retirement
  Equity Fund II)....................       93%           3%            4%        --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       69%          10%           21%        --        --          100%         100%
 Emerging Markets Portfolio..........       79%          --            21%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       57%          --            43%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       61%           2%           37%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       84%           7%            9%        --        --          100%         100%
 Dimensional Investment Group
  Inc.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            Qualifying
                                                                                              Short-
                                      Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                       Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        78%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          2%        50%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          4%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          3%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World Core Equity Portfolio
  (formerly Dimensional Retirement
  Equity Fund II)....................    100%        --          3%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          2%        36%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         5%        --         --       100%       100%
 Dimensional Investment Group
  Inc.
 DFA International Value Portfolio...    100%        --          2%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-001A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2014

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2014

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                                 Page
                                                                                 ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes......................................   1
DFA Investment Dimensions Group Inc.
   Performance Charts...........................................................   2
   Management's Discussion and Analysis.........................................   6
   Disclosure of Fund Expenses..................................................  10
   Disclosure of Portfolio Holdings.............................................  12
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................  14
       Tax-Managed U.S. Equity Portfolio........................................  15
       Tax-Managed U.S. Targeted Value Portfolio................................  18
       Tax-Managed U.S. Small Cap Portfolio.....................................  21
       T.A. U.S. Core Equity 2 Portfolio........................................  24
       Tax-Managed DFA International Value Portfolio............................  27
       T.A. World ex U.S. Core Equity Portfolio.................................  31
   Statements of Assets and Liabilities.........................................  37
   Statements of Operations.....................................................  39
   Statements of Changes in Net Assets..........................................  41
   Financial Highlights.........................................................  43
   Notes to Financial Statements................................................  47
   Report of Independent Registered Public Accounting Firm......................  59
The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide Value Series
   Performance Chart............................................................  60
   Management's Discussion and Analysis.........................................  61
   Disclosure of Fund Expenses..................................................  62
   Disclosure of Portfolio Holdings.............................................  63
   Summary Schedule of Portfolio Holdings.......................................  64
   Statement of Assets and Liabilities..........................................  67
   Statement of Operations......................................................  68
   Statements of Changes in Net Assets..........................................  69
   Financial Highlights.........................................................  70
   Notes to Financial Statements................................................  71
   Report of Independent Registered Public Accounting Firm......................  76
Fund Management.................................................................  77
Voting Proxies on Fund Portfolio Securities.....................................  88
Notice to Shareholders..........................................................  89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000(R)
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/04                10,000                     10,000
11/30/04                10,676                     10,538
12/31/04                11,024                     10,882
 1/31/05                10,782                     10,668
 2/28/05                11,194                     11,010
 3/31/05                11,079                     10,852
 4/30/05                10,675                     10,628
 5/31/05                11,136                     10,915
 6/30/05                11,414                     11,066
 7/31/05                12,030                     11,413
 8/31/05                12,014                     11,344
 9/30/05                12,233                     11,488
10/31/05                11,932                     11,196
11/30/05                12,412                     11,570
12/31/05                12,465                     11,625
 1/31/06                13,160                     12,121
 2/28/06                13,120                     12,189
 3/31/06                13,434                     12,392
 4/30/06                13,762                     12,680
 5/31/06                13,376                     12,342
 6/30/06                13,462                     12,427
 7/31/06                13,379                     12,685
 8/31/06                13,445                     12,912
 9/30/06                13,704                     13,158
10/31/06                14,232                     13,610
11/30/06                14,579                     13,928
12/31/06                14,860                     14,223
 1/31/07                15,242                     14,407
 2/28/07                15,051                     14,187
 3/31/07                15,219                     14,402
 4/30/07                15,760                     14,900
 5/31/07                16,499                     15,438
 6/30/07                16,146                     15,077
 7/31/07                15,262                     14,330
 8/31/07                15,179                     14,501
 9/30/07                15,562                     14,964
10/31/07                15,570                     14,978
11/30/07                14,658                     14,215
12/31/07                14,592                     14,079
 1/31/08                14,012                     13,514
 2/29/08                13,499                     12,950
 3/31/08                13,260                     12,875
 4/30/08                14,005                     13,485
 5/31/08                14,314                     13,501
 6/30/08                12,733                     12,209
 7/31/08                12,630                     12,217
 8/31/08                12,888                     12,455
 9/30/08                11,793                     11,567
10/31/08                 9,156                      9,538
11/30/08                 8,248                      8,820
12/31/08                 8,524                      8,975
 1/31/09                 7,413                      7,923
 2/28/09                 6,415                      6,861
 3/31/09                 7,089                      7,449
 4/30/09                 8,312                      8,279
 5/31/09                 8,937                      8,763
 6/30/09                 8,819                      8,701
 7/31/09                 9,713                      9,436
 8/31/09                10,358                      9,926
 9/30/09                10,828                     10,319
10/31/09                10,304                      9,973
11/30/09                10,784                     10,516
12/31/09                11,173                     10,749
 1/31/10                10,861                     10,445
 2/28/10                11,360                     10,788
 3/31/10                12,255                     11,506
 4/30/10                12,729                     11,847
 5/31/10                11,639                     10,870
 6/30/10                10,748                     10,230
 7/31/10                11,608                     10,926
 8/31/10                10,847                     10,430
 9/30/10                11,924                     11,263
10/31/10                12,382                     11,609
11/30/10                12,409                     11,576
12/31/10                13,583                     12,493
 1/31/11                13,917                     12,753
 2/28/11                14,703                     13,238
 3/31/11                14,794                     13,301
 4/30/11                15,138                     13,644
 5/31/11                14,903                     13,491
 6/30/11                14,642                     13,210
 7/31/11                14,015                     12,772
 8/31/11                12,844                     11,948
 9/30/11                11,539                     11,013
10/31/11                13,143                     12,299
11/30/11                13,043                     12,238
12/31/11                13,166                     12,480
 1/31/12                13,854                     12,981
 2/29/12                14,588                     13,472
 3/31/12                14,894                     13,873
 4/30/12                14,618                     13,727
 5/31/12                13,588                     12,919
 6/30/12                14,302                     13,559
 7/31/12                14,422                     13,678
 8/31/12                14,967                     13,984
 9/30/12                15,507                     14,432
10/31/12                15,553                     14,353
11/30/12                15,646                     14,351
12/31/12                16,093                     14,670
 1/31/13                17,159                     15,618
 2/28/13                17,421                     15,839
 3/31/13                18,286                     16,468
 4/30/13                18,408                     16,697
 5/31/13                19,009                     17,131
 6/30/13                18,891                     16,986
 7/31/13                20,039                     17,917
 8/31/13                19,446                     17,228
 9/30/13                20,154                     17,704
10/31/13                21,108                     18,463
11/30/13                21,977                     18,995
12/31/13                22,579                     19,466
 1/31/14                21,688                     18,770
 2/28/14                22,485                     19,585
 3/31/14                22,807                     20,035
 4/30/14                22,864                     20,168
 5/31/14                23,397                     20,451
 6/30/14                24,001                     21,014
 7/31/14                23,619                     20,582         Past performance is not predictive of
 8/31/14                24,488                     21,349         future performance.
 9/30/14                23,858                     20,831         The returns shown do not reflect the
10/31/14                24,270                     21,373         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        Average Annual       One       Five        Ten            redemption of fund shares.
        Total Return         Year      Years      Years           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2014, all rights
                            14.98%     18.69%     9.27%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

                 Tax-Managed U.S.Equity         Russell 3000(R)
                       Portfolio                    Index
              ---------------------------      ----------------
10/31/04                 10,000                     10,000
11/30/04                 10,462                     10,465
12/31/04                 10,823                     10,838
 1/31/05                 10,565                     10,549
 2/28/05                 10,789                     10,781
 3/31/05                 10,607                     10,599
 4/30/05                 10,357                     10,369
 5/31/05                 10,754                     10,762
 6/30/05                 10,821                     10,837
 7/31/05                 11,280                     11,282
 8/31/05                 11,193                     11,174
 9/30/05                 11,288                     11,272
10/31/05                 11,071                     11,061
11/30/05                 11,505                     11,491
12/31/05                 11,501                     11,501
 1/31/06                 11,858                     11,885
 2/28/06                 11,884                     11,906
 3/31/06                 12,075                     12,112
 4/30/06                 12,206                     12,243
 5/31/06                 11,813                     11,851
 6/30/06                 11,812                     11,872
 7/31/06                 11,795                     11,861
 8/31/06                 12,067                     12,151
 9/30/06                 12,340                     12,423
10/31/06                 12,736                     12,870
11/30/06                 12,982                     13,151
12/31/06                 13,155                     13,308
 1/31/07                 13,386                     13,561
 2/28/07                 13,173                     13,339
 3/31/07                 13,326                     13,478
 4/30/07                 13,858                     14,016
 5/31/07                 14,364                     14,527
 6/30/07                 14,126                     14,255
 7/31/07                 13,645                     13,769
 8/31/07                 13,832                     13,966
 9/30/07                 14,323                     14,476
10/31/07                 14,564                     14,741
11/30/07                 13,921                     14,077
12/31/07                 13,846                     13,992
 1/31/08                 13,010                     13,144
 2/29/08                 12,633                     12,736
 3/31/08                 12,565                     12,661
 4/30/08                 13,187                     13,294
 5/31/08                 13,458                     13,566
 6/30/08                 12,395                     12,447
 7/31/08                 12,323                     12,348
 8/31/08                 12,513                     12,539
 9/30/08                 11,371                     11,360
10/31/08                  9,425                      9,345
11/30/08                  8,770                      8,607
12/31/08                  8,927                      8,772
 1/31/09                  8,182                      8,036
 2/28/09                  7,355                      7,194
 3/31/09                  7,958                      7,824
 4/30/09                  8,614                      8,648
 5/31/09                  9,030                      9,109
 6/30/09                  9,077                      9,140
 7/31/09                  9,756                      9,852
 8/31/09                 10,044                     10,204
 9/30/09                 10,450                     10,631
10/31/09                 10,207                     10,358
11/30/09                 10,776                     10,946
12/31/09                 11,083                     11,258
 1/31/10                 10,679                     10,852
 2/28/10                 11,036                     11,220
 3/31/10                 11,725                     11,927
 4/30/10                 11,960                     12,185
 5/31/10                 11,019                     11,222
 6/30/10                 10,394                     10,577
 7/31/10                 11,121                     11,311
 8/31/10                 10,583                     10,779
 9/30/10                 11,589                     11,797
10/31/10                 12,054                     12,258
11/30/10                 12,130                     12,328
12/31/10                 12,944                     13,164
 1/31/11                 13,221                     13,452
 2/28/11                 13,699                     13,941
 3/31/11                 13,761                     14,004
 4/30/11                 14,172                     14,421
 5/31/11                 14,000                     14,257
 6/30/11                 13,768                     14,001
 7/31/11                 13,450                     13,680
 8/31/11                 12,643                     12,859
 9/30/11                 11,706                     11,861
10/31/11                 13,009                     13,227
11/30/11                 12,999                     13,191
12/31/11                 13,097                     13,299
 1/31/12                 13,729                     13,970
 2/29/12                 14,331                     14,561
 3/31/12                 14,759                     15,010
 4/30/12                 14,651                     14,912
 5/31/12                 13,736                     13,990
 6/30/12                 14,262                     14,538
 7/31/12                 14,418                     14,682
 8/31/12                 14,780                     15,049
 9/30/12                 15,179                     15,444
10/31/12                 14,904                     15,177
11/30/12                 15,022                     15,295
12/31/12                 15,191                     15,482
 1/31/13                 16,023                     16,332
 2/28/13                 16,232                     16,548
 3/31/13                 16,867                     17,197
 4/30/13                 17,126                     17,478
 5/31/13                 17,583                     17,891
 6/30/13                 17,368                     17,658
 7/31/13                 18,326                     18,626
 8/31/13                 17,807                     18,106
 9/30/13                 18,456                     18,779
10/31/13                 19,248                     19,577
11/30/13                 19,860                     20,145
12/31/13                 20,381                     20,677
 1/31/14                 19,686                     20,024
 2/28/14                 20,603                     20,973
 3/31/14                 20,733                     21,085
 4/30/14                 20,743                     21,110
 5/31/14                 21,198                     21,571
 6/30/14                 21,718                     22,112
 7/31/14                 21,292                     21,676         Past performance is not predictive of
 8/31/14                 22,175                     22,585         future performance.
 9/30/14                 21,757                     22,114         The returns shown do not reflect the
10/31/14                 22,307                     22,723         deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         Average Annual       One       Five        Ten            redemption of fund shares.
         Total Return         Year      Years      Years           Russell data copyright (C) Russell
         ----------------------------------------------------      Investment Group 1995-2014, all rights
                             15.89%     16.93%     8.35%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2004-October 31, 2014


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000(R)
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/04                10,000                     10,000
11/30/04                10,969                     10,887
12/31/04                11,388                     11,147
 1/31/05                11,038                     10,716
 2/28/05                11,311                     10,929
 3/31/05                11,053                     10,704
 4/30/05                10,295                     10,152
 5/31/05                10,913                     10,771
 6/30/05                11,350                     11,247
 7/31/05                12,156                     11,887
 8/31/05                12,012                     11,614
 9/30/05                12,088                     11,595
10/31/05                11,757                     11,304
11/30/05                12,295                     11,762
12/31/05                12,319                     11,672
 1/31/06                13,385                     12,637
 2/28/06                13,296                     12,636
 3/31/06                14,017                     13,248
 4/30/06                14,175                     13,284
 5/31/06                13,528                     12,734
 6/30/06                13,533                     12,890
 7/31/06                13,032                     12,711
 8/31/06                13,285                     13,091
 9/30/06                13,420                     13,219
10/31/06                14,106                     13,892
11/30/06                14,471                     14,288
12/31/06                14,641                     14,412
 1/31/07                14,943                     14,628
 2/28/07                14,868                     14,449
 3/31/07                15,048                     14,623
 4/30/07                15,339                     14,775
 5/31/07                15,926                     15,316
 6/30/07                15,686                     14,959
 7/31/07                14,543                     13,686
 8/31/07                14,525                     13,960
 9/30/07                14,531                     14,023
10/31/07                14,660                     14,176
11/30/07                13,518                     13,114
12/31/07                13,390                     13,003
 1/31/08                12,751                     12,470
 2/29/08                12,407                     11,974
 3/31/08                12,519                     12,155
 4/30/08                12,896                     12,539
 5/31/08                13,428                     12,968
 6/30/08                12,163                     11,724
 7/31/08                12,245                     12,325
 8/31/08                12,666                     12,910
 9/30/08                11,584                     12,305
10/31/08                 9,077                      9,847
11/30/08                 7,899                      8,707
12/31/08                 8,334                      9,242
 1/31/09                 7,202                      7,922
 2/28/09                 6,204                      6,822
 3/31/09                 6,768                      7,427
 4/30/09                 8,036                      8,606
 5/31/09                 8,361                      8,792
 6/30/09                 8,325                      8,764
 7/31/09                 9,302                      9,778
 8/31/09                 9,748                     10,240
 9/30/09                10,265                     10,754
10/31/09                 9,568                     10,040
11/30/09                 9,887                     10,359
12/31/09                10,637                     11,144
 1/31/10                10,374                     10,817
 2/28/10                10,971                     11,319
 3/31/10                11,860                     12,260
 4/30/10                12,739                     13,118
 5/31/10                11,655                     12,010
 6/30/10                10,600                     10,961
 7/31/10                11,429                     11,744
 8/31/10                10,530                     10,861
 9/30/10                11,773                     12,027
10/31/10                12,288                     12,493
11/30/10                12,764                     12,810
12/31/10                13,874                     13,875
 1/31/11                13,932                     13,882
 2/28/11                14,721                     14,587
 3/31/11                14,992                     14,790
 4/30/11                15,257                     15,030
 5/31/11                14,895                     14,761
 6/30/11                14,599                     14,398
 7/31/11                14,140                     13,922
 8/31/11                12,717                     12,692
 9/30/11                11,204                     11,306
10/31/11                12,973                     12,935
11/30/11                12,947                     12,909
12/31/11                13,074                     13,111
 1/31/12                13,913                     13,983
 2/29/12                14,434                     14,191
 3/31/12                14,729                     14,631
 4/30/12                14,488                     14,419
 5/31/12                13,427                     13,538
 6/30/12                13,958                     14,191
 7/31/12                13,906                     14,046
 8/31/12                14,533                     14,479
 9/30/12                15,003                     14,995
10/31/12                14,970                     14,807
11/30/12                15,258                     14,852
12/31/12                15,805                     15,478
 1/31/13                16,879                     16,401
 2/28/13                17,183                     16,588
 3/31/13                18,013                     17,278
 4/30/13                17,871                     17,262
 5/31/13                18,736                     17,777
 6/30/13                18,604                     17,705
 7/31/13                19,923                     18,843
 8/31/13                19,186                     18,010
 9/30/13                20,262                     19,049
10/31/13                21,048                     19,669
11/30/13                22,105                     20,436
12/31/13                22,738                     20,821
 1/31/14                21,628                     20,016
 2/28/14                22,703                     20,932
 3/31/14                23,012                     21,191
 4/30/14                22,600                     20,646
 5/31/14                22,914                     20,777
 6/30/14                23,851                     21,696
 7/31/14                22,682                     20,384          Past performance is not predictive of
 8/31/14                23,872                     21,270          future performance.
 9/30/14                22,507                     19,835          The returns shown do not reflect the
10/31/14                23,384                     21,221          deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         Average Annual       One       Five        Ten            redemption of fund shares.
         Total Return         Year      Years      Years           Russell data copyright (C) Russell
         ----------------------------------------------------      Investment Group 1995-2014, all rights
                             11.10%     19.57%     8.87%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

               Tax-Managed U.S. Small         Russell 2000(R)
                   Cap Portfolio                 Index
            ---------------------------      ----------------
10/31/04              10,000                      10,000
11/30/04              10,851                      10,867
12/31/04              11,295                      11,189
 1/31/05              10,898                      10,722
 2/28/05              11,109                      10,903
 3/31/05              10,792                      10,591
 4/30/05              10,126                       9,985
 5/31/05              10,813                      10,638
 6/30/05              11,198                      11,048
 7/31/05              11,986                      11,748
 8/31/05              11,849                      11,531
 9/30/05              11,960                      11,567
10/31/05              11,595                      11,208
11/30/05              12,151                      11,752
12/31/05              12,158                      11,698
 1/31/06              13,250                      12,747
 2/28/06              13,176                      12,712
 3/31/06              13,782                      13,329
 4/30/06              13,851                      13,326
 5/31/06              13,066                      12,578
 6/30/06              13,009                      12,659
 7/31/06              12,489                      12,247
 8/31/06              12,770                      12,610
 9/30/06              12,858                      12,715
10/31/06              13,554                      13,447
11/30/06              13,958                      13,800
12/31/06              14,040                      13,847
 1/31/07              14,296                      14,078
 2/28/07              14,264                      13,967
 3/31/07              14,459                      14,116
 4/30/07              14,789                      14,370
 5/31/07              15,407                      14,959
 6/30/07              15,249                      14,740
 7/31/07              14,337                      13,732
 8/31/07              14,438                      14,043
 9/30/07              14,677                      14,284
10/31/07              14,992                      14,694
11/30/07              13,827                      13,639
12/31/07              13,811                      13,630
 1/31/08              12,804                      12,701
 2/29/08              12,470                      12,230
 3/31/08              12,471                      12,281
 4/30/08              12,864                      12,796
 5/31/08              13,457                      13,383
 6/30/08              12,395                      12,353
 7/31/08              12,701                      12,810
 8/31/08              13,012                      13,273
 9/30/08              11,815                      12,215
10/31/08               9,329                       9,674
11/30/08               8,150                       8,530
12/31/08               8,503                       9,025
 1/31/09               7,506                       8,021
 2/28/09               6,585                       7,046
 3/31/09               7,225                       7,675
 4/30/09               8,408                       8,862
 5/31/09               8,664                       9,129
 6/30/09               8,877                       9,263
 7/31/09               9,717                      10,155
 8/31/09               9,896                      10,446
 9/30/09              10,428                      11,049
10/31/09               9,700                      10,299
11/30/09               9,927                      10,622
12/31/09              10,736                      11,477
 1/31/10              10,383                      11,054
 2/28/10              10,844                      11,552
 3/31/10              11,712                      12,493
 4/30/10              12,478                      13,200
 5/31/10              11,508                      12,198
 6/30/10              10,624                      11,253
 7/31/10              11,379                      12,026
 8/31/10              10,481                      11,136
 9/30/10              11,783                      12,524
10/31/10              12,281                      13,036
11/30/10              12,809                      13,488
12/31/10              13,807                      14,559
 1/31/11              13,795                      14,522
 2/28/11              14,583                      15,318
 3/31/11              15,036                      15,715
 4/30/11              15,349                      16,130
 5/31/11              15,030                      15,828
 6/30/11              14,788                      15,463
 7/31/11              14,324                      14,904
 8/31/11              13,016                      13,607
 9/30/11              11,568                      12,082
10/31/11              13,325                      13,910
11/30/11              13,277                      13,860
12/31/11              13,387                      13,951
 1/31/12              14,291                      14,937
 2/29/12              14,642                      15,294
 3/31/12              15,061                      15,686
 4/30/12              14,855                      15,444
 5/31/12              13,897                      14,422
 6/30/12              14,504                      15,141
 7/31/12              14,400                      14,932
 8/31/12              14,893                      15,430
 9/30/12              15,409                      15,937
10/31/12              15,183                      15,591
11/30/12              15,348                      15,674
12/31/12              15,870                      16,232
 1/31/13              16,831                      17,248
 2/28/13              17,034                      17,438
 3/31/13              17,828                      18,244
 4/30/13              17,686                      18,177
 5/31/13              18,579                      18,903
 6/30/13              18,587                      18,806
 7/31/13              19,974                      20,123
 8/31/13              19,339                      19,483
 9/30/13              20,565                      20,726
10/31/13              21,189                      21,248
11/30/13              22,288                      22,099
12/31/13              22,754                      22,534
 1/31/14              21,775                      21,910
 2/28/14              22,735                      22,942
 3/31/14              22,891                      22,786
 4/30/14              22,171                      21,902
 5/31/14              22,283                      22,078
 6/30/14              23,235                      23,252
 7/31/14              21,862                      21,845         Past performance is not predictive of
 8/31/14              22,918                      22,928         future performance.
 9/30/14              21,695                      21,541         The returns shown do not reflect the
10/31/14              23,008                      22,961         deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        Average Annual      One       Five        Ten            redemption of fund shares.
        Total Return        Year      Years      Years           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2014, all rights
                            8.58%     18.86%     8.69%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 4, 2007-October 31, 2014

                                   [CHART]

                T.A U.S. Core Equity             Russell 3000(R)
                    2 Portfolio                      Index
           -------------------------------      ----------------
10/04/07                10,000                      10,000
10/31/07                 9,950                      10,057
11/30/07                 9,400                       9,604
12/31/07                 9,305                       9,546
 1/31/08                 8,874                       8,968
 2/29/08                 8,613                       8,689
 3/31/08                 8,525                       8,638
 4/30/08                 8,937                       9,070
 5/31/08                 9,189                       9,255
 6/30/08                 8,339                       8,492
 7/31/08                 8,420                       8,424
 8/31/08                 8,642                       8,555
 9/30/08                 7,905                       7,750
10/31/08                 6,377                       6,376
11/30/08                 5,810                       5,872
12/31/08                 5,991                       5,985
 1/31/09                 5,370                       5,482
 2/28/09                 4,748                       4,908
 3/31/09                 5,221                       5,338
 4/30/09                 5,927                       5,900
 5/31/09                 6,183                       6,215
 6/30/09                 6,188                       6,236
 7/31/09                 6,743                       6,721
 8/31/09                 7,021                       6,961
 9/30/09                 7,363                       7,253
10/31/09                 7,043                       7,066
11/30/09                 7,363                       7,468
12/31/09                 7,710                       7,681
 1/31/10                 7,461                       7,404
 2/28/10                 7,772                       7,655
 3/31/10                 8,327                       8,137
 4/30/10                 8,638                       8,313
 5/31/10                 7,942                       7,656
 6/30/10                 7,384                       7,216
 7/31/10                 7,936                       7,717
 8/31/10                 7,457                       7,354
 9/30/10                 8,243                       8,048
10/31/10                 8,557                       8,363
11/30/10                 8,703                       8,411
12/31/10                 9,380                       8,981
 1/31/11                 9,570                       9,177
 2/28/11                10,001                       9,511
 3/31/11                10,123                       9,554
 4/30/11                10,365                       9,839
 5/31/11                10,197                       9,726
 6/30/11                 9,658                       9,333
 8/31/11                 8,929                       8,773
 9/30/11                 8,082                       8,092
10/31/11                 9,154                       9,024
11/30/11                 9,122                       8,999
12/31/11                 9,197                       9,073
 1/31/12                 9,698                       9,531
 2/29/12                10,125                       9,934
 3/31/12                10,367                      10,241
 4/30/12                10,261                      10,174
 5/31/12                 9,555                       9,545
 6/30/12                 9,933                       9,918
 7/31/12                 9,976                      10,017
 8/31/12                10,298                      10,267
 9/30/12                10,607                      10,536
10/31/12                10,510                      10,355
11/30/12                10,618                      10,435
12/31/12                10,846                      10,563
 1/31/13                11,542                      11,142
 2/28/13                11,673                      11,290
 3/31/13                12,166                      11,732
 4/30/13                12,264                      11,924
 5/31/13                12,711                      12,206
 6/30/13                12,596                      12,047
 7/31/13                13,351                      12,708
 8/31/13                12,935                      12,353
 9/30/13                13,490                      12,812
10/31/13                14,039                      13,356
11/30/13                14,512                      13,744
12/31/13                14,919                      14,107
 1/31/14                14,373                      13,661
 2/28/14                15,052                      14,309
 3/31/14                15,214                      14,385
 4/30/14                15,136                      14,402
 5/31/14                15,415                      14,717
 6/30/14                15,896                      15,086
 7/31/14                15,448                      14,788          Past performance is not predictive of
 8/31/14                16,098                      15,409          future performance.
 9/30/14                15,583                      15,087          The returns shown do not reflect the
10/31/14                15,988                      15,502          deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
        Average Annual       One       Five         Since           redemption of fund shares.
        Total Return         Year      Years      inception         Russell data copyright (C) Russell
        -------------------------------------------------------     Investment Group 1995-2014, all rights
                            13.88%     17.82%       6.86%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2004-October 31, 2014

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/31/04                10,000                           10,000
11/30/04                10,741                           10,665
12/31/04                11,297                           11,116
 1/31/05                11,233                           10,897
 2/28/05                11,686                           11,382
 3/31/05                11,400                           11,123
 4/30/05                11,059                           10,840
 5/31/05                11,075                           10,859
 6/30/05                11,261                           11,037
 7/31/05                11,751                           11,393
 8/31/05                12,169                           11,708
 9/30/05                12,543                           12,242
10/31/05                12,325                           11,847
11/30/05                12,527                           12,160
12/31/05                13,167                           12,724
 1/31/06                14,074                           13,529
 2/28/06                14,215                           13,483
 3/31/06                14,759                           13,911
 4/30/06                15,517                           14,576
 5/31/06                14,882                           14,022
 6/30/06                14,757                           14,004
 7/31/06                14,992                           14,136
 8/31/06                15,487                           14,537
 9/30/06                15,667                           14,526
10/31/06                16,362                           15,100
11/30/06                16,913                           15,549
12/31/06                17,564                           15,995
 1/31/07                17,902                           16,093
 2/28/07                17,875                           16,222
 3/31/07                18,472                           16,637
 4/30/07                19,379                           17,394
 5/31/07                20,028                           17,781
 6/30/07                19,868                           17,798
 7/31/07                19,335                           17,552
 8/31/07                19,109                           17,298
 9/30/07                20,129                           18,281
10/31/07                21,108                           19,076
11/30/07                19,875                           18,330
12/31/07                19,460                           17,985
 1/31/08                17,837                           16,364
 2/29/08                17,578                           16,660
 3/31/08                17,829                           16,422
 4/30/08                18,607                           17,335
 5/31/08                18,617                           17,598
 6/30/08                16,812                           16,230
 7/31/08                16,374                           15,652
 8/31/08                15,680                           15,047
 9/30/08                13,994                           12,874
10/31/08                10,816                           10,196
11/30/08                10,108                            9,643
12/31/08                10,823                           10,152
 1/31/09                 9,379                            9,204
 2/28/09                 8,195                            8,273
 3/31/09                 9,011                            8,818
 4/30/09                10,635                            9,955
 5/31/09                12,216                           11,214
 6/30/09                12,052                           11,098
 7/31/09                13,457                           12,140
 8/31/09                14,186                           12,722
 9/30/09                14,878                           13,247
10/31/09                14,305                           13,034
11/30/09                14,730                           13,356
12/31/09                14,913                           13,569
 1/31/10                14,029                           12,933
 2/28/10                14,071                           12,920
 3/31/10                15,135                           13,752
 4/30/10                14,879                           13,547
 5/31/10                13,140                           12,052
 6/30/10                12,917                           11,878
 7/31/10                14,455                           12,976
 8/31/10                13,762                           12,588
 9/30/10                15,231                           13,795
10/31/10                15,785                           14,287
11/30/10                15,035                           13,682
12/31/10                16,435                           14,783
 1/31/11                17,134                           15,102
 2/28/11                17,702                           15,662
 3/31/11                17,233                           15,348
 4/30/11                18,131                           16,184
 5/31/11                17,441                           15,704
 6/30/11                17,153                           15,480
 7/31/11                16,608                           15,225
 8/31/11                14,849                           13,938
 9/30/11                13,241                           12,538
10/31/11                14,551                           13,758
11/30/11                14,092                           13,122
12/31/11                13,689                           12,979
 1/31/12                14,604                           13,679
 2/29/12                15,407                           14,431
 3/31/12                15,276                           14,325
 4/30/12                14,710                           14,081
 5/31/12                12,875                           12,476
 6/30/12                13,791                           13,294
 7/31/12                13,721                           13,459
 8/31/12                14,286                           13,843
 9/30/12                14,781                           14,263
10/31/12                14,955                           14,363
11/30/12                15,175                           14,665
12/31/12                15,926                           15,109
 1/31/13                16,708                           15,852
 2/28/13                16,183                           15,694
 3/31/13                16,210                           15,818
 4/30/13                16,993                           16,539
 5/31/13                16,759                           16,168
 6/30/13                16,160                           15,563
 7/31/13                17,239                           16,391
 8/31/13                17,121                           16,180
 9/30/13                18,431                           17,323
10/31/13                19,051                           17,904
11/30/13                19,123                           18,014
12/31/13                19,533                           18,285
 1/31/14                18,815                           17,547
 2/28/14                19,868                           18,505
 3/31/14                19,733                           18,422
 4/30/14                20,025                           18,712
 5/31/14                20,244                           19,002
 6/30/14                20,495                           19,272
 7/31/14                20,026                           18,928           Past performance is not predictive of
 8/31/14                20,013                           18,943           future performance.
 9/30/14                19,115                           18,165           The returns shown do not reflect the
10/31/14                18,806                           17,877           deduction of taxes that a shareholder
          Average Annual         One         Five        Ten              would pay on fund distributions or the
          Total Return           Year        Years      Years             redemption of fund shares.
          ---------------------------------------------------------       MSCI data copyright MSCI 2014, all
                                -1.29%       5.62%      6.52%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
March 6, 2008-October 31, 2014

                                    [CHART]

               T.A World ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
 3/06/08              10,000                        10,000
 3/31/08              10,160                         9,940
 4/30/08              10,630                        10,541
 5/31/08              10,750                        10,708
 6/30/08               9,681                         9,828
 7/31/08               9,357                         9,474
 8/31/08               8,942                         9,031
 9/30/08               7,757                         7,674
10/31/08               5,929                         5,985
11/30/08               5,584                         5,638
12/31/08               6,015                         5,960
 1/31/09               5,382                         5,433
 2/28/09               4,841                         4,926
 3/31/09               5,344                         5,321
 4/30/09               6,193                         6,046
 5/31/09               7,186                         6,865
 6/30/09               7,119                         6,789
 7/31/09               7,884                         7,453
 8/31/09               8,205                         7,729
 9/30/09               8,681                         8,126
10/31/09               8,442                         8,025
11/30/09               8,743                         8,255
12/31/09               8,924                         8,430
 1/31/10               8,486                         8,018
 2/28/10               8,528                         8,018
 3/31/10               9,183                         8,563
 4/30/10               9,152                         8,488
 5/31/10               8,129                         7,595
 6/30/10               8,051                         7,497
 7/31/10               8,874                         8,174
 8/31/10               8,579                         7,950
 9/30/10               9,531                         8,741
10/31/10               9,859                         9,038
11/30/10               9,488                         8,689
12/31/10              10,314                         9,370
 1/31/11              10,431                         9,462
 2/28/11              10,644                         9,711
 3/31/11              10,649                         9,689
 4/30/11              11,182                        10,162
 5/31/11              10,851                         9,869
 6/30/11              10,663                         9,726
 7/31/11              10,490                         9,593
 8/31/11               9,530                         8,771
 9/30/11               8,278                         7,795
10/31/11               9,115                         8,617
11/30/11               8,799                         8,177
12/31/11               8,560                         8,086
 1/31/12               9,294                         8,634
 2/29/12               9,809                         9,119
 3/31/12               9,721                         8,994
 4/30/12               9,502                         8,852
 5/31/12               8,405                         7,847
 6/30/12               8,878                         8,309
 7/31/12               8,867                         8,427
 8/31/12               9,123                         8,603
 9/30/12               9,494                         8,925
10/31/12               9,561                         8,959
11/30/12               9,729                         9,130
12/31/12              10,221                         9,446
 1/31/13              10,581                         9,830
 2/28/13              10,480                         9,726
 3/31/13              10,548                         9,746
 4/30/13              10,886                        10,104
 5/31/13              10,638                         9,870
 6/30/13              10,191                         9,442
 7/31/13              10,704                         9,856
 8/31/13              10,556                         9,720
 9/30/13              11,347                        10,395
10/31/13              11,749                        10,777
11/30/13              11,760                        10,795
12/31/13              11,919                        10,890
 1/31/14              11,433                        10,396
 2/28/14              12,058                        10,918
 3/31/14              12,110                        10,946
 4/30/14              12,238                        11,090
 5/31/14              12,412                        11,306
 6/30/14              12,634                        11,496
 7/31/14              12,399                        11,382
 8/31/14              12,517                        11,445               Past performance is not predictive of
 9/30/14              11,837                        10,891               future performance.
10/31/14              11,719                        10,783               The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         Average Annual        One        Five         Since             would pay on fund distributions or the
         Total Return          Year       Years      Inception           redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2014, all
                              -0.25%      6.78%        2.41%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index/SM/......... 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The tax management strategies employed by the Master Fund are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Master Fund held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2014, total returns were 14.98% for the Portfolio and 15.76% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Lower book to market stocks outperformed higher book to market stocks within the index. The Tax-Managed U.S. Marketwide Value Portfolio had less weight than the index in lower book to market stocks, which detracted from relative performance. The Master Fund excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Portfolio's relative performance.

Tax-Managed U.S. Equity Portfolio

   The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,470 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 15.89% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") detracted from the Portfolio's relative performance as REITs outperformed during the period.

Tax-Managed U.S. Targeted Value Portfolio

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 11.10% for the Portfolio and 7.89% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Mid-cap value stocks significantly outperformed small cap value stocks during the period. The portfolio had a greater weight than the Index in mid-cap value stocks and less weight in small cap value stocks, and these differences were the primary driver of the Portfolio's relative outperformance.

Tax-Managed U.S. Small Cap Portfolio

   The Tax-Managed U.S. Small Cap Portfolio invests in U.S. small company stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 1,860 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 8.58% for the Portfolio and 8.06% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio excluded certain stocks with low profitability that were held by the Index. These stocks generally underperformed during the period and the exclusion detracted from the Portfolio's relative performance.

T.A. U.S. Core Equity 2 Portfolio

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. equity securities, with increased exposure to smaller company stocks and value stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 2,680 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were 13.88% for the Portfolio and 16.07% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small cap stocks and less weight in large cap stocks, which contributed to the Portfolio's relative underperformance as small cap stocks strongly underperformed large cap stocks during the period. The Portfolio's exclusion of REITs also detracted from the Portfolio's relative performance as REITs outperformed most other sectors during the period.

 International Equity Market Review          12 Months Ended October 31, 2014

   Performance of non-U.S. developed markets was generally negative for the period. Only large cap growth stocks had positive returns. As measured by the MSCI world ex USA indices, large cap stocks outperformed small cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -0.15%
           MSCI World ex USA Small Cap Index.         -2.14%
           MSCI World ex USA Value Index.....         -0.62%
           MSCI World ex USA Growth Index....          0.31%

   During the period, the U.S. dollar (USD) appreciated against developed markets currencies, detracting from USD-denominated returns of non-U.S. securities in developed markets.

                           12 Months Ended October 31, 2014
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.55%             0.12%
                  Japan.............................    13.47%            -0.70%
                  Canada............................    12.71%             4.26%
                  France............................     1.34%            -6.61%
                  Switzerland.......................     9.61%             3.13%
                  Germany...........................     2.52%            -5.52%
                  Australia.........................     6.74%            -0.92%
                  Spain.............................    10.44%             1.78%
                  Hong Kong.........................    10.24%            10.21%
                  Sweden............................    13.18%            -1.03%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

   Emerging markets generally had stronger performance over the period than developed markets with positive returns in each market segment except large cap value. As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2014
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........          0.64%
         MSCI Emerging Markets Small Cap Index.          3.18%
         MSCI Emerging Markets Value Index.....         -0.63%
         MSCI Emerging Markets Growth Index....          1.89%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, particularly those in Eastern Europe, decreasing USD denominated returns in emerging markets.

                       12 Months Ended October 31, 2014
                        --------------------------------

 Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollar
 ------------------------------------------  ------------ ---------------------
               China........................     6.44%             6.41%
               Korea........................    -6.24%            -6.94%
               Taiwan.......................    13.99%            10.11%
               Brazil.......................    -0.30%            -9.65%
               South Africa.................    17.13%             6.09%
               India........................    29.27%            29.39%
               Mexico.......................    10.96%             6.98%
               Russia.......................    -4.56%           -24.40%
               Malaysia.....................     3.85%            -0.37%
               Indonesia....................    17.88%             9.95%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2014, all rights reserved.

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of international large company value stocks. Value is measured primarily by book-to-market ratio. The tax managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 530 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -1.29% for the Portfolio and -0.15% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to value stocks. Value stocks, particularly those in Canada, generally underperformed the Index, which detracted from the Portfolio's relative performance.

T.A. World ex U.S. Core Equity Portfolio

   The T.A. World ex U.S. Core Equity Portfolio invests in a broadly diversified group of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2014, total returns were -0.25% for the Portfolio and 0.06% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests across all size categories while the Index primarily holds large and mid-cap stocks. Small cap stocks generally underperformed during the period, and the Portfolio's exposure to small cap stocks, particularly in Canada, detracted from the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks (as measured by book-to-market ratio) detracted from the Portfolio's relative performance as value stocks underperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2014
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,061.50    0.37%    $1.92
Hypothetical 5% Annual Return................. $1,000.00 $1,023.34    0.37%    $1.89

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,075.40    0.22%    $1.15
Hypothetical 5% Annual Return................. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/14  10/31/14    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,034.70    0.43%    $2.21
Hypothetical 5% Annual Return................. $1,000.00 $1,023.04    0.43%    $2.19

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $1,037.70    0.52%    $2.67
Hypothetical 5% Annual Return................. $1,000.00 $1,022.58    0.52%    $2.65

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,056.30    0.24%    $1.24
Hypothetical 5% Annual Return................. $1,000.00 $1,024.00    0.24%    $1.22

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  939.10    0.53%    $2.59
Hypothetical 5% Annual Return................. $1,000.00 $1,022.53    0.53%    $2.70

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $  957.70    0.45%    $2.22
Hypothetical 5% Annual Return................. $1,000.00 $1,022.94    0.45%    $2.29

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         Tax-Managed U.S. Equity Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   8.8%
Energy.......................................   8.9%
Financials...................................  14.6%
Health Care..................................  14.2%
Industrials..................................  11.7%
Information Technology.......................  19.6%
Materials....................................   3.8%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.2%
Utilities....................................   3.3%
                                              -----
                                              100.0%

     Tax-Managed U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.8%
Consumer Staples.............................   3.3%
Energy.......................................   8.3%
Financials...................................  25.9%
Health Care..................................   6.3%
Industrials..................................  17.0%
Information Technology.......................  13.6%
Materials....................................   8.4%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.9%
Utilities....................................   0.5%
                                              -----
                                              100.0%

       Tax-Managed U.S. Small Cap Portfolio
Consumer Discretionary.......................  16.2%
Consumer Staples.............................   4.3%
Energy.......................................   4.8%
Financials...................................  19.8%
Health Care..................................   9.5%
Industrials..................................  18.2%
Information Technology.......................  17.5%
Materials....................................   5.6%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  14.6%
Consumer Staples.............................   6.0%
Energy.......................................  10.7%
Financials...................................  17.7%
Health Care..................................  10.9%
Industrials..................................  14.5%
Information Technology.......................  15.8%
Materials....................................   5.2%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.7%
Utilities....................................   1.9%
                                              -----
                                              100.0%

   Tax-Managed DFA International Value Portfolio
Consumer Discretionary.......................  10.5%
Consumer Staples.............................   4.2%
Energy.......................................  12.9%
Financials...................................  35.8%
Health Care..................................   4.1%
Industrials..................................   9.6%
Information Technology.......................   3.2%
Materials....................................  11.2%
Other........................................    --
Telecommunication Services...................   5.0%
Utilities....................................   3.5%
                                              -----
                                              100.0%

     T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary.......................  13.9%
Consumer Staples.............................   7.6%
Energy.......................................   8.2%
Financials...................................  22.7%
Health Care..................................   5.6%
Industrials..................................  15.7%
Information Technology.......................   8.1%
Materials....................................  11.1%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2014

                                                                   Value+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................ $3,663,379,468
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,984,418,632).................................... $3,663,379,468
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (91.8%)
 Consumer Discretionary -- (11.8%)
 *   Amazon.com, Inc...................    39,712 $ 12,130,428            0.5%
     Comcast Corp. Class A.............   227,903   12,614,431            0.6%
     Home Depot, Inc. (The)............   148,640   14,495,373            0.6%
     McDonald's Corp...................   107,641   10,089,191            0.4%
     Walt Disney Co. (The).............   183,316   16,751,416            0.7%
     Other Securities..................            230,028,259           10.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            296,109,098           12.8%
                                                  ------------           -----
 Consumer Staples -- (8.1%)
     Altria Group, Inc.................   214,752   10,381,112            0.5%
     Coca-Cola Co. (The)...............   435,710   18,247,535            0.8%
     CVS Health Corp...................   132,004   11,327,263            0.5%
     PepsiCo, Inc......................   166,178   15,981,338            0.7%
     Philip Morris International, Inc..   172,168   15,324,674            0.7%
     Procter & Gamble Co. (The)........   296,869   25,907,758            1.1%
     Wal-Mart Stores, Inc..............   175,993   13,422,986            0.6%
     Other Securities..................             92,423,832            3.9%
                                                  ------------           -----
 Total Consumer Staples................            203,016,498            8.8%
                                                  ------------           -----
 Energy -- (8.1%)
     Chevron Corp......................   209,586   25,139,841            1.1%
     ConocoPhillips....................   132,812    9,582,386            0.4%
     Exxon Mobil Corp..................   470,724   45,523,718            2.0%
     Schlumberger, Ltd.................   143,494   14,157,118            0.6%
     Other Securities..................            110,252,507            4.8%
                                                  ------------           -----
 Total Energy..........................            204,655,570            8.9%
                                                  ------------           -----
 Financials -- (13.4%)
     American Express Co...............   103,359    9,297,142            0.4%
     Bank of America Corp.............. 1,160,707   19,917,732            0.9%
 *   Berkshire Hathaway, Inc. Class B..   201,569   28,251,911            1.2%
     Citigroup, Inc....................   334,942   17,929,445            0.8%
     JPMorgan Chase & Co...............   417,021   25,221,430            1.1%
     Wells Fargo & Co..................   550,965   29,250,732            1.3%
     Other Securities..................            205,589,563            8.8%
                                                  ------------           -----
 Total Financials......................            335,457,955           14.5%
                                                  ------------           -----
 Health Care -- (13.1%)
     AbbVie, Inc.......................   172,168   10,925,781            0.5%
     Amgen, Inc........................    82,518   13,382,769            0.6%
     Bristol-Myers Squibb Co...........   181,943   10,587,263            0.5%
 *   Celgene Corp......................    87,214    9,339,747            0.4%
 *   Gilead Sciences, Inc..............   166,797   18,681,264            0.8%
     Johnson & Johnson.................   312,626   33,694,830            1.5%
     Merck & Co., Inc..................   322,370   18,678,118            0.8%
     Pfizer, Inc.......................   696,727   20,866,974            0.9%
     UnitedHealth Group, Inc...........   108,703   10,327,872            0.5%
     Other Securities..................            181,659,814            7.7%
                                                  ------------           -----
 Total Health Care.....................            328,144,432           14.2%
                                                  ------------           -----
 Industrials -- (10.7%)
     3M Co.............................    67,855   10,434,063            0.5%
     Boeing Co. (The)..................    75,085    9,378,867            0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  1,108,872 $   28,619,986            1.3%
      Union Pacific Corp.................................    100,032     11,648,726            0.5%
      United Technologies Corp...........................     95,229     10,189,503            0.5%
      Other Securities...................................               198,305,242            8.4%
                                                                     --------------          ------
Total Industrials........................................               268,576,387           11.6%
                                                                     --------------          ------
Information Technology -- (18.0%)
      Apple, Inc.........................................    677,523     73,172,484            3.2%
      Cisco Systems, Inc.................................    568,169     13,903,095            0.6%
*     Facebook, Inc. Class A.............................    222,482     16,683,925            0.7%
*     Google, Inc. Class A...............................     30,123     17,105,948            0.8%
*     Google, Inc. Class C...............................     30,123     16,841,167            0.7%
      Intel Corp.........................................    549,375     18,684,244            0.8%
      International Business Machines Corp...............    105,694     17,376,094            0.8%
      MasterCard, Inc. Class A...........................    108,420      9,080,175            0.4%
      Microsoft Corp.....................................    867,308     40,720,111            1.8%
      Oracle Corp........................................    400,229     15,628,942            0.7%
      QUALCOMM, Inc......................................    184,713     14,501,818            0.6%
      Visa, Inc. Class A.................................     53,984     13,033,357            0.6%
      Other Securities...................................               185,667,698            7.9%
                                                                     --------------          ------
Total Information Technology.............................               452,399,058           19.6%
                                                                     --------------          ------
Materials -- (3.5%)
      Other Securities...................................                87,575,466            3.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                    10,390            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    570,785     19,886,149            0.9%
      Verizon Communications, Inc........................    448,711     22,547,728            1.0%
      Other Securities...................................                 9,305,165            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                51,739,042            2.2%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................                75,893,948            3.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,303,577,844           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    18,621            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 10,354,688     10,354,688            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund..................... 17,011,396    196,821,854            8.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,301,704,150)................................              $2,510,773,007          108.6%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  296,109,098           --   --    $  296,109,098
  Consumer Staples..............    203,016,498           --   --       203,016,498
  Energy........................    204,655,570           --   --       204,655,570
  Financials....................    335,457,307 $        648   --       335,457,955
  Health Care...................    328,136,294        8,138   --       328,144,432
  Industrials...................    268,576,387           --   --       268,576,387
  Information Technology........    452,399,058           --   --       452,399,058
  Materials.....................     87,575,466           --   --        87,575,466
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.         10,390           --   --            10,390
  Telecommunication Services....     51,739,042           --   --        51,739,042
  Utilities.....................     75,893,948           --   --        75,893,948
Rights/Warrants.................             --       18,621   --            18,621
Temporary Cash Investments......     10,354,688           --   --        10,354,688
Securities Lending Collateral...             --  196,821,854   --       196,821,854
                                 -------------- ------------   --    --------------
TOTAL........................... $2,313,923,746 $196,849,261   --    $2,510,773,007
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (13.3%)
#   Dillard's, Inc. Class A................   254,247 $ 26,889,163            0.8%
    Foot Locker, Inc.......................   242,147   13,562,653            0.4%
#   GameStop Corp. Class A.................   431,501   18,450,983            0.5%
    Gannett Co., Inc.......................   412,001   12,978,031            0.4%
#*  Iconix Brand Group, Inc................   330,870   13,238,109            0.4%
    Other Securities.......................            475,952,207           13.2%
                                                      ------------           -----
Total Consumer Discretionary...............            561,071,146           15.7%
                                                      ------------           -----
Consumer Staples -- (2.8%)
#*  Hain Celestial Group, Inc. (The).......   130,526   14,129,439            0.4%
    Other Securities.......................            101,937,460            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            116,066,899            3.3%
                                                      ------------           -----
Energy -- (7.0%)
    Bristow Group, Inc.....................   174,943   12,928,288            0.4%
#   Exterran Holdings, Inc.................   320,367   12,600,034            0.4%
*   Helix Energy Solutions Group, Inc......   562,740   14,991,394            0.4%
    Tesoro Corp............................   419,582   29,962,351            0.8%
    Western Refining, Inc..................   378,467   17,254,311            0.5%
    Other Securities.......................            205,940,601            5.7%
                                                      ------------           -----
Total Energy...............................            293,676,979            8.2%
                                                      ------------           -----
Financials -- (21.8%)
    Allied World Assurance Co. Holdings AG.   466,524   17,727,912            0.5%
    American Financial Group, Inc..........   370,385   22,160,135            0.6%
    Assurant, Inc..........................   331,133   22,589,893            0.6%
    Axis Capital Holdings, Ltd.............   302,382   14,556,669            0.4%
    CNO Financial Group, Inc............... 1,264,042   22,917,081            0.6%
*   E*TRADE Financial Corp.................   618,552   13,793,710            0.4%
    Endurance Specialty Holdings, Ltd......   206,632   11,974,324            0.3%
    Everest Re Group, Ltd..................   104,016   17,750,330            0.5%
*   Genworth Financial, Inc. Class A.......   923,584   12,920,940            0.4%
    Legg Mason, Inc........................   349,011   18,148,572            0.5%
#   NASDAQ OMX Group, Inc. (The)...........   416,712   18,026,961            0.5%
    PartnerRe, Ltd.........................   163,753   18,944,585            0.5%
    Protective Life Corp...................   263,755   18,378,448            0.5%
    Reinsurance Group of America, Inc......   235,808   19,866,824            0.6%
    Other Securities.......................            668,927,868           18.8%
                                                      ------------           -----
Total Financials...........................            918,684,252           25.7%
                                                      ------------           -----
Health Care -- (5.3%)
#*  Community Health Systems, Inc..........   235,709   12,956,924            0.4%
*   LifePoint Hospitals, Inc...............   217,249   15,207,430            0.4%
    Omnicare, Inc..........................   317,727   21,157,441            0.6%
    Other Securities.......................            175,208,246            4.9%
                                                      ------------           -----
Total Health Care..........................            224,530,041            6.3%
                                                      ------------           -----
Industrials -- (14.3%)
    AMERCO.................................    88,302   23,940,438            0.7%
*   Avis Budget Group, Inc.................   549,560   30,637,970            0.9%
    Curtiss-Wright Corp....................   193,210   13,372,064            0.4%
*   Esterline Technologies Corp............   124,499   14,580,078            0.4%
    GATX Corp..............................   210,848   13,367,763            0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,383,605 $   15,966,802            0.5%
      Owens Corning......................................    367,806     11,791,860            0.3%
      Ryder System, Inc..................................    233,530     20,660,399            0.6%
#     Trinity Industries, Inc............................    554,828     19,812,908            0.6%
      Other Securities...................................               437,652,859           12.0%
                                                                     --------------          ------
Total Industrials........................................               601,783,141           16.8%
                                                                     --------------          ------
Information Technology -- (11.5%)
*     ARRIS Group, Inc...................................    449,224     13,485,704            0.4%
*     Arrow Electronics, Inc.............................    351,633     19,993,852            0.6%
      Avnet, Inc.........................................    313,439     13,556,237            0.4%
#*    First Solar, Inc...................................    251,802     14,831,138            0.4%
*     Ingram Micro, Inc. Class A.........................    553,452     14,854,652            0.4%
#     SYNNEX Corp........................................    188,595     13,047,002            0.4%
*     TriQuint Semiconductor, Inc........................    711,347     15,386,436            0.4%
#*    Virtusa Corp.......................................    319,624     13,098,192            0.4%
      Other Securities...................................               365,890,271           10.2%
                                                                     --------------          ------
Total Information Technology.............................               484,143,484           13.6%
                                                                     --------------          ------
Materials -- (7.1%)
*     Century Aluminum Co................................    414,244     12,129,064            0.3%
      MeadWestvaco Corp..................................    386,074     17,052,889            0.5%
      Reliance Steel & Aluminum Co.......................    202,824     13,686,563            0.4%
      Rock-Tenn Co. Class A..............................    299,934     15,341,624            0.4%
      Westlake Chemical Corp.............................    191,836     13,534,030            0.4%
      Other Securities...................................               225,053,507            6.3%
                                                                     --------------          ------
Total Materials..........................................               296,797,677            8.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                    94,065            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.8%)
      Other Securities...................................                32,961,604            0.9%
                                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................................                18,318,540            0.5%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,548,127,828           99.3%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   270,568            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.077%. 25,153,854     25,153,854            0.7%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 55,038,894    636,800,004           17.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,703,041,710)................................              $4,210,352,254          117.9%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  561,071,146           --   --    $  561,071,146
  Consumer Staples..............    116,066,899           --   --       116,066,899
  Energy........................    293,676,979           --   --       293,676,979
  Financials....................    918,572,674 $    111,578   --       918,684,252
  Health Care...................    224,451,559       78,482   --       224,530,041
  Industrials...................    601,781,204        1,937   --       601,783,141
  Information Technology........    484,143,484           --   --       484,143,484
  Materials.....................    296,797,677           --   --       296,797,677
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.         94,065           --   --            94,065
  Telecommunication Services....     32,961,604           --   --        32,961,604
  Utilities.....................     18,318,540           --   --        18,318,540
Rights/Warrants.................             --      270,568   --           270,568
Temporary Cash Investments......     25,153,854           --   --        25,153,854
Securities Lending Collateral...             --  636,800,004   --       636,800,004
                                 -------------- ------------   --    --------------
TOTAL........................... $3,573,089,685 $637,262,569   --    $4,210,352,254
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (79.6%)
Consumer Discretionary -- (12.9%)
    Big Lots, Inc..................................  87,036 $  3,973,193            0.2%
#*  Iconix Brand Group, Inc........................ 102,033    4,082,340            0.2%
    Lithia Motors, Inc. Class A....................  51,735    4,015,671            0.2%
#*  Office Depot, Inc.............................. 836,472    4,366,384            0.2%
    Other Securities...............................          317,969,211           15.2%
                                                            ------------           -----
Total Consumer Discretionary.......................          334,406,799           16.0%
                                                            ------------           -----
Consumer Staples -- (3.4%)
#*  Pilgrim's Pride Corp........................... 173,140    4,918,907            0.2%
    Spectrum Brands Holdings, Inc..................  41,553    3,764,286            0.2%
    Other Securities...............................           80,664,620            3.9%
                                                            ------------           -----
Total Consumer Staples.............................           89,347,813            4.3%
                                                            ------------           -----
Energy -- (3.8%)
#   Bristow Group, Inc.............................  53,346    3,942,269            0.2%
#   Exterran Holdings, Inc.........................  96,024    3,776,624            0.2%
    Western Refining, Inc.......................... 181,222    8,261,911            0.4%
    Other Securities...............................           83,702,768            4.0%
                                                            ------------           -----
Total Energy.......................................           99,683,572            4.8%
                                                            ------------           -----
Financials -- (15.7%)
    Cathay General Bancorp......................... 161,692    4,270,286            0.2%
    CNO Financial Group, Inc....................... 336,171    6,094,780            0.3%
#   First American Financial Corp.................. 128,060    3,882,779            0.2%
    Hanover Insurance Group, Inc. (The)............  60,958    4,080,529            0.2%
#   Investors Bancorp, Inc......................... 415,530    4,466,947            0.2%
    PacWest Bancorp................................ 131,887    5,626,299            0.3%
    Primerica, Inc.................................  80,041    4,094,097            0.2%
#   Radian Group, Inc.............................. 324,032    5,459,939            0.3%
    StanCorp Financial Group, Inc..................  59,107    4,111,483            0.2%
    TCF Financial Corp............................. 255,885    3,953,423            0.2%
    Webster Financial Corp......................... 144,207    4,519,447            0.2%
*   Western Alliance Bancorp....................... 158,880    4,229,386            0.2%
    Other Securities...............................          354,638,956           16.9%
                                                            ------------           -----
Total Financials...................................          409,428,351           19.6%
                                                            ------------           -----
Health Care -- (7.6%)
*   Charles River Laboratories International, Inc..  70,800    4,471,728            0.2%
*   Health Net, Inc................................  96,107    4,566,044            0.2%
#*  Lannett Co., Inc...............................  69,926    3,966,203            0.2%
#*  PAREXEL International Corp.....................  71,310    3,872,846            0.2%
#*  Prestige Brands Holdings, Inc.................. 110,081    3,899,069            0.2%
    STERIS Corp....................................  61,168    3,780,182            0.2%
*   VCA, Inc.......................................  94,753    4,317,894            0.2%
    Other Securities...............................          168,441,466            8.0%
                                                            ------------           -----
Total Health Care..................................          197,315,432            9.4%
                                                            ------------           -----
Industrials -- (14.5%)
    Alaska Air Group, Inc..........................  71,514    3,806,690            0.2%
    AMERCO.........................................  25,259    6,848,220            0.3%
*   Avis Budget Group, Inc......................... 130,275    7,262,831            0.4%
    Curtiss-Wright Corp............................  61,113    4,229,631            0.2%
#   EnerSys........................................  63,999    4,019,137            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
*     Esterline Technologies Corp........................     48,126 $    5,636,036            0.3%
#     Greenbrier Cos., Inc. (The)........................     60,056      3,755,902            0.2%
*     Middleby Corp. (The)...............................     49,527      4,383,139            0.2%
      Other Securities...................................               335,783,888           15.9%
                                                                     --------------          ------
Total Industrials........................................               375,725,474           17.9%
                                                                     --------------          ------
Information Technology -- (14.0%)
*     ARRIS Group, Inc...................................    170,706      5,124,594            0.2%
*     International Rectifier Corp.......................    110,063      4,377,206            0.2%
#     Lexmark International, Inc. Class A................     90,382      3,900,887            0.2%
*     Manhattan Associates, Inc..........................    103,202      4,139,432            0.2%
      Mentor Graphics Corp...............................    201,941      4,279,130            0.2%
      Methode Electronics, Inc...........................     97,435      3,836,990            0.2%
#*    RF Micro Devices, Inc..............................    337,172      4,386,608            0.2%
#     SYNNEX Corp........................................     63,951      4,424,130            0.2%
*     TriQuint Semiconductor, Inc........................    253,709      5,487,726            0.3%
#*    Tyler Technologies, Inc............................     34,175      3,824,866            0.2%
      Other Securities...................................               319,406,813           15.2%
                                                                     --------------          ------
Total Information Technology.............................               363,188,382           17.3%
                                                                     --------------          ------
Materials -- (4.4%)
*     Century Aluminum Co................................    151,500      4,435,920            0.2%
*     KapStone Paper and Packaging Corp..................    152,404      4,687,947            0.2%
      PolyOne Corp.......................................    131,230      4,856,822            0.2%
      Other Securities...................................               101,509,112            4.9%
                                                                     --------------          ------
Total Materials..........................................               115,489,801            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   237,128            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                17,968,748            0.9%
                                                                     --------------          ------
Utilities -- (2.6%)
      IDACORP, Inc.......................................     64,563      4,082,318            0.2%
      Other Securities...................................                62,324,813            3.0%
                                                                     --------------          ------
Total Utilities..........................................                66,407,131            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,069,198,631           98.9%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     5,669            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.077%. 26,654,455     26,654,455            1.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (19.4%)
(S)@  DFA Short Term Investment Fund..................... 43,500,592    503,301,846           24.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,648,995,120)................................              $2,599,160,601          124.2%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  334,406,799           --   --    $  334,406,799
  Consumer Staples..............     89,347,813           --   --        89,347,813
  Energy........................     99,683,572           --   --        99,683,572
  Financials....................    409,391,357 $     36,994   --       409,428,351
  Health Care...................    197,228,586       86,846   --       197,315,432
  Industrials...................    375,725,236          238   --       375,725,474
  Information Technology........    363,188,382           --   --       363,188,382
  Materials.....................    115,489,801           --   --       115,489,801
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        237,128           --   --           237,128
  Telecommunication Services....     17,968,748           --   --        17,968,748
  Utilities.....................     66,407,131           --   --        66,407,131
Rights/Warrants.................             --        5,669   --             5,669
Temporary Cash Investments......     26,654,455           --   --        26,654,455
Securities Lending Collateral...             --  503,301,846   --       503,301,846
                                 -------------- ------------   --    --------------
TOTAL........................... $2,095,729,008 $503,431,593   --    $2,599,160,601
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (89.6%)
 Consumer Discretionary -- (13.1%)
     Comcast Corp. Class A..............   590,048 $ 32,659,157            0.7%
     Ford Motor Co......................   991,239   13,966,558            0.3%
     Lowe's Cos., Inc...................   218,761   12,513,129            0.3%
     Time Warner Cable, Inc.............    88,298   12,998,349            0.3%
     Time Warner, Inc...................   218,287   17,347,268            0.4%
     Walt Disney Co. (The)..............   365,590   33,407,614            0.7%
     Other Securities...................            615,333,399           11.9%
                                                   ------------           -----
 Total Consumer Discretionary...........            738,225,474           14.6%
                                                   ------------           -----
 Consumer Staples -- (5.4%)
     Coca-Cola Co. (The)................   322,507   13,506,593            0.3%
     CVS Health Corp....................   278,252   23,876,804            0.5%
     PepsiCo, Inc.......................   148,327   14,264,608            0.3%
     Procter & Gamble Co. (The).........   274,994   23,998,726            0.5%
     Wal-Mart Stores, Inc...............   278,096   21,210,382            0.4%
     Other Securities...................            206,273,038            4.0%
                                                   ------------           -----
 Total Consumer Staples.................            303,130,151            6.0%
                                                   ------------           -----
 Energy -- (9.6%)
     Anadarko Petroleum Corp............   156,692   14,381,192            0.3%
     Chevron Corp.......................   423,827   50,838,049            1.0%
     ConocoPhillips.....................   334,394   24,126,527            0.5%
     EOG Resources, Inc.................   200,013   19,011,236            0.4%
     Exxon Mobil Corp................... 1,180,695  114,185,013            2.3%
     Occidental Petroleum Corp..........   233,538   20,768,534            0.4%
     Schlumberger, Ltd..................   159,494   15,735,678            0.3%
     Other Securities...................            281,533,550            5.5%
                                                   ------------           -----
 Total Energy...........................            540,579,779           10.7%
                                                   ------------           -----
 Financials -- (15.9%)
     American International Group, Inc..   306,497   16,419,044            0.3%
     Bank of America Corp............... 1,929,912   33,117,290            0.7%
 *   Berkshire Hathaway, Inc. Class B...   115,079   16,129,473            0.3%
     Citigroup, Inc.....................   672,133   35,979,279            0.7%
     Goldman Sachs Group, Inc. (The)....    78,303   14,876,787            0.3%
     JPMorgan Chase & Co................   899,243   54,386,217            1.1%
     Travelers Cos., Inc. (The).........   112,519   11,341,915            0.2%
     U.S. Bancorp.......................   381,670   16,259,142            0.3%
     Wells Fargo & Co................... 1,199,886   63,701,948            1.3%
     Other Securities...................            632,014,031           12.5%
                                                   ------------           -----
 Total Financials.......................            894,225,126           17.7%
                                                   ------------           -----
 Health Care -- (9.7%)
     Amgen, Inc.........................    85,813   13,917,152            0.3%
 *   Express Scripts Holding Co.........   163,258   12,541,480            0.3%
 *   Gilead Sciences, Inc...............   109,368   12,249,216            0.3%
     Johnson & Johnson..................   332,083   35,791,906            0.7%
     Merck & Co., Inc...................   572,640   33,178,762            0.7%
     Pfizer, Inc........................ 1,225,094   36,691,565            0.7%
     UnitedHealth Group, Inc............   220,408   20,940,964            0.4%
     Other Securities...................            383,544,455            7.4%
                                                   ------------           -----
 Total Health Care......................            548,855,500           10.8%
                                                   ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.0%)
      FedEx Corp.........................................     75,208 $   12,589,819            0.3%
      General Electric Co................................  2,045,306     52,789,348            1.1%
      Union Pacific Corp.................................    219,888     25,605,958            0.5%
      Other Securities...................................               639,395,476           12.5%
                                                                     --------------          ------
Total Industrials........................................               730,380,601           14.4%
                                                                     --------------          ------
Information Technology -- (14.1%)
      Apple, Inc.........................................    845,964     91,364,112            1.8%
      Cisco Systems, Inc.................................  1,023,846     25,053,512            0.5%
      Hewlett-Packard Co.................................    633,851     22,742,574            0.5%
      Intel Corp.........................................  1,402,548     47,700,657            1.0%
      International Business Machines Corp...............     72,831     11,973,416            0.3%
*     Micron Technology, Inc.............................    431,051     14,263,478            0.3%
      Microsoft Corp.....................................    675,654     31,721,955            0.6%
      Oracle Corp........................................    401,851     15,692,282            0.3%
      QUALCOMM, Inc......................................    145,409     11,416,061            0.2%
      Visa, Inc. Class A.................................     71,331     17,221,443            0.4%
      Other Securities...................................               506,714,815            9.8%
                                                                     --------------          ------
Total Information Technology.............................               795,864,305           15.7%
                                                                     --------------          ------
Materials -- (4.6%)
      Dow Chemical Co. (The).............................    287,493     14,202,154            0.3%
      Other Securities...................................               247,951,988            4.9%
                                                                     --------------          ------
Total Materials..........................................               262,154,142            5.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   241,569            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................  1,975,593     68,829,660            1.4%
      Verizon Communications, Inc........................    740,077     37,188,869            0.8%
      Other Securities...................................                33,328,805            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................               139,347,334            2.8%
                                                                     --------------          ------

Utilities -- (1.7%)
      Other Securities...................................                94,162,676            1.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,047,166,657           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   110,929            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.077%.  6,534,172      6,534,172            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund..................... 50,125,050    579,946,827           11.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,585,029,602)...................................            $5,633,758,585          111.4%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  738,225,474           --   --    $  738,225,474
  Consumer Staples..............    303,130,151           --   --       303,130,151
  Energy........................    540,579,779           --   --       540,579,779
  Financials....................    894,220,473 $      4,653   --       894,225,126
  Health Care...................    548,799,186       56,314   --       548,855,500
  Industrials...................    730,380,375          226   --       730,380,601
  Information Technology........    795,864,305           --   --       795,864,305
  Materials.....................    262,154,142           --   --       262,154,142
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        241,569           --   --           241,569
  Telecommunication Services....    139,347,334           --   --       139,347,334
  Utilities.....................     94,162,676           --   --        94,162,676
Rights/Warrants.................             --      110,929   --           110,929
Temporary Cash Investments......      6,534,172           --   --         6,534,172
Securities Lending Collateral...             --  579,946,827   --       579,946,827
                                 -------------- ------------   --    --------------
TOTAL........................... $5,053,639,636 $580,118,949   --    $5,633,758,585
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (99.5%)
AUSTRALIA -- (6.3%)
    Macquarie Group, Ltd..........................   362,135 $ 19,571,223            0.7%
    Santos, Ltd................................... 1,402,673   16,073,580            0.5%
    Wesfarmers, Ltd...............................   786,520   30,609,540            1.0%
    Other Securities..............................            121,193,446            4.1%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            187,447,789            6.3%
                                                             ------------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................              4,577,836            0.2%
                                                             ------------            ----

BELGIUM -- (1.5%)
    Other Securities..............................             45,389,954            1.5%
                                                             ------------            ----

CANADA -- (8.3%)
    Manulife Financial Corp....................... 1,149,080   21,808,102            0.7%
    Suncor Energy, Inc............................ 1,078,999   38,313,775            1.3%
    Other Securities..............................            185,036,411            6.2%
                                                             ------------            ----
TOTAL CANADA......................................            245,158,288            8.2%
                                                             ------------            ----

CHINA -- (0.0%)
    Other Securities..............................                 10,188            0.0%
                                                             ------------            ----

DENMARK -- (1.4%)
    Other Securities..............................             40,342,565            1.4%
                                                             ------------            ----

FINLAND -- (0.9%)
    Other Securities..............................             25,249,042            0.9%
                                                             ------------            ----

FRANCE -- (8.8%)
    AXA SA........................................   987,329   22,805,842            0.8%
    BNP Paribas SA................................   534,480   33,587,822            1.1%
    Cie de St-Gobain..............................   365,627   15,716,421            0.5%
    GDF Suez...................................... 1,112,207   27,004,297            0.9%
    Orange SA..................................... 1,431,646   22,792,336            0.8%
    Renault SA....................................   255,508   19,006,284            0.6%
    Societe Generale SA...........................   437,609   21,088,828            0.7%
    Vivendi SA.................................... 1,017,849   24,865,321            0.8%
    Other Securities..............................             75,933,730            2.6%
                                                             ------------            ----
TOTAL FRANCE......................................            262,800,881            8.8%
                                                             ------------            ----

GERMANY -- (7.3%)
    Allianz SE....................................   180,892   28,765,830            1.0%
    Bayerische Motoren Werke AG...................   238,670   25,594,423            0.9%
    Daimler AG....................................   735,745   57,365,284            1.9%
    Muenchener Rueckversicherungs-Gesellschaft AG.   112,068   22,064,821            0.8%
    Other Securities..............................             84,040,688            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            217,831,046            7.3%
                                                             ------------            ----

HONG KONG -- (3.0%)
    Hutchison Whampoa, Ltd........................ 1,722,000   21,880,345            0.7%
    Other Securities..............................             67,147,089            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................             89,027,434            3.0%
                                                             ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.1%)
    Other Securities........................            $  3,744,029            0.1%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities........................              11,389,617            0.4%
                                                        ------------           -----

ITALY -- (1.7%)
    UniCredit SpA...........................  2,217,358   16,059,706            0.5%
    Other Securities........................              35,237,805            1.2%
                                                        ------------           -----
TOTAL ITALY.................................              51,297,511            1.7%
                                                        ------------           -----

JAPAN -- (22.4%)
    Honda Motor Co., Ltd....................    587,400   18,778,726            0.6%
    Mitsubishi Corp.........................    810,300   15,888,646            0.5%
    Mitsubishi UFJ Financial Group, Inc.....  7,211,034   42,034,655            1.4%
    Mizuho Financial Group, Inc............. 16,423,800   29,929,347            1.0%
    Nippon Steel & Sumitomo Metal Corp......  6,147,000   16,220,973            0.6%
    Nissan Motor Co., Ltd...................  1,881,900   17,166,125            0.6%
    NTT DOCOMO, Inc.........................  1,212,400   20,448,196            0.7%
    Sumitomo Mitsui Financial Group, Inc....    901,727   36,775,046            1.2%
    Other Securities........................             469,167,987           15.8%
                                                        ------------           -----
TOTAL JAPAN.................................             666,409,701           22.4%
                                                        ------------           -----

NETHERLANDS -- (3.1%)
    ArcelorMittal...........................  1,173,996   15,421,815            0.5%
*   ING Groep NV............................  1,669,297   23,904,937            0.8%
    Other Securities........................              52,403,011            1.8%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              91,729,763            3.1%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,524,023            0.1%
                                                        ------------           -----

NORWAY -- (0.8%)
    Other Securities........................              23,635,292            0.8%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,147,881            0.0%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................              34,883,879            1.2%
                                                        ------------           -----

SPAIN -- (2.4%)
    Iberdrola SA............................  3,507,164   24,826,918            0.8%
    Other Securities........................              47,596,283            1.6%
                                                        ------------           -----
TOTAL SPAIN.................................              72,423,201            2.4%
                                                        ------------           -----

SWEDEN -- (3.2%)
    Nordea Bank AB..........................  1,822,627   23,442,178            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  1,816,273   21,461,801            0.7%
    Other Securities........................              50,460,345            1.7%
                                                        ------------           -----
TOTAL SWEDEN................................              95,364,324            3.2%
                                                        ------------           -----

SWITZERLAND -- (10.4%)
    ABB, Ltd................................    727,335   15,956,762            0.5%
    Credit Suisse Group AG..................    734,673   19,574,478            0.7%
    Holcim, Ltd.............................    241,079   17,110,467            0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      Novartis AG.............................    811,428 $   75,302,834            2.5%
      Novartis AG ADR.........................    189,650     17,578,658            0.6%
      Swiss Re AG.............................    505,064     40,839,887            1.4%
      UBS AG..................................  1,447,678     25,172,419            0.8%
      Zurich Insurance Group AG...............    108,603     32,866,358            1.1%
      Other Securities........................                63,626,811            2.2%
                                                          --------------           -----
TOTAL SWITZERLAND.............................               308,028,674           10.4%
                                                          --------------           -----

UNITED KINGDOM -- (16.0%)
      Anglo American P.L.C....................    988,425     20,869,160            0.7%
      Barclays P.L.C..........................  4,242,534     16,316,440            0.6%
      Barclays P.L.C. Sponsored ADR...........  1,082,649     16,672,794            0.6%
      BP P.L.C. Sponsored ADR.................  2,472,795    107,467,670            3.6%
      HSBC Holdings P.L.C. Sponsored ADR......    800,394     40,836,102            1.4%
*     Lloyds Banking Group P.L.C.............. 20,203,383     24,948,932            0.8%
      Royal Dutch Shell P.L.C. ADR(780259107).    943,951     70,484,821            2.4%
      Royal Dutch Shell P.L.C. ADR(780259206).    417,249     29,954,306            1.0%
      Vodafone Group P.L.C....................  9,498,849     31,587,986            1.1%
      Vodafone Group P.L.C. Sponsored ADR.....    465,674     15,469,678            0.5%
      Other Securities........................                99,821,015            3.2%
                                                          --------------           -----
TOTAL UNITED KINGDOM..........................               474,428,904           15.9%
                                                          --------------           -----
TOTAL COMMON STOCKS...........................             2,954,841,822           99.3%
                                                          --------------           -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 3,797,856            0.1%
                                                          --------------           -----

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities........................                   149,763            0.0%
                                                          --------------           -----

SPAIN -- (0.0%)
      Other Securities........................                   205,735            0.0%
                                                          --------------           -----
TOTAL RIGHTS/WARRANTS.........................                   355,498            0.0%
                                                          --------------           -----

SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund..........  1,014,502     11,737,790            0.4%
                                                          --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,747,730,594).....................              $2,970,732,966           99.8%
                                                          ==============           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  4,071,113 $  183,376,676   --    $  187,447,789
  Austria.....................           --      4,577,836   --         4,577,836
  Belgium.....................      722,496     44,667,458   --        45,389,954
  Canada......................  245,158,288             --   --       245,158,288
  China.......................           --         10,188   --            10,188
  Denmark.....................           --     40,342,565   --        40,342,565
  Finland.....................           --     25,249,042   --        25,249,042
  France......................    9,331,186    253,469,695   --       262,800,881
  Germany.....................   17,237,838    200,593,208   --       217,831,046
  Hong Kong...................           --     89,027,434   --        89,027,434
  Ireland.....................    1,149,717      2,594,312   --         3,744,029
  Israel......................    1,764,423      9,625,194   --        11,389,617
  Italy.......................    2,173,566     49,123,945   --        51,297,511
  Japan.......................   25,127,798    641,281,903   --       666,409,701
  Netherlands.................    5,646,687     86,083,076   --        91,729,763
  New Zealand.................           --      2,524,023   --         2,524,023
  Norway......................           --     23,635,292   --        23,635,292
  Portugal....................           --      1,147,881   --         1,147,881
  Singapore...................           --     34,883,879   --        34,883,879
  Spain.......................       16,856     72,406,345   --        72,423,201
  Sweden......................    1,602,390     93,761,934   --        95,364,324
  Switzerland.................   23,563,232    284,465,442   --       308,028,674
  United Kingdom..............  292,980,459    181,448,445   --       474,428,904
Preferred Stocks
  Germany.....................           --      3,797,856   --         3,797,856
Rights/Warrants
  France......................           --        149,763   --           149,763
  Spain.......................           --        205,735   --           205,735
Securities Lending Collateral            --     11,737,790   --        11,737,790
                               ------------ --------------   --    --------------
TOTAL......................... $630,546,049 $2,340,186,917   --    $2,970,732,966
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (97.2%)
AUSTRALIA -- (5.2%)
    AMP, Ltd............................................   635,522 $  3,277,401            0.2%
    Australia & New Zealand Banking Group, Ltd..........   185,705    5,495,117            0.3%
    BHP Billiton, Ltd...................................   186,080    5,566,923            0.3%
    Commonwealth Bank of Australia......................    56,425    4,012,349            0.2%
    National Australia Bank, Ltd........................   168,696    5,218,738            0.3%
    Westpac Banking Corp................................   140,736    4,319,787            0.2%
    Woodside Petroleum, Ltd.............................   118,758    4,218,325            0.2%
    Other Securities....................................             72,501,357            3.5%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            104,609,997            5.2%
                                                                   ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................              7,133,866            0.4%
                                                                   ------------            ----

BELGIUM -- (1.0%)
    Other Securities....................................             19,732,718            1.0%
                                                                   ------------            ----

BRAZIL -- (1.6%)
    Other Securities....................................             31,683,895            1.6%
                                                                   ------------            ----

CANADA -- (7.0%)
    Magna International, Inc............................    33,072    3,264,211            0.2%
    Royal Bank of Canada................................    55,774    3,959,432            0.2%
    Suncor Energy, Inc..................................   108,988    3,870,014            0.2%
    Toronto-Dominion Bank (The).........................   104,500    5,143,175            0.3%
    Other Securities....................................            125,171,979            6.2%
                                                                   ------------            ----
TOTAL CANADA............................................            141,408,811            7.1%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              5,675,946            0.3%
                                                                   ------------            ----

CHINA -- (4.7%)
    China Construction Bank Corp. Class H............... 6,752,200    5,037,809            0.3%
    China Mobile, Ltd. Sponsored ADR....................    55,427    3,441,462            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 8,236,460    5,458,020            0.3%
    Other Securities....................................             81,066,460            4.0%
                                                                   ------------            ----
TOTAL CHINA.............................................             95,003,751            4.8%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              1,968,719            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                813,052            0.0%
                                                                   ------------            ----

DENMARK -- (1.1%)
    Other Securities....................................             21,951,049            1.1%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 99,779            0.0%
                                                                   ------------            ----

FINLAND -- (1.2%)
    Nokia Oyj...........................................   461,679    3,857,741            0.2%
    Other Securities....................................             20,522,772            1.0%
                                                                   ------------            ----
TOTAL FINLAND...........................................             24,380,513            1.2%
                                                                   ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
FRANCE -- (5.6%)
    BNP Paribas SA.....................................    66,145 $  4,156,688            0.2%
    GDF Suez...........................................   160,499    3,896,903            0.2%
    Orange SA..........................................   252,114    4,013,748            0.2%
    Sanofi.............................................    41,470    3,762,989            0.2%
    Total SA...........................................   167,313    9,989,131            0.5%
    Total SA Sponsored ADR.............................    85,482    5,119,517            0.3%
    Other Securities...................................             81,930,583            4.1%
                                                                  ------------           -----
TOTAL FRANCE...........................................            112,869,559            5.7%
                                                                  ------------           -----

GERMANY -- (4.9%)
    Allianz SE.........................................    26,904    4,278,331            0.2%
    BASF SE............................................    42,091    3,719,167            0.2%
    Bayer AG...........................................    22,361    3,198,110            0.2%
    Bayerische Motoren Werke AG........................    39,698    4,257,122            0.2%
    Daimler AG.........................................    86,917    6,776,829            0.4%
    Deutsche Telekom AG................................   227,966    3,436,204            0.2%
    Fresenius SE & Co. KGaA............................    65,014    3,345,361            0.2%
    RWE AG.............................................   106,628    3,783,350            0.2%
    Other Securities...................................             67,005,750            3.2%
                                                                  ------------           -----
TOTAL GERMANY..........................................             99,800,224            5.0%
                                                                  ------------           -----

GREECE -- (0.1%)
    Other Securities...................................              2,382,506            0.1%
                                                                  ------------           -----

HONG KONG -- (2.1%)
    Other Securities...................................             43,244,641            2.2%
                                                                  ------------           -----

HUNGARY -- (0.0%)
    Other Securities...................................                619,809            0.0%
                                                                  ------------           -----

INDIA -- (2.0%)
    Other Securities...................................             39,999,109            2.0%
                                                                  ------------           -----

INDONESIA -- (0.6%)
    Other Securities...................................             12,490,588            0.6%
                                                                  ------------           -----

IRELAND -- (0.3%)
    Other Securities...................................              6,964,676            0.3%
                                                                  ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    67,449    3,808,845            0.2%
    Other Securities...................................              7,047,265            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             10,856,110            0.5%
                                                                  ------------           -----

ITALY -- (1.9%)
    Other Securities...................................             37,493,880            1.9%
                                                                  ------------           -----

JAPAN -- (15.5%)
    Hitachi, Ltd.......................................   419,000    3,292,280            0.2%
    Honda Motor Co., Ltd...............................   104,000    3,324,800            0.2%
    Mizuho Financial Group, Inc........................ 1,822,055    3,320,359            0.2%
    Sumitomo Mitsui Financial Group, Inc...............   110,183    4,493,583            0.3%
    Toyota Motor Corp. Sponsored ADR...................    41,028    4,978,748            0.3%
    Other Securities...................................            293,915,348           14.5%
                                                                  ------------           -----
TOTAL JAPAN............................................            313,325,118           15.7%
                                                                  ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                        Shares    Value++   of Net Assets**
                                        ------    -------   ---------------
     MALAYSIA -- (1.0%)
         Other Securities..............         $19,566,123            1.0%
                                                -----------            ----

     MEXICO -- (1.2%)
         Other Securities..............          24,253,737            1.2%
                                                -----------            ----

     NETHERLANDS -- (1.9%)
     *   ING Groep NV Sponsored ADR.... 240,205   3,439,736            0.2%
         Other Securities..............          35,884,388            1.8%
                                                -----------            ----
     TOTAL NETHERLANDS.................          39,324,124            2.0%
                                                -----------            ----

     NEW ZEALAND -- (0.3%)
         Other Securities..............           5,297,476            0.3%
                                                -----------            ----

     NORWAY -- (0.7%)
         Other Securities..............          14,879,465            0.7%
                                                -----------            ----

     PERU -- (0.0%)
         Other Securities..............             584,385            0.0%
                                                -----------            ----

     PHILIPPINES -- (0.3%)
         Other Securities..............           7,008,746            0.3%
                                                -----------            ----

     POLAND -- (0.4%)
         Other Securities..............           8,105,082            0.4%
                                                -----------            ----

     PORTUGAL -- (0.2%)
         Other Securities..............           4,560,851            0.2%
                                                -----------            ----

     RUSSIA -- (0.4%)
         Other Securities..............           7,669,598            0.4%
                                                -----------            ----

     SINGAPORE -- (1.0%)
         Other Securities..............          21,134,474            1.1%
                                                -----------            ----

     SOUTH AFRICA -- (1.8%)
         Other Securities..............          36,975,854            1.9%
                                                -----------            ----

     SOUTH KOREA -- (3.8%)
         Samsung Electronics Co., Ltd..   6,639   7,742,011            0.4%
         Other Securities..............          68,227,614            3.4%
                                                -----------            ----
     TOTAL SOUTH KOREA.................          75,969,625            3.8%
                                                -----------            ----

     SPAIN -- (2.0%)
         Banco Santander SA............ 446,607   3,946,007            0.2%
         Iberdrola SA.................. 528,216   3,739,197            0.2%
         Other Securities..............          33,350,637            1.7%
                                                -----------            ----
     TOTAL SPAIN.......................          41,035,841            2.1%
                                                -----------            ----

     SWEDEN -- (2.3%)
         Other Securities..............          47,488,452            2.4%
                                                -----------            ----

     SWITZERLAND -- (5.2%)
         Nestle SA..................... 281,158  20,618,468            1.0%
         Novartis AG ADR............... 117,451  10,886,533            0.6%
         Roche Holding AG..............  19,398   5,724,376            0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                         Shares     Value++     of Net Assets**
                                         ------     -------     ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG.........................  46,425 $    3,753,963            0.2%
    Other Securities....................             63,315,729            3.1%
                                                 --------------           -----
TOTAL SWITZERLAND.......................            104,299,069            5.2%
                                                 --------------           -----

TAIWAN -- (3.7%)
    Other Securities....................             75,623,531            3.8%
                                                 --------------           -----

THAILAND -- (0.7%)
    Other Securities....................             14,780,771            0.7%
                                                 --------------           -----

TURKEY -- (0.5%)
    Other Securities....................              9,340,904            0.5%
                                                 --------------           -----

UNITED KINGDOM -- (13.7%)
    AstraZeneca P.L.C. Sponsored ADR....  53,810      3,924,901            0.2%
    BG Group P.L.C...................... 331,326      5,521,890            0.3%
    BP P.L.C. Sponsored ADR............. 239,210     10,396,067            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.. 144,142      7,354,125            0.4%
#   Rio Tinto P.L.C. Sponsored ADR......  89,653      4,300,654            0.2%
    Royal Dutch Shell P.L.C. ADR........ 167,001     12,469,965            0.6%
    Vodafone Group P.L.C. Sponsored ADR. 137,812      4,578,130            0.2%
    Other Securities....................            228,387,642           11.5%
                                                 --------------           -----
TOTAL UNITED KINGDOM....................            276,933,374           13.9%
                                                 --------------           -----

UNITED STATES -- (0.0%)
    Other Securities....................                136,004            0.0%
                                                 --------------           -----
TOTAL COMMON STOCKS.....................          1,969,475,802           98.7%
                                                 --------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.6%)
    Other Securities....................             12,303,542            0.6%
                                                 --------------           -----

CHILE -- (0.0%)
    Other Securities....................                 56,225            0.0%
                                                 --------------           -----

COLOMBIA -- (0.0%)
    Other Securities....................                365,740            0.0%
                                                 --------------           -----

GERMANY -- (0.1%)
    Other Securities....................                731,046            0.1%
                                                 --------------           -----

MALAYSIA -- (0.0%)
    Other Securities....................                  1,799            0.0%
                                                 --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities....................                 18,387            0.0%
                                                 --------------           -----
TOTAL PREFERRED STOCKS..................             13,476,739            0.7%
                                                 --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------           -----

BRAZIL -- (0.0%)
    Other Securities....................                     29            0.0%
                                                 --------------           -----

CHINA -- (0.0%)
    Other Securities....................                  1,168            0.0%
                                                 --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 FRANCE -- (0.0%)
        Other Securities................           $       75,252            0.0%
                                                   --------------          ------

 GERMANY -- (0.0%)
        Other Securities................                   20,817            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                   24,334            0.0%
                                                   --------------          ------

 INDONESIA -- (0.0%)
        Other Securities................                      833            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                   19,932            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 PORTUGAL -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   92,949            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       50            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                      467            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                   47,947            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  283,778            0.0%
                                                   --------------          ------

 SECURITIES LENDING COLLATERAL -- (2.1%)
 (S)@   DFA Short Term Investment Fund.. 3,630,495     42,004,824            2.1%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,708,921,106).................           $2,025,241,143          101.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  3,752,046 $100,857,951   --    $104,609,997
          Austria........           --    7,133,866   --       7,133,866
          Belgium........    2,290,471   17,442,247   --      19,732,718
          Brazil.........    8,943,244   22,740,651   --      31,683,895
          Canada.........  141,402,697        6,114   --     141,408,811
          Chile..........    1,662,859    4,013,087   --       5,675,946
          China..........   10,234,086   84,769,665   --      95,003,751
          Colombia.......    1,968,719           --   --       1,968,719
          Czech Republic.           --      813,052   --         813,052
          Denmark........      940,648   21,010,401   --      21,951,049
          Egypt..........           --       99,779   --          99,779
          Finland........       50,183   24,330,330   --      24,380,513

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks (Continued)
  France...................... $  9,589,480 $  103,280,079   --    $  112,869,559
  Germany.....................    6,221,513     93,578,711   --        99,800,224
  Greece......................           --      2,382,506   --         2,382,506
  Hong Kong...................      232,984     43,011,657   --        43,244,641
  Hungary.....................       28,369        591,440   --           619,809
  India.......................    2,536,948     37,462,161   --        39,999,109
  Indonesia...................      286,225     12,204,363   --        12,490,588
  Ireland.....................    1,248,594      5,716,082   --         6,964,676
  Israel......................    4,202,617      6,653,493   --        10,856,110
  Italy.......................    2,479,458     35,014,422   --        37,493,880
  Japan.......................   15,910,776    297,414,342   --       313,325,118
  Malaysia....................           --     19,566,123   --        19,566,123
  Mexico......................   24,252,911            826   --        24,253,737
  Netherlands.................   10,134,359     29,189,765   --        39,324,124
  New Zealand.................       17,944      5,279,532   --         5,297,476
  Norway......................    1,506,869     13,372,596   --        14,879,465
  Peru........................      584,385             --   --           584,385
  Philippines.................       70,130      6,938,616   --         7,008,746
  Poland......................           --      8,105,082   --         8,105,082
  Portugal....................           --      4,560,851   --         4,560,851
  Russia......................      108,421      7,561,177   --         7,669,598
  Singapore...................           --     21,134,474   --        21,134,474
  South Africa................    3,984,184     32,991,670   --        36,975,854
  South Korea.................    5,080,562     70,889,063   --        75,969,625
  Spain.......................    5,081,226     35,954,615   --        41,035,841
  Sweden......................    1,085,332     46,403,120   --        47,488,452
  Switzerland.................   17,754,627     86,544,442   --       104,299,069
  Taiwan......................    3,032,570     72,590,961   --        75,623,531
  Thailand....................   14,780,771             --   --        14,780,771
  Turkey......................      176,325      9,164,579   --         9,340,904
  United Kingdom..............   66,475,382    210,457,992   --       276,933,374
  United States...............      119,026         16,978   --           136,004
Preferred Stocks
  Brazil......................    4,574,656      7,728,886   --        12,303,542
  Chile.......................           --         56,225   --            56,225
  Colombia....................      365,740             --   --           365,740
  Germany.....................           --        731,046   --           731,046
  Malaysia....................           --          1,799   --             1,799
  United Kingdom..............           --         18,387   --            18,387
Rights/Warrants
  Austria.....................           --             --   --                --
  Brazil......................           --             29   --                29
  China.......................           --          1,168   --             1,168
  France......................           --         75,252   --            75,252
  Germany.....................           --         20,817   --            20,817
  Hong Kong...................           --         24,334   --            24,334
  Indonesia...................           --            833   --               833
  Italy.......................           --         19,932   --            19,932
  Malaysia....................           --             --   --                --
  Portugal....................           --             --   --                --
  Spain.......................           --         92,949   --            92,949
  Taiwan......................           --             50   --                50
  Thailand....................           --            467   --               467
  United Kingdom..............       45,713          2,234   --            47,947
Securities Lending Collateral.           --     42,004,824   --        42,004,824
                               ------------ --------------   --    --------------
TOTAL......................... $373,213,050 $1,652,028,093   --    $2,025,241,143
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed                  Tax-Managed
                                                                  U.S.        Tax-Managed  U.S. Targeted  Tax-Managed
                                                               Marketwide     U.S. Equity      Value       U.S. Small
                                                             Value Portfolio  Portfolio*    Portfolio*   Cap Portfolio*
                                                             --------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,663,379             --            --             --
Investments at Value (including $0, $201,616, $642,659
 and $498,753 of securities on loan, respectively)..........            --   $  2,303,596  $  3,548,398   $  2,069,204
Temporary Cash Investments at Value & Cost..................            --         10,355        25,154         26,654
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        196,822       636,800        503,302
Cash........................................................            --            356         8,973             65
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --             --         7,332          2,954
  Dividends, Interest and Tax Reclaims......................            --          1,986         1,074            685
  Securities Lending Income.................................            --             54           163            223
  Fund Shares Sold..........................................         2,787          2,214         3,229          2,848
Prepaid Expenses and Other Assets...........................            37             18            39             27
                                                              ------------   ------------  ------------   ------------
     Total Assets...........................................     3,666,203      2,515,401     4,231,162      2,605,962
                                                              ------------   ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        196,822       636,800        503,302
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          5,918        19,791          8,572
  Fund Shares Redeemed......................................         1,444            670           896            597
  Due to Advisor............................................           444            395         1,195            828
Accrued Expenses and Other Liabilities......................           141            145           173            105
                                                              ------------   ------------  ------------   ------------
     Total Liabilities......................................         2,029        203,950       658,855        513,404
                                                              ------------   ------------  ------------   ------------
NET ASSETS..................................................  $  3,664,174   $  2,311,451  $  3,572,307   $  2,092,558
                                                              ============   ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   144,668,343    105,614,976   107,143,887     56,566,252
                                                              ============   ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      25.33   $      21.89  $      33.34   $      36.99
                                                              ============   ============  ============   ============
Investments in Affiliated Investment Company at Cost........  $  1,984,419   $         --  $         --   $         --
                                                              ------------   ------------  ------------   ------------
Investments at Cost.........................................  $         --   $  1,094,528  $  2,041,088   $  1,119,039
                                                              ============   ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,078,285   $  1,463,955  $  1,936,848   $  1,102,477
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         7,038          4,691         2,763          1,238
Accumulated Net Realized Gain (Loss)........................      (100,109)      (366,263)      125,386         38,678
Net Unrealized Appreciation (Depreciation)..................     1,678,960      1,209,068     1,507,310        950,165
                                                              ------------   ------------  ------------   ------------
NET ASSETS..................................................  $  3,664,174   $  2,311,451  $  3,572,307   $  2,092,558
                                                              ============   ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000   700,000,000    500,000,000
                                                              ============   ============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
          (Amounts in thousands, except share and per share amounts)

                                                                                             Tax-Managed
                                                                                                 DFA      T.A. World ex
                                                                             T.A. U.S. Core International   U.S. Core
                                                                                Equity 2        Value        Equity
                                                                               Portfolio*    Portfolio*    Portfolio*
                                                                             -------------- ------------- -------------
ASSETS:
Investments at Value (including $601,837, $11,388 and $48,727 of securities
 on loan, respectively)..................................................... $    5,047,278 $  2,958,995  $  1,983,236
Temporary Cash Investments at Value & Cost..................................          6,534           --            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost....        579,947       11,738        42,005
Foreign Currencies at Value.................................................             --        4,794         2,225
Cash........................................................................          2,203        4,963         7,766
Receivables:
  Investment Securities Sold................................................            228           --            82
  Dividends, Interest and Tax Reclaims......................................          3,887        8,313         3,939
  Securities Lending Income.................................................            229           50            90
  Fund Shares Sold..........................................................          4,239        2,405         2,020
Prepaid Expenses and Other Assets...........................................             59           42            23
                                                                             -------------- ------------  ------------
     Total Assets...........................................................      5,644,604    2,991,300     2,041,386
                                                                             -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................        579,947       11,738        42,005
  Investment Securities Purchased...........................................          4,842           10         1,635
  Fund Shares Redeemed......................................................          2,471          845         1,382
  Due to Advisor............................................................            901        1,232           661
Accrued Expenses and Other Liabilities......................................            232          218           203
                                                                             -------------- ------------  ------------
     Total Liabilities......................................................        588,393       14,043        45,886
                                                                             -------------- ------------  ------------
NET ASSETS.................................................................. $    5,056,211 $  2,977,257  $  1,995,500
                                                                             ============== ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................    355,930,533  196,259,197   200,776,691
                                                                             ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE...................................................................... $        14.21 $      15.17  $       9.94
                                                                             ============== ============  ============
Investments at Cost......................................................... $    2,998,549 $  2,735,993  $  1,666,916
                                                                             ============== ============  ============
Foreign Currencies at Cost.................................................. $           -- $      4,872  $      2,245
                                                                             ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $    2,936,558 $  2,750,729  $  1,680,359
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................          7,977        5,745         7,102
Accumulated Net Realized Gain (Loss)........................................         62,947       (1,858)       (8,139)
Net Unrealized Foreign Exchange Gain (Loss).................................             --         (283)         (122)
Net Unrealized Appreciation (Depreciation)..................................      2,048,729      222,924       316,300
                                                                             -------------- ------------  ------------
NET ASSETS.................................................................. $    5,056,211 $  2,977,257  $  1,995,500
                                                                             ============== ============  ============
(1) NUMBER OF SHARES AUTHORIZED.............................................  1,000,000,000  700,000,000   500,000,000
                                                                             ============== ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                            Tax-Managed
                                                                               U.S.                  Tax-Managed
                                                                            Marketwide  Tax-Managed U.S. Targeted
                                                                               Value    U.S. Equity     Value
                                                                            Portfolio*   Portfolio    Portfolio
                                                                            ----------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $5, $0 and $0, respectively).  $ 61,516          --           --
  Interest.................................................................         5          --           --
  Income from Securities Lending...........................................       595          --           --
  Expenses Allocated from Affiliated Investment Company....................    (7,155)         --           --
                                                                             --------    --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................    54,961          --           --
                                                                             --------    --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $7 and $5, respectively).        --    $ 40,068     $ 40,380
  Interest.................................................................        --           3            6
  Income from Securities Lending...........................................        --         487        1,638
                                                                             --------    --------     --------
     Total Investment Income...............................................        --      40,558       42,024
                                                                             --------    --------     --------
Fund Expenses
  Investment Advisory Services Fees........................................        --       1,078       14,335
  Administrative Services Fees.............................................     5,116       3,235           --
  Accounting & Transfer Agent Fees.........................................        44         125          196
  Custodian Fees...........................................................        --          34           48
  Filing Fees..............................................................        71          58           74
  Shareholders' Reports....................................................        46          25           45
  Directors'/Trustees' Fees & Expenses.....................................        24          15           24
  Professional Fees........................................................        21          48           76
  Other....................................................................        20          28           31
                                                                             --------    --------     --------
     Total Expenses........................................................     5,342       4,646       14,829
                                                                             --------    --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................        --          99           --
                                                                             --------    --------     --------
  Net Expenses.............................................................     5,342       4,745       14,829
                                                                             --------    --------     --------
  Net Investment Income (Loss).............................................    49,619      35,813       27,195
                                                                             --------    --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    13,291      27,514      131,281
    Futures................................................................        --          --         (690)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................................   407,407     253,351      194,442
                                                                             --------    --------     --------
  Net Realized and Unrealized Gain (Loss)..................................   420,698     280,865      325,033
                                                                             --------    --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $470,317    $316,678     $352,228
                                                                             ========    ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

                                                                                             Tax-Managed
                                                                                                 DFA      T.A. World ex
                                                                Tax-Managed  T.A. U.S. Core International   U.S. Core
                                                                U.S. Small      Equity 2        Value        Equity
                                                               Cap Portfolio   Portfolio      Portfolio     Portfolio
                                                               ------------- -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $4, $9, $8,095
   and $4,964, respectively)..................................   $ 22,095       $ 78,174      $ 137,931     $ 59,591
  Interest....................................................          3              6              1           --
  Income from Securities Lending..............................      2,201          2,272          1,207        1,171
                                                                 --------       --------      ---------     --------
     Total Investment Income..................................     24,299         80,452        139,139       60,762
                                                                 --------       --------      ---------     --------
Fund Expenses
  Investment Advisory Services Fees...........................      9,976         10,157         14,928        7,688
  Accounting & Transfer Agent Fees............................        116            263            182          121
  Custodian Fees..............................................         35             70            302          587
  Filing Fees.................................................         56            171            124          110
  Shareholders' Reports.......................................         31             45             50           28
  Directors'/Trustees' Fees & Expenses........................         14             33             21           13
  Professional Fees...........................................         46             98             94           86
  Other.......................................................         24             48             39           37
                                                                 --------       --------      ---------     --------
     Total Expenses...........................................     10,298         10,885         15,740        8,670
                                                                 --------       --------      ---------     --------
  Fees Paid Indirectly........................................         --             --             (5)          (4)
                                                                 --------       --------      ---------     --------
  Net Expenses................................................     10,298         10,885         15,735        8,666
                                                                 --------       --------      ---------     --------
  Net Investment Income (Loss)................................     14,001         69,567        123,404       52,096
                                                                 --------       --------      ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     42,026         67,738         11,012       (3,177)
    Foreign Currency Transactions.............................         --             --           (985)        (438)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    105,851        447,786       (180,297)     (61,190)
    Translation of Foreign Currency Denominated Amounts.......         --             --           (361)        (161)
                                                                 --------       --------      ---------     --------
  Net Realized and Unrealized Gain (Loss).....................    147,877        515,524       (170,631)     (64,966)
                                                                 --------       --------      ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................   $161,878       $585,091      $ (47,227)    $(12,870)
                                                                 ========       ========      =========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                     Marketwide Value Portfolio        Portfolio            Value Portfolio
                                     -------------------------  ----------------------  ------------------------
                                        Year          Year         Year        Year        Year         Year
                                       Ended         Ended        Ended       Ended       Ended        Ended
                                      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                        2014          2013         2014        2013        2014         2013
                                      ----------   ----------   ----------  ----------  ----------   ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $   49,619    $   45,063   $   35,813  $   33,279  $   27,195   $   34,184
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold....................     13,291        28,282       27,514      31,573     131,281       90,493
   Futures..........................         --            --           --          --        (690)        (469)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/
    Affiliated Investment
    Company.........................    407,407       749,568      253,351     385,510     194,442      808,724
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................    470,317       822,913      316,678     450,362     352,228      932,932
                                      ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income.............    (49,288)      (45,918)     (35,329)    (33,403)    (28,250)     (34,487)
  Net Long-Term Gains...............         --            --           --          --     (83,909)     (51,974)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions.............    (49,288)      (45,918)     (35,329)    (33,403)   (112,159)     (86,461)
                                      ----------   ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................    485,118       413,061      243,147     292,819     421,700      351,960
  Shares Issued in Lieu of Cash
   Distributions....................     48,347        44,666       33,504      31,525     110,967       85,408
  Shares Redeemed...................   (400,756)     (469,582)    (238,010)   (272,253)   (401,482)    (461,353)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    132,709       (11,855)      38,641      52,091     131,185      (23,985)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease)
     in Net Assets..................    553,738       765,140      319,990     469,050     371,254      822,486
Net Assets
  Beginning of Year.................  3,110,436     2,345,296    1,991,461   1,522,411   3,201,053    2,378,567
                                      ----------   ----------   ----------  ----------  ----------   ----------
  End of Year....................... $3,664,174    $3,110,436   $2,311,451  $1,991,461  $3,572,307   $3,201,053
                                      ==========   ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     20,163        21,510       11,836      17,525      13,051       13,343
  Shares Issued in Lieu of Cash
   Distributions....................      1,996         2,374        1,626       1,885       3,550        3,664
  Shares Redeemed...................    (16,683)      (24,667)     (11,547)    (16,115)    (12,503)     (17,890)
                                      ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      5,476          (783)       1,915       3,295       4,098         (883)
                                      ==========   ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    7,038    $    6,707   $    4,691  $    4,207  $    2,763   $    4,769

                                     Tax-Managed U.S. Small
                                          Cap Portfolio
                                     ----------------------
                                        Year        Year
                                       Ended       Ended
                                      Oct. 31,    Oct. 31,
                                        2014        2013
                                     ----------  ----------
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $   14,001  $   18,958
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold....................     42,026      66,451
   Futures..........................         --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/
    Affiliated Investment
    Company.........................    105,851     440,389
                                     ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................    161,878     525,798
                                     ----------  ----------
Distributions From:
  Net Investment Income.............    (14,279)    (19,758)
  Net Long-Term Gains...............         --          --
                                     ----------  ----------
    Total Distributions.............    (14,279)    (19,758)
                                     ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................    293,195     265,581
  Shares Issued in Lieu of Cash
   Distributions....................     14,005      19,249
  Shares Redeemed...................   (235,176)   (249,201)
                                     ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................     72,024      35,629
                                     ----------  ----------
    Total Increase (Decrease)
     in Net Assets..................    219,623     541,669
Net Assets
  Beginning of Year.................  1,872,935   1,331,266
                                     ----------  ----------
  End of Year....................... $2,092,558  $1,872,935
                                     ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................      8,159       9,157
  Shares Issued in Lieu of Cash
   Distributions....................        389         725
  Shares Redeemed...................     (6,577)     (8,677)
                                     ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      1,971       1,205
                                     ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    1,238  $    2,335

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                   Year        Year        Year           Year           Year        Year
                                                  Ended       Ended       Ended          Ended          Ended       Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,       Oct. 31,    Oct. 31,
                                                   2014        2013        2014           2013           2014        2013
                                                ----------  ----------   ----------     ----------    ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   69,567  $   59,525  $  123,404     $   62,438     $   52,096  $   36,104
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     67,738      40,753      11,012         21,533         (3,177)      4,345
    Foreign Currency Transactions..............         --          --        (985)          (449)          (438)       (309)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    447,786     894,300    (180,297)       480,686        (61,190)    263,265
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --        (361)           267           (161)         82
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    585,091     994,578     (47,227)       564,475        (12,870)    303,487
                                                ----------  ----------   ----------     ----------    ----------  ----------
Distributions From:
  Net Investment Income........................    (66,232)    (58,615)   (120,029)       (64,636)       (50,359)    (37,052)
  Net Long-Term Gains..........................    (39,638)     (3,496)         --             --         (4,097)       (436)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Distributions.......................   (105,870)    (62,111)   (120,029)       (64,636)       (54,456)    (37,488)
                                                ----------  ----------   ----------     ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    947,444     772,713     644,899        540,616        573,754     401,186
  Shares Issued in Lieu of Cash
   Distributions...............................    105,601      61,302     118,507         63,075         54,321      36,576
  Shares Redeemed..............................   (579,808)   (515,963)   (377,277)      (316,534)      (291,144)   (218,473)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    473,237     318,052     386,129        287,157        336,931     219,289
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    952,458   1,250,519     218,873        786,996        269,605     485,288
Net Assets
  Beginning of Year............................  4,103,753   2,853,234   2,758,384      1,971,388      1,725,895   1,240,607
                                                ----------  ----------   ----------     ----------    ----------  ----------
  End of Year.................................. $5,056,211  $4,103,753  $2,977,257     $2,758,384     $1,995,500  $1,725,895
                                                ==========  ==========   ==========     ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     69,846      70,037      40,390         37,954         55,671      42,914
  Shares Issued in Lieu of Cash
   Distributions...............................      7,944       5,642       7,273          4,452          5,218       3,951
  Shares Redeemed..............................    (43,069)    (47,040)    (23,934)       (22,556)       (28,483)    (23,452)
                                                ----------  ----------   ----------     ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     34,721      28,639      23,729         19,850         32,406      23,413
                                                ==========  ==========   ==========     ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    7,977  $    6,548  $    5,745     $    5,574     $    7,102  $    4,139

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Tax-Managed U.S. Marketwide Value Portfolio
                                               ----------------------------------------------------------------------
                                                    Year           Year           Year           Year           Year
                                                   Ended          Ended          Ended          Ended          Ended
                                                  Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                    2014           2013           2012           2011           2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............ $    22.35     $    16.76     $    14.42     $    13.78     $    11.61
                                               ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.35           0.32           0.28           0.22           0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.98           5.60           2.33           0.63           2.17
                                               ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations...........       3.33           5.92           2.61           0.85           2.33
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
   Total Distributions........................      (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................. $    25.33     $    22.35     $    16.76     $    14.42     $    13.78
============================================== ==========     ==========     ==========     ==========     ==========
Total Return..................................      14.98%         35.71%         18.34%          6.15%         20.17%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........... $3,664,174     $3,110,436     $2,345,296     $2,063,119     $1,896,941
Ratio of Expenses to Average Net Assets.......       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)........................       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.45%          1.66%          1.83%          1.45%          1.24%
Portfolio Turnover Rate.......................        N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                              Tax-Managed U.S. Equity Portfolio
                                               ------------------------------------------------------------
                                                  Year        Year        Year         Year           Year
                                                 Ended       Ended       Ended        Ended          Ended
                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,
                                                  2014        2013        2012         2011           2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............ $    19.20  $    15.16  $    13.48  $    12.70    $    10.94
                                               ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.34        0.32        0.27        0.23          0.20
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.69        4.05        1.67        0.77          1.76
                                               ----------  ----------  ----------  ----------    ----------
   Total from Investment Operations...........       3.03        4.37        1.94        1.00          1.96
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.34)      (0.33)      (0.26)      (0.22)        (0.20)
   Total Distributions........................      (0.34)      (0.33)      (0.26)      (0.22)        (0.20)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................. $    21.89  $    19.20  $    15.16  $    13.48    $    12.70
============================================== ==========  ==========  ==========  ==========    ==========
Total Return..................................      15.89%      29.15%      14.57%       7.92%        18.10%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........... $2,311,451  $1,991,461  $1,522,411  $1,364,068    $1,286,236
Ratio of Expenses to Average Net Assets.......       0.22%       0.22%       0.22%       0.22%**       0.22%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)........................       0.22%       0.22%       0.22%       0.23%**       0.23%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.66%       1.89%       1.87%       1.65%         1.70%
Portfolio Turnover Rate.......................          2%          3%          7%         11%*         N/A
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Tax-Managed U.S. Targeted Value Portfolio
                                                   ----------------------------------------------------------  -----------
                                                      Year        Year        Year        Year        Year        Year
                                                     Ended       Ended       Ended       Ended       Ended       Ended
                                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                      2014        2013        2012        2011        2010        2014
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    31.06  $    22.89  $    20.02  $    19.09  $    14.96  $    34.31
                                                   ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.26        0.33        0.21        0.14        0.11        0.25
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       3.11        8.69        2.85        0.93        4.13        2.69
                                                   ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       3.37        9.02        3.06        1.07        4.24        2.94
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.27)      (0.34)      (0.19)      (0.14)      (0.11)      (0.26)
  Net Realized Gains..............................      (0.82)      (0.51)         --          --          --          --
   Total Distributions............................      (1.09)      (0.85)      (0.19)      (0.14)      (0.11)      (0.26)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    33.34  $    31.06  $    22.89  $    20.02  $    19.09  $    36.99
=================================================  ==========  ==========  ==========  ==========  ==========  ==========
Total Return......................................      11.10%      40.60%      15.39%       5.58%      28.43%       8.58%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $3,572,307  $3,201,053  $2,378,567  $2,191,055  $2,145,546  $2,092,558
Ratio of Expenses to Average Net Assets...........       0.43%       0.44%       0.44%       0.44%       0.45%       0.52%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.80%       1.24%       0.98%       0.66%       0.63%       0.70%
Portfolio Turnover Rate...........................          7%          6%         12%         21%         26%          7%
---------------------------------------------------------------------------------------------------------------------------

                                                   Tax-Managed U.S. Small Cap Portfolio
                                                   -----------------------------------------------
                                                      Year        Year        Year        Year
                                                     Ended       Ended       Ended       Ended
                                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                      2013        2012        2011        2010
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    24.93  $    22.07  $    20.47  $    16.26
                                                   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.35        0.21        0.15        0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       9.40        2.85        1.59        4.20
                                                   ----------  ----------  ----------  ----------
   Total from Investment Operations...............       9.75        3.06        1.74        4.31
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.37)      (0.20)      (0.14)      (0.10)
  Net Realized Gains..............................         --          --          --          --
   Total Distributions............................      (0.37)      (0.20)      (0.14)      (0.10)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    34.31  $    24.93  $    22.07  $    20.47
=================================================  ==========  ==========  ==========  ==========
Total Return......................................      39.55%      13.95%       8.50%      26.61%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $1,872,935  $1,331,266  $1,212,285  $1,141,494
Ratio of Expenses to Average Net Assets...........       0.52%       0.53%       0.53%       0.53%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.20%       0.90%       0.64%       0.58%
Portfolio Turnover Rate...........................          7%         17%         22%         27%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           T.A. U.S. Core Equity 2 Portfolio
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    12.78  $     9.75  $     8.63  $     8.18  $     6.83
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20        0.19        0.16        0.12        0.11
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.55        3.04        1.11        0.45        1.35
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.75        3.23        1.27        0.57        1.46
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.20)      (0.19)      (0.15)      (0.12)      (0.11)
  Net Realized Gains.........................................      (0.12)      (0.01)         --          --          --
   Total Distributions.......................................      (0.32)      (0.20)      (0.15)      (0.12)      (0.11)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    14.21  $    12.78  $     9.75  $     8.63  $     8.18
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      13.88%      33.58%      14.82%       6.97%      21.49%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,056,211  $4,103,753  $2,853,234  $2,432,872  $2,014,584
Ratio of Expenses to Average Net Assets......................       0.24%       0.24%       0.24%       0.24%       0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.24%       0.24%       0.24%       0.24%       0.25%
Ratio of Net Investment Income to Average Net Assets.........       1.51%       1.72%       1.71%       1.39%       1.45%
Portfolio Turnover Rate......................................          7%          2%          6%          6%          5%
--------------------------------------------------------------------------------------------------------------------------

                                                                      Tax-Managed DFA International Value Portfolio
                                                              ------------------------------------------------------------
                                                                  Year        Year        Year         Year        Year
                                                                 Ended       Ended       Ended        Ended       Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.99   $    12.91  $    12.99  $    14.53   $    13.49
                                                              ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.66         0.39        0.42        0.46         0.31
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.83)        3.09       (0.10)      (1.55)        1.03
                                                              ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (0.17)        3.48        0.32       (1.09)        1.34
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
  Net Realized Gains.........................................         --           --          --          --           --
   Total Distributions.......................................      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.17   $    15.99  $    12.91  $    12.99   $    14.53
============================================================= ==========   ==========  ==========  ==========   ==========
Total Return.................................................      (1.29)%      27.39%       2.77%      (7.81)%      10.34%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,977,257   $2,758,384  $1,971,388  $1,843,496   $1,834,003
Ratio of Expenses to Average Net Assets......................       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Net Investment Income to Average Net Assets.........       4.13%        2.70%       3.32%       3.16%        2.29%
Portfolio Turnover Rate......................................         13%          12%         18%         16%          28%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           T.A. World ex U.S. Core Equity Portfolio
                                -------------------------------------------------------------
                                     Year          Year        Year         Year       Year
                                    Ended         Ended       Ended        Ended      Ended
                                   Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                     2014          2013        2012         2011       2010
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    10.25      $     8.56  $     8.39  $     9.31   $   8.13
                                ----------      ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.28            0.23        0.23        0.25       0.17
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.30)           1.70        0.16       (0.93)      1.17
                                ----------      ----------  ----------  ----------   --------
   Total from Investment
    Operations.................      (0.02)           1.93        0.39       (0.68)      1.34
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.27)          (0.24)      (0.22)      (0.24)     (0.16)
 Net Realized Gains............      (0.02)             --          --          --         --
                                ----------      ----------  ----------  ----------   --------
   Total Distributions.........      (0.29)          (0.24)      (0.22)      (0.24)     (0.16)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     9.94      $    10.25  $     8.56  $     8.39   $   9.31
=============================   ==========      ==========  ==========  ==========   ========
Total Return...................      (0.25)%(C)      22.88%       4.90%      (7.55)%    16.78%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $1,995,500      $1,725,895  $1,240,607  $1,042,981   $966,999
Ratio of Expenses to Average
 Net Assets....................       0.45%(D)        0.46%       0.49%       0.48%      0.48%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.45%(D)        0.46%       0.49%       0.48%      0.48%
Ratio of Net Investment
 Income to Average Net Assets..       2.71%(D)        2.45%       2.77%       2.63%      2.00%
Portfolio Turnover Rate........          8%(C)           2%          3%          5%         2%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2014, the Feeder Fund owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2014, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                                                 -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%           --
  Tax-Managed U.S. Equity Portfolio*............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....        --          0.42%
  Tax-Managed U.S. Small Cap Portfolio..........        --          0.50%
  T.A. U.S. Core Equity 2 Portfolio.............        --          0.22%
  Tax-Managed DFA International Value Portfolio.        --          0.50%
  T.A. World ex U.S. Core Equity Portfolio......        --          0.40%

* Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
-                                             ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $99              $109
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $5
           T.A. World ex U.S. Core Equity Portfolio......      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid to the CCO by the Fund were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $86
               Tax-Managed U.S. Equity Portfolio.............  98
               Tax-Managed U.S. Targeted Value Portfolio.....  89
               Tax-Managed U.S. Small Cap Portfolio..........  52
               T.A. U.S. Core Equity 2 Portfolio.............  87
               Tax-Managed DFA International Value Portfolio.  78
               T.A. World ex U.S. Core Equity Portfolio......  38

E. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 82,865  $ 35,552
       Tax-Managed U.S. Targeted Value Portfolio.....  333,589   253,566
       Tax-Managed U.S. Small Cap Portfolio..........  247,642   136,448
       T.A. U.S. Core Equity 2 Portfolio.............  802,222   323,423
       Tax-Managed DFA International Value Portfolio.  731,036   381,824
       T.A. World ex U.S. Core Equity Portfolio......  488,497   160,440

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --              --             --
Tax-Managed U.S. Equity Portfolio.............         --              --             --
Tax-Managed U.S. Targeted Value Portfolio.....     $5,510         $  (951)       $(4,559)
Tax-Managed U.S. Small Cap Portfolio..........      2,293            (819)        (1,474)
T.A. U.S. Core Equity 2 Portfolio.............      3,792          (1,906)        (1,887)
Tax-Managed DFA International Value Portfolio.      2,291          (3,204)           913
T.A. World ex U.S. Core Equity Portfolio......        846           1,226         (2,072)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2013........................................    $45,918          --       $45,918
2014........................................     49,288          --        49,288

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- --------
Tax-Managed U.S. Equity Portfolio
2013..........................................    $ 33,403            --    $ 33,403
2014..........................................      35,329            --      35,329
Tax-Managed U.S. Targeted Value Portfolio
2013..........................................      34,487       $51,974      86,461
2014..........................................      28,250        83,909     112,159
Tax-Managed U.S. Small Cap Portfolio
2013..........................................      19,758            --      19,758
2014..........................................      14,279            --      14,279
T.A. U.S. Core Equity 2 Portfolio
2013..........................................      58,615         3,496      62,111
2014..........................................      66,232        39,638     105,870
Tax-Managed DFA International Value Portfolio
2013..........................................      64,636            --      64,636
2014..........................................     120,029            --     120,029
T.A. World ex U.S. Core Equity Portfolio
2013..........................................      37,052           436      37,488
2014..........................................      50,468         3,988      54,456

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Targeted Value Portfolio.....     $  953        $4,557     $5,510
Tax-Managed U.S. Small Cap Portfolio..........        499         1,464      1,963
T.A. U.S. Core Equity 2 Portfolio.............      1,921         1,871      3,792
Tax-Managed DFA International Value Portfolio.        895            18        913
T.A. World ex U.S. Core Equity Portfolio......        846            --        846

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                              Total Net
                                     Net Investment                                           Distributable
                                       Income and   Undistributed                Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                     -------------- ------------- ------------ -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $7,175             --     $ (99,663)    $1,678,512    $1,586,024
Tax-Managed U.S. Equity Portfolio...      4,787             --      (365,482)     1,208,288       847,593
Tax-Managed U.S. Targeted Value
  Portfolio.........................      2,928       $125,781            --      1,506,840     1,635,549
Tax-Managed U.S. Small Cap
  Portfolio.........................      1,290         38,979            --        949,863       990,132
T.A. U.S. Core Equity 2 Portfolio...      8,064         65,622            --      2,046,055     2,119,741
Tax-Managed DFA International Value
  Portfolio.........................      7,474          2,411            --        216,722       226,607
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,110             --        (5,535)       311,604       315,179

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                               -------------------------- --------
                                                2016     2017   Unlimited  Total
                                               ------- -------- --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...      -- $ 99,663      --   $ 99,663
Tax-Managed U.S. Equity Portfolio............. $78,916  286,566      --    365,482
Tax-Managed U.S. Targeted Value Portfolio.....      --       --      --         --
Tax-Managed U.S. Small Cap Portfolio..........      --       --      --         --
T.A. U.S. Core Equity 2 Portfolio.............      --       --      --         --
Tax-Managed DFA International Value Portfolio.      --       --      --         --
T.A. World ex U.S. Core Equity Portfolio......      --       --  $5,535      5,535

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $13,254
             Tax-Managed U.S. Equity Portfolio.............  27,306
             Tax-Managed U.S. Small Cap Portfolio..........   1,518
             Tax-Managed DFA International Value Portfolio.   8,800

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $1,984,867  $1,678,555   $     (43)    $1,678,512
Tax-Managed U.S. Equity Portfolio.............  1,302,485   1,225,472     (17,184)     1,208,288
Tax-Managed U.S. Targeted Value Portfolio.....  2,703,512   1,619,846    (113,006)     1,506,840
Tax-Managed U.S. Small Cap Portfolio..........  1,649,297     981,948     (32,085)       949,863
T.A. U.S. Core Equity 2 Portfolio.............  3,587,704   2,090,001     (43,946)     2,046,055
Tax-Managed DFA International Value Portfolio.  2,753,650     437,179    (220,096)       217,083
T.A. World ex U.S. Core Equity Portfolio......  1,713,495     472,576    (160,830)       311,746

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts            Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2014 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                           Foreign
                                                          Exchange     Equity
                                                 Total    Contracts   Contracts
                                                 -----    ---------   ---------
     Tax-Managed U.S. Targeted Value Portfolio*. $(690)       --        $(690)
     T.A. World ex U.S. Core Equity Portfolio*..     1       $ 1           --

* As of October 31, 2014, there were no futures or forward currency contracts outstanding. During the year ended October 31, 2014, the Portfolios had limited activity in futures and forward currency contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.85%        $9,080          6        $ 1        $10,784
Tax-Managed U.S. Targeted
  Value Portfolio........................     0.85%         6,533          3         --          6,533
T.A. U.S. Core Equity 2 Portfolio........     0.85%         4,430          9          1          8,261
Tax-Managed DFA International
  Value Portfolio........................     0.84%         5,025         27          3         15,261
T.A. World ex U.S. Core Equity Portfolio.     0.84%         9,950         20          5         14,463

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio's available line of credit was utilized.

There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2014.

I. Securities Lending:

   As of October 31, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                            Market
                                                            Value
                                                            -------
             Tax-Managed U.S. Equity Portfolio............. $ 6,656
             Tax-Managed U.S. Targeted Value Portfolio.....  12,079
             Tax-Managed U.S. Small Cap Portfolio..........     415
             T.A. U.S. Core Equity 2 Portfolio.............  26,713
             Tax-Managed DFA International Value Portfolio.     672
             T.A. World ex U.S. Core Equity Portfolio......  16,104

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             86%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             92%
   Tax-Managed DFA International Value Portfolio.      3             93%
   T.A. World ex U.S. Core Equity Portfolio......      3             90%

   On December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Tax-Managed U.S. Equity Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2004-October 31, 2014

                                    [CHART]

            The Tax-Managed U.S. Marketwide          Russell 3000(R)
                    Value Series                    Value Index
             ---------------------------         -------------------
10/31/2004             10,000                       10,000
11/30/2004             10,670                       10,538
12/31/2004             11,017                       10,882
 1/31/2005             10,783                       10,668
 2/28/2005             11,197                       11,010
 3/31/2005             11,084                       10,852
 4/30/2005             10,678                       10,628
 5/31/2005             11,145                       10,915
 6/30/2005             11,423                       11,066
 7/31/2005             12,041                       11,413
 8/31/2005             12,026                       11,344
 9/30/2005             12,244                       11,488
10/31/2005             11,950                       11,196
11/30/2005             12,425                       11,570
12/31/2005             12,485                       11,625
 1/31/2006             13,178                       12,121
 2/28/2006             13,148                       12,189
 3/31/2006             13,456                       12,392
 4/30/2006             13,795                       12,680
 5/31/2006             13,404                       12,342
 6/30/2006             13,494                       12,427
 7/31/2006             13,411                       12,685
 8/31/2006             13,479                       12,912
 9/30/2006             13,742                       13,158
10/31/2006             14,270                       13,610
11/30/2006             14,623                       13,928
12/31/2006             14,902                       14,223
 1/31/2007             15,294                       14,407
 2/28/2007             15,098                       14,187
 3/31/2007             15,271                       14,402
 4/30/2007             15,813                       14,900
 5/31/2007             16,559                       15,438
 6/30/2007             16,205                       15,077
 7/31/2007             15,324                       14,330
 8/31/2007             15,241                       14,501
 9/30/2007             15,625                       14,964
10/31/2007             15,640                       14,978
11/30/2007             14,721                       14,215
12/31/2007             14,661                       14,079
 1/31/2008             14,081                       13,514
 2/29/2008             13,569                       12,950
 3/31/2008             13,321                       12,875
 4/30/2008             14,074                       13,485
 5/31/2008             14,390                       13,501
 6/30/2008             12,801                       12,209
 7/31/2008             12,703                       12,217
 8/31/2008             12,959                       12,455
 9/30/2008             11,860                       11,567
10/31/2008             9,209                         9,538
11/30/2008             8,298                         8,820
12/31/2008             8,577                         8,975
 1/31/2009             7,462                         7,923
 2/28/2009             6,461                         6,861
 3/31/2009             7,139                         7,449
 4/30/2009             8,373                         8,279
 5/31/2009             9,006                         8,763
 6/30/2009             8,878                         8,701
 7/31/2009             9,789                         9,436
 8/31/2009             10,437                        9,926
 9/30/2009             10,904                       10,319
10/31/2009             10,384                        9,973
11/30/2009             10,866                       10,516
12/31/2009             11,265                       10,749
 1/31/2010             10,949                       10,445
 2/28/2010             11,453                       10,788
 3/31/2010             12,357                       11,506
 4/30/2010             12,839                       11,847
 5/31/2010             11,739                       10,870
 6/30/2010             10,843                       10,230
 7/31/2010             11,709                       10,926
 8/31/2010             10,941                       10,430
 9/30/2010             12,033                       11,263
10/31/2010             12,500                       11,609
11/30/2010             12,530                       11,576
12/31/2010             13,712                       12,493
 1/31/2011             14,051                       12,753
 2/28/2011             14,842                       13,238
 3/31/2011             14,940                       13,301
 4/30/2011             15,294                       13,644
 5/31/2011             15,053                       13,491
 6/30/2011             14,789                       13,210
 7/31/2011             14,164                       12,772
 8/31/2011             12,982                       11,948
 9/30/2011             11,664                       11,013
10/31/2011             13,291                       12,299
11/30/2011             13,185                       12,238
12/31/2011             13,321                       12,480
 1/31/2012             14,014                       12,981
 2/29/2012             14,752                       13,472
 3/31/2012             15,068                       13,873
 4/30/2012             14,789                       13,727
 5/31/2012             13,750                       12,919
 6/30/2012             14,473                       13,559
 7/31/2012             14,601                       13,678
 8/31/2012             15,151                       13,984
 9/30/2012             15,693                       14,432
10/31/2012             15,745                       14,353
11/30/2012             15,843                       14,351
12/31/2012             16,303                       14,670
 1/31/2013             17,380                       15,618
 2/28/2013             17,651                       15,839
 3/31/2013             18,524                       16,468
 4/30/2013             18,652                       16,697
 5/31/2013             19,262                       17,131
 6/30/2013             19,149                       16,986
 7/31/2013             20,316                       17,917
 8/31/2013             19,714                       17,228
 9/30/2013             20,437                       17,704
10/31/2013             21,401                       18,463
11/30/2013             22,289                       18,995
12/31/2013             22,907                       19,466
 1/31/2014             22,003                       18,770
 2/28/2014             22,809                       19,585
 3/31/2014             23,148                       20,035
 4/30/2014             23,200                       20,168
 5/31/2014             23,750                       20,451
 6/30/2014             24,360                       21,014
 7/31/2014             23,983                       20,582              Past performance is not predictive of
 8/31/2014             24,864                       21,349              future performance.
 9/30/2014             24,232                       20,831              The returns shown do not reflect the
10/31/2014             24,646                       21,373              deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         Average Annual        One        Five         Ten              redemption of fund shares.
         Total Return          Year       Years       Years             Russell data copyright (C) Russell
         --------------------------------------------------------       Investment Group 1995-2014, all rights
                              15.17%      18.87%      9.44%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2014

   U.S. equities had strong gains during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 9 of the 12 months. As measured by the Russell indices, large cap stocks outperformed small cap stocks.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

              Russell 3000(R) Index........................ 16.07%
              Russell Microcap(R) Index (micro cap stocks).  7.34%
              Russell 2000(R) Index (small cap stocks).....  8.06%
              Russell 1000(R) Index (large cap stocks)..... 16.78%
              Dow Jones U.S. Select REIT Index /SM/........ 20.69%

   Growth stocks slightly outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2014
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)...  7.89%
         Russell 2000(R) Growth Index (small cap growth stocks).  8.26%
         Russell 1000(R) Value Index (large cap value stocks)... 16.46%
         Russell 1000(R) Growth Index (large cap growth stocks). 17.11%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2014, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2014, the Series held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2014, total returns were 15.17% for the Series and 15.76% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Lower book to market stocks outperformed higher book to market stocks within the index. The Tax-Managed U.S. Marketwide Value Series had less weight than the index in lower book to market stocks, which detracted from relative performance. The Series excludes real estate investment trusts (REITs) and highly regulated utilities from eligibility while the Index holds stocks in these sectors. REITs and utilities generally outperformed other sectors during the period, which detracted from the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended October 31, 2014
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/14  10/31/14    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,062.30    0.21%    $1.09
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.0%
              Consumer Staples.............................   7.2%
              Energy.......................................  16.1%
              Financials...................................  19.3%
              Health Care..................................  10.2%
              Industrials..................................  14.4%
              Information Technology.......................   7.1%
              Materials....................................   3.2%
              Other........................................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2014

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                            --------- ------------ ---------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (17.3%)
    Comcast Corp. Class A.................. 3,446,875 $190,784,531            3.7%
    Comcast Corp. Special Class A.......... 1,088,341   60,011,123            1.2%
    General Motors Co......................   751,200   23,587,680            0.5%
*   Liberty Interactive Corp. Class A......   882,463   23,067,583            0.5%
    Time Warner Cable, Inc.................   693,942  102,155,202            2.0%
    Time Warner, Inc....................... 1,534,860  121,975,324            2.4%
    Twenty-First Century Fox, Inc. Class A. 1,287,383   44,388,966            0.9%
    Other Securities.......................            354,467,982            6.7%
                                                      ------------           -----
Total Consumer Discretionary...............            920,438,391           17.9%
                                                      ------------           -----
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476   38,233,372            0.8%
*   Constellation Brands, Inc. Class A.....   249,042   22,797,305            0.5%
    CVS Health Corp........................ 1,510,745  129,637,028            2.5%
    Mondelez International, Inc. Class A... 2,081,099   73,379,551            1.4%
    Other Securities.......................            106,508,573            2.0%
                                                      ------------           -----
Total Consumer Staples.....................            370,555,829            7.2%
                                                      ------------           -----
Energy -- (15.5%)
    Anadarko Petroleum Corp................   845,068   77,560,341            1.5%
    Chevron Corp........................... 1,026,536  123,132,993            2.4%
    ConocoPhillips......................... 1,766,829  127,476,712            2.5%
    Exxon Mobil Corp.......................   719,910   69,622,496            1.4%
    Hess Corp..............................   378,130   32,069,205            0.6%
    Marathon Oil Corp......................   903,937   31,999,370            0.6%
    Marathon Petroleum Corp................   451,968   41,083,891            0.8%
    Phillips 66............................   883,414   69,347,999            1.4%
    Valero Energy Corp.....................   605,899   30,349,481            0.6%
    Other Securities.......................            219,822,492            4.2%
                                                      ------------           -----
Total Energy...............................            822,464,980           16.0%
                                                      ------------           -----
Financials -- (18.6%)
    American International Group, Inc......   899,581   48,190,554            1.0%
    Bank of America Corp................... 6,542,656  112,271,977            2.2%
    Capital One Financial Corp.............   356,632   29,518,431            0.6%
    Citigroup, Inc......................... 2,248,344  120,353,854            2.4%
    CME Group, Inc.........................   414,385   34,729,607            0.7%
    Goldman Sachs Group, Inc. (The)........   154,508   29,354,975            0.6%
    JPMorgan Chase & Co.................... 1,785,675  107,997,624            2.1%
    MetLife, Inc........................... 1,125,923   61,070,064            1.2%
    Morgan Stanley......................... 1,476,248   51,594,868            1.0%
    Prudential Financial, Inc..............   497,625   44,059,717            0.9%
    Other Securities.......................            350,805,532            6.5%
                                                      ------------           -----
Total Financials...........................            989,947,203           19.2%
                                                      ------------           -----
Health Care -- (9.9%)
    Aetna, Inc.............................   558,462   46,078,700            0.9%
*   Express Scripts Holding Co.............   493,239   37,890,620            0.8%
    Humana, Inc............................   236,814   32,881,624            0.7%
    Pfizer, Inc............................ 4,178,729  125,152,934            2.4%
    Thermo Fisher Scientific, Inc..........   499,520   58,728,566            1.2%
#   WellPoint, Inc.........................   504,640   63,932,842            1.3%
    Zoetis, Inc............................   805,208   29,921,529            0.6%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                          ---------- -------------- ---------------
Health Care -- (Continued)
      Other Securities...................................            $  130,278,997            2.3%
                                                                     --------------          ------
Total Health Care........................................               524,865,812           10.2%
                                                                     --------------          ------
Industrials -- (13.9%)
      CSX Corp...........................................  1,242,950     44,286,308            0.9%
      FedEx Corp.........................................    142,324     23,825,038            0.5%
      General Electric Co................................  5,207,993    134,418,299            2.6%
      Norfolk Southern Corp..............................    545,229     60,324,137            1.2%
      Northrop Grumman Corp..............................    337,038     46,497,762            0.9%
      Union Pacific Corp.................................    888,128    103,422,506            2.0%
      Other Securities...................................               326,691,336            6.3%
                                                                     --------------          ------
Total Industrials........................................               739,465,386           14.4%
                                                                     --------------          ------
Information Technology -- (6.9%)
      Corning, Inc.......................................  1,201,485     24,546,339            0.5%
      Hewlett-Packard Co.................................    759,615     27,254,986            0.5%
*     Micron Technology, Inc.............................    758,908     25,112,266            0.5%
*     Yahoo!, Inc........................................  1,048,770     48,295,858            1.0%
      Other Securities...................................               240,376,067            4.6%
                                                                     --------------          ------
Total Information Technology.............................               365,585,516            7.1%
                                                                     --------------          ------
Materials -- (3.0%)
      International Paper Co.............................    493,615     24,986,791            0.5%
      Other Securities...................................               137,737,875            2.7%
                                                                     --------------          ------
Total Materials..........................................               162,724,666            3.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.0%)
#     AT&T, Inc..........................................  4,073,875    141,933,805            2.8%
      Verizon Communications, Inc........................    644,888     32,405,622            0.6%
      Other Securities...................................                40,703,493            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               215,042,920            4.2%
                                                                     --------------          ------
Utilities -- (0.3%)
      Other Securities...................................                16,312,159            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,127,402,862           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    21,755            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.077%. 20,061,382     20,061,382            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund..................... 14,553,369    168,382,482            3.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,951,388,341)...................................            $5,315,868,481          103.3%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  920,438,391           --   --    $  920,438,391
  Consumer Staples............    370,555,829           --   --       370,555,829
  Energy......................    822,464,980           --   --       822,464,980
  Financials..................    989,919,534 $     27,669   --       989,947,203
  Health Care.................    524,865,812           --   --       524,865,812
  Industrials.................    739,465,174          212   --       739,465,386
  Information Technology......    365,585,516           --   --       365,585,516
  Materials...................    162,724,666           --   --       162,724,666
  Other.......................             --           --   --                --
  Telecommunication Services..    215,042,920           --   --       215,042,920
  Utilities...................     16,312,159           --   --        16,312,159
Rights/Warrants...............             --       21,755   --            21,755
Temporary Cash Investments....     20,061,382           --   --        20,061,382
Securities Lending Collateral.             --  168,382,482   --       168,382,482
                               -------------- ------------   --    --------------
TOTAL......................... $5,147,436,363 $168,432,118   --    $5,315,868,481
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2014
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $280,786 of securities on loan)*......... $5,127,425
Temporary Cash Investments at Value & Cost...............................     20,061
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    168,382
Cash.....................................................................      3,639
Receivables:
  Investment Securities Sold.............................................        457
  Dividends, Interest and Tax Reclaims...................................      5,035
  Securities Lending Income..............................................         67
                                                                          ----------
     Total Assets........................................................  5,325,066
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    168,382
  Investment Securities Purchased........................................     11,679
  Due to Advisor.........................................................        833
Accrued Expenses and Other Liabilities...................................        195
     Total Liabilities...................................................    181,089
                                                                          ----------
NET ASSETS............................................................... $5,143,977
                                                                          ==========
Investments at Cost...................................................... $2,762,944
                                                                          ==========

----------
* See Note G in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2014
                            (Amounts in thousands)

   Investment Income
     Dividends (Net of Foreign Taxes Withheld of $8)............... $ 86,754
     Interest......................................................        7
     Income from Securities Lending................................      840
                                                                    --------
        Total Investment Income....................................   87,601
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................    9,619
     Accounting & Transfer Agent Fees..............................      242
     Custodian Fees................................................       54
     Shareholders' Reports.........................................       20
     Directors'/Trustees' Fees & Expenses..........................       34
     Professional Fees.............................................       99
     Other.........................................................       22
                                                                    --------
        Total Expenses.............................................   10,090
                                                                    --------
     Net Expenses..................................................   10,090
                                                                    --------
     Net Investment Income (Loss)..................................   77,511
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   18,712
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  573,756
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................  592,468
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $669,979
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Year        Year
                                                                           Ended       Ended
                                                                          Oct. 31,    Oct. 31,
                                                                            2014        2013
-                                                                        ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   77,511  $   69,562
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     18,712      39,747
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    573,756   1,056,586
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    669,979   1,165,895
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    209,662     285,068
  Withdrawals...........................................................   (125,419)   (367,684)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     84,243     (82,616)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    754,222   1,083,279
Net Assets
  Beginning of Year.....................................................  4,389,755   3,306,476
                                                                         ----------  ----------
  End of Year........................................................... $5,143,977  $4,389,755
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS


                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2014        2013        2012        2011        2010
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................      15.17%      35.92%      18.47%       6.33%      20.38%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,143,977  $4,389,755  $3,306,476  $2,901,325  $2,670,673
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.61%       1.82%       1.99%       1.61%       1.40%
Portfolio Turnover Rate..............................          2%          5%         10%         20%         25%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2014, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $120 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the year ended October 31, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid to the CCO by the Trust were $83 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- -------
        The Tax-Managed U.S. Marketwide Value Series. $260,060  $71,982

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $2,951,992  $2,397,559    $(33,683)    $2,363,876

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2014.

G. Securities Lending:

   As of October 31, 2014, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $114,381 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

H. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-

Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                 Portfolios within the DFA   Principal Occupation(s) During Past 5
 with the Fund, Address and   Term of Office/1/ and      Fund Complex/2/        Years and Other Directorships of Public
       Year of Birth           Length of Service             Overseen                       Companies Held
------------------------------------------------------------------------------------------------------------------------
                                           Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Business.
The University of Chicago      DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                        and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                         Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                               (futures trading exchange) (since
1939                                                                            2004). Trustee, Harbor Fund (registered
                                                                                investment company) (29 Portfolios)
                                                                                (since 1994). Formerly, Member of the
                                                                                Board of Milwaukee Insurance Company
                                                                                (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                 asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                        to Morningstar Inc. (since 2006).
1943                                                                            Formerly, Director, BIRR Portfolio
                                                                                Analysis, Inc. (software products)
                                                                                (1990-2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.    DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.     DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                              School of Business, Stanford University
518 Memorial Way                                                                (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                         (expert testimony and economic and
1948                                                                            financial analysis) (since 2009).
                                                                                Formerly, Chairman of the President
                                                                                George W. Bush's Council of Economic
                                                                                Advisers (2006-2009). Formerly, Council
                                                                                of Economic Advisors, State of
                                                                                California (2005-2006). Formerly,
                                                                                Commissioner, White House Panel on Tax
                                                                                Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.    DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.     DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                   Graduate School of Business, Stanford
Advisors, LP                                                                    University (since 1981). Chairman,
6300 Bee Cave Road                                                              Ruapay Inc. (since 2013). Formerly,
Building 1                                                                      Chairman, Platinum Grove Asset
Austin, TX 78746                                                                Management, L.P. (hedge fund)
1941                                                                            (formerly, Oak Hill Platinum Partners)
                                                                                (1999-2009). Formerly, Director,
                                                                                American Century Fund Complex
                                                                                (registered investment companies) (43
                                                                                Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.    DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.     DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                        Corporation (formerly known as HON
5807 S. Woodlawn                                                                Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                        (since 2000). Director, Ryder System
1953                                                                            Inc. (transportation, logistics and
                                                                                supply-chain management) (since 2003).
                                                                                Trustee, UBS Funds (4 investment
                                                                                companies within the fund complex) (33
                                                                                portfolios) (since 2009). Formerly,
                                                                                Co-Director Investment Research,
                                                                                Fundamental Investment Advisors (hedge
                                                                                fund) (2008-2011).
------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
  with the Fund, Address     Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
     and Year of Birth       Length of Service            Overseen             Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road,                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009-2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      108 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007 - June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of                        Term of Office/1/ and
      Birth             Position        Length of Service           Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
                                                     Officers
----------------------------------------------------------------------------------------------------------------------
April A. Aandal    Vice President           Since 2008         Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President           Since 2012         Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President           Since 2005         Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President           Since 1993         Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013).
----------------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional Fund
                                                               Advisors LP (January 2011-January 2014); Partner
                                                               at Stonehouse Consulting (2010).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President           Since 2007         Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and       Since 2001         Vice President and Assistant Secretary of all the
1967               Assistant Secretary                         DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President           Since 2007         Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012); Regional Director
                                                               at Russell Investments (April 2006-December 2010).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) and
                                                               Senior Associate (July 2008-December 2009) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2008-2010).
----------------------------------------------------------------------------------------------------------------------

   Name and Year of                         Term of Office/1/ and
        Birth                Position       Length of Service            Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President          Since 2009         Vice President of all the DFA Entities. Co-Head of
1966                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) for
                                                                   Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                   Manager for Dimensional Fund Advisors LP (October
                                                                   2005 to January 2012).
-------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                               Counsel for Dimensional Fund Advisors LP (April
                                                                   2012 - January 2014); Vice President and Counsel
                                                                   for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President          Since 2004         Vice President of all the DFA Entities, DFA Australia
1972                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC. Head of Global Institutional Services for
                                                                   Dimensional Fund Advisors LP (since January
                                                                   2014). Formerly, Head of Institutional, North America
                                                                   (March 2012 to December 2013) and Head of
                                                                   Portfolio Management (January 2006 to March 2012)
                                                                   for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (September 2011-March 2013); Vice President at
                                                                   MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2010-March 2014); Vice President, Sales
                                                                   and Business Development at AdvisorsIG (PPMG)
                                                                   (2009-2010); Vice President at Credit Suisse (2007-
                                                                   2009).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President          Since 2013         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (2003-March 2014).
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President          Since 2012         Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President          Since 2007         Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1955                                                               Senior Vice President and Managing Director at
                                                                   State Street Bank & Trust Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and      Since 2004         Vice President and Chief Compliance Officer of all
1965                    Global Chief                               the DFA Entities, DFA Australia Limited, and
                        Compliance Officer                         Dimensional Fund Advisors Ltd. Chief Compliance
                                                                   Officer of Dimensional Fund Advisors Canada.
                                                                   Formerly, Vice President and Chief Compliance
                                                                   Officer for Dimensional SmartNest (US) LLC
                                                                   (October 2010- 2014).
-------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President          Since 1999         Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President          Since 1994         Vice President of all the DFA Entities, DFA Australia
1957                                                               Limited and Dimensional Fund Advisors Canada
                                                                   ULC.
-------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President          Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                               Regional Director (January 2012-January 2014) and
                                                                   Senior Associate (August 2010-December 2011) for
                                                                   Dimensional Fund Advisors LP; MBA and MPA at
                                                                   the University of Texas at Austin (August 2007-May
                                                                   2010).
-------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President          Since 2010         Vice President of all the DFA Entities. Formerly,
1972                                                               Research Associate (August 2008-March 2010) and
                                                                   Research Assistant (April 2006-August 2008) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                         Term of Office/1/ and
       Birth              Position        Length of Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President           Since 2001         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President           Since 2014         Vice President of all the DFA Entities. Head of
1979                                                             Marketing for Dimensional Fund Advisors LP (since
                                                                 February 2013). Formerly, Senior Manager of
                                                                 Research and Marketing for Dimensional Fund
                                                                 Advisors LP (June 2012-January 2013); Director of
                                                                 Mutual Fund Analysis at Morningstar (January 2008-
                                                                 May 2012).
-----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and       Since 1998         Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                 Operating Officer for Dimensional Fund Advisors
                                                                 Pte. Ltd. (since April 2013). Formerly, Chief
                                                                 Operating Officer for Dimensional Fund Advisors Ltd.
                                                                 (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President           Since 2004         Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President           Since 2008         Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) for
                                                                 Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                 Manager for Dimensional Fund Advisors LP
                                                                 (September 2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President           Since 2009         Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President           Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President           Since 2000         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President           Since 2007         Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President           Since 2011         Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President           Since 2014         Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014); Vice President and Senior
                                                                 Counsel for State Street Global Advisors (November
                                                                 2008-January 2011).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President           Since 2007         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and       Since 2005         Vice President and Fund Controller of all the DFA
1974                 Fund Controller                             Entities, Dimensional Cayman Commodity Fund I
                                                                 Ltd. and Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President           Since 2005         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President           Since 2004         Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President           Since 2011         Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
-----------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth                Position          Length of Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President               Since 2004         Vice President of all the DFA Entities and
1973                                                                 Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1971                                                                 Manager of Sales and Marketing Systems (January
                                                                     2011-January 2014) and Project Manager (2007-
                                                                     2010) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1968                                                                 Facilities Manager for Dimensional Fund Advisors
                                                                     LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President               Since 2014         Vice President of all the DFA Entities. Head of
1978                                                                 Operations for Financial Advisor Services for
                                                                     Dimensional Fund Advisors LP (since July 2014).
                                                                     Formerly, Counsel of Dimensional Fund Advisors LP
                                                                     (August 2011-January 2014); Associate at Andrews
                                                                     Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and           Since 2003         Vice President of all the DFA Entities, Dimensional
1954                 Chief Operating Officer                         Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Chief Operating
                                                                     Officer of Dimensional Holdings Inc., DFA Securities
                                                                     LLC, Dimensional Fund Advisors LP, Dimensional
                                                                     Cayman Commodity Fund I Ltd., Dimensional Japan
                                                                     Ltd., Dimensional Advisors Ltd. And Dimensional
                                                                     Fund Advisors Pte. Ltd. Director, Vice President, and
                                                                     Chief Privacy Officer of Dimensional Fund Advisors
                                                                     Canada ULC. Director of DFA Australia Limited,
                                                                     Dimensional Fund Advisors Ltd., Dimensional Japan
                                                                     Ltd. and Dimensional Advisors Ltd. Director and Vice
                                                                     President of Dimensional Hong Kong Limited and
                                                                     Dimensional Fund Advisors Pte. Ltd.
---------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (October 2004-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President               Since 2012         Vice President of all the DFA Entities. Formerly,
1948                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (April 2006-January 2012).
---------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President               Since 2010         Vice President of all the DFA Entities. Portfolio
1971                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     June 2004).
---------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1972                                                                 Creative Director for Dimensional Fund Advisors LP
                                                                     (September 2012-January 2014); Vice President and
                                                                     Global Creative Director at Morgan Stanley
                                                                     (2007-2012); Visiting Assistant Professor, Graduate
                                                                     Communications Design at Pratt Institute
                                                                     (2004-2012).
---------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President               Since 2011         Vice President of all the DFA Entities. Head of
1971                                                                 Defined Contribution Sales for Dimensional Fund
                                                                     Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President               Since 2004         Vice President of all the DFA Entities. Senior
1971                                                                 Portfolio Manager of Dimensional Fund Advisors LP
                                                                     (since January 2012). Formerly, Portfolio Manager
                                                                     for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President               Since 2013         Vice President of all the DFA Entities. Formerly,
1981                                                                 Senior Associate, Investment Analytics and Data
                                                                     (January 2012-December 2012) and Systems
                                                                     Developer (June 2007-December 2011) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President               Since 2014         Vice President of all the DFA Entities. Formerly,
1966                                                                 Regional Director (May 2010-January 2014) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President               Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2007-2010).
---------------------------------------------------------------------------------------------------------------------------

 Name and Year of                          Term of Office/1/ and
      Birth               Position         Length of Service             Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President             Since 2004         Vice President of all the DFA Entities. Formerly,
1967                                                              Chief Executive Officer for Dimensional SmartNest
                                                                  (US) LLC (July 2012-November 2014).
-------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly, Vice
1969                                                              President - Global Operations at Janus Capital
                                                                  Group (2005-2011).
-------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1978                                                              Senior Trader (January 2010-December 2012) and
                                                                  Trader (2000-2009) for Dimensional Fund Advisors
                                                                  LP.
-------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President             Since 2005         Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President             Since 2011         Vice President of all the DFA Entities. Formerly,
1980                                                              Research Associate for Dimensional Fund Advisors
                                                                  LP (July 2008-2010).
-------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1960                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2008-January 2013).
-------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President             Since 2009         Vice President of all the DFA Entities.
1969
-------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1969                                                              Regional Director for Dimensional Fund Advisors LP
                                                                  (January 2011-January 2014); Vice President at
                                                                  Columbia Management (2004-2010).
-------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President             Since 2010         Vice President of all the DFA Entities and
1972                                                              Dimensional Cayman Commodity Fund I Ltd.
                                                                  Formerly, Counsel for Dimensional Fund Advisors
                                                                  LP (September 2006-January 2010).
-------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President             Since 2008         Vice President of all DFA Entities and Head of
1970                                                              Global Human Resources for Dimensional Fund
                                                                  Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief      Since 2007         Vice President, Chief Financial Officer and Treasurer
1956                Financial Officer and                         of all the DFA Entities. Director, Vice President,
                    Treasurer                                     Chief Financial Officer and Treasurer of Dimensional
                                                                  Fund Advisors Ltd., DFA Australia Limited,
                                                                  Dimensional Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited, Dimensional Fund Advisors Canada
                                                                  ULC, and Dimensional Cayman Commodity Fund I
                                                                  Ltd. Director of Dimensional Funds plc and
                                                                  Dimensional Funds II plc. Statutory Auditor of
                                                                  Dimensional Japan Ltd. Formerly, Chief Financial
                                                                  Officer, Treasurer and Vice President of Dimensional
                                                                  SmartNest (US) LLC (October 2010-November
                                                                  2014).
-------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1975                                                              Regional Director of Dimensional Fund Advisors LP
                                                                  (January 2009-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President             Since 2014         Vice President of all the DFA Entities. Formerly,
1984                                                              Regional Director (January 2009-January 2014) and
                                                                  Senior Associate (2011) for Dimensional Fund
                                                                  Advisors LP; Investment Consultant (March 2010-
                                                                  December 2010) and Investment Analyst (December
                                                                  2007-March 2010) at Towers Watson.
-------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President             Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                              Manager, Investment Systems (2011-January 2013)
                                                                  and Project Manager (2007-2010) for Dimensional
                                                                  Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------

 Name and Year of                             Term of Office/1/ and
       Birth               Position            Length of Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and     Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary              and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and     Since 2013                 Vice President of all the DFA Entities. Deputy Chief
1961                 Deputy Chief                                      Compliance Officer of Dimensional Fund Advisors
                     Compliance Officer                                LP (since December 2012). Formerly, Chief
                                                                       Compliance Officer of Wellington Management
                                                                       Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President         Since 2010                 Vice President of all the DFA Entities and
1974                                                                   Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                       General Counsel, Funds (since 2011). Formerly,
                                                                       Counsel for Dimensional Fund Advisors LP (2007-
                                                                       2010).
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Chief Investment       and Co-Chief Investment    the DFA Entities and Dimensional Fund Advisors
                     Officer                Officer since 2014         Canada ULC. Director of Dimensional Funds plc and
                                                                       Dimensional Fund II plc.
-----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       July 2005).
-----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President         Since 2010                 Vice President of all the DFA Entities. Formerly,
1978                                                                   Senior Compliance Officer (January 2008-January
                                                                       2010) and Compliance Officer (February 2006-
                                                                       December 2007) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (2012-January 2013); Senior Consultant (June 2011-
                                                                       December 2011) and Senior Investment Analyst and
                                                                       Consultant (July 2008-June 2011) at Hewitt
                                                                       EnnisKnupp.
-----------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President         Since 2011                 Vice President of all the DFA Entities. Portfolio
1970                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President         Since 2008                 Vice President of all the DFA Entities. Formerly,
1973                                                                   Research Associate for Dimensional Fund Advisors
                                                                       LP (2006 to 2008).
-----------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President         Since 2014                 Vice President of all the DFA Entities. Formerly,
1967                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014); Vice President at
                                                                       BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1969                                                                   Planning and Analysis Manager for Dimensional
                                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------------------------

 Name and Year of                    Term of Office/1/ and
       Birth            Position     Length of Service            Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1981                                                        Research Associate (June 2011-January 2012) for
                                                            Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President      Since 2005         Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1960                                                        Senior Manager, Human Resources for Dimensional
                                                            Fund Advisors LP (January 2012-January 2014);
                                                            Director of Human Resources at Spansion, Inc.
                                                            (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1959                                                        Client Systems Manager for Dimensional Fund
                                                            Advisors LP (July 2008-January 2010); Senior
                                                            Manager at Vanguard (November 1997-July 2008).
------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President      Since 2010         Vice President of all the DFA Entities. Formerly,
1961                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (March 2006-January 2010).
------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President      Since 2009         Vice President of all the DFA Entities. Formerly,
1965                                                        Investment Operations Manager for Dimensional
                                                            Fund Advisors LP (May 2007-January 2009).
------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President      Since 2007         Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1981                                                        Manager for Dimensional Fund Advisors LP (since
                                                            January 2012). Formerly, Investment Associate for
                                                            Dimensional Fund Advisors LP (August 2010-
                                                            December 2011).
------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President      Since 2007         Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President      Since 2014         Vice President of all the DFA Entities. Portfolio
1977                                                        Manager of Dimensional Fund Advisors LP (since
                                                            January 2010).
------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1968                                                        Project Manager for Dimensional Fund Advisors LP
                                                            (2007-2010).
------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President      Since 2004         Vice President of all the DFA Entities and
1956                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President      Since 2000         Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President      Since 2004         Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1971                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1973                                                        Manager, Investment Analytics and Data (2012-
                                                            January 2013) and Research Assistant (2002-2011)
                                                            for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President      Since 2013         Vice President of all the DFA Entities. Formerly,
1980                                                        Regional Director (2010-January 2013) and Senior
                                                            Associate (2007-2009) for Dimensional Fund
                                                            Advisors LP.
------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President      Since 2012         Vice President of all the DFA Entities. Formerly,
1978                                                        Regional Director for Dimensional Fund Advisors LP
                                                            (January 2008-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President      Since 2009         Vice President of all the DFA Entities.
1958
------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President      Since 1997         Vice President of all the DFA Entities, DFA Australia
1966                                                        Limited, Dimensional Fund Advisors Ltd., and
                                                            Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------

  Name and Year of                    Term of Office/1/ and
       Birth             Position     Length of Service           Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President      Since 2014         Vice President of all the DFA Entities. Formerly,
1979                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President      Since 2009         Vice President of all the DFA Entities. Portfolio
1970                                                         Manager for Dimensional Fund Advisors LP (since
                                                             2004).
----------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President      Since 1997         Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President      Since 2007         Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President      Since 2005         Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President      Since 2011         Vice President of all the DFA Entities. Formerly,
1978                                                         Regional Director for Dimensional Fund Advisors LP
                                                             (2005-2010).
----------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2013 to October 31, 2014, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                        Qualifying
                                                                                                           For
                                                    Net                                                 Corporate
                                                Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                                  Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.           Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------           ------------- ------------- ------------- ------------- ------------ ----------
Tax-Managed U.S. Marketwide Value Portfolio...      100%          --            --            100%         100%        100%
Tax-Managed U.S. Equity Portfolio.............      100%          --            --            100%         100%        100%
Tax-Managed U.S. Targeted Value Portfolio.....       25%          --            75%           100%         100%        100%
Tax-Managed U.S. Small Cap Portfolio..........       91%          --             9%           100%         100%        100%
T.A. U.S. Core Equity 2 Portfolio.............       62%          --            38%           100%         100%        100%
Tax-Managed DFA International Value Portfolio.      100%          --            --            100%         100%        100%
T.A. World ex U.S. Core Equity Portfolio......       93%          --             7%           100%         100%        100%

                                                                              Qualifying
                                                                                Short-
                                                Foreign   Foreign  Qualifying    Term
                                                  Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.           Credit(3) Income(4) Income(5)   Gain(6)
------------------------------------           --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide Value Portfolio...    --          1%      100%       100%
Tax-Managed U.S. Equity Portfolio.............    --         --       100%       100%
Tax-Managed U.S. Targeted Value Portfolio.....    --         --       100%       100%
Tax-Managed U.S. Small Cap Portfolio..........    --         --       100%       100%
T.A. U.S. Core Equity 2 Portfolio.............    --         --       100%       100%
Tax-Managed DFA International Value Portfolio.     6%       100%      100%       100%
T.A. World ex U.S. Core Equity Portfolio......     7%       100%      100%       100%

----------

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103114-002A

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2014

                               TABLE OF CONTENTS

          INVESTMENT SUMMARY                                        1

          SCHEDULE OF PORTFOLIO HOLDINGS                            2

          SCHEDULE OF INVESTMENTS                                   3

          STATEMENT OF ASSETS AND LIABILITIES                       9

          STATEMENT OF OPERATIONS                                  10

          STATEMENTS OF CHANGES IN NET ASSETS                      11

          FINANCIAL HIGHLIGHTS                                     12

          NOTES TO FINANCIAL STATEMENTS                            13

          SUPPLEMENTAL INFORMATION                                 20

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  21

          FUND MANAGEMENT                                          22

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

 LOGO

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/14

                                              1 YEAR SINCE INCEPTION 7-DAY YIELD
                                              ------ --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND             0.08%      0.16%         0.07%
CITIGROUP ONE-MONTH U.S. TREASURY BILL INDEX   0.03%      0.06%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
October 31, 2014
--------------------------------------------------------------------------------
The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2014:

                                                    PERCENT OF
                 SECURITY ALLOCATION                INVESTMENTS
                 -------------------                -----------
                 Commercial Paper..................     55.8%
                 U.S. Government Agency Securities.     14.0
                 Yankee Certificates of Deposit....     12.7
                 Repurchase Agreements.............      9.1
                 U.S. Treasury Obligations.........      3.9
                 Yankee Bonds......................      2.2
                 Corporate Bonds...................      1.9
                 Government Bonds..................      0.4
                                                       -----
                 TOTAL INVESTMENTS.................    100.0%

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- ------------
CORPORATE BONDS - 1.9%
(r)General Electric Capital Corp........... 1.09% 05/28/15  100,000,000  100,487,700
(r)Toronto Dominion Bank NY................ 0.42% 05/01/15  130,527,000  130,648,521
(r)Toyota Motor Credit Corp................ 0.23% 01/14/15   90,000,000   90,004,770
(r)Toyota Motor Credit Corp................ 0.38% 03/10/15    9,164,000    9,166,373
(r)Toyota Motor Credit Corp................ 0.23% 10/29/15  100,000,000   99,979,900
                                                            -----------  -----------
TOTAL CORPORATE BONDS (Cost $430,311,669)..                 429,691,000  430,287,264
                                                            -----------  -----------
YANKEE BONDS - 2.2%
(r)Bank of Montreal........................ 0.70% 09/11/15   58,622,000   58,845,760
(r)Commonwealth Bank of Australia.......... 1.03% 09/18/15  150,000,000  151,059,001
National Australia Bank Ltd................ 3.75% 03/02/15   50,000,000   50,541,700
(r)National Australia Bank Ltd............. 1.37% 08/07/15   61,650,000   62,147,700
(r)Royal Bank of Canada NY................. 0.46% 01/06/15  141,450,000  141,521,432
(r)Westpac Banking Corp.................... 0.99% 09/25/15   48,284,000   48,597,894
                                                            -----------  -----------
TOTAL YANKEE BONDS (Cost $512,767,096).....                 510,006,000  512,713,487
                                                            -----------  -----------
COMMERCIAL PAPER - 55.8%
(y)++ANZ National International Ltd........ 0.20% 11/07/14   49,450,000   49,449,713
(y)++ANZ National International Ltd........ 0.19% 11/26/14   95,250,000   95,245,076
(y)++ANZ National International Ltd........ 0.21% 01/07/15   93,000,000   92,974,890
(y)++ANZ National International Ltd........ 0.20% 01/20/15   80,000,000   79,973,544
(y)++ANZ National International Ltd........ 0.20% 02/09/15  100,000,000   99,956,790
(y)++ANZ National International Ltd........ 0.22% 03/09/15  160,000,000  159,908,271
(y)++ANZ National International Ltd........ 0.20% 04/17/15   85,000,000   84,934,151
(y)++Apple, Inc............................ 0.11% 11/18/14    5,000,000    4,999,788
(y)++Archer-Daniels-Midland Co............. 0.08% 11/19/14  110,400,000  110,393,188
(y)++Archer-Daniels-Midland Co............. 0.08% 11/20/14   73,500,000   73,495,178
(y)++Archer-Daniels-Midland Co............. 0.07% 12/10/14  100,000,000   99,984,110
(y)++Archer-Daniels-Midland Co............. 0.07% 12/11/14   85,000,000   84,985,967
(y)++Archer-Daniels-Midland Co............. 0.08% 12/12/14   50,000,000   49,991,485
(y)++ASB Finance Ltd. London............... 0.21% 02/12/15   50,000,000   49,974,145
(y)++ASB Finance Ltd. London............... 0.20% 02/25/15   50,000,000   49,968,150
(y)++AstraZeneca PLC....................... 0.08% 01/20/15   11,700,000   11,695,946
(y)++Australia & New Zealand Banking Group. 0.19% 04/23/15   50,000,000   49,950,700
(y)++Bank Nederlandse Gemeenten NV......... 0.17% 11/10/14  185,000,000  184,997,409
(y)++Bank Nederlandse Gemeenten NV......... 0.25% 11/21/14   50,000,000   49,997,960
(y)++Bank Nederlandse Gemeenten NV......... 0.19% 12/10/14  100,000,000   99,987,000
(y)++Bank Nederlandse Gemeenten NV......... 0.20% 02/27/15  144,000,000  143,909,712
(y)Banque et Caisse d'Epargne de I'Etat.... 0.14% 11/04/14   37,000,000   36,999,752
(y)Banque et Caisse d'Epargne de I'Etat.... 0.14% 11/07/14   15,000,000   14,999,825
(y)Banque et Caisse d'Epargne de I'Etat.... 0.13% 11/10/14   50,000,000   49,999,055
(y)Banque et Caisse d'Epargne de I'Etat.... 0.18% 11/24/14   54,000,000   53,996,652
(y)Banque et Caisse d'Epargne de I'Etat.... 0.21% 12/02/14   50,000,000   49,995,420
(y)Banque et Caisse d'Epargne de I'Etat.... 0.19% 01/08/15   15,000,000   14,995,803
(y)Banque et Caisse d'Epargne de I'Etat.... 0.16% 02/02/15  115,000,000  114,950,458
(y)Banque et Caisse d'Epargne de I'Etat.... 0.15% 02/06/15  100,000,000   99,953,450
(y)Banque et Caisse d'Epargne de I'Etat.... 0.16% 02/24/15  150,000,000  149,905,755
(y)Banque et Caisse d'Epargne de I'Etat.... 0.15% 02/27/15   50,000,000   49,967,110
(y)++Basin Electric Power Cooperative...... 0.12% 11/17/14   10,000,000    9,999,466
(y)++Basin Electric Power Cooperative...... 0.17% 12/02/14   10,000,000    9,998,818
(y)++Basin Electric Power Cooperative...... 0.14% 12/18/14   10,000,000    9,997,947
(y)++Basin Electric Power Cooperative...... 0.12% 01/02/15   10,000,000    9,996,990
(y)++Basin Electric Power Cooperative...... 0.12% 01/15/15   12,000,000   11,995,415
(y)++Caisse des Depots et Consignations.... 0.16% 12/12/14  170,000,000  169,973,020
(y)++Caisse des Depots et Consignations.... 0.14% 01/27/15   60,000,000   59,973,744
(y)++Caisse des Depots et Consignations.... 0.22% 02/17/15  176,000,000  175,900,876
(y)++Caisse des Depots et Consignations.... 0.20% 03/02/15   45,000,000   44,970,921
(y)++Caisse des Depots et Consignations.... 0.22% 03/09/15  100,000,000   99,930,840
(y)++Caisse des Depots et Consignations.... 0.20% 04/23/15  125,000,000  124,874,338

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 55.8% (CONTINUED)
(y)++Coca-Cola Co..................................... 0.15% 11/19/14   80,000,000   79,997,760
(y)++Coca-Cola Co..................................... 0.14% 12/04/14   18,000,000   17,998,929
(y)++Coca-Cola Co..................................... 0.12% 02/06/15   35,300,000   35,290,102
(y)++Coca-Cola Co..................................... 0.13% 02/20/15   25,000,000   24,991,678
(y)++Coca-Cola Co..................................... 0.20% 02/27/15   65,000,000   64,976,366
(y)++Coca-Cola Co..................................... 0.18% 03/24/15   75,000,000   74,962,200
(y)++Commonwealth Bank of Australia................... 0.10% 12/03/14   75,000,000   74,994,360
(y)++CPPIB Capital, Inc............................... 0.14% 11/04/14   50,000,000   49,999,665
(y)++CPPIB Capital, Inc............................... 0.17% 11/05/14   50,000,000   49,999,585
(y)++CPPIB Capital, Inc............................... 0.14% 11/06/14  125,000,000  124,998,750
(y)++CPPIB Capital, Inc............................... 0.14% 11/10/14  100,000,000   99,998,220
(y)++CPPIB Capital, Inc............................... 0.14% 12/03/14   50,000,000   49,994,590
(y)++CPPIB Capital, Inc............................... 0.14% 12/08/14   45,000,000   44,993,745
(y)++CPPIB Capital, Inc............................... 0.14% 12/09/14   35,000,000   34,994,918
(y)++CPPIB Capital, Inc............................... 0.14% 02/10/15   70,000,000   69,963,509
(y)++CPPIB Capital, Inc............................... 0.14% 02/11/15   30,000,000   29,984,208
(y)++CPPIB Capital, Inc............................... 0.17% 02/13/15   28,000,000   27,984,891
(y)++CPPIB Capital, Inc............................... 0.18% 02/17/15   10,000,000    9,994,368
(y)++CPPIB Capital, Inc............................... 0.14% 02/19/15   67,500,000   67,461,080
(y)++CPPIB Capital, Inc............................... 0.14% 02/24/15   28,000,000   27,982,948
(y)++CPPIB Capital, Inc............................... 0.17% 04/13/15   18,000,000   17,983,573
(y)++CPPIB Capital, Inc............................... 0.17% 04/24/15   15,000,000   14,985,441
(y)++DBS Bank Ltd..................................... 0.23% 01/15/15   16,465,000   16,459,751
(y)++DBS Bank Ltd..................................... 0.23% 01/29/15   50,000,000   49,980,000
(y)++DBS Bank Ltd..................................... 0.21% 02/23/15   70,000,000   69,956,845
(y)++DBS Bank Ltd..................................... 0.23% 03/10/15  100,000,000   99,924,170
(y)++DBS Bank Ltd..................................... 0.23% 03/25/15   50,000,000   49,954,690
(y)++DuPont Ei de Nemours Co.......................... 0.06% 11/04/14   15,000,000   14,999,883
(y)++DuPont Ei de Nemours Co.......................... 0.07% 11/12/14   40,000,000   39,999,068
(y)++DuPont Ei de Nemours Co.......................... 0.07% 11/18/14   30,000,000   29,998,875
(y)++DuPont Ei de Nemours Co.......................... 0.07% 11/24/14   25,000,000   24,998,668
(y)++Emerson Electric Co.............................. 0.09% 01/06/15   13,000,000   12,997,774
(y)++Emerson Electric Co.............................. 0.11% 01/14/15   12,000,000   11,997,625
(y)++Emerson Electric Co.............................. 0.10% 01/20/15   26,876,000   26,870,136
(y)++Emerson Electric Co.............................. 0.11% 01/22/15   49,000,000   48,988,931
(y)European Investment Bank........................... 0.03% 11/05/14  100,000,000   99,999,170
(y)General Electric Capital Corp...................... 0.20% 02/05/15   50,000,000   49,987,200
(y)General Electric Capital Corp...................... 0.20% 02/12/15  150,000,000  149,957,099
(y)General Electric Capital Corp...................... 0.17% 02/18/15  100,000,000   99,968,530
(y)General Electric Capital Corp...................... 0.20% 03/09/15  175,000,000  174,925,379
(y)General Electric Capital Corp...................... 0.20% 04/27/15  100,000,000   99,907,540
(y)++Hydro-Quebec..................................... 0.10% 12/03/14   50,000,000   49,995,235
(y)++John Deere Capital Corp.......................... 0.09% 12/08/14   18,000,000   17,998,177
(y)++John Deere Capital Corp.......................... 0.08% 12/10/14   50,000,000   49,994,445
(y)++Koch Resources LLC............................... 0.07% 11/05/14   25,000,000   24,999,793
(y)++Kreditanstalt Fur Wiederaufbau................... 0.10% 11/03/14  200,000,000  199,999,339
(y)++Kreditanstalt Fur Wiederaufbau................... 0.11% 12/17/14   96,000,000   95,992,272
(y)++Kreditanstalt Fur Wiederaufbau................... 0.11% 12/18/14  100,000,000   99,991,730
(y)++Kreditanstalt Fur Wiederaufbau................... 0.09% 01/06/15   58,000,000   57,991,979
(y)++L'Oreal USA, Inc................................. 0.07% 11/13/14    8,800,000    8,799,762
(y)++L'Oreal USA, Inc................................. 0.06% 12/04/14   18,000,000   17,998,214
(y)++L'Oreal USA, Inc................................. 0.11% 12/09/14   13,000,000   12,998,423
(y)++Microsoft Corp................................... 0.06% 11/05/14   30,000,000   29,999,958
(y)++National Australia Funding....................... 0.04% 11/03/14  135,000,000  134,999,325
(y)++National Australia Funding....................... 0.16% 11/20/14   75,000,000   74,996,738
(y)++National Australia Funding....................... 0.10% 12/09/14  150,000,000  149,983,424
(y)++National Australia Funding....................... 0.11% 12/17/14   50,000,000   49,992,625
(y)++National Australia Funding....................... 0.20% 01/09/15   50,000,000   49,987,005
(y)++National Australia Funding....................... 0.21% 03/03/15  100,000,000   99,944,650
(y)National Rural Utilities Cooperative Finance Corp.. 0.08% 11/04/14   35,000,000   34,999,650
(y)National Rural Utilities Cooperative Finance Corp.. 0.09% 11/18/14   10,000,000    9,999,425

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 55.8% (CONTINUED)
(y)National Rural Utilities Cooperative Finance Corp.. 0.09% 11/20/14   40,000,000   39,997,376
(y)++Nederlandse Waterschaps.......................... 0.17% 11/21/14   15,000,000   14,999,388
(y)++Nederlandse Waterschaps.......................... 0.15% 02/02/15  210,000,000  209,906,969
(y)++Nestle Capital Corp.............................. 0.08% 12/01/14   50,000,000   49,998,665
(y)++Nestle Capital Corp.............................. 0.08% 12/04/14   50,000,000   49,998,440
(y)++Nestle Capital Corp.............................. 0.10% 12/18/14  100,000,000   99,994,130
(y)Nestle Finance International Ltd................... 0.08% 11/05/14  100,000,000   99,999,310
(y)Nestle Finance International Ltd................... 0.04% 11/07/14   45,000,000   44,999,564
(y)Nestle Finance International Ltd................... 0.17% 02/09/15  100,000,000   99,974,660
(y)Nestle Finance International Ltd................... 0.18% 02/20/15  100,000,000   99,972,100
(y)++NetJets, Inc..................................... 0.04% 11/04/14   40,000,000   39,999,732
(y)++Nordea North America, Inc........................ 0.22% 11/03/14   50,000,000   49,999,710
(y)++Nordea North America, Inc........................ 0.16% 11/18/14   50,000,000   49,997,875
(y)++Nordea North America, Inc........................ 0.21% 12/01/14    5,000,000    4,999,565
(y)++Nordea North America, Inc........................ 0.18% 01/15/15  100,000,000   99,968,120
(y)++Nordea North America, Inc........................ 0.21% 01/21/15  100,000,000   99,964,690
(y)++Nordea North America, Inc........................ 0.21% 03/11/15  100,000,000   99,931,830
(y)++Nordea North America, Inc........................ 0.23% 03/17/15   50,000,000   49,963,595
(y)++Nordea North America, Inc........................ 0.22% 04/27/15  100,000,000   99,887,430
(y)++NRW Bank AG...................................... 0.17% 11/05/14  100,000,000   99,999,170
(y)++NRW Bank AG...................................... 0.05% 11/06/14   93,000,000   92,999,070
(y)++NRW Bank AG...................................... 0.10% 11/07/14   30,000,000   29,999,649
(y)++NRW Bank AG...................................... 0.12% 11/10/14  100,000,000   99,998,110
(y)++NRW Bank AG...................................... 0.11% 11/20/14  200,000,000  199,990,219
(y)++NRW Bank AG...................................... 0.06% 12/10/14  100,000,000   99,987,440
(y)++NRW Bank AG...................................... 0.18% 12/15/14  100,000,000   99,985,000
(y)Oesterreich Kontrollbank AG........................ 0.10% 12/05/14    4,090,000    4,089,575
(y)Oesterreich Kontrollbank AG........................ 0.10% 01/22/15  111,000,000  110,960,329
(y)Oesterreich Kontrollbank AG........................ 0.13% 01/29/15  100,000,000   99,960,000
(y)++Old Line Funding LLC............................. 0.15% 11/10/14   60,000,000   59,998,368
(y)++Old Line Funding LLC............................. 0.15% 11/12/14   50,000,000   49,998,285
(y)++Old Line Funding LLC............................. 0.15% 01/13/15   50,000,000   49,982,630
(y)++Old Line Funding LLC............................. 0.15% 01/14/15   36,955,000   36,941,911
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.19% 11/13/14   50,000,000   49,998,060
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.19% 02/10/15  100,000,000   99,949,570
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.19% 02/23/15  100,000,000   99,940,480
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.23% 03/04/15  100,000,000   99,933,640
(y)PACCAR Financial Corp.............................. 0.08% 11/17/14   14,346,000   14,345,234
(y)PACCAR Financial Corp.............................. 0.11% 01/14/15   25,000,000   24,990,625
(y)++Parker Hannifin Corp............................. 0.09% 11/07/14   37,000,000   36,999,353
(y)++PepsiCo, Inc..................................... 0.07% 12/11/14   61,500,000   61,495,308
(y)++Precision Castparts Corp......................... 0.09% 11/18/14   30,000,000   29,998,275
(y)++Precision Castparts Corp......................... 0.09% 11/20/14   32,500,000   32,497,868
(y)++Precision Castparts Corp......................... 0.10% 12/08/14   20,000,000   19,997,024
(y)++Procter & Gamble Co.............................. 0.12% 11/12/14   50,000,000   49,999,835
(y)++Procter & Gamble Co.............................. 0.14% 01/15/15  100,000,000   99,986,280
(y)++Procter & Gamble Co.............................. 0.08% 01/22/15  100,000,000   99,984,320
(y)++Procter & Gamble Co.............................. 0.10% 02/05/15   72,000,000   71,986,032
(y)Province of Ontario................................ 0.10% 11/14/14  100,000,000   99,998,430
(y)Province of Ontario................................ 0.10% 11/17/14  100,000,000   99,997,810
(y)Province of Ontario................................ 0.09% 12/11/14  100,000,000   99,990,850
(y)Province of Ontario................................ 0.09% 12/15/14   75,000,000   74,992,500
(y)++Province of Quebec............................... 0.10% 11/03/14  100,000,000   99,999,500
(y)++Province of Quebec............................... 0.10% 11/04/14  100,000,000   99,999,330
(y)++Province of Quebec............................... 0.10% 11/18/14  100,000,000   99,995,750
(y)++Province of Quebec............................... 0.11% 12/12/14  100,000,000   99,986,470
(y)++Roche Holdings, Inc.............................. 0.10% 11/03/14   29,000,000   28,999,855
(y)++Roche Holdings, Inc.............................. 0.08% 11/25/14   14,000,000   13,999,086
(y)++Roche Holdings, Inc.............................. 0.08% 12/10/14   40,000,000   39,994,976
(y)++Sanofi-Aventis................................... 0.08% 11/07/14   75,000,000   74,999,858
(y)++Siemens Capital Co. LLC.......................... 0.07% 11/18/14   14,000,000   13,999,405

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                           Rate  Maturity Face Amount $   Fair Value $
--------------------                           ----  -------- -------------- --------------
COMMERCIAL PAPER - 55.8% (CONTINUED)
(y)++Siemens Capital Co. LLC.................. 0.09% 12/17/14     80,000,000     79,987,152
(y)++Siemens Capital Co. LLC.................. 0.09% 12/18/14    100,000,000     99,983,470
(y)++Standard Chartered Bank PLC.............. 0.18% 11/03/14     24,500,000     24,499,878
(y)++Standard Chartered Bank PLC.............. 0.18% 11/05/14     50,000,000     49,999,585
(y)++Standard Chartered Bank PLC.............. 0.18% 11/12/14     25,000,000     24,999,393
(y)++Standard Chartered Bank PLC.............. 0.18% 11/18/14     50,000,000     49,998,000
(y)++Standard Chartered Bank PLC.............. 0.19% 11/20/14    130,000,000    129,994,241
(y)++Standard Chartered Bank PLC.............. 0.16% 12/04/14    100,000,000     99,990,080
(y)++Standard Chartered Bank PLC.............. 0.17% 01/20/15    100,000,000     99,960,850
(y)++Standard Chartered Bank PLC.............. 0.17% 01/21/15    100,000,000     99,960,140
(y)++Svenska Handelsbanken, Inc............... 0.20% 12/12/14     43,800,000     43,793,049
(y)++Svenska Handelsbanken, Inc............... 0.20% 01/15/15     25,000,000     24,992,030
(y)Target Corp................................ 0.07% 11/03/14     40,000,000     39,999,700
(y)++Toronto Dominion Holdings................ 0.19% 11/07/14     10,000,000      9,999,922
(y)++Toronto Dominion Holdings................ 0.19% 04/23/15     50,000,000     49,953,115
(y)++Total Capital Canada Ltd................. 0.11% 11/24/14     36,550,000     36,547,734
(y)Toyota Motor Credit Corp................... 0.14% 12/02/14     50,000,000     49,997,275
(y)Toyota Motor Credit Corp................... 0.16% 12/11/14     25,000,000     24,998,083
(y)Toyota Motor Credit Corp................... 0.21% 01/21/15    150,000,000    149,964,119
(y)Toyota Motor Credit Corp................... 0.21% 02/10/15    140,000,000    139,956,362
(y)++United Overseas Bank..................... 0.16% 11/12/14     81,700,000     81,698,015
(y)++United Overseas Bank..................... 0.19% 12/10/14     49,000,000     48,993,846
(y)++United Overseas Bank..................... 0.22% 01/22/15     50,000,000     49,982,130
(y)++United Overseas Bank..................... 0.20% 03/13/15      6,000,000      5,995,279
(y)++United Overseas Bank..................... 0.22% 04/08/15    100,000,000     99,893,120
(y)++United Overseas Bank..................... 0.22% 04/14/15    100,000,000     99,885,420
(y)++Wal-Mart Stores, Inc..................... 0.08% 12/02/14     12,775,000     12,774,647
(y)++Westpac Securities NZ Ltd................ 0.20% 11/12/14     50,000,000     49,998,835
(y)++Westpac Securities NZ Ltd................ 0.17% 12/18/14     75,000,000     74,991,803
(y)++Westpac Securities NZ Ltd................ 0.20% 01/12/15    100,000,000     99,980,060
                                                              -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $12,960,008,739).                12,963,957,000 12,960,479,179
                                                              -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 12.7%
(r)Australia & New Zealand Banking Group...... 0.48% 01/29/15      2,000,000      2,001,530
(r)Bank of Montreal........................... 0.23% 07/14/15     10,000,000      9,998,600
(r)Bank of Nova Scotia Houston................ 0.67% 09/11/15      7,700,000      7,724,640
(r)Canadian Imperial Bank of Commerce NY...... 0.33% 11/13/15      5,000,000      5,002,540
(y)Canadian Imperial Holdings................. 0.19% 04/20/15    100,000,000     99,933,600
(r)Nordea Bank Finland NY..................... 0.35% 07/17/15     17,750,000     17,752,769
(r)Nordea Bank Finland NY..................... 0.34% 11/09/15    148,000,000    148,089,392
(r)Rabobank Nederland NV NY................... 0.27% 03/16/15    100,000,000     99,996,100
(r)Rabobank Nederland NV NY................... 0.29% 05/06/15     75,000,000     74,992,500
(r)Rabobank Nederland NV NY................... 0.28% 06/12/15    100,000,000     99,987,700
(r)Rabobank Nederland NV NY................... 0.28% 07/06/15    125,000,000    124,983,125
(r)Rabobank Nederland NV NY................... 0.31% 08/12/15     55,000,000     54,991,530
(r)Rabobank Nederland NV NY................... 0.27% 09/04/15     50,000,000     49,991,600
(r)Rabobank Nederland NV NY................... 0.27% 09/16/15     75,000,000     74,986,875
(r)Rabobank Nederland NV NY................... 0.27% 10/09/15     75,000,000     74,985,825
(r)Rabobank Nederland NV NY................... 0.36% 10/23/15     44,200,000     44,195,536
(r)Royal Bank of Canada NY.................... 0.24% 02/20/15    100,000,000     99,996,800
(r)Royal Bank of Canada NY.................... 0.23% 02/23/15    100,000,000     99,997,200
(r)Royal Bank of Canada NY.................... 0.23% 03/27/15     20,000,000     19,999,140
(r)Royal Bank of Canada NY.................... 0.22% 06/10/15     65,000,000     64,992,200
(r)Royal Bank of Canada NY.................... 0.23% 06/18/15    100,000,000     99,987,400
(r)Royal Bank of Canada NY.................... 0.22% 06/26/15    100,000,000     99,993,200
(r)Royal Bank of Canada NY.................... 0.25% 09/10/15     60,000,000     59,989,800
(r)Royal Bank of Canada NY.................... 0.53% 10/09/15     29,000,000     28,994,519
Svenska Handelsbanken NY...................... 0.18% 11/12/14     75,000,000     75,000,870
Svenska Handelsbanken NY...................... 0.19% 12/01/14     75,000,000     75,001,605
Svenska Handelsbanken NY...................... 0.19% 02/06/15    100,000,000     99,997,270
Svenska Handelsbanken NY...................... 0.22% 03/12/15    100,000,000     99,999,970
Svenska Handelsbanken NY...................... 0.22% 04/21/15    100,000,000     99,992,840

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                           Rate  Maturity Face Amount $ Fair Value $
--------------------                                                           ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 12.7% (CONTINUED)
(r)Toronto Dominion Bank NY................................................... 0.22% 11/18/14   100,000,000   100,000,900
(r)Toronto Dominion Bank NY................................................... 0.22% 06/08/15   100,000,000    99,988,200
(r)Toronto Dominion Bank NY................................................... 0.22% 06/16/15   100,000,000    99,987,500
(r)Toronto Dominion Bank NY................................................... 0.24% 08/24/15    50,000,000    49,991,950
(r)Toronto Dominion Bank NY................................................... 0.24% 09/04/15   100,000,000    99,983,400
(r)Toronto Dominion Bank NY................................................... 0.24% 10/06/15    50,000,000    49,990,800
(r)Westpac Banking Corp....................................................... 0.23% 03/19/15   200,000,000   200,036,800
(r)Westpac Banking Corp....................................................... 0.24% 04/02/15   100,000,000    99,991,500
(r)Westpac Banking Corp....................................................... 0.24% 10/27/15    70,000,000    69,986,000
(r)Westpac Banking Corp....................................................... 0.26% 11/03/15    60,000,000    59,988,060
                                                                                              ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $2,944,010,053).......................................................                2,943,650,000 2,943,501,786
                                                                                              ------------- -------------
GOVERNMENT BONDS - 0.4%
Province of Ontario........................................................... 4.50% 02/03/15    39,727,000    40,143,736
Province of Ontario........................................................... 2.95% 02/05/15    46,100,000    46,412,420
                                                                                              ------------- -------------
TOTAL GOVERNMENT BONDS (Cost $86,598,192).....................................                   85,827,000    86,556,156
                                                                                              ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 14.0%
(y)Federal Farm Credit Bank................................................... 0.02% 11/03/14    25,000,000    25,000,000
(y)Federal Farm Credit Bank................................................... 0.04% 11/18/14    40,000,000    39,999,600
(y)Federal Home Loan Bank..................................................... 0.04% 11/05/14   111,200,000   111,199,889
(y)Federal Home Loan Bank..................................................... 0.06% 11/12/14   214,000,000   213,998,716
(y)Federal Home Loan Bank..................................................... 0.04% 11/14/14   214,210,000   214,208,501
(y)Federal Home Loan Bank..................................................... 0.05% 11/18/14     9,446,000     9,445,906
(y)Federal Home Loan Bank..................................................... 0.06% 11/19/14   393,000,000   392,996,069
(y)Federal Home Loan Bank..................................................... 0.03% 11/21/14   600,000,000   599,992,799
(y)Federal Home Loan Bank..................................................... 0.03% 11/26/14   200,000,000   199,997,000
(y)Federal Home Loan Bank..................................................... 0.05% 12/03/14    32,745,000    32,744,312
(y)Federal Home Loan Bank..................................................... 0.04% 12/05/14   200,000,000   199,995,600
(y)Federal Home Loan Bank..................................................... 0.05% 12/10/14   100,000,000    99,997,400
(y)Federal Home Loan Bank..................................................... 0.06% 12/12/14   233,963,000   233,956,683
(y)Federal Home Loan Bank..................................................... 0.06% 12/17/14   233,137,000   233,129,773
(y)Federal Home Loan Bank..................................................... 0.05% 12/19/14   212,600,000   212,593,197
(y)Federal Home Loan Bank..................................................... 0.04% 01/05/15   100,000,000    99,994,800
(y)Federal Home Loan Bank..................................................... 0.06% 01/21/15   100,000,000    99,993,400
(y)Federal Home Loan Bank..................................................... 0.06% 01/28/15   100,000,000    99,992,800
(y)Federal Home Loan Bank..................................................... 0.07% 02/20/15   120,200,000   120,185,456
(y)Federal Home Loan Mortgage Corp............................................ 0.05% 01/13/15    28,900,000    28,898,295
                                                                                              ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $3,268,243,415).......................................................                3,268,401,000 3,268,320,196
                                                                                              ------------- -------------
REPURCHASE AGREEMENTS - 9.1%
Bank of America Corp. (Purchased on 10/31/14, Proceeds at maturity
  $150,001,250 collateralized by U.S. Treasury Securities, 0.38% - 8.00%,
  6/30/15 - 5/15/23, market value $153,000,108)............................... 0.10% 11/03/14   150,000,000   150,000,000
Barclays Capital Group LLC (Purchased on 10/31/14, Proceeds at maturity
  $650,004,333 collateralized by U.S. Treasury Securities, 0.63% - 2.50%,
  5/31/15 - 8/15/23, market value $663,000,055)............................... 0.08% 11/03/14   650,000,000   650,000,000
Goldman Sachs & Co. (Purchased on 10/31/14, Proceeds at maturity
  $200,001,500 collateralized by U.S. Government Agency Backed Securities,
  2.50% - 7.00%, 7/15/27 - 10/20/44, market value $204,000,000)............... 0.09% 11/03/14   200,000,000   200,000,000
HSBC Securities (USA), Inc. (Purchased on 10/31/14, Proceeds at maturity
  $300,002,000 collateralized by U.S. Treasury Securities, 1.13% - 2.50%,
  7/15/16 - 1/15/21, market value $306,002,179)............................... 0.08% 11/03/14   300,000,000   300,000,000
JPMorgan Securities (Purchased on 10/31/14, Proceeds at maturity $100,000,833 collateralized by U.S. Government Agency Backed Securities, 0.00% - 6.25%,
  12/15/16 - 8/27/24, market value $102,004,638).............................. 0.10% 11/03/14   100,000,000   100,000,000

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                            Rate  Maturity Face Amount $  Fair Value $
--------------------                                                            ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 9.1% (CONTINUED)
RBC Capital Markets LLC (Purchased on 10/31/14, Proceeds at maturity
  $150,001,000 collateralized by U.S. Treasury Securities, 1.50% - 3.50%,
  6/30/16 - 5/15/20, market value $153,000,074)................................ 0.08% 11/03/14   150,000,000     150,000,000
Toronto Dominion Bank NY (Purchased on 10/31/14, Proceeds at maturity
  $550,004,125 collateralized by U.S. Government Agency Backed Securities and U.S. Treasury Securities, 0.00% - 5.13%, 1/15/15 - 9/13/24, market value
  $561,000,082)................................................................ 0.09% 11/03/14   550,000,000     550,000,000
                                                                                               ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000,000)..............................                2,100,000,000   2,100,000,000
                                                                                               ------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.9%
(y)U.S. Treasury Bill.......................................................... 0.01% 12/04/14   100,000,000      99,999,600
(y)U.S. Treasury Bill.......................................................... 0.01% 12/11/14   100,000,000      99,998,900
(y)U.S. Treasury Bill.......................................................... 0.01% 12/18/14   300,000,000     299,994,300
(y)U.S. Treasury Bill.......................................................... 0.00% 02/05/15   100,000,000      99,994,800
(y)U.S. Treasury Bill.......................................................... 0.05% 02/12/15   100,000,000      99,994,400
(y)U.S. Treasury Bill.......................................................... 0.04% 02/26/15   100,000,000      99,992,000
(y)U.S. Treasury Bill.......................................................... 0.04% 03/12/15   100,000,000      99,985,700
                                                                                               ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $899,952,211)............................                  900,000,000     899,959,700
                                                                                               ------------- ---------------
TOTAL INVESTMENTS (Cost $23,201,891,375) - 100.0%..............................                              $23,201,817,768
                                                                                                             ===============

AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2014 was $9,835,966,254 which represented 42.4% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 10/31/14.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2014

ASSETS:
Investments, at value............................................................... $21,101,817,768
Repurchase agreements, at value.....................................................   2,100,000,000
                                                                                     ---------------
       Total Investments............................................................  23,201,817,768
                                                                                     ---------------
Cash................................................................................   1,181,475,390
Interest receivable.................................................................       2,670,473
Receivable for investments sold.....................................................     109,991,030
                                                                                     ---------------
       Total Assets.................................................................  24,495,954,661
                                                                                     ---------------
LIABILITIES:
Payable for investments purchased...................................................     149,272,529
Distributions payable...............................................................       1,507,954
Accrued expenses and other payables:
   Investment Advisory Fees.........................................................       1,008,070
   Director/Trustee Fees............................................................         354,542
   Administration Fees..............................................................          88,599
   Professional Fees................................................................          32,262
   CCO Fees.........................................................................           1,977
   Other Expenses...................................................................          22,571
                                                                                     ---------------
       Total Liabilities............................................................     152,288,504
                                                                                     ---------------
Net Assets.......................................................................... $24,343,666,157
                                                                                     ===============
NET ASSETS CONSIST OF:
Capital............................................................................. $24,343,412,402
Undistributed Net Investment Income.................................................          55,466
Accumulated Net Realized Gains from Investment Transactions.........................         271,896
Net Unrealized Depreciation on Investments..........................................         (73,607)
                                                                                     ---------------
NET ASSETS.......................................................................... $24,343,666,157
                                                                                     ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par value).   2,104,011,443
                                                                                     ===============
Net Asset Value (Offering and Redemption Price Per Share)........................... $         11.57
                                                                                     ===============
Investments at cost................................................................. $23,201,891,375

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2014

INVESTMENT INCOME:
Interest.......................................................... $29,681,291
                                                                   -----------
   Total Investment Income........................................  29,681,291
                                                                   -----------
EXPENSES:
Investment Advisory Fees..........................................  11,089,103
Administration Fees...............................................   1,552,588
Professional Fees.................................................      96,445
Director/Trustee Fees.............................................     156,786
CCO Fees..........................................................      24,517
Other Expenses....................................................     101,185
                                                                   -----------
   Total Expenses Before Fee Reductions...........................  13,020,624
                                                                   -----------
Fees Paid Indirectly..............................................    (503,853)
                                                                   -----------
   Net Expenses...................................................  12,516,771
                                                                   -----------
Net Investment Income.............................................  17,164,520
                                                                   -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net Realized Gains from Investment Transactions...................     273,009
Change in Unrealized Appreciation on Investments..................    (310,483)
                                                                   -----------
Net Realized/Unrealized Gains (Losses) from Investments...........     (37,474)
                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.................... $17,127,046
                                                                   ===========

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR      FOR THE YEAR
                                                                           ENDED             ENDED
                                                                      OCTOBER 31, 2014  OCTOBER 31, 2013
                                                                      ----------------  ----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net Investment Income............................................. $     17,164,520  $     18,770,688
   Net Realized Gains from Investment Transactions...................          273,009           140,936
   Net Change in Unrealized Appreciation/Depreciation on Investments.         (310,483)         (977,445)
                                                                      ----------------  ----------------
   Change in net assets resulting from operations....................       17,127,046        17,934,179
                                                                      ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income.............................................      (17,165,353)      (18,714,389)
   Net Realized Gain.................................................         (141,343)         (449,921)
                                                                      ----------------  ----------------
   Change in Net Assets from Distributions to Shareholders...........      (17,306,696)      (19,164,310)
                                                                      ----------------  ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued.......................................   90,276,127,859    74,923,851,815
   Dividends Reinvested..............................................               --            11,708
   Cost of Shares Redeemed...........................................  (85,424,738,245)  (69,873,964,028)
                                                                      ----------------  ----------------
Change in Net Assets from Capital Transactions.......................    4,851,389,614     5,049,899,495
                                                                      ----------------  ----------------
Change in Net Assets.................................................    4,851,209,964     5,048,669,364

NET ASSETS:
Beginning of Period..................................................   19,492,456,193    14,443,786,829
                                                                      ----------------  ----------------
End of Period........................................................ $ 24,343,666,157  $ 19,492,456,193
                                                                      ================  ================
Accumulated Net Investment Income.................................... $         55,466  $         56,299
                                                                      ================  ================
SHARES TRANSACTIONS:
   Shares Issued.....................................................    7,802,603,963     6,475,700,245
   Reinvested........................................................               --             1,012
   Shares Redeemed...................................................   (7,383,296,305)   (6,039,236,304)
                                                                      ----------------  ----------------
Change in Shares.....................................................      419,307,658       436,464,953
                                                                      ================  ================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                                                    FOR THE
                                            FOR THE           FOR THE           FOR THE           FOR THE           PERIOD
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED           ENDED
                                          OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                             2014              2013              2012+             2011+            2010*+
                                       -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD.. $     11.57       $     11.57       $     11.57       $     11.57       $     11.57
                                       -----------       -----------       -----------       -----------       -----------
INVESTMENT ACTIVITIES:
   Net Investment Income..............        0.01              0.01              0.02              0.02              0.02
   Net Realized and Unrealized
     Gain/(Losses) on Investments.....          -- /(a)/          -- /(a)/          -- /(a)/          -- /(a)/          -- /(a)/
                                       -----------       -----------       -----------       -----------       -----------
Total from Investment Activities......        0.01              0.01              0.02              0.02              0.02
                                       -----------       -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income..............       (0.01)            (0.01)            (0.02)            (0.02)            (0.02)
   Net Realized Gains.................          -- /(a)/          -- /(a)/          -- /(a)/          -- /(a)/          -- /(a)/
                                       -----------       -----------       -----------       -----------       -----------
TOTAL DISTRIBUTIONS...................       (0.01)            (0.01)            (0.02)            (0.02)            (0.02)
                                       -----------       -----------       -----------       -----------       -----------
Net Asset Value, End of Period........ $     11.57       $     11.57       $     11.57       $     11.57       $     11.57
                                       ===========       ===========       ===========       ===========       ===========
Total Return..........................        0.08%             0.13%             0.21%             0.18%             0.17%/(b)/

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)..... $24,343,666       $19,492,456       $14,443,787       $15,219,622       $13,815,049

Ratios to Average Net Assets:
Net Investment Income/(c)/............        0.08%             0.12%             0.21%             0.18%             0.23%
Gross Expenses/(c)/...................        0.06%             0.06%             0.06%             0.06%             0.06%
Net Expenses/(c)(d)/..................        0.06%             0.06%             0.06%             0.06%             0.06%

* For the Period February 1, 2010 (commencement of operations) to October 31, 2010.
+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a)Amount less than $0.005.
(b)Not annualized.
(c)Annualized for periods less than one year.
(d)Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2014

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Directors/Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..  Level 1 - quoted prices in active markets for identical securities
..  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) .. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the year ended October 31, 2014, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2014

For the year ended October 31, 2014, there were no transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2014:

                                         LEVEL 1        LEVEL 2         LEVEL 3
                                      INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                        SECURITIES     SECURITIES      SECURITIES
                                      -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds...................      $--       $   430,287,264      $--
   Yankee Bonds......................       --           512,713,487       --
   Commercial Paper..................       --        12,960,479,179       --
   Yankee Certificates of Deposit....       --         2,943,501,786       --
   Government Bonds..................       --            86,556,156       --
   U.S. Government Agency Securities.       --         3,268,320,196       --
   Repurchase Agreements.............       --         2,100,000,000       --
   U.S. Treasury Obligations.........       --           899,959,700       --
                                           ---       ---------------      ---
       Total Investments.............      $--       $23,201,817,768      $--
                                           ===       ===============      ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2014, the Fund's total liability of $303,203 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2014

accretion of a premium or discount using the effective yield method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2014 attributable to distribution redesignations.

As of October 31, 2014, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2014 and October 31, 2013 were as follows:

                                     Distributions Paid From
                                    -------------------------
                                    Net Investment Tax-Exempt Total Distributions
                                        Income       Income          Paid
                                    -------------- ---------- -------------------
The DFA Short Term Investment Fund
2014...............................  $17,306,696      $--         $17,306,696
2013...............................  $19,164,310      $--         $19,164,310

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2014

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                 Undistributed
                               -----------------
                                                                                                                   Total
                                           Tax-                                     Accumulated    Unrealized   Accumulated
                                Ordinary  Exempt                      Distributions Capital and   Appreciation   Earnings
                                 Income   Income Accumulated Earnings    Payable    Other Losses (Depreciation)  (Deficit)
                               ---------- ------ -------------------- ------------- ------------ -------------- -----------
The DFA Short Term Investment
  Fund........................ $2,190,232  $--        $2,190,232       $(1,507,954)     $--         $(73,607)    $608,671

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Repurchase Agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2014

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator, and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured line of credit with Citibank, N.A. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 9, 2015. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2014.

H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. MONEY MARKET REFORM

On July 23, 2014, the Securities and Exchange Commission ("SEC") approved significant reforms to the regulations governing money market funds under the 1940 Act. The rulemaking is designed to address money market funds' susceptibility to heavy redemptions during periods of market stress, improve their

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (continued)
October 31, 2014

ability to manage and mitigate potential contagion from such redemptions and increase the transparency of their risks, while preserving their benefits as much as possible. The new rules, with compliance dates ranging from nine months to two years from the effective date, will replace much of the current Rule 2a-7 under the 1940 Act and add new Rule 30b1-8 ("Form N-CR"). Additionally, Forms N-MFP and PF, along with the instructions to Form N-1A, have been revised as part of this reform.

At this time, there are no changes being made to the way the Fund is managed or the way it operates, as the rules have a lengthy implementation period. Management of the Fund is reviewing and assessing the effect of the new rules. Additional information regarding the money market fund regulatory changes may be found at the SEC's website, www.sec.gov.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

OTHER FEDERAL INCOME TAX INFORMATION

For the year ended October 31, 2014, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2014 Form 1099-DIV.

For the year ended October 31, 2014, the Fund paid qualified interest income for purposes of a reduced individual federal income tax rate of:

                                                     Percentage
                                                     ----------
                 The DFA Short Term Investment Fund.  94.48%

For the year ended October 31, 2014, the Fund paid qualified short-term capital gains for purposes of a reduced individual federal income tax rate of:

                                                     Percentage
                                                     ----------
                 The DFA Short Term Investment Fund.   100%

For the year ended October 31, 2014, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871 (k) (2) and 881 (a) of the Internal Revenue Code:

                                                       Amount
                                                      --------
                  The DFA Short Term Investment Fund. $141,343

EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSES PAID   EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                       5/1/14       10/31/14    5/1/14-10/31/14 5/1/14-10/31/14
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund.   $1,000.00     $1,000.40        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2014 to October 31, 2014 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSES PAID   EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                       5/1/14       10/31/14    5/1/14-10/31/14 5/1/14-10/31/14
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund.   $1,000.00     $1,024.90        $0.31           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2014 to October 31, 2014 divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on September 29, 2014. The Schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or the Schedule may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The DFA Short Term Investment Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2014

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       NAME, POSITION                                                              PRINCIPAL OCCUPATION(S) DURING PAST 5
  WITH THE FUND, ADDRESS AND    TERM OF OFFICE/1/ AND  PORTFOLIOS WITHIN THE DFA  YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
        YEAR OF BIRTH            LENGTH OF SERVICE     FUND COMPLEX/2/ OVERSEEN               COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
George M. Constantinides         DFAIDG-Since 1983       108 portfolios in 4      Leo Melamed Professor of Finance,
Director of DFAIDG and DIG.      DIG-Since 1993          investment companies     University of Chicago Booth School of
Trustee of DFAITC and DEM.       DFAITC-Since 1992                                Business.
The University of Chicago        DEM-Since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------------
John P. Gould                    DFAIDG-Since 1986       108 portfolios in 4      Steven G. Rothmeier Professor and
Director of DFAIDG and DIG.      DIG-Since 1993          investment companies     Distinguished Service Professor of
Trustee of DFAITC and DEM        DFAITC-Since 1992                                Economics, University of Chicago Booth
The University of Chicago        DEM-Since 1993                                   School of Business (since 1965). Member
Booth School of Business                                                          and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                           Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                                 (futures trading exchange) (since
1939                                                                              2004). Trustee, Harbor Fund (registered
                                                                                  investment company) (29 Portfolios)
                                                                                  (since 1994). Formerly, Member of the
                                                                                  Board of Milwaukee Insurance Company
                                                                                  (1997-2010).
--------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson                DFAIDG-Since 1981       108 portfolios in 4      Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.      DIG-Since 1993          investment companies     School of Management (since 1984).
Trustee of DFAITC and DEM.       DFAITC-Since 1992                                Chairman, CIO and Partner, Zebra
Yale School of Management        DEM-Since 1993                                   Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                   asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                          to Morningstar Inc. (since 2006).
1943                                                                              Formerly, Director, BIRR Portfolio
                                                                                  Analysis, Inc. (software products)
                                                                                  (1990-2010).
--------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear                 DFAIDG-Since 2010       108 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.      DIG-Since 2010          investment companies     Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM.       DFAITC-Since 2010                                Parker Professor of Human Resources
Stanford University Graduate     DEM-Since 2010                                   Management and Economics, Graduate
School of Business                                                                School of Business, Stanford University
518 Memorial Way                                                                  (since 1995). Cornerstone Research
Stanford, CA 94305-5015                                                           (expert testimony and economic and
1948                                                                              financial analysis) (since 2009).
                                                                                  Formerly, Chairman of the President
                                                                                  George W. Bush's Council of Economic
                                                                                  Advisers (2006-2009). Formerly, Council
                                                                                  of Economic Advisors, State of
                                                                                  California (2005-2006). Formerly,
                                                                                  Commissioner, White House Panel on Tax
                                                                                  Reform (2005)
--------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes                 DFAIDG-Since 1981       108 portfolios in 4      Chief Investment Strategist, Janus
Director of DFAIDG and DIG.      DIG-Since 1993          investment companies     Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM.       DFAITC-Since 1992                                E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund Advisors,   DEM-Since 1993                                   Graduate School of Business, Stanford
LP                                                                                University (since 1981). Chairman,
6300 Bee Cave Road                                                                Ruapay Inc. (since 2013). Formerly,
Building 1                                                                        Chairman, Platinum Grove Asset
Austin, TX 78746                                                                  Management, L.P. (hedge fund)
1941                                                                              (formerly, Oak Hill Platinum Partners)
                                                                                  (1999-2009). Formerly, Director,
                                                                                  American Century Fund Complex
                                                                                  (registered investment companies) (43
                                                                                  Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                   DFAIDG-Since 2000       108 portfolios in 4      Boris and Irene Stern Distinguished
Director of DFAIDG and DIG.      DIG-Since 2000          investment companies     Service Professor of Accounting,
Trustee of DFAITC and DEM.       DFAITC-Since 2000                                University of Chicago Booth School of
The University of Chicago        DEM-Since 2000                                   Business (since 1980). Director, HNI
Booth School of Business                                                          Corporation (formerly known as HON
5807 S. Woodlawn                                                                  Industries Inc.) (office furniture)
Avenue Chicago, IL 60637                                                          (since 2000). Director, Ryder System
1953                                                                              Inc. (transportation, logistics and
                                                                                  supply-chain management) (since 2003).
                                                                                  Trustee, UBS Funds (4 investment
                                                                                  companies within the fund complex) (33
                                                                                  portfolios) (since 2009). Formerly,
                                                                                  Co-Director Investment Research,
                                                                                  Fundamental Investment Advisors (hedge
                                                                                  fund) (2008-2011).
--------------------------------------------------------------------------------------------------------------------------


NAME, POSITION WITH THE FUND,   TERM OF OFFICE/1/ AND        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER
  ADDRESS AND YEAR OF BIRTH     LENGTH OF SERVICE                   DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------
David G. Booth                  DFAIDG-Since 1981      Chairman, Director/Trustee, President, Co-Chief Executive
Chairman, Director/Trustee,     DIG-Since 1992         Officer and formerly, Chief Executive Officer (until 1/1/2010) of
President and Co-Chief          DFAITC-Since 1992      the following companies: Dimensional Holdings Inc.,
Executive Officer               DEM-Since 1993         Dimensional Fund Advisors LP, DFA Securities LLC, DEM,
6300 Bee Cave Road, Building                           DFAIDG, DIG and DFAITC (collectively, the "DFA Entities").
One                                                    Director of Dimensional Fund Advisors Ltd. and formerly, Chief
Austin, TX 78746                                       Investment Officer. Director of DFA Australia Limited and
1946                                                   formerly, President and Chief Investment Officer. Director of
                                                       Dimensional Advisors Ltd., Dimensional Funds plc and
                                                       Dimensional Funds II plc. Formerly, President, Dimensional
                                                       SmartNest (US) LLC (2009-2014). Formerly, Limited Partner,
                                                       Oak Hill Partners (2001-2010). Limited Partner, VSC Investors,
                                                       LLC (since 2007). Trustee, University of Chicago. Trustee,
                                                       University of Kansas Endowment Association. Formerly,
                                                       Director, SA Funds (registered investment company). Chairman,
                                                       Director and Co-Chief Executive Officer of Dimensional Fund
                                                       Advisors Canada ULC. Director and President (since 2012) of
                                                       Dimensional Japan Ltd. Chairman, Director, President and Co-
                                                       Chief Executive Officer of Dimensional Cayman Commodity
                                                       Fund I Ltd. (since 2010).
-------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto              DFAIDG-Since 2009      Co-Chief Executive Officer (beginning January 2010), Co-Chief
Director/Trustee, Co-Chief      DIG-Since 2009         Investment Officer (since June 2014), Director/Trustee, and
Executive Officer and Co-Chief  DFAITC-Since 2009      formerly, Chief Investment Officer (March 2007 - June 2014) of
Investment Officer              DEM-Since 2009         the DFA Entities. Director, Co-Chief Executive Officer and Chief
6300 Bee Cave Road, Building                           Investment Officer (since 2010) of Dimensional Cayman
One                                                    Commodity Fund I Ltd. Director, Co-Chief Executive Officer,
Austin, TX 78746                                       President and Co-Chief Investment Officer of Dimensional Fund
1967                                                   Advisors Canada ULC and formerly, Chief Investment Officer
                                                       (until April 2014). Co-Chief Investment Officer, Vice President,
                                                       and Director of DFA Australia Limited and formerly, Chief
                                                       Investment Officer (until April 2014). Director of Dimensional
                                                       Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds
                                                       II plc and Dimensional Advisors Ltd. Formerly, Vice President of
                                                       the DFA Entities and Dimensional Fund Advisors Canada ULC.
                                                       Director and Chief Investment Officer (since December 2012) of
                                                       Dimensional Japan Ltd.

PORTFOLIOS WITHIN THE
DFA FUND COMPLEX/2/          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER
      OVERSEEN                      DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------
INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------
108 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief Executive
investment companies   Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc.,
 Dimensional Fund Advisors LP, DFA Securities LLC, DEM,
 DFAIDG, DIG and DFAITC (collectively, the "DFA Entities").
 Director of Dimensional Fund Advisors Ltd. and formerly, Chief
 Investment Officer. Director of DFA Australia Limited and
 formerly, President and Chief Investment Officer. Director of
                       Dimensional Advisors Ltd., Dimensional Funds plc and
                       Dimensional Funds II plc. Formerly, President, Dimensional
                       SmartNest (US) LLC (2009-2014). Formerly, Limited Partner,
                       Oak Hill Partners (2001-2010). Limited Partner, VSC Investors,
                       LLC (since 2007). Trustee, University of Chicago. Trustee,
                       University of Kansas Endowment Association. Formerly,
                       Director, SA Funds (registered investment company). Chairman,
                       Director and Co-Chief Executive Officer of Dimensional Fund
                       Advisors Canada ULC. Director and President (since 2012) of
                       Dimensional Japan Ltd. Chairman, Director, President and Co-
                       Chief Executive Officer of Dimensional Cayman Commodity
                       Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------
108 portfolios in 4    Co-Chief Executive Officer (beginning January 2010), Co-Chief
investment companies   Investment Officer (since June 2014), Director/Trustee, and formerly, Chief Investment Officer (March 2007 - June 2014) of
 the DFA Entities. Director, Co-Chief Executive Officer and Chief
 Investment Officer (since 2010) of Dimensional Cayman
 Commodity Fund I Ltd. Director, Co-Chief Executive Officer,
 President and Co-Chief Investment Officer of Dimensional Fund
 Advisors Canada ULC and formerly, Chief Investment Officer
                       (until April 2014). Co-Chief Investment Officer, Vice President,
                       and Director of DFA Australia Limited and formerly, Chief
                       Investment Officer (until April 2014). Director of Dimensional
                       Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds
                       II plc and Dimensional Advisors Ltd. Formerly, Vice President of
                       the DFA Entities and Dimensional Fund Advisors Canada ULC.
                       Director and Chief Investment Officer (since December 2012) of
                       Dimensional Japan Ltd.

/1/Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

*Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

NAME AND YEAR OF
      BIRTH             POSITION                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

---------------------------------------
April A. Aandal    Vice President       Vice President of all the DFA Entities.
1963
------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta   Vice President       Vice President of all the DFA Entities. Formerly, Vice President,
1974                                    Business Development at Capson Physicians Insurance Company
                                        (2010-2012); Vice President at Charles Schwab (2007-2010).
------------------------------------------------------------------------------------------------------------
Darryl D. Avery    Vice President       Vice President of all the DFA Entities.
1966
------------------------------------------------------------------------------------------------------------
Arthur H. Barlow   Vice President       Vice President of all the DFA Entities. Director and Managing
1955                                    Director of Dimensional Fund Advisors Ltd (since September
                                        2013).
------------------------------------------------------------------------------------------------------------
Peter Bergan       Vice President       Vice President of all the DFA Entities. Formerly, Senior
1974                                    Infrastructure Manager for Dimensional Fund Advisors LP
                                        (January 2011-January 2014); Partner at Stonehouse Consulting
                                        (2010).
------------------------------------------------------------------------------------------------------------
Lana Bergstein     Vice President       Vice President of all the DFA Entities. Formerly, Client Service
1974                                    Manager for Dimensional Fund Advisors LP (February 2008-
                                        January 2014).
------------------------------------------------------------------------------------------------------------
Stanley W. Black   Vice President       Vice President of all the DFA Entities. Formerly, Senior Research
1970                                    Associate (January 2012-January 2014) and Research Associate
                                        (2006-2011) for Dimensional Fund Advisors LP
------------------------------------------------------------------------------------------------------------
Aaron T. Borders   Vice President       Vice President of all the DFA Entities. Formerly, Regional Director
1973                                    for Dimensional Fund Advisors LP (April 2008-January 2014).
------------------------------------------------------------------------------------------------------------
Scott A. Bosworth  Vice President       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Valerie A. Brown   Vice President and   Vice President and Assistant Secretary of all the DFA Entities,
1967               Assistant Secretary  DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                        Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund
                                        Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice
                                        President and Assistant Secretary of Dimensional Fund Advisors
                                        Canada ULC.
------------------------------------------------------------------------------------------------------------
David P. Butler    Vice President       Vice President of all the DFA Entities. Head of Global Financial
1964                                    Services for Dimensional Fund Advisors LP (since 2008).
------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit  Vice President       Vice President of all the DFA Entities. Formerly, Regional Director
1970                                    for Dimensional Fund Advisors LP (December 2010-January
                                        2012); Regional Director at Russell Investments (April 2006-
                                        December 2010).
------------------------------------------------------------------------------------------------------------
Hunt M. Cairns     Vice President       Vice President of all the DFA Entities. Formerly, Regional Director
1973                                    (January 2010-January 2014) and Senior Associate (July 2008-
                                        December 2009) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
James G. Charles   Vice President       Vice President of all the DFA Entities. Formerly, Regional Director
1956                                    for Dimensional Fund Advisors LP (2008-2010).
------------------------------------------------------------------------------------------------------------

TERM OF OFFICE/1/ AND LENGTH
       OF SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------
                        OFFICERS
---------------------------------------------------------------------------------------------------
       Since 2008             Vice President of all the DFA Entities.

--------------------------------------------------------------------------------------------------
       Since 2012             Vice President of all the DFA Entities. Formerly, Vice President,
            Business Development at Capson Physicians Insurance Company
                              (2010-2012); Vice President at Charles Schwab (2007-2010).
--------------------------------------------------------------------------------------------------
       Since 2005             Vice President of all the DFA Entities.

--------------------------------------------------------------------------------------------------
       Since 1993             Vice President of all the DFA Entities. Director and Managing
            Director of Dimensional Fund Advisors Ltd (since September
                              2013).
--------------------------------------------------------------------------------------------------
       Since 2014             Vice President of all the DFA Entities. Formerly, Senior
            Infrastructure Manager for Dimensional Fund Advisors LP
                              (January 2011-January 2014); Partner at Stonehouse Consulting
                              (2010).
--------------------------------------------------------------------------------------------------
       Since 2014             Vice President of all the DFA Entities. Formerly, Client Service
            Manager for Dimensional Fund Advisors LP (February 2008-
                              January 2014).
--------------------------------------------------------------------------------------------------
       Since 2014             Vice President of all the DFA Entities. Formerly, Senior Research
            Associate (January 2012-January 2014) and Research Associate
                              (2006-2011) for Dimensional Fund Advisors LP
--------------------------------------------------------------------------------------------------
       Since 2014             Vice President of all the DFA Entities. Formerly, Regional Director
            for Dimensional Fund Advisors LP (April 2008-January 2014).
--------------------------------------------------------------------------------------------------
       Since 2007             Vice President of all the DFA Entities.

--------------------------------------------------------------------------------------------------
       Since 2001             Vice President and Assistant Secretary of all the DFA Entities,
 DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                              Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund
                              Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice
                              President and Assistant Secretary of Dimensional Fund Advisors
                              Canada ULC.
--------------------------------------------------------------------------------------------------
       Since 2007             Vice President of all the DFA Entities. Head of Global Financial
            Services for Dimensional Fund Advisors LP (since 2008).
--------------------------------------------------------------------------------------------------
       Since 2012             Vice President of all the DFA Entities. Formerly, Regional Director
            for Dimensional Fund Advisors LP (December 2010-January
                              2012); Regional Director at Russell Investments (April 2006-
                              December 2010).
--------------------------------------------------------------------------------------------------
       Since 2014             Vice President of all the DFA Entities. Formerly, Regional Director
            (January 2010-January 2014) and Senior Associate (July 2008-
                              December 2009) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------
       Since 2011             Vice President of all the DFA Entities. Formerly, Regional Director
            for Dimensional Fund Advisors LP (2008-2010).
--------------------------------------------------------------------------------------------------

   NAME AND YEAR OF                              TERM OF OFFICE/1/ AND LENGTH
        BIRTH                  POSITION                 OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President                  Since 2009             Vice President of all the DFA Entities. Co-Head
1966                                                                           of Portfolio Management (since March 2012) and
                                                                               Senior Portfolio Manager (since January 2012) for
                                                                               Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                               Manager for Dimensional Fund Advisors LP (October
                                                                               2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President                  Since 2014             Vice President of all the DFA Entities. Formerly,
1972                                                                           Counsel for Dimensional Fund Advisors LP (April
                                                                               2012 - January 2014); Vice President and Counsel
                                                                               for AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President                  Since 2004             Vice President of all the DFA Entities, DFA
1972                                                                           Australia Limited and Dimensional Fund Advisors
                                                                               Canada ULC. Head of Global Institutional Services
                                                                               for Dimensional Fund Advisors LP (since January
                                                                               2014). Formerly, Head of Institutional, North
                                                                               America (March 2012 to December 2013) and Head of
                                                                               Portfolio Management (January 2006 to March 2012)
                                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President                  Since 2013             Vice President of all the DFA Entities. Formerly,
1971                                                                           Regional Director for Dimensional Fund Advisors
                                                                               LP (September 2011-March 2013); Vice President at
                                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President                  Since 2014             Vice President of all the DFA Entities. Formerly,
1971                                                                           Regional Director for Dimensional Fund Advisors
                                                                               LP (August 2010-March 2014); Vice President,
                                                                               Sales and Business Development at AdvisorsIG
                                                                               (PPMG) (2009-2010); Vice President at Credit
                                                                               Suisse (2007-2009).
---------------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President                  Since 2013             Vice President of all the DFA Entities. Formerly,
1979                                                                           Regional Director for Dimensional Fund Advisors
                                                                               LP (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President                  Since 2012             Vice President of all the DFA Entities. Formerly,
1976                                                                           Regional Director for Dimensional Fund Advisors
                                                                               LP (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President                  Since 2007             Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President                  Since 2010             Vice President of all the DFA Entities. Formerly,
1955                                                                           Senior Vice President and Managing Director at
                                                                               State Street Bank & Trust Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and              Since 2004             Vice President and Chief Compliance Officer of
1965                    Global Chief Compliance                                all the DFA Entities, DFA Australia Limited, and
                        Officer                                                Dimensional Fund Advisors Ltd. Chief Compliance
                                                                               Officer of Dimensional Fund Advisors Canada.
                                                                               Formerly, Vice President and Chief Compliance
                                                                               Officer for Dimensional SmartNest (US) LLC
                                                                               (October 2010- 2014).
---------------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President                  Since 1999             Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President                  Since 1994             Vice President of all the DFA Entities, DFA
1957                                                                           Australia Limited and Dimensional Fund Advisors
                                                                               Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President                  Since 2014             Vice President of all the DFA Entities. Formerly,
1979                                                                           Regional Director (January 2012-January 2014) and
                                                                               Senior Associate (August 2010-December 2011) for
                                                                               Dimensional Fund Advisors LP; MBA and MPA at the
                                                                               University of Texas at Austin (August 2007-May
                                                                               2010).
---------------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President                  Since 2010             Vice President of all the DFA Entities. Formerly,
1972                                                                           Research Associate (August 2008-March 2010) and
                                                                               Research Assistant (April 2006-August 2008) for
                                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------

 NAME AND YEAR OF                             TERM OF OFFICE/1/ AND LENGTH
       BIRTH                POSITION                 OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner   Vice President                  Since 2001             Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan       Vice President                  Since 2014             Vice President of all the DFA Entities. Head of
1979                                                                        Marketing for Dimensional Fund Advisors LP (since
                                                                            February 2013). Formerly, Senior Manager of
                                                                            Research and Marketing for Dimensional Fund
                                                                            Advisors LP (June 2012-January 2013); Director of
                                                                            Mutual Fund Analysis at Morningstar (January
                                                                            2008-May 2012).
------------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice   Vice President and              Since 1998             Vice President and Assistant Secretary of all the
1965                 Assistant Secretary                                    DFA Entities and DFA Australia Limited. Chief
                                                                            Operating Officer for Dimensional Fund Advisors
                                                                            Pte. Ltd. (since April 2013). Formerly, Chief
                                                                            Operating Officer for Dimensional Fund Advisors
                                                                            Ltd. (July 2008-March 2013).
------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker  Vice President                  Since 2004             Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall       Vice President                  Since 2008             Vice President of all the DFA Entities. Co-Head
1974                                                                        of Portfolio Management (since March 2012) and
                                                                            Senior Portfolio Manager (since January 2012) for
                                                                            Dimensional Fund Advisors LP. Formerly, Portfolio
                                                                            Manager for Dimensional Fund Advisors LP
                                                                            (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------------------
Edward A. Foley      Vice President                  Since 2014             Vice President of all the DFA Entities. Formerly,
1976                                                                        Regional Director for Dimensional Fund Advisors
                                                                            LP (August 2011-January 2014); Senior Vice
                                                                            President of First Trust Advisors L.P. (2007-July
                                                                            2011).
------------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman    Vice President                  Since 2009             Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour     Vice President                  Since 2007             Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum       Vice President                  Since 2012             Vice President of all the DFA Entities. Formerly,
1968                                                                        Managing Director at BlackRock (2004-January
                                                                            2012).
------------------------------------------------------------------------------------------------------------------------------
Henry F. Gray        Vice President                  Since 2000             Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------------
John T. Gray         Vice President                  Since 2007             Vice President of all the DFA Entities.
1974
------------------------------------------------------------------------------------------------------------------------------
Christian Gunther    Vice President                  Since 2011             Vice President of all the DFA Entities. Senior
1975                                                                        Trader for Dimensional Fund Advisors LP (since
                                                                            2012). Formerly, Senior Trader (2009-2012).
------------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins    Vice President                  Since 2014             Vice President of all the DFA Entities. Formerly,
1974                                                                        Counsel for Dimensional Fund Advisors LP (January
                                                                            2011-January 2014); Vice President and Senior
                                                                            Counsel for State Street Global Advisors
                                                                            (November 2008-January 2011).
------------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner       Vice President                  Since 2007             Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson   Vice President and Fund         Since 2005             Vice President and Fund Controller of all the DFA
1974                 Controller                                             Entities, Dimensional Cayman Commodity Fund I
                                                                            Ltd. and Dimensional Japan Ltd.
------------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight       Vice President                  Since 2005             Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------------
Christine W. Ho      Vice President                  Since 2004             Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath   Vice President                  Since 2011             Vice President of all the DFA Entities. Formerly,
1960                                                                        Managing Director, Co-Head Global Consultant
                                                                            Relations at BlackRock (2004-2011).
------------------------------------------------------------------------------------------------------------------------------

 NAME AND YEAR OF                              TERM OF OFFICE/1/ AND LENGTH
       BIRTH                 POSITION                 OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon         Vice President                   Since 2004             Vice President of all the DFA Entities and
1973                                                                         Dimensional Cayman Commodity Fund I Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Garret D. Jones      Vice President                   Since 2014             Vice President of all the DFA Entities. Formerly,
1971                                                                         Manager of Sales and Marketing Systems (January
                                                                             2011-January 2014) and Project Manager (2007-
                                                                             2010) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones     Vice President                   Since 2012             Vice President of all the DFA Entities. Formerly,
1968                                                                         Facilities Manager for Dimensional Fund Advisors
                                                                             LP (October 2008-January 2012).
-------------------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President                   Since 2014             Vice President of all the DFA Entities. Head of
1978                                                                         Operations for Financial Advisor Services for
                                                                             Dimensional Fund Advisors LP (since July 2014).
                                                                             Formerly, Counsel of Dimensional Fund Advisors LP
                                                                             (August 2011-January 2014); Associate at Andrews
                                                                             Kurth LLP (2006-2011).
-------------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President and Chief         Since 2003             Vice President of all the DFA Entities,
1954                 Operating Officer                                       Dimensional Cayman Commodity Fund I Ltd.,
                                                                             Dimensional Japan Ltd. and Dimensional Advisors
                                                                             Ltd. Chief Operating Officer of Dimensional
                                                                             Holdings Inc., DFA Securities LLC, Dimensional
                                                                             Fund Advisors LP, Dimensional Cayman Commodity
                                                                             Fund I Ltd., Dimensional Japan Ltd., Dimensional
                                                                             Advisors Ltd. And Dimensional Fund Advisors Pte.
                                                                             Ltd. Director, Vice President, and Chief Privacy
                                                                             Officer of Dimensional Fund Advisors Canada ULC.
                                                                             Director of DFA Australia Limited, Dimensional
                                                                             Fund Advisors Ltd., Dimensional Japan Ltd. and
                                                                             Dimensional Advisors Ltd. Director and Vice
                                                                             President of Dimensional Hong Kong Limited and
                                                                             Dimensional Fund Advisors Pte. Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President                   Since 2013             Vice President of all the DFA Entities. Formerly,
1977                                                                         Regional Director for Dimensional Fund Advisors
                                                                             LP (October 2004-January 2013).
-------------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President                   Since 2012             Vice President of all the DFA Entities. Formerly,
1948                                                                         Regional Director for Dimensional Fund Advisors
                                                                             LP (April 2006-January 2012).
-------------------------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President                   Since 2010             Vice President of all the DFA Entities. Portfolio
1971                                                                         Manager for Dimensional Fund Advisors LP (since
                                                                             June 2004).
-------------------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President                   Since 2014             Vice President of all the DFA Entities. Formerly,
1972                                                                         Creative Director for Dimensional Fund Advisors
                                                                             LP (September 2012-January 2014); Vice President
                                                                             and Global Creative Director at Morgan Stanley
                                                                             (2007-2012); Visiting Assistant Professor,
                                                                             Graduate Communications Design at Pratt Institute
                                                                             (2004-2012).
-------------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President                   Since 2011             Vice President of all the DFA Entities. Head of
1971                                                                         Defined Contribution Sales for Dimensional Fund
                                                                             Advisors LP (since August 2010).
-------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President                   Since 2004             Vice President of all the DFA Entities. Senior
1971                                                                         Portfolio Manager of Dimensional Fund Advisors LP
                                                                             (since January 2012). Formerly, Portfolio Manager
                                                                             for Dimensional (April 2001-January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President                   Since 2013             Vice President of all the DFA Entities. Formerly,
1981                                                                         Senior Associate, Investment Analytics and Data
                                                                             (January 2012-December 2012) and Systems
                                                                             Developer (June 2007-December 2011) for
                                                                             Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President                   Since 2014             Vice President of all the DFA Entities. Formerly,
1966                                                                         Regional Director (May 2010-January 2014) for
                                                                             Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President                   Since 2011             Vice President of all the DFA Entities. Formerly,
1968                                                                         Regional Director for Dimensional Fund Advisors
                                                                             LP (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------

 NAME AND YEAR OF                          TERM OF OFFICE/1/ AND LENGTH
      BIRTH               POSITION                OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Michael F. Lane     Vice President                Since 2004             Vice President of all the DFA Entities. Formerly,
1967                                                                     Chief Executive Officer for Dimensional SmartNest
                                                                         (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------------------
Francis R. Lao      Vice President                Since 2011             Vice President of all the DFA Entities. Formerly,
1969                                                                     Vice President - Global Operations at Janus
                                                                         Capital Group (2005-2011).
---------------------------------------------------------------------------------------------------------------------------
David F. LaRusso    Vice President                Since 2013             Vice President of all the DFA Entities. Formerly,
1978                                                                     Senior Trader (January 2010-December 2012) and
                                                                         Trader (2000-2009) for Dimensional Fund Advisors
                                                                         LP.
---------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee       Vice President                Since 2005             Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee      Vice President                Since 2011             Vice President of all the DFA Entities. Formerly,
1980                                                                     Research Associate for Dimensional Fund Advisors
                                                                         LP (July 2008-2010).
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley     Vice President                Since 2013             Vice President of all the DFA Entities. Formerly,
1960                                                                     Regional Director for Dimensional Fund Advisors
                                                                         LP (January 2008-January 2013).
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu   Vice President                Since 2009             Vice President of all the DFA Entities.
1969
---------------------------------------------------------------------------------------------------------------------------
Peter Magnusson     Vice President                Since 2014             Vice President of all the DFA Entities. Formerly,
1969                                                                     Regional Director for Dimensional Fund Advisors
                                                                         LP (January 2011-January 2014); Vice President at
                                                                         Columbia Management (2004-2010).
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell   Vice President                Since 2010             Vice President of all the DFA Entities and
1972                                                                     Dimensional Cayman Commodity Fund I Ltd.
                                                                         Formerly, Counsel for Dimensional Fund Advisors
                                                                         LP (September 2006-January 2010).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus     Vice President                Since 2008             Vice President of all DFA Entities and Head of
1970                                                                     Global Human Resources for Dimensional Fund
                                                                         Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
David R. Martin     Vice President, Chief         Since 2007             Vice President, Chief Financial Officer and
1956                Financial Officer and                                Treasurer of all the DFA Entities. Director, Vice
                    Treasurer                                            President, Chief Financial Officer and Treasurer
                                                                         of Dimensional Fund Advisors Ltd., DFA Australia
                                                                         Limited, Dimensional Advisors Pte. Ltd.,
                                                                         Dimensional Hong Kong Limited, Dimensional Fund
                                                                         Advisors Canada ULC, and Dimensional Cayman
                                                                         Commodity Fund I Ltd. Director of Dimensional
                                                                         Funds plc and Dimensional Funds II plc. Statutory
                                                                         Auditor of Dimensional Japan Ltd. Formerly, Chief
                                                                         Financial Officer, Treasurer and Vice President
                                                                         of Dimensional SmartNest (US) LLC (October
                                                                         2010-November 2014).
---------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune    Vice President                Since 2014             Vice President of all the DFA Entities. Formerly,
1975                                                                     Regional Director of Dimensional Fund Advisors LP
                                                                         (January 2009-January 2014).
---------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis   Vice President                Since 2014             Vice President of all the DFA Entities. Formerly,
1984                                                                     Regional Director (January 2009-January 2014) and
                                                                         Senior Associate (2011) for Dimensional Fund
                                                                         Advisors LP; Investment Consultant (March
                                                                         2010-December 2010) and Investment Analyst
                                                                         (December 2007-March 2010) at Towers Watson.
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson  Vice President                Since 2013             Vice President of all the DFA Entities. Formerly,
1971                                                                     Manager, Investment Systems (2011-January 2013)
                                                                         and Project Manager (2007-2010) for Dimensional
                                                                         Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------

 NAME AND YEAR OF                              TERM OF OFFICE/1/ AND LENGTH
       BIRTH                 POSITION                 OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and        Vice President since 1997     Vice President and Secretary of all the DFA
1964                 Secretary                 and Secretary since 2000      Entities. Director, Vice President and Secretary
                                                                             of DFA Australia Limited and Dimensional Fund
                                                                             Advisors Ltd. (since February 2002, April 1997,
                                                                             and May 2002, respectively). Vice President and
                                                                             Secretary of Dimensional Fund Advisors Canada ULC
                                                                             (since June 2003), Dimensional Cayman Commodity
                                                                             Fund I Ltd., Dimensional Japan Ltd (since
                                                                             February 2012), Dimensional Advisors Ltd (since
                                                                             March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                                             (since June 2012). Director of Dimensional Funds
                                                                             plc and Dimensional Funds II plc (since 2002 and
                                                                             2006, respectively). Director of Dimensional
                                                                             Japan Ltd., Dimensional Advisors Ltd.,
                                                                             Dimensional Fund Advisors Pte. Ltd. and
                                                                             Dimensional Hong Kong Limited (since August 2012
                                                                             and July 2012). Formerly, Vice President and
                                                                             Secretary of Dimensional SmartNest (US) LLC
                                                                             (October 2010- November 2014).
-------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President            Since 2011                    Vice President of all the DFA Entities. Formerly,
1964                                                                         Portfolio Manager for Dimensional Fund Advisors
                                                                             LP (2008-2010).
-------------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and        Since 2013                    Vice President of all the DFA Entities. Deputy
1961                 Deputy Chief Compliance                                 Chief Compliance Officer of Dimensional Fund
                     Officer                                                 Advisors LP (since December 2012). Formerly,
                                                                             Chief Compliance Officer of Wellington Management
                                                                             Company, LLP (2004-2011).
-------------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President            Since 2010                    Vice President of all the DFA Entities and
1974                                                                         Dimensional Cayman Commodity Fund I Ltd. Deputy
                                                                             General Counsel, Funds (since 2011). Formerly,
                                                                             Counsel for Dimensional Fund Advisors LP
                                                                             (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co-    Vice President since 2007     Vice President and Co-Chief Investment Officer of
1976                 Chief Investment Officer  and Co-Chief Investment       all the DFA Entities and Dimensional Fund
                                               Officer since 2014            Advisors Canada ULC. Director of Dimensional
                                                                             Funds plc and Dimensional Fund II plc.
-------------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President            Since 2009                    Vice President of all the DFA Entities. Portfolio
1973                                                                         Manager for Dimensional Fund Advisors LP (since
                                                                             July 2005).
-------------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President            Since 2010                    Vice President of all the DFA Entities. Formerly,
1978                                                                         Senior Compliance Officer (January 2008-January
                                                                             2010) and Compliance Officer (February
                                                                             2006-December 2007) for Dimensional Fund Advisors
                                                                             LP.
-------------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President            Since 2013                    Vice President of all the DFA Entities. Formerly,
1977                                                                         Regional Director for Dimensional Fund Advisors
                                                                             LP (2012-January 2013); Senior Consultant (June
                                                                             2011-December 2011) and Senior Investment Analyst
                                                                             and Consultant (July 2008-June 2011) at Hewitt
                                                                             EnnisKnupp.
-------------------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President            Since 1993                    Vice President of all the DFA Entities, DFA
1961                                                                         Australia Limited, Dimensional Fund Advisors Ltd.
                                                                             and Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President            Since 2011                    Vice President of all the DFA Entities. Portfolio
1970                                                                         Manager for Dimensional Fund Advisors LP (since
                                                                             2006).
-------------------------------------------------------------------------------------------------------------------------------
Theodore W. Randall  Vice President            Since 2008                    Vice President of all the DFA Entities. Formerly,
1973                                                                         Research Associate for Dimensional Fund Advisors
                                                                             LP (2006 to 2008).
-------------------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President            Since 2014                    Vice President of all the DFA Entities. Formerly,
1967                                                                         Regional Director for Dimensional Fund Advisors
                                                                             LP (January 2011-January 2014); Vice President at
                                                                             BlackRock (2009-2010).
-------------------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President            Since 2013                    Vice President of all the DFA Entities. Formerly,
1969                                                                         Planning and Analysis Manager for Dimensional
                                                                             Fund Advisors LP (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------------------------

 NAME AND YEAR OF                    TERM OF OFFICE/1/ AND LENGTH
       BIRTH            POSITION            OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President         Since 2012             Vice President of all the DFA Entities. Formerly,
1981                                                               Research Associate (June 2011-January 2012) for
                                                                   Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President         Since 2005             Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President         Since 2014             Vice President of all the DFA Entities. Formerly,
1960                                                               Senior Manager, Human Resources for Dimensional
                                                                   Fund Advisors LP (January 2012-January 2014);
                                                                   Director of Human Resources at Spansion, Inc.
                                                                   (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President         Since 2010             Vice President of all the DFA Entities. Formerly,
1959                                                               Client Systems Manager for Dimensional Fund
                                                                   Advisors LP (July 2008-January 2010); Senior
                                                                   Manager at Vanguard (November 1997-July 2008).
---------------------------------------------------------------------------------------------------------------------
Walid A. Shinnawi    Vice President         Since 2010             Vice President of all the DFA Entities. Formerly,
1961                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (March 2006-January 2010).
---------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President         Since 2009             Vice President of all the DFA Entities. Formerly,
1965                                                               Investment Operations Manager for Dimensional
                                                                   Fund Advisors LP (May 2007-January 2009).
---------------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President         Since 2007             Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President         Since 2014             Vice President of all the DFA Entities. Portfolio
1981                                                               Manager for Dimensional Fund Advisors LP (since
                                                                   January 2012). Formerly, Investment Associate for
                                                                   Dimensional Fund Advisors LP (August 2010-
                                                                   December 2011).
---------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President         Since 2007             Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President         Since 2014             Vice President of all the DFA Entities. Portfolio
1977                                                               Manager of Dimensional Fund Advisors LP (since
                                                                   January 2010).
---------------------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President         Since 2011             Vice President of all the DFA Entities. Formerly,
1968                                                               Project Manager for Dimensional Fund Advisors LP
                                                                   (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President         Since 2004             Vice President of all the DFA Entities and
1956                                                               Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
Carl G. Snyder       Vice President         Since 2000             Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth   Vice President         Since 2004             Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V  Vice President         Since 2013             Vice President of all the DFA Entities. Formerly,
1971                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta     Vice President         Since 2013             Vice President of all the DFA Entities. Formerly,
1973                                                               Manager, Investment Analytics and Data (2012-
                                                                   January 2013) and Research Assistant (2002-2011)
                                                                   for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Erik T. Totten       Vice President         Since 2013             Vice President of all the DFA Entities. Formerly,
1980                                                               Regional Director (2010-January 2013) and Senior
                                                                   Associate (2007-2009) for Dimensional Fund
                                                                   Advisors LP.
---------------------------------------------------------------------------------------------------------------------
John H. Totten       Vice President         Since 2012             Vice President of all the DFA Entities. Formerly,
1978                                                               Regional Director for Dimensional Fund Advisors
                                                                   LP (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert C. Trotter    Vice President         Since 2009             Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------------
Karen E. Umland      Vice President         Since 1997             Vice President of all the DFA Entities, DFA
1966                                                               Australia Limited, Dimensional Fund Advisors
                                                                   Ltd., and Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------

  NAME AND YEAR OF                    TERM OF OFFICE/1/ AND LENGTH
       BIRTH             POSITION            OF SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President         Since 2014             Vice President of all the DFA Entities. Formerly,
1979                                                                Regional Director for Dimensional Fund Advisors
                                                                    LP (September 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President         Since 2009             Vice President of all the DFA Entities. Portfolio
1970                                                                Manager for Dimensional Fund Advisors LP (since
                                                                    2004).
----------------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President         Since 1997             Vice President of all the DFA Entities.
1951
----------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President         Since 2007             Vice President of all the DFA Entities.
1976
----------------------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President         Since 2005             Vice President of all the DFA Entities.
1955
----------------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President         Since 2011             Vice President of all the DFA Entities. Formerly,
1978                                                                Regional Director for Dimensional Fund Advisors
                                                                    LP (2005-2010).
----------------------------------------------------------------------------------------------------------------------

/1/Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

ITEM 2.CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees
              Fiscal Year Ended October 31, 2014: $213,731
              Fiscal Year Ended October 31, 2013: $206,957

    (b)Audit-Related Fees
              Fees for Registrant - Fiscal Year Ended October 31, 2014: $17,381 Fiscal Year Ended October 31, 2013: $16,707

   For fiscal years ended October 31, 2014 and October 31, 2013,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X
              Fiscal Year Ended October 31, 2014: $165,000
              Fiscal Year Ended October 31, 2013: $155,000

   For the fiscal years ended October 31, 2014 and October 31, 2013, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees
              Fees for Registrant - Fiscal Year Ended October 31, 2014: $92,916 Fiscal Year Ended October 31, 2013: $91,483

       Tax Fees included, for the fiscal years ended October 31, 2014 and October 31, 2013, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)All Other Fees
              Fees for Registrant - Fiscal Year Ended October 31, 2014: $0 Fiscal Year Ended October 31, 2013: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)  Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

       The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

       The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

       These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

           A. General

           1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

           2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

           B. Pre-Approval of Audit Services to the Funds

           1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

           2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

           3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

           C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

           1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

           2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

           3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

           4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

           5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

           D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

           1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

           2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

           3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

           4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

              (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

              (b)refer such matter to the full Committee for its consideration and action.

              In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.


           5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

           E. Amendment; Annual Review

           1. The Committee may amend these procedures from time to time.

           2. These procedures shall be reviewed annually by the Committee.

           F. Recordkeeping

           1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

           2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

           3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2014 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

   (g) Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2014: $2,318,655

Fiscal Year Ended October 31, 2013: $2,133,593

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:


                     NAME OF ENTITY FOR WHICH SCHEDULE OF
                     INVESTMENTS IS PROVIDED
                     --------------------------------------

                     The U.S. Large Cap Value Series
                     --------------------------------------

                     The DFA International Value Series
                     --------------------------------------

                     The Japanese Small Company Series
                     --------------------------------------

                     The Asia Pacific Small Company Series
                     --------------------------------------

                     The United Kingdom Small Company
                     Series
                     --------------------------------------

                     The Continental Small Company Series
                     --------------------------------------

                     The Canadian Small Company Series
                     --------------------------------------

                     The Emerging Markets Series
                     --------------------------------------

                     The Emerging Markets Small Cap Series
                     --------------------------------------

                     The Tax-Managed U.S. Marketwide Value
                     Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                                --------- -------------- ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (11.7%)
#   Autoliv, Inc.                                  12,172 $    1,116,659       0.0%
    Best Buy Co., Inc.                             32,996      1,126,483       0.0%
#   Carnival Corp.                              1,921,887     77,163,763       0.4%
    CBS Corp. Class A                               7,236        392,842       0.0%
    Comcast Corp. Class A                       9,873,756    546,512,395       3.0%
#   Comcast Corp. Special Class A               3,813,064    210,252,349       1.1%
#   Dillard's, Inc. Class A                       112,692     11,918,306       0.1%
    DR Horton, Inc.                               380,359      8,668,382       0.1%
#   Ford Motor Co.                              2,413,503     34,006,257       0.2%
#   GameStop Corp. Class A                        598,147     25,576,766       0.1%
    Gannett Co., Inc.                              17,041        536,791       0.0%
    General Motors Co.                          3,814,989    119,790,655       0.7%
    Graham Holdings Co. Class B                    32,261     25,279,720       0.1%
#*  Hyatt Hotels Corp. Class A                     26,622      1,576,555       0.0%
#   Kohl's Corp.                                  743,109     40,291,370       0.2%
#*  Lands' End, Inc.                              108,496      5,150,305       0.0%
    Lear Corp.                                     57,952      5,360,560       0.0%
#   Lennar Corp. Class A                          211,619      9,116,547       0.1%
    Lennar Corp. Class B                            4,312        151,394       0.0%
#*  Liberty Global P.L.C. Class C                   5,034        223,862       0.0%
*   Liberty Interactive Corp. Class A           2,576,808     67,357,761       0.4%
*   Liberty Media Corp.                           313,578     15,029,794       0.1%
*   Liberty Media Corp. Class A                   156,789      7,529,008       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A    174,559      5,512,573       0.0%
*   Liberty Ventures Series A                     571,622     20,063,932       0.1%
#*  MGM Resorts International                   2,414,853     56,145,332       0.3%
*   Mohawk Industries, Inc.                       286,453     40,687,784       0.2%
#*  News Corp. Class A                            290,667      4,499,525       0.0%
#*  News Corp. Class B                             31,823        478,936       0.0%
    PVH Corp.                                      69,823      7,984,260       0.0%
    Royal Caribbean Cruises, Ltd.               1,051,952     71,501,177       0.4%
#*  Sears Holdings Corp.                          267,418      9,338,237       0.1%
    Service Corp. International                   229,074      5,009,848       0.0%
#   Staples, Inc.                               1,603,602     20,333,673       0.1%
#   Target Corp.                                1,106,428     68,399,379       0.4%
    Time Warner Cable, Inc.                     1,876,119    276,183,478       1.5%
#   Time Warner, Inc.                           5,052,904    401,554,281       2.2%
*   Time, Inc.                                    527,858     11,924,312       0.1%
#*  Toll Brothers, Inc.                           329,804     10,537,238       0.1%
*   TRW Automotive Holdings Corp.                     459         46,520       0.0%
#   Whirlpool Corp.                               123,680     21,279,144       0.1%
                                                          --------------      ----
Total Consumer Discretionary                               2,245,608,153      12.2%
                                                          --------------      ----
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co.                  2,861,952    134,511,744       0.7%
    Bunge, Ltd.                                   553,069     49,029,567       0.3%
#   ConAgra Foods, Inc.                           364,170     12,509,239       0.1%
*   Constellation Brands, Inc. Class A            462,850     42,369,289       0.2%
    CVS Health Corp.                            6,986,047    599,472,693       3.3%
    Ingredion, Inc.                                20,328      1,570,338       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                            --------- -------------- ---------------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                      540,650 $   56,227,600       0.3%
#   Molson Coors Brewing Co. Class B          763,563     56,793,816       0.3%
    Mondelez International, Inc. Class A    6,213,977    219,104,829       1.2%
#   Safeway, Inc.                             196,076      6,835,209       0.0%
    Tyson Foods, Inc. Class A               1,430,128     57,705,665       0.3%
                                                      --------------      ----
Total Consumer Staples                                 1,236,129,989       6.7%
                                                      --------------      ----
Energy -- (19.8%)
    Anadarko Petroleum Corp.                2,644,697    242,730,291       1.3%
    Apache Corp.                            1,895,772    146,353,598       0.8%
    Baker Hughes, Inc.                      1,938,026    102,637,857       0.6%
#   Chesapeake Energy Corp.                 3,374,987     74,857,212       0.4%
    Chevron Corp.                           5,620,609    674,192,050       3.7%
    Cimarex Energy Co.                        155,458     17,670,911       0.1%
    ConocoPhillips                          6,993,622    504,589,827       2.7%
#   Denbury Resources, Inc.                 1,413,859     17,531,852       0.1%
    Devon Energy Corp.                      1,721,246    103,274,760       0.6%
    Exxon Mobil Corp.                       4,477,321    433,001,714       2.4%
#   Helmerich & Payne, Inc.                   516,470     44,839,925       0.2%
    Hess Corp.                              1,628,606    138,122,075       0.7%
    HollyFrontier Corp.                       498,931     22,641,489       0.1%
#   Kinder Morgan, Inc.                        76,885      2,975,449       0.0%
    Marathon Oil Corp.                      3,640,872    128,886,869       0.7%
    Marathon Petroleum Corp.                1,752,484    159,300,796       0.9%
#   Murphy Oil Corp.                          728,510     38,895,149       0.2%
    Nabors Industries, Ltd.                 1,372,075     24,491,539       0.1%
    National Oilwell Varco, Inc.            1,968,548    142,995,327       0.8%
*   Newfield Exploration Co.                   31,609      1,030,769       0.0%
#   Noble Corp. P.L.C.                        721,779     15,099,617       0.1%
    Occidental Petroleum Corp.              2,823,071    251,055,704       1.4%
#*  Paragon Offshore P.L.C.                   240,593      1,171,688       0.0%
    Patterson-UTI Energy, Inc.                732,485     16,869,130       0.1%
#   Peabody Energy Corp.                      226,438      2,361,748       0.0%
    Phillips 66                             2,603,498    204,374,593       1.1%
    QEP Resources, Inc.                       458,418     11,492,539       0.1%
#   Rowan Cos. P.L.C. Class A                 424,149     10,294,096       0.1%
*   Seventy Seven Energy, Inc.                111,218      1,453,619       0.0%
    Superior Energy Services, Inc.             99,669      2,506,675       0.0%
#   Tesoro Corp.                              615,285     43,937,502       0.2%
#   Transocean, Ltd.                        1,340,027     39,973,005       0.2%
    Valero Energy Corp.                     2,806,975    140,601,378       0.8%
*   Weatherford International P.L.C.        2,173,272     35,685,126       0.2%
*   Whiting Petroleum Corp.                   334,068     20,458,324       0.1%
#*  WPX Energy, Inc.                           50,407        963,782       0.0%
                                                      --------------      ----
Total Energy                                           3,819,317,985      20.8%
                                                      --------------      ----
Financials -- (19.7%)
    ACE, Ltd.                                  96,962     10,597,947       0.1%
    Aflac, Inc.                               607,834     36,305,925       0.2%
*   Alleghany Corp.                             1,128        501,148       0.0%
    Allied World Assurance Co. Holdings AG    556,302     21,139,476       0.1%
    Allstate Corp. (The)                      817,246     52,998,403       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES      VALUE+    OF NET ASSETS**
                                                   ---------- ------------ ---------------
Financials -- (Continued)
    American Financial Group, Inc.                    487,279 $ 29,153,903       0.2%
    American International Group, Inc.              3,145,850  168,523,184       0.9%
    American National Insurance Co.                    69,753    7,957,422       0.0%
#   Assurant, Inc.                                    386,198   26,346,428       0.1%
    Assured Guaranty, Ltd.                             88,010    2,031,271       0.0%
    Axis Capital Holdings, Ltd.                       578,662   27,856,789       0.2%
    Bank of America Corp.                          16,826,224  288,738,004       1.6%
    Bank of New York Mellon Corp. (The)             3,470,782  134,388,679       0.7%
    BB&T Corp.                                        470,569   17,825,154       0.1%
    Capital One Financial Corp.                     2,096,624  173,537,568       0.9%
#   Chubb Corp. (The)                                  69,688    6,924,200       0.0%
#   Cincinnati Financial Corp.                         16,670      841,335       0.0%
    CIT Group, Inc.                                    25,124    1,229,317       0.0%
    Citigroup, Inc.                                 5,327,316  285,171,225       1.6%
    CME Group, Inc.                                 1,222,099  102,424,117       0.6%
    CNA Financial Corp.                               498,971   19,499,787       0.1%
*   E*TRADE Financial Corp.                           114,229    2,547,307       0.0%
#   Everest Re Group, Ltd.                            158,526   27,052,462       0.1%
    Fifth Third Bancorp                             1,806,309   36,108,117       0.2%
#*  Genworth Financial, Inc. Class A                2,374,310   33,216,597       0.2%
    Goldman Sachs Group, Inc. (The)                   919,421  174,680,796       1.0%
    Hartford Financial Services Group, Inc. (The)   2,395,708   94,822,123       0.5%
    HCC Insurance Holdings, Inc.                        2,282      119,098       0.0%
    Hudson City Bancorp, Inc.                          71,664      691,558       0.0%
    Huntington Bancshares, Inc.                       435,741    4,318,193       0.0%
    JPMorgan Chase & Co.                           10,466,709  633,026,560       3.4%
    KeyCorp                                           374,205    4,939,506       0.0%
#   Legg Mason, Inc.                                  641,854   33,376,408       0.2%
    Leucadia National Corp.                           137,025    3,258,454       0.0%
    Lincoln National Corp.                          1,394,130   76,342,559       0.4%
    Loews Corp.                                     2,012,598   87,749,273       0.5%
#   M&T Bank Corp.                                      9,877    1,206,772       0.0%
    MetLife, Inc.                                   2,280,037  123,669,207       0.7%
    Morgan Stanley                                  5,045,057  176,324,742       1.0%
    NASDAQ OMX Group, Inc. (The)                      801,702   34,681,628       0.2%
#   New York Community Bancorp, Inc.                   80,866    1,289,813       0.0%
#   Old Republic International Corp.                  632,434    9,341,050       0.1%
    PartnerRe, Ltd.                                   193,939   22,436,803       0.1%
#   People's United Financial, Inc.                   138,880    2,030,426       0.0%
    PNC Financial Services Group, Inc. (The)          792,924   68,500,704       0.4%
#   Principal Financial Group, Inc.                   356,794   18,685,302       0.1%
    Protective Life Corp.                               7,158      498,769       0.0%
    Prudential Financial, Inc.                      1,229,198  108,833,191       0.6%
    Regions Financial Corp.                         5,807,266   57,666,151       0.3%
#   Reinsurance Group of America, Inc.                357,106   30,086,180       0.2%
    State Street Corp.                                 83,962    6,335,772       0.0%
#   SunTrust Banks, Inc.                            2,175,267   85,139,950       0.5%
    Travelers Cos., Inc. (The)                        867,444   87,438,355       0.5%
#   Unum Group                                      1,374,339   45,985,383       0.2%
    Validus Holdings, Ltd.                            167,263    6,653,722       0.0%
    Wells Fargo & Co.                               4,057,795  215,428,337       1.2%
    XL Group P.L.C.                                 1,434,888   48,614,005       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                        ---------- -------------- ---------------
Financials -- (Continued)
#   Zions Bancorporation                   754,482 $   21,857,344       0.1%
                                                   --------------      ----
Total Financials                                    3,798,943,899      20.7%
                                                   --------------      ----
Health Care -- (10.1%)
#*  Actavis P.L.C.                         118,573     28,782,410       0.2%
    Aetna, Inc.                          2,009,110    165,771,666       0.9%
*   Bio-Rad Laboratories, Inc. Class A       1,222        137,866       0.0%
*   Boston Scientific Corp.              6,573,232     87,292,521       0.5%
*   CareFusion Corp.                       907,569     52,067,233       0.3%
#   Cigna Corp.                            268,109     26,695,613       0.1%
#*  Community Health Systems, Inc.          14,053        772,493       0.0%
*   Express Scripts Holding Co.          3,072,578    236,035,442       1.3%
#*  Hologic, Inc.                        1,211,606     31,731,961       0.2%
    Humana, Inc.                           707,042     98,172,782       0.5%
#   Omnicare, Inc.                         556,064     37,028,302       0.2%
    Perrigo Co. P.L.C.                      13,380      2,160,201       0.0%
    Pfizer, Inc.                        22,619,948    677,467,443       3.7%
#   Quest Diagnostics, Inc.                107,295      6,808,941       0.0%
#   Teleflex, Inc.                          91,713     10,466,288       0.1%
    Thermo Fisher Scientific, Inc.       1,580,260    185,791,168       1.0%
    UnitedHealth Group, Inc.               912,609     86,706,981       0.5%
    WellPoint, Inc.                      1,674,297    212,116,687       1.1%
                                                   --------------      ----
Total Health Care                                   1,946,005,998      10.6%
                                                   --------------      ----
Industrials -- (11.5%)
#   ADT Corp. (The)                        686,732     24,612,475       0.1%
#*  AECOM Technology Corp.                 124,083      4,038,889       0.0%
#   AGCO Corp.                             279,803     12,398,071       0.1%
    Alaska Air Group, Inc.                   5,580        297,023       0.0%
#*  Avis Budget Group, Inc.                100,291      5,591,223       0.0%
    CSX Corp.                            5,604,703    199,695,568       1.1%
    Danaher Corp.                           72,391      5,820,236       0.0%
    Delta Air Lines, Inc.                  101,580      4,086,563       0.0%
    Eaton Corp. P.L.C.                   1,690,402    115,606,593       0.6%
#*  Engility Holdings, Inc.                 27,829      1,202,213       0.0%
    FedEx Corp.                            828,737    138,730,574       0.8%
    General Electric Co.                21,597,811    557,439,502       3.0%
#*  Genesee & Wyoming, Inc. Class A         11,922      1,146,896       0.0%
*   Hertz Global Holdings, Inc.          1,345,507     29,493,514       0.2%
#*  Jacobs Engineering Group, Inc.         175,921      8,347,452       0.1%
#   Joy Global, Inc.                        84,284      4,435,867       0.0%
#   KBR, Inc.                               18,047        344,337       0.0%
#   Kennametal, Inc.                         9,984        385,482       0.0%
    L-3 Communications Holdings, Inc.      421,205     51,159,559       0.3%
    Manpowergroup, Inc.                     19,031      1,270,319       0.0%
#   Norfolk Southern Corp.               1,681,939    186,089,731       1.0%
    Northrop Grumman Corp.               1,364,645    188,266,424       1.0%
#*  NOW, Inc.                              352,619     10,599,727       0.1%
#   Oshkosh Corp.                           36,950      1,653,882       0.0%
    Owens Corning                          579,048     18,564,279       0.1%
    Pentair P.L.C.                         498,599     33,431,063       0.2%
*   Quanta Services, Inc.                  554,686     18,903,699       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                  --------- -------------- ---------------
Industrials -- (Continued)
#   Regal-Beloit Corp.                                4,814 $      341,650       0.0%
    Republic Services, Inc.                       1,352,613     51,940,339       0.3%
#   Ryder System, Inc.                               13,740      1,215,578       0.0%
    Southwest Airlines Co.                        3,905,821    134,672,708       0.7%
    SPX Corp.                                        22,870      2,167,847       0.0%
    Stanley Black & Decker, Inc.                    651,388     60,995,972       0.3%
#   Terex Corp.                                       8,155        234,619       0.0%
#   Trinity Industries, Inc.                        125,128      4,468,321       0.0%
#   Triumph Group, Inc.                              29,704      2,068,290       0.0%
    Union Pacific Corp.                           2,788,102    324,674,478       1.8%
#*  United Rentals, Inc.                             73,167      8,052,760       0.1%
*   Veritiv Corp.                                    35,483      1,600,638       0.0%
#*  WESCO International, Inc.                        21,907      1,805,356       0.0%
                                                            --------------      ----
Total Industrials                                            2,217,849,717      12.0%
                                                            --------------      ----
Information Technology -- (8.2%)
    Activision Blizzard, Inc.                     2,772,955     55,320,452       0.3%
    Amdocs, Ltd.                                     17,878        849,920       0.0%
*   Arrow Electronics, Inc.                         568,882     32,346,631       0.2%
#   Avnet, Inc.                                     711,362     30,766,407       0.2%
#*  Blackhawk Network Holdings, Inc. Class B         16,109        538,041       0.0%
    Broadcom Corp. Class A                          136,077      5,698,905       0.0%
    Brocade Communications Systems, Inc.             46,592        499,932       0.0%
#   CA, Inc.                                        490,851     14,264,130       0.1%
    Cisco Systems, Inc.                           8,906,456    217,940,978       1.2%
    Computer Sciences Corp.                          99,392      6,003,277       0.0%
    Corning, Inc.                                 4,933,995    100,801,518       0.5%
    Fidelity National Information Services, Inc.  1,308,765     76,418,788       0.4%
#*  First Solar, Inc.                               154,302      9,088,388       0.1%
    Hewlett-Packard Co.                           9,619,949    345,163,770       1.9%
*   Ingram Micro, Inc. Class A                      725,997     19,485,759       0.1%
#   Intel Corp.                                   9,210,936    313,263,933       1.7%
#   Jabil Circuit, Inc.                              24,010        503,010       0.0%
    Juniper Networks, Inc.                          922,663     19,440,509       0.1%
    Lam Research Corp.                              325,184     25,318,826       0.1%
    Marvell Technology Group, Ltd.                  398,733      5,358,972       0.0%
#*  Micron Technology, Inc.                       3,654,213    120,917,908       0.7%
#   NVIDIA Corp.                                    629,521     12,300,840       0.1%
    Western Digital Corp.                           564,843     55,563,606       0.3%
    Xerox Corp.                                   5,691,007     75,576,573       0.4%
#*  Yahoo!, Inc.                                    877,399     40,404,224       0.2%
                                                            --------------      ----
Total Information Technology                                 1,583,835,297       8.6%
                                                            --------------      ----
Materials -- (3.2%)
    Alcoa, Inc.                                   5,361,598     89,860,383       0.5%
    Ashland, Inc.                                   388,650     42,001,406       0.2%
    Cabot Corp.                                         454         21,079       0.0%
    CF Industries Holdings, Inc.                     51,450     13,377,000       0.1%
    Freeport-McMoRan, Inc.                        4,647,012    132,439,842       0.7%
#   Huntsman Corp.                                    6,739        164,432       0.0%
    International Paper Co.                       2,043,676    103,450,879       0.6%
    MeadWestvaco Corp.                              841,379     37,163,711       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE+      OF NET ASSETS**
                                                                 ---------- --------------- ---------------
Materials -- (Continued)
             Mosaic Co. (The)                                       540,449 $    23,947,295        0.1%
#            Newmont Mining Corp.                                 1,384,540      25,973,970        0.2%
#            Nucor Corp.                                            778,823      42,103,171        0.2%
#            Reliance Steel & Aluminum Co.                          359,269      24,243,472        0.1%
             Rock-Tenn Co. Class A                                  235,996      12,071,195        0.1%
             Steel Dynamics, Inc.                                   893,527      20,560,056        0.1%
#            United States Steel Corp.                               89,096       3,567,404        0.0%
#            Vulcan Materials Co.                                   576,239      35,559,709        0.2%
                                                                            ---------------      -----
Total Materials                                                                 606,505,004        3.3%
                                                                            ---------------      -----
Telecommunication Services -- (4.2%)
#            AT&T, Inc.                                          18,488,608     644,143,103        3.5%
             CenturyLink, Inc.                                    2,353,137      97,608,123        0.5%
#            Frontier Communications Corp.                        2,036,486      13,318,618        0.1%
#*           Sprint Corp.                                         2,491,629      14,775,360        0.1%
*            T-Mobile US, Inc.                                      726,568      21,208,520        0.1%
             Telephone & Data Systems, Inc.                          29,439         754,816        0.0%
#*           United States Cellular Corp.                           254,750       9,277,995        0.1%
             Windstream Holdings, Inc.                              406,973       4,265,077        0.0%
                                                                            ---------------      -----
Total Telecommunication Services                                                805,351,612        4.4%
                                                                            ---------------      -----
Utilities -- (0.3%)
#            NRG Energy, Inc.                                     1,581,268      47,406,415        0.3%
             UGI Corp.                                              130,606       4,922,540        0.0%
                                                                            ---------------      -----
Total Utilities                                                                  52,328,955        0.3%
                                                                            ---------------      -----
TOTAL COMMON STOCKS                                                          18,311,876,609       99.6%
                                                                            ---------------      -----

RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Sears Holdings Corp. Rights 11/07/14                   313,663           7,528        0.0%
                                                                            ---------------      -----

TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves, 0.077%  87,103,094      87,103,094        0.5%
                                                                            ---------------      -----

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@         DFA Short Term Investment Fund                      74,271,257     859,318,447        4.7%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,592,557,040)                        $19,258,305,678      104.8%
                                                                            ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                               ---------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary        $  2,245,608,153           --   --    $ 2,245,608,153
 Consumer Staples                 1,236,129,989           --   --      1,236,129,989
 Energy                           3,819,317,985           --   --      3,819,317,985
 Financials                       3,798,943,899           --   --      3,798,943,899
 Health Care                      1,946,005,998           --   --      1,946,005,998
 Industrials                      2,217,849,717           --   --      2,217,849,717
 Information Technology           1,583,835,297           --   --      1,583,835,297
 Materials                          606,505,004           --   --        606,505,004
 Telecommunication Services         805,351,612           --   --        805,351,612
 Utilities                           52,328,955           --   --         52,328,955
Rights/Warrants                              -- $      7,528   --              7,528
Temporary Cash Investments           87,103,094           --   --         87,103,094
Securities Lending Collateral                --  859,318,447   --        859,318,447
                               ---------------- ------------   --    ---------------
TOTAL                          $18,398,979,703  $859,325,975   --    $19,258,305,678
                               ================ ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (5.8%)
*   Alumina, Ltd.                              4,595,906 $  6,642,419       0.1%
*   Alumina, Ltd. Sponsored ADR                  172,484      981,434       0.0%
    AMP, Ltd.                                    510,725    2,633,820       0.0%
    Asciano, Ltd.                              4,216,676   23,324,367       0.3%
    ASX, Ltd.                                      5,871      186,271       0.0%
    Bank of Queensland, Ltd.                     847,855    9,425,419       0.1%
#   Bendigo & Adelaide Bank Ltd                  862,954    9,476,888       0.1%
*   BlueScope Steel, Ltd.                        855,334    3,987,534       0.0%
    Boral, Ltd.                                2,121,437    9,317,703       0.1%
    Caltex Australia, Ltd.                        18,966      522,384       0.0%
    Downer EDI, Ltd.                              47,617      201,079       0.0%
    Echo Entertainment Group, Ltd.             1,832,302    6,152,312       0.1%
#   Fortescue Metals Group, Ltd.               2,888,182    8,913,905       0.1%
    GrainCorp, Ltd. Class A                      290,677    2,248,243       0.0%
#   Harvey Norman Holdings, Ltd.               1,068,950    3,594,639       0.0%
#   Incitec Pivot, Ltd.                        4,638,959   11,904,005       0.1%
    Leighton Holdings, Ltd.                       60,472    1,177,321       0.0%
#   Lend Lease Group                           1,076,283   15,010,939       0.2%
    Macquarie Group, Ltd.                      1,184,395   64,009,420       0.7%
#   Metcash, Ltd.                                599,500    1,497,294       0.0%
    National Australia Bank, Ltd.              1,748,681   54,096,766       0.6%
#   New Hope Corp., Ltd.                          69,375      137,301       0.0%
*   Newcrest Mining, Ltd.                      1,968,868   16,147,863       0.2%
#   Orica, Ltd.                                  187,134    3,415,988       0.0%
    Origin Energy, Ltd.                        2,407,598   30,245,978       0.3%
    Primary Health Care, Ltd.                    718,682    2,945,183       0.0%
*   Qantas Airways, Ltd.                       3,475,112    5,192,206       0.1%
#   QBE Insurance Group, Ltd.                  2,266,393   23,021,800       0.3%
    Rio Tinto, Ltd.                              120,548    6,437,059       0.1%
    Santos, Ltd.                               4,404,343   50,470,467       0.5%
    Seven Group Holdings, Ltd.                   361,999    2,183,768       0.0%
#   Sims Metal Management, Ltd.                  209,772    2,094,229       0.0%
#   Sims Metal Management, Ltd. Sponsored ADR    124,013    1,213,715       0.0%
    Suncorp Group, Ltd.                        3,736,013   48,613,845       0.5%
    Tabcorp Holdings, Ltd.                     2,121,674    7,621,409       0.1%
    Tatts Group, Ltd.                          4,209,170   12,884,632       0.1%
#   Toll Holdings, Ltd.                        2,149,986   10,771,881       0.1%
    Treasury Wine Estates, Ltd.                1,372,955    5,605,719       0.1%
    Washington H Soul Pattinson & Co., Ltd.       87,756    1,098,605       0.0%
#   Wesfarmers, Ltd.                           2,317,545   90,193,505       1.0%
    Woodside Petroleum, Ltd.                     488,777   17,361,526       0.2%
    WorleyParsons, Ltd.                           68,312      815,355       0.0%
                                                         ------------       ---
TOTAL AUSTRALIA                                           573,776,196       6.1%
                                                         ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                          372,952    9,516,812       0.1%
    OMV AG                                        93,780    2,947,790       0.1%
    Raiffeisen Bank International AG              57,158    1,223,857       0.0%
                                                         ------------       ---
TOTAL AUSTRIA                                              13,688,459       0.2%
                                                         ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
BELGIUM -- (1.2%)
    Ageas                                                       594,176 $ 19,862,064       0.2%
    Belgacom SA                                                  93,033    3,513,720       0.0%
    Colruyt SA                                                    1,956       89,086       0.0%
    Delhaize Group SA                                           244,289   16,703,226       0.2%
    Delhaize Group SA Sponsored ADR                             211,600    3,605,664       0.0%
*   KBC Groep NV                                                392,347   21,075,210       0.2%
    Solvay SA                                                   198,220   27,060,931       0.3%
    UCB SA                                                      213,849   17,246,126       0.2%
    Umicore SA                                                  162,718    6,386,433       0.1%
                                                                        ------------       ---
TOTAL BELGIUM                                                            115,542,460       1.2%
                                                                        ------------       ---
CANADA -- (7.8%)
#   Agrium, Inc.                                                260,162   25,449,047       0.3%
    Bank of Montreal                                            220,863   16,034,654       0.2%
    Barrick Gold Corp.                                        2,483,599   29,480,320       0.3%
    BCE, Inc.                                                    21,199      941,405       0.0%
#*  BlackBerry, Ltd.(09228F103)                                 477,288    5,011,524       0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                                   435,600    4,576,109       0.1%
#   Bonavista Energy Corp.                                       27,416      257,607       0.0%
    Cameco Corp.(13321L108)                                     122,025    2,120,794       0.0%
    Cameco Corp.(2166160)                                       506,586    8,796,316       0.1%
    Canadian Natural Resources, Ltd.(136385101)                 838,864   29,259,576       0.3%
    Canadian Natural Resources, Ltd.(2171573)                 1,849,320   64,534,631       0.7%
#   Canadian Tire Corp., Ltd. Class A                           285,569   31,309,845       0.3%
*   Catamaran Corp.                                              90,547    4,316,375       0.1%
    Crescent Point Energy Corp.(22576C101)                       77,459    2,558,471       0.0%
#   Crescent Point Energy Corp.(B67C8W8)                        362,930   11,995,158       0.1%
    Eldorado Gold Corp.(2307873)                                452,522    2,473,302       0.0%
    Eldorado Gold Corp.(284902103)                              109,318      599,063       0.0%
    Empire Co., Ltd.                                             66,400    4,593,592       0.1%
#   Enerplus Corp.                                              291,127    4,169,105       0.0%
    Ensign Energy Services, Inc.                                452,198    5,103,552       0.1%
    Fairfax Financial Holdings, Ltd.                             49,494   22,612,968       0.2%
    First Quantum Minerals, Ltd.                              1,617,664   24,400,235       0.3%
#   Genworth MI Canada, Inc.                                     87,561    3,061,003       0.0%
    George Weston, Ltd.                                          76,513    6,251,113       0.1%
    Goldcorp, Inc.(380956409)                                     3,218       60,434       0.0%
    Goldcorp, Inc.(2676302)                                     668,943   12,553,254       0.1%
#   Husky Energy, Inc.                                          846,066   20,426,295       0.2%
#   Industrial Alliance Insurance & Financial Services, Inc.    185,105    7,459,713       0.1%
*   Kinross Gold Corp.                                        3,868,295    8,271,675       0.1%
#   Loblaw Cos., Ltd.                                            40,951    2,133,572       0.0%
*   Lundin Mining Corp.                                         737,610    3,291,938       0.0%
    Magna International, Inc.                                   284,118   28,042,488       0.3%
#   Manulife Financial Corp.(2492519)                         3,287,435   62,391,406       0.7%
    Manulife Financial Corp.(56501R106)                          94,096    1,785,001       0.0%
*   MEG Energy Corp.                                             78,947    1,905,291       0.0%
*   Osisko Gold Royalties, Ltd.                                     600        7,496       0.0%
#   Pacific Rubiales Energy Corp.                               839,834   12,667,741       0.1%
#   Pan American Silver Corp.(697900108)                          9,475       87,454       0.0%
    Pan American Silver Corp.(2669272)                          112,402    1,039,199       0.0%
#   Pengrowth Energy Corp.                                      745,097    3,008,022       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
CANADA -- (Continued)
#   Penn West Petroleum, Ltd.                  1,034,275 $  4,680,185       0.1%
    Precision Drilling Corp.(B5YPLH9)            793,285    6,609,242       0.1%
    Precision Drilling Corp.(74022D308)           14,251      118,568       0.0%
#   Sun Life Financial, Inc.                   1,292,577   45,977,917       0.5%
    Suncor Energy, Inc.(B3NB1P2)               3,750,370  133,170,496       1.4%
    Suncor Energy, Inc.(867224107)                57,124    2,030,187       0.0%
    Talisman Energy, Inc.(2068299)             3,783,418   24,136,263       0.3%
    Talisman Energy, Inc.(87425E103)             118,049      753,153       0.0%
    Teck Resources, Ltd. Class A                   4,115       71,562       0.0%
#   Teck Resources, Ltd. Class B               1,123,435   17,752,875       0.2%
#   Thomson Reuters Corp.                      1,057,948   39,359,176       0.4%
#   TransAlta Corp.                              635,181    6,176,819       0.1%
*   Turquoise Hill Resources, Ltd.(900435108)    127,382      426,730       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)      291,314      977,035       0.0%
    West Fraser Timber Co., Ltd.                  50,666    2,658,161       0.0%
    Westjet Airlines, Ltd.                         1,000       28,295       0.0%
#   Whitecap Resources, Inc.                      37,683      487,818       0.0%
#   Yamana Gold, Inc.                          1,426,728    5,683,874       0.1%
                                                         ------------       ---
TOTAL CANADA                                              766,135,100       8.2%
                                                         ------------       ---
CHINA -- (0.0%)
    Hopewell Highway Infrastructure, Ltd.         62,208       30,085       0.0%
                                                         ------------       ---
DENMARK -- (1.4%)
    AP Moeller--Maersk A.S. Class A                4,596   10,455,684       0.1%
    AP Moeller--Maersk A.S. Class B               19,275   44,979,680       0.5%
    Carlsberg A.S. Class B                       334,440   29,497,142       0.3%
    Danske Bank A.S.                             714,081   19,608,868       0.2%
    FLSmidth & Co. A.S.                            1,057       47,924       0.0%
    H Lundbeck A.S.                              135,698    2,877,525       0.0%
*   Jyske Bank A.S.                               24,202    1,304,941       0.0%
    TDC A.S.                                   2,474,850   18,900,568       0.2%
*   Vestas Wind Systems A.S.                     190,398    6,354,528       0.1%
                                                         ------------       ---
TOTAL DENMARK                                             134,026,860       1.4%
                                                         ------------       ---
FINLAND -- (0.7%)
    Fortum Oyj                                 1,444,065   33,490,443       0.4%
    Kesko Oyj Class A                                662       24,044       0.0%
    Kesko Oyj Class B                            138,917    5,268,500       0.1%
    Neste Oil Oyj                                193,468    4,174,931       0.0%
    Stora Enso Oyj Class R                     1,586,624   13,102,512       0.1%
    Stora Enso Oyj Sponsored ADR                  91,500      746,640       0.0%
    UPM-Kymmene Oyj                            1,023,417   16,233,967       0.2%
    UPM-Kymmene Oyj Sponsored ADR                 69,300    1,097,712       0.0%
                                                         ------------       ---
TOTAL FINLAND                                              74,138,749       0.8%
                                                         ------------       ---
FRANCE -- (8.0%)
    AXA SA                                     4,004,754   92,503,906       1.0%
    AXA SA Sponsored ADR                         140,900    3,270,289       0.0%
    BNP Paribas SA                               783,124   49,213,123       0.5%
*   Bollore SA(BQR9N80)                              100       45,741       0.0%
#   Bollore SA(4572709)                           20,935    9,925,304       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
FRANCE -- (Continued)
    Bouygues SA                                        709,374 $ 24,525,872       0.3%
    Cap Gemini SA                                       92,794    6,105,486       0.1%
    Casino Guichard Perrachon SA                       166,474   17,069,136       0.2%
#*  CGG SA Sponsored ADR                               128,590      753,537       0.0%
    Cie de St-Gobain                                 1,103,444   47,431,371       0.5%
    Cie Generale des Etablissements Michelin           309,948   26,921,132       0.3%
    CNP Assurances                                     367,436    6,869,273       0.1%
#   Credit Agricole SA                                 858,491   12,704,184       0.1%
    Eiffage SA                                          39,008    2,073,780       0.0%
    Electricite de France SA                           498,285   14,713,553       0.2%
    GDF Suez                                         3,247,971   78,860,475       0.8%
    Groupe Eurotunnel SA                               410,098    5,183,328       0.1%
    Lafarge SA                                         519,321   36,041,040       0.4%
    Lagardere SCA                                      221,491    5,390,278       0.1%
    Natixis SA                                       2,034,211   14,002,442       0.1%
    Orange SA                                        3,989,277   63,510,770       0.7%
*   Peugeot SA                                       1,163,753   13,830,646       0.1%
    Renault SA                                         759,515   56,497,480       0.6%
    Rexel SA                                           465,411    7,823,113       0.1%
    SCOR SE                                            151,231    4,634,084       0.0%
    Societe Generale SA                              1,296,228   62,466,561       0.7%
    STMicroelectronics NV                            1,730,504   11,559,310       0.1%
    Total SA                                           180,285   10,763,602       0.1%
    Vallourec SA                                       290,641   10,622,079       0.1%
    Vivendi SA                                       3,686,124   90,049,366       1.0%
                                                               ------------       ---
TOTAL FRANCE                                                    785,360,261       8.4%
                                                               ------------       ---
GERMANY -- (6.3%)
    Allianz SE                                         642,692  102,202,246       1.1%
    Allianz SE ADR                                   2,811,910   44,765,607       0.5%
    Bayerische Motoren Werke AG                        765,791   82,121,669       0.9%
    Celesio AG                                         108,168    3,568,660       0.0%
*   Commerzbank AG                                   1,573,875   23,797,743       0.3%
    Daimler AG                                       2,214,556  172,666,663       1.8%
    Deutsche Bank AG(5750355)                          791,806   24,760,866       0.3%
#   Deutsche Bank AG(D18190898)                        464,576   14,550,520       0.2%
    Deutsche Lufthansa AG                              485,172    7,186,692       0.1%
#   Deutsche Telekom AG Sponsored ADR                   82,468    1,235,371       0.0%
    E.ON SE                                          2,493,630   42,990,415       0.5%
    Fraport AG Frankfurt Airport Services Worldwide     43,853    2,717,164       0.0%
    Hannover Rueck SE                                    4,845      404,399       0.0%
    HeidelbergCement AG                                351,241   23,978,034       0.3%
    K+S AG                                             298,781    8,373,259       0.1%
*   Metro AG                                            56,582    1,803,747       0.0%
    Muenchener Rueckversicherungs-Gesellschaft AG      156,916   30,894,845       0.3%
*   Osram Licht AG                                       7,353      258,303       0.0%
    RWE AG                                             372,582   13,219,868       0.1%
*   Talanx AG                                            3,089       99,682       0.0%
    Telefonica Deutschland Holding AG                  190,366      936,769       0.0%
    Volkswagen AG                                       62,518   13,333,102       0.1%
                                                               ------------       ---
TOTAL GERMANY                                                   615,865,624       6.6%
                                                               ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                        ---------- ------------ ---------------
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd.                         4,401,000 $  8,266,090       0.1%
    Cheung Kong Holdings, Ltd.                             750,000   13,343,234       0.2%
*   FIH Mobile, Ltd.                                     2,003,000    1,067,103       0.0%
    Great Eagle Holdings, Ltd.                             698,324    2,350,624       0.0%
    Guoco Group, Ltd.                                        6,000       73,731       0.0%
    Hang Lung Group, Ltd.                                  449,000    2,258,948       0.0%
#   Henderson Land Development Co., Ltd.                 3,355,177   22,666,816       0.2%
    Hongkong & Shanghai Hotels (The)                     1,700,631    2,693,063       0.0%
    Hopewell Holdings, Ltd.                              1,244,169    4,423,331       0.1%
    Hutchison Whampoa, Ltd.                              5,076,000   64,497,462       0.7%
    Kerry Logistics Network, Ltd.                          325,000      529,877       0.0%
    Kerry Properties, Ltd.                               1,667,000    5,729,261       0.1%
    MTR Corp., Ltd.                                      1,136,426    4,633,757       0.1%
    New World Development Co., Ltd.                     22,601,543   28,468,638       0.3%
    Orient Overseas International, Ltd.                    603,500    3,422,721       0.0%
#   Shangri-La Asia, Ltd.                                1,604,000    2,333,151       0.0%
    Sino Land Co., Ltd.                                  4,141,872    6,878,044       0.1%
    Sun Hung Kai Properties, Ltd.                        2,364,920   35,378,784       0.4%
    Swire Pacific, Ltd. Class A                            922,500   12,111,919       0.1%
    Swire Pacific, Ltd. Class B                            135,000      327,671       0.0%
    Wharf Holdings, Ltd. (The)                           3,706,990   27,489,127       0.3%
    Wheelock & Co., Ltd.                                 3,670,000   17,737,196       0.2%
                                                                   ------------       ---
TOTAL HONG KONG                                                     266,680,548       2.9%
                                                                   ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland                                     27,451,903   10,806,566       0.1%
    CRH P.L.C.                                             295,666    6,558,889       0.1%
#   CRH P.L.C. Sponsored ADR                               215,216    4,822,991       0.0%
                                                                   ------------       ---
TOTAL IRELAND                                                        22,188,446       0.2%
                                                                   ------------       ---
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                     3,220,797   16,580,199       0.2%
*   Bank Leumi Le-Israel BM                              3,225,754   11,527,554       0.1%
*   Israel Discount Bank, Ltd. Class A                     459,633      741,305       0.0%
    Migdal Insurance & Financial Holding, Ltd.              10,788       14,729       0.0%
*   Mizrahi Tefahot Bank, Ltd.                             113,915    1,261,041       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR      13,324      752,406       0.0%
                                                                   ------------       ---
TOTAL ISRAEL                                                         30,877,234       0.3%
                                                                   ------------       ---
ITALY -- (1.8%)
#*  Banca Monte dei Paschi di Siena SpA                  5,536,180    4,235,791       0.1%
*   Banco Popolare SC                                      666,220    9,677,655       0.1%
*   Finmeccanica SpA                                       185,045    1,672,142       0.0%
    Intesa Sanpaolo SpA                                 10,630,153   31,250,083       0.3%
*   Mediobanca SpA                                       1,529,212   13,497,046       0.2%
#*  Telecom Italia SpA                                  13,739,672   15,570,913       0.2%
#*  Telecom Italia SpA Sponsored ADR                     1,874,500   21,181,850       0.2%
    UniCredit SpA                                        6,991,980   50,640,963       0.5%
    Unione di Banche Italiane SCPA                       3,270,114   25,681,817       0.3%
                                                                   ------------       ---
TOTAL ITALY                                                         173,408,260       1.9%
                                                                   ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
JAPAN -- (21.0%)
    77 Bank, Ltd. (The)                         529,372 $ 2,955,380       0.0%
#   Aeon Co., Ltd.                            2,792,600  27,632,317       0.3%
    Aisin Seiki Co., Ltd.                       584,900  19,482,296       0.2%
    Alfresa Holdings Corp.                      357,600   4,537,912       0.1%
    Amada Co., Ltd.                             563,600   4,922,216       0.1%
    Aoyama Trading Co., Ltd.                     20,400     485,213       0.0%
    Asahi Glass Co., Ltd.                     3,001,000  15,619,248       0.2%
    Asahi Kasei Corp.                         5,056,000  41,490,598       0.4%
    Asatsu-DK, Inc.                               3,400      85,805       0.0%
    Autobacs Seven Co., Ltd.                    214,800   3,151,077       0.0%
    Awa Bank, Ltd. (The)                         65,600     393,378       0.0%
    Bank of Kyoto, Ltd. (The)                   709,400   6,147,336       0.1%
    Bank of Yokohama, Ltd. (The)              2,785,000  16,095,184       0.2%
    Canon Marketing Japan, Inc.                 136,100   2,782,457       0.0%
    Chiba Bank, Ltd. (The)                    1,204,000   8,552,016       0.1%
    Chugoku Bank, Ltd. (The)                    325,100   4,805,158       0.1%
#   Citizen Holdings Co., Ltd.                  677,800   4,452,692       0.1%
    Coca-Cola East Japan Co., Ltd.               24,000     431,833       0.0%
    Coca-Cola West Co., Ltd.                    159,107   2,271,304       0.0%
    COMSYS Holdings Corp.                        12,200     217,802       0.0%
    Cosmo Oil Co., Ltd.                       1,287,364   2,005,949       0.0%
    Dai Nippon Printing Co., Ltd.             1,815,000  17,890,076       0.2%
    Dai-ichi Life Insurance Co., Ltd. (The)   1,223,200  18,511,540       0.2%
    Daicel Corp.                                575,000   6,628,291       0.1%
#   Daido Steel Co., Ltd.                       675,000   2,589,468       0.0%
    Denki Kagaku Kogyo K.K.                     992,000   3,240,364       0.0%
    DIC Corp.                                 1,110,000   2,274,934       0.0%
    Fuji Media Holdings, Inc.                    74,400   1,026,555       0.0%
    FUJIFILM Holdings Corp.                   1,327,000  44,545,517       0.5%
    Fukuoka Financial Group, Inc.             1,218,000   6,232,566       0.1%
#   Fukuyama Transporting Co., Ltd.              85,000     426,573       0.0%
#   Furukawa Electric Co., Ltd.                 633,000   1,117,183       0.0%
    Glory, Ltd.                                 169,400   4,365,348       0.1%
    Gunma Bank, Ltd. (The)                      650,397   4,058,785       0.0%
    H2O Retailing Corp.                         186,800   3,106,889       0.0%
    Hachijuni Bank, Ltd. (The)                  620,231   3,797,558       0.0%
    Hankyu Hanshin Holdings, Inc.             1,876,000  11,030,071       0.1%
    Higo Bank, Ltd. (The)                       282,000   1,605,186       0.0%
    Hiroshima Bank, Ltd. (The)                1,041,000   5,204,351       0.1%
    Hitachi Capital Corp.                        47,000   1,161,727       0.0%
    Hitachi Chemical Co., Ltd.                  234,500   4,133,174       0.0%
#   Hitachi Construction Machinery Co., Ltd.    322,800   6,602,672       0.1%
    Hitachi High-Technologies Corp.             139,900   4,273,874       0.1%
    Hitachi Transport System, Ltd.              105,000   1,389,526       0.0%
    Hokuhoku Financial Group, Inc.            2,147,000   4,313,066       0.1%
    Honda Motor Co., Ltd.                     2,621,200  83,797,746       0.9%
    House Foods Group, Inc.                     129,700   2,219,463       0.0%
    Ibiden Co., Ltd.                            438,700   6,594,526       0.1%
    Idemitsu Kosan Co., Ltd.                    326,596   6,316,243       0.1%
    Iida Group Holdings Co., Ltd.                82,400     915,642       0.0%
    Inpex Corp.                               1,335,200  17,077,794       0.2%
    Isetan Mitsukoshi Holdings, Ltd.            550,400   7,493,180       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    ITOCHU Corp.                                  3,608,800 $ 43,625,123       0.5%
    Iyo Bank, Ltd. (The)                            499,800    5,337,072       0.1%
    J Front Retailing Co., Ltd.                     842,300   11,210,884       0.1%
    JFE Holdings, Inc.                            1,259,700   24,992,406       0.3%
    Joyo Bank, Ltd. (The)                         1,376,000    7,368,011       0.1%
    JTEKT Corp.                                      49,900      802,550       0.0%
    JX Holdings, Inc.                             6,192,133   26,524,926       0.3%
#   K's Holdings Corp.                               77,800    2,148,624       0.0%
    Kagoshima Bank, Ltd. (The)                      358,143    2,322,599       0.0%
    Kajima Corp.                                  1,900,000    8,454,154       0.1%
    Kamigumi Co., Ltd.                              442,000    4,261,697       0.1%
    Kaneka Corp.                                    987,542    5,425,889       0.1%
    Kawasaki Kisen Kaisha, Ltd.                   3,451,000    7,862,704       0.1%
    Keiyo Bank, Ltd. (The)                          418,000    2,185,391       0.0%
    Kewpie Corp.                                     47,400      819,297       0.0%
    Kinden Corp.                                    207,000    2,121,133       0.0%
    Kirin Holdings Co., Ltd.                        341,000    4,420,998       0.1%
    Kobe Steel, Ltd.                             12,492,000   19,847,881       0.2%
    Konica Minolta, Inc.                          1,762,300   19,691,481       0.2%
    Kuraray Co., Ltd.                             1,109,700   12,889,232       0.1%
    Kurita Water Industries, Ltd.                    13,500      291,320       0.0%
    Kyocera Corp.                                   298,900   13,776,727       0.2%
    Kyocera Corp. Sponsored ADR                      25,197    1,168,889       0.0%
    Kyowa Hakko Kirin Co., Ltd.                     391,000    4,560,367       0.1%
    Lintec Corp.                                      5,100      106,480       0.0%
    LIXIL Group Corp.                               459,700   10,081,391       0.1%
    Maeda Road Construction Co., Ltd.                36,000      554,920       0.0%
    Marubeni Corp.                                3,990,000   25,653,493       0.3%
#   Marui Group Co., Ltd.                           386,642    3,267,598       0.0%
    Maruichi Steel Tube, Ltd.                        74,700    1,764,069       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.               5,000      145,410       0.0%
    Medipal Holdings Corp.                          366,300    4,060,133       0.0%
#   Mitsubishi Chemical Holdings Corp.            6,081,100   29,954,804       0.3%
    Mitsubishi Corp.                              1,096,800   21,506,438       0.2%
    Mitsubishi Gas Chemical Co., Inc.               609,000    3,643,757       0.0%
    Mitsubishi Logistics Corp.                       53,000      807,268       0.0%
    Mitsubishi Materials Corp.                    4,725,000   14,788,824       0.2%
    Mitsubishi Tanabe Pharma Corp.                  282,700    4,299,068       0.1%
    Mitsubishi UFJ Financial Group, Inc.         21,459,506  125,092,037       1.3%
    Mitsubishi UFJ Financial Group, Inc. ADR      4,781,372   28,114,467       0.3%
    Mitsui & Co., Ltd.                            1,339,800   20,229,721       0.2%
    Mitsui & Co., Ltd. Sponsored ADR                 11,723    3,579,032       0.0%
#*  Mitsui Chemicals, Inc.                        3,026,800    8,767,719       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.   1,309,000    2,845,723       0.0%
    Mitsui Mining & Smelting Co., Ltd.               69,030      183,107       0.0%
#   Mitsui OSK Lines, Ltd.                        3,362,000   10,621,752       0.1%
    Mizuho Financial Group, Inc.                 51,323,400   93,527,433       1.0%
    Mizuho Financial Group, Inc. ADR                205,757      761,301       0.0%
    MS&AD Insurance Group Holdings, Inc.            550,553   11,901,171       0.1%
    Nagase & Co., Ltd.                              235,889    3,055,415       0.0%
    Nanto Bank, Ltd. (The)                          202,000      810,932       0.0%
    NEC Corp.                                    10,559,101   37,340,942       0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
JAPAN -- (Continued)
    NH Foods, Ltd.                           429,536 $ 9,904,966       0.1%
    NHK Spring Co., Ltd.                     424,100   3,881,504       0.0%
#   Nikon Corp.                              715,400   9,802,170       0.1%
    Nippo Corp.                              142,000   2,595,574       0.0%
    Nippon Electric Glass Co., Ltd.          633,000   2,943,478       0.0%
    Nippon Express Co., Ltd.               3,154,238  13,875,367       0.2%
    Nippon Paper Industries Co., Ltd.        334,100   4,916,975       0.1%
    Nippon Shokubai Co., Ltd.                308,000   3,691,851       0.0%
    Nippon Steel & Sumitomo Metal Corp.   19,063,940  50,306,760       0.5%
#   Nippon Yusen K.K.                      6,981,000  18,098,655       0.2%
    Nishi-Nippon City Bank, Ltd. (The)     1,412,569   3,872,161       0.0%
    Nissan Motor Co., Ltd.                 5,844,900  53,315,418       0.6%
    Nisshin Seifun Group, Inc.               424,318   4,290,714       0.1%
    Nisshinbo Holdings, Inc.                 305,000   2,518,828       0.0%
    NOK Corp.                                249,120   6,311,319       0.1%
    Nomura Holdings, Inc.                    605,400   3,781,562       0.0%
    Nomura Real Estate Holdings, Inc.        149,600   2,644,013       0.0%
    NTN Corp.                              1,550,000   6,701,844       0.1%
    NTT DOCOMO, Inc.                       3,091,700  52,144,249       0.6%
#   NTT DOCOMO, Inc. Sponsored ADR             6,118     103,211       0.0%
    Obayashi Corp.                           847,682   5,817,347       0.1%
    Oji Holdings Corp.                     3,347,000  12,101,217       0.1%
    Onward Holdings Co., Ltd.                 60,000     368,687       0.0%
    Otsuka Holdings Co., Ltd.                156,400   5,486,206       0.1%
#   Pola Orbis Holdings, Inc.                  9,700     398,356       0.0%
    Rengo Co., Ltd.                          152,000     669,112       0.0%
    Resona Holdings, Inc.                  3,227,600  18,461,180       0.2%
    Ricoh Co., Ltd.                        3,203,000  33,078,501       0.4%
    Rohm Co., Ltd.                           233,700  14,225,501       0.2%
    Sankyo Co., Ltd.                          82,500   3,002,259       0.0%
    SBI Holdings, Inc.                       311,800   3,595,534       0.0%
    Seino Holdings Co., Ltd.                 315,000   2,469,854       0.0%
    Sekisui Chemical Co., Ltd.               125,000   1,557,921       0.0%
    Sekisui House, Ltd.                    2,223,400  27,647,728       0.3%
    Shiga Bank, Ltd. (The)                   451,185   2,526,973       0.0%
    Shizuoka Bank, Ltd. (The)              1,051,000  10,859,740       0.1%
    Showa Denko K.K.                       5,686,000   7,524,476       0.1%
#   Showa Shell Sekiyu K.K.                   80,300     688,999       0.0%
    SKY Perfect JSAT Holdings, Inc.          524,100   3,217,342       0.0%
    Sohgo Security Services Co., Ltd.         37,300     872,281       0.0%
    Sojitz Corp.                           1,906,800   2,842,322       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.     421,300  10,608,585       0.1%
    Sony Corp.                               975,200  19,253,680       0.2%
#   Sony Corp. Sponsored ADR               1,801,665  35,709,000       0.4%
    Sumitomo Bakelite Co., Ltd.              122,000     480,122       0.0%
    Sumitomo Chemical Co., Ltd.            6,715,000  23,035,379       0.3%
    Sumitomo Corp.                           852,600   9,096,999       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.        9,700     114,421       0.0%
    Sumitomo Electric Industries, Ltd.     2,606,700  35,629,914       0.4%
    Sumitomo Forestry Co., Ltd.              466,900   4,906,176       0.1%
    Sumitomo Heavy Industries, Ltd.        1,646,000   9,024,081       0.1%
#   Sumitomo Metal Mining Co., Ltd.          794,000  11,014,775       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Financial Group, Inc.     2,678,800 $  109,249,245       1.2%
    Sumitomo Mitsui Trust Holdings, Inc.      4,011,629     16,378,361       0.2%
    Sumitomo Osaka Cement Co., Ltd.             196,000        612,698       0.0%
    Sumitomo Rubber Industries, Ltd.            417,600      5,771,665       0.1%
    Suzuken Co., Ltd.                           119,500      3,203,894       0.0%
    Suzuki Motor Corp.                          774,300     25,953,368       0.3%
    T&D Holdings, Inc.                        1,931,200     24,876,716       0.3%
    Taisho Pharmaceutical Holdings Co., Ltd.     49,199      3,453,208       0.0%
#   Taiyo Nippon Sanso Corp.                     28,000        252,086       0.0%
    Takashimaya Co., Ltd.                       735,634      6,266,554       0.1%
#   Takata Corp.                                 13,200        172,497       0.0%
    TDK Corp.                                   530,100     30,089,591       0.3%
    Teijin, Ltd.                              3,846,450      9,403,801       0.1%
    Toho Holdings Co., Ltd.                      12,800        167,454       0.0%
    Tokai Rika Co., Ltd.                        153,200      2,917,895       0.0%
    Tokio Marine Holdings, Inc.                 651,100     20,879,550       0.2%
    Tokyo Broadcasting System Holdings, Inc.     85,300        945,666       0.0%
    Toppan Printing Co., Ltd.                 1,032,000      7,021,963       0.1%
    Toshiba TEC Corp.                            36,000        254,046       0.0%
    Tosoh Corp.                               1,671,000      7,266,476       0.1%
    Toyo Seikan Group Holdings, Ltd.            284,849      3,454,271       0.0%
    Toyobo Co., Ltd.                            664,000        955,755       0.0%
    Toyoda Gosei Co., Ltd.                      186,900      3,590,685       0.0%
#   Toyota Boshoku Corp.                        125,900      1,429,797       0.0%
#   Toyota Tsusho Corp.                         871,600     21,977,476       0.2%
    Ube Industries, Ltd.                      3,078,000      4,765,712       0.1%
    UNY Group Holdings Co., Ltd.                 95,150        504,431       0.0%
    Ushio, Inc.                                  44,200        463,868       0.0%
    Wacoal Holdings Corp.                       179,000      1,864,059       0.0%
#   Yamada Denki Co., Ltd.                    1,608,100      5,154,963       0.1%
    Yamaguchi Financial Group, Inc.             520,148      4,967,884       0.1%
    Yamaha Corp.                                423,000      5,798,038       0.1%
#   Yamato Kogyo Co., Ltd.                       62,200      2,014,967       0.0%
#   Yamazaki Baking Co., Ltd.                   302,000      3,733,512       0.0%
#   Yokohama Rubber Co., Ltd. (The)             406,000      3,685,482       0.0%
                                                        --------------      ----
TOTAL JAPAN                                              2,063,513,740      22.1%
                                                        --------------      ----
NETHERLANDS -- (3.2%)
    Aegon NV                                  2,915,542     23,762,974       0.3%
#   Akzo Nobel NV                               186,492     12,436,499       0.1%
#   ArcelorMittal(B03XPL1)                    3,429,001     45,043,952       0.5%
#   ArcelorMittal(B295F26)                      638,488      8,402,502       0.1%
*   ING Groep NV                              6,479,202     92,784,515       1.0%
#*  ING Groep NV Sponsored ADR                1,297,167     18,575,432       0.2%
    Koninklijke Ahold NV                      1,258,998     21,086,488       0.2%
    Koninklijke Boskalis Westminster NV         170,874      9,116,187       0.1%
    Koninklijke DSM NV                          631,832     39,589,314       0.4%
    Koninklijke KPN NV                        3,251,631     10,703,498       0.1%
    Koninklijke Philips NV                    1,159,088     32,405,647       0.4%
    TNT Express NV                               72,118        419,186       0.0%
                                                        --------------      ----
TOTAL NETHERLANDS                                          314,326,194       3.4%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.     625,095 $  1,889,779       0.0%
    Contact Energy, Ltd.                   1,292,916    6,272,201       0.1%
    Fletcher Building, Ltd.                  179,799    1,212,730       0.0%
                                                     ------------       ---
TOTAL NEW ZEALAND                                       9,374,710       0.1%
                                                     ------------       ---
NORWAY -- (0.8%)
    Aker ASA Class A                          68,150    1,662,323       0.0%
    DNB ASA                                1,598,655   29,370,899       0.3%
    Norsk Hydro ASA                        2,643,582   14,801,197       0.2%
#   Norsk Hydro ASA Sponsored ADR             59,900      339,633       0.0%
    Orkla ASA                                361,613    2,764,905       0.0%
#   Seadrill, Ltd.                           194,962    4,484,126       0.1%
    Statoil ASA                               41,372      946,816       0.0%
    Statoil ASA Sponsored ADR                 14,982      343,837       0.0%
    Stolt-Nielsen, Ltd.                        2,740       49,369       0.0%
*   Storebrand ASA                           850,351    4,360,093       0.0%
    Subsea 7 SA                              616,297    6,632,207       0.1%
    Yara International ASA                   239,269   10,987,554       0.1%
                                                     ------------       ---
TOTAL NORWAY                                           76,742,959       0.8%
                                                     ------------       ---
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA           4,058,501      458,719       0.0%
*   Banco Espirito Santo SA                2,631,973           --       0.0%
    EDP Renovaveis SA                        525,282    3,415,196       0.0%
                                                     ------------       ---
TOTAL PORTUGAL                                          3,873,915       0.0%
                                                     ------------       ---
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                       5,923,000   14,623,388       0.2%
    City Developments, Ltd.                  464,000    3,415,004       0.0%
    DBS Group Holdings, Ltd.               2,067,587   29,743,096       0.3%
    Golden Agri-Resources, Ltd.           15,835,000    6,417,150       0.1%
    GuocoLand, Ltd.                            9,000       13,365       0.0%
#   Hutchison Port Holdings Trust          8,077,000    5,453,663       0.1%
    Keppel Land, Ltd.                      1,713,000    4,457,420       0.0%
#*  Neptune Orient Lines, Ltd.             1,388,004      902,894       0.0%
    Noble Group, Ltd.                     10,011,000    9,318,817       0.1%
#   OUE, Ltd.                                405,000      665,832       0.0%
    Singapore Airlines, Ltd.               2,355,600   18,153,746       0.2%
    United Industrial Corp., Ltd.          2,036,366    5,298,151       0.1%
    UOL Group, Ltd.                        1,001,864    5,032,113       0.1%
    Venture Corp., Ltd.                      319,000    1,921,465       0.0%
    Wheelock Properties Singapore, Ltd.      861,000    1,208,238       0.0%
    Wilmar International, Ltd.             4,154,000   10,354,631       0.1%
                                                     ------------       ---
TOTAL SINGAPORE                                       116,978,973       1.3%
                                                     ------------       ---
SPAIN -- (2.4%)
*   Acciona SA                               101,533    7,095,988       0.1%
#   Banco de Sabadell SA                  13,625,393   39,394,013       0.4%
    Banco Popular Espanol SA               3,581,913   20,575,259       0.2%
    Banco Santander SA                     3,405,732   30,091,424       0.3%
#   Banco Santander SA Sponsored ADR         727,676    6,381,719       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
SPAIN -- (Continued)
    CaixaBank SA                                    2,057,650 $ 11,245,475       0.1%
    Iberdrola SA                                   11,714,112   82,923,213       0.9%
    Mapfre SA                                       1,691,013    5,798,574       0.1%
    Repsol SA                                       1,490,932   33,320,804       0.3%
                                                              ------------       ---
TOTAL SPAIN                                                    236,826,469       2.5%
                                                              ------------       ---
SWEDEN -- (3.0%)
    Boliden AB                                        848,808   14,028,557       0.2%
#   Holmen AB Class A                                   5,131      168,159       0.0%
    ICA Gruppen AB                                      2,667      106,788       0.0%
    Meda AB Class A                                   280,396    3,672,090       0.0%
    Nordea Bank AB                                  3,823,977   49,183,048       0.5%
    Skandinaviska Enskilda Banken AB Class A        3,481,813   44,721,326       0.5%
#   Skandinaviska Enskilda Banken AB Class C           17,902      220,244       0.0%
#*  SSAB AB Class A                                    98,114      711,960       0.0%
*   SSAB AB Class B                                    11,133       71,301       0.0%
    Svenska Cellulosa AB Class A                       66,476    1,493,485       0.0%
    Svenska Cellulosa AB Class B                    1,954,836   43,800,996       0.5%
    Svenska Handelsbanken AB Class A                  336,374   16,080,422       0.2%
    Svenska Handelsbanken AB Class B                      252       11,576       0.0%
    Swedbank AB Class A                               674,237   17,867,734       0.2%
    Tele2 AB Class B                                  567,085    7,205,153       0.1%
    Telefonaktiebolaget LM Ericsson Class A            28,098      312,970       0.0%
    Telefonaktiebolaget LM Ericsson Class B         4,879,427   57,657,241       0.6%
#   Telefonaktiebolaget LM Ericsson Sponsored ADR     952,162   11,273,598       0.1%
    TeliaSonera AB                                  3,717,354   25,741,810       0.3%
                                                              ------------       ---
TOTAL SWEDEN                                                   294,328,458       3.2%
                                                              ------------       ---
SWITZERLAND -- (9.9%)
    ABB, Ltd.                                       3,170,149   69,548,848       0.7%
#   ABB, Ltd. Sponsored ADR                            98,484    2,160,739       0.0%
    Adecco SA                                         533,056   36,131,392       0.4%
    Alpiq Holding AG                                      957       96,283       0.0%
    Aryzta AG                                         235,226   20,065,140       0.2%
    Baloise Holding AG                                200,163   25,197,475       0.3%
    Banque Cantonale Vaudoise                             468      250,652       0.0%
    Cie Financiere Richemont SA                       359,310   30,294,784       0.3%
    Clariant AG                                       858,961   14,982,884       0.2%
    Credit Suisse Group AG                            345,028    9,192,856       0.1%
#   Credit Suisse Group AG Sponsored ADR              849,993   22,643,814       0.2%
    Givaudan SA                                         5,469    9,133,078       0.1%
    Holcim, Ltd.                                      887,877   63,016,649       0.7%
    Julius Baer Group, Ltd.                           145,910    6,396,362       0.1%
    Lonza Group AG                                    144,300   15,899,915       0.2%
    Novartis AG                                     2,434,443  225,923,258       2.4%
    Novartis AG ADR                                   681,571   63,174,816       0.7%
    Sulzer AG                                          50,596    5,766,879       0.1%
    Swatch Group AG (The)                              44,280    3,746,204       0.0%
    Swiss Life Holding AG                              80,079   18,373,383       0.2%
    Swiss Re AG                                     1,547,148  125,103,648       1.3%
    Syngenta AG                                        57,562   17,801,470       0.2%
    UBS AG(B18YFJ4)                                 4,344,251   75,538,418       0.8%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    UBS AG(H89231338)                                     505,823 $    8,791,204       0.1%
    Zurich Insurance Group AG                             333,311    100,869,393       1.1%
                                                                  --------------      ----
TOTAL SWITZERLAND                                                    970,099,544      10.4%
                                                                  --------------      ----
UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C.                               3,310,475     69,895,879       0.7%
    Barclays P.L.C.                                     6,193,091     23,818,123       0.3%
#   Barclays P.L.C. Sponsored ADR                       5,060,358     77,929,513       0.8%
    Barratt Developments P.L.C.                           917,814      6,169,892       0.1%
    BP P.L.C.                                           1,912,816     13,762,522       0.1%
    BP P.L.C. Sponsored ADR                             7,387,909    321,078,524       3.4%
    Carnival P.L.C.                                       658,867     26,272,935       0.3%
    Carnival P.L.C. ADR                                   229,328      9,136,428       0.1%
    Friends Life Group, Ltd.                            3,422,696     17,750,179       0.2%
    Glencore P.L.C.                                     9,442,477     48,445,899       0.5%
    HSBC Holdings P.L.C.                                9,197,250     93,769,306       1.0%
    HSBC Holdings P.L.C. Sponsored ADR                  2,089,967    106,630,116       1.1%
    Investec P.L.C.                                     1,195,168     10,959,062       0.1%
#   J Sainsbury P.L.C.                                  5,377,115     21,183,468       0.2%
    Kingfisher P.L.C.                                   7,842,790     37,994,116       0.4%
*   Lloyds Banking Group P.L.C.                        34,635,010     42,770,387       0.5%
*   Lloyds Banking Group P.L.C. ADR                     1,528,251      7,518,995       0.1%
    Old Mutual P.L.C.                                   9,672,569     30,038,893       0.3%
    Pearson P.L.C. Sponsored ADR                        1,179,255     22,111,031       0.2%
*   Royal Bank of Scotland Group P.L.C.                 3,847,507     23,922,065       0.3%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR     400,166      4,974,063       0.1%
#   Royal Dutch Shell P.L.C. ADR(780259107)             3,323,210    248,144,091       2.7%
    Royal Dutch Shell P.L.C. ADR(780259206)               755,142     54,211,644       0.6%
    Royal Dutch Shell P.L.C. Class A                      578,802     20,675,822       0.2%
    Royal Dutch Shell P.L.C. Class B                      255,146      9,426,478       0.1%
*   RSA Insurance Group P.L.C.                          1,362,966     10,546,159       0.1%
    Standard Chartered P.L.C.                           4,120,837     62,029,541       0.7%
    Vedanta Resources P.L.C.                              189,404      2,499,404       0.0%
    Vodafone Group P.L.C.                              27,417,470     91,175,542       1.0%
    Vodafone Group P.L.C. Sponsored ADR                 2,196,216     72,958,305       0.8%
#   WM Morrison Supermarkets P.L.C.                     8,127,143     20,178,805       0.2%
                                                                  --------------      ----
TOTAL UNITED KINGDOM                                               1,607,977,187      17.2%
                                                                  --------------      ----
TOTAL COMMON STOCKS                                                9,265,760,431      99.2%
                                                                  --------------      ----

PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Porsche Automobil Holding SE                          254,382     20,887,882       0.2%
                                                                  --------------      ----

RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*   Peugeot SA Warrants 04/29/17                          159,012        241,112       0.0%
                                                                  --------------      ----

SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/03/14                  3,405,731        648,719       0.0%
                                                                  --------------      ----
TOTAL RIGHTS/WARRANTS                                                    889,831       0.0%
                                                                  --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund                                    46,617,671 $  539,366,448        5.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $8,769,870,982)                                $9,826,904,592      105.2%
                                                                                   ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               --------------- -------------- ------- --------------
Common Stocks
 Australia                     $    18,343,012 $  555,433,184   --    $  573,776,196
 Austria                                    --     13,688,459   --        13,688,459
 Belgium                             3,605,664    111,936,796   --       115,542,460
 Canada                            766,135,100             --   --       766,135,100
 China                                      --         30,085   --            30,085
 Denmark                                    --    134,026,860   --       134,026,860
 Finland                             1,844,352     72,294,397   --        74,138,749
 France                              4,069,567    781,290,694   --       785,360,261
 Germany                            60,551,498    555,314,126   --       615,865,624
 Hong Kong                                  --    266,680,548   --       266,680,548
 Ireland                             4,822,991     17,365,455   --        22,188,446
 Israel                                752,406     30,124,828   --        30,877,234
 Italy                              21,181,850    152,226,410   --       173,408,260
 Japan                              69,435,900  1,994,077,840   --     2,063,513,740
 Netherlands                        26,977,934    287,348,260   --       314,326,194
 New Zealand                                --      9,374,710   --         9,374,710
 Norway                              5,167,596     71,575,363   --        76,742,959
 Portugal                                   --      3,873,915   --         3,873,915
 Singapore                                  --    116,978,973   --       116,978,973
 Spain                               6,381,719    230,444,750   --       236,826,469
 Sweden                             11,273,598    283,054,860   --       294,328,458
 Switzerland                        96,770,573    873,328,971   --       970,099,544
 United Kingdom                    924,692,710    683,284,477   --     1,607,977,187
Preferred Stocks
 Germany                                    --     20,887,882   --        20,887,882
Rights/Warrants
 France                                     --        241,112   --           241,112
 Spain                                      --        648,719   --           648,719
Securities Lending Collateral               --    539,366,448   --       539,366,448
                               --------------- --------------   --    --------------
TOTAL                          $2,022,006,470  $7,804,898,122   --    $9,826,904,592
                               =============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                       --------- ---------- ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (17.9%)
#   Accordia Golf Co., Ltd.              306,889 $3,233,490       0.1%
#   Adastria Holdings Co., Ltd.           93,820  2,086,985       0.1%
#   Aeon Fantasy Co., Ltd.                57,832    750,890       0.0%
#*  AGORA Hospitality Group Co., Ltd.    427,000    177,575       0.0%
    Ahresty Corp.                        127,000    712,280       0.0%
*   Aigan Co., Ltd.                       95,200    222,525       0.0%
    Aisan Industry Co., Ltd.             184,400  1,478,636       0.1%
#   Akebono Brake Industry Co., Ltd.     403,400  1,572,409       0.1%
#   Alpen Co., Ltd.                      112,500  1,736,466       0.1%
    Alpha Corp.                           30,400    293,429       0.0%
    Alpine Electronics, Inc.             272,000  4,642,893       0.2%
    Amiyaki Tei Co., Ltd.                 24,500    875,119       0.0%
    Amuse, Inc.                           22,299    642,190       0.0%
*   Anrakutei Co., Ltd.                   22,000     79,327       0.0%
    AOI Pro, Inc.                         39,200    242,654       0.0%
    AOKI Holdings, Inc.                  276,200  3,097,939       0.1%
    Aoyama Trading Co., Ltd.             315,900  7,513,669       0.3%
    Arata Corp.                           91,000    272,069       0.0%
    Arcland Sakamoto Co., Ltd.            84,500  1,883,769       0.1%
    Asahi Broadcasting Corp.              21,200    143,280       0.0%
#   Asahi Co., Ltd.                       95,000  1,056,289       0.1%
#   Asatsu-DK, Inc.                      199,100  5,024,611       0.2%
#*  Ashimori Industry Co., Ltd.          319,000    562,038       0.0%
#   ASKUL Corp.                           46,600    968,359       0.1%
#   Atom Corp.                           135,300    739,383       0.0%
    Atsugi Co., Ltd.                     765,000    784,853       0.0%
    Autobacs Seven Co., Ltd.             419,100  6,148,121       0.3%
#   Avex Group Holdings, Inc.            234,300  3,480,180       0.2%
    Belluna Co., Ltd.                    214,500    959,229       0.0%
    Best Denki Co., Ltd.                 396,500    481,767       0.0%
#   Bic Camera, Inc.                     497,600  4,362,857       0.2%
    Bookoff Corp.                         58,000    435,682       0.0%
#   BRONCO BILLY Co., Ltd.                13,900    383,290       0.0%
    Calsonic Kansei Corp.                990,000  5,481,082       0.2%
#   Can Do Co., Ltd.                      65,300    962,800       0.1%
    Central Sports Co., Ltd.              27,700    440,270       0.0%
    CHIMNEY Co., Ltd.                     19,600    384,734       0.0%
#   Chiyoda Co., Ltd.                    152,300  3,013,390       0.1%
    Chofu Seisakusho Co., Ltd.            86,200  2,598,779       0.1%
#   Chori Co., Ltd.                       73,900  1,086,230       0.1%
    Chuo Spring Co., Ltd.                202,000    595,057       0.0%
#*  Clarion Co., Ltd.                    767,000  2,524,094       0.1%
    Cleanup Corp.                        133,500  1,172,554       0.1%
#   Colowide Co., Ltd.                   351,000  4,205,885       0.2%
#   COOKPAD, Inc.                         88,100  2,875,381       0.1%
    Corona Corp.                          82,400    857,718       0.0%
#   Cross Plus, Inc.                      22,000    157,578       0.0%
#   DA Consortium, Inc.                  143,200    595,734       0.0%
    Daido Metal Co., Ltd.                190,000  2,232,435       0.1%
#   Daidoh, Ltd.                         130,000    594,524       0.0%
#*  Daiei, Inc. (The)                  1,408,000  1,602,843       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.                174,000 $4,391,143       0.2%
    Daikoku Denki Co., Ltd.                44,700    735,659       0.0%
    Daimaruenawin Co., Ltd.                   400      2,633       0.0%
#   Dainichi Co., Ltd.                     49,300    344,238       0.0%
#   Daisyo Corp.                           54,300    656,118       0.0%
    DCM Holdings Co., Ltd.                537,400  3,600,220       0.2%
#   Descente, Ltd.                        244,000  2,280,801       0.1%
    Doshisha Co., Ltd.                    140,100  2,316,841       0.1%
    Doutor Nichires Holdings Co., Ltd.    174,386  2,597,882       0.1%
    Dunlop Sports Co., Ltd.                77,500    907,478       0.0%
    Dynic Corp.                           174,000    278,486       0.0%
    Eagle Industry Co., Ltd.              150,900  2,894,359       0.1%
#   EDION Corp.                           528,800  3,772,846       0.2%
    Exedy Corp.                           185,100  4,678,828       0.2%
    F T Communications Co., Ltd.            7,300    152,377       0.0%
    F-Tech, Inc.                           26,900    291,250       0.0%
#   FCC Co., Ltd.                         200,100  3,405,467       0.1%
#   Fields Corp.                           88,200  1,154,859       0.1%
    Fine Sinter Co., Ltd.                  49,000    144,391       0.0%
#   First Juken Co., Ltd.                   8,900     99,875       0.0%
#   Foster Electric Co., Ltd.             129,400  2,050,046       0.1%
#   France Bed Holdings Co., Ltd.         702,000  1,157,845       0.1%
#   Fuji Co., Ltd.                        109,800  2,161,222       0.1%
#   Fuji Corp., Ltd.                      132,700    754,542       0.0%
    Fuji Kiko Co., Ltd.                   148,000    736,993       0.0%
#   Fuji Kyuko Co., Ltd.                  139,000  1,444,430       0.1%
    Fuji Oozx, Inc.                         6,000     25,200       0.0%
#   Fujibo Holdings, Inc.                 763,000  2,114,771       0.1%
#   Fujikura Rubber, Ltd.                  44,200    318,811       0.0%
    Fujishoji Co., Ltd.                    21,300    246,503       0.0%
#   Fujita Kanko, Inc.                     88,000    309,252       0.0%
#   Fujitsu General, Ltd.                 378,000  4,731,958       0.2%
    FuKoKu Co., Ltd.                       36,400    403,188       0.0%
#   Funai Electric Co., Ltd.               41,000    367,694       0.0%
#   Furukawa Battery Co., Ltd. (The)       98,000    820,635       0.0%
    Futaba Industrial Co., Ltd.           321,600  1,793,089       0.1%
    G-7 Holdings, Inc.                     29,200    240,376       0.0%
#   G-Tekt Corp.                           94,000    937,589       0.0%
#   Gakken Holdings Co., Ltd.             322,000    731,009       0.0%
    Genki Sushi Co., Ltd.                  31,200    543,348       0.0%
#   Geo Holdings Corp.                    197,800  1,746,575       0.1%
#   GLOBERIDE, Inc.                       641,000    868,686       0.0%
    Goldwin, Inc.                         188,000  1,056,451       0.1%
    Gourmet Kineya Co., Ltd.               87,000    683,400       0.0%
#   GSI Creos Corp.                       345,000    451,273       0.0%
    Gulliver International Co., Ltd.      392,700  3,428,528       0.1%
    Gunze, Ltd.                         1,111,000  3,091,959       0.1%
#   H-One Co., Ltd.                        69,500    425,423       0.0%
    H2O Retailing Corp.                   442,605  7,361,480       0.3%
#   Hagihara Industries, Inc.              22,700    331,260       0.0%
    Hakuyosha Co., Ltd.                    65,000    144,318       0.0%
#   Happinet Corp.                         96,500  1,655,211       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                       --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Hard Off Corp. Co., Ltd.                              51,000 $  415,099       0.0%
    Haruyama Trading Co., Ltd.                            47,900    303,555       0.0%
    Heiwa Corp.                                           57,400  1,175,343       0.1%
    HI-LEX Corp.                                          57,600  1,500,433       0.1%
#   Hiday Hidaka Corp.                                    60,564  1,753,189       0.1%
#   Higashi Nihon House Co., Ltd.                        226,700    960,838       0.1%
#   Himaraya Co., Ltd.                                    35,900    309,735       0.0%
#   Hiramatsu, Inc.                                      158,800    878,638       0.0%
#   HIS Co., Ltd.                                        211,100  5,483,943       0.2%
#   Honeys Co., Ltd.                                     102,940    962,419       0.1%
#   Hoosiers Holdings Co., Ltd.                          162,500    777,213       0.0%
#   Ichibanya Co., Ltd.                                   47,900  2,252,684       0.1%
#   Ichikoh Industries, Ltd.                             294,000    673,145       0.0%
*   IJT Technology Holdings Co., Ltd.                    128,280    565,007       0.0%
#   Ikyu Corp.                                           106,000  1,442,599       0.1%
#   Imasen Electric Industrial                            85,400  1,450,615       0.1%
#   Imperial Hotel, Ltd.                                  14,200    307,046       0.0%
    Intage Holdings, Inc.                                 82,200  1,024,726       0.1%
*   Izuhakone Railway Co., Ltd.                              300         --       0.0%
*   Izutsuya Co., Ltd.                                   555,000    316,440       0.0%
#*  Janome Sewing Machine Co., Ltd.                    1,041,000  1,615,484       0.1%
    Japan Vilene Co., Ltd.                               162,000    899,611       0.0%
    Japan Wool Textile Co., Ltd. (The)                   342,000  2,314,150       0.1%
#   Jin Co., Ltd.                                         79,400  1,730,435       0.1%
#   Joban Kosan Co., Ltd.                                333,000    441,965       0.0%
    Joshin Denki Co., Ltd.                               209,000  1,904,201       0.1%
#   JP-Holdings, Inc.                                    301,300  1,118,586       0.1%
#*  JVC Kenwood Corp.                                    918,530  1,756,082       0.1%
#   K's Holdings Corp.                                   116,800  3,225,698       0.1%
#*  Kadokawa Dwango Corp.                                253,333  4,646,036       0.2%
    Kasai Kogyo Co., Ltd.                                141,000  1,246,955       0.1%
#   Kawai Musical Instruments Manufacturing Co., Ltd.     45,400    853,767       0.0%
    Keihin Corp.                                         262,800  3,320,219       0.1%
#   Keiyo Co., Ltd.                                      181,300    825,801       0.0%
#   KFC Holdings Japan, Ltd.                              77,000  1,467,257       0.1%
#*  Kintetsu Department Store Co., Ltd.                  116,000    331,302       0.0%
#   Kinugawa Rubber Industrial Co., Ltd.                 285,000  1,208,028       0.1%
    Kitamura Co., Ltd.                                     2,000     12,263       0.0%
*   KNT-CT Holdings Co., Ltd.                            619,000    939,451       0.0%
#   Kohnan Shoji Co., Ltd.                               194,000  2,226,077       0.1%
#   Kojima Co., Ltd.                                     154,700    420,883       0.0%
    Komatsu Seiren Co., Ltd.                             138,300    693,037       0.0%
    Komeri Co., Ltd.                                     197,000  4,428,467       0.2%
#   Konaka Co., Ltd.                                     126,060    717,956       0.0%
#   Koshidaka Holdings Co., Ltd.                          43,400    741,094       0.0%
    Kourakuen Corp.                                        9,300    117,781       0.0%
#   KU Holdings Co., Ltd.                                136,400    730,564       0.0%
    Kura Corp.                                            68,600  1,859,869       0.1%
    Kurabo Industries, Ltd.                            1,301,000  2,163,224       0.1%
#   Kuraudia Co., Ltd.                                     5,700     64,610       0.0%
#   KYB Co., Ltd.                                      1,144,000  4,926,064       0.2%
#   Kyoritsu Maintenance Co., Ltd.                        61,060  2,457,234       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Kyoto Kimono Yuzen Co., Ltd.              67,000 $  603,723       0.0%
    LEC, Inc.                                 42,800    442,166       0.0%
#   Look, Inc.                               235,000    499,415       0.0%
#   Mamiya-Op Co., Ltd.                      331,000    599,864       0.0%
#   Marche Corp.                              23,000    177,709       0.0%
#   Mars Engineering Corp.                    50,500    917,408       0.0%
*   Maruei Department Store Co., Ltd.         17,000     21,936       0.0%
#*  Maruzen CHI Holdings Co., Ltd.            29,800    102,122       0.0%
    Matsuya Foods Co., Ltd.                   48,200    925,419       0.0%
#   Meiko Network Japan Co., Ltd.            119,100  1,339,232       0.1%
    Meiwa Estate Co., Ltd.                    56,900    269,254       0.0%
    Mikuni Corp.                             112,000    426,417       0.0%
    Misawa Homes Co., Ltd.                   162,300  1,487,772       0.1%
    Mitsuba Corp.                            211,890  3,372,536       0.1%
    Mitsui Home Co., Ltd.                    170,000    744,783       0.0%
#   Mizuno Corp.                             577,000  2,890,881       0.1%
    Monogatari Corp. (The)                    25,400    821,202       0.0%
    MOS Food Services, Inc.                    1,900     37,073       0.0%
    Mr Max Corp.                             119,000    330,137       0.0%
    Murakami Corp.                            11,000    144,923       0.0%
#   Musashi Seimitsu Industry Co., Ltd.      132,600  2,603,178       0.1%
    Nafco Co., Ltd.                           34,300    464,212       0.0%
#   Nagawa Co., Ltd.                           8,900    198,167       0.0%
#*  Naigai Co., Ltd.                       1,450,000    783,398       0.0%
    Nakayamafuku Co., Ltd.                     9,500     69,398       0.0%
#   Next Co., Ltd.                           132,800    754,887       0.0%
#   Nexyz Corp.                               11,900     69,929       0.0%
    Nice Holdings, Inc.                      460,000    875,792       0.0%
    Nifco, Inc.                              295,500  9,363,392       0.4%
    Nihon Eslead Corp.                        18,300    167,489       0.0%
#   Nihon Plast Co., Ltd.                      4,700     32,998       0.0%
    Nihon Tokushu Toryo Co., Ltd.             56,000    351,664       0.0%
    Nippon Felt Co., Ltd.                     58,200    247,908       0.0%
    Nippon Piston Ring Co., Ltd.             500,000  1,068,653       0.1%
    Nippon Seiki Co., Ltd.                   224,400  4,780,415       0.2%
    Nishikawa Rubber Co., Ltd.                15,000    259,105       0.0%
    Nishimatsuya Chain Co., Ltd.             307,700  2,781,548       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.    236,000    595,749       0.0%
#   Nissei Build Kogyo Co., Ltd.             339,000    880,552       0.0%
*   Nissen Holdings Co., Ltd.                 22,800     72,794       0.0%
    Nissin Kogyo Co., Ltd.                   227,200  3,511,458       0.2%
    Nittan Valve Co., Ltd.                    82,800    235,685       0.0%
    Ohashi Technica, Inc.                     28,700    328,875       0.0%
#   Ohsho Food Service Corp.                  71,000  2,564,616       0.1%
    Onward Holdings Co., Ltd.                757,000  4,651,606       0.2%
#   OPT, Inc.                                 81,500    557,559       0.0%
    Otsuka Kagu, Ltd.                         39,700    411,347       0.0%
    Pacific Industrial Co., Ltd.             226,500  1,716,305       0.1%
#   Pal Co., Ltd.                             68,400  2,057,079       0.1%
    Paltac Corp.                             197,334  2,404,582       0.1%
#   PanaHome Corp.                           481,200  3,220,249       0.1%
    Parco Co., Ltd.                          113,200    921,252       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Paris Miki Holdings, Inc.                155,600 $  691,651       0.0%
    PIA Corp.                                  1,300     21,993       0.0%
    Piolax, Inc.                              57,900  2,561,694       0.1%
#*  Pioneer Corp.                          1,922,600  5,044,160       0.2%
    Plenus Co., Ltd.                         132,400  2,381,505       0.1%
#   Press Kogyo Co., Ltd.                    590,000  2,356,884       0.1%
#   Pressance Corp.                           39,800  1,118,524       0.1%
    Proto Corp.                               63,300    871,449       0.0%
    Renaissance, Inc.                         50,100    436,812       0.0%
#*  Renown, Inc.                             336,200    337,994       0.0%
#   Resort Solution Co., Ltd.                180,000    387,947       0.0%
#   Resorttrust, Inc.                        291,116  7,018,444       0.3%
    Rhythm Watch Co., Ltd.                   595,000    830,722       0.0%
#   Riberesute Corp.                          14,500     87,870       0.0%
#   Right On Co., Ltd.                        89,925    586,551       0.0%
    Riken Corp.                              518,000  2,031,266       0.1%
    Ringer Hut Co., Ltd.                      56,800    877,451       0.0%
    Round One Corp.                          446,000  2,690,698       0.1%
    Royal Holdings Co., Ltd.                 176,200  2,813,386       0.1%
    Sac's Bar Holdings, Inc.                  73,550  1,060,058       0.1%
#   Saizeriya Co., Ltd.                      187,200  2,770,221       0.1%
#   Sakai Ovex Co., Ltd.                     350,000    505,969       0.0%
    San Holdings, Inc.                        14,000    196,555       0.0%
    Sanden Corp.                             693,000  3,996,692       0.2%
    Sanei Architecture Planning Co., Ltd.     43,300    351,421       0.0%
#   Sangetsu Co., Ltd.                       175,725  4,449,991       0.2%
#   Sanko Marketing Foods Co., Ltd.           30,400    248,182       0.0%
    Sankyo Seiko Co., Ltd.                   188,700    701,428       0.0%
    Sanoh Industrial Co., Ltd.               140,500    914,104       0.0%
#   Sanyo Electric Railway Co., Ltd.         142,000    586,535       0.0%
    Sanyo Housing Nagoya Co., Ltd.            38,600    425,401       0.0%
    Sanyo Shokai, Ltd.                       678,000  1,647,128       0.1%
#   Sato Restaurant Systems Co., Ltd.         41,400    316,199       0.0%
#   Scroll Corp.                             157,200    360,279       0.0%
#   Seiko Holdings Corp.                     954,407  4,756,319       0.2%
#   Seiren Co., Ltd.                         296,700  2,590,948       0.1%
#   Senshukai Co., Ltd.                      185,200  1,486,522       0.1%
#*  Septeni Holdings Co., Ltd.                58,100    612,625       0.0%
#   Seria Co., Ltd.                          120,100  5,043,721       0.2%
#   Shidax Corp.                              85,200    380,195       0.0%
    Shikibo, Ltd.                            802,000    877,647       0.0%
    Shimachu Co., Ltd.                       295,800  7,615,745       0.3%
    Shimojima Co., Ltd.                       23,800    219,870       0.0%
    Shiroki Corp.                            285,000    576,207       0.0%
    Shobunsha Publications, Inc.             273,500  1,935,953       0.1%
#   Shochiku Co., Ltd.                       220,000  2,064,153       0.1%
    Showa Corp.                              326,700  3,534,058       0.2%
    SKY Perfect JSAT Holdings, Inc.          892,200  5,477,032       0.2%
    SNT Corp.                                 88,700    452,415       0.0%
    Soft99 Corp.                              70,600    411,146       0.0%
    Sotoh Co., Ltd.                           42,600    362,581       0.0%
    SPK Corp.                                 17,200    298,940       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                      --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    St Marc Holdings Co., Ltd.                           48,200 $2,519,968       0.1%
#   Starbucks Coffee Japan, Ltd.                        163,400  2,135,826       0.1%
    Starts Corp., Inc.                                  138,600  2,069,618       0.1%
    Step Co., Ltd.                                       39,200    293,157       0.0%
#   Studio Alice Co., Ltd.                               63,100    817,218       0.0%
    Suminoe Textile Co., Ltd.                           342,000    936,477       0.0%
    Sumitomo Forestry Co., Ltd.                         268,366  2,819,985       0.1%
    Sumitomo Riko Co., Ltd.                             233,900  2,010,240       0.1%
    Suncall Corp.                                        27,000    157,240       0.0%
    T RAD Co., Ltd.                                     418,000    984,076       0.1%
#   T-Gaia Corp.                                        143,200  1,431,686       0.1%
#   Tachi-S Co., Ltd.                                   167,540  2,124,378       0.1%
    Tachikawa Corp.                                      50,800    300,918       0.0%
    Taiho Kogyo Co., Ltd.                               101,000  1,033,336       0.1%
    Takamatsu Construction Group Co., Ltd.               83,600  1,603,683       0.1%
#   Takata Corp.                                         23,600    308,404       0.0%
    Take And Give Needs Co., Ltd.                        55,670    586,456       0.0%
    Takihyo Co., Ltd.                                    76,000    280,416       0.0%
#   Tama Home Co., Ltd.                                  80,300    437,474       0.0%
#   Tamron Co., Ltd.                                    111,400  2,205,144       0.1%
#   TBK Co., Ltd.                                       119,000    723,353       0.0%
*   Ten Allied Co., Ltd.                                 50,000    154,785       0.0%
    Tigers Polymer Corp.                                 52,100    318,647       0.0%
#   Toa Corp.                                           132,100  1,329,162       0.1%
#   Toabo Corp.                                         529,000    358,407       0.0%
#   Toei Animation Co., Ltd.                             22,500    582,472       0.0%
    Toei Co., Ltd.                                      419,000  2,210,866       0.1%
    Tohokushinsha Film Corp.                             22,500    167,685       0.0%
    Tokai Rika Co., Ltd.                                295,500  5,628,185       0.2%
#   Token Corp.                                          47,750  2,162,042       0.1%
#   Tokyo Dome Corp.                                  1,210,200  5,155,674       0.2%
#   Tokyo Individualized Educational Institute, Inc.     47,300    172,937       0.0%
#   Tokyu Recreation Co., Ltd.                           79,000    468,292       0.0%
#   Tomy Co., Ltd.                                      385,193  1,992,589       0.1%
    Topre Corp.                                         218,300  3,091,207       0.1%
#   Toridoll.corp                                       115,500  1,321,616       0.1%
#   Tosho Co., Ltd.                                      42,700    906,007       0.0%
#   Toyo Tire & Rubber Co., Ltd.                        277,100  4,571,100       0.2%
#   TPR Co., Ltd.                                       130,600  3,095,975       0.1%
    TS Tech Co., Ltd.                                    63,500  1,560,742       0.1%
    TSI Holdings Co., Ltd.                              443,295  2,818,164       0.1%
#   Tsukada Global Holdings, Inc.                       107,800    877,102       0.0%
    Tsukamoto Corp. Co., Ltd.                           190,000    225,889       0.0%
    Tsutsumi Jewelry Co., Ltd.                           48,600  1,195,388       0.1%
    Tv Tokyo Holdings Corp.                              12,200    245,972       0.0%
    Tyo, Inc.                                           313,000    496,914       0.0%
#   U-Shin, Ltd.                                        130,600    835,234       0.0%
    Unipres Corp.                                       226,500  4,507,313       0.2%
#   United Arrows, Ltd.                                 140,200  5,253,999       0.2%
#*  Unitika, Ltd.                                     2,738,000  1,213,650       0.1%
#   Universal Entertainment Corp.                        80,300  1,271,421       0.1%
#*  Usen Corp.                                          730,180  2,294,771       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             PERCENTAGE
                                      SHARES    VALUE++    OF NET ASSETS**
                                      ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#      Village Vanguard Co., Ltd.      31,000 $    404,387       0.0%
#      VT Holdings Co., Ltd.          499,500    1,972,641       0.1%
       Wacoal Holdings Corp.          629,000    6,550,239       0.3%
*      Watabe Wedding Corp.            43,000      216,933       0.0%
#      WATAMI Co., Ltd.               138,100    1,614,633       0.1%
#      West Holdings Corp.             99,600      927,089       0.0%
       Workman Co., Ltd.                  900       47,039       0.0%
       Wowow, Inc.                     28,300    1,210,758       0.1%
       Xebio Co., Ltd.                150,400    2,353,607       0.1%
#      Yachiyo Industry Co., Ltd.       8,800       59,335       0.0%
#      Yamato International, Inc.       8,200       29,055       0.0%
       Yellow Hat, Ltd.                95,400    2,042,073       0.1%
#      Yomiuri Land Co., Ltd.         241,000    1,066,103       0.1%
#      Yondoshi Holdings, Inc.        114,620    2,064,292       0.1%
#      Yonex Co., Ltd.                 41,300      367,692       0.0%
       Yorozu Corp.                   104,000    1,789,572       0.1%
#      Yoshinoya Holdings Co., Ltd.   194,000    2,222,602       0.1%
       Yutaka Giken Co., Ltd.           2,000       43,164       0.0%
#      Zenrin Co., Ltd.               154,900    1,904,245       0.1%
#      Zensho Holdings Co., Ltd.      655,800    5,952,922       0.2%
       Zojirushi Corp.                166,000    1,038,438       0.1%
                                              ------------      ----
Total Consumer Discretionary                   511,890,108      20.4%
                                              ------------      ----
Consumer Staples -- (7.6%)
#      Aderans Co., Ltd.              131,800    1,568,966       0.1%
#      Aeon Hokkaido Corp.            339,700    1,994,564       0.1%
#      Ain Pharmaciez, Inc.           142,400    3,857,649       0.2%
       Arcs Co., Ltd.                 195,600    4,310,698       0.2%
       Ariake Japan Co., Ltd.         110,900    2,499,605       0.1%
#      Artnature, Inc.                 93,200    1,260,393       0.1%
       Axial Retailing, Inc.           80,000    1,611,364       0.1%
       Belc Co., Ltd.                  56,100    1,549,623       0.1%
       Cawachi, Ltd.                   89,600    1,393,098       0.1%
       CFS Corp.                        3,800       22,288       0.0%
       Chubu Shiryo Co., Ltd.         110,700      675,173       0.0%
       Chuo Gyorui Co., Ltd.           93,000      216,374       0.0%
       Coca-Cola West Co., Ltd.       195,200    2,786,544       0.1%
       Cocokara fine, Inc.             98,860    2,403,218       0.1%
       Create SD Holdings Co., Ltd.    47,000    1,693,728       0.1%
       Daikokutenbussan Co., Ltd.      33,400      971,858       0.0%
       Dr Ci:Labo Co., Ltd.            84,600    2,687,248       0.1%
       Dydo Drinco, Inc.               43,900    1,881,214       0.1%
       Ezaki Glico Co., Ltd.            5,700      184,517       0.0%
#      Fancl Corp.                    232,200    3,185,204       0.1%
*      Feed One Holdings Co., Ltd.    836,040      803,849       0.0%
#*     First Baking Co., Ltd.         183,000      222,087       0.0%
       Fuji Oil Co., Ltd.             367,600    5,837,798       0.2%
       Fujicco Co., Ltd.              118,600    1,769,412       0.1%
#      Fujiya Co., Ltd.               240,000      427,134       0.0%
       Genky Stores, Inc.               7,800      388,131       0.0%
       Hagoromo Foods Corp.            39,000      383,552       0.0%
       Heiwado Co., Ltd.              184,300    3,430,912       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
Consumer Staples -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd.         87,000 $  406,538       0.0%
#   Hokuto Corp.                                 130,400  2,377,473       0.1%
    House Foods Group, Inc.                      202,800  3,470,371       0.1%
    Inageya Co., Ltd.                            172,800  1,827,433       0.1%
    Itochu-Shokuhin Co., Ltd.                     27,400    904,874       0.0%
    Itoham Foods, Inc.                           960,800  4,942,091       0.2%
#   J-Oil Mills, Inc.                            548,000  1,780,272       0.1%
#   Kagome Co., Ltd.                              47,000    762,509       0.0%
#   Kakiyasu Honten Co., Ltd.                     16,600    250,609       0.0%
    Kameda Seika Co., Ltd.                        73,500  2,220,817       0.1%
    Kansai Super Market, Ltd.                     16,700    115,003       0.0%
#   Kasumi Co., Ltd.                             244,500  2,301,197       0.1%
    Kato Sangyo Co., Ltd.                        118,000  2,510,840       0.1%
#   Kenko Mayonnaise Co., Ltd.                    41,900    452,030       0.0%
    Key Coffee, Inc.                             104,300  1,503,409       0.1%
*   Kirindo Holdings Co., Ltd.                    28,300    173,551       0.0%
#   Kotobuki Spirits Co., Ltd.                    29,500    586,846       0.0%
    Kusuri No Aoki Co., Ltd.                      50,200  2,463,982       0.1%
#   Kyokuyo Co., Ltd.                            507,000  1,186,084       0.1%
#   Life Corp.                                   183,400  2,941,676       0.1%
#   Lion Corp.                                   971,000  5,486,026       0.2%
    Mandom Corp.                                 121,500  4,075,939       0.2%
    Marudai Food Co., Ltd.                       603,000  2,233,317       0.1%
#   Maruetsu, Inc. (The)                         375,000  1,829,345       0.1%
    Maruha Nichiro Corp.                         231,507  3,352,832       0.1%
    Matsumotokiyoshi Holdings Co., Ltd.          229,700  6,680,147       0.3%
#   Maxvalu Nishinihon Co., Ltd.                   2,400     31,036       0.0%
    Maxvalu Tokai Co., Ltd.                       57,500    822,508       0.0%
    Medical System Network Co., Ltd.              78,200    238,780       0.0%
    Megmilk Snow Brand Co., Ltd.                 266,000  3,529,308       0.1%
    Meito Sangyo Co., Ltd.                        53,700    545,221       0.0%
    Milbon Co., Ltd.                              67,876  2,180,575       0.1%
#   Ministop Co., Ltd.                            87,700  1,248,629       0.1%
#   Mitsubishi Shokuhin Co., Ltd.                 87,800  1,977,757       0.1%
    Mitsui Sugar Co., Ltd.                       529,850  1,837,896       0.1%
    Miyoshi Oil & Fat Co., Ltd.                  384,000    477,096       0.0%
    Morinaga & Co., Ltd.                       1,156,000  2,478,835       0.1%
    Morinaga Milk Industry Co., Ltd.           1,160,000  3,878,574       0.2%
    Morozoff, Ltd.                               146,000    473,927       0.0%
    Nagatanien Co., Ltd.                         125,000  1,221,223       0.1%
    Nakamuraya Co., Ltd.                         189,000    732,485       0.0%
    Natori Co., Ltd.                              20,300    208,510       0.0%
    Nichimo Co., Ltd.                            170,000    285,822       0.0%
    Nichirei Corp.                             1,516,000  6,452,308       0.3%
#   Nihon Chouzai Co., Ltd.                       12,580    333,828       0.0%
    Niitaka Co., Ltd.                              7,260     72,199       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.    619,000  1,041,218       0.0%
    Nippon Flour Mills Co., Ltd.                 712,000  3,573,754       0.1%
#*  Nippon Suisan Kaisha, Ltd.                 1,489,700  4,403,698       0.2%
#   Nisshin Oillio Group, Ltd. (The)             692,000  2,479,994       0.1%
    Nissin Sugar Co., Ltd.                        19,600    409,309       0.0%
    Nitto Fuji Flour Milling Co., Ltd.            64,000    179,467       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
    Noevir Holdings Co., Ltd.                 70,500 $  1,275,415       0.1%
    Oenon Holdings, Inc.                     316,000      659,857       0.0%
#   OIE Sangyo Co., Ltd.                      20,900      156,957       0.0%
    Okuwa Co., Ltd.                          120,000      996,307       0.0%
    Olympic Group Corp.                       64,900      595,396       0.0%
    OUG Holdings, Inc.                        29,000       60,565       0.0%
#   Pigeon Corp.                             101,300    6,314,774       0.3%
    Prima Meat Packers, Ltd.                 874,000    2,059,828       0.1%
#   Qol Co., Ltd.                             54,100      328,231       0.0%
    Riken Vitamin Co., Ltd.                   79,200    1,828,368       0.1%
#   Rock Field Co., Ltd.                      58,100      989,559       0.0%
#   Rokko Butter Co., Ltd.                    36,700      400,140       0.0%
    S Foods, Inc.                             77,762    1,625,660       0.1%
    S&B Foods, Inc.                              499       17,940       0.0%
#   Sakata Seed Corp.                        187,900    2,786,677       0.1%
#   San-A Co., Ltd.                          100,900    3,401,222       0.1%
    Sapporo Holdings, Ltd.                 1,993,000    8,625,333       0.4%
#   Shoei Foods Corp.                         44,000      343,537       0.0%
    Showa Sangyo Co., Ltd.                   524,000    2,035,633       0.1%
    Sogo Medical Co., Ltd.                    28,400    1,356,092       0.1%
    ST Corp.                                  78,900      713,395       0.0%
    Starzen Co., Ltd.                        337,000      979,696       0.0%
#   Takara Holdings, Inc.                    814,000    6,480,260       0.3%
#   Tobu Store Co., Ltd.                     205,000      526,079       0.0%
    Toho Co., Ltd.                           197,000      744,883       0.0%
#   Tohto Suisan Co., Ltd.                   173,000      301,374       0.0%
    Torigoe Co., Ltd. (The)                   82,600      573,258       0.0%
    Toyo Sugar Refining Co., Ltd.            157,000      142,117       0.0%
#   UNY Group Holdings Co., Ltd.           1,471,300    7,799,995       0.3%
    Valor Co., Ltd.                          216,200    3,504,509       0.1%
    Warabeya Nichiyo Co., Ltd.                84,860    1,488,060       0.1%
#   Welcia Holdings Co., Ltd.                122,800    4,102,415       0.2%
    Yaizu Suisankagaku Industry Co., Ltd.     44,800      398,575       0.0%
    Yamatane Corp.                           535,000      826,164       0.0%
#   Yamaya Corp.                              22,800      326,843       0.0%
    Yaoko Co., Ltd.                           52,300    3,212,833       0.1%
#   Yokohama Reito Co., Ltd.                 252,400    1,871,471       0.1%
    Yomeishu Seizo Co., Ltd.                 100,000      792,953       0.0%
    Yonekyu Corp.                              9,200      129,372       0.0%
    Yuasa Funashoku Co., Ltd.                112,000      275,708       0.0%
    Yutaka Foods Corp.                         6,000       97,947       0.0%
                                                     ------------       ---
Total Consumer Staples                                219,110,767       8.7%
                                                     ------------       ---
Energy -- (0.9%)
#   BP Castrol K.K.                           66,500      643,012       0.0%
    Cosmo Oil Co., Ltd.                    3,536,000    5,509,736       0.2%
    Fuji Kosan Co., Ltd.                      33,100      187,166       0.0%
#   Fuji Oil Co., Ltd.                       293,100      887,567       0.0%
    Itochu Enex Co., Ltd.                    311,000    1,992,438       0.1%
#   Japan Drilling Co., Ltd.                  33,400    1,396,325       0.1%
    Japan Oil Transportation Co., Ltd.        84,000      174,619       0.0%
#   Kyoei Tanker Co., Ltd.                    68,000      126,756       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
 Energy -- (Continued)
     Mitsuuroko Group Holdings Co., Ltd.    190,200 $   929,122       0.0%
     Nippon Coke & Engineering Co., Ltd.  1,410,500   1,407,309       0.1%
 #   Nippon Gas Co., Ltd.                   185,900   4,599,978       0.2%
     Nippon Seiro Co., Ltd.                  64,000     145,796       0.0%
 #   Sala Corp.                             128,500     707,047       0.0%
     San-Ai Oil Co., Ltd.                   314,000   2,173,535       0.1%
     Shinko Plantech Co., Ltd.              236,000   1,804,173       0.1%
 #   Sinanen Co., Ltd.                      268,000   1,056,645       0.0%
     Toa Oil Co., Ltd.                      427,000     604,361       0.0%
     Toyo Kanetsu K.K.                      642,000   1,501,615       0.1%
                                                    -----------       ---
 Total Energy                                        25,847,200       1.0%
                                                    -----------       ---
 Financials -- (10.2%)
     77 Bank, Ltd. (The)                    589,000   3,288,271       0.1%
     Aichi Bank, Ltd. (The)                  54,200   2,661,507       0.1%
     Airport Facilities Co., Ltd.           136,670     934,732       0.0%
     Aizawa Securities Co., Ltd.            159,400     805,131       0.0%
     Akita Bank, Ltd. (The)               1,120,400   3,184,122       0.1%
     Anabuki Kosan, Inc.                     22,000      50,945       0.0%
     Aomori Bank, Ltd. (The)              1,185,000   3,535,815       0.1%
     Asax Co., Ltd.                           1,700      20,519       0.0%
     Awa Bank, Ltd. (The)                 1,185,000   7,105,993       0.3%
     Bank of Iwate, Ltd. (The)              105,100   4,809,967       0.2%
     Bank of Kochi, Ltd. (The)              178,000     229,291       0.0%
     Bank of Nagoya, Ltd. (The)           1,026,297   4,154,915       0.2%
 #   Bank of Okinawa, Ltd. (The)            113,200   4,958,952       0.2%
     Bank of Saga, Ltd. (The)               771,000   1,783,000       0.1%
     Bank of the Ryukyus, Ltd.              231,780   3,743,075       0.2%
     Chiba Kogyo Bank, Ltd. (The)           236,500   1,667,387       0.1%
     Chukyo Bank, Ltd. (The)                686,000   1,263,117       0.1%
     Daibiru Corp.                          312,400   3,519,029       0.1%
     Daiichi Commodities Co., Ltd.           13,700      51,501       0.0%
 #   Daikyo, Inc.                         1,959,000   3,682,897       0.1%
     Daisan Bank, Ltd. (The)                764,000   1,217,463       0.0%
     Daishi Bank, Ltd. (The)              2,061,000   7,293,168       0.3%
     Daito Bank, Ltd. (The)                 898,000   1,182,906       0.0%
     DBS Co Ltd                              45,500     281,735       0.0%
     Dream Incubator, Inc.                   14,800     230,293       0.0%
 #   Ehime Bank, Ltd. (The)                 854,000   1,890,405       0.1%
     Eighteenth Bank, Ltd. (The)          1,099,000   3,113,353       0.1%
 #   FIDEA Holdings Co., Ltd.               745,700   1,489,961       0.1%
 #   Financial Products Group Co., Ltd.     129,100   1,329,278       0.1%
     Fukui Bank, Ltd. (The)               1,233,000   2,954,485       0.1%
     Fukushima Bank, Ltd. (The)           1,435,000   1,115,788       0.0%
     Fuyo General Lease Co., Ltd.            84,100   3,320,385       0.1%
 #   GCA Savvian Corp.                       89,100     957,110       0.0%
     Goldcrest Co., Ltd.                    104,790   1,895,846       0.1%
     Grandy House Corp.                      14,200      37,343       0.0%
     Heiwa Real Estate Co., Ltd.            252,000   4,140,570       0.2%
     Higashi-Nippon Bank, Ltd. (The)        840,000   2,128,185       0.1%
     Higo Bank, Ltd. (The)                1,151,000   6,551,664       0.3%
     Hokkoku Bank, Ltd. (The)             1,788,000   6,205,215       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
 Financials -- (Continued)
     Hokuetsu Bank, Ltd. (The)             1,246,000 $2,418,794       0.1%
     Hyakugo Bank, Ltd. (The)              1,527,609  6,442,288       0.3%
     Hyakujushi Bank, Ltd. (The)           1,548,000  5,032,420       0.2%
     IBJ Leasing Co., Ltd.                    64,900  1,537,776       0.1%
     Ichiyoshi Securities Co., Ltd.          200,900  2,381,330       0.1%
     IwaiCosmo Holdings, Inc.                116,200  1,281,644       0.1%
 *   Japan Asia Investment Co., Ltd.         107,000     73,124       0.0%
 #   Jimoto Holdings, Inc.                   362,700    761,566       0.0%
 #   Jowa Holdings Co., Ltd.                  46,800  1,662,766       0.1%
     Juroku Bank, Ltd. (The)               2,060,000  8,124,606       0.3%
 #   kabu.com Securities Co., Ltd.           495,400  2,462,883       0.1%
 #   Kabuki-Za Co., Ltd.                      39,000  1,701,394       0.1%
     Kagoshima Bank, Ltd. (The)              985,000  6,387,839       0.3%
 #   Kansai Urban Banking Corp.              135,600  1,495,605       0.1%
     Keihanshin Building Co., Ltd.           188,700  1,062,643       0.0%
     Keiyo Bank, Ltd. (The)                1,325,000  6,927,376       0.3%
     Kita-Nippon Bank, Ltd. (The)             50,006  1,188,649       0.0%
     Kiyo Bank, Ltd. (The)                   382,290  5,496,535       0.2%
 #   Kosei Securities Co., Ltd. (The)         11,000     23,118       0.0%
 #   Kyokuto Securities Co., Ltd.            124,100  2,097,458       0.1%
 #   Land Business Co., Ltd.                  59,500    221,600       0.0%
 #*  Leopalace21 Corp.                     1,523,700  9,543,623       0.4%
     Marusan Securities Co., Ltd.            391,600  2,873,564       0.1%
 #   Michinoku Bank, Ltd. (The)              801,000  1,530,003       0.1%
     Mie Bank, Ltd. (The)                    455,000  1,061,179       0.0%
     Minato Bank, Ltd. (The)               1,115,000  2,198,445       0.1%
     Mito Securities Co., Ltd.               316,200  1,188,851       0.0%
     Miyazaki Bank, Ltd. (The)               944,000  2,845,694       0.1%
 #   Monex Group, Inc.                     1,207,400  3,081,660       0.1%
 #   Money Partners Group Co., Ltd.           52,400    197,821       0.0%
     Musashino Bank, Ltd. (The)              203,400  6,891,841       0.3%
 #   Nagano Bank, Ltd. (The)                 496,000    842,152       0.0%
     Nanto Bank, Ltd. (The)                1,043,000  4,187,139       0.2%
 *   New Real Property K.K.                   43,900         --       0.0%
 #   Nisshin Fudosan Co.                     191,500    845,769       0.0%
     North Pacific Bank, Ltd.              1,846,200  7,610,951       0.3%
     Ogaki Kyoritsu Bank, Ltd. (The)       2,012,000  5,597,710       0.2%
     Oita Bank, Ltd. (The)                   999,900  3,746,778       0.2%
 #   Okasan Securities Group, Inc.            48,000    363,718       0.0%
     Relo Holdings, Inc.                      62,400  4,414,972       0.2%
     Ricoh Leasing Co., Ltd.                 103,100  2,876,502       0.1%
 #   SAMTY Co., Ltd.                          65,200    435,570       0.0%
     San-In Godo Bank, Ltd. (The)            980,000  7,550,640       0.3%
     Sankyo Frontier Co., Ltd.                 4,000     29,760       0.0%
 #   Sawada Holdings Co., Ltd.               143,600  1,025,435       0.0%
     Senshu Ikeda Holdings, Inc.           1,365,100  7,062,181       0.3%
     Shiga Bank, Ltd. (The)                1,131,000  6,334,444       0.3%
     Shikoku Bank, Ltd. (The)              1,145,000  2,430,087       0.1%
     Shimane Bank, Ltd. (The)                 15,600    191,772       0.0%
     Shimizu Bank, Ltd. (The)                 46,700  1,338,685       0.1%
 #   Sparx Group Co., Ltd.                   573,300  1,156,044       0.0%
     Sumitomo Real Estate Sales Co., Ltd.    107,760  2,481,487       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Financials -- (Continued)
#   Sun Frontier Fudousan Co., Ltd.          136,000 $  1,492,659       0.1%
    Taiko Bank, Ltd. (The)                   189,000      383,867       0.0%
    Takagi Securities Co., Ltd.              231,000      535,053       0.0%
    Takara Leben Co., Ltd.                   510,100    2,161,533       0.1%
    TOC Co., Ltd.                            435,250    3,175,631       0.1%
    Tochigi Bank, Ltd. (The)                 745,000    3,028,318       0.1%
    Toho Bank, Ltd. (The)                  1,335,200    4,910,719       0.2%
    Tohoku Bank, Ltd. (The)                  541,000      759,506       0.0%
#   Tokyo Rakutenchi Co., Ltd.               218,000      984,067       0.0%
    Tokyo Theatres Co., Inc.                 461,000      611,552       0.0%
#*  Tokyo TY Financial Group, Inc.           154,738    4,952,443       0.2%
    Tomato Bank, Ltd.                        476,000      774,474       0.0%
    TOMONY Holdings, Inc.                    935,150    4,171,891       0.2%
#   Tosei Corp.                              195,300    1,316,281       0.1%
    Tottori Bank, Ltd. (The)                 337,000      664,912       0.0%
    Towa Bank, Ltd. (The)                  1,833,000    1,639,985       0.1%
    Toyo Securities Co., Ltd.                431,000    1,227,810       0.1%
    Tsukuba Bank, Ltd.                       480,700    1,647,456       0.1%
#   Yamagata Bank, Ltd. (The)                874,500    4,140,906       0.2%
    Yamanashi Chuo Bank, Ltd. (The)          999,000    4,518,547       0.2%
                                                     ------------      ----
Total Financials                                      292,598,820      11.7%
                                                     ------------      ----
Health Care -- (4.3%)
    As One Corp.                              81,768    2,336,674       0.1%
    Asahi Intecc Co., Ltd.                   120,500    5,522,395       0.2%
    ASKA Pharmaceutical Co., Ltd.            132,800    1,465,457       0.1%
    Biofermin Pharmaceutical Co., Ltd.         9,800      256,179       0.0%
    BML, Inc.                                 70,300    2,099,215       0.1%
#   CMIC Holdings Co., Ltd.                   66,500    1,013,394       0.0%
    Create Medic Co., Ltd.                    28,000      259,821       0.0%
#   Daiken Medical Co., Ltd.                  42,900      825,307       0.0%
    Daito Pharmaceutical Co., Ltd.            58,000    1,043,525       0.0%
    Eiken Chemical Co., Ltd.                  98,700    1,722,585       0.1%
    EPS Corp.                                169,400    2,002,210       0.1%
    FALCO HOLDINGS Co., Ltd.                  39,100      432,003       0.0%
    Fuji Pharma Co., Ltd.                     37,700      698,430       0.0%
    Fuso Pharmaceutical Industries, Ltd.     427,000    1,256,392       0.1%
    Hogy Medical Co., Ltd.                    72,000    3,740,384       0.2%
    Iwaki & Co., Ltd.                        137,000      289,347       0.0%
#   Japan Medical Dynamic Marketing, Inc.     70,100      329,295       0.0%
    Jeol, Ltd.                               459,000    2,207,625       0.1%
    JMS Co., Ltd.                            157,000      416,256       0.0%
    Kaken Pharmaceutical Co., Ltd.           251,000    6,288,557       0.3%
    Kawasumi Laboratories, Inc.               69,400      467,087       0.0%
    Kissei Pharmaceutical Co., Ltd.           77,800    2,033,707       0.1%
    KYORIN Holdings, Inc.                    306,100    6,448,833       0.3%
    Mani, Inc.                                31,900    2,038,818       0.1%
#   Message Co., Ltd.                         87,100    2,737,390       0.1%
    Mochida Pharmaceutical Co., Ltd.          75,299    4,708,687       0.2%
    Nagaileben Co., Ltd.                      58,000    1,114,816       0.0%
#   Nakanishi, Inc.                          102,300    3,498,640       0.1%
    Nichi-iko Pharmaceutical Co., Ltd.       267,850    4,427,589       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
 Health Care -- (Continued)
 #   Nichii Gakkan Co.                    277,900 $  2,156,416       0.1%
     Nihon Kohden Corp.                     3,600      184,057       0.0%
 #   Nikkiso Co., Ltd.                    369,000    3,816,564       0.2%
     Nippon Chemiphar Co., Ltd.           180,000      939,196       0.0%
     Nippon Shinyaku Co., Ltd.            175,000    5,036,937       0.2%
 #   Nipro Corp.                          704,600    5,805,199       0.2%
     Nissui Pharmaceutical Co., Ltd.       70,500      796,899       0.0%
     Paramount Bed Holdings Co., Ltd.     117,500    3,341,963       0.1%
     Psc, Inc.                             26,500    1,383,355       0.1%
     Rion Co., Ltd.                        40,500      530,760       0.0%
     Rohto Pharmaceutical Co., Ltd.       382,100    5,542,632       0.2%
     Seed Co., Ltd.                         2,800       36,452       0.0%
 #   Seikagaku Corp.                      167,400    2,702,984       0.1%
     Ship Healthcare Holdings, Inc.       209,900    4,912,955       0.2%
     Shofu, Inc.                           29,300      334,981       0.0%
 #   Software Service, Inc.                16,800      639,789       0.0%
     Taiko Pharmaceutical Co., Ltd.        66,500    1,200,674       0.0%
     Techno Medica Co., Ltd.               19,000      411,456       0.0%
     Toho Holdings Co., Ltd.              322,500    4,219,056       0.2%
     Tokai Corp/Gifu                       50,000    1,504,416       0.1%
     Torii Pharmaceutical Co., Ltd.        57,800    1,658,629       0.1%
 #   Towa Pharmaceutical Co., Ltd.         60,200    2,657,856       0.1%
     Tsukui Corp.                         186,100    1,799,222       0.1%
 #   Tsumura & Co.                        214,500    4,799,614       0.2%
     Uchiyama Holdings Co., Ltd.           22,300      129,513       0.0%
 #   Vital KSK Holdings, Inc.             188,100    1,604,203       0.1%
 #   Wakamoto Pharmaceutical Co., Ltd.    107,000      267,442       0.0%
     ZERIA Pharmaceutical Co., Ltd.       122,799    2,464,545       0.1%
                                                  ------------       ---
 Total Health Care                                 122,558,383       4.9%
                                                  ------------       ---
 Industrials -- (25.8%)
 #*  A&A Material Corp.                   127,000      124,213       0.0%
 #   Advan Co., Ltd.                       96,200    1,047,976       0.1%
     Advanex, Inc.                        212,000      312,554       0.0%
     Aeon Delight Co., Ltd.                88,800    2,169,306       0.1%
     Aica Kogyo Co., Ltd.                 318,300    6,588,512       0.3%
     Aichi Corp.                          176,500      869,105       0.0%
     Aida Engineering, Ltd.               304,300    2,957,214       0.1%
 #   Alinco, Inc.                          55,500      567,014       0.0%
     Alps Logistics Co., Ltd.              50,700      568,761       0.0%
 #   Altech Corp.                          43,850      493,045       0.0%
     Anest Iwata Corp.                    171,300    1,246,192       0.1%
 #*  Arrk Corp.                           352,900      500,589       0.0%
     Asahi Diamond Industrial Co., Ltd.   328,400    3,984,974       0.2%
 #   Asahi Kogyosha Co., Ltd.             124,000      436,192       0.0%
 #*  Asanuma Corp.                        501,000      789,086       0.0%
     Asia Air Survey Co., Ltd.             20,000       89,952       0.0%
 #*  Asia Growth Capital, Ltd.            391,200      544,878       0.0%
     Asunaro Aoki Construction Co., Ltd.  154,000    1,087,912       0.1%
     Bando Chemical Industries, Ltd.      459,000    1,822,203       0.1%
 #   Benefit One, Inc.                     99,700      886,526       0.0%
     Bunka Shutter Co., Ltd.              305,000    2,637,956       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                             --------- ---------- ---------------
Industrials -- (Continued)
    Career Design Center Co., Ltd.              24,600 $  246,409       0.0%
    Central Glass Co., Ltd.                  1,243,000  4,063,553       0.2%
    Central Security Patrols Co., Ltd.          41,900    441,260       0.0%
#   Chiyoda Integre Co., Ltd.                   66,900  1,153,399       0.1%
    Chodai Co., Ltd.                            20,000    153,133       0.0%
    Chudenko Corp.                             113,700  1,816,058       0.1%
#   Chugai Ro Co., Ltd.                        384,000    762,069       0.0%
    CKD Corp.                                  344,700  3,023,993       0.1%
#   Cosel Co., Ltd.                            125,300  1,457,962       0.1%
#   CTI Engineering Co., Ltd.                   74,400  1,181,140       0.1%
    Dai-Dan Co., Ltd.                          156,000    882,990       0.0%
    Daido Kogyo Co., Ltd.                      185,000    450,160       0.0%
    Daifuku Co., Ltd.                          539,900  6,253,138       0.3%
    Daihatsu Diesel Manufacturing Co., Ltd.     74,000    608,045       0.0%
    Daihen Corp.                               609,000  2,156,201       0.1%
#   Daiho Corp.                                 48,000    223,251       0.0%
    Daiichi Jitsugyo Co., Ltd.                 254,000  1,305,954       0.1%
#   Daiseki Co., Ltd.                          226,963  3,974,327       0.2%
    Daiseki Eco. Solution Co., Ltd.              7,200    116,871       0.0%
#*  Daisue Construction Co., Ltd.               25,400    219,524       0.0%
    Daiwa Industries, Ltd.                     178,000  1,357,267       0.1%
    Daiwa Odakyu Construction Co.                5,400     40,049       0.0%
#*  Danto Holdings Corp.                       165,000    214,287       0.0%
    Denyo Co., Ltd.                             86,100  1,141,642       0.1%
#   Dijet Industrial Co., Ltd.                  88,000    205,583       0.0%
    DMG Mori Seiki Co., Ltd.                   577,200  6,798,023       0.3%
    DMW Corp.                                    4,800     75,957       0.0%
#   Duskin Co., Ltd.                           228,800  3,746,832       0.2%
#   Ebara Jitsugyo Co., Ltd.                    37,900    474,714       0.0%
    Eidai Co., Ltd.                             97,000    396,368       0.0%
#   Emori Group Holdings Co., Ltd.              48,300    492,889       0.0%
    en-japan, Inc.                              61,600  1,085,982       0.1%
#   Endo Lighting Corp.                         61,900    698,209       0.0%
#*  Enshu, Ltd.                                281,000    306,015       0.0%
    Freund Corp.                                 9,900     89,505       0.0%
#   Fudo Tetra Corp.                           987,300  2,421,681       0.1%
    Fujikura, Ltd.                           2,042,000  8,577,639       0.4%
#*  Fujisash Co., Ltd.                         449,200    632,182       0.0%
#   Fujitec Co., Ltd.                          446,800  4,460,783       0.2%
    Fukuda Corp.                               508,000  5,349,061       0.2%
    Fukushima Industries Corp.                  75,400  1,481,718       0.1%
#   Fukuyama Transporting Co., Ltd.            765,400  3,841,166       0.2%
    FULLCAST Holdings Co., Ltd.                 28,800    143,307       0.0%
    Funai Soken Holdings, Inc.                 119,200  1,051,182       0.1%
#   Furukawa Co., Ltd.                       1,606,000  3,156,434       0.1%
#   Furukawa Electric Co., Ltd.              4,610,000  8,136,200       0.3%
    Furusato Industries, Ltd.                   51,900    783,075       0.0%
    Futaba Corp.                               128,700  1,823,373       0.1%
    Gecoss Corp.                               112,400  1,864,020       0.1%
    Glory, Ltd.                                274,400  7,071,142       0.3%
    Hamakyorex Co., Ltd.                        41,600  1,335,935       0.1%
    Hanwa Co., Ltd.                          1,216,000  4,384,457       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
Industrials -- (Continued)
#   Harmonic Drive Systems, Inc.                  146,300 $1,888,717       0.1%
#   Hazama Ando Corp.                           1,049,700  7,056,975       0.3%
#   Hibiya Engineering, Ltd.                      124,300  1,852,800       0.1%
    Hisaka Works, Ltd.                            103,100    937,100       0.0%
#   Hitachi Koki Co., Ltd.                        305,400  2,625,885       0.1%
#   Hitachi Metals Techno, Ltd.                    56,500    663,261       0.0%
    Hitachi Transport System, Ltd.                238,300  3,153,563       0.1%
#   Hitachi Zosen Corp.                         1,020,079  5,413,734       0.2%
#   Hokuetsu Industries Co., Ltd.                 105,000    983,937       0.0%
    Hokuriku Electrical Construction Co., Ltd.     69,000    362,673       0.0%
#   Hosokawa Micron Corp.                         176,000    987,242       0.0%
    Howa Machinery, Ltd.                           72,000    479,664       0.0%
#   Ichiken Co., Ltd.                             147,000    433,528       0.0%
    Ichinen Holdings Co., Ltd.                    110,700    919,206       0.0%
    Idec Corp.                                    155,500  1,269,472       0.1%
    Iino Kaiun Kaisha, Ltd.                       504,200  2,786,037       0.1%
    Inaba Denki Sangyo Co., Ltd.                  138,900  4,841,750       0.2%
#   Inaba Seisakusho Co., Ltd.                     51,100    624,254       0.0%
    Inabata & Co., Ltd.                           317,300  3,067,034       0.1%
#   Inui Global Logistics Co., Ltd.                69,880    658,536       0.0%
#   Iseki & Co., Ltd.                           1,128,000  2,612,668       0.1%
    Ishii Iron Works Co., Ltd.                     91,000    197,457       0.0%
#*  Ishikawa Seisakusho, Ltd.                      37,000     35,408       0.0%
    Itoki Corp.                                   217,600  1,223,094       0.1%
    Iwasaki Electric Co., Ltd.                    383,000    844,515       0.0%
#   Iwatani Corp.                               1,107,000  7,568,717       0.3%
#   Jalux, Inc.                                    40,800    472,694       0.0%
    Jamco Corp.                                    80,000  1,767,674       0.1%
#   Japan Foundation Engineering Co., Ltd.        123,000    439,815       0.0%
    Japan Pulp & Paper Co., Ltd.                  469,000  1,388,306       0.1%
#   Japan Steel Works, Ltd. (The)               1,988,000  7,111,136       0.3%
    Japan Transcity Corp.                         249,000    841,946       0.0%
#   JK Holdings Co., Ltd.                          92,540    465,006       0.0%
#*  Juki Corp.                                    916,000  2,856,626       0.1%
    Kamei Corp.                                   153,000  1,096,219       0.1%
    Kanaden Corp.                                 116,000    815,342       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                 192,000    931,501       0.0%
#   Kanamoto Co., Ltd.                            157,500  5,748,820       0.2%
    Kandenko Co., Ltd.                            642,000  3,368,571       0.1%
    Kanematsu Corp.                             2,391,625  3,805,336       0.2%
#*  Kanematsu-NNK Corp.                           125,000    160,584       0.0%
#   Katakura Industries Co., Ltd.                 137,600  1,664,510       0.1%
    Kato Works Co., Ltd.                          308,000  2,267,623       0.1%
#   KAWADA TECHNOLOGIES, Inc.                      60,600  2,681,639       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.             99,000    298,705       0.0%
    Keihin Co., Ltd.                              248,000    360,966       0.0%
#*  KI Holdings Co., Ltd.                          81,000    401,709       0.0%
#   King Jim Co., Ltd.                             30,400    211,130       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                  157,000    418,280       0.0%
    Kintetsu World Express, Inc.                   92,100  3,187,243       0.1%
    Kitagawa Iron Works Co., Ltd.                 510,000    910,493       0.0%
    Kitano Construction Corp.                     257,000    795,247       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                    --------- ---------- ---------------
Industrials -- (Continued)
#   Kito Corp.                                        104,400 $1,197,866       0.1%
    Kitz Corp.                                        537,300  2,462,264       0.1%
*   Kobe Electric Railway Co., Ltd.                    21,000     69,043       0.0%
#   Kobelco Eco-Solutions Co., Ltd.                    82,000    501,753       0.0%
    Koike Sanso Kogyo Co., Ltd.                       149,000    376,960       0.0%
    Kokusai Co., Ltd.                                  33,800    545,228       0.0%
    Kokuyo Co., Ltd.                                  531,425  4,232,655       0.2%
#   KOMAIHALTEC, Inc.                                 229,000    555,816       0.0%
    Komatsu Wall Industry Co., Ltd.                    41,200    982,374       0.0%
    Komori Corp.                                      358,800  3,528,821       0.2%
    Kondotec, Inc.                                    119,000    765,871       0.0%
    Konoike Transport Co., Ltd.                        14,700    287,749       0.0%
    Kosaido Co., Ltd.                                 275,700  1,087,063       0.1%
#   KRS Corp.                                          37,200    430,107       0.0%
*   Kumagai Gumi Co., Ltd.                          1,791,000  6,479,911       0.3%
#   Kuroda Electric Co., Ltd.                         213,300  2,999,151       0.1%
    Kyodo Printing Co., Ltd.                          540,000  1,916,105       0.1%
    Kyokuto Boeki Kaisha, Ltd.                         58,000    130,527       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                  210,100  2,987,309       0.1%
    Kyoritsu Printing Co., Ltd.                        70,100    184,625       0.0%
    Kyosan Electric Manufacturing Co., Ltd.           283,000    906,686       0.0%
    Kyowa Exeo Corp.                                  488,700  5,984,242       0.2%
    Kyudenko Corp.                                    225,000  2,530,075       0.1%
#   Link And Motivation, Inc.                         243,400    353,245       0.0%
*   Lonseal Corp.                                     116,000    159,960       0.0%
#   Maeda Corp.                                       845,000  7,470,851       0.3%
#   Maeda Kosen Co., Ltd.                             100,100  1,217,770       0.1%
    Maeda Road Construction Co., Ltd.                 386,000  5,949,972       0.2%
    Maezawa Industries, Inc.                           35,700    108,622       0.0%
    Maezawa Kasei Industries Co., Ltd.                 46,900    481,008       0.0%
    Maezawa Kyuso Industries Co., Ltd.                 49,600    604,675       0.0%
    Makino Milling Machine Co., Ltd.                  652,000  4,444,628       0.2%
    Marubeni Construction Material Lease Co., Ltd.     75,000    215,340       0.0%
    Marufuji Sheet Piling Co., Ltd.                    52,000    187,707       0.0%
    Maruka Machinery Co., Ltd.                         29,500    353,638       0.0%
    Maruyama Manufacturing Co., Inc.                  237,000    531,593       0.0%
    Maruzen Co., Ltd.                                  46,000    412,320       0.0%
#   Maruzen Showa Unyu Co., Ltd.                      309,000    985,388       0.0%
    Matsuda Sangyo Co., Ltd.                           82,582    914,143       0.0%
    Matsui Construction Co., Ltd.                     128,600    606,738       0.0%
    Max Co., Ltd.                                     197,000  2,216,137       0.1%
    Meidensha Corp.                                 1,081,050  4,005,893       0.2%
#   Meiji Shipping Co., Ltd.                          114,200    385,271       0.0%
#   Meisei Industrial Co., Ltd.                       239,000  1,535,070       0.1%
    Meitec Corp.                                      184,400  5,782,585       0.2%
    Meito Transportation Co., Ltd.                     22,000    135,126       0.0%
#   Meiwa Corp.                                       166,400    619,159       0.0%
    Mesco, Inc.                                        22,000    150,659       0.0%
    Mirait Holdings Corp.                             381,285  4,268,045       0.2%
    Mitani Corp.                                       68,500  1,737,591       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.             162,300  1,193,689       0.1%
#   Mitsubishi Pencil Co., Ltd.                       105,300  3,395,031       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Mitsuboshi Belting Co., Ltd.                   303,000 $ 2,170,326       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.  4,886,000  10,622,003       0.4%
#   Mitsui Matsushima Co., Ltd.                    872,000   1,058,059       0.1%
    Mitsui-Soko Co., Ltd.                          580,000   2,205,035       0.1%
    Mitsumura Printing Co., Ltd.                    93,000     215,922       0.0%
#   Miura Co., Ltd.                                418,200   4,894,215       0.2%
#   Miyaji Engineering Group, Inc.                 365,175     712,304       0.0%
#   MonotaRO Co., Ltd.                             193,800   5,120,544       0.2%
    Morita Holdings Corp.                          239,000   2,328,411       0.1%
#   Moshi Moshi Hotline, Inc.                      187,000   1,866,228       0.1%
#   NAC Co., Ltd.                                   60,600     672,814       0.0%
    Nachi-Fujikoshi Corp.                        1,025,000   6,369,647       0.3%
    Nagase & Co., Ltd.                             315,600   4,087,892       0.2%
    Nakabayashi Co., Ltd.                          217,000     403,362       0.0%
    Nakano Corp.                                    14,800      50,145       0.0%
#   Namura Shipbuilding Co., Ltd.                  223,528   2,187,832       0.1%
#   Narasaki Sangyo Co., Ltd.                       86,000     233,403       0.0%
    NDS Co., Ltd.                                  235,000     659,439       0.0%
    NEC Capital Solutions, Ltd.                     45,100     853,309       0.0%
#   Nichias Corp.                                  595,000   3,615,558       0.2%
    Nichiban Co., Ltd.                             122,000     426,355       0.0%
    Nichiden Corp.                                  23,300     496,372       0.0%
    Nichiha Corp.                                  143,880   1,232,765       0.1%
    Nichireki Co., Ltd.                            152,000   1,205,394       0.1%
    Nihon M&A Center, Inc.                         202,300   5,813,951       0.2%
#   Nihon Trim Co., Ltd.                            30,000     673,148       0.0%
    Nikkato Corp.                                      700       2,573       0.0%
    Nikko Co., Ltd.                                152,000     580,489       0.0%
    Nippo Corp.                                    145,000   2,650,410       0.1%
    Nippon Air Conditioning Services Co., Ltd.       7,300      49,224       0.0%
#   Nippon Carbon Co., Ltd.                        663,000   1,113,249       0.1%
#   Nippon Conveyor Co., Ltd.                      170,000     375,241       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                221,600   3,129,968       0.1%
    Nippon Filcon Co., Ltd.                         70,900     324,997       0.0%
    Nippon Hume Corp.                              131,600   1,051,263       0.1%
    Nippon Jogesuido Sekkei Co., Ltd.               31,100     391,970       0.0%
    Nippon Kanzai Co., Ltd.                         43,000   1,121,767       0.1%
    Nippon Koei Co., Ltd.                          389,000   1,644,648       0.1%
    Nippon Konpo Unyu Soko Co., Ltd.               358,000   5,923,362       0.2%
#   Nippon Parking Development Co., Ltd.         1,202,800   1,315,197       0.1%
    Nippon Rietec Co., Ltd.                          7,000      49,698       0.0%
    Nippon Road Co., Ltd. (The)                    395,000   2,196,103       0.1%
    Nippon Seisen Co., Ltd.                        103,000     663,691       0.0%
#   Nippon Sharyo, Ltd.                            422,000   1,304,355       0.1%
*   Nippon Sheet Glass Co., Ltd.                 6,334,000   6,072,301       0.3%
    Nippon Steel & Sumikin Bussan Corp.            977,599   3,557,407       0.2%
    Nippon Steel & Sumikin Texeng Co., Ltd.        274,000   1,429,390       0.1%
    Nippon Thompson Co., Ltd.                      389,000   1,630,375       0.1%
    Nippon Tungsten Co., Ltd.                       62,000     106,826       0.0%
    Nishi-Nippon Railroad Co., Ltd.              1,627,000   6,482,809       0.3%
    Nishimatsu Construction Co., Ltd.            1,855,000   9,006,722       0.4%
    Nishio Rent All Co., Ltd.                       85,500   3,092,444       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
 Industrials -- (Continued)
 #   Nissei ASB Machine Co., Ltd.             44,600 $  905,580       0.0%
     Nissei Corp.                             37,900    325,473       0.0%
     Nissei Plastic Industrial Co., Ltd.     241,800  1,930,578       0.1%
 #   Nissha Printing Co., Ltd.               156,900  2,529,746       0.1%
     Nisshinbo Holdings, Inc.                929,000  7,672,103       0.3%
     Nissin Corp.                            382,000    957,721       0.0%
 #   Nissin Electric Co., Ltd.               284,000  1,536,839       0.1%
     Nitta Corp.                             114,100  2,565,485       0.1%
     Nitto Boseki Co., Ltd.                  924,000  3,292,587       0.1%
 #   Nitto Kogyo Corp.                       160,400  2,804,252       0.1%
     Nitto Kohki Co., Ltd.                    68,900  1,293,509       0.1%
     Nitto Seiko Co., Ltd.                   145,000    486,118       0.0%
 #   Nittoc Construction Co., Ltd.           194,800    980,436       0.0%
 #   Nittoku Engineering Co., Ltd.            85,300    830,202       0.0%
     Noda Corp.                              158,100    602,244       0.0%
     Nomura Co., Ltd.                        222,800  2,135,420       0.1%
     Noritake Co., Ltd.                      614,000  1,411,757       0.1%
     Noritz Corp.                            197,200  3,645,752       0.2%
 #   NS United Kaiun Kaisha, Ltd.            604,000  1,507,444       0.1%
     Obara Group, Inc.                        78,800  2,870,490       0.1%
     Obayashi Road Corp.                     175,000  1,250,705       0.1%
     Odelic Co., Ltd.                         12,800    316,124       0.0%
 #   Oiles Corp.                             169,850  3,333,821       0.1%
     Okabe Co., Ltd.                         231,100  2,172,509       0.1%
 *   Okamoto Machine Tool Works, Ltd.        193,000    247,156       0.0%
     Okamura Corp.                           384,800  2,807,859       0.1%
 #   OKK Corp.                               437,000    615,461       0.0%
     OKUMA Corp.                             863,000  6,196,418       0.3%
     Okumura Corp.                           999,400  5,673,741       0.2%
     Onamba Co., Ltd.                          1,500      8,559       0.0%
 #   Onoken Co., Ltd.                         84,000    864,129       0.0%
     Organo Corp.                            225,000    965,581       0.0%
     OSG Corp.                               455,100  7,420,946       0.3%
 #   Outsourcing, Inc.                        54,800    787,735       0.0%
     Oyo Corp.                                96,400  1,709,004       0.1%
 #   Pasco Corp.                             124,000    387,703       0.0%
 #   Pasona Group, Inc.                      130,500    642,548       0.0%
 #   Penta-Ocean Construction Co., Ltd.    1,716,600  5,610,362       0.2%
     Pilot Corp.                              96,200  5,401,275       0.2%
 #   Prestige International, Inc.            101,800    880,146       0.0%
     Pronexus, Inc.                          133,200    877,639       0.0%
 #   PS Mitsubishi Construction Co., Ltd.    101,300    441,178       0.0%
 #   Raito Kogyo Co., Ltd.                   299,100  2,925,015       0.1%
 #   Rheon Automatic Machinery Co., Ltd.      81,000    374,447       0.0%
     Ryobi, Ltd.                             785,200  2,143,119       0.1%
     Sakai Heavy Industries, Ltd.            244,000    629,846       0.0%
 #   Sakai Moving Service Co., Ltd.           20,800    663,755       0.0%
 #*  Sanix, Inc.                             169,500    778,827       0.0%
 #   Sanki Engineering Co., Ltd.             306,200  2,139,306       0.1%
 #   Sanko Metal Industrial Co., Ltd.        136,000    311,396       0.0%
     Sankyo Tateyama, Inc.                   171,000  3,065,373       0.1%
     Sankyu, Inc.                          1,561,000  7,216,910       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
Industrials -- (Continued)
    Sanwa Holdings Corp.                    1,262,100 $8,751,418       0.4%
    Sanyo Denki Co., Ltd.                     250,000  1,787,836       0.1%
    Sanyo Engineering & Construction, Inc.     48,000    196,103       0.0%
    Sanyo Industries, Ltd.                     99,000    178,762       0.0%
    Sata Construction Co., Ltd.               427,000    565,108       0.0%
#   Sato Holdings Corp.                       125,900  3,316,007       0.1%
    Sato Shoji Corp.                           65,300    424,712       0.0%
    SBS Holdings, Inc.                         66,900    582,456       0.0%
    Secom Joshinetsu Co., Ltd.                 33,900    871,094       0.0%
    Seibu Electric Industry Co., Ltd.          67,000    290,376       0.0%
    Seika Corp.                               322,000    768,684       0.0%
#   Seikitokyu Kogyo Co., Ltd.                181,200  1,014,099       0.1%
    Seino Holdings Co., Ltd.                  315,000  2,469,854       0.1%
    Sekisui Jushi Corp.                       174,400  2,376,738       0.1%
#   Senko Co., Ltd.                           549,000  2,335,109       0.1%
#   Senshu Electric Co., Ltd.                  37,300    562,821       0.0%
    Shibusawa Warehouse Co., Ltd. (The)       265,000    884,882       0.0%
#   Shibuya Kogyo Co., Ltd.                    87,100  2,172,800       0.1%
#   Shima Seiki Manufacturing, Ltd.           164,800  2,654,992       0.1%
    Shin Nippon Air Technologies Co., Ltd.     88,780    722,906       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.    182,000    635,980       0.0%
    Shinmaywa Industries, Ltd.                531,000  4,768,952       0.2%
    Shinnihon Corp.                           194,800    683,768       0.0%
    Shinsho Corp.                             264,000    654,892       0.0%
    Shinwa Co., Ltd.                            8,400     97,881       0.0%
    Shoko Co., Ltd.                           406,000    602,605       0.0%
#   Showa Aircraft Industry Co., Ltd.          11,237    113,433       0.0%
    Sinfonia Technology Co., Ltd.             574,000    828,036       0.0%
    Sinko Industries, Ltd.                    105,000    948,289       0.0%
    Sintokogio, Ltd.                          268,700  1,866,266       0.1%
    Soda Nikka Co., Ltd.                       67,000    280,360       0.0%
#   Sodick Co., Ltd.                          144,300  1,166,723       0.1%
    Sotetsu Holdings, Inc.                    925,000  3,475,141       0.1%
    Space Co., Ltd.                            63,720    750,444       0.0%
#   Srg Takamiya Co., Ltd.                     40,400    546,712       0.0%
    Star Micronics Co., Ltd.                  221,600  3,369,799       0.1%
    Subaru Enterprise Co., Ltd.                55,000    215,288       0.0%
    Sugimoto & Co., Ltd.                       30,500    309,374       0.0%
    Sumitomo Densetsu Co., Ltd.               104,300  1,289,680       0.1%
#*  Sumitomo Mitsui Construction Co., Ltd.  4,600,900  5,505,290       0.2%
#   Sumitomo Precision Products Co., Ltd.     189,000    735,866       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        818,000  4,486,093       0.2%
#*  SWCC Showa Holdings Co., Ltd.           1,732,000  1,604,425       0.1%
    Tadano, Ltd.                               32,579    487,003       0.0%
    Taihei Dengyo Kaisha, Ltd.                167,000  1,363,336       0.1%
#   Taiheiyo Kouhatsu, Inc.                   407,000    341,337       0.0%
#   Taikisha, Ltd.                            165,100  3,668,933       0.2%
#   Takano Co., Ltd.                           49,400    269,984       0.0%
    Takaoka Toko Co., Ltd.                     44,820    649,556       0.0%
    Takara Printing Co., Ltd.                  34,055    240,548       0.0%
    Takara Standard Co., Ltd.                 516,000  4,213,884       0.2%
#   Takasago Thermal Engineering Co., Ltd.    328,800  4,243,555       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
Industrials -- (Continued)
#   Takashima & Co., Ltd.                                       214,000 $  448,777       0.0%
#   Takeei Corp.                                                114,500  1,084,811       0.1%
    Takeuchi Manufacturing Co., Ltd.                             69,300  2,912,980       0.1%
    Takigami Steel Construction Co., Ltd. (The)                  50,000    211,169       0.0%
#   Takisawa Machine Tool Co., Ltd.                             379,000    743,100       0.0%
#   Takuma Co., Ltd.                                            441,000  2,815,605       0.1%
#   Tanseisha Co., Ltd.                                         140,900  1,293,828       0.1%
#   Tatsuta Electric Wire and Cable Co., Ltd.                   283,600  1,434,041       0.1%
    TECHNO ASSOCIE Co., Ltd.                                     58,400    558,109       0.0%
    Techno Ryowa, Ltd.                                           71,390    314,342       0.0%
#   Teikoku Electric Manufacturing Co., Ltd.                     92,000  1,040,272       0.1%
    Teikoku Sen-I Co., Ltd.                                     105,100  2,576,388       0.1%
    Teraoka Seisakusho Co., Ltd.                                 53,600    182,186       0.0%
    Toa Corp.                                                 1,126,000  2,069,891       0.1%
    TOA ROAD Corp.                                              269,000    977,225       0.0%
#*  Tobishima Corp.                                           1,209,200  3,308,767       0.1%
    Tocalo Co., Ltd.                                             83,000  1,565,698       0.1%
    Toda Corp.                                                1,166,000  5,156,002       0.2%
    Toenec Corp.                                                212,000  1,128,459       0.1%
    TOKAI Holdings Corp.                                        525,700  2,560,837       0.1%
    Tokai Lease Co., Ltd.                                       154,000    274,726       0.0%
    Tokyo Energy & Systems, Inc.                                143,000  1,006,341       0.0%
#   Tokyo Keiki, Inc.                                           356,000    883,581       0.0%
#*  Tokyo Kikai Seisakusho, Ltd.                                256,000    185,141       0.0%
#   Tokyo Sangyo Co., Ltd.                                       81,000    315,346       0.0%
    Toli Corp.                                                  257,000    552,411       0.0%
    Tomoe Corp.                                                 156,400    608,420       0.0%
#   Tomoe Engineering Co., Ltd.                                  38,300    603,075       0.0%
    Tonami Holdings Co., Ltd.                                   331,000    706,316       0.0%
    Toppan Forms Co., Ltd.                                      307,200  2,897,331       0.1%
#   Torishima Pump Manufacturing Co., Ltd.                      116,900    886,389       0.0%
#   Toshiba Machine Co., Ltd.                                   682,000  2,710,227       0.1%
    Toshiba Plant Systems & Services Corp.                      237,550  3,976,179       0.2%
#   Tosho Printing Co., Ltd.                                    243,000    815,097       0.0%
    Totetsu Kogyo Co., Ltd.                                     148,400  3,361,707       0.1%
#   Toyo Construction Co., Ltd.                                 376,800  1,774,773       0.1%
    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.    213,000    766,779       0.0%
#   Toyo Engineering Corp.                                      653,400  3,346,466       0.1%
    Toyo Machinery & Metal Co., Ltd.                             75,000    299,420       0.0%
    Toyo Tanso Co., Ltd.                                         68,900  1,276,051       0.1%
#   Toyo Wharf & Warehouse Co., Ltd.                            334,000    638,704       0.0%
#   Trancom Co., Ltd.                                            42,400  1,771,882       0.1%
    Trinity Industrial Corp.                                     19,000     70,911       0.0%
    Trusco Nakayama Corp.                                       113,900  3,054,760       0.1%
    Trust Tech, Inc.                                             13,200    226,976       0.0%
    Tsubakimoto Chain Co.                                       854,700  6,742,103       0.3%
    Tsubakimoto Kogyo Co., Ltd.                                 117,000    318,511       0.0%
#*  Tsudakoma Corp.                                             303,000    407,498       0.0%
#   Tsugami Corp.                                               368,000  1,889,695       0.1%
    Tsukishima Kikai Co., Ltd.                                  128,700  1,444,580       0.1%
    Tsurumi Manufacturing Co., Ltd.                              94,000  1,557,494       0.1%
    TTK Co., Ltd.                                                62,000    250,765       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
Industrials -- (Continued)
    Uchida Yoko Co., Ltd.                      331,000 $  1,059,784       0.1%
#   Ueki Corp.                                 364,000      881,016       0.0%
#   Union Tool Co.                              64,700    1,669,116       0.1%
    Ushio, Inc.                                266,700    2,798,948       0.1%
    Utoc Corp.                                 101,600      463,450       0.0%
#   Wakachiku Construction Co., Ltd.         1,204,000    2,435,354       0.1%
    Wakita & Co., Ltd.                         224,500    2,243,327       0.1%
    Weathernews, Inc.                           37,900    1,035,720       0.1%
#   Yahagi Construction Co., Ltd.              161,000    1,218,882       0.1%
    YAMABIKO Corp.                              46,482    1,841,092       0.1%
    Yamato Corp.                                82,000      300,160       0.0%
    Yamaura Corp.                               16,200       58,999       0.0%
    Yamazen Corp.                              305,500    2,379,010       0.1%
    Yasuda Logistics Corp.                     100,100      899,977       0.0%
    Yokogawa Bridge Holdings Corp.             181,100    2,328,265       0.1%
    Yondenko Corp.                             132,800      481,601       0.0%
    Yuasa Trading Co., Ltd.                    104,600    1,973,059       0.1%
    Yuken Kogyo Co., Ltd.                      196,000      434,739       0.0%
#   Yumeshin Holdings Co., Ltd.                142,400    1,010,038       0.1%
    Yurtec Corp.                               256,000    1,423,592       0.1%
    Yusen Logistics Co., Ltd.                  109,900    1,108,489       0.1%
#   Zuiko Corp.                                 17,000      815,154       0.0%
                                                       ------------      ----
Total Industrials                                       738,154,022      29.5%
                                                       ------------      ----
Information Technology -- (10.0%)
    A&D Co., Ltd.                              123,700      584,618       0.0%
    Ai Holdings Corp.                          255,500    5,055,500       0.2%
    Aichi Tokei Denki Co., Ltd.                192,000      551,259       0.0%
#   Aiphone Co., Ltd.                           81,300    1,411,400       0.1%
    Allied Telesis Holdings K.K.               470,700      362,825       0.0%
    Alpha Systems, Inc.                         33,460      442,161       0.0%
#   Amano Corp.                                385,100    4,173,927       0.2%
    Anritsu Corp.                              865,700    6,702,549       0.3%
#   AOI Electronic Co., Ltd.                    27,700    1,306,661       0.1%
    Argo Graphics, Inc.                         23,300      421,309       0.0%
    Arisawa Manufacturing Co., Ltd.            190,300    1,395,988       0.1%
    Asahi Net, Inc.                             59,600      276,015       0.0%
    Axell Corp.                                 48,900      671,250       0.0%
#   Azbil Corp.                                187,600    4,524,063       0.2%
#   Bit-isle, Inc.                             123,100      526,346       0.0%
    Broadleaf Co., Ltd.                         64,100    1,013,110       0.1%
    CAC Holdings Corp.                          52,000      563,998       0.0%
    Canon Electronics, Inc.                    135,800    2,480,049       0.1%
#   Capcom Co., Ltd.                           300,100    4,662,740       0.2%
    Chino Corp.                                 38,200      420,900       0.0%
#*  CMK Corp.                                  263,200      656,677       0.0%
    Computer Engineering & Consulting, Ltd.     73,600      694,863       0.0%
    CONEXIO Corp.                              125,800    1,360,466       0.1%
    Core Corp.                                  11,100       81,267       0.0%
    Cresco, Ltd.                                24,000      312,470       0.0%
#   CROOZ, Inc.                                 32,000      586,853       0.0%
    Cybozu, Inc.                               115,700      387,063       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
Information Technology -- (Continued)
#   Dai-ichi Seiko Co., Ltd.                            55,600 $1,053,024       0.1%
#   Daishinku Corp.                                    193,000    602,112       0.0%
    Daito Electron Co., Ltd.                             5,900     25,826       0.0%
    Daiwabo Holdings Co., Ltd.                       1,220,000  2,225,353       0.1%
    Denki Kogyo Co., Ltd.                              258,000  1,349,193       0.1%
    DKK-Toa Corp.                                       38,200    199,124       0.0%
    DTS Corp.                                          122,900  2,528,468       0.1%
    Eizo Corp.                                         109,500  2,001,982       0.1%
    Elecom Co., Ltd.                                    51,600  1,108,434       0.1%
    Elematec Corp.                                      43,171    928,364       0.0%
    EM Systems Co., Ltd.                                18,500    285,976       0.0%
    Enplas Corp.                                        57,500  2,174,914       0.1%
    ESPEC Corp.                                        101,300    932,959       0.0%
    Excel Co., Ltd.                                     46,600    583,195       0.0%
#   F@N Communications, Inc.                           191,900  1,675,853       0.1%
    Faith, Inc.                                         27,910    255,986       0.0%
#*  FDK Corp.                                          682,000    904,661       0.0%
    Ferrotec Corp.                                     179,000    975,804       0.1%
#   Fuji Electronics Co., Ltd.                          55,100    658,065       0.0%
    Fuji Soft, Inc.                                    120,000  2,970,707       0.1%
    Fujitsu Frontech, Ltd.                              77,500  1,060,337       0.1%
    Furuno Electric Co., Ltd.                          115,000    944,430       0.0%
    Furuya Metal Co., Ltd.                              10,800    256,409       0.0%
    Future Architect, Inc.                             132,900    760,097       0.0%
#   GMO internet, Inc.                                 405,700  3,406,452       0.1%
#   GMO Payment Gateway, Inc.                           97,400  2,013,303       0.1%
#   Gree, Inc.                                          53,600    383,862       0.0%
#   Gurunavi, Inc.                                     177,800  2,436,441       0.1%
    Hakuto Co., Ltd.                                    85,700    842,340       0.0%
#   Hioki EE Corp.                                      45,400    699,898       0.0%
#   Hitachi Kokusai Electric, Inc.                     337,500  5,055,407       0.2%
#   Hochiki Corp.                                      143,000  1,197,684       0.1%
#   Hokuriku Electric Industry Co., Ltd.               496,000    757,371       0.0%
    Horiba, Ltd.                                       218,850  7,917,501       0.3%
#   Hosiden Corp.                                      264,400  1,433,385       0.1%
    I-Net Corp/Kanagawa                                 51,900    389,183       0.0%
    Icom, Inc.                                          47,900  1,179,268       0.1%
#   Ikegami Tsushinki Co., Ltd.                        318,000    350,411       0.0%
    Imagica Robot Holdings, Inc.                        53,800    232,569       0.0%
    Ines Corp.                                         202,300  1,674,962       0.1%
#   Infocom Corp.                                       82,700    636,430       0.0%
    Information Services International-Dentsu, Ltd.     78,100    827,416       0.0%
    Innotech Corp.                                      92,800    445,569       0.0%
#   Internet Initiative Japan, Inc.                    191,400  3,360,645       0.1%
#   Iriso Electronics Co., Ltd.                         49,700  3,386,507       0.1%
#   IT Holdings Corp.                                  519,701  8,491,586       0.4%
    Itfor, Inc.                                         56,300    238,323       0.0%
    Iwatsu Electric Co., Ltd.                          515,000    416,381       0.0%
    Japan Aviation Electronics Industry, Ltd.          254,600  5,044,342       0.2%
    Japan Digital Laboratory Co., Ltd.                  96,300  1,715,201       0.1%
#*  Japan Radio Co., Ltd.                              335,000  1,197,754       0.1%
    Jastec Co., Ltd.                                    55,800    439,716       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
Information Technology -- (Continued)
#   JBCC Holdings, Inc.                         88,000 $   608,608       0.0%
#*  Justsystems Corp.                          165,300   1,247,165       0.1%
#   Kaga Electronics Co., Ltd.                 116,400   1,340,816       0.1%
    Kanematsu Electronics, Ltd.                 74,100     959,064       0.1%
    Koa Corp.                                  196,800   1,745,601       0.1%
    Koei Tecmo Holdings Co., Ltd.              122,730   2,038,460       0.1%
    Kyoden Co., Ltd.                             1,300       2,334       0.0%
    Kyowa Electronics Instruments Co., Ltd.    139,000     579,120       0.0%
#   LAC Co., Ltd.                               85,100     667,226       0.0%
#   Lasertec Corp.                              23,500     294,025       0.0%
#*  Livesense, Inc.                             59,900     448,411       0.0%
#   Macnica, Inc.                               59,700   1,730,369       0.1%
    Marubun Corp.                               98,500     630,871       0.0%
    Maruwa Co., Ltd.                            53,800   1,593,866       0.1%
#   Marvelous, Inc.                            202,000   2,355,630       0.1%
    Megachips Corp.                            125,500   1,631,989       0.1%
#   Meiko Electronics Co., Ltd.                 99,100     336,226       0.0%
#   Melco Holdings, Inc.                        77,700   1,113,445       0.1%
#   Micronics Japan Co., Ltd.                   83,500   4,250,288       0.2%
    Mimasu Semiconductor Industry Co., Ltd.    102,381     921,080       0.0%
    Miraial Co., Ltd.                           30,700     472,694       0.0%
    Miroku Jyoho Service Co., Ltd.              99,500     550,662       0.0%
    Mitsubishi Research Institute, Inc.         27,600     627,098       0.0%
    Mitsui High-Tec, Inc.                      155,100     929,573       0.0%
#   Mitsumi Electric Co., Ltd.                 400,600   2,493,722       0.1%
    MTI, Ltd.                                   86,800     852,861       0.0%
#   Mutoh Holdings Co., Ltd.                   101,000     483,895       0.0%
    Nagano Keiki Co., Ltd.                       5,500      32,431       0.0%
    Nakayo, Inc.                               407,000   1,280,830       0.1%
    NEC Networks & System Integration Corp.    140,600   3,054,905       0.1%
#   NET One Systems Co., Ltd.                  541,100   3,154,000       0.1%
*   New Japan Radio Co., Ltd.                   99,000     442,083       0.0%
    Nichicon Corp.                             334,000   2,252,238       0.1%
    NIFTY Corp.                                 47,400     570,331       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                105,700     835,390       0.0%
    Nihon Unisys, Ltd.                         345,275   3,060,872       0.1%
#   Nippon Ceramic Co., Ltd.                    64,000     926,697       0.0%
*   Nippon Chemi-Con Corp.                     970,000   2,893,833       0.1%
#   Nippon Kodoshi Corp.                        10,700     118,584       0.0%
    Nippon Signal Co., Ltd. (The)              319,600   3,115,407       0.1%
    Nippon Systemware Co., Ltd.                 27,900     163,731       0.0%
    Nohmi Bosai, Ltd.                          135,000   1,927,980       0.1%
    Noritsu Koki Co., Ltd.                      79,000     439,079       0.0%
    NS Solutions Corp.                          99,500   3,063,024       0.1%
#   NSD Co., Ltd.                              164,800   2,430,440       0.1%
#   Nuflare Technology, Inc.                    19,000     868,200       0.0%
*   Ohara, Inc.                                 47,600     246,551       0.0%
#   Oizumi Corp.                                28,500     233,747       0.0%
    Okaya Electric Industries Co., Ltd.         73,000     258,638       0.0%
    Oki Electric Industry Co., Ltd.          4,385,000  10,188,368       0.4%
    ONO Sokki Co., Ltd.                         58,200     498,948       0.0%
    Optex Co., Ltd.                             70,500   1,238,952       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
Information Technology -- (Continued)
#   Origin Electric Co., Ltd.                      178,000 $  674,118       0.0%
#   Osaki Electric Co., Ltd.                       173,000  1,049,710       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.    114,800    617,729       0.0%
    Panasonic Information Systems                   15,400    413,349       0.0%
    PCA Corp.                                        2,500     31,817       0.0%
    Riken Keiki Co., Ltd.                           78,300    788,123       0.0%
    Riso Kagaku Corp.                               92,900  2,809,234       0.1%
    Roland DG Corp.                                 49,600  2,093,625       0.1%
    Ryoden Trading Co., Ltd.                       173,000  1,244,364       0.1%
    Ryosan Co., Ltd.                               189,600  4,007,609       0.2%
    Ryoyo Electro Corp.                            107,300  1,057,825       0.1%
    Sanken Electric Co., Ltd.                      680,000  5,340,727       0.2%
    Sanshin Electronics Co., Ltd.                  154,200  1,091,998       0.1%
    Satori Electric Co., Ltd.                       85,680    556,525       0.0%
    Saxa Holdings, Inc.                            307,000    435,170       0.0%
#   SCREEN Holdings Co., Ltd.                    1,267,000  6,905,771       0.3%
#   Shibaura Electronics Co., Ltd.                  22,700    495,650       0.0%
#   Shibaura Mechatronics Corp.                    206,000    660,875       0.0%
    Shindengen Electric Manufacturing Co., Ltd.    431,000  2,807,710       0.1%
#*  Shinkawa, Ltd.                                  59,000    295,088       0.0%
    Shinko Electric Industries Co., Ltd.           426,200  2,474,893       0.1%
    Shinko Shoji Co., Ltd.                         125,200  1,187,067       0.1%
    Shizuki Electric Co., Inc.                     103,000    470,908       0.0%
    Siix Corp.                                      95,600  1,660,190       0.1%
    SMK Corp.                                      370,000  1,486,554       0.1%
#   SMS Co., Ltd.                                   76,300  2,221,515       0.1%
#   Softbank Technology Corp.                       30,300    382,544       0.0%
*   Softbrain Co., Ltd.                            161,300    305,926       0.0%
    SRA Holdings                                    48,900    668,015       0.0%
    Sumida Corp.                                   107,349    761,253       0.0%
    Sun-Wa Technos Corp.                            29,400    302,465       0.0%
    Systena Corp.                                  120,000    905,832       0.0%
#   Tabuchi Electric Co., Ltd.                     143,900  1,263,075       0.1%
    Tachibana Eletech Co., Ltd.                     65,900    844,486       0.0%
#   Taiyo Yuden Co., Ltd.                          661,300  6,797,894       0.3%
#   Tamura Corp.                                   460,000  1,733,853       0.1%
#*  Teac Corp.                                     615,000    318,000       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                204,000    325,087       0.0%
    TKC Corp.                                      107,700  2,114,285       0.1%
#   Toko, Inc.                                     199,000    530,010       0.0%
#   Tokyo Electron Device, Ltd.                     37,200    483,290       0.0%
    Tokyo Seimitsu Co., Ltd.                       236,800  3,853,327       0.2%
    Tomen Devices Corp.                              2,400     38,160       0.0%
#   Tomen Electronics Corp.                         61,000    899,751       0.0%
    Tose Co., Ltd.                                  22,100    142,414       0.0%
    Toshiba TEC Corp.                              697,000  4,918,605       0.2%
    Toukei Computer Co., Ltd.                       26,810    388,163       0.0%
    Towa Corp.                                     126,200    728,608       0.0%
    Toyo Corp.                                     135,400  1,240,936       0.1%
#   Transcosmos, Inc.                              150,100  2,806,855       0.1%
    UKC Holdings Corp.                              65,700  1,069,004       0.1%
#*  Ulvac, Inc.                                    253,000  3,150,487       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
Information Technology -- (Continued)
    Uniden Corp.                                               377,000 $    778,884       0.0%
#   UT Holdings Co., Ltd.                                      195,000      922,789       0.0%
#   Vitec Co., Ltd.                                             20,100      135,856       0.0%
#   Wacom Co., Ltd.                                            909,600    3,489,945       0.2%
#   Wellnet Corp.                                               31,500      495,624       0.0%
    Y A C Co., Ltd.                                             31,000      165,533       0.0%
#   Yamaichi Electronics Co., Ltd.                             124,000      959,223       0.1%
    Yashima Denki Co., Ltd.                                     20,900      101,806       0.0%
    Yokowo Co., Ltd.                                            84,300      441,096       0.0%
#   Zappallas, Inc.                                             55,900      302,089       0.0%
#   Zuken, Inc.                                                 66,300      587,585       0.0%
                                                                       ------------      ----
Total Information Technology                                            286,688,764      11.4%
                                                                       ------------      ----
Materials -- (9.6%)
    Achilles Corp.                                             925,000    1,270,726       0.1%
    ADEKA Corp.                                                530,500    6,847,875       0.3%
#   Agro-Kanesho Co., Ltd.                                      25,000      203,298       0.0%
#   Aichi Steel Corp.                                          671,000    2,413,256       0.1%
    Alconix Corp.                                               52,400      694,337       0.0%
    Arakawa Chemical Industries, Ltd.                           85,900      879,820       0.0%
#   Araya Industrial Co., Ltd.                                 276,000      437,836       0.0%
#   Asahi Holdings, Inc.                                       152,750    2,542,854       0.1%
    Asahi Organic Chemicals Industry Co., Ltd.                 399,000      930,563       0.0%
    Asahi Printing Co., Ltd.                                       800       16,218       0.0%
    C Uyemura & Co., Ltd.                                       20,500      975,015       0.0%
    Carlit Holdings Co., Ltd.                                   69,600      364,769       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             568,000      920,329       0.0%
*   Chugai Mining Co., Ltd.                                  1,012,400      256,424       0.0%
    Chugoku Marine Paints, Ltd.                                348,000    2,750,154       0.1%
*   Co-Op Chemical Co., Ltd.                                   110,000      103,777       0.0%
    Dai Nippon Toryo Co., Ltd.                                 723,000    1,015,070       0.1%
#   Daido Steel Co., Ltd.                                      217,000      832,466       0.0%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      13,400      589,470       0.0%
#   Daiken Corp.                                               401,000      902,451       0.0%
    Daiki Aluminium Industry Co., Ltd.                         149,000      413,693       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    399,000    2,164,182       0.1%
    Daio Paper Corp.                                           538,500    4,627,609       0.2%
    Daiso Co., Ltd.                                            415,000    1,353,501       0.1%
    DC Co., Ltd.                                               113,900      526,337       0.0%
    Denki Kagaku Kogyo K.K.                                  1,559,000    5,092,467       0.2%
#   DKS Co., Ltd.                                              213,000      800,333       0.0%
    Dynapac Co., Ltd.                                           25,000       58,971       0.0%
#   Earth Chemical Co., Ltd.                                    79,400    2,911,658       0.1%
#   FP Corp.                                                   152,300    4,389,420       0.2%
#   Fuji Seal International, Inc.                              134,000    4,039,240       0.2%
    Fujikura Kasei Co., Ltd.                                   144,600      748,399       0.0%
    Fujimi, Inc.                                               108,700    1,493,634       0.1%
    Fujimori Kogyo Co., Ltd.                                    74,900    2,068,078       0.1%
#   Fumakilla, Ltd.                                             54,000      169,628       0.0%
    Fuso Chemical Co., Ltd.                                     32,500      346,304       0.0%
#   Godo Steel, Ltd.                                           899,000    1,248,197       0.1%
    Gun-Ei Chemical Industry Co., Ltd.                         285,000      880,916       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
Materials -- (Continued)
    Harima Chemicals Group, Inc.                 73,300 $  312,589       0.0%
    Hodogaya Chemical Co., Ltd.                 311,000    562,354       0.0%
    Hokkan Holdings, Ltd.                       283,000    725,595       0.0%
    Hokko Chemical Industry Co., Ltd.            95,000    320,655       0.0%
    Hokuetsu Kishu Paper Co., Ltd.              872,099  3,629,381       0.2%
    Honshu Chemical Industry Co., Ltd.           14,000    124,218       0.0%
#   Ihara Chemical Industry Co., Ltd.           211,000  2,138,566       0.1%
    Ise Chemical Corp.                           83,000    564,751       0.0%
#*  Ishihara Sangyo Kaisha, Ltd.              1,898,500  1,560,345       0.1%
#   Ishizuka Glass Co., Ltd.                    119,000    171,896       0.0%
    JCU Corp.                                    25,800  1,073,076       0.1%
#   JSP Corp.                                   103,900  1,647,423       0.1%
*   Kanto Denka Kogyo Co., Ltd.                 241,000    947,954       0.0%
    Katakura Chikkarin Co., Ltd.                 43,000     99,310       0.0%
    Kawakin Holdings Co., Ltd.                   11,000     26,571       0.0%
#   Kawasaki Kasei Chemicals, Ltd.               84,000    116,131       0.0%
#   Kimoto Co., Ltd.                            229,000    641,671       0.0%
    Koatsu Gas Kogyo Co., Ltd.                  163,493    869,779       0.0%
#   Kogi Corp.                                   55,000    119,048       0.0%
    Kohsoku Corp.                                61,900    513,380       0.0%
    Konishi Co., Ltd.                            88,500  1,527,472       0.1%
    Krosaki Harima Corp.                        270,000    582,264       0.0%
#   Kumiai Chemical Industry Co., Ltd.          271,000  1,666,705       0.1%
#   Kureha Corp.                                752,500  3,732,125       0.2%
    Kurimoto, Ltd.                              702,000  1,437,507       0.1%
#   Kyoei Steel, Ltd.                           104,800  1,744,319       0.1%
    Kyowa Leather Cloth Co., Ltd.                43,500    312,532       0.0%
    Lintec Corp.                                312,600  6,526,618       0.3%
    MEC Co., Ltd.                                91,900    938,078       0.0%
    Mitani Sekisan Co., Ltd.                     18,300    318,332       0.0%
*   Mitsubishi Paper Mills, Ltd.              1,678,000  1,297,812       0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.    856,000  1,891,979       0.1%
    Mitsui Mining & Smelting Co., Ltd.        3,666,000  9,724,344       0.4%
#   MORESCO Corp.                                40,000    650,590       0.0%
    Mory Industries, Inc.                       156,000    597,715       0.0%
*   Nakayama Steel Works, Ltd.                  694,000    500,881       0.0%
    Neturen Co., Ltd.                           163,900  1,172,579       0.1%
#*  New Japan Chemical Co., Ltd.                182,300    376,687       0.0%
    Nichia Steel Works, Ltd.                    169,900    514,566       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                73,000    489,967       0.0%
    Nihon Nohyaku Co., Ltd.                     261,700  2,663,565       0.1%
    Nihon Parkerizing Co., Ltd.                 275,800  6,583,269       0.3%
    Nihon Yamamura Glass Co., Ltd.              491,000    742,602       0.0%
#   Nippon Carbide Industries Co., Inc.         447,000    918,566       0.0%
#*  Nippon Chemical Industrial Co., Ltd.        491,000    723,523       0.0%
    Nippon Chutetsukan K.K.                     113,000    249,155       0.0%
#   Nippon Concrete Industries Co., Ltd.        209,000  1,249,905       0.1%
#   Nippon Denko Co., Ltd.                      672,414  1,688,928       0.1%
    Nippon Fine Chemical Co., Ltd.               85,600    659,430       0.0%
    Nippon Kasei Chemical Co., Ltd.             192,000    246,516       0.0%
*   Nippon Kinzoku Co., Ltd.                    285,000    395,614       0.0%
#*  Nippon Koshuha Steel Co., Ltd.              458,000    468,846       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                        --------- ---------- ---------------
Materials -- (Continued)
    Nippon Light Metal Holdings Co., Ltd.               3,320,900 $4,904,631       0.2%
    Nippon Pillar Packing Co., Ltd.                       117,000    929,194       0.0%
    Nippon Soda Co., Ltd.                                 896,000  5,102,254       0.2%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)    289,000  1,764,530       0.1%
#   Nippon Valqua Industries, Ltd.                        476,000  1,298,743       0.1%
#*  Nippon Yakin Kogyo Co., Ltd.                          789,800  2,039,735       0.1%
#   Nisshin Steel Co., Ltd.                               588,292  5,492,891       0.2%
#   Nitta Gelatin, Inc.                                    18,200    138,203       0.0%
    Nittetsu Mining Co., Ltd.                             375,000  1,421,627       0.1%
#   Nitto FC Co., Ltd.                                     65,700    381,349       0.0%
    NOF Corp.                                             895,000  5,931,354       0.2%
    Okamoto Industries, Inc.                              414,000  1,644,651       0.1%
    Okura Industrial Co., Ltd.                            305,000  1,040,900       0.1%
    Osaka Organic Chemical Industry, Ltd.                  66,000    285,572       0.0%
    Osaka Steel Co., Ltd.                                  83,200  1,493,133       0.1%
#   OSAKA Titanium Technologies Co., Ltd.                 115,400  2,244,194       0.1%
#*  Pacific Metals Co., Ltd.                              951,000  3,008,598       0.1%
    Pack Corp. (The)                                       79,200  1,636,003       0.1%
#*  Rasa Industries, Ltd.                                 468,000    570,820       0.0%
#   Rengo Co., Ltd.                                     1,352,000  5,951,576       0.2%
    Riken Technos Corp.                                   209,500    925,113       0.0%
    Sakai Chemical Industry Co., Ltd.                     561,000  1,690,083       0.1%
    Sakata INX Corp.                                      242,000  2,476,373       0.1%
    Sanyo Chemical Industries, Ltd.                       359,000  2,238,443       0.1%
    Sanyo Special Steel Co., Ltd.                         661,300  2,269,651       0.1%
    Sekisui Plastics Co., Ltd.                            259,000    702,223       0.0%
    Shikoku Chemicals Corp.                               239,000  1,656,588       0.1%
    Shin-Etsu Polymer Co., Ltd.                           195,800    916,181       0.0%
    Shinagawa Refractories Co., Ltd.                      257,000    632,718       0.0%
#   Shinko Wire Co., Ltd.                                 184,000    287,550       0.0%
    Stella Chemifa Corp.                                   53,600    669,060       0.0%
    Sumitomo Bakelite Co., Ltd.                         1,260,000  4,958,634       0.2%
#   Sumitomo Osaka Cement Co., Ltd.                     2,682,000  8,383,958       0.3%
#   Sumitomo Seika Chemicals Co., Ltd.                    281,000  1,723,834       0.1%
    T Hasegawa Co., Ltd.                                  128,000  1,965,806       0.1%
#   T&K Toka Co., Ltd.                                     37,500    838,114       0.0%
#   Taisei Lamick Co., Ltd.                                27,600    674,707       0.0%
    Taiyo Holdings Co., Ltd.                              102,700  3,346,849       0.1%
    Takasago International Corp.                          436,000  2,086,551       0.1%
    Takiron Co., Ltd.                                     304,000  1,507,635       0.1%
*   Tanaka Chemical Corp.                                   1,100      4,301       0.0%
    Tayca Corp.                                           165,000    656,319       0.0%
    Tenma Corp.                                            81,900  1,139,852       0.1%
#   Toagosei Co., Ltd.                                  1,354,000  5,917,560       0.2%
#*  Toda Kogyo Corp.                                      220,000    807,085       0.0%
    Toho Zinc Co., Ltd.                                   801,000  2,743,309       0.1%
    Tokai Carbon Co., Ltd.                              1,277,000  3,331,125       0.1%
    Tokushu Tokai Paper Co., Ltd.                         551,580  1,284,617       0.1%
    Tokuyama Corp.                                      2,222,000  6,495,139       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                            147,300  4,154,384       0.2%
*   Tokyo Rope Manufacturing Co., Ltd.                    475,000    738,371       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                   654,900  3,513,143       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
Materials -- (Continued)
      Tokyo Tekko Co., Ltd.                      240,000 $    1,103,305        0.1%
      Tomoegawa Co., Ltd.                        125,000        213,905        0.0%
      Tomoku Co., Ltd.                           331,000        860,840        0.0%
      Topy Industries, Ltd.                    1,152,000      2,227,261        0.1%
      Toyo Ink SC Holdings Co., Ltd.           1,109,000      5,115,245        0.2%
      Toyo Kohan Co., Ltd.                       291,000      1,679,882        0.1%
      Toyobo Co., Ltd.                         5,435,000      7,823,086        0.3%
      TYK Corp.                                  138,000        251,730        0.0%
#     UACJ Corp.                               1,488,415      5,483,505        0.2%
#     Ube Industries, Ltd.                     1,424,000      2,204,800        0.1%
      Wood One Co., Ltd.                         169,000        433,769        0.0%
      Yodogawa Steel Works, Ltd.                 744,500      2,913,147        0.1%
      Yotai Refractories Co., Ltd.                 4,000         13,599        0.0%
      Yuki Gosei Kogyo Co., Ltd.                  64,000        143,692        0.0%
      Yushiro Chemical Industry Co., Ltd.         62,500        787,587        0.0%
                                                         --------------      -----
Total Materials                                             276,307,546       11.0%
                                                         --------------      -----
Telecommunication Services -- (0.1%)
#*    Japan Communications, Inc.                 732,100      3,208,535        0.1%
      Okinawa Cellular Telephone Co.              40,700      1,100,874        0.1%
                                                         --------------      -----
Total Telecommunication Services                              4,309,409        0.2%
                                                         --------------      -----
Utilities -- (0.4%)
#     Hokkaido Gas Co., Ltd.                     265,000        685,367        0.0%
      Hokuriku Gas Co., Ltd.                      99,000        240,150        0.0%
      K&O Energy Group, Inc.                      77,500        978,642        0.1%
#     Kyoei Sangyo Co., Ltd.                      97,000        187,514        0.0%
      Okinawa Electric Power Co., Inc. (The)      93,671      2,856,665        0.1%
      Saibu Gas Co., Ltd.                      1,835,000      4,469,689        0.2%
      Shizuoka Gas Co., Ltd.                     307,000      2,011,490        0.1%
                                                         --------------      -----
Total Utilities                                              11,429,517        0.5%
                                                         --------------      -----
TOTAL COMMON STOCKS                                       2,488,894,536       99.3%
                                                         --------------      -----

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@  DFA Short Term Investment Fund          32,591,293    377,081,264       15.1%
                                                         --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,741,341,199)                                   $2,865,975,800      114.4%
                                                         ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
 Consumer Discretionary        $  4,646,036 $  507,244,072   --    $  511,890,108
 Consumer Staples                   803,849    218,306,918   --       219,110,767
 Energy                                  --     25,847,200   --        25,847,200
 Financials                      10,448,978    282,149,842   --       292,598,820
 Health Care                             --    122,558,383   --       122,558,383
 Industrials                             --    738,154,022   --       738,154,022
 Information Technology                  --    286,688,764   --       286,688,764
 Materials                               --    276,307,546   --       276,307,546
 Telecommunication Services              --      4,309,409   --         4,309,409
 Utilities                               --     11,429,517   --        11,429,517
Securities Lending Collateral            --    377,081,264   --       377,081,264
                               ------------ --------------   --    --------------
TOTAL                          $15,898,863  $2,850,076,937   --    $2,865,975,800
                               ============ ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
COMMON STOCKS -- (78.7%)
AUSTRALIA -- (41.6%)
*   AAT Corp., Ltd.                                     99 $        --       0.0%
*   ABM Resources NL                               289,660      84,117       0.0%
#   Acrux, Ltd.                                    563,561     540,530       0.0%
#   Adelaide Brighton, Ltd.                      3,634,701  10,838,815       0.8%
#*  Aditya Birla Minerals, Ltd.                    837,590     171,371       0.0%
*   AED Oil, Ltd.                                  363,401          --       0.0%
#   Ainsworth Game Technology, Ltd.                794,467   2,131,485       0.2%
#*  AJ Lucas Group, Ltd.                           317,969     198,649       0.0%
#*  Alchemia, Ltd.                                 321,672      28,101       0.0%
#*  Alkane Resources, Ltd.                       1,255,636     249,690       0.0%
*   Alliance Resources, Ltd.                       399,488      62,796       0.0%
#   ALS, Ltd.                                      332,003   1,644,206       0.1%
    Altium, Ltd.                                   133,544     362,014       0.0%
*   Altona Mining, Ltd.                          1,108,169     235,830       0.0%
    AMA Group, Ltd.                                 15,236       4,250       0.0%
    Amalgamated Holdings, Ltd.                     473,425   4,183,855       0.3%
#   Amcom Telecommunications, Ltd.               2,226,058   4,371,704       0.3%
    Ansell, Ltd.                                   544,496   9,550,805       0.7%
#*  Antares Energy, Ltd.                         1,241,797     470,604       0.0%
#   AP Eagers, Ltd.                                241,566   1,199,646       0.1%
*   APN News & Media, Ltd.                       4,664,532   3,027,535       0.2%
#*  Aquarius Platinum, Ltd.                      5,108,664   1,359,499       0.1%
*   Arafura Resources, Ltd.                        226,113      11,892       0.0%
#   ARB Corp., Ltd.                                461,424   5,352,545       0.4%
#   Aristocrat Leisure, Ltd.                     3,124,863  17,765,461       1.2%
    Arrium, Ltd.                                18,479,966   5,486,515       0.4%
#*  ASG Group, Ltd.                                861,261     577,044       0.0%
*   Atlantic, Ltd.                                  21,276       1,229       0.0%
#   Atlas Iron, Ltd.                             6,063,469   1,815,006       0.1%
*   Aurelia Metals, Ltd.                           104,200      27,548       0.0%
#   Ausdrill, Ltd.                               1,773,892     959,382       0.1%
#*  Ausenco, Ltd.                                  769,338     347,952       0.0%
*   Austal, Ltd.                                 1,182,442   1,334,880       0.1%
#   Austbrokers Holdings, Ltd.                     234,374   2,109,845       0.2%
#   Austin Engineering, Ltd.                       279,815     283,566       0.0%
#*  Australian Agricultural Co., Ltd.            2,421,174   2,994,135       0.2%
#   Australian Pharmaceutical Industries, Ltd.   2,474,051   1,763,096       0.1%
    Australian Vintage, Ltd.                     4,096,187   1,436,851       0.1%
    Automotive Holdings Group, Ltd.              1,507,514   5,082,482       0.4%
#*  Avanco Resources, Ltd.                       2,444,368     192,878       0.0%
    Aveo Group                                      31,857      58,069       0.0%
    AVJennings, Ltd.                             7,259,050   4,035,646       0.3%
*   AWE, Ltd.                                    3,455,857   5,357,153       0.4%
#*  Bandanna Energy, Ltd.                          337,935      18,735       0.0%
#   BC Iron, Ltd.                                1,037,294     982,871       0.1%
#   Beach Energy, Ltd.                           9,353,942   9,675,702       0.7%
#*  Beadell Resources, Ltd.                      2,420,844     543,237       0.0%
#   Bega Cheese, Ltd.                              476,491   2,170,120       0.2%
#   Bentham IMF, Ltd.                              678,618   1,226,781       0.1%
*   Berkeley Resources, Ltd.                       434,006      93,188       0.0%
#*  Billabong International, Ltd.                3,896,307   2,272,369       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Bionomics, Ltd.                              159,035 $    75,578       0.0%
#   Blackmores, Ltd.                              84,193   2,429,219       0.2%
*   BlueScope Steel, Ltd.                      1,945,699   9,070,776       0.6%
#*  Boart Longyear, Ltd.                       2,737,139     583,578       0.0%
*   Boom Logistics, Ltd.                         986,820     131,476       0.0%
*   Boulder Steel, Ltd.                            3,599         437       0.0%
#   Bradken, Ltd.                              1,278,641   4,361,692       0.3%
#   Breville Group, Ltd.                         762,269   4,577,118       0.3%
#   Brickworks, Ltd.                             178,923   2,137,157       0.2%
    BT Investment Management, Ltd.               568,482   3,131,778       0.2%
#*  Buccaneer Energy, Ltd.                     3,283,586       5,779       0.0%
#*  Buru Energy, Ltd.                            292,049     176,189       0.0%
#   Cabcharge Australia, Ltd.                    888,851   3,876,234       0.3%
    Calliden Group, Ltd.                         389,687     159,989       0.0%
#   Cape Lambert Resources, Ltd.                 726,958      66,416       0.0%
*   Capral, Ltd.                                  58,499       6,365       0.0%
#   Cardno, Ltd.                               1,123,192   5,515,756       0.4%
#*  Carnarvon Petroleum, Ltd.                  5,245,194   1,027,623       0.1%
*   Carnegie Wave Energy, Ltd.                   563,165      25,536       0.0%
#   carsales.com, Ltd.                         1,736,291  16,384,267       1.1%
#   Cash Converters International, Ltd.        2,213,222   2,122,860       0.2%
*   CDS Technologies, Ltd.                        13,276          --       0.0%
#   Cedar Woods Properties, Ltd.                 316,495   1,927,935       0.1%
*   Centrebet International, Ltd. Claim Units     81,336          --       0.0%
    Challenger, Ltd.                             137,523     845,857       0.1%
#   Chandler Macleod Group, Ltd.                 528,695     165,620       0.0%
*   ChemGenex Pharmaceuticals, Ltd.              115,291          --       0.0%
#*  Clinuvel Pharmaceuticals, Ltd.                48,821     161,717       0.0%
    Clover Corp., Ltd.                           434,207     146,347       0.0%
*   Coal of Africa, Ltd.                         668,800      31,027       0.0%
#*  Coalspur Mines, Ltd.                          39,320         811       0.0%
*   Cockatoo Coal, Ltd.                        6,931,645      85,050       0.0%
#   Codan, Ltd.                                  400,153     280,524       0.0%
*   Coffey International, Ltd.                 1,048,636     279,297       0.0%
#   Collection House, Ltd.                     1,996,126   3,616,108       0.3%
    Collins Foods, Ltd.                          274,220     539,224       0.0%
*   Comet Ridge, Ltd.                             15,204       1,739       0.0%
*   Cooper Energy, Ltd.                          336,842     122,069       0.0%
    Corporate Travel Management, Ltd.            164,264   1,306,705       0.1%
    Coventry Group, Ltd.                         144,778     313,621       0.0%
#   Credit Corp. Group, Ltd.                     110,382     937,582       0.1%
#   Crowe Horwath Australasia, Ltd.            1,365,816     615,706       0.0%
    CSG, Ltd.                                    787,944     848,154       0.1%
    CSR, Ltd.                                  3,291,003  10,072,540       0.7%
    CTI Logistics, Ltd.                            7,200      10,900       0.0%
#*  Cudeco, Ltd.                                 399,317     486,912       0.0%
*   Cue Energy Resources, Ltd.                 1,378,665     117,807       0.0%
#   Data#3, Ltd.                                 573,106     336,852       0.0%
#   Decmil Group, Ltd.                           893,550   1,403,638       0.1%
*   Devine, Ltd.                                 497,498     436,972       0.0%
#   Domino's Pizza Enterprises, Ltd.             249,055   5,936,164       0.4%
#   Downer EDI, Ltd.                           2,989,518  12,624,250       0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Dragon Mining, Ltd.                      76,113 $     6,028       0.0%
#*  Drillsearch Energy, Ltd.              3,446,607   3,599,146       0.3%
    DUET Group                              611,176   1,322,922       0.1%
    DuluxGroup, Ltd.                      3,082,903  14,569,397       1.0%
#   DWS, Ltd.                               382,927     379,513       0.0%
#   Echo Entertainment Group, Ltd.        4,331,523  14,543,934       1.0%
*   EHG Corp., Ltd.                             482          --       0.0%
#*  Elders, Ltd.                          2,271,874     339,582       0.0%
#*  Emeco Holdings, Ltd.                  3,582,494     580,875       0.0%
*   Empire Oil & Gas NL                     922,161       5,083       0.0%
#*  Energy Resources of Australia, Ltd.   1,169,153   1,310,873       0.1%
#*  Energy World Corp., Ltd.              4,308,665   1,337,784       0.1%
*   Enero Group, Ltd.                        12,387      11,663       0.0%
#*  Equatorial Resources, Ltd.               92,971      21,952       0.0%
#   Equity Trustees, Ltd.                    14,779     252,043       0.0%
    ERM Power, Ltd.                         596,966     958,897       0.1%
    Ethane Pipeline Income Fund             182,912     186,361       0.0%
    Euroz, Ltd.                              96,605      95,965       0.0%
#   Evolution Mining, Ltd.                2,670,374   1,409,957       0.1%
    Fairfax Media, Ltd.                  14,676,907  10,549,342       0.7%
    Fantastic Holdings, Ltd.                335,900     513,563       0.0%
#*  FAR, Ltd.                             8,139,266     718,318       0.1%
    Finbar Group, Ltd.                      128,055     159,811       0.0%
#   Fleetwood Corp., Ltd.                   406,195     620,917       0.1%
#   FlexiGroup, Ltd.                        620,491   1,959,673       0.1%
*   Flinders Mines, Ltd.                  7,896,335     138,114       0.0%
#*  Focus Minerals, Ltd.                 19,167,915     167,176       0.0%
    Funtastic, Ltd.                          14,936         705       0.0%
#   G8 Education, Ltd.                      556,377   2,458,451       0.2%
#*  Galaxy Resources, Ltd.                  760,450      25,427       0.0%
    Gazal Corp., Ltd.                        75,960     181,246       0.0%
#*  Geodynamics, Ltd.                        69,571       2,673       0.0%
#*  Gindalbie Metals, Ltd.                2,927,610      75,658       0.0%
*   Global Construction Services, Ltd.        4,832       1,874       0.0%
    Goodman Fielder, Ltd.                10,646,991   6,025,166       0.4%
#   GrainCorp, Ltd. Class A               1,240,760   9,596,665       0.7%
#   Grange Resources, Ltd.                1,724,297     208,086       0.0%
#   Greencross, Ltd.                         99,823     753,760       0.1%
#*  Greenland Minerals & Energy, Ltd.       796,390      53,250       0.0%
#*  Gryphon Minerals, Ltd.                1,931,531     146,445       0.0%
#   GUD Holdings, Ltd.                      688,478   4,357,893       0.3%
#*  Gunns, Ltd.                           2,872,620          --       0.0%
#   GWA Group, Ltd.                       2,101,701   5,058,626       0.4%
    Hansen Technologies, Ltd.                26,098      35,950       0.0%
#   HFA Holdings, Ltd.                      260,589     317,652       0.0%
*   Highlands Pacific, Ltd.               2,162,681      90,459       0.0%
*   Hillgrove Resources, Ltd.               200,146      96,338       0.0%
#   Hills, Ltd.                           1,315,510   1,540,303       0.1%
#*  Horizon Oil, Ltd.                     6,888,387   1,804,088       0.1%
*   Icon Energy, Ltd.                     1,135,301     120,129       0.0%
*   IDM International, Ltd.                  23,969          --       0.0%
#   iiNET, Ltd.                           1,110,524   7,836,764       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Imdex, Ltd.                            1,225,370 $   648,842       0.1%
    Independence Group NL                  1,827,105   7,316,662       0.5%
#*  Indophil Resources NL                  3,118,946     757,730       0.1%
#*  Infigen Energy                         2,081,316     490,607       0.0%
    Infomedia, Ltd.                        1,965,388   2,072,407       0.1%
    Integrated Research, Ltd.                336,657     290,722       0.0%
#*  Intrepid Mines, Ltd.                   1,794,707     348,600       0.0%
#   Invocare, Ltd.                           894,310   9,542,450       0.7%
#   IOOF Holdings, Ltd.                    1,906,008  15,203,012       1.1%
#   Iress, Ltd.                            1,080,718   9,403,408       0.7%
*   iSelect, Ltd.                             36,578      44,632       0.0%
#   JB Hi-Fi, Ltd.                           860,733  11,852,634       0.8%
    Jumbo Interactive, Ltd.                   95,098     100,345       0.0%
*   Jupiter Mines, Ltd.                      405,443      74,926       0.0%
    K&S Corp., Ltd.                          250,643     338,656       0.0%
*   Kangaroo Resources, Ltd.                 281,470       2,477       0.0%
#*  Karoon Gas Australia, Ltd.               759,802   1,984,868       0.1%
#*  Kingsgate Consolidated, Ltd.           1,768,531   1,128,322       0.1%
*   Kingsrose Mining, Ltd.                   760,046     239,898       0.0%
*   Lednium, Ltd.                            195,019          --       0.0%
#*  Liquefied Natural Gas, Ltd.              366,175   1,219,885       0.1%
    LogiCamms, Ltd.                           38,305      26,246       0.0%
#*  Lonestar Resources, Ltd.               1,156,166     355,848       0.0%
    Lycopodium, Ltd.                          80,228     113,396       0.0%
#*  Lynas Corp., Ltd.                      3,390,978     194,426       0.0%
#   M2 Group, Ltd.                         1,270,142   8,813,121       0.6%
    MACA, Ltd.                               603,625     689,334       0.1%
*   Macmahon Holdings, Ltd.                6,319,933     549,291       0.0%
#   Macquarie Atlas Roads Group              544,465   1,457,137       0.1%
    Macquarie Telecom Group, Ltd.             35,019     164,488       0.0%
#   Magellan Financial Group, Ltd.           439,175   5,213,477       0.4%
*   Matrix Composites & Engineering, Ltd.    167,126     130,978       0.0%
#*  Maverick Drilling & Exploration, Ltd.    907,264     141,822       0.0%
#   MaxiTRANS Industries, Ltd.               942,578     510,924       0.0%
#*  Mayne Pharma Group, Ltd.               2,931,895   1,961,047       0.1%
#   McMillan Shakespeare, Ltd.               419,281   3,967,650       0.3%
    McPherson's, Ltd.                        473,986     512,722       0.0%
#*  Medusa Mining, Ltd.                    1,214,094     635,699       0.1%
    Melbourne IT, Ltd.                       454,822     559,200       0.0%
#*  MEO Australia, Ltd.                      681,039      11,830       0.0%
    Mermaid Marine Australia, Ltd.         2,253,544   3,688,824       0.3%
#*  Mesoblast, Ltd.                           99,585     368,685       0.0%
#*  Metals X, Ltd.                         1,428,029     259,824       0.0%
#   Metcash, Ltd.                          4,422,950  11,046,633       0.8%
*   Metgasco, Ltd.                            48,452       2,432       0.0%
*   Metminco, Ltd.                           319,401       3,046       0.0%
    Mincor Resources NL                    1,076,331     585,351       0.0%
#*  Mineral Deposits, Ltd.                   466,063     560,857       0.0%
#   Mineral Resources, Ltd.                1,202,488   9,013,856       0.6%
#*  Molopo Energy, Ltd.                    1,186,993     168,383       0.0%
#   Monadelphous Group, Ltd.                 707,732   7,849,897       0.5%
*   Morning Star Gold NL                     332,749       6,149       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Mortgage Choice, Ltd.                    695,144 $ 1,609,425       0.1%
#   Mount Gibson Iron, Ltd.                4,616,924   1,834,538       0.1%
#   Myer Holdings, Ltd.                    4,168,808   7,079,608       0.5%
#   MyState, Ltd.                            171,461     691,629       0.1%
*   Nanosonics, Ltd.                         125,464     108,180       0.0%
#   Navitas, Ltd.                          1,467,242   6,856,774       0.5%
#*  Nearmap, Ltd.                            760,353     462,832       0.0%
#   New Hope Corp., Ltd.                     139,183     275,459       0.0%
#*  Newsat, Ltd.                           1,680,867     281,940       0.0%
#*  Nexus Energy, Ltd.                     6,106,883      52,397       0.0%
#   NIB Holdings, Ltd.                     2,712,998   7,818,566       0.5%
    Nick Scali, Ltd.                         170,701     419,536       0.0%
#*  Noble Mineral Resources, Ltd.            405,717          --       0.0%
*   Northern Iron, Ltd.                      692,729      30,950       0.0%
#   Northern Star Resources, Ltd.          4,948,523   4,772,506       0.3%
#   NRW Holdings, Ltd.                     1,922,096   1,286,583       0.1%
#   Nufarm, Ltd.                           1,162,706   5,072,682       0.4%
    Oakton, Ltd.                             394,790     657,199       0.1%
*   OM Holdings, Ltd.                         29,193      11,124       0.0%
#*  Orocobre, Ltd.                           401,382     970,491       0.1%
#   OrotonGroup, Ltd.                        131,885     440,328       0.0%
*   Otto Energy, Ltd.                      1,936,175     163,454       0.0%
#   OZ Minerals, Ltd.                      2,263,016   7,776,456       0.5%
#   Pacific Brands, Ltd.                   6,272,734   2,606,601       0.2%
#*  Paladin Energy, Ltd.                   6,066,325   1,739,634       0.1%
*   Pan Pacific Petroleum NL                 154,402       5,806       0.0%
    PanAust, Ltd.                          3,208,104   4,864,720       0.3%
    Panoramic Resources, Ltd.              1,834,198     978,092       0.1%
#*  PaperlinX, Ltd.                        2,360,419     125,581       0.0%
    Patties Foods, Ltd.                       42,099      48,081       0.0%
    Peet, Ltd.                             1,530,686   1,633,120       0.1%
*   Peninsula Energy, Ltd.                 5,178,834     112,198       0.0%
#   Perpetual, Ltd.                          359,597  14,703,016       1.0%
#*  Perseus Mining, Ltd.                   3,129,961     853,853       0.1%
*   Pharmaxis, Ltd.                          117,873       5,794       0.0%
*   Phosphagenics, Ltd.                    1,842,963     127,832       0.0%
#*  Platinum Australia, Ltd.               1,442,661       7,617       0.0%
*   Pluton Resources, Ltd.                    20,710         620       0.0%
*   PMP, Ltd.                              2,395,607   1,020,672       0.1%
#*  Poseidon Nickel, Ltd.                    496,461      71,200       0.0%
    Premier Investments, Ltd.                573,267   5,439,238       0.4%
#*  Prima Biomed, Ltd.                     2,194,242      75,776       0.0%
    Primary Health Care, Ltd.              3,240,864  13,281,170       0.9%
#   Prime Media Group, Ltd.                2,068,874   1,557,931       0.1%
    Programmed Maintenance Services, Ltd.    773,591   1,770,966       0.1%
*   Qantas Airways, Ltd.                   4,914,897   7,343,406       0.5%
#   Qube Holdings, Ltd.                    1,151,399   2,490,692       0.2%
*   Quickstep Holdings, Ltd.                 255,575      49,415       0.0%
#*  Ramelius Resources, Ltd.                 872,209      36,075       0.0%
#*  Range Resources, Ltd.                  1,456,711      19,641       0.0%
#   RCG Corp., Ltd.                          153,013      82,770       0.0%
    RCR Tomlinson, Ltd.                    1,086,285   2,609,561       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   REA Group, Ltd.                                  93,073 $ 3,726,744       0.3%
#   Reckon, Ltd.                                    366,718     591,031       0.0%
*   Red 5, Ltd.                                       9,022         646       0.0%
#*  Red Fork Energy, Ltd.                         2,658,133      52,013       0.0%
    Redflex Holdings, Ltd.                          377,855     385,305       0.0%
    Reece Australia, Ltd.                           238,257   6,983,909       0.5%
#   Regis Resources, Ltd.                         2,528,651   3,070,793       0.2%
#   Reject Shop, Ltd. (The)                         237,473   1,732,537       0.1%
#*  Resolute Mining, Ltd.                         4,105,110   1,155,999       0.1%
*   Resource Generation, Ltd.                       338,381      37,929       0.0%
#   Retail Food Group, Ltd.                         882,160   4,331,301       0.3%
#*  Rex Minerals, Ltd.                              469,315      90,932       0.0%
    Ridley Corp., Ltd.                            1,357,526   1,050,710       0.1%
*   RiverCity Motorway Group                      1,563,354          --       0.0%
*   Roc Oil Co., Ltd.                             6,490,268   3,897,134       0.3%
*   RungePincockMinarco, Ltd.                        30,702      16,499       0.0%
#   Ruralco Holdings, Ltd.                          119,306     365,633       0.0%
    SAI Global, Ltd.                              1,590,543   5,757,297       0.4%
#   Salmat, Ltd.                                    664,807     802,138       0.1%
#*  Samson Oil & Gas, Ltd.                        7,175,499     110,503       0.0%
#   Sandfire Resources NL                           558,540   2,771,581       0.2%
*   Saracen Mineral Holdings, Ltd.                5,262,040   1,319,719       0.1%
    Schaffer Corp., Ltd.                             33,766     172,002       0.0%
#   Sedgman, Ltd.                                   452,719     196,459       0.0%
#   Select Harvests, Ltd.                           465,355   2,583,544       0.2%
#*  Senex Energy, Ltd.                            6,628,560   3,173,311       0.2%
#   Servcorp, Ltd.                                  316,662   1,451,943       0.1%
*   Service Stream, Ltd.                          1,693,203     268,203       0.0%
#   Seven Group Holdings, Ltd.                      551,384   3,326,237       0.2%
#   Seven West Media, Ltd.                        4,212,289   6,369,076       0.4%
    Seymour Whyte, Ltd.                               8,690      11,456       0.0%
    Sigma Pharmaceuticals, Ltd.                   7,443,934   5,071,685       0.4%
#*  Silex Systems, Ltd.                             511,695     261,932       0.0%
#   Silver Chef, Ltd.                                80,261     420,375       0.0%
#*  Silver Lake Resources, Ltd.                   2,836,778     686,500       0.1%
#   Sims Metal Management, Ltd.                   1,378,490  13,761,961       1.0%
#   Sirtex Medical, Ltd.                            409,434   9,401,832       0.7%
    Skilled Group, Ltd.                           1,388,531   2,835,466       0.2%
    Slater & Gordon, Ltd.                         1,049,190   5,668,739       0.4%
#   SMS Management & Technology, Ltd.               578,580   2,010,401       0.1%
#   Southern Cross Electrical Engineering, Ltd.      21,171       9,636       0.0%
#   Southern Cross Media Group, Ltd.              3,509,817   3,026,766       0.2%
    Spark Infrastructure Group                   10,691,774  17,972,704       1.2%
    Specialty Fashion Group, Ltd.                   809,557     593,202       0.0%
#*  St Barbara, Ltd.                              2,671,044     258,557       0.0%
#*  Starpharma Holdings, Ltd.                       182,185      99,876       0.0%
*   Strike Energy, Ltd.                           1,471,668     128,415       0.0%
    Structural Systems, Ltd.                         29,934      15,934       0.0%
#   STW Communications Group, Ltd.                2,297,464   2,296,217       0.2%
*   Sundance Energy Australia, Ltd.               2,586,243   2,660,701       0.2%
#*  Sundance Resources, Ltd.                      8,756,539     469,904       0.0%
#   Sunland Group, Ltd.                             751,248   1,123,159       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd.                      1,291,875 $  8,382,739       0.6%
    Swick Mining Services, Ltd.                     106,166       25,004       0.0%
    Tabcorp Holdings, Ltd.                        2,426,529    8,716,499       0.6%
*   Tap Oil, Ltd.                                 1,524,091      825,955       0.1%
    Tassal Group, Ltd.                              880,893    2,861,380       0.2%
#   Technology One, Ltd.                          1,581,872    4,670,710       0.3%
#*  Ten Network Holdings, Ltd.                   10,842,364    2,119,538       0.2%
#   TFS Corp., Ltd.                               1,807,881    2,505,775       0.2%
#   Thorn Group, Ltd.                               410,570      919,189       0.1%
*   Tiger Resources, Ltd.                         6,540,922    1,489,793       0.1%
*   Toro Energy, Ltd.                                70,156        5,077       0.0%
#   Tox Free Solutions, Ltd.                        892,900    1,915,364       0.1%
#   TPG Telecom, Ltd.                             1,231,044    7,970,965       0.6%
*   Transfield Services, Ltd.                     3,180,086    5,368,821       0.4%
#   Transpacific Industries Group, Ltd.           9,657,560    7,675,573       0.5%
#   Treasury Group, Ltd.                             21,218      194,409       0.0%
    Treasury Wine Estates, Ltd.                     611,191    2,495,468       0.2%
*   Tribune Resources, Ltd.                           3,093        8,263       0.0%
#*  Troy Resources, Ltd.                            998,191      518,260       0.0%
#*  UGL, Ltd.                                     1,220,877    7,551,660       0.5%
*   Unity Mining, Ltd.                            2,433,889       18,837       0.0%
#   UXC, Ltd.                                     1,887,091    1,400,059       0.1%
*   Venture Minerals, Ltd.                          412,390       20,711       0.0%
    Villa World, Ltd.                               200,386      339,257       0.0%
#   Village Roadshow, Ltd.                          855,994    5,302,307       0.4%
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)   7,648,897           --       0.0%
#*  Virgin Australia Holdings, Ltd. (B43DQC7)    10,380,644    3,520,962       0.2%
    Vision Eye Institute, Ltd.                      458,235      303,678       0.0%
#   Vocus Communications, Ltd.                      525,024    2,739,041       0.2%
    Watpac, Ltd.                                    766,614      565,766       0.0%
#   WDS, Ltd.                                       416,110       89,250       0.0%
#   Webjet, Ltd.                                    493,616    1,492,069       0.1%
#   Webster, Ltd.                                   180,921      181,788       0.0%
#   Western Areas, Ltd.                           1,407,558    5,398,671       0.4%
#*  Western Desert Resources, Ltd.                  241,493       30,815       0.0%
#*  White Energy Co., Ltd.                          643,913       86,044       0.0%
#*  Whitehaven Coal, Ltd.                         4,029,821    5,404,479       0.4%
    Wide Bay Australia, Ltd.                         89,119      417,144       0.0%
*   Wollongong Coal, Ltd.                           119,865        1,736       0.0%
#   Wotif.com Holdings, Ltd.                        769,418    2,057,679       0.1%
                                                            ------------      ----
TOTAL AUSTRALIA                                              765,879,800      52.7%
                                                            ------------      ----
BERMUDA -- (0.0%)
*   Poly Capital Holdings, Ltd.                   1,442,500       26,808       0.0%
                                                            ------------      ----
CHINA -- (0.2%)
*   Goldin Properties Holdings, Ltd.              3,044,000    1,851,070       0.1%
    Hopewell Highway Infrastructure, Ltd.           147,075       71,129       0.0%
*   Superb Summit International Group, Ltd.       1,582,600      341,013       0.0%
*   Technovator International, Ltd.               1,228,000      547,243       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
CHINA -- (Continued)
    Zhuhai Holdings Investment Group, Ltd.                1,618,000 $  308,881       0.0%
                                                                    ----------       ---
TOTAL CHINA                                                          3,119,336       0.2%
                                                                    ----------       ---
HONG KONG -- (20.7%)
    Aeon Credit Service Asia Co., Ltd.                      580,000    474,137       0.0%
    Aeon Stores Hong Kong Co., Ltd.                         248,000    310,234       0.0%
    Alco Holdings, Ltd.                                   1,426,000    310,733       0.0%
    Allan International Holdings                            720,000    202,959       0.0%
    Allied Group, Ltd.                                      683,200  2,801,510       0.2%
    Allied Properties HK, Ltd.                           12,297,857  2,362,172       0.2%
*   Anxian Yuan China Holdings, Ltd.                      3,100,000     64,372       0.0%
*   Apac Resources, Ltd.                                 11,438,000    286,462       0.0%
    APT Satellite Holdings, Ltd.                          1,979,500  2,897,516       0.2%
    Arts Optical International Hldgs                        730,000    324,749       0.0%
    Asia Financial Holdings, Ltd.                         2,474,908  1,024,167       0.1%
    Asia Satellite Telecommunications Holdings, Ltd.        962,000  3,350,909       0.2%
    Asia Standard Hotel Group, Ltd.                      11,777,218  1,702,453       0.1%
    Asia Standard International Group, Ltd.              13,425,937  3,274,570       0.2%
#   ASM Pacific Technology, Ltd.                              5,600     61,711       0.0%
    Associated International Hotels, Ltd.                   980,000  2,874,407       0.2%
    Aupu Group Holding Co., Ltd.                          3,132,000    524,901       0.0%
*   Bel Global Resources Holdings, Ltd.                   2,576,000         --       0.0%
#   Bonjour Holdings, Ltd.                               12,960,600  1,623,588       0.1%
    Bossini International Hldg                            3,807,500    373,233       0.0%
#*  Brightoil Petroleum Holdings, Ltd.                    9,674,000  3,067,527       0.2%
#*  Brockman Mining, Ltd.                                23,482,814  1,014,532       0.1%
*   Burwill Holdings, Ltd.                               26,622,960    980,334       0.1%
#   Cafe de Coral Holdings, Ltd.                          1,902,000  6,819,682       0.5%
    CEC International Holdings, Ltd.                        362,000    130,417       0.0%
    Century City International Holdings, Ltd.             6,419,460    471,909       0.0%
    Champion Technology Holdings, Ltd.                   15,193,089    335,938       0.0%
    Chen Hsong Holdings                                   1,212,000    348,363       0.0%
    Cheuk Nang Holdings, Ltd.                               601,503    528,367       0.0%
*   Cheung Wo International Holdings, Ltd.                  690,000     48,936       0.0%
    Chevalier International Holdings, Ltd.                  786,834  1,275,001       0.1%
*   China Billion Resources, Ltd.                         4,876,000         --       0.0%
#*  China Daye Non-Ferrous Metals Mining, Ltd.           14,889,837    319,251       0.0%
*   China Digicontent Co., Ltd.                           2,710,000         --       0.0%
#*  China Dynamics Holdings, Ltd.                           500,000     63,939       0.0%
    China Electronics Corp. Holdings Co., Ltd.            5,310,250  1,678,616       0.1%
*   China Energy Development Holdings, Ltd.              49,002,000  1,460,023       0.1%
*   China Environmental Investment Holdings, Ltd.         1,630,000     75,716       0.0%
    China Financial Services Holdings, Ltd.                 954,000     55,997       0.0%
*   China Flavors & Fragrances Co., Ltd.                    156,137     23,377       0.0%
*   China Infrastructure Investment, Ltd.                 7,776,000    165,210       0.0%
    China Metal International Holdings, Inc.              2,748,000    974,143       0.1%
#   China Motor Bus Co., Ltd.                                50,000    612,179       0.1%
*   China Nuclear Industry 23 International Corp., Ltd.      90,000     12,296       0.0%
*   China Renji Medical Group, Ltd.                       1,006,350     44,153       0.0%
*   China Solar Energy Holdings, Ltd.                     1,669,500      7,266       0.0%
*   China Star Entertainment, Ltd.                       47,600,000    724,371       0.1%
*   China Strategic Holdings, Ltd.                       12,585,000    245,316       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES      VALUE++   OF NET ASSETS**
                                                   ----------- ----------- ---------------
HONG KONG -- (Continued)
    China Ting Group Holdings, Ltd.                  2,443,151 $   127,489       0.0%
*   China Tycoon Beverage Holdings, Ltd.             2,732,000      98,671       0.0%
    China-Hongkong Photo Products Holdings, Ltd.     1,967,000     129,424       0.0%
    Chinney Investments, Ltd.                        1,144,000     191,717       0.0%
    Chong Hing Bank, Ltd.                               12,127      26,881       0.0%
#   Chow Sang Sang Holdings International, Ltd.      2,253,000   5,575,731       0.4%
    Chu Kong Shipping Enterprise Group Co., Ltd.     2,514,000     625,885       0.1%
    Chuang's China Investments, Ltd.                 3,700,938     238,391       0.0%
    Chuang's Consortium International, Ltd.          6,030,730     738,621       0.1%
    Chun Wo Development Holdings, Ltd.               1,852,926     284,445       0.0%
#   CITIC Telecom International Holdings, Ltd.      10,730,125   4,290,816       0.3%
    CK Life Sciences International Holdings, Inc.   21,170,000   2,238,086       0.2%
    CNT Group, Ltd.                                  8,315,264     434,868       0.0%
*   COL Capital, Ltd.                                2,209,840     733,773       0.1%
    Convenience Retail Asia, Ltd.                       42,000      28,016       0.0%
*   CP Lotus Corp.                                  11,420,000     272,238       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                 691,520     638,971       0.1%
    CSI Properties, Ltd.                            36,316,383   1,570,313       0.1%
*   CST Mining Group, Ltd.                         104,160,000     577,133       0.0%
    Cw Group Holdings, Ltd.                          1,936,000     720,816       0.1%
    Dah Sing Banking Group, Ltd.                     3,434,316   6,239,910       0.4%
    Dah Sing Financial Holdings, Ltd.                1,208,544   7,525,263       0.5%
*   Dan Form Holdings Co., Ltd.                      3,668,260     364,325       0.0%
    Dickson Concepts International, Ltd.             1,258,000     659,333       0.1%
*   Dingyi Group Investment, Ltd.                    3,797,500     242,389       0.0%
    Dorsett Hospitality International, Ltd.          4,765,200     841,710       0.1%
    Eagle Nice International Holdings, Ltd.          1,116,000     215,951       0.0%
    EcoGreen Fine Chemicals Group, Ltd.              1,202,000     355,940       0.0%
*   EganaGoldpfeil Holdings, Ltd.                    4,121,757          --       0.0%
    Emperor Capital Group, Ltd.                      1,962,000     103,843       0.0%
#   Emperor Entertainment Hotel, Ltd.                4,440,000   1,334,003       0.1%
#   Emperor International Holdings, Ltd.             8,186,753   1,785,067       0.1%
    Emperor Watch & Jewellery, Ltd.                 26,410,000   1,209,643       0.1%
*   ENM Holdings, Ltd.                              15,112,000     907,655       0.1%
*   Enviro Energy International Holdings, Ltd.       3,906,000      62,692       0.0%
*   EPI Holdings, Ltd.                               5,109,927     114,685       0.0%
#   Esprit Holdings, Ltd.                           13,739,550  17,211,169       1.2%
*   eSun Holdings, Ltd.                              4,472,000     496,175       0.0%
*   Ezcom Holdings, Ltd.                                72,576          --       0.0%
    Fairwood Holdings, Ltd.                            629,600   1,418,995       0.1%
    Far East Consortium International, Ltd.          6,386,772   2,373,144       0.2%
*   FIH Mobile, Ltd.                                   121,000      64,463       0.0%
    Fountain SET Holdings, Ltd.                      4,898,000     568,322       0.0%
    Four Seas Mercantile Holdings, Ltd.                628,000     367,653       0.0%
*   Frontier Services Group, Ltd.                      823,000     155,970       0.0%
    Fujikon Industrial Holdings, Ltd.                  736,000     148,077       0.0%
#   Future Bright Holdings, Ltd.                     3,270,000   1,253,146       0.1%
*   G-Resources Group, Ltd.                        147,663,600   3,609,548       0.3%
*   GCL New Energy Holdings, Ltd.                    1,412,000     958,025       0.1%
    Get Nice Holdings, Ltd.                         25,144,000   1,150,668       0.1%
#   Giordano International, Ltd.                     9,320,000   4,747,979       0.3%
*   Global Brands Group Holding, Ltd.                9,172,000   2,020,876       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.                          2,702,000 $   588,690       0.0%
    Gold Peak Industries Holding, Ltd.                      3,118,642     289,239       0.0%
    Golden Resources Development International, Ltd.        3,330,500     197,378       0.0%
*   Good Fellow Resources Holdings, Ltd.                      440,000      28,386       0.0%
*   Grande Holdings, Ltd. (The)                               882,000       8,757       0.0%
    Great Eagle Holdings, Ltd.                                 72,627     244,469       0.0%
    Guangnan Holdings, Ltd.                                 2,433,600     398,656       0.0%
#   Guotai Junan International Holdings, Ltd.               4,251,599   2,969,833       0.2%
#   Haitong International Securities Group, Ltd.            4,089,968   2,435,781       0.2%
*   Hao Tian Development Group, Ltd.                        6,648,000     428,642       0.0%
    Harbour Centre Development, Ltd.                          963,500   1,752,534       0.1%
*   Heng Fai Enterprises, Ltd.                                440,000      19,026       0.0%
    High Fashion International, Ltd.                          268,000     103,011       0.0%
    HKR International, Ltd.                                 5,934,336   2,868,541       0.2%
    Hon Kwok Land Investment Co., Ltd.                        314,800     109,663       0.0%
*   Hong Fok Land, Ltd.                                     1,210,000          --       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                   88,400     971,267       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                        838,300     959,780       0.1%
*   Hong Kong Television Network, Ltd.                      2,401,751     957,169       0.1%
    Hongkong & Shanghai Hotels (The)                        1,300,055   2,058,724       0.2%
#   Hongkong Chinese, Ltd.                                  5,186,000   1,225,004       0.1%
    Hop Hing Group Holdings, Ltd.                           1,292,000      28,785       0.0%
    Hopewell Holdings, Ltd.                                 2,973,000  10,569,755       0.7%
#   Hsin Chong Construction Group, Ltd.                     6,085,658     753,326       0.1%
    Hung Hing Printing Group, Ltd.                          2,706,000     394,433       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.  10,930,000   4,356,435       0.3%
*   I-CABLE Communications, Ltd.                            2,343,000     211,706       0.0%
*   Imagi International Holdings, Ltd.                     53,944,000   1,571,789       0.1%
*   Integrated Waste Solutions Group Holdings, Ltd.         4,000,000     242,677       0.0%
*   International Standard Resources Holdings, Ltd.        15,176,250     870,981       0.1%
    iOne Holdings, Ltd.                                     5,280,000     187,292       0.0%
    IPE Group, Ltd.                                         3,230,000     299,828       0.0%
*   IRC, Ltd.                                               7,336,000     567,950       0.0%
    IT, Ltd.                                                4,034,532   1,211,779       0.1%
    ITC Corp., Ltd.                                           947,396      73,348       0.0%
    ITC Properties Group, Ltd.                              4,035,162   2,031,025       0.1%
*   Jinhui Holdings Co., Ltd.                                 121,000      21,688       0.0%
    Johnson Electric Holdings, Ltd.                         1,689,750   5,720,315       0.4%
#   K Wah International Holdings, Ltd.                      8,182,877   5,132,709       0.4%
    Ka Shui International Holdings, Ltd.                      550,000      93,169       0.0%
    Kam Hing International Holdings, Ltd.                   1,830,000     136,965       0.0%
    Kantone Holdings, Ltd.                                 10,123,647     125,070       0.0%
#   Keck Seng Investments                                     904,600     804,197       0.1%
*   King Pacific International Holdings, Ltd.               1,404,200          --       0.0%
*   King Stone Energy Group, Ltd.                           3,144,000     100,989       0.0%
    Kingmaker Footwear Holdings, Ltd.                       1,532,955     256,761       0.0%
    Kingston Financial Group, Ltd.                         18,773,000   2,227,316       0.2%
*   Ko Yo Chemical Group, Ltd.                              3,160,000     774,828       0.1%
    Kowloon Development Co., Ltd.                           2,471,000   2,953,899       0.2%
#   L'Occitane International SA                               587,750   1,387,809       0.1%
*   Lai Sun Development Co., Ltd.                          79,047,466   2,027,215       0.1%
*   Lai Sun Garment International, Ltd.                     3,419,680     512,168       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                            ---------- ---------- ---------------
HONG KONG -- (Continued)
    Lam Soon Hong Kong, Ltd.                                   302,310 $  269,450       0.0%
*   Landsea Green Properties Co., Ltd.                         812,000     70,198       0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.              2,310,000         --       0.0%
    Lee's Pharmaceutical Holdings, Ltd.                        621,000    852,007       0.1%
    Lerado Group Holding Co., Ltd.                           2,674,000    403,476       0.0%
#   Lifestyle International Holdings, Ltd.                   1,084,000  2,048,216       0.1%
    Lippo China Resources, Ltd.                             21,222,000    985,579       0.1%
    Lippo, Ltd.                                              1,195,700    711,501       0.1%
*   Lisi Group Holdings, Ltd.                                3,418,000    196,047       0.0%
#   Liu Chong Hing Investment, Ltd.                          1,193,200  1,509,273       0.1%
    Luen Thai Holdings, Ltd.                                 1,207,000    246,099       0.0%
#   Luk Fook Holdings International, Ltd.                    2,792,000  8,306,888       0.6%
    Luks Group Vietnam Holdings Co., Ltd.                      482,913    130,753       0.0%
    Lung Kee Bermuda Holdings                                1,613,875    486,332       0.0%
    Magnificent Estates                                     13,558,000    646,743       0.1%
#   Man Wah Holdings, Ltd.                                   2,817,200  4,207,795       0.3%
    Man Yue Technology Holdings, Ltd.                        1,104,000    247,286       0.0%
    Matrix Holdings, Ltd.                                    1,067,414    319,452       0.0%
*   Mei Ah Entertainment Group, Ltd.                        21,460,000  1,909,585       0.1%
    Melbourne Enterprises, Ltd.                                 40,500    722,643       0.1%
    Melco International Development, Ltd.                    3,620,000  9,838,366       0.7%
#*  Midland Holdings, Ltd.                                   5,334,000  2,621,915       0.2%
    Ming Fai International Holdings, Ltd.                    1,765,000    182,183       0.0%
*   Ming Fung Jewellery Group, Ltd.                         21,315,000    236,676       0.0%
#   Miramar Hotel & Investment                                 870,000  1,098,424       0.1%
*   Mongolia Energy Corp., Ltd.                              7,571,000    166,024       0.0%
#*  Mongolian Mining Corp.                                  10,236,000    924,501       0.1%
#   NagaCorp, Ltd.                                           7,114,000  5,981,922       0.4%
    Nanyang Holdings, Ltd.                                     137,500    695,340       0.1%
    National Electronic Hldgs                                2,498,000    319,012       0.0%
    Natural Beauty Bio-Technology, Ltd.                      4,040,000    333,355       0.0%
*   Neo-Neon Holdings, Ltd.                                  2,863,500    461,340       0.0%
*   Neptune Group, Ltd.                                     22,260,000    505,486       0.0%
    New Century Group Hong Kong, Ltd.                       13,351,464    248,126       0.0%
*   New Times Energy Corp., Ltd.                             1,297,600     61,118       0.0%
#   Newocean Energy Holdings, Ltd.                           7,470,000  3,518,960       0.3%
    Next Media, Ltd.                                         4,421,183    422,261       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.   8,749,706    689,069       0.1%
    Orient Overseas International, Ltd.                      1,023,000  5,801,896       0.4%
*   Orient Power Holdings, Ltd.                                804,000         --       0.0%
#   Oriental Watch Holdings                                  3,160,800    706,046       0.1%
    Pacific Andes International Holdings, Ltd.              13,075,378    548,091       0.0%
#   Pacific Basin Shipping, Ltd.                            12,866,000  6,158,293       0.4%
#   Pacific Textiles Holdings, Ltd.                          4,208,000  5,663,584       0.4%
    Paliburg Holdings, Ltd.                                  3,152,830  1,032,746       0.1%
*   Pan Asia Environmental Protection Group, Ltd.               80,000     17,063       0.0%
#   Paradise Entertainment, Ltd.                             3,464,000  1,433,930       0.1%
    PCCW, Ltd.                                               8,022,879  5,110,624       0.4%
#*  Peace Mark Holdings, Ltd.                                2,712,022         --       0.0%
*   Pearl Oriental Oil, Ltd.                                11,918,400    336,850       0.0%
    Pegasus International Holdings, Ltd.                       226,000     32,645       0.0%
    Perfect Shape PRC Holdings, Ltd.                           912,000    175,301       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
HONG KONG -- (Continued)
#   Pico Far East Holdings, Ltd.                       4,928,000 $1,220,412       0.1%
*   Ping Shan Tea Group, Ltd.                          2,633,325     24,784       0.0%
    Playmates Holdings, Ltd.                             696,000    745,499       0.1%
#   Playmates Toys, Ltd.                               4,716,000  1,089,521       0.1%
    PNG Resources Holdings, Ltd.                       3,780,236    160,858       0.0%
    Pokfulam Development Co.                             234,000    371,196       0.0%
#   Polytec Asset Holdings, Ltd.                      11,363,526  1,658,058       0.1%
#   Public Financial Holdings, Ltd.                    3,194,000  1,525,349       0.1%
    PYI Corp., Ltd.                                   24,859,973    560,254       0.0%
*   Pyxis Group, Ltd.                                  1,936,000      7,989       0.0%
    Raymond Industrial, Ltd.                              30,400      3,999       0.0%
#   Regal Hotels International Holdings, Ltd.          2,937,800  1,791,652       0.1%
*   Richfield Group Holdings, Ltd.                     9,672,000    349,137       0.0%
    Rivera Holdings, Ltd.                              5,710,000    276,152       0.0%
#   SA SA International Holdings, Ltd.                 8,892,000  6,147,575       0.4%
    Safety Godown Co., Ltd.                              398,000    647,741       0.1%
#*  Sandmartin International Holdings, Ltd.               84,000      4,877       0.0%
    SAS Dragon Hldg, Ltd.                              2,132,000    657,365       0.1%
#   SEA Holdings, Ltd.                                 1,158,000    752,110       0.1%
    Shenyin Wanguo HK, Ltd.                            2,377,500  1,362,959       0.1%
*   Shougang Concord Technology Holdings               9,261,809    346,104       0.0%
*   Shun Ho Technology Holdings, Ltd.                  1,037,452    259,901       0.0%
    Shun Tak Holdings, Ltd.                           11,515,419  5,866,904       0.4%
*   Silver base Group Holdings, Ltd.                   4,796,677    600,574       0.0%
    Simsen International Corp., Ltd.                     307,000     66,505       0.0%
*   Sing Pao Media Enterprises, Ltd.                     250,511         --       0.0%
    Sing Tao News Corp., Ltd.                          1,974,000    280,244       0.0%
    Singamas Container Holdings, Ltd.                 11,094,000  1,903,613       0.1%
*   Sino Distillery Group, Ltd.                          148,000     11,072       0.0%
*   Sinocan Holdings, Ltd.                               350,000         --       0.0%
    SIS International Holdings                            34,000     16,609       0.0%
    Sitoy Group Holdings, Ltd.                           739,000    609,576       0.1%
#   SmarTone Telecommunications Holdings, Ltd.         3,463,000  4,476,122       0.3%
#*  SOCAM Development, Ltd.                            1,716,771  1,427,865       0.1%
*   Solomon Systech International, Ltd.                8,590,000    421,342       0.0%
    Soundwill Holdings, Ltd.                             420,000    666,582       0.1%
*   South China China, Ltd.                            6,744,000    635,103       0.1%
*   South China Land, Ltd.                            14,119,170    216,710       0.0%
    Stella International Holdings, Ltd.                  811,500  2,328,204       0.2%
    Stelux Holdings International, Ltd.                3,100,400    687,732       0.1%
*   Success Universe Group, Ltd.                       6,716,000    238,457       0.0%
    Sun Hing Vision Group Holdings, Ltd.                 358,000    120,898       0.0%
#   Sun Hung Kai & Co., Ltd.                           4,220,429  3,137,192       0.2%
*   Symphony Holdings, Ltd.                              260,000     22,139       0.0%
#   TAI Cheung Holdings, Ltd.                          2,019,000  1,664,258       0.1%
    Tai Sang Land Development, Ltd.                      804,910    375,261       0.0%
*   Talent Property Group, Ltd.                          831,420      8,790       0.0%
#   Tan Chong International, Ltd.                      1,212,000    450,395       0.0%
#   Tao Heung Holdings, Ltd.                             517,000    272,577       0.0%
*   Taung Gold International, Ltd.                    14,590,000    391,480       0.0%
    Television Broadcasts, Ltd.                        1,216,600  6,637,477       0.5%
*   Termbray Industries International Holdings, Ltd.   2,304,900    237,824       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
HONG KONG -- (Continued)
    Tern Properties Co., Ltd.                                   51,200 $     31,880       0.0%
    Texwinca Holdings, Ltd.                                  4,550,000    3,993,158       0.3%
    Tian Teck Land, Ltd.                                     1,054,000    1,207,727       0.1%
*   Titan Petrochemicals Group, Ltd.                        13,140,000        4,236       0.0%
#   Tradelink Electronic Commerce, Ltd.                      4,782,000    1,055,877       0.1%
    Transport International Holdings, Ltd.                   1,009,341    1,848,398       0.1%
#   Trinity, Ltd.                                            7,712,000    1,851,576       0.1%
    Tristate Holdings, Ltd.                                    188,000       72,646       0.0%
#*  TSC Group Holdings, Ltd.                                 3,246,000    1,196,922       0.1%
#*  United Laboratories International Holdings, Ltd. (The)   4,332,000    3,345,592       0.2%
*   Universal Technologies Holdings, Ltd.                    7,630,000      462,435       0.0%
*   Universe International Holdings, Ltd.                    3,475,000       51,998       0.0%
*   Up Energy Development Group, Ltd.                        3,205,000      355,538       0.0%
*   Value Convergence Holdings, Ltd.                         1,756,000      258,411       0.0%
    Value Partners Group, Ltd.                               5,555,000    4,186,499       0.3%
    Van Shung Chong Holdings, Ltd.                             789,335      124,344       0.0%
    Vanke Property Overseas, Ltd.                               13,000       11,965       0.0%
    Varitronix International, Ltd.                           2,055,293    1,712,588       0.1%
*   Vedan International Holdings, Ltd.                       3,272,000      181,521       0.0%
    Victory City International Holdings, Ltd.                6,874,229      984,224       0.1%
#   Vitasoy International Holdings, Ltd.                     4,655,000    6,413,162       0.4%
    VST Holdings, Ltd.                                       5,049,600    1,743,558       0.1%
#   VTech Holdings, Ltd.                                       358,600    4,481,383       0.3%
    Wai Kee Holdings, Ltd.                                   7,864,738    2,234,448       0.2%
*   Willie International Holdings, Ltd.                        750,000      231,961       0.0%
    Win Hanverky Holdings, Ltd.                              1,812,000      231,388       0.0%
    Wing On Co. International, Ltd.                            781,000    2,267,534       0.2%
#   Wing Tai Properties, Ltd.                                1,957,331    1,274,783       0.1%
    Wong's International Hldgs                                 737,641      247,230       0.0%
    Wong's Kong King International                             120,000       10,524       0.0%
    Xinyi Glass Holdings, Ltd.                              16,212,000    9,536,952       0.7%
#   Xinyi Solar Holdings, Ltd.                              12,292,000    4,160,025       0.3%
    Yangtzekiang Garment, Ltd.                                 606,500      217,308       0.0%
    Yau Lee Holdings, Ltd.                                     534,000      116,479       0.0%
    Yeebo International Hldg                                   572,000       97,437       0.0%
    YGM Trading, Ltd.                                          460,000      977,627       0.1%
    YT Realty Group, Ltd.                                      749,000      236,171       0.0%
    Yugang International, Ltd.                              93,492,000    1,364,595       0.1%
                                                                       ------------      ----
TOTAL HONG KONG                                                         380,742,870      26.2%
                                                                       ------------      ----
NEW ZEALAND -- (7.1%)
#*  a2 Milk Co., Ltd.                                          939,177      429,846       0.0%
    Abano Healthcare Group, Ltd.                                30,274      162,273       0.0%
#   Air New Zealand, Ltd.                                    3,701,492    5,859,766       0.4%
    Auckland International Airport, Ltd.                       319,815      966,860       0.1%
#*  Bathurst Resources, Ltd.                                 1,666,560       45,511       0.0%
    Briscoe Group, Ltd.                                          2,235        4,962       0.0%
    Cavalier Corp., Ltd.                                       283,674      204,101       0.0%
    CDL Investments New Zealand, Ltd.                          111,311       46,539       0.0%
    Chorus, Ltd.                                             1,980,567    3,285,619       0.2%
    Colonial Motor Co., Ltd. (The)                             148,846      699,496       0.1%
    Contact Energy, Ltd.                                       518,419    2,514,957       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
NEW ZEALAND -- (Continued)
*   Diligent Board Member Services, Inc.                82,102 $    306,281       0.0%
#   Ebos Group, Ltd.                                   442,465    3,318,649       0.2%
#   Fisher & Paykel Healthcare Corp., Ltd.           4,076,344   17,813,660       1.2%
    Freightways, Ltd.                                  923,797    4,125,460       0.3%
#   Hallenstein Glasson Holdings, Ltd.                 245,661      630,463       0.1%
    Heartland New Zealand, Ltd.                        185,677      145,254       0.0%
#   Hellaby Holdings, Ltd.                             395,759      920,446       0.1%
#   Infratil, Ltd.                                   3,206,161    7,206,718       0.5%
#   Kathmandu Holdings, Ltd.                           570,466    1,411,673       0.1%
#   Mainfreight, Ltd.                                  537,457    6,676,357       0.5%
    Marsden Maritime Holdings, Ltd.                     78,705      167,458       0.0%
    Methven, Ltd.                                       93,877       80,702       0.0%
#   Metlifecare, Ltd.                                  486,052    1,638,891       0.1%
#   Michael Hill International, Ltd.                 1,534,152    1,591,067       0.1%
    Millennium & Copthorne Hotels New Zealand, Ltd.    418,978      413,602       0.0%
    New Zealand Oil & Gas, Ltd.                      2,074,737    1,196,049       0.1%
#   New Zealand Refining Co., Ltd. (The)               591,259      783,132       0.1%
    Nuplex Industries, Ltd.                          1,288,685    3,179,504       0.2%
#   NZX, Ltd.                                          980,309      912,415       0.1%
#   Opus International Consultants, Ltd.                12,925       15,151       0.0%
#*  Pacific Edge, Ltd.                                 418,982      296,322       0.0%
    PGG Wrightson, Ltd.                                980,136      349,263       0.0%
*   Pike River Coal, Ltd.                              490,805           --       0.0%
#   Port of Tauranga, Ltd.                             528,322    6,752,298       0.5%
*   Pumpkin Patch, Ltd.                                606,913      174,012       0.0%
#   Restaurant Brands New Zealand, Ltd.                472,937    1,353,474       0.1%
    Richina Pacific, Ltd.                              274,180       14,426       0.0%
*   Rubicon, Ltd.                                    1,485,105      396,491       0.0%
#   Ryman Healthcare, Ltd.                           2,312,512   13,691,535       0.9%
#   Sanford, Ltd.                                      393,618    1,552,647       0.1%
    Scott Technology, Ltd.                              38,136       44,613       0.0%
#   Skellerup Holdings, Ltd.                           524,995      595,842       0.0%
#   Sky Network Television, Ltd.                     2,017,881   10,019,430       0.7%
#   SKYCITY Entertainment Group, Ltd.                4,308,638   13,173,223       0.9%
    Spark New Zealand, Ltd.                            440,138    1,086,174       0.1%
    Steel & Tube Holdings, Ltd.                        442,635    1,033,969       0.1%
    Summerset Group Holdings, Ltd.                     313,560      668,523       0.1%
    Tourism Holdings, Ltd.                             274,867      313,136       0.0%
#   Tower, Ltd.                                        845,650    1,303,077       0.1%
#   Trade Me Group, Ltd.                             1,396,707    4,289,179       0.3%
#   TrustPower, Ltd.                                    70,059      409,979       0.0%
#   Vector, Ltd.                                     1,303,116    2,785,282       0.2%
#   Warehouse Group, Ltd. (The)                        708,230    1,715,526       0.1%
#*  Xero, Ltd.                                         146,019    1,811,183       0.1%
                                                               ------------       ---
TOTAL NEW ZEALAND                                               130,582,466       9.0%
                                                               ------------       ---
SINGAPORE -- (9.1%)
*   Abterra, Ltd.                                      531,800      310,337       0.0%
    Amara Holdings, Ltd.                               950,000      385,298       0.0%
#   Amtek Engineering, Ltd.                          1,353,000      636,889       0.1%
    ASL Marine Holdings, Ltd.                          816,600      379,074       0.0%
    Aspial Corp., Ltd.                                  72,959       23,609       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Ausgroup, Ltd.                             3,653,000 $1,005,034       0.1%
#   Baker Technology, Ltd.                     1,272,000    262,599       0.0%
#   Banyan Tree Holdings, Ltd.                 1,053,000    508,094       0.0%
#*  Biosensors International Group, Ltd.       6,598,237  3,209,074       0.2%
    Bonvests Holdings, Ltd.                      978,000  1,044,587       0.1%
    Boustead Singapore, Ltd.                   1,686,261  2,412,441       0.2%
    Breadtalk Group, Ltd.                        907,800    929,867       0.1%
*   Broadway Industrial Group, Ltd.            1,557,200    244,065       0.0%
    Bukit Sembawang Estates, Ltd.                614,003  2,538,319       0.2%
    Bund Center Investment, Ltd.               2,717,000    419,102       0.0%
#   Centurion Corp., Ltd.                        681,000    286,227       0.0%
    CH Offshore, Ltd.                          1,642,400    617,473       0.1%
#   China Aviation Oil Singapore Corp., Ltd.   1,586,399    914,108       0.1%
#   China Merchants Holdings Pacific, Ltd.       841,000    589,924       0.0%
    Chip Eng Seng Corp., Ltd.                  3,546,800  2,428,662       0.2%
    Chuan Hup Holdings, Ltd.                   3,967,000    909,236       0.1%
#   Cityspring Infrastructure Trust            1,498,000    595,307       0.0%
#   Cosco Corp. Singapore, Ltd.                7,006,000  3,247,759       0.2%
    Creative Technology, Ltd.                    272,200    436,844       0.0%
    CSC Holdings, Ltd.                         2,495,000    133,622       0.0%
    CSE Global, Ltd.                           3,382,000  1,776,862       0.1%
    CWT, Ltd.                                  1,422,700  1,789,490       0.1%
    Datapulse Technology, Ltd.                    89,000      9,295       0.0%
#*  Del Monte Pacific, Ltd.                      848,000    363,177       0.0%
*   Delong Holdings, Ltd.                      1,361,000    216,703       0.0%
    DMX Technologies Group, Ltd.               2,096,000    261,497       0.0%
#   Dyna-Mac Holdings, Ltd.                    2,259,000    678,041       0.1%
#   Elec & Eltek International Co., Ltd.         147,000    212,344       0.0%
    Ellipsiz, Ltd.                               123,000      9,409       0.0%
    EnGro Corp., Ltd.                            354,000    325,195       0.0%
    Eu Yan Sang International, Ltd.              809,800    475,946       0.0%
*   euNetworks Group, Ltd.                         8,220      4,231       0.0%
#   Ezion Holdings, Ltd.                         689,760    812,255       0.1%
#   Ezra Holdings, Ltd.                        5,619,000  3,570,416       0.3%
    Falcon Energy Group, Ltd.                  2,068,000    483,363       0.0%
    Far East Orchard, Ltd.                     1,106,685  1,495,041       0.1%
*   First Sponsor Group, Ltd.                    453,661    423,752       0.0%
    FJ Benjamin Holdings, Ltd.                 1,305,000    176,194       0.0%
    Food Empire Holdings, Ltd.                 1,256,400    346,005       0.0%
#*  Forterra Trust                                98,000    122,030       0.0%
#   Fragrance Group, Ltd.                      6,256,000  1,045,814       0.1%
#*  Gallant Venture, Ltd.                      5,073,000    967,242       0.1%
#*  Geo Energy Resources, Ltd.                   432,000     79,060       0.0%
    GK Goh Holdings, Ltd.                      1,458,000    981,591       0.1%
    Global Premium Hotels, Ltd.                  559,480    152,229       0.0%
*   Global Yellow Pages, Ltd.                    747,500     25,587       0.0%
#   GMG Global, Ltd.                          18,410,000    890,923       0.1%
    GP Batteries International, Ltd.             235,000    137,901       0.0%
    GP Industries, Ltd.                        2,643,209  1,130,582       0.1%
    GuocoLand, Ltd.                              399,314    592,963       0.0%
#   GuocoLeisure, Ltd.                         3,364,000  2,411,150       0.2%
*   Hanwell Holdings, Ltd.                     1,823,419    404,100       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
SINGAPORE -- (Continued)
*   Healthway Medical Corp., Ltd.                      8,556,776 $  312,765       0.0%
    HG Metal Manufacturing, Ltd.                       1,768,000    100,227       0.0%
    Hi-P International, Ltd.                           1,309,000    662,512       0.1%
    Hiap Hoe, Ltd.                                       353,000    226,610       0.0%
    Hiap Seng Engineering, Ltd.                          612,000     90,100       0.0%
*   HLH Group, Ltd.                                    8,364,000     71,732       0.0%
    Ho Bee Land, Ltd.                                  1,652,000  2,563,244       0.2%
#   Hong Fok Corp., Ltd.                               3,323,640  2,302,827       0.2%
    Hong Leong Asia, Ltd.                                711,000    763,178       0.1%
    Hotel Grand Central, Ltd.                          1,394,187  1,432,714       0.1%
    Hour Glass, Ltd. (The)                               622,744    895,739       0.1%
    HTL International Holdings, Ltd.                   1,063,843    225,304       0.0%
    HupSteel, Ltd.                                     1,572,875    251,419       0.0%
#   Hwa Hong Corp., Ltd.                               2,186,000    553,749       0.0%
#   Hyflux, Ltd.                                       3,258,500  2,563,856       0.2%
    Indofood Agri Resources, Ltd.                      3,468,000  2,256,411       0.2%
#   InnoTek, Ltd.                                        950,000    203,665       0.0%
    Innovalues, Ltd.                                     190,000     61,395       0.0%
#*  International Healthway Corp., Ltd.                  594,656    124,942       0.0%
#*  Interra Resources, Ltd.                              396,000     66,245       0.0%
    IPC Corp., Ltd.                                    4,265,000    488,916       0.0%
#   ISDN Holdings, Ltd.                                  293,000     71,992       0.0%
    Isetan Singapore, Ltd.                               122,500    443,803       0.0%
#*  Jiutian Chemical Group, Ltd.                      10,128,000    439,067       0.0%
#*  Jurong Technologies Industrial Corp., Ltd.         2,227,680         --       0.0%
    k1 Ventures, Ltd.                                  5,098,500    814,034       0.1%
    Keppel Infrastructure Trust                        1,367,000  1,117,748       0.1%
#   Keppel Telecommunications & Transportation, Ltd.   1,409,600  1,899,434       0.1%
    Koh Brothers Group, Ltd.                           1,432,000    345,904       0.0%
#   KSH Holdings, Ltd.                                    52,000     21,460       0.0%
#   LCD Global Investments, Ltd.                       3,569,504    848,001       0.1%
    Lee Kim Tah Holdings, Ltd.                         1,600,000  1,349,959       0.1%
*   Li Heng Chemical Fibre Technologies, Ltd.          2,053,000    165,550       0.0%
    Lian Beng Group, Ltd.                              2,304,000  1,238,267       0.1%
#*  Linc Energy, Ltd.                                  1,982,517  1,599,893       0.1%
#*  LionGold Corp., Ltd.                               2,818,000     59,352       0.0%
    Low Keng Huat Singapore, Ltd.                        916,000    465,996       0.0%
    Lum Chang Holdings, Ltd.                           1,094,030    319,492       0.0%
    M1, Ltd.                                             566,000  1,537,492       0.1%
    Marco Polo Marine, Ltd.                              963,000    247,694       0.0%
    mDR, Ltd.                                          3,997,000     17,112       0.0%
*   Mercator Lines Singapore, Ltd.                       555,000     29,866       0.0%
#   Mermaid Maritime PCL                               1,615,000    441,555       0.0%
    Metro Holdings, Ltd.                               2,085,792  1,422,297       0.1%
    Mewah International, Inc.                          1,183,000    345,120       0.0%
#   Midas Holdings, Ltd.                               8,177,000  2,069,862       0.2%
#   Nam Cheong, Ltd.                                   7,126,740  2,192,220       0.2%
    New Toyo International Holdings, Ltd.              1,624,000    329,324       0.0%
    NSL, Ltd.                                            422,000    541,241       0.0%
*   Oceanus Group, Ltd.                               10,711,000    108,211       0.0%
#   OSIM International, Ltd.                           1,689,000  2,446,720       0.2%
#   Otto Marine, Ltd.                                 10,983,500    470,930       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
SINGAPORE -- (Continued)
#   OUE Hospitality Trust                        310,500 $   220,007       0.0%
#   OUE, Ltd.                                  1,863,000   3,062,826       0.2%
#   Oxley Holdings, Ltd.                       1,093,000     464,179       0.0%
#   Pan-United Corp., Ltd.                     2,006,000   1,438,372       0.1%
    PEC, Ltd.                                     47,000      19,392       0.0%
    Penguin International, Ltd.                1,437,000     257,841       0.0%
    Petra Foods, Ltd.                            804,000   2,383,037       0.2%
    Popular Holdings, Ltd.                     2,763,650     516,220       0.0%
    QAF, Ltd.                                  1,244,080     984,010       0.1%
#   Raffles Education Corp., Ltd.              4,299,710   1,139,796       0.1%
    Raffles Medical Group, Ltd.                  586,437   1,736,168       0.1%
    Rickmers Maritime                            888,000     203,706       0.0%
    Rotary Engineering, Ltd.                   1,485,600     700,638       0.1%
    Roxy-Pacific Holdings, Ltd.                  297,500     129,957       0.0%
*   S I2I, Ltd.                               12,662,000      44,352       0.0%
    San Teh, Ltd.                                713,087     165,040       0.0%
    SBS Transit, Ltd.                            953,500   1,231,839       0.1%
#   See Hup Seng, Ltd.                         2,372,000     507,184       0.0%
    Sheng Siong Group, Ltd.                    1,506,000     785,459       0.1%
    Sim Lian Group, Ltd.                       2,281,855   1,563,915       0.1%
    Sinarmas Land, Ltd.                        5,864,000   2,785,914       0.2%
    Sing Holdings, Ltd.                        1,134,000     300,160       0.0%
    Sing Investments & Finance, Ltd.             297,675     300,084       0.0%
    Singapore Post, Ltd.                       6,765,120  10,383,577       0.7%
    Singapore Reinsurance Corp., Ltd.          1,514,530     348,098       0.0%
    Singapore Shipping Corp., Ltd.             1,689,000     335,420       0.0%
    Singapura Finance, Ltd.                      174,062     205,258       0.0%
#*  Sino Grandness Food Industry Group, Ltd.   2,157,000     722,164       0.1%
#   SMRT Corp., Ltd.                           2,379,000   2,760,464       0.2%
#   Stamford Land Corp., Ltd.                  3,282,000   1,418,342       0.1%
    Straco Corp., Ltd.                           130,000      72,833       0.0%
    Sunningdale Tech, Ltd.                     3,657,000     564,169       0.0%
#*  SunVic Chemical Holdings, Ltd.             2,038,000     920,258       0.1%
#   Super Group, Ltd.                          2,605,000   2,397,437       0.2%
#   Swiber Holdings, Ltd.                      3,974,000   1,219,919       0.1%
#   Swissco Holdings, Ltd.                       715,500     454,430       0.0%
#   Tat Hong Holdings, Ltd.                    2,072,800   1,267,432       0.1%
    Thakral Corp., Ltd.                        5,601,000     113,498       0.0%
    Tiong Woon Corp. Holding, Ltd.             2,152,250     494,739       0.0%
    Triyards holdings, Ltd.                      348,900     180,245       0.0%
#*  TT International, Ltd.                       673,000      81,701       0.0%
#   Tuan Sing Holdings, Ltd.                   4,139,583   1,404,265       0.1%
#   UMS Holdings, Ltd.                         1,944,000     764,568       0.1%
#   United Engineers, Ltd.                     2,803,028   6,264,906       0.4%
    United Envirotech, Ltd.                    1,355,000   1,546,702       0.1%
    United Overseas Insurance, Ltd.              187,250     669,312       0.1%
#   UOB-Kay Hian Holdings, Ltd.                1,876,435   2,234,954       0.2%
#   UPP Holdings, Ltd.                         3,060,000     610,085       0.0%
#*  Vard Holdings, Ltd.                        4,053,000   2,167,391       0.2%
    Venture Corp., Ltd.                        1,694,000  10,203,641       0.7%
#   Vibrant Group, Ltd.                        9,635,179     796,127       0.1%
    Vicom, Ltd.                                  120,000     551,452       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                            ---------- -------------- ---------------
SINGAPORE -- (Continued)
      Wee Hur Holdings, Ltd.                                 2,749,000 $      801,327        0.1%
      Wheelock Properties Singapore, Ltd.                    1,210,000      1,697,989        0.1%
      Wing Tai Holdings, Ltd.                                2,843,567      3,962,049        0.3%
      Yeo Hiap Seng, Ltd.                                      223,731        334,384        0.0%
      YHI International, Ltd.                                1,174,000        214,650        0.0%
#     Yongnam Holdings, Ltd.                                 8,173,000      1,465,707        0.1%
                                                                       --------------      -----
TOTAL SINGAPORE                                                           167,024,674       11.5%
                                                                       --------------      -----
TOTAL COMMON STOCKS                                                     1,447,375,954       99.6%
                                                                       --------------      -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation Rights           81,336             --        0.0%
                                                                       --------------      -----
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 11/10/15               12,030          3,165        0.0%
*     China Strategic Holdings, Ltd. Rights 12/04/14         6,292,500         57,609        0.0%
*     Enviro Energy International Holdings Rights 11/07/14   1,953,000         26,442        0.0%
                                                                       --------------      -----
TOTAL HONG KONG                                                                87,216        0.0%
                                                                       --------------      -----
SINGAPORE -- (0.0%)
*     Global Yellow Pages, Ltd. Warrants 06/25/19              448,500          2,095        0.0%
                                                                       --------------      -----
TOTAL RIGHTS/WARRANTS                                                          89,311        0.0%
                                                                       --------------      -----

                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@  DFA Short Term Investment Fund                        33,782,209    390,860,156       26.9%
                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,833,068,732)                    $1,838,325,421      126.5%
                                                                       ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
 Australia                     $ 12,261,409 $  753,618,391   --    $  765,879,800
 Bermuda                                 --         26,808   --            26,808
 China                                   --      3,119,336   --         3,119,336
 Hong Kong                        1,079,370    379,663,500   --       380,742,870
 New Zealand                        396,491    130,185,975   --       130,582,466
 Singapore                          485,216    166,539,458   --       167,024,674
Rights/Warrants
 Australia                               --             --   --                --
 Hong Kong                               --         87,216   --            87,216
 Singapore                               --          2,095   --             2,095
Securities Lending Collateral            --    390,860,156   --       390,860,156
                               ------------ --------------   --    --------------
TOTAL                          $14,222,486  $1,824,102,935   --    $1,838,325,421
                               ============ ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
COMMON STOCKS -- (97.3%)
Consumer Discretionary -- (25.2%)
    4imprint Group P.L.C.                       98,614 $ 1,239,671       0.1%
    888 Holdings P.L.C.                        936,528   1,919,920       0.1%
*   Aga Rangemaster Group P.L.C.               453,866   1,061,392       0.1%
    Barratt Developments P.L.C.              3,291,665  22,127,812       1.1%
    Bellway P.L.C.                             652,849  18,313,143       0.9%
    Berkeley Group Holdings P.L.C.             687,947  25,159,106       1.3%
    Betfair Group P.L.C.                       211,783   4,103,926       0.2%
    Bloomsbury Publishing P.L.C.               283,806     728,573       0.0%
    Boot Henry P.L.C.                          432,804   1,336,189       0.1%
    Bovis Homes Group P.L.C.                   875,787  11,827,736       0.6%
#   Bwin.Party Digital Entertainment P.L.C.  2,936,708   4,221,552       0.2%
*   Carpetright P.L.C.                          13,426      66,848       0.0%
#   Centaur Media P.L.C.                       556,967     516,534       0.0%
    Chime Communications P.L.C.                366,879   1,628,122       0.1%
    Cineworld Group P.L.C.                   1,100,456   5,899,333       0.3%
    Connect Group P.L.C.                       998,228   2,814,128       0.1%
    Creston P.L.C.                              22,394      41,398       0.0%
    Daily Mail & General Trust P.L.C.        1,422,483  17,999,359       0.9%
    Darty P.L.C.                             1,297,119   1,576,589       0.1%
    Debenhams P.L.C.                         6,498,732   6,747,374       0.3%
    Dignity P.L.C.                             248,371   6,244,077       0.3%
    Dixons Carphone P.L.C.                   2,319,507  14,728,353       0.7%
    Domino's Pizza Group P.L.C.                764,581   7,788,520       0.4%
    Dunelm Group P.L.C.                        334,499   4,511,879       0.2%
*   Enterprise Inns P.L.C.                   2,687,428   5,505,810       0.3%
#   Euromoney Institutional Investor P.L.C.    295,537   4,978,946       0.3%
*   Findel P.L.C.                              313,743   1,325,205       0.1%
*   Forminster P.L.C.                           43,333          --       0.0%
    Fuller Smith & Turner                      138,471   2,073,617       0.1%
    Future P.L.C.                            1,301,863     165,043       0.0%
#   Games Workshop Group P.L.C.                101,889     894,137       0.0%
    Greene King P.L.C.                       1,421,372  18,273,797       0.9%
    Halfords Group P.L.C.                    1,104,257   8,765,891       0.4%
    Headlam Group P.L.C.                       343,067   2,146,724       0.1%
    Home Retail Group P.L.C.                 4,196,363  12,314,396       0.6%
*   Hornby P.L.C.                              154,220     187,005       0.0%
    Howden Joinery Group P.L.C.              3,423,456  18,783,244       0.9%
    Huntsworth P.L.C.                          971,327     690,829       0.0%
    Inchcape P.L.C.                          2,330,419  25,961,589       1.3%
    Informa P.L.C.                           3,256,622  25,106,456       1.3%
    ITE Group P.L.C.                         1,258,778   3,434,546       0.2%
    J D Wetherspoon P.L.C.                     501,603   6,781,692       0.3%
    JD Sports Fashion P.L.C.                   480,052   3,550,156       0.2%
    John Menzies P.L.C.                        261,134   2,071,635       0.1%
*   Johnston Press P.L.C.                    1,039,980      57,543       0.0%
    Ladbrokes P.L.C.                         4,703,662   8,909,025       0.4%
    Laura Ashley Holdings P.L.C.             1,517,420     672,310       0.0%
    Lookers P.L.C.                           1,870,784   4,160,707       0.2%
    Marston's P.L.C.                         3,122,248   7,540,871       0.4%
*   Mecom Group P.L.C.                         477,516     992,782       0.1%
    Millennium & Copthorne Hotels P.L.C.     1,048,561   9,565,401       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                       ---------- ------------ ---------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C.         1,030,286 $  6,271,120       0.3%
     MJ Gleeson Group P.L.C.              195,875    1,097,442       0.1%
 #*  Mothercare P.L.C.                    609,288    1,705,687       0.1%
     N Brown Group P.L.C.                 874,754    4,708,853       0.2%
 *   Ocado Group P.L.C.                    18,636       74,235       0.0%
     Pendragon P.L.C.                   4,444,080    2,246,236       0.1%
     Persimmon P.L.C.                     224,217    5,265,777       0.3%
     Photo-Me International P.L.C.        464,351      980,622       0.1%
 *   Puma Brandenburg, Ltd.               119,000           --       0.0%
 *   Puma Brandenburg, Ltd. A Shares      119,000           --       0.0%
 *   Punch Taverns P.L.C.                 133,442      322,041       0.0%
     Rank Group P.L.C.                    104,240      275,494       0.0%
 #   Redrow P.L.C.                      1,505,347    6,969,047       0.4%
     Restaurant Group P.L.C. (The)      1,004,401   10,882,155       0.5%
     Rightmove P.L.C.                     492,413   16,655,156       0.8%
     Spirit Pub Co. P.L.C.              3,220,786    5,495,554       0.3%
 *   Sportech P.L.C.                      384,214      359,332       0.0%
     STV Group P.L.C.                       4,868       28,762       0.0%
 *   SuperGroup P.L.C.                    203,095    2,700,892       0.1%
     Taylor Wimpey P.L.C.              14,989,056   28,472,629       1.4%
     Ted Baker P.L.C.                     145,679    4,548,913       0.2%
 *   Thomas Cook Group P.L.C.           7,517,966   14,978,554       0.8%
     Topps Tiles P.L.C.                   829,659    1,348,415       0.1%
 *   Torotrak P.L.C.                       42,953        9,524       0.0%
 *   Trinity Mirror P.L.C.              1,688,565    4,430,665       0.2%
     TUI Travel P.L.C.                    279,182    1,784,007       0.1%
     UBM P.L.C.                         1,239,692   11,300,202       0.6%
     UTV Media P.L.C.                     467,514    1,552,953       0.1%
 #   Vitec Group P.L.C. (The)             164,847    1,604,318       0.1%
     WH Smith P.L.C.                      711,405   12,844,258       0.6%
     William Hill P.L.C.                4,494,667   25,956,438       1.3%
     Wilmington Group P.L.C.              346,234    1,210,273       0.1%
                                                  ------------      ----
 Total Consumer Discretionary                      513,590,445      25.7%
                                                  ------------      ----
 Consumer Staples -- (4.5%)
     A.G. BARR P.L.C.                     427,802    4,041,690       0.2%
     Anglo-Eastern Plantations P.L.C.     108,153    1,113,389       0.1%
     Booker Group P.L.C.                7,511,637   16,881,209       0.8%
     Britvic P.L.C.                     1,277,429   13,927,819       0.7%
     Cranswick P.L.C.                     264,392    6,002,873       0.3%
     Dairy Crest Group P.L.C.             747,197    4,991,338       0.2%
     Devro P.L.C.                         915,809    3,993,060       0.2%
     Greencore Group P.L.C.             2,335,961    9,801,708       0.5%
     Greggs P.L.C.                        558,897    5,421,183       0.3%
     Hilton Food Group P.L.C.              24,794      148,628       0.0%
     McBride P.L.C.                       855,515    1,088,099       0.1%
 #*  Premier Foods P.L.C.               2,951,877    1,558,148       0.1%
 #   PZ Cussons P.L.C.                  1,329,597    7,886,238       0.4%
     REA Holdings P.L.C.                   50,639      324,500       0.0%
     Tate & Lyle P.L.C.                 1,515,587   14,667,991       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
Consumer Staples -- (Continued)
#*  Thorntons P.L.C.                           274,658 $   481,180       0.0%
                                                       -----------       ---
Total Consumer Staples                                  92,329,053       4.6%
                                                       -----------       ---
Energy -- (4.6%)
*   Afren P.L.C.                             5,639,345   6,953,066       0.4%
    AMEC P.L.C.                              1,114,094  18,576,553       0.9%
    Anglo Pacific Group P.L.C.                 501,715   1,062,880       0.1%
*   Cairn Energy P.L.C.                      2,601,577   6,084,041       0.3%
*   EnQuest P.L.C.                           3,606,671   4,011,120       0.2%
*   Exillon Energy P.L.C.                      183,450     445,594       0.0%
*   Fortune Oil P.L.C.                       6,238,485     796,411       0.0%
*   Hardy Oil & Gas P.L.C.                      74,781     116,474       0.0%
    Hunting P.L.C.                             648,002   7,632,860       0.4%
    James Fisher & Sons P.L.C.                 225,918   4,710,015       0.2%
#*  JKX Oil & Gas P.L.C.                       456,676     278,354       0.0%
    John Wood Group P.L.C.                   1,961,228  20,808,838       1.0%
*   Lamprell P.L.C.                          1,397,664   3,279,670       0.2%
    Premier Oil P.L.C.                       2,665,891  11,008,227       0.6%
*   Salamander Energy P.L.C.                 1,391,295   2,361,247       0.1%
    Soco International P.L.C.                1,018,017   5,361,582       0.3%
                                                       -----------       ---
Total Energy                                            93,486,932       4.7%
                                                       -----------       ---
Financials -- (14.7%)
    Amlin P.L.C.                             2,654,495  19,373,906       1.0%
#   Ashmore Group P.L.C.                     1,882,641   9,613,529       0.5%
    Bank of Georgia Holdings P.L.C.            141,158   5,789,259       0.3%
    Beazley P.L.C.                           2,627,389  11,035,595       0.5%
    Brewin Dolphin Holdings P.L.C.           1,367,522   6,227,829       0.3%
    Capital & Counties Properties P.L.C.       474,174   2,594,006       0.1%
    Capital & Regional P.L.C.                2,692,546   2,074,841       0.1%
    Catlin Group, Ltd.                       1,883,388  16,179,782       0.8%
    Charles Stanley Group P.L.C.               126,349     625,767       0.0%
    Charles Taylor P.L.C.                      139,215     548,656       0.0%
    Chesnara P.L.C.                            578,859   3,188,354       0.2%
    Close Brothers Group P.L.C.                788,970  18,514,828       0.9%
*   Coalfield Resources P.L.C.                 268,451      23,826       0.0%
    Daejan Holdings P.L.C.                      32,083   2,557,974       0.1%
    Development Securities P.L.C.              592,116   2,005,875       0.1%
    Hansard Global P.L.C.                       16,468      24,903       0.0%
    Helical Bar P.L.C.                         668,916   3,749,966       0.2%
    Henderson Group P.L.C.                   5,677,167  19,118,900       1.0%
    Hiscox, Ltd.                             1,674,250  18,260,643       0.9%
    ICAP P.L.C.                              2,893,657  19,427,173       1.0%
    IG Group Holdings P.L.C.                 1,931,185  18,611,712       0.9%
*   Industrial & Commercial Holdings P.L.C.      5,000          --       0.0%
*   Inspired Capital P.L.C.                     87,461      22,589       0.0%
    Intermediate Capital Group P.L.C.          572,350   3,762,451       0.2%
    International Personal Finance P.L.C.      690,825   5,388,320       0.3%
*   IP Group P.L.C.                          1,306,305   4,342,455       0.2%
    Jardine Lloyd Thompson Group P.L.C.        643,694   9,814,514       0.5%
    Jupiter Fund Management P.L.C.           1,658,073   9,508,680       0.5%
    Lancashire Holdings, Ltd.                  923,042   9,893,910       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Financials -- (Continued)
    LSL Property Services P.L.C.             254,544 $  1,275,050       0.1%
    Man Group P.L.C.                       9,800,117   19,431,406       1.0%
    Novae Group P.L.C.                       285,979    2,535,428       0.1%
    Phoenix Group Holdings                   836,277   10,097,534       0.5%
*   Quintain Estates & Development P.L.C.  2,680,731    3,522,134       0.2%
    Rathbone Brothers P.L.C.                 165,692    5,122,769       0.2%
*   Raven Russia, Ltd.                     1,064,705    1,054,881       0.1%
    S&U P.L.C.                                21,140      655,213       0.0%
    Savills P.L.C.                           644,235    6,633,623       0.3%
    St James's Place P.L.C.                  793,110    9,483,454       0.5%
    ST Modwen Properties P.L.C.              961,657    5,574,082       0.3%
    Tullett Prebon P.L.C.                  1,102,488    5,013,847       0.2%
    Unite Group P.L.C. (The)               1,061,266    7,256,193       0.4%
*   Waterloo Investment Holdings, Ltd.         5,979          669       0.0%
                                                     ------------      ----
Total Financials                                      299,936,526      15.0%
                                                     ------------      ----
Health Care -- (3.7%)
#*  Alizyme P.L.C.                           660,805           --       0.0%
    Bioquell P.L.C.                           90,893      157,668       0.0%
*   BTG P.L.C.                             1,781,080   21,529,272       1.1%
#   Consort Medical P.L.C.                   149,007    1,713,250       0.1%
    Dechra Pharmaceuticals P.L.C.            431,161    5,242,875       0.2%
    Genus P.L.C.                             282,157    5,558,336       0.3%
    Hikma Pharmaceuticals P.L.C.             713,706   21,647,047       1.1%
*   Optos P.L.C.                             109,965      413,391       0.0%
*   Oxford Biomedica P.L.C.                2,648,141      170,280       0.0%
*   Skyepharma P.L.C.                        247,147    1,393,534       0.1%
    Synergy Health P.L.C.                    300,498    8,988,232       0.4%
    UDG Healthcare P.L.C.                  1,074,691    5,658,504       0.3%
*   Vectura Group P.L.C.                   1,944,162    3,678,932       0.2%
                                                     ------------      ----
Total Health Care                                      76,151,321       3.8%
                                                     ------------      ----
Industrials -- (24.2%)
    Air Partner P.L.C.                        39,319      164,352       0.0%
    Alumasc Group                            124,366      252,632       0.0%
    Ashtead Group P.L.C.                   1,347,260   22,572,306       1.1%
    Avon Rubber P.L.C.                        65,426      701,600       0.0%
    Balfour Beatty P.L.C.                  3,596,658    8,885,759       0.5%
    BBA Aviation P.L.C.                    2,792,163   15,805,781       0.8%
    Berendsen P.L.C.                         852,867   13,810,534       0.7%
    Bodycote P.L.C.                        1,253,236   12,543,254       0.6%
    Braemar Shipping Services P.L.C.          87,402      656,937       0.0%
    Brammer P.L.C.                           500,119    2,598,334       0.1%
#   Camellia P.L.C.                            2,481      345,270       0.0%
    Cape P.L.C.                              675,539    2,922,393       0.2%
    Carillion P.L.C.                       2,342,316   12,478,970       0.6%
    Carr's Milling Industries P.L.C.          35,527      921,018       0.1%
    Castings P.L.C.                          162,757    1,142,965       0.1%
    Chemring Group P.L.C.                  1,217,006    4,749,710       0.2%
    Clarkson P.L.C.                           67,965    2,445,648       0.1%
    Cobham P.L.C.                          5,618,202   26,207,126       1.3%
    Communisis P.L.C.                      1,085,996      957,794       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
 Industrials -- (Continued)
     Costain Group P.L.C.                  319,543 $ 1,490,097       0.1%
     DCC P.L.C.                            447,754  25,092,474       1.3%
     De La Rue P.L.C.                      422,563   3,538,407       0.2%
     Dialight P.L.C.                        59,439     816,426       0.0%
     Diploma P.L.C.                        595,258   6,624,281       0.3%
     Fenner P.L.C.                         960,636   4,754,421       0.2%
 *   Firstgroup P.L.C.                   5,609,640  10,109,228       0.5%
     Galliford Try P.L.C.                  392,461   7,681,059       0.4%
     Go-Ahead Group P.L.C.                 224,275   8,830,322       0.4%
     Goodwin P.L.C.                            383      20,514       0.0%
     Grafton Group P.L.C.                  667,199   6,772,974       0.3%
     Harvey Nash Group P.L.C.               46,693      65,823       0.0%
     Hays P.L.C.                         7,359,440  14,534,905       0.7%
     Hogg Robinson Group P.L.C.            134,014      91,854       0.0%
     Homeserve P.L.C.                    1,421,393   7,853,446       0.4%
     Interserve P.L.C.                     722,721   7,337,583       0.4%
     Keller Group P.L.C.                   333,468   4,455,678       0.2%
     Kier Group P.L.C.                     248,949   5,937,073       0.3%
     Latchways P.L.C.                       36,248     427,111       0.0%
     Lavendon Group P.L.C.                 813,519   2,387,634       0.1%
     Management Consulting Group P.L.C.  1,519,596     428,084       0.0%
     Mears Group P.L.C.                    539,928   3,814,758       0.2%
     Meggitt P.L.C.                          1,439      10,395       0.0%
     Melrose Industries P.L.C.           4,127,987  16,966,362       0.9%
     Michael Page International P.L.C.   1,418,054   8,841,668       0.4%
     Mitie Group P.L.C.                  1,953,183   9,423,616       0.5%
     Morgan Advanced Materials P.L.C.    1,478,838   6,685,829       0.3%
 #   Morgan Sindall Group P.L.C.           194,239   2,138,057       0.1%
     National Express Group P.L.C.       2,267,471   9,053,355       0.5%
     Norcros P.L.C.                        127,268      32,007       0.0%
     Northgate P.L.C.                      752,381   5,902,068       0.3%
     PayPoint P.L.C.                       218,433   3,015,305       0.2%
     QinetiQ Group P.L.C.                3,223,884  10,448,927       0.5%
     Regus P.L.C.                        3,367,250  10,667,585       0.5%
 *   Renold P.L.C.                         193,435     175,711       0.0%
     Rentokil Initial P.L.C.             9,576,875  18,886,873       1.0%
     Ricardo P.L.C.                        272,894   2,882,835       0.2%
     Robert Walters P.L.C.                 387,999   1,795,971       0.1%
     Rotork P.L.C.                         446,606  18,307,009       0.9%
     RPS Group P.L.C.                    1,266,580   4,755,395       0.2%
     Senior P.L.C.                       2,184,597   9,377,799       0.5%
     Serco Group P.L.C.                  1,982,009   9,458,136       0.5%
 *   Severfield P.L.C.                   1,307,340   1,258,407       0.1%
     Shanks Group P.L.C.                 2,492,971   3,882,911       0.2%
     SIG P.L.C.                          3,111,040   7,294,023       0.4%
     Speedy Hire P.L.C.                  2,992,433   2,979,455       0.2%
     Spirax-Sarco Engineering P.L.C.       399,105  18,236,514       0.9%
     St Ives P.L.C.                        676,146   2,085,412       0.1%
     Stagecoach Group P.L.C.             2,248,039  13,934,215       0.7%
     Sthree P.L.C.                         364,277   1,805,103       0.1%
     Stobart Group, Ltd.                   503,140     799,197       0.0%
     T Clarke P.L.C.                       147,457      99,351       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Industrials -- (Continued)
#   Tarsus Group P.L.C.                      208,165 $    680,046       0.0%
    Tribal Group P.L.C.                      156,581      393,877       0.0%
#   Trifast P.L.C.                           463,048      734,430       0.0%
    UK Mail Group P.L.C.                     197,261    1,257,474       0.1%
    Ultra Electronics Holdings P.L.C.        351,758    9,837,018       0.5%
    Vesuvius P.L.C.                        1,449,566    9,896,767       0.5%
#   Volex P.L.C.                             317,928      385,799       0.0%
    Vp P.L.C.                                167,297    1,577,933       0.1%
*   Wincanton P.L.C.                         561,917    1,332,660       0.1%
    WS Atkins P.L.C.                         524,536   11,403,969       0.6%
#   XP Power, Ltd.                            75,669    1,716,580       0.1%
                                                     ------------      ----
Total Industrials                                     493,642,579      24.8%
                                                     ------------      ----
Information Technology -- (8.5%)
    Acal P.L.C.                              209,458      704,766       0.0%
    Anite P.L.C.                           1,650,678    2,306,442       0.1%
    Aveva Group P.L.C.                       151,640    3,720,828       0.2%
    Computacenter P.L.C.                     433,706    4,289,236       0.2%
    CSR P.L.C.                               916,815   12,321,289       0.6%
    Domino Printing Sciences P.L.C.          548,653    5,306,369       0.3%
    E2V Technologies P.L.C.                  585,776    1,502,795       0.1%
    Electrocomponents P.L.C.               2,248,668    8,268,736       0.4%
    Fidessa Group P.L.C.                     170,086    6,371,268       0.3%
*   Filtronic P.L.C.                           4,262        1,550       0.0%
    Halma P.L.C.                           2,008,362   20,039,284       1.0%
#*  Imagination Technologies Group P.L.C.    670,665    2,051,468       0.1%
    Innovation Group P.L.C.                5,126,744    2,218,841       0.1%
*   Kofax, Ltd.                               62,414      389,734       0.0%
    Laird P.L.C.                           1,432,394    7,230,004       0.4%
    Micro Focus International P.L.C.         709,995   11,311,090       0.6%
    Moneysupermarket.com Group P.L.C.      1,591,537    5,112,771       0.2%
    NCC Group P.L.C.                         365,788    1,154,135       0.1%
    Oxford Instruments P.L.C.                181,921    3,152,269       0.2%
    Pace P.L.C.                            1,504,826    8,365,982       0.4%
    Phoenix IT Group P.L.C.                  204,614      392,243       0.0%
    Playtech P.L.C.                          873,600    9,894,832       0.5%
    Premier Farnell P.L.C.                 1,936,840    5,882,579       0.3%
    PV Crystalox Solar P.L.C.                147,995       36,400       0.0%
    Renishaw P.L.C.                          188,423    5,360,176       0.3%
    RM P.L.C.                                326,463      757,729       0.0%
*   SDL P.L.C.                               371,904    2,343,562       0.1%
    Sepura P.L.C.                            241,893      529,889       0.0%
    Spectris P.L.C.                          601,319   17,368,409       0.9%
    Spirent Communications P.L.C.          2,882,616    3,447,051       0.2%
#   Telecity Group P.L.C.                  1,018,433   12,576,541       0.6%
    TT electronics P.L.C.                    841,331    2,255,889       0.1%
    Vislink P.L.C.                            14,361        9,885       0.0%
    Xaar P.L.C.                              275,443    1,228,073       0.1%
    Xchanging P.L.C.                       1,340,957    4,065,812       0.2%
                                                     ------------      ----
Total Information Technology                          171,967,927       8.6%
                                                     ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                            ---------- -------------- ---------------
Materials -- (6.6%)
    African Barrick Gold P.L.C.                537,038 $    1,769,193       0.1%
    Alent P.L.C.                             1,337,126      7,179,435       0.4%
    British Polythene Industries P.L.C.        137,680      1,426,218       0.1%
    Carclo P.L.C.                              200,519        284,876       0.0%
    Centamin P.L.C.                          5,186,497      4,247,021       0.2%
    Croda International P.L.C.                 463,619     17,045,566       0.9%
    DS Smith P.L.C.                          4,875,734     20,708,475       1.0%
    Elementis P.L.C.                         2,403,235     10,178,056       0.5%
    Essentra P.L.C.                          1,229,761     13,539,887       0.7%
    Evraz P.L.C.                             1,226,120      2,541,744       0.1%
    Ferrexpo P.L.C.                            955,423      1,290,214       0.1%
*   Gem Diamonds, Ltd.                         565,679      1,407,432       0.1%
    Hill & Smith Holdings P.L.C.               431,543      3,920,824       0.2%
#*  Hochschild Mining P.L.C.                   702,031      1,109,963       0.1%
*   International Ferro Metals, Ltd.           447,220         41,172       0.0%
#*  Kazakhmys P.L.C.                         1,061,868      3,917,558       0.2%
#*  Lonmin P.L.C.                            2,202,370      6,173,426       0.3%
    Low & Bonar P.L.C.                       1,132,571      1,004,792       0.1%
    Marshalls P.L.C.                           920,298      2,936,843       0.1%
*   Petra Diamonds, Ltd.                     1,589,051      4,215,774       0.2%
#*  Petropavlovsk P.L.C.                       991,037        342,388       0.0%
    RPC Group P.L.C.                           887,241      7,749,348       0.4%
    Synthomer P.L.C.                         1,278,510      4,157,380       0.2%
    Vedanta Resources P.L.C.                   480,809      6,344,829       0.3%
    Victrex P.L.C.                             401,577     10,908,380       0.5%
    Zotefoams P.L.C.                            96,852        356,448       0.0%
                                                       --------------      ----
Total Materials                                           134,797,242       6.8%
                                                       --------------      ----
Telecommunication Services -- (2.7%)
    Cable & Wireless Communications P.L.C.  12,247,104      9,464,201       0.5%
#*  Colt Group SA                            1,540,335      3,393,716       0.2%
    Inmarsat P.L.C.                          2,296,017     25,210,004       1.3%
    Kcom Group P.L.C.                        3,098,002      4,612,597       0.2%
    TalkTalk Telecom Group P.L.C.            2,703,937     13,013,957       0.6%
                                                       --------------      ----
Total Telecommunication Services                           55,694,475       2.8%
                                                       --------------      ----
Utilities -- (2.6%)
    Dee Valley Group P.L.C.                     12,109        258,832       0.0%
    Drax Group P.L.C.                        2,103,725     20,016,929       1.0%
    Pennon Group P.L.C.                      2,061,341     27,507,186       1.4%
    Telecom Plus P.L.C.                        205,174      4,636,754       0.2%
                                                       --------------      ----
Total Utilities                                            52,419,701       2.6%
                                                       --------------      ----
TOTAL COMMON STOCKS                                     1,984,016,201      99.4%
                                                       --------------      ----
RIGHTS/WARRANTS -- (0.1%)
*   Consort Medical P.L.C. Rights               93,129      1,083,818       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                              ---------- -------------- ---------------
*     McBride P.L.C. Rights                                   28,231,995 $       45,163        0.0%
TOTAL RIGHTS/WARRANTS                                                         1,128,981        0.1%
                                                                         --------------      -----

                                                                            VALUE+
                                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                           4,557,215     52,726,974        2.6%
                                                                         --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,533,323,942)                      $2,037,872,156      102.1%
                                                                         ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary        $ 1,705,687 $  511,884,758   --    $  513,590,445
 Consumer Staples                       --     92,329,053   --        92,329,053
 Energy                                 --     93,486,932   --        93,486,932
 Financials                             --    299,936,526   --       299,936,526
 Health Care                       413,391     75,737,930   --        76,151,321
 Industrials                            --    493,642,579   --       493,642,579
 Information Technology             36,400    171,931,527   --       171,967,927
 Materials                          41,172    134,756,070   --       134,797,242
 Telecommunication Services             --     55,694,475   --        55,694,475
 Utilities                              --     52,419,701   --        52,419,701
Rights/Warrants                  1,083,818         45,163   --         1,128,981
Securities Lending Collateral           --     52,726,974   --        52,726,974
                               ----------- --------------   --    --------------
TOTAL                          $3,280,468  $2,034,591,688   --    $2,037,872,156
                               =========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
COMMON STOCKS -- (87.6%)
AUSTRIA -- (2.0%)
*   A-TEC Industries AG                            21,828 $        --       0.0%
    Agrana Beteiligungs AG                         17,354   1,566,458       0.1%
    AMAG Austria Metall AG                          2,949      94,169       0.0%
    Atrium European Real Estate, Ltd.             614,001   3,216,258       0.1%
    Austria Technologie & Systemtechnik AG        110,465   1,280,267       0.0%
    BKS Bank AG                                     1,326      28,414       0.0%
    BUWOG AG                                          768      14,198       0.0%
    CA Immobilien Anlagen AG                      163,483   3,135,694       0.1%
#   Conwert Immobilien Invest SE                  219,005   2,428,779       0.1%
    DO & CO AG                                     24,454   1,478,781       0.0%
    EVN AG                                        164,083   2,078,799       0.1%
#   Flughafen Wien AG                              48,347   4,440,384       0.1%
    Frauenthal Holding AG                           4,212      49,152       0.0%
*   IMMOFINANZ AG                                  15,360      46,501       0.0%
    Josef Manner & Co. AG                             870      49,091       0.0%
#*  Kapsch TrafficCom AG                           26,900     566,544       0.0%
#   Lenzing AG                                     51,434   2,968,035       0.1%
#   Mayr Melnhof Karton AG                         45,831   4,918,621       0.2%
    Oberbank AG                                    37,973   2,391,262       0.1%
    Oesterreichische Post AG                      161,426   7,878,430       0.3%
    Palfinger AG                                   58,212   1,356,558       0.0%
    POLYTEC Holding AG                             83,703     690,733       0.0%
    RHI AG                                        113,647   2,913,350       0.1%
#   Rosenbauer International AG                    17,375   1,585,377       0.1%
    S IMMO AG                                     300,714   2,315,937       0.1%
    Schoeller-Bleckmann Oilfield Equipment AG      53,891   4,644,372       0.1%
    Semperit AG Holding                            54,240   2,686,538       0.1%
    Strabag SE                                    102,680   2,222,240       0.1%
    UNIQA Insurance Group AG                      417,996   4,660,838       0.1%
#   Wienerberger AG                               570,796   6,902,467       0.2%
*   Wolford AG                                     11,252     274,836       0.0%
#   Zumtobel Group AG                             163,104   2,876,328       0.1%
                                                          -----------       ---
TOTAL AUSTRIA                                              71,759,411       2.3%
                                                          -----------       ---
BELGIUM -- (2.9%)
*   Ablynx NV                                     272,821   2,727,998       0.1%
    Ackermans & van Haaren NV                     121,561  15,159,547       0.5%
*   AGFA-Gevaert NV                               953,695   2,406,099       0.1%
    Arseus NV                                     128,749   5,136,104       0.2%
#   Atenor Group                                    6,182     284,618       0.0%
    Banque Nationale de Belgique                      973   3,963,848       0.1%
#   Barco NV                                       64,380   4,746,910       0.2%
    Cie d'Entreprises CFE                          41,428   4,480,228       0.1%
    Cie Immobiliere de Belgique SA                 14,448     760,511       0.0%
    Cie Maritime Belge SA                          66,098   1,294,542       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA      115     314,576       0.0%
    D'ieteren SA                                  129,060   4,673,200       0.1%
    Deceuninck NV                                 364,236     904,273       0.0%
#   Econocom Group SA                             312,002   2,016,658       0.1%
    Elia System Operator SA                       139,387   6,914,341       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                       --------- ------------ ---------------
   BELGIUM -- (Continued)
   #*  Euronav NV                        174,847 $  1,855,645       0.1%
   #   EVS Broadcast Equipment SA         60,843    1,971,932       0.1%
       Exmar NV                          170,112    2,377,959       0.1%
   *   Floridienne SA                        868       77,217       0.0%
       Gimv NV                            14,723      668,984       0.0%
   *   Hamon & CIE SA                      4,508       58,782       0.0%
   *   Ion Beam Applications             104,875    1,832,087       0.1%
       Jensen-Group NV                    13,482      253,151       0.0%
       Kinepolis Group NV                 97,910    3,921,969       0.1%
   #   Lotus Bakeries                      1,404    1,638,187       0.1%
   #*  MDxHealth                         135,363      635,876       0.0%
       Melexis NV                         99,627    4,549,212       0.1%
   *   Mobistar SA                       113,212    2,427,558       0.1%
   #   NV Bekaert SA                     190,167    5,978,451       0.2%
   #*  Nyrstar NV                      1,669,179    5,633,555       0.2%
   *   Option NV                         131,335       47,009       0.0%
   *   Picanol                            29,777      984,082       0.0%
       RealDolmen NV                         120           15       0.0%
   *   RealDolmen NV/SA                    8,137      193,507       0.0%
       Recticel SA                       112,905      861,442       0.0%
   *   Rentabiliweb Group                 18,045      133,255       0.0%
   #   Resilux                             4,818      638,420       0.0%
   #*  RHJ International SA              192,652    1,049,963       0.0%
   *   Roularta Media Group NV            10,263      154,401       0.0%
   *   Sapec                               2,832      100,021       0.0%
       Sioen Industries NV                52,140      736,147       0.0%
       Sipef SA                           30,617    2,124,916       0.1%
       TER Beke SA                         2,260      169,530       0.0%
   #*  Tessenderlo Chemie NV             137,700    3,572,441       0.1%
   #*  ThromboGenics NV                  164,549    1,446,472       0.0%
       Van de Velde NV                    37,238    1,725,570       0.1%
   *   Viohalco SA                       603,593    1,947,500       0.1%
                                                 ------------       ---
   TOTAL BELGIUM                                  105,548,709       3.3%
                                                 ------------       ---
   DENMARK -- (4.6%)
       ALK-Abello A.S.                    29,336    3,308,409       0.1%
   *   Alm Brand A.S.                    484,611    2,645,625       0.1%
   #   Ambu A.S. Class B                  29,756    2,102,607       0.1%
       Arkil Holding A.S. Class B            504       69,089       0.0%
   *   Atlantic Petroleum P/F              4,328       52,405       0.0%
   *   Auriga Industries A.S. Class B     96,829    5,003,238       0.2%
   #*  Bang & Olufsen A.S.               173,002    1,342,772       0.1%
       BankNordik P/F                      1,753       33,073       0.0%
   #*  Bavarian Nordic A.S.              122,864    3,804,503       0.1%
   *   BoConcept Holding A.S. Class B      5,365       79,110       0.0%
       Brodrene Hartmann A.S.             13,977      402,586       0.0%
   #   D/S Norden A.S.                   110,869    2,915,497       0.1%
       Dfds A.S.                          21,740    1,842,513       0.1%
       Djurslands Bank A.S.                8,970      304,323       0.0%
       East Asiatic Co., Ltd. A.S.        55,571      500,580       0.0%
       FE Bording A.S.                       426       65,384       0.0%
   #   FLSmidth & Co. A.S.               229,906   10,423,836       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
 DENMARK -- (Continued)
     Fluegger A.S. Class B                  4,198 $    261,643       0.0%
 *   Genmab A.S.                          188,213    8,204,501       0.3%
     GN Store Nord A.S.                   772,340   17,970,374       0.6%
 *   GPV Industri A.S. Series B             2,200           --       0.0%
 *   Greentech Energy Systems A.S.         12,775       15,391       0.0%
     Gronlandsbanken A.S.                   1,125      117,881       0.0%
     H Lundbeck A.S.                       76,174    1,615,297       0.1%
 *   H+H International A.S. Class B        32,853      228,615       0.0%
     Harboes Bryggeri A.S. Class B         13,115      184,350       0.0%
     IC Group A.S.                         35,956      920,672       0.0%
     Jeudan A.S.                            4,800      451,221       0.0%
 *   Jyske Bank A.S.                      267,531   14,424,929       0.5%
     Lan & Spar Bank                        5,150      325,336       0.0%
     NKT Holding A.S.                     110,421    5,727,711       0.2%
     Nordjyske Bank A.S.                   17,600      382,528       0.0%
     Norresundby Bank A.S.                  7,350      371,314       0.0%
     Pandora A.S.                             726       61,210       0.0%
 *   Parken Sport & Entertainment A.S.     33,556      344,853       0.0%
     PER Aarsleff A.S. Class B              9,177    1,527,396       0.1%
     Ringkjoebing Landbobank A.S.          20,364    3,924,251       0.1%
     Roblon A.S. Class B                    2,700      130,122       0.0%
     Rockwool International A.S. Class B   30,614    4,456,793       0.1%
 *   Royal UNIBREW                         45,850    7,494,794       0.2%
     RTX A.S.                               6,100       51,384       0.0%
     Schouw & Co.                          74,017    3,279,370       0.1%
     SimCorp A.S.                         194,860    5,880,548       0.2%
     Solar A.S. Class B                    27,205    1,259,701       0.0%
     Spar Nord Bank A.S.                  352,611    3,564,325       0.1%
 *   Sydbank A.S.                         317,330   10,073,951       0.3%
     Tivoli A.S.                              969      487,112       0.0%
 *   TK Development A.S.                  374,839      549,604       0.0%
 *   Topdanmark A.S.                      507,925   16,167,201       0.5%
 *   Topsil Semiconductor Matls           886,257       68,960       0.0%
 *   Torm A.S.                            478,524       30,642       0.0%
     United International Enterprises       9,811    1,748,785       0.1%
 *   Vestas Wind Systems A.S.             531,291   17,731,821       0.6%
 *   Vestjysk Bank A.S.                    53,413      101,785       0.0%
 #*  Zealand Pharma A.S.                   45,987      526,693       0.0%
                                                  ------------       ---
 TOTAL DENMARK                                     165,558,614       5.3%
                                                  ------------       ---
 FINLAND -- (6.0%)
     Afarak Group Oyj                     312,075       97,586       0.0%
     Ahlstrom Oyj                          48,381      441,805       0.0%
 #   Aktia Bank Oyj                        48,678      592,232       0.0%
     Alma Media Oyj                       277,852    1,090,630       0.0%
 #   Amer Sports Oyj                      566,687   10,861,464       0.4%
     Apetit Oyj                            19,402      347,284       0.0%
     Aspo Oyj                              83,365      739,882       0.0%
     Atria Oyj                             37,273      329,095       0.0%
     Bank of Aland P.L.C. Class B          22,078      277,598       0.0%
     BasWare Oyj                           42,915    2,153,395       0.1%
 #*  Biotie Therapies Oyj                 955,389      246,477       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
FINLAND -- (Continued)
#   Cargotec Oyj                                         167,673 $ 5,061,705       0.2%
    Caverion Corp.                                       486,401   3,911,641       0.1%
    Citycon Oyj                                        1,345,638   4,359,750       0.1%
    Comptel Oyj                                          337,600     262,501       0.0%
#   Cramo Oyj                                            148,755   2,169,476       0.1%
    Digia Oyj                                             48,912     187,553       0.0%
    Elektrobit Oyj                                       265,750   1,143,662       0.0%
    Elisa Oyj                                            702,558  19,299,483       0.6%
#   F-Secure Oyj                                         471,472   1,151,522       0.0%
*   Finnair Oyj                                          427,233   1,334,492       0.0%
*   Finnlines Oyj                                        124,906   2,363,783       0.1%
    Fiskars Oyj Abp                                      196,766   5,477,728       0.2%
*   GeoSentric Oyj                                       244,900          --       0.0%
    HKScan Oyj Class A                                   127,827     543,701       0.0%
    Huhtamaki Oyj                                        452,365  11,478,833       0.4%
    Ilkka-Yhtyma Oyj                                      61,503     164,120       0.0%
#   Kemira Oyj                                           472,368   6,099,948       0.2%
    Kesko Oyj Class B                                    315,046  11,948,285       0.4%
#   Konecranes Oyj                                       245,559   6,881,218       0.2%
#   Lassila & Tikanoja Oyj                               160,510   2,961,594       0.1%
*   Lemminkainen Oyj                                      31,119     461,925       0.0%
    Metsa Board Oyj                                    1,549,706   6,922,294       0.2%
    Metso Oyj                                            469,957  15,354,503       0.5%
#   Munksjo Oyj                                           24,345     229,184       0.0%
#   Neste Oil Oyj                                        609,759  13,158,259       0.4%
    Nokian Renkaat Oyj                                   124,115   3,506,308       0.1%
    Okmetic Oyj                                           61,386     366,485       0.0%
    Olvi Oyj Class A                                      70,665   2,085,929       0.1%
*   Oriola-KD Oyj Class A                                  5,045      16,459       0.0%
*   Oriola-KD Oyj Class B                                507,715   1,678,922       0.1%
    Orion Oyj Class A                                    130,940   4,399,572       0.1%
    Orion Oyj Class B                                    401,178  13,644,702       0.4%
#*  Outokumpu Oyj                                        841,911   4,779,633       0.2%
#   Outotec Oyj                                          697,608   4,616,784       0.2%
    PKC Group Oyj                                        109,715   2,200,494       0.1%
    Ponsse Oy                                             31,710     481,149       0.0%
#*  Poyry Oyj                                            194,637     781,784       0.0%
    Raisio Oyj Class V                                   541,284   2,700,055       0.1%
    Ramirent Oyj                                         324,161   2,587,183       0.1%
    Rapala VMC Oyj                                       113,258     731,978       0.0%
    Revenio Group Oyj                                      9,732     166,338       0.0%
    Saga Furs Oyj                                         11,324     357,076       0.0%
#   Sanoma Oyj                                           359,150   2,066,659       0.1%
    SRV Group Oyj                                          9,181      40,715       0.0%
    Stockmann Oyj Abp(5462371)                            43,914     484,810       0.0%
#   Stockmann Oyj Abp(5462393)                           139,051   1,540,392       0.1%
    Technopolis Oyj                                      421,257   2,141,522       0.1%
    Teleste Oyj                                           53,559     345,527       0.0%
    Tieto Oyj                                            305,721   7,751,272       0.3%
    Tikkurila Oyj                                        175,018   3,614,319       0.1%
    Uponor Oyj                                           249,785   3,320,208       0.1%
    Vacon Oyj                                             94,389   3,999,516       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
FINLAND -- (Continued)
    Vaisala Oyj Class A                              42,946 $  1,210,111       0.0%
    Viking Line Abp                                  10,366      178,265       0.0%
#   YIT Oyj                                         500,865    3,350,763       0.1%
                                                            ------------       ---
TOTAL FINLAND                                                215,249,538       6.8%
                                                            ------------       ---
FRANCE -- (10.4%)
    ABC Arbitrage                                    23,342      140,697       0.0%
    Actia Group                                       7,463       44,525       0.0%
#*  Air France-KLM                                  722,730    6,105,703       0.2%
#   Akka Technologies SA                             37,835    1,237,228       0.1%
    Albioma SA                                      101,173    2,194,455       0.1%
*   Alcatel-Lucent                                1,635,580    4,997,151       0.2%
    Altamir                                          81,618    1,023,388       0.0%
    Alten SA                                        100,640    4,304,684       0.1%
    Altran Technologies SA                          694,315    6,821,242       0.2%
    April                                            76,998    1,152,836       0.0%
#*  Archos                                           68,116      179,114       0.0%
#   Arkema SA                                        83,167    5,133,228       0.2%
    Assystem                                         65,144    1,315,439       0.1%
#   Aubay                                            15,189      180,500       0.0%
    Audika Groupe                                    22,298      328,198       0.0%
    Aurea SA                                          2,850       18,328       0.0%
#   Axway Software SA                                29,721      621,208       0.0%
    Bastide le Confort Medical                        1,571       29,871       0.0%
#*  Beneteau SA                                     184,191    2,725,900       0.1%
#   Bigben Interactive                               36,286      236,027       0.0%
    BioMerieux                                       52,366    5,522,662       0.2%
    Boiron SA                                        30,876    2,748,736       0.1%
    Bonduelle S.C.A.                                 77,754    1,958,187       0.1%
#   Bongrain SA                                      34,266    2,330,078       0.1%
    Burelle SA                                        3,866    2,638,927       0.1%
#   Catering International Services                   2,404       53,011       0.0%
*   Cegedim SA                                       21,475      689,437       0.0%
    Cegid Group                                      23,381      860,562       0.0%
#*  CGG SA                                          455,425    2,631,189       0.1%
#*  Chargeurs SA                                     92,587      555,169       0.0%
*   Cie des Alpes                                    22,959      445,866       0.0%
    Cie Industrielle et Financiere D'Entreprises      1,074       76,868       0.0%
*   Club Mediterranee SA                            107,104    3,017,526       0.1%
    Derichebourg SA                                 548,515    1,376,810       0.1%
#   Devoteam SA                                      27,431      439,404       0.0%
    Eiffage SA                                      107,799    5,730,912       0.2%
    Electricite de Strasbourg SA                     21,886    2,870,514       0.1%
#*  Eramet                                           11,047    1,026,398       0.0%
#*  Esso SA Francaise                                12,119      469,057       0.0%
*   Etablissements Maurel et Prom                   429,214    5,130,013       0.2%
    Euler Hermes Group                               49,555    4,854,370       0.2%
#*  Euro Disney SCA                                  61,975      233,589       0.0%
    Eurofins Scientific SE                           41,429   10,479,085       0.3%
#   Exel Industries Class A                          10,680      605,042       0.0%
    Faiveley Transport SA                            35,342    2,125,417       0.1%
    Faurecia                                        267,798    8,674,532       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
FRANCE -- (Continued)
    Fimalac                                                    31,490 $ 2,112,489       0.1%
#   Fleury Michon SA                                            6,164     355,892       0.0%
*   GameLoft SE                                               315,552   1,619,960       0.1%
    Gaumont SA                                                 13,980     695,230       0.0%
    GEA                                                         2,433     218,165       0.0%
#*  GECI International                                         59,392          --       0.0%
    Gevelot SA                                                  3,584     462,891       0.0%
#   GL Events                                                  48,302     965,379       0.0%
    Groupe Crit                                                24,255   1,243,086       0.1%
    Groupe Eurotunnel SA                                      425,966   5,383,888       0.2%
    Groupe Flo                                                 35,997     127,330       0.0%
*   Groupe Fnac                                                20,234     852,025       0.0%
#   Groupe Gorge                                               16,780     387,479       0.0%
*   Groupe Open                                                27,590     303,149       0.0%
    Guerbet                                                    28,178   1,310,552       0.1%
    Haulotte Group SA                                          65,672     993,123       0.0%
    Havas SA                                                1,325,494  10,721,569       0.4%
#*  Hi-Media SA                                               243,923     776,766       0.0%
#   Ingenico                                                  171,744  17,109,701       0.6%
#   Interparfums SA                                            38,693     929,339       0.0%
    Ipsen SA                                                  152,411   7,491,691       0.3%
    IPSOS                                                     159,746   4,142,947       0.1%
    Jacquet Metal Service                                      62,117   1,060,079       0.0%
    Korian-Medica                                             167,561   6,052,815       0.2%
    Lagardere SCA                                             585,070  14,238,458       0.5%
    Lanson-BCC                                                  9,093     380,240       0.0%
    Laurent-Perrier                                            12,792   1,025,735       0.0%
*   Le Noble Age                                                5,357     130,213       0.0%
    Lectra                                                     96,619     953,429       0.0%
    Linedata Services                                           1,714      49,215       0.0%
    LISI                                                       86,765   2,176,969       0.1%
    Maisons France Confort SA                                  15,817     536,452       0.0%
*   Manitou BF SA                                              48,911     680,535       0.0%
    Manutan International                                      14,553     703,155       0.0%
*   Mauna Kea Technologies                                     12,360     101,839       0.0%
    Mersen                                                     72,883   1,753,542       0.1%
*   METabolic EXplorer SA                                      56,724     224,926       0.0%
    Metropole Television SA                                   236,930   4,100,236       0.1%
    MGI Coutier                                                44,418     658,470       0.0%
#   Montupet                                                   33,190   2,575,982       0.1%
    Mr Bricolage                                               30,731     559,869       0.0%
#   Naturex                                                    30,079   2,093,416       0.1%
#   Neopost SA                                                171,272  11,886,247       0.4%
#*  Nexans SA                                                 139,042   4,236,689       0.1%
    Nexity SA                                                 115,696   4,153,725       0.1%
    NextRadioTV                                                14,562     435,751       0.0%
    Norbert Dentressangle SA                                   20,989   3,067,895       0.1%
*   NRJ Group                                                  72,524     628,995       0.0%
#*  Onxeo                                                      40,495     340,896       0.0%
#*  Orco Property Group SA                                    167,788      77,948       0.0%
    Orpea                                                     167,069  10,193,263       0.3%
#   Paris Orleans SA                                            3,127      68,202       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                  --------- ----------- ---------------
FRANCE -- (Continued)
*   Parrot SA                                                        38,572 $   731,745       0.0%
*   Peugeot SA                                                      449,441   5,341,390       0.2%
#*  Pierre & Vacances SA                                             26,355     655,263       0.0%
    Plastic Omnium SA                                               324,906   7,399,717       0.2%
    PSB Industries SA                                                 8,438     371,141       0.0%
    Rallye SA                                                       109,998   4,263,137       0.1%
#*  Recylex SA                                                       83,164     196,992       0.0%
    Remy Cointreau SA                                                     4         285       0.0%
    Robertet SA                                                       3,167     655,243       0.0%
#   Rubis SCA                                                       167,944   9,881,781       0.3%
    Saft Groupe SA                                                  142,312   4,233,177       0.1%
    Samse SA                                                          8,342   1,132,133       0.0%
    Sartorius Stedim Biotech                                         11,142   2,031,034       0.1%
    SEB SA                                                           94,711   7,750,150       0.3%
    Seche Environnement SA                                            9,167     269,492       0.0%
*   Securidev SA                                                      2,500     116,363       0.0%
#*  Sequana SA                                                       88,039     261,654       0.0%
    Societe d'Edition de Canal +                                    273,424   2,031,217       0.1%
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco     46,150   2,581,155       0.1%
#   Societe Internationale de Plantations d'Heveas SA                 7,778     323,683       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                  3,434     130,110       0.0%
    Societe pour l'Informatique Industrielle                         40,908     348,687       0.0%
    Societe Television Francaise 1                                  574,842   8,570,051       0.3%
#*  SOITEC                                                        1,185,978   2,951,076       0.1%
#*  Solocal Group                                                 3,535,700   2,172,430       0.1%
#   Somfy SA                                                         21,738   6,370,851       0.2%
    Sopra Group SA                                                   57,580   4,316,148       0.2%
#*  Spir Communication SA                                             4,687      67,507       0.0%
    Stallergenes SA                                                   3,053     191,379       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                         37,780     452,202       0.0%
#   Stef SA                                                          29,121   1,660,462       0.1%
#*  Store Electronic                                                 12,202     188,934       0.0%
    Sword Group                                                      30,562     710,920       0.0%
    Synergie SA                                                      72,705   1,667,215       0.1%
*   Technicolor SA                                                1,236,609   7,300,958       0.2%
    Teleperformance                                                 289,816  18,262,629       0.6%
    Tessi SA                                                          7,038     695,112       0.0%
    TFF Group                                                         5,013     379,391       0.0%
#*  Theolia SA                                                      281,335     236,211       0.0%
    Thermador Groupe                                                 11,363   1,059,872       0.0%
    Total Gabon                                                       1,324     586,917       0.0%
    Touax SA                                                          4,773      84,923       0.0%
*   Trigano SA                                                       44,946     910,306       0.0%
*   UBISOFT Entertainment                                           471,492   8,536,532       0.3%
    Union Financiere de France BQE SA                                16,679     459,897       0.0%
#*  Valneva SE                                                      139,354     768,660       0.0%
    Vetoquinol SA                                                    11,920     537,375       0.0%
    Vicat                                                            59,033   4,037,214       0.1%
    VIEL & Cie SA                                                   158,130     376,200       0.0%
#   Vilmorin & Cie SA                                                22,738   2,282,533       0.1%
    Virbac SA                                                        17,838   3,985,949       0.1%
    VM Materiaux SA                                                   6,914     206,056       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES    VALUE++    OF NET ASSETS**
                                                ------- ------------ ---------------
FRANCE -- (Continued)
    Vranken-Pommery Monopole SA                  18,881 $    569,815       0.0%
                                                        ------------      ----
TOTAL FRANCE                                             370,982,194      11.8%
                                                        ------------      ----
GERMANY -- (13.1%)
*   AAP Implantate AG                             1,361        4,153       0.0%
    Aareal Bank AG                              423,110   18,179,030       0.6%
    Adler Modemaerkte AG                         43,274      647,363       0.0%
*   ADVA Optical Networking SE                  189,709      681,131       0.0%
#*  Air Berlin P.L.C.                           167,708      248,125       0.0%
#*  Aixtron SE                                  409,853    5,000,798       0.2%
*   Aligna AG                                   318,087           --       0.0%
    All for One Steeb AG                            252        8,760       0.0%
    Allgeier SE                                  26,582      473,802       0.0%
    Amadeus Fire AG                              25,995    1,845,041       0.1%
*   Analytik Jena AG                              5,992      106,815       0.0%
*   AS Creation Tapeten                           7,109      245,109       0.0%
    Aurubis AG                                  166,425    8,687,788       0.3%
#   Balda AG                                    127,634      438,775       0.0%
    Basler AG                                     1,972       98,517       0.0%
#*  Bauer AG                                     49,656      769,720       0.0%
    BayWa AG(5838057)                            60,753    2,406,520       0.1%
    BayWa AG(5838068)                               124        5,053       0.0%
    Bechtle AG                                   75,407    5,874,774       0.2%
    Bertrandt AG                                 24,357    3,188,337       0.1%
    Bijou Brigitte AG                            19,384    1,336,789       0.0%
#   Bilfinger SE                                 75,691    4,894,926       0.2%
#   Biotest AG                                   20,784    2,059,963       0.1%
*   BKN International AG                         33,408           --       0.0%
    Borussia Dortmund GmbH & Co. KGaA(4627193)  311,205    1,648,127       0.1%
*   Borussia Dortmund GmbH & Co. KGaA(BQ8P020)   99,740      524,955       0.0%
#   CANCOM SE                                    77,099    3,164,605       0.1%
    Carl Zeiss Meditec AG                       116,969    3,147,289       0.1%
#   CAT Oil AG                                  111,403    2,122,012       0.1%
    Celesio AG                                  212,397    7,007,365       0.2%
    CENIT AG                                     37,908      527,004       0.0%
    CENTROTEC Sustainable AG                     43,285      701,053       0.0%
    Cewe Stiftung & Co. KGAA                     28,461    1,873,183       0.1%
    Comdirect Bank AG                           179,407    1,815,149       0.1%
    CompuGroup Medical AG                        69,315    1,591,066       0.1%
*   Constantin Medien AG                        351,622      527,167       0.0%
#   CropEnergies AG                             111,540      552,854       0.0%
    CTS Eventim AG & Co., KGaA                  212,200    5,607,087       0.2%
#*  DAB Bank AG                                 130,043      766,091       0.0%
    Data Modul AG                                11,455      259,185       0.0%
    DEAG Deutsche Entertainment AG                3,177       23,496       0.0%
#   Delticom AG                                  25,992      542,729       0.0%
*   Deufol SE                                    46,570       45,521       0.0%
#   Deutsche Beteiligungs AG                     29,148      799,010       0.0%
    Deutsche Wohnen AG                          885,948   19,997,303       0.6%
    Deutz AG                                    440,031    1,982,281       0.1%
*   Dialog Semiconductor P.L.C.                 315,500   10,894,785       0.4%
    DIC Asset AG                                 13,115      110,591       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
GERMANY -- (Continued)
    DMG Mori Seiki AG                        308,295 $ 7,893,799       0.3%
    Dr Hoenle AG                              21,610     460,527       0.0%
    Draegerwerk AG & Co. KGaA                  6,384     529,857       0.0%
    Drillisch AG                             228,312   7,951,875       0.3%
    Duerr AG                                 123,784   8,695,107       0.3%
    Eckert & Ziegler AG                       17,884     535,479       0.0%
    Elmos Semiconductor AG                    49,157     879,965       0.0%
    ElringKlinger AG                         151,212   4,625,261       0.2%
    Erlus AG                                   2,970     171,317       0.0%
#*  Euromicron AG                             33,718     558,437       0.0%
#*  Evotec AG                              1,140,613   4,192,358       0.1%
    Fielmann AG                               72,832   4,752,690       0.2%
#*  First Sensor AG                           19,888     250,529       0.0%
    Francotyp-Postalia Holding AG Class A     53,729     275,204       0.0%
    Freenet AG                               631,511  16,569,366       0.5%
    Fuchs Petrolub SE                        173,842   6,397,655       0.2%
*   GAGFAH SA                                281,532   5,264,938       0.2%
    Gerresheimer AG                          154,331   8,587,271       0.3%
    Gerry Weber International AG             109,422   4,401,177       0.1%
    Gesco AG                                  14,980   1,323,789       0.0%
    GFK SE                                    72,900   3,018,149       0.1%
    GFT Technologies AG                       81,255   1,125,415       0.0%
    Grammer AG                                62,474   2,289,199       0.1%
    Grenkeleasing AG                          32,703   3,253,700       0.1%
#*  H&R AG                                    50,783     435,038       0.0%
#   Hamburger Hafen und Logistik AG           87,488   1,917,520       0.1%
*   Hansa Group AG                           115,149      38,311       0.0%
#   Hawesko Holding AG                        20,532     951,337       0.0%
#*  Heidelberger Druckmaschinen AG         1,325,208   3,384,719       0.1%
    Highlight Communications AG               98,062     392,906       0.0%
    Homag Group AG                            28,046     988,264       0.0%
    Hornbach Baumarkt AG                       1,879      66,922       0.0%
    Indus Holding AG                         110,159   5,063,808       0.2%
#   Init Innovation In Traffic Systems AG     19,649     476,451       0.0%
#*  Intershop Communications AG               62,598      98,122       0.0%
    Isra Vision AG                            15,171     903,806       0.0%
    Jenoptik AG                              223,167   2,556,733       0.1%
*   Joyou AG                                  18,024     223,743       0.0%
    K+S AG                                    46,883   1,313,884       0.0%
*   Kampa AG                                   7,101         125       0.0%
*   Kloeckner & Co. SE                       520,355   6,112,618       0.2%
*   Koenig & Bauer AG                         27,098     343,204       0.0%
*   Kontron AG                               247,150   1,431,187       0.0%
    Krones AG                                 72,618   6,966,980       0.2%
    KSB AG                                     3,584   1,931,880       0.1%
#   KUKA AG                                  137,507   8,666,209       0.3%
    KWS Saat AG                               16,490   5,378,349       0.2%
    Leifheit AG                               12,500     655,039       0.0%
    Leoni AG                                 160,708   9,231,617       0.3%
#   LPKF Laser & Electronics AG              116,440   1,492,874       0.1%
#*  Manz AG                                   14,219   1,162,189       0.0%
*   MasterFlex SE                             19,347     161,770       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                               ------- ----------- ---------------
GERMANY -- (Continued)
*   Mediclin AG                                                                119,554 $   561,129       0.0%
#*  Medigene AG                                                                 30,647     155,302       0.0%
    MLP AG                                                                     219,096   1,114,480       0.0%
#   Mobotix AG                                                                  13,963     180,435       0.0%
*   Morphosys AG                                                                 1,746     165,385       0.0%
    MTU Aero Engines AG                                                        248,035  21,753,942       0.7%
#   Muehlbauer Holding AG                                                       14,905     316,014       0.0%
    MVV Energie AG                                                             110,045   3,308,711       0.1%
    Nemetschek AG                                                               25,985   2,589,998       0.1%
    Nexus AG                                                                    42,453     650,634       0.0%
*   Nordex SE                                                                  301,573   5,111,825       0.2%
    Norma Group SE                                                             155,621   7,294,579       0.2%
    OHB AG                                                                      35,659     889,977       0.0%
*   Osram Licht AG                                                             146,342   5,140,838       0.2%
*   Patrizia Immobilien AG                                                     190,180   2,571,163       0.1%
#   Pfeiffer Vacuum Technology AG                                               49,303   3,839,457       0.1%
#   PNE Wind AG                                                                380,000   1,073,730       0.0%
    Progress-Werk Oberkirch AG                                                   7,828     419,049       0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie   28,155     392,204       0.0%
    Puma SE                                                                      9,029   1,897,135       0.1%
*   PVA TePla AG                                                                46,019     111,678       0.0%
*   QIAGEN NV                                                                  223,848   5,260,749       0.2%
#   QSC AG                                                                     484,191     936,534       0.0%
#   R Stahl AG                                                                  15,459     766,207       0.0%
    Rational AG                                                                 12,336   3,865,910       0.1%
    Rheinmetall AG                                                             195,657   8,430,191       0.3%
    Rhoen Klinikum AG                                                          500,406  14,899,557       0.5%
#   RIB Software AG                                                             79,686   1,071,152       0.0%
    SAF-Holland SA                                                             238,735   2,991,416       0.1%
#   Salzgitter AG                                                              192,504   5,813,407       0.2%
    Schaltbau Holding AG                                                        25,809   1,585,557       0.1%
#   Sektkellerei Schloss Wachenheim AG                                           7,479     129,296       0.0%
*   SER Systems AG                                                               9,400          --       0.0%
#*  SGL Carbon SE                                                              293,612   4,551,021       0.1%
    SHW AG                                                                      21,746     993,185       0.0%
#*  Singulus Technologies AG                                                   241,327     176,915       0.0%
    Sinner AG                                                                    1,089      17,740       0.0%
    Sixt SE                                                                     81,198   2,626,783       0.1%
#*  SKW Stahl-Metallurgie Holding AG                                            28,224     145,794       0.0%
#*  SMA Solar Technology AG                                                     54,199   1,349,620       0.0%
#   SMT Scharf AG                                                               18,717     349,369       0.0%
#   Softing AG                                                                  22,308     408,883       0.0%
    Software AG                                                                318,618   8,024,260       0.3%
#*  Solarworld AG                                                                  774      13,911       0.0%
    Stada Arzneimittel AG                                                      298,237  11,491,332       0.4%
    STRATEC Biomedical AG                                                       16,074     851,749       0.0%
    Stroeer Media S.E.                                                         114,489   2,612,559       0.1%
#   Suedzucker AG                                                              262,563   3,655,931       0.1%
#   Surteco SE                                                                   3,550     108,410       0.0%
*   Suss Microtec AG                                                            92,598     547,833       0.0%
    Symrise AG                                                                 114,117   6,433,836       0.2%
    Syzygy AG                                                                   30,656     234,829       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
GERMANY -- (Continued)
#   TAG Immobilien AG                              455,809 $  5,338,710       0.2%
    Takkt AG                                       135,078    2,106,701       0.1%
    Technotrans AG                                  29,535      314,903       0.0%
    Telegate AG                                      9,259       40,741       0.0%
#   Tipp24 SE                                       30,567    1,470,931       0.1%
*   Tom Tailor Holding AG                           93,383    1,309,169       0.0%
#   Tomorrow Focus AG                              118,269      489,613       0.0%
    TUI AG                                         883,403   13,528,431       0.4%
    UMS United Medical Systems International AG      3,304       39,333       0.0%
    USU Software AG                                  3,377       55,519       0.0%
*   VBH Holding AG                                   9,415       28,936       0.0%
*   VERBIO Vereinigte BioEnergie AG                    796        1,462       0.0%
#   Vossloh AG                                      39,352    2,266,734       0.1%
    VTG AG                                          50,521    1,021,561       0.0%
#   Wacker Chemie AG                                12,207    1,479,232       0.1%
    Wacker Neuson SE                                90,520    1,761,404       0.1%
    Washtec AG                                       5,625       86,798       0.0%
    Wincor Nixdorf AG                              143,454    6,597,484       0.2%
    XING AG                                         11,211    1,190,707       0.0%
                                                           ------------      ----
TOTAL GERMANY                                               468,789,836      14.9%
                                                           ------------      ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                              3,810           --       0.0%
*   Alysida SA                                       2,376           --       0.0%
*   Atlantic Supermarkets SA                        34,730           --       0.0%
*   Babis Vovos International Construction SA       21,073           --       0.0%
*   Balafas SA                                      15,200           --       0.0%
*   Bank of Cyprus PCL                           4,342,301           --       0.0%
*   Elektroniki Athinon SA                           7,497          846       0.0%
*   Etma Rayon SA                                   11,242           --       0.0%
*   Informatics SA                                   3,778           --       0.0%
*   Ipirotiki Software & Publications SA            22,110           --       0.0%
*   Lan-Net SA                                      12,688           --       0.0%
*   Neorion Holdings SA                             14,991           --       0.0%
*   Promota Hellas SA                                8,860           --       0.0%
*   T Bank SA                                      228,007           --       0.0%
*   Themeliodomi SA                                 37,422           --       0.0%
                                                           ------------      ----
TOTAL GREECE                                                        846       0.0%
                                                           ------------      ----
IRELAND -- (1.9%)
    Aer Lingus Group P.L.C.                        752,359    1,352,905       0.0%
    C&C Group P.L.C.(B010DT8)                      399,607    1,791,224       0.1%
    C&C Group P.L.C.(B011Y09)                    1,096,205    4,883,032       0.2%
    Dragon Oil P.L.C.                              953,523    8,241,830       0.3%
    FBD Holdings P.L.C.                            125,728    2,080,480       0.1%
    Glanbia P.L.C.(0066950)                        700,613    9,921,252       0.3%
    Glanbia P.L.C.(4058629)                         86,722    1,225,059       0.0%
    IFG Group P.L.C.                               312,257      599,587       0.0%
*   Independent News & Media P.L.C.                806,194      141,502       0.0%
    Irish Continental Group P.L.C.(BLP5857)        350,018    1,222,995       0.0%
    Irish Continental Group P.L.C.(BLP59W1)        234,200      816,001       0.0%
*   Kenmare Resources P.L.C.                     4,546,361      501,713       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                            ------- ----------- ---------------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                                   600,070 $ 9,392,960       0.3%
    Paddy Power P.L.C.(4828974)                              12,708     927,514       0.0%
    Paddy Power P.L.C.(0258810)                             175,221  12,788,109       0.4%
    Smurfit Kappa Group P.L.C.                              564,905  11,671,917       0.4%
                                                                    -----------       ---
TOTAL IRELAND                                                        67,558,080       2.1%
                                                                    -----------       ---
ISRAEL -- (2.3%)
#*  Africa Israel Investments, Ltd.                         624,375   1,003,941       0.0%
    Africa Israel Properties, Ltd.                           63,473     914,244       0.0%
    Africa Israel Residences, Ltd.                              594       8,302       0.0%
*   Airport City, Ltd.                                      160,481   1,467,592       0.1%
*   AL-ROV Israel, Ltd.                                      18,725     548,706       0.0%
    Albaad Massuot Yitzhak, Ltd.                                370       5,304       0.0%
*   Allot Communications, Ltd.                               84,289     954,130       0.0%
#*  Alon Blue Square Israel, Ltd.                            76,012     208,606       0.0%
*   Alrov Properties and Lodgings, Ltd.                      12,098     243,883       0.0%
    Amot Investments, Ltd.                                  384,701   1,215,855       0.0%
    Arad, Ltd.                                                1,053       8,841       0.0%
#*  AudioCodes, Ltd.                                        169,225     791,490       0.0%
#   Avgol Industries 1953, Ltd.                             420,938     353,720       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.  380,820     297,825       0.0%
    Bayside Land Corp.                                        2,774     739,077       0.0%
    Big Shopping Centers 2004, Ltd.                           9,475     385,329       0.0%
*   BioLine RX, Ltd.                                        596,298      80,159       0.0%
    Blue Square Real Estate, Ltd.                             5,096     172,082       0.0%
#*  Brainsway, Ltd.                                          40,895     356,524       0.0%
#   Cellcom Israel, Ltd.                                    248,839   2,557,443       0.1%
*   Ceragon Networks, Ltd.                                   95,438     143,491       0.0%
#*  Clal Biotechnology Industries, Ltd.                     174,162     181,407       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                88,615   1,407,864       0.1%
*   Cohen Development & Industrial Buildings, Ltd.            2,564      83,650       0.0%
#*  Compugen, Ltd.                                          154,700   1,155,380       0.0%
    Delek Automotive Systems, Ltd.                          151,345   1,513,048       0.1%
    Delta-Galil Industries, Ltd.                             47,407   1,256,467       0.0%
    Direct Insurance Financial Investments, Ltd.             47,508     305,942       0.0%
*   El Al Israel Airlines                                    77,144      10,758       0.0%
    Elbit Systems, Ltd.                                      75,608   4,598,859       0.2%
*   Electra Real Estate, Ltd.                                 6,881      12,154       0.0%
    Electra, Ltd.                                             8,082   1,039,086       0.0%
#   Elron Electronic Industries, Ltd.                        62,094     281,334       0.0%
*   Equital, Ltd.                                             3,197      57,868       0.0%
#*  Evogene, Ltd.                                            66,262     755,583       0.0%
#*  EZchip Semiconductor, Ltd.                              134,706   2,782,920       0.1%
    First International Bank Of Israel, Ltd.                 98,118   1,381,776       0.1%
    FMS Enterprises Migun, Ltd.                              10,227     149,218       0.0%
    Formula Systems 1985, Ltd.                               38,789     976,128       0.0%
    Fox Wizel, Ltd.                                          17,805     415,291       0.0%
    Frutarom Industries, Ltd.                               174,875   4,425,186       0.1%
#*  Gilat Satellite Networks, Ltd.                          108,541     543,576       0.0%
    Golf & Co., Ltd.                                         74,605     235,008       0.0%
#*  Hadera Paper, Ltd.                                       10,176     340,215       0.0%
    Harel Insurance Investments & Financial Services, Ltd.  476,409   2,406,326       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                          --------- ----------- ---------------
ISRAEL -- (Continued)
#   Industrial Buildings Corp., Ltd.                        368,990 $   606,431       0.0%
*   Israel Discount Bank, Ltd. Class A                    2,805,708   4,525,097       0.2%
    Israel Land Development Co., Ltd. (The)                  22,310      92,426       0.0%
    Ituran Location and Control, Ltd.                        87,477   1,782,521       0.1%
*   Jerusalem Oil Exploration                                42,458   1,711,529       0.1%
#*  Kamada, Ltd.                                            123,192     511,428       0.0%
    Kerur Holdings, Ltd.                                      2,133      35,327       0.0%
    Maabarot Products, Ltd.                                  21,999     255,281       0.0%
    Magic Software Enterprises, Ltd.                         87,066     593,834       0.0%
    Matrix IT, Ltd.                                         182,457     942,142       0.0%
    Maytronics, Ltd.                                          6,672      13,438       0.0%
#*  Mazor Robotics, Ltd.                                    161,210     933,332       0.0%
    Meitav DS Investments, Ltd.                              38,130     129,727       0.0%
    Melisron, Ltd.                                           52,829   1,412,829       0.1%
    Menorah Mivtachim Holdings, Ltd.                        120,564   1,299,466       0.1%
    Migdal Insurance & Financial Holding, Ltd.            1,213,664   1,657,047       0.1%
#   Mivtach Shamir Holdings, Ltd.                            23,312     655,565       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                    163,755   1,092,867       0.0%
    Neto ME Holdings, Ltd.                                    5,411     262,097       0.0%
#*  Nitsba Holdings 1995, Ltd.                              130,717   1,917,926       0.1%
*   Nova Measuring Instruments, Ltd.                        111,008   1,105,422       0.0%
*   Oil Refineries, Ltd.                                  4,941,609   1,612,997       0.1%
    Ormat Industries                                        293,852   2,022,219       0.1%
    Osem Investments, Ltd.                                   66,069   1,270,870       0.0%
#*  Partner Communications Co., Ltd.                        392,298   2,624,607       0.1%
    Paz Oil Co., Ltd.                                        20,326   2,872,737       0.1%
*   Perion Network, Ltd.                                     16,455      89,262       0.0%
    Phoenix Holdings, Ltd. (The)                            279,438     819,119       0.0%
    Plasson Industries, Ltd.                                 13,941     524,508       0.0%
#   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.     33,735   1,526,307       0.1%
*   Sapiens International Corp. NV                           70,814     533,087       0.0%
    Shikun & Binui, Ltd.                                    942,924   2,177,327       0.1%
#   Shufersal, Ltd.                                         381,641     943,566       0.0%
*   Space Communication, Ltd.                                17,611     241,720       0.0%
    Strauss Group, Ltd.                                     128,977   2,096,789       0.1%
*   Summit Real Estate Holdings, Ltd.                         6,712      25,497       0.0%
#*  Tower Semiconductor, Ltd.                               143,300   1,435,267       0.1%
*   Union Bank of Israel                                    130,630     502,400       0.0%
                                                                    -----------       ---
TOTAL ISRAEL                                                         81,625,599       2.6%
                                                                    -----------       ---
ITALY -- (8.6%)
#*  A.S. Roma SpA                                           315,805     249,938       0.0%
    A2A SpA                                               4,899,631   4,912,985       0.2%
    ACEA SpA                                                280,731   3,434,689       0.1%
#*  Aeffe SpA                                               173,426     443,875       0.0%
    Aeroporto di Venezia Marco Polo SpA--SAVE                75,847   1,221,920       0.0%
#   Alerion Cleanpower SpA                                   95,190     329,754       0.0%
    Amplifon SpA                                            357,200   2,091,224       0.1%
    Ansaldo STS SpA                                         547,698   6,291,723       0.2%
#*  Arnoldo Mondadori Editore SpA                           521,400     429,988       0.0%
    Ascopiave SpA                                           338,443     793,023       0.0%
#   Astaldi SpA                                             258,925   1,811,345       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                             ---------- ----------- ---------------
ITALY -- (Continued)
    Atlantia SpA                                 99,543 $ 2,350,937       0.1%
*   Autogrill SpA                               557,135   3,775,956       0.1%
    Azimut Holding SpA                          526,953  12,333,896       0.4%
#*  Banca Carige SpA                         14,916,408   1,251,893       0.0%
#   Banca Finnat Euramerica SpA                 637,043     346,996       0.0%
    Banca Generali SpA                          251,146   6,663,600       0.2%
    Banca IFIS SpA                              102,347   1,802,541       0.1%
*   Banca Monte dei Paschi di Siena SpA       3,737,938   2,859,937       0.1%
*   Banca Popolare dell'Emilia Romagna SC     2,452,950  18,717,677       0.6%
#*  Banca Popolare dell'Etruria e del Lazio   1,093,905     690,795       0.0%
*   Banca Popolare di Milano Scarl           21,335,561  16,081,112       0.5%
#   Banca Popolare di Sondrio SCARL           1,778,650   7,138,525       0.2%
#   Banca Profilo SpA                           964,900     394,009       0.0%
    Banco di Desio e della Brianza SpA          232,296     732,677       0.0%
#*  Banco Popolare SC                           671,351   9,752,191       0.3%
*   BasicNet SpA                                128,628     377,272       0.0%
#*  Beghelli SpA                                403,187     198,026       0.0%
    Biesse SpA                                   54,004     518,971       0.0%
    Brembo SpA                                  162,145   5,376,954       0.2%
#*  Brioschi Sviluppo Immobiliare SpA           174,780      20,189       0.0%
#   Brunello Cucinelli SpA                       69,029   1,398,686       0.1%
    Buzzi Unicem SpA                            345,786   4,678,813       0.2%
    Cairo Communication SpA                     113,404     762,290       0.0%
*   Caltagirone Editore SpA                       6,277       7,988       0.0%
#*  Carraro SpA                                 113,633     247,837       0.0%
    Cembre SpA                                   40,330     509,030       0.0%
    Cementir Holding SpA                        336,239   2,020,310       0.1%
*   CIR-Compagnie Industriali Riunite SpA     1,837,842   1,843,247       0.1%
    Credito Emiliano SpA                        376,390   2,900,321       0.1%
#*  Credito Valtellinese SC                   4,865,429   5,038,008       0.2%
#   d'Amico International Shipping SA           491,250     222,597       0.0%
    Danieli & C Officine Meccaniche SpA          58,967   1,375,829       0.1%
    Datalogic SpA                               101,899   1,173,377       0.0%
    Davide Campari-Milano SpA                 1,340,652   9,641,396       0.3%
    De' Longhi                                  275,556   5,392,846       0.2%
*   DeA Capital SpA                             241,155     443,622       0.0%
*   Delclima                                    238,104     441,441       0.0%
#   DiaSorin SpA                                 93,702   3,614,797       0.1%
#*  Ei Towers SpA                                52,591   2,637,289       0.1%
    El.En. SpA                                    4,602     129,308       0.0%
    Elica SpA                                     4,665       9,347       0.0%
    Engineering SpA                              22,036   1,065,735       0.0%
    ERG SpA                                     245,365   2,813,514       0.1%
    Esprinet SpA                                145,673   1,203,825       0.0%
*   Eurotech SpA                                122,818     239,005       0.0%
    Falck Renewables SpA                        518,528     657,247       0.0%
*   Finmeccanica SpA                          1,840,364  16,630,273       0.5%
    FNM SpA                                     571,781     414,096       0.0%
    Gas Plus SpA                                 14,596      67,300       0.0%
#*  Geox SpA                                    385,336   1,179,371       0.0%
#*  Gruppo Editoriale L'Espresso SpA            670,242     717,212       0.0%
#   Gruppo MutuiOnline SpA                       51,809     306,611       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                   --------- ----------- ---------------
ITALY -- (Continued)
    GTECH SpA                                        296,888 $ 6,919,554       0.2%
    Hera SpA                                       2,996,036   7,890,019       0.3%
*   IMMSI SpA                                        743,533     457,254       0.0%
#*  Indesit Co. SpA                                  185,473   2,551,118       0.1%
    Industria Macchine Automatiche SpA                58,626   2,298,558       0.1%
*   Intek Group SpA                                1,654,192     713,232       0.0%
    Interpump Group SpA                              317,190   4,136,598       0.1%
    Iren SpA                                       2,106,404   2,547,134       0.1%
#   Italcementi SpA                                  653,825   3,744,575       0.1%
    Italmobiliare SpA                                 46,873   1,114,472       0.0%
#*  Juventus Football Club SpA                     1,920,486     532,126       0.0%
    La Doria SpA                                      25,763     198,499       0.0%
#*  Landi Renzo SpA                                  203,171     252,144       0.0%
#*  Maire Tecnimont SpA                              512,867   1,094,148       0.0%
    MARR SpA                                         157,876   2,517,613       0.1%
*   Mediaset SpA                                   2,510,800   8,410,934       0.3%
    Nice SpA                                          43,840     149,269       0.0%
#*  Piaggio & C SpA                                  794,080   2,220,497       0.1%
*   Prelios SpA                                       33,073      10,853       0.0%
#*  Prima Industrie SpA                               12,247     198,410       0.0%
    Prysmian SpA                                     930,455  16,125,875       0.5%
#*  RCS MediaGroup SpA                               264,605     279,137       0.0%
    Recordati SpA                                    428,895   7,421,036       0.2%
#*  Reno de Medici SpA                               330,009     115,233       0.0%
    Reply SpA                                         20,891   1,541,578       0.1%
#*  Retelit SpA                                      530,560     393,406       0.0%
*   Richard-Ginori 1735 SpA                            8,489          --       0.0%
    Sabaf SpA                                         24,109     390,175       0.0%
#   SAES Getters SpA                                  30,068     227,701       0.0%
#*  Safilo Group SpA                                 149,871   2,032,043       0.1%
*   Salini Impregilo SpA                             464,559   1,283,768       0.0%
#   Salvatore Ferragamo SpA                          200,318   4,739,550       0.2%
#*  Saras SpA                                      1,029,394   1,050,657       0.0%
    Servizi Italia SpA                                34,833     181,179       0.0%
#*  Snai SpA                                         117,457     183,989       0.0%
#   Societa Cattolica di Assicurazioni SCRL          197,763   3,062,932       0.1%
    Societa Iniziative Autostradali e Servizi SpA    251,980   2,524,772       0.1%
#*  Sogefi SpA                                       220,168     573,069       0.0%
    SOL SpA                                          166,511   1,333,874       0.0%
*   Sorin SpA                                      1,247,455   2,791,202       0.1%
    Tamburi Investment Partners SpA                   37,478     119,061       0.0%
#*  Telecom Italia Media SpA                          20,639      24,581       0.0%
#*  Tiscali SpA                                    4,911,522     260,074       0.0%
#   Tod's SpA                                         52,657   4,858,178       0.2%
#   Trevi Finanziaria Industriale SpA                154,707     556,323       0.0%
#   TXT e-solutions SpA                               17,994     177,942       0.0%
*   Uni Land SpA                                      51,835          --       0.0%
    Unione di Banche Italiane SCPA                   632,478   4,967,161       0.2%
    Unipol Gruppo Finanziario SpA                    970,174   4,693,248       0.2%
    UnipolSai SpA                                  1,778,257   4,781,266       0.2%
    Vianini Lavori SpA                               175,180   1,061,708       0.0%
    Vittoria Assicurazioni SpA                       121,346   1,338,117       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
ITALY -- (Continued)
#*  World Duty Free SpA                    553,509 $  4,699,732       0.2%
#*  Yoox SpA                               183,930    3,400,798       0.1%
    Zignago Vetro SpA                      147,723    1,017,693       0.0%
                                                   ------------       ---
TOTAL ITALY                                         309,341,251       9.8%
                                                   ------------       ---
NETHERLANDS -- (5.2%)
    Aalberts Industries NV                 507,343   13,523,613       0.4%
    Accell Group                           111,594    1,780,428       0.1%
*   AFC Ajax NV                             18,134      210,142       0.0%
#*  AMG Advanced Metallurgical Group NV    160,659    1,326,767       0.0%
    Amsterdam Commodities NV                86,709    1,948,588       0.1%
#*  APERAM                                 262,538    7,553,718       0.2%
    Arcadis NV                             306,708    9,435,318       0.3%
    ASM International NV                   261,882   10,494,322       0.3%
*   Atag Group NV                            4,630           --       0.0%
*   Ballast Nedam NV                        16,152       51,081       0.0%
    BE Semiconductor Industries NV         164,367    3,130,744       0.1%
    Beter Bed Holding NV                    92,587    1,906,155       0.1%
    BinckBank NV                           319,629    3,167,739       0.1%
#   Brunel International NV                106,923    2,403,311       0.1%
#   Corbion NV                             220,713    3,568,330       0.1%
    Delta Lloyd NV                       1,074,736   24,496,720       0.8%
    DOCdata NV                              22,463      509,760       0.0%
    Exact Holding NV                        73,987    2,914,055       0.1%
#   Fugro NV                               289,955    3,997,929       0.1%
#*  Galapagos NV                           135,272    1,884,009       0.1%
#*  Grontmij                               363,482    1,675,293       0.1%
#   Heijmans NV                            109,079    1,484,775       0.1%
    Hunter Douglas NV                        8,819      365,523       0.0%
    KAS Bank NV                             71,860      869,026       0.0%
    Kendrion NV                             57,956    1,618,025       0.1%
#   Koninklijke BAM Groep NV             1,376,686    3,301,397       0.1%
#   Koninklijke Ten Cate NV                151,409    3,414,909       0.1%
    Koninklijke Wessanen NV                445,498    2,848,693       0.1%
*   Macintosh Retail Group NV               53,398      329,154       0.0%
    Nederland Apparatenfabriek              28,810    1,000,707       0.0%
    Nutreco NV                             360,777   18,070,377       0.6%
#*  Ordina NV                              414,015      679,405       0.0%
*   PostNL NV                            2,402,055   10,209,570       0.3%
#*  Royal Imtech NV                        220,408    1,207,769       0.0%
#*  SBM Offshore NV                        962,257   12,044,543       0.4%
    Sligro Food Group NV                   109,416    4,039,710       0.1%
#*  SNS Reaal NV                           705,718           --       0.0%
*   Telegraaf Media Groep NV               175,800    1,370,588       0.1%
    TKH Group NV                           191,623    5,805,954       0.2%
    TNT Express NV                       2,283,752   13,274,323       0.4%
*   TomTom NV                              562,433    4,085,669       0.1%
    USG People NV                          394,977    3,962,327       0.1%
    Van Lanschot NV                          4,807      107,626       0.0%
                                                   ------------       ---
TOTAL NETHERLANDS                                   186,068,092       5.9%
                                                   ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
NORWAY -- (2.7%)
    ABG Sundal Collier Holding ASA                          1,442,274 $1,058,503       0.0%
    AF Gruppen ASA                                              2,718     30,217       0.0%
#   Akastor ASA                                                32,644    112,440       0.0%
    Aker ASA Class A                                            1,221     29,792       0.0%
#   American Shipping ASA                                     201,597  1,315,603       0.1%
*   Archer, Ltd.                                            1,343,545  1,294,898       0.0%
    Arendals Fossekompani A.S.                                     90     26,689       0.0%
#   Atea ASA                                                  316,134  3,456,449       0.1%
    Austevoll Seafood ASA                                     374,420  2,434,807       0.1%
    Bakkafrost P/F                                            171,127  4,184,235       0.1%
#*  Bionor Pharma ASA                                         671,325    289,910       0.0%
#*  Biotec Pharmacon ASA                                      139,685    337,361       0.0%
    Bonheur ASA                                                68,100    852,570       0.0%
    BW Offshore, Ltd.                                       1,675,415  2,056,958       0.1%
    Deep Sea Supply P.L.C.                                    685,549    776,346       0.0%
#*  Det Norske Oljeselskap ASA                                380,948  2,465,698       0.1%
*   DNO ASA                                                 1,902,300  4,608,823       0.2%
*   DOF ASA                                                   203,869    594,520       0.0%
#*  Dolphin Group A.S.                                        952,621    408,313       0.0%
    Ekornes ASA                                               115,368  1,231,532       0.0%
#*  Electromagnetic GeoServices                               836,517    445,853       0.0%
    Eltek ASA                                               1,292,456  1,876,389       0.1%
    Evry ASA                                                  267,383    674,259       0.0%
    Farstad Shipping ASA                                       65,666    757,416       0.0%
    Fred Olsen Energy ASA                                      32,748    349,468       0.0%
#*  Frontline, Ltd.                                           315,420    445,905       0.0%
#*  Funcom NV                                                  57,013     36,791       0.0%
#   Ganger Rolf ASA                                            58,809    736,682       0.0%
#   Golden Ocean Group, Ltd.                                1,361,217  1,656,731       0.1%
*   Grieg Seafood ASA                                         165,114    703,445       0.0%
*   Havila Shipping ASA                                        22,400     89,818       0.0%
#   Hexagon Composites ASA                                    326,044  1,356,793       0.1%
#*  Hoegh LNG Holdings, Ltd.                                  189,214  2,440,638       0.1%
#*  Hurtigruten ASA                                           915,208    930,847       0.0%
*   Kongsberg Automotive ASA                                2,023,491  1,936,196       0.1%
#   Kvaerner ASA                                              807,447  1,064,445       0.0%
    Leroey Seafood Group ASA                                   85,504  3,234,567       0.1%
#*  Nordic Semiconductor ASA                                  580,280  3,269,041       0.1%
#*  Norske Skogindustrier ASA                                 714,239    380,723       0.0%
    Northern Offshore, Ltd.                                   350,656    436,715       0.0%
#*  Norwegian Air Shuttle ASA                                 130,053  4,199,162       0.1%
#*  Odfjell SE Class A                                        138,810    543,772       0.0%
    Olav Thon Eiendomsselskap ASA                             128,520  2,248,452       0.1%
    Opera Software ASA                                        486,684  6,094,750       0.2%
#*  Panoro Energy ASA                                       1,223,751    468,300       0.0%
#   Petroleum Geo-Services ASA                                394,979  1,961,785       0.1%
*   PhotoCure ASA                                              52,582    143,239       0.0%
    Prosafe SE                                                938,578  4,294,044       0.1%
*   Q-Free ASA                                                143,444    254,429       0.0%
#*  REC Silicon ASA                                         8,597,924  3,437,409       0.1%
*   REC Solar ASA                                             138,239  1,848,443       0.1%
    Salmar ASA                                                136,875  2,466,014       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES      VALUE++   OF NET ASSETS**
                                                  ----------- ----------- ---------------
NORWAY -- (Continued)
#*  Sevan Drilling A.S.                             1,103,557 $   158,326       0.0%
#   Sevan Marine ASA                                  129,032     421,367       0.0%
    Siem Offshore, Inc.                               606,183     469,871       0.0%
    Solstad Offshore ASA                               64,644     786,162       0.0%
#*  Songa Offshore                                  1,411,972     487,319       0.0%
    SpareBank 1 SMN                                   131,684   1,170,966       0.0%
#   SpareBank 1 SR Bank ASA                           153,761   1,322,673       0.1%
    Stolt-Nielsen, Ltd.                                76,704   1,382,046       0.1%
*   Storebrand ASA                                    319,415   1,637,770       0.1%
#   Tomra Systems ASA                                 669,803   5,017,684       0.2%
*   TTS Group ASA                                     180,762     103,393       0.0%
    Veidekke ASA                                      352,575   3,424,386       0.1%
#   Wilh Wilhelmsen ASA                               141,127   1,027,403       0.0%
    Wilh Wilhelmsen Holding ASA Class A                65,996   1,758,303       0.1%
                                                              -----------       ---
TOTAL NORWAY                                                   97,515,854       3.1%
                                                              -----------       ---
PORTUGAL -- (1.4%)
#   Altri SGPS SA                                     597,102   1,669,522       0.1%
#*  Banco BPI SA                                    2,123,556   4,159,409       0.1%
*   Banco Comercial Portugues SA                  116,756,305  13,196,571       0.4%
#*  Banco Espirito Santo SA                         4,777,921          --       0.0%
    Corticeira Amorim SGPS SA                         207,426     780,819       0.0%
    EDP Renovaveis SA                                 366,811   2,384,874       0.1%
    Ibersol SGPS SA                                    20,401     189,277       0.0%
#*  Impresa SGPS SA                                   187,798     235,580       0.0%
    Mota-Engil SGPS SA                                363,210   1,905,890       0.1%
    NOS SGPS                                        1,060,020   6,081,419       0.2%
#   Novabase SGPS SA                                   65,729     197,619       0.0%
    Portucel SA                                       895,166   3,331,646       0.1%
#   Portugal Telecom SGPS SA                        1,886,010   3,089,112       0.1%
    REN--Redes Energeticas Nacionais SGPS SA          914,989   2,836,177       0.1%
    Semapa-Sociedade de Investimento e Gestao         315,847   3,821,989       0.1%
*   Sonae Capital SGPS SA                              58,125      21,099       0.0%
#*  Sonae Industria SGPS SA                           443,755      99,903       0.0%
    Sonae SGPS SA                                   4,329,208   5,806,487       0.2%
*   Sumol + Compal SA                                  67,967      95,156       0.0%
#   Teixeira Duarte SA                                734,737     725,473       0.0%
                                                              -----------       ---
TOTAL PORTUGAL                                                 50,628,022       1.6%
                                                              -----------       ---
SPAIN -- (5.6%)
#   Abengoa SA                                        204,834     907,856       0.0%
#   Abengoa SA Class B                              1,852,248   7,828,765       0.3%
*   Acciona SA                                        114,235   7,983,711       0.3%
#   Acerinox SA                                       539,253   8,023,860       0.3%
    Adveo Group International SA                       53,936     980,229       0.0%
*   Almirall SA                                       264,847   4,343,334       0.1%
#   Atresmedia Corp de Medios de Comunicacion SA      312,481   4,585,491       0.1%
*   Azkoyen SA                                         64,022     150,938       0.0%
    Bankinter SA                                      640,971   5,302,437       0.2%
#*  Baron de Ley                                       13,910   1,262,148       0.0%
#   Bolsas y Mercados Espanoles SA                    387,022  14,724,818       0.5%
#*  Caja de Ahorros del Mediterraneo                  116,412          --       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SPAIN -- (Continued)
#*  Cementos Portland Valderrivas SA                                     61,586 $    328,347       0.0%
#   Cie Automotive SA                                                   152,898    2,074,329       0.1%
    Clinica Baviera SA                                                    3,698       34,154       0.0%
#   Construcciones y Auxiliar de Ferrocarriles SA                         7,909    2,633,231       0.1%
#*  Deoleo SA                                                         2,677,780    1,242,252       0.0%
#   Dinamia Capital Privado Sociedad de Capital Riesgo SA                20,438      191,894       0.0%
#   Duro Felguera SA                                                    414,786    1,878,816       0.1%
    Ebro Foods SA                                                       378,733    6,779,029       0.2%
#   Elecnor SA                                                          198,254    2,211,222       0.1%
    Ence Energia y Celulosa SA                                          992,257    2,149,053       0.1%
*   Ercros SA                                                           483,625      287,601       0.0%
    Faes Farma SA                                                     1,262,957    2,933,768       0.1%
#   Fluidra SA                                                          160,834      526,779       0.0%
#*  Fomento de Construcciones y Contratas SA                            264,825    4,871,932       0.2%
*   Gamesa Corp. Tecnologica SA                                       1,146,125   11,315,727       0.4%
    Grupo Catalana Occidente SA                                         204,400    6,167,041       0.2%
#*  Grupo Ezentis SA                                                    734,642      662,630       0.0%
    Iberpapel Gestion SA                                                 26,401      398,505       0.0%
#   Indra Sistemas SA                                                   503,884    5,566,605       0.2%
#*  Inmobiliaria Colonial SA                                          1,524,880    1,075,888       0.0%
    Inmobiliaria del Sur SA                                               2,902       25,884       0.0%
*   Jazztel P.L.C.                                                    1,097,205   17,541,651       0.6%
    Laboratorios Farmaceuticos Rovi SA                                   70,934      760,209       0.0%
*   Mediaset Espana Comunicacion SA                                     858,650   10,779,784       0.3%
#   Melia Hotels International SA                                       239,072    2,391,475       0.1%
#   Miquel y Costas & Miquel SA                                          37,628    1,318,446       0.0%
#*  Natra SA                                                            160,272      243,339       0.0%
#*  NH Hotel Group SA                                                   673,183    3,073,692       0.1%
#   Obrascon Huarte Lain SA                                             193,959    5,670,443       0.2%
#   Papeles y Cartones de Europa SA                                     241,915    1,263,550       0.0%
*   Pescanova SA                                                         68,547           --       0.0%
    Prim SA                                                              39,424      313,087       0.0%
#*  Promotora de Informaciones SA Class A                             4,268,293    1,207,275       0.0%
    Prosegur Cia de Seguridad SA                                      1,160,846    6,818,486       0.2%
#*  Quabit Inmobiliaria SA                                            1,474,470      148,251       0.0%
#*  Realia Business SA                                                  503,895      734,791       0.0%
#*  Sacyr SA                                                          1,463,558    6,430,634       0.2%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA     75,494        3,477       0.0%
#*  Solaria Energia y Medio Ambiente SA                                 207,171      235,074       0.0%
#   Tecnicas Reunidas SA                                                151,645    7,470,520       0.2%
*   Telecomunicaciones y Energia                                        146,125      252,190       0.0%
    Tubacex SA                                                          520,966    2,215,504       0.1%
    Tubos Reunidos SA                                                   495,225    1,450,596       0.1%
    Vidrala SA                                                           77,869    3,093,663       0.1%
#   Viscofan SA                                                         224,736   13,214,604       0.4%
*   Vocento SA                                                          219,517      420,241       0.0%
*   Zeltia SA                                                           991,039    3,234,212       0.1%
                                                                                ------------       ---
TOTAL SPAIN                                                                      199,733,468       6.3%
                                                                                ------------       ---
SWEDEN -- (9.2%)
    AAK AB                                                              115,202    6,248,298       0.2%
#   Acando AB                                                           418,037      644,075       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
SWEDEN -- (Continued)
    AddNode Group AB                                      22,737 $   132,312       0.0%
#   AddTech AB Class B                                   263,102   3,729,282       0.1%
    AF AB Class B                                        277,090   4,199,248       0.1%
#*  Arise AB                                              36,861      84,694       0.0%
    Atrium Ljungberg AB Class B                           32,776     458,639       0.0%
#   Avanza Bank Holding AB                                77,362   2,464,992       0.1%
#   Axfood AB                                             94,702   5,827,470       0.2%
#   Axis Communications AB                               192,280   5,256,235       0.2%
    B&B Tools AB Class B                                 110,669   2,074,734       0.1%
#*  BE Group AB                                          215,340     184,315       0.0%
    Beijer Alma AB                                        91,817   2,136,520       0.1%
    Beijer Electronics AB                                 55,826     414,156       0.0%
    Beijer Ref AB Class B                                 64,437   1,170,411       0.0%
    Betsson AB                                           152,884   5,401,750       0.2%
    Bilia AB Class A                                     113,425   3,219,750       0.1%
    BillerudKorsnas AB                                   689,767  10,060,787       0.3%
    BioGaia AB Class B                                    61,692   1,571,893       0.1%
#   Biotage AB                                           189,388     301,826       0.0%
#   Bjoern Borg AB                                        86,437     262,673       0.0%
#   Bulten AB                                             53,182     443,284       0.0%
    Bure Equity AB                                       326,825   1,369,689       0.0%
    Byggmax Group AB                                     232,417   1,442,349       0.1%
    Castellum AB                                         752,681  11,542,461       0.4%
    Catena AB                                             55,547     754,809       0.0%
#   Cavotec SA                                            16,457      53,825       0.0%
#*  CDON Group AB                                        201,292     544,172       0.0%
    Clas Ohlson AB Class B                               180,273   3,106,824       0.1%
*   Cloetta AB Class B                                   808,515   2,347,515       0.1%
    Concentric AB                                        202,603   2,479,040       0.1%
*   Concordia Maritime AB Class B                         78,854     118,322       0.0%
    Corem Property Group AB Class B                        2,226       7,290       0.0%
*   CyberCom Group AB                                    385,158     136,524       0.0%
    Dios Fastigheter AB                                  171,208   1,159,985       0.0%
#   Doro AB                                               94,731     417,205       0.0%
    Duni AB                                              183,725   2,619,543       0.1%
#*  East Capital Explorer AB                              47,726     316,218       0.0%
#   Enea AB                                               63,008     516,444       0.0%
#*  Eniro AB                                             447,545     492,536       0.0%
    Fabege AB                                            590,552   7,580,722       0.2%
#   Fagerhult AB                                          54,969   1,014,590       0.0%
*   Fastighets AB Balder                                 279,717   3,644,550       0.1%
*   Fenix Outdoor International AG                         8,476     377,647       0.0%
    Gunnebo AB                                           206,334   1,042,987       0.0%
    Haldex AB                                            226,180   2,775,889       0.1%
#   Heba Fastighets AB Class B                            43,722     487,747       0.0%
    Hexpol AB                                            115,947  10,272,583       0.3%
    HIQ International AB                                 260,002   1,406,675       0.1%
    HMS Networks AB                                        7,040     142,733       0.0%
    Holmen AB Class B                                    273,916   9,065,956       0.3%
    Hufvudstaden AB Class A                              189,483   2,458,726       0.1%
    Husqvarna AB Class A                                  17,472     129,521       0.0%
    Husqvarna AB Class B                               1,389,669  10,375,459       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
SWEDEN -- (Continued)
    ICA Gruppen AB                             24,928 $   998,133       0.0%
    Industrial & Financial Systems Class B     89,522   2,787,585       0.1%
    Indutrade AB                               67,866   2,740,533       0.1%
    Intrum Justitia AB                        356,885  10,628,641       0.3%
    JM AB                                     372,482  12,039,459       0.4%
*   Kambi Group P.L.C. Class B                 40,650     388,202       0.0%
*   KappAhl AB                                277,470   1,538,010       0.1%
#*  Karolinska Development AB Class B          90,079     153,607       0.0%
    Klovern AB                                387,861   1,974,641       0.1%
    KNOW IT AB                                 75,523     552,135       0.0%
    Kungsleden AB                             697,243   4,349,503       0.1%
    Lagercrantz AB Class B                     79,921   1,515,004       0.1%
*   Lindab International AB                   330,563   3,039,221       0.1%
    Loomis AB Class B                         318,925   8,786,080       0.3%
    Meda AB Class A                           787,818  10,317,333       0.3%
#*  Medivir AB Class B                        157,903   2,666,374       0.1%
#   Mekonomen AB                              100,488   2,119,596       0.1%
    Modern Times Group AB Class B             248,542   7,683,915       0.2%
    MQ Holding AB                              96,071     437,451       0.0%
    Mycronic AB                               390,070   1,059,383       0.0%
    NCC AB Class A                             18,240     537,583       0.0%
#   NCC AB Class B                            315,406   9,277,685       0.3%
    Nederman Holding AB                         3,680      77,105       0.0%
    Net Entertainment NE AB                   151,050   4,667,573       0.2%
*   Net Insight AB Class B                  1,317,366     541,720       0.0%
    New Wave Group AB Class B                 205,564     945,651       0.0%
    Nibe Industrier AB Class B                362,119   9,612,184       0.3%
    Nobia AB                                  666,139   5,414,907       0.2%
    Nolato AB Class B                         105,172   2,431,957       0.1%
    Nordnet AB Class B                        401,993   1,418,637       0.1%
    OEM International AB Class B               45,688     593,457       0.0%
#   Oriflame Cosmetics SA                     117,418   2,052,491       0.1%
#*  PA Resources AB                            35,211      13,585       0.0%
    Peab AB                                   752,981   5,112,040       0.2%
#*  Pricer AB Class B                         452,718     337,893       0.0%
    Proact IT Group AB                         41,297     454,233       0.0%
    Proffice AB Class B                       271,921     687,436       0.0%
#   Ratos AB Class B                          880,217   5,907,647       0.2%
*   RaySearch Laboratories AB                   2,011      11,299       0.0%
*   Rezidor Hotel Group AB                    418,144   1,825,800       0.1%
    Saab AB Class B                           256,897   6,938,054       0.2%
    Sagax AB Class B                           48,648     241,874       0.0%
#*  SAS AB                                    643,871     990,945       0.0%
*   Seamless Distribution AB                   15,493      43,085       0.0%
    Sectra AB Class B                          38,137     487,144       0.0%
    Securitas AB Class B                      472,423   5,227,648       0.2%
    Semcon AB                                  85,074     623,032       0.0%
    SkiStar AB                                104,766   1,199,665       0.0%
#*  SSAB AB Class A(B17H0S8)                  834,811   6,057,771       0.2%
*   SSAB AB Class A(BPRBWK4)                  201,926   1,436,065       0.1%
*   SSAB AB Class B(B17H3F6)                  352,706   2,258,901       0.1%
*   SSAB AB Class B(BPRBWM6)                  532,819   3,446,833       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                            --------- ------------ ---------------
SWEDEN -- (Continued)
    Sweco AB Class B                          184,680 $  2,572,524       0.1%
*   Swedish Orphan Biovitrum AB               612,905    7,009,983       0.2%
#   Swedol AB Class B                          37,176       92,851       0.0%
#   Systemair AB                               36,442      482,642       0.0%
#   TradeDoubler AB                           202,211      212,185       0.0%
#*  Transcom WorldWide SA                   1,484,801      220,918       0.0%
#   Transmode AB                               76,041      564,990       0.0%
    Trelleborg AB Class B                     268,725    4,600,663       0.2%
    Tribona AB                                109,359      551,804       0.0%
    Unibet Group P.L.C.                       135,490    7,809,623       0.3%
    Uniflex AB                                 12,408       39,074       0.0%
    VBG Group AB Class B                          137        2,043       0.0%
    Vitrolife AB                               64,372    1,303,360       0.0%
#   Wallenstam AB Class B                     399,066    6,020,910       0.2%
    Wihlborgs Fastigheter AB                  289,738    5,081,515       0.2%
                                                      ------------      ----
TOTAL SWEDEN                                           329,699,671      10.5%
                                                      ------------      ----
SWITZERLAND -- (11.7%)
*   Advanced Digital Broadcast Holdings SA      2,179       26,219       0.0%
    AFG Arbonia-Forster Holding AG             79,104    1,930,875       0.1%
    Allreal Holding AG                         54,403    7,201,212       0.2%
#   Alpiq Holding AG                            4,430      445,698       0.0%
    ALSO Holding AG                            16,195      883,745       0.0%
    ams AG                                    305,882   10,968,617       0.4%
    APG SGA SA                                  7,563    2,202,115       0.1%
    Ascom Holding AG                          183,217    2,689,331       0.1%
    Autoneum Holding AG                        16,853    2,808,308       0.1%
#   Bachem Holding AG Class B                  24,136    1,227,566       0.0%
    Bank Coop AG                               31,671    1,398,505       0.0%
    Banque Cantonale de Geneve                  4,098      905,123       0.0%
    Banque Cantonale du Jura                    4,442      288,042       0.0%
    Banque Cantonale Vaudoise                   4,820    2,581,502       0.1%
#   Basler Kantonalbank                         5,246      349,862       0.0%
    Belimo Holding AG                           1,953    4,847,208       0.2%
    Bell AG                                       363      838,026       0.0%
#   Bellevue Group AG                          31,835      404,891       0.0%
#   Berner Kantonalbank AG                     23,232    4,341,858       0.1%
    BKW AG                                     41,092    1,236,376       0.0%
    Bobst Group SA                             45,114    1,963,577       0.1%
    Bossard Holding AG Class A                 31,498    3,192,576       0.1%
    Bucher Industries AG                       33,342    8,469,296       0.3%
    Burckhardt Compression Holding AG          12,035    5,156,279       0.2%
    Burkhalter Holding AG                      19,697    1,668,797       0.1%
    Calida Holding AG                          20,978      810,597       0.0%
    Carlo Gavazzi Holding AG                    1,463      346,609       0.0%
    Cham Paper Holding AG                       1,958      490,288       0.0%
*   Charles Voegele Holding AG                 43,316      659,942       0.0%
    Cicor Technologies                          5,936      208,627       0.0%
    Cie Financiere Tradition SA                 9,139      410,013       0.0%
    Clariant AG                               328,741    5,734,240       0.2%
    Coltene Holding AG                         16,093    1,000,427       0.0%
    Conzzeta AG                                 1,513    5,338,647       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
  SWITZERLAND -- (Continued)
      Cosmo Pharmaceuticals SpA             1,287 $   202,291       0.0%
      Daetwyler Holding AG                 30,469   3,862,971       0.1%
  #   DKSH Holding AG                      64,485   4,767,987       0.2%
  *   Dufry AG                            105,189  15,165,112       0.5%
      Edmond de Rothschild Suisse SA          157   2,497,018       0.1%
      EFG International AG                242,627   2,522,657       0.1%
  *   Elma Electronic AG                      267     110,662       0.0%
      Emmi AG                              13,244   4,681,185       0.2%
  #   Energiedienst Holding AG             71,249   2,333,201       0.1%
  #   Feintool International Holding AG     4,564     415,623       0.0%
      Flughafen Zuerich AG                 19,754  12,587,599       0.4%
      Forbo Holding AG                      6,983   7,253,419       0.2%
  #   Galenica AG                          11,348   9,710,825       0.3%
      GAM Holding AG                      828,863  14,155,213       0.5%
      Gategroup Holding AG                121,765   2,743,781       0.1%
      Georg Fischer AG                     20,425  11,796,958       0.4%
      Gurit Holding AG                      1,837     769,388       0.0%
      Helvetia Holding AG                  32,824  15,608,324       0.5%
      HOCHDORF Holding AG                      57       8,056       0.0%
      Huber & Suhner AG                    54,209   2,674,042       0.1%
      Implenia AG                          65,242   3,517,545       0.1%
  #   Inficon Holding AG                    8,291   2,586,717       0.1%
      Interroll Holding AG                  2,973   1,690,472       0.1%
      Intershop Holdings AG                 6,009   2,217,707       0.1%
      Jungfraubahn Holding AG               3,095     242,878       0.0%
      Kaba Holding AG Class B              14,125   6,734,397       0.2%
      Kardex AG                            32,641   1,476,615       0.0%
  #   Komax Holding AG                     16,979   2,501,792       0.1%
      Kudelski SA                         201,663   2,571,947       0.1%
      Kuoni Reisen Holding AG              15,564   4,243,087       0.1%
  #   LEM Holding SA                        3,667   2,751,889       0.1%
      Liechtensteinische Landesbank AG     21,376     857,894       0.0%
  *   LifeWatch AG                         22,589     215,649       0.0%
  #   Logitech International SA           730,221  10,338,299       0.3%
      Lonza Group AG                      216,869  23,896,040       0.8%
  #   Luzerner Kantonalbank AG             17,399   6,293,239       0.2%
      MCH Group AG                          1,404      93,423       0.0%
      Metall Zug AG                           701   1,728,481       0.1%
  #*  Meyer Burger Technology AG          408,473   3,445,723       0.1%
      Micronas Semiconductor Holding AG   155,041   1,037,182       0.0%
  *   Mobilezone Holding AG               142,129   1,513,396       0.1%
      Mobimo Holding AG                    27,873   5,494,012       0.2%
      Nobel Biocare Holding AG            535,961   9,492,382       0.3%
      OC Oerlikon Corp. AG                858,856  10,867,135       0.3%
  *   Orascom Development Holding AG       62,283   1,087,212       0.0%
  #*  Orell Fuessli Holding AG              5,198     502,934       0.0%
      Orior AG                             24,395   1,318,920       0.0%
      Panalpina Welttransport Holding AG   42,342   5,485,072       0.2%
  *   Parco Industriale e Immobiliare SA      600          --       0.0%
      Phoenix Mecano AG                     3,100   1,401,289       0.0%
      PSP Swiss Property AG               148,327  12,730,412       0.4%
      Rieter Holding AG                    17,214   3,178,942       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                       --------- -------------- ---------------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA                             2,714 $    3,015,678       0.1%
    Schaffner Holding AG                                   2,861        828,172       0.0%
*   Schmolz + Bickenbach AG                            2,540,584      3,067,913       0.1%
    Schweiter Technologies AG                              4,466      3,219,567       0.1%
    Siegfried Holding AG                                  18,452      2,836,173       0.1%
    St Galler Kantonalbank AG                             10,381      3,754,576       0.1%
    Straumann Holding AG                                  47,712     11,746,936       0.4%
    Sulzer AG                                             68,358      7,791,374       0.3%
    Swiss Life Holding AG                                 22,804      5,232,166       0.2%
*   Swisslog Holding AG                                1,022,294      1,425,185       0.0%
    Swissquote Group Holding SA                           47,450      1,479,940       0.0%
    Tamedia AG                                            14,891      1,954,917       0.1%
    Tecan Group AG                                        23,852      2,519,230       0.1%
    Temenos Group AG                                     306,592     10,704,161       0.3%
#*  Tornos Holding AG                                     38,028        227,034       0.0%
    U-Blox AG                                             27,815      3,760,151       0.1%
*   Valartis Group AG                                      1,365         23,233       0.0%
    Valiant Holding AG                                    64,927      5,678,852       0.2%
    Valora Holding AG                                     15,404      3,190,613       0.1%
    Vaudoise Assurances Holding SA Class B                 4,108      1,796,591       0.1%
    Vetropack Holding AG                                     877      1,497,359       0.1%
#*  Von Roll Holding AG                                  258,978        374,110       0.0%
#   Vontobel Holding AG                                  121,104      4,401,708       0.1%
    VP Bank AG                                            17,235      1,429,209       0.0%
    Walliser Kantonalbank                                  1,440      1,087,029       0.0%
*   Walter Meier AG                                       23,690        948,529       0.0%
#   Ypsomed Holding AG                                     3,079        276,751       0.0%
    Zehnder Group AG                                      47,467      1,866,146       0.1%
*   Zueblin Immobilien Holding AG                        261,040        455,894       0.0%
    Zug Estates Holding AG                                   505        612,209       0.0%
    Zuger Kantonalbank AG                                    627      2,899,119       0.1%
                                                                 --------------      ----
TOTAL SWITZERLAND                                                   418,504,513      13.3%
                                                                 --------------      ----
TOTAL COMMON STOCKS                                               3,138,563,698      99.6%
                                                                 --------------      ----
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
*   BKS Bank AG Rights                                     3,120            430       0.0%
#*  Intercell AG Rights                                  254,689             --       0.0%
                                                                 --------------      ----
TOTAL AUSTRIA                                                               430       0.0%
                                                                 --------------      ----
FRANCE -- (0.1%)
*   Bigben Interactive Rights 01/31/2016                  30,952          1,047       0.0%
*   Peugeot SA Warrants 04/29/17                         484,315        734,373       0.0%
                                                                 --------------      ----
TOTAL FRANCE                                                            735,420       0.0%
                                                                 --------------      ----
GERMANY -- (0.0%)
#*  Rhoen Klinikum AG Rights 11/14/14                    500,406        421,400       0.0%
                                                                 --------------      ----
ITALY -- (0.0%)
#*  Trevi Finanziaria Industriale SpA Rights 11/06/14    154,707        172,545       0.0%
                                                                 --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                         ---------- -------------- ---------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49                    363,210 $           --        0.0%
                                                                    --------------      -----
SPAIN -- (0.0%)
*     Vidrala SA Rights 11/13/14                             77,869        152,032        0.0%
                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                    1,481,827        0.0%
                                                                    --------------      -----

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@  DFA Short Term Investment Fund                     38,146,040    441,349,686       14.0%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,059,179,623)                 $3,581,395,211      113.6%
                                                                    ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
 Austria                                -- $   71,759,411   --    $   71,759,411
 Belgium                                --    105,548,709   --       105,548,709
 Denmark                                --    165,558,614   --       165,558,614
 Finland                                --    215,249,538   --       215,249,538
 France                        $   577,107    370,405,087   --       370,982,194
 Germany                         1,506,397    467,283,439   --       468,789,836
 Greece                                 --            846   --               846
 Ireland                                --     67,558,080   --        67,558,080
 Israel                                 --     81,625,599   --        81,625,599
 Italy                                  --    309,341,251   --       309,341,251
 Netherlands                            --    186,068,092   --       186,068,092
 Norway                                 --     97,515,854   --        97,515,854
 Portugal                               --     50,628,022   --        50,628,022
 Spain                              34,154    199,699,314   --       199,733,468
 Sweden                            377,647    329,322,024   --       329,699,671
 Switzerland                            --    418,504,513   --       418,504,513
Rights/Warrants
 Austria                                --            430   --               430
 France                                 --        735,420   --           735,420
 Germany                                --        421,400   --           421,400
 Italy                                  --        172,545   --           172,545
 Portugal                               --             --   --                --
 Spain                                  --        152,032   --           152,032
Securities Lending Collateral           --    441,349,686   --       441,349,686
                               ----------- --------------   --    --------------
TOTAL                          $2,495,305  $3,578,899,906   --    $3,581,395,211
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------- ----------- ---------------
COMMON STOCKS -- (78.8%)
Consumer Discretionary -- (8.5%)
    AutoCanada, Inc.                             92,120 $ 5,116,643       0.6%
#   BMTC Group, Inc. Class A                     17,481     240,411       0.0%
*   Brookfield Residential Properties, Inc.      40,151     934,084       0.1%
#*  BRP, Inc.                                     9,700     211,290       0.0%
#   Cineplex, Inc.                              290,435  10,941,724       1.3%
    Cogeco Cable, Inc.                           89,367   4,873,338       0.6%
    Cogeco, Inc.                                 25,003   1,258,525       0.2%
#   Corus Entertainment, Inc. Class B           414,416   7,626,093       0.9%
*   DHX Media, Ltd.                              11,269     100,087       0.0%
    Dorel Industries, Inc. Class B              135,565   4,212,312       0.5%
    easyhome, Ltd.                                3,600      74,903       0.0%
    EnerCare, Inc.                               46,000     605,279       0.1%
    Gamehost, Inc.                               29,320     433,147       0.1%
#   Glacier Media, Inc.                         137,300     203,443       0.0%
#   GLENTEL, Inc.                                70,262     625,909       0.1%
*   Great Canadian Gaming Corp.                 302,800   5,491,533       0.7%
#   Hudson's Bay Co.                             41,600     721,970       0.1%
#*  Imax Corp.                                  252,317   7,430,372       0.9%
#   Indigo Books & Music, Inc.                    2,302      25,858       0.0%
    Leon's Furniture, Ltd.                      143,275   1,828,042       0.2%
    Linamar Corp.                               238,706  12,193,163       1.4%
    Martinrea International, Inc.               484,756   5,139,820       0.6%
#*  Mood Media Corp.                            182,874      87,620       0.0%
#   MTY Food Group, Inc.                         39,849   1,159,353       0.1%
*   Performance Sports Group, Ltd.              118,366   2,047,945       0.2%
    Pizza Pizza Royalty Corp.                    30,604     371,468       0.0%
    Reitmans Canada, Ltd.                        15,456      82,419       0.0%
    Reitmans Canada, Ltd. Class A               252,574   1,378,226       0.2%
    RONA, Inc.                                  681,945   8,319,723       1.0%
#   Sears Canada, Inc.                           52,017     500,763       0.1%
#   Torstar Corp. Class B                       285,789   1,668,508       0.2%
*   TVA Group, Inc. Class B                       7,000      51,116       0.0%
    Uni-Select, Inc.                             81,430   2,049,026       0.2%
    Whistler Blackcomb Holdings, Inc.           133,651   2,256,669       0.3%
#*  Yellow Media, Ltd.                           75,155   1,097,601       0.1%
                                                        -----------      ----
Total Consumer Discretionary                             91,358,383      10.8%
                                                        -----------      ----
Consumer Staples -- (3.0%)
    AGT Food & Ingredient, Inc.                  91,304   2,243,208       0.3%
    Andrew Peller, Ltd. Class A                   3,400      45,070       0.0%
    Clearwater Seafoods, Inc.                    47,557     473,017       0.1%
#   Colabor Group, Inc.                          92,227     289,680       0.0%
    Corby Spirit and Wine, Ltd.                  73,267   1,366,463       0.2%
#   Cott Corp.                                  499,623   3,027,750       0.3%
    High Liner Foods, Inc.                       54,918   1,073,460       0.1%
#   Liquor Stores N.A., Ltd.                    106,130   1,224,160       0.1%
#   Maple Leaf Foods, Inc.                      536,764   9,286,986       1.1%
*   Neptune Technologies & Bioressources, Inc.   22,102      36,476       0.0%
    North West Co., Inc. (The)                  232,610   4,808,849       0.6%
#   Premium Brands Holdings Corp.                91,943   2,019,067       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
#   Rogers Sugar, Inc.                             439,281 $ 1,730,542       0.2%
*   SunOpta, Inc.                                  287,095   4,065,513       0.5%
                                                           -----------       ---
Total Consumer Staples                                      31,690,241       3.7%
                                                           -----------       ---
Energy -- (21.2%)
*   Advantage Oil & Gas, Ltd.                    1,098,231   4,706,495       0.6%
    Akita Drilling, Ltd. Class A                    42,000     515,381       0.1%
#*  Alvopetro Energy, Ltd.                         401,858     171,148       0.0%
*   Anderson Energy, Ltd.                          125,071      24,969       0.0%
    Arsenal Energy, Inc.                            61,574     452,907       0.1%
#*  Artek Exploration, Ltd.                        278,498     637,527       0.1%
#*  Athabasca Oil Corp.                            569,249   1,843,537       0.2%
*   Bankers Petroleum, Ltd.                      1,411,399   5,422,437       0.6%
*   Bellatrix Exploration, Ltd.                    978,258   4,574,260       0.5%
#*  Birchcliff Energy, Ltd.                        542,616   4,198,227       0.5%
#*  BlackPearl Resources, Inc.                   1,434,601   2,062,068       0.2%
#*  BNK Petroleum, Inc.                            554,116     260,575       0.0%
#   Bonavista Energy Corp.                         572,444   5,378,805       0.6%
#   Bonterra Energy Corp.                          138,595   6,230,965       0.7%
    Calfrac Well Services, Ltd.                    389,456   4,664,971       0.5%
    Calvalley Petroleum, Inc. Class A              226,068     246,718       0.0%
*   Canacol Energy, Ltd.                           137,542     469,842       0.1%
#   Canadian Energy Services & Technology Corp.    950,642   7,338,259       0.9%
    CanElson Drilling, Inc.                        495,855   2,424,170       0.3%
    Canyon Services Group, Inc.                    320,270   3,094,575       0.4%
#   Cathedral Energy Services, Ltd.                164,270     453,289       0.1%
#*  Cequence Energy, Ltd.                          833,290   1,057,278       0.1%
#*  Chinook Energy, Inc.                           455,099     629,923       0.1%
*   Connacher Oil and Gas, Ltd.                  2,187,935     194,129       0.0%
#*  Corridor Resources, Inc.                       373,046     476,630       0.1%
*   Crew Energy, Inc.                              626,771   3,915,059       0.5%
*   DeeThree Exploration, Ltd.                     451,446   2,575,571       0.3%
#*  Delphi Energy Corp.                            906,139   1,696,423       0.2%
#*  Denison Mines Corp.                          2,254,371   2,120,255       0.2%
#   Enbridge Income Fund Holdings, Inc.            246,855   6,505,118       0.8%
    Enerflex, Ltd.                                 346,563   4,950,680       0.6%
    Ensign Energy Services, Inc.                   460,304   5,195,037       0.6%
#*  Epsilon Energy, Ltd.                           256,565     835,450       0.1%
#*  Essential Energy Services Trust                650,141   1,165,241       0.1%
#*  Forsys Metals Corp.                            109,974      24,882       0.0%
#*  Gasfrac Energy Services, Inc.                   91,560      81,239       0.0%
*   Gran Tierra Energy, Inc.                     1,393,412   6,354,765       0.7%
#*  Ithaca Energy, Inc.                          1,635,155   2,089,191       0.2%
#*  Ivanhoe Energy, Inc.                            49,840      56,161       0.0%
*   Kelt Exploration, Ltd.                         161,850   1,362,811       0.2%
*   Legacy Oil + Gas, Inc.                       1,026,990   4,182,498       0.5%
*   Leucrotta Exploration, Inc.                    347,561     518,080       0.1%
#   Lightstream Resources, Ltd.                  1,071,197   2,832,321       0.3%
#   Long Run Exploration, Ltd.                     879,201   2,488,489       0.3%
#   McCoy Global, Inc.                              43,794     185,737       0.0%
*   Mega Uranium, Ltd.                              55,000       5,856       0.0%
#   Mullen Group, Ltd.                             483,025   9,385,784       1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
Energy -- (Continued)
#*  Niko Resources, Ltd.                       331,273 $     91,118       0.0%
#   North American Energy Partners, Inc.       117,881      629,647       0.1%
*   NuVista Energy, Ltd.                       678,709    6,244,809       0.7%
*   Painted Pony Petroleum, Ltd.               343,854    3,258,383       0.4%
*   Parex Resources, Inc.                      560,671    5,138,842       0.6%
#   Parkland Fuel Corp.                        400,877    7,842,898       0.9%
#   Pason Systems, Inc.                        368,652    8,821,742       1.0%
#   Pengrowth Energy Corp.                     369,597    1,492,096       0.2%
#*  Perpetual Energy, Inc.                     396,529      492,561       0.1%
#   PHX Energy Services Corp.                  139,974    1,455,566       0.2%
*   Poseidon Concepts Corp.                    165,977          249       0.0%
#   Pulse Seismic, Inc.                        277,580      731,478       0.1%
#*  Questerre Energy Corp. Class A             745,460      482,841       0.1%
*   RMP Energy, Inc.                           702,328    3,689,084       0.4%
*   Rock Energy, Inc.                          192,653      945,274       0.1%
#   Savanna Energy Services Corp.              488,979    2,637,853       0.3%
    Secure Energy Services, Inc.               558,354   10,339,247       1.2%
*   Serinus Energy, Inc.                        13,570       25,044       0.0%
    ShawCor, Ltd.                              125,996    5,550,509       0.7%
*   Southern Pacific Resource Corp.          1,701,425       45,289       0.0%
*   SouthGobi Resources, Ltd.                  150,484       77,442       0.0%
#*  Sprott Resource Corp.                      471,290      873,960       0.1%
#   Spyglass Resources Corp.                   669,452      629,626       0.1%
    Strad Energy Services, Ltd.                 18,741       76,657       0.0%
#   Surge Energy, Inc.                       1,179,583    6,541,319       0.8%
#*  TAG Oil, Ltd.                              181,541      256,111       0.0%
*   Tethys Petroleum, Ltd.                     412,989      106,266       0.0%
#   TORC Oil & Gas, Ltd.                       403,748    3,786,537       0.4%
    Total Energy Services, Inc.                153,478    2,666,341       0.3%
#*  Touchstone Exploration, Inc.               199,351      106,127       0.0%
    TransGlobe Energy Corp.                    357,661    1,551,805       0.2%
    Trican Well Service, Ltd.                  817,696    7,327,740       0.9%
    Trilogy Energy Corp.                        53,200      828,882       0.1%
    Trinidad Drilling, Ltd.                    750,912    4,890,372       0.6%
#   Twin Butte Energy, Ltd.                  1,326,259    1,765,129       0.2%
#*  Uex Corp.                                  608,088      151,071       0.0%
#   Veresen, Inc.                              311,031    4,881,894       0.6%
    Western Energy Services Corp.              335,813    2,130,396       0.2%
#   Whitecap Resources, Inc.                   848,168   10,979,788       1.3%
*   Xtreme Drilling and Coil Services Corp.    232,619      641,893       0.1%
*   Yangarra Resources, Ltd.                     8,000       16,468       0.0%
#   Zargon Oil & Gas, Ltd.                     152,974      832,022       0.1%
    ZCL Composites, Inc.                        99,400      597,961       0.1%
                                                       ------------      ----
Total Energy                                            227,686,070      26.8%
                                                       ------------      ----
Financials -- (6.8%)
    AGF Management, Ltd. Class B               434,285    3,945,769       0.5%
#   Alaris Royalty Corp.                        52,216    1,564,557       0.2%
#   Altus Group, Ltd.                          161,568    3,132,302       0.4%
    Brookfield Real Estate Services, Inc.        8,075       98,658       0.0%
    Canaccord Genuity Group, Inc.              511,622    4,330,663       0.5%
    Canadian Western Bank                      300,957   10,080,411       1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Clairvest Group, Inc.                     1,900 $    42,567       0.0%
*   Counsel Corp.                            87,227     116,865       0.0%
    E-L Financial Corp., Ltd.                 1,500     918,327       0.1%
    EGI Financial Holdings, Inc.             14,650     154,423       0.0%
#   Equitable Group, Inc.                    52,295   3,033,625       0.4%
*   Equity Financial Holdings, Inc.             800       6,026       0.0%
    Fiera Capital Corp.                      72,002     824,760       0.1%
    Firm Capital Mortgage Investment Corp.    2,494      28,280       0.0%
    First National Financial Corp.            3,873      80,068       0.0%
    FirstService Corp.                      152,248   8,045,687       0.9%
    Genesis Land Development Corp.           76,842     302,036       0.0%
#   Genworth MI Canada, Inc.                149,254   5,217,699       0.6%
    Gluskin Sheff + Associates, Inc.        156,321   4,083,306       0.5%
    GMP Capital, Inc.                       298,487   1,766,477       0.2%
    Guardian Capital Group, Ltd. Class A     11,327     183,616       0.0%
*   Heritage Global, Inc.                     4,253       1,405       0.0%
    Home Capital Group, Inc.                241,200  11,560,822       1.4%
#   Killam Properties, Inc.                 300,269   2,941,280       0.3%
*   Kingsway Financial Services, Inc.        22,481     145,613       0.0%
    Laurentian Bank of Canada               163,720   7,202,198       0.8%
*   Mainstreet Equity Corp.                  19,910     720,579       0.1%
    Melcor Developments, Ltd.                24,561     536,308       0.1%
#   Sprott, Inc.                            690,588   1,482,829       0.2%
    TMX Group, Ltd.                          10,776     518,315       0.1%
                                                    -----------       ---
Total Financials                                     73,065,471       8.6%
                                                    -----------       ---
Health Care -- (1.4%)
    Amica Mature Lifestyles, Inc.            36,241     231,842       0.0%
*   Endo International P.L.C.                82,099   5,485,893       0.7%
#   Extendicare, Inc.                       500,612   3,624,501       0.4%
#*  Imris, Inc.                              73,479      24,774       0.0%
*   Knight Therapeutics, Inc.                53,575     276,657       0.0%
#   Leisureworld Senior Care Corp.          178,254   2,241,124       0.3%
#   Medical Facilities Corp.                144,169   2,305,067       0.3%
*   QLT, Inc.                               226,610     902,781       0.1%
#*  Resverlogix Corp.                       106,820      57,815       0.0%
#*  Theratechnologies, Inc.                  10,101       3,406       0.0%
*   Transition Therapeutics, Inc.            33,541     208,320       0.0%
*   TSO3, Inc.                               55,206      76,903       0.0%
    Zenith Epigenetics Corp.                111,820       8,036       0.0%
                                                    -----------       ---
Total Health Care                                    15,447,119       1.8%
                                                    -----------       ---
Industrials -- (13.1%)
#   AG Growth International, Inc.            86,732   3,595,332       0.4%
*   Air Canada Class A                      313,328   2,610,487       0.3%
#   Algoma Central Corp.                     26,690     380,322       0.0%
*   ATS Automation Tooling Systems, Inc.    500,030   6,255,643       0.7%
    Badger Daylighting, Ltd.                212,981   5,232,637       0.6%
#*  Ballard Power Systems, Inc.             530,151   1,486,427       0.2%
#   Bird Construction, Inc.                 143,090   1,710,148       0.2%
#   Black Diamond Group, Ltd.               221,641   3,785,626       0.4%
    Bumi Serpong Damai Tbk PT               344,068   4,472,380       0.5%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------- ------------ ---------------
Industrials -- (Continued)
#   CanWel Building Materials Group, Ltd.      78,884 $    435,348       0.1%
    Cervus Equipment Corp.                     20,122      327,615       0.0%
#   Clarke, Inc.                               52,294      453,318       0.1%
    Contrans Group, Inc. Class A              116,170    1,538,901       0.2%
#   DirectCash Payments, Inc.                  53,015      747,916       0.1%
#   Exchange Income Corp.                      79,168    1,351,486       0.2%
    Exco Technologies, Ltd.                   103,336    1,005,808       0.1%
*   GLV, Inc. Class A                          93,231      190,259       0.0%
*   Heroux-Devtek, Inc.                       128,954    1,162,480       0.1%
#   HNZ Group, Inc.                            23,888      421,148       0.0%
#   Horizon North Logistics, Inc.             478,383    1,349,770       0.2%
#   K-Bro Linen, Inc.                          21,093      741,123       0.1%
    MacDonald Dettwiler & Associates, Ltd.    112,170    8,553,205       1.0%
    Magellan Aerospace Corp.                   60,000      658,533       0.1%
    Morneau Shepell, Inc.                     233,427    3,446,365       0.4%
#   New Flyer Industries, Inc.                188,205    2,170,858       0.3%
    Newalta Corp.                             265,636    4,796,320       0.6%
    Richelieu Hardware, Ltd.                   72,185    3,424,632       0.4%
#   Ritchie Bros Auctioneers, Inc.            378,801    9,259,543       1.1%
#   Rocky Mountain Dealerships, Inc.           71,391      675,872       0.1%
#   Russel Metals, Inc.                       332,255    9,684,199       1.1%
    Stantec, Inc.                             228,285   14,464,160       1.7%
    Stuart Olson, Inc.                         91,759      621,198       0.1%
#   Student Transportation, Inc.              429,699    2,699,320       0.3%
    Toromont Industries, Ltd.                 262,225    6,261,013       0.7%
    Transcontinental, Inc. Class A            366,876    5,009,735       0.6%
    TransForce, Inc.                          442,709   10,825,660       1.3%
    Vicwest, Inc.                              46,519      428,435       0.1%
#   Wajax Corp.                                91,238    2,919,972       0.3%
    WesternOne, Inc.                          110,100      617,392       0.1%
#   Westshore Terminals Investment Corp.      274,032    8,351,891       1.0%
#   WSP Global, Inc.                          234,492    7,138,477       0.8%
                                                      ------------      ----
Total Industrials                                      141,260,954      16.6%
                                                      ------------      ----
Information Technology -- (5.1%)
*   5N Plus, Inc.                             276,808      594,362       0.1%
    Absolute Software Corp.                   219,888    1,383,262       0.2%
*   AgJunction, Inc.                           20,300       10,987       0.0%
#*  Avigilon Corp.                            115,293    1,594,799       0.2%
    Calian Technologies, Ltd.                  21,337      351,183       0.0%
*   Celestica, Inc.                           949,607   10,430,890       1.2%
    COM DEV International, Ltd.               406,924    1,335,894       0.2%
    Computer Modelling Group, Ltd.            291,757    3,031,342       0.4%
*   Descartes Systems Group, Inc. (The)       262,529    3,703,661       0.4%
    DH Corp.                                  438,495   14,006,317       1.6%
#*  DragonWave, Inc.                          162,023      172,510       0.0%
    Enghouse Systems, Ltd.                     91,266    3,065,819       0.4%
    Evertz Technologies, Ltd.                 138,381    2,086,059       0.2%
#*  EXFO, Inc.                                106,980      397,716       0.0%
#   Mediagrif Interactive Technologies, Inc.    7,676      122,593       0.0%
*   Mitel Networks Corp.                      135,710    1,265,525       0.2%
#*  Points International, Ltd.                 37,659      563,022       0.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
Information Technology -- (Continued)
    Pure Technologies, Ltd.                               114 $       806       0.0%
#*  Redknee Solutions, Inc.                           110,711     416,499       0.0%
*   Sandvine Corp.                                    886,876   2,203,321       0.3%
#*  Sierra Wireless, Inc.                             164,792   4,509,281       0.5%
*   Smart Technologies, Inc. Class A                    7,408       9,991       0.0%
*   Solium Capital, Inc.                               71,851     519,574       0.1%
    Vecima Networks, Inc.                               6,059      45,481       0.0%
    Wi-Lan, Inc.                                      765,533   2,533,551       0.3%
                                                              -----------       ---
Total Information Technology                                   54,354,445       6.4%
                                                              -----------       ---
Materials -- (14.9%)
*   Aberdeen International, Inc.                      122,333      20,623       0.0%
#   Acadian Timber Corp.                               14,713     186,026       0.0%
    AirBoss of America Corp.                            8,602      76,323       0.0%
    Alacer Gold Corp.                               1,025,827   1,702,051       0.2%
    Alamos Gold, Inc.                                 637,867   4,759,737       0.6%
#*  Alexco Resource Corp.                             278,307     138,283       0.0%
#*  Almaden Minerals, Ltd.                             98,343     112,562       0.0%
#*  Altius Minerals Corp.                             112,600   1,055,016       0.1%
#*  Alumasc Group P.L.C. (The)                        532,862   1,229,263       0.2%
*   Amerigo Resources, Ltd.                           553,854     174,454       0.0%
#*  Argonaut Gold, Inc.                               552,671   1,176,887       0.1%
#*  Asanko Gold, Inc.                                 271,644     409,738       0.1%
    AuRico Gold, Inc.                               1,371,487   4,392,944       0.5%
#*  Avalon Rare Metals, Inc.                          352,025      78,085       0.0%
#*  B2Gold Corp.                                    3,027,290   5,049,736       0.6%
#*  Banro Corp.                                        14,500       2,058       0.0%
    Canam Group, Inc. Class A                         218,124   1,896,646       0.2%
#   Canexus Corp.                                     488,286   1,676,649       0.2%
*   Canfor Corp.                                      118,977   2,770,025       0.3%
    Canfor Pulp Products, Inc.                        212,815   2,379,193       0.3%
*   Capstone Mining Corp.                           1,716,256   3,213,079       0.4%
    Cascades, Inc.                                    489,976   2,725,832       0.3%
    CCL Industries, Inc. Class B                      111,467  11,268,843       1.3%
    Centerra Gold, Inc.                               569,608   2,223,748       0.3%
*   Chaparral Gold Corp.                               77,900      41,471       0.0%
#*  China Gold International Resources Corp., Ltd.    765,025   1,466,176       0.2%
*   Claude Resources, Inc.                            861,200     168,106       0.0%
#*  Copper Mountain Mining Corp.                      665,831   1,234,716       0.2%
*   Dominion Diamond Corp.                            385,640   5,395,983       0.6%
#*  Dundee Precious Metals, Inc.                      554,138   1,578,264       0.2%
*   Dynasty Metals & Mining, Inc.                      39,369      31,438       0.0%
#*  Eastern Platinum, Ltd.                            321,096     247,863       0.0%
*   Eastmain Resources, Inc.                          215,252      41,062       0.0%
*   EcoSynthetix, Inc.                                  1,500       2,023       0.0%
*   Endeavour Mining Corp.                          2,334,876     994,402       0.1%
#*  Endeavour Silver Corp.                            547,276   1,670,405       0.2%
#*  Energy Fuels, Inc.                                 74,391     449,493       0.1%
#*  Entree Gold, Inc.                                 286,898      66,185       0.0%
*   Excellon Resources, Inc.                          185,380     134,876       0.0%
*   Exeter Resource Corp.                              70,137      39,828       0.0%
#*  First Majestic Silver Corp.                       601,528   3,084,897       0.4%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
Materials -- (Continued)
#*  Fortress Paper, Ltd. Class A                      69,284 $  127,865       0.0%
*   Fortuna Silver Mines, Inc.                       800,706  2,770,732       0.3%
#*  Fortune Minerals, Ltd.                           146,172     23,993       0.0%
#*  Golden Star Resources, Ltd.                    1,155,362    328,039       0.0%
#*  Great Panther Silver, Ltd.                       725,301    508,396       0.1%
#*  Guyana Goldfields, Inc.                          441,183    900,334       0.1%
*   Hanfeng Evergreen, Inc.                           45,837     10,523       0.0%
    HudBay Minerals, Inc.                          1,202,315  9,206,316       1.1%
*   IAMGOLD Corp.                                  1,548,669  2,940,554       0.4%
#*  Imperial Metals Corp.                            208,818  1,765,703       0.2%
*   Interfor Corp.                                   373,031  5,672,997       0.7%
#*  International Tower Hill Mines, Ltd.             220,027     78,090       0.0%
    Intertape Polymer Group, Inc.                    332,527  4,871,142       0.6%
#*  Katanga Mining, Ltd.                           1,025,162    354,743       0.1%
#*  Kirkland Lake Gold, Inc.                         361,968  1,124,074       0.1%
#*  Lake Shore Gold Corp.                          2,147,181  1,562,210       0.2%
#   Lucara Diamond Corp.                             934,465  1,890,404       0.2%
#   Major Drilling Group International, Inc.         431,959  2,521,885       0.3%
#   Mandalay Resources Corp.                         411,992    350,927       0.1%
*   McEwen Mining--Minera Andes Acquisition Corp.      2,366      2,960       0.0%
*   Migao Corp.                                      169,168    219,143       0.0%
    Minco Base Metals Corp.                            2,780         --       0.0%
*   Minco Silver Corp.                                40,069     23,820       0.0%
#*  Nautilus Minerals, Inc.                           89,354     41,226       0.0%
#*  Nevada Copper Corp.                              160,491    256,319       0.0%
#   Nevsun Resources, Ltd.                         1,007,766  3,406,760       0.4%
*   New Gold, Inc.                                   812,201  2,947,431       0.4%
*   New Millennium Iron Corp.                         55,528      8,868       0.0%
    Norbord, Inc.                                    185,489  3,628,972       0.4%
#*  North American Palladium, Ltd.                   565,789     90,362       0.0%
#*  Northern Dynasty Minerals, Ltd.                  148,624     56,704       0.0%
#*  Novagold Resources, Inc.                         569,999  1,400,911       0.2%
#*  OceanaGold Corp.                               1,664,714  2,717,780       0.3%
*   Orvana Minerals Corp.                             56,750     15,358       0.0%
*   Osisko Gold Royalties, Ltd.                      155,142  1,938,150       0.2%
    Pan American Silver Corp.                        711,104  6,574,423       0.8%
*   Phoscan Chemical Corp.                           432,579    109,387       0.0%
#*  Pilot Gold, Inc.                                  65,895     45,019       0.0%
#*  Platinum Group Metals, Ltd.                      241,887    195,304       0.0%
#*  Polymet Mining Corp.                             635,065    676,171       0.1%
*   Primero Mining Corp.                             844,647  2,885,311       0.3%
*   RB Energy, Inc.                                  396,013     26,353       0.0%
*   Richmont Mines, Inc.                             119,607    246,208       0.0%
#*  Rubicon Minerals Corp.                           508,405    428,539       0.1%
#*  Sabina Gold & Silver Corp.                       383,055    125,753       0.0%
#*  San Gold Corp.                                 1,277,995     62,366       0.0%
#*  Sandstorm Gold, Ltd.                             538,611  1,548,378       0.2%
*   Scorpio Mining Corp.                             978,870    165,020       0.0%
#*  Seabridge Gold, Inc.                             115,135    731,437       0.1%
*   SEMAFO, Inc.                                   1,350,146  3,294,354       0.4%
    Sherritt International Corp.                   1,706,561  4,239,715       0.5%
*   Shore Gold, Inc.                                 152,435     26,374       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                               ---------- -------------- ---------------
Materials -- (Continued)
#*    Silver Standard Resources, Inc.             423,541 $    1,845,159        0.2%
*     St Andrew Goldfields, Ltd.                  774,028        161,392        0.0%
      Stella-Jones, Inc.                          180,100      5,230,179        0.6%
#*    Stornoway Diamond Corp.                     297,297        150,357        0.0%
#*    Sulliden Mining Capital, Inc.                65,953         21,066        0.0%
#*    Tanzanian Royalty Exploration Corp.         298,950        389,917        0.1%
*     Taseko Mines, Ltd.                          993,766      1,304,976        0.2%
#*    Tembec, Inc.                                389,365        988,052        0.1%
#*    Teranga Gold Corp.                        1,297,615        506,589        0.1%
*     Thompson Creek Metals Co., Inc.             972,770      1,838,428        0.2%
      Timminco, Ltd.                               69,822            137        0.0%
*     Timmins Gold Corp.                          902,974        865,278        0.1%
*     Wesdome Gold Mines, Ltd.                    325,464        210,806        0.0%
      Western Forest Products, Inc.             1,681,227      3,460,757        0.4%
      Winpak, Ltd.                                 98,223      2,592,728        0.3%
                                                          --------------      -----
Total Materials                                              160,074,613       18.9%
                                                          --------------      -----
Telecommunication Services -- (0.4%)
      Axia NetMedia Corp.                         191,967        456,477        0.1%
                                                          --------------      -----
#     Manitoba Telecom Services, Inc.             140,584      3,705,914        0.4%
                                                          --------------      -----
Total Telecommunication Services                               4,162,391        0.5%
                                                          --------------      -----
Utilities -- (4.4%)
      Algonquin Power & Utilities Corp.           930,215      7,593,255        0.9%
#*    Alterra Power Corp.                       1,066,070        302,686        0.0%
      Boralex, Inc. Class A                       113,668      1,326,236        0.2%
      Capital Power Corp.                         459,109     10,420,131        1.2%
#     Capstone Infrastructure Corp.               495,000      1,875,383        0.2%
#     Innergex Renewable Energy, Inc.             514,227      5,032,540        0.6%
#     Just Energy Group, Inc.                     675,567      3,290,770        0.4%
#*    Maxim Power Corp.                            92,234        212,775        0.0%
#     Northland Power, Inc.                       517,996      7,707,549        0.9%
#     Superior Plus Corp.                         668,843      7,245,972        0.9%
#     Valener, Inc.                               195,585      2,793,947        0.3%
                                                          --------------      -----
Total Utilities                                               47,801,244        5.6%
                                                          --------------      -----
TOTAL COMMON STOCKS                                          846,900,931       99.7%
                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
*     HudBay Minerals, Inc. Warrants 07/20/18      37,453         26,252        0.0%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (21.2%)
(S)@  DFA Short Term Investment Fund           19,706,531    228,004,569       26.8%
                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,214,058,509)                                    $1,074,931,752      126.5%
                                                          ==============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary        $  91,358,383           --   --    $   91,358,383
 Consumer Staples                 31,690,241           --   --        31,690,241
 Energy                          227,685,821 $        249   --       227,686,070
 Financials                       73,065,471           --   --        73,065,471
 Health Care                      15,439,083        8,036   --        15,447,119
 Industrials                     141,260,954           --   --       141,260,954
 Information Technology           54,354,445           --   --        54,354,445
 Materials                       160,037,600       37,013   --       160,074,613
 Telecommunication Services        4,162,391           --   --         4,162,391
 Utilities                        47,801,244           --   --        47,801,244
Rights/Warrants                           --       26,252   --            26,252
Securities Lending Collateral             --  228,004,569   --       228,004,569
                               ------------- ------------   --    --------------
TOTAL                          $846,855,633  $228,076,119   --    $1,074,931,752
                               ============= ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                             --------- ----------- ---------------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.2%)
    AES Tiete SA                                                76,084 $   459,049            0.0%
    ALL--America Latina Logistica SA                           508,831   1,389,643            0.0%
    AMBEV SA                                                   855,320   5,662,555            0.1%
#   AMBEV SA ADR                                             4,395,524  29,362,100            0.7%
    Banco Bradesco SA                                          678,482   9,993,764            0.2%
    Banco do Brasil SA                                         851,292   9,526,747            0.2%
    Banco Santander Brasil SA ADR                              712,554   3,904,796            0.1%
    BB Seguridade Participacoes SA                             593,854   7,922,484            0.2%
    BM&FBovespa SA                                           2,319,008  10,204,428            0.2%
    BR Malls Participacoes SA                                  617,123   4,954,892            0.1%
#   Braskem SA Sponsored ADR                                   153,394   2,250,290            0.1%
    BRF SA                                                      97,000   2,526,700            0.1%
    BRF SA ADR                                                 539,479  14,053,428            0.3%
    CCR SA                                                   1,083,968   8,069,215            0.2%
    Centrais Eletricas Brasileiras SA                          262,600     658,869            0.0%
#   Centrais Eletricas Brasileiras SA ADR                       86,923     342,477            0.0%
#   Centrais Eletricas Brasileiras SA Sponsored ADR            100,200     253,506            0.0%
    CETIP SA--Mercados Organizados                             341,500   4,319,619            0.1%
    Cia Brasileira de Distribuicao ADR                          85,830   3,587,694            0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo            287,000   2,246,173            0.1%
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR        178,668   1,386,464            0.0%
    Cia Energetica de Minas Gerais                              87,787     531,627            0.0%
    Cia Paranaense de Energia                                   26,200     259,188            0.0%
#   Cia Paranaense de Energia Sponsored ADR                     57,783     814,740            0.0%
    Cia Siderurgica Nacional SA                                633,652   2,105,030            0.1%
#   Cia Siderurgica Nacional SA Sponsored ADR                  911,142   2,988,546            0.1%
    Cielo SA                                                   801,650  13,153,856            0.3%
*   Cosan Logistica SA                                         177,069     296,556            0.0%
    Cosan SA Industria e Comercio                              177,069   2,471,498            0.1%
    CPFL Energia SA                                            209,893   1,573,754            0.0%
#   CPFL Energia SA ADR                                         63,516     946,388            0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    139,797     694,661            0.0%
    Duratex SA                                                 569,365   2,046,721            0.1%
    EcoRodovias Infraestrutura e Logistica SA                  249,477   1,114,923            0.0%
    Embraer SA                                                  75,370     728,154            0.0%
    Embraer SA ADR                                             133,319   5,151,446            0.1%
    Estacio Participacoes SA                                   306,718   3,550,612            0.1%
#*  Fibria Celulose SA Sponsored ADR                           514,098   6,287,419            0.2%
    Gerdau SA                                                  146,632     543,553            0.0%
    Gerdau SA Sponsored ADR                                    326,326   1,478,257            0.0%
    Guararapes Confeccoes SA                                     8,056     302,356            0.0%
*   Hypermarcas SA                                             528,724   3,689,074            0.1%
    Itau Unibanco Holding SA                                   277,589   3,661,309            0.1%
    JBS SA                                                   1,052,281   4,690,086            0.1%
    Klabin SA                                                  889,300   4,396,434            0.1%
    Kroton Educacional SA                                    1,061,399   7,562,770            0.2%
    Localiza Rent a Car SA                                     184,260   2,654,546            0.1%
    Lojas Americanas SA                                        195,637     960,331            0.0%
    Lojas Renner SA                                            147,987   4,423,801            0.1%
    M Dias Branco SA                                            40,000   1,554,385            0.0%
    Multiplan Empreendimentos Imobiliarios SA                   89,300   1,846,213            0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                           SHARES      VALUE++    OF NET ASSETS**
                                                         ----------- ------------ ---------------
BRAZIL -- (Continued)
    Natura Cosmeticos SA                                     214,350 $  3,114,350       0.1%
    Oi SA                                                  1,090,646      603,183       0.0%
#   Oi SA ADR(670851104)                                       7,319        4,391       0.0%
#   Oi SA ADR(670851203)                                     107,889       57,181       0.0%
    Petroleo Brasileiro SA                                   598,900    3,528,735       0.1%
#   Petroleo Brasileiro SA ADR                             1,308,418   15,308,491       0.4%
    Porto Seguro SA                                          201,599    2,417,937       0.1%
*   Qualicorp SA                                             162,500    1,652,716       0.0%
    Raia Drogasil SA                                         229,600    2,082,011       0.1%
    Souza Cruz SA                                            463,113    3,737,678       0.1%
    Tim Participacoes SA                                     465,000    2,527,801       0.1%
    Tim Participacoes SA ADR                                  63,679    1,752,446       0.0%
    Totvs SA                                                 128,775    1,876,930       0.1%
    Tractebel Energia SA                                     214,717    2,922,974       0.1%
    Transmissora Alianca de Energia Eletrica SA              243,034    1,806,142       0.0%
    Ultrapar Participacoes SA                                235,741    5,137,560       0.1%
    Ultrapar Participacoes SA Sponsored ADR                  254,308    5,518,484       0.1%
*   Usinas Siderurgicas de Minas Gerais SA                    39,100      104,230       0.0%
    Vale SA                                                  137,800    1,389,947       0.0%
#   Vale SA Sponsored ADR                                  1,238,400   12,495,456       0.3%
    WEG SA                                                   289,825    3,419,701       0.1%
                                                                     ------------       ---
TOTAL BRAZIL                                                          277,011,471       6.6%
                                                                     ------------       ---
CHILE -- (1.4%)
    AES Gener SA                                           2,290,458    1,267,346       0.0%
    Aguas Andinas SA Class A                               3,123,344    1,869,786       0.0%
#   Banco de Chile ADR                                        38,411    2,842,409       0.1%
    Banco de Credito e Inversiones                            37,214    2,075,400       0.1%
#   Banco Santander Chile ADR                                190,579    4,038,369       0.1%
    CAP SA                                                   131,403    1,250,399       0.0%
    Cencosud SA                                            1,050,142    3,001,122       0.1%
    Cencosud SA ADR                                            8,408       75,924       0.0%
    Cia Cervecerias Unidas SA                                 25,052      263,080       0.0%
#   Cia Cervecerias Unidas SA ADR                             54,549    1,162,439       0.0%
    Cia General de Electricidad SA                            68,358      554,032       0.0%
    Colbun SA                                              6,939,743    1,874,700       0.1%
    Corpbanca SA                                         150,023,959    2,014,158       0.1%
#   Corpbanca SA ADR                                          28,066      566,933       0.0%
#   Embotelladora Andina SA Class A ADR                       22,244      346,673       0.0%
#   Embotelladora Andina SA Class B ADR                       19,587      364,514       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR        111,030    5,182,880       0.1%
    Empresas CMPC SA                                       1,838,271    4,480,144       0.1%
    Empresas COPEC SA                                        391,235    4,735,526       0.1%
    Enersis SA Sponsored ADR                                 508,369    8,027,147       0.2%
    ENTEL Chile SA                                           248,124    2,676,899       0.1%
    Inversiones Aguas Metropolitanas SA                      377,408      571,435       0.0%
#*  Latam Airlines Group SA Sponsored ADR                    390,954    4,769,639       0.1%
    Molibdenos y Metales SA                                   21,739      170,179       0.0%
    Parque Arauco SA                                          29,449       60,426       0.0%
    SACI Falabella                                           794,192    5,803,042       0.1%
    Sigdo Koppers SA                                         354,942      551,064       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       91,271    2,165,861       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
CHILE -- (Continued)
    Sonda SA                                                          538,585 $ 1,310,945       0.0%
                                                                              -----------       ---
TOTAL CHILE                                                                    64,072,471       1.5%
                                                                              -----------       ---
CHINA -- (14.2%)
    Agricultural Bank of China, Ltd. Class H                       18,743,000   8,709,743       0.2%
    Air China, Ltd. Class H                                         2,124,000   1,372,759       0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                 112,680   1,253,002       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                           1,560,000     698,459       0.0%
#   Angang Steel Co., Ltd. Class H                                  1,422,000   1,045,390       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                            1,017,500   3,332,173       0.1%
    Anta Sports Products, Ltd.                                        432,000     847,924       0.0%
    Bank of China, Ltd. Class H                                    64,409,100  30,829,478       0.7%
    Bank of Communications Co., Ltd. Class H                        7,443,515   5,562,001       0.1%
    BBMG Corp. Class H                                              1,155,500     817,067       0.0%
    Beijing Enterprises Holdings, Ltd.                                653,472   5,331,179       0.1%
#   Beijing Enterprises Water Group, Ltd.                             928,000     663,247       0.0%
    Belle International Holdings, Ltd.                              3,431,000   4,361,608       0.1%
    Brilliance China Automotive Holdings, Ltd.                      1,568,000   2,707,440       0.1%
#   Byd Co., Ltd. Class H                                             351,386   2,234,522       0.1%
    China CITIC Bank Corp., Ltd. Class H                            6,922,928   4,509,935       0.1%
#   China Coal Energy Co., Ltd. Class H                             4,683,777   2,875,381       0.1%
    China Communications Construction Co., Ltd. Class H             5,313,000   4,078,701       0.1%
    China Communications Services Corp., Ltd. Class H               2,892,000   1,354,223       0.0%
    China Construction Bank Corp. Class H                          60,826,590  45,382,653       1.1%
#*  China COSCO Holdings Co., Ltd. Class H                          2,263,000   1,019,131       0.0%
*   China Eastern Airlines Corp., Ltd. ADR                              2,800      52,528       0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                      1,664,000     633,549       0.0%
#   China Everbright International, Ltd.                            2,755,000   3,832,324       0.1%
    China Gas Holdings, Ltd.                                        1,500,000   2,674,090       0.1%
    China Hongqiao Group, Ltd.                                        689,500     530,568       0.0%
    China International Marine Containers Group Co., Ltd. Class H     338,700     789,327       0.0%
#   China Life Insurance Co., Ltd. ADR                                321,472  14,385,872       0.4%
    China Life Insurance Co., Ltd. Class H                            784,000   2,339,433       0.1%
    China Longyuan Power Group Corp., Ltd. Class H                  1,931,000   2,059,193       0.1%
    China Mengniu Dairy Co., Ltd.                                     732,000   3,209,790       0.1%
#   China Merchants Bank Co., Ltd. Class H                          3,724,554   6,912,048       0.2%
    China Merchants Holdings International Co., Ltd.                1,048,006   3,312,745       0.1%
    China Minsheng Banking Corp., Ltd. Class H                      5,307,000   5,331,368       0.1%
    China Mobile, Ltd.                                                179,500   2,238,059       0.1%
    China Mobile, Ltd. Sponsored ADR                                  926,803  57,545,198       1.4%
#   China Molybdenum Co., Ltd. Class H                                691,322     414,020       0.0%
#   China National Building Material Co., Ltd. Class H              4,793,916   4,444,749       0.1%
#   China Oilfield Services, Ltd. Class H                           1,628,000   3,402,592       0.1%
    China Overseas Land & Investment, Ltd.                          3,260,000   9,479,694       0.2%
    China Pacific Insurance Group Co., Ltd. Class H                 1,729,600   6,483,596       0.2%
    China Petroleum & Chemical Corp. ADR                              138,191  12,019,827       0.3%
    China Petroleum & Chemical Corp. Class H                        8,186,800   7,099,687       0.2%
#   China Railway Construction Corp., Ltd. Class H                  2,896,000   3,061,211       0.1%
    China Railway Group, Ltd. Class H                               3,805,000   2,342,404       0.1%
#   China Resources Cement Holdings, Ltd.                           2,175,335   1,473,612       0.0%
    China Resources Enterprise, Ltd.                                1,117,000   2,656,776       0.1%
    China Resources Gas Group, Ltd.                                   640,000   1,825,299       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
    China Resources Land, Ltd.                                       1,734,000 $ 4,119,887       0.1%
    China Resources Power Holdings Co., Ltd.                         1,250,000   3,638,305       0.1%
    China Shenhua Energy Co., Ltd. Class H                           2,682,500   7,543,422       0.2%
#*  China Shipping Container Lines Co., Ltd. Class H                 3,946,000   1,125,383       0.0%
    China South City Holdings, Ltd.                                  1,814,000     826,279       0.0%
    China Southern Airlines Co., Ltd. Class H                        1,424,000     500,007       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                     12,606     221,109       0.0%
    China State Construction International Holdings, Ltd.            1,318,000   2,040,904       0.1%
*   China Taiping Insurance Holdings Co., Ltd.                         618,600   1,319,969       0.0%
    China Telecom Corp., Ltd. ADR                                       55,758   3,545,094       0.1%
    China Telecom Corp., Ltd. Class H                                4,118,000   2,625,041       0.1%
    China Unicom Hong Kong, Ltd.                                       166,000     248,134       0.0%
    China Unicom Hong Kong, Ltd. ADR                                   483,030   7,235,789       0.2%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                2,589,000   1,245,988       0.0%
    CITIC Securities Co., Ltd. Class H                                 721,000   1,795,286       0.0%
#   CITIC, Ltd.                                                      1,425,000   2,496,844       0.1%
    CNOOC, Ltd.                                                      3,783,000   5,914,031       0.1%
#   CNOOC, Ltd. ADR                                                    127,716  19,970,951       0.5%
    COSCO Pacific, Ltd.                                              2,297,502   3,029,222       0.1%
    Country Garden Holdings Co., Ltd.                                7,902,686   3,104,788       0.1%
    CSPC Pharmaceutical Group, Ltd.                                    978,000     899,740       0.0%
#   CSR Corp., Ltd.                                                  1,471,000   1,496,578       0.0%
    Datang International Power Generation Co., Ltd. Class H          3,050,000   1,601,195       0.0%
#   Dongfang Electric Corp., Ltd. Class H                              377,400     638,592       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                           2,302,000   3,559,945       0.1%
    ENN Energy Holdings, Ltd.                                          752,000   4,859,876       0.1%
#   Evergrande Real Estate Group, Ltd.                              10,588,000   4,068,736       0.1%
#   Fosun International, Ltd.                                        1,544,441   1,831,951       0.1%
#*  GCL-Poly Energy Holdings, Ltd.                                   5,859,814   1,974,888       0.1%
#   Geely Automobile Holdings, Ltd.                                  3,655,000   1,631,439       0.0%
    Great Wall Motor Co., Ltd. Class H                                 932,500   4,091,991       0.1%
    Guangdong Investment, Ltd.                                       2,560,000   3,360,881       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                           28,517     608,838       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                     1,996,259   1,773,551       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H     112,000     382,782       0.0%
#   Guangzhou R&F Properties Co., Ltd.                               2,102,000   2,292,645       0.1%
    Haier Electronics Group Co., Ltd.                                  700,000   1,877,062       0.1%
    Haitian International Holdings, Ltd.                                79,000     168,443       0.0%
#   Hanergy Thin Film Power Group, Ltd.                              7,134,000   1,627,700       0.0%
    Hengan International Group Co., Ltd.                               619,500   6,514,019       0.2%
    Huadian Power International Corp., Ltd. Class H                  1,394,000   1,068,405       0.0%
    Huaneng Power International, Inc. Class H                          810,000     994,801       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                     34,452   1,707,097       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H             70,069,185  46,432,446       1.1%
    Jiangsu Expressway Co., Ltd. Class H                             1,250,000   1,401,127       0.0%
    Jiangxi Copper Co., Ltd. Class H                                 1,356,000   2,401,641       0.1%
    Kunlun Energy Co., Ltd.                                          3,218,000   4,279,931       0.1%
#   Lenovo Group, Ltd.                                               5,665,278   8,365,267       0.2%
    Longfor Properties Co., Ltd.                                     1,530,000   1,776,832       0.0%
    Metallurgical Corp. of China, Ltd. Class H                       3,003,000     824,587       0.0%
    New China Life Insurance Co., Ltd. Class H                         490,700   1,839,452       0.1%
    New World China Land, Ltd.                                       2,554,000   1,549,310       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CHINA -- (Continued)
#   Nine Dragons Paper Holdings, Ltd.                         1,643,000 $  1,271,348       0.0%
#   PetroChina Co., Ltd. ADR                                    141,297   17,732,773       0.4%
    PetroChina Co., Ltd. Class H                              2,524,000    3,163,159       0.1%
    PICC Property & Casualty Co., Ltd. Class H                2,357,920    4,325,458       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H        1,408,000   11,510,018       0.3%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     988,000      999,100       0.0%
    Shanghai Electric Group Co., Ltd. Class H                 2,114,000    1,061,882       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H       180,500      649,853       0.0%
    Shanghai Industrial Holdings, Ltd.                          680,274    2,093,117       0.1%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H          625,500    1,565,342       0.0%
    Shenzhou International Group Holdings, Ltd.                 412,000    1,417,090       0.0%
    Shimao Property Holdings, Ltd.                            1,892,371    4,077,711       0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.                2,286,000    1,831,269       0.1%
    Sino Biopharmaceutical, Ltd.                              2,620,000    2,634,406       0.1%
    Sino-Ocean Land Holdings, Ltd.                            2,746,243    1,559,589       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H          1,693,000      524,911       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR        9,818      304,637       0.0%
#   Sinopharm Group Co., Ltd. Class H                           778,000    3,054,372       0.1%
    SOHO China, Ltd.                                          2,899,263    2,123,765       0.1%
#   Sun Art Retail Group, Ltd.                                1,994,000    2,137,628       0.1%
    Tencent Holdings, Ltd.                                    4,238,200   68,117,466       1.6%
    Tingyi Cayman Islands Holding Corp.                       1,644,000    4,068,637       0.1%
    Tsingtao Brewery Co., Ltd. Class H                          186,000    1,371,347       0.0%
#   Uni-President China Holdings, Ltd.                          910,799      842,299       0.0%
#   Want Want China Holdings, Ltd.                            4,988,000    6,772,827       0.2%
#   Weichai Power Co., Ltd. Class H                             539,200    2,069,813       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H    309,400      555,285       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                     1,172,000      992,555       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                 108,916      915,984       0.0%
    Zhejiang Expressway Co., Ltd. Class H                     1,358,000    1,369,357       0.0%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                302,000    1,298,711       0.0%
    Zijin Mining Group Co., Ltd. Class H                      5,343,000    1,368,134       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.  1,565,200      752,943       0.0%
    ZTE Corp. Class H                                           422,438    1,020,069       0.0%
                                                                        ------------      ----
TOTAL CHINA                                                              635,536,611      15.2%
                                                                        ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                          211,196    2,978,813       0.1%
    Banco de Bogota SA                                           27,435      906,722       0.0%
    Bancolombia SA                                              178,596    2,447,829       0.1%
#   Bancolombia SA Sponsored ADR                                 89,105    5,040,670       0.1%
    Cementos Argos SA                                           383,731    1,958,287       0.1%
*   Cemex Latam Holdings SA                                     100,021      892,532       0.0%
*   Corp. Financiera Colombiana                                     560       10,343       0.0%
    Corp. Financiera Colombiana SA                               26,002      511,826       0.0%
    Ecopetrol SA                                              1,016,730    1,358,934       0.0%
#   Ecopetrol SA Sponsored ADR                                  220,479    5,908,837       0.2%
    Empresa de Energia de Bogota SA ESP                         980,096      776,455       0.0%
    Grupo Aval Acciones y Valores                               743,280      498,530       0.0%
    Grupo de Inversiones Suramericana SA                         17,591      365,756       0.0%
    Grupo Nutresa SA                                             49,756      672,280       0.0%
    Interconexion Electrica SA ESP                              498,514    2,132,162       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
COLOMBIA -- (Continued)
    Isagen SA ESP                                     938,889 $ 1,236,641       0.0%
                                                              -----------       ---
TOTAL COLOMBIA                                                 27,696,617       0.7%
                                                              -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                          209,841   5,804,656       0.1%
    Komercni Banka A.S.                                10,237   2,193,189       0.1%
    O2 Czech Republic AS                              175,288   1,958,317       0.0%
    Philip Morris CR A.S.                                 542     240,568       0.0%
*   Unipetrol A.S.                                     12,131      70,963       0.0%
                                                              -----------       ---
TOTAL CZECH REPUBLIC                                           10,267,693       0.2%
                                                              -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR    601,851   4,109,129       0.1%
*   Egyptian Financial Group-Hermes Holding GDR           676       3,046       0.0%
*   Global Telecom Holding SAE GDR                    464,751   1,392,257       0.0%
                                                              -----------       ---
TOTAL EGYPT                                                     5,504,432       0.1%
                                                              -----------       ---
GREECE -- (0.5%)
*   Alpha Bank AE                                   3,194,379   2,082,472       0.1%
    Athens Water Supply & Sewage Co. SA (The)          39,244     271,030       0.0%
*   Ellaktor SA                                         7,610      21,481       0.0%
    FF Group                                           38,413   1,257,193       0.0%
*   Hellenic Petroleum SA                             102,964     528,677       0.0%
*   Hellenic Telecommunications Organization SA       340,319   3,843,758       0.1%
    JUMBO SA                                          158,506   1,738,124       0.0%
    Motor Oil Hellas Corinth Refineries SA             49,975     366,114       0.0%
*   Mytilineos Holdings SA                             26,241     168,982       0.0%
*   National Bank of Greece SA                        997,317   2,405,627       0.1%
    OPAP SA                                           270,897   3,281,902       0.1%
*   Piraeus Bank SA                                 1,969,835   2,864,579       0.1%
*   Public Power Corp. SA                             144,358   1,096,580       0.0%
    Titan Cement Co. SA                                60,549   1,341,955       0.0%
                                                              -----------       ---
TOTAL GREECE                                                   21,268,474       0.5%
                                                              -----------       ---
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C.                            4,179      12,192       0.0%
*   Magyar Telekom Telecommunications P.L.C.          661,284     915,214       0.0%
    MOL Hungarian Oil and Gas P.L.C.                   44,647   2,124,460       0.0%
    OTP Bank P.L.C.                                   266,404   4,412,083       0.1%
    Richter Gedeon Nyrt                               145,205   2,215,064       0.1%
#   Tisza Chemical Group P.L.C.                        23,981     406,916       0.0%
                                                              -----------       ---
TOTAL HUNGARY                                                  10,085,929       0.2%
                                                              -----------       ---
INDIA -- (8.5%)
    ABB India, Ltd.                                    30,731     585,731       0.0%
    ACC, Ltd.                                          30,853     751,013       0.0%
    Adani Enterprises, Ltd.                           242,527   1,905,035       0.1%
    Adani Ports & Special Economic Zone, Ltd.         495,151   2,312,998       0.1%
*   Adani Power, Ltd.                                 722,177     562,707       0.0%
    Aditya Birla Nuvo, Ltd.                            68,958   1,889,185       0.1%
    Ambuja Cements, Ltd.                              725,767   2,683,683       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
INDIA -- (Continued)
    Apollo Hospitals Enterprise, Ltd.             80,934 $ 1,468,215       0.0%
    Asian Paints, Ltd.                           335,412   3,572,807       0.1%
    Aurobindo Pharma, Ltd.                       257,701   4,070,282       0.1%
    Axis Bank, Ltd.                            1,281,699   9,181,682       0.2%
    Bajaj Auto, Ltd.                             105,965   4,500,401       0.1%
    Bajaj Finserv, Ltd.                           39,655     690,724       0.0%
    Bajaj Holdings & Investment, Ltd.             40,269     908,060       0.0%
    Bank of Baroda                               106,717   1,612,203       0.0%
    Bank of India                                187,125     863,465       0.0%
    Bharat Electronics, Ltd.                      17,301     585,369       0.0%
    Bharat Forge, Ltd.                           140,919   1,861,264       0.1%
    Bharat Heavy Electricals, Ltd.               948,553   3,953,136       0.1%
    Bharat Petroleum Corp., Ltd.                 216,003   2,535,956       0.1%
    Bharti Airtel, Ltd.                          702,394   4,574,799       0.1%
    Bhushan Steel, Ltd.                           68,315     117,645       0.0%
    Bosch, Ltd.                                   10,090   2,439,798       0.1%
    Britannia Industries, Ltd.                    26,712     668,329       0.0%
    Cadila Healthcare, Ltd.                       67,421   1,544,956       0.0%
    Cairn India, Ltd.                            781,206   3,612,115       0.1%
    Canara Bank                                  204,956   1,337,906       0.0%
    Cipla, Ltd.                                  310,053   3,389,198       0.1%
    Colgate-Palmolive India, Ltd.                 46,572   1,285,404       0.0%
    Container Corp. Of India, Ltd.                54,732   1,199,774       0.0%
    Crompton Greaves, Ltd.                       168,242     514,234       0.0%
    Cummins India, Ltd.                           80,411     962,090       0.0%
    Dabur India, Ltd.                            381,940   1,419,083       0.0%
    Divi's Laboratories, Ltd.                     47,917   1,461,949       0.0%
    DLF, Ltd.                                    659,597   1,334,383       0.0%
    Dr Reddy's Laboratories, Ltd.                 39,086   2,022,334       0.1%
#   Dr. Reddy's Laboratories, Ltd. ADR            82,013   4,288,460       0.1%
    Eicher Motors, Ltd.                            6,764   1,400,407       0.0%
    Emami, Ltd.                                   63,025     831,209       0.0%
*   Essar Oil, Ltd.                              375,544     739,466       0.0%
    Exide Industries, Ltd.                       307,619     789,746       0.0%
    GAIL India, Ltd.                             237,057   2,038,236       0.1%
    GAIL India, Ltd. GDR                          28,791   1,519,824       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.      8,564     772,350       0.0%
    Glenmark Pharmaceuticals, Ltd.                83,982     984,415       0.0%
    GMR Infrastructure, Ltd.                     454,854     160,861       0.0%
    Godrej Consumer Products, Ltd.               117,644   1,842,550       0.1%
    Godrej Industries, Ltd.                       84,496     413,992       0.0%
    Grasim Industries, Ltd.                        6,300     359,543       0.0%
    Havells India, Ltd.                          236,925   1,100,437       0.0%
    HCL Technologies, Ltd.                       260,051   6,840,843       0.2%
    HDFC Bank, Ltd.                            1,530,953  22,816,462       0.6%
    Hero MotoCorp, Ltd.                           79,048   3,945,984       0.1%
    Hindalco Industries, Ltd.                  1,568,921   4,170,191       0.1%
    Hindustan Petroleum Corp., Ltd.              112,669     960,059       0.0%
    Hindustan Unilever, Ltd.                     168,082   2,015,343       0.1%
    ICICI Bank, Ltd.                             219,984   5,837,019       0.2%
    ICICI Bank, Ltd. Sponsored ADR               208,679  11,761,148       0.3%
    IDBI Bank, Ltd.                              232,762     267,491       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
INDIA -- (Continued)
    Idea Cellular, Ltd.                           1,354,238 $ 3,588,098       0.1%
    IDFC, Ltd.                                      601,656   1,530,812       0.0%
    Indian Oil Corp., Ltd.                          215,415   1,262,172       0.0%
    IndusInd Bank, Ltd.                             233,807   2,738,554       0.1%
    Infosys, Ltd.                                   246,907  16,378,721       0.4%
#   Infosys, Ltd. Sponsored ADR                     211,972  14,172,448       0.3%
    ING Vysya Bank, Ltd.                             25,010     262,567       0.0%
    Ipca Laboratories, Ltd.                          18,943     226,755       0.0%
    ITC, Ltd.                                     2,345,449  13,543,182       0.3%
*   Jaiprakash Associates, Ltd.                   1,393,318     706,760       0.0%
    Jindal Steel & Power, Ltd.                      437,143   1,146,544       0.0%
    JSW Energy, Ltd.                                493,373     641,502       0.0%
    JSW Steel, Ltd.                                 193,723   3,963,675       0.1%
    Kotak Mahindra Bank, Ltd.                       319,023   5,826,801       0.2%
    Larsen & Toubro, Ltd.                           289,033   7,779,970       0.2%
    Larsen & Toubro, Ltd. GDR                         3,222      88,160       0.0%
    LIC Housing Finance, Ltd.                        53,635     315,824       0.0%
    Lupin, Ltd.                                     134,973   2,999,124       0.1%
    Mahindra & Mahindra, Ltd.                       513,195  10,843,822       0.3%
*   Mangalore Refinery & Petrochemicals, Ltd.       267,907     256,059       0.0%
*   Marico Kaya Enterprises, Ltd.                     2,327      22,535       0.0%
    Marico, Ltd.                                    135,185     685,494       0.0%
    Maruti Suzuki India, Ltd.                        82,439   4,474,258       0.1%
    Motherson Sumi Systems, Ltd.                    300,891   2,063,263       0.1%
    Mphasis, Ltd.                                    68,214     444,450       0.0%
    National Aluminium Co., Ltd.                    256,606     238,686       0.0%
    Nestle India, Ltd.                               16,603   1,698,607       0.1%
    NHPC, Ltd.                                    1,928,209     645,815       0.0%
    NTPC, Ltd.                                    1,220,718   2,983,326       0.1%
    Oil & Natural Gas Corp., Ltd.                   699,873   4,580,369       0.1%
    Oil India, Ltd.                                 151,215   1,556,816       0.0%
    Oracle Financial Services Software, Ltd.         19,531   1,073,861       0.0%
    Petronet LNG, Ltd.                              234,560     758,929       0.0%
    Pidilite Industries, Ltd.                       144,452     971,875       0.0%
    Piramal Enterprises, Ltd.                        59,322     778,445       0.0%
    Power Grid Corp. of India, Ltd.                 896,116   2,122,003       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.      8,044     703,938       0.0%
*   Ranbaxy Laboratories, Ltd.                      137,683   1,418,653       0.0%
*   Reliance Communications, Ltd.                   700,196   1,204,596       0.0%
    Reliance Industries, Ltd.                     1,386,691  22,471,396       0.5%
    Reliance Infrastructure, Ltd.                   147,484   1,524,005       0.0%
*   Reliance Power, Ltd.                            807,301   1,003,463       0.0%
    Rural Electrification Corp., Ltd.                47,495     233,052       0.0%
    Sesa Sterlite, Ltd.                           1,622,881   6,762,383       0.2%
    Shree Cement, Ltd.                               10,489   1,551,463       0.0%
    Shriram Transport Finance Co., Ltd.              76,457   1,180,993       0.0%
    Siemens, Ltd.                                   100,767   1,425,442       0.0%
    State Bank of India                             150,711   6,625,421       0.2%
    Sun Pharmaceutical Industries, Ltd.             776,665  10,658,232       0.3%
    Sun TV Network, Ltd.                            120,543     641,822       0.0%
    Tata Consultancy Services, Ltd.                 504,640  21,528,073       0.5%
    Tata Motors, Ltd.                               679,237   5,931,956       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
INDIA -- (Continued)
#   Tata Motors, Ltd. Sponsored ADR              80,428 $  3,788,159       0.1%
    Tata Power Co., Ltd.                      1,326,540    2,039,140       0.1%
    Tata Steel, Ltd.                            557,363    4,440,805       0.1%
    Tech Mahindra, Ltd.                         140,767    5,777,861       0.1%
    Titan Co., Ltd.                             207,778    1,326,181       0.0%
    Torrent Pharmaceuticals, Ltd.                11,752      168,627       0.0%
    Ultratech Cement, Ltd.                       52,355    2,171,717       0.1%
    Union Bank of India                         151,552      554,087       0.0%
    United Breweries, Ltd.                       66,842      759,825       0.0%
    UPL, Ltd.                                   111,496      628,922       0.0%
    Wipro, Ltd.                                 654,733    6,040,848       0.2%
    Yes Bank, Ltd.                              384,074    4,270,047       0.1%
    Zee Entertainment Enterprises, Ltd.         374,353    2,096,713       0.1%
                                                        ------------       ---
TOTAL INDIA                                              382,532,051       9.1%
                                                        ------------       ---
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT             6,120,900      410,821       0.0%
    Adaro Energy Tbk PT                      23,480,100    2,208,015       0.1%
    AKR Corporindo Tbk PT                     2,003,700      816,342       0.0%
    Astra Agro Lestari Tbk PT                   865,100    1,682,587       0.1%
    Astra International Tbk PT               22,454,810   12,590,659       0.3%
    Bank Central Asia Tbk PT                 12,941,000   13,970,328       0.3%
    Bank Danamon Indonesia Tbk PT             4,289,179    1,495,844       0.0%
    Bank Mandiri Persero Tbk PT              10,449,217    8,974,350       0.2%
    Bank Negara Indonesia Persero Tbk PT      8,271,722    4,076,841       0.1%
*   Bank Pan Indonesia Tbk PT                 7,175,000      593,689       0.0%
    Bank Rakyat Indonesia Persero Tbk PT     12,911,600   11,832,138       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT     768,500      269,078       0.0%
*   Bayan Resources Tbk PT                       79,500       45,548       0.0%
    Bumi Serpong Damai PT                     9,795,700    1,301,768       0.0%
    Charoen Pokphand Indonesia Tbk PT         9,152,400    3,182,966       0.1%
    Ciputra Development Tbk PT               14,737,800    1,397,592       0.0%
    Global Mediacom Tbk PT                   13,084,700    2,123,653       0.1%
    Gudang Garam Tbk PT                         499,600    2,390,816       0.1%
    Holcim Indonesia Tbk PT                   2,158,900      419,748       0.0%
    Indo Tambangraya Megah Tbk PT               753,100    1,321,403       0.0%
    Indocement Tunggal Prakarsa Tbk PT        1,700,800    3,370,960       0.1%
    Indofood CBP Sukses Makmur Tbk PT           863,900      790,028       0.0%
    Indofood Sukses Makmur Tbk PT             6,886,600    3,889,804       0.1%
    Indomobil Sukses Internasional Tbk PT        22,000        7,014       0.0%
*   Indosat Tbk PT                            1,720,800      521,999       0.0%
    Japfa Comfeed Indonesia Tbk PT            2,644,500      274,879       0.0%
    Jasa Marga Persero Tbk PT                 2,146,600    1,128,585       0.0%
    Kalbe Farma Tbk PT                       26,275,300    3,709,878       0.1%
    Lippo Karawaci Tbk PT                    32,705,300    2,896,797       0.1%
    Matahari Putra Prima Tbk PT               1,815,200      472,626       0.0%
    Mayora Indah Tbk PT                         862,133    2,017,091       0.1%
    Media Nusantara Citra Tbk PT              6,037,700    1,399,719       0.0%
    MNC Investama Tbk PT                     13,972,500      387,349       0.0%
    MNC Sky Vision Tbk PT                       173,100       27,245       0.0%
    Pakuwon Jati Tbk PT                      32,446,500    1,208,297       0.0%
*   Panasia Indo Resources Tbk PT                75,100        2,479       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
    Perusahaan Gas Negara Persero Tbk PT                   10,431,100 $  5,138,251       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   4,579,900      737,332       0.0%
    Semen Indonesia Persero Tbk PT                          3,380,500    4,440,465       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT            1,116,500      713,021       0.0%
    Sumber Alfaria Trijaya Tbk PT                              40,000        1,739       0.0%
    Summarecon Agung Tbk PT                                 6,626,300      690,756       0.0%
    Surya Citra Media Tbk PT                                5,505,400    1,541,067       0.1%
    Tambang Batubara Bukit Asam Persero Tbk PT              1,651,700    1,772,034       0.1%
    Telekomunikasi Indonesia Persero Tbk PT                39,175,700    8,922,161       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      18,151      823,148       0.0%
    Tempo Scan Pacific Tbk PT                                  72,500       17,111       0.0%
    Tower Bersama Infrastructure Tbk PT                     2,231,200    1,643,490       0.1%
*   Trada Maritime Tbk PT                                   4,280,400      490,112       0.0%
    Unilever Indonesia Tbk PT                               1,776,600    4,473,064       0.1%
    United Tractors Tbk PT                                  2,413,496    3,666,080       0.1%
    Vale Indonesia Tbk PT                                   3,069,200      961,845       0.0%
    Wijaya Karya Persero Tbk PT                             4,286,500    1,014,952       0.0%
    XL Axiata Tbk PT                                        4,348,500    1,988,569       0.1%
                                                                      ------------       ---
TOTAL INDONESIA                                                        132,244,133       3.2%
                                                                      ------------       ---
MALAYSIA -- (4.3%)
    Aeon Co. M Bhd                                            705,900      804,607       0.0%
#   Affin Holdings Bhd                                        932,200      916,039       0.0%
#   AirAsia Bhd                                             2,979,300    2,264,685       0.1%
    Alliance Financial Group Bhd                            1,664,700    2,426,254       0.1%
#   AMMB Holdings Bhd                                       3,331,559    6,868,960       0.2%
    Astro Malaysia Holdings Bhd                             1,915,000    1,921,944       0.1%
    Axiata Group Bhd                                        2,921,375    6,262,537       0.2%
    Batu Kawan Bhd                                             92,000      515,871       0.0%
    Berjaya Land Bhd                                           95,000       24,271       0.0%
    Berjaya Sports Toto Bhd                                   872,176      957,319       0.0%
#   BIMB Holdings Bhd                                         858,600    1,115,802       0.0%
    Boustead Holdings Bhd                                     476,786      732,176       0.0%
    British American Tobacco Malaysia Bhd                     156,100    3,300,548       0.1%
#*  Bumi Armada Bhd                                         2,210,200    1,055,459       0.0%
#   Bursa Malaysia Bhd                                        347,600      855,450       0.0%
#   Cahya Mata Sarawak Bhd                                    589,200      776,482       0.0%
#   CIMB Group Holdings Bhd                                 5,461,457   10,784,417       0.3%
    Dialog Group Bhd                                        3,268,618    1,612,316       0.0%
    DiGi.Com Bhd                                            3,732,620    7,026,416       0.2%
    DRB-Hicom Bhd                                           1,371,400      888,098       0.0%
#   Fraser & Neave Holdings Bhd                                90,500      439,798       0.0%
#   Gamuda Bhd                                              1,654,900    2,578,709       0.1%
#   Genting Bhd                                             1,962,900    5,819,339       0.1%
#   Genting Malaysia Bhd                                    3,070,400    4,015,328       0.1%
#   Genting Plantations Bhd                                   320,800    1,031,347       0.0%
#   Guinness Anchor Bhd                                       135,200      531,974       0.0%
#   HAP Seng Consolidated Bhd                                 859,900    1,150,820       0.0%
#   Hartalega Holdings Bhd                                    289,100      615,310       0.0%
#   Hong Leong Bank Bhd                                       676,360    3,006,973       0.1%
    Hong Leong Financial Group Bhd                            382,929    2,107,043       0.1%
    IJM Corp. Bhd                                           2,828,481    5,946,856       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                    ---------- ------------ ---------------
MALAYSIA -- (Continued)
    IJM Land Bhd                                                       614,200 $    641,954       0.0%
#   IOI Corp. Bhd                                                    3,256,605    4,841,612       0.1%
    IOI Properties Group Bhd                                         1,536,552    1,285,075       0.0%
    KPJ Healthcare Bhd                                                   9,850       11,710       0.0%
#   Kuala Lumpur Kepong Bhd                                            513,400    3,589,413       0.1%
*   Kulim Malaysia Bhd                                                 470,200      488,579       0.0%
    Lafarge Malaysia Bhd                                               603,380    1,922,011       0.1%
    Magnum Bhd                                                         218,300      198,440       0.0%
#   Malayan Banking Bhd                                              5,072,736   14,965,200       0.4%
#   Malaysia Airports Holdings Bhd                                     827,121    1,815,800       0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd                 414,500      285,928       0.0%
#*  Malaysian Airline System Bhd                                     4,055,900      314,690       0.0%
#   Maxis Bhd                                                        2,398,100    4,914,657       0.1%
    MISC Bhd                                                         1,288,598    2,688,398       0.1%
#   MMC Corp. Bhd                                                    1,481,800    1,189,646       0.0%
    Nestle Malaysia Bhd                                                188,300    3,921,438       0.1%
*   Parkson Holdings Bhd                                               484,815      371,619       0.0%
#   Petronas Chemicals Group Bhd                                     2,951,600    5,515,767       0.1%
#   Petronas Dagangan Bhd                                              288,900    1,794,109       0.0%
    Petronas Gas Bhd                                                   633,100    4,341,223       0.1%
#   PPB Group Bhd                                                      696,400    3,349,316       0.1%
    Public Bank Bhd                                                  2,028,314   11,435,000       0.3%
#   QL Resources Bhd                                                   323,000      337,944       0.0%
    RHB Capital Bhd                                                  1,028,051    2,749,994       0.1%
#   Sapurakencana Petroleum Bhd                                      4,962,200    5,144,111       0.1%
*   Shell Refining Co. Federation of Malaya Bhd                         76,400      133,376       0.0%
#   Sime Darby Bhd                                                   3,096,429    9,112,388       0.2%
#   SP Setia Bhd Group                                                 624,278      624,070       0.0%
    Sunway Bhd                                                         783,200      821,779       0.0%
#   Telekom Malaysia Bhd                                             1,054,761    2,309,386       0.1%
    Tenaga Nasional Bhd                                              2,613,850   10,619,445       0.3%
#   UEM Sunrise Bhd                                                  2,131,737    1,218,688       0.0%
    UMW Holdings Bhd                                                   992,566    3,528,585       0.1%
    United Plantations Bhd                                              61,000      474,862       0.0%
#   YTL Corp. Bhd                                                   12,469,186    6,294,208       0.2%
    YTL Power International Bhd                                      2,247,647    1,086,586       0.0%
                                                                               ------------       ---
TOTAL MALAYSIA                                                                  192,690,155       4.6%
                                                                               ------------       ---
MEXICO -- (5.4%)
    Alfa S.A.B. de C.V. Class A                                      4,080,319   13,026,114       0.3%
#   Alpek S.A.B. de C.V.                                                40,209       70,766       0.0%
#   America Movil S.A.B. de C.V. Series L                           37,750,669   46,171,244       1.1%
    America Movil S.A.B. de C.V. Series L ADR                           22,528      549,908       0.0%
#   Arca Continental S.A.B. de C.V.                                    470,179    3,027,162       0.1%
*   Cemex S.A.B. de C.V.                                             2,349,264    2,895,965       0.1%
#*  Cemex S.A.B. de C.V. Sponsored ADR                               1,449,200   17,825,160       0.4%
    Coca-Cola Femsa S.A.B. de C.V. Series L                            298,900    3,165,405       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                        13,716    1,451,153       0.0%
#   Controladora Comercial Mexicana S.A.B. de C.V.                     628,374    2,485,732       0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B       8,726        5,800       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                              181,160    2,124,212       0.1%
#   Fomento Economico Mexicano S.A.B. de C.V.                        1,793,669   17,279,694       0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
MEXICO -- (Continued)
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR               25,918 $  2,494,348       0.1%
*   Gruma S.A.B. de C.V. Class B                                         186,577    2,049,593       0.1%
*   Gruma S.A.B. de C.V. Sponsored ADR                                     3,338      146,805       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                    5,745      391,522       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B               73,377      501,140       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    34,897    4,699,928       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                                1,682,198    4,946,815       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                                 840,555    4,777,579       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                                320,456    1,111,319       0.0%
    Grupo Elektra S.A.B. de C.V.                                           7,227      274,778       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                            2,706,211   17,343,062       0.4%
    Grupo Financiero Inbursa S.A.B. de C.V.                            2,448,606    7,387,867       0.2%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B             772,701    2,059,962       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         152,244    2,024,845       0.0%
#   Grupo Mexico S.A.B. de C.V. Series B                               4,225,397   14,543,555       0.3%
*   Grupo Qumma S.A. de C.V. Series B                                      1,591           --       0.0%
    Grupo Televisa S.A.B. Series CPO                                   2,556,698   18,522,711       0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                  104,814    3,787,978       0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
      C.V.                                                             2,373,426    7,458,898       0.2%
    Industrias Penoles S.A.B. de C.V.                                    156,088    3,535,271       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                       168,664    1,029,049       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                    1,823,400    4,243,598       0.1%
    Megacable Holdings S.A.B. de C.V.                                     26,891      123,130       0.0%
    Mexichem S.A.B. de C.V.                                            1,224,530    5,008,604       0.1%
#*  Minera Frisco S.A.B. de C.V.                                         783,633    1,384,978       0.0%
#*  OHL Mexico S.A.B. de C.V.                                            889,397    2,495,893       0.1%
#   Organizacion Soriana S.A.B. de C.V. Class B                        1,109,375    3,633,865       0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.              263,523    3,634,969       0.1%
*   Savia SA Class A                                                     120,000           --       0.0%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V                         5,248,185   12,171,229       0.3%
                                                                                 ------------       ---
TOTAL MEXICO                                                                      241,861,606       5.8%
                                                                                 ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                             6,659       59,931       0.0%
    Cia de Minas Buenaventura SAA ADR                                    139,674    1,285,001       0.0%
    Credicorp, Ltd.                                                       66,978   10,783,458       0.3%
    Grana y Montero SAA Sponsored ADR                                     36,337      498,543       0.0%
*   Rio Alto Mining, Ltd.                                                 41,656       89,144       0.0%
                                                                                 ------------       ---
TOTAL PERU                                                                         12,716,077       0.3%
                                                                                 ------------       ---
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                                      1,711,300    1,983,754       0.1%
    Aboitiz Power Corp.                                                1,495,200    1,366,253       0.0%
    Alliance Global Group, Inc.                                        5,127,600    2,889,852       0.1%
    Ayala Corp.                                                          167,047    2,567,479       0.1%
    Ayala Land, Inc.                                                   5,722,818    4,276,220       0.1%
    Bank of the Philippine Islands                                       931,913    1,974,718       0.0%
    BDO Unibank, Inc.                                                  1,765,371    3,853,410       0.1%
    DMCI Holdings, Inc.                                                6,647,200    2,401,402       0.1%
    Energy Development Corp.                                          15,223,400    2,611,569       0.1%
*   Fwbc Holdings, Inc.                                                2,006,957           --       0.0%
    Globe Telecom, Inc.                                                   39,320    1,476,362       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    International Container Terminal Services, Inc.          962,320 $ 2,486,532       0.1%
    JG Summit Holdings, Inc.                                 939,830   1,335,571       0.0%
    Jollibee Foods Corp.                                     517,840   2,261,465       0.1%
    LT Group, Inc.                                         1,869,700     593,077       0.0%
    Manila Electric Co.                                      197,030   1,150,226       0.0%
    Megaworld Corp.                                       20,707,000   2,288,342       0.1%
    Metro Pacific Investments Corp.                       15,430,300   1,746,201       0.0%
    Metropolitan Bank & Trust Co.                          1,022,059   1,879,064       0.0%
    Philippine Long Distance Telephone Co.                    51,225   3,581,817       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR      11,067     776,129       0.0%
*   Philippine National Bank                                 442,328     832,946       0.0%
    Puregold Price Club, Inc.                                165,200     127,430       0.0%
    Robinsons Land Corp.                                   2,244,600   1,227,872       0.0%
    San Miguel Corp.                                         627,520   1,014,660       0.0%
    Semirara Mining and Power Corp.                          356,700     962,057       0.0%
    SM Investments Corp.                                     218,942   3,822,852       0.1%
    SM Prime Holdings, Inc.                                6,854,410   2,669,838       0.1%
*   Top Frontier Investment Holdings, Inc.                    42,789     104,733       0.0%
    Universal Robina Corp.                                   879,930   3,644,855       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     57,906,686       1.4%
                                                                     -----------       ---
POLAND -- (1.7%)
#*  Alior Bank SA                                             31,483     699,818       0.0%
    Asseco Poland SA                                           8,070     119,796       0.0%
    Bank Handlowy w Warszawie SA                              46,824   1,583,190       0.0%
    Bank Millennium SA                                       679,790   1,685,882       0.1%
    Bank Pekao SA                                            108,758   5,692,217       0.1%
    Bank Zachodni WBK SA                                      28,838   3,269,785       0.1%
    CCC SA                                                     9,329     357,792       0.0%
    Cyfrowy Polsat SA                                        141,949   1,086,732       0.0%
    Enea SA                                                  151,114     718,482       0.0%
    Eurocash SA                                               86,391     849,362       0.0%
*   Getin Noble Bank SA                                    1,281,667     990,373       0.0%
    Grupa Azoty SA                                            31,599     588,309       0.0%
*   Grupa Lotos SA                                            19,391     149,800       0.0%
    Grupa Zywiec SA                                            8,938   1,040,377       0.0%
    ING Bank Slaski SA                                        34,793   1,439,296       0.0%
#*  Jastrzebska Spolka Weglowa SA                             38,639     332,048       0.0%
    KGHM Polska Miedz SA                                     214,136   8,258,871       0.2%
    LPP SA                                                       651   1,943,458       0.1%
#   mBank                                                     17,078   2,528,105       0.1%
    Orange Polska SA                                         835,079   2,502,255       0.1%
    PGE SA                                                 1,137,995   7,466,441       0.2%
    Polski Koncern Naftowy Orlen SA                          453,185   5,645,869       0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA             1,617,383   2,416,608       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA              967,168  10,758,180       0.3%
    Powszechny Zaklad Ubezpieczen SA                          62,366   9,357,394       0.2%
    Synthos SA                                               621,035     771,767       0.0%
    Tauron Polska Energia SA                               1,838,551   2,871,500       0.1%
*   TVN SA                                                    82,499     370,003       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          75,493,710       1.8%
                                                                     -----------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
RUSSIA -- (2.4%)
    Eurasia Drilling Co., Ltd. GDR               119,227 $  3,006,413       0.1%
    Gazprom OAO Sponsored ADR                  5,965,736   39,527,845       1.0%
    Globaltrans Investment P.L.C. GDR             58,829      437,507       0.0%
    Lukoil OAO Sponsored ADR                     266,454   13,061,396       0.3%
*   Magnitogorsk Iron & Steel Works OJSC GDR     148,750      423,042       0.0%
*   Mail.ru Group, Ltd. GDR                       23,478      570,112       0.0%
*   Mechel Sponsored ADR                         148,869      133,982       0.0%
    MegaFon OAO GDR                               27,790      651,102       0.0%
    MMC Norilsk Nickel OJSC ADR                  295,317    5,510,369       0.1%
    Novolipetsk Steel OJSC GDR                    92,776    1,190,518       0.0%
    Novorossiysk Commercial Sea Port PJSC GDR     11,508       31,127       0.0%
    O'Key Group SA GDR                            30,438      183,388       0.0%
    Phosagro OAO GDR                              51,527      554,005       0.0%
    Rosneft OAO GDR                              732,210    4,075,195       0.1%
    Rostelecom OJSC Sponsored ADR                 59,257      887,758       0.0%
    RusHydro JSC ADR                           1,421,369    2,376,556       0.1%
    Sberbank of Russia Sponsored ADR           1,429,666   10,886,821       0.3%
    Severstal OAO GDR                            213,156    2,257,797       0.1%
    Tatneft OAO Sponsored ADR                    266,980    9,542,633       0.2%
    TMK OAO GDR                                   29,680      233,916       0.0%
    Uralkali OJSC GDR                            240,379    4,300,818       0.1%
    VimpelCom, Ltd. Sponsored ADR                366,796    2,376,838       0.1%
    VTB Bank OJSC GDR                          2,093,133    3,964,741       0.1%
*   X5 Retail Group NV GDR                        99,077    1,815,934       0.0%
                                                         ------------       ---
TOTAL RUSSIA                                              107,999,813       2.6%
                                                         ------------       ---
SOUTH AFRICA -- (7.4%)
    African Bank Investments, Ltd.               709,671       19,946       0.0%
    African Rainbow Minerals, Ltd.               180,656    2,228,585       0.1%
*   Anglo American Platinum, Ltd.                 80,583    2,546,229       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR        745,374    6,164,243       0.2%
    Aspen Pharmacare Holdings, Ltd.              350,313   12,515,338       0.3%
    Assore, Ltd.                                  42,544      790,194       0.0%
    AVI, Ltd.                                    247,747    1,615,627       0.0%
    Barclays Africa Group, Ltd.                  395,609    6,252,303       0.2%
    Barloworld, Ltd.                             324,434    2,818,523       0.1%
    Bidvest Group, Ltd. (The)                    472,687   13,009,137       0.3%
#   Capitec Bank Holdings, Ltd.                   63,198    1,668,527       0.0%
    Coronation Fund Managers, Ltd.               258,136    2,235,045       0.1%
    Discovery, Ltd.                              542,016    4,935,230       0.1%
    Distell Group, Ltd.                           32,823      397,043       0.0%
#   Exxaro Resources, Ltd.                       186,477    1,947,665       0.0%
    FirstRand, Ltd.                            3,475,911   14,888,452       0.4%
#   Foschini Group, Ltd. (The)                   261,243    2,953,226       0.1%
    Gold Fields, Ltd. Sponsored ADR            1,216,761    3,881,468       0.1%
*   Impala Platinum Holdings, Ltd.               756,929    5,520,780       0.1%
    Imperial Holdings, Ltd.                      240,258    4,141,683       0.1%
    Investec, Ltd.                               377,135    3,441,214       0.1%
#   Kumba Iron Ore, Ltd.                          89,688    2,250,641       0.1%
    Liberty Holdings, Ltd.                       207,981    2,406,766       0.1%
    Life Healthcare Group Holdings, Ltd.       1,081,237    4,088,805       0.1%
#   Massmart Holdings, Ltd.                      103,729    1,121,340       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Mediclinic International, Ltd.                        434,871 $  3,887,697       0.1%
    MMI Holdings, Ltd.                                  1,850,766    4,730,873       0.1%
    Mondi, Ltd.                                           243,323    4,074,736       0.1%
    Mr Price Group, Ltd.                                  278,233    5,760,627       0.1%
    MTN Group, Ltd.                                     1,869,995   41,407,390       1.0%
    Nampak, Ltd.                                          917,727    3,742,467       0.1%
    Naspers, Ltd. Class N                                 330,032   41,164,606       1.0%
    Nedbank Group, Ltd.                                   341,928    7,456,584       0.2%
    Netcare, Ltd.                                       1,842,541    5,574,396       0.1%
#   Pick n Pay Stores, Ltd.                               279,886    1,353,664       0.0%
    PSG Group, Ltd.                                        61,341      639,942       0.0%
    Sanlam, Ltd.                                        2,156,341   13,626,005       0.3%
    Santam, Ltd.                                           29,914      554,440       0.0%
    Sasol, Ltd.                                            35,602    1,777,793       0.0%
    Sasol, Ltd. Sponsored ADR                             609,116   30,571,532       0.7%
    Shoprite Holdings, Ltd.                               532,853    7,726,188       0.2%
    Spar Group, Ltd. (The)                                 81,756      956,551       0.0%
    Standard Bank Group, Ltd.                           1,470,731   18,520,581       0.4%
#   Steinhoff International Holdings, Ltd.              2,434,530   12,455,080       0.3%
*   Telkom SA SOC, Ltd.                                    66,186      351,720       0.0%
    Tiger Brands, Ltd.                                    170,081    5,119,242       0.1%
    Truworths International, Ltd.                         572,487    3,923,435       0.1%
    Tsogo Sun Holdings, Ltd.                              311,671      782,388       0.0%
#   Vodacom Group, Ltd.                                   418,672    5,083,218       0.1%
    Woolworths Holdings, Ltd.                             961,853    6,847,921       0.2%
                                                                  ------------       ---
TOTAL SOUTH AFRICA                                                 331,927,086       7.9%
                                                                  ------------       ---
SOUTH KOREA -- (13.5%)
    Amorepacific Corp.                                      2,883    6,190,486       0.2%
    AMOREPACIFIC Group                                      3,010    3,330,287       0.1%
    BS Financial Group, Inc.                              294,076    4,576,015       0.1%
#*  Celltrion, Inc.                                        56,704    2,231,265       0.1%
#*  Cheil Worldwide, Inc.                                  87,060    1,355,691       0.0%
#   CJ CheilJedang Corp.                                   10,545    3,850,262       0.1%
#   CJ Corp.                                               25,808    4,192,592       0.1%
#*  CJ Korea Express Co., Ltd.                              5,587    1,009,095       0.0%
    CJ O Shopping Co., Ltd.                                   821      201,645       0.0%
    Coway Co., Ltd.                                        56,187    4,295,309       0.1%
#   Daelim Industrial Co., Ltd.                            38,533    2,552,428       0.1%
#*  Daewoo Engineering & Construction Co., Ltd.           133,508      818,614       0.0%
#   Daewoo International Corp.                             35,239    1,115,879       0.0%
*   Daewoo Securities Co., Ltd.                           227,394    2,386,616       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    150,399    2,571,438       0.1%
    Dongbu Insurance Co., Ltd.                             67,707    3,785,218       0.1%
#   Doosan Corp.                                           17,487    1,816,576       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.      101,375    2,227,489       0.1%
#*  Doosan Infracore Co., Ltd.                            243,016    2,459,431       0.1%
#   E-Mart Co., Ltd.                                       25,989    4,822,231       0.1%
#   Grand Korea Leisure Co., Ltd.                          28,282    1,012,759       0.0%
#*  GS Engineering & Construction Corp.                    66,674    1,756,916       0.0%
#   GS Holdings Corp.                                      70,767    2,737,456       0.1%
    Halla Holdings Corp.                                    8,573      566,879       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Halla Visteon Climate Control Corp.            29,397 $ 1,310,069       0.0%
    Hana Financial Group, Inc.                    408,553  14,148,126       0.3%
    Hankook Tire Co., Ltd.                         78,627   4,051,160       0.1%
#   Hanssem Co., Ltd.                               7,850     935,691       0.0%
#   Hanwha Chemical Corp.                         144,145   1,642,466       0.0%
    Hanwha Corp.                                   49,201   1,260,647       0.0%
    Hanwha Life Insurance Co., Ltd.               283,608   2,179,411       0.1%
#   Hite Jinro Co., Ltd.                           22,640     560,438       0.0%
#   Hotel Shilla Co., Ltd.                         29,607   2,787,331       0.1%
    Hyosung Corp.                                  44,694   2,653,707       0.1%
    Hyundai Department Store Co., Ltd.             21,149   2,681,086       0.1%
    Hyundai Development Co.                        30,277   1,141,842       0.0%
    Hyundai Engineering & Construction Co., Ltd.   77,500   3,517,091       0.1%
#   Hyundai Glovis Co., Ltd.                       12,294   3,057,911       0.1%
#   Hyundai Heavy Industries Co., Ltd.             59,257   5,505,751       0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.      98,312   2,596,439       0.1%
    Hyundai Mobis Co., Ltd.                        67,404  15,770,151       0.4%
    Hyundai Motor Co.                             153,078  24,290,657       0.6%
#   Hyundai Steel Co.                              96,235   6,133,435       0.2%
    Hyundai Wia Corp.                              14,396   2,481,334       0.1%
    Industrial Bank of Korea                      428,049   6,259,494       0.2%
    Kangwon Land, Inc.                            108,215   3,538,669       0.1%
    KB Financial Group, Inc.                      311,972  12,229,225       0.3%
    KB Financial Group, Inc. ADR                   97,918   3,789,427       0.1%
    KCC Corp.                                       5,772   3,195,574       0.1%
#   KEPCO Engineering & Construction Co., Inc.      8,507     516,652       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.    13,109   1,074,211       0.0%
    Kia Motors Corp.                              270,079  13,118,396       0.3%
#   Korea Aerospace Industries, Ltd.               34,130   1,317,937       0.0%
    Korea Electric Power Corp.                    200,434   8,798,206       0.2%
    Korea Electric Power Corp. Sponsored ADR       18,399     402,202       0.0%
*   Korea Gas Corp.                                36,454   1,709,013       0.0%
    Korea Investment Holdings Co., Ltd.            37,812   1,912,036       0.0%
    Korea Zinc Co., Ltd.                            7,978   3,004,456       0.1%
*   Korean Air Lines Co., Ltd.                      9,321     330,875       0.0%
    KT Corp.                                       68,477   2,109,746       0.1%
    KT Corp. Sponsored ADR                         36,655     561,921       0.0%
    KT&G Corp.                                    104,996   9,296,632       0.2%
#   Kumho Petrochemical Co., Ltd.                  15,006   1,085,202       0.0%
#*  Kwangju Bank                                   26,713     269,805       0.0%
*   Kyongnam Bank                                  40,823     476,292       0.0%
    LG Chem, Ltd.                                  46,860   8,782,265       0.2%
    LG Corp.                                      114,126   6,790,505       0.2%
*   LG Display Co., Ltd.                          203,730   5,997,611       0.1%
#*  LG Display Co., Ltd. ADR                      508,564   7,638,631       0.2%
#   LG Electronics, Inc.                          186,252  11,374,718       0.3%
#   LG Household & Health Care, Ltd.               10,184   5,930,595       0.1%
#*  LG Innotek Co., Ltd.                           14,800   1,166,952       0.0%
    LG Uplus Corp.                                392,512   4,036,580       0.1%
#   Lotte Chemical Corp.                           26,759   3,629,225       0.1%
    Lotte Chilsung Beverage Co., Ltd.                 168     265,925       0.0%
    Lotte Confectionery Co., Ltd.                     362     650,993       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd.                         15,161 $  4,202,863       0.1%
    LS Corp.                                         21,498    1,203,748       0.0%
#   Macquarie Korea Infrastructure Fund             332,038    2,217,583       0.1%
#*  Mando Corp.                                       9,354    1,763,641       0.0%
    Naver Corp.                                      28,421   20,111,321       0.5%
#   NCSoft Corp.                                     14,464    1,992,619       0.1%
#*  OCI Co., Ltd.                                    21,118    1,822,848       0.0%
#   Orion Corp.                                       3,321    2,559,717       0.1%
#   Paradise Co., Ltd.                               25,759      792,851       0.0%
    POSCO                                            47,828   13,814,499       0.3%
    POSCO ADR                                        67,985    4,865,007       0.1%
    S-1 Corp.                                        15,382    1,071,127       0.0%
#   S-Oil Corp.                                      49,672    1,887,007       0.0%
    Samsung C&T Corp.                               143,779    9,726,209       0.2%
    Samsung Card Co., Ltd.                           23,720    1,019,980       0.0%
#   Samsung Electro-Mechanics Co., Ltd.              99,467    4,536,303       0.1%
    Samsung Electronics Co., Ltd.                    82,858   96,624,233       2.3%
    Samsung Electronics Co., Ltd. GDR                49,372   28,491,043       0.7%
*   Samsung Engineering Co., Ltd.                    20,417    1,177,590       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.        40,490   10,902,348       0.3%
    Samsung Heavy Industries Co., Ltd.              173,721    4,233,949       0.1%
    Samsung Life Insurance Co., Ltd.                 59,292    6,467,361       0.2%
#   Samsung SDI Co., Ltd.                            62,545    7,375,361       0.2%
    Samsung Securities Co., Ltd.                     70,938    3,178,131       0.1%
    Samsung Techwin Co., Ltd.                        34,401    1,056,556       0.0%
#   Seoul Semiconductor Co., Ltd.                    18,042      309,427       0.0%
    Shinhan Financial Group Co., Ltd.               356,215   16,765,534       0.4%
    Shinhan Financial Group Co., Ltd. ADR            86,082    4,051,880       0.1%
    Shinsegae Co., Ltd.                               8,494    1,575,691       0.0%
#   SK C&C Co., Ltd.                                 19,871    4,509,340       0.1%
    SK Holdings Co., Ltd.                            64,837   10,163,125       0.2%
*   SK Hynix, Inc.                                  591,090   26,359,238       0.6%
#   SK Innovation Co., Ltd.                          82,690    6,764,049       0.2%
*   SK Networks Co., Ltd.                            85,448      876,622       0.0%
    SK Telecom Co., Ltd.                              8,358    2,094,506       0.1%
*   Woori Finance Holdings Co., Ltd.                416,192    4,727,941       0.1%
*   Woori Finance Holdings Co., Ltd. ADR              1,026       34,966       0.0%
    Woori Investment & Securities Co., Ltd.         176,033    1,929,451       0.1%
    Young Poong Corp.                                   305      338,385       0.0%
    Youngone Corp.                                    8,605      514,864       0.0%
                                                            ------------      ----
TOTAL SOUTH KOREA                                            605,936,205      14.5%
                                                            ------------      ----
SPAIN -- (0.1%)
*   Banco Santander SA                              863,400    2,648,146       0.1%
                                                            ------------      ----
TAIWAN -- (13.7%)
#*  Acer, Inc.                                    3,709,040    2,548,813       0.1%
    Advanced Semiconductor Engineering, Inc.      6,951,929    8,386,488       0.2%
    Advanced Semiconductor Engineering, Inc. ADR     77,739      479,650       0.0%
#   Advantech Co., Ltd.                             321,254    2,235,117       0.1%
#   Airtac International Group                      117,000      855,456       0.0%
#   Asia Cement Corp.                             3,228,758    4,168,160       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                               ---------- ----------- ---------------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                        861,180 $ 8,792,804       0.2%
#   AU Optronics Corp.                         18,813,873   8,966,151       0.2%
    AU Optronics Corp. Sponsored ADR              326,626   1,564,539       0.0%
#   Catcher Technology Co., Ltd.                  866,429   7,314,170       0.2%
    Cathay Financial Holding Co., Ltd.          7,740,450  12,759,088       0.3%
#   Cathay Real Estate Development Co., Ltd.      839,000     437,585       0.0%
#   Chang Hwa Commercial Bank, Ltd.             6,813,963   4,296,146       0.1%
#   Cheng Shin Rubber Industry Co., Ltd.        2,072,965   4,841,581       0.1%
#   Cheng Uei Precision Industry Co., Ltd.        384,109     641,429       0.0%
    Chicony Electronics Co., Ltd.                 731,871   2,107,595       0.1%
*   China Airlines, Ltd.                        6,660,536   2,607,576       0.1%
    China Development Financial Holding Corp.  19,411,121   6,239,480       0.2%
    China Life Insurance Co., Ltd.              4,067,176   3,547,318       0.1%
    China Motor Corp.                             649,000     591,536       0.0%
*   China Petrochemical Development Corp.       1,336,613     423,005       0.0%
    China Steel Chemical Corp.                    165,000     898,727       0.0%
#   China Steel Corp.                          12,348,932  10,653,682       0.3%
#   Chipbond Technology Corp.                   1,106,000   2,039,336       0.1%
    Chunghwa Telecom Co., Ltd.                  1,193,000   3,639,880       0.1%
#   Chunghwa Telecom Co., Ltd. ADR                236,502   7,175,471       0.2%
#   Clevo Co.                                     557,075     989,161       0.0%
    Compal Electronics, Inc.                    7,595,541   5,613,990       0.1%
    CTBC Financial Holding Co., Ltd.           13,502,117   9,468,773       0.2%
    CTCI Corp.                                    712,000   1,164,022       0.0%
#   Delta Electronics, Inc.                     1,992,366  11,952,589       0.3%
    E.Sun Financial Holding Co., Ltd.           8,966,402   5,679,169       0.1%
#   Eclat Textile Co., Ltd.                       195,644   1,866,283       0.1%
#   Epistar Corp.                               1,230,000   2,224,214       0.1%
    Eternal Materials Co., Ltd.                   230,510     228,334       0.0%
*   Eva Airways Corp.                           3,438,600   2,014,677       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.         2,443,249   1,444,132       0.0%
    Far Eastern Department Stores, Ltd.         1,560,592   1,411,098       0.0%
#   Far Eastern New Century Corp.               4,242,221   4,460,877       0.1%
    Far EasTone Telecommunications Co., Ltd.    2,054,000   4,545,652       0.1%
#   Farglory Land Development Co., Ltd.           648,393     641,296       0.0%
    Feng TAY Enterprise Co., Ltd.                 324,120     837,605       0.0%
#   Firich Enterprises Co., Ltd.                   19,437      70,563       0.0%
    First Financial Holding Co., Ltd.          10,515,566   6,474,173       0.2%
#   Formosa Chemicals & Fibre Corp.             3,611,518   8,409,129       0.2%
    Formosa International Hotels Corp.             52,406     542,709       0.0%
#   Formosa Petrochemical Corp.                 1,175,000   2,758,101       0.1%
#   Formosa Plastics Corp.                      4,659,153  10,759,688       0.3%
    Formosa Taffeta Co., Ltd.                     848,000     857,409       0.0%
    Foxconn Technology Co., Ltd.                1,364,198   3,639,912       0.1%
    Fubon Financial Holding Co., Ltd.           7,900,233  13,374,482       0.3%
    Giant Manufacturing Co., Ltd.                 295,506   2,392,705       0.1%
#   Gigasolar Materials Corp.                      22,800     384,100       0.0%
#   Ginko International Co., Ltd.                  33,000     444,405       0.0%
#   Gourmet Master Co., Ltd.                       51,000     322,818       0.0%
#   HannStar Display Corp.                      5,668,660   1,427,961       0.0%
#   Highwealth Construction Corp.                 930,300   1,610,115       0.0%
#   Hiwin Technologies Corp.                      203,788   1,612,289       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                        ---------- ----------- ---------------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd.                13,621,302 $43,111,377       1.0%
    Hotai Motor Co., Ltd.                                  278,000   4,068,002       0.1%
#*  HTC Corp.                                            1,028,235   4,552,888       0.1%
    Hua Nan Financial Holdings Co., Ltd.                 8,587,812   5,088,554       0.1%
#   Innolux Corp.                                       20,889,241   9,546,291       0.2%
#*  Inotera Memories, Inc.                               3,117,000   4,817,248       0.1%
#   Inventec Corp.                                       3,305,551   2,300,053       0.1%
#   Kenda Rubber Industrial Co., Ltd.                      804,091   1,641,627       0.0%
#   King Slide Works Co., Ltd.                              54,000     709,019       0.0%
#   King's Town Bank Co., Ltd.                           1,038,000   1,135,246       0.0%
    Kinsus Interconnect Technology Corp.                   552,000   2,077,374       0.1%
#   Largan Precision Co., Ltd.                             105,860   7,436,591       0.2%
#   LCY Chemical Corp.                                     434,123     210,999       0.0%
    Lite-On Technology Corp.                             3,290,741   4,618,282       0.1%
    Lung Yen Life Service Corp.                            117,000     344,612       0.0%
*   Macronix International                                 181,218      40,721       0.0%
#   MediaTek, Inc.                                       1,280,995  18,296,396       0.4%
    Mega Financial Holding Co., Ltd.                    10,445,904   8,663,806       0.2%
    Merida Industry Co., Ltd.                              221,287   1,528,570       0.0%
#   Micro-Star International Co., Ltd.                     588,000     720,160       0.0%
    Nan Kang Rubber Tire Co., Ltd.                         534,780     586,821       0.0%
#   Nan Ya Plastics Corp.                                4,619,599   9,560,581       0.2%
#*  Nan Ya Printed Circuit Board Corp.                     288,000     399,810       0.0%
#   Novatek Microelectronics Corp.                         631,000   3,266,092       0.1%
    Oriental Union Chemical Corp.                           67,000      50,684       0.0%
#   Pegatron Corp.                                       4,139,345   7,543,930       0.2%
    Phison Electronics Corp.                               222,000   1,499,446       0.0%
#   Pou Chen Corp.                                       3,634,487   4,007,706       0.1%
#   Powertech Technology, Inc.                           1,906,819   3,205,840       0.1%
    President Chain Store Corp.                            696,831   5,220,107       0.1%
#   Quanta Computer, Inc.                                2,622,000   6,600,921       0.2%
#   Radiant Opto-Electronics Corp.                         730,170   2,551,439       0.1%
#   Realtek Semiconductor Corp.                            551,950   1,829,555       0.1%
#   Ruentex Development Co., Ltd.                        1,010,351   1,508,217       0.0%
#   Ruentex Industries, Ltd.                             1,000,182   2,138,168       0.1%
#*  Sanyang Industry Co., Ltd.                             776,000     685,948       0.0%
#   ScinoPharm Taiwan, Ltd.                                255,257     517,041       0.0%
#   Shin Kong Financial Holding Co., Ltd.               14,247,661   4,327,513       0.1%
#   Siliconware Precision Industries Co.                 3,473,324   4,954,747       0.1%
    Siliconware Precision Industries Co. Sponsored ADR      67,173     478,943       0.0%
    Simplo Technology Co., Ltd.                            443,000   2,155,222       0.1%
#   SinoPac Financial Holdings Co., Ltd.                13,582,553   5,897,205       0.2%
#   St Shine Optical Co., Ltd.                              52,000     913,533       0.0%
    Standard Foods Corp.                                   334,394     771,529       0.0%
#   Synnex Technology International Corp.                1,493,756   2,100,002       0.1%
#   Tainan Spinning Co., Ltd.                              317,240     176,028       0.0%
    Taishin Financial Holding Co., Ltd.                 19,542,197   9,322,280       0.2%
*   Taiwan Business Bank                                 5,805,145   1,746,373       0.1%
    Taiwan Cement Corp.                                  4,679,720   7,158,748       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.       8,492,789   4,542,445       0.1%
#   Taiwan FamilyMart Co., Ltd.                             41,000     262,673       0.0%
#   Taiwan Fertilizer Co., Ltd.                          1,141,000   2,024,261       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Taiwan Glass Industry Corp.                                  1,253,253 $    972,267       0.0%
    Taiwan Mobile Co., Ltd.                                      1,801,300    5,845,080       0.1%
#   Taiwan Secom Co., Ltd.                                         235,670      624,908       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                25,188,808  109,190,220       2.6%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR     223,463    4,920,655       0.1%
#   Teco Electric and Machinery Co., Ltd.                        2,671,000    2,971,954       0.1%
#   Ton Yi Industrial Corp.                                      1,254,000      745,590       0.0%
#   TPK Holding Co., Ltd.                                          402,000    2,373,139       0.1%
    Transcend Information, Inc.                                    231,181      781,103       0.0%
#   Tripod Technology Corp.                                        482,870      903,830       0.0%
#   TSRC Corp.                                                     682,965      768,441       0.0%
    U-Ming Marine Transport Corp.                                  551,860      865,355       0.0%
    Uni-President Enterprises Corp.                              5,735,725    9,862,508       0.2%
#   Unimicron Technology Corp.                                   2,268,896    1,746,496       0.1%
#   United Microelectronics Corp.                               21,808,000    9,682,730       0.2%
#   Vanguard International Semiconductor Corp.                   1,242,000    1,865,953       0.1%
#*  Walsin Lihwa Corp.                                           4,532,000    1,504,576       0.0%
    Wan Hai Lines, Ltd.                                          1,284,800      950,234       0.0%
#*  Winbond Electronics Corp.                                    4,050,000    1,299,416       0.0%
*   Wintek Corp.                                                 1,198,760       76,457       0.0%
    Wistron Corp.                                                4,175,420    4,386,761       0.1%
#   WPG Holdings, Ltd.                                           2,051,869    2,499,443       0.1%
#   Yageo Corp.                                                    692,278    1,075,988       0.0%
*   Yang Ming Marine Transport Corp.                             1,948,300      891,889       0.0%
    Yuanta Financial Holding Co., Ltd.                          12,643,966    6,369,091       0.2%
    Yulon Motor Co., Ltd.                                        1,237,000    1,824,979       0.1%
#   Yungtay Engineering Co., Ltd.                                  122,000      270,916       0.0%
#   Zhen Ding Technology Holding, Ltd.                             471,700    1,295,997       0.0%
                                                                           ------------      ----
TOTAL TAIWAN                                                                613,310,814      14.7%
                                                                           ------------      ----
THAILAND -- (2.6%)
    Advanced Info Service PCL                                    1,088,500    7,987,458       0.2%
    Airports of Thailand PCL                                       423,700    3,148,155       0.1%
    Bangchak Petroleum PCL (The)                                   361,000      371,308       0.0%
    Bangkok Bank PCL(6077019)                                      283,900    1,760,755       0.1%
    Bangkok Bank PCL(6368360)                                      424,900    2,583,058       0.1%
    Bangkok Dusit Medical Services PCL                           5,300,000    3,010,439       0.1%
    Bangkok Life Assurance PCL                                     674,800    1,196,491       0.0%
    Bangkokland PCL                                              2,999,000      184,157       0.0%
    Banpu PCL                                                    1,525,700    1,323,335       0.0%
    BEC World PCL                                                  810,000    1,199,954       0.0%
    Berli Jucker PCL                                               862,600    1,205,044       0.0%
    Big C Supercenter PCL(6763932)                                  24,600      175,984       0.0%
    Big C Supercenter PCL(6368434)                                 333,200    2,383,654       0.1%
    Bumrungrad Hospital PCL                                        293,400    1,198,103       0.0%
    Central Pattana PCL                                          1,308,100    1,937,852       0.1%
    Central Plaza Hotel PCL                                        709,700      822,572       0.0%
    CH Karnchang PCL                                               366,000      309,027       0.0%
    Charoen Pokphand Foods PCL                                   2,881,300    2,764,526       0.1%
    CP ALL PCL                                                   3,242,700    4,530,023       0.1%
    Delta Electronics Thailand PCL                                 480,400      951,360       0.0%
    Electricity Generating PCL                                     233,300    1,232,042       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Energy Absolute PCL                                             665,100 $    494,179       0.0%
    Glow Energy PCL                                                 445,700    1,368,437       0.0%
    Home Product Center PCL                                       4,325,531    1,235,107       0.0%
    Indorama Ventures PCL                                         1,887,300    1,384,908       0.0%
    Intouch Holdings PCL                                            732,700    1,664,716       0.1%
    IRPC PCL                                                     13,263,500    1,392,729       0.0%
    Jasmine International PCL                                     4,658,200    1,065,508       0.0%
    Kasikornbank PCL(6888794)                                     1,146,600    8,308,185       0.2%
    Kasikornbank PCL(6364766)                                        52,000      376,788       0.0%
    Krung Thai Bank PCL                                           4,345,687    3,108,827       0.1%
    Land & Houses PCL(6581941)                                    2,208,040      691,495       0.0%
    Land & Houses PCL(6581930)                                      790,000      247,406       0.0%
    Minor International PCL                                       1,542,100    1,645,317       0.1%
    Pruksa Real Estate PCL                                        1,448,900    1,490,272       0.0%
    PTT Exploration & Production PCL(B1359J0)                     1,463,555    6,583,077       0.2%
    PTT Exploration & Production PCL(B1359L2)                        65,409      294,210       0.0%
    PTT Global Chemical PCL                                       1,716,872    3,268,224       0.1%
    PTT PCL                                                       1,203,800   13,601,425       0.3%
    Ratchaburi Electricity Generating Holding PCL(6362771)           81,700      152,388       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)          542,400    1,011,692       0.0%
    Robinson Department Store PCL                                   428,200      673,787       0.0%
    Siam Cement PCL (The)(6609906)                                  166,400    2,309,266       0.1%
    Siam Cement PCL (The)(6609928)                                  126,100    1,742,247       0.1%
    Siam City Cement PCL                                            127,413    1,643,029       0.1%
    Siam Commercial Bank PCL (The)                                1,203,066    6,556,470       0.2%
    Siam Global House PCL                                         1,033,316      412,438       0.0%
    Supalai PCL                                                     305,300      241,372       0.0%
    Thai Oil PCL                                                  1,007,500    1,384,268       0.0%
    Thai Union Frozen Products PCL                                  575,860    1,317,211       0.0%
    Thaicom PCL                                                     386,700      466,011       0.0%
    Thanachart Capital PCL                                          282,200      303,255       0.0%
    TMB Bank PCL                                                 17,270,700    1,633,213       0.0%
    Total Access Communication PCL(B1YWK08)                         918,000    2,917,194       0.1%
    Total Access Communication PCL(B231MK7)                         214,100      680,361       0.0%
*   True Corp. PCL                                                8,064,893    2,921,883       0.1%
    TTW PCL                                                         775,300      288,030       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               115,150,222       2.8%
                                                                            ------------       ---
TURKEY -- (1.7%)
    Akbank TAS                                                    1,932,568    6,978,394       0.2%
    Akcansa Cimento A.S.                                             13,438       86,437       0.0%
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     191,672    2,239,797       0.1%
    Arcelik A.S.                                                    387,176    2,376,936       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                       105,631      479,792       0.0%
    BIM Birlesik Magazalar A.S.                                     236,317    5,398,488       0.1%
    Coca-Cola Icecek A.S.                                            80,111    1,824,841       0.1%
#   Enka Insaat ve Sanayi A.S.                                      429,411    1,039,096       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         2,250,277    4,690,122       0.1%
#*  Ford Otomotiv Sanayi A.S.                                        96,251    1,229,398       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A     163,549      209,600       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B      85,031      103,541       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D   1,229,168    1,370,995       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                            --------- -------------- ---------------
TURKEY -- (Continued)
#   KOC Holding A.S.                                          612,841 $    3,124,157       0.1%
#   Koza Altin Isletmeleri A.S.                                85,671        552,187       0.0%
*   Migros Ticaret A.S.                                        33,309        308,945       0.0%
#   Petkim Petrokimya Holding A.S.                            342,895        546,046       0.0%
    TAV Havalimanlari Holding A.S.                            197,035      1,652,938       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                        171,952      1,078,876       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                    89,166      1,933,925       0.1%
*   Turk Hava Yollari                                       1,104,888      3,621,426       0.1%
    Turk Telekomunikasyon A.S.                                563,410      1,618,403       0.0%
#   Turk Traktor ve Ziraat Makineleri A.S.                     15,465        487,732       0.0%
#*  Turkcell Iletisim Hizmetleri A.S.                         712,109      4,139,680       0.1%
#*  Turkcell Iletisim Hizmetleri A.S. ADR                      73,838      1,080,250       0.0%
    Turkiye Garanti Bankasi A.S.                            2,543,390      9,926,579       0.2%
    Turkiye Halk Bankasi A.S.                                 731,737      4,886,207       0.1%
    Turkiye Is Bankasi                                      1,910,546      4,777,135       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                        34,301         30,095       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                    1,277,056      1,941,828       0.1%
    Turkiye Vakiflar Bankasi Tao                            1,209,629      2,599,681       0.1%
    Ulker Biskuvi Sanayi A.S.                                 183,757      1,354,553       0.0%
    Yapi ve Kredi Bankasi A.S.                              1,011,449      2,215,026       0.1%
                                                                      --------------      ----
TOTAL TURKEY                                                              75,903,106       1.8%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    3,999,763,508      95.6%
                                                                      --------------      ----
PREFERRED STOCKS -- (3.7%)

BRAZIL -- (3.6%)
    AES Tiete SA                                              135,998      1,028,176       0.0%
    Banco Bradesco SA                                       2,233,995     33,650,617       0.8%
    Braskem SA Class A                                         73,800        540,005       0.0%
    Centrais Eletricas Brasileiras SA Class B                 206,100        779,671       0.0%
    Cia Brasileira de Distribuicao                            124,509      5,212,648       0.1%
    Cia de Gas de Sao Paulo COMGAS Class A                     22,527        444,407       0.0%
    Cia de Transmissao de Energia Eletrica Paulista            40,058        621,491       0.0%
    Cia Energetica de Minas Gerais                            972,324      5,582,245       0.1%
    Cia Energetica de Sao Paulo Class B                       261,210      2,575,606       0.1%
    Cia Paranaense de Energia                                  78,800      1,100,917       0.0%
    Empresa Nacional de Comercio Redito e Participacoes SA        380          4,133       0.0%
    Gerdau SA                                                 836,068      3,744,708       0.1%
    Itau Unibanco Holding SA                                2,825,064     41,923,253       1.0%
    Itau Unibanco Holding SA ADR                              128,657      1,898,972       0.1%
    Lojas Americanas SA                                       607,283      3,585,172       0.1%
    Oi SA                                                   3,838,915      2,017,729       0.1%
    Petroleo Brasileiro SA                                    935,300      5,752,895       0.1%
    Petroleo Brasileiro SA Sponsored ADR                    1,884,456     23,046,897       0.6%
    Suzano Papel e Celulose SA Class A                        419,600      1,773,062       0.1%
    Telefonica Brasil SA                                      278,174      5,685,931       0.1%
*   Usinas Siderurgicas de Minas Gerais SA Class A            609,817      1,402,186       0.0%
    Vale SA                                                 1,529,491     13,308,584       0.3%
#   Vale SA Sponsored ADR                                     483,572      4,236,091       0.1%
                                                                      --------------      ----
TOTAL BRAZIL                                                             159,915,396       3.8%
                                                                      --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------

CHILE -- (0.0%)
      Embotelladora Andina SA Class B                                  9,255 $       29,097        0.0%
                                                                             --------------      -----
COLOMBIA -- (0.1%)
      Banco Davivienda SA                                            128,737      1,920,888        0.1%
      Bancolombia SA                                                  30,330        426,315        0.0%
      Grupo Aval Acciones y Valores                                2,202,589      1,493,371        0.0%
      Grupo de Inversiones Suramericana SA                            88,842      1,791,089        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    5,631,663        0.1%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          165,576,156        3.9%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*     China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14     129,906         79,567        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*     Minor International PCL Warrants 12/31/15                       77,105             --        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                79,567        0.0%
                                                                             --------------      -----

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund                              27,038,515    312,835,617        7.5%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,254,198,535)                          $4,478,254,848      107.0%
                                                                             ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Common Stocks
   Brazil                      $112,939,346   $  164,072,125   --    $  277,011,471
   Chile                         29,542,788       34,529,683   --        64,072,471
   China                        137,498,699      498,037,912   --       635,536,611
   Colombia                      27,696,617               --   --        27,696,617
   Czech Republic                        --       10,267,693   --        10,267,693
   Egypt                                 --        5,504,432   --         5,504,432
   Greece                                --       21,268,474   --        21,268,474
   Hungary                               --       10,085,929   --        10,085,929
   India                         43,191,897      339,340,154   --       382,532,051
   Indonesia                        825,627      131,418,506   --       132,244,133
   Malaysia                              --      192,690,155   --       192,690,155
   Mexico                       241,861,606               --   --       241,861,606
   Peru                          12,716,077               --   --        12,716,077
   Philippines                      776,129       57,130,557   --        57,906,686
   Poland                                --       75,493,710   --        75,493,710
   Russia                         2,510,820      105,488,993   --       107,999,813
   South Africa                  40,617,243      291,309,843   --       331,927,086
   South Korea                   23,107,675      582,828,530   --       605,936,205
   Spain                          2,648,146               --   --         2,648,146
   Taiwan                        14,619,258      598,691,556   --       613,310,814
   Thailand                     115,150,222               --   --       115,150,222
   Turkey                         1,080,250       74,822,856   --        75,903,106
Preferred Stocks
   Brazil                        29,186,093      130,729,303   --       159,915,396
   Chile                                 --           29,097   --            29,097
   Colombia                       5,631,663               --   --         5,631,663
Rights/Warrants
   Hong Kong                             --           79,567   --            79,567
   Thailand                              --               --   --                --
Securities Lending Collateral            --      312,835,617   --       312,835,617
                               ------------   --------------   --    --------------
TOTAL                          $841,600,156   $3,636,654,692   --    $4,478,254,848
                               ============   ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (86.4%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                                       1 $         1       0.0%
                                                                               -----------       ---
BRAZIL -- (6.5%)
*   Abril Educacao SA                                                  769,344   3,555,022       0.1%
    AES Tiete SA                                                       216,800   1,308,053       0.0%
    Aliansce Shopping Centers SA                                       790,849   5,815,543       0.1%
    ALL--America Latina Logistica SA                                 2,092,128   5,713,705       0.1%
    Alpargatas SA                                                       76,003     262,905       0.0%
    Alupar Investimento SA                                             175,100   1,284,410       0.0%
    Arezzo Industria e Comercio SA                                     397,935   4,607,784       0.1%
*   B2W Cia Digital                                                  1,010,922  13,179,115       0.3%
    Banco Alfa de Investimento SA                                          500       1,170       0.0%
*   Banco Mercantil do Brasil SA                                         1,327       3,481       0.0%
    Bematech SA                                                        399,037   1,250,620       0.0%
*   BHG SA--Brazil Hospitality Group                                   185,702   1,341,457       0.0%
    Brasil Brokers Participacoes SA                                  1,250,811   1,600,089       0.0%
    Brasil Insurance Participacoes e Administracao SA                  572,226   1,721,748       0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas                48,100     134,401       0.0%
*   Brazil Pharma SA                                                   927,800   1,360,998       0.0%
*   Brookfield Incorporacoes SA                                      1,364,667     869,392       0.0%
    Cia de Locacao das Americas                                        232,300     351,383       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                           597,421   6,802,650       0.1%
    Cia Hering                                                       1,170,190  11,805,299       0.2%
#   Cia Paranaense de Energia Sponsored ADR                             10,259     144,652       0.0%
    Cia Providencia Industria e Comercio SA                             99,750     333,671       0.0%
    Contax Participacoes SA                                            214,335   1,235,206       0.0%
*   CR2 Empreendimentos Imobiliarios SA                                  9,400      10,009       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          1,928,800   9,584,339       0.2%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     46,800     296,469       0.0%
    Dimed SA Distribuidora da Medicamentos                                 300      24,118       0.0%
    Direcional Engenharia SA                                           810,509   3,334,522       0.1%
    Duratex SA                                                       1,971,100   7,085,597       0.2%
    EcoRodovias Infraestrutura e Logistica SA                          470,900   2,104,472       0.1%
    EDP--Energias do Brasil SA                                       2,710,808  10,583,122       0.2%
*   Eneva SA                                                           209,119      45,457       0.0%
    Equatorial Energia SA                                            1,644,794  16,780,731       0.3%
    Estacio Participacoes SA                                         1,461,804  16,922,055       0.4%
    Eternit SA                                                       1,254,378   1,752,556       0.0%
    Even Construtora e Incorporadora SA                              2,116,367   4,583,998       0.1%
    Ez Tec Empreendimentos e Participacoes SA                          519,358   4,443,676       0.1%
*   Fertilizantes Heringer SA                                          176,800     446,566       0.0%
    Fleury SA                                                          617,551   4,098,907       0.1%
    Fras-Le SA                                                          37,875      65,115       0.0%
    Gafisa SA                                                        2,762,200   3,012,939       0.1%
#   Gafisa SA ADR                                                    1,246,302   2,667,086       0.1%
*   General Shopping Brasil SA                                         126,117     342,752       0.0%
#   Gol Linhas Aereas Inteligentes SA ADR                              195,800   1,012,286       0.0%
    Grendene SA                                                        652,534   4,605,235       0.1%
    Guararapes Confeccoes SA                                            61,000   2,289,439       0.1%
    Helbor Empreendimentos SA                                        1,228,893   3,003,111       0.1%
*   IdeiasNet SA                                                       463,300     303,650       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
BRAZIL -- (Continued)
    Iguatemi Empresa de Shopping Centers SA                              667,200 $ 6,755,026       0.1%
*   Industria de Bebidas Antarctica Polar SA                              23,000          --       0.0%
    Industrias Romi SA                                                   168,200     233,548       0.0%
    International Meal Co. Holdings SA                                   492,394   3,518,941       0.1%
    Iochpe-Maxion SA                                                     690,508   4,752,821       0.1%
    JHSF Participacoes SA                                                800,647   1,017,825       0.0%
    Joao Fortes Engenharia SA                                             66,552     133,882       0.0%
    JSL SA                                                               631,500   3,463,700       0.1%
    Kepler Weber SA                                                      131,446   2,464,000       0.1%
    Kroton Educacional SA                                              2,457,240  17,508,535       0.4%
    Light SA                                                           1,039,607   8,543,366       0.2%
    Localiza Rent a Car SA                                               142,052   2,046,475       0.0%
*   Log-in Logistica Intermodal SA                                       470,450     907,114       0.0%
    LPS Brasil Consultoria de Imoveis SA                                 609,479   2,091,095       0.1%
    Magnesita Refratarios SA                                           1,325,571   1,578,819       0.0%
    Mahle-Metal Leve SA Industria e Comercio                             363,800   3,432,223       0.1%
    Marcopolo SA                                                          28,000      47,963       0.0%
*   Marfrig Global Foods SA                                            2,444,059   5,976,676       0.1%
    Marisa Lojas SA                                                      421,364   2,666,635       0.1%
    Mills Estruturas e Servicos de Engenharia SA                         710,926   4,638,083       0.1%
*   Minerva SA                                                         1,191,869   6,133,408       0.1%
    MRV Engenharia e Participacoes SA                                  3,395,133  11,229,446       0.2%
    Multiplus SA                                                         432,484   6,064,106       0.1%
    Odontoprev SA                                                      3,083,796  11,141,528       0.2%
*   Paranapanema SA                                                    1,451,356   1,320,425       0.0%
*   PDG Realty SA Empreendimentos e Participacoes                     11,912,853   5,866,495       0.1%
    Portobello SA                                                        244,400     454,962       0.0%
    Positivo Informatica SA                                              108,300      94,830       0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA                  157,763     693,727       0.0%
    QGEP Participacoes SA                                                801,694   2,912,384       0.1%
*   Qualicorp SA                                                         505,400   5,140,202       0.1%
    Raia Drogasil SA                                                   1,124,075  10,193,104       0.2%
    Redentor Energia SA                                                    7,800      18,139       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                          790,808   2,711,622       0.1%
    Rodobens Negocios Imobiliarios SA                                    168,138     677,094       0.0%
*   Rossi Residencial SA                                               3,233,729   1,280,443       0.0%
    Santos Brasil Participacoes SA                                       423,288   2,689,037       0.1%
    Sao Carlos Empreendimentos e Participacoes SA                         47,859     645,119       0.0%
    Sao Martinho SA                                                      473,662   7,451,034       0.2%
    SLC Agricola SA                                                      506,818   3,457,047       0.1%
    Smiles SA                                                            161,700   2,794,600       0.1%
    Sonae Sierra Brasil SA                                               249,646   1,803,398       0.0%
*   Springs Global Participacoes SA                                      278,188      77,386       0.0%
    Sul America SA                                                     1,801,909   9,564,666       0.2%
*   T4F Entretenimento SA                                                213,800     241,823       0.0%
    Technos SA                                                           203,400     805,535       0.0%
    Tecnisa SA                                                         1,078,756   2,145,346       0.1%
    Tegma Gestao Logistica                                               228,435   1,676,195       0.0%
    Tempo Participacoes SA                                               291,802     618,340       0.0%
    Tereos Internacional SA                                              635,183     542,041       0.0%
    Totvs SA                                                             976,100  14,226,921       0.3%
    TPI--Triunfo Participacoes e Investimentos SA                        334,301     788,014       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
BRAZIL -- (Continued)
    Transmissora Alianca de Energia Eletrica SA                          195,200 $  1,450,657       0.0%
    Trisul SA                                                             37,542       55,300       0.0%
    UNICASA Industria de Moveis SA                                       227,700      262,072       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                  517,450    8,302,597       0.2%
*   Vanguarda Agro SA                                                  1,753,336      869,806       0.0%
    Via Varejo SA                                                        205,862      602,324       0.0%
                                                                                 ------------       ---
TOTAL BRAZIL                                                                      362,858,861       7.4%
                                                                                 ------------       ---
CAYMAN ISLANDS -- (0.0%)
    China Zhongsheng Resources Holdings, Ltd.                          1,420,000      173,949       0.0%
                                                                                 ------------       ---
CHILE -- (1.2%)
    Banmedica SA                                                       1,697,057    2,857,227       0.1%
    Besalco SA                                                         2,277,748    1,532,772       0.0%
    CAP SA                                                                 6,276       59,721       0.0%
    Cementos BIO BIO SA                                                  452,622      415,158       0.0%
    Cia General de Electricidad SA                                        74,704      605,465       0.0%
*   Cia Pesquera Camanchaca SA                                           194,645       10,981       0.0%
*   Cia Sud Americana de Vapores SA                                   38,854,946    1,465,345       0.0%
    Cintac SA                                                            324,650       62,913       0.0%
*   Clinica LAS Condes SA                                                    349       23,988       0.0%
    Cristalerias de Chile SA                                             156,836    1,132,917       0.0%
    Cruz Blanca Salud SA                                                 794,071      689,656       0.0%
    E.CL SA                                                            4,332,381    6,380,088       0.1%
    Empresa Electrica Pilmaiquen                                          46,897      258,756       0.0%
*   Empresas AquaChile SA                                              1,281,212      862,347       0.0%
    Empresas Hites SA                                                  1,245,628      557,748       0.0%
    Empresas Iansa SA                                                 23,220,040      826,327       0.0%
*   Empresas La Polar SA                                               5,705,798      367,162       0.0%
    Enjoy SA                                                           1,299,391      155,576       0.0%
    Forus SA                                                             757,778    3,372,614       0.1%
    Gasco SA                                                             189,488    1,379,164       0.0%
    Grupo Security SA                                                  1,718,102      656,444       0.0%
    Inversiones Aguas Metropolitanas SA                                3,525,589    5,338,109       0.1%
    Inversiones La Construccion SA                                       137,111    1,968,762       0.1%
*   Invexans SA                                                       27,288,748      358,664       0.0%
*   Latam Airlines Group SA                                              134,619    1,702,737       0.1%
    Masisa SA                                                         14,224,085      584,717       0.0%
    Molibdenos y Metales SA                                                5,009       39,212       0.0%
*   Multiexport Foods SA                                               3,502,735      825,395       0.0%
    Parque Arauco SA                                                   5,929,777   12,167,289       0.3%
    PAZ Corp. SA                                                       1,238,668      837,635       0.0%
    Ripley Corp. SA                                                    6,413,974    3,499,206       0.1%
    Salfacorp SA                                                       2,292,391    1,974,936       0.1%
    Sigdo Koppers SA                                                     735,025    1,141,160       0.0%
    Sociedad Matriz SAAM SA                                           31,005,151    2,608,045       0.1%
    Socovesa SA                                                        2,895,998      625,037       0.0%
    Sonda SA                                                             221,045      538,035       0.0%
*   Tech Pack SA                                                         272,888      137,762       0.0%
    Vina Concha y Toro SA                                              4,608,688    8,859,441       0.2%
    Vina Concha y Toro SA Sponsored ADR                                    2,025       76,160       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA                                        35,626,766 $   299,618       0.0%
                                                                                 -----------       ---
TOTAL CHILE                                                                       67,254,289       1.4%
                                                                                 -----------       ---
CHINA -- (13.0%)
#   361 Degrees International, Ltd.                                    3,581,000   1,025,147       0.0%
#   Agile Property Holdings, Ltd.                                      8,288,000   4,703,298       0.1%
    Ajisen China Holdings, Ltd.                                        2,696,000   1,857,569       0.0%
*   Alibaba Health Information Technology, Ltd.                        4,807,200   2,996,487       0.1%
#*  Alibaba Pictures Group, Ltd.                                      12,460,000   2,586,746       0.1%
    AMVIG Holdings, Ltd.                                               2,228,000   1,040,357       0.0%
#   Angang Steel Co., Ltd. Class H                                     3,124,000   2,296,623       0.1%
#   Anhui Expressway Co., Ltd. Class H                                 2,746,000   1,671,584       0.0%
    Anta Sports Products, Ltd.                                         3,499,000   6,867,791       0.1%
#   Anton Oilfield Services Group                                      5,632,000   1,197,444       0.0%
#   Anxin-China Holdings, Ltd.                                        14,103,000   1,310,232       0.0%
    Asia Cement China Holdings Corp.                                   2,534,000   1,439,840       0.0%
*   Asia Energy Logistics Group, Ltd.                                  2,470,000      43,048       0.0%
#   Asian Citrus Holdings, Ltd.                                        3,627,000     650,395       0.0%
    Ausnutria Dairy Corp., Ltd.                                          365,000     120,017       0.0%
*   AVIC International Holdings, Ltd.                                  1,318,000     859,815       0.0%
    AviChina Industry & Technology Co., Ltd. Class H                  10,706,788   8,141,756       0.2%
#   Baoxin Auto Group, Ltd.                                            2,810,000   2,147,842       0.1%
    Baoye Group Co., Ltd. Class H                                      1,860,000   1,118,084       0.0%
    BBMG Corp. Class H                                                 1,993,000   1,409,273       0.0%
    Beijing Capital International Airport Co., Ltd. Class H            9,730,000   7,141,351       0.2%
    Beijing Capital Land, Ltd. Class H                                 6,196,500   2,143,405       0.1%
    Beijing Enterprises Water Group, Ltd.                                253,660     181,292       0.0%
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                    5,156,000   2,295,766       0.1%
    Beijing North Star Co., Ltd. Class H                               4,170,000   1,258,538       0.0%
#   Biostime International Holdings, Ltd.                                913,000   2,067,173       0.1%
#   Bloomage Biotechnology Corp., Ltd.                                   840,000   1,339,379       0.0%
    Boer Power Holdings, Ltd.                                          1,689,000   2,114,782       0.1%
#   Bosideng International Holdings, Ltd.                             14,294,000   2,102,081       0.1%
    BYD Electronic International Co., Ltd.                             4,058,815   4,833,900       0.1%
    C C Land Holdings, Ltd.                                            8,048,343   1,454,081       0.0%
    C.banner International Holdings, Ltd.                                 62,000      19,594       0.0%
    Carrianna Group Holdings Co., Ltd.                                 2,127,257     345,757       0.0%
    CECEP COSTIN New Materials Group, Ltd.                             1,466,000     639,851       0.0%
    Central China Real Estate, Ltd.                                    3,972,626     913,006       0.0%
    Changshouhua Food Co., Ltd.                                        1,696,000   1,409,915       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.                           6,771,138     196,363       0.0%
#   Chaowei Power Holdings, Ltd.                                       3,086,000   1,734,419       0.0%
*   Chigo Holding, Ltd.                                               24,026,000     576,780       0.0%
*   Chiho-Tiande Group, Ltd.                                              64,000      23,920       0.0%
#   China Aerospace International Holdings, Ltd.                      13,488,500   1,964,072       0.0%
    China Agri-Industries Holdings, Ltd.                              11,310,800   4,306,611       0.1%
#   China All Access Holdings, Ltd.                                    3,184,000   1,256,849       0.0%
    China Animal Healthcare, Ltd.                                      3,671,000   3,025,699       0.1%
    China Aoyuan Property Group, Ltd.                                  6,676,000   1,051,485       0.0%
*   China Automation Group, Ltd.                                       3,303,000     634,878       0.0%
#   China BlueChemical, Ltd.                                           8,628,000   3,063,899       0.1%
*   China Chengtong Development Group, Ltd.                            2,412,000     167,953       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
#   China Child Care Corp., Ltd.                                       3,070,000 $  641,793       0.0%
    China Communications Services Corp., Ltd. Class H                 12,128,000  5,679,119       0.1%
#   China Datang Corp. Renewable Power Co., Ltd. Class H              14,482,000  2,092,464       0.1%
#   China Dongxiang Group Co., Ltd.                                   13,246,985  2,429,069       0.1%
#*  China Dredging Environment Protection Holdings, Ltd.               3,088,000    741,296       0.0%
*   China Energine International Holdings, Ltd.                        3,526,000    441,263       0.0%
    China Everbright, Ltd.                                             3,554,000  6,876,527       0.1%
#   China Fiber Optic Network System Group, Ltd.                       5,540,000  1,680,598       0.0%
#*  China Foods, Ltd.                                                  3,764,000  1,408,566       0.0%
    China Glass Holdings, Ltd.                                         4,522,000    524,651       0.0%
*   China High Precision Automation Group, Ltd.                        1,289,000    202,779       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.            5,250,000  4,138,608       0.1%
#   China Hongqiao Group, Ltd.                                         3,378,000  2,599,360       0.1%
*   China Household Holdings, Ltd.                                     5,205,000    631,072       0.0%
#*  China Huiyuan Juice Group, Ltd.                                    3,050,500  1,216,156       0.0%
#   China ITS Holdings Co., Ltd.                                       4,003,412    557,701       0.0%
#*  China Jiuhao Health Industry Corp., Ltd.                           6,480,000    618,790       0.0%
#   China Lesso Group Holdings, Ltd.                                   6,105,000  3,189,428       0.1%
    China Lilang, Ltd.                                                 2,817,000  2,030,706       0.1%
#   China Lumena New Materials Corp.                                  14,530,000  1,756,494       0.0%
    China Machinery Engineering Corp. Class H                          3,624,000  2,053,293       0.1%
#   China Medical System Holdings, Ltd.                                5,090,500  9,385,336       0.2%
    China Merchants Land, Ltd.                                         6,844,000    980,304       0.0%
#*  China Metal Recycling Holdings, Ltd.                               2,401,686    547,530       0.0%
*   China Mining Resources Group, Ltd.                                 2,198,000     19,565       0.0%
#*  China Modern Dairy Holdings, Ltd.                                  8,654,000  3,829,295       0.1%
    China National Materials Co., Ltd.                                 6,269,000  1,423,760       0.0%
*   China New Town Development Co., Ltd.                               7,713,148    383,420       0.0%
#   China Oil & Gas Group, Ltd.                                       23,060,000  3,694,726       0.1%
    China Outfitters Holdings, Ltd.                                       24,000      3,219       0.0%
#   China Overseas Grand Oceans Group, Ltd.                            4,864,500  2,566,437       0.1%
#   China Power International Development, Ltd.                       13,742,000  6,207,568       0.1%
#*  China Power New Energy Development Co., Ltd.                      31,840,000  2,218,924       0.1%
#*  China Precious Metal Resources Holdings Co., Ltd.                 19,634,318  2,074,460       0.1%
*   China Properties Group, Ltd.                                       2,464,000    470,159       0.0%
*   China Qinfa Group, Ltd.                                            2,656,000    114,800       0.0%
#*  China Rare Earth Holdings, Ltd.                                    6,816,000    870,508       0.0%
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.             15,127,500  2,416,345       0.1%
*   China Ruifeng Renewable Energy, Ltd.                               2,684,000    485,921       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                            3,157,000  1,565,026       0.0%
#   China SCE Property Holdings, Ltd.                                  6,015,200  1,187,170       0.0%
#   China Shanshui Cement Group, Ltd.                                 10,313,000  3,822,099       0.1%
    China Shineway Pharmaceutical Group, Ltd.                          1,696,200  3,086,731       0.1%
*   China Shipping Container Lines Co., Ltd. Class H                   6,987,000  1,992,664       0.1%
#*  China Shipping Development Co., Ltd. Class H                       8,656,000  5,708,565       0.1%
#   China Singyes Solar Technologies Holdings, Ltd.                    2,768,200  5,301,305       0.1%
#   China South City Holdings, Ltd.                                   12,770,000  5,816,752       0.1%
#   China Southern Airlines Co., Ltd. Class H                          3,230,000  1,134,145       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                        2,821     49,480       0.0%
    China Starch Holdings, Ltd.                                        6,470,000    158,583       0.0%
#   China Suntien Green Energy Corp., Ltd. Class H                     9,737,000  2,586,166       0.1%
*   China Taifeng Beddings Holdings, Ltd.                              1,500,000    240,072       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
*   China Taiping Insurance Holdings Co., Ltd.                         2,439,000 $5,204,338       0.1%
#*  China Tian Lun Gas Holdings, Ltd.                                    852,000    983,324       0.0%
    China Tianyi Holdings, Ltd.                                        2,336,000    307,390       0.0%
*   China Tontine Wines Group, Ltd.                                    1,610,000     68,527       0.0%
*   China Traditional Chinese Medicine Co., Ltd.                       2,158,000  1,216,613       0.0%
    China Travel International Investment Hong Kong, Ltd.             14,349,900  4,426,293       0.1%
    China Vanadium Titano--Magnetite Mining Co., Ltd.                  6,231,000    634,463       0.0%
#   China Water Affairs Group, Ltd.                                    6,502,000  3,310,712       0.1%
#*  China Water Industry Group, Ltd.                                   2,272,000    445,545       0.0%
*   China WindPower Group, Ltd.                                       24,894,964  2,055,774       0.1%
#*  China Yurun Food Group, Ltd.                                       8,026,000  3,417,104       0.1%
    China ZhengTong Auto Services Holdings, Ltd.                       4,505,000  2,552,087       0.1%
#   China Zhongwang Holdings, Ltd.                                     8,740,800  4,603,456       0.1%
#*  Chinasoft International, Ltd.                                      6,164,000  2,092,183       0.1%
*   Chinese People Holdings Co., Ltd.                                 11,423,844    270,565       0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                           2,247,400    493,814       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                   6,444,000  1,162,714       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                    502,000    241,594       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.         2,662,000    799,983       0.0%
#   CIMC Enric Holdings, Ltd.                                          2,868,000  2,887,776       0.1%
*   CITIC Dameng Holdings, Ltd.                                        1,299,000    105,484       0.0%
#*  CITIC Resources Holdings, Ltd.                                    11,982,600  1,685,455       0.0%
    Citychamp Watch & Jewellery Group, Ltd.                           11,388,000  1,543,700       0.0%
    Clear Media, Ltd.                                                    251,000    255,690       0.0%
*   CNNC International, Ltd.                                             374,000    143,395       0.0%
*   Coastal Greenland, Ltd.                                            5,672,000    197,569       0.0%
#   Comba Telecom Systems Holdings, Ltd.                               5,265,234  2,415,733       0.1%
#*  Comtec Solar Systems Group, Ltd.                                   4,320,000    719,640       0.0%
    Coolpad Group, Ltd.                                               13,696,000  2,950,430       0.1%
#   Cosco International Holdings, Ltd.                                 2,703,000  1,184,448       0.0%
    COSCO Pacific, Ltd.                                                  551,792    727,529       0.0%
*   Coslight Technology International Group Co., Ltd.                    728,000    468,633       0.0%
#   CP Pokphand Co., Ltd.                                             24,752,594  2,843,215       0.1%
    CPMC Holdings, Ltd.                                                2,098,000  1,582,774       0.0%
*   DaChan Food Asia, Ltd.                                             1,725,955    222,589       0.0%
#   Dah Chong Hong Holdings, Ltd.                                      4,286,000  2,527,629       0.1%
    Dalian Port PDA Co., Ltd. Class H                                  6,070,000  2,122,252       0.1%
    DaMing International Holdings, Ltd.                                  542,000    193,774       0.0%
#   Daphne International Holdings, Ltd.                                6,410,000  3,226,739       0.1%
    Dawnrays Pharmaceutical Holdings, Ltd.                             2,630,943  2,614,545       0.1%
#*  DBA Telecommunication Asia Holdings, Ltd.                          2,108,000    103,563       0.0%
    Digital China Holdings, Ltd.                                       4,689,800  4,364,604       0.1%
    Dongfang Electric Corp., Ltd. Class H                                183,600    310,666       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                             76,150    301,917       0.0%
#   Dongyue Group, Ltd.                                                7,163,000  2,685,233       0.1%
#*  Dynasty Fine Wines Group, Ltd.                                     1,614,000     56,192       0.0%
    Embry Holdings, Ltd.                                                 473,000    238,230       0.0%
    EVA Precision Industrial Holdings, Ltd.                            5,958,435  1,600,359       0.0%
*   EverChina International Holdings Co., Ltd.                        17,180,000    941,929       0.0%
    Evergreen International Holdings, Ltd.                             1,246,000    152,699       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                            2,707,921    118,546       0.0%
#   Fantasia Holdings Group Co., Ltd.                                 11,091,000  1,187,042       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHINA -- (Continued)
#   First Tractor Co., Ltd. Class H                                    3,351,176 $ 2,145,778       0.1%
    Franshion Properties China, Ltd.                                  19,178,300   4,551,995       0.1%
    Freetech Road Recycling Technology Holdings, Ltd.                  1,030,000     211,195       0.0%
    Fufeng Group, Ltd.                                                 6,004,600   2,820,598       0.1%
#   Geely Automobile Holdings, Ltd.                                   26,870,000  11,993,642       0.3%
*   Global Bio-Chem Technology Group Co., Ltd.                         9,996,800     380,513       0.0%
*   Global Sweeteners Holdings, Ltd.                                     770,951      39,212       0.0%
*   Glorious Property Holdings, Ltd.                                  14,328,501   2,069,905       0.1%
    Goldbond Group Holdings, Ltd.                                        210,000       8,938       0.0%
#   Golden Eagle Retail Group, Ltd.                                    3,089,000   3,786,893       0.1%
#   Golden Meditech Holdings, Ltd.                                     4,855,193     795,032       0.0%
*   Goldin Properties Holdings, Ltd.                                     258,000     156,891       0.0%
    Goldlion Holdings, Ltd.                                            1,104,962     463,084       0.0%
    GOME Electrical Appliances Holding, Ltd.                          51,812,000   8,162,748       0.2%
    Good Friend International Holdings, Inc.                             404,667     132,367       0.0%
#   Goodbaby International Holdings, Ltd.                              3,283,000   1,323,559       0.0%
#   Greatview Aseptic Packaging Co., Ltd.                              3,655,000   2,394,303       0.1%
#   Greenland Hong Kong Holdings, Ltd.                                 2,101,000     846,395       0.0%
#   Greentown China Holdings, Ltd.                                     3,563,148   3,707,700       0.1%
#*  Guangdong Land Holdings, Ltd.                                      4,396,800     935,365       0.0%
    Guangshen Railway Co., Ltd. Class H                                7,452,000   3,200,677       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                              5,067     108,180       0.0%
    Guangzhou R&F Properties Co., Ltd.                                   948,800   1,034,853       0.0%
    Guangzhou Shipyard International Co., Ltd. Class H                   159,400     210,679       0.0%
#   Guodian Technology & Environment Group Corp., Ltd. Class H         3,678,000     750,007       0.0%
    Hainan Meilan International Airport Co., Ltd. Class H                720,000     560,014       0.0%
    Haitian International Holdings, Ltd.                               2,380,000   5,074,601       0.1%
#   Hanergy Thin Film Power Group, Ltd.                               42,960,000   9,801,792       0.2%
    Harbin Electric Co., Ltd. Class H                                  3,931,413   2,372,658       0.1%
    Henderson Investment, Ltd.                                           596,000      55,372       0.0%
*   Heng Tai Consumables Group, Ltd.                                  14,673,193     215,657       0.0%
#   Hengdeli Holdings, Ltd.                                           11,765,399   1,893,625       0.0%
#*  Hidili Industry International Development, Ltd.                    5,079,000     550,575       0.0%
#   Hilong Holding, Ltd.                                               3,673,000   1,184,076       0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H                2,030,000   1,814,346       0.0%
*   HKC Holdings, Ltd.                                                17,896,447     438,823       0.0%
#   Honghua Group, Ltd.                                                8,143,000   1,575,696       0.0%
    Hopefluent Group Holdings, Ltd.                                      787,670     233,729       0.0%
    Hopewell Highway Infrastructure, Ltd.                              4,252,000   2,056,382       0.1%
#*  Hopson Development Holdings, Ltd.                                  3,584,000   3,189,387       0.1%
#   HOSA International, Ltd.                                             878,000     353,479       0.0%
    Hua Han Bio-Pharmaceutical Holdings, Ltd.                          7,298,277   2,608,150       0.1%
*   Hua Lien International Holding Co., Ltd.                             998,000      57,898       0.0%
#   Huabao International Holdings, Ltd.                                9,322,014   6,665,751       0.1%
#   Huaneng Renewables Corp., Ltd. Class H                            15,148,000   5,440,470       0.1%
*   Huili Resources Group, Ltd.                                          102,000      15,795       0.0%
#*  Hunan Nonferrous Metal Corp., Ltd. Class H                        10,634,000   3,414,332       0.1%
#   Hutchison Harbour Ring, Ltd.                                       7,098,000     650,136       0.0%
    Inspur International, Ltd.                                         2,056,000     523,304       0.0%
#   Intime Retail Group Co., Ltd.                                      6,140,500   5,323,940       0.1%
#*  Jinchuan Group International Resources Co., Ltd.                   2,262,000     227,627       0.0%
    Jingwei Textile Machinery Class H                                  1,272,000   1,276,698       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
#   Ju Teng International Holdings, Ltd.                               4,556,000 $2,547,554       0.1%
    Jutal Offshore Oil Services, Ltd.                                    728,000    223,363       0.0%
*   Kai Yuan Holdings, Ltd.                                           15,260,000    201,676       0.0%
#   Kaisa Group Holdings, Ltd.                                         9,721,000  3,600,076       0.1%
    Kasen International Holdings, Ltd.                                   222,000     31,552       0.0%
    Kingboard Chemical Holdings, Ltd.                                  3,591,921  7,030,259       0.2%
    Kingboard Laminates Holdings, Ltd.                                 4,689,000  1,912,172       0.0%
#*  Kingdee International Software Group Co., Ltd.                     8,871,200  2,910,385       0.1%
#   Kingsoft Corp., Ltd.                                               2,937,000  6,904,319       0.1%
    KWG Property Holding, Ltd.                                         7,633,950  5,300,951       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                                     2,222,000    297,797       0.0%
    Lai Fung Holdings, Ltd.                                           26,020,440    557,927       0.0%
#   Le Saunda Holdings, Ltd.                                           1,778,000    894,671       0.0%
    Lee & Man Chemical Co., Ltd.                                         998,785    624,753       0.0%
#   Lee & Man Paper Manufacturing, Ltd.                                8,268,000  4,526,626       0.1%
*   Leoch International Technology, Ltd.                               1,436,000    266,600       0.0%
#*  Li Ning Co., Ltd.                                                    128,750     67,922       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                     2,067,600  1,026,224       0.0%
*   Lifetech Scientific Corp.                                            510,000    746,935       0.0%
#   Lijun International Pharmaceutical Holding Co., Ltd.               8,518,000  4,146,549       0.1%
*   Lingbao Gold Co., Ltd. Class H                                       682,000    109,800       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                            125,800    945,161       0.0%
*   LK Technology Holdings, Ltd.                                         837,500     80,841       0.0%
    Lonking Holdings, Ltd.                                            12,626,000  2,165,845       0.1%
*   Loudong General Nice Resources China Holdings, Ltd.                7,842,140    515,805       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                            9,564,000  2,481,430       0.1%
    Maoye International Holdings, Ltd.                                 6,490,000  1,003,821       0.0%
#*  Microport Scientific Corp.                                         2,233,000  1,132,503       0.0%
#   MIE Holdings Corp.                                                 5,212,000    719,806       0.0%
    MIN XIN Holdings, Ltd.                                               418,000    252,792       0.0%
#*  Mingfa Group International Co., Ltd.                               6,150,000  1,711,492       0.0%
*   Mingyuan Medicare Development Co., Ltd.                            6,950,000    228,557       0.0%
    Minmetals Land, Ltd.                                               6,738,000    781,439       0.0%
#   Minth Group, Ltd.                                                  3,199,000  6,141,131       0.1%
#   MMG, Ltd.                                                          8,022,000  2,694,361       0.1%
    MOBI Development Co., Ltd.                                         1,211,000    279,744       0.0%
*   Nan Hai Corp., Ltd.                                               29,650,000    168,553       0.0%
    Nature Home Holding Co., Ltd.                                        520,000     79,323       0.0%
#   NetDragon Websoft, Inc.                                              979,544  1,670,518       0.0%
    New World Department Store China, Ltd.                             2,547,462    919,563       0.0%
#   Nine Dragons Paper Holdings, Ltd.                                  9,746,000  7,541,426       0.2%
#*  North Mining Shares Co., Ltd.                                     19,560,000    907,372       0.0%
#   NVC Lighting Holdings, Ltd.                                        7,010,000  1,608,970       0.0%
*   O-Net Communications Group, Ltd.                                   1,308,000    357,582       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                            764,183    285,764       0.0%
#   Pacific Online, Ltd.                                               2,040,365  1,105,798       0.0%
    Parkson Retail Group, Ltd.                                         6,696,500  1,969,824       0.0%
#*  PAX Global Technology, Ltd.                                        1,141,000  1,225,492       0.0%
    Peak Sport Products Co., Ltd.                                      2,750,000    822,888       0.0%
#   Phoenix Satellite Television Holdings, Ltd.                        5,986,000  1,845,561       0.0%
#   Poly Property Group Co., Ltd.                                     10,952,000  4,242,634       0.1%
    Ports Design, Ltd.                                                 2,093,500    725,995       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES      VALUE++   OF NET ASSETS**
                                                                      ----------- ----------- ---------------
CHINA -- (Continued)
*   Pou Sheng International Holdings, Ltd.                              8,759,806 $   802,835       0.0%
*   Powerlong Real Estate Holdings, Ltd.                                6,377,000     887,446       0.0%
*   Prosperity International Holdings HK, Ltd.                          5,020,000     178,081       0.0%
    Qingling Motors Co., Ltd. Class H                                   1,694,000     539,588       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                      669,913      32,653       0.0%
*   Real Gold Mining, Ltd.                                                300,500      10,191       0.0%
    Real Nutriceutical Group, Ltd.                                      4,359,000   1,484,751       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                                63,128,000   2,524,575       0.1%
#   REXLot Holdings, Ltd.                                              52,801,502   5,449,690       0.1%
#   Road King Infrastructure, Ltd.                                      1,409,000   1,221,676       0.0%
    Samson Holding, Ltd.                                                3,499,000     446,951       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.               5,010,000   1,110,446       0.0%
    Sateri Holdings, Ltd.                                                 119,500      36,144       0.0%
    Scud Group, Ltd.                                                    1,876,000     285,596       0.0%
#*  Semiconductor Manufacturing International Corp.                   113,913,000  11,810,133       0.2%
*   Semiconductor Manufacturing International Corp. ADR                    31,979     164,372       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                      1,863,000     861,651       0.0%
    Shanghai Industrial Holdings, Ltd.                                  1,824,000   5,612,217       0.1%
#*  Shanghai Industrial Urban Development Group, Ltd.                   9,080,000   1,675,790       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     5,906,000   2,026,817       0.1%
    Shanghai Prime Machinery Co., Ltd. Class H                          4,298,000     824,185       0.0%
*   Shanghai Zendai Property, Ltd.                                      8,390,000     113,549       0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.                               4,506,000     266,983       0.0%
#   Shenguan Holdings Group, Ltd.                                       5,768,000   1,631,099       0.0%
    Shenzhen Expressway Co., Ltd. Class H                               3,662,400   2,343,110       0.1%
    Shenzhen International Holdings, Ltd.                               4,811,751   7,647,056       0.2%
#   Shenzhen Investment, Ltd.                                          13,791,378   3,983,549       0.1%
    Shenzhou International Group Holdings, Ltd.                           926,000   3,185,013       0.1%
*   Shougang Concord International Enterprises Co., Ltd.               25,538,000   1,185,806       0.0%
#   Shougang Fushan Resources Group, Ltd.                              21,052,000   4,833,248       0.1%
    Shui On Land, Ltd.                                                 19,170,643   4,401,163       0.1%
*   Shunfeng Photovoltaic International, Ltd.                              48,000      40,189       0.0%
    Sichuan Expressway Co., Ltd. Class H                                4,606,000   1,776,386       0.0%
*   Sijia Group Co.                                                     1,076,350      35,669       0.0%
    Silver Grant International Industries, Ltd.                         4,750,000     649,276       0.0%
*   SIM Technology Group, Ltd.                                          1,050,000      58,983       0.0%
    Sino Biopharmaceutical, Ltd.                                       13,536,000  13,610,428       0.3%
#*  Sino Oil And Gas Holdings, Ltd.                                    62,822,766   1,635,240       0.0%
#   Sino-Ocean Land Holdings, Ltd.                                     12,169,604   6,911,109       0.2%
#*  Sinofert Holdings, Ltd.                                            12,637,327   1,924,690       0.0%
*   Sinolink Worldwide Holdings, Ltd.                                  10,218,800     830,801       0.0%
#   SinoMedia Holding, Ltd.                                             1,983,000   1,230,343       0.0%
#   Sinopec Kantons Holdings, Ltd.                                      1,632,000   1,351,340       0.0%
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H                    2,598,001   1,148,195       0.0%
#   Sinosoft Technology Group, Ltd.                                       754,000     259,718       0.0%
#*  Sinotrans Shipping, Ltd.                                            6,209,086   1,698,384       0.0%
    Sinotrans, Ltd. Class H                                             8,358,000   6,632,109       0.1%
#   Sinotruk Hong Kong, Ltd.                                            3,250,500   1,689,070       0.0%
    SITC International Holdings Co., Ltd.                               4,037,000   2,150,501       0.1%
    Skyworth Digital Holdings, Ltd.                                     9,764,760   5,340,829       0.1%
    SMI Corp., Ltd.                                                    14,404,066     557,747       0.0%
    SOHO China, Ltd.                                                      279,500     204,739       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
*   Solargiga Energy Holdings, Ltd.                                    9,199,000 $  493,349       0.0%
*   Sparkle Roll Group, Ltd.                                           6,616,000    294,311       0.0%
    Springland International Holdings, Ltd.                            3,824,000  1,462,497       0.0%
#   SPT Energy Group, Inc.                                             4,150,000  1,307,440       0.0%
    SRE Group, Ltd.                                                   16,652,346    474,513       0.0%
    Sun King Power Electronics Group                                     132,000     14,501       0.0%
#   Sunac China Holdings, Ltd.                                         8,590,000  7,459,814       0.2%
#   Sunny Optical Technology Group Co., Ltd.                           3,495,000  5,673,746       0.1%
*   Superb Summit International Group, Ltd.                              170,000     36,631       0.0%
    TCC International Holdings, Ltd.                                   5,131,098  2,084,372       0.1%
#   TCL Communication Technology Holdings, Ltd.                        2,504,198  2,459,540       0.1%
#*  TCL Multimedia Technology Holdings, Ltd.                           3,322,510  1,178,295       0.0%
*   Technovator International, Ltd.                                       28,000     12,478       0.0%
    Tenfu Cayman Holdings Co., Ltd.                                      153,000     56,432       0.0%
#   Texhong Textile Group, Ltd.                                        1,710,000  1,166,502       0.0%
    Tian An China Investment Co., Ltd.                                 1,383,000    927,690       0.0%
    Tian Shan Development Holding, Ltd.                                1,428,000    613,304       0.0%
#   Tiangong International Co., Ltd.                                   6,548,000  1,672,400       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H   1,572,000  1,121,674       0.0%
    Tianjin Development Hldgs, Ltd.                                    2,116,000  1,831,655       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H                  2,970,000    595,264       0.0%
    Tianjin Port Development Holdings, Ltd.                           10,408,800  2,349,735       0.1%
#   Tianneng Power International, Ltd.                                 4,016,048  1,436,581       0.0%
#   Tibet 5100 Water Resources Holdings, Ltd.                          6,712,000  2,397,264       0.1%
#   Tomson Group, Ltd.                                                 1,120,751    296,077       0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H                       3,268,000  4,425,310       0.1%
    Tongda Group Holdings, Ltd.                                       15,180,000  1,978,400       0.0%
    Tonly Electronics Holdings, Ltd.                                     287,451    245,873       0.0%
    Top Spring International Holdings, Ltd.                              150,500     42,506       0.0%
#   Towngas China Co., Ltd.                                            4,470,000  4,681,887       0.1%
    TPV Technology, Ltd.                                               4,465,964    876,294       0.0%
    Travelsky Technology, Ltd. Class H                                 4,569,090  4,768,303       0.1%
#   Trigiant Group, Ltd.                                               2,774,000    671,945       0.0%
*   Trony Solar Holdings Co., Ltd.                                     1,757,000     26,734       0.0%
#   Truly International Holdings, Ltd.                                 7,469,573  3,777,476       0.1%
#   Uni-President China Holdings, Ltd.                                 5,477,000  5,065,080       0.1%
*   United Energy Group, Ltd.                                         13,116,450  2,028,026       0.1%
*   V1 Group, Ltd.                                                    16,925,600  1,792,130       0.0%
    Wanguo International Mining Group, Ltd.                              308,000     99,264       0.0%
    Wasion Group Holdings, Ltd.                                        2,612,000  2,729,537       0.1%
    Weiqiao Textile Co. Class H                                        2,537,500  1,266,611       0.0%
    Welling Holding, Ltd.                                              5,402,000  1,171,111       0.0%
    West China Cement, Ltd.                                           16,444,000  1,633,469       0.0%
*   Winsway Enterprises Holdings, Ltd.                                 6,894,000    315,755       0.0%
#   Wisdom Holdings Group                                              2,570,000  1,989,084       0.0%
    World Wide Touch Technology Holdings, Ltd.                         3,216,000    116,122       0.0%
#   Wumart Stores, Inc. Class H                                        2,513,000  2,176,912       0.1%
    Xiamen International Port Co., Ltd. Class H                        5,518,000  1,452,392       0.0%
    Xiao Nan Guo Restaurants Holdings, Ltd.                              792,000    109,361       0.0%
    Xingda International Holdings, Ltd.                                5,376,000  1,860,893       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H               307,103    287,049       0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H           1,535,400  2,755,607       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
CHINA -- (Continued)
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                  4,152,598 $    893,863       0.0%
*   Xiwang Property Holdings Co., Ltd.                                 1,642,344       93,182       0.0%
    Xiwang Special Steel Co., Ltd.                                     2,966,000      416,190       0.0%
    XTEP International Holdings, Ltd.                                  3,413,500    1,524,411       0.0%
*   Yanchang Petroleum International, Ltd.                            23,970,000    1,222,827       0.0%
#   Yingde Gases Group Co., Ltd.                                       5,126,000    4,002,596       0.1%
#   Yip's Chemical Holdings, Ltd.                                      1,490,000      998,996       0.0%
    Youyuan International Holdings, Ltd.                               1,403,700      321,932       0.0%
    Yuanda China Holdings, Ltd.                                       11,480,000      712,057       0.0%
#   Yuexiu Property Co., Ltd.                                         37,642,284    6,990,952       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                              3,808,018    2,302,893       0.1%
    Yuzhou Properties Co., Ltd.                                        5,245,120    1,218,314       0.0%
*   Zall Development Group, Ltd.                                       2,840,000    1,028,987       0.0%
#   Zhaojin Mining Industry Co., Ltd.                                  4,386,500    2,316,687       0.1%
    Zhejiang Expressway Co., Ltd. Class H                              5,900,000    5,949,342       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              859,600      570,964       0.0%
#   Zhong An Real Estate, Ltd.                                         4,669,400      535,979       0.0%
#   Zhongsheng Group Holdings, Ltd.                                    3,105,500    3,194,378       0.1%
    Zhuzhou CSR Times Electric Co., Ltd. Class H                       1,824,000    7,843,871       0.2%
                                                                                 ------------      ----
TOTAL CHINA                                                                       726,118,024      14.8%
                                                                                 ------------      ----
COLOMBIA -- (0.1%)
    Bolsa de Valores de Colombia                                      22,283,259      238,266       0.0%
    Celsia SA ESP                                                        553,442    1,613,926       0.1%
    Constructora Conconcreto SA                                          293,150      210,156       0.0%
    Empresa de Telecomunicaciones de Bogota                            1,981,412      520,030       0.0%
*   Fabricato SA                                                      13,706,296       89,266       0.0%
    Grupo Odinsa SA                                                       39,599      149,928       0.0%
    Isagen SA ESP                                                        602,440      793,493       0.0%
    Mineros SA                                                           102,961      139,367       0.0%
                                                                                 ------------      ----
TOTAL COLOMBIA                                                                      3,754,432       0.1%
                                                                                 ------------      ----
GREECE -- (0.5%)
    Aegean Airlines SA                                                   261,316    2,276,500       0.1%
*   Astir Palace Hotel SA                                                 73,995      351,381       0.0%
    Athens Water Supply & Sewage Co. SA (The)                            166,816    1,152,079       0.0%
*   Attica Bank SA                                                     1,077,474       83,732       0.0%
    Bank of Greece                                                       142,930    1,845,109       0.1%
*   Corinth Pipeworks SA                                                   6,729       10,996       0.0%
*   Ellaktor SA                                                          909,399    2,566,982       0.1%
    Elval--Hellenic Aluminium Industry SA                                 61,004       91,073       0.0%
*   Fourlis Holdings SA                                                  283,268    1,114,200       0.0%
*   Frigoglass SA                                                        167,513      463,873       0.0%
*   GEK Terna Holding Real Estate Construction SA                        475,188    1,215,948       0.0%
    Hellenic Exchanges--Athens Stock Exchange SA Holding                 536,300    3,608,549       0.1%
*   Iaso SA                                                              234,070      259,345       0.0%
*   Intracom Holdings SA                                                 686,768      345,188       0.0%
*   Intralot SA-Integrated Lottery Systems & Services                    865,039    1,225,209       0.0%
*   J&P-Avax SA                                                          242,137      260,493       0.0%
*   Lamda Development SA                                                  44,085      185,070       0.0%
*   Marfin Investment Group Holdings SA                                6,320,159    1,670,581       0.0%
    Metka SA                                                             185,058    1,809,732       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
GREECE -- (Continued)
    Motor Oil Hellas Corinth Refineries SA                              361,798 $ 2,650,511       0.1%
*   Mytilineos Holdings SA                                              564,245   3,633,520       0.1%
    Piraeus Port Authority                                               41,359     637,628       0.0%
    Sarantis SA                                                          95,423     836,690       0.0%
*   Sidenor Holdings SA                                                  90,590     102,938       0.0%
    Terna Energy SA                                                     257,713     739,787       0.0%
    Thessaloniki Water Supply & Sewage Co. SA                            15,807      60,632       0.0%
                                                                                -----------       ---
TOTAL GREECE                                                                     29,197,746       0.6%
                                                                                -----------       ---
HONG KONG -- (0.0%)
*   China Culiangwang Beverages Holdings, Ltd.                          829,500      50,829       0.0%
    Time Watch Investments, Ltd.                                        904,000     152,762       0.0%
#*  Wanda Hotel Development Co., Ltd.                                   767,000     163,265       0.0%
                                                                                -----------       ---
TOTAL HONG KONG                                                                     366,856       0.0%
                                                                                -----------       ---
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.                                        34,868     676,531       0.0%
*   FHB Mortgage Bank P.L.C.                                             27,009      78,794       0.0%
                                                                                -----------       ---
TOTAL HUNGARY                                                                       755,325       0.0%
                                                                                -----------       ---
INDIA -- (10.7%)
*   3M India, Ltd.                                                        5,470     551,564       0.0%
    Aarti Industries                                                     70,135     347,632       0.0%
    Aban Offshore, Ltd.                                                 175,035   1,768,037       0.1%
*   ABG Shipyard, Ltd.                                                  174,417     647,330       0.0%
*   Adani Power, Ltd.                                                   341,678     266,229       0.0%
*   Advanta, Ltd.                                                       142,847     784,724       0.0%
    Aegis Logistics, Ltd.                                                69,188     419,335       0.0%
    Agro Tech Foods, Ltd.                                                54,133     546,869       0.0%
    Ahmednagar Forgings, Ltd.                                            89,307     591,710       0.0%
    AIA Engineering, Ltd.                                               129,314   1,977,008       0.1%
    Ajanta Pharma, Ltd.                                                 105,088   3,261,273       0.1%
    Akzo Nobel India, Ltd.                                               67,372   1,428,416       0.0%
    Alembic Pharmaceuticals, Ltd.                                       500,292   3,301,738       0.1%
    Alembic, Ltd.                                                       539,380     413,609       0.0%
    Allahabad Bank                                                    1,087,083   2,035,086       0.1%
    Allcargo Logistics, Ltd.                                             30,248     118,703       0.0%
    Alok Industries, Ltd.                                             5,490,403   1,119,679       0.0%
    Alstom India, Ltd.                                                  148,374   1,286,324       0.0%
    Amara Raja Batteries, Ltd.                                          470,856   5,006,590       0.1%
    Amtek Auto, Ltd.                                                    691,784   1,858,239       0.1%
    Amtek India, Ltd.                                                   465,266     701,704       0.0%
    Anant Raj, Ltd.                                                   1,147,745   1,004,159       0.0%
    Andhra Bank                                                       1,077,921   1,473,994       0.0%
    Apar Industries, Ltd.                                                85,905     531,240       0.0%
    Apollo Hospitals Enterprise, Ltd.                                    65,541   1,188,972       0.0%
    Apollo Tyres, Ltd.                                                1,634,550   5,812,076       0.1%
    Arvind, Ltd.                                                      1,340,968   6,508,092       0.1%
*   Asahi India Glass, Ltd.                                             307,262     583,160       0.0%
*   Ashok Leyland, Ltd.                                               8,562,959   6,472,526       0.1%
    Atul, Ltd.                                                           69,305   1,437,169       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                            1,129,123 $17,834,037       0.4%
    Automotive Axles, Ltd.                                               11,648     128,728       0.0%
    Bajaj Corp., Ltd.                                                   229,151   1,059,622       0.0%
    Bajaj Electricals, Ltd.                                             207,026     952,856       0.0%
    Bajaj Finance, Ltd.                                                  62,702   2,833,903       0.1%
    Bajaj Finserv, Ltd.                                                 120,632   2,101,210       0.1%
*   Bajaj Hindusthan, Ltd.                                            1,601,606     506,507       0.0%
    Bajaj Holdings & Investment, Ltd.                                    92,719   2,090,800       0.1%
    Balkrishna Industries, Ltd.                                         182,757   2,290,360       0.1%
    Ballarpur Industries, Ltd.                                        1,807,146     497,123       0.0%
    Balmer Lawrie & Co., Ltd.                                            80,522     816,345       0.0%
*   Balrampur Chini Mills, Ltd.                                       1,218,398   1,085,717       0.0%
    Bank Of Maharashtra                                                 974,900     686,102       0.0%
    Bannari Amman Sugars, Ltd.                                           15,663     319,937       0.0%
    BASF India, Ltd.                                                     59,490   1,179,180       0.0%
    Bata India, Ltd.                                                    145,561   3,015,931       0.1%
    BEML, Ltd.                                                          102,325   1,125,788       0.0%
    Berger Paints India, Ltd.                                           803,453   5,200,241       0.1%
    BGR Energy Systems, Ltd.                                            161,858     441,056       0.0%
    Bharat Forge, Ltd.                                                  737,890   9,746,080       0.2%
    Bhushan Steel, Ltd.                                                 376,746     648,791       0.0%
    Biocon, Ltd.                                                        508,356   3,698,865       0.1%
    Birla Corp., Ltd.                                                   148,418   1,262,958       0.0%
    Blue Dart Express, Ltd.                                              27,720   2,409,004       0.1%
    Blue Star, Ltd.                                                     167,317     914,529       0.0%
    Bombay Burmah Trading Co.                                            40,974     173,014       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                             785,565     854,944       0.0%
    Brigade Enterprises, Ltd.                                            99,090     235,406       0.0%
    Britannia Industries, Ltd.                                          230,022   5,755,106       0.1%
    Capital First, Ltd.                                                   3,316      18,019       0.0%
    Carborundum Universal, Ltd.                                         329,688   1,028,620       0.0%
    CCL Products India, Ltd.                                            206,170     439,587       0.0%
    Ceat, Ltd.                                                           94,161   1,318,942       0.0%
*   Central Bank Of India                                               540,226     591,203       0.0%
    Century Plyboards India, Ltd.                                       137,295     307,292       0.0%
    Century Textiles & Industries, Ltd.                                 356,772   3,209,153       0.1%
    CESC, Ltd.                                                          546,678   6,006,922       0.1%
    Chambal Fertilizers & Chemicals, Ltd.                             1,158,654   1,163,238       0.0%
*   Chennai Petroleum Corp., Ltd.                                       393,287     653,595       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                       71,956     563,618       0.0%
    City Union Bank, Ltd.                                             1,302,914   1,794,891       0.1%
    Clariant Chemicals India, Ltd.                                       54,229     862,855       0.0%
    Claris Lifesciences, Ltd.                                            82,834     228,935       0.0%
    CMC, Ltd.                                                            65,297   2,065,826       0.1%
    Coromandel International, Ltd.                                      517,941   2,793,267       0.1%
    Corp. Bank                                                          216,216   1,186,759       0.0%
    Cox & Kings, Ltd.                                                   368,646   1,715,071       0.0%
    CRISIL, Ltd.                                                         27,089     807,261       0.0%
    Crompton Greaves, Ltd.                                            2,205,917   6,742,411       0.2%
    Cyient, Ltd.                                                        253,296   1,962,978       0.1%
    Dalmia Bharat, Ltd.                                                  79,538     546,117       0.0%
    DB Corp., Ltd.                                                       43,770     253,785       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
*   DB Realty, Ltd.                                                     815,914 $  903,721       0.0%
*   DCB Bank, Ltd.                                                    1,475,813  2,204,744       0.1%
    DCM Shriram, Ltd.                                                   213,725    772,338       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                     236,944    600,900       0.0%
    Delta Corp., Ltd.                                                   535,652    777,941       0.0%
*   DEN Networks, Ltd.                                                  343,697    923,521       0.0%
    Dena Bank                                                         1,211,874  1,259,174       0.0%
    Dewan Housing Finance Corp., Ltd.                                    27,941    167,869       0.0%
*   Dish TV India, Ltd.                                               3,087,132  2,891,665       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                           215,255    550,187       0.0%
    Dredging Corp. Of India, Ltd.                                        11,933     86,372       0.0%
    eClerx Services, Ltd.                                                69,202  1,462,688       0.0%
    Edelweiss Financial Services, Ltd.                                1,248,730  1,109,405       0.0%
*   Educomp Solutions, Ltd.                                              34,411     17,228       0.0%
    Eicher Motors, Ltd.                                                  44,217  9,154,615       0.2%
*   EID Parry India, Ltd.                                               486,900  1,736,542       0.0%
    EIH, Ltd.                                                           714,368  1,185,476       0.0%
    Electrosteel Castings, Ltd.                                         711,611    221,536       0.0%
    Elgi Equipments, Ltd.                                               230,271    493,366       0.0%
    Emami, Ltd.                                                         142,377  1,877,755       0.1%
    Engineers India, Ltd.                                               395,610  1,745,752       0.0%
    Entertainment Network India, Ltd.                                    48,584    399,580       0.0%
*   Era Infra Engineering, Ltd.                                         247,434     43,497       0.0%
*   Eros International Media, Ltd.                                      199,846    813,271       0.0%
    Escorts, Ltd.                                                       523,565  1,443,267       0.0%
    Ess Dee Aluminium, Ltd.                                             125,607    725,278       0.0%
*   Essar Oil, Ltd.                                                   2,063,648  4,063,434       0.1%
    Essar Ports, Ltd.                                                   434,115    678,049       0.0%
*   Essar Shipping, Ltd.                                                 44,136     16,286       0.0%
    Essel Propack, Ltd.                                                 299,518    558,148       0.0%
    Exide Industries, Ltd.                                            1,310,267  3,363,832       0.1%
    FAG Bearings India, Ltd.                                             29,702  1,499,987       0.0%
    FDC, Ltd.                                                           458,029  1,169,306       0.0%
    Federal Bank, Ltd.                                                3,805,760  8,828,723       0.2%
*   Federal-Mogul Goetze India, Ltd.                                     61,495    304,494       0.0%
    Financial Technologies India, Ltd.                                  124,447    354,343       0.0%
    Finolex Cables, Ltd.                                                452,858  1,651,844       0.0%
    Finolex Industries, Ltd.                                            330,505  1,718,673       0.0%
*   Firstsource Solutions, Ltd.                                       1,587,764  1,011,001       0.0%
*   Fortis Healthcare, Ltd.                                             795,081  1,566,126       0.0%
*   Future Consumer Enterprise, Ltd.                                  1,611,772    290,979       0.0%
    Future Lifestyle Fashions, Ltd.                                      21,868     33,598       0.0%
    Future Retail, Ltd.                                                 415,146    780,627       0.0%
    Gabriel India, Ltd.                                                 300,830    405,524       0.0%
*   Gammon Infrastructure Projects, Ltd.                                110,324     26,227       0.0%
    Gateway Distriparks, Ltd.                                           476,197  2,225,380       0.1%
    Gati, Ltd.                                                          220,146    730,060       0.0%
    GHCL, Ltd.                                                           66,113     91,937       0.0%
    Gillette India, Ltd.                                                 14,470    662,230       0.0%
*   Gitanjali Gems, Ltd.                                                126,872    118,839       0.0%
    Global Offshore Services, Ltd.                                       34,122    267,864       0.0%
    GMR Infrastructure, Ltd.                                          9,412,702  3,328,836       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Godfrey Phillips India, Ltd.                                          4,304 $  208,709       0.0%
    Godrej Industries, Ltd.                                             291,033  1,425,931       0.0%
    Godrej Properties, Ltd.                                             387,553  1,531,728       0.0%
    Graphite India, Ltd.                                                372,609    568,626       0.0%
    Great Eastern Shipping Co., Ltd. (The)                              407,286  2,624,329       0.1%
    Greaves Cotton, Ltd.                                                557,173  1,175,276       0.0%
    Grindwell Norton, Ltd.                                               18,171    156,897       0.0%
    Gruh Finance, Ltd.                                                  222,390    770,471       0.0%
*   GTL Infrastructure, Ltd.                                          1,158,583     52,728       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                  178,029    572,435       0.0%
    Gujarat Fluorochemicals, Ltd.                                       167,284  2,090,925       0.1%
    Gujarat Gas Co., Ltd.                                                98,905    778,624       0.0%
    Gujarat Industries Power Co., Ltd.                                   69,388    100,721       0.0%
    Gujarat Mineral Development Corp., Ltd.                             536,132  1,334,027       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                334,797    467,753       0.0%
*   Gujarat NRE Coke, Ltd.                                            1,625,158    197,775       0.0%
*   Gujarat Pipavav Port, Ltd.                                          720,632  1,941,137       0.1%
    Gujarat State Fertilisers & Chemicals, Ltd.                         969,096  1,909,807       0.1%
    Gujarat State Petronet, Ltd.                                      1,141,942  1,800,405       0.1%
    Gulf Oil Corp., Ltd.                                                 76,450    214,327       0.0%
    Gulf Oil Lubricants India, Ltd.                                      76,450    410,947       0.0%
*   GVK Power & Infrastructure, Ltd.                                  5,583,655  1,058,967       0.0%
*   Hathway Cable & Datacom, Ltd.                                       336,419  1,688,938       0.0%
    Havells India, Ltd.                                               1,856,255  8,621,682       0.2%
*   HCL Infosystems, Ltd.                                               626,484    745,855       0.0%
    HEG, Ltd.                                                            94,448    465,025       0.0%
*   HeidelbergCement India, Ltd.                                        568,126    819,637       0.0%
*   Hexa Tradex, Ltd.                                                    73,518     30,320       0.0%
    Hexaware Technologies, Ltd.                                       1,467,575  4,716,743       0.1%
    Hikal, Ltd.                                                           9,657    111,081       0.0%
*   Himachal Futuristic Communications, Ltd.                          3,622,058  1,083,095       0.0%
    Hinduja Global Solutions, Ltd.                                       30,903    339,530       0.0%
    Hinduja Ventures, Ltd.                                               36,075    185,019       0.0%
*   Hindustan Construction Co., Ltd.                                  1,572,759    845,232       0.0%
*   Hindustan Oil Exploration Co., Ltd.                                  69,160     67,934       0.0%
    Hindustan Petroleum Corp., Ltd.                                     682,702  5,817,344       0.1%
    Hitachi Home & Life Solutions India, Ltd.                            55,505    580,404       0.0%
    Honeywell Automation India, Ltd.                                     13,295  1,212,688       0.0%
*   Hotel Leela Venture, Ltd.                                           540,246    199,842       0.0%
*   Housing Development & Infrastructure, Ltd.                        2,481,124  3,369,000       0.1%
    HSIL, Ltd.                                                          171,564  1,044,949       0.0%
    HT Media, Ltd.                                                      406,397    776,300       0.0%
    Huhtamaki PPL, Ltd.                                                  43,501    124,336       0.0%
    IDBI Bank, Ltd.                                                   1,346,315  1,547,191       0.0%
    IIFL Holdings, Ltd.                                               1,190,766  3,298,804       0.1%
    IL&FS Transportation Networks, Ltd.                                 336,705  1,087,583       0.0%
    India Cements, Ltd. (The)                                         1,733,197  3,142,401       0.1%
    Indiabulls Housing Finance, Ltd.                                    357,294  2,442,410       0.1%
    Indian Bank                                                         444,338  1,203,698       0.0%
*   Indian Hotels Co., Ltd.                                           2,387,814  4,073,150       0.1%
    Indian Overseas Bank                                              1,554,951  1,492,591       0.0%
    Indoco Remedies, Ltd.                                               228,250  1,092,958       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Indraprastha Gas, Ltd.                                              468,548 $3,026,137       0.1%
    Info Edge India, Ltd.                                               158,914  2,185,066       0.1%
    ING Vysya Bank, Ltd.                                                 21,126    221,791       0.0%
    Ingersoll-Rand India, Ltd.                                           56,522    824,716       0.0%
*   Inox Leisure, Ltd.                                                  128,257    386,795       0.0%
    Intellect Design Arena, Ltd.                                        628,348    491,217       0.0%
*   International Paper APPM, Ltd.                                       57,705    286,139       0.0%
    Ipca Laboratories, Ltd.                                             370,908  4,439,903       0.1%
    IRB Infrastructure Developers, Ltd.                               1,021,009  4,191,252       0.1%
    Jagran Prakashan, Ltd.                                              623,706  1,311,754       0.0%
    Jain Irrigation Systems, Ltd.                                     2,710,285  4,001,903       0.1%
*   Jaiprakash Associates, Ltd.                                       7,015,959  3,558,844       0.1%
*   Jaiprakash Power Ventures, Ltd.                                   6,325,569  1,377,437       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                  1,652,680  3,737,626       0.1%
*   Jaypee Infratech, Ltd.                                            3,103,300  1,159,577       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                                 39,763    148,761       0.0%
    JBF Industries, Ltd.                                                 75,357    181,964       0.0%
    Jindal Drilling & Industries, Ltd.                                   13,908     51,009       0.0%
    Jindal Poly Films, Ltd.                                              77,588    383,866       0.0%
*   Jindal Poly Investment & Finance Co., Ltd.                            7,223     16,360       0.0%
    Jindal Saw, Ltd.                                                  1,093,711  1,384,672       0.0%
*   Jindal Stainless, Ltd.                                              380,310    210,243       0.0%
    JK Cement, Ltd.                                                     177,509  1,760,463       0.1%
    JK Lakshmi Cement, Ltd.                                             352,255  2,140,818       0.1%
    JK Tyre & Industries, Ltd.                                          100,221    797,590       0.0%
    JM Financial, Ltd.                                                2,073,645  1,598,235       0.0%
    JSW Energy, Ltd.                                                  2,053,448  2,669,972       0.1%
*   Jubilant Foodworks, Ltd.                                            278,198  5,745,725       0.1%
    Jubilant Life Sciences, Ltd.                                        404,153    943,458       0.0%
    Jyothy Laboratories, Ltd.                                           390,764  1,594,653       0.0%
    Kajaria Ceramics, Ltd.                                              223,469  2,182,846       0.1%
    Kakinada Fertilizers, Ltd.                                          632,948     21,669       0.0%
    Kalpataru Power Transmission, Ltd.                                  367,994  1,017,385       0.0%
    Kansai Nerolac Paints, Ltd.                                          12,854    403,033       0.0%
    Karnataka Bank, Ltd. (The)                                        1,085,634  2,198,060       0.1%
    Karur Vysya Bank, Ltd. (The)                                        308,591  2,757,769       0.1%
    Kaveri Seed Co., Ltd.                                               177,585  2,667,897       0.1%
    KEC International, Ltd.                                             743,980  1,317,508       0.0%
*   Kesoram Industries, Ltd.                                            263,878    532,656       0.0%
    Kewal Kiran Clothing, Ltd.                                            1,598     44,696       0.0%
    Kirloskar Brothers, Ltd.                                                817      3,436       0.0%
    Kirloskar Oil Engines, Ltd.                                         223,454    938,146       0.0%
    Kolte-Patil Developers, Ltd.                                         33,868    103,608       0.0%
    KPIT Technologies, Ltd.                                             851,895  2,296,414       0.1%
    KRBL, Ltd.                                                          318,882    471,827       0.0%
    KSB Pumps, Ltd.                                                      43,376    377,467       0.0%
*   KSK Energy Ventures, Ltd.                                           137,285    141,816       0.0%
    Lakshmi Machine Works, Ltd.                                          22,475  1,457,611       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                      529,392    649,809       0.0%
*   Lanco Infratech, Ltd.                                             4,921,870    547,504       0.0%
*   Mahanagar Telephone Nigam, Ltd.                                     361,078    174,991       0.0%
    Maharashtra Seamless, Ltd.                                          186,678    951,935       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Mahindra & Mahindra Financial Services, Ltd.                        214,465 $1,019,396       0.0%
    Mahindra Holidays & Resorts India, Ltd.                             137,908    643,167       0.0%
    Mahindra Lifespace Developers, Ltd.                                  94,782    783,006       0.0%
    Man Infraconstruction, Ltd.                                          37,735     15,770       0.0%
    Mandhana Industries, Ltd.                                            54,218    219,036       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                         1,186,063  1,133,610       0.0%
*   Marico Kaya Enterprises, Ltd.                                         6,469     62,649       0.0%
    Marico, Ltd.                                                         54,684    277,291       0.0%
    MAX India, Ltd.                                                     931,335  5,386,128       0.1%
    McLeod Russel India, Ltd.                                           298,850  1,265,298       0.0%
    Mercator, Ltd.                                                      612,469    287,093       0.0%
    Merck, Ltd.                                                          46,604    615,771       0.0%
    MindTree, Ltd.                                                      291,025  5,193,742       0.1%
    MOIL, Ltd.                                                          158,280    798,196       0.0%
    Monnet Ispat & Energy, Ltd.                                          58,491     79,535       0.0%
    Monsanto India, Ltd.                                                 37,272  1,817,558       0.1%
    Motherson Sumi Systems, Ltd.                                      1,229,584  8,431,473       0.2%
    Motilal Oswal Financial Services, Ltd.                                8,131     28,324       0.0%
    Mphasis, Ltd.                                                       359,650  2,343,306       0.1%
    MRF, Ltd.                                                             9,265  4,719,366       0.1%
*   Nagarjuna Oil Refinery, Ltd.                                        294,114     21,696       0.0%
    Natco Pharma, Ltd.                                                   94,555  2,226,876       0.1%
    National Aluminium Co., Ltd.                                        233,916    217,581       0.0%
    Nava Bharat Ventures, Ltd.                                           13,117     46,166       0.0%
    Navneet Education, Ltd.                                             586,476    980,578       0.0%
    NCC, Ltd.()                                                       1,468,496  1,426,642       0.0%
    NCC, Ltd.(B0FXGP0)                                                1,343,524  1,294,996       0.0%
    NESCO, Ltd.                                                          38,589    783,203       0.0%
    NIIT Technologies, Ltd.                                             251,992  1,585,175       0.0%
    NIIT, Ltd.                                                          167,888    126,939       0.0%
    Nitin Fire Protection Industries, Ltd.                              618,739    634,697       0.0%
    Noida Toll Bridge Co., Ltd.                                         126,184     73,337       0.0%
    Oberoi Realty, Ltd.                                                 281,915  1,129,038       0.0%
    OCL India, Ltd.                                                      51,578    261,748       0.0%
    OMAXE, Ltd.                                                         450,427    964,073       0.0%
    Orient Cement, Ltd.                                                 351,095    846,810       0.0%
    Orient Paper & Industries, Ltd.                                      14,822      7,754       0.0%
    Oriental Bank of Commerce                                           598,876  2,780,412       0.1%
    Orissa Minerals Development Co., Ltd.                                 6,645    370,156       0.0%
*   Oswal Chemicals & Fertilizers, Ltd.                                  29,723     15,557       0.0%
    Page Industries, Ltd.                                                25,589  3,712,396       0.1%
*   Panacea Biotec, Ltd.                                                  7,183     18,379       0.0%
*   Pantaloons Fashions and Retail, Ltd.                                    515      1,016       0.0%
*   Parsvnath Developers, Ltd.                                          652,167    215,045       0.0%
*   Patel Engineering, Ltd.                                              17,376     28,192       0.0%
    PC Jeweller, Ltd.                                                   307,936  1,212,376       0.0%
    Peninsula Land, Ltd.                                                559,353    327,392       0.0%
    Persistent Systems, Ltd.                                             81,500  1,723,784       0.0%
    Petronet LNG, Ltd.                                                1,060,870  3,432,491       0.1%
    Pfizer, Ltd.                                                         59,280  1,595,828       0.0%
    Phoenix Mills, Ltd. (The)                                           191,022  1,186,911       0.0%
    PI Industries, Ltd.                                                 256,614  1,860,474       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Pidilite Industries, Ltd.                                           404,232 $2,719,678       0.1%
*   Pipavav Defence & Offshore Engineering Co., Ltd.                  1,532,809    958,855       0.0%
    Piramal Enterprises, Ltd.                                           237,828  3,120,865       0.1%
*   Plethico Pharmaceuticals, Ltd.                                       68,473     46,097       0.0%
    Polaris Financial Technology, Ltd.                                  628,348  1,915,805       0.1%
    Praj Industries, Ltd.                                               498,336    511,233       0.0%
    Prakash Industries, Ltd.                                            219,127    207,497       0.0%
    Prestige Estates Projects, Ltd.                                     620,571  2,270,365       0.1%
*   Prism Cement, Ltd.                                                  645,641    788,021       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                          4,185    366,233       0.0%
    PTC India Financial Services, Ltd.                                1,323,605  1,089,731       0.0%
    PTC India, Ltd.                                                   2,122,558  3,173,365       0.1%
*   Punj Lloyd, Ltd.                                                  1,344,331    836,374       0.0%
    Punjab & Sind Bank                                                  252,456    240,360       0.0%
    Puravankara Projects, Ltd.                                          309,126    503,350       0.0%
    Radico Khaitan, Ltd.                                                493,729    731,157       0.0%
    Rain Industries, Ltd.                                               811,842    656,536       0.0%
    Rajesh Exports, Ltd.                                                106,849    247,857       0.0%
    Rallis India, Ltd.                                                  595,300  2,225,660       0.1%
    Ramco Cements, Ltd. (The)                                           431,652  2,428,855       0.1%
    Ratnamani Metals & Tubes, Ltd.                                       14,355    105,922       0.0%
    Raymond, Ltd.                                                       249,192  1,874,188       0.1%
    Redington India, Ltd.                                             1,097,079  1,827,416       0.1%
    REI Agro, Ltd.                                                    2,869,565    114,713       0.0%
    Relaxo Footwears, Ltd.                                                5,783     48,692       0.0%
    Rolta India, Ltd.                                                   724,825  1,303,330       0.0%
    Ruchi Soya Industries, Ltd.                                         884,500    545,361       0.0%
    Sadbhav Engineering, Ltd.                                           301,858  1,150,254       0.0%
    Sanofi India, Ltd.                                                   24,992  1,348,247       0.0%
*   Schneider Electric Infrastructure, Ltd.                             192,641    480,293       0.0%
    Selan Exploration Technology, Ltd.                                   10,599     82,608       0.0%
    Shasun Pharmaceuticals, Ltd.                                        147,908    482,340       0.0%
*   Shipping Corp. of India, Ltd.                                     1,056,249  1,035,926       0.0%
    Shoppers Stop, Ltd.                                                 104,486    911,820       0.0%
*   Shree Renuka Sugars, Ltd.                                         3,333,657    922,144       0.0%
    Simplex Infrastructures, Ltd.                                        26,558    130,886       0.0%
    Sintex Industries, Ltd.                                           1,531,929  2,408,790       0.1%
    SJVN, Ltd.                                                        1,792,698    699,386       0.0%
    SKF India, Ltd.                                                      90,529  1,823,506       0.1%
    Sobha Developers, Ltd.                                              369,482  2,596,179       0.1%
    Solar Industries India, Ltd.                                         25,668  1,051,686       0.0%
    Sona Koyo Steering Systems, Ltd.                                     76,531     69,433       0.0%
    Sonata Software, Ltd.                                                51,331    115,903       0.0%
    South Indian Bank, Ltd. (The)                                     2,782,692  1,258,386       0.0%
    Spice Mobility, Ltd.                                                 27,538     12,889       0.0%
    SREI Infrastructure Finance, Ltd.                                   223,216    173,117       0.0%
    SRF, Ltd.                                                           144,710  1,988,641       0.1%
    Star Ferro and Cement, Ltd.                                         137,796    158,690       0.0%
    State Bank of Bikaner & Jaipur                                      121,104  1,120,736       0.0%
    State Bank of Travancore                                             45,318    312,005       0.0%
    Sterlite Technologies, Ltd.                                       1,142,451  1,324,468       0.0%
    Strides Arcolab, Ltd.                                               338,221  3,642,630       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
INDIA -- (Continued)
    Styrolution ABS India, Ltd.                                           23,441 $   241,692       0.0%
*   Sun Pharma Advanced Research Co., Ltd.                               683,215   2,200,847       0.1%
    Sun TV Network, Ltd.                                                  21,965     116,951       0.0%
    Sundaram Finance, Ltd.                                                34,562     771,086       0.0%
    Sundaram-Clayton, Ltd.                                                 3,890     106,960       0.0%
    Sundram Fasteners, Ltd.                                              520,827   1,313,479       0.0%
    Supreme Industries, Ltd.                                             207,676   2,028,682       0.1%
    Supreme Petrochem, Ltd.                                              103,075     133,318       0.0%
*   Surana Industries, Ltd.                                               14,879      13,439       0.0%
*   Suzlon Energy, Ltd.                                                3,526,636     763,301       0.0%
    Swaraj Engines, Ltd.                                                  14,236     222,086       0.0%
    Syndicate Bank                                                     1,199,412   2,451,736       0.1%
    Tamil Nadu Newsprint & Papers, Ltd.                                  115,331     264,771       0.0%
    Tata Chemicals, Ltd.                                                 421,074   2,789,419       0.1%
    Tata Communications, Ltd.                                            663,303   4,356,216       0.1%
    Tata Elxsi, Ltd.                                                     155,165   1,568,671       0.0%
    Tata Global Beverages, Ltd.                                        1,925,124   5,019,319       0.1%
    Tata Sponge Iron, Ltd.                                                43,421     507,512       0.0%
*   Tata Teleservices Maharashtra, Ltd.                                4,047,567     606,667       0.0%
    Tech Mahindra, Ltd.                                                   51,993   2,134,070       0.1%
    Techno Electric & Engineering Co., Ltd.                               83,594     365,275       0.0%
    Texmaco Rail & Engineering, Ltd.                                     275,783     431,256       0.0%
    Thermax, Ltd.                                                        218,319   3,151,900       0.1%
    Time Technoplast, Ltd.                                               391,814     301,535       0.0%
    Timken India, Ltd.                                                    43,278     293,266       0.0%
    Torrent Pharmaceuticals, Ltd.                                        365,996   5,251,595       0.1%
    Torrent Power, Ltd.                                                  543,572   1,452,042       0.0%
    Transport Corp. of India, Ltd.                                       129,481     477,632       0.0%
    Tree House Education and Accessories, Ltd.                            91,610     661,950       0.0%
    Trent, Ltd.                                                           44,342     958,299       0.0%
    Triveni Turbine, Ltd.                                                262,694     383,690       0.0%
    TTK Prestige, Ltd.                                                    31,862   2,034,422       0.1%
    Tube Investments of India, Ltd.                                      462,951   2,633,095       0.1%
*   TV18 Broadcast, Ltd.                                               3,759,896   1,781,844       0.1%
    TVS Motor Co., Ltd.                                                1,420,718   5,986,938       0.1%
    UCO Bank                                                           1,711,048   2,433,341       0.1%
    Uflex, Ltd.                                                          159,358     415,884       0.0%
    Unichem Laboratories, Ltd.                                           263,459     840,140       0.0%
    Union Bank of India                                                1,015,855   3,714,052       0.1%
*   Unitech, Ltd.                                                     12,902,107   4,294,407       0.1%
    UPL, Ltd.                                                          2,016,992  11,377,374       0.2%
*   Usha Martin, Ltd.                                                    681,264     292,061       0.0%
*   Uttam Galva Steels, Ltd.                                             151,190     181,020       0.0%
    V-Guard Industries, Ltd.                                              84,617   1,256,578       0.0%
    VA Tech Wabag, Ltd.                                                   76,489   1,984,004       0.1%
    Vakrangee, Ltd.                                                      645,382   1,334,815       0.0%
*   Vardhman Special Steels, Ltd.                                          7,273       4,152       0.0%
    Vardhman Textiles, Ltd.                                              115,426     824,240       0.0%
    Vesuvius India, Ltd.                                                   1,802      20,486       0.0%
    Videocon Industries, Ltd.                                            577,596   1,579,593       0.0%
    Vijaya Bank                                                        1,632,111   1,266,805       0.0%
    VIP Industries, Ltd.                                                 509,858     925,079       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                        SHARES      VALUE++    OF NET ASSETS**
                                                                      ----------- ------------ ---------------
INDIA -- (Continued)
    Voltas, Ltd.                                                          993,937 $  4,058,303       0.1%
    VST Industries, Ltd.                                                   21,362      630,489       0.0%
    WABCO India, Ltd.                                                      12,546      740,689       0.0%
    Welspun Corp., Ltd.                                                   706,339      878,718       0.0%
*   Welspun Enterprises, Ltd.                                              35,317      116,477       0.0%
    Welspun India, Ltd.                                                   163,779      794,286       0.0%
    Wockhardt, Ltd.                                                       216,153    2,666,175       0.1%
    Wyeth, Ltd.                                                            39,587      701,399       0.0%
    Zensar Technologies, Ltd.                                             108,058    1,064,635       0.0%
    Zuari Agro Chemicals, Ltd.                                             42,970      178,000       0.0%
    Zydus Wellness, Ltd.                                                   67,180      687,690       0.0%
                                                                                  ------------      ----
TOTAL INDIA                                                                        596,007,786      12.1%
                                                                                  ------------      ----
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT                                      32,168,700    2,159,090       0.1%
    Adhi Karya Persero Tbk PT                                           9,983,100    2,275,533       0.1%
    Agung Podomoro Land Tbk PT                                         44,518,800    1,300,472       0.0%
    AKR Corporindo Tbk PT                                               6,651,000    2,709,731       0.1%
    Alam Sutera Realty Tbk PT                                          81,359,500    3,123,786       0.1%
    Aneka Tambang Persero Tbk PT                                       32,303,800    2,594,494       0.1%
    Arwana Citramulia Tbk PT                                           22,123,600    1,675,106       0.0%
    Asahimas Flat Glass Tbk PT                                            983,000      545,884       0.0%
    Astra Graphia Tbk PT                                                2,211,000      405,982       0.0%
*   Bakrie and Brothers Tbk PT                                        319,498,500    1,321,880       0.0%
*   Bakrie Sumatera Plantations Tbk PT                                 58,428,800      241,766       0.0%
*   Bakrie Telecom Tbk PT                                              80,514,398      333,117       0.0%
*   Bakrieland Development Tbk PT                                     204,925,750      847,852       0.0%
    Bank Bukopin Tbk PT                                                30,530,366    1,906,666       0.0%
*   Bank Pan Indonesia Tbk PT                                          16,508,200    1,365,956       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT               18,834,900    1,177,047       0.0%
    Bank Tabungan Negara Persero Tbk PT                                34,158,549    3,166,629       0.1%
*   Barito Pacific Tbk PT                                              11,044,500      244,770       0.0%
*   Benakat Integra Tbk PT                                            153,781,700    1,768,864       0.0%
*   Berau Coal Energy Tbk PT                                           40,089,600      318,447       0.0%
*   Berlian Laju Tanker Tbk PT                                         35,106,366           --       0.0%
    BISI International Tbk PT                                           9,272,000      376,108       0.0%
*   Borneo Lumbung Energi & Metal Tbk PT                               26,226,700      147,545       0.0%
*   Budi Starch & Sweetener Tbk PT                                      5,947,000       50,282       0.0%
*   Bumi Resources Minerals Tbk PT                                     25,413,900      781,019       0.0%
*   Bumi Resources Tbk PT                                             137,456,100    1,572,353       0.0%
    BW Plantation Tbk PT                                               14,620,500      660,083       0.0%
*   Central Proteinaprima Tbk PT                                       21,920,000       90,691       0.0%
    Chandra Asri Petrochemical Tbk PT                                      13,500        3,436       0.0%
    Charoen Pokphand Indonesia Tbk PT                                   2,295,500      798,315       0.0%
    Ciputra Development Tbk PT                                         61,125,680    5,796,575       0.1%
    Ciputra Property Tbk PT                                            22,483,300    1,404,764       0.0%
    Ciputra Surya Tbk PT                                                6,946,000    1,393,777       0.0%
    Citra Marga Nusaphala Persada Tbk PT                               12,391,100    3,235,401       0.1%
*   Clipan Finance Indonesia Tbk PT                                     1,482,000       53,839       0.0%
*   Darma Henwa Tbk PT                                                 72,303,600      299,146       0.0%
*   Davomas Abadi Tbk PT                                               37,629,500           --       0.0%
*   Delta Dunia Makmur Tbk PT                                          33,775,800      604,321       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ----------- ---------- ---------------
INDONESIA -- (Continued)
    Elnusa Tbk PT                                                      21,629,800 $  926,721      0.0%
*   Energi Mega Persada Tbk PT                                        279,455,300  2,621,550      0.1%
*   Erajaya Swasembada Tbk PT                                          10,224,800    864,271      0.0%
*   Ever Shine Textile Tbk PT                                           3,654,640     66,531      0.0%
*   Exploitasi Energi Indonesia Tbk PT                                 50,011,000    761,672      0.0%
    Express Transindo Utama Tbk PT                                      7,814,900    753,725      0.0%
*   Fajar Surya Wisesa Tbk PT                                             672,500     89,594      0.0%
    Gajah Tunggal Tbk PT                                               14,159,800  1,687,662      0.0%
*   Garuda Indonesia Persero Tbk PT                                    31,709,749  1,390,791      0.0%
*   Golden Eagle Energy Tbk PT                                          7,919,950  1,179,605      0.0%
*   Gozco Plantations Tbk PT                                           10,666,000     85,564      0.0%
*   Hanson International Tbk PT                                        64,400,400  3,304,595      0.1%
    Harum Energy Tbk PT                                                 6,750,300    883,155      0.0%
    Hexindo Adiperkasa Tbk PT                                           1,326,000    394,162      0.0%
    Holcim Indonesia Tbk PT                                             3,474,400    675,517      0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                               20,848,200  1,982,843      0.1%
*   Indika Energy Tbk PT                                               16,945,000    891,095      0.0%
*   Indo-Rama Synthetics Tbk PT                                           479,000     41,481      0.0%
    Indomobil Sukses Internasional Tbk PT                                  33,000     10,521      0.0%
*   Inovisi Infracom Tbk PT                                             6,112,767    263,032      0.0%
    Intiland Development Tbk PT                                        47,926,632  2,360,351      0.1%
    Japfa Comfeed Indonesia Tbk PT                                     29,271,200  3,042,560      0.1%
    Jaya Real Property Tbk PT                                           9,837,500    812,608      0.0%
    Kawasan Industri Jababeka Tbk PT                                  162,617,377  3,663,183      0.1%
*   Krakatau Steel Persero Tbk PT                                      12,979,100    511,316      0.0%
*   Lippo Cikarang Tbk PT                                               3,276,700  2,305,913      0.1%
    Malindo Feedmill Tbk PT                                             7,671,000  1,983,697      0.1%
    Matahari Putra Prima Tbk PT                                        11,225,028  2,922,673      0.1%
    Mayora Indah Tbk PT                                                 2,971,550  6,952,392      0.2%
    Medco Energi Internasional Tbk PT                                  12,172,100  3,876,736      0.1%
    Mitra Adiperkasa Tbk PT                                             7,948,300  3,489,635      0.1%
*   Mitra International Resources Tbk PT                                  463,300      1,917      0.0%
*   Mitra Pinasthika Mustika Tbk PT                                       510,100     43,901      0.0%
    MNC Investama Tbk PT                                              154,302,900  4,277,620      0.1%
    MNC Sky Vision Tbk PT                                               1,540,200    242,423      0.0%
    Modern Internasional Tbk PT                                         4,017,800    240,859      0.0%
    Modernland Realty Tbk PT                                           59,404,400  2,444,251      0.1%
    Multipolar Tbk PT                                                  58,448,100  4,551,124      0.1%
    Multistrada Arah Sarana Tbk PT                                      6,875,500    236,082      0.0%
    Nippon Indosari Corpindo Tbk PT                                     9,403,200    965,181      0.0%
*   Nusantara Infrastructure Tbk PT                                    78,200,000  1,269,035      0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                    1,844,300    139,151      0.0%
    Pakuwon Jati Tbk PT                                                24,111,100    897,889      0.0%
    Pan Brothers Tbk PT                                                17,232,100    663,208      0.0%
*   Panasia Indo Resources Tbk PT                                          79,000      2,608      0.0%
*   Panin Financial Tbk PT                                            109,840,300  2,428,660      0.1%
    Panin Sekuritas Tbk PT                                                 31,500     13,349      0.0%
*   Paninvest Tbk PT                                                    8,124,500    447,460      0.0%
    Pembangunan Perumahan Persero Tbk PT                               23,207,900  5,051,391      0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              23,130,400  3,723,834      0.1%
    Petrosea Tbk PT                                                     3,520,500    309,093      0.0%
*   Polaris Investama Tbk PT                                            2,730,500    360,459      0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                        SHARES      VALUE++    OF NET ASSETS**
                                                                      ----------- ------------ ---------------
INDONESIA -- (Continued)
*   PT Texmaco Jaya Tbk                                                    93,000 $         --       0.0%
    Ramayana Lestari Sentosa Tbk PT                                    25,093,200    1,684,952       0.0%
    Resource Alam Indonesia Tbk PT                                      2,489,000      259,559       0.0%
    Salim Ivomas Pratama Tbk PT                                        22,921,000    1,468,919       0.0%
    Samindo Resources Tbk PT                                              475,750       20,086       0.0%
    Sampoerna Agro PT                                                   5,317,000      924,044       0.0%
    Selamat Sempurna Tbk PT                                             5,481,000    2,038,522       0.1%
    Semen Baturaja Persero Tbk PT                                      12,552,900      388,596       0.0%
*   Sentul City Tbk PT                                                216,989,600    1,600,234       0.0%
*   Sigmagold Inti Perkasa Tbk PT                                      12,930,500      502,943       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                        1,037,460      662,544       0.0%
    Sri Rejeki Isman Tbk PT                                            53,162,500      734,704       0.0%
*   Sugih Energy Tbk PT                                               116,941,500    4,081,484       0.1%
    Summarecon Agung Tbk PT                                            55,329,164    5,767,766       0.1%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT                           64,500           --       0.0%
*   Surya Dumai Industri Tbk                                            3,298,500           --       0.0%
    Surya Semesta Internusa Tbk PT                                     30,722,000    1,930,548       0.1%
*   Suryainti Permata Tbk PT                                            7,252,000           --       0.0%
    Tempo Scan Pacific Tbk PT                                             528,000      124,612       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                      15,893,000    2,881,054       0.1%
    Timah Persero Tbk PT                                               24,752,714    2,532,231       0.1%
*   Tiphone Mobile Indonesia Tbk PT                                    15,832,300    1,232,836       0.0%
    Total Bangun Persada Tbk PT                                        11,120,000      834,177       0.0%
*   Trada Maritime Tbk PT                                              12,248,113    1,402,427       0.0%
    Trias Sentosa Tbk PT                                               37,122,100    1,165,521       0.0%
*   Trimegah Securities Tbk PT                                          9,161,000       51,732       0.0%
*   Truba Alam Manunggal Engineering PT                                21,316,500       14,111       0.0%
    Tunas Baru Lampung Tbk PT                                          12,409,400      718,933       0.0%
    Tunas Ridean Tbk PT                                                13,838,000      710,106       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                        3,667,600    1,160,593       0.0%
    Unggul Indah Cahaya Tbk PT                                             48,239        7,643       0.0%
*   Visi Media Asia Tbk PT                                             34,771,100    1,320,899       0.0%
    Waskita Karya Persero Tbk PT                                       13,428,300    1,078,084       0.0%
    Wijaya Karya Persero Tbk PT                                        18,002,400    4,262,584       0.1%
    Wintermar Offshore Marine Tbk PT                                    2,432,057      231,414       0.0%
                                                                                  ------------       ---
TOTAL INDONESIA                                                                    167,649,231       3.4%
                                                                                  ------------       ---
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.                                                  7,307       11,979       0.0%
*   Metis Capital, Ltd.                                                       919           --       0.0%
                                                                                  ------------       ---
TOTAL ISRAEL                                                                            11,979       0.0%
                                                                                  ------------       ---
MALAYSIA -- (5.1%)
    A & M Realty Bhd                                                      264,200       91,636       0.0%
*   Adventa Bhd                                                             4,600        1,343       0.0%
    Aeon Co. M Bhd                                                      3,863,200    4,403,400       0.1%
#   Aeon Credit Service M Bhd                                              46,800      223,983       0.0%
#   Affin Holdings Bhd                                                  1,002,320      984,943       0.0%
*   Ahmad Zaki Resources Bhd                                              761,300      165,556       0.0%
#   Alam Maritim Resources Bhd                                          3,550,800    1,190,097       0.0%
    Allianz Malaysia Bhd                                                   59,200      232,250       0.0%
    Amcorp Properties Bhd                                                 449,300      127,777       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Amway Malaysia Hldgs Bhd                                             399,300 $1,412,722      0.0%
    Ann Joo Resources Bhd                                              1,141,450    417,121      0.0%
*   Anson Perdana Bhd                                                     10,000         --      0.0%
    APM Automotive Holdings Bhd                                          256,900    437,288      0.0%
    Benalec Holdings Bhd                                               4,577,100  1,203,757      0.0%
    Berjaya Assets Bhd                                                   848,300    227,038      0.0%
    Berjaya Corp. Bhd                                                 20,740,900  3,216,083      0.1%
    Berjaya Land Bhd                                                   3,734,000    953,982      0.0%
    BIMB Holdings Bhd                                                  1,434,008  1,863,579      0.1%
    Bintulu Port Holdings Bhd                                             25,900     56,877      0.0%
    BLD Plantation Bhd                                                    21,400     51,863      0.0%
    Bonia Corp. Bhd                                                      857,800    297,100      0.0%
    Boustead Holdings Bhd                                                963,072  1,478,940      0.0%
    Boustead Plantations Bhd                                             199,900     92,352      0.0%
#   Bursa Malaysia Bhd                                                 3,632,100  8,938,671      0.2%
#   Cahya Mata Sarawak Bhd                                             3,237,000  4,265,907      0.1%
    Can-One Bhd                                                          497,700    367,779      0.0%
#   Carlsberg Brewery Malaysia Bhd Class B                             1,144,000  3,861,005      0.1%
    Carotech Bhd                                                         230,650        280      0.0%
#   CB Industrial Product Holding Bhd                                  2,697,240  1,976,016      0.1%
    Chin Teck Plantations Bhd                                             33,000     97,116      0.0%
#   Coastal Contracts Bhd                                              1,749,466  2,125,783      0.1%
    Crescendo Corp. Bhd                                                   64,200     54,673      0.0%
    CSC Steel Holdings Bhd                                               564,800    190,481      0.0%
#   Cypark Resources Bhd                                               1,493,300  1,180,464      0.0%
*   D&O Green Technologies Bhd                                           149,900     12,274      0.0%
    Daibochi Plastic & Packaging Industry Bhd                             46,200     60,126      0.0%
*   Datuk Keramik Holdings Bhd                                            24,000         --      0.0%
*   Daya Materials Bhd                                                15,996,000  1,194,060      0.0%
#   Dayang Enterprise Holdings Bhd                                     2,409,196  2,152,806      0.1%
    DKSH Holdings Malaysia Bhd                                           160,600    302,635      0.0%
    DRB-Hicom Bhd                                                      7,280,700  4,714,870      0.1%
    Dutch Lady Milk Industries Bhd                                       140,200  1,982,024      0.1%
    Eastern & Oriental Bhd                                             6,142,200  5,230,990      0.1%
*   ECM Libra Financial Group Bhd                                        367,466    112,863      0.0%
    Ekovest BHD                                                          125,600     43,537      0.0%
    Engtex Group Bhd                                                     451,700    266,593      0.0%
*   Evergreen Fibreboard Bhd                                             696,200    113,238      0.0%
    Eversendai Corp. Bhd                                               1,278,200    314,255      0.0%
    Faber Group Bhd                                                    1,767,200  1,743,048      0.1%
    FAR East Holdings Bhd                                                 61,500    151,498      0.0%
*   Fountain View Development Bhd                                        808,200         --      0.0%
    George Kent Malaysia BHD                                             389,066    171,807      0.0%
    Globetronics Technology Bhd                                        1,731,760  2,384,719      0.1%
    Glomac Bhd                                                         2,945,400    993,641      0.0%
*   Golden Plus Holding Bhd                                              216,000         --      0.0%
*   Goldis Bhd                                                           604,277    468,578      0.0%
*   Green Packet Bhd                                                   3,430,800    365,322      0.0%
*   Guan Chong Bhd                                                       212,100     70,897      0.0%
    Guinness Anchor Bhd                                                  877,000  3,450,746      0.1%
    GuocoLand Malaysia Bhd                                             1,499,800    716,817      0.0%
    Hai-O Enterprise Bhd                                                 722,380    568,859      0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   HAP Seng Consolidated Bhd                                          3,730,840 $4,993,051       0.1%
    Hap Seng Plantations Holdings Bhd                                  1,686,900  1,328,078       0.0%
#   Hartalega Holdings Bhd                                             1,457,100  3,101,239       0.1%
    Hiap Teck Venture Bhd                                              1,386,900    312,366       0.0%
*   Ho Wah Genting Bhd                                                 1,947,000    106,268       0.0%
    Hock Seng LEE BHD                                                  1,309,416    779,436       0.0%
    Hong Leong Industries Bhd                                            605,900    881,437       0.0%
    Hovid Bhd                                                          2,894,200    347,705       0.0%
    Hua Yang Bhd                                                       1,360,000    958,859       0.0%
*   Hume Industries Bhd                                                  654,372    795,365       0.0%
    Hup Seng Industries Bhd                                              253,333     77,006       0.0%
    Hwang Capital Malaysia Bhd                                           476,900    279,745       0.0%
    I Bhd                                                                425,000     98,991       0.0%
    IGB Corp. Bhd                                                      5,809,555  5,087,927       0.1%
#   IJM Land Bhd                                                       3,270,200  3,417,969       0.1%
#   IJM Plantations Bhd                                                1,730,500  1,889,055       0.1%
#   Inari Amertron Bhd                                                   280,100    255,541       0.0%
    Inch Kenneth Kajang Rubber                                         1,045,300    258,754       0.0%
#   Insas Bhd                                                          4,478,281  1,498,830       0.0%
    Integrax Bhd                                                         191,900    126,652       0.0%
#   Iris Corp. Bhd                                                     9,726,800  1,050,491       0.0%
*   Iskandar Waterfront City Bhd                                       3,000,600  1,360,683       0.0%
*   JAKS Resources Bhd                                                 3,430,900    683,081       0.0%
#   Jaya Tiasa Holdings Bhd                                            2,723,627  1,756,868       0.1%
    JCY International Bhd                                              4,164,400    728,314       0.0%
*   K&N Kenanga Holdings Bhd                                           1,781,560    352,249       0.0%
*   Karambunai Corp. Bhd                                               4,654,100    120,522       0.0%
    Keck Seng Malaysia Bhd                                               828,150  1,523,933       0.0%
    Kian JOO CAN Factory Bhd                                           1,893,880  1,664,115       0.0%
    Kim Loong Resources Bhd                                              292,760    251,059       0.0%
    Kimlun Corp. Bhd                                                     813,900    346,402       0.0%
*   Kinsteel Bhd                                                         365,300     25,030       0.0%
    KLCCP Stapled Group                                                  874,200  1,828,372       0.1%
*   KNM Group Bhd                                                     11,072,950  2,709,317       0.1%
#   Kossan Rubber Industries                                           3,543,700  4,956,838       0.1%
#   KPJ Healthcare Bhd                                                 6,458,025  7,677,401       0.2%
*   Kretam Holdings Bhd                                                3,112,600    487,260       0.0%
*   KSL Holdings Bhd                                                   2,036,466  2,800,718       0.1%
*   KUB Malaysia Bhd                                                   1,353,500    207,944       0.0%
*   Kulim Malaysia Bhd                                                 2,845,300  2,956,518       0.1%
*   Kumpulan Europlus Bhd                                                684,400    218,584       0.0%
    Kumpulan Fima Bhd                                                    897,450    567,640       0.0%
    Kumpulan Perangsang Selangor Bhd                                   2,317,900  1,113,817       0.0%
    Kwantas Corp. Bhd                                                    390,200    237,341       0.0%
    Land & General Bhd                                                 7,240,100  1,255,407       0.0%
*   Landmarks Bhd                                                      1,577,800    580,800       0.0%
    LBS Bina Group Bhd                                                 2,206,100  1,107,061       0.0%
    Lingkaran Trans Kota Holdings Bhd                                    999,500  1,185,009       0.0%
    Lion Industries Corp. Bhd                                          3,189,100    591,333       0.0%
    LPI Capital Bhd                                                      110,680    614,445       0.0%
    Magnum Bhd                                                         3,785,200  3,440,839       0.1%
#   Mah Sing Group Bhd                                                 7,451,024  5,391,250       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Malayan Flour Mills Bhd                                            1,707,450 $  971,271       0.0%
#   Malaysia Building Society Bhd                                        615,605    484,493       0.0%
#*  Malaysian Airline System Bhd                                      31,866,900  2,472,496       0.1%
    Malaysian Bulk Carriers Bhd                                        3,246,700  1,540,509       0.0%
    Malaysian Pacific Industries Bhd                                     562,313    902,785       0.0%
#   Malaysian Resources Corp. Bhd                                     10,516,349  5,052,368       0.1%
    Malton Bhd                                                           816,600    263,445       0.0%
*   Mancon Bhd                                                            12,000         --       0.0%
#   Matrix Concepts Holdings Bhd                                         312,900    285,579       0.0%
    MBM Resources Bhd                                                  1,277,396  1,111,015       0.0%
    Media Chinese International, Ltd.                                  3,632,300  1,027,131       0.0%
#   Media Prima Bhd                                                    6,973,103  4,155,355       0.1%
    Mega First Corp. Bhd                                                 472,600    372,301       0.0%
*   MEMS Technology Bhd                                                1,917,000         --       0.0%
    MHC Plantations Bhd                                                   22,300      7,319       0.0%
    MK Land Holdings BHD                                               3,560,800    514,577       0.0%
#   MKH Bhd                                                            1,490,390  1,521,983       0.0%
    MNRB Holdings Bhd                                                    778,600  1,044,464       0.0%
*   MPHB Capital Bhd                                                     549,700    402,893       0.0%
    Muda Holdings Bhd                                                    358,600    187,052       0.0%
#   Mudajaya Group Bhd                                                 1,826,566  1,155,102       0.0%
#   Muhibbah Engineering M Bhd                                         3,118,350  2,749,154       0.1%
#*  Mulpha International Bhd                                          12,935,100  1,672,013       0.1%
#   My EG Services Bhd                                                 2,910,000  3,556,338       0.1%
    Naim Holdings Bhd                                                  1,382,200  1,435,840       0.0%
    NCB Holdings Bhd                                                   1,147,200    840,538       0.0%
*   Nikko Electronics Bhd                                                 36,600         --       0.0%
    NTPM Holdings Bhd                                                    825,900    178,320       0.0%
    Oldtown Bhd                                                        1,836,550    994,176       0.0%
    Oriental Holdings Bhd                                                182,700    405,914       0.0%
#   OSK Holdings Bhd                                                   4,781,170  3,260,506       0.1%
    Pacific & Orient Bhd                                                 231,100     97,682       0.0%
#   Padini Holdings Bhd                                                3,437,000  1,923,416       0.1%
    Panasonic Manufacturing Malaysia Bhd                                 159,584    921,895       0.0%
*   Panglobal Bhd                                                         14,000         --       0.0%
    Pantech Group Holdings Bhd                                         1,693,600    501,284       0.0%
    Paramount Corp. Bhd                                                  387,625    176,859       0.0%
*   Parkson Holdings Bhd                                               3,428,027  2,627,645       0.1%
#*  Perdana Petroleum Bhd                                              4,471,740  2,202,574       0.1%
#*  Perisai Petroleum Teknologi Bhd                                    7,311,700  2,468,819       0.1%
    Pharmaniaga Bhd                                                      353,360    496,488       0.0%
    Pie Industrial Bhd                                                   174,720    355,883       0.0%
    PJ Development Holdings Bhd                                        2,618,500  1,250,475       0.0%
#   Pos Malaysia Bhd                                                   2,861,100  4,394,218       0.1%
    Power Root Bhd                                                       109,100     58,055       0.0%
    Press Metal Bhd                                                    1,298,300  2,611,341       0.1%
#   Prestariang Bhd                                                    2,107,600  1,089,631       0.0%
*   Prime Utilities Bhd                                                    3,000         --       0.0%
    Protasco Bhd                                                       1,508,300    702,190       0.0%
*   Puncak Niaga Holding Bhd                                           1,353,220  1,361,961       0.0%
#   QL Resources Bhd                                                   3,954,330  4,137,289       0.1%
    RCE Capital Bhd                                                    1,535,850    156,469       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
MALAYSIA -- (Continued)
*   Rimbunan Sawit Bhd                                                 3,389,100 $  685,612       0.0%
    Salcon Bhd                                                         5,027,500  1,131,488       0.0%
    Sarawak Oil Palms Bhd                                                471,360    824,161       0.0%
    Sarawak Plantation Bhd                                               106,600     76,825       0.0%
    Scientex Bhd                                                         525,862  1,143,306       0.0%
*   Scomi Energy Services Bhd                                          3,824,700    878,535       0.0%
#*  Scomi Group Bhd                                                   10,047,900  1,066,582       0.0%
*   Seal, Inc. BHD                                                       913,200    280,755       0.0%
    SEG International Bhd                                                 85,100     37,823       0.0%
    Selangor Dredging Bhd                                              1,118,200    370,541       0.0%
    Selangor Properties Bhd                                              180,800    322,336       0.0%
    Shangri-La Hotels Malaysia Bhd                                       365,900    784,388       0.0%
*   Shell Refining Co. Federation of Malaya Bhd                           30,000     52,373       0.0%
*   Shin Yang Shipping Corp. Bhd                                          40,000      6,148       0.0%
    SHL Consolidated Bhd                                                 277,400    291,889       0.0%
    Southern Acids Malaysia Bhd                                           41,000     56,842       0.0%
#   Star Publications Malaysia Bhd                                     1,633,100  1,280,959       0.0%
    Subur Tiasa Holdings Bhd                                             140,075     91,471       0.0%
    Sunway Bhd                                                         4,652,260  4,881,423       0.1%
#   Supermax Corp. Bhd                                                 5,402,500  3,829,388       0.1%
    Suria Capital Holdings Bhd                                           715,500    565,938       0.0%
    Syarikat Takaful Malaysia Bhd                                        454,100  1,642,995       0.0%
    Symphony Life Bhd                                                  1,071,526    342,451       0.0%
    Ta Ann Holdings Bhd                                                1,150,508  1,346,719       0.0%
    TA Enterprise Bhd                                                  9,078,000  2,402,349       0.1%
    TA Global Bhd                                                      9,407,440  1,001,783       0.0%
    TAHPS Group Bhd                                                        4,000      9,607       0.0%
*   Talam Transform Bhd                                                5,106,500    163,360       0.0%
    Taliworks Corp. Bhd                                                  120,700     72,668       0.0%
    Tambun Indah Land Bhd                                              1,291,400    966,254       0.0%
#   TAN Chong Motor Holdings Bhd                                       1,992,000  2,507,219       0.1%
*   Tanjung Offshore Bhd                                               2,906,700    404,694       0.0%
    Tasek Corp. Bhd                                                       75,900    385,110       0.0%
#   TDM Bhd                                                            6,981,400  1,964,231       0.1%
#*  TH Heavy Engineering Bhd                                           6,433,100  1,248,938       0.0%
    TH Plantations Bhd                                                 1,665,860    856,370       0.0%
#*  Time dotCom Bhd                                                    1,821,888  2,868,966       0.1%
    Tiong NAM Logistics Holdings                                       1,927,200    650,658       0.0%
#   Top Glove Corp. Bhd                                                3,212,160  4,778,793       0.1%
#   Tropicana Corp. Bhd                                                4,108,800  1,636,560       0.0%
#   TSH Resources Bhd                                                  3,704,100  2,680,245       0.1%
#   Tune Ins Holdings Bhd                                              1,108,200    731,384       0.0%
    Uchi Technologies Bhd                                              1,476,400    633,178       0.0%
    Unisem M Bhd                                                       4,669,690  2,399,236       0.1%
    United Malacca Bhd                                                   396,150    821,642       0.0%
    United Plantations Bhd                                               484,400  3,770,868       0.1%
    United U-Li Corp. BHD                                                257,900    135,019       0.0%
#   UOA Development Bhd                                                3,211,900  2,068,638       0.1%
#*  Uzma Bhd                                                             610,200    640,380       0.0%
    VS Industry Bhd                                                      762,026    574,930       0.0%
    Wah Seong Corp. Bhd                                                2,471,638  1,246,456       0.0%
#   WCT Holdings Bhd                                                   6,637,861  4,383,894       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
MALAYSIA -- (Continued)
    Wellcall Holdings Bhd                                               293,600 $    145,565       0.0%
    Wing Tai Malaysia Bhd                                               724,500      440,385       0.0%
    WTK Holdings Bhd                                                  3,019,100    1,138,829       0.0%
#   Yinson Holdings BHD                                               2,891,600    2,558,920       0.1%
    YNH Property Bhd                                                  2,159,885    1,359,057       0.0%
    YTL E-Solutions Bhd                                               3,485,600      630,735       0.0%
*   YTL Land & Development Bhd                                        1,352,200      376,237       0.0%
    Zhulian Corp. Bhd                                                 1,171,233      762,890       0.0%
                                                                                ------------       ---
TOTAL MALAYSIA                                                                   283,665,087       5.8%
                                                                                ------------       ---
MEXICO -- (4.3%)
#   Alpek S.A.B. de C.V.                                              1,145,410    2,015,870       0.0%
#*  Alsea S.A.B. de C.V.                                              4,466,994   14,001,806       0.3%
    Arca Continental S.A.B. de C.V.                                     408,956    2,632,989       0.1%
#*  Axtel S.A.B. de C.V.                                              8,265,993    2,203,651       0.1%
#   Banregio Grupo Financiero S.A.B. de C.V.                          1,587,291    9,194,000       0.2%
*   Bio Pappel S.A.B. de C.V.                                           547,937    1,086,414       0.0%
#   Bolsa Mexicana de Valores S.A.B. de C.V.                          3,784,064    7,955,210       0.2%
#   Cia Minera Autlan S.A.B. de C.V. Series B                           885,151      998,455       0.0%
#   Compartamos S.A.B. de C.V.                                        3,957,362    8,816,178       0.2%
#*  Consorcio ARA S.A.B. de C.V. Series *                             7,488,137    3,414,251       0.1%
    Controladora Comercial Mexicana S.A.B. de C.V.                      327,677    1,296,230       0.0%
    Corp. Actinver S.A.B. de C.V.                                       161,282      195,940       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B                                 3,194,830       24,360       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                           2,629,182    5,779,173       0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B      960,372      638,287       0.0%
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.                         1,323          540       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                             861,300    2,892,267       0.1%
    Corporativo Fragua S.A.B. de C.V.                                         3           54       0.0%
*   Corporativo GBM S.A.B. de C.V.                                       22,477       26,289       0.0%
    Cydsa S.A.B. de C.V.                                                  3,875        9,493       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                                 781,820      130,303       0.0%
*   Empaques Ponderosa S.A. de C.V.                                     206,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.                                       3,558,526    6,328,911       0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                           776,820    5,538,727       0.1%
*   Financiera Independencia S.A.B. de C.V.                             199,935      103,187       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                  7,354,004   18,627,686       0.4%
#*  Gruma S.A.B. de C.V. Class B                                      1,606,949   17,652,722       0.4%
*   Gruma S.A.B. de C.V. Sponsored ADR                                   31,770    1,397,245       0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                                   1,575,626    2,465,307       0.1%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.               1,896,020    9,405,301       0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR               3,642      144,223       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  74,739    5,093,463       0.1%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B           2,116,469   14,454,778       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                  100,208   13,496,013       0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B              724,790    9,771,512       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                          822,000    2,135,842       0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                             1,876,709    6,508,294       0.1%
#*  Grupo Famsa S.A.B. de C.V. Class A                                1,682,548    1,749,238       0.0%
    Grupo Financiero Interacciones S.A. de C.V.                         335,784    2,742,127       0.1%
#   Grupo Herdez S.A.B. de C.V. Series *                              1,190,783    3,059,582       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                      592,181      923,479       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.                             244,931 $    618,227       0.0%
    Grupo KUO S.A.B. de C.V. Series B                                    708,433    1,547,202       0.0%
#*  Grupo Pochteca S.A.B. de C.V.                                        547,728      603,604       0.0%
*   Grupo Posadas S.A.B. de C.V.                                         198,900      347,101       0.0%
*   Grupo Qumma S.A. de C.V. Series B                                    105,334           --       0.0%
#   Grupo Sanborns S.A.B. de C.V.                                        225,221      359,584       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                                  960,646    4,236,009       0.1%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                               5,180       67,185       0.0%
#*  Grupo Sports World S.A.B. de C.V.                                    384,528      728,151       0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                                 23,558    1,440,572       0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                           713,845    3,629,590       0.1%
#*  Industrias CH S.A.B. de C.V. Series B                              1,696,510    9,294,979       0.2%
#*  Inmuebles Carso S.A.B. de C.V.                                       340,447      372,902       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                           4,234,853      754,750       0.0%
    Megacable Holdings S.A.B. de C.V.                                    797,354    3,650,968       0.1%
*   Minera Frisco S.A.B. de C.V.                                          45,547       80,499       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                                  954,940    1,506,914       0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.            1,454,679   20,065,469       0.4%
#   Qualitas Controladora S.A.B. de C.V.                                 507,002    1,317,744       0.0%
*   Sanluis Corp. S.A.B. de C.V.(2385783)                                  4,642           --       0.0%
*   Sanluis Corp. S.A.B. de C.V.(B0507N6)                                 90,235      319,629       0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B                                   4,642           --       0.0%
*   Sanluis Rassini S.A.P.I. de C.V. Series A                              3,300           --       0.0%
*   Savia SA Class A                                                     610,700           --       0.0%
#   TV Azteca S.A.B. de C.V.                                           8,731,190    4,564,565       0.1%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                            2,371,991          712       0.0%
#*  Vitro S.A.B. de C.V. Series A                                        791,268    2,030,723       0.0%
                                                                                 ------------       ---
TOTAL MEXICO                                                                      242,446,476       4.9%
                                                                                 ------------       ---
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                                    3,430,211      538,314       0.0%
    Alsons Consolidated Resources, Inc.                                8,261,000      357,211       0.0%
    Atlas Consolidated Mining & Development                            4,970,900    1,327,478       0.0%
    Belle Corp.                                                       32,827,700    3,830,207       0.1%
    Cebu Air, Inc.                                                     1,363,330    2,233,475       0.1%
    Cebu Holdings, Inc.                                                3,291,900      378,151       0.0%
    Century Properties Group, Inc.                                    24,686,722      594,745       0.0%
    China Banking Corp.                                                  972,061    1,063,559       0.0%
    COL Financial Group, Inc.                                            130,900       42,335       0.0%
    Cosco Capital, Inc.                                                  567,300       98,714       0.0%
    D&L Industries, Inc.                                               8,726,700    2,662,246       0.1%
*   East West Banking Corp.                                              898,500      518,623       0.0%
    EEI Corp.                                                          3,567,700      889,510       0.0%
*   Empire East Land Holdings, Inc.                                   20,479,000      401,556       0.0%
    Energy Development Corp.                                           1,254,800      215,261       0.0%
    Filinvest Development Corp.                                        3,314,322      335,308       0.0%
    Filinvest Land, Inc.                                              97,563,577    3,349,758       0.1%
    First Gen Corp.                                                   10,673,100    6,156,272       0.1%
    First Philippine Holdings Corp.                                    2,105,270    4,080,310       0.1%
    Leisure & Resorts World Corp.                                      2,750,840      588,221       0.0%
*   Lepanto Consolidated Mining Co.                                   38,640,000      284,431       0.0%
    Lopez Holdings Corp.                                              15,513,300    2,298,452       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Manila Water Co., Inc.                                             7,136,500 $ 4,592,800       0.1%
*   Megawide Construction Corp.                                        2,050,531     407,172       0.0%
    Megaworld Corp.                                                    5,477,300     605,299       0.0%
*   Metro Pacific Corp. Series A                                       1,827,193          --       0.0%
    Metro Pacific Investments Corp.                                      380,500      43,060       0.0%
*   Pepsi-Cola Products Philippines, Inc.                             10,979,900   1,142,846       0.0%
    Petron Corp.                                                       2,741,200     721,313       0.0%
*   Philex Petroleum Corp.                                               287,100      41,234       0.0%
*   Philippine Bank of Communications                                     14,726      12,491       0.0%
*   Philippine National Bank                                           1,575,305   2,966,449       0.1%
*   Philippine National Construction Corp.                               173,000       3,543       0.0%
    Philippine Savings Bank                                              356,863     893,003       0.0%
    Philippine Stock Exchange, Inc. (The)                                113,232     732,845       0.0%
*   Philippine Townships, Inc.                                           318,732          --       0.0%
*   Philtown Properties, Inc.                                            111,562          --       0.0%
    Philweb Corp.                                                      3,070,740     363,478       0.0%
    Phinma Corp.                                                         135,549      31,160       0.0%
    Phoenix Petroleum Philippines, Inc.                                  892,880      81,130       0.0%
    Puregold Price Club, Inc.                                          2,443,000   1,884,455       0.0%
    RFM Corp.                                                          8,845,668     983,377       0.0%
    Rizal Commercial Banking Corp.                                     2,713,620   3,205,830       0.1%
    Robinsons Land Corp.                                              12,110,305   6,624,744       0.1%
    San Miguel Pure Foods Co., Inc.                                       83,210     427,458       0.0%
    Security Bank Corp.                                                1,547,208   4,954,794       0.1%
    Semirara Mining and Power Corp.                                    1,034,800   2,790,963       0.1%
    Shang Properties, Inc.                                                63,970       4,647       0.0%
    Trans-Asia Oil & Energy Development Corp.                         13,406,000     717,488       0.0%
    Union Bank of the Philippines                                        743,260   1,949,115       0.1%
*   Universal Rightfield Property Holdings, Inc.                       1,062,000          --       0.0%
    Universal Robina Corp.                                               434,245   1,798,734       0.0%
*   Victorias Milling Co., Inc.                                          231,600      24,578       0.0%
    Vista Land & Lifescapes, Inc.                                     33,060,800   4,531,239       0.1%
                                                                                 -----------       ---
TOTAL PHILIPPINES                                                                 74,779,382       1.5%
                                                                                 -----------       ---
POLAND -- (1.8%)
    ABC Data SA                                                          129,926     147,718       0.0%
    Action SA                                                             19,311     266,687       0.0%
*   Agora SA                                                             260,754     622,631       0.0%
*   Alchemia SA                                                          295,903     440,297       0.0%
*   Alior Bank SA                                                         40,066     890,605       0.0%
#   Amica Wronki SA                                                       12,959     413,423       0.0%
*   AmRest Holdings SE                                                    58,462   1,545,644       0.1%
    Apator SA                                                             54,682     609,081       0.0%
    Asseco Poland SA                                                     656,782   9,749,693       0.2%
    ATM SA                                                                64,541     222,993       0.0%
*   Bioton SA                                                            488,557     609,543       0.0%
*   Boryszew SA                                                        1,238,906   2,355,279       0.1%
    Budimex SA                                                           106,377   4,246,709       0.1%
    CCC SA                                                               129,831   4,979,358       0.1%
#*  CD Projekt SA                                                        727,757   3,610,543       0.1%
    Ciech SA                                                             295,749   3,570,436       0.1%
    ComArch SA                                                             2,740      77,614       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
POLAND -- (Continued)
    Dom Development SA                                                    4,673 $   62,701       0.0%
    Eko Export SA                                                        46,236    406,059       0.0%
    Elektrobudowa SA                                                      8,568    197,959       0.0%
    Emperia Holding SA                                                   82,621  1,179,815       0.0%
    Eurocash SA                                                         199,667  1,963,046       0.1%
    Fabryki Mebli Forte SA                                              106,283  1,798,206       0.1%
    Famur SA                                                            350,412    345,548       0.0%
*   Farmacol SA                                                          50,868    768,090       0.0%
    Firma Oponiarska Debica SA                                           29,862    961,194       0.0%
#*  Getin Holding SA                                                  2,582,004  1,871,333       0.1%
*   Getin Noble Bank SA                                                 309,777    239,372       0.0%
*   Global City Holdings NV                                              53,690    619,617       0.0%
    Grupa Azoty SA                                                       98,081  1,826,059       0.1%
    Grupa Azoty Zaklady Chemiczne Police SA                              76,751    493,589       0.0%
    Grupa Kety SA                                                        52,232  4,315,203       0.1%
*   Grupa Lotos SA                                                      645,490  4,986,549       0.1%
*   Hawe SA                                                             846,548    591,375       0.0%
*   Impexmetal SA                                                       925,041    741,610       0.0%
#*  Integer.pl SA                                                        17,419  1,035,754       0.0%
    Inter Cars SA                                                        23,846  1,444,793       0.0%
#*  Jastrzebska Spolka Weglowa SA                                       157,382  1,352,479       0.0%
*   Kernel Holding SA                                                   321,429  2,538,559       0.1%
*   Kopex SA                                                            214,308    725,582       0.0%
*   KRUK SA                                                              40,424  1,293,535       0.0%
*   LC Corp. SA                                                         192,664    103,512       0.0%
    Lentex SA                                                           203,837    513,571       0.0%
    LPP SA                                                                  689  2,056,901       0.1%
    Lubelski Wegiel Bogdanka SA                                         274,756  9,120,473       0.2%
*   MCI Management SA                                                   225,220    674,590       0.0%
#*  Midas SA                                                          2,169,441    392,380       0.0%
*   Mostostal Zabrze SA                                                 453,910    302,023       0.0%
    Netia SA                                                          2,145,858  3,548,221       0.1%
    Neuca SA                                                             16,095  1,062,586       0.0%
    Orbis SA                                                            132,247  1,442,274       0.0%
    Pelion SA                                                            47,515  1,023,629       0.0%
*   Pfleiderer Grajewo SA                                                26,312    244,227       0.0%
*   Polimex-Mostostal SA                                              3,287,314     88,113       0.0%
*   Polnord SA                                                          227,279    494,849       0.0%
*   Polski Koncern Miesny Duda SA                                       161,488    338,287       0.0%
*   Rafako SA                                                           320,028    487,666       0.0%
*   Rovese SA                                                         2,276,863    993,055       0.0%
*   Stalexport Autostrady SA                                            282,703    230,861       0.0%
    Stalprodukt SA                                                        9,034    738,064       0.0%
*   Sygnity SA                                                           54,489    267,678       0.0%
#   Synthos SA                                                          950,811  1,181,584       0.0%
#*  Trakcja SA                                                        2,364,349    780,400       0.0%
*   TVN SA                                                            1,351,909  6,063,227       0.1%
*   Vistula Group SA                                                    905,469    456,824       0.0%
    Warsaw Stock Exchange                                               171,071  2,236,688       0.1%
    Wawel SA                                                                646    176,616       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
POLAND -- (Continued)
    Zespol Elektrowni Patnow Adamow Konin SA                             47,291 $    442,525       0.0%
                                                                                ------------       ---
TOTAL POLAND                                                                     101,577,105       2.1%
                                                                                ------------       ---
SOUTH AFRICA -- (7.3%)
#*  Adcock Ingram Holdings, Ltd.                                        945,633    4,239,474       0.1%
    Adcorp Holdings, Ltd.                                               638,727    1,969,285       0.0%
    Advtech, Ltd.                                                     2,067,028    1,545,615       0.0%
    Aeci, Ltd.                                                          874,500    9,805,655       0.2%
#   African Bank Investments, Ltd.                                    5,287,877      148,620       0.0%
    African Oxygen, Ltd.                                                853,971    1,501,729       0.0%
    Allied Electronics Corp., Ltd.                                      194,270      365,611       0.0%
*   ArcelorMittal South Africa, Ltd.                                  1,256,981    3,722,625       0.1%
#   Astral Foods, Ltd.                                                  336,669    4,628,437       0.1%
#*  Aveng, Ltd.                                                       3,738,805    6,872,954       0.1%
    AVI, Ltd.                                                         2,864,947   18,683,109       0.4%
    Barloworld, Ltd.                                                  1,322,234   11,486,919       0.2%
*   Basil Read Holdings, Ltd.                                           325,585      144,523       0.0%
*   Bell Equipment, Ltd.                                                 62,283       77,235       0.0%
    Blue Label Telecoms, Ltd.                                         3,010,829    2,661,811       0.1%
*   Brait SE                                                            490,067    3,683,677       0.1%
    Business Connexion Group, Ltd.                                    1,486,408      859,724       0.0%
#   Capitec Bank Holdings, Ltd.                                         238,749    6,303,351       0.1%
    Cashbuild, Ltd.                                                     181,247    2,550,095       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                        305,099      411,985       0.0%
    City Lodge Hotels, Ltd.                                             271,241    3,024,270       0.1%
#   Clicks Group, Ltd.                                                2,503,733   17,074,770       0.4%
    Clover Industries, Ltd.                                             876,952    1,569,646       0.0%
*   Consolidated Infrastructure Group, Ltd.                             369,409    1,069,714       0.0%
    Coronation Fund Managers, Ltd.                                    1,346,747   11,660,676       0.2%
*   Corpgro, Ltd.                                                       241,136           --       0.0%
    Cullinan Holdings, Ltd.                                             197,115       40,212       0.0%
    Datacentrix Holdings, Ltd.                                          641,400      226,164       0.0%
    DataTec, Ltd.                                                     1,594,491    8,026,779       0.2%
    Distell Group, Ltd.                                                 234,978    2,842,411       0.1%
    Distribution and Warehousing Network, Ltd.                          258,997      173,876       0.0%
    DRDGOLD, Ltd.                                                     2,796,971      778,292       0.0%
    EOH Holdings, Ltd.                                                  815,234    7,955,474       0.2%
*   Eqstra Holdings, Ltd.                                             1,879,251      882,569       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                             113,631       41,619       0.0%
#   Famous Brands, Ltd.                                                 482,507    4,747,058       0.1%
#   Foschini Group, Ltd. (The)                                        1,278,900   14,457,346       0.3%
    Grand Parade Investments, Ltd.                                    2,269,420    1,463,629       0.0%
    Grindrod, Ltd.                                                    3,782,084    7,754,224       0.2%
    Group Five, Ltd.                                                    928,791    3,176,658       0.1%
*   Harmony Gold Mining Co., Ltd.                                       601,700      971,981       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR                       2,826,385    4,578,744       0.1%
    Holdsport, Ltd.                                                     107,084      442,416       0.0%
*   Howden Africa Holdings, Ltd.                                          9,069       34,618       0.0%
    Hudaco Industries, Ltd.                                             229,223    2,014,804       0.0%
*   Hulamin, Ltd.                                                       808,759      500,602       0.0%
    Iliad Africa, Ltd.                                                  233,033      145,854       0.0%
    Illovo Sugar, Ltd.                                                1,768,890    4,237,662       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Invicta Holdings, Ltd.                                              116,323 $  1,068,458       0.0%
*   JCI, Ltd.                                                         3,131,151           --       0.0%
#*  JD Group, Ltd.                                                    1,277,054    2,857,222       0.1%
    JSE, Ltd.                                                           715,512    6,966,675       0.1%
    KAP Industrial Holdings, Ltd.                                     2,542,018    1,030,676       0.0%
#   Lewis Group, Ltd.                                                   970,759    5,844,320       0.1%
    Massmart Holdings, Ltd.                                              53,721      580,739       0.0%
    Merafe Resources, Ltd.                                            9,455,242      874,318       0.0%
    Metair Investments, Ltd.                                            958,518    3,259,725       0.1%
    Mpact, Ltd.                                                       1,292,778    4,169,798       0.1%
    Murray & Roberts Holdings, Ltd.                                   3,362,776    6,907,898       0.1%
    Mustek, Ltd.                                                        740,975      524,760       0.0%
    Nampak, Ltd.                                                      2,719,764   11,091,128       0.2%
*   Northam Platinum, Ltd.                                            2,703,360    8,353,799       0.2%
    Nu-World Holdings, Ltd.                                              28,894       70,786       0.0%
    Oceana Group, Ltd.                                                  369,193    2,543,232       0.1%
    Octodec Investments, Ltd.                                            15,312       31,722       0.0%
    Omnia Holdings, Ltd.                                                586,831   11,713,180       0.2%
    Peregrine Holdings, Ltd.                                          1,120,797    2,337,657       0.1%
    Petmin, Ltd.                                                      1,215,428      181,891       0.0%
#   Pick n Pay Stores, Ltd.                                           1,270,977    6,147,059       0.1%
    Pinnacle Holdings, Ltd.                                           1,141,564    1,259,762       0.0%
    Pioneer Foods, Ltd.                                                 738,246    7,965,567       0.2%
    PPC, Ltd.                                                         4,672,984   12,536,595       0.3%
#   PSG Group, Ltd.                                                     804,926    8,397,414       0.2%
*   Quantum Foods Holdings                                              714,130      197,475       0.0%
    Raubex Group, Ltd.                                                  980,209    1,979,583       0.0%
    RCL Foods, Ltd.                                                     490,053      709,670       0.0%
    Resilient Property Income Fund, Ltd.                                225,124    1,663,057       0.0%
#   Reunert, Ltd.                                                     1,480,382    7,813,220       0.2%
*   Royal Bafokeng Platinum, Ltd.                                       441,740    2,343,953       0.1%
    Santam, Ltd.                                                        123,232    2,284,040       0.0%
*   Sappi, Ltd.                                                       4,863,405   19,262,207       0.4%
    Sibanye Gold, Ltd.                                                4,294,147    8,090,957       0.2%
    Sibanye Gold, Ltd. Sponsored ADR                                    611,009    4,490,916       0.1%
#   Spar Group, Ltd. (The)                                            1,304,149   15,258,631       0.3%
    Spur Corp., Ltd.                                                    580,548    1,640,521       0.0%
*   Stefanutti Stocks Holdings, Ltd.                                    524,569      318,457       0.0%
    Sun International, Ltd.                                             901,369   10,096,536       0.2%
*   Super Group, Ltd.                                                 2,673,574    7,655,591       0.2%
*   Telkom SA SOC, Ltd.                                               2,411,246   12,813,649       0.3%
    Times Media Group, Ltd.                                              82,884      146,629       0.0%
    Tongaat Hulett, Ltd.                                                819,141   10,808,964       0.2%
    Trencor, Ltd.                                                     1,033,773    6,234,479       0.1%
    Truworths International, Ltd.                                        56,331      386,054       0.0%
    Tsogo Sun Holdings, Ltd.                                             72,564      182,158       0.0%
    Value Group, Ltd.                                                   363,719      144,834       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                     447,982    5,279,619       0.1%
    Zeder Investments, Ltd.                                           4,089,733    2,151,771       0.0%
                                                                                ------------       ---
TOTAL SOUTH AFRICA                                                               410,221,854       8.3%
                                                                                ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (12.7%)
#*  3S Korea Co., Ltd.                                                 15,208 $   41,731       0.0%
#   Able C&C Co., Ltd.                                                 55,911  1,198,943       0.0%
#*  Actoz Soft Co., Ltd.                                               29,003    856,979       0.0%
#*  Advanced Process Systems Corp.                                    112,505    701,900       0.0%
#   Aekyung Petrochemical Co., Ltd.                                     6,167    423,598       0.0%
#   AfreecaTV Co., Ltd.                                                55,144  1,513,447       0.0%
#   Agabang&Company                                                   143,268  1,107,994       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                                  25,660    356,108       0.0%
#   Ahnlab, Inc.                                                        5,838    197,411       0.0%
#*  AJ Rent A Car Co., Ltd.                                            76,565  1,215,365       0.0%
#   AK Holdings, Inc.                                                  14,568    970,756       0.0%
#*  Aminologics Co., Ltd.                                              36,345     41,260       0.0%
#*  Amotech Co., Ltd.                                                  45,129    373,254       0.0%
*   Anam Electronics Co., Ltd.                                        112,430     80,762       0.0%
#   Anapass, Inc.                                                      42,039    427,175       0.0%
#   Asia Cement Co., Ltd.                                               9,994  1,018,755       0.0%
#   ASIA Holdings Co., Ltd.                                             5,611    778,798       0.0%
#   Asia Paper Manufacturing Co., Ltd.                                 28,021    776,030       0.0%
*   Asiana Airlines, Inc.                                             595,701  2,238,357       0.1%
    AtlasBX Co., Ltd.                                                  38,736  1,413,643       0.0%
*   AUK Corp.                                                         199,140    299,919       0.0%
#   Autech Corp.                                                       52,319    299,040       0.0%
*   Avaco Co., Ltd.                                                    44,746    150,625       0.0%
#   Baiksan Co., Ltd.                                                  58,310    248,186       0.0%
#   Basic House Co., Ltd. (The)                                        37,960    680,084       0.0%
#*  BH Co., Ltd.                                                       71,979    419,970       0.0%
#   BHI Co., Ltd.                                                      26,142    327,972       0.0%
#   Binggrae Co., Ltd.                                                 26,617  2,059,465       0.1%
#   Bioland, Ltd.                                                      45,866  1,052,526       0.0%
#*  Biotoxtech Co., Ltd.                                                4,621     13,330       0.0%
#   Bluecom Co., Ltd.                                                  48,205    536,067       0.0%
*   Bongshin Co., Ltd.                                                      2         --       0.0%
    Bookook Securities Co., Ltd.                                        7,410    103,128       0.0%
#*  Boryung Medience Co., Ltd.                                         28,638    272,106       0.0%
#   Boryung Pharmaceutical Co., Ltd.                                   23,013    902,516       0.0%
    Bukwang Pharmaceutical Co., Ltd.                                   81,519  1,517,888       0.0%
    BYC Co., Ltd.                                                         710    188,677       0.0%
#   Byucksan Corp.                                                    181,908  1,079,971       0.0%
#   CammSys Corp.                                                     176,838    253,678       0.0%
#*  Capro Corp.                                                       153,464    404,367       0.0%
#*  Celltrion Pharm, Inc.                                              62,265    544,067       0.0%
#*  Chabiotech Co., Ltd.                                              151,362  2,082,826       0.1%
*   Chadiostech Co., Ltd.                                              57,058    146,921       0.0%
#*  Charm Engineering Co., Ltd.                                        42,800     54,505       0.0%
#   Chemtronics Co., Ltd.                                              42,261    324,453       0.0%
#*  Chin Hung International, Inc.                                     116,265    149,762       0.0%
#*  China Great Star International, Ltd.                              313,956    683,678       0.0%
#*  China Ocean Resources Co., Ltd.                                   457,275    567,787       0.0%
#*  Choa Pharmaceutical Co.                                            53,419    188,517       0.0%
    Chokwang Paint, Ltd.                                               41,364    332,570       0.0%
    Chong Kun Dang Pharmaceutical Corp.                                34,126  2,271,818       0.1%
    Chongkundang Holdings Corp.                                        16,130  1,188,356       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Choong Ang Vaccine Laboratory                                      20,890 $  343,393       0.0%
    Chosun Refractories Co., Ltd.                                       4,389    546,410       0.0%
#   Chungdahm Learning, Inc.                                           17,619    203,411       0.0%
#   CJ CGV Co., Ltd.                                                   63,320  3,105,164       0.1%
*   CJ E&M Corp.                                                       97,431  3,051,191       0.1%
*   CJ Freshway Corp.                                                  12,400    539,576       0.0%
#*  CJ Korea Express Co., Ltd.                                         16,826  3,039,026       0.1%
    CJ O Shopping Co., Ltd.                                             8,514  2,091,111       0.1%
#*  CJ Seafood Corp.                                                   91,710    219,723       0.0%
#   CKD Bio Corp.                                                      22,282    497,299       0.0%
#*  CNK International Co., Ltd.                                        59,774     96,479       0.0%
#*  Com2uSCorp                                                         16,817  3,061,524       0.1%
#   Cosmax BTI, Inc.                                                   90,252  4,309,212       0.1%
#*  CosmoAM&T Co., Ltd.                                                51,209    157,910       0.0%
#*  Cosmochemical Co., Ltd.                                            52,090    248,883       0.0%
#   Credu Corp.                                                        11,472    775,561       0.0%
#   Crown Confectionery Co., Ltd.                                       3,241    565,577       0.0%
#*  CTC BIO, Inc.                                                      67,304    878,971       0.0%
#*  CUROCOM Co., Ltd.                                                 182,360    200,367       0.0%
#*  D.I Corp.                                                          87,180    625,103       0.0%
#*  D.ID Corp.                                                         68,169    103,748       0.0%
    Dae Dong Industrial Co., Ltd.                                      59,724    579,494       0.0%
    Dae Han Flour Mills Co., Ltd.                                       6,486  1,201,859       0.0%
#   Dae Hyun Co., Ltd.                                                108,890    312,236       0.0%
    Dae Won Kang Up Co., Ltd.                                         115,802    695,025       0.0%
#*  Dae Young Packaging Co., Ltd.                                     355,967    296,981       0.0%
#   Dae-Il Corp.                                                       75,338    460,269       0.0%
#*  Daea TI Co., Ltd.                                                 327,849    461,919       0.0%
#*  Daechang Co., Ltd.                                                319,448    240,034       0.0%
    Daechang Forging Co., Ltd.                                          1,367     59,471       0.0%
#   Daeduck Electronics Co.                                           182,896  1,549,123       0.1%
#   Daeduck GDS Co., Ltd.                                              94,712    940,097       0.0%
    Daegu Department Store                                             27,282    389,904       0.0%
#*  Daehan New Pharm Co., Ltd.                                         27,066    465,063       0.0%
    Daehan Steel Co., Ltd.                                             79,022    459,023       0.0%
*   Daeho International Corp.                                             543         --       0.0%
    Daehwa Pharmaceutical Co., Ltd.                                    63,319    514,301       0.0%
    Daekyo Co., Ltd.                                                   72,780    506,969       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                        139,260    234,875       0.0%
#   Daesang Corp.                                                     116,870  4,539,700       0.1%
#   Daesang Holdings Co., Ltd.                                         68,612  1,337,755       0.0%
    Daesung Holdings Co., Ltd.                                         25,502    293,566       0.0%
    Daewon Pharmaceutical Co., Ltd.                                    54,481    842,770       0.0%
    Daewon San Up Co., Ltd.                                            44,650    481,193       0.0%
    Daewoong Co., Ltd.                                                  5,293    254,893       0.0%
    Daewoong Pharmaceutical Co., Ltd.                                  23,674  1,544,977       0.1%
*   Dahaam E-Tec Co., Ltd.                                              2,100      6,632       0.0%
    Daishin Securities Co., Ltd.                                      198,340  1,903,593       0.1%
#*  Danal Co., Ltd.                                                     4,730     38,498       0.0%
#   Daou Data Corp.                                                    57,148    296,080       0.0%
    Daou Technology, Inc.                                             167,950  1,748,130       0.1%
#*  Dasan Networks, Inc.                                               97,981    565,806       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                      ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Daum Communications Corp.                                          55,806 $ 7,652,822       0.2%
#   Dawonsys Co., Ltd.                                                 43,550     618,899       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                        315,450     557,861       0.0%
    DCM Corp.                                                          23,263     340,499       0.0%
#*  Deutsch Motors, Inc.                                               57,548     226,883       0.0%
    DGB Financial Group, Inc.                                         721,377  10,286,948       0.2%
    Digital Chosun Co., Ltd.                                            4,745      25,227       0.0%
#   Digital Power Communications Co., Ltd.                             50,540     176,507       0.0%
#*  Digitech Systems Co., Ltd.                                         68,918      51,266       0.0%
#*  DIO Corp.                                                          66,510     473,559       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                                    26,398     476,085       0.0%
#*  Dong Yang Gang Chul Co., Ltd.                                     144,840     322,655       0.0%
    Dong-A Socio Holdings Co., Ltd.                                    13,294   1,825,270       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.                           30,200     224,004       0.0%
    Dong-Il Corp.                                                       3,566     306,837       0.0%
#   Dongaone Co., Ltd.                                                111,180     325,226       0.0%
#   Dongbang Transport Logistics Co., Ltd.                             75,370     132,851       0.0%
#*  Dongbu CNI Co., Ltd.                                               20,390      44,311       0.0%
#*  Dongbu Corp.                                                       50,557      56,254       0.0%
#*  Dongbu HiTek Co., Ltd.                                            151,833     752,429       0.0%
*   Dongbu Securities Co., Ltd.                                       187,454     702,079       0.0%
#*  Dongbu Steel Co., Ltd.                                            244,720     396,318       0.0%
    Dongil Industries Co., Ltd.                                         5,791     342,753       0.0%
#   Dongjin Semichem Co., Ltd.                                        140,811     506,801       0.0%
#*  Dongkook Industrial Co., Ltd.                                     124,790     341,740       0.0%
#   DongKook Pharmaceutical Co., Ltd.                                  26,266   1,085,092       0.0%
    Dongkuk Industries Co., Ltd.                                       81,013     325,445       0.0%
#   Dongkuk Steel Mill Co., Ltd.                                      343,023   2,035,712       0.1%
#   Dongkuk Structure & Construction Co., Ltd.                        138,512     529,225       0.0%
    Dongsuh Co., Inc.                                                  28,699     560,502       0.0%
#   Dongsung Chemical Co., Ltd.                                         8,700     131,903       0.0%
#   Dongsung Holdings Co., Ltd.                                       124,153     820,933       0.0%
#   Dongsung Pharmaceutical Co., Ltd.                                  78,985     388,560       0.0%
*   Dongwha Enterprise Co., Ltd.                                        5,538     128,695       0.0%
#   Dongwha Pharm Co., Ltd.                                           119,165     680,379       0.0%
    Dongwon F&B Co., Ltd.                                               6,814   2,235,200       0.1%
#   Dongwon Industries Co., Ltd.                                        5,912   1,814,015       0.1%
#*  Dongwon Systems Corp.                                               5,977     156,238       0.0%
*   Dongwoo Co., Ltd.                                                  58,857     180,838       0.0%
    Dongyang E&P, Inc.                                                 35,068     320,817       0.0%
    Dongyang Mechatronics Corp.                                       148,648   1,093,248       0.0%
#*  Doosan Engine Co., Ltd.                                           152,602     877,714       0.0%
#*  Doosan Engineering & Construction Co., Ltd.                        24,154     239,094       0.0%
*   Doosan Infracore Co., Ltd.                                        113,280   1,146,444       0.0%
#*  Dragonfly GF Co., Ltd.                                             32,142     309,744       0.0%
#   DRB Holding Co., Ltd.                                              57,798     887,679       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                          70,322     708,761       0.0%
#   DuzonBIzon Co., Ltd.                                              124,375     819,030       0.0%
*   e Tec E&C, Ltd.                                                     1,669     135,899       0.0%
#   e-LITECOM Co., Ltd.                                                39,437     537,473       0.0%
#*  e-Starco Co., Ltd.                                                153,747     442,883       0.0%
    E1 Corp.                                                           15,150   1,016,580       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Eagon Industries Co., Ltd.                                         29,742 $  455,287       0.0%
#   Easy Bio, Inc.                                                    180,267    944,864       0.0%
#*  Ecopro Co., Ltd.                                                   51,772    440,664       0.0%
#   EG Corp.                                                           25,782    455,223       0.0%
#*  ELK Corp.                                                          84,447    287,125       0.0%
#*  EMKOREA Co., Ltd.                                                  20,391     91,859       0.0%
#   ENF Technology Co., Ltd.                                           46,783    275,116       0.0%
#   Eo Technics Co., Ltd.                                              41,683  4,310,494       0.1%
#   Estechpharma Co., Ltd.                                             52,820    299,381       0.0%
#*  ESTsoft Corp.                                                       4,772     69,618       0.0%
    Eugene Corp.                                                      241,224    721,819       0.0%
#*  Eugene Investment & Securities Co., Ltd.                          532,610    901,499       0.0%
#   Eugene Technology Co., Ltd.                                        77,838  1,258,494       0.0%
#   EVERDIGM Corp.                                                     39,100    255,214       0.0%
#*  Farmsco                                                            10,730    168,599       0.0%
#   Fila Korea, Ltd.                                                   46,332  4,838,664       0.1%
*   Fine Technix Co., Ltd.                                             84,743    193,621       0.0%
#*  Finetex EnE, Inc.                                                  86,393    166,122       0.0%
#   Firstec Co., Ltd.                                                 164,190    308,619       0.0%
#*  Flexcom, Inc.                                                      53,658    255,988       0.0%
#*  Foosung Co., Ltd.                                                 142,799    333,621       0.0%
#   Fursys, Inc.                                                       14,315    429,872       0.0%
#*  Gamevil, Inc.                                                      25,264  3,196,009       0.1%
    Gaon Cable Co., Ltd.                                               19,649    484,503       0.0%
#*  GeneOneLifeScience, Inc.                                           47,483     80,667       0.0%
#*  Genexine Co., Ltd.                                                  3,715    200,435       0.0%
#*  Genic Co., Ltd.                                                    23,585    476,866       0.0%
    GIIR, Inc.                                                         10,990     81,946       0.0%
    Global & Yuasa Battery Co., Ltd.                                   28,740    997,637       0.0%
#   Global Display Co., Ltd.                                           73,673    447,454       0.0%
#*  GNCO Co., Ltd.                                                    270,836    349,362       0.0%
    Golfzon Co., Ltd.                                                  84,536  2,121,759       0.1%
#   Grand Korea Leisure Co., Ltd.                                     150,160  5,377,129       0.1%
    Green Cross Corp.                                                  33,326  4,265,047       0.1%
#   Green Cross Holdings Corp.                                        114,382  2,400,410       0.1%
*   Green Non-Life Insurance Co., Ltd.                                 22,357         --       0.0%
#*  GS Engineering & Construction Corp.                               223,398  5,886,725       0.1%
#   GS Global Corp.                                                    64,716    537,393       0.0%
    GS Home Shopping, Inc.                                              9,886  1,993,694       0.1%
#   GS retail Co., Ltd.                                               140,152  3,267,019       0.1%
#   Gwangju Shinsegae Co., Ltd.                                         3,400    981,046       0.0%
#*  Halla Corp.                                                        92,360    631,424       0.0%
#   Halla Holdings Corp.                                               29,140  1,926,846       0.1%
#   Halla Visteon Climate Control Corp.                                51,040  2,274,584       0.1%
#   Han Kuk Carbon Co., Ltd.                                          176,647  1,015,549       0.0%
#*  Hana Micron, Inc.                                                  82,433    672,662       0.0%
#   Hana Tour Service, Inc.                                            44,458  2,791,602       0.1%
#*  Hanall Biopharma Co., Ltd.                                         92,648    343,536       0.0%
#   Hancom, Inc.                                                       56,684  1,226,107       0.0%
    Handok, Inc.                                                       27,343    610,367       0.0%
#   Handsome Co., Ltd.                                                 73,942  2,221,360       0.1%
    Hanil Cement Co., Ltd.                                             20,147  2,591,793       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanil E-Hwa Co., Ltd.                                              76,753 $1,285,528       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.                  375,558  1,522,253       0.1%
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.          71,648    604,503       0.0%
#*  Hanjin P&C Co., Ltd.                                              110,818    173,943       0.0%
#*  Hanjin Shipping Co., Ltd.                                          70,781    335,241       0.0%
#*  Hanjin Shipping Holdings Co., Ltd.                                 41,499    392,526       0.0%
    Hanjin Transportation Co., Ltd.                                    50,181  2,519,392       0.1%
    Hankook Shell Oil Co., Ltd.                                         3,445  1,575,065       0.1%
*   Hankook Synthetics, Inc.                                              550         --       0.0%
*   Hankuk Glass Industries, Inc.                                      11,460    267,689       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                               12,824    372,443       0.0%
#*  Hanmi Pharm Co., Ltd.                                              29,500  2,344,659       0.1%
#*  Hanmi Science Co., Ltd.                                            55,607    759,531       0.0%
#   Hanmi Semiconductor Co., Ltd.                                      53,050    789,094       0.0%
#   Hansae Co., Ltd.                                                   85,981  2,944,477       0.1%
    Hansae Yes24 Holdings Co., Ltd.                                    58,604    790,692       0.0%
#   Hanshin Construction                                               11,249    127,894       0.0%
#   Hansol Chemical Co., Ltd.                                          49,483  1,588,392       0.1%
#*  Hansol HomeDeco Co., Ltd.                                         294,113    553,308       0.0%
#   Hansol Logistics Co., Ltd.                                        205,620    449,969       0.0%
#   Hansol Paper Co.                                                  211,892  1,968,229       0.1%
#*  Hansol Technics Co., Ltd.                                          83,230    914,682       0.0%
#   Hanssem Co., Ltd.                                                  49,360  5,883,531       0.1%
    Hanwha Corp.                                                      245,170  6,281,843       0.1%
    Hanwha Galleria Timeworld Co., Ltd.                                 9,944    601,078       0.0%
#*  Hanwha General Insurance Co., Ltd.                                173,490    875,783       0.0%
*   Hanwha Investment & Securities Co., Ltd.                          368,771  1,294,491       0.0%
    Hanyang Eng Co., Ltd.                                              56,842    343,549       0.0%
    Hanyang Securities Co., Ltd.                                       18,538    118,920       0.0%
#*  Harim Co., Ltd.                                                   119,844    468,684       0.0%
*   Harim Holdings Co., Ltd.                                          102,741    454,206       0.0%
#   Heung-A Shipping Co., Ltd.                                        519,442  1,063,724       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                         92,139    332,872       0.0%
    High Tech Pharm Co., Ltd.                                          28,464    387,969       0.0%
#   Hite Jinro Co., Ltd.                                              140,668  3,482,140       0.1%
    Hitejinro Holdings Co., Ltd.                                       44,060    516,723       0.0%
*   HMC Investment Securities Co., Ltd.                               108,200  1,115,809       0.0%
    HS R&A Co., Ltd.                                                   18,858    549,221       0.0%
    Huchems Fine Chemical Corp.                                       109,178  2,375,043       0.1%
    Humax Co., Ltd.                                                    90,725    882,443       0.0%
#   Huons Co., Ltd.                                                    31,243  1,884,841       0.1%
#   Husteel Co., Ltd.                                                  21,565    336,660       0.0%
    Huvis Corp.                                                        83,090    957,734       0.0%
#   Huvitz Co., Ltd.                                                   39,094    613,663       0.0%
#   Hwa Shin Co., Ltd.                                                 98,341    798,278       0.0%
    Hwacheon Machine Tool Co., Ltd.                                     4,979    320,670       0.0%
    HwaSung Industrial Co., Ltd.                                       45,937    512,569       0.0%
#   Hy-Lok Corp.                                                       39,193  1,070,434       0.0%
    Hyosung Corp.                                                     121,019  7,185,506       0.2%
*   Hyundai BNG Steel Co., Ltd.                                        51,160    829,378       0.0%
#   Hyundai Corp.                                                      58,941  2,020,658       0.1%
    Hyundai Development Co.                                           226,695  8,549,390       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai Elevator Co., Ltd.                                         64,859 $2,745,449       0.1%
#   Hyundai Engineering Plastics Co., Ltd.                             93,890    671,349       0.0%
#   Hyundai Greenfood Co., Ltd.                                       232,990  3,964,469       0.1%
    Hyundai Home Shopping Network Corp.                                29,313  3,727,961       0.1%
    Hyundai Hy Communications & Networks Co., Ltd.                    173,909    740,151       0.0%
#   Hyundai Hysco Co., Ltd.                                            35,553  2,308,228       0.1%
    Hyundai Livart Co., Ltd.                                           44,540  1,883,224       0.1%
    Hyundai Marine & Fire Insurance Co., Ltd.                          27,130    716,509       0.0%
#*  Hyundai Merchant Marine Co., Ltd.                                  39,429    426,681       0.0%
#   Hyundai Mipo Dockyard Co., Ltd.                                     2,711    192,660       0.0%
#*  Hyundai Securities Co., Ltd.                                      590,660  3,837,484       0.1%
#*  Hyunjin Materials Co., Ltd.                                        76,293    273,722       0.0%
#   HyVision System, Inc.                                              60,492    397,396       0.0%
#*  ICD Co., Ltd.                                                      77,465    444,773       0.0%
*   IHQ, Inc.                                                          61,325    137,742       0.0%
#   Il Dong Pharmaceutical Co., Ltd.                                   62,230    946,669       0.0%
#   Iljin Electric Co., Ltd.                                          100,639    750,828       0.0%
#   Iljin Holdings Co., Ltd.                                          100,932    708,294       0.0%
#*  Iljin Materials Co., Ltd.                                          77,327    570,978       0.0%
    Ilshin Spinning Co., Ltd.                                           7,739  1,411,550       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                    2,864    241,610       0.0%
#*  IM Co., Ltd.                                                       65,996    195,836       0.0%
#   iMarketKorea, Inc.                                                 88,230  2,180,748       0.1%
#   InBody Co., Ltd.                                                   48,097  1,342,015       0.0%
#*  Infinitt Healthcare Co., Ltd.                                       8,517     65,634       0.0%
#*  Infopia Co., Ltd.                                                  36,952    511,846       0.0%
#*  Infraware, Inc.                                                    88,556    542,907       0.0%
#*  InkTec Co., Ltd.                                                   35,807    370,746       0.0%
#   Innochips Technology, Inc.                                         31,294    405,710       0.0%
#*  InnoWireless, Inc.                                                 21,995    216,176       0.0%
#*  Innox Corp.                                                        63,904    849,756       0.0%
#*  Insun ENT Co., Ltd.                                               146,886    452,209       0.0%
    Intelligent Digital Integrated Securities Co., Ltd.                24,166    296,467       0.0%
#*  Interflex Co., Ltd.                                                48,886    513,233       0.0%
    Intergis Co., Ltd.                                                  5,610     42,868       0.0%
#   Interojo Co., Ltd.                                                 35,292    665,346       0.0%
#   Interpark Corp.                                                   169,412  1,439,120       0.0%
    INTOPS Co., Ltd.                                                   37,053    540,565       0.0%
#   Inzi Controls Co., Ltd.                                            45,990    218,037       0.0%
    INZI Display Co., Ltd.                                             64,622    108,379       0.0%
#*  IS Dongseo Co., Ltd.                                               52,132  2,233,222       0.1%
#   ISU Chemical Co., Ltd.                                             59,130    570,664       0.0%
#   IsuPetasys Co., Ltd.                                              171,914    694,836       0.0%
#   Jahwa Electronics Co., Ltd.                                        66,762    701,521       0.0%
    JB Financial Group Co., Ltd.                                      490,419  3,011,733       0.1%
*   Jcontentree Corp.                                                 115,864    422,886       0.0%
    Jeil Pharmaceutical Co.                                            32,520    727,239       0.0%
#*  Jeju Semiconductor Corp.                                           33,053     87,494       0.0%
    Jinro Distillers Co., Ltd.                                          8,605    258,077       0.0%
#   Jinsung T.E.C.                                                     70,489    325,238       0.0%
    JLS Co., Ltd.                                                       2,340     14,505       0.0%
#   JNK Heaters Co., Ltd.                                              11,537     55,089       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  JoyCity Corp.                                                       9,129 $  173,664       0.0%
#*  Joymax Co., Ltd.                                                   21,192    496,337       0.0%
#*  Jusung Engineering Co., Ltd.                                      152,103    445,160       0.0%
#*  JVM Co., Ltd.                                                      17,141    933,185       0.0%
    JW Holdings Co., Ltd.                                             186,156    417,073       0.0%
    JW Pharmaceutical Corp.                                            54,412    753,708       0.0%
#   JW Shinyak Corp.                                                    5,653     27,217       0.0%
#*  JYP Entertainment Corp.                                            11,644     45,245       0.0%
#   KB Capital Co., Ltd.                                               57,250  1,141,803       0.0%
    KC Cottrell Co., Ltd.                                              28,203    153,682       0.0%
#   KC Green Holdings Co., Ltd.                                        66,208    640,958       0.0%
#   KC Tech Co., Ltd.                                                 123,092    884,595       0.0%
#*  KCC Engineering & Construction Co., Ltd.                           30,123    231,035       0.0%
*   KCO Energy, Inc.                                                      120         --       0.0%
#   KCP Co., Ltd.                                                      51,119  1,176,471       0.0%
#*  Keangnam Enterprises, Ltd.                                          5,833     24,254       0.0%
#*  KEC Corp.                                                         146,960    249,045       0.0%
#   KEPCO Engineering & Construction Co., Inc.                         17,746  1,077,759       0.0%
#   Keyang Electric Machinery Co., Ltd.                               122,355    454,902       0.0%
    KG Chemical Corp.                                                  39,218    608,184       0.0%
#   Kginicis Co., Ltd.                                                 79,383  1,135,982       0.0%
#   KGMobilians Co., Ltd.                                              57,044    691,401       0.0%
#   KH Vatec Co., Ltd.                                                 69,462  2,114,100       0.1%
#   KISCO Corp.                                                        19,917    619,290       0.0%
    KISCO Holdings Co., Ltd.                                            2,292    110,485       0.0%
#   Kishin Corp.                                                       49,420    343,757       0.0%
    KISWIRE, Ltd.                                                      27,443  1,337,059       0.0%
#   KIWOOM Securities Co., Ltd.                                        61,811  2,627,833       0.1%
*   KMH Co., Ltd.                                                      45,130    374,091       0.0%
#*  KMW Co., Ltd.                                                      52,135    541,388       0.0%
#   Koentec Co., Ltd.                                                 246,300    666,490       0.0%
#   Koh Young Technology, Inc.                                         63,733  1,967,270       0.1%
#   Kolao Holdings                                                    131,554  2,022,018       0.1%
    Kolon Corp.                                                        38,619    929,644       0.0%
#*  Kolon Global Corp.                                                 34,852    242,263       0.0%
    Kolon Industries, Inc.                                             98,486  5,009,075       0.1%
#   Kolon Life Science, Inc.                                           22,796  1,098,022       0.0%
#*  Komipharm International Co., Ltd.                                  11,873    110,287       0.0%
#   KONA I Co., Ltd.                                                   55,203  2,253,699       0.1%
#   Kook Je Electric Korea Co., Ltd.                                   24,109    558,794       0.0%
    Kook Soon Dang Brewery Co., Ltd.                                   62,473    380,157       0.0%
    Korea Airport Service Co., Ltd.                                       934     29,024       0.0%
*   Korea Alcohol Industrial Co., Ltd.                                 28,653    136,462       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                           8,530     48,718       0.0%
#   Korea Circuit Co., Ltd.                                            58,384    432,734       0.0%
#   Korea District Heating Corp.                                       15,388    864,522       0.0%
    Korea Electric Terminal Co., Ltd.                                  30,429  1,567,149       0.1%
    Korea Electronic Power Industrial Development Co., Ltd.            58,831    360,463       0.0%
    Korea Export Packaging Industrial Co., Ltd.                         5,621    131,787       0.0%
#   Korea Flange Co., Ltd.                                             24,041    513,368       0.0%
#*  Korea Info & Comm                                                  61,340    528,431       0.0%
    Korea Investment Holdings Co., Ltd.                               155,875  7,882,119       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Co., Ltd.                                             69,030 $3,365,674       0.1%
#   Korea Kolmar Holdings Co., Ltd.                                    33,913  1,594,237       0.1%
*   Korea Line Corp.                                                   11,468    320,164       0.0%
    Korea Petrochemical Ind Co., Ltd.                                  18,138  1,328,623       0.0%
#   Korea United Pharm, Inc.                                           50,081    688,665       0.0%
*   Korean Air Lines Co., Ltd.                                        145,330  5,158,899       0.1%
    Korean Reinsurance Co.                                            487,744  5,209,797       0.1%
#   Kortek Corp.                                                       47,488    518,391       0.0%
#   KPF                                                                42,149    164,510       0.0%
    KPX Chemical Co., Ltd.                                              6,479    360,596       0.0%
#*  KR Motors Co., Ltd.                                               102,980     88,016       0.0%
#*  KSCB Co., Ltd.                                                      7,972     20,104       0.0%
*   KT Hitel Co., Ltd.                                                 66,319    501,271       0.0%
    KT Skylife Co., Ltd.                                              103,427  1,880,646       0.1%
*   KTB Investment & Securities Co., Ltd.                             307,884    620,755       0.0%
    Kukdo Chemical Co., Ltd.                                           20,758    803,852       0.0%
#   Kumho Electric Co., Ltd.                                           22,347    356,398       0.0%
*   Kumho Industrial Co., Ltd.                                            901     10,127       0.0%
#   Kumho Petrochemical Co., Ltd.                                       2,013    145,576       0.0%
#*  Kumho Tire Co., Inc.                                              341,696  3,419,330       0.1%
    Kumkang Kind Co., Ltd.                                             14,256    805,567       0.0%
    Kunsul Chemical Industrial Co., Ltd.                               20,675    862,466       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                               194,647  1,886,314       0.1%
#*  Kwang Myung Electric Engineering Co., Ltd.                        192,960    436,258       0.0%
*   Kyeryong Construction Industrial Co., Ltd.                         25,068    281,242       0.0%
*   Kyobo Securities Co., Ltd.                                        120,640  1,521,037       0.0%
#   Kyung Dong Navien Co., Ltd.                                        28,750    783,662       0.0%
#   Kyung-In Synthetic Corp.                                          115,845    554,454       0.0%
    Kyungbang, Ltd.                                                     4,015    716,805       0.0%
    Kyungchang Industrial Co., Ltd.                                    63,745    585,221       0.0%
    KyungDong City Gas Co., Ltd.                                       11,986  1,312,986       0.0%
    Kyungdong Pharm Co., Ltd.                                          32,635    729,780       0.0%
#   L&F Co., Ltd.                                                      50,139    321,846       0.0%
#*  LB Semicon, Inc.                                                  164,971    224,617       0.0%
#   LEENO Industrial, Inc.                                             51,031  2,032,143       0.1%
#   LF Corp.                                                          103,743  3,272,159       0.1%
#   LG Hausys, Ltd.                                                    32,510  4,850,765       0.1%
*   LG Innotek Co., Ltd.                                               28,962  2,283,600       0.1%
#   LG International Corp.                                            178,905  3,626,568       0.1%
#*  LG Life Sciences, Ltd.                                             57,740  2,034,243       0.1%
*   LIG ADP Co., Ltd.                                                  13,957     60,984       0.0%
    LIG Insurance Co., Ltd.                                           203,911  5,323,896       0.1%
#   LMS Co., Ltd.                                                      29,983    499,620       0.0%
#   Lock&Lock Co., Ltd.                                               202,888  2,162,695       0.1%
#*  Logistics Energy Korea Co., Ltd.                                  113,943    180,395       0.0%
#   Lotte Chilsung Beverage Co., Ltd.                                   3,217  5,092,141       0.1%
    Lotte Confectionery Co., Ltd.                                       2,368  4,258,428       0.1%
#   Lotte Food Co., Ltd.                                                3,776  2,344,218       0.1%
#   LOTTE Himart Co., Ltd.                                             43,798  2,710,609       0.1%
#*  Lotte Non-Life Insurance Co., Ltd.                                141,571    385,391       0.0%
    LS Corp.                                                           31,333  1,754,443       0.1%
#   LS Industrial Systems Co., Ltd.                                    73,815  4,350,945       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Lumens Co., Ltd.                                                    228,049 $ 1,164,657       0.0%
    Macquarie Korea Infrastructure Fund                               1,514,061  10,111,962       0.2%
#*  Macrogen, Inc.                                                       28,340   1,172,132       0.0%
#   Maeil Dairy Industry Co., Ltd.                                       40,992   1,297,916       0.0%
#*  Mando Corp.                                                          31,793   5,994,294       0.1%
#*  Medifron DBT Co., Ltd.                                               93,432     256,670       0.0%
#*  Medipost Co., Ltd.                                                    3,841     179,541       0.0%
#   Medy-Tox, Inc.                                                       21,135   4,924,072       0.1%
    MegaStudy Co., Ltd.                                                  25,476   1,277,659       0.0%
#*  Melfas, Inc.                                                         87,011     430,951       0.0%
#   Meritz Financial Group, Inc.                                        152,406   1,345,913       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                            308,196   3,692,183       0.1%
    Meritz Securities Co., Ltd.                                       1,043,095   4,240,380       0.1%
#*  Mgame Corp.                                                           5,454      25,452       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                     2,262     152,385       0.0%
    Mirae Asset Securities Co., Ltd.                                    129,254   5,552,380       0.1%
#*  Mirae Corp.                                                       1,931,820     284,673       0.0%
    Miwon Chemicals Co., Ltd.                                             1,890      64,082       0.0%
*   Miwon Commercial Co., Ltd.                                              716     111,605       0.0%
    Miwon Specialty Chemical Co., Ltd.                                    1,041     289,894       0.0%
#   MK Electron Co., Ltd.                                                86,407     453,349       0.0%
#*  MNTech Co., Ltd.                                                     99,776     383,625       0.0%
#   Modetour Network, Inc.                                               59,242   1,160,883       0.0%
#*  Monalisa Co., Ltd.                                                   68,050     201,623       0.0%
    Moorim P&P Co., Ltd.                                                133,920     616,765       0.0%
    Moorim Paper Co., Ltd.                                               98,440     215,888       0.0%
    Motonic Corp.                                                        57,760     701,993       0.0%
#*  Muhak Co., Ltd.                                                      46,130   1,455,667       0.0%
    Namhae Chemical Corp.                                               120,134     951,984       0.0%
*   Namsun Aluminum Co., Ltd.                                           129,275     138,512       0.0%
#   Namyang Dairy Products Co., Ltd.                                      1,390     889,973       0.0%
    National Plastic Co.                                                 56,060     308,173       0.0%
#*  Neowiz Games Corp.                                                   75,015   1,615,140       0.1%
*   NEOWIZ HOLDINGS Corp.                                                24,844     444,451       0.0%
#*  NEPES Corp.                                                         100,067     583,629       0.0%
#   Nexen Corp.                                                          33,168   2,701,215       0.1%
#   Nexen Tire Corp.                                                    173,236   2,121,674       0.1%
#*  Nexolon Co., Ltd.                                                    29,760       4,763       0.0%
#*  Nexon GT Co., Ltd.                                                   77,052   1,371,050       0.0%
    NH Investment & Securities Co., Ltd.                                151,949   1,138,556       0.0%
#   NICE Holdings Co., Ltd.                                              77,946   1,292,394       0.0%
    NICE Information Service Co., Ltd.                                  160,224     696,755       0.0%
#*  NK Co., Ltd.                                                        116,313     509,898       0.0%
#   Nong Shim Holdings Co., Ltd.                                          8,976   1,054,118       0.0%
#   Nong Woo Bio Co., Ltd.                                               40,249     959,935       0.0%
#   NongShim Co., Ltd.                                                   17,374   4,337,699       0.1%
    Noroo Holdings Co., Ltd.                                              8,622     204,415       0.0%
    NOROO Paint & Coatings Co., Ltd.                                     47,451     313,424       0.0%
#   OCI Materials Co., Ltd.                                              35,023   1,667,425       0.1%
#*  OPTRON-TEC, Inc.                                                     86,759     342,570       0.0%
#*  Orientbio, Inc.                                                     218,393     165,857       0.0%
#*  OSANGJAIEL Co., Ltd.                                                 45,028     624,640       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Osstem Implant Co., Ltd.                                           56,145 $2,288,803       0.1%
#*  Osung LST Co., Ltd.                                                24,751     21,384       0.0%
    Ottogi Corp.                                                        5,962  3,155,061       0.1%
#*  Paik Kwang Industrial Co., Ltd.                                    85,406    234,364       0.0%
#*  Pan Ocean Co., Ltd.                                                17,111     57,244       0.0%
#   Pan-Pacific Co., Ltd.                                             145,295    880,898       0.0%
    Pang Rim Co., Ltd.                                                  1,352     28,708       0.0%
#*  PaperCorea, Inc.                                                  531,176    377,395       0.0%
#   Partron Co., Ltd.                                                 209,167  1,722,327       0.1%
#*  Pharmicell Co., Ltd.                                              153,801    691,876       0.0%
    Poongsan Corp.                                                    120,728  2,987,135       0.1%
#   Poongsan Holdings Corp.                                            22,248    962,964       0.0%
#   POSCO Chemtech Co., Ltd.                                            9,949  1,378,674       0.0%
*   POSCO Coated & Color Steel Co., Ltd.                                4,130     53,361       0.0%
#   Posco ICT Co., Ltd.                                               261,024  1,491,180       0.0%
#   Posco M-Tech Co., Ltd.                                            109,182    321,339       0.0%
#*  Posco Plantec Co., Ltd.                                            21,301     55,957       0.0%
#*  Power Logics Co., Ltd.                                            134,027    436,490       0.0%
#   PSK, Inc.                                                          58,750    814,528       0.0%
#   Pulmuone Co., Ltd.                                                  5,952    802,427       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                    59,253    961,741       0.0%
#*  Redrover Co., Ltd.                                                111,045    708,970       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                     18,952    424,158       0.0%
#   RFsemi Technologies, Inc.                                          30,415    193,036       0.0%
#   RFTech Co., Ltd.                                                   43,940    279,803       0.0%
#   Romanson Co., Ltd.                                                 40,410    737,499       0.0%
#*  S&C Engine Group, Ltd.                                            122,917    238,321       0.0%
#   S&T Corp.                                                           5,003     72,765       0.0%
    S&T Dynamics Co., Ltd.                                            147,292  1,150,885       0.0%
#   S&T Holdings Co., Ltd.                                             26,504    427,302       0.0%
#   S&T Motiv Co., Ltd.                                                50,410  1,824,819       0.1%
    S-1 Corp.                                                          12,723    885,968       0.0%
#   S-Energy Co., Ltd.                                                 59,160    441,222       0.0%
#   S-MAC Co., Ltd.                                                    82,037    311,440       0.0%
#   Saeron Automotive Corp.                                             2,640     26,822       0.0%
#*  Sajo Industries Co., Ltd.                                          13,239    465,229       0.0%
    Sam Young Electronics Co., Ltd.                                    63,000    694,785       0.0%
#   Sam Yung Trading Co., Ltd.                                         54,602  1,220,439       0.0%
    Samchully Co., Ltd.                                                15,646  2,212,934       0.1%
    Samho Development Co., Ltd.                                        75,697    236,079       0.0%
#*  Samho International Co., Ltd.                                      24,712    379,213       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                                 48,118    566,714       0.0%
#   Samick Musical Instruments Co., Ltd.                              257,520    985,167       0.0%
#   Samick THK Co., Ltd.                                               42,891    362,156       0.0%
#   Samjin Pharmaceutical Co., Ltd.                                    59,596  1,415,804       0.0%
    Samkwang Glass                                                     17,041  1,094,016       0.0%
#   Samlip General Foods Co., Ltd.                                      9,750  1,537,878       0.1%
#   Samsung Fine Chemicals Co., Ltd.                                  101,544  2,831,069       0.1%
#   Samsung Techwin Co., Ltd.                                          67,077  2,060,132       0.1%
#*  SAMT Co., Ltd.                                                     76,958    121,249       0.0%
#   Samyang Foods Co., Ltd.                                            17,230    354,433       0.0%
    Samyang Holdings Corp.                                             20,208  1,681,462       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samyang Tongsang Co., Ltd.                                            8,284 $  637,973       0.0%
#*  Samyoung Chemical Co., Ltd.                                         173,170    250,973       0.0%
#*  Sangbo Corp.                                                         70,530    503,884       0.0%
#*  Sapphire Technology Co., Ltd.                                        13,763    214,568       0.0%
    Satrec Initiative Co., Ltd.                                           9,000    177,313       0.0%
    Savezone I&C Corp.                                                   58,190    384,667       0.0%
    SBS Contents Hub Co., Ltd.                                           48,305    683,338       0.0%
    SBS Media Holdings Co., Ltd.                                        260,156    801,411       0.0%
#*  SBW                                                                 357,075    360,550       0.0%
    Seah Besteel Corp.                                                   77,248  2,309,934       0.1%
    SeAH Holdings Corp.                                                   4,694    790,635       0.0%
#   SeAH Steel Corp.                                                     15,092  1,169,121       0.0%
#   Sebang Co., Ltd.                                                     53,803    975,052       0.0%
#*  Seegene, Inc.                                                        38,981  2,144,147       0.1%
#   Sejong Industrial Co., Ltd.                                          58,198    815,149       0.0%
    Sempio Foods Co.                                                      7,350    274,473       0.0%
#*  Seobu T&D                                                            56,299  1,125,361       0.0%
#   Seohan Co., Ltd.                                                    245,591    523,072       0.0%
#*  Seohee Construction Co., Ltd.                                       787,809    513,484       0.0%
#   Seoul Semiconductor Co., Ltd.                                       155,284  2,663,176       0.1%
    SEOWONINTECH Co., Ltd.                                               49,169    450,299       0.0%
#   Seoyeon Co., Ltd.                                                    35,174    502,900       0.0%
#*  Sewon Cellontech Co., Ltd.                                          141,557    396,712       0.0%
    Sewon Precision Industry Co., Ltd.                                   16,231    476,712       0.0%
#   SEWOONMEDICAL Co., Ltd.                                              95,161    748,143       0.0%
#   SFA Engineering Corp.                                                50,853  2,165,726       0.1%
#*  SG Corp.                                                            660,590    380,699       0.0%
#   SH Energy & Chemical Co., Ltd.                                      438,586    447,552       0.0%
    Shin Poong Pharmaceutical Co., Ltd.                                 152,256    601,525       0.0%
#*  Shinil Industrial Co., Ltd.                                         228,580    363,059       0.0%
    Shinsegae Co., Ltd.                                                  35,692  6,621,101       0.2%
    Shinsegae Information & Communication Co., Ltd.                       5,829    508,333       0.0%
#   Shinsegae International Co., Ltd.                                    12,829  1,503,814       0.0%
#*  Shinsung Solar Energy Co., Ltd.                                     269,802    271,937       0.0%
#*  Shinsung Tongsang Co., Ltd.                                         349,750    408,977       0.0%
*   Shinwha Intertek Corp.                                              112,961    321,416       0.0%
*   Shinwon Corp.                                                       162,054    433,855       0.0%
    Shinyoung Securities Co., Ltd.                                       14,050    795,413       0.0%
#*  Signetics Corp.                                                     261,082    346,139       0.0%
#*  SIGONG TECH Co., Ltd.                                                67,831    252,354       0.0%
#   Silicon Works Co., Ltd.                                              59,582  1,304,896       0.0%
#   Silla Co., Ltd.                                                      38,238    711,359       0.0%
#*  Simm Tech Co., Ltd.                                                 121,398  1,020,609       0.0%
#   SIMPAC, Inc.                                                         79,081    436,830       0.0%
    Sindoh Co., Ltd.                                                     10,939    722,110       0.0%
#   SJM Co., Ltd.                                                        46,475    336,886       0.0%
*   SK Broadband Co., Ltd.                                              788,263  3,341,211       0.1%
#   SK Chemicals Co., Ltd.                                               77,608  4,427,154       0.1%
#*  SK Communications Co., Ltd.                                          79,814    483,400       0.0%
    SK Gas, Ltd.                                                         19,027  2,486,059       0.1%
*   SK Networks Co., Ltd.                                               660,780  6,779,025       0.2%
#*  SK Securities Co., Ltd.                                           1,903,038  1,660,447       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                      SHARES   VALUE++   OF NET ASSETS**
                                                                      ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    SKC Co., Ltd.                                                     118,631 $3,047,960       0.1%
#*  SKC Solmics Co., Ltd.                                              43,587     86,976       0.0%
    SL Corp.                                                           70,320  1,294,951       0.0%
#*  SM Culture & Contents Co., Ltd.                                    59,505    153,172       0.0%
#*  SM Entertainment Co.                                               82,349  2,179,529       0.1%
*   Softmax Co., Ltd.                                                   3,419     66,888       0.0%
#*  Solborn, Inc.                                                      82,934    317,389       0.0%
*   Solco Biomedical Co., Ltd.                                         56,341     39,153       0.0%
#   Solid, Inc.                                                        76,653    543,120       0.0%
#   Songwon Industrial Co., Ltd.                                       97,923    569,393       0.0%
#   Soulbrain Co., Ltd.                                                52,386  1,324,375       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                             114,190  1,104,073       0.0%
#*  Steel Flower Co., Ltd.                                             29,816    107,756       0.0%
#*  STS Semiconductor & Telecommunications                            251,742    755,939       0.0%
#*  STX Corp.                                                          16,753      7,865       0.0%
#*  STX Engine Co., Ltd.                                              115,112    283,544       0.0%
#   Suheung Co., Ltd.                                                  32,370  1,800,808       0.1%
    Sun Kwang Co., Ltd.                                                15,705    279,495       0.0%
    Sunchang Corp.                                                     36,505    284,976       0.0%
#   Sung Kwang Bend Co., Ltd.                                          90,133  1,303,980       0.0%
#*  Sungchang Enterprise Holdings, Ltd.                                27,044    529,932       0.0%
#*  Sungshin Cement Co., Ltd.                                         105,349    809,680       0.0%
    Sungwoo Hitech Co., Ltd.                                          166,659  2,402,395       0.1%
    Sunjin Co., Ltd.                                                   25,055    892,147       0.0%
#*  Sunny Electronics Corp.                                            81,771    168,516       0.0%
#*  Suprema, Inc.                                                      57,629  1,621,933       0.1%
#*  Synopex, Inc.                                                     294,067    392,862       0.0%
    Tae Kyung Industrial Co., Ltd.                                     37,420    202,749       0.0%
    Taekwang Industrial Co., Ltd.                                       2,030  2,369,783       0.1%
#*  Taewoong Co., Ltd.                                                 55,939    868,998       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                     217,943    864,667       0.0%
#*  Taihan Electric Wire Co., Ltd.                                    189,922    349,282       0.0%
#   Tailim Packaging Industrial Co., Ltd.                             157,168    359,893       0.0%
#   TCC Steel                                                          38,096    106,962       0.0%
#   TechWing, Inc.                                                     45,114    308,744       0.0%
#   TES Co., Ltd.                                                      33,416    488,901       0.0%
#*  Theall Medi Bio                                                    24,080     38,352       0.0%
#*  Theragen Etex Co., Ltd.                                            43,667    210,389       0.0%
#*  TK Chemical Corp.                                                 222,222    452,981       0.0%
#*  TK Corp.                                                           42,646    551,106       0.0%
    Tokai Carbon Korea Co., Ltd.                                        1,274      9,224       0.0%
#   Tong Yang Moolsan Co., Ltd.                                        22,590    163,878       0.0%
#   Tongyang Life Insurance                                           192,400  2,089,628       0.1%
#*  TONGYANG Securities, Inc.                                          12,966     37,177       0.0%
#*  Top Engineering Co., Ltd.                                          43,811    171,023       0.0%
#   Toptec Co., Ltd.                                                   44,470    525,715       0.0%
*   Toray Chemical Korea, Inc.                                        121,710  1,472,579       0.0%
#   Tovis Co., Ltd.                                                    68,690  1,148,981       0.0%
#*  Trais Co., Ltd.                                                    59,456    101,661       0.0%
*   Trigem Computer, Inc.                                                   1         --       0.0%
#   TS Corp.                                                           21,494    646,675       0.0%
*   TSM Tech Co., Ltd.                                                 10,714     45,794       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*  UBCare Co., Ltd.                                                     31,444 $     78,869       0.0%
#   Ubiquoss, Inc.                                                       68,224      461,756       0.0%
#*  Ubivelox, Inc.                                                       15,537      208,208       0.0%
#   UI Display Co., Ltd.                                                 34,401      166,987       0.0%
#   Uju Electronics Co., Ltd.                                            38,229      375,406       0.0%
#   Unid Co., Ltd.                                                       17,866      994,531       0.0%
    Union Steel                                                           8,052       84,016       0.0%
#*  Uniquest Corp.                                                       16,050      123,798       0.0%
#*  Unison Co., Ltd.                                                     99,851      253,610       0.0%
#   Value Added Technologies Co., Ltd.                                   39,778    1,062,440       0.0%
#   Vieworks Co., Ltd.                                                   37,657    1,276,759       0.0%
#   Visang Education, Inc.                                               29,722      225,275       0.0%
#*  Webzen, Inc.                                                         44,001      617,262       0.0%
#*  WeMade Entertainment Co., Ltd.                                       27,945      972,976       0.0%
#   Whanin Pharmaceutical Co., Ltd.                                      43,130      993,981       0.0%
#*  WillBes & Co. (The)                                                 288,928      334,403       0.0%
#*  WiSoL Co., Ltd.                                                      68,668      411,446       0.0%
#*  Wonik Cube Corp.                                                     20,753       59,610       0.0%
#*  Wonik IPS Co., Ltd.                                                 256,672    3,243,819       0.1%
*   Wonik Materials Co., Ltd.                                             9,152      417,456       0.0%
#   Woojeon & Handan Co., Ltd.                                           90,141      212,803       0.0%
#*  Woongjin Energy Co., Ltd.                                           230,207      304,534       0.0%
#*  Woongjin Holdings Co., Ltd.                                         231,666      421,891       0.0%
#*  Woongjin Thinkbig Co., Ltd.                                         117,906      798,278       0.0%
#   Wooree ETI Co., Ltd.                                                161,548      237,678       0.0%
    Woori Investment & Securities Co., Ltd.                             627,028    6,872,686       0.2%
#*  Woori Investment Bank Co., Ltd.                                   2,881,160    1,268,863       0.0%
#   WooSung Feed Co., Ltd.                                               86,370      248,334       0.0%
#   Y G-1 Co., Ltd.                                                      85,954      768,549       0.0%
    YESCO Co., Ltd.                                                      13,100      460,967       0.0%
#   YG Entertainment, Inc.                                               43,305    1,841,413       0.1%
#   Yoosung Enterprise Co., Ltd.                                        118,812      737,148       0.0%
#   Youlchon Chemical Co., Ltd.                                          59,750      759,221       0.0%
#   Young Heung Iron & Steel Co., Ltd.                                  287,784      544,769       0.0%
    Young Poong Corp.                                                     2,389    2,650,495       0.1%
*   Young Poong Mining & Construction Corp.                               1,580           --       0.0%
#   Young Poong Precision Corp.                                          72,998      631,878       0.0%
#   Youngone Corp.                                                       89,631    5,362,906       0.1%
    Youngone Holdings Co., Ltd.                                          28,420    2,806,552       0.1%
#   Yuhan Corp.                                                          44,525    7,360,888       0.2%
    YuHwa Securities Co., Ltd.                                           13,060      178,091       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                    469,292      626,434       0.0%
*   ZeroOne Interactive Co., Ltd.                                         3,200           --       0.0%
                                                                                ------------      ----
TOTAL SOUTH KOREA                                                                710,850,571      14.4%
                                                                                ------------      ----
TAIWAN -- (12.6%)
#   A-DATA Technology Co., Ltd.                                       1,085,879    1,954,419       0.1%
    Ability Enterprise Co., Ltd.                                      2,557,076    1,270,536       0.0%
#   AcBel Polytech, Inc.                                              2,265,599    2,563,140       0.1%
    Accton Technology Corp.                                           2,964,763    1,513,584       0.0%
#   Ace Pillar Co., Ltd.                                                254,008      170,989       0.0%
    ACES Electronic Co., Ltd.                                           454,000      558,443       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   ACHEM Technology Corp.                                            1,353,860 $  777,845       0.0%
*   Acme Electronics Corp.                                              132,000    128,869       0.0%
#   Acter Co., Ltd.                                                     200,000    511,606       0.0%
*   Action Electronics Co., Ltd.                                        761,635    137,887       0.0%
    Actron Technology Corp.                                             307,150  1,107,902       0.0%
#   Adlink Technology, Inc.                                             523,183  1,331,338       0.0%
#   Advanced Ceramic X Corp.                                            222,000    835,287       0.0%
*   Advanced Connectek, Inc.                                          1,220,000    456,510       0.0%
    Advanced International Multitech Co., Ltd.                          477,000    315,358       0.0%
#*  Advanced Wireless Semiconductor Co.                                 715,000    638,595       0.0%
#   Advancetek Enterprise Co., Ltd.                                     807,917    633,716       0.0%
#*  AGV Products Corp.                                                2,980,801    786,681       0.0%
#   AimCore Technology Co., Ltd.                                        334,589    275,601       0.0%
    Alcor Micro Corp.                                                   391,000    325,616       0.0%
    ALI Corp.                                                         1,740,000  1,438,711       0.0%
    Allis Electric Co., Ltd.                                             54,000     14,587       0.0%
    Alltek Technology Corp.                                             416,640    390,032       0.0%
    Alltop Technology Co., Ltd.                                          54,000     49,654       0.0%
#   Alpha Networks, Inc.                                              1,951,763    983,829       0.0%
    Altek Corp.                                                       1,648,945  1,781,240       0.1%
#   Ambassador Hotel (The)                                            1,514,000  1,375,215       0.0%
    AMPOC Far-East Co., Ltd.                                            520,444    487,818       0.0%
#   AmTRAN Technology Co., Ltd.                                       4,567,951  2,629,275       0.1%
    Anpec Electronics Corp.                                             534,590    486,176       0.0%
#   Apacer Technology, Inc.                                             723,576    727,363       0.0%
#   APCB, Inc.                                                          769,000    497,484       0.0%
#   Apex Biotechnology Corp.                                            629,483    987,951       0.0%
#   Apex International Co., Ltd.                                        495,293    663,764       0.0%
#   Apex Medical Corp.                                                  325,500    530,436       0.0%
#   Apex Science & Engineering                                          863,897    325,250       0.0%
#   Arcadyan Technology Corp.                                           717,581    892,924       0.0%
#   Ardentec Corp.                                                    2,210,642  1,739,565       0.1%
#*  Arima Communications Corp.                                        1,206,719    547,150       0.0%
#*  Asia Optical Co., Inc.                                            1,300,000  1,657,032       0.1%
#   Asia Plastic Recycling Holding, Ltd.                                882,460  1,115,127       0.0%
#   Asia Polymer Corp.                                                1,739,484  1,193,263       0.0%
#   Asia Vital Components Co., Ltd.                                   1,821,058  1,244,186       0.0%
#   ASROCK, Inc.                                                        223,000    605,531       0.0%
#   Aten International Co., Ltd.                                        498,479  1,219,743       0.0%
    Audix Corp.                                                         512,600    654,431       0.0%
#   AURAS Technology Co., Ltd.                                           99,585     55,996       0.0%
#   Aurora Corp.                                                        626,499  1,038,477       0.0%
#   AV Tech Corp.                                                       242,000    444,493       0.0%
    Avermedia Technologies                                              816,446    297,962       0.0%
#*  Avision, Inc.                                                       960,000    260,772       0.0%
#   AVY Precision Technology, Inc.                                      263,000    755,624       0.0%
#   Awea Mechantronic Co., Ltd.                                         227,200    310,813       0.0%
    Bank of Kaohsiung Co., Ltd.                                       2,061,651    616,719       0.0%
#   Basso Industry Corp.                                                581,000    694,080       0.0%
#   BenQ Materials Corp.                                                853,000    863,920       0.0%
#   BES Engineering Corp.                                             8,138,750  2,092,138       0.1%
#*  Bin Chuan Enterprise Co., Ltd.                                      172,542    120,910       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    Bionet Corp.                                                         191,000 $  248,336       0.0%
    Biostar Microtech International Corp.                              1,034,975    376,523       0.0%
#   Bizlink Holding, Inc.                                                456,034  1,613,639       0.1%
#   Boardtek Electronics Corp.                                           783,000    966,329       0.0%
    Bright Led Electronics Corp.                                         678,520    272,537       0.0%
#   C Sun Manufacturing, Ltd.                                            771,221    545,353       0.0%
#   Cameo Communications, Inc.                                         1,147,818    240,267       0.0%
#   Capital Securities Corp.                                          10,890,142  3,520,865       0.1%
#   Career Technology MFG. Co., Ltd.                                   1,732,000  1,986,799       0.1%
#   Carnival Industrial Corp.                                          1,753,000    449,506       0.0%
    Cathay Chemical Works                                                 30,000     14,652       0.0%
#   Cathay Real Estate Development Co., Ltd.                           4,399,000  2,294,324       0.1%
#   Celxpert Energy Corp.                                                164,000    103,695       0.0%
    Central Reinsurance Co., Ltd.                                        867,410    456,311       0.0%
#   ChainQui Construction Development Co., Ltd.                          360,083    264,935       0.0%
#   Chaintech Technology Corp.                                           222,230    232,539       0.0%
    Champion Building Materials Co., Ltd.                              1,987,851    629,600       0.0%
#   Chang Wah Electromaterials, Inc.                                     251,673    514,727       0.0%
    Channel Well Technology Co., Ltd.                                    918,000    489,922       0.0%
#   Charoen Pokphand Enterprise                                          951,350    786,999       0.0%
#   Chaun-Choung Technology Corp.                                        397,000  1,107,368       0.0%
#   CHC Resources Corp.                                                  346,348    774,941       0.0%
    Chen Full International Co., Ltd.                                    495,000    456,242       0.0%
#   Chenbro Micom Co., Ltd.                                              402,000    642,694       0.0%
    Cheng Fwa Industrial Co., Ltd.                                        66,000     32,288       0.0%
#   Cheng Loong Corp.                                                  4,957,383  2,171,587       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                             2,453,331  4,096,851       0.1%
#*  Chenming Mold Industry Corp.                                         665,437    492,552       0.0%
#   Chia Chang Co., Ltd.                                                 820,000    791,268       0.0%
#   Chia Hsin Cement Corp.                                             2,128,121  1,005,024       0.0%
#   Chien Kuo Construction Co., Ltd.                                   1,471,312    575,997       0.0%
*   Chien Shing Stainless Steel Co., Ltd.                                585,000    106,554       0.0%
    Chilisin Electronics Corp.                                           514,315    458,701       0.0%
#   Chime Ball Technology Co., Ltd.                                      143,000    359,404       0.0%
#   Chimei Materials Technology Corp.                                  1,152,900  1,264,366       0.0%
#   Chin-Poon Industrial Co., Ltd.                                     1,895,207  3,042,751       0.1%
#   China Chemical & Pharmaceutical Co., Ltd.                          1,678,000  1,128,627       0.0%
    China Development Financial Holding Corp.                            208,985     67,176       0.0%
#   China Ecotek Corp.                                                   193,000    386,220       0.0%
*   China Electric Manufacturing Corp.                                 1,596,900    583,339       0.0%
#   China General Plastics Corp.                                       2,093,105    757,902       0.0%
    China Glaze Co., Ltd.                                                733,139    337,889       0.0%
#*  China Man-Made Fiber Corp.                                         5,236,879  1,385,504       0.0%
#   China Metal Products                                               1,478,603  1,215,095       0.0%
    China Motor Corp.                                                    586,609    534,669       0.0%
#*  China Petrochemical Development Corp.                             13,454,000  4,257,864       0.1%
    China Steel Chemical Corp.                                           187,554  1,021,574       0.0%
#   China Steel Structure Co., Ltd.                                      655,000    586,235       0.0%
    China Synthetic Rubber Corp.                                       2,457,563  2,537,357       0.1%
*   China United Trust & Investment Corp.                                164,804         --       0.0%
*   China Wire & Cable Co., Ltd.                                         711,000    282,048       0.0%
#   Chinese Maritime Transport, Ltd.                                     710,850    795,731       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chipbond Technology Corp.                                          1,760,000 $3,245,236       0.1%
#   Chong Hong Construction Co., Ltd.                                    695,778  1,431,982       0.0%
*   Chou Chin Industrial Co., Ltd.                                           825         --       0.0%
#   Chroma ATE, Inc.                                                   1,531,821  3,821,024       0.1%
    Chun YU Works & Co., Ltd.                                          1,293,000    557,649       0.0%
#   Chun Yuan Steel                                                    2,207,529    828,361       0.0%
#*  Chung Hsin Electric & Machinery Manufacturing Corp.                2,354,000  1,479,730       0.0%
*   Chung Hung Steel Corp.                                             4,954,979  1,209,493       0.0%
#*  Chung Hwa Pulp Corp.                                               2,738,031    781,025       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                      287,000    306,166       0.0%
*   Chunghwa Picture Tubes, Ltd.                                      16,151,000    831,289       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                            297,000    146,193       0.0%
#   Cleanaway Co., Ltd.                                                  383,000  1,702,638       0.1%
    Clevo Co.                                                          2,044,200  3,629,748       0.1%
#*  CMC Magnetics Corp.                                               14,781,960  2,180,040       0.1%
*   CoAsia Microelectronics Corp.                                        472,500    175,404       0.0%
#   Collins Co., Ltd.                                                    618,431    271,768       0.0%
    Compeq Manufacturing Co., Ltd.                                     5,881,000  3,246,598       0.1%
#*  Concord Securities Corp.                                           3,268,000    847,590       0.0%
    Continental Holdings Corp.                                         2,705,320  1,001,633       0.0%
    Coretronic Corp.                                                   3,022,750  4,549,448       0.1%
*   Cosmo Electronics Corp.                                               80,137     90,132       0.0%
    Coxon Precise Industrial Co., Ltd.                                   684,000  1,203,680       0.0%
    Creative Sensor, Inc.                                                 85,000     65,125       0.0%
#*  Crystalwise Technology, Inc.                                         635,302    503,037       0.0%
#   CSBC Corp. Taiwan                                                  2,631,610  1,384,060       0.0%
#   CTCI Corp.                                                           215,000    351,495       0.0%
#   Cub Elecparts, Inc.                                                  146,638  1,546,993       0.1%
#   CviLux Corp.                                                         415,039    657,509       0.0%
#   Cyberlink Corp.                                                      458,697  1,327,274       0.0%
#   CyberPower Systems, Inc.                                             211,000    416,324       0.0%
    CyberTAN Technology, Inc.                                            939,779    759,569       0.0%
#   D-Link Corp.                                                       3,835,018  2,148,645       0.1%
#   DA CIN Construction Co., Ltd.                                        910,711    641,210       0.0%
#*  Da-Li Construction Co., Ltd.                                         395,206    455,265       0.0%
#   Dafeng TV, Ltd.                                                      285,540    465,060       0.0%
#*  Danen Technology Corp.                                             2,334,000    809,095       0.0%
#   Darfon Electronics Corp.                                           1,520,550    822,159       0.0%
#   Davicom Semiconductor, Inc.                                           52,888     54,733       0.0%
#   Daxin Materials Corp.                                                246,750    320,689       0.0%
*   De Licacy Industrial Co., Ltd.                                        70,000     26,318       0.0%
#*  Delpha Construction Co., Ltd.                                        991,931    465,177       0.0%
#   Depo Auto Parts Ind Co., Ltd.                                        527,000  1,909,491       0.1%
*   Der Pao Construction Co., Ltd.                                       476,000         --       0.0%
#   DFI, Inc.                                                            362,524    406,785       0.0%
    Dimerco Express Corp.                                                469,000    373,152       0.0%
#   Dynacolor, Inc.                                                      264,000    548,505       0.0%
*   Dynamic Electronics Co., Ltd.                                      1,550,321    779,522       0.0%
#   Dynapack International Technology Corp.                              738,000  1,795,067       0.1%
#*  E Ink Holdings, Inc.                                               5,077,000  2,469,564       0.1%
#   E-Lead Electronic Co., Ltd.                                          406,942    731,212       0.0%
#   E-Life Mall Corp.                                                    370,000    715,210       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  E-Ton Solar Tech Co., Ltd.                                         2,396,209 $1,220,494       0.0%
    Eastern Media International Corp.                                  2,346,889    789,305       0.0%
#   Edimax Technology Co., Ltd.                                        1,071,108    409,608       0.0%
#   Edison Opto Corp.                                                    782,000    575,733       0.0%
#   Edom Technology Co., Ltd.                                            637,553    594,035       0.0%
#   eGalax_eMPIA Technology, Inc.                                        266,660    491,902       0.0%
#   Elan Microelectronics Corp.                                        2,204,715  3,500,540       0.1%
#   Elite Advanced Laser Corp.                                           396,000  1,245,219       0.0%
    Elite Material Co., Ltd.                                           1,576,350  1,857,373       0.1%
#   Elite Semiconductor Memory Technology, Inc.                        1,365,200  2,076,729       0.1%
    Elitegroup Computer Systems Co., Ltd.                              2,035,254  1,716,514       0.1%
#   eMemory Technology, Inc.                                             374,000  4,043,524       0.1%
*   Emerging Display Technologies Corp.                                  829,000    220,279       0.0%
#   ENG Electric Co., Ltd.                                               755,580    461,557       0.0%
#   EnTie Commercial Bank Co., Ltd.                                    1,884,603    830,970       0.0%
#*  Entire Technology Co., Ltd.                                          392,000    305,862       0.0%
*   Episil Holdings, Inc.                                                921,000    426,943       0.0%
#   Eternal Materials Co., Ltd.                                        3,721,647  3,686,508       0.1%
#*  Etron Technology, Inc.                                             1,395,000    651,814       0.0%
#   Everest Textile Co., Ltd.                                          1,366,562    636,776       0.0%
    Evergreen International Storage & Transport Corp.                  3,037,000  1,779,134       0.1%
#   Everlight Chemical Industrial Corp.                                2,350,829  1,954,955       0.1%
#   Everlight Electronics Co., Ltd.                                    2,155,000  4,088,766       0.1%
#   Everspring Industry Co., Ltd.                                        351,000    350,629       0.0%
    Excelsior Medical Co., Ltd.                                          495,654    836,731       0.0%
    Far Eastern International Bank                                    11,735,317  3,956,343       0.1%
#   Faraday Technology Corp.                                           1,883,648  2,006,265       0.1%
*   Farglory F T Z Investment Holding Co., Ltd.                          521,000    352,102       0.0%
#   Farglory Land Development Co., Ltd.                                  489,000    483,647       0.0%
    Federal Corp.                                                      2,562,359  1,521,290       0.1%
    Feedback Technology Corp.                                            172,000    269,701       0.0%
#   Feng Hsin Iron & Steel Co.                                         2,364,100  2,911,323       0.1%
    Feng TAY Enterprise Co., Ltd.                                        841,078  2,173,549       0.1%
    Fine Blanking & Tool Co., Ltd.                                        13,000     19,694       0.0%
    First Copper Technology Co., Ltd.                                    929,000    316,787       0.0%
    First Hotel                                                          763,424    492,303       0.0%
#   First Insurance Co, Ltd. (The)                                     1,074,179    545,874       0.0%
*   First Steamship Co., Ltd.                                          2,104,218  1,374,187       0.0%
#   FLEXium Interconnect, Inc.                                         1,177,379  2,492,438       0.1%
#   Flytech Technology Co., Ltd.                                         544,698  1,947,970       0.1%
#*  Forhouse Corp.                                                     2,204,635    856,209       0.0%
#   Formosa Advanced Technologies Co., Ltd.                              915,000    613,859       0.0%
#*  Formosa Epitaxy, Inc.                                              1,937,811    993,299       0.0%
#   Formosa International Hotels Corp.                                   174,067  1,802,613       0.1%
*   Formosa Laboratories, Inc.                                           374,000    724,580       0.0%
#   Formosa Oilseed Processing Co., Ltd.                                 688,567    446,868       0.0%
    Formosa Optical Technology Co., Ltd.                                 229,000    638,246       0.0%
    Formosan Rubber Group, Inc.                                        2,421,000  2,640,436       0.1%
    Formosan Union Chemical                                            1,222,218    505,861       0.0%
#   Fortune Electric Co., Ltd.                                           576,078    281,272       0.0%
    Founding Construction & Development Co., Ltd.                        940,082    634,619       0.0%
#   Foxlink Image Technology Co., Ltd.                                   619,000    372,299       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Froch Enterprise Co., Ltd.                                         1,017,000 $  420,068       0.0%
    FSP Technology, Inc.                                               1,034,887    861,840       0.0%
#   Fullerton Technology Co., Ltd.                                       569,600    468,182       0.0%
#   Fulltech Fiber Glass Corp.                                         1,888,083    681,345       0.0%
#   Fwusow Industry Co., Ltd.                                            809,186    401,479       0.0%
    G Shank Enterprise Co., Ltd.                                         818,281    732,361       0.0%
#*  G Tech Optoelectronics Corp.                                       1,236,000  1,006,848       0.0%
    Gallant Precision Machining Co., Ltd.                                929,000    368,388       0.0%
#   Gamania Digital Entertainment Co., Ltd.                              669,000    635,290       0.0%
*   GEM Terminal Industrial Co., Ltd.                                     23,386      9,277       0.0%
#   Gemtek Technology Corp.                                            2,064,219  1,514,953       0.1%
#   General Plastic Industrial Co., Ltd.                                 199,553    216,374       0.0%
#*  Genesis Photonics, Inc.                                            1,847,990    916,092       0.0%
#*  Genius Electronic Optical Co., Ltd.                                  404,427  1,134,354       0.0%
#   GeoVision, Inc.                                                      301,079  1,095,107       0.0%
#   Getac Technology Corp.                                             2,226,360  1,121,478       0.0%
#*  Giantplus Technology Co., Ltd.                                     1,268,900    436,676       0.0%
#   Giga Solution Tech Co., Ltd.                                         636,446    394,387       0.0%
#   Gigabyte Technology Co., Ltd.                                      3,078,800  3,544,238       0.1%
#   Gigasolar Materials Corp.                                            129,880  2,188,021       0.1%
#*  Gigastorage Corp.                                                  1,912,561  1,685,638       0.1%
#*  Gintech Energy Corp.                                               2,307,936  1,805,967       0.1%
*   Global Brands Manufacture, Ltd.                                    1,795,359    565,929       0.0%
    Global Lighting Technologies, Inc.                                   449,000    606,099       0.0%
#   Global Mixed Mode Technology, Inc.                                   424,000  1,138,287       0.0%
#   Global Unichip Corp.                                                 496,000  1,498,593       0.0%
    Globe Union Industrial Corp.                                       1,196,914    587,326       0.0%
#   Gloria Material Technology Corp.                                   2,745,565  1,816,756       0.1%
    Glory Science Co., Ltd.                                              239,296    327,926       0.0%
*   Glotech Industrial Corp.                                             465,000    108,185       0.0%
#*  Gold Circuit Electronics, Ltd.                                     2,468,227  1,022,033       0.0%
*   Goldsun Development & Construction Co., Ltd.                       7,546,722  2,669,002       0.1%
#   Good Will Instrument Co., Ltd.                                       215,755    153,583       0.0%
#   Gourmet Master Co., Ltd.                                             223,000  1,411,537       0.0%
#   Grand Pacific Petrochemical                                        5,777,000  2,767,953       0.1%
#   Grape King Bio, Ltd.                                                 533,000  2,227,958       0.1%
    Great China Metal Industry                                           869,000    802,090       0.0%
    Great Taipei Gas Co., Ltd.                                         1,561,000  1,196,362       0.0%
#   Great Wall Enterprise Co., Ltd.                                    2,956,774  2,681,607       0.1%
#*  Green Energy Technology, Inc.                                      1,855,457  1,211,187       0.0%
*   GTM Corp.                                                            827,000    589,148       0.0%
#*  Hannstar Board Corp.                                               1,728,049    649,492       0.0%
#   HannStar Display Corp.                                            16,932,506  4,265,376       0.1%
*   HannsTouch Solution, Inc.                                          4,577,130    953,960       0.0%
    Harvatek Corp.                                                       899,623    517,039       0.0%
#   Hey Song Corp.                                                     1,828,750  2,189,053       0.1%
#   Hi-Clearance, Inc.                                                   127,000    412,512       0.0%
#   Hiroca Holdings, Ltd.                                                296,448    924,727       0.0%
*   HiTi Digital, Inc.                                                   730,935    364,059       0.0%
#   Hitron Technology, Inc.                                            1,493,213    745,729       0.0%
*   Hiyes International Co., Ltd.                                          5,043      9,203       0.0%
#   Ho Tung Chemical Corp.                                             4,497,400  1,582,908       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   Hocheng Corp.                                                     1,737,700 $  594,895       0.0%
#*  Hold-Key Electric Wire & Cable Co., Ltd.                            205,908     53,562       0.0%
#   Holiday Entertainment Co., Ltd.                                     323,800    370,817       0.0%
#   Holtek Semiconductor, Inc.                                          945,000  1,606,680       0.1%
    Holy Stone Enterprise Co., Ltd.                                   1,059,728  1,406,568       0.0%
    Hong Ho Precision Textile Co., Ltd.                                  40,000     38,077       0.0%
    Hong TAI Electric Industrial                                      1,234,000    405,889       0.0%
#   Hong YI Fiber Industry Co.                                           75,652     30,556       0.0%
    Horizon Securities Co., Ltd.                                      2,380,000    648,582       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                           1,015,128  1,818,891       0.1%
#   Hsin Kuang Steel Co., Ltd.                                        1,317,443    748,879       0.0%
#   Hsin Yung Chien Co., Ltd.                                           179,100    648,216       0.0%
#   Hsing TA Cement Co.                                                 620,000    270,523       0.0%
#   Hu Lane Associate, Inc.                                             417,866  1,462,670       0.0%
    HUA ENG Wire & Cable                                              2,359,565    780,556       0.0%
*   Hua Yu Lien Development Co., Ltd.                                     3,701      6,005       0.0%
#   Huaku Development Co., Ltd.                                       1,408,816  2,314,581       0.1%
    Huang Hsiang Construction Corp.                                     591,800    767,984       0.0%
#   Hung Ching Development & Construction Co., Ltd.                     596,000    320,037       0.0%
    Hung Poo Real Estate Development Corp.                            1,521,185  1,146,382       0.0%
    Hung Sheng Construction, Ltd.                                     2,573,400  1,578,235       0.1%
#   Huxen Corp.                                                         293,244    409,479       0.0%
#   Hwa Fong Rubber Co., Ltd.                                         1,494,010  1,105,012       0.0%
#   Hwacom Systems, Inc.                                                564,000    299,568       0.0%
#   I-Chiun Precision Industry Co., Ltd.                              1,059,313    619,423       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                             592,000    799,377       0.0%
#   Ibase Technology, Inc.                                              491,605    880,506       0.0%
#   Ichia Technologies, Inc.                                          1,679,000  1,835,458       0.1%
#   Ideal Bike Corp.                                                    501,263    218,337       0.0%
#   IEI Integration Corp.                                               588,209    937,629       0.0%
#   ILI Technology Corp.                                                388,383    872,306       0.0%
    Infortrend Technology, Inc.                                       1,292,163    721,100       0.0%
#   Inpaq Technology Co., Ltd.                                          157,000    218,452       0.0%
    Insyde Software Corp.                                               107,000    174,584       0.0%
    ITE Technology, Inc.                                                765,095    800,948       0.0%
    ITEQ Corp.                                                        1,414,614  1,103,226       0.0%
#*  J Touch Corp.                                                       759,000    410,265       0.0%
*   Janfusun Fancyworld Corp.                                           823,564    124,046       0.0%
*   Jenn Feng New Energy Co., Ltd.                                      286,000     56,605       0.0%
#   Jentech Precision Industrial Co., Ltd.                              386,868    868,154       0.0%
    Jess-Link Products Co., Ltd.                                        861,900    768,141       0.0%
    Jih Sun Financial Holdings Co., Ltd.                              5,852,843  1,561,578       0.1%
#   Johnson Health Tech Co., Ltd.                                       529,331  1,239,937       0.0%
    K Laser Technology, Inc.                                            889,000    440,446       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                                 559,020    258,989       0.0%
    Kao Hsing Chang Iron & Steel                                        509,600    177,979       0.0%
#   Kaori Heat Treatment Co., Ltd.                                      403,270    785,508       0.0%
#   Kaulin Manufacturing Co., Ltd.                                      726,330    487,512       0.0%
#   KD Holding Corp.                                                    110,000    594,717       0.0%
#   KEE TAI Properties Co., Ltd.                                      1,987,473  1,141,673       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                           1,170,000    519,360       0.0%
    Kerry TJ Logistics Co., Ltd.                                      1,609,000  2,011,636       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    Keysheen Cayman Holdings Co., Ltd.                                     2,000 $    3,090       0.0%
#   Kindom Construction Corp.                                          1,934,000  1,668,231       0.1%
#   King Slide Works Co., Ltd.                                           265,550  3,486,665       0.1%
    King Yuan Electronics Co., Ltd.                                    6,711,979  5,317,532       0.1%
    King's Town Bank Co., Ltd.                                         4,036,701  4,414,883       0.1%
*   King's Town Construction Co., Ltd.                                   929,210    814,136       0.0%
#   Kinik Co.                                                            594,000  1,203,031       0.0%
#   Kinko Optical Co., Ltd.                                              812,000    559,640       0.0%
#*  Kinpo Electronics                                                  6,764,157  2,952,726       0.1%
#   KMC Kuei Meng International, Inc.                                    189,875    782,153       0.0%
#   KS Terminals, Inc.                                                   592,482    677,762       0.0%
#   Kung Long Batteries Industrial Co., Ltd.                             321,000  1,079,304       0.0%
    Kung Sing Engineering Corp.                                        1,746,000    703,690       0.0%
#   Kuo Toong International Co., Ltd.                                    989,000  1,468,327       0.0%
    Kuoyang Construction Co., Ltd.                                     2,438,384  1,042,054       0.0%
#   Kwong Fong Industries Corp.                                        1,305,760    717,862       0.0%
    KYE Systems Corp.                                                  1,576,381    543,105       0.0%
    L&K Engineering Co., Ltd.                                            623,048    509,592       0.0%
    LAN FA Textile                                                       951,933    295,505       0.0%
    Laser Tek Taiwan Co., Ltd.                                            46,504     35,602       0.0%
#   LCY Chemical Corp.                                                 1,265,383    615,022       0.0%
    Leader Electronics, Inc.                                             852,000    298,914       0.0%
#   Leadtrend Technology Corp.                                           207,086    262,171       0.0%
*   Lealea Enterprise Co., Ltd.                                        4,155,892  1,175,566       0.0%
#   Ledtech Electronics Corp.                                            592,000    295,596       0.0%
#   LEE CHI Enterprises Co., Ltd.                                      1,055,000    464,516       0.0%
#   Lelon Electronics Corp.                                              513,000    623,862       0.0%
#*  Leofoo Development Co.                                             1,436,000    520,150       0.0%
*   LES Enphants Co., Ltd.                                             1,217,754    689,533       0.0%
#   Lextar Electronics Corp.                                           2,155,500  1,799,033       0.1%
#*  Li Peng Enterprise Co., Ltd.                                       3,468,426  1,194,054       0.0%
#   Lian HWA Food Corp.                                                  434,883    460,005       0.0%
*   Lien Chang Electronic Enter                                          366,000    220,185       0.0%
#   Lien Hwa Industrial Corp.                                          3,252,676  2,112,331       0.1%
#   Lingsen Precision Industries, Ltd.                                 2,220,506  1,131,322       0.0%
    Lite-On Semiconductor Corp.                                        1,173,539    772,988       0.0%
#   Long Bon International Co., Ltd.                                   1,851,945  1,130,628       0.0%
#   Long Chen Paper Co., Ltd.                                          2,939,709  1,471,577       0.0%
#   Longwell Co.                                                         774,000    684,710       0.0%
#   Lotes Co., Ltd.                                                      359,778  1,494,522       0.0%
#   Lucky Cement Corp.                                                 1,355,000    448,478       0.0%
#   Lumax International Corp., Ltd.                                      487,769  1,042,558       0.0%
    Lung Yen Life Service Corp.                                          119,000    350,502       0.0%
#   Macroblock, Inc.                                                     154,000    306,609       0.0%
#*  Macronix International                                            21,460,481  4,822,350       0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd.                         38,000     80,209       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                             212,303    224,799       0.0%
#   Makalot Industrial Co., Ltd.                                         928,717  4,859,042       0.1%
    Marketech International Corp.                                        743,000    524,277       0.0%
    Masterlink Securities Corp.                                        6,150,896  1,960,180       0.1%
    Mayer Steel Pipe Corp.                                               842,567    400,475       0.0%
    Maywufa Co., Ltd.                                                    170,322     78,384       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
    Meiloon Industrial Co.                                              393,809 $  166,408       0.0%
    Mercuries & Associates, Ltd.                                      1,787,991  1,035,113       0.0%
#*  Mercuries Life Insurance Co., Ltd.                                2,552,400  1,433,430       0.0%
#   Merry Electronics Co., Ltd.                                       1,014,477  4,102,640       0.1%
    Micro-Star International Co., Ltd.                                3,455,075  4,231,645       0.1%
#*  Microbio Co., Ltd.                                                1,664,607  1,450,200       0.0%
#*  Microelectronics Technology, Inc.                                   739,019    356,760       0.0%
#   Microlife Corp.                                                     231,600    493,579       0.0%
#   MIN AIK Technology Co., Ltd.                                        946,316  4,181,426       0.1%
#   Mirle Automation Corp.                                              855,009    711,645       0.0%
#   Mitac Holdings Corp.                                              2,729,000  2,112,653       0.1%
#   Mobiletron Electronics Co., Ltd.                                    347,000    724,355       0.0%
#*  Mosel Vitelic, Inc.                                               1,982,014    426,795       0.0%
#   Motech Industries, Inc.                                           1,899,000  2,347,848       0.1%
#   MPI Corp.                                                           331,000    989,443       0.0%
#   Nak Sealing Technologies Corp.                                      267,954    926,096       0.0%
#   Namchow Chemical Industrial Co., Ltd.                               823,000  1,326,564       0.0%
#   Nan Kang Rubber Tire Co., Ltd.                                    2,953,952  3,241,407       0.1%
#   Nan Ren Lake Leisure Amusement Co., Ltd.                          1,080,000    408,240       0.0%
#*  Nan Ya Printed Circuit Board Corp.                                1,426,000  1,979,613       0.1%
    Nantex Industry Co., Ltd.                                         1,282,157    640,346       0.0%
#   National Petroleum Co., Ltd.                                      1,045,824  1,194,639       0.0%
#   Neo Solar Power Corp.                                             3,887,187  3,685,485       0.1%
#   Netronix, Inc.                                                      441,000    478,362       0.0%
    New Asia Construction & Development Corp.                           732,835    192,620       0.0%
#   New Era Electronics Co., Ltd.                                       431,000    451,574       0.0%
#   Newmax Technology Co., Ltd.                                         515,009    600,940       0.0%
#   Nexcom International Co., Ltd.                                      444,094    735,146       0.0%
    Nichidenbo Corp.                                                    692,620    542,427       0.0%
#   Nien Hsing Textile Co., Ltd.                                      1,331,436  1,100,915       0.0%
    Nishoku Technology, Inc.                                            171,000    235,814       0.0%
#   Nuvoton Technology Corp.                                            414,000    364,361       0.0%
#*  O-TA Precision Industry Co., Ltd.                                    17,000      9,343       0.0%
#*  Ocean Plastics Co., Ltd.                                            812,200    973,000       0.0%
#   OptoTech Corp.                                                    3,002,886  1,226,861       0.0%
#*  Orient Semiconductor Electronics, Ltd.                            2,971,000  1,155,573       0.0%
#   Oriental Union Chemical Corp.                                     3,021,267  2,285,524       0.1%
#   Orise Technology Co., Ltd.                                          579,000    691,311       0.0%
*   P-Two Industries, Inc.                                               49,000     20,946       0.0%
    Pacific Construction Co.                                          1,311,921    439,691       0.0%
#   Pacific Hospital Supply Co., Ltd.                                   356,000    761,128       0.0%
#*  Pan Jit International, Inc.                                       2,061,541    862,879       0.0%
#   Pan-International Industrial Corp.                                2,164,747  1,348,523       0.0%
#   Parade Technologies, Ltd.                                           302,401  2,871,343       0.1%
#   Paragon Technologies Co., Ltd.                                      416,246    599,883       0.0%
#   PChome Online, Inc.                                                 395,119  4,008,906       0.1%
#   Phihong Technology Co., Ltd.                                      1,506,901    794,446       0.0%
    Phison Electronics Corp.                                            136,000    918,579       0.0%
#   Phoenix Tours International, Inc.                                   273,000    372,868       0.0%
#   Pixart Imaging, Inc.                                                725,150  1,610,649       0.1%
*   Plotech Co., Ltd.                                                   115,000     43,013       0.0%
#   Polytronics Technology Corp.                                        287,027    636,108       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    Portwell, Inc.                                                       540,000 $  741,791       0.0%
#   Posiflex Technology, Inc.                                            242,374  1,092,554       0.0%
*   Potrans Electrical Corp.                                             228,000         --       0.0%
    Power Mate Technology Co., Ltd.                                      157,000    299,344       0.0%
#*  Power Quotient International Co., Ltd.                               836,600    426,153       0.0%
*   Powercom Co., Ltd.                                                   867,140    137,727       0.0%
#*  Powertech Industrial Co., Ltd.                                       367,000    266,090       0.0%
#   Poya Co., Ltd.                                                       274,065  1,847,375       0.1%
    President Securities Corp.                                         4,557,488  2,384,139       0.1%
#   Prime Electronics Satellitics, Inc.                                  819,822    325,099       0.0%
#   Prince Housing & Development Corp.                                 6,585,644  2,471,123       0.1%
#*  Princeton Technology Corp.                                           974,000    357,142       0.0%
*   Prodisc Technology, Inc.                                           1,707,199         --       0.0%
#   Promate Electronic Co., Ltd.                                         852,000    990,530       0.0%
#   Promise Technology, Inc.                                             821,286    971,995       0.0%
*   Protop Technology Co., Ltd.                                          192,000         --       0.0%
#*  Qisda Corp.                                                        8,887,900  3,992,591       0.1%
#   Qualipoly Chemical Corp.                                             275,000    198,804       0.0%
#   Quanta Storage, Inc.                                                 723,000    796,685       0.0%
#*  Quintain Steel Co., Ltd.                                           2,024,824    417,494       0.0%
#   Radium Life Tech Co., Ltd.                                         4,112,059  2,364,130       0.1%
#   Ralec Electronic Corp.                                               192,209    362,007       0.0%
#   Rechi Precision Co., Ltd.                                          1,611,181  1,615,098       0.1%
#   Rexon Industrial Corp., Ltd.                                          94,392     36,226       0.0%
#   Rich Development Co., Ltd.                                         3,647,036  1,515,124       0.1%
#   Richtek Technology Corp.                                             801,000  3,865,234       0.1%
#*  Ritek Corp.                                                       15,590,387  1,776,894       0.1%
#   Rotam Global Agrosciences, Ltd.                                      373,000    663,432       0.0%
#   Ruentex Engineering & Construction Co.                               226,000    461,569       0.0%
#   Run Long Construction Co., Ltd.                                      380,000    355,854       0.0%
*   Sainfoin Technology Corp.                                            131,260         --       0.0%
    Sampo Corp.                                                        3,014,327  1,194,355       0.0%
    San Fang Chemical Industry Co., Ltd.                                 728,480    702,654       0.0%
#   San Shing Fastech Corp.                                              462,796  1,203,768       0.0%
*   Sanyang Industry Co., Ltd.                                         2,947,628  2,605,568       0.1%
#   SCI Pharmtech, Inc.                                                  250,395    489,796       0.0%
#   Scientech Corp.                                                      249,000    529,299       0.0%
#   SDI Corp.                                                            747,000    957,976       0.0%
#   Sea Sonic Electronics Co., Ltd.                                      195,000    305,907       0.0%
#   Senao International Co., Ltd.                                        511,541    935,237       0.0%
#   Sercomm Corp.                                                      1,197,000  2,672,775       0.1%
#   Sesoda Corp.                                                         831,822    948,686       0.0%
    Shan-Loong Transportation Co., Ltd.                                   29,000     22,533       0.0%
#   Sheng Yu Steel Co., Ltd.                                             639,980    423,358       0.0%
    ShenMao Technology, Inc.                                             498,891    530,341       0.0%
#   Shih Her Technologies, Inc.                                          275,000    501,790       0.0%
    Shih Wei Navigation Co., Ltd.                                      1,274,183    784,204       0.0%
    Shihlin Electric & Engineering Corp.                               1,663,000  2,172,759       0.1%
*   Shihlin Paper Corp.                                                  404,000    521,516       0.0%
    Shin Hai Gas Corp.                                                     1,157      1,619       0.0%
    Shin Zu Shing Co., Ltd.                                              827,144  1,819,046       0.1%
#*  Shining Building Business Co., Ltd.                                1,776,401  1,072,726       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Shinkong Insurance Co., Ltd.                                       1,094,131 $  816,913       0.0%
#   Shinkong Synthetic Fibers Corp.                                    8,269,395  2,938,517       0.1%
    Shinkong Textile Co., Ltd.                                         1,068,542  1,407,447       0.0%
#   Shiny Chemical Industrial Co., Ltd.                                  294,031    427,526       0.0%
#   Shuttle, Inc.                                                      1,988,152    541,351       0.0%
#   Sigurd Microelectronics Corp.                                      1,894,974  1,813,748       0.1%
#*  Silicon Integrated Systems Corp.                                   2,908,820    806,267       0.0%
#   Silicon Power Computer & Communications, Inc.                        275,000    260,412       0.0%
#   Silitech Technology Corp.                                            928,774    627,371       0.0%
#   Sinbon Electronics Co., Ltd.                                       1,140,000  1,477,428       0.0%
    Sincere Navigation Corp.                                           1,824,786  1,580,277       0.1%
    Singatron Enterprise Co., Ltd.                                       437,000    166,220       0.0%
#   Sinkang Industries Co., Ltd.                                         153,521     55,558       0.0%
#   Sinmag Equipment Corp.                                               192,938  1,237,929       0.0%
#   Sino-American Silicon Products, Inc.                               2,921,000  4,514,184       0.1%
#   Sinon Corp.                                                        2,000,510  1,088,835       0.0%
    Sinphar Pharmaceutical Co., Ltd.                                     742,595  1,043,790       0.0%
#   Sinyi Realty, Inc.                                                 1,193,028  1,418,094       0.0%
#   Sirtec International Co., Ltd.                                       773,000  1,639,883       0.1%
    Sitronix Technology Corp.                                            628,879  1,520,569       0.1%
    Siward Crystal Technology Co., Ltd.                                  908,000    652,793       0.0%
#   Soft-World International Corp.                                       550,000  1,453,498       0.0%
#   Solar Applied Materials Technology Co.                             1,790,581  1,410,040       0.0%
#*  Solartech Energy Corp.                                             2,076,616  1,329,877       0.0%
    Solomon Technology Corp.                                             134,159     81,992       0.0%
*   Solytech Enterprise Corp.                                            974,000    264,656       0.0%
    Sonix Technology Co., Ltd.                                           888,000  1,252,866       0.0%
    Southeast Cement Co., Ltd.                                         1,053,700    541,853       0.0%
    Spirox Corp.                                                          66,000     50,802       0.0%
#   Sporton International, Inc.                                          365,505  1,771,280       0.1%
#   St Shine Optical Co., Ltd.                                           249,000  4,374,416       0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                         493,571    611,559       0.0%
    Stark Technology, Inc.                                               677,860    635,409       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                      764,487    502,087       0.0%
#*  Sunplus Technology Co., Ltd.                                       1,808,000    689,215       0.0%
#   Sunrex Technology Corp.                                            1,296,736    713,657       0.0%
#   Sunspring Metal Corp.                                                504,000    802,533       0.0%
#   Super Dragon Technology Co., Ltd.                                    159,382     91,593       0.0%
#   Supreme Electronics Co., Ltd.                                      1,416,579    787,312       0.0%
#   Swancor Ind Co., Ltd.                                                221,206    868,109       0.0%
    Sweeten Construction Co., Ltd.                                       594,522    340,121       0.0%
#   Syncmold Enterprise Corp.                                            663,000  1,268,296       0.0%
#   Sysage Technology Co., Ltd.                                          447,080    502,349       0.0%
    Systex Corp.                                                         242,388    443,164       0.0%
#   T-Mac Techvest PCB Co., Ltd.                                         713,000    363,298       0.0%
#   TA Chen Stainless Pipe                                             3,550,248  2,186,724       0.1%
#*  Ta Chong Bank, Ltd.                                               10,125,528  3,365,621       0.1%
    Ta Chong Securities Co., Ltd.                                      1,204,000    401,236       0.0%
#   Ta Ya Electric Wire & Cable                                        3,118,306    670,922       0.0%
#   Ta Yih Industrial Co., Ltd.                                          194,000    455,355       0.0%
#   TA-I Technology Co., Ltd.                                          1,019,009    569,048       0.0%
    Tah Hsin Industrial Co., Ltd.                                        426,600    404,629       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
    TAI Roun Products Co., Ltd.                                          239,000 $   79,817       0.0%
#   Tai Tung Communication Co., Ltd.                                     336,727    485,664       0.0%
#   Taichung Commercial Bank Co., Ltd.                                10,456,831  3,510,177       0.1%
#   TaiDoc Technology Corp.                                              224,000    715,374       0.0%
#   Taiflex Scientific Co., Ltd.                                         865,000  1,283,649       0.0%
#   Taimide Tech, Inc.                                                   468,000    616,881       0.0%
#   Tainan Enterprises Co., Ltd.                                         785,370    650,559       0.0%
#   Tainan Spinning Co., Ltd.                                          5,799,737  3,218,127       0.1%
#*  Taisun Enterprise Co., Ltd.                                        1,682,428    636,892       0.0%
#*  Taita Chemical Co., Ltd.                                           1,034,951    286,204       0.0%
#   Taiwan Acceptance Corp.                                              493,480  1,194,296       0.0%
#   Taiwan Calsonic Co., Ltd.                                             33,000     22,578       0.0%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                       475,000    765,848       0.0%
#   Taiwan Cogeneration Corp.                                          1,895,566  1,502,083       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                           1,055,338    761,721       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                    176,000         --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                                 710,000    681,935       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                              1,338,814  2,194,138       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                       911,120    623,263       0.0%
*   Taiwan Kolin Co., Ltd.                                             1,356,000         --       0.0%
    Taiwan Land Development Corp.                                      3,673,616  1,305,166       0.0%
#*  Taiwan Life Insurance Co., Ltd.                                    2,289,586  1,372,096       0.0%
#   Taiwan Line Tek Electronic                                           505,545    382,887       0.0%
    Taiwan Mask Corp.                                                  1,038,412    322,214       0.0%
    Taiwan Navigation Co., Ltd.                                        1,012,777    718,475       0.0%
#   Taiwan Paiho, Ltd.                                                 1,457,287  2,029,021       0.1%
    Taiwan PCB Techvest Co., Ltd.                                      1,408,238  2,077,909       0.1%
#*  Taiwan Prosperity Chemical Corp.                                     950,000    676,115       0.0%
#*  Taiwan Pulp & Paper Corp.                                          1,940,980    727,255       0.0%
#   Taiwan Sakura Corp.                                                1,420,003    986,184       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                      458,400    478,277       0.0%
#   Taiwan Secom Co., Ltd.                                             1,085,371  2,877,993       0.1%
    Taiwan Semiconductor Co., Ltd.                                     1,423,000  1,298,971       0.0%
    Taiwan Sogo Shin Kong SEC                                          1,305,710  1,651,296       0.1%
#   Taiwan Styrene Monomer                                             3,070,209  1,267,419       0.0%
    Taiwan Surface Mounting Technology Co., Ltd.                       1,426,132  1,998,223       0.1%
#   Taiwan TEA Corp.                                                   3,887,897  2,112,030       0.1%
    Taiwan Union Technology Corp.                                      1,288,000  1,070,660       0.0%
#   Taiyen Biotech Co., Ltd.                                             777,883    622,018       0.0%
*   Tang Eng Iron Works Co., Ltd.                                          7,000     10,408       0.0%
*   Tatung Co., Ltd.                                                  12,209,015  3,467,397       0.1%
#   Te Chang Construction Co., Ltd.                                      412,482    338,010       0.0%
*   Tecom Co., Ltd.                                                      108,114      9,353       0.0%
#*  Tekcore Co., Ltd.                                                    360,000    105,559       0.0%
    Ten Ren Tea Co., Ltd.                                                187,980    289,378       0.0%
    Test Research, Inc.                                                  877,821  1,433,278       0.0%
    Test-Rite International Co., Ltd.                                  1,680,495  1,110,420       0.0%
    Tex-Ray Industrial Co., Ltd.                                         598,000    259,277       0.0%
    ThaiLin Semiconductor Corp.                                          226,000    151,325       0.0%
#   Thinking Electronic Industrial Co., Ltd.                             442,204    643,094       0.0%
#   Thye Ming Industrial Co., Ltd.                                       920,669  1,023,861       0.0%
    Ton Yi Industrial Corp.                                            1,624,644    965,964       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   Tong Hsing Electronic Industries, Ltd.                              791,963 $3,017,272       0.1%
#   Tong Yang Industry Co., Ltd.                                      2,115,741  2,160,728       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                                 1,149,599  1,020,537       0.0%
    Topco Scientific Co., Ltd.                                          824,363  1,490,376       0.0%
#   Topco Technologies Corp.                                            121,000    268,295       0.0%
#   Topoint Technology Co., Ltd.                                        839,776    798,527       0.0%
#   Toung Loong Textile Manufacturing                                   451,000  1,259,225       0.0%
#   Trade-Van Information Services Co.                                  253,000    221,892       0.0%
#   Transasia Airways Corp.                                             842,000    315,609       0.0%
#   Tripod Technology Corp.                                           2,338,000  4,376,237       0.1%
    Tsann Kuen Enterprise Co., Ltd.                                     514,686    541,683       0.0%
#   TSC Auto ID Technology Co., Ltd.                                    119,000    888,874       0.0%
#   TSRC Corp.                                                          701,200    788,958       0.0%
#   Ttet Union Corp.                                                    270,000    637,774       0.0%
#   TTFB Co., Ltd.                                                       43,000    378,958       0.0%
    TTY Biopharm Co., Ltd.                                              908,979  1,694,710       0.1%
#   Tung Ho Steel Enterprise Corp.                                    4,359,000  3,437,389       0.1%
#   Tung Ho Textile Co., Ltd.                                           598,000    157,070       0.0%
#   Tung Thih Electronic Co., Ltd.                                      336,600  1,049,355       0.0%
#   TURVO International Co., Ltd.                                       269,112    843,996       0.0%
    TXC Corp.                                                         1,688,053  2,092,252       0.1%
*   TYC Brother Industrial Co., Ltd.                                  1,051,980    580,646       0.0%
#*  Tycoons Group Enterprise                                          2,792,182    514,635       0.0%
*   Tyntek Corp.                                                      1,264,686    283,153       0.0%
    TZE Shin International Co., Ltd.                                    275,425     79,984       0.0%
#   Ubright Optronics Corp.                                             235,500    340,496       0.0%
    Unic Technology Corp.                                                72,723     30,781       0.0%
#*  Union Bank Of Taiwan                                              5,395,707  1,830,229       0.1%
#*  Union Insurance Co., Ltd.                                           449,660    391,838       0.0%
#   Unitech Computer Co., Ltd.                                          621,804    358,461       0.0%
#   Unitech Printed Circuit Board Corp.                               3,157,370  1,294,858       0.0%
#   United Integrated Services Co., Ltd.                              1,186,439  1,127,820       0.0%
#   Unity Opto Technology Co., Ltd.                                   1,629,500  1,439,828       0.0%
#   Universal Cement Corp.                                            1,956,114  1,721,949       0.1%
    Unizyx Holding Corp.                                              2,160,430  1,275,169       0.0%
#   UPC Technology Corp.                                              3,978,447  1,361,608       0.0%
#   Userjoy Technology Co., Ltd.                                         74,000    111,502       0.0%
#   USI Corp.                                                         4,221,734  1,999,811       0.1%
    Ve Wong Corp.                                                       621,696    458,670       0.0%
#   Viking Tech Corp.                                                   480,815    330,105       0.0%
    Visual Photonics Epitaxy Co., Ltd.                                1,337,696  1,196,212       0.0%
#   Vivotek, Inc.                                                       366,443  1,262,687       0.0%
#*  Wafer Works Corp.                                                 2,098,580    870,331       0.0%
#   Wah Hong Industrial Corp.                                           354,021    371,895       0.0%
#   Wah Lee Industrial Corp.                                            898,000  1,567,717       0.1%
*   Walsin Lihwa Corp.                                                4,298,000  1,426,891       0.0%
#*  Walsin Technology Corp.                                           3,315,873  1,146,878       0.0%
#   Walton Advanced Engineering, Inc.                                 1,744,197    816,415       0.0%
    Wan Hai Lines, Ltd.                                                 345,000    255,161       0.0%
    WAN HWA Enterprise Co.                                              658,083    320,284       0.0%
    Waterland Financial Holdings Co., Ltd.                            5,457,197  1,517,298       0.1%
#*  Ways Technical Corp., Ltd.                                          436,000    434,798       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
TAIWAN -- (Continued)
*   WEI Chih Steel Industrial Co., Ltd.                                  433,000 $     61,208       0.0%
#   Wei Chuan Foods Corp.                                              1,836,000    1,530,648       0.1%
#*  Wei Mon Industry Co., Ltd.                                         1,812,282      412,854       0.0%
#   Weikeng Industrial Co., Ltd.                                       1,105,100      843,583       0.0%
#   Well Shin Technology Co., Ltd.                                       418,000      623,068       0.0%
    Wha Yu Industrial Co., Ltd.                                          108,000       42,919       0.0%
    Win Semiconductors Corp.                                           3,511,000    3,167,734       0.1%
*   Winbond Electronics Corp.                                         12,634,138    4,053,581       0.1%
*   Wintek Corp.                                                      10,777,000      687,360       0.0%
#   Wisdom Marine Lines Co., Ltd.                                      1,297,402    1,504,968       0.0%
#   Wistron NeWeb Corp.                                                1,259,682    2,840,288       0.1%
    WT Microelectronics Co., Ltd.                                      1,785,024    2,850,500       0.1%
#   WUS Printed Circuit Co., Ltd.                                      1,844,000      845,013       0.0%
#   X-Legend Entertainment Co., Ltd.                                     124,125      621,934       0.0%
#   XAC Automation Corp.                                                 461,000      786,720       0.0%
    Xxentria Technology Materials Corp.                                  696,207    1,787,317       0.1%
#   Yageo Corp.                                                        1,374,028    2,135,612       0.1%
*   Yang Ming Marine Transport Corp.                                   1,209,000      553,454       0.0%
#   YC Co., Ltd.                                                       2,233,926    1,183,210       0.0%
#   YC INOX Co., Ltd.                                                  1,701,171    1,300,289       0.0%
#   YeaShin International Development Co., Ltd.                        1,002,350      567,121       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                         261,279    1,051,793       0.0%
    YFY, Inc.                                                          7,314,212    3,032,088       0.1%
#   Yi Jinn Industrial Co., Ltd.                                       1,154,094      299,536       0.0%
    Yieh Phui Enterprise Co., Ltd.                                     5,791,804    1,715,116       0.1%
#   Yonyu Plastics Co., Ltd                                              376,600      387,022       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                                 795,872      503,555       0.0%
#   Young Optics, Inc.                                                   352,111      598,441       0.0%
#   Youngtek Electronics Corp.                                           583,412    1,118,755       0.0%
    Yufo Electronics Co., Ltd.                                            98,000       60,626       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                     383,869    1,027,344       0.0%
#   Yungshin Construction & Development Co., Ltd.                        282,000      582,517       0.0%
    YungShin Global Holding Corp.                                        902,300    1,642,038       0.1%
#   Yungtay Engineering Co., Ltd.                                      2,036,000    4,521,195       0.1%
#   Zeng Hsing Industrial Co., Ltd.                                      278,107    1,399,903       0.0%
#   Zenitron Corp.                                                     1,100,000      617,038       0.0%
    Zig Sheng Industrial Co., Ltd.                                     2,602,732      719,325       0.0%
#   Zinwell Corp.                                                      1,809,586    1,745,339       0.1%
#   Zippy Technology Corp.                                               581,948      656,814       0.0%
#   ZongTai Real Estate Development Co., Ltd.                            670,090      400,205       0.0%
                                                                                 ------------      ----
TOTAL TAIWAN                                                                      706,354,207      14.4%
                                                                                 ------------      ----
THAILAND -- (3.9%)
    AAPICO Hitech PCL(B013KZ2)                                            47,300       22,365       0.0%
    AAPICO Hitech PCL(B013L48)                                           964,380      455,986       0.0%
    Aeon Thana Sinsap Thailand PCL                                       142,500      474,708       0.0%
*   AJ Plast PCL                                                       1,601,288      506,394       0.0%
    Amarin Printing & Publishing PCL                                      77,660       27,421       0.0%
    Amata Corp. PCL                                                    5,111,800    2,432,696       0.1%
    Ananda Development PCL                                            12,378,400    1,444,210       0.0%
    AP Thailand PCL                                                   12,378,916    2,527,473       0.1%
*   Apex Development PCL                                                   3,536           --       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ----------- ---------- ---------------
THAILAND -- (Continued)
    Asia Green Energy PCL                                               1,711,270 $  118,743       0.0%
    Asia Plus Securities PCL                                           10,379,800  1,249,273       0.0%
    Asian Insulators PCL                                                2,273,500    705,015       0.0%
    Bangchak Petroleum PCL (The)                                        4,817,500  4,955,058       0.1%
    Bangkok Aviation Fuel Services PCL                                  1,418,717  1,579,014       0.0%
    Bangkok Chain Hospital PCL                                          8,664,937  2,593,894       0.1%
    Bangkok Expressway PCL                                              2,873,100  3,352,097       0.1%
    Bangkok Insurance PCL                                                 180,181  2,030,286       0.1%
    Bangkok Life Assurance PCL                                            305,200    541,151       0.0%
*   Bangkok Rubber PCL                                                     14,600         --       0.0%
    Bangkokland PCL                                                    81,318,070  4,993,434       0.1%
    Bumrungrad Hospital PCL                                               350,700  1,432,088       0.0%
    Cal-Comp Electronics Thailand PCL                                  14,442,116  1,339,122       0.0%
*   Central Paper Industry P.L.C.                                              20         --       0.0%
    Central Plaza Hotel PCL                                             4,356,900  5,049,830       0.1%
    CH Karnchang PCL                                                    5,932,905  5,009,361       0.1%
    Charoong Thai Wire & Cable PCL                                      1,317,400    481,334       0.0%
    Christiani & Nielsen Thai                                           2,439,200    385,689       0.0%
*   CK Power PCL                                                        2,517,800  1,584,738       0.0%
    Country Group Securities PCL                                        6,720,500    342,525       0.0%
    CS Loxinfo PCL                                                      1,759,200    540,129       0.0%
    Delta Electronics Thailand PCL                                      1,621,200  3,210,543       0.1%
    Dhipaya Insurance PCL                                                 901,500  1,107,154       0.0%
    Diamond Building Products PCL                                       3,674,800    665,684       0.0%
    DSG International Thailand PCL                                      4,018,840    980,957       0.0%
    Dynasty Ceramic PCL                                                 1,353,400  2,451,661       0.1%
    Eastern Water Resources Development and Management PCL              4,628,800  1,549,092       0.0%
    Erawan Group PCL (The)                                             11,417,870  1,647,651       0.0%
*   Esso Thailand PCL                                                  12,141,400  2,050,283       0.1%
*   G J Steel PCL                                                     130,617,600    360,933       0.0%
*   G Steel PCL                                                        27,015,300    165,891       0.0%
    GFPT PCL                                                            4,603,000  2,727,599       0.1%
*   GMM Grammy PCL                                                      1,277,460    541,263       0.0%
*   Golden Land Property Development PCL                                5,024,500  1,380,696       0.0%
    Grand Canal Land PCL                                                2,898,200    313,223       0.0%
*   Grande Asset Hotels & Property PCL                                  8,319,800    643,718       0.0%
    Hana Microelectronics PCL                                           2,487,496  3,322,262       0.1%
    Hemaraj Land and Development PCL                                   33,959,700  4,983,954       0.1%
    ICC International PCL                                                 204,600    252,845       0.0%
*   Italian-Thai Development PCL                                       19,673,827  3,443,071       0.1%
*   ITV PCL                                                             2,785,600         --       0.0%
    Jay Mart PCL                                                        1,655,125    696,199       0.0%
    Jubilee Enterprise PCL                                                177,300    221,829       0.0%
    Kang Yong Electric PCL                                                 36,400    286,104       0.0%
    KCE Electronics PCL                                                 1,786,218  2,193,697       0.1%
    KGI Securities Thailand PCL                                         9,781,400    997,060       0.0%
    Khon Kaen Sugar Industry PCL                                        5,020,300  2,003,804       0.1%
    Kiatnakin Bank PCL                                                  3,023,300  3,921,843       0.1%
    Laguna Resorts & Hotels PCL                                           197,000    192,040       0.0%
    Lanna Resources PCL                                                 1,894,350    756,111       0.0%
    LH Financial Group PCL                                             27,662,484  1,545,770       0.0%
    Loxley PCL                                                          7,786,676  1,099,745       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
THAILAND -- (Continued)
    LPN Development PCL(B00PXK5)                                         411,500 $  314,595       0.0%
    LPN Development PCL(B00Q643)                                       4,549,000  3,477,743       0.1%
    Major Cineplex Group PCL                                           3,105,500  2,269,294       0.1%
    Maybank Kim Eng Securities Thailand PCL                              610,300    427,229       0.0%
    MBK PCL                                                            5,671,100  2,803,338       0.1%
    MCOT PCL                                                           2,352,600  1,473,535       0.0%
    Modernform Group PCL                                               1,570,700    491,899       0.0%
    Muang Thai Insurance PCL                                              61,288    310,486       0.0%
    Muramoto Electron Thailand PCL                                        14,000     93,276       0.0%
    Nation Multimedia Group PCL                                       14,377,900    693,070       0.0%
*   Natural Park PCL                                                  57,383,200    123,329       0.0%
    Nava Nakorn PCL                                                    1,715,500    106,396       0.0%
    Noble Development PCL                                                621,200    198,357       0.0%
*   Polyplex Thailand PCL                                              2,802,400  1,006,696       0.0%
    Precious Shipping PCL                                              3,309,400  2,164,268       0.1%
    Premier Marketing PCL                                              1,524,800    451,775       0.0%
    President Rice Products PCL                                            3,375      4,948       0.0%
*   Property Perfect PCL                                              21,874,700    987,283       0.0%
    Pruksa Real Estate PCL                                             4,902,100  5,042,074       0.1%
    PTG Energy PCL                                                     3,697,800    652,820       0.0%
    Quality Houses PCL                                                39,563,708  5,223,333       0.1%
*   Raimon Land PCL                                                   21,994,800  1,485,679       0.0%
*   Regional Container Lines PCL                                       3,236,400  1,073,169       0.0%
*   Rojana Industrial Park PCL                                         5,762,900  1,353,583       0.0%
    RS PCL                                                             3,358,700    886,854       0.0%
    Saha Pathana Inter-Holding PCL                                       680,300    543,070       0.0%
    Saha-Union PCL                                                       746,600    957,033       0.0%
*   Sahaviriya Steel Industries PCL                                   90,858,500    948,477       0.0%
    Samart Corp. PCL                                                   3,498,300  3,544,486       0.1%
    Samart I-Mobile PCL                                               12,701,000  1,403,856       0.0%
    Samart Telcoms PCL                                                 2,212,100  1,494,203       0.0%
    Sansiri PCL                                                       45,081,210  2,851,314       0.1%
    SC Asset Corp PCL                                                 14,046,225  1,630,173       0.0%
    Siam Future Development PCL                                        7,221,961  1,552,156       0.0%
    Siam Global House PCL                                              4,788,680  1,911,355       0.1%
    Siamgas & Petrochemicals PCL                                       3,056,200  1,182,319       0.0%
    Sino Thai Engineering & Construction PCL                           5,251,500  4,232,480       0.1%
    SNC Former PCL                                                       869,400    408,407       0.0%
    Somboon Advance Technology PCL                                     1,776,937  1,003,858       0.0%
    SPCG PCL                                                           2,848,000  2,207,921       0.1%
    Sri Ayudhya Capital PCL                                               73,100     96,509       0.0%
    Sri Trang Agro-Industry PCL                                        4,616,690  2,069,502       0.1%
    Sriracha Construction PCL                                            891,000    964,315       0.0%
    Srithai Superware PCL                                             12,417,700  1,037,032       0.0%
    STP & I PCL                                                        5,087,440  3,420,784       0.1%
    Supalai PCL                                                        5,976,633  4,725,155       0.1%
    Susco PCL                                                          1,939,800    252,525       0.0%
    SVI PCL                                                            8,178,900  1,330,923       0.0%
    Symphony Communication PCL                                           692,400    378,407       0.0%
*   Tata Steel Thailand PCL                                           26,248,700    749,502       0.0%
    Thai Agro Energy PCL                                                 378,870     53,509       0.0%
*   Thai Airways International PCL(6364971)                              141,400     62,082       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
THAILAND -- (Continued)
*   Thai Airways International PCL(6888868)                            6,713,400 $  2,947,547       0.1%
    Thai Carbon Black PCL                                                504,600      429,925       0.0%
    Thai Central Chemical PCL                                            207,000      184,311       0.0%
    Thai Metal Trade PCL                                                 629,300      206,740       0.0%
    Thai Rayon PCL                                                         9,400        9,019       0.0%
    Thai Rung Union Car PCL                                              786,120      120,199       0.0%
    Thai Stanley Electric PCL                                            206,600    1,389,174       0.0%
    Thai Steel Cable PCL                                                   3,400        1,566       0.0%
    Thai Vegetable Oil PCL                                             2,939,475    2,012,597       0.1%
    Thai Wacoal PCL                                                       78,000      119,143       0.0%
    Thai-German Ceramic Industry PCL                                   3,855,000      402,426       0.0%
    Thaicom PCL                                                        3,837,200    4,624,197       0.1%
    Thanachart Capital PCL                                             4,752,800    5,107,399       0.1%
    Thitikorn PCL                                                        742,400      225,660       0.0%
*   Thoresen Thai Agencies PCL                                         4,868,396    3,258,552       0.1%
    Ticon Industrial Connection PCL                                    6,230,184    3,557,919       0.1%
*   Tipco Asphalt PCL                                                    684,790    1,266,767       0.0%
*   TIPCO Foods PCL                                                    1,278,482      270,848       0.0%
    Tisco Financial Group PCL(B3KFW10)                                   677,900      926,207       0.0%
    Tisco Financial Group PCL(B3KFW76)                                 2,247,400    3,070,596       0.1%
    Toyo-Thai Corp. PCL(B5ML0D8)                                       1,350,871    1,213,171       0.0%
    Toyo-Thai Corp. PCL(B5ML0B6)                                         446,528      401,012       0.0%
    TPI Polene PCL                                                    75,786,600    4,211,659       0.1%
    TTW PCL                                                           13,650,100    5,071,115       0.1%
    Union Mosaic Industry PCL (The)                                      272,000       61,382       0.0%
    Unique Engineering & Construction PCL                              3,441,400    1,109,447       0.0%
    Univanich Palm Oil PCL                                               939,000      291,185       0.0%
    Univentures PCL                                                    7,086,000    2,175,622       0.1%
    Vanachai Group PCL                                                 4,928,959    1,180,408       0.0%
    Vibhavadi Medical Center PCL                                       4,111,920    2,032,604       0.1%
    Vinythai PCL                                                       2,792,934      908,968       0.0%
*   Workpoint Entertainment PCL                                        1,082,100    1,245,893       0.0%
                                                                                 ------------       ---
TOTAL THAILAND                                                                    216,046,356       4.4%
                                                                                 ------------       ---
TURKEY -- (2.4%)
*   Adana Cimento Sanayii TAS Class A                                    507,598    1,182,869       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                                22,672      516,582       0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S.                              331,389    1,225,986       0.0%
    Akcansa Cimento A.S.                                                 429,680    2,763,810       0.1%
#*  Akenerji Elektrik Uretim A.S.                                      1,914,223    1,007,189       0.0%
#   Akfen Holding A.S.                                                   885,501    1,892,155       0.1%
*   AKIS Gayrimenkul Yatirimi A.S.                                        52,982       54,326       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                      843,653    2,774,178       0.1%
    Aksigorta A.S.                                                       995,287    1,204,491       0.0%
*   Aktas Elektrik Ticaret A.S.                                              370           --       0.0%
#   Alarko Holding A.S.                                                  682,424    1,233,929       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                                 2,591,157    1,829,713       0.1%
    Alkim Alkali Kimya A.S.                                                6,300       45,131       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                                1,936,423    1,228,752       0.0%
#   Anadolu Cam Sanayii A.S.                                           1,303,410    1,113,840       0.0%
#   Anadolu Hayat Emeklilik A.S.                                         800,433    1,785,466       0.1%
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                        105,289    1,095,947       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
TURKEY -- (Continued)
*   Asya Katilim Bankasi A.S.                                        5,934,410 $1,922,379       0.1%
#   Aygaz A.S.                                                         124,525    525,189       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                             270,720  1,523,394       0.0%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA                          297,934    490,265       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                          294,655    911,057       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                 885,060  1,051,827       0.0%
#   Bizim Toptan Satis Magazalari A.S.                                 181,001  1,481,348       0.0%
*   Bolu Cimento Sanayii A.S.                                          514,692  1,003,956       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                     511,465  1,648,835       0.0%
#*  Bosch Fren Sistemleri                                                  989     55,610       0.0%
*   Boyner Buyuk Magazacilik                                           107,290    211,046       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS                         110,344  2,429,617       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                   457,826  1,869,763       0.1%
    Bursa Cimento Fabrikasi A.S.                                       229,830    591,581       0.0%
*   Celebi Hava Servisi A.S.                                            45,555    537,934       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                               505,224  3,736,718       0.1%
#*  Deva Holding A.S.                                                  683,187    629,982       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                               8,190,404  2,468,173       0.1%
    Dogus Otomotiv Servis ve Ticaret A.S.                              595,613  2,556,743       0.1%
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                        541,645    484,830       0.0%
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                   265,518    516,350       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                          354,065    978,156       0.0%
    EGE Endustri VE Ticaret A.S.                                         7,414    550,250       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                                 822,424  1,320,389       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                                                   1,950,686  2,062,274       0.1%
#*  Fenerbahce Futbol A.S.                                              84,383  1,316,309       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                 81,766    732,156       0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S.                          669,428    493,708       0.0%
*   Global Yatirim Holding A.S.                                      2,051,887  1,291,542       0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                     8,540         --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                62,751  1,672,725       0.0%
#   Goodyear Lastikleri TAS                                             37,464  1,595,662       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   1,114,071  1,368,054       0.0%
#*  GSD Holding                                                      2,604,393  1,674,919       0.0%
    Gubre Fabrikalari TAS                                              900,985  1,705,432       0.0%
*   Gunes Sigorta                                                      330,927    293,234       0.0%
#*  Hurriyet Gazetecilik A.S.                                        1,335,504    372,244       0.0%
#*  Ihlas Holding A.S.                                               7,530,182  1,016,155       0.0%
#*  Ihlas Madencilik A.S.                                              148,484     93,494       0.0%
#   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.     82,829    182,663       0.0%
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                      1,329,455  1,022,215       0.0%
    Is Finansal Kiralama A.S.                                        1,034,680    428,736       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                            272,347    139,769       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                      819,232  1,093,301       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A      1,565,502  2,006,303       0.1%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B        748,561    911,516       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D      6,697,063  7,469,799       0.2%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                          1,639,695  1,003,025       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                             12,685  1,280,593       0.0%
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                                5,801     91,659       0.0%
    Konya Cimento Sanayii A.S.                                           8,645    960,100       0.0%
#   Koza Altin Isletmeleri A.S.                                         55,986    360,855       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE++     OF NET ASSETS**
                                                                      --------- -------------- ---------------
TURKEY -- (Continued)
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                    1,427,863 $    1,110,915       0.0%
*   Mardin Cimento Sanayii ve Ticaret A.S.                              288,609        630,956       0.0%
#*  Marshall Boya ve Vernik                                              37,108        603,376       0.0%
*   Menderes Tekstil Sanayi ve Ticaret A.S.                             822,847        410,878       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                      2,278,836        553,298       0.0%
*   Migros Ticaret A.S.                                                  65,476        607,297       0.0%
#*  Milpa                                                               134,673         54,529       0.0%
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                     149,549         75,308       0.0%
*   Mudurnu Tavukculuk A.S.                                               1,740             --       0.0%
*   Nergis Holding A.S.                                                   1,784             --       0.0%
#*  NET Holding A.S.                                                  1,444,578      1,871,882       0.1%
#*  Netas Telekomunikasyon A.S.                                         216,273        593,500       0.0%
    Nuh Cimento Sanayi A.S.                                             339,327      1,470,327       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                              107,742      2,979,072       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.              618,340      1,111,859       0.0%
*   Parsan Makina Parcalari                                              87,958        179,951       0.0%
#   Petkim Petrokimya Holding A.S.                                    2,004,897      3,192,717       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                                  139,619        573,465       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                    132,554      1,276,097       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                                2,730             --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                 356,531        507,952       0.0%
*   Sasa Polyester Sanayi A.S.                                          756,712        687,372       0.0%
#*  Sekerbank TAS                                                     3,190,761      2,913,405       0.1%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                         1,294,214      1,229,231       0.0%
    Soda Sanayii A.S.                                                 1,412,501      2,612,005       0.1%
#*  Tat Gida Sanayi A.S.                                                729,258      1,039,452       0.0%
#*  Tekfen Holding A.S.                                               1,393,413      3,503,678       0.1%
#   Teknosa Ic Ve Dis Ticaret A.S.                                      201,012        802,907       0.0%
#*  Tekstil Bankasi A.S.                                              1,337,315      1,100,463       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                        1              6       0.0%
    Trakya Cam Sanayi A.S.                                            2,696,210      3,541,107       0.1%
#   Turcas Petrol A.S.                                                  685,172        745,776       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                               83,945      2,647,440       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                               7,582,370      6,652,713       0.2%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                            259,548      1,138,478       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                          1,090,031      3,604,647       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                                 1,738,991      2,068,344       0.1%
                                                                                --------------      ----
TOTAL TURKEY                                                                       135,178,601       2.7%
                                                                                --------------      ----
TOTAL COMMON STOCKS                                                              4,835,268,118      98.3%
                                                                                --------------      ----
PREFERRED STOCKS -- (1.1%)

BRAZIL -- (1.0%)
    AES Tiete SA                                                        436,900      3,303,065       0.1%
    Alpargatas SA                                                       998,118      3,497,727       0.1%
    Banco ABC Brasil SA                                                 642,953      3,568,486       0.1%
    Banco Alfa de Investimento SA                                         2,600          7,462       0.0%
    Banco Daycoval SA                                                   437,327      1,590,997       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                   1,441,365      8,610,757       0.1%
*   Banco Industrial e Comercial SA                                     484,320      1,224,175       0.0%
    Banco Mercantil do Brasil SA                                          4,569          8,421       0.0%
*   Banco Pan SA                                                      2,200,640      2,558,170       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
BRAZIL -- (Continued)
    Banco Pine SA                                                        296,003 $   821,442       0.0%
    Banco Sofisa SA                                                       75,000      75,754       0.0%
    Centrais Eletricas de Santa Catarina SA                               79,600     457,606       0.0%
    Cia de Gas de Sao Paulo COMGAS Class A                               157,587   3,108,835       0.1%
    Cia de Saneamento do Parana                                          185,001     439,050       0.0%
*   Cia de Tecidos do Norte de Minas--Coteminas                                2           1       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                      356,993   5,538,668       0.1%
    Cia Energetica de Sao Paulo Class B                                   42,400     418,076       0.0%
    Cia Energetica do Ceara Class A                                      106,339   1,480,256       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa                                    315,349   1,059,997       0.0%
    Cia Paranaense de Energia                                             27,200     380,012       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             1,219,300   3,406,065       0.1%
    Empresa Metropolitana de Aguas e Energia SA                           13,900      21,367       0.0%
    Eucatex SA Industria e Comercio                                      223,327     392,645       0.0%
*   Forjas Taurus SA                                                     355,936      54,489       0.0%
*   Gol Linhas Aereas Inteligentes SA                                    586,517   3,026,691       0.1%
    Marcopolo SA                                                       3,559,400   6,092,001       0.1%
    Parana Banco SA                                                       52,900     231,701       0.0%
    Randon Participacoes SA                                            1,468,157   3,695,997       0.1%
    Saraiva SA Livreiros Editores                                        178,773   1,000,267       0.0%
    Schulz SA                                                              9,000      26,359       0.0%
*   Sharp SA                                                          30,200,000          --       0.0%
    Unipar Carbocloro SA Class B                                       2,790,948     561,369       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                       328,000     754,188       0.0%
                                                                                 -----------       ---
TOTAL BRAZIL                                                                      57,412,096       1.1%
                                                                                 -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                           8,190      14,136       0.0%
                                                                                 -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                                1,847,698   3,466,398       0.1%
                                                                                 -----------       ---
MALAYSIA -- (0.0%)
    Amcorp Properties Bhd, 4.000%                                        224,650      29,710       0.0%
                                                                                 -----------       ---
TOTAL PREFERRED STOCKS                                                            60,922,340       1.2%
                                                                                 -----------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco Pan SA Rights 11/19/14                                         118,121         954       0.0%
                                                                                 -----------       ---
CHINA -- (0.0%)
#*  Golden Meditech Holdings, Ltd. Warrants 07/30/15                     860,943      16,652       0.0%
                                                                                 -----------       ---
HONG KONG -- (0.0%)
#*  Agile Property Holdings, Ltd. Rights 11/11/14                        987,500      66,214       0.0%
*   China Taiping Insurance Holdings Co., Ltd. Rights 11/18/14           538,020     329,535       0.0%
#*  HKC Holdings, Ltd. Warrants 10/15/15                               3,579,289      18,000       0.0%
*   Tonly Electronics Holdings, Ltd. Rights                              143,726      28,541       0.0%
                                                                                 -----------       ---
TOTAL HONG KONG                                                                      442,290       0.0%
                                                                                 -----------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17                   185,833       2,968       0.0%
                                                                                 -----------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES      VALUE++     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants 12/31/15                 449,540 $           --        0.0%
                                                                                   --------------      -----
POLAND -- (0.0%)
*     PZ Cormay SA Rights                                                   40,772          2,864        0.0%
                                                                                   --------------      -----
SOUTH KOREA -- (0.0%)
*     Shinil Industrial Co., Ltd. Rights 11/10/14                           51,526         23,142        0.0%
                                                                                   --------------      -----
TAIWAN -- (0.0%)
*     Neo Solar Power Corp. Rights 11/24/14                                233,349             --        0.0%
*     Silicon Power Computer & Communications, Inc. Rights 11/20/14         13,750             --        0.0%
*     Tong-Tai Machine & Tool Co., Ltd. Rights 12/17/14                     75,924          1,123        0.0%
                                                                                   --------------      -----
TOTAL TAIWAN                                                                                1,123        0.0%
                                                                                   --------------      -----
THAILAND -- (0.0%)
*     Loxley PCL Warrants 09/30/17                                          63,889          4,865        0.0%
*     Unique Engineering & Construction PCL Rights 11/14/14                172,070          7,924        0.0%
                                                                                   --------------      -----
TOTAL THAILAND                                                                             12,789        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS                                                                     502,782        0.0%
                                                                                   --------------      -----

                                                                                      VALUE+
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund                                    60,395,887    698,780,414       14.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,112,385,384)                                $5,595,473,654      113.7%
                                                                                   ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Common Stocks
   Argentina                   $          1               --   --    $            1
   Brazil                        10,395,875   $  352,462,986   --       362,858,861
   Cayman Islands                   173,949               --   --           173,949
   Chile                          3,448,774       63,805,515   --        67,254,289
   China                            442,049      725,675,975   --       726,118,024
   Colombia                       3,754,432               --   --         3,754,432
   Greece                                --       29,197,746   --        29,197,746
   Hong Kong                             --          366,856   --           366,856
   Hungary                               --          755,325   --           755,325
   India                            527,424      595,480,362   --       596,007,786
   Indonesia                      2,642,819      165,006,412   --       167,649,231
   Israel                                --           11,979   --            11,979
   Malaysia                          97,116      283,567,971   --       283,665,087
   Mexico                       242,291,101          155,375   --       242,446,476
   Philippines                           --       74,779,382   --        74,779,382
   Poland                                --      101,577,105   --       101,577,105
   South Africa                  11,844,483      398,377,371   --       410,221,854
   South Korea                    7,659,035      703,191,536   --       710,850,571
   Taiwan                           831,572      705,522,635   --       706,354,207
   Thailand                     216,046,356               --   --       216,046,356
   Turkey                         1,922,379      133,256,222   --       135,178,601
Preferred Stocks
   Brazil                                --       57,412,096   --        57,412,096
   Chile                                 --           14,136   --            14,136
   Colombia                       3,466,398               --   --         3,466,398
   Malaysia                              --           29,710   --            29,710
Rights/Warrants
   Brazil                                --              954   --               954
   China                                 --           16,652   --            16,652
   Hong Kong                             --          442,290   --           442,290
   Indonesia                             --            2,968   --             2,968
   Malaysia                              --               --   --                --
   Poland                                --            2,864   --             2,864
   South Korea                           --           23,142   --            23,142
   Taiwan                                --            1,123   --             1,123
   Thailand                              --           12,789   --            12,789
Securities Lending Collateral            --      698,780,414   --       698,780,414
                               ------------   --------------   --    --------------
TOTAL                          $505,543,763   $5,089,929,891   --    $5,595,473,654
                               ============   ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2014

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (17.3%)
*   1-800-Flowers.com, Inc. Class A                                      44,330 $    355,970       0.0%
    Aaron's, Inc.                                                         4,830      119,591       0.0%
#   AH Belo Corp. Class A                                                14,556      167,540       0.0%
    Arctic Cat, Inc.                                                      3,436      115,656       0.0%
#*  Ascent Capital Group, Inc. Class A                                    8,564      550,665       0.0%
#   Autoliv, Inc.                                                         9,404      862,723       0.0%
*   Ballantyne Strong, Inc.                                               9,030       40,545       0.0%
*   Barnes & Noble, Inc.                                                 12,200      266,204       0.0%
    Bassett Furniture Industries, Inc.                                    2,900       50,402       0.0%
    Beasley Broadcasting Group, Inc. Class A                              9,471       44,514       0.0%
#*  Beazer Homes USA, Inc.                                                4,326       77,565       0.0%
*   Belmond, Ltd. Class A                                                75,198      861,769       0.0%
    Best Buy Co., Inc.                                                  197,800    6,752,892       0.1%
    Big 5 Sporting Goods Corp.                                            8,501      104,647       0.0%
*   Biglari Holdings, Inc.                                                2,343      818,082       0.0%
*   BJ's Restaurants, Inc.                                               25,971    1,143,243       0.0%
#   Bob Evans Farms, Inc.                                                52,387    2,559,105       0.1%
#   Bon-Ton Stores, Inc. (The)                                            2,986       26,307       0.0%
#*  Books-A-Million, Inc.                                                14,887       21,586       0.0%
    Brown Shoe Co., Inc.                                                 74,697    1,986,193       0.1%
#*  Build-A-Bear Workshop, Inc.                                          25,874      438,564       0.0%
#*  Cabela's, Inc.                                                       53,051    2,547,509       0.1%
#*  Cache, Inc.                                                          26,610       15,035       0.0%
    Callaway Golf Co.                                                    38,543      302,177       0.0%
*   Cambium Learning Group, Inc.                                         37,733       57,731       0.0%
*   Canterbury Park Holding Corp.                                         2,755       26,310       0.0%
    Carnival Corp.                                                      489,649   19,659,407       0.4%
#   Carriage Services, Inc.                                              20,916      417,483       0.0%
*   Cavco Industries, Inc.                                                7,600      553,812       0.0%
    CBS Corp. Class A                                                    28,263    1,534,398       0.0%
    CBS Corp. Class B                                                   201,625   10,932,107       0.2%
*   Christopher & Banks Corp.                                            56,231      367,188       0.0%
    Churchill Downs, Inc.                                                 7,682      783,410       0.0%
*   Citi Trends, Inc.                                                     3,415       77,350       0.0%
#   Columbia Sportswear Co.                                               8,634      332,754       0.0%
    Comcast Corp. Class A                                             3,446,875  190,784,531       3.7%
    Comcast Corp. Special Class A                                     1,088,341   60,011,123       1.2%
#*  Conn's, Inc.                                                         25,450      791,750       0.0%
    Core-Mark Holding Co., Inc.                                          48,118    2,792,288       0.1%
#   CSS Industries, Inc.                                                 13,050      372,708       0.0%
    CST Brands, Inc.                                                     50,181    1,919,423       0.0%
    Culp, Inc.                                                           10,036      190,383       0.0%
#*  Delta Apparel, Inc.                                                   7,532       79,086       0.0%
    Destination Maternity Corp.                                             200        2,996       0.0%
#*  Destination XL Group, Inc.                                           15,601       81,749       0.0%
    DeVry Education Group, Inc.                                           8,757      423,926       0.0%
#   Dillard's, Inc. Class A                                             120,300   12,722,928       0.3%
*   Discovery Communications, Inc.                                        3,762      131,632       0.0%
*   Discovery Communications, Inc. Class B                                3,762      141,978       0.0%
#*  Dixie Group, Inc. (The)                                              11,800       92,984       0.0%
#*  Dorman Products, Inc.                                                20,712      960,208       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                                            15,098 $    36,009       0.0%
    DR Horton, Inc.                                                   208,125   4,743,169       0.1%
#*  DreamWorks Animation SKG, Inc. Class A                             46,429   1,034,438       0.0%
#*  Education Management Corp.                                         13,202       7,857       0.0%
    Educational Development Corp.                                       1,679       7,337       0.0%
*   Eldorado Resorts, Inc.                                             18,512      76,269       0.0%
#   Escalade, Inc.                                                        277       3,169       0.0%
#*  EW Scripps Co. (The) Class A                                       41,061     788,371       0.0%
*   Federal-Mogul Holdings Corp.                                       38,585     602,312       0.0%
*   Flanigan's Enterprises, Inc.                                          865      17,300       0.0%
    Flexsteel Industries, Inc.                                          2,068      70,953       0.0%
#   Foot Locker, Inc.                                                  15,700     879,357       0.0%
    Ford Motor Co.                                                    169,046   2,381,858       0.1%
#   Fred's, Inc. Class A                                               47,275     742,218       0.0%
    Frisch's Restaurants, Inc.                                            600      15,408       0.0%
#*  FTD Cos., Inc.                                                     24,893     875,736       0.0%
#*  Fuel Systems Solutions, Inc.                                        3,398      31,364       0.0%
#*  G-III Apparel Group, Ltd.                                          11,394     904,114       0.0%
*   Gaiam, Inc. Class A                                                 4,388      33,217       0.0%
#   GameStop Corp. Class A                                            104,752   4,479,196       0.1%
#*  Gaming Partners International Corp.                                   500       4,195       0.0%
    Gannett Co., Inc.                                                 119,639   3,768,628       0.1%
    General Motors Co.                                                751,200  23,587,680       0.5%
#*  Genesco, Inc.                                                       7,056     541,125       0.0%
    Graham Holdings Co. Class B                                         5,780   4,529,208       0.1%
#*  Gray Television, Inc.                                              46,874     433,116       0.0%
#   Group 1 Automotive, Inc.                                           57,936   4,949,472       0.1%
    Harte-Hanks, Inc.                                                  12,432      80,932       0.0%
    Haverty Furniture Cos., Inc.                                       33,479     736,873       0.0%
*   Helen of Troy, Ltd.                                                64,389   3,982,460       0.1%
#*  hhgregg, Inc.                                                      36,388     188,490       0.0%
    Hooker Furniture Corp.                                             14,814     226,506       0.0%
*   Hyatt Hotels Corp. Class A                                         14,601     864,671       0.0%
#*  Iconix Brand Group, Inc.                                           95,618   3,825,676       0.1%
#   International Speedway Corp. Class A                               24,844     778,363       0.0%
*   Isle of Capri Casinos, Inc.                                        15,434     114,675       0.0%
#*  JAKKS Pacific, Inc.                                                13,103      83,597       0.0%
*   Jarden Corp.                                                      162,075  10,549,462       0.2%
#*  JC Penney Co., Inc.                                                85,215     648,486       0.0%
    Johnson Outdoors, Inc. Class A                                     15,588     468,419       0.0%
*   Journal Communications, Inc. Class A                               77,674     761,982       0.0%
#   KB Home                                                            30,800     484,792       0.0%
    Kohl's Corp.                                                       14,353     778,220       0.0%
    La-Z-Boy, Inc.                                                     56,332   1,287,750       0.0%
#*  Lakeland Industries, Inc.                                          11,757     165,774       0.0%
#*  Lands' End, Inc.                                                   21,056     999,528       0.0%
#*  Lee Enterprises, Inc.                                              38,128     142,217       0.0%
#   Lennar Corp. Class A                                              224,100   9,654,228       0.2%
    Lennar Corp. Class B                                                7,868     276,245       0.0%
*   Liberty Interactive Corp. Class A                                 882,463  23,067,583       0.5%
#*  Liberty Interactive Corp. Class B                                  35,706     945,673       0.0%
*   Liberty Media Corp.                                               208,010   9,969,919       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class A                                        96,383 $ 4,628,312       0.1%
*   Liberty Media Corp. Class B                                         7,622     356,938       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                         76,802   2,425,407       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B                          3,570     123,094       0.0%
*   Liberty Ventures Series A                                         202,261   7,099,361       0.2%
#*  Liberty Ventures Series B                                           8,645     299,852       0.0%
#*  Life Time Fitness, Inc.                                            13,317     742,689       0.0%
#   Lifetime Brands, Inc.                                              16,431     281,134       0.0%
    Lithia Motors, Inc. Class A                                        34,933   2,711,499       0.1%
*   Live Nation Entertainment, Inc.                                   145,347   3,779,022       0.1%
*   Loral Space & Communications, Inc.                                 26,050   1,992,825       0.1%
    Lowe's Cos., Inc.                                                 139,546   7,982,031       0.2%
*   Luby's, Inc.                                                       44,415     221,631       0.0%
*   M/I Homes, Inc.                                                    37,930     817,012       0.0%
*   Madison Square Garden Co. (The) Class A                            29,558   2,239,314       0.1%
    Marcus Corp. (The)                                                 18,899     323,740       0.0%
#*  MarineMax, Inc.                                                    29,164     559,074       0.0%
    Marriott Vacations Worldwide Corp.                                  2,531     175,753       0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A                         980       4,243       0.0%
*   McClatchy Co. (The) Class A                                        60,603     215,747       0.0%
#*  Media General, Inc. Class A                                        25,196     376,428       0.0%
#   Men's Wearhouse, Inc. (The)                                        52,860   2,486,006       0.1%
#   Meredith Corp.                                                     32,676   1,703,727       0.0%
*   Meritage Homes Corp.                                               28,156   1,035,859       0.0%
#*  MGM Resorts International                                         251,100   5,838,075       0.1%
*   Modine Manufacturing Co.                                           14,650     187,960       0.0%
*   Mohawk Industries, Inc.                                            98,740  14,025,030       0.3%
*   Monarch Casino & Resort, Inc.                                       1,103      17,946       0.0%
*   Motorcar Parts of America, Inc.                                    13,074     379,669       0.0%
    Movado Group, Inc.                                                 36,900   1,302,570       0.0%
*   Multimedia Games Holding Co., Inc.                                 23,224     810,518       0.0%
*   Murphy USA, Inc.                                                   47,356   2,713,499       0.1%
#   NACCO Industries, Inc. Class A                                      6,832     400,150       0.0%
*   New York & Co., Inc.                                                6,926      22,648       0.0%
*   News Corp. Class A                                                402,247   6,226,784       0.1%
#*  News Corp. Class B                                                 99,903   1,503,540       0.0%
#*  Office Depot, Inc.                                                181,609     947,999       0.0%
#*  Pacific Sunwear of California, Inc.                                12,650      19,228       0.0%
*   Penn National Gaming, Inc.                                         63,446     830,508       0.0%
    Penske Automotive Group, Inc.                                      43,845   1,983,548       0.1%
*   Pep Boys-Manny, Moe & Jack (The)                                   75,098     715,684       0.0%
#*  Perry Ellis International, Inc.                                    21,492     439,511       0.0%
#*  Pinnacle Entertainment, Inc.                                       71,930   1,843,566       0.0%
    PulteGroup, Inc.                                                  143,221   2,748,411       0.1%
    PVH Corp.                                                          31,964   3,655,083       0.1%
*   Radio One, Inc. Class D                                            13,955      34,748       0.0%
*   RCI Hospitality Holdings, Inc.                                     12,026     143,109       0.0%
*   Red Robin Gourmet Burgers, Inc.                                    31,175   1,713,690       0.0%
    Regis Corp.                                                        54,292     921,878       0.0%
#   Rent-A-Center, Inc.                                                76,435   2,367,192       0.1%
    Rocky Brands, Inc.                                                  8,729     114,699       0.0%
    Royal Caribbean Cruises, Ltd.                                     322,500  21,920,325       0.4%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Ruby Tuesday, Inc.                                                   70,361 $    540,372       0.0%
#   Saga Communications, Inc. Class A                                     8,693      348,589       0.0%
#   Salem Communications Corp. Class A                                   10,922       84,209       0.0%
#   Scholastic Corp.                                                     30,900    1,075,629       0.0%
#*  Scientific Games Corp. Class A                                       41,635      490,044       0.0%
#*  Sears Holdings Corp.                                                 25,182      879,355       0.0%
    Service Corp. International                                         274,069    5,993,889       0.1%
#*  Shiloh Industries, Inc.                                              24,793      422,473       0.0%
#   Shoe Carnival, Inc.                                                  33,450      615,480       0.0%
*   Skechers U.S.A., Inc. Class A                                        49,610    2,716,148       0.1%
#   Spartan Motors, Inc.                                                 16,820       95,706       0.0%
#   Speedway Motorsports, Inc.                                           52,187    1,021,300       0.0%
    Stage Stores, Inc.                                                   53,575      903,810       0.0%
    Standard Motor Products, Inc.                                        37,342    1,475,756       0.0%
#   Staples, Inc.                                                       497,525    6,308,617       0.1%
#*  Starz                                                                84,255    2,603,480       0.1%
*   Starz Class B                                                         7,622      235,177       0.0%
    Stein Mart, Inc.                                                     22,915      306,603       0.0%
*   Steiner Leisure, Ltd.                                                 2,225       93,851       0.0%
#*  Stoneridge, Inc.                                                     19,361      251,499       0.0%
    Strattec Security Corp.                                               5,224      541,833       0.0%
#   Superior Industries International, Inc.                              37,089      723,606       0.0%
#   Superior Uniform Group, Inc.                                          8,978      215,472       0.0%
    Sypris Solutions, Inc.                                                8,460       28,849       0.0%
#*  Systemax, Inc.                                                       11,750      179,775       0.0%
    Tandy Leather Factory, Inc.                                             500        4,620       0.0%
    Target Corp.                                                          4,925      304,464       0.0%
    Time Warner Cable, Inc.                                             693,942  102,155,202       2.0%
    Time Warner, Inc.                                                 1,534,860  121,975,324       2.4%
#*  Time, Inc.                                                          191,857    4,334,050       0.1%
*   Toll Brothers, Inc.                                                 203,299    6,495,403       0.1%
    Trans World Entertainment Corp.                                       5,781       19,077       0.0%
#*  Tuesday Morning Corp.                                                60,500    1,233,595       0.0%
    Twenty-First Century Fox, Inc. Class A                            1,287,383   44,388,966       0.9%
    Twenty-First Century Fox, Inc. Class B                              550,972   18,275,741       0.4%
#*  Unifi, Inc.                                                          43,422    1,214,513       0.0%
*   Universal Electronics, Inc.                                           3,206      182,389       0.0%
    Vail Resorts, Inc.                                                   11,600    1,001,776       0.0%
#*  Valuevision Media, Inc. Class A                                       3,998       22,629       0.0%
#*  VOXX International Corp.                                             24,496      208,951       0.0%
    Walt Disney Co. (The)                                                26,220    2,395,984       0.1%
#   Wendy's Co. (The)                                                   242,704    1,946,486       0.0%
*   West Marine, Inc.                                                    26,468      260,445       0.0%
    Whirlpool Corp.                                                      30,049    5,169,930       0.1%
    Wyndham Worldwide Corp.                                             144,114   11,193,334       0.2%
                                                                                ------------      ----
Total Consumer Discretionary                                                     920,438,391      17.9%
                                                                                ------------      ----
Consumer Staples -- (7.0%)
#   Alico, Inc.                                                             960       35,424       0.0%
*   Alliance One International, Inc.                                     35,084       71,221       0.0%
    Andersons, Inc. (The)                                                23,660    1,507,852       0.0%
    Archer-Daniels-Midland Co.                                          813,476   38,233,372       0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc.                                                 76,099 $    675,759       0.0%
    Bunge, Ltd.                                                         121,368   10,759,273       0.2%
*   CCA Industries, Inc.                                                  8,323       28,298       0.0%
*   Central Garden and Pet Co.                                           25,184      200,968       0.0%
#*  Central Garden and Pet Co. Class A                                   54,453      467,751       0.0%
*   Chiquita Brands International, Inc.                                  69,284      999,768       0.0%
*   Constellation Brands, Inc. Class A                                  249,042   22,797,305       0.5%
*   Constellation Brands, Inc. Class B                                   12,715    1,161,388       0.0%
#*  Craft Brew Alliance, Inc.                                             9,754      135,386       0.0%
    CVS Health Corp.                                                  1,510,745  129,637,028       2.5%
#*  Farmer Bros. Co.                                                      6,695      195,226       0.0%
#   Fresh Del Monte Produce, Inc.                                        39,437    1,266,322       0.0%
#*  Hain Celestial Group, Inc. (The)                                     43,646    4,724,680       0.1%
    Ingles Markets, Inc. Class A                                         11,437      307,655       0.0%
#   Ingredion, Inc.                                                      62,117    4,798,538       0.1%
    JM Smucker Co. (The)                                                108,204   11,253,216       0.2%
    John B. Sanfilippo & Son, Inc.                                       10,428      387,400       0.0%
    Kraft Foods Group, Inc.                                             209,706   11,816,933       0.3%
*   Mannatech, Inc.                                                         717       10,447       0.0%
    MGP Ingredients, Inc.                                                 4,788       59,132       0.0%
    Molson Coors Brewing Co. Class A                                      1,908      150,141       0.0%
    Molson Coors Brewing Co. Class B                                    186,550   13,875,589       0.3%
    Mondelez International, Inc. Class A                              2,081,099   73,379,551       1.4%
*   Nutraceutical International Corp.                                    14,615      328,545       0.0%
#   Oil-Dri Corp. of America                                              5,047      152,318       0.0%
*   Omega Protein Corp.                                                  25,852      373,561       0.0%
*   Pantry, Inc. (The)                                                   22,475      579,181       0.0%
#*  Post Holdings, Inc.                                                  50,201    1,882,538       0.1%
    Safeway, Inc.                                                       157,807    5,501,152       0.1%
#   Sanderson Farms, Inc.                                                16,100    1,352,078       0.0%
*   Seaboard Corp.                                                        1,812    5,568,040       0.1%
#*  Seneca Foods Corp. Class A                                            6,301      169,371       0.0%
*   Seneca Foods Corp. Class B                                              300        9,068       0.0%
#   Snyder's-Lance, Inc.                                                 28,337      844,159       0.0%
    SpartanNash Co.                                                      34,281      768,237       0.0%
    Spectrum Brands Holdings, Inc.                                       46,130    4,178,917       0.1%
#*  TreeHouse Foods, Inc.                                                24,190    2,060,262       0.1%
    Tyson Foods, Inc. Class A                                           405,030   16,342,961       0.3%
#   Universal Corp.                                                      22,290      991,905       0.0%
#   Weis Markets, Inc.                                                   11,602      517,913       0.0%
                                                                                ------------       ---
Total Consumer Staples                                                           370,555,829       7.2%
                                                                                ------------       ---
Energy -- (15.5%)
    Adams Resources & Energy, Inc.                                        6,004      252,468       0.0%
    Alon USA Energy, Inc.                                                33,484      537,083       0.0%
    Anadarko Petroleum Corp.                                            845,068   77,560,341       1.5%
    Apache Corp.                                                        289,715   22,365,998       0.4%
#*  Approach Resources, Inc.                                              6,883       68,142       0.0%
*   Atwood Oceanics, Inc.                                                 4,600      186,990       0.0%
    Baker Hughes, Inc.                                                  127,976    6,777,609       0.1%
*   Barnwell Industries, Inc.                                             8,038       20,577       0.0%
    Bolt Technology Corp.                                                 9,574      209,958       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Energy -- (Continued)
    Bristow Group, Inc.                                                  43,589 $  3,221,227       0.1%
#*  C&J Energy Services, Inc.                                            37,416      722,503       0.0%
#   Cabot Oil & Gas Corp.                                                   568       17,665       0.0%
*   Callon Petroleum Co.                                                 13,214       86,684       0.0%
    Chesapeake Energy Corp.                                             624,655   13,854,848       0.3%
    Chevron Corp.                                                     1,026,536  123,132,993       2.4%
*   Cloud Peak Energy, Inc.                                              33,115      396,387       0.0%
#   Comstock Resources, Inc.                                             32,421      383,865       0.0%
    ConocoPhillips                                                    1,766,829  127,476,712       2.5%
*   Contango Oil & Gas Co.                                                1,064       38,910       0.0%
#   Dawson Geophysical Co.                                               17,055      289,764       0.0%
    Delek US Holdings, Inc.                                              52,256    1,770,956       0.0%
#   Denbury Resources, Inc.                                             289,460    3,589,304       0.1%
    Devon Energy Corp.                                                   81,126    4,867,560       0.1%
#   Energy XXI Bermuda, Ltd.                                             15,380      118,272       0.0%
    EOG Resources, Inc.                                                  12,090    1,149,154       0.0%
*   Era Group, Inc.                                                      36,653      857,314       0.0%
*   Escalera Resources Co.                                                6,444        7,282       0.0%
#   Exterran Holdings, Inc.                                              69,200    2,721,636       0.1%
    Exxon Mobil Corp.                                                   719,910   69,622,496       1.4%
#   Green Plains, Inc.                                                   26,534      907,463       0.0%
    Gulf Island Fabrication, Inc.                                        15,018      317,481       0.0%
    Gulfmark Offshore, Inc. Class A                                      35,505    1,070,831       0.0%
#*  Harvest Natural Resources, Inc.                                      48,645      180,959       0.0%
*   Helix Energy Solutions Group, Inc.                                  103,010    2,744,186       0.1%
    Helmerich & Payne, Inc.                                             108,670    9,434,729       0.2%
    Hess Corp.                                                          378,130   32,069,205       0.6%
*   HKN, Inc.                                                               564       37,224       0.0%
    HollyFrontier Corp.                                                  32,210    1,461,690       0.0%
#*  Hornbeck Offshore Services, Inc.                                     29,719      911,185       0.0%
*   Key Energy Services, Inc.                                            49,745      151,225       0.0%
#*  Magnum Hunter Resources Corp.                                        42,916      199,130       0.0%
    Marathon Oil Corp.                                                  903,937   31,999,370       0.6%
    Marathon Petroleum Corp.                                            451,968   41,083,891       0.8%
#*  Matador Resources Co.                                                 6,400      155,328       0.0%
*   Matrix Service Co.                                                   15,423      386,500       0.0%
#   Murphy Oil Corp.                                                    189,426   10,113,454       0.2%
    Nabors Industries, Ltd.                                             272,782    4,869,159       0.1%
    National Oilwell Varco, Inc.                                        250,948   18,228,863       0.4%
*   Natural Gas Services Group, Inc.                                     15,026      386,619       0.0%
*   Newfield Exploration Co.                                             48,506    1,581,781       0.0%
*   Newpark Resources, Inc.                                              97,395    1,113,225       0.0%
#   Noble Corp. P.L.C.                                                   74,243    1,553,164       0.0%
    Noble Energy, Inc.                                                  133,794    7,710,548       0.2%
#*  Northern Oil and Gas, Inc.                                           16,372      185,004       0.0%
    Occidental Petroleum Corp.                                          223,749   19,897,999       0.4%
#*  Overseas Shipholding Group, Inc.                                      2,355       12,128       0.0%
#*  Paragon Offshore P.L.C.                                              24,747      120,518       0.0%
*   Parker Drilling Co.                                                 142,573      633,024       0.0%
    Patterson-UTI Energy, Inc.                                          152,325    3,508,045       0.1%
*   PDC Energy, Inc.                                                     24,103    1,053,783       0.0%
*   Penn Virginia Corp.                                                  35,279      302,341       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Energy -- (Continued)
#*  PHI, Inc. Non-Voting                                               21,843 $    977,256       0.0%
*   PHI, Inc. Voting                                                    1,099       46,718       0.0%
    Phillips 66                                                       883,414   69,347,999       1.4%
*   Pioneer Energy Services Corp.                                      98,221      901,669       0.0%
    Pioneer Natural Resources Co.                                      88,400   16,712,904       0.3%
    QEP Resources, Inc.                                                33,043      828,388       0.0%
#*  Renewable Energy Group, Inc.                                        2,882       30,347       0.0%
#*  REX American Resources Corp.                                        4,050      294,678       0.0%
#*  Rex Energy Corp.                                                   35,100      275,184       0.0%
    Rowan Cos. P.L.C. Class A                                         121,858    2,957,494       0.1%
#*  SEACOR Holdings, Inc.                                              36,653    3,022,040       0.1%
    SemGroup Corp. Class A                                              4,727      362,797       0.0%
*   Seventy Seven Energy, Inc.                                         44,617      583,144       0.0%
#   Ship Finance International, Ltd.                                   40,467      695,628       0.0%
*   Stone Energy Corp.                                                  1,115       27,318       0.0%
    Superior Energy Services, Inc.                                     75,686    1,903,503       0.0%
#*  Swift Energy Co.                                                   34,900      239,065       0.0%
    Teekay Corp.                                                       37,720    2,205,111       0.1%
#   Tesco Corp.                                                         3,745       71,305       0.0%
    Tesoro Corp.                                                      168,807   12,054,508       0.2%
#*  TETRA Technologies, Inc.                                           25,510      243,110       0.0%
#*  TGC Industries, Inc.                                                1,787        5,611       0.0%
#   Tidewater, Inc.                                                    49,127    1,811,312       0.0%
#   Transocean, Ltd.                                                  274,265    8,181,325       0.2%
#*  Triangle Petroleum Corp.                                            7,779       60,287       0.0%
*   Unit Corp.                                                         57,000    2,759,940       0.1%
    Valero Energy Corp.                                               605,899   30,349,481       0.6%
*   Weatherford International P.L.C.                                  281,383    4,620,309       0.1%
    Western Refining, Inc.                                             68,485    3,122,231       0.1%
*   Whiting Petroleum Corp.                                            16,007      980,269       0.0%
*   Willbros Group, Inc.                                               18,620      109,299       0.0%
                                                                              ------------      ----
Total Energy                                                                   822,464,980      16.0%
                                                                              ------------      ----
Financials -- (18.6%)
#   1st Source Corp.                                                   41,187    1,288,741       0.0%
    1st United Bancorp, Inc.                                              863        7,638       0.0%
    ACE, Ltd.                                                          59,493    6,502,585       0.1%
    Aflac, Inc.                                                        26,992    1,612,232       0.0%
#   Alexander & Baldwin, Inc.                                          66,838    2,675,525       0.1%
*   Alleghany Corp.                                                     2,626    1,166,679       0.0%
    Allied World Assurance Co. Holdings AG                             76,431    2,904,378       0.1%
    Allstate Corp. (The)                                              199,921   12,964,877       0.3%
#   American Equity Investment Life Holding Co.                        88,700    2,289,347       0.1%
    American Financial Group, Inc.                                    173,596   10,386,249       0.2%
*   American Independence Corp.                                           173        1,901       0.0%
    American International Group, Inc.                                899,581   48,190,554       1.0%
    American National Insurance Co.                                    37,287    4,253,701       0.1%
    Ameris Bancorp                                                     12,022      298,146       0.0%
    AmeriServ Financial, Inc.                                          33,075      104,186       0.0%
    Argo Group International Holdings, Ltd.                            42,675    2,381,265       0.1%
    Aspen Insurance Holdings, Ltd.                                    102,623    4,477,441       0.1%
#   Associated Banc-Corp                                               31,434      590,959       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
    Assurant, Inc.                                                       65,820 $  4,490,240       0.1%
    Assured Guaranty, Ltd.                                              122,989    2,838,586       0.1%
*   Asta Funding, Inc.                                                    7,527       63,453       0.0%
    Astoria Financial Corp.                                              19,344      254,374       0.0%
#*  Atlanticus Holdings Corp.                                            19,218       26,905       0.0%
*   AV Homes, Inc.                                                        8,274      124,027       0.0%
    Axis Capital Holdings, Ltd.                                           4,903      236,030       0.0%
    Baldwin & Lyons, Inc. Class A                                           300        7,356       0.0%
    Baldwin & Lyons, Inc. Class B                                         6,556      176,488       0.0%
#*  Bancorp, Inc.                                                           459        4,342       0.0%
    Bank Mutual Corp.                                                    14,475       95,390       0.0%
    Bank of America Corp.                                             6,542,656  112,271,977       2.2%
    Bank of New York Mellon Corp. (The)                                 491,755   19,040,754       0.4%
#   BankFinancial Corp.                                                  39,867      475,613       0.0%
    Banner Corp.                                                          7,943      343,296       0.0%
    BB&T Corp.                                                           43,723    1,656,227       0.0%
    BCB Bancorp, Inc.                                                     1,059       13,651       0.0%
    Berkshire Hills Bancorp, Inc.                                        25,980      669,764       0.0%
#*  BofI Holding, Inc.                                                    8,208      632,180       0.0%
#   Capital City Bank Group, Inc.                                        15,389      232,528       0.0%
    Capital One Financial Corp.                                         356,632   29,518,431       0.6%
#   Capital Southwest Corp.                                              20,844      764,141       0.0%
*   Cascade Bancorp                                                      15,799       80,733       0.0%
    Cathay General Bancorp                                               17,730      468,249       0.0%
#   Centerstate Banks, Inc.                                                 747        8,695       0.0%
#   Century Bancorp, Inc. Class A                                           495       18,800       0.0%
    Chicopee Bancorp, Inc.                                                1,000       14,890       0.0%
    Cincinnati Financial Corp.                                            7,895      398,461       0.0%
    CIT Group, Inc.                                                      45,907    2,246,230       0.1%
    Citigroup, Inc.                                                   2,248,344  120,353,854       2.4%
    Citizens Community Bancorp, Inc.                                     10,355       92,159       0.0%
    CME Group, Inc.                                                     414,385   34,729,607       0.7%
    CNA Financial Corp.                                                 277,671   10,851,383       0.2%
    CNO Financial Group, Inc.                                           301,264    5,461,916       0.1%
    Codorus Valley Bancorp, Inc.                                            132        2,860       0.0%
    Comerica, Inc.                                                       16,431      784,416       0.0%
    Community West Bancshares                                               400        2,580       0.0%
#*  Cowen Group, Inc. Class A                                            15,961       64,482       0.0%
    Donegal Group, Inc. Class A                                          20,677      327,110       0.0%
    Donegal Group, Inc. Class B                                             300        6,300       0.0%
*   E*TRADE Financial Corp.                                              89,699    2,000,288       0.1%
*   Eastern Virginia Bankshares, Inc.                                       307        1,900       0.0%
#   EMC Insurance Group, Inc.                                            18,341      587,646       0.0%
#*  Encore Capital Group, Inc.                                              627       28,535       0.0%
    Endurance Specialty Holdings, Ltd.                                   76,288    4,420,890       0.1%
    Enterprise Financial Services Corp.                                   3,235       60,980       0.0%
#   ESB Financial Corp.                                                     432        8,061       0.0%
    ESSA Bancorp, Inc.                                                    8,217       94,413       0.0%
    Evans Bancorp, Inc.                                                   1,681       39,075       0.0%
    Everest Re Group, Ltd.                                               34,913    5,957,903       0.1%
#*  Farmers Capital Bank Corp.                                              302        6,777       0.0%
    FBL Financial Group, Inc. Class A                                    24,660    1,222,643       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Financials -- (Continued)
    Federal Agricultural Mortgage Corp. Class A                           177 $     4,337       0.0%
    Federal Agricultural Mortgage Corp. Class C                         9,200     306,360       0.0%
    Federated National Holding Co.                                     13,665     457,231       0.0%
    Fidelity Southern Corp.                                             7,213     110,720       0.0%
    Fifth Third Bancorp                                                62,451   1,248,395       0.0%
*   First Acceptance Corp.                                             30,158      77,204       0.0%
#   First American Financial Corp.                                     61,982   1,879,294       0.1%
    First Bancorp.                                                     16,138     292,421       0.0%
    First Business Financial Services, Inc.                               482      22,620       0.0%
    First Citizens BancShares, Inc. Class A                             8,627   2,167,189       0.1%
    First Commonwealth Financial Corp.                                 30,547     285,614       0.0%
    First Community Bancshares, Inc.                                      183       2,996       0.0%
    First Defiance Financial Corp.                                     10,880     333,254       0.0%
#   First Federal of Northern Michigan Bancorp, Inc.                      900       4,401       0.0%
#   First Financial Northwest, Inc.                                    25,371     294,304       0.0%
    First Merchants Corp.                                              46,827   1,060,632       0.0%
    First Midwest Bancorp, Inc.                                         7,168     120,351       0.0%
    First Niagara Financial Group, Inc.                                77,106     577,524       0.0%
    First South Bancorp, Inc.                                           2,278      18,793       0.0%
    FNF Group                                                          46,321   1,382,219       0.0%
*   FNFV Group                                                         15,438     207,487       0.0%
    Fox Chase Bancorp, Inc.                                               351       5,749       0.0%
*   Genworth Financial, Inc. Class A                                   34,964     489,146       0.0%
#   German American Bancorp, Inc.                                       7,459     222,800       0.0%
    GFI Group, Inc.                                                     2,875      15,812       0.0%
*   Global Indemnity P.L.C.                                             8,282     240,012       0.0%
    Goldman Sachs Group, Inc. (The)                                   154,508  29,354,975       0.6%
#   Great Southern Bancorp, Inc.                                        1,616      61,424       0.0%
#   Griffin Land & Nurseries, Inc.                                      1,500      39,225       0.0%
    Guaranty Federal Bancshares, Inc.                                   1,684      21,378       0.0%
*   Hallmark Financial Services, Inc.                                  25,666     299,266       0.0%
#   Hampden Bancorp, Inc.                                               5,886     101,239       0.0%
    Hanover Insurance Group, Inc. (The)                                88,829   5,946,213       0.1%
    Hartford Financial Services Group, Inc. (The)                     308,762  12,220,800       0.3%
    HCC Insurance Holdings, Inc.                                       17,700     923,763       0.0%
#   Heartland Financial USA, Inc.                                         465      12,369       0.0%
    HF Financial Corp.                                                    400       5,436       0.0%
*   Hilltop Holdings, Inc.                                             26,171     576,547       0.0%
    Hingham Institution for Savings                                       500      41,360       0.0%
*   HMN Financial, Inc.                                                 3,456      44,790       0.0%
*   Home Bancorp, Inc.                                                    719      16,386       0.0%
    HopFed Bancorp, Inc.                                                6,781      77,575       0.0%
    Horace Mann Educators Corp.                                        58,206   1,770,044       0.0%
    Hudson City Bancorp, Inc.                                          28,191     272,043       0.0%
    Huntington Bancshares, Inc.                                        25,395     251,664       0.0%
    Iberiabank Corp.                                                      697      47,995       0.0%
#*  Imperial Holdings, Inc.                                             2,882      18,070       0.0%
#   Independence Holding Co.                                           24,172     342,034       0.0%
    Infinity Property & Casualty Corp.                                 15,800   1,153,558       0.0%
    Intercontinental Exchange, Inc.                                     1,479     308,061       0.0%
    International Bancshares Corp.                                        800      22,696       0.0%
    Intervest Bancshares Corp. Class A                                  2,078      20,260       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
*   Investment Technology Group, Inc.                                    23,677 $    424,529       0.0%
    Investors Title Co.                                                   1,169       87,617       0.0%
#   Janus Capital Group, Inc.                                            24,840      372,352       0.0%
    JPMorgan Chase & Co.                                              1,785,675  107,997,624       2.1%
    Kemper Corp.                                                         67,002    2,469,024       0.1%
    Kentucky First Federal Bancorp                                        2,400       19,656       0.0%
    KeyCorp                                                             526,210    6,945,972       0.2%
    Lakeland Bancorp, Inc.                                                8,740       96,053       0.0%
    Landmark Bancorp, Inc.                                                1,968       47,035       0.0%
    Legg Mason, Inc.                                                     93,283    4,850,716       0.1%
    Leucadia National Corp.                                               9,729      231,356       0.0%
    Lincoln National Corp.                                              378,093   20,704,373       0.4%
    LNB Bancorp, Inc.                                                    13,395      188,066       0.0%
    Loews Corp.                                                         243,798   10,629,593       0.2%
    Louisiana Bancorp, Inc.                                               5,606      117,053       0.0%
#   Macatawa Bank Corp.                                                  18,892       98,427       0.0%
#   Maiden Holdings, Ltd.                                                 5,792       69,214       0.0%
    MainSource Financial Group, Inc.                                     45,000      818,550       0.0%
    Marlin Business Services Corp.                                       14,241      301,055       0.0%
    MB Financial, Inc.                                                   19,678      620,841       0.0%
*   MBIA, Inc.                                                           82,267      802,926       0.0%
*   MBT Financial Corp.                                                  24,724      114,967       0.0%
    Meadowbrook Insurance Group, Inc.                                    26,353      167,869       0.0%
#   Medallion Financial Corp.                                             9,550      110,302       0.0%
#   Mercantile Bank Corp.                                                 4,422       87,246       0.0%
    Meta Financial Group, Inc.                                            1,083       40,623       0.0%
    MetLife, Inc.                                                     1,125,923   61,070,064       1.2%
*   Metro Bancorp, Inc.                                                  26,598      666,014       0.0%
#*  MGIC Investment Corp.                                                72,733      648,778       0.0%
    MicroFinancial, Inc.                                                  5,900       49,501       0.0%
#   MidWestOne Financial Group, Inc.                                        346        9,231       0.0%
#   Montpelier Re Holdings, Ltd.                                         38,746    1,284,042       0.0%
    Morgan Stanley                                                    1,476,248   51,594,868       1.0%
    MutualFirst Financial, Inc.                                           2,300       50,025       0.0%
    NASDAQ OMX Group, Inc. (The)                                         42,129    1,822,501       0.1%
    National Penn Bancshares, Inc.                                        1,074       11,047       0.0%
#   National Western Life Insurance Co. Class A                             900      243,900       0.0%
*   Navigators Group, Inc. (The)                                          3,685      250,912       0.0%
#   New Hampshire Thrift Bancshares, Inc.                                 3,667       58,012       0.0%
#   New York Community Bancorp, Inc.                                     42,918      684,542       0.0%
*   NewBridge Bancorp                                                    11,413      101,462       0.0%
#*  NewStar Financial, Inc.                                              41,166      563,151       0.0%
    Northeast Community Bancorp, Inc.                                    17,190      120,330       0.0%
    Northrim BanCorp, Inc.                                                5,734      165,713       0.0%
    OFG Bancorp                                                          30,191      470,074       0.0%
    Old Republic International Corp.                                    280,714    4,146,146       0.1%
    Oppenheimer Holdings, Inc. Class A                                    3,097       76,031       0.0%
*   Pacific Mercantile Bancorp                                           16,236      114,301       0.0%
    PacWest Bancorp                                                       1,076       45,902       0.0%
    Park Sterling Corp.                                                   3,253       24,918       0.0%
    PartnerRe, Ltd.                                                      52,224    6,041,795       0.1%
#   People's United Financial, Inc.                                      68,700    1,004,394       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                               SHARES     VALUE+    OF NET ASSETS**
                                                                              --------- ----------- ---------------
Financials -- (Continued)
            Peoples Bancorp of North Carolina, Inc.                                 250 $     4,375       0.0%
#           Peoples Bancorp, Inc.                                                17,608     434,037       0.0%
#*          PHH Corp.                                                            91,804   2,174,837       0.1%
#*          Phoenix Cos., Inc. (The)                                              2,631     156,176       0.0%
#           Pinnacle Financial Partners, Inc.                                    23,924     937,821       0.0%
*           Piper Jaffray Cos.                                                      312      17,616       0.0%
            Platinum Underwriters Holdings, Ltd.                                 21,715   1,360,010       0.0%
            PNC Financial Services Group, Inc. (The)                              9,750     842,302       0.0%
*           Popular, Inc.                                                        56,536   1,802,368       0.0%
*           Porter Bancorp, Inc.                                                  1,737       1,218       0.0%
*           PRA Group, Inc.                                                      28,203   1,783,840       0.0%
            Premier Financial Bancorp, Inc.                                       4,434      64,603       0.0%
            Principal Financial Group, Inc.                                     217,722  11,402,101       0.2%
            Protective Life Corp.                                                98,037   6,831,218       0.1%
            Provident Financial Holdings, Inc.                                      544       7,932       0.0%
            Provident Financial Services, Inc.                                   21,059     383,906       0.0%
            Prudential Financial, Inc.                                          497,625  44,059,717       0.9%
            Pulaski Financial Corp.                                               4,550      54,463       0.0%
#           Radian Group, Inc.                                                  161,945   2,728,773       0.1%
            Regions Financial Corp.                                           1,302,555  12,934,371       0.3%
            Reinsurance Group of America, Inc.                                  169,166  14,252,235       0.3%
            RenaissanceRe Holdings, Ltd.                                            487      50,322       0.0%
#           Renasant Corp.                                                       42,102   1,269,375       0.0%
*           Republic First Bancorp, Inc.                                          2,174       8,631       0.0%
#           Resource America, Inc. Class A                                       21,051     200,827       0.0%
*           Riverview Bancorp, Inc.                                              15,319      62,348       0.0%
            Safety Insurance Group, Inc.                                         26,197   1,634,169       0.0%
#           Sandy Spring Bancorp, Inc.                                            9,125     235,425       0.0%
*           Select Bancorp, Inc.                                                    600       4,062       0.0%
            Selective Insurance Group, Inc.                                      45,200   1,167,064       0.0%
            SI Financial Group, Inc.                                              5,661      62,497       0.0%
            South State Corp.                                                     8,549     515,590       0.0%
(degrees)*  Southern Community Financial Corp.                                   29,890      27,669       0.0%
*           Southern First Bancshares, Inc.                                       1,216      17,681       0.0%
            Southwest Bancorp, Inc.                                              16,974     306,041       0.0%
            StanCorp Financial Group, Inc.                                       15,636   1,087,640       0.0%
            State Auto Financial Corp.                                           15,100     316,043       0.0%
            State Street Corp.                                                    4,112     310,292       0.0%
            Sterling Bancorp                                                     70,552     991,961       0.0%
            Stewart Information Services Corp.                                   12,271     433,412       0.0%
#*          Stratus Properties, Inc.                                              3,069      42,414       0.0%
            Suffolk Bancorp                                                         205       4,707       0.0%
            SunTrust Banks, Inc.                                                395,691  15,487,346       0.3%
            Susquehanna Bancshares, Inc.                                         97,547     956,936       0.0%
            Symetra Financial Corp.                                              20,319     481,560       0.0%
            Synovus Financial Corp.                                              22,796     578,107       0.0%
            Timberland Bancorp, Inc.                                              2,500      26,400       0.0%
            Travelers Cos., Inc. (The)                                           60,129   6,061,003       0.1%
#*          Tree.com, Inc.                                                        5,635     208,439       0.0%
            Trico Bancshares                                                        854      22,460       0.0%
            Trustmark Corp.                                                       4,194     102,040       0.0%
            Umpqua Holdings Corp.                                                34,932     614,803       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Financials -- (Continued)
#*  Unico American Corp.                                                  1,900 $     22,116       0.0%
    Union Bankshares Corp.                                               37,042      832,704       0.0%
#   United Bankshares, Inc.                                              12,121      415,508       0.0%
    United Financial Bancorp, Inc.                                        9,193      128,978       0.0%
    United Fire Group, Inc.                                              38,612    1,254,118       0.0%
*   United Security Bancshares                                              401        2,266       0.0%
    Unity Bancorp, Inc.                                                   3,636       33,306       0.0%
    Unum Group                                                          517,445   17,313,710       0.4%
    Validus Holdings, Ltd.                                                4,399      174,992       0.0%
    Voya Financial, Inc.                                                  2,725      106,956       0.0%
#   Washington Federal, Inc.                                              1,243       27,135       0.0%
    Waterstone Financial, Inc.                                            1,426       17,454       0.0%
#   WesBanco, Inc.                                                       31,462    1,084,181       0.0%
#   West Bancorporation, Inc.                                            13,957      231,407       0.0%
    Westfield Financial, Inc.                                            10,811       76,434       0.0%
    Wintrust Financial Corp.                                             24,224    1,122,056       0.0%
    XL Group P.L.C.                                                     240,766    8,157,152       0.2%
#   Zions Bancorporation                                                 53,325    1,544,825       0.0%
                                                                                ------------      ----
Total Financials                                                                 989,947,203      19.2%
                                                                                ------------      ----
Health Care -- (9.9%)
*   Actavis P.L.C.                                                       26,101    6,335,757       0.1%
*   Addus HomeCare Corp.                                                  2,044       40,614       0.0%
    Aetna, Inc.                                                         558,462   46,078,700       0.9%
#*  Affymetrix, Inc.                                                     42,297      381,096       0.0%
#*  Albany Molecular Research, Inc.                                      34,587      804,494       0.0%
*   Alere, Inc.                                                          45,800    1,830,626       0.0%
*   Allscripts Healthcare Solutions, Inc.                                62,488      857,335       0.0%
#*  Amedisys, Inc.                                                       19,727      514,875       0.0%
*   AMN Healthcare Services, Inc.                                         8,600      147,490       0.0%
*   Amsurg Corp.                                                         30,743    1,660,429       0.0%
    Analogic Corp.                                                        2,988      217,945       0.0%
*   AngioDynamics, Inc.                                                  14,354      244,018       0.0%
*   Anika Therapeutics, Inc.                                             14,671      588,894       0.0%
*   Arrhythmia Research Technology, Inc.                                  1,200        7,740       0.0%
#*  BioScrip, Inc.                                                       36,570      236,242       0.0%
*   BioTelemetry, Inc.                                                    5,328       44,702       0.0%
*   Boston Scientific Corp.                                           1,204,199   15,991,763       0.3%
*   Cambrex Corp.                                                        43,567      918,392       0.0%
#*  Capital Senior Living Corp.                                          54,559    1,227,577       0.0%
*   CareFusion Corp.                                                    207,163   11,884,941       0.2%
    Cigna Corp.                                                          42,954    4,276,930       0.1%
*   Community Health Systems, Inc.                                      105,314    5,789,111       0.1%
    CONMED Corp.                                                         43,239    1,815,606       0.0%
    Cooper Cos., Inc. (The)                                              13,956    2,287,388       0.1%
#*  Cross Country Healthcare, Inc.                                        7,595       73,444       0.0%
#   CryoLife, Inc.                                                       17,502      179,571       0.0%
#*  Cumberland Pharmaceuticals, Inc.                                     23,319      114,263       0.0%
#*  Cutera, Inc.                                                         23,864      250,572       0.0%
*   Cynosure, Inc. Class A                                                8,077      204,267       0.0%
    Digirad Corp.                                                        29,111      125,177       0.0%
#*  Emergent Biosolutions, Inc.                                           8,678      196,296       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                               SHARES      VALUE+    OF NET ASSETS**
                                                                              --------- ------------ ---------------
Health Care -- (Continued)
*           Enzo Biochem, Inc.                                                   47,997 $    250,544       0.0%
*           Exactech, Inc.                                                        3,390       72,207       0.0%
*           Express Scripts Holding Co.                                         493,239   37,890,620       0.8%
*           Five Star Quality Care, Inc.                                         28,953      119,576       0.0%
*           Gentiva Health Services, Inc.                                        31,640      623,308       0.0%
*           Greatbatch, Inc.                                                     41,672    2,091,518       0.1%
*           Hanger, Inc.                                                         16,897      404,345       0.0%
#*          Harvard Apparatus Regenerative Technology, Inc.                       8,026       50,403       0.0%
*           Harvard Bioscience, Inc.                                             32,107      154,114       0.0%
*           Health Net, Inc.                                                     44,958    2,135,955       0.1%
#*          Healthways, Inc.                                                     46,297      717,604       0.0%
#*          Hologic, Inc.                                                       305,036    7,988,893       0.2%
            Humana, Inc.                                                        236,814   32,881,624       0.7%
*           Impax Laboratories, Inc.                                              4,700      136,159       0.0%
            Invacare Corp.                                                        7,330      115,154       0.0%
            Kewaunee Scientific Corp.                                             1,631       28,379       0.0%
            Kindred Healthcare, Inc.                                             48,760    1,060,530       0.0%
#*          Lannett Co., Inc.                                                     3,649      206,971       0.0%
            LeMaitre Vascular, Inc.                                               5,100       37,332       0.0%
*           LHC Group, Inc.                                                       1,418       34,528       0.0%
*           LifePoint Hospitals, Inc.                                            82,208    5,754,560       0.1%
*           Magellan Health Services, Inc.                                       17,899    1,083,247       0.0%
*           MedAssets, Inc.                                                      44,682      967,812       0.0%
(degrees)*  MedCath Corp.                                                        29,240           --       0.0%
*           Merit Medical Systems, Inc.                                          13,395      202,934       0.0%
#*          Misonix, Inc.                                                         4,083       54,549       0.0%
*           Molina Healthcare, Inc.                                              24,941    1,213,130       0.0%
            National Healthcare Corp.                                             6,484      391,050       0.0%
#*          Natus Medical, Inc.                                                  15,698      533,732       0.0%
*           NuVasive, Inc.                                                        2,045       83,641       0.0%
            Omnicare, Inc.                                                      197,388   13,144,067       0.3%
*           Omnicell, Inc.                                                       35,405    1,143,936       0.0%
#           PerkinElmer, Inc.                                                    76,500    3,321,630       0.1%
            Pfizer, Inc.                                                      4,178,729  125,152,934       2.4%
*           PharMerica Corp.                                                     33,305      955,520       0.0%
*           Prestige Brands Holdings, Inc.                                      111,489    3,948,940       0.1%
#*          Repligen Corp.                                                       21,271      536,455       0.0%
#*          RTI Surgical, Inc.                                                   73,086      372,008       0.0%
#*          Sciclone Pharmaceuticals, Inc.                                       13,028       99,534       0.0%
            Select Medical Holdings Corp.                                        42,204      608,582       0.0%
#*          Skilled Healthcare Group, Inc. Class A                                9,380       65,003       0.0%
*           SunLink Health Systems, Inc.                                          1,750        3,063       0.0%
#*          SurModics, Inc.                                                       5,593      121,088       0.0%
*           Symmetry Medical, Inc.                                               77,051      762,805       0.0%
            Teleflex, Inc.                                                       37,223    4,247,889       0.1%
            Thermo Fisher Scientific, Inc.                                      499,520   58,728,566       1.2%
*           Triple-S Management Corp. Class B                                    20,684      457,944       0.0%
            UnitedHealth Group, Inc.                                             89,716    8,523,917       0.2%
*           Universal American Corp.                                             84,328      785,937       0.0%
*           VCA, Inc.                                                            69,140    3,150,710       0.1%
#*          WellCare Health Plans, Inc.                                          18,375    1,247,111       0.0%
#           WellPoint, Inc.                                                     504,640   63,932,842       1.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                              SHARES     VALUE+    OF NET ASSETS**
                                                                              ------- ------------ ---------------
Health Care -- (Continued)
*           Wright Medical Group, Inc.                                         32,357 $  1,023,128       0.0%
            Zoetis, Inc.                                                      805,208   29,921,529       0.6%
                                                                                      ------------      ----
Total Health Care                                                                      524,865,812      10.2%
                                                                                      ------------      ----
Industrials -- (13.9%)
#           AAR Corp.                                                          32,906      872,009       0.0%
            ABM Industries, Inc.                                               64,500    1,782,780       0.1%
            Aceto Corp.                                                        31,686      720,540       0.0%
            Acme United Corp.                                                   1,030       17,768       0.0%
            Actuant Corp. Class A                                              44,986    1,425,606       0.0%
#*          Adept Technology, Inc.                                             20,476      144,970       0.0%
#           ADT Corp. (The)                                                   197,193    7,067,397       0.2%
#*          AECOM Technology Corp.                                             55,837    1,817,480       0.1%
#*          Aegion Corp.                                                       83,805    1,535,308       0.0%
#*          Aerovironment, Inc.                                                35,065    1,074,742       0.0%
#           AGCO Corp.                                                         58,973    2,613,094       0.1%
*           Air Transport Services Group, Inc.                                  6,308       51,599       0.0%
            Alamo Group, Inc.                                                  22,751      974,653       0.0%
            Alaska Air Group, Inc.                                            105,252    5,602,564       0.1%
            Albany International Corp. Class A                                 20,551      776,417       0.0%
            Allegion P.L.C.                                                    71,036    3,771,301       0.1%
            Alliant Techsystems, Inc.                                          38,805    4,538,633       0.1%
(degrees)*  Allied Defense Group, Inc.                                          2,645          212       0.0%
            AMERCO                                                             29,431    7,979,333       0.2%
#*          Ameresco, Inc. Class A                                                981        8,083       0.0%
            American Railcar Industries, Inc.                                  20,003    1,316,397       0.0%
#*          AMREP Corp.                                                           559        2,175       0.0%
#           Apogee Enterprises, Inc.                                           36,374    1,596,819       0.1%
            ArcBest Corp.                                                      12,135      469,624       0.0%
            Argan, Inc.                                                            21          731       0.0%
            Astec Industries, Inc.                                             22,925      869,087       0.0%
#*          Atlas Air Worldwide Holdings, Inc.                                 36,746    1,356,662       0.0%
*           Avis Budget Group, Inc.                                            94,608    5,274,396       0.1%
#           Baltic Trading, Ltd.                                                   40          150       0.0%
#           Barnes Group, Inc.                                                 36,400    1,330,784       0.0%
#           Barrett Business Services, Inc.                                    12,955      304,572       0.0%
*           BlueLinx Holdings, Inc.                                            17,052       20,462       0.0%
            Brady Corp. Class A                                                38,500      917,840       0.0%
#           Briggs & Stratton Corp.                                            41,033      829,277       0.0%
#*          Builders FirstSource, Inc.                                         12,182       72,239       0.0%
#*          CAI International, Inc.                                            17,082      359,576       0.0%
#*          Casella Waste Systems, Inc. Class A                                 5,201       23,404       0.0%
#*          CBIZ, Inc.                                                         38,149      352,115       0.0%
            CDI Corp.                                                          39,837      684,798       0.0%
#           Ceco Environmental Corp.                                            3,773       54,029       0.0%
            Celadon Group, Inc.                                                24,642      479,533       0.0%
            Chicago Rivet & Machine Co.                                           700       21,721       0.0%
            CIRCOR International, Inc.                                         10,019      752,928       0.0%
            Columbus McKinnon Corp.                                            17,542      499,070       0.0%
            Comfort Systems USA, Inc.                                          44,560      684,442       0.0%
            Compx International, Inc.                                             500        5,565       0.0%
            Courier Corp.                                                       8,245      111,885       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Industrials -- (Continued)
#   Covanta Holding Corp.                                                94,292 $  2,081,024       0.1%
*   Covenant Transportation Group, Inc. Class A                           7,080      146,839       0.0%
*   CPI Aerostructures, Inc.                                              4,626       44,178       0.0%
*   CRA International, Inc.                                               7,613      228,390       0.0%
    CSX Corp.                                                         1,242,950   44,286,308       0.9%
#   Curtiss-Wright Corp.                                                 46,353    3,208,091       0.1%
*   DigitalGlobe, Inc.                                                   21,971      628,151       0.0%
    Douglas Dynamics, Inc.                                               30,234      626,751       0.0%
*   Ducommun, Inc.                                                       16,645      439,594       0.0%
*   Dycom Industries, Inc.                                               39,867    1,251,425       0.0%
    Dynamic Materials Corp.                                               1,436       26,150       0.0%
    Eastern Co. (The)                                                    10,193      166,350       0.0%
    Eaton Corp. P.L.C.                                                   78,508    5,369,162       0.1%
    EMCOR Group, Inc.                                                    50,540    2,230,330       0.1%
    Encore Wire Corp.                                                    19,966      757,510       0.0%
#*  Energy Recovery, Inc.                                                 1,783        8,166       0.0%
    EnerSys                                                              43,239    2,715,409       0.1%
#*  Engility Holdings, Inc.                                               7,988      345,082       0.0%
    Ennis, Inc.                                                          48,483      719,003       0.0%
*   EnPro Industries, Inc.                                               17,635    1,137,987       0.0%
    ESCO Technologies, Inc.                                              17,601      669,190       0.0%
    Espey Manufacturing & Electronics Corp.                               1,671       31,749       0.0%
#*  Esterline Technologies Corp.                                         44,968    5,266,202       0.1%
    Exelis, Inc.                                                         73,253    1,307,566       0.0%
    Federal Signal Corp.                                                 65,358      928,084       0.0%
    FedEx Corp.                                                         142,324   23,825,038       0.5%
    Fortune Brands Home & Security, Inc.                                149,626    6,471,324       0.1%
#*  Franklin Covey Co.                                                    3,046       59,732       0.0%
    FreightCar America, Inc.                                              9,404      310,050       0.0%
#*  FTI Consulting, Inc.                                                 25,736    1,039,220       0.0%
*   Furmanite Corp.                                                      31,044      232,209       0.0%
    G&K Services, Inc. Class A                                           29,714    1,874,062       0.1%
#   GATX Corp.                                                           65,445    4,149,213       0.1%
#*  Gencor Industries, Inc.                                               8,766       84,943       0.0%
    General Dynamics Corp.                                               28,674    4,007,478       0.1%
    General Electric Co.                                              5,207,993  134,418,299       2.6%
#*  Genesee & Wyoming, Inc. Class A                                       1,200      115,440       0.0%
*   Gibraltar Industries, Inc.                                           27,702      422,455       0.0%
*   GP Strategies Corp.                                                  18,583      616,212       0.0%
#   Granite Construction, Inc.                                           27,179    1,003,177       0.0%
*   Great Lakes Dredge & Dock Corp.                                      69,820      488,042       0.0%
#   Greenbrier Cos., Inc. (The)                                          22,451    1,404,086       0.0%
#   Griffon Corp.                                                        67,323      827,400       0.0%
    H&E Equipment Services, Inc.                                         59,629    2,229,528       0.1%
#   Harsco Corp.                                                         54,094    1,172,758       0.0%
*   Hawaiian Holdings, Inc.                                              18,070      313,334       0.0%
    Heidrick & Struggles International, Inc.                             18,234      379,632       0.0%
#*  Hertz Global Holdings, Inc.                                         278,411    6,102,769       0.1%
#*  Hill International, Inc.                                             27,154      105,358       0.0%
    Huntington Ingalls Industries, Inc.                                  47,666    5,044,016       0.1%
    Hurco Cos., Inc.                                                      7,910      304,772       0.0%
*   Huron Consulting Group, Inc.                                          4,001      278,510       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc.                               12,246 $   961,189       0.0%
*   ICF International, Inc.                                            31,660   1,150,524       0.0%
    Ingersoll-Rand P.L.C.                                             213,109  13,344,886       0.3%
    Insteel Industries, Inc.                                           17,578     419,060       0.0%
#   International Shipholding Corp.                                    11,223     224,909       0.0%
#*  JetBlue Airways Corp.                                             324,893   3,749,265       0.1%
    Kadant, Inc.                                                        5,786     239,193       0.0%
    KAR Auction Services, Inc.                                         18,100     549,516       0.0%
    KBR, Inc.                                                           3,600      68,688       0.0%
#   Kelly Services, Inc. Class A                                       12,263     216,197       0.0%
#   Kennametal, Inc.                                                    1,000      38,610       0.0%
*   Key Technology, Inc.                                                3,199      42,355       0.0%
    Kimball International, Inc. Class B                                31,258     562,019       0.0%
#   Knightsbridge Shipping, Ltd.                                       14,861     130,480       0.0%
*   Korn/Ferry International                                           33,148     925,824       0.0%
*   Kratos Defense & Security Solutions, Inc.                           2,711      18,896       0.0%
    L-3 Communications Holdings, Inc.                                 100,470  12,203,086       0.3%
*   Lawson Products, Inc.                                               8,847     213,036       0.0%
#   LB Foster Co. Class A                                               6,682     361,429       0.0%
#*  LMI Aerospace, Inc.                                                13,807     181,976       0.0%
    LS Starrett Co. (The) Class A                                       4,097      60,554       0.0%
#   LSI Industries, Inc.                                               27,715     198,439       0.0%
*   Lydall, Inc.                                                       14,605     451,733       0.0%
    Manpowergroup, Inc.                                                22,886   1,527,640       0.0%
    Marten Transport, Ltd.                                             47,782     937,483       0.0%
    Matson, Inc.                                                       62,316   1,775,383       0.1%
#   Matthews International Corp. Class A                               12,387     570,793       0.0%
#   McGrath RentCorp                                                   17,552     641,175       0.0%
*   Mfri, Inc.                                                          8,900      81,168       0.0%
    Miller Industries, Inc.                                            20,099     397,357       0.0%
#   Mobile Mini, Inc.                                                  54,461   2,387,026       0.1%
#*  Moog, Inc. Class A                                                 35,339   2,704,847       0.1%
    Mueller Industries, Inc.                                           30,912   1,003,404       0.0%
    Mueller Water Products, Inc. Class A                              185,957   1,835,396       0.1%
#   Multi-Color Corp.                                                     308      15,184       0.0%
*   MYR Group, Inc.                                                    19,582     507,957       0.0%
#   National Presto Industries, Inc.                                      571      36,007       0.0%
*   Navigant Consulting, Inc.                                          12,297     189,251       0.0%
#   NL Industries, Inc.                                                50,651     369,246       0.0%
    NN, Inc.                                                           18,396     459,900       0.0%
    Norfolk Southern Corp.                                            545,229  60,324,137       1.2%
    Northrop Grumman Corp.                                            337,038  46,497,762       0.9%
*   Northwest Pipe Co.                                                  6,690     239,368       0.0%
#*  NOW, Inc.                                                          62,737   1,885,874       0.1%
*   On Assignment, Inc.                                                53,951   1,569,974       0.0%
*   Orbital Sciences Corp.                                             39,656   1,042,953       0.0%
#*  Orion Energy Systems, Inc.                                          1,043       5,997       0.0%
    Oshkosh Corp.                                                      14,466     647,498       0.0%
    Owens Corning                                                     149,300   4,786,558       0.1%
*   PAM Transportation Services, Inc.                                  19,428     835,015       0.0%
    Pentair P.L.C.                                                    117,934   7,907,475       0.2%
*   Pike Corp.                                                         22,013     262,835       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                      ------- ------------ ---------------
Industrials -- (Continued)
#   Powell Industries, Inc.                                             7,529 $    342,795       0.0%
#*  PowerSecure International, Inc.                                    19,459      217,357       0.0%
    Providence and Worcester Railroad Co.                                 850       15,122       0.0%
    Quad/Graphics, Inc.                                                 2,390       52,699       0.0%
    Quanex Building Products Corp.                                     21,431      429,049       0.0%
*   Quanta Services, Inc.                                             168,307    5,735,903       0.1%
    Raytheon Co.                                                       96,954   10,071,582       0.2%
*   RCM Technologies, Inc.                                             20,293      153,009       0.0%
    Regal-Beloit Corp.                                                 16,070    1,140,488       0.0%
#*  Republic Airways Holdings, Inc.                                    48,736      610,175       0.0%
    Republic Services, Inc.                                           429,755   16,502,592       0.3%
    Resources Connection, Inc.                                         25,955      401,524       0.0%
*   Roadrunner Transportation Systems, Inc.                               879       18,116       0.0%
#*  Rush Enterprises, Inc. Class A                                     32,603    1,242,174       0.0%
*   Rush Enterprises, Inc. Class B                                     18,522      598,816       0.0%
    Ryder System, Inc.                                                 89,844    7,948,499       0.2%
*   Saia, Inc.                                                          8,925      437,503       0.0%
    SIFCO Industries, Inc.                                              6,623      225,314       0.0%
    SkyWest, Inc.                                                      38,506      443,589       0.0%
*   SL Industries, Inc.                                                   300       13,500       0.0%
    Southwest Airlines Co.                                            645,761   22,265,839       0.5%
*   Sparton Corp.                                                       9,132      247,477       0.0%
    SPX Corp.                                                          12,803    1,213,596       0.0%
#*  Standard Register Co. (The)                                         4,686       23,992       0.0%
    Standex International Corp.                                        22,341    1,926,911       0.1%
    Stanley Black & Decker, Inc.                                      154,919   14,506,615       0.3%
    Steelcase, Inc. Class A                                            55,469      982,911       0.0%
    Supreme Industries, Inc. Class A                                    1,433        9,529       0.0%
#   TAL International Group, Inc.                                      24,053    1,037,406       0.0%
#   Terex Corp.                                                        27,578      793,419       0.0%
    Tetra Tech, Inc.                                                   45,222    1,212,402       0.0%
#*  Titan Machinery, Inc.                                               2,883       39,670       0.0%
*   TRC Cos., Inc.                                                     28,708      208,994       0.0%
#   Trinity Industries, Inc.                                          183,814    6,563,998       0.1%
    Triumph Group, Inc.                                                57,456    4,000,661       0.1%
*   Tutor Perini Corp.                                                 33,844      947,970       0.0%
#   Twin Disc, Inc.                                                       900       23,418       0.0%
    Tyco International, Ltd.                                          240,619   10,329,774       0.2%
*   Ultralife Corp.                                                     3,309       10,490       0.0%
    UniFirst Corp.                                                     18,705    2,086,730       0.1%
    Union Pacific Corp.                                               888,128  103,422,506       2.0%
#   United Stationers, Inc.                                            24,021    1,003,357       0.0%
    Universal Forest Products, Inc.                                    31,800    1,589,046       0.0%
#*  USA Truck, Inc.                                                    15,105      255,274       0.0%
*   Vectrus, Inc.                                                       4,069       99,446       0.0%
*   Veritiv Corp.                                                       9,437      425,703       0.0%
*   Versar, Inc.                                                        5,526       17,960       0.0%
    Viad Corp.                                                         27,114      691,678       0.0%
*   Virco Manufacturing Corp.                                          12,601       34,149       0.0%
    VSE Corp.                                                             305       18,385       0.0%
    Waste Connections, Inc.                                             2,800      139,720       0.0%
#   Watts Water Technologies, Inc. Class A                             53,615    3,250,677       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Industrials -- (Continued)
#   Werner Enterprises, Inc.                                             34,105 $    939,252       0.0%
#*  Wesco Aircraft Holdings, Inc.                                         6,228      110,547       0.0%
#*  WESCO International, Inc.                                            11,687      963,126       0.0%
*   Willdan Group, Inc.                                                   1,000       13,120       0.0%
*   Willis Lease Finance Corp.                                            6,713      153,124       0.0%
#*  XPO Logistics, Inc.                                                  12,216      487,663       0.0%
                                                                                ------------      ----
Total Industrials                                                                739,465,386      14.4%
                                                                                ------------      ----
Information Technology -- (6.9%)
    Activision Blizzard, Inc.                                           982,162   19,594,132       0.4%
*   Actua Corp.                                                           1,184       22,259       0.0%
*   Acxiom Corp.                                                          7,769      146,368       0.0%
*   Advanced Energy Industries, Inc.                                     47,985      949,143       0.0%
#*  Agilysys, Inc.                                                       16,899      190,959       0.0%
*   Alpha & Omega Semiconductor, Ltd.                                       419        3,884       0.0%
*   Amtech Systems, Inc.                                                  8,571       90,253       0.0%
#*  ANADIGICS, Inc.                                                      33,721       23,942       0.0%
*   AOL, Inc.                                                           105,592    4,596,420       0.1%
*   ARRIS Group, Inc.                                                   140,787    4,226,426       0.1%
*   Arrow Electronics, Inc.                                             182,170   10,358,186       0.2%
    Astro-Med, Inc.                                                       6,285       84,282       0.0%
    Avnet, Inc.                                                         139,400    6,029,050       0.1%
    AVX Corp.                                                           172,540    2,491,478       0.1%
    Aware, Inc.                                                          14,326       61,888       0.0%
*   Axcelis Technologies, Inc.                                              700        1,526       0.0%
*   AXT, Inc.                                                            20,506       48,394       0.0%
    Bel Fuse, Inc. Class A                                                4,174      106,020       0.0%
    Bel Fuse, Inc. Class B                                               18,286      517,311       0.0%
*   Benchmark Electronics, Inc.                                          93,903    2,227,379       0.1%
    Black Box Corp.                                                      26,448      581,591       0.0%
*   Blackhawk Network Holdings, Inc. Class B                             25,926      865,928       0.0%
#*  Blucora, Inc.                                                        81,156    1,375,594       0.0%
    Brocade Communications Systems, Inc.                                461,513    4,952,034       0.1%
    Brooks Automation, Inc.                                              50,847      626,943       0.0%
*   Bsquare Corp.                                                         4,065       15,894       0.0%
*   BTU International, Inc.                                               1,600        5,328       0.0%
*   CACI International, Inc. Class A                                     24,830    2,043,261       0.1%
*   Calix, Inc.                                                          16,027      173,252       0.0%
*   Cascade Microtech, Inc.                                              24,071      258,523       0.0%
*   Checkpoint Systems, Inc.                                             27,235      361,136       0.0%
*   CIBER, Inc.                                                          38,465      125,781       0.0%
    Cisco Systems, Inc.                                                 215,874    5,282,437       0.1%
    Cohu, Inc.                                                           40,815      416,313       0.0%
    Communications Systems, Inc.                                         12,612      149,200       0.0%
    Computer Sciences Corp.                                             205,559   12,415,764       0.3%
    Comtech Telecommunications Corp.                                     15,569      592,712       0.0%
    Concurrent Computer Corp.                                            13,740       97,554       0.0%
#   Convergys Corp.                                                     197,364    3,980,832       0.1%
*   CoreLogic, Inc.                                                      96,545    3,028,617       0.1%
    Corning, Inc.                                                     1,201,485   24,546,339       0.5%
#*  Cray, Inc.                                                           12,866      445,936       0.0%
    CSP, Inc.                                                             2,414       19,240       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Information Technology -- (Continued)
    CTS Corp.                                                          66,936 $ 1,231,622       0.0%
*   CyberOptics Corp.                                                   9,134      83,576       0.0%
*   Datalink Corp.                                                      1,412      17,862       0.0%
*   Digi International, Inc.                                           27,638     228,843       0.0%
*   Digital River, Inc.                                                18,905     483,401       0.0%
*   Diodes, Inc.                                                        4,709     121,633       0.0%
*   DSP Group, Inc.                                                    46,713     452,649       0.0%
#   EarthLink Holdings Corp.                                           83,735     299,771       0.0%
*   EchoStar Corp. Class A                                             23,551   1,100,538       0.0%
*   Edgewater Technology, Inc.                                         13,603      96,037       0.0%
#   Electro Rent Corp.                                                 40,561     618,150       0.0%
#   Electro Scientific Industries, Inc.                                 8,785      62,373       0.0%
#*  Electronics for Imaging, Inc.                                      58,110   2,656,789       0.1%
*   Emcore Corp.                                                          744       3,839       0.0%
*   Emulex Corp.                                                       16,147      91,392       0.0%
#*  EnerNOC, Inc.                                                      13,197     194,920       0.0%
*   Entegris, Inc.                                                        300       4,074       0.0%
    EPIQ Systems, Inc.                                                 23,453     376,186       0.0%
*   ePlus, Inc.                                                         8,745     534,057       0.0%
*   Euronet Worldwide, Inc.                                            23,278   1,249,330       0.0%
#*  Exar Corp.                                                         51,341     490,307       0.0%
*   Fabrinet                                                            4,055      73,842       0.0%
#*  Fairchild Semiconductor International, Inc.                       118,008   1,811,423       0.1%
    Fidelity National Information Services, Inc.                      151,857   8,866,930       0.2%
#*  Finisar Corp.                                                      61,526   1,028,715       0.0%
#*  First Solar, Inc.                                                  28,266   1,664,867       0.1%
*   FormFactor, Inc.                                                   30,568     243,627       0.0%
*   Frequency Electronics, Inc.                                        16,953     192,417       0.0%
*   GSE Systems, Inc.                                                  17,638      26,633       0.0%
*   GSI Technology, Inc.                                                5,863      28,201       0.0%
    Hackett Group, Inc. (The)                                          53,321     373,780       0.0%
#*  Harmonic, Inc.                                                     22,962     153,157       0.0%
    Hewlett-Packard Co.                                               759,615  27,254,986       0.5%
*   Hutchinson Technology, Inc.                                        22,425      80,057       0.0%
    IAC/InterActiveCorp                                               125,298   8,481,422       0.2%
*   ID Systems, Inc.                                                   17,291     129,682       0.0%
*   Identiv, Inc.                                                       1,017       9,509       0.0%
*   Ingram Micro, Inc. Class A                                        277,679   7,452,904       0.2%
*   Insight Enterprises, Inc.                                          42,100     957,775       0.0%
*   Integrated Device Technology, Inc.                                177,893   2,919,224       0.1%
    Integrated Silicon Solution, Inc.                                  42,178     572,777       0.0%
    Intel Corp.                                                       176,618   6,006,778       0.1%
#*  Internap Network Services Corp.                                    32,386     259,412       0.0%
*   International Rectifier Corp.                                      79,000   3,141,830       0.1%
*   Interphase Corp.                                                    2,999       8,787       0.0%
    Intersil Corp. Class A                                            119,798   1,592,115       0.0%
#*  Intevac, Inc.                                                       5,943      43,978       0.0%
*   IntriCon Corp.                                                      2,835      17,379       0.0%
#*  Itron, Inc.                                                        33,397   1,300,145       0.0%
    IXYS Corp.                                                          3,055      35,652       0.0%
    Juniper Networks, Inc.                                            212,100   4,468,947       0.1%
#*  Kemet Corp.                                                         2,700      12,960       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Information Technology -- (Continued)
*   Key Tronic Corp.                                                   17,623 $   144,861       0.0%
*   Kulicke & Soffa Industries, Inc.                                   71,688   1,033,741       0.0%
*   KVH Industries, Inc.                                               35,149     454,125       0.0%
*   Lattice Semiconductor Corp.                                       108,469     727,827       0.0%
    Leidos Holdings, Inc.                                              10,850     396,784       0.0%
#   Lexmark International, Inc. Class A                                35,849   1,547,243       0.0%
#*  Limelight Networks, Inc.                                           18,463      45,050       0.0%
#   ManTech International Corp. Class A                                 2,048      57,672       0.0%
    Marvell Technology Group, Ltd.                                    166,418   2,236,658       0.1%
#*  Maxwell Technologies, Inc.                                          2,521      29,395       0.0%
    Mentor Graphics Corp.                                              35,620     754,788       0.0%
*   Mercury Systems, Inc.                                               2,055      28,729       0.0%
    Methode Electronics, Inc.                                          79,272   3,121,731       0.1%
*   Micron Technology, Inc.                                           758,908  25,112,266       0.5%
    MKS Instruments, Inc.                                              61,200   2,227,680       0.1%
    MOCON, Inc.                                                           700      10,801       0.0%
#*  ModusLink Global Solutions, Inc.                                   68,955     241,342       0.0%
#*  Nanometrics, Inc.                                                  13,265     179,608       0.0%
*   NCI, Inc. Class A                                                     686       6,983       0.0%
*   NETGEAR, Inc.                                                         428      14,569       0.0%
*   Newport Corp.                                                      64,756   1,158,485       0.0%
#*  Novatel Wireless, Inc.                                             22,113      63,022       0.0%
*   OmniVision Technologies, Inc.                                      37,132     994,395       0.0%
    Oplink Communications, Inc.                                        38,456     801,808       0.0%
    Optical Cable Corp.                                                10,793      50,079       0.0%
*   PAR Technology Corp.                                               15,130      77,753       0.0%
    Park Electrochemical Corp.                                          1,642      42,364       0.0%
    PC Connection, Inc.                                                39,267     936,518       0.0%
    PC-Tel, Inc.                                                       33,870     260,799       0.0%
*   PCM, Inc.                                                          10,471     101,150       0.0%
    Perceptron, Inc.                                                    8,428      84,870       0.0%
*   Pericom Semiconductor Corp.                                        37,284     407,514       0.0%
#*  Photronics, Inc.                                                   79,712     716,611       0.0%
*   Planar Systems, Inc.                                                3,449      12,485       0.0%
*   Plexus Corp.                                                       10,626     439,385       0.0%
*   PMC-Sierra, Inc.                                                  102,988     802,276       0.0%
*   Polycom, Inc.                                                      36,977     483,659       0.0%
*   Qualstar Corp.                                                     11,500      14,145       0.0%
*   Qumu Corp.                                                            800      11,968       0.0%
*   Rambus, Inc.                                                        1,069      12,240       0.0%
*   RealNetworks, Inc.                                                 20,552     141,809       0.0%
    Reis, Inc.                                                         13,511     316,157       0.0%
#   RF Industries, Ltd.                                                 2,823      12,845       0.0%
    Richardson Electronics, Ltd.                                       24,525     245,495       0.0%
#*  Rofin-Sinar Technologies, Inc.                                      4,978     111,457       0.0%
*   Rogers Corp.                                                        7,543     515,715       0.0%
*   Rovi Corp.                                                         19,000     396,720       0.0%
*   Rudolph Technologies, Inc.                                         22,160     194,565       0.0%
    SanDisk Corp.                                                      13,097   1,232,952       0.0%
*   Sanmina Corp.                                                      39,846     998,939       0.0%
*   ScanSource, Inc.                                                   14,745     562,964       0.0%
#   Science Applications International Corp.                            6,199     303,193       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS**
                                                                      --------- ------------ ---------------
Information Technology -- (Continued)
*   Seachange International, Inc.                                        29,972 $    202,611       0.0%
*   ShoreTel, Inc.                                                        3,200       25,888       0.0%
#*  Sonus Networks, Inc.                                                 33,110      114,892       0.0%
*   Spansion, Inc. Class A                                               21,173      435,740       0.0%
#*  Speed Commerce, Inc.                                                    336          998       0.0%
*   SS&C Technologies Holdings, Inc.                                     25,793    1,246,318       0.0%
#*  StarTek, Inc.                                                        24,613      185,090       0.0%
#*  SunEdison, Inc.                                                     154,224    3,008,910       0.1%
#*  SunPower Corp.                                                       18,322      583,372       0.0%
*   Super Micro Computer, Inc.                                            5,886      188,117       0.0%
*   support.com, Inc.                                                    25,400       54,102       0.0%
*   Sykes Enterprises, Inc.                                              20,292      437,090       0.0%
#   SYNNEX Corp.                                                         55,900    3,867,162       0.1%
*   Tech Data Corp.                                                      82,952    4,953,893       0.1%
*   TeleCommunication Systems, Inc. Class A                              54,047      155,655       0.0%
*   Telenav, Inc.                                                         9,865       71,225       0.0%
    Teradyne, Inc.                                                       26,789      492,918       0.0%
#   Tessco Technologies, Inc.                                             8,689      275,876       0.0%
    Tessera Technologies, Inc.                                           48,635    1,478,018       0.0%
    TheStreet, Inc.                                                      35,273       80,775       0.0%
*   TriQuint Semiconductor, Inc.                                         59,493    1,286,834       0.0%
#*  TTM Technologies, Inc.                                               62,635      432,808       0.0%
    United Online, Inc.                                                  17,780      199,492       0.0%
#*  Veeco Instruments, Inc.                                              15,978      575,048       0.0%
*   Viasystems Group, Inc.                                               11,376      180,537       0.0%
*   Virtusa Corp.                                                        30,064    1,232,023       0.0%
#   Vishay Intertechnology, Inc.                                        228,349    3,084,995       0.1%
*   Vishay Precision Group, Inc.                                         24,277      412,466       0.0%
*   Westell Technologies, Inc. Class A                                   11,429       15,315       0.0%
    Western Digital Corp.                                               212,781   20,931,267       0.4%
*   Xcerra Corp.                                                         20,165      171,201       0.0%
    Xerox Corp.                                                       1,188,277   15,780,319       0.3%
*   XO Group, Inc.                                                        6,284       79,995       0.0%
*   Yahoo!, Inc.                                                      1,048,770   48,295,858       1.0%
*   Zynga, Inc. Class A                                                 170,882      435,749       0.0%
                                                                                ------------       ---
Total Information Technology                                                     365,585,516       7.1%
                                                                                ------------       ---
Materials -- (3.0%)
    A Schulman, Inc.                                                     32,960    1,167,114       0.0%
    Alcoa, Inc.                                                         888,828   14,896,757       0.3%
#   Allegheny Technologies, Inc.                                         22,777      748,224       0.0%
#*  AM Castle & Co.                                                      24,982      183,618       0.0%
    Ampco-Pittsburgh Corp.                                                4,007       87,312       0.0%
    Ashland, Inc.                                                       112,560   12,164,359       0.3%
    Axiall Corp.                                                         26,423    1,064,847       0.0%
    Bemis Co., Inc.                                                      24,092      926,819       0.0%
    Cabot Corp.                                                          46,280    2,148,780       0.1%
*   Century Aluminum Co.                                                 15,822      463,268       0.0%
#*  Chemtura Corp.                                                       49,368    1,149,781       0.0%
*   Clearwater Paper Corp.                                               16,822    1,082,496       0.0%
#   Cliffs Natural Resources, Inc.                                       35,738      401,338       0.0%
    Commercial Metals Co.                                                85,208    1,473,246       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                      SHARES    VALUE+    OF NET ASSETS**
                                                                      ------- ----------- ---------------
Materials -- (Continued)
*   Core Molding Technologies, Inc.                                    11,847 $   157,565       0.0%
    Cytec Industries, Inc.                                            129,400   6,033,922       0.1%
    Domtar Corp.                                                       61,834   2,539,522       0.1%
    Dow Chemical Co. (The)                                             14,000     691,600       0.0%
*   Ferro Corp.                                                        42,247     554,281       0.0%
    Freeport-McMoRan, Inc.                                            327,519   9,334,291       0.2%
    Friedman Industries, Inc.                                          13,926     106,395       0.0%
    FutureFuel Corp.                                                    6,104      81,305       0.0%
*   Graphic Packaging Holding Co.                                     154,000   1,868,020       0.0%
    Greif, Inc. Class A                                                 4,885     215,233       0.0%
*   Headwaters, Inc.                                                   23,663     300,520       0.0%
#*  Horsehead Holding Corp.                                            49,015     770,026       0.0%
    Huntsman Corp.                                                     50,242   1,225,905       0.0%
    International Paper Co.                                           493,615  24,986,791       0.5%
    Kaiser Aluminum Corp.                                              27,181   1,890,439       0.1%
*   KapStone Paper and Packaging Corp.                                 80,984   2,491,068       0.1%
*   Kraton Performance Polymers, Inc.                                   5,435      97,232       0.0%
#   Kronos Worldwide, Inc.                                              4,331      58,209       0.0%
#*  Landec Corp.                                                       37,056     466,535       0.0%
#*  Louisiana-Pacific Corp.                                           173,457   2,532,472       0.1%
    LyondellBasell Industries NV Class A                               71,793   6,578,393       0.1%
#   Martin Marietta Materials, Inc.                                    23,633   2,763,170       0.1%
#   Materion Corp.                                                     18,497     729,707       0.0%
    MeadWestvaco Corp.                                                188,451   8,323,881       0.2%
*   Mercer International, Inc.                                         21,725     273,300       0.0%
    Minerals Technologies, Inc.                                        34,280   2,629,619       0.1%
    Mosaic Co. (The)                                                   17,274     765,411       0.0%
    Myers Industries, Inc.                                             64,720     966,917       0.0%
    Neenah Paper, Inc.                                                  7,684     468,801       0.0%
    Newmont Mining Corp.                                               32,446     608,687       0.0%
*   Northern Technologies International Corp.                           3,035      56,815       0.0%
    Nucor Corp.                                                        83,945   4,538,067       0.1%
#   Olin Corp.                                                         62,261   1,509,207       0.0%
#   Olympic Steel, Inc.                                                 9,986     200,918       0.0%
#   OM Group, Inc.                                                     42,299   1,101,043       0.0%
*   Penford Corp.                                                      21,864     412,136       0.0%
    PH Glatfelter Co.                                                  50,600   1,276,638       0.0%
#   PolyOne Corp.                                                       8,983     332,461       0.0%
    Reliance Steel & Aluminum Co.                                      93,801   6,329,691       0.1%
*   Resolute Forest Products, Inc.                                      1,817      33,723       0.0%
    Rock-Tenn Co. Class A                                              53,600   2,741,640       0.1%
*   RTI International Metals, Inc.                                     50,032   1,178,254       0.0%
#   Schnitzer Steel Industries, Inc. Class A                              400       9,420       0.0%
    Sensient Technologies Corp.                                        38,101   2,254,817       0.1%
    Steel Dynamics, Inc.                                               94,919   2,184,086       0.1%
#*  Stillwater Mining Co.                                              59,549     781,878       0.0%
*   SunCoke Energy, Inc.                                               62,210   1,486,819       0.0%
    Synalloy Corp.                                                      5,144      83,076       0.0%
    Tredegar Corp.                                                     40,177     764,167       0.0%
    Tronox, Ltd. Class A                                                1,600      38,688       0.0%
#*  Universal Stainless & Alloy Products, Inc.                          9,093     233,781       0.0%
    Vulcan Materials Co.                                               58,246   3,594,361       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES       VALUE+     OF NET ASSETS**
                                                                               ---------- -------------- ---------------
Materials -- (Continued)
#            Wausau Paper Corp.                                                    13,070 $      129,262       0.0%
             Westlake Chemical Corp.                                              158,152     11,157,624       0.2%
             Worthington Industries, Inc.                                          47,320      1,828,918       0.0%
                                                                                          --------------      ----
Total Materials                                                                              162,724,666       3.2%
                                                                                          --------------      ----
Other -- (0.0%)
(degrees)*   Gerber Scientific, Inc. Escrow Shares                                 47,409             --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                            900             --       0.0%
                                                                                          --------------      ----
Total Other                                                                                           --       0.0%
                                                                                          --------------      ----
Telecommunication Services -- (4.0%)
#            AT&T, Inc.                                                         4,073,875    141,933,805       2.8%
#            Atlantic Tele-Network, Inc.                                               84          5,644       0.0%
             CenturyLink, Inc.                                                    510,163     21,161,561       0.4%
#            Frontier Communications Corp.                                        696,949      4,558,047       0.1%
*            General Communication, Inc. Class A                                   45,867        538,020       0.0%
#*           Iridium Communications, Inc.                                          14,800        140,600       0.0%
             Lumos Networks Corp.                                                     500          8,600       0.0%
#*           ORBCOMM, Inc.                                                         44,499        281,234       0.0%
*            Premiere Global Services, Inc.                                         2,000         20,940       0.0%
#            Shenandoah Telecommunications Co.                                      3,026         89,539       0.0%
             Spok Holdings, Inc.                                                   12,522        203,357       0.0%
#*           Sprint Corp.                                                         824,326      4,888,253       0.1%
*            T-Mobile US, Inc.                                                    113,786      3,321,413       0.1%
             Telephone & Data Systems, Inc.                                       154,629      3,964,688       0.1%
#*           United States Cellular Corp.                                          33,568      1,222,547       0.0%
             Verizon Communications, Inc.                                         644,888     32,405,622       0.6%
*            Vonage Holdings Corp.                                                 85,934        299,050       0.0%
                                                                                          --------------      ----
Total Telecommunication Services                                                             215,042,920       4.2%
                                                                                          --------------      ----
Utilities -- (0.3%)
*            Calpine Corp.                                                         62,921      1,435,857       0.0%
             Consolidated Water Co., Ltd.                                           6,656         79,806       0.0%
             NRG Energy, Inc.                                                     367,799     11,026,614       0.2%
#            Ormat Technologies, Inc.                                              20,134        582,879       0.0%
#            SJW Corp.                                                              6,569        209,945       0.0%
             UGI Corp.                                                             78,988      2,977,058       0.1%
                                                                                          --------------      ----
Total Utilities                                                                               16,312,159       0.3%
                                                                                          --------------      ----
TOTAL COMMON STOCKS                                                                        5,127,402,862      99.7%
                                                                                          --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights              8,393         21,150       0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                        8,220             --       0.0%
(degrees)#*  Sears Holdings Corp. Rights 11/07/14                                  25,182            605       0.0%
                                                                                          --------------      ----
TOTAL RIGHTS/WARRANTS                                                                             21,755       0.0%
                                                                                          --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid Reserves, 0.077%                20,061,382     20,061,382       0.4%
                                                                                          --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund                                    14,553,369 $  168,382,482        3.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,951,388,341)                                $5,315,868,481      103.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  920,438,391             --   --    $  920,438,391
   Consumer Staples                370,555,829             --   --       370,555,829
   Energy                          822,464,980             --   --       822,464,980
   Financials                      989,919,534   $     27,669   --       989,947,203
   Health Care                     524,865,812             --   --       524,865,812
   Industrials                     739,465,174            212   --       739,465,386
   Information Technology          365,585,516             --   --       365,585,516
   Materials                       162,724,666             --   --       162,724,666
   Other                                    --             --   --                --
   Telecommunication Services      215,042,920             --   --       215,042,920
   Utilities                        16,312,159             --   --        16,312,159
Rights/Warrants                             --         21,755   --            21,755
Temporary Cash Investments          20,061,382             --   --        20,061,382
Securities Lending Collateral               --    168,382,482   --       168,382,482
                                --------------   ------------   --    --------------
TOTAL                           $5,147,436,363   $168,432,118   --    $5,315,868,481
                                ==============   ============   ==    ==============

(b) Not applicable.

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1)Code of Ethics is filed herewith.

   (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company


By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Chairman, Trustee,
     President and Co-Chief
     Executive Officer

Date: January 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: January 5, 2015


By:  /s/ David R. Martin
     --------------------------
     David R. Martin
     Principal Financial
     Officer
     The DFA Investment Trust
     Company

Date: January 5, 2015